Registration No. 33-59474

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

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POST-EFFECTIVE AMENDMENT NO. 109 TO

FORM N-1A

REGISTRATION STATEMENT

under

THE SECURITIES ACT OF 1933

and

REGISTRATION STATEMENT

under

THE INVESTMENT COMPANY ACT OF 1940

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PRINCIPAL FUNDS, INC.

(Exact name of Registrant as specified in Charter)

The Principal Financial Group

Des Moines, Iowa 50392

(Address of principal executive offices)

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Telephone Number (515) 248-3842

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Copy to:

MICHAEL D. ROUGHTON	JOHN W. BLOUCH, Esq.
The Principal Financial Group	Drinker Biddle & Reath, LLP
Des Moines, Iowa 50392	1500 K Street, N.W.
Washington, DC 20005-1209

(Name and address of agent for service)

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It is proposed that this filing will become effective (check appropriate box)

_____ immediately upon filing pursuant to paragraph (b) of Rule 485

_XX_ on February 29, 2012 pursuant to paragraph (b) of Rule 485

_____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

_____ on (date) pursuant to paragraph (a)(1) of Rule 485

_____ 75 days after filing pursuant to paragraph (a)(2) of Rule 485

_____ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:)

_____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The Amendment is an annual update to the Registrant’s registration statement for series with an October 31 fiscal year end. The Amendment includes a facing page, prospectus for Classes A, B, C and P shares, prospectus for Class J shares, prospectus for Institutional Class shares, prospectus for Classes R-1, R-2, R-3, R-4, and R-5 shares, statement of additional information, Part C, and signature pages. The Amendment is not being filed to update or amend the prospectuses or statement of additional information for the Registrant’s series with a fiscal year end of August 31.

PRINCIPAL FUNDS, INC. (“PFI”)

Class A, Class B, Class C, and Class P Shares

The date of this Prospectus is February 29, 2012.

Ticker Symbols
	Share Class					Share Class
Fund Name	A	B	C	P	Fund Name	A	B	C	P
Bond & Mortgage Securities	PRBDX	PROBX	PBMCX		Principal LifeTime 2010	PENAX
California Municipal	SRCMX	SQCMX	SRCCX		Principal LifeTime 2020	PTBAX	PLIBX
Diversified International	PRWLX	PRBWX	PDNCX	PDIPX	Principal LifeTime 2030	PTCAX	PTCBX
Equity Income	PQIAX	PQUBX	PEUCX	PEQPX	Principal LifeTime 2040	PTDAX	PTDBX
Global Diversified Income	PGBAX		PGDCX	PGDPX	Principal LifeTime 2050	PPEAX	PLTFX
Global Real Estate Securities	POSAX		POSCX	POSPX	Principal LifeTime Strategic Income	PALTX	PLTSX
Government & High Quality Bond	CMPGX	CBUGX	CCUGX	PGSPX	Real Estate Securities	PRRAX	PRLEX	PRCEX	PIRPX
High Yield	CPHYX	CBHYX	CCHIX	PYHPX	SAM Balanced	SABPX	SBBPX	SCBPX
Income	CMPIX	CMIBX	CNMCX	PIMPX	SAM Conservative Balanced	SAIPX	SBIPX	SCIPX
Inflation Protection	PITAX		PPOCX		SAM Conservative Growth	SAGPX	SBGPX	SCGPX
International Emerging Markets	PRIAX	PIEBX	PMKCX	PIEPX	SAM Flexible Income	SAUPX	SBUPX	SCUPX
LargeCap Growth	PRGWX	PRGBX	PLGCX	PGLPX	SAM Strategic Growth	SACAX	SBCAX	SWHCX
LargeCap S&P 500 Index	PLSAX		PLICX		Short-Term Income	SRHQX		STCCX	PSTPX
LargeCap Value	PCACX	PCCBX	PLUCX		SmallCap Blend	PLLAX	PLLBX	PSMCX
MidCap Blend	PEMGX	PRMBX	PMBCX	PMCPX	Tax-Exempt Bond	PTEAX	PTBBX	PTBCX
Money Market	PCSXX	PMBXX	PPCXX
Principal Capital Appreciation	CMNWX	CMNBX	CMNCX	PCFPX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summaries
Balanced/Asset Allocation Funds
Strategic Asset Management (“SAM”) Balanced Portfolio	3
Strategic Asset Management (“SAM”) Conservative Balanced Portfolio	8
Strategic Asset Management (“SAM”) Conservative Growth Portfolio	13
Strategic Asset Management (“SAM”) Flexible Income Portfolio	18
Strategic Asset Management (“SAM”) Strategic Growth Portfolio	23
Principal LifeTime Strategic Income Fund	28
Principal LifeTime 2010 Fund	34
Principal LifeTime 2020 Fund	40
Principal LifeTime 2030 Fund	47
Principal LifeTime 2040 Fund	54
Principal LifeTime 2050 Fund	60
LargeCap US Equity Funds
Equity Income Fund	66
LargeCap Growth Fund	70
LargeCap S&P 500 Index Fund	74
LargeCap Value Fund	78
Principal Capital Appreciation	82
Real Estate Fund
Real Estate Securities Fund	86
Small/MidCap US Equity Funds
MidCap Blend Fund	90
SmallCap Blend Fund	94
International Equity Funds
Diversified International Fund	98
Global Real Estate Securities Fund	102
International Emerging Markets Fund	107
Fixed-Income Funds
Bond & Mortgage Securities Fund	111
California Municipal Fund	116
Global Diversified Income Fund	120
Government & High Quality Bond Fund	127
High Yield Fund	131
Income Fund	135
Inflation Protection Fund	139
Tax-Exempt Bond Fund	143
Short-Term Fixed Income Funds
Money Market Fund	147
Short-Term Income Fund	151
Additional Information about Investment Strategies and Risks	155
Portfolio Holdings Information	174
Management of the Funds	175
Pricing of Fund Shares	182
Contact Principal Funds, Inc.	184
Purchase of Fund Shares	185
Redemption of Fund Shares	187
Exchange of Fund Shares	189
Dividends and Distributions	191
Frequent Purchases and Redemptions	192
Tax Considerations	193
Choosing A Share Class and the Costs of Investing	194
Distribution Plans and Intermediary Compensation	200
Fund Account Information	202
Financial Highlights	203
Appendix A – Description of Bond Ratings	238
Additional Information	243
2

Strategic Asset Management (“SAM”) Balanced Portfolio

Objective:	The Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 194, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 129 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class A	Class B	Class C
Management Fees	0.34%	0.34%	0.34%
Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00
Other Expenses	0.11	0.16	0.09
Acquired Fund Fees and Expenses	0.65	0.65	0.65
Total Annual Fund Operating Expenses	1.35%	2.15%	2.08%
Expense Reimbursement(1)	N/A	―	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	1.35%	2.15%	2.08%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses and Acquired Fund Fees and Expenses (expressed as a percent of average net assets on an annualized basis) not to exceed and 1.70% for Class B. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$680	$954	$1,249	$2,085
Class B	$718	$1,073	$1,354	$2,279
Class C	$311	$652	$1,119	$2,410

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$680	$954	$1,249	$2,085
Class B	$218	$673	$1,154	$2,279
Class C	$211	$652	$1,119	$2,410

3

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 29.6% of the average value of its portfolio.

Principal Investment Strategies

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:

•	Generally invests between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as mortgage-backed securities, government and government-sponsored securities, corporate bonds and preferred securities)
•	Generally invests between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund (equity funds that generally invest in US and international (including emerging markets) equity securities) and
•	Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer enhanced diversification beyond traditional equity securities and fixed-income securities)

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks

The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.

The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

4

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company’s capital structure and therefore can be subject to greater credit and liquidation risk. An issuer of preferred securities could redeem the security prior to the stated maturity date and reduce the return of the security.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

5

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (60/40) are 60% S&P 500 Index and 40% Barclays Capital Aggregate Bond Index.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	13.43%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-14.46%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class A Return Before Taxes	-4.97%	1.22%	4.01%
Class A Return After Taxes on Distributions	-5.47%	0.10%	3.11%
Class A Return After Taxes on Distribution and Sale of Fund Shares	-3.01%	0.63%	3.08%
Class B Return Before Taxes	-5.18%	1.25%	3.95%
Class C Return Before Taxes	-1.18%	1.62%	3.82%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
Capital Benchmark (60/40) (reflects no deduction for fees, expenses, or taxes)	4.69%	2.84%	4.40%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

6

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Edge Asset Management, Inc.

•	Charles D. Averill (since 2010), Portfolio Manager
•	Jill R. Cuniff (since 2010), President and Portfolio Manager
•	Todd A. Jablonski (since 2010), Portfolio Manager

Purchase and Sale of Fund Shares

Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

7

Strategic Asset Management (“SAM”) Conservative Balanced Portfolio

Objective:	The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 194, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 129 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class A	Class B	Class C
Management Fees	0.34%	0.34%	0.34%
Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00
Other Expenses	0.11	0.17	0.10
Acquired Fund Fees and Expenses	0.61	0.61	0.61
Total Annual Fund Operating Expenses	1.31%	2.12%	2.05%
Expense Reimbursement(1)	N/A	―	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	1.31%	2.12%	2.05%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses and Acquired Fund Fees and Expenses (expressed as a percent of average net assets on an annualized basis) not to exceed and 1.69% for Class B. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$676	$942	$1,229	$2,042
Class B	$715	$1,064	$1,339	$2,245
Class C	$308	$643	$1,103	$2,379

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$676	$942	$1,229	$2,042
Class B	$215	$664	$1,139	$2,245
Class C	$208	$643	$1,103	$2,379

8

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 21.4% of the average value of its portfolio.

Principal Investment Strategies

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:

•	Generally invests between 40% and 80% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as mortgage-backed securities, government and government-sponsored securities, corporate bonds and preferred securities)
•	Generally invests between 20% and 60% of its assets in equity funds, and less than 30% in any one equity fund (equity funds that generally invest in US and international (including emerging markets) equity securities) and
•	Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer enhanced diversification beyond traditional equity securities and fixed-income securities)

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks

The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.

The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

9

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company’s capital structure and therefore can be subject to greater credit and liquidation risk. An issuer of preferred securities could redeem the security prior to the stated maturity date and reduce the return of the security.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

10

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The predecessor portfolio’s performance between 1996 and 2003 benefited from the agreement of Edge and its affiliates to limit the portfolio’s expenses.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (40/60) are 40% S&P 500 Index and 60% Barclays Capital Aggregate Bond Index.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	11.55%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-9.94%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class A Return Before Taxes	-3.93%	2.49%	4.42%
Class A Return After Taxes on Distributions	-4.75%	1.22%	3.27%
Class A Return After Taxes on Distribution and Sale of Fund Shares	-2.31%	1.53%	3.22%
Class B Return Before Taxes	-4.04%	2.51%	4.36%
Class C Return Before Taxes	-0.02%	2.90%	4.23%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%
Capital Benchmark (40/60) (reflects no deduction for fees, expenses, or taxes)	5.84%	4.20%	4.97%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Edge Asset Management, Inc.

•	Charles D. Averill (since 2010), Portfolio Manager
•	Jill R. Cuniff (since 2010), President and Portfolio Manager
•	Todd A. Jablonski (since 2010), Portfolio Manager
11

Purchase and Sale of Fund Shares

Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

12

Strategic Asset Management (“SAM”) Conservative Growth Portfolio

Objective:	The Portfolio seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 194, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 129 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class A	Class B	Class C
Management Fees	0.34%	0.34%	0.34%
Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00
Other Expenses	0.12	0.17	0.12
Acquired Fund Fees and Expenses	0.69	0.69	0.69
Total Annual Fund Operating Expenses	1.40%	2.20%	2.15%
Expense Reimbursement(1)	N/A	―	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	1.40%	2.20%	2.15%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses and Acquired Fund Fees and Expenses (expressed as a percent of average net assets on an annualized basis) not to exceed and 1.71% for Class B. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$685	$969	$1,274	$2,137
Class B	$723	$1,088	$1,380	$2,332
Class C	$318	$673	$1,154	$2,483

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$685	$ 969	$1,274	$2,137
Class B	$223	$ 688	$1,180	$2,332
Class C	$218	$673	$1,154	$2,483

13

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 31.9% of the average value of its portfolio.

Principal Investment Strategies

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:

•	Generally invests between 0% and 40% of its assets in fixed-income funds, and less than 30% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as mortgage-backed securities, government and government-sponsored securities, corporate bonds and preferred securities)
•	Generally invests between 60% and 100% of its assets in equity funds, and less than 40% in any one equity fund (equity funds that generally invest in US and international (including emerging markets) equity securities) and
•	Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer enhanced diversification beyond traditional equity securities and fixed-income securities)

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks

The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Agency or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.

The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

14

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company’s capital structure and therefore can be subject to greater credit and liquidation risk. An issuer of preferred securities could redeem the security prior to the stated maturity date and reduce the return of the security.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

15

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (80/20) are 80% S&P 500 Index and 20% Barclays Capital Aggregate Bond Index.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	14.58%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-19.14%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class A Return Before Taxes	-6.34%	-0.47%	3.26%
Class A Return After Taxes on Distributions	-6.55%	-1.28%	2.70%
Class A Return After Taxes on Distribution and Sale of Fund Shares	-3.84%	-0.53%	2.69%
Class B Return Before Taxes	-6.60%	-0.46%	3.20%
Class C Return Before Taxes	-2.53%	-0.09%	3.07%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
Capital Benchmark (80/20) (reflects no deduction for fees, expenses, or taxes)	3.45%	1.36%	3.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Edge Asset Management, Inc.

•	Charles D. Averill (since 2010), Portfolio Manager
•	Jill R. Cuniff (since 2010), President and Portfolio Manager
•	Todd A. Jablonski (since 2010), Portfolio Manager
16

Purchase and Sale of Fund Shares

Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

17

Strategic Asset Management (“SAM”) Flexible Income Portfolio

Objective:	The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 194, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 129 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class A	Class B	Class C
Management Fees	0.34%	0.34%	0.34%
Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00
Other Expenses	0.10	0.18	0.10
Acquired Fund Fees and Expenses	0.60	0.60	0.60
Total Annual Fund Operating Expenses	1.29%	2.12%	2.04%
Expense Reimbursement(1)	N/A	―	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	1.29%	2.12%	2.04%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses and Acquired Fund Fees and Expenses (expressed as a percent of average net assets on an annualized basis) not to exceed and 1.69% for Class B. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$501	$769	$1,056	$1,873
Class B	$715	$1,064	$1,339	$2,240
Class C	$307	$640	$1,098	$2,369

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$501	$769	$1,056	$1,873
Class B	$215	$664	$1,139	$2,240
Class C	$207	$640	$1,098	$2,369

18

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 19.6% of the average value of its portfolio.

Principal Investment Strategies

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:

•	Generally invests between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as mortgage-backed securities, government and government-sponsored securities, corporate bonds and preferred securities)
•	Generally invests between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund (equity funds that generally invest in US and international (including emerging markets) equity securities) and
•	Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer enhanced diversification beyond traditional equity securities and fixed-income securities)

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks

The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.

The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

19

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company’s capital structure and therefore can be subject to greater credit and liquidation risk. An issuer of preferred securities could redeem the security prior to the stated maturity date and reduce the return of the security.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

20

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (25/75) are 25% S&P 500 Index and 75% Barclays Capital Aggregate Bond Index.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	10.74%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-7.04%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class A Return Before Taxes	-0.95%	3.62%	4.60%
Class A Return After Taxes on Distributions	-2.00%	2.18%	3.21%
Class A Return After Taxes on Distribution and Sale of Fund Shares	-0.47%	2.33%	3.17%
Class B Return Before Taxes	-2.96%	3.24%	4.35%
Class C Return Before Taxes	1.08%	3.64%	4.20%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%
Capital Benchmark (25/75) (reflects no deduction for fees, expenses, or taxes)	6.64%	5.13%	5.33%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

21

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Edge Asset Management, Inc.

•	Charles D. Averill (since 2010), Portfolio Manager
•	Jill R. Cuniff (since 2010), President and Portfolio Manager
•	Todd A. Jablonski (since 2010), Portfolio Manager

Purchase and Sale of Fund Shares

Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

22

Strategic Asset Management (“SAM”) Strategic Growth Portfolio

Objective:	The Portfolio seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 194, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 129 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class A	Class B	Class C
Management Fees	0.34%	0.34%	0.34%
Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00
Other Expenses	0.16	0.20	0.15
Acquired Fund Fees and Expenses	0.73	0.73	0.73
Total Annual Fund Operating Expenses	1.48%	2.27%	2.22%
Expense Reimbursement(1)	N/A	―	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	1.48%	2.27%	2.22%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses and Acquired Fund Fees and Expenses (expressed as a percent of average net assets on an annualized basis) not to exceed and 1.75% for Class B. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$692	$992	$1,313	$2,221
Class B	$730	$1,109	$1,415	$2,407
Class C	$325	$694	$1,190	$2,554

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$692	$992	$1,313	$2,221
Class B	$230	$709	$1,215	$2,407
Class C	$225	$694	$1,190	$2,554

23

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 37.7% of the average value of its portfolio.

Principal Investment Strategies

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:

•	Generally invests between 0% and 25% of its assets in fixed-income funds, and less than 25% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as mortgage-backed securities, government and government-sponsored securities, corporate bonds and preferred securities)
•	Generally invests between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund (equity funds that generally invest in US and international (including emerging markets) equity securities) and
•	Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer enhanced diversification beyond traditional equity securities and fixed-income securities)

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks

The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.

The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

24

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company’s capital structure and therefore can be subject to greater credit and liquidation risk. An issuer of preferred securities could redeem the security prior to the stated maturity date and reduce the return of the security.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

25

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '03	16.26%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-22.29%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class A Return Before Taxes	-7.70%	-1.63%	2.59%
Class A Return After Taxes on Distributions	-7.81%	-2.29%	2.21%
Class A Return After Taxes on Distribution and Sale of Fund Shares	-4.85%	-1.45%	2.19%
Class B Return Before Taxes	-7.92%	-1.60%	2.54%
Class C Return Before Taxes	-3.96%	-1.24%	2.43%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Edge Asset Management, Inc.

•	Charles D. Averill (since 2010), Portfolio Manager
•	Jill R. Cuniff (since 2010), President and Portfolio Manager
•	Todd A. Jablonski (since 2010), Portfolio Manager
26

Purchase and Sale of Fund Shares

Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

27

Principal LifeTime Strategic Income Fund

Objective:	The Fund seeks current income, and as a secondary objective, capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 194, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 129 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class A	Class B
Management Fees	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.25	1.00
Other Expenses	0.25	2.69
Acquired Fund Fees and Expenses	0.58	0.58
Total Annual Fund Operating Expenses	1.11%	4.30
Expense Reimbursement(1)	0.12	2.56
Total Annual Fund Operating Expenses after Expense Reimbursement	0.99%	1.74%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A and Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses and Acquired Fund Fees and Expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.41% for Class A and 1.16% for Class B. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$472	$701	$951	$1,664
Class B	$677	$1,431	$2,141	$3,583

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$472	$701	$951	$1,664
Class B	$177	$1,031	$1,941	$3,583

28

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 19.8% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors primarily seeking current income and secondarily capital appreciation. The Fund's asset allocation is designed for investors who are approximately 15 years beyond the normal retirement age of 65. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

29

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

30

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A shares commenced operations on June 28, 2005, and Class B shares commenced operations on March 15, 2006. The returns for Class A and B shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and B shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on March 1, 2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2011, the weightings for the Principal LifeTime Strategic Income Blended Index were 19.0% Russell 3000® Index, 6.0% MSCI-EAFE Index NDTR D, and 75.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2012, the weightings for the Principal LifeTime Strategic Income Blended Index will be 19.40% Russell 3000® Index, 5.60% MSCI-EAFE Index NDTR D, and 75.00% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

31

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	9.69%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-11.34%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class A Return Before Taxes	-0.67%	0.39%	3.31%
Class A Return After Taxes on Distributions	-1.48%	-0.88%	2.26%
Class A Return After Taxes on Distribution and Sale of Fund Shares	-0.38%	-0.37%	2.27%
Class B Return Before Taxes	-2.65%	0.05%	3.26%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	-0.01%	3.51%
MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	-12.14%	-4.72%	4.67%
Principal LifeTime Strategic Income Blended Index (reflects no deduction for fees, expenses, or taxes)	5.97%	5.00%	5.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B shares.

Management

Investment Advisor and Portfolio Managers:

Principal Management Corporation

•	James W. Fennessey (since 2007), Vice President
•	Jeffrey R. Tyler (since 2011), Vice President
•	Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
•	Dirk Laschanzky (since 2001), Portfolio Manager
32

Purchase and Sale of Fund Shares

Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

33

Principal LifeTime 2010 Fund

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 194, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 129 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class A
Management Fees	0.03%
Distribution and/or Service (12b-1) Fees	0.25
Other Expenses	0.21
Acquired Fund Fees and Expenses	0.65
Total Annual Fund Operating Expenses	1.14%
Expense Reimbursement(1)	0.08
Total Annual Fund Operating Expenses after Expense Reimbursement	1.06%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses and Acquired Fund Fees and Expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.41% for Class A shares. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$652	$884	$1,135	$1,852

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$652	$884	$1,135	$1,852

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 16.4% of the average value of its portfolio.

34

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

35

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

36

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A shares commenced operations on June 28, 2005. The returns for Class A, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on March 1, 2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2011, the weightings for the Principal LifeTime 2010 Blended Index were 38.8% Russell 3000® Index, 13.7% MSCI-EAFE Index NDTR D, and 47.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2012, the weightings for the Principal LifeTime 2010 Blended Index will be 32.40% Russell 3000® Index, 11.60% MSCI-EAFE Index NDTR D, and 56.00% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

37

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	13.95%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-16.36%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class A Return Before Taxes	-4.68%	-0.71%	3.22%
Class A Return After Taxes on Distributions	-5.29%	-1.71%	2.36%
Class A Return After Taxes on Distribution and Sale of Fund Shares	-2.94%	-1.08%	2.34%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	-0.01%	3.51%
MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	-12.14%	-4.72%	4.67%
Principal LifeTime 2010 Blended Index (reflects no deduction for fees, expenses, or taxes)	4.50%	2.88%	4.66%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Managers:

Principal Management Corporation

•	James W. Fennessey (since 2007), Vice President
•	Jeffrey R. Tyler (since 2011), Vice President
•	Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
•	Dirk Laschanzky (since 2001), Portfolio Manager
38

Purchase and Sale of Fund Shares

Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

39

Principal LifeTime 2020 Fund

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 194, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 129 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class A	Class B
Management Fees	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.25	1.00
Other Expenses	0.19	0.38
Acquired Fund Fees and Expenses	0.70	0.70
Total Annual Fund Operating Expenses	1.17%	2.11%
Expense Reimbursement(1)	0.06	0.25
Total Annual Fund Operating Expenses after Expense Reimbursement	1.11%	1.86%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A and Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses and Acquired Fund Fees and Expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.41% for Class A and 1.16% for Class B. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$657	$895	$1,152	$1,886
Class B	$689	$1,033	$1,307	$2,177

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$657	$895	$1,152	$1,886
Class B	$189	$633	$1,107	$2,177

40

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 8.8% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

41

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

42

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

43

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005. The returns for Class A and B shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and B shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on March 1, 2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2011, the weightings for the Principal LifeTime 2020 Blended Index were 49.0% Russell 3000® Index, 18.5% MSCI-EAFE Index NDTR D, and 32.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2012, the weightings for the Principal LifeTime 2020 Blended Index will be 47.45% Russell 3000® Index, 17.55% MSCI-EAFE Index NDTR D, and 35.00% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	15.99%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-18.46%

44

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class A Return Before Taxes	-6.88%	-1.32%	3.29%
Class A Return After Taxes on Distributions	-7.37%	-2.18%	2.51%
Class A Return After Taxes on Distribution and Sale of Fund Shares	-4.33%	-1.49%	2.48%
Class B Return Before Taxes	-7.05%	-1.29%	3.10%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	-0.01%	3.51%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	-12.14%	-4.72%	4.67%
Principal LifeTime 2020 Blended Index (reflects no deduction for fees, expenses, or taxes)	0.63%	1.31%	4.24%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B shares.

Management

Investment Advisor and Portfolio Managers:

Principal Management Corporation

•	James W. Fennessey (since 2007), Vice President
•	Jeffrey R. Tyler (since 2011), Vice President
•	Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
•	Dirk Laschanzky (since 2001), Portfolio Manager

Purchase and Sale of Fund Shares

Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

45

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

46

Principal LifeTime 2030 Fund

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 194, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 129 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class A	Class B
Management Fees	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.25	1.00
Other Expenses	0.23	0.43
Acquired Fund Fees and Expenses	0.72	0.72
Total Annual Fund Operating Expenses	1.23%	2.18%
Expense Reimbursement(1)	0.10	0.30
Total Annual Fund Operating Expenses after Expense Reimbursement	1.13%	1.88%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A and Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses and Acquired Fund Fees and Expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.41% for Class A and 1.16% for Class B. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$659	$908	$1,178	$1,947
Class B	$691	$1,048	$1,337	$2,244

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$659	$908	$1,178	$1,947
Class B	$191	$648	$1,137	$2,244

47

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate 10.7% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

48

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

49

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

50

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005. The returns for Class A and B shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and B shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on March 1, 2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2011, the weightings for the Principal LifeTime 2030 Blended Index were 55.8% Russell 3000® Index, 21.7% MSCI-EAFE Index NDTR D, and 22.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2012, the weightings for the Principal LifeTime 2030 Blended Index will be 56.25% Russell 3000® Index, 21.00% MSCI-EAFE Index NDTR D, and 22.75% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	16.94%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-20.15%

51

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class A Return Before Taxes	-7.97%	-1.81%	3.04%
Class A Return After Taxes on Distributions	-8.39%	-2.57%	2.35%
Class A Return After Taxes on Distribution and Sale of Fund Shares	-4.98%	-1.82%	2.32%
Class B Return Before Taxes	-8.14%	-1.74%	2.87%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	-0.01%	3.51%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	-12.14%	-4.72%	4.67%
Principal LifeTime 2030 Blended Index (reflects no deduction for fees, expenses, or taxes)	-0.25%	0.54%	3.99%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B shares.

Management

Investment Advisor and Portfolio Managers:

Principal Management Corporation

•	James W. Fennessey (since 2007), Vice President
•	Jeffrey R. Tyler (since 2011), Vice President
•	Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
•	Dirk Laschanzky (since 2001), Portfolio Manager

Purchase and Sale of Fund Shares

Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

52

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

53

Principal LifeTime 2040 Fund

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 194, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 129 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class A	Class B
Management Fees	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.25	1.00
Other Expenses	0.28	0.54
Acquired Fund Fees and Expenses	0.74	0.74
Total Annual Fund Operating Expenses	1.30%	2.31%
Expense Reimbursement(1)	0.15	0.41
Total Annual Fund Operating Expenses after Expense Reimbursement	1.15%	1.90%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A and Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses and Acquired Fund Fees and Expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.41% for Class A and 1.16% for Class B. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$661	$923	$1,208	$2,017
Class B	$693	$1,075	$1,392	$2,354

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$661	$923	$1,208	$2,017
Class B	$193	$675	$1,192	$2,354

54

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 12.6% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

55

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

56

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

57

Class A and B shares commenced operations on June 28, 2005. The returns for Class A and B shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and B shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on March 1, 2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2011, the weightings for the Principal LifeTime 2040 Blended Index were 60.6% Russell 3000® Index, 24.4% MSCI-EAFE Index NDTR D, and 15.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2012, the weightings for the Principal LifeTime 2040 Blended Index will be 62.80% Russell 3000® Index, 25.00% MSCI-EAFE Index NDTR D, and 12.20% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	17.31%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-21.45%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class A Return Before Taxes	-9.01%	-2.34%	2.66%
Class A Return After Taxes on Distributions	-9.35%	-3.00%	2.02%
Class A Return After Taxes on Distribution and Sale of Fund Shares	-5.63%	-2.20%	2.04%
Class B Return Before Taxes	-9.13%	-2.29%	2.49%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	-0.01%	3.51%
MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	-12.14%	-4.72%	4.67%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
Principal LifeTime 2040 Blended Index (reflects no deduction for fees, expenses, or taxes)	-1.22%	-0.11%	3.80%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B shares.

58

Management

Investment Advisor and Portfolio Managers:

Principal Management Corporation

•	James W. Fennessey (since 2007), Vice President
•	Jeffrey R. Tyler (since 2011), Vice President
•	Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
•	Dirk Laschanzky (since 2001), Portfolio Manager

Purchase and Sale of Fund Shares

Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

59

Principal LifeTime 2050 Fund

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 194, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 129 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class A	Class B
Management Fees	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.25	1.00
Other Expenses	0.37	1.39
Acquired Fund Fees and Expenses	0.75	0.75
Total Annual Fund Operating Expenses	1.40%	3.17%
Expense Reimbursement(1)	0.24	1.26
Total Annual Fund Operating Expenses after Expense Reimbursement	1.16%	1.91%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A and Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses and Acquired Fund Fees and Expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.41% for Class A and 1.16% for Class B. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$662	$943	$1,248	$2,114
Class B	$694	$1,239	$1,731	$2,957

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$662	$943	$1,248	$2,114
Class B	$194	$839	$1,531	$2,957

60

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 15.5% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.

Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

61

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

62

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

63

Class A shares commenced operations on June 28, 2005, Class B shares commenced operations on March 15, 2006. The returns for Class A and B shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and B shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on March 1, 2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2011, the weightings for the Principal LifeTime 2050 Blended Index were 64.2% Russell 3000® Index, 25.8% MSCI-EAFE Index NDTR D, and 10.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2012, the weightings for the Principal LifeTime 2050 Blended Index will be 65.90% Russell 3000® Index, 27.60% MSCI-EAFE Index NDTR D, and 6.50% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	17.71%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-22.13%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class A Return Before Taxes	-9.61%	-2.62%	2.36%
Class A Return After Taxes on Distributions	-10.12%	-3.29%	1.80%
Class A Return After Taxes on Distribution and Sale of Fund Shares	-6.25%	-2.45%	1.82%
Class B Return Before Taxes	-9.80%	-2.61%	2.60%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	-0.01%	3.51%
MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	-12.14%	-4.72%	4.67%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
Principal LifeTime 2050 Blended Index (reflects no deduction for fees, expenses, or taxes)	-2.14%	-0.51%	3.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B shares.

64

Management

Investment Advisor and Portfolio Managers:

Principal Management Corporation

•	James W. Fennessey (since 2007), Vice President
•	Jeffrey R. Tyler (since 2011), Vice President
•	Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
•	Dirk Laschanzky (since 2001), Portfolio Manager

Purchase and Sale of Fund Shares

Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

65

Equity Income Fund

Objective:	The Fund seeks to provide a relatively high level of current income and long-term growth of income and capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 194, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 129 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class A	Class B	Class C	Class P
Management Fees	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	—
Other Expenses	0.19	0.31	0.16	0.19
Total Annual Fund Operating Expenses	0.95%	1.82%	1.67%	0.70%
Expense Reimbursement(1)	N/A	—	N/A	—
Total Annual Fund Operating Expenses after Expense Reimbursement	0.95%	1.82%	1.67%	0.70%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class B shares and expenses identified as "Other Expenses" for Class P and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.97% for Class B. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$642	$836	$1,047	$1,652
Class B	$685	$973	$1,185	$1,909
Class C	$270	$526	$907	$1,976
Class P	$72	$224	$390	$871

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$642	$836	$1,047	$1,652
Class B	$185	$573	$985	$1,909
Class C	$170	$526	$907	$1,976
Class P	$72	$224	$390	$871

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.6% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in dividend-paying equity securities. The Fund usually invests in equity securities of companies with large market capitalizations (those included in the S&P 500 Index, which as of December 31, 2011 ranged between $1.5 billion and $401.25 billion), but may also invest in equity securities of companies with medium market capitalizations (those included in the Russell Midcap® Index, which as of December 31, 2011 ranged between $29.19 million and $20.47 billion). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund will also invest in real estate investment trusts and securities of foreign issuers.

Principal Risks

The Fund may be an appropriate investment for investors who seek dividends to generate income or to reinvest for growth and who can accept fluctuations in the value of investments and the risks of investing in real estate investment trust securities and foreign securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

67

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date this class began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on May 31, 1939. The Class P shares were first sold on September 27, 2010.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '03	15.72%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-19.82%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class A Return Before Taxes	-0.69%	-1.04%	5.05%
Class A Return After Taxes on Distributions	-1.09%	-1.76%	4.31%
Class A Return After Taxes on Distribution and Sale of Fund Shares	0.06%	-1.00%	4.23%
Class B Return Before Taxes	-0.87%	-1.14%	4.89%
Class C Return Before Taxes	3.25%	-0.66%	4.83%
Class P Return Before Taxes	5.34%	0.16%	5.68%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	0.39%	-2.64%	3.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B, Class C and Class P shares.

68

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Edge Asset Management, Inc.

•	Daniel R. Coleman (since 2010), Head of Equities, Portfolio Manager
•	David W. Simpson (since 2008), Portfolio Manager

Purchase and Sale of Fund Shares

Purchase minimums per fund (some exceptions apply):

• For Class P shares
• There are no restrictions on amounts to be invested in Class P shares of the Fund for an eligible purchaser.
• For share classes other than Class P: Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• For share classes other than Class P: Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

69

LargeCap Growth Fund

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 194, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 129 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class A	Class B	Class C	Class P
Management Fees	0.63%	0.63%	0.63%	0.63%
Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	—
Other Expenses	0.34	0.63	0.40	3.94
Total Annual Fund Operating Expenses	1.22%	2.26%	2.03%	4.57%
Expense Reimbursement(1)	N/A	0.01	N/A	3.74
Total Annual Fund Operating Expenses after Expense Reimbursement	1.22%	2.25%	2.03%	0.83%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class B shares and expenses identified as "Other Expenses" for Class P and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.25 for Class B. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$667	$916	$1,183	$1,946
Class B	$728	$1,105	$1,409	$2,332
Class C	$306	$637	$1,093	$2,358
Class P	$85	$982	$1,952	$4,415

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$667	$916	$1,183	$1,946
Class B	$228	$705	$1,209	$2,332
Class C	$206	$637	$1,093	$2,358
Class P	$85	$982	$1,952	$4,415

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64.8% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Growth Index (as of December 31, 2011, this range was between approximately $578 million and $401.25 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, Class C shares were first sold on January 16, 2007, and Class P shares were first sold on September 27, 2010. The returns for Class A, B, C, and P shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, C, and P shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

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During 2003, the Fund processed a significant (relative to the R-3 Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the R-3 Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the R-3 Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	15.56%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-25.99%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class A Return Before Taxes	-10.13%	-1.49%	1.15%(1)
Class A Return After Taxes on Distributions	-10.13%	-1.54%	1.10%(1)
Class A Return After Taxes on Distribution and Sale of Fund Shares	-6.58%	-1.25%	0.99%(1)
Class B Return Before Taxes	-10.49%	-1.73%	0.83%(1)
Class C Return Before Taxes	-6.72%	-1.17%	0.86%(1)
Class P Return Before Taxes	-4.51%	-0.04%	1.90%(1)
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	2.64%	2.50%	2.60%
(1)	During 2003, the Fund processed a significant (relative to the R-3 Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the R-3 Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the R-3 Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B, Class C and Class P shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Columbus Circle Investors

•	Thomas J. Bisighini (since 2009), Managing Director/Co-Portfolio Manager
•	Anthony Rizza (since 2005), Senior Managing Director/Portfolio Manager
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Purchase and Sale of Fund Shares

Purchase minimums per fund (some exceptions apply):

• For Class P shares
• There are no restrictions on amounts to be invested in Class P shares of the Fund for an eligible purchaser.
• For share classes other than Class P: Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• For share classes other than Class P: Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

73

LargeCap S&P 500 Index Fund

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 194, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 129 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	0.25%	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class A	Class C
Management Fees	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.15	1.00
Other Expenses	0.32	0.46
Total Annual Fund Operating Expenses	0.62%	1.61%
Expense Reimbursement(1)	—	0.31
Total Annual Fund Operating Expenses after Expense Reimbursement	0.62%	1.30%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.70% for Class A and 1.30% for Class C. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$212	$346	$491	$913
Class C	$232	$473	$842	$1,880

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$212	$346	$491	$913
Class C	$132	$473	$842	$1,880

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4.3% of the average value of its portfolio.

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Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that compose the S&P 500 Index at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe. As of December 31, 2011, the market capitalization range of the Index was between approximately $1.5 billion and $401.25 billion. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. The Fund may utilize derivative strategies. Specifically, the Fund invests in index futures and options on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Note:	“Standard & Poor's 500" and "S&P 500®" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A and C shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

75

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	15.77%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-22.13%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class A Return Before Taxes	0.02%	-1.19%	2.01%
Class A Return After Taxes on Distributions	-0.20%	-1.43%	1.69%
Class A Return After Taxes on Distribution and Sale of Fund Shares	0.30%	-1.02%	1.69%
Class C Return Before Taxes	-0.05%	-1.57%	1.53%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	Thomas L. Kruchten (since 2011), Research Analyst and Portfolio Manager

Purchase and Sale of Fund Shares

Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

76

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

77

LargeCap Value Fund

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 194, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 129 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class A	Class B	Class C
Management Fees	0.43%	0.43%	0.43%
Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00
Other Expenses	0.29	0.90	1.33
Acquired Fund Fees and Expenses	0.01	0.01	0.01
Total Annual Fund Operating Expenses	0.98%	2.34%	2.77%
Expense Reimbursement(1)	N/A	0.33	1.06
Total Annual Fund Operating Expenses after Expense Reimbursement	0.98%	2.01%	1.71%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class B and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses and Acquired Fund Fees and Expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.00% for Class B and 1.70% for Class C. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$644	$ 845	$1,062	$1,685
Class B	$704	$1,094	$1,415	$2,304
Class C	$274	$ 742	$1,354	$3,009

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$644	$845	$1,062	$1,685
Class B	$204	$694	$1,215	$2,304
Class C	$174	$742	$1,354	$3,009

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 130.9% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Value Index, which as of December 31, 2011, ranged between approximately $362 million and $401.25 billion) at the time of purchase. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund may actively trade portfolio securities.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

79

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	15.65%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-21.93%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class A Return Before Taxes	-4.69%	-4.39%	2.09%
Class A Return After Taxes on Distributions	-4.82%	-4.85%	1.59%
Class A Return After Taxes on Distribution and Sale of Fund Shares	-2.88%	-3.70%	1.77%
Class B Return Before Taxes	-5.10%	-4.76%	1.78%
Class C Return Before Taxes	-0.89%	-3.93%	1.96%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	0.39%	-2.64%	3.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	Arild Holm (since 2007), Portfolio Manager
•	Jeffrey A. Schwarte (since 2010), Portfolio Manager

Purchase and Sale of Fund Shares

Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

80

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

81

Principal Capital Appreciation Fund

Objective:	The Fund seeks to provide long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 194, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 129 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class A	Class B	Class C	Class P
Management Fees	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	—
Other Expenses	0.18	0.37	0.31	0.47
Total Annual Fund Operating Expenses	0.94%	1.88%	1.82%	0.98%
Expense Reimbursement(1)	N/A	—	—	0.27
Total Annual Fund Operating Expenses after Expense Reimbursement	0.94%	1.88%	1.82%	0.71%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class B and Class C shares, and expenses identified as "Other Expenses" for Class P and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.99% for Class B and 1.82% for Class C. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$641	$833	$1,041	$1,641
Class B	$691	$991	$1,216	$1,955
Class C	$285	$573	$ 985	$2,137
Class P	$ 73	$281	$ 511	$1,173

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$641	$833	$1,041	$1,641
Class B	$191	$591	$1,016	$1,955
Class C	$185	$573	$ 985	$2,137
Class P	$ 73	$281	$ 511	$1,173

82

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.7% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in equity securities of companies with any market capitalization, but may have a greater exposure to large market capitalization companies than small or medium capitalization companies.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

83

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on November 24, 1986. The Class P shares were first sold on September 27, 2010.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '03	20.47%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-22.78%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class A Return Before Taxes	-5.60%	0.21%	4.26%
Class A Return After Taxes on Distributions	-5.90%	-0.39%	3.83%
Class A Return After Taxes on Distribution and Sale of Fund Shares	-3.26%	0.13%	3.67%
Class B Return Before Taxes	-5.90%	0.03%	4.04%
Class C Return Before Taxes	-1.97%	0.39%	3.90%
Class P Return Before Taxes	0.09%	1.41%	4.87%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	-0.01%	3.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B, Class C and Class P shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Edge Asset Management, Inc.

•	Daniel R. Coleman (since 2010), Head of Equities, Portfolio Manager
•	Philip M. Foreman (since 2002), Portfolio Manager
84

Purchase and Sale of Fund Shares

Purchase minimums per fund (some exceptions apply):

• For Class P shares
• There are no restrictions on amounts to be invested in Class P shares of the Fund for an eligible purchaser.
• For share classes other than Class P: Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• For share classes other than Class P: Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

85

Real Estate Securities Fund

Objective:	The Fund seeks to generate a total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 194, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 129 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class A	Class B	Class C	Class P
Management Fees	0.83%	0.83%	0.83%	0.83%
Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	—
Other Expenses	0.29	0.67	0.34	0.38
Total Annual Fund Operating Expenses	1.37%	2.50%	2.17%	1.21%
Expense Reimbursement(1)	—	0.30%	—	0.18%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.37%	2.20%	2.17%	1.03%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A, Class B, and Class C shares and expenses identified as "Other Expenses" for Class P and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.45% for Class A, 2.20% for Class B, and 2.20% for Class C shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$682	$ 960	$1,259	$2,106
Class B	$723	$1,145	$1,499	$2,530
Class C	$320	$ 679	$1,164	$2,503
Class P	$105	$ 363	$ 645	$1,447

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$682	$960	$1,259	$2,106
Class B	$223	$745	$1,299	$2,530
Class C	$220	$679	$1,164	$2,503
Class P	$105	$363	$ 645	$1,447

86

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29.3% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry. For this Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Fund will invest in equity securities of small, medium, and large capitalization companies.

REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code.

The Fund will concentrate its investments (invest more than 25% of its net assets) in securities in the real estate industry.

The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

Principal Risks

The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries (e.g., energy, real estate, technology, financial services) has greater exposure than other funds to market, economic and other factors affecting that industry.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

87

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, Class C shares were first sold on January 16, 2007, and Class P shares were first sold on September 27, 2010. The returns for Class A, B, C, and P shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, C, and P shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	33.08%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-33.89%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class A Return Before Taxes	2.71%	-2.10%	10.69%
Class A Return After Taxes on Distributions	2.57%	-3.42%	9.31%
Class A Return After Taxes on Distribution and Sale of Fund Shares	1.76%	-2.20%	8.99%
Class B Return Before Taxes	2.80%	-2.07%	10.50%
Class C Return Before Taxes	6.86%	-1.68%	10.68%
Class P Return Before Taxes	9.10%	-0.96%	11.40%
MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)	8.69%	-1.51%	10.16%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B, Class C and Class P shares.

88

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Real Estate Investors, LLC

•	Matt Richmond (since 2010), Portfolio Manager
•	Kelly D. Rush (since 2000), Portfolio Manager

Purchase and Sale of Fund Shares

Purchase minimums per fund (some exceptions apply):

• For Class P shares
• There are no restrictions on amounts to be invested in Class P shares of the Fund for an eligible purchaser.
• For share classes other than Class P: Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• For share classes other than Class P: Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

89

MidCap Blend Fund

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 194, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 129 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class A	Class B	Class C	Class P
Management Fees	0.63%	0.63%	0.63%	0.63%
Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	—
Other Expenses	0.20	0.44	0.25	0.17
Total Annual Fund Operating Expenses	1.08%	2.07%	1.88%	0.80%
Expense Reimbursement(1)	N/A	0.02	—	—
Total Annual Fund Operating Expenses After Expense Reimbursement	1.08%	2.05%	1.88%	0.80%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class B and Class C shares, and expenses identified as "Other Expenses" for Class P and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.09% for Class B and 1.95% for Class C. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$654	$ 875	$1,113	$1,795
Class B	$708	$1,046	$1,311	$2,144
Class C	$291	$ 591	$1,016	$2,201
Class P	$ 82	$ 255	$ 444	$ 990

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$654	$875	$1,113	$1,795
Class B	$208	$646	$1,111	$2,144
Class C	$191	$591	$1,016	$2,201
Class P	$ 82	$255	$ 444	$ 990

90

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.2% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Index (as of December 31, 2011, this range was between approximately $29.19 million and $20.47 billion) at the time of purchase.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

91

Class A and B shares commenced operations on June 28, 2005, Class C shares were first sold on January 16, 2007, and Class P shares were first sold on September 27, 2010. The returns for Class A, B, C, and P shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, C, and P shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	17.51%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-23.89%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class A Return Before Taxes	1.72%	3.58%	7.52%
Class A Return After Taxes on Distributions	0.73%	2.72%	6.69%
Class A Return After Taxes on Distribution and Sale of Fund Shares	2.23%	2.92%	6.45%
Class B Return Before Taxes	1.65%	3.61%	7.62%
Class C Return Before Taxes	5.80%	3.90%	7.26%
Class P Return Before Taxes	7.96%	4.76%	8.10%
Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)	-1.55%	1.41%	6.99%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B, Class C and Class P shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	K. William Nolin (since 2000), Portfolio Manager
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Purchase and Sale of Fund Shares

Purchase minimums per fund (some exceptions apply):

• For Class P shares
• There are no restrictions on amounts to be invested in Class P shares of the Fund for an eligible purchaser.
• For share classes other than Class P: Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• For share classes other than Class P: Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

93

SmallCap Blend Fund

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 194, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 129 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class A	Class B	Class C
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00
Other Expenses	0.40	0.97	1.18
Acquired Fund Fees and Expenses	0.02	0.02	0.02
Total Annual Fund Operating Expenses	1.42%	2.74%	2.95%
Expense Reimbursement(1)	0.05	0.43	0.85
Total Annual Fund Operating Expenses after Expense Reimbursement	1.37%	2.31%	2.10%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A, Class B, and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses and Acquired Fund Fees and Expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.35% for Class A, 2.29% for Class B, and 2.08% for Class C shares. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$682	$ 964	$1,274	$2,149
Class B	$734	$1,159	$1,564	$3,000
Class C	$313	$ 733	$1,385	$3,134

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$682	$964	$1,274	$2,149
Class B	$234	$759	$1,364	$3,000
Class C	$213	$733	$1,385	$3,134

94

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76.1% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Index (as of December 31, 2011, this range was between approximately $4.5 million and $3.7 billion)) at the time of purchase.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

95

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '03	19.65%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-26.29%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class A Return Before Taxes	-7.54%	-2.58%	3.91%
Class A Return After Taxes on Distributions	-7.54%	-2.90%	3.44%
Class A Return After Taxes on Distribution and Sale of Fund Shares	-4.90%	-2.22%	3.37%
Class B Return Before Taxes	-8.02%	-2.81%	3.60%
Class C Return Before Taxes	-3.92%	-2.14%	3.74%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	-4.18%	0.15%	5.62%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	Phil Nordhus (since 2006), Portfolio Manager
•	Brian Pattinson (since 2011), Portfolio Manager

Purchase and Sale of Fund Shares

Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

96

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

97

Diversified International Fund

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 194, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 129 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class A	Class B	Class C	Class P
Management Fees	0.87%	0.87%	0.87%	0.87%
Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	—
Other Expenses	0.32	0.73	0.46	5.10
Total Annual Fund Operating Expenses	1.44%	2.60%	2.33%	5.97
Expense Reimbursement(1)	N/A	0.52	0.25	4.90
Total Annual Fund Operating Expenses after Expense Reimbursement	1.44%	2.08%	2.08%	1.07%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class B and Class C shares, and expenses identified as "Other Expenses" for Class P and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.47% for Class B and 2.08% for Class C shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$689	$ 980	$1,294	$2,179
Class B	$711	$1,151	$1,526	$2,604
Class C	$311	$ 699	$1,219	$2,644
Class P	$109	$1,263	$2,478	$5,413

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$689	$ 980	$1,294	$2,179
Class B	$211	$ 751	$1,326	$2,604
Class C	$211	$ 699	$1,219	$2,644
Class P	$109	$1,263	$2,478	$5,413

98

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75.7% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in equity securities of companies domiciled in any of the nations of the world, including those in countries with emerging markets, which are:

•	companies with their principal place of business or principal office outside the U.S. or
•	companies for which the principal securities trading market is outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in at least 30 countries. Primary consideration is given to securities of corporations of developed areas, such as Western Europe, Canada, and Australasia; however, the Fund may also invest in emerging market securities. The Fund will invest in equity securities of small, medium, and large capitalization companies.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S., including emerging markets, who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

99

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, Class C shares were first sold on January 16, 2007, and Class P shares were first sold on September 27, 2010. The returns for Class A, B, C, and P shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, C, and P shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	21.03%
Lowest return for a quarter during the period of the bar chart above:	Q3 '08	-24.17%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class A Return Before Taxes	-16.49%	-6.01%	4.30%
Class A Return After Taxes on Distributions	-16.46%	-6.40%	3.79%
Class A Return After Taxes on Distribution and Sale of Fund Shares	-10.37%	-4.75%	3.89%
Class B Return Before Taxes	-16.91%	-6.26%	4.10%
Class C Return Before Taxes	-13.13%	-5.54%	4.23%
Class P Return Before Taxes	-11.37%	-4.88%	4.92%
MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	-12.14%	-4.72%	4.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B, Class C and Class P shares.

100

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	Paul H. Blankenhagen (since 2003), Portfolio Manager
•	Juliet Cohn (since 2004), Managing Director - Portfolio Manager

Purchase and Sale of Fund Shares

Purchase minimums per fund (some exceptions apply):

• For Class P shares
• There are no restrictions on amounts to be invested in Class P shares of the Fund for an eligible purchaser.
• For share classes other than Class P: Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• For share classes other than Class P: Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

101

Global Real Estate Securities Fund

Objective:	The Fund seeks to generate a total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 194, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 129 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	1.00%	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class A	Class C	Class P
Management Fees	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25	1.00	—
Other Expenses	0.47	1.11	0.84
Total Annual Fund Operating Expenses	1.62%	3.01%	1.74%
Expense Reimbursement(1)	0.17	0.81	0.64
Total Annual Fund Operating Expenses after Expense Reimbursement	1.45%	2.20%	1.10%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A and Class C shares and expenses identified as "Other Expenses" for Class P, and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.45% for Class A and 2.20% for Class C shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$689	$1,015	$1,365	$2,350
Class C	$323	$ 841	$1,499	$3,260
Class P	$112	$ 475	$ 874	$1,989

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$689	$1,015	$1,365	$2,350
Class C	$223	$ 841	$1,499	$3,260
Class P	$112	$ 475	$ 874	$1,989

102

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78.8% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry. For the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITS") and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry such as building supply manufacturers, mortgage lenders, and mortgage servicing companies. The Fund will invest in equity securities of small, medium, and large capitalization companies.

REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs in the U.S. are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code.

Some foreign countries have adopted REIT structures that are very similar to those in the United States. Similarities include pass through tax treatment and portfolio diversification. Other countries may have REIT structures that are significantly different than the U.S. or may not have adopted a REIT like structure at all. The Fund may invest a significant percentage of its portfolio in REITs and foreign REIT-like entities.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. The Fund will typically have investments located in a number of different countries, including the U.S. and countries with emerging securities markets.

The Fund may engage in certain options transactions, enter into financial futures contracts, currency forwards, and related options for the purpose of portfolio hedging and other purposes.

The Fund will concentrate its investments (invest more than 25% of its net assets) in securities in the real estate industry.

Principal Risks

The Fund may be an appropriate investment for investors who seek a total return, want to invest in U.S. and non-U.S. companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

103

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries (e.g., energy, real estate, technology, financial services) has greater exposure than other funds to market, economic and other factors affecting that industry.

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A and C shares commenced operations on October 1, 2007.

During 2007, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

Class P shares were first sold on December 29, 2010. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class P shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on October 1, 2007.

During 2010, the Institutional Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

104

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	30.77%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-29.65%

For the periods ended December 31, 2011	1 Year	Life of Fund
Class A Return Before Taxes	-11.15%	-7.81%(1)
Class A Return After Taxes on Distributions	-11.84%	-8.84%(1)
Class A Return After Taxes on Distribution and Sale of Fund Shares	-7.18%	-7.04%(1)
Class C Return Before Taxes	-7.54%	-7.45%
Class P Return Before Taxes	-5.58%	-5.46%(2)
FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)	-5.82%	-7.12%
(1)	During 2007, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.
(2)	During 2010, the Institutional Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class C and Class P shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Real Estate Investors, LLC

•	Alastair Gillespie (since 2010), Managing Director, Portfolio Management
•	Simon Hedger (since 2007), Portfolio Manager
•	Anthony Kenkel (since 2010), Portfolio Manager
•	Chris Lepherd (since 2007), Portfolio Manager
•	Kelly D. Rush (since 2007), Portfolio Manager
105

Purchase and Sale of Fund Shares

Purchase minimums per fund (some exceptions apply):

• For Class P shares
• There are no restrictions on amounts to be invested in Class P shares of the Fund for an eligible purchaser.
• For share classes other than Class P: Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• For share classes other than Class P: Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

106

International Emerging Markets Fund

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 194, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 129 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class A	Class B	Class C	Class P
Management Fees(1)	1.18%	1.18%	1.18%	1.18%
Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	—
Other Expenses	0.34	0.65	0.49	2.68
Total Annual Fund Operating Expenses	1.77%	2.83%	2.67%	3.86%
Expense Reimbursement(2)	N/A	0.05	—	2.48
Total Annual Fund Operating Expenses after Expense Reimbursement	1.77%	2.78%	2.67%	1.38%
(1)	Management Fees have been restated to reflect current fees. Effective November 1, 2011, management fees were reduced.
(2)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class B and Class C shares, and expenses identified as "Other Expenses" for Class P, and if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.78% for Class B and 2.80% for Class C shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$720	$1,077	$1,457	$2,519
Class B	$781	$1,271	$1,689	$2,900
Class C	$370	$ 829	$1,415	$3,003
Class P	$140	$ 910	$1,741	$3,903

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$720	$1,077	$1,457	$2,519
Class B	$281	$ 871	$1,489	$2,900
Class C	$270	$ 829	$1,415	$3,003
Class P	$140	$ 910	$1,741	$3,903

107

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88.4% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of foreign companies, which are:

•	companies with their principal place of business or principal office in emerging market countries or
•	companies for which their principal securities trading market is an emerging market country.

Here, "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and MSCI Emerging Markets Index). These countries generally include every nation in the world except the United States, Canada, Japan, and Australasia, and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. The Fund will invest in equity securities of small, medium, and large capitalization companies.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

108

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, Class C shares were first sold on January 16, 2007, and Class P shares were first sold on September 27, 2010. The returns for Class A, B, C, and P shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, C, and P shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	28.76%
Lowest return for a quarter during the period of the bar chart above:	Q3 '08	-29.21%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class A Return Before Taxes	-22.55%	-0.47%	12.46%
Class A Return After Taxes on Distributions	-22.42%	-1.21%	11.43%
Class A Return After Taxes on Distribution and Sale of Fund Shares	-14.30%	-0.49%	10.85%
Class B Return Before Taxes	-22.93%	-0.70%	12.11%
Class C Return Before Taxes	-19.60%	-0.22%	12.21%
Class P Return Before Taxes	-17.71%	0.81%	13.28%
MSCI-Emerging Markets NDTR D Index (reflects no deduction for fees, expenses, or taxes)	-18.42%	2.40%	13.86%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B, Class C and Class P shares.

109

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	Michael Ade (since 2007), Portfolio Manager
•	Mihail Dobrinov (since 2007), Portfolio Manager
•	Michael L. Reynal (since 2001), Portfolio Manager

Purchase and Sale of Fund Shares

Purchase minimums per fund (some exceptions apply):

• For Class P shares
• There are no restrictions on amounts to be invested in Class P shares of the Fund for an eligible purchaser.
• For share classes other than Class P: Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• For share classes other than Class P: Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

110

Bond & Mortgage Securities Fund

Objective:	The Fund seeks to provide current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 194, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 129 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class A	Class B	Class C
Management Fees	0.52%	0.52%	0.52%
Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00
Other Expenses	0.24	0.63	0.52
Total Annual Fund Operating Expenses	1.01%	2.15%	2.04%
Expense Reimbursement(1)	0.07	0.55	0.29
Total Annual Fund Operating Expenses after Expense Reimbursement	0.94%	1.60%	1.75%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A, Class B, and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.94% for Class A, 1.60% for Class B, and 1.75% for Class C shares. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$467	$ 677	$ 904	$1,558
Class B	$663	$1,011	$1,295	$2,139
Class C	$278	$ 607	$1,067	$2,342

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$467	$677	$ 904	$1,558
Class B	$163	$611	$1,095	$2,139
Class C	$178	$607	$1,067	$2,342

111

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 265.5% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in intermediate maturity fixed-income or debt securities rated BBB- or higher by Standard & Poor's Rating Service ("S&P") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") at the time of purchase, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; asset-backed securities or mortgage-backed securities representing an interest in a pool of mortgage loans or other assets; debt securities and taxable municipal bonds; and debt securities issued or guaranteed by foreign governments payable in U.S. dollars. The Fund may also invest in foreign securities, and up to 20% of its assets in non-investment grade securities ("junk bonds) which are securities rated BB+ or lower by S&P or Ba1 or lower by Moody's at the time of purchase. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±15% or ±0.75 year (whichever is greater) of the duration of the Barclays Capital Aggregate Bond Index, which as of December 31, 2011 was 4.95 years.

The Fund may actively trade securities and enter into dollar roll transactions which may involve leverage. The Fund may utilize derivative strategies. Specifically, the Fund may invest in Treasury futures or interest rate swaps to manage the fixed-income exposure and credit default swaps to increase or decrease, in an efficient manner, exposures to certain sectors or individual issuers. The Fund may use forwards to manage its foreign currency exposure.

During the fiscal year ended October 31, 2011, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

50.00% in securities rated Aaa	7.45% in securities rated Ba	0.01% in securities rated C
5.66% in securities rated Aa	5.91% in securities rated B	0.00% in securities rated D
11.61% in securities rated A	1.85% in securities rated Caa	1.72% in securities not rated
15.72% in securities rated Baa	0.07% in securities rated Ca

Principal Risks

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

112

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Leverage Risk. Leverage created by borrowing or certain types of transactions or investments, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may impair the fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund’s net asset value, or diminish the fund’s performance.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

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Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	9.08%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-6.25%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class A Return Before Taxes	2.33%	3.51%	4.00%
Class A Return After Taxes on Distributions	1.18%	2.01%	2.55%
Class A Return After Taxes on Distribution and Sale of Fund Shares	1.50%	2.08%	2.54%
Class B Return Before Taxes	0.66%	3.31%	3.79%
Class C Return Before Taxes	4.42%	3.44%	3.61%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	William C. Armstrong (since 2000), Portfolio Manager
•	Timothy R. Warrick (since 2000), Portfolio Manager

Purchase and Sale of Fund Shares

Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

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You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

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California Municipal Fund

Objective:	The Fund seeks to provide as high a level of current income that is exempt from federal and state personal income tax as is consistent with prudent investment management and preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 194, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 129 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class A	Class B	Class C
Management Fees(1)	0.44%	0.44%	0.44%
Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00
Other Expenses*	0.12	0.45	0.33
Total Annual Fund Operating Expenses	0.81%	1.89%	1.77%
Expense Reimbursement(2)	N/A	0.02	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	0.81%	1.87%	1.77%
*Other Expenses include: Interest Expenses	0.05%	0.05%	0.05%

(1)	Management Fees have been restated to reflect current fees. Effective September 12, 2011, management fees were reduced.
(2)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.82% for Class B shares. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$455	$624	$ 808	$1,339
Class B	$690	$992	$1,219	$1,927
Class C	$280	$557	$ 959	$2,084

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$455	$624	$ 808	$1,339
Class B	$190	$592	$1,019	$1,927
Class C	$180	$557	$ 959	$2,084

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45.4% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in intermediate- and long-term California municipal obligations (securities issued by or on behalf of state or local governments and other public authorities). Generally, these municipal obligations pay interest that is exempt from State personal income tax and federal income tax. These obligations may include bonds that generate interest payments that are subject to the alternative minimum tax. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Barclays Capital California Municipal Bond Index, which as of December 31, 2011 was 8.43 years. The Fund will invest primarily in investment-grade municipal obligations. The Fund may also invest in inverse floating rate obligations, which are generally more volatile than other types of municipal obligations.

Principal Risks

The Fund may be an appropriate investment for investors who are seeking monthly, federally tax-exempt dividends to produce income or to reinvest for modest growth and are willing to accept fluctuations in the value of their investment.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Geographic Concentration Risk. A fund that invests significant portions of its assets in particular geographic areas (such as California or Illinois) has greater exposure than other funds to economic conditions and developments in those areas.

Inverse Floating Rate Investments. Inverse floating rate investments are extremely sensitive to changes in interest rates and in some cases their market value may be extremely volatile.

Leverage Risk. Leverage created by borrowing or certain types of transactions or investments, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may impair the fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund’s net asset value, or diminish the fund’s performance.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

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Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1989.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	11.85%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-10.08%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class A Return Before Taxes	7.23%	1.51%	3.40%
Class A Return After Taxes on Distributions	7.23%	1.51%	3.35%
Class A Return After Taxes on Distribution and Sale of Fund Shares	6.40%	1.93%	3.53%
Class B Return Before Taxes	5.36%	1.10%	3.16%
Class C Return Before Taxes	9.39%	1.40%	2.95%
Barclays Capital California Municipal Index (reflects no deduction for fees, expenses, or taxes)	12.28%	5.04%	5.32%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

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Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	Douglas J. Gaylor (since 2011), Portfolio Manager

Purchase and Sale of Fund Shares

Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information

The Fund intends to distribute income that is exempt from regular federal and California income taxes. A portion of the Fund’s distributions may be subject to California or federal income taxes or to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

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Global Diversified Income Fund

Objective:	The Fund seeks consistent cash income through a diversified, yield-focused investment strategy.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 194, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 129 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	1.00%	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class A	Class C	Class P
Management Fees	0.77%	0.77%	0.77%
Distribution and/or Service (12b-1) Fees	0.25	1.00	—
Other Expenses	0.14	0.13	0.06
Total Annual Fund Operating Expenses	1.16%	1.90%	0.83%
Expense Reimbursement(1)	—	—	—
Total Annual Fund Operating Expenses after Expense Reimbursement	1.16%	1.90%	0.83%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A and Class C shares, and expenses identified as "Other Expenses" for Class P, and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.25% for Class A and 2.00% for Class C shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$489	$730	$ 989	$1,731
Class C	$293	$597	$1,026	$2,222
Class P	$ 85	$265	$ 460	$1,025

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$489	$730	$ 989	$1,731
Class C	$193	$597	$1,026	$2,222
Class P	$ 85	$265	$ 460	$1,025

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.6% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally invests a majority of its assets in fixed income asset classes, such as high yield bonds, preferred securities, commercial mortgage-backed securities, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. In addition, the Fund invests in equity securities of global companies principally engaged in the real estate industry, equity securities of global infrastructure companies, and value equities of global companies to provide dividend yields and diversify fixed income-related risks in the Fund. The Fund invests in foreign securities, which are:

•	companies with their principal place of business or principal office outside the U.S. or
•	companies for which the principal securities trading market is outside the U.S.

The Fund will concentrate its investments (invest more than 25% of its net assets) in securities in the real estate industry. The Fund will also invest in master limited partnerships ("MLPs") and other entities in the energy infrastructure sector. The Fund seeks to provide yield by having each sub-advisor focus on those securities offering the best risk-adjusted yields within their respective asset class.

In managing the Fund, Principal Management Corporation ("Principal"), the Fund’s investment advisor, determines the Fund's strategic asset allocation among the following general investment categories, which are executed by multiple sub-advisors: high yield, preferred securities, emerging market debt, global real estate, commercial mortgage-backed securities, MLPs, global value equity, and publicly-traded infrastructure. The Fund may add additional investment categories.

The Fund may also write (or sell) call options by using equity index/exchange traded fund (“ETF”) call options on the indices represented by certain asset categories of the Fund, including global real estate, global value equity, and publicly-traded infrastructure. Call option overwriting is an investment strategy that is used to generate income through receipt of the call option premium and reduce portfolio volatility.

A portion of the Fund's assets may be invested in high yield and other income-producing securities including corporate bonds, corporate loan participations and assignments, and securities of companies in bankruptcy proceedings or otherwise in the process of debt restructuring. "High yield" securities are commonly known as "junk bonds" and are rated at the time of purchase Ba1 or lower by Moody's Investor Service, Inc. ("Moody's") or BB+ or lower by Standard & Poor's Rating Service ("S&P"). These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer's ability to pay interest and to repay principal.

A portion of the Fund's assets may be invested primarily in preferred securities of U.S. and non-U.S. companies primarily rated BBB- or higher by S&P or Baa3 or higher by Moody's or, if unrated, of comparable quality in the opinion of the Sub-Advisor. This portion of the Fund focuses primarily on the financial services, real estate investment trust "(REIT"), and utility industries.

A portion of the Fund's assets may be invested in a diversified portfolio of bonds issued primarily by governments, their agencies, local authorities and instrumentalities and corporate entities domiciled in or exercising the predominant part of their economic activities in emerging markets in Europe, Latin America, Asia, and the Middle East. Securities denominated in local currency will be limited to 50% of the portfolio in the aggregate, and, typically, non-dollar currency exposure will not be hedged.

A portion of the Fund's assets may be invested in the real estate industry. The Fund invests in equity securities of global companies principally engaged in the real estate industry ("real estate companies"). A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs"), REIT-like entities, and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as building supply manufacturers, mortgage lenders, and mortgage servicing companies.

121

A portion of the Fund’s assets may be invested in commercial mortgage-backed securities, which are bonds that are secured by first mortgages on commercial real estate.

A portion of the Fund's assets may be invested in MLPs and companies that are organized as corporations, limited liability companies or limited partnerships in the energy infrastructure sector. Energy infrastructure companies are engaged in the transportation, storage, processing, refining, marketing, exploration, production, or mining of any mineral or natural resource. The Fund invests primarily in the mid-stream energy infrastructure market, which is comprised mostly of the following: crude oil and refined products pipeline, storage, and terminal assets; natural gas gathering and transportation pipelines, processing, and storage facilities; propane distributors; energy commodity marine transportation (including liquefied natural gas transportation and processing); and other energy infrastructure assets. Most pipelines do not own the energy products they transport and, as a result, are not directly exposed to commodity price risk.

A portion of the Fund's assets may be invested in a diversified portfolio of value equity securities of companies located or operating in developed countries (including the United States) and emerging markets of the world to provide dividend yields. The equity securities will ordinarily be traded on a recognized foreign securities exchange or traded in a foreign over-the-counter market in the country where the issuer is principally based, but may also be traded in other countries including the United States.

A portion of the Fund’s assets may be invested in publicly-listed infrastructure companies (domestic and foreign public utility and energy companies). Publicly-listed infrastructure equity securities trade on an exchange and include companies involved to a significant extent in providing products, services or equipment for: the generation, transmission or distribution of electricity, gas or water (utilities); or telecommunications activities as well as in companies involved in the discovery, development, production, generation, transmission, refinement, measurement, trading, marketing or distribution of energy.

During the fiscal year ended October 31, 2011, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

1.91% in securities rated Aaa	14.70% in securities rated Ba	0.00% in securities rated C
0.72% in securities rated Aa	30.40% in securities rated B	0.00% in securities rated D
9.91% in securities rated A	10.08% in securities rated Caa	1.63% in securities not rated
30.65% in securities rated Baa	0.00% in securities rated Ca

Principal Risks

The Fund may be an appropriate investment for investors seeking high cash returns, who are willing to accept the risk associated with investing in equities and below-investment-grade fixed income securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

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Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries (e.g., energy, real estate, technology, financial services) has greater exposure than other funds to market, economic and other factors affecting that industry.

Master Limited Partnership ("MLP") Risk. MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income an MLP pays to its investors.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company’s capital structure and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

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Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Fund’s shares were first sold (December 15, 2008).

Class P shares were first sold on September 27, 2010. The return for the periods prior to that date are based on the performances of the Institutional Class shares adjusted to reflect the fees and expenses of Class P shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on December 15, 2008.

Performance of a blended index shows how the Fund’s performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Global Diversified Income Custom Index are 38% Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index, 20% blend of 50% BofA Merrill Lynch Fixed Rate Preferred Securities Index and 50% Barclays Capital U.S. Tier I Capital Securities Index, 14% Barclays Capital U.S. Dollar Emerging Markets Bond Index, 5% MSCI All Country World Value Index, 6% Tortoise Midstream MLP Index, 7% blend of 65% S&P 500 Utilities Index, 25% S&P 500 Telecom Services Index and 10% S&P 500 Energy Index, 5% FTSE EPRA/NAREIT Developed Index and 5% Barclays Capital Investment Grade CMBS Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	20.93%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	-8.15%

124

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	Life of Fund
Class A Return Before Taxes	-1.18%	17.58%
Class A Return After Taxes on Distributions	-2.91%	14.11%
Class A Return After Taxes on Distribution and Sale of Fund Shares	-0.56%	13.16%
Class C Return Before Taxes	0.97%	18.17%
Class P Return Before Taxes	2.98%	19.07%
Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	4.96%	27.84%
BofA Merrill Lynch Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses, or taxes)	4.11%	16.27%
Barclays Capital U.S. Tier I Capital Securities Index (reflects no deduction for fees, expenses, or taxes)	-0.53%	19.21%
FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)	-5.82%	18.76%
Barclays Capital U.S. Dollar Emerging Markets Bond Index (reflects no deduction for fees, expenses, or taxes)	6.97%	19.31%
Tortoise Midstream MLP Index (reflects no deduction for fees, expenses, or taxes)	18.01%	39.84%
Barclays Capital Investment Grade CMBS Index (reflects no deduction for fees, expenses, or taxes)	6.47%	21.31%
MSCI All Country World Value Index (ACWVI) (reflects no deduction for fees, expenses, or taxes)	-7.35%	11.27%
S&P 500 Energy Index (reflects no deduction for fees, expenses, or taxes)	4.72%	12.58%
S&P 500 Telecom Services Index (reflects no deduction for fees, expenses, or taxes)	6.27%	13.25%
S&P 500 Utilities Index (reflects no deduction for fees, expenses, or taxes)	19.91%	13.50%
Global Diversified Income Custom Index (reflects no deduction for fees, expenses, or taxes)	3.84%	22.88%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class C and Class P shares.

Management

Investment Advisor and Portfolio Managers:

Principal Management Corporation

•	Michael P. Finnegan (since 2010), Chief Investment Officer
•	Kelly Grossman (since 2010), Senior Product Manager
•	Dave Reichart (since 2011), Senior Vice President

Sub-Advisors:

Guggenheim Investment Management, LLC

Guggenheim Partners Asset Management, LLC

Principal Global Investors, LLC

Principal Real Estate Investors, LLC

Spectrum Asset Management, Inc.

Tortoise Capital Advisors, L.L.C.

W. H. Reaves & Co., Inc. (doing business as Reaves Asset Management)

125

Purchase and Sale of Fund Shares

Purchase minimums per fund (some exceptions apply):

• For Class P shares
• There are no restrictions on amounts to be invested in Class P shares of the Fund for an eligible purchaser.
• For share classes other than Class P: Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• For share classes other than Class P: Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

126

Government & High Quality Bond Fund

Objective:	The Fund seeks to provide a high level of current income consistent with safety and liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 194, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 129 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class A	Class B	Class C	Class P
Management Fees	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	—
Other Expenses	0.17	0.33	0.16	0.41
Total Annual Fund Operating Expenses	0.92%	1.83%	1.66%	0.91%
Expense Reimbursement(1)	0.04	0.18	0.03	0.21
Total Annual Fund Operating Expenses after Expense Reimbursement	0.88%	1.65%	1.63%	0.70%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A, Class B, and Class C shares and, expenses identified as "Other Expenses" for Class P and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.88% for Class A, 1.65% for Class B, and 1.63% for Class C shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$313	$507	$ 718	$1,327
Class B	$668	$955	$1,171	$1,891
Class C	$266	$520	$ 899	$1,962
Class P	$ 72	$266	$ 480	$1,097

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$313	$507	$718	$1,327
Class B	$168	$555	$971	$1,891
Class C	$166	$520	$899	$1,962
Class P	$ 72	$266	$480	$1,097

127

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104.7% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in securities issued by the U.S. government, its agencies or instrumentalities or securities that are rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including but not limited to mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities. Under normal circumstances, the Fund maintains an average portfolio duration between one and 4.5 years. The Fund may also invest in mortgage-backed securities that are not issued by the U.S. government, its agencies or instrumentalities or rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities. The Fund may actively trade portfolio securities.

Principal Risks

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

128

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on May 4, 1984. The Class P shares were first sold on September 27, 2010.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '01	3.50%
Lowest return for a quarter during the period of the bar chart above:	Q2 '04	-1.23%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class A Return Before Taxes	3.47%	5.30%	4.64%
Class A Return After Taxes on Distributions	2.18%	3.76%	3.02%
Class A Return After Taxes on Distribution and Sale of Fund Shares	2.24%	3.61%	2.99%
Class B Return Before Taxes	-0.05%	4.63%	4.27%
Class C Return Before Taxes	3.87%	4.98%	4.10%
Class P Return Before Taxes	6.10%	5.84%	4.90%
Barclays Capital MBS Fixed Rate Index (reflects no deduction for fees, expenses, or taxes)	6.32%	6.61%	5.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B, Class C and Class P shares.

129

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Edge Asset Management, Inc.

•	John R. Friedl (since 2010), Portfolio Manager
•	Ryan P. McCann (since 2010), Portfolio Manager
•	Scott J. Peterson (since 2010), Portfolio Manager
•	Greg L. Tornga (since 2011), Head of Fixed Income and Portfolio Manager

Purchase and Sale of Fund Shares

Purchase minimums per fund (some exceptions apply):

• For Class P shares
• There are no restrictions on amounts to be invested in Class P shares of the Fund for an eligible purchaser.
• For share classes other than Class P: Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• For share classes other than Class P: Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

130

High Yield Fund

Objective:	The Fund seeks to provide a relatively high level of current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 194, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 129 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class A	Class B	Class C	Class P
Management Fees	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	—
Other Expenses	0.16	0.19	0.12	0.10
Total Annual Fund Operating Expenses	0.92%	1.70%	1.63%	0.61%
Expense Reimbursement(1)	N/A	—	N/A	—
Total Annual Fund Operating Expenses after Expense Reimbursement	0.92%	1.70%	1.63%	0.61%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class B shares, and expenses identified as "Other Expenses" for Class P and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.92% for Class B shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$465	$657	$ 865	$1,464
Class B	$673	$936	$1,123	$1,802
Class C	$266	$514	$ 887	$1,933
Class P	$ 62	$195	$ 340	$ 762

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$465	$657	$865	$1,464
Class B	$173	$536	$923	$1,802
Class C	$166	$514	$887	$1,933
Class P	$ 62	$195	$340	$ 762

131

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82.8% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in high-yield, below-investment grade fixed-income securities (sometimes called "junk bonds") which are rated at the time of purchase BB+ or lower by S&P or rated Ba1 or lower by Moody's or of equivalent quality as determined by the Sub-Advisor. The Fund may also invest in bank loans (also known as senior floating rate interests) and securities of foreign issuers, including those located in developing or emerging countries. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Barclays Capital US High Yield 2% Issuer Capped Index, which as of December 31, 2011 was 4.79 years.

During the fiscal year ended October 31, 2011, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

0.49% in securities rated Aaa	37.94% in securities rated Ba	0.00% in securities rated C
0.18% in securities rated Aa	37.16% in securities rated B	0.00% in securities rated D
0.96% in securities rated A	10.83% in securities rated Caa	4.56% in securities not rated
7.80% in securities rated Baa	0.08% in securities rated Ca

Principal Risks

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in "junk bonds," foreign securities and emerging markets.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

132

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on April 8, 1998. The Class P shares were first sold on September 27, 2010.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	18.88%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-11.89%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class A Return Before Taxes	-0.24%	6.01%	9.22%
Class A Return After Taxes on Distributions	-3.44%	2.71%	5.92%
Class A Return After Taxes on Distribution and Sale of Fund Shares	0.41%	3.26%	6.00%
Class B Return Before Taxes	-1.94%	5.62%	8.94%
Class C Return Before Taxes	1.95%	6.00%	8.82%
Class P Return Before Taxes	4.22%	6.98%	9.72%
Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	4.96%	7.74%	8.96%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B, Class C and Class P shares.

133

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Edge Asset Management, Inc.

•	Mark P. Denkinger (since 2009), Portfolio Manager
•	Darrin E. Smith (since 2009), Portfolio Manager

Purchase and Sale of Fund Shares

Purchase minimums per fund (some exceptions apply):

• For Class P shares
• There are no restrictions on amounts to be invested in Class P shares of the Fund for an eligible purchaser.
• For share classes other than Class P: Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• For share classes other than Class P: Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

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Income Fund

Objective:	The Fund seeks to provide a high level of current income consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 194, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 129 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class A	Class B	Class C	Class P
Management Fees	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	—
Other Expenses	0.15	0.28	0.18	0.46
Total Annual Fund Operating Expenses	0.90%	1.78%	1.68%	0.96%
Expense Reimbursement(1)	N/A	—	N/A	0.26
Total Annual Fund Operating Expenses after Expense Reimbursement	0.90%	1.78%	1.68%	0.70%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class B shares and expenses identified as "Other Expenses" for Class P and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.90% for Class B shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$315	$506	$ 712	$1,308
Class B	$681	$960	$1,164	$1,862
Class C	$271	$530	$ 913	$1,987
Class P	$ 72	$276	$ 501	$1,150

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$315	$506	$712	$1,308
Class B	$181	$560	$964	$1,862
Class C	$171	$530	$913	$1,987
Class P	$ 72	$276	$501	$1,150

135

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.9% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in high-yield, below-investment grade fixed-income securities (sometimes called "junk bonds") which are rated at the time of purchase BB+ or lower by S&P or rated Ba1 or lower by Moody's or of equivalent quality as determined by the Sub-Advisor. The Fund may also invest in bank loans (also known as senior floating rate interests) and securities of foreign issuers, including those located in developing or emerging countries. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Barclays Capital US High Yield 2% Issuer Capped Index, which as of December 31, 2011 was 4.95 years.

During the fiscal year ended October 31, 2011, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

25.43% in securities rated Aaa	5.54% in securities rated Ba	0.00% in securities rated C
3.12% in securities rated Aa	8.19% in securities rated B	1.63% in securities not rated
18.15% in securities rated A	2.80% in securities rated Caa
35.14% in securities rated Baa	0.00% in securities rated Ca

Principal Risks

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in "junk bonds," foreign securities, and real estate investment trust securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

136

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on December 15, 1975. The Class P shares were first sold on September 27, 2010.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	10.26%
Lowest return for a quarter during the period of the bar chart above:	Q3 '08	-4.74%

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Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class A Return Before Taxes	3.18%	6.20%	5.99%
Class A Return After Taxes on Distributions	1.43%	4.17%	3.90%
Class A Return After Taxes on Distribution and Sale of Fund Shares	2.04%	4.08%	3.86%
Class B Return Before Taxes	-0.47%	5.53%	5.61%
Class C Return Before Taxes	3.63%	5.91%	5.45%
Class P Return Before Taxes	5.67%	6.72%	6.24%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B, Class C and Class P shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Edge Asset Management, Inc.

•	John R. Friedl (since 2005), Portfolio Manager
•	Ryan P. McCann (since 2010), Portfolio Manager
•	Scott J. Peterson (since 2010), Portfolio Manager
•	Greg L. Tornga (since 2011), Head of Fixed Income and Portfolio Manager

Purchase and Sale of Fund Shares

Purchase minimums per fund (some exceptions apply):

• For Class P shares
• There are no restrictions on amounts to be invested in Class P shares of the Fund for an eligible purchaser.
• For share classes other than Class P: Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• For share classes other than Class P: Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

138

Inflation Protection Fund

Objective:	The Fund seeks to provide current income and real (after inflation) total returns.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 194, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 129 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class A	Class C
Management Fees	0.39%	0.39%
Distribution and/or Service (12b-1) Fees	0.25	1.00
Other Expenses	0.28	0.60
Total Annual Fund Operating Expenses	0.92%	1.99%
Expense Reimbursement(1)	0.02	0.34
Total Annual Fund Operating Expenses after Expense Reimbursement	0.90%	1.65%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A and Class C shares, and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.90% for Class A and 1.65% for Class C shares. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$463	$655	$ 863	$1,462
Class C	$268	$586	$1,036	$2,285

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$463	$655	$ 863	$1,462
Class C	$168	$586	$1,036	$2,285

139

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 131.9% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index. The Fund may also invest in foreign securities, U.S. Treasuries and agency securities. The Fund may utilize derivative strategies, including financial futures contracts, swaps, and currency forwards for purposes of managing or adjusting the risk profile (for example, duration) of the Fund. The Fund may actively trade portfolio securities.

Principal Risks

The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

140

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on December 29, 2004.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '10	4.35%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-10.39%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	Life of Fund
Class A Return Before Taxes	7.62%	1.02%	1.22%
Class A Return After Taxes on Distributions	6.67%	-0.22%	-0.10%
Class A Return After Taxes on Distribution and Sale of Fund Shares	4.91%	0.14%	0.27%
Class C Return Before Taxes	9.84%	0.97%	0.97%
Barclays Capital US Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes)	13.56%	7.95%	6.18%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class C shares.

141

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

BlackRock Financial Management, Inc.

•	Martin Hegarty (since 2010), Managing Director
•	Brian Weinstein (since 2008), Managing Director

Purchase and Sale of Fund Shares

Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

142

Tax-Exempt Bond Fund

Objective:	The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors’ capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 194, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 129 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class A	Class B	Class C
Management Fees(1)	0.44%	0.44%	0.44%
Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00
Other Expenses*	0.12	0.73	0.46
Total Annual Fund Operating Expenses	0.81%	2.17%	1.90%
Expense Reimbursement(2)	—	0.53	0.26
Total Annual Fund Operating Expenses after Expense Reimbursement	0.81%	1.64%	1.64%
*Other Expenses include: Interest Expenses	0.04%	0.04%	0.04%
(1)	Management Fees have been restated to reflect current fees. Effective September 12, 2011, management fees were reduced.
(2)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A, Class B, and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.85% for Class A, 1.60% for Class B, and 1.60% for Class C shares. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$455	$ 624	$ 808	$1,339
Class B	$667	$1,019	$1,308	$2,105
Class C	$267	$ 568	$ 998	$2,197

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$455	$624	$ 808	$1,339
Class B	$167	$619	$1,108	$2,105
Class C	$167	$568	$ 998	$2,197

143

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.2% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal obligations (securities issued by or on behalf of state or local governments and other public authorities). Many of these are from California and Illinois. Generally, municipal obligations pay interest that is exempt from federal income tax. The Fund may also invest in inverse floating rate obligations, which are generally more volatile than other types of municipal obligations. The Fund may invest up to 20% of its assets in below investment grade bonds (rated at the time of purchase Ba1 or lower by Moody's or BB+ or lower by S&P, sometimes called "junk bonds") as rated by at least one independent rating agency, or if unrated, judged to be of comparable quality by the Fund's Sub-Advisor. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Barclays Capital Municipal Bond Index, which as of December 31, 2011 was 8.08 years.

Principal Risks

The Fund may be an appropriate investment for investors who are seeking monthly, federally tax-exempt dividends to produce income or to reinvest for modest growth and are willing to accept fluctuations in the value of their investment.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Geographic Concentration Risk. A fund that invests significant portions of its assets in particular geographic areas (such as California or Illinois) has greater exposure than other funds to economic conditions and developments in those areas.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Inverse Floating Rate Investments. Inverse floating rate investments are extremely sensitive to changes in interest rates and in some cases their market value may be extremely volatile.

Leverage Risk. Leverage created by borrowing or certain types of transactions or investments, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may impair the fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund’s net asset value, or diminish the fund’s performance.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

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Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on January 3, 1977.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	10.13%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-5.96%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class A Return Before Taxes	6.80%	2.87%	4.14%
Class A Return After Taxes on Distributions	6.80%	2.87%	4.04%
Class A Return After Taxes on Distribution and Sale of Fund Shares	6.04%	3.09%	4.16%
Class B Return Before Taxes	5.33%	2.68%	3.99%
Class C Return Before Taxes	9.29%	2.85%	3.74%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	10.70%	5.22%	5.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

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Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	Douglas J. Gaylor (since 2011), Portfolio Manager

Purchase and Sale of Fund Shares

Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information

The Fund intends to distribute income that is exempt from regular federal and possibly some state income taxes. A portion of the Fund’s distributions may be subject to federal income taxes or to the federal alternative minimum tax. A portion of the Fund’s distributions likely will be subject to state income taxes depending on the state’s rules.

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

146

Money Market Fund

Objective:	The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 194, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 129 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class A	Class B	Class C
Management Fees	0.39%	0.39%	0.39%
Distribution and/or Service (12b-1) Fees	0.00	1.00	1.00
Other Expenses	0.15	0.22	0.11
Acquired Fund Fees and Expenses	0.01	0.01	0.01
Total Annual Fund Operating Expenses	0.55%	1.62%	1.51%
Expense Reimbursement(1)	N/A	0.06	—
Total Annual Fund Operating Expenses after Expense Reimbursement	0.55%	1.56%	1.51%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class B and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.55% for Class B and 1.79% for Class C shares. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$ 56	$176	$ 307	$ 689
Class B	$659	$904	$1,075	$1,629
Class C	$254	$477	$ 824	$1,802

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$ 56	$176	$307	$ 689
Class B	$159	$504	$875	$1,629
Class C	$154	$477	$824	$1,802

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Principal Investment Strategies

The Fund seeks to maintain a stable net asset value of $1.00 per share by investing its assets in a portfolio of high quality, short-term money market instruments such as those issued by banks, corporations (U.S. and non-U.S.), municipalities and the U.S. government. Such instruments include certificates of deposit, bankers acceptances, commercial paper, treasury bills, bonds, and shares of other money market funds. The Fund maintains a dollar weighted average portfolio maturity of 60 days or less. As with all mutual funds, the value of the Fund's assets may rise or fall.

Principal Risks

The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much risk to principal.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

148

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '07	1.24%
Lowest return for a quarter during the period of the bar chart above:	Q1 '10	0.00%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class A Return Before Taxes	0.00%	1.51%	1.63%
Class B Return Before Taxes	-5.00%	0.71%	1.21%
Class C Return Before Taxes	-1.00%	1.06%	0.92%
Barclays Capital U.S. Treasury Bellwethers 3 Month Index (reflects no deduction for fees, expenses, or taxes)	0.11%	1.55%	1.99%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	Tracy Reeg (since 2004), Portfolio Manager
•	Alice Robertson (since 2000), Trader and Portfolio Manager

Purchase and Sale of Fund Shares

Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

149

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

150

Short-Term Income Fund

Objective:	The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 194, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 129 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	1.00%	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class A	Class C	Class P
Management Fees	0.43%	0.43%	0.43%
Distribution and/or Service (12b-1) Fees	0.15	1.00	—
Other Expenses	0.18	0.16	0.20
Total Annual Fund Operating Expenses	0.76%	1.59%	0.63%
Expense Reimbursement(1)	N/A	—	—
Total Annual Fund Operating Expenses after Expense Reimbursement	0.76%	1.59%	0.63%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class C shares, and expenses identified as "Other Expenses" for Class P and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) 1.67% for Class C shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$301	$462	$638	$1,146
Class C	$262	$502	$866	$1,889
Class P	$ 64	$202	$351	$ 786

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$301	$462	$638	$1,146
Class C	$162	$502	$866	$1,889
Class P	$ 64	$202	$351	$ 786

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43.6% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by Standard & Poor's Rating Service or Baa3 or higher by Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor of comparable quality. Under normal circumstances, the Fund maintains an effective maturity of five years or less and an average portfolio duration that is within ±20% of the duration of the Barclays Capital Credit 1-3 year Index which as of December 31, 2011 was 1.99 years. The Fund's investments may also include corporate securities, U.S. and foreign government securities, mortgage-backed and asset-backed securities, and real estate investment trust securities. The Fund may invest in securities denominated in foreign currencies and in securities of foreign issuers. The Fund may utilize derivative strategies. Specifically, the Fund may invest in Treasury futures to manage fixed income exposure.

Principal Risks

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

152

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on November 15, 1993. The Class P shares were first sold on September 27, 2010.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	3.96%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-1.87%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class A Return Before Taxes	-1.26%	3.42%	3.45%
Class A Return After Taxes on Distributions	-2.05%	2.24%	2.15%
Class A Return After Taxes on Distribution and Sale of Fund Shares	-0.82%	2.22%	2.17%
Class C Return Before Taxes	-0.78%	3.06%	2.88%
Class P Return Before Taxes	1.27%	3.92%	3.70%
Barclays Capital Credit 1-3 Years Index (reflects no deduction for fees, expenses, or taxes)	1.75%	4.68%	4.33%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class C and Class P shares.

153

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Edge Asset Management, Inc.

•	John R. Friedl (since 2010), Portfolio Manager
•	Ryan P. McCann (since 2010), Portfolio Manager
•	Scott J. Peterson (since 2010), Portfolio Manager
•	Greg L. Tornga (since 2011), Head of Fixed Income and Portfolio Manager

Purchase and Sale of Fund Shares

Purchase minimums per fund (some exceptions apply):

• For Class P shares
• There are no restrictions on amounts to be invested in Class P shares of the Fund for an eligible purchaser.
• For share classes other than Class P: Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• For share classes other than Class P: Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

154

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

Each Fund’s investment objective is described in the summary section for each Fund. The summary section also describes each Fund’s principal investment strategies, including the types of securities in which the Fund invests, and the principal risks of investing in the Fund. The principal investment strategies are not the only investment strategies available to the Fund, but they are the ones the Fund primarily uses to achieve its investment objective.

The Board of Directors may change a Fund's objective or the investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund's investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

The investment strategies identified in this section provide specific information about the Fund, but there are some general principles the sub-advisors apply in making investment decisions. When making decisions about whether to buy or sell equity securities, the sub-advisors  may consider, among other things, a company’s strength in fundamentals, its potential for earnings growth over time, its ability to navigate certain macroeconomic environments, and the current price of its securities relative to their perceived worth and relative to others in its industry. When making decisions about whether to buy or sell fixed-income investments, the sub-advisors may consider, among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates, the macroeconomic backdrop, the balance between supply and demand for certain asset classes, other general market conditions, and the credit quality of individual issuers.

Each Fund is designed to be a portion of an investor's portfolio. No Fund is intended to be a complete investment program. Investors should consider the risks of the Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions. It is possible to lose money by investing in the Fund.

The following table lists each Fund and identifies whether the strategies and risks discussed in this section (listed in alphabetical order) are principal, non-principal, or not applicable to each Fund. The risks described below for the Funds that operate as fund of funds - Principal LifeTime Funds and the Strategic Asset Management ("SAM") Portfolios - are risks at the fund of funds level. These Funds are also subject to the risks of the underlying funds in which they invest. A Fund is subject to Risk of Being an Underlying Fund to the extent that a fund of funds invests in the Fund. The Statement of Additional Information ("SAI") contains additional information about investment strategies and their related risks.

155

INVESTMENT STRATEGIES AND RISKS	BOND & MORTGAGE SECURITIES	CALIFORNIA MUNICIPAL	DIVERSIFIED INTERNATIONAL	EQUITY INCOME	GLOBAL DIVERSIFIED INCOME
Asset-Backed Securities & Mortgage-Backed Securities	Principal	Non-Principal	Not Applicable	Not Applicable	Principal
Bank Loans (also known as Senior Floating Rate interests)	Non-Principal	Not Applicable	Not Applicable	Non-Principal	Non-Principal
Convertible Securities	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Derivatives	Principal	Non-Principal	Non-Principal	Non-Principal	Principal
Equity Securities	Not Applicable	Not Applicable	Principal	Principal	Principal
Exchange Traded Funds (ETFs)	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Fixed Income Securities	Principal	Principal	Non-Principal	Non-Principal	Principal
Foreign Securities	Principal	Not Applicable	Principal	Principal	Principal
Fund of Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Geographic Concentration Risk	Not Applicable	Principal	Not Applicable	Not Applicable	Not Applicable
Hedging	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal
High Yield Securities	Principal	Non-Principal	Not Applicable	Non-Principal	Principal
Index Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Industry Concentration	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Principal
Initial Public Offerings ("IPOs")	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Inverse Floating Rate Investments	Not Applicable	Principal	Not Applicable	Not Applicable	Not Applicable
Leverage	Principal	Principal	Non-Principal	Non-Principal	Non-Principal
Liquidity Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Principal
Municipal Obligations and AMT-Subject Bonds	Principal	Principal	Not Applicable	Non-Principal	Non-Principal
Portfolio Turnover	Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Principal
Real Estate Investment Trusts	Non-Principal	Not Applicable	Non-Principal	Principal	Principal
Real Estate Securities	Principal	Not Applicable	Non-Principal	Principal	Principal
Repurchase Agreements	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Royalty Trusts	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Small and Medium Capitalization Companies	Non-Principal	Not Applicable	Principal	Principal	Non-Principal
Temporary Defensive Measures	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Underlying Funds	Principal	Not Applicable	Principal	Principal	Principal
(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.
156

INVESTMENT STRATEGIES AND RISKS	GLOBAL REAL ESTATE SECURITIES	GOVERNMENT & HIGH QUALITY BOND	HIGH YIELD	INCOME	INFLATION PROTECTION
Asset-Backed Securities & Mortgage-Backed Securities	Non-Principal	Principal	Non-Principal	Principal	Non-Principal
Bank Loans (also known as Senior Floating Rate interests)	Not Applicable	Not Applicable	Principal	Non-Principal	Not Applicable
Convertible Securities	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Not Applicable
Derivatives	Principal	Non-Principal	Non-Principal	Non-Principal	Principal
Equity Securities	Principal	Not Applicable	Non-Principal	Non-Principal	Not Applicable
Exchange Traded Funds (ETFs)	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Fixed Income Securities	Non-Principal	Principal	Principal	Principal	Principal
Foreign Securities	Principal	Not Applicable	Principal	Principal	Principal
Fund of Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Geographic Concentration Risk	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Hedging	Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
High Yield Securities	Non-Principal	Non-Principal	Principal	Principal	Non-Principal
Index Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Industry Concentration	Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Initial Public Offerings ("IPOs")	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Inverse Floating Rate Investments	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Leverage	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Liquidity Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Municipal Obligations and AMT-Subject Bonds	Not Applicable	Non-Principal	Not Applicable	Non-Principal	Not Applicable
Portfolio Turnover	Non-Principal	Principal	Non-Principal	Non-Principal	Principal
Preferred Securities	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Not Applicable
Real Estate Investment Trusts	Principal	Non-Principal	Non-Principal	Principal	Not Applicable
Real Estate Securities	Principal	Principal	Non-Principal	Principal	Non-Principal
Repurchase Agreements	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal
Royalty Trusts	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Small and Medium Capitalization Companies	Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Temporary Defensive Measures	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Underlying Funds	Principal	Principal	Principal	Principal	Principal
(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

157

INVESTMENT STRATEGIES AND RISKS	INTERNATIONAL EMERGING MARKETS	LARGECAP GROWTH	LARGECAP S&P 500 INDEX	LARGECAP VALUE	MIDCAP BLEND
Asset-Backed Securities & Mortgage-Backed Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Bank Loans (also known as Senior Floating Rate interests)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Convertible Securities	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal
Derivatives	Non-Principal	Non-Principal	Principal	Non-Principal	Non-Principal
Equity Securities	Principal	Principal	Principal	Principal	Principal
Exchange Traded Funds (ETFs)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Fixed Income Securities	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal
Foreign Securities	Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal
Fund of Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Geographic Concentration Risk	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Hedging	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
High Yield Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Index Funds	Not Applicable	Not Applicable	Principal	Not Applicable	Not Applicable
Industry Concentration	Not Applicable	Not Applicable	Not Applicable(2)	Not Applicable	Not Applicable
Initial Public Offerings ("IPOs")	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Inverse Floating Rate Investments	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Leverage	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Liquidity Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Municipal Obligations and AMT-Subject Bonds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Portfolio Turnover	Non-Principal	Non-Principal	Non-Principal	Principal	Non-Principal
Preferred Securities	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal
Real Estate Investment Trusts	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Real Estate Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Repurchase Agreements	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Royalty Trusts	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal
Small and Medium Capitalization Companies	Principal	Non-Principal	Non-Principal	Non-Principal	Principal
Temporary Defensive Measures	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Underlying Funds	Principal	Principal	Principal	Principal	Principal
(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.
(2)	The Index Fund may concentrate its investments in a particular industry only to the extent that the relevant index is so concentrated.
158

INVESTMENT STRATEGIES AND RISKS	MONEY MARKET	PRINCIPAL CAPITAL APPRECIATION	PRINCIPAL LIFETIME 2010	PRINCIPAL LIFETIME 2020	PRINCIPAL LIFETIME 2030
Asset-Backed Securities & Mortgage-Backed Securities	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Bank Loans (also known as Senior Floating Rate interests)	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Convertible Securities	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Derivatives	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Equity Securities	Not Applicable	Principal	Not Applicable	Not Applicable	Not Applicable
Exchange Traded Funds (ETFs)	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Fixed Income Securities	Principal	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Foreign Securities	Principal	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Fund of Funds	Not Applicable	Not Applicable	Principal	Principal	Principal
Geographic Concentration Risk	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Hedging	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
High Yield Securities	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Index Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Industry Concentration	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Initial Public Offerings ("IPOs")	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Inverse Floating Rate Investments	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Leverage	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Liquidity Risk(1)	Non-Principal	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Municipal Obligations and AMT-Subject Bonds	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Portfolio Turnover	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Real Estate Investment Trusts	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Real Estate Securities	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Repurchase Agreements	Non-Principal	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Royalty Trusts	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Small and Medium Capitalization Companies	Not Applicable	Principal	Not Applicable	Not Applicable	Not Applicable
Temporary Defensive Measures	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Underlying Funds	Not Applicable	Principal	Not Applicable	Not Applicable	Not Applicable
(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.
159

INVESTMENT STRATEGIES AND RISKS	PRINCIPAL LIFETIME 2040	PRINCIPAL LIFETIME 2050	PRINCIPAL LIFETIME STRATEGIC INCOME	REAL ESTATE SECURITIES	SAM BALANCED
Asset-Backed Securities & Mortgage-Backed Securities	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Not Applicable
Bank Loans (also known as Senior Floating Rate interests)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Convertible Securities	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Not Applicable
Derivatives	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Not Applicable
Equity Securities	Not Applicable	Not Applicable	Not Applicable	Principal	Not Applicable
Exchange Traded Funds (ETFs)	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Not Applicable
Fixed Income Securities	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Not Applicable
Foreign Securities	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Not Applicable
Fund of Funds	Principal	Principal	Principal	Not Applicable	Principal
Geographic Concentration Risk	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Hedging	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Not Applicable
High Yield Securities	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Not Applicable
Index Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Industry Concentration	Not Applicable	Not Applicable	Not Applicable	Principal	Not Applicable
Initial Public Offerings ("IPOs")	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Not Applicable
Inverse Floating Rate Investments	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Leverage	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Not Applicable
Liquidity Risk(1)	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Not Applicable
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Municipal Obligations and AMT-Subject Bonds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Portfolio Turnover	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Not Applicable
Real Estate Investment Trusts	Not Applicable	Not Applicable	Not Applicable	Principal	Not Applicable
Real Estate Securities	Not Applicable	Not Applicable	Not Applicable	Principal	Not Applicable
Repurchase Agreements	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Not Applicable
Royalty Trusts	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Small and Medium Capitalization Companies	Not Applicable	Not Applicable	Not Applicable	Principal	Not Applicable
Temporary Defensive Measures	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Not Applicable
Underlying Funds	Not Applicable	Not Applicable	Not Applicable	Principal	Not Applicable
(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.
160

INVESTMENT STRATEGIES AND RISKS	SAM CONSERVATIVE BALANCED	SAM CONSERVATIVE GROWTH	SAM FLEXIBLE INCOME	SAM STRATEGIC GROWTH	SHORT-TERM INCOME
Asset-Backed Securities & Mortgage-Backed Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Principal
Bank Loans (also known as Senior Floating Rate interests)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Convertible Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Non-Principal
Derivatives	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Principal
Equity Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Exchange Traded Funds (ETFs)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Fixed Income Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Principal
Foreign Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Principal
Fund of Funds	Principal	Principal	Principal	Principal	Not Applicable
Geographic Concentration Risk	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Hedging	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Non-Principal
High Yield Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Non-Principal
Index Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Industry Concentration	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Initial Public Offerings ("IPOs")	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Inverse Floating Rate Investments	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Leverage	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Non-Principal
Liquidity Risk(1)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Municipal Obligations and AMT-Subject Bonds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Non-Principal
Portfolio Turnover	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Non-Principal
Real Estate Investment Trusts	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Principal
Real Estate Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Principal
Repurchase Agreements	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Non-Principal
Royalty Trusts	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Small and Medium Capitalization Companies	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Non-Principal
Temporary Defensive Measures	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Non-Principal
Underlying Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Principal
(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.
161

INVESTMENT STRATEGIES AND RISKS	SMALLCAP BLEND	TAX-EXEMPT BOND
Asset-Backed Securities & Mortgage-Backed Securities	Not Applicable	Non-Principal
Bank Loans (also known as Senior Floating Rate interests)	Not Applicable	Not Applicable
Convertible Securities	Non-Principal	Not Applicable
Derivatives	Non-Principal	Non-Principal
Equity Securities	Principal	Not Applicable
Exchange Traded Funds (ETFs)	Non-Principal	Not Applicable
Fixed Income Securities	Non-Principal	Principal
Foreign Securities	Non-Principal	Not Applicable
Fund of Funds	Not Applicable	Not Applicable
Geographic Concentration Risk	Not Applicable	Principal
Hedging	Non-Principal	Non-Principal
High Yield Securities	Not Applicable	Principal
Index Funds	Not Applicable	Not Applicable
Industry Concentration	Not Applicable	Not Applicable
Initial Public Offerings ("IPOs")	Non-Principal	Not Applicable
Inverse Floating Rate Investments	Not Applicable	Principal
Leverage	Non-Principal	Principal
Liquidity Risk(1)	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal	Non-Principal
Master Limited Partnerships	Non-Principal	Not Applicable
Municipal Obligations and AMT-Subject Bonds	Not Applicable	Principal
Portfolio Turnover	Non-Principal	Non-Principal
Preferred Securities	Non-Principal	Not Applicable
Real Estate Investment Trusts	Non-Principal	Not Applicable
Real Estate Securities	Non-Principal	Not Applicable
Repurchase Agreements	Non-Principal	Not Applicable
Royalty Trusts	Non-Principal	Not Applicable
Small and Medium Capitalization Companies	Principal	Not Applicable
Temporary Defensive Measures	Non-Principal	Non-Principal
Underlying Funds	Not Applicable	Not Applicable
(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

Asset-Backed Securities and Mortgage-Backed Securities

Asset-backed securities (“ABS”) are fixed income instruments secured by and payable from assets such as installment sales or loan contract (such as auto, home equity, or student loans) receivables, leases, credit card receivables, and other receivables. Mortgage-backed securities (“MBS”) represent interests in underlying pools of mortgages. Some can be commercial mortgage-backed securities, which are secured by commercial or multi-family properties (“CMBS”). Certain asset-backed securities present a heightened level of risk because, in the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid principal or interest. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the

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mortgage loans or other assets that support the securities. In addition, for mortgage-backed securities, when market conditions result in an increase in the default rates on the underlying mortgages and the foreclosure values of the underlying real estate are below the outstanding amount of the underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

Bank Loans (also known as Senior Floating Rate Interests)

Bank loans hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral, and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. The proceeds of bank loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends, and, to a lesser extent, to finance internal growth and for other corporate purposes. Bank loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the bank loan. Most bank loans are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower's obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. Most bank loans are not traded on any national securities exchange. Bank loans generally have less liquidity than investment-grade bonds and there may be less public information available about them.

The secondary market for loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may cause the fund to be unable to realize full value and thus cause a material decline in the fund's net asset value.

Bank loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Bank loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the borrower to repay, prepayments of senior floating rate interests may occur.

Convertible Securities

Convertible securities are usually fixed-income securities that a fund has the right to exchange for equity securities at a specified conversion price. Convertible securities could also include corporate bonds, notes or preferred stocks of U.S. or foreign issuers. The option allows the fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The fund treats convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. Funds that invest in convertible securities may invest in convertible securities that are below investment grade. Many convertible securities are relatively illiquid.

163

Derivatives

A fund may invest in certain derivative strategies to earn income, manage or adjust the risk profile of the fund, replace more direct investments, or obtain exposure to certain markets. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

There are many different types of derivatives and many different ways to use them. Futures, forward contracts, and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, asset values, or currency exchange rates and as a low-cost method of gaining exposure to a particular market without investing directly in those securities or assets. A fund may enter into put or call options, futures contracts, options on futures contracts, over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps), currency futures contracts and options, options on currencies, and forward currency contracts for both hedging and non-hedging purposes. A fund also may use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A fund will not hedge currency exposure to an extent greater than the approximate aggregate market value of the securities held or to be purchased by the fund (denominated or generally quoted or currently convertible into the currency). A fund may enter into forward commitment agreements (not as a principal investment strategy), which call for the fund to purchase or sell a security on a future date at a fixed price. A fund may also enter into contracts to sell its investments either on demand or at a specific interval.

Generally, a fund may not invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund or the reference currency relates to an eligible investment for the fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. If a fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

The risks associated with derivative investments include:

•	the risk that the underlying security, interest rate, market index, or other financial asset will not move in the direction Principal Management Corporation (“Principal”) and/or Sub-Advisor anticipated;
•	the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
•	the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment;
•	the possibility that the counterparty may fail to perform its obligations; and
•	the inability to close out certain hedged positions to avoid adverse tax consequences.

Swap agreements involve the risk that the party with whom the fund has entered into the swap will default on its obligation to pay the fund and the risk that the fund will not be able to meet its obligations to pay the other party to the agreement.

Credit default swap agreements involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Credit default swaps can increase credit risk because the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap.

Forward and futures contracts are subject to special risk considerations. The primary risks associated with the use of these contracts are (a) the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the sub-advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates, asset values, and other economic factors;

164

(e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the fund may have to sell securities at a time when it may be disadvantageous to do so.

For currency contracts, there is also a risk of government action through exchange controls that would restrict the ability of the fund to deliver or receive currency.

Some of the risks associated with options include imperfect correlation, counterparty risk, and an insufficient liquid secondary market for particular options.

Equity Securities

Equity securities include common stocks, convertible securities, depositary receipts, rights (a right is an offering of common stock to investors who currently own shares which entitle them to buy subsequent issues at a discount from the offering price), and warrants (a warrant grants its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price). Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Some funds focus their investments on certain market capitalization ranges. Market capitalization is defined as total current market value of a company's outstanding equity securities. The market capitalization of companies in the fund’s portfolios and their related indexes will change over time and, the fund will not automatically sell a security just because it falls outside of the market capitalization range of its index(es). Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Exchange Traded Funds ("ETFs")

Generally, ETFs invest in a portfolio of securities, but they may also invest in other assets, such as precious metals, commodities, securities indices, government bonds, or currencies. Often ETFs are a type of index or actively managed fund bought and sold on a securities exchange. An ETF trades like common stock. Shares in an index ETF represent an interest in a fixed portfolio of securities designed to track a particular market index. A fund could purchase shares issued by an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities or for other reasons. The risks of owning an ETF generally reflect the risks of owning the underlying securities or other assets they are designed to track, although ETFs have management fees that increase their costs. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.

Fixed-Income Securities

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors (some examples include investment grade corporate bonds, convertible securities, mortgage-backed securities, U.S. government securities and asset-backed securities). The issuer generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

•	Interest Rate Changes: Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes. If interest rates fall, issuers of callable bonds may call (repay) securities with high interest rates before their maturity dates; this is known as call risk. In this case, a fund would likely reinvest the proceeds from these securities at lower interest rates, resulting in a decline in the fund's income.
•	Credit Risk: Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. To the extent that the mortgages underlying mortgage-backed securities are "sub-prime mortgages" (mortgages granted to borrowers whose credit histories would not support conventional mortgages), the risk of default is higher.
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Foreign Securities

Principal defines foreign securities as those issued by:

•	companies with their principal place of business or principal office outside the U.S. or
•	companies for which the principal securities trading market is outside the U.S.

Depending on the fund, the fund may invest in securities of developed markets, developing (also called "emerging") markets, or both. Usually, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and MSCI Emerging Markets Index). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most nations located in Western Europe.

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of fund assets is not invested and earning no return. If a fund is unable to make intended security purchases due to settlement problems, the fund may miss attractive investment opportunities. In addition, a fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a fund's investments in those countries. In addition, a fund may also suffer losses due to nationalization, expropriation, or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to fund investors. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the fund intends to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may reduce the liquidity of a fund's portfolio. The fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

A fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities risks to which they relate.

Investments in companies of developing (also called "emerging") countries are subject to higher risks than investments in companies in more developed countries. These risks include:

•	increased social, political, and economic instability;
•	a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
•	lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
•	foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
•	relatively new capital market structure or market-oriented economy;
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•	the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
•	restrictions that may make it difficult or impossible for the fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
•	possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Fund of Funds

The performance and risks of each Principal LifeTime Fund and Strategic Asset Management ("SAM") Portfolio (singly, “a fund of funds” and collectively, “the funds of funds”) directly correspond to the performance and risks of the underlying funds in which the Fund or Portfolio invests. By investing in many underlying funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.

As of October 31, 2011, the Principal LifeTime Funds’ and SAM Portfolios’ assets were allocated among the Funds’ and SAM Portfolios’ assets were allocated among the underlying funds as identified in the tables below.

Underlying Fund	Principal LifeTime 2010 Fund	Principal LifeTime 2020 Fund	Principal LifeTime 2030 Fund	Principal LifeTime 2040 Fund	Principal LifeTime 2050 Fund	Principal LifeTime Strategic Income Fund
Bond & Mortgage Securities Fund	12.13%	9.96%	5.60%	2.75%	1.05%	16.24%
Bond Market Index Fund	3.87%	3.01%	2.07%	1.02%	0.34%	4.84%
Core Plus Bond Fund I	11.25%	8.76%	5.12%	2.71%	1.04%	15.49%
Diversified International Fund	2.97%	4.61%	4.89%	6.08%	6.65%	1.10%
Diversified Real Asset Fund	3.92%	2.84%	2.23%	1.72%	1.39%	4.77%
Global Diversified Income Fund	4.24%	1.24%	-	-	-	6.29%
Global Multi-Strategy Fund	1.36%	0.98%	0.90%	0.83%	0.86%	3.13%
Global Real Estate Securities Fund	-	0.20%	0.36%	1.76%	1.48%	-
High Yield Fund I	3.38%	5.54%	7.98%	6.24%	5.02%	2.56%
Inflation Protection Fund	11.21%	0.83%	-	-	-	15.70%
International Emerging Markets Fund	2.14%	2.90%	3.68%	4.24%	4.86%	0.41%
International Equity Index Fund	1.19%	1.66%	2.59%	3.06%	3.63%	0.44%
International Fund I	1.83%	2.89%	3.41%	3.95%	4.37%	0.64%
LargeCap Growth Fund	3.11%	4.81%	5.59%	6.25%	6.56%	1.60%
LargeCap Growth Fund I	6.05%	10.59%	11.10%	12.23%	12.94%	3.03%
LargeCap S&P 500 Index Fund	3.43%	5.95%	6.54%	7.30%	7.52%	1.37%
LargeCap Value Fund	3.00%	4.84%	5.37%	6.01%	6.33%	1.30%
LargeCap Value Fund I	5.95%	9.43%	10.78%	11.89%	12.57%	2.45%
MidCap Growth Fund III	1.43%	2.00%	2.26%	2.42%	2.42%	0.61%
MidCap Value Fund I	1.43%	1.77%	2.14%	2.31%	2.41%	0.58%
Overseas Fund	3.02%	4.65%	5.68%	6.64%	7.68%	1.43%
Preferred Securities Fund	2.23%	2.58%	2.67%	2.58%	2.38%	1.58%
Real Estate Securities Fund	0.87%	3.95%	4.61%	3.34%	3.73%	-
Short-Term Income Fund	7.11%	-	-	-	-	12.90%
SmallCap Growth Fund I	1.51%	2.10%	2.36%	2.37%	2.38%	0.83%
SmallCap Value Fund II	1.37%	1.91%	2.07%	2.30%	2.39%	0.71%
	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

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Underlying Fund	SAM Balanced Portfolio	SAM Conservative Balanced Portfolio	SAM Conservative Growth Portfolio	SAM Flexible Income Portfolio	SAM Strategic Growth Portfolio
Diversified International Fund	8.48%	5.54%	11.20%	2.58%	12.73%
Diversified Real Asset Fund	-	-	2.04%	-	-
Equity Income Fund	18.00%	9.92%	21.95%	7.62%	22.21%
Global Diversified Income Fund	1.96%	2.86%	-	5.61%	-
Global Multi-Strategy Fund	0.67%	0.60%	0.80%	-	-
Global Real Estate Securities Fund	0.62%	0.45%	1.23%	1.24%	2.03%
Government & High Quality Bond Fund	13.04%	20.02%	5.38%	23.83%	0.57%
High Yield Fund	2.98%	3.82%	1.98%	4.22%	-
Income Fund	13.18%	20.52%	5.41%	24.89%	-
Inflation Protection Fund	0.61%	1.34%	0.01%	-	-
International Emerging Markets Fund	2.20%	1.24%	2.60%	0.73%	4.03%
LargeCap Blend Fund II	2.65%	2.72%	3.36%	1.72%	5.45%
LargeCap Growth Fund	5.65%	3.79%	6.11%	1.18%	7.82%
LargeCap Growth Fund II	2.88%	1.90%	3.83%	1.81%	4.42%
LargeCap Value Fund	2.58%	2.55%	4.61%	1.86%	3.96%
LargeCap Value Fund III	3.47%	2.56%	5.74%	1.88%	5.21%
MidCap Blend Fund	2.80%	1.69%	3.61%	1.42%	4.38%
MidCap Growth Fund III	0.71%	0.72%	0.99%	-	3.49%
Preferred Securities Fund	2.34%	3.51%	0.73%	5.49%	-
Principal Capital Appreciation Fund	7.29%	5.76%	9.59%	1.85%	12.36%
Real Estate Securities Fund	0.45%	0.29%	0.01%	0.87%	0.39%
Short-Term Income Fund	1.90%	5.15%	0.59%	8.13%	-
SmallCap Growth Fund I	2.66%	1.12%	4.03%	0.49%	5.32%
SmallCap Value Fund II	1.17%	0.71%	1.74%	-	2.84%
Small-MidCap Dividend Income Fund	1.71%	1.22%	2.46%	2.58%	2.79%
	100.00%	100.00%	100.00%	100.00%	100.00%

Each fund of funds indirectly bears its pro-rata share of the expenses of the Underlying Funds in which it invests, as well as directly incurring expenses. Therefore, investment in a fund of funds is more costly than investing directly in shares of the Underlying Funds.

If you are considering investing in a Principal LifeTime Fund, you should take into account your estimated retirement date and risk tolerance. In general, each Principal LifeTime Fund is managed with the assumption that the investor will invest in a Principal LifeTime Fund whose stated date is closest to the date the shareholder retires. Choosing a fund targeting an earlier date represents a more conservative choice; choosing a fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the Principal LifeTime Funds are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.

There are five Strategic Asset Management ("SAM") Portfolios: Flexible Income, Conservative Balanced, Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The SAM Portfolios share the same risks but often with different levels of exposure. In general, relative to the other Portfolios:

•	the Balanced Portfolio should offer investors the potential for a medium level of income and a medium level of capital growth, while exposing them to a medium level of principal risk,
•	the Conservative Balanced Portfolio should offer investors the potential for a medium to high level of income and a medium to low level of capital growth, while exposing them to a medium to low level of principal risk,
•	the Conservative Growth Portfolio should offer investors the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk,
•	the Flexible Income Portfolio should offer investors the potential for a high level of income and a low level of capital growth, while exposing them to a low level of principal risk, and
•	the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk.
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Funds of funds can be subject to payment in kind liquidity risk: If an underlying fund pays a redemption request by the fund wholly or partly by a distribution-in-kind of portfolio securities rather than in cash, the fund may hold such portfolio securities until its sub-advisor determines that it is appropriate to dispose of them.

Geographic Concentration

Potential investors should consider the possibility of greater risk arising from the geographic concentration (California or Illinois) of their investments, as well as the current and past financial condition of municipal issuers in the case of the municipal funds. In addition to factors affecting the state or regional economy, certain constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions, and voter initiatives could result in certain adverse consequences affecting municipal obligations. See the SAI for a more detailed description of these risks.

Hedging

The success of a fund’s hedging strategy will be subject to the Sub-Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of a fund’s hedging strategy will also be subject to the Sub-Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Sub-Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent a fund from achieving the intended hedge or expose a fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

High Yield Securities

Debt securities rated at the time of purchase BB+ or lower by Standard & Poor's Ratings Services or Ba1 or lower by Moody's or, if not rated, determined to be of equivalent quality by Principal or the Sub-Advisor are sometimes referred to as high yield or "junk bonds" and are considered speculative; such securities could be in default at time of purchase. Each of the Principal LifeTime Funds and Strategic Asset Management Portfolios may invest in underlying funds that may invest in such securities.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the fund's shares. Adverse publicity and rating of a portfolio security held by a fund, the fund may retain the security if Principal or Sub-Advisor thinks it is in investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the best interest of shareholders.

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Index Funds

Index funds generally attempt to mirror the investment performance of the index by allocating the fund's assets in approximately the same weightings as the index. However, it is unlikely that the fund's performance will perfectly correlate with the index performance for a variety of reasons. The correlation between fund performance and index performance may be affected by the fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares. Because of the difficulty and expense of executing relatively small securities trades, index funds may not always be invested in the less heavily weighted securities and may at times be weighted differently than the index.

Industry Concentration

A fund that concentrates its investments (invests more than 25% of its net assets) in a particular industry (or group of industries) is more exposed to the overall condition of the particular industry than a fund that invests in a wider variety of industries. A particular industry could be affected by economic, business, supply-and-demand, political, or regulatory factors. Companies within the same industry could react similarly to such factors. As a result, a fund’s concentration in a particular industry would increase the possibility that the fund’s performance will be affected by such factors.

Initial Public Offerings ("IPOs")

An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a fund's asset base is small, a significant portion of the fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the fund. As the fund's assets grow, the effect of the fund's investments in IPOs on the fund's performance probably will decline, which could reduce the fund's performance. Because of the price volatility of IPO shares, a fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the fund's portfolio and lead to increased expenses to the fund, such as commissions and transaction costs. By selling IPO shares, the fund may realize taxable gains it will subsequently distribute to shareholders.

Inverse Floating Rate Investments

Inverse floating rate investments are variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment. Inverse floating rate investments have varying degrees of liquidity. Inverse floating rate investments in which these funds may invest may include derivative instruments, such as residual interest bonds or tender option bonds. Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and the inverse floating residual interests, which are purchased by these funds. These funds generally invest in inverse floating rate investments that include embedded leverage, thus exposing these funds to greater risks and increased costs. The market value of a "leveraged" inverse floating rate investment generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment.

Leverage

If a fund makes investments in futures contracts, forward contracts, swaps and other derivative instruments, these instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the fund. The net asset value of a fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the fund to pay interest. Leveraging may cause a fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. To the extent that a fund is not able to close out a leveraged position because of market illiquidity, a fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations.

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Liquidity Risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund's ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk

If a Sub-Advisor's investment strategies do not perform as expected, the fund could underperform other funds with similar investment objectives or lose money.

•	Active Management: The performance of a fund that is actively managed will reflect in part the ability of Principal and/or Sub-Advisor(s) to make investment decisions that are suited to achieving the fund's investment objective. Funds that are actively managed are prepared to invest in securities, sectors, or industries differently from the benchmark.
•	Passive Management: Index funds use a passive, or indexing, investment approach. Index funds do not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock or bond performance. Index funds attempt to replicate their relevant target index by investing primarily in the securities held by the index in approximately the same proportion of the weightings in the index. However, because of the difficulty of executing some relatively small securities trades, such funds may not always be invested in the less heavily weighted securities held by the index. An index fund's ability to match the performance of their relevant index may be affected by many factors, such as fund expenses, the timing of cash flows into and out of the fund, changes in securities markets, and changes in the composition of the index. Some index funds may invest in index futures and options on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Market Volatility and Issuer Risk

The value of a fund's portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund's investments are concentrated in certain sectors, its performance could be worse than the overall market. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. It is possible to lose money when investing in a fund.

Master Limited Partnerships

Master limited partnerships ("MLPs") tend to pay relatively higher distributions than other types of companies. The amount of cash that each individual MLP can distribute to its partners will depend on the amount of cash it generates from operations, which will vary from quarter to quarter depending on factors affecting the market generally and on factors affecting the particular business lines of the MLP. Available cash will also depend on the MLPs' level of operating costs (including incentive distributions to the general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs and other factors. The benefit derived from investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. If, as a result of a change in current law or a change in an MLP's business, an MLP were treated as a corporation for federal income tax purposes, the MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution would be reduced and the distributions received might be taxed entirely as dividend income.

Municipal Obligations and AMT-Subject Bonds

The term “municipal obligations” generally is understood to include debt obligations issued by municipalities to obtain funds for various public purposes. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit, with either limited or unlimited taxing power for the payment of principal and interest. Revenue bonds are not supported by the issuer's full taxing authority. Generally, they are payable only from the revenues of a particular facility, a class of facilities, or the proceeds of another specific revenue source.

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"AMT-subject bonds" are municipal obligations issued to finance certain "private activities," such as bonds used to finance airports, housing projects, student loan programs, and water and sewer projects. Interest on AMT-subject bonds is an item of tax preference for purposes of the federal individual alternative minimum tax ("AMT") and will also give rise to corporate alternative minimum taxes. See "Tax Considerations" for a discussion of the tax consequences of investing in the fund.

Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect upon the ability of the fund to purchase sufficient amounts of tax-exempt securities.

Portfolio Turnover

"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds that engage in active trading may have high portfolio turnover rates. Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the fund) and may lower the fund's performance. Please consider all the factors when you compare the turnover rates of different funds. You should also be aware that the "total return" line in the Financial Highlights section reflects portfolio turnover costs.

No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests.

Preferred Securities

Preferred securities generally pay fixed rate dividends and/or interest (though some are adjustable rate) and typically have "preference" over common stock in payment priority and the liquidation of a company's assets - preference means that a company must pay on its preferred securities before paying on its common stock, and the claims of preferred securities holders are typically ahead of common stockholders' claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed income securities - the fixed-income payments are expected to be the primary source of long-term investment return. In certain circumstances, an issuer of preferred securities may redeem the securities prior to their stated maturity date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in federal income tax or securities laws. As with call provisions, a redemption by the issuer may reduce the return of the security held by the fund. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in a fund that invests in preferred securities are more similar to those associated with a bond fund than a stock fund.

Real Estate Investment Trusts

Real estate investment trust securities ("REITs") involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are characterized as: equity REITs, which primarily own property and generate revenue from rental income; mortgage REITs, which invest in real estate mortgages; and hybrid REITs, which combine the characteristics of both equity and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. As an investor in a REIT, the fund will be subject to the REIT’s expenses, including management fees, and will remain subject to the fund's advisory fees with respect to the assets so invested. REITs are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Internal Revenue Code, and failing to maintain their exemptions from registration under the 1940 Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.

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Real Estate Securities

Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market and the real estate industry in general. Generally, companies in the real estate industry are considered to be those that have principal activity involving the development, ownership, construction, management or sale of real estate; have significant real estate holdings, such as hospitality companies, healthcare facilities, supermarkets and mining, lumber and paper companies; and/or provide products or services related to the real estate industry, such as financial institutions that make and/or service mortgage loans and manufacturers or distributors of building supplies. Securities of companies in the real estate industry are sensitive to factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws.

Repurchase Agreements

Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected fund bears a risk of loss. To minimize such risks, the fund enters into repurchase agreements only with parties a Sub-Advisor deems creditworthy (those that are large, well-capitalized and well-established financial institutions). In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Royalty Trusts

A royalty trust generally acquires an interest in natural resource or chemical companies and distributes the income it receives to its investors. A sustained decline in demand for natural resource and related products could adversely affect royalty trust revenues and cash flows. Such a decline could result from a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand. Rising interest rates could harm the performance and limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields. Fund shareholders will indirectly bear their proportionate share of the royalty trusts' expenses.

Small and Medium Capitalization Companies

Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.

Temporary Defensive Measures

From time to time, as part of its investment strategy, each fund may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. To the extent that a fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, the fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock.

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There is no limit on the extent to which a fund may take temporary defensive measures. In taking such measures, a fund may fail to achieve its investment objective.

The Money Market Fund may invest in high-quality money market securities at any time.

Underlying Funds

An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal is the advisor to the Principal LifeTime Funds, SAM Portfolios, PVC Diversified Balanced Account, PVC Diversified Growth Account, and each of the underlying funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios. Either PGI or Edge also serves as Sub-Advisor to some or all of the underlying funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of October 31, 2011, PFI SAM Portfolios, PFI Principal LifeTime Funds, PVC SAM Portfolios, PVC Principal LifeTime Accounts, PVC Diversified Balanced Account, and PVC Diversified Growth Account own the following percentages of the Funds listed below:

Fund	Total Percentage of Outstanding Shares Owned
Bond & Mortgage Securities Fund	64.25%
Diversified International Fund	59.04%
Equity Income Fund	45.58%
Global Diversified Income Fund	14.37%
Global Real Estate Securities Fund	83.08%
Government & High Quality Bond Fund	57.77%
High Yield Fund	7.88%
Income Fund	63.71%
Inflation Protection Fund	54.26%
International Emerging Markets Fund	54.88%
LargeCap Growth Fund	60.40%
LargeCap S&P 500 Index Fund	46.43%
LargeCap Value Fund	77.80%
MidCap Blend Fund	15.53%
Principal Capital Appreciation Fund	42.72%
Real Estate Securities Fund	36.57%
Short-Term Income Fund	37.38%

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

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MANAGEMENT OF THE FUNDS

The Manager

Principal Management Corporation (“Principal”) serves as the manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

Principal provides a substantial part of the investment advisory services to each of the Principal LifeTime Funds directly, while engaging PGI as a sub-advisor to assist in providing those investment advisory services. The portfolio managers Principal has appointed for each Principal LifeTime Fund are James Fennessey, Jeffrey Tyler, and Randy Welch. The portfolio managers PGI has appointed for each Principal LifeTime Fund are David Blake and Dirk Laschanzky. Messrs. Fennessey, Tyler, Welch, Blake, and Laschanzky work as a team, sharing day-to-day management of the Principal LifeTime Funds; however, Mr. Tyler has ultimate decision making authority.

James W. Fennessey. Mr. Fennessey joined the Principal Financial Group in 2000. He is the Head of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the investment managers under the due diligence program that monitors investment managers used by the Principal Funds. Mr. Fennessey earned a B.S. in Business Administration, with an emphasis in Finance, and a minor in Economics from Truman State University. He has earned the right to use the Chartered Financial Analyst designation.

Jeffrey R. Tyler. Mr. Tyler joined Principal in 2011. Prior to that, Mr. Tyler was the Chief Investment Officer at EXOS Partners. From 1988-2009, Mr. Tyler was a Senior Vice President, Senior Portfolio Manager, and Manager of Taxable Fixed Income for American Century. He earned a B.A. in business economics and accounting from the University of California, Santa Barbara and a Master of Management in finance and economics from the J.L. Kellogg Graduate School of Management, Northwestern University. Mr. Tyler has earned the right to use the Chartered Financial Analyst designation.

Randy L. Welch. Mr. Welch joined the Principal Financial Group in 1989 and oversees the functions of the Investment Services group, which includes investment manager research, investment consulting, performance analysis, and investment communication. He is also responsible for the due diligence program that monitors investment managers used by the Principal Funds. Mr. Welch is an affiliate member of the Chartered Financial Analysts (CFA) Institute. Mr. Welch earned a B.A. in Business/ Finance from Grand View College and an M.B.A. from Drake University.

The Sub-Advisors

Principal has signed contracts with various Sub-Advisors. Under the sub-advisory agreements, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services to the portion of the assets for a specific Fund allocated to it by Principal. For these services, Principal pays the Sub-Advisor a fee.

Principal or the Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

Some of the Sub-Advisors may enter into co-employee agreements, investment service agreements, dual employee agreements, or other similar agreements with advisers with which they are affiliated. Through the agreements, the Sub-Advisor’s portfolio manager usually is accorded access to the portfolio management processes, systems, staff, proprietary quantitative model, portfolio construction disciplines, experienced portfolio management, and quantitative research staff of the affiliated investment advisory firm. Likewise, through the agreements, the portfolio manager usually has access to the trading staff and trade execution capabilities along with the order management system, pre- and post-trade compliance system, portfolio accounting system and portfolio accounting system and performance attribution and risk management system of the affiliated investment advisory firm.

Several of the Funds have multiple Sub-Advisors. For those Funds (except the Global Diversified Income Fund), a team at Principal, consisting of Jessica Bush, James Fennessey and Randy Welch, determines the portion of the Fund's assets each Sub-Advisor will manage and may, from time-to-time, reallocate Fund assets between the Sub-

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Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors occur as a Sub-Advisor liquidates assets in the normal course of portfolio management or with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

The Global Diversified Income Fund has multiple Sub-Advisors and a team at Principal, consisting of Michael Finnegan, Kelly Grossman, and Dave Reichart, determines the portion of the Fund’s assets each Sub-Advisor will manage and may, from time-to-time, reallocate Fund assets between the Sub-Advisors. This team shares day-to-day portfolio management, sharing authority, with no limitation on the authority of one portfolio manager in relation to another. The decision to reallocate Fund assets between the Sub-Advisors may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors occur as a Sub-Advisor liquidates assets in the normal course of portfolio management or with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Jessica S. Bush. Ms. Bush, Senior Research Analyst, joined the Principal Financial Group in 2006. Prior to joining the Principal Financial Group she spent over three years at Putnam Investments. She is a member of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the sub-advisors under the due diligence program that monitors investment managers used by the Principal Funds. Ms. Bush earned a B.A. in Business Administration from the University of Michigan. She has earned the right to use the Chartered Financial Analyst designation.

Michael P. Finnegan. Mr. Finnegan is Chief Investment Officer for Principal Management Corporation. Mr. Finnegan joined the Principal Financial Group in May of 2001 and leads the Investment Services group. He earned a B.B.A. in Finance from Iowa State University and an M.A. in Finance from the University of Iowa. Mr. Finnegan has earned the right to use the Chartered Financial Analyst designation and is a member of the ICFA and the Iowa Society of Financial Analysts.

Kelly Grossman. Ms. Grossman is Senior Product Manager at Principal. Prior to that, she was a Managing Director within the Capital Markets and Structured Products Group at Principal Global Investors. Ms. Grossman earned a B.A. in Mathematics and Computer Science from the University of Northern Iowa. She is a fellow of the Society of Actuaries and a member of the American Academy of Actuaries.

Dave Reichart. Mr. Reichart is a Senior Vice President for Principal. He began working for Principal Financial Group in 2001. Mr. Reichart earned a B.A. in finance from University of Nebraska and an MBA from Drake University. Mr. Reichart has earned the right to use the Chartered Financial Analyst designation.

The Fund summaries identified the portfolio managers and the funds they manage. Additional information about the portfolio managers follows. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.

Sub-Advisor:	BlackRock Financial Management, Inc. (“BlackRock”), 55 East 52nd Street, New York, New York 10055, is a registered investment adviser organized in 1994. BlackRock and its affiliates manage investment company and other portfolio assets.

BlackRock is the sub-advisor for the Inflation Protection Fund.

The Inflation Protection Fund is managed by a team of financial professionals at BlackRock. Martin Hegarty and Brian Weinstein are jointly and primarily responsible for the day-to-day management of the Fund.

Martin Hegarty has been with BlackRock since 2010. Prior to joining the firm, he served as a Director at Bank of America Merrill lynch. He earned a B.S. in economics from Rhodes University, South Africa.

Brian Weinstein has been with BlackRock since 2000. He earned a B.A. in History from the University of Pennsylvania.

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Sub-Advisor:	Columbus Circle Investors (“CCI”), Metro Center, One Station Place, Stamford, CT 06902, founded in 1975, is an affiliate of PGI and a member of the Principal Financial Group.

CCI is the sub-advisor for the LargeCap Growth Fund.

For the LargeCap Growth Fund, Anthony Rizza is the lead portfolio manager, and Thomas J. Bisighini, as co-portfolio manager, has responsibility for research and supports Mr. Rizza on the day-to-day management of the Fund.

Thomas J. Bisighini has been with CCI since 2004. He earned a B.S. from Bentley College and an M.B.A. in Finance from Fordham University. Mr. Bisighini has earned the right to use the Chartered Financial Analyst designation.

Anthony Rizza has been with CCI since 1991. He earned a B.S. in Business from the University of Connecticut. Mr. Rizza has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	Edge Asset Management, Inc. (“Edge”), 601 Union Street, Suite 2200, Seattle, WA 98101-1377, is an affiliate of Principal and a member of the Principal Financial Group. Edge has been in the business of investment management since 1944.

Edge is the sub-advisor for the Equity Income Fund, the Government & High Quality Bond Fund, the High Yield Fund, the Income Fund, the Principal Capital Appreciation Fund, the Short-Term Income Fund, the SAM Balanced Portfolio, the SAM Conservative Balanced Portfolio, the SAM Conservative Growth Portfolio, the SAM Flexible Income Portfolio, and the SAM Strategic Growth Portfolio.

When more than one portfolio manager is identified as being responsible for the day-to-day portfolio management, the portfolio managers operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

Charles D. Averill previously was a senior quantitative analyst and has worked at Edge since 1990. He earned a bachelor’s degree in Economics from Reed College and an M.A. in Economics from Princeton University. Mr. Averill has earned the right to use the Chartered Financial Analyst designation.

Daniel R. Coleman joined Edge in 2001 and has held various investment management roles on the equity team, including Portfolio Manager and some senior management roles. He earned a bachelor's degree in Finance from the University of Washington and an M.B.A. from New York University.

Jill R. Cuniff became President of Edge in 2009 and became a portfolio manager in 2010. Prior to becoming the President of Edge, Ms. Cuniff was the President of Morley Financial. She earned a bachelor’s degree in Business Finance from Montana State University.

Mark P. Denkinger has been with Edge since 2009 and is responsible for high yield credit and leveraged loans. Previously, Mr. Denkinger was the managing director of fixed income credit research and trading. As a co-employee of Edge and Principal Global Investors, LLC (“PGI”), Mr. Denkinger manages Principal Fund assets as an employee of Edge, but uses PGI’s proprietary investment process and resources. He earned a bachelor’s degree in Finance and an M.B.A. with a Finance emphasis from the University of Iowa. Mr. Denkinger has earned the right to use the Chartered Financial Analyst designation.

Philip M. Foreman has been with Edge since 2002. He earned a bachelor’s degree in Economics from the University of Washington and an M.B.A. from the University of Puget Sound. Mr. Foreman has earned the right to use the Chartered Financial Analyst designation.

John R. Friedl has been with Edge since 1998. He earned a B.A. in Communications and History from the University of Washington and a master's degree in Finance from Seattle University. Mr. Friedl has earned the right to use the Chartered Financial Analyst designation.

Todd A. Jablonski, has been with Edge since 2010. Previously, he was an Executive Director and Portfolio manager at UBS. Prior to that, he was the lead portfolio manager of US large cap strategies at Credit Suisse Asset Management. He earned a bachelor’s degree in Economics from the University of Virginia and an M.B.A. with an emphasis in Quantitative Finance from New York University's Stern School of Business. Mr. Jablonski has earned the right to use the Chartered Financial Analyst designation.

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Ryan P. McCann has been a portfolio manager for Edge since 2010. Previously, he was a portfolio manager and trader of structured mortgage products for Columbia Asset Management. He earned a B.A. in Business Administration from Washington State University. Mr. McCann has earned the right to use the Chartered Financial Analyst designation.

Scott J. Peterson has been with Edge since 2002. He earned a bachelor’s degree in Mathematics from Brigham Young University and an M.B.A. from New York University’s Stern School of Business. Mr. Peterson has earned the right to use the Chartered Financial Analyst designation.

David W. Simpson has been with Edge since 2003. He earned a bachelor's degree from the University of Illinois and an M.B.A. in Finance from the University of Wisconsin. Mr. Simpson has earned the right to use the Chartered Financial Analyst designation.

Darrin E. Smith has been with Edge since 2009 and has over 10 years experience as a high yield portfolio manager. As a co-employee of Edge and PGI, Mr. Smith manages Principal Fund assets as an employee of Edge, but uses PGI’s proprietary investment process and resources. He earned a bachelor’s degree in Economics from Iowa State University and an M.B.A. from Drake University. Mr. Smith has earned the right to use the Chartered Financial Analyst designation.

Greg L. Tornga joined Edge in 2011. Previously, Mr. Tornga worked at Payden & Rygel Investment Management in Los Angeles. He earned a bachelor’s degree from the University of Michigan and an MBA from the Argyros School of Business at Chapman University. Mr. Tornga has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	Guggenheim Investment Management, LLC ("Guggenheim"), 135 East 57th Street, 6th Floor, New York, New York 10022 is an SEC registered investment advisor.

Guggenheim is the sub-advisor for the high yield portion of the Global Diversified Income Fund.

The day-to-day portfolio management is shared by two Portfolio Managers who operate as a team, but each member does have a specific area of concentration as well. Mr. Mitchell is the lead portfolio manager and Mr. Lindquist focuses on trading and market evaluation.

Sub-Advisor:	Guggenheim Partners Asset Management, LLC (“Guggenheim Partners”), 100 Wilshire Boulevard, Suite 500 Santa Monica, CA 90401, was formed in 2005 and became an SEC registered investment adviser in 2006.

Guggenheim Partners is the sub-advisor for the call option overwriting portion of the Global Diversified Income Fund.

For the portion of the Fund allocated to Guggenheim Partners, Mr. Pesaran is the lead portfolio manager and Mr. Flowers reviews and approves all trading recommendations prior to implementation. Mr. Sharaff, as Assistant Chief Investment Officer for Equities, has oversight responsibilities for all equity portfolios managed by Guggenheim Partners. Mr. Minerd, as Chief Investment Officer, has oversight responsibilities for all portfolios managed by Guggenheim Partners.

Sub-Advisor:	Principal Global Investors, LLC (“PGI”), 801 Grand Avenue, Des Moines, IA 50392, is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group

PGI is the sub-advisor for the Bond & Mortgage Securities Fund, the Diversified International Fund, the International Emerging Markets Fund, the LargeCap S&P 500 Index Fund, the LargeCap Value Fund, the MidCap Blend Fund, the Money Market Fund, the Principal LifeTime 2010 Fund, the Principal LifeTime 2020 Fund, the Principal LifeTime 2030 Fund, the Principal LifeTime 2040 Fund, the Principal LifeTime 2050 Fund, the Principal LifeTime Strategic Income Fund, the SmallCap Blend Fund, and the global value equity and emerging market debt portions of the Global Diversified Income Fund.

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As reflected in the fund summaries, the day-to-day portfolio management, for some funds, is shared by multiple portfolio managers. In each such case, except where noted in the Management of the Funds section describing the management of the Principal LifeTime Funds, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Michael Ade has been with PGI since 2001. As a co-employee of PGI and Principal Global Investors (Singapore) Limited, Mr. Ade manages Principal Fund assets as an employee of PGI. He earned a bachelor's degree in Finance from the University of Wisconsin. Mr. Ade has earned the right to use the Chartered Financial Analyst designation.

William C. Armstrong has been with PGI since 1992. He earned a bachelor’s degree from Kearney State College and a master’s degree from the University of Iowa. Mr. Armstrong has earned the right to use the Chartered Financial Analyst designation.

David M. Blake has been with PGI since 2000. He earned a bachelor’s degree and an M.B.A. from Saint Louis University. Mr. Blake has earned the right to use the Chartered Financial Analyst designation.

Paul H. Blankenhagen has been with PGI since 1992. He earned a bachelor’s degree in Finance from Iowa State University and a master’s degree from Drake University. Mr. Blankenhagen has earned the right to use the Chartered Financial Analyst designation.

Juliet Cohn has been with PGI since 2003. As a co-employee of PGI and Principal Global Investors (Europe) Limited (“PGI Europe”), Ms. Cohn manages Principal Fund assets as an employee of PGI. She earned a bachelor's degree in Mathematics from Trinity College, Cambridge, England.

Mihail Dobrinov has been with PGI since 1995. He earned an M.B.A. in Finance from the University of Iowa and a law degree from Sofia University, Bulgaria. Mr. Dobrinov has earned the right to use the Chartered Financial Analyst designation. (Mr. Dobrinov does not provide legal services on behalf of any of the member companies of the Principal Financial Group.)

Douglas J. Gaylor has been with PGI since 2009. Previously, he was a senior municipal portfolio manager at The Dreyfus Corporation. He earned a bachelor's degree in Business and Economics from State University College at Brockport, New York and an M.B.A. from State University College at Buffalo, New York.

Arild Holm has been with PGI since 2002. He earned a bachelor’s degree in Management Sciences from the University of Manchester Institute of Science and Technology (England) and an M.B.A. in Finance from the University of Colorado. Mr. Holm has earned the right to use the Chartered Financial Analyst designation.

Thomas L. Kruchten has been with PGI since 2005. He earned a B.A. in finance from the University of Northern Iowa. Mr. Kruchten has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Society of Iowa.

Dirk Laschanzky has been with PGI since 1997. He earned a B.A. and an M.B.A., both in Finance, from the University of Iowa. Mr. Laschanzky has earned the right to use the Chartered Financial Analyst designation.

K. William Nolin has been with PGI since 1993. He earned a bachelor’s degree in Finance from the University of Iowa and an M.B.A. from the Yale School of Management. Mr. Nolin has earned the right to use the Chartered Financial Analyst designation.

Phil Nordhus has been with PGI since 1990. He earned a bachelor’s degree in Economics from Kansas State University and an M.B.A. from Drake University. Mr. Nordhus has earned the right to use the Chartered Financial Analyst designation.

Brian Pattinson has been with Principal Global Investors since 1994. He earned a bachelor's degree and an M.B.A. in Finance from the University of Iowa. Mr. Pattinson has earned the right to use the Chartered Financial Analyst designation.

Tracy Reeg has been with PGI since 1993. She earned a bachelor’s degree in Finance from the University of Northern Iowa.

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Michael L. Reynal has been with PGI since 2001. He earned a B.A. in History from Middlebury College, an M.B.A. from the Amos Tuck School at Dartmouth College and an M.A. in History from Christ’s College at the University of Cambridge.

Alice Robertson has been with the Principal Financial Group since 1990. She earned a bachelor’s degree in Economics from Northwestern University and a master’s degree in Finance and Marketing from DePaul University.

Jeffrey A. Schwarte has been with PGI since 1993. He earned a bachelor’s degree in Accounting from the University of Northern Iowa. Mr. Schwarte is a CPA and has earned the right to use the Chartered Financial Analyst designation.

Timothy R. Warrick has been with PGI since 1990. He earned a bachelor’s degree in Accounting and Economics from Simpson College and an M.B.A. in Finance from Drake University. Mr. Warrick has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	Principal Real Estate Investors, LLC (“Principal - REI”), 801 Grand Avenue, Des Moines, IA 50392, an indirect wholly owned subsidiary of Principal Life, an affiliate of Principal, and a member of the Principal Financial Group, was founded in 2000.

Principal-REI is the sub-advisor for the Global Real Estate Securities Fund, the Real Estate Securities Fund, and the global real estate portion of the Global Diversified Income Fund.

The day-to-day portfolio management, for some funds, is shared by multiple portfolio managers. In each such case, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Alastair Gillespie has been with Principal – REI since 2009. As a co-employee of Principal-REI and Principal Global Investors (Singapore) Limited, Mr. Gillespie manages Principal Fund assets as an employee of Principal-REI. From 2006-2009, he was also a management board member of the Asian Public Real Estate Association (APREA). Prior to working in Asia, he covered the Australian market for eight years with UBS, ABN Amro and BT Alex Brown. He earned a Bachelor of Commerce (Finance) from University of Wollongong and a Graduate Diploma in Applied Finance and Investment from the Securities Institute of Australia. Mr. Gillespie has earned the right to use the Chartered Financial Analyst designation.

Simon Hedger has been with Principal - REI since 2003. As a co-employee of Principal-REI and PGI Europe, Mr. Hedger manages Principal Fund assets as an employee of Principal-REI. He earned an MBA from the University of New England and is an associate member of both the Royal Institute of Chartered Surveyors and of the Australian Property Institute. He is a U.K. qualified chartered surveyor (ARICS).

Anthony Kenkel has been with Principal – REI since 2005. He earned a bachelor’s degree in Finance from Drake University and an M.B.A. from the University of Chicago Graduate School of Business. Mr. Kenkel has earned the right to use the Chartered Financial Analyst and Financial Risk Manager designations.

Chris Lepherd has been with Principal - REI since 2003. As a co-employee of Principal-REI and Principal Global Investors (Singapore) Limited, Mr. Lepherd manages Principal Fund assets as an employee of Principal-REI. He earned a Bachelor of Business (Land Economy) from the University of Western Sydney and a Graduate Diploma in Applied Finance and Investment from the Securities Institute of Australia.

Matt Richmond has been with Principal – REI since 2000. He earned a bachelor’s degree in Finance from University of Nebraska and an M.B.A. from the University of Iowa.

Kelly Rush has been with the real estate investment area for the firm since 1987. He earned a B.A. in Finance and an M.B.A. in Business Administration from the University of Iowa. Mr. Rush has earned the right to use the Chartered Financial Analyst designation.

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Sub-Advisor:	Spectrum Asset Management, Inc. (“Spectrum”), 2 High Ridge Park, Stamford, CT 06905, founded in 1987, is an indirect subsidiary of Principal Life, an affiliate of PGI and a member of the Principal Financial Group.

Spectrum is the sub-advisor for the preferred securities portion of the Global Diversified Income Fund.

The day-to-day portfolio management is shared by a team of portfolio managers, under the leadership of the Chief Investment Officer (who also chairs the Investment Committee) in conjunction with the Credit and Research Team. This group has the authority and responsibility for research, credit selection, ongoing portfolio management and trading.

Sub-Advisor:	Tortoise Capital Advisors, L.L.C. ("Tortoise"), 11550 Ash Street, Suite 300, Leawood, Kansas 66211, formed in October 2002, is wholly owned by Tortoise Holdings, LLC. Tortoise specializes in managing portfolios of investments in MLPs and other energy companies.

Tortoise is the sub-advisor for the master limited partnership portion of the Global Diversified Income Fund.

The portfolio managers share responsibility for investment management. It is the policy of the investment committee that any one member can require Tortoise to sell a security and any one member can veto the committee's decision to invest in a security.

Sub-Advisor:	W. H. Reaves & Co., Inc. (doing business as Reaves Asset Management), 10 Exchange Place, 18th Floor, Jersey City, NJ 07302, was founded in 1961 as an institutional research firm and is an SEC registered adviser.

Reaves Asset Management is the sub-advisor for the publicly-listed infrastructure portion of the Global Diversified Income Fund.

The portfolio managers work as co-managers for the portion of the fund allocated to their firm and follow a team investment management approach. The portfolio managers share primary responsibility for the day-to-day management of the portfolio. However, Mr. Sorenson, as the Firm’s Chief Investment Officer, has ultimate responsibility for investment management decisions.

Fees Paid to Principal

Each Fund pays Principal a fee for its services, which includes the fee Principal pays to the Sub-Advisor. The fee each Fund paid (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2011 was:

Bond & Mortgage Securities	0.52%	Principal LifeTime 2010	0.03%
California Municipal	0.44%*	Principal LifeTime 2020	0.03%
Diversified International	0.87%	Principal LifeTime 2030	0.03%
Equity Income	0.51%	Principal LifeTime 2040	0.03%
Global Diversified Income	0.77%	Principal LifeTime 2050	0.03%
Global Real Estate Securities	0.90%	Principal LifeTime Strategic Income	0.03%
Government & High Quality Bond	0.50%	Real Estate Securities	0.83%
High Yield	0.51%	SAM Balanced Portfolio	0.34%
Income	0.50%	SAM Conservative Balanced Portfolio	0.34%
Inflation Protection	0.39%	SAM Conservative Growth Portfolio	0.34%
International Emerging Markets	1.18%	SAM Flexible Income Portfolio	0.34%
LargeCap Growth	0.63%	SAM Strategic Growth Portfolio	0.34%
LargeCap S&P 500 Index	0.15%	Short-Term Income	0.43%
LargeCap Value	0.43%	SmallCap Blend	0.75%
MidCap Blend	0.63%	Tax-Exempt Bond	0.44%*
Money Market	0.39%
Principal Capital Appreciation	0.51%

* Management Fees have been restated to reflect current fees. Effective September 12, 2011, Management Fees were reduced.

A discussion regarding the basis for the Board of Directors approval of the management agreement with Principal and the sub-advisory agreements with each Sub-Advisor is available in the semi-annual report to shareholders for the period ended April 30, 2011 and in the annual report to shareholders for the fiscal year ended October 31, 2011.

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Voluntary Waivers

Government & High Quality Bond Fund

The Distributor has voluntarily agreed to limit the Fund's Distribution and/or Service (12b-1) Fees normally payable by the Fund. The limit will maintain the level of Distribution and/or Service (12b-1) Fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.15% for Class A shares. The voluntary expense limit may be terminated at any time.

Money Market Fund

The Distributor has voluntarily agreed to limit the Fund’s Distribution and/or Service (12b-1) Fees normally payable by the Fund. The expense limit will maintain a level of Distribution and/or Service (12b-1) Fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.75% for Class B shares and 0.00% for Class C shares. The expense limit may be terminated at any time.

Principal has voluntarily agreed to limit the Fund's expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

Manager of Managers

The Fund operates as a Manager of Managers. Under an order received from the SEC, the Fund and Principal, may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with Principal, without obtaining shareholder approval. For any Fund that is relying on that order, Principal may, without obtaining shareholder approval:

•	hire one or more Sub-Advisors;
•	change Sub-Advisors; and
•	reallocate management fees between itself and Sub-Advisors.

Principal has ultimate responsibility for the investment performance of each Fund that utilizes a Sub-Advisor due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund’s sole initial shareholder before the Fund is available to the other purchasers, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of each of the Funds have approved the Fund’s reliance on the order; however, only the California Municipal, Global Diversified Income, Inflation Protection, and Tax-Exempt Bond Funds intend to rely on the order.

PRICING OF FUND SHARES

Each Fund’s shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange (“NYSE”) is open (share prices are not calculated on the days on which the NYSE is closed for trading, generally New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/ Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). The share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price we calculate after we receive the order at our transaction processing center in Canton, Massachusetts. To process your purchase order on the day we receive it, we must receive the order (with complete information):

•	on a day that the NYSE is open and
•	prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.

If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, the application and check will be returned to you.
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For all Funds, except the Money Market Fund, the share price is calculated by:

•	taking the current market value of the total assets of the Fund
•	subtracting liabilities of the Fund
•	dividing the remainder proportionately into the classes of the Fund
•	subtracting the liability of each class
•	dividing the remainder by the total number of shares outstanding for that class.

With respect to the Principal LifeTime Funds and SAM Portfolios, which invest in other registered investment company funds, each Fund's NAV is calculated based on the NAV of such other registered investment company funds in which the Fund invests.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the Statement of Additional Information.

Notes:

•	If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
•	A Fund’s securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a Fund’s Net Asset Value (“NAV”) are the market quotations as of the close of the foreign market. Foreign securities and currencies are also converted to U.S. dollars using the exchange rate in effect at the close of the NYSE.

Events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to “fair value” some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund’s NAV is calculated. Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If the Manager believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund’s NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

•	Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.
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contact principal funds, inc.

Contact information for Principal Funds, Inc. (“PFI”) is as follows:

Mailing Addresses:

Regular Mail	Overnight Mail
Principal Funds	Principal Funds
P.O. Box 8024	30 Dan Road
Boston, MA 02266-8024	Canton, MA 02021-2809

Your transaction (purchase, redemption, or exchange) will be completed using the net asset value (NAV) per share calculated after your transaction request is received in proper form at the transaction processing center in Canton, Massachusetts. For your transaction to be effective the day we receive your order, your order (in proper form) must be received before the close of normal trading on the New York Stock Exchange (NYSE) (generally 3 P.M. Central Time).

You may speak with a Client Relations Specialist by calling 1-800-222-5852, between 7:00 a.m. and 7:00 p.m. Central Time on any day that the NYSE is open.

To obtain ACH or wire instructions, please contact a Client Relations Specialist.

For additional information about Principal Funds, Inc., go to www.principalfunds.com.

Orders Placed by Intermediaries

PFI may have an agreement with your intermediary, such as a broker-dealer, third party administrator or trust company, that permits the intermediary to accept orders on behalf of PFI until 3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries (“sub-designees”) to accept orders on behalf of PFI on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to PFI and pays for it in accordance with the agreement, PFI will price the order at the next net asset value per share it computes after your intermediary or sub-designee received your order.

The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the NYSE closes at a time other than 3 p.m. Central Time.

Transactions through Financial Institutions/Professionals

Financial institutions and dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual financial institution or dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus and the SAI.

Your financial institution or dealer will provide you with specific information about any processing or service fees you will be charged.

For Classes A, B, and C – Telephone and Internet Instructions

The Funds reserve the right to refuse telephone and/or internet instructions. You are liable for a loss resulting from a fraudulent telephone or internet instruction that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requiring the use of a password (Personal Identification Number) for internet instructions, requesting personal identification information (name, address, phone number, social security number, birth date, security phrase, etc.), and sending written confirmation to the shareholder’s address of record.

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If you elect telephone privileges, instructions regarding your account(s) may be given to us via the telephone or internet. Your instructions:

•	may be given by calling us;
•	may be given via our website for certain transactions (for security purposes you need a user name and password to use any of the internet services, including viewing your account information on-line. If you don’t have a user name or password, you may obtain one at our website); or
•	may be given to your Financial Professional (a person employed by or affiliated with broker/dealer firms) who will in turn contact us with your instructions.

Instructions received from one owner are binding on all owners. In the case of an account owned by a corporation or trust, instructions received from an authorized person are binding on the corporation/trust unless we have a written notification requiring that written instructions be executed by more than one authorized person.

PURCHASE OF FUND SHARES

Principal Funds, Inc. offers funds in multiple share classes: A, B, C, J, Institutional, R-1, R-2, R-3, R-4, R-5, and P. Funds available in multiple share classes have the same investments, but differing expenses. Classes A, B, C, and P shares are available in this prospectus.

Principal may recommend to the Board, and the Board may elect, to close certain funds to new investors or close certain funds to new and existing investors.

The Fund reserves the right to refuse any order for the purchase of shares, including those by exchange. For example, the Fund does not intend to permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Fund may reject any purchase orders from market timers or investors that, in Principal’s opinion, may be disruptive to the Fund. For these purposes, Principal may consider an investor’s trading history in the Fund or other Funds sponsored by Principal Life and accounts under common ownership or control.

To eliminate the need for safekeeping, PFI will not issue certificates for shares.

Procedures for Opening an Account

To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we or your Financial Professional will ask for your name, address, date of birth, and other information that will allow us or your Financial Professional to verify your identity. We or your Financial Professional may also ask to see your driver’s license or other identifying documents.

If concerns arise with verification of your identity, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity on a timely basis, we may close your account or take such other action as we deem appropriate.

Accounts with foreign addresses cannot be established. If an existing shareholder with a U.S. address moves to a foreign location and updates the address on the shareholder’s account, we are unable to process any purchases or exchanges on that account.

Note:	No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been provided or made by Principal Funds, a Fund, Principal, any Sub-Advisor, or the Distributor.
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Eligible Purchasers

You must be an eligible purchaser for a particular share class in order to buy shares of a Fund available in that share class. Principal reserves the right to broaden or limit the designation of eligible purchasers. At the present time, eligible purchasers include, but are not limited to, the following.

For Classes A, B, and C Shares

Shares of the Funds are generally purchased through Financial Professionals. Financial Professionals may establish shareholder accounts according to their procedures or they may establish shareholder accounts directly with the Fund by visiting our website to obtain the appropriate forms.

Effective March 1, 2010, (the “Closing Date”), Class B shares of the Funds are no longer available for purchase, except through exchanges and dividend reinvestments as discussed below. Class B shareholders may continue to hold such shares until they automatically convert to Class A shares under the existing conversion schedule (based on purchase date), as described below. Shareholders who owned Class B shares on February 26, 2010 will still receive dividend reinvestments and may continue to exchange their shares for other Class B Fund shares in accordance with the Funds' current policies. Effective on and after the Closing Date, Class B shareholders who have an automated investment plan in Class B shares (such as Automatic Investment Plan (“AIP”) or automatic exchange election), will have such recurring investments automatically redirected into Class A shares of the same Fund with the applicable Class A sales charge (load). All other features of Class B shares, including Rule 12b-1 distribution and/or service fees, contingent deferred sales charge schedules and conversion features, remain unchanged and continue in effect. We may modify these policies in the future.

Class B shares of the Money Market Fund may be purchased only by exchange from other Fund accounts in the same share class or by reinvestment of distributions made on such shares.

Class C shares of the Money Market Fund may be purchased only by exchange from other Fund accounts in the same share class or by reinvestment of distributions made on such shares. Class C shares are not available to retirement plans qualified under IRC section 401(a) that are not already investing in Class C shares of other Funds of the Principal Funds, but are available to new participants in plans that currently invest in Class C shares of the Fund.

For Class P Shares

Eligible purchasers include:

•	sponsors, recordkeepers, or administrators of wrap account, mutual fund asset allocation, or fee-based programs or participants in those programs;
•	certain institutional investors that provide recordkeeping for retirement plans or other employee benefit plans;
•	clients of Principal Global Investors, LLC; and
•	certain institutional investors with special arrangements (for example, insurance companies, employee benefit plans, retirement plans, and Section 529 Plans, among others).

Making an Investment and Minimum Initial Investment

For Classes A, B, and C Shares

Your Financial Professional can help you buy shares of the Funds by mail, through bank wire, direct deposit, or Automatic Investment Plan (“AIP”). No wires are accepted on days when the NYSE is closed or when the Federal Reserve is closed (because the bank that would receive your wire is closed). An investment in the Fund may be held in various types of accounts, including individual, joint ownership, trust, and business accounts. The Fund also offers a range of custodial accounts for those who wish to invest for retirement and/or education expenses. Prospective shareholders should consult with their Financial Professional prior to making decisions about the account and type of investment that are appropriate for them.

Principal Funds has a minimum initial investment amount of $1,000 and a minimum subsequent investment amount of $100. Initial and subsequent investment minimums apply on a per-fund basis for each Fund or Portfolio in which a shareholder invests.

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Shareholders must meet the minimum initial investment amount of $1,000 unless an AIP is established. With an AIP, the minimum initial investment is $100. Accounts or automatic payroll deduction plans established with an AIP that do not meet the minimum initial investment must maintain subsequent automatic investments that total at least $1,200 annually. Minimums may be waived on accounts set up for: certain employee benefit plans; retirement plans qualified under Internal Revenue Code Section 401(a); payroll deduction plans submitting contributions in an electronic format devised and/or approved by the Fund; and purchases through an omnibus account with a broker-dealer, investment advisor, or other financial institution.

For Class P Shares

Investors purchase shares through a financial intermediary that has entered into an agreement with PFI. A financial intermediary opens and maintains a shareholder account under an open account system for each investor. Contact your Financial Professional for additional information on how to buy shares.

There are no restrictions on amounts to be invested in Class P shares of the Fund.

Payment

Payments are to be made via personal or financial institution check (for example, a bank or cashier's check). We consider your purchase of Fund shares by check to be your authorization to make an automated clearing house (“ACH”) debit entry to your account. We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, starter checks, money orders, travelers' checks, credit card checks, and foreign checks.

The Funds may, in their discretion and under certain limited circumstances, accept securities as payment for Fund shares at the applicable net asset value (“‘NAV”). For federal income tax purposes, a purchase of shares with securities will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. Each Fund will value securities used to purchase its shares using the same method the Fund uses to value its portfolio securities as described in this prospectus.

For Classes A, B, and C Shares – Direct Deposit

Your Financial Professional can help you make a Direct Deposit from your paycheck (if your employer approves) or from a government allotment. Direct Deposit allows you to deposit automatically all or part of your paycheck (or government allotment) to your Principal Funds account(s). You can request a Direct Deposit Authorization Form to give to your employer or the governmental agency (either of which may charge a fee for this service). Shares will be purchased on the day the ACH notification is received by the transfer agent’s bank. On days when the NYSE is closed, but the bank receiving the ACH notification is open, your purchase will be priced at the next calculated share price.

For Classes A, B, and C Shares – Automatic Investment Plan (“AIP”)

Your Financial Professional can help you establish an AIP. You may make regular monthly investments with automatic deductions from your bank or other financial institution account. You select the day of the month the deduction is to be made (if none is selected, the investment will be made on the 15th of the month). If that date is a non-trading day, we will process the deduction on the next trading day. If the next trading day falls in the next month or year, we will process the deduction on the day prior to your selected day.

REDEMPTION OF FUND SHARES

You may redeem shares of the Fund upon request; the amount you receive will be reduced by any applicable CDSC. PFI does not impose a redemption charge. The Fund board of directors has determined that it is not necessary to impose a fee upon the redemption of fund shares, because the Fund has adopted transfer restrictions as described in “Exchange of Fund Shares.”

Generally, PFI sends the sale proceeds on the next business day (a day when the NYSE is open for normal business) after the sell order has been placed. Under unusual circumstances, PFI may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law. Shares purchased by check may be sold only after the check has cleared your bank, which may take up to 7 calendar days.

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Distributions in Kind. Payment for shares of the Funds tendered for redemption is ordinarily made by check. However, the Funds may determine that it would be detrimental to the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the Funds may pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the Fund’s portfolio in lieu of cash. If a Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this prospectus.

For Classes A, B, and C Shares

You will be charged a $10 wire fee if you have the sale proceeds wired to your bank. It may take additional business days for your financial institution to post this payment to your account at that financial institution. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other arrangements are made).

Distributions from IRA, SEP, SIMPLE, 403(b) and SAR-SEP accounts may be taken as:

•	lump sum of the entire interest in the account,
•	partial interest in the account, or
•	periodic payments of either a fixed amount or an amount based on certain life expectancy calculations.

Tax penalties may apply to distributions before the participant reaches age 59 1/2.

Sale of shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.

Generally, sales proceeds are:

•	payable to all owners on the account (as shown in the account registration) and
•	mailed to the address on the account (if not changed within last 15 days) or sent by wire or ACH to previously authorized U.S. bank account.

For other payment arrangements, please call PFI. You should also call PFI for special instructions that may apply to sales from accounts:

•	when an owner has died
•	for certain employee benefit plans; or
•	owned by corporations, partnerships, agents, or fiduciaries.

To sell shares by mail (for any amount):

•	Send a letter or distribution form (call us for the form) which is signed by the owner/owners of the account,
•	Specify the account number, and
•	Specify the number of shares or the dollar amount to be sold.

To sell shares in amounts of $100,000 or less by telephone:

•	The request may be made by a shareholder or by the shareholder’s Financial Professional.
•	The combined amount requested from all funds to which the redemption request relates is $100,000 or less.
•	The address on the account must not have been changed within the last 15 days and telephone privileges must apply to the account from which the shares are being sold.
•	If previously authorized, wire or ACH can be sent to a shareholder’s U.S. bank account.
•	If our phone lines are busy, you may need to send in a written sell order.
•	Telephone redemption privileges are NOT available for Principal Funds 403(b) plans and certain employer sponsored benefit plans.
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Sell shares by checkwriting (Class A shares of Money Market Fund only)

•	Checkwriting must be elected on initial application or by written request to Principal Funds. Such election continues in effect until the Fund receives written notice revoking or changing the election.
•	The Fund can only sell shares after your check making the Fund investment has cleared your bank.
•	Checks must be written for at least $250. The Fund reserves the right to increase the minimum check amount.
•	The rules of the bank on which the checks are drawn concerning checking accounts apply.
•	If the account does not have sufficient funds to cover the check, it is marked “Insufficient Funds” and returned (the Fund may revoke checkwriting on accounts on which “Insufficient Funds” checks are drawn).
•	Accounts may not be closed by withdrawal check (accounts continue to earn dividends until checks clear and the exact value of the account is not known until the check is received by the bank).
•	Checkwriting is available only for non-qualified accounts.
•	Neither the Fund, the bank nor Principal shall incur any liability for honoring the checks, selling shares to pay checks, or for returning checks unpaid.
•	Checkwriting may be converted to a point-of-purchase debit from your account. This only applies if such service is available at the business with which you are doing business.

Systematic withdrawal plans

You may set up a systematic withdrawal plan on a monthly, quarterly, semiannual, or annual basis to sell enough shares to provide a fixed amount of money ($100 minimum amount; the required minimum is waived to the extent necessary to meet the required minimum distribution as defined by the Internal Revenue Code).

You can set up a systematic withdrawal plan by:

•	completing the applicable section of the application,
•	sending us your written instructions,
•	completing a Systematic Withdrawal Plan Request form (available on our website), or
•	calling us if you have telephone privileges on the account (telephone privileges may not be available for all types of accounts).

Your systematic withdrawal plan continues until:

•	you instruct us to stop or
•	your Fund account balance is zero.

When you set up the withdrawal plan, you select which day you want the sale made (if none is selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year prior to your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us. Sales made under your systematic withdrawal plan will reduce and may eventually exhaust your account. The Fund from which the systematic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw.

EXCHANGE OF FUND SHARES

An exchange between Funds is a redemption of shares of one Fund and a concurrent purchase of shares in another Fund with the redemption proceeds.

In order to prevent excessive exchanges, and under other circumstances where the Fund Board of Directors or Principal believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate this exchange privilege, limit the amount or further limit the number of exchanges, reject any exchange or close an account.

For Classes A, B, and C Shares

Your shares in the Funds may be exchanged without a sales charge or CDSC for the same class of any other Principal Funds (except Money Market).

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Exchanges from Money Market Fund

Class A shares of Money Market Fund may be exchanged into:

•	Class A shares of other Funds.
•	If Money Market Fund shares were acquired by direct purchase, a sales charge will be imposed on the exchange into other Class A shares.
•	If Money Market Fund shares were acquired by (1) exchange from other Funds, (2) conversion of Class B shares, or (3) reinvestment of dividends earned on Class A shares that were acquired through exchange, no sales charge will be imposed on the exchange into other Class A shares.
•	Class C shares of other Funds – subject to the applicable CDSC.

You may exchange shares by:

•	sending a written request to PFI,
•	using our website, or
•	calling us, if you have telephone privileges on the account.

Automatic Exchange Election

This election authorizes an exchange from one fund of PFI to another fund of PFI on a monthly, quarterly, semiannual or annual basis. You can set up an automatic exchange by:

•	completing the Automatic Exchange Election section of the application,
•	calling us if telephone privileges apply to the account from which the exchange is to be made,
•	sending us your written instructions, or
•	completing an Automatic Exchange Election form (available on our website).

Your automatic exchange continues until:

•	you instruct us to stop (by calling us if telephone privileges apply to the account or sending us your written instructions) or
•	your Fund account balance of the account from which shares are redeemed is zero.

You may specify the day of the exchange (if none is selected, the exchange will be made on the 15th of the month). If the selected day is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year prior to your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.

General

•	If you do not have an existing account in the Fund to which the exchange is being made, a new account is established. The new account has the same owner(s), dividend and capital gain options and dealer of record as the account from which the shares are being exchanged.
•	All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired.
•	You may acquire shares of a Fund only if its shares are legally offered in your state of residence.

When money is exchanged or transferred from one account registration or tax identification number to another, the account holder is relinquishing his or her rights to the money. Therefore exchanges and transfers can only be accepted by telephone if the exchange (transfer) is between:

•	accounts with identical ownership,
•	an account with a single owner to one with joint ownership if the owner of the single owner account is also an owner of the account with joint ownership,
•	a single owner to a UTMA account if the owner of the single owner account is also the custodian on the UTMA account, or
•	a single or jointly owned account to an IRA account to fund the yearly IRA contribution of the owner (or one of the owners in the case of a jointly owned account).

The exchange is treated as a sale of shares for federal (and state) income tax purposes and may result in a capital gain or loss.

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Fund shares used to fund an employee benefit plan may be exchanged only for shares of other Funds available to employee benefit plans. Such an exchange must be made by following the procedures provided in the employee benefit plan and the written service agreement.

For Class P Shares

A shareholder, including a beneficial owner of shares held in nominee name may exchange Fund shares under certain circumstances. You may exchange your Fund shares, without charge, for shares of any other Fund of the Principal Funds available in Class P; however, an intermediary may impose restrictions on exchanges.

DIVIDENDS AND DISTRIBUTIONS

Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. The Funds pay their net investment income to record date shareholders; this record date is the business day prior to the payment date. The payment schedule is as follows:

•	The Bond & Mortgage Securities, California Municipal, Government & High Quality Bond, High Yield, Income, Short-Term Income, and Tax-Exempt Bond Funds declare dividends of their daily net investment income each day their shares are priced. The Funds pay out their accumulated declared dividends monthly.
•	The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced. On the 20th day of each month (or the previous business day) the Fund will distribute its accumulated declared dividends. You may ask to have your dividends paid to you in cash. If you do not request cash payment, your dividend will be applied to purchase additional shares of the Fund monthly.
•	The Global Diversified Income Fund and SAM Flexible Income Portfolio pay their net investment income monthly.
•	The Equity Income, Global Real Estate Securities, Inflation Protection, and Real Estate Securities and the SAM Conservative Balanced, and SAM Balanced Portfolios each pay their net investment income quarterly in March, June, September, and December.
•	The other Funds pay their net investment income annually in December.

For more details on the payment schedule, go to www.principalfunds.com.

Net realized capital gains, if any, are distributed annually in December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

The Money Market Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.

Dividend and capital gains distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid. However, you may authorize the distribution to be:

•	invested in shares of another of the Principal Funds without a sales charge (distributions of a Fund may be directed only to one receiving Fund); or
•	paid in cash, if the amount is $10 or more.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to Individual Retirement Accounts and other retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

To the extent that distributions the Fund pays are derived from a source other than net income (such as a return of capital), a notice will be included in your quarterly statement pursuant to Section 19(a) of the Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our web site at www.principalfunds.com. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

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Notes:

•	A Fund’s payment of income dividends and capital gains has the effect of reducing the share price by the amount of the payment.
•	Distributions from a Fund, whether received in cash or reinvested in additional shares, may be subject to federal (and state) income tax.
•	For these reasons, buying shares of a Fund shortly before it makes a distribution may be disadvantageous to you.

FREQUENT PURCHASES AND REDEMPTIONS

The Funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.

Frequent purchases and redemptions pose a risk to the Funds because they may:

•	Disrupt the management of the Funds by:
•	forcing the Funds to hold short-term (liquid) assets rather than investing for long-term growth, which results in lost investment opportunities for the Funds; and
•	causing unplanned portfolio turnover;
•	Hurt the portfolio performance of the Funds; and
•	Increase expenses of the Funds due to:
•	increased broker-dealer commissions and
•	increased recordkeeping and related costs.

Certain Funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage.

The Funds have adopted procedures to “fair value” foreign securities under certain circumstances, which are intended, in part, to discourage excessive trading of shares of the Funds. The Board of Directors of the Fund has also adopted policies and procedures with respect to frequent purchases and redemptions of shares of the Funds.

The Funds monitor shareholder trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. If we are not able to identify such excessive trading practices, the Funds and their shareholders may be harmed. The harm of undetected excessive trading in shares of the underlying Funds in which the Principal LifeTime Funds or Strategic Asset Management Funds invest could flow through to the Principal LifeTime Funds and Strategic Asset Management Funds as they would for any Fund shareholder. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner. If we are not able to identify such abusive trading practices, the abuses described above may harm the Funds.

If we, or a Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:

•	Rejecting exchange instructions from the shareholder or other person authorized by the shareholder to direct exchanges;
•	Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made by facsimile, overnight courier, telephone or via the internet;
•	Limiting the number of exchanges during a year; and
•	Taking other such action as directed by the Fund.

The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse the exchange and return the account holdings to the positions held prior to the exchange. We will give the shareholder that requested the exchange notice in writing in this instance.

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TAX CONSIDERATIONS

Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions whether such dividends or distributions are paid in cash or reinvested in additional shares. Special tax rules apply to distributions from IRAs and other retirement accounts. You should consult a tax advisor to determine the suitability of the Fund as an investment by such a plan and the tax treatment of Fund distributions.

Generally, dividends paid by the Funds from interest, dividends, or net short-term capital gains will be taxed as ordinary income. Distributions properly designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate), regardless of how long you have held your shares. For taxable years beginning before January 1, 2013, distributions of investment income properly designated by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains.

Investments by a Fund in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds that invest in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Early in each calendar year, each Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.

A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that shareholder, would be taxable to that shareholder as described above, subject to a holding period requirement for dividends designated as qualified dividend income.

Because of tax law requirements, you must provide the Fund with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid “back-up” withholding, which is currently imposed at a rate of 28%.

Any gain resulting from the redemption or exchange of your shares will generally also be subject to tax. For shares acquired after January 1, 2012, you will need to select a cost basis method to be used to calculate your reported gains and losses prior to or at the time of any redemption or exchange. If you do not select a method, the Funds’ default method of average cost will be applied to the transactions. The cost basis method used on your account could significantly affect your taxes due and should be carefully considered. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.

Investments by a Fund in certain debt instruments or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Internal Revenue Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.

Distributions designated as "exempt-interest dividends" by the Tax-Exempt Bond Fund are generally not subject to federal income tax. However, if you receive Social Security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in this Fund may have on the federal taxation of your benefits. In addition, an investment in this Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders. This Fund may invest a portion of its assets in securities that generate income that is not exempt from federal (or state and local) income tax. Income exempt from federal tax may be subject to state and local income tax. In addition, any capital gains distributed by this Fund will be taxable as described in this section.

Distributions designated as "exempt-interest dividends" by the California Municipal Fund are generally not subject to federal income tax. However, if you receive Social Security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in this Fund may have on the federal taxation of your benefits. In addition, an investment in this Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders. This Fund may invest a portion of its assets in securities that generate income that is not exempt from federal (or state and local) income tax. Income exempt from federal tax may be subject to state and local income tax. In addition, any capital gains distributed by the California Municipal Fund will be taxable as described in this section. A portion of the dividends paid by the this Fund may be exempt from California State

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personal income tax, but not from California State franchise tax or California State corporate income tax. Corporate taxpayers should consult their tax advisor concerning the California state tax treatment of investments in this Fund.

The information contained in this prospectus is not a complete description of the federal, state, local, or foreign tax consequences of investing in the Fund. You should consult your tax advisor before investing in the Fund.

CHOOSING A SHARE CLASS and the costs of investing

Your Financial Professional will help you choose the share class and Fund or Funds that are appropriate for you based upon your investment objective, risk tolerance and other factors. Your Financial Professional can also help you choose the share class that is appropriate for you. Before you invest, you should understand the characteristics of each share class so you can be sure to choose the class that is right for you. Financial Professionals may receive different compensation depending upon which class of shares you purchase.

Fund and share class selections must be made at the time of purchase.

Each class has different costs associated with buying, redeeming, and holding shares. Which class is best for you depends upon:

•	the dollar amount you are investing,
•	the amount of time you plan to hold the investment, and
•	any plans to make additional investments in the Principal Funds.

Class B shares have higher annual expenses than Class A shares because they are subject to distribution fees for the first eight years. After the eighth year, Class B shares convert automatically to Class A shares of the same Fund, typically without income tax impact.

Class C shares may not be suitable for large investments. Due to the higher expenses associated with Class C shares, it may be more advantageous for investors currently purchasing, intending to purchase, or with existing assets in amounts that may qualify for a reduced sales charge on Class A shares, including through Rights of Accumulation and/or Statement of Intent, to purchase Class A shares. Class C shares have higher annual expenses than Class A shares because they are subject to distribution fees.

The Fund seeks to prevent investments in Class C shares by shareholders with at least $1 million of investments in Principal Funds eligible for inclusion pursuant to Rights of Accumulation. If you are making an initial purchase of Principal Funds of $1,000,000 or more and have selected Class C shares, the purchase will be of Class A shares of the Fund(s) you have selected. If you are making subsequent purchases into your existing Principal Funds, Inc. (“PFI”) Class C share accounts and the combined value of the subsequent investment and your existing Class A, Class B, Class C, and Class J share accounts combined for Rights of Accumulation purposes exceeds $1,000,000, the subsequent investment will be applied to purchase Class A shares of the Fund(s) you have selected.

The following sections describe the fees and expenses you may pay if you invest in a Fund. You may pay both one-time fees and ongoing fees. Fees and expenses are important because they lower your earnings. Before investing, you should be sure you understand the nature of different costs. Your Financial Professional can help you with this process.

There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions. You may obtain more information about sales charge reductions and waivers through a link on our website, from the SAI, or from your Financial Professional.

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One-Time Fee – Initial Sales Charge

Class A Shares

The offering price for Class A shares is the NAV next calculated after receipt of an investor’s order in proper form by the Fund or its servicing agent, plus any applicable initial sales charge as shown in the table below. The right-hand column in the table indicates what portion of the sales charge is paid to Financial Professionals and their brokerage firms (“dealers”) for selling Class A shares. For more information regarding compensation paid to dealers, see “Distribution Plans and Intermediary Compensation.”

CLASS A SALES CHARGES(1)

Bond & Mortgage Securities, California Municipal, Global Diversified Income, High Yield, Inflation Protection,

Principal LifeTime Strategic Income, Tax-Exempt Bond Funds, and SAM Flexible Income Portfolio

	Sales Charge as % of
Amount of Purchase	Offering Price	Amount Invested	Dealer Allowance as of % of Offering Price
Less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	2.75%	2.83%	2.25%
$250,000 but less than $500,000	1.50%	1.52%	1.00%
$500,000 or more	0.00%	0.00%	0.00%(2)

Government & High Quality Bond, Income, and Short-Term Income Funds
	Sales Charge as % of
Amount of Purchase	Offering Price	Amount Invested	Dealer Allowance as of % of Offering Price
Less than $100,000	2.25%	2.30%	2.00%
$100,000 but less than $250,000	1.75%	1.78%	1.50%
$250,000 but less than $500,000	1.25%	1.27%	1.00%
$500,000 or more	0.00%	0.00%	0.00%(2)

LargeCap S&P 500 Index Fund
	Sales Charge as % of
Amount of Purchase	Offering Price	Amount Invested	Dealer Allowance as of % of Offering Price
Less than $50,000	1.50%	1.52%	1.25%
$50,000 but less than $100,000	1.25%	1.27%	1.00%
$100,000 but less than $250,000	1.00%	1.01%	0.75%
$250,000 but less than $500,000	0.75%	0.76%	0.50%
$500,000 but less than $1,000,000	0.50%	0.50%	0.25%
$1,000,000 or more	0.00%	0.00%	0.25%

All other Funds (except Money Market Fund(4))
	Sales Charge as % of
Amount of Purchase	Offering Price	Amount Invested	Dealer Allowance as of % of Offering Price
Less than $50,000	5.50%	5.82%	4.75%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00%(3)
(1)	Because of rounding in the calculation of the offering price, the actual maximum front-end sales charge paid by an investor may be higher or lower than the percentages noted above.
(2)	The Distributor may pay authorized dealers commissions on purchases of Class A shares over $500,000 calculated as follows: 1.00% on purchases between $500,000 and $4,999,999, 0.50% purchases between $5 million and $49,999,999, and 0.25% on purchases of $50 million or more. The commission rate is determined based on the cumulative investments over the life of the account combined with the investments in existing Class A, B, C, and J shares.
(3)	The Distributor may pay authorized dealers commissions on purchases of Class A shares over $1 million calculated as follows: 1.00% on purchases between $1,000,000 and $4,999,999, 0.50% purchases between $5 million and $49,999,999, and 0.25% on purchases of $50 million or more. The commission rate is determined based on the cumulative investments over the life of the account combined with the investments in existing Class A, B, C, and J shares.
(4)	There is no sales charge on purchases of Class A shares of the Money Market Fun d.
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Initial Sales Charge Waiver or Reduction

Class A shares of the Funds may be purchased without a sales charge or at a reduced sales charge.

To receive a reduction in your Class A initial sales charge, you or your Financial Professional must let the Fund know at the time you purchase shares that you qualify for such a reduction. It may be necessary for you to provide information and records, such as account statements. If you or your Financial Professional do not let the Fund know that you are eligible for a reduction, you may not receive a sales charge discount to which you are otherwise entitled.

Initial Sales Charge Waiver

•	No initial sales charge will apply to purchases of Fund shares if the purchase is of sufficient size as disclosed in the preceding “Class A Sales Charges” table.
•	No initial sales charge will apply to shares purchased with the proceeds of redemptions of Class A shares of the Funds (other than the Money Market Fund, unless such shares were obtained by exchange of shares of a Fund that imposes an initial sales charge) or with proceeds of redemptions from Class B shares on which a CDSC was paid, or was waived in connection with a Required Minimum Distribution, involuntary redemption or due to the death of the shareholder, within 60 days of redemption. The transaction is considered a sale for federal (and state) income tax purposes even if the proceeds are reinvested. If a loss is realized on the sale, the reinvestment may be subject to the “wash sale” rules resulting in the postponement of the recognition of the loss for tax purposes.
•	A Fund’s Class A shares may be purchased without an initial sales charge by the following individuals, groups, and/or entities:
•	by its current and former Directors, member companies of the Principal Financial Group, and their active or retired employees, officers, directors, brokers, or agents (for the life of the account). This also includes their immediate family members (spouse, domestic partner, children (regardless of age), and parents) and trusts created by or primarily for the benefit of these individuals;
•	by the Premier Credit Union;
•	by non-ERISA clients of Principal Global Investors LLC;
•	by any employee or registered representative (and their immediate family members and employees) of an authorized broker-dealer or company that has entered into a selling agreement with the Distributor;
•	through a “wrap account” offered through broker-dealers, investment advisors, and other financial institutions that have entered into an agreement with the Distributor which includes a requirement that such shares be sold for the benefit of clients participating in a “wrap account” or similar program under which clients pay a fee to the broker-dealer, investment advisor, or financial institution;
•	to fund non-qualified plans administered by a member company of the Principal Financial Group pursuant to a written service agreement;
•	by any investor who buys Class A shares through an omnibus account with certain financial intermediaries, such as a bank or other financial institution, that does not accept or charge the initial sales charge;
•	by participants in, or by purchases through, employer-sponsored retirement or benefit plans which were eligible to purchase shares without payment of a sales charge of a predecessor fund prior to the date the successor fund commenced operations; provided, however, that the third party administrator or other service provider the sponsor of the retirement or benefit plan employs utilizes a system for processing purchases of shares that will accommodate waiver of the Fund’s sales charge;
•	by individuals who were eligible to purchase shares without payment of a sales charge of a predecessor fund (a fund previously included in the WM Group of Funds) prior to the date the successor fund commenced operations;
•	by clients of registered investment advisors that have entered into arrangements with the Distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisors may charge a separate fee;
•	to qualified retirement plans where the plan’s Class R-1 or Class R-2 share investments were redesignated Class A share investments;
•	to qualified retirement plans where the plan’s investments in the Fund are part of an omnibus account or other qualified retirement plans with a total value of at least $500,000;
•	existing participants in Employer Sponsored Plans (as defined in Initial Sales Charge Reduction) that had at least $1 million in Principal Funds as of January 12, 2007 can purchase Class A shares at net asset value for the duration of that account; and
•	new participants in such Employer Sponsored Plans that had at least $2.8 million in Principal Funds as of January 12, 2007 can purchase Class A shares within the plan at net asset value provided the participant notes that he or she meets this qualification on the participant’s initial application to purchase shares.
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Initial Sales Charge Reduction

(1)	Rights of Accumulation. The sales charge varies with the size of your purchase. Purchases made by you, your spouse or domestic partner, your children, the children of your spouse or domestic partner up to and including the age of 25 and/or a trust created by or primarily for the benefit of such persons (together “a Qualified Purchaser”) will be combined along with the value of existing Class A, B, C and J shares of Principal Funds owned by such persons, to determine the applicable sales charge. Class A shares of Money Market Fund are not included in the calculation unless they were acquired in exchange from other Principal Funds shares. If the total amount being invested in the Principal Funds is near a sales charge breakpoint, you should consider increasing the amount invested to take advantage of a lower sales charge.
(2)	Statement of Intent (SOI). Qualified Purchasers may obtain reduced sales charges by signing an SOI. The SOI is a nonbinding obligation on the Qualified Purchaser to purchase the full amount indicated in the SOI. Purchases made by you, your spouse or domestic partner, or the children of you, your spouse or domestic partner up to and including the age of 25 and/or a trust created by or primarily for the benefit of such persons (together “a Qualified Purchaser”) will be combined along with the value of existing Class A, B, C and J shares of Principal Funds owned by such persons. Purchases of Class A shares of Money Market Fund are not included. The sales charge is based on the total amount to be invested in a 13 month period. If the intended investment is not made (or shares are sold during the 13 month period), sufficient shares will be sold to pay the additional sales charge due. An SOI is not available for 401(a) plan purchases.
(3)	The maximum sales charge that applies to purchases of Class A shares by qualified plans administered by Expertplan, Inc. that were previously converted from B share plans is the sales charge that applies to purchases of at least $250,000 but less than $500,000 as described in the sales charge tables; the regular sales charge applies to purchases of $500,000 or more in such accounts and to all purchases of the Global Diversified Income Fund, LargeCap S&P 500 Index Fund, and Short-Term Income Fund shares.
(4)	Employer Sponsored Plans. The maximum sales charge for all purchases made in an account that is included in a SIMPLE IRA, SEP, SAR-SEP, non-qualified deferred compensation, or payroll deduction (“Employer Sponsored Plan”) established prior to March 1, 2002 with Principal Management Corporation as the Funds’ transfer agent, is the sales charge that applies to purchases of at least $100,000 but less than $250,000 as described in the sales charge tables; the regular sales charge applies to purchases of $250,000 or more in such accounts and to all purchases of the Global Diversified Income Fund, LargeCap S&P 500 Index Fund, and Short-Term Income Fund. The reduced sales charge applies to purchases made by or on behalf of participants to such plans who become participants on or before July 28, 2007.

Class B Shares

The offering price for Class B shares is the NAV next calculated after receipt of an investor’s order in proper form by the Fund or its servicing agent, with no initial sales charge. The Distributor currently pays authorized dealers commissions of up to 4.00% of the price of Class B shares sold by them.

Class C Shares

Purchases of Class C shares are not subject to a front-end sales load. The offering price for Class C shares is the NAV next calculated after receipt of an investor’s order in proper form by the Fund or its servicing agent, with no initial sales charge. The Distributor currently pays authorized dealers commissions of up to 1.00% of the amount invested in Class C shares.

Class P Shares

Purchases of Class P shares are not subject to a front-end sales load. The offering price for Class P shares is the NAV next calculated after receipt of an investor’s order in proper form by the Fund or its servicing agent, with no initial sales charge.

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One-Time Fee – Contingent Deferred Sales Charge (CDSC)

If you sell (redeem) shares and the CDSC is imposed, it will reduce the amount of sales proceeds.

The CDSC is based on the lesser of the market value at the time of redemption or the initial purchase price of the shares sold. For Class B shares issued in connection with the WM Reorganization, the CDSC is based on the initial purchase price of the shares sold. The CDSC does not apply to shares purchased with reinvested dividends or other distributions. The CDSC is not charged on exchanges. However, the original purchase date of the shares from which an exchange is made determines if the newly acquired shares are subject to the CDSC when they are sold.

If you sell some but not all of the shares in your account, the shares not subject to a CDSC will be sold first. Other shares will be sold in the order purchased (first in, first out). The CDSC does not apply to shares redeemed according to a systematic withdrawal plan limited to no more than 1.00% per month (measured cumulatively for non-monthly plans) of the value of the Fund account at the time, and beginning on the date, the systematic withdrawal plan is established.

Class A Shares

Class A shares purchased in amounts that are of sufficient size to qualify for a 0.00% sales charge, as disclosed in the “Class A Sales Charges” table, are generally subject to a CDSC of 1.00% (0.25% for the LargeCap S&P 500 Index Fund) if the shares are redeemed during the first 12 months after purchase, unless the dealer, at its discretion, has waived the commission. The Distributor may pay authorized dealers commissions up to 1.00% of the price of such purchases.

There is no CDSC on Class A shares of the Money Market Fund that are directly purchased by the shareholder. Class A shares of the Money Market Fund that are obtained through an exchange of another Fund's shares are generally subject to a CDSC of 1.00% on certain redemptions made within 12 months following purchases of Fund shares that are of sufficient size to qualify for a 0.00% sales charge as disclosed in the “Class A Sales Charges” table.

The CDSC generally applicable to redemptions of Class A shares made within 12 months after purchase will not be imposed on redemptions of shares purchased through an omnibus account with certain financial intermediaries, such as a bank or other financial institution, where no sales charge payments were advanced for purchases made through these entities.

Class B Shares

A CDSC of up to 5.00% may apply depending on the Fund and time in the investment. Shares purchased through reinvestment of dividends and capital gain distributions are not subject to a CDSC. There is no CDSC on redemptions of Class B shares held for 5 full years or longer.

Each new and subsequent purchase of Class B shares may be subject to a CDSC based upon the schedule below.

Year of Redemption After Purchase	Contingent Deferred Sales Charge(1)
First	5.00%
Second	5.00%
Third	4.00%
Fourth	3.00%
Fifth	2.00%
Sixth and following	0.00%
(1)	Shares purchased on or before January 12, 2007 may be subject to different CDSC schedules as described in the SAI.

Class C Shares

Each initial and subsequent purchase of Class C shares is subject to a CDSC of 1.00% for a period of 12 months from the date of purchase. Shares will be redeemed first from shares purchased through reinvested dividends and capital gain distributions, which are not subject to the CDSC, and then in order of purchase.

Within 60 calendar days after the sale of Class C shares, you may reinvest any amount of the sale proceeds in Class C shares and those shares purchased will not be subject to the 12 month CDSC. The transaction is considered a sale for federal (and state) income tax purposes even if the proceeds are reinvested. If a loss is realized on the sale, the reinvestment may be subject to the “wash sale” rules resulting in the postponement of the recognition of the loss for tax purposes.

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Contingent Deferred Sales Charge (CDSC) Waiver for Classes A, B, and C Shares

You may quality for a CDSC waiver. To have your CDSC waived, you must let your advisor or the Fund know at the time you redeem shares that you qualify for such a waiver. It may be necessary for you to provide information and records, such as account statements. If you or your Financial Professional do not let the Fund know that you are eligible for a reduction, you may not receive a sales charge discount to which you are otherwise entitled.

The CDSC is waived on shares which are sold:

•	within 90 days after an account is re-registered due to a shareholder’s death;
•	due to the shareholder’s disability, as defined in the Internal Revenue Code provided the shares were purchased prior to the disability;
•	from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code;
•	to pay surrender charges;
•	to pay retirement plan fees;
•	involuntarily from small balance accounts;
•	from a retirement plan to assure the plan complies with Sections 401(k), 401(m), 408(k), or 415 of the Internal Revenue Code; or
•	from retirement plans to satisfy excess contribution rules under the Internal Revenue Code.

The CDSC is also waived on redemptions of Class B shares from Predecessor Fund accounts opened prior to April 1, 2002 made in connection with distributions from IRAs or other retirement accounts to shareholders over age 59 1/2. This CDSC waiver does not apply to a transfer of assets.

Class P Shares

Class P shares are not subject to a CDSC.

Ongoing Fees

The ongoing fees are the operating expenses of a Fund, which are described in the “Annual Fund Operating Expenses” table included in the Summary for each Fund. The ongoing operating expenses include fees paid to a Fund’s manager, underwriter and others who provide services to the Fund. These expenses reduce the value of each share you own. Because they are ongoing, they increase the cost of investing in the Funds.

Each Principal LifeTime Fund and SAM Portfolio, as a shareholder in the underlying fund, bears its pro rata share of the operating expenses incurred by each underlying fund. The investment return of each Principal LifeTime Fund and SAM Portfolio is net of the underlying funds’ operating expenses.

Each of the Funds pays ongoing fees to Principal and others who provide services to the Fund. These fees include:

•	Management Fee—Through the Management Agreement with the Fund, Principal has agreed to provide investment advisory services and corporate administrative services to the Funds.
•	Distribution Fee—Each of the Funds has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 for its Class A (except the Money Market Fund), Class B, and Class C shares. Under the plan, Class A, Class B, and Class C shares of each Fund pay a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution and other expenses for sale of Fund shares and for services provided to shareholders. Because they are ongoing fees, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.
•	Other Expenses - A portion of expenses that are allocated to all classes of the Fund. An example includes a Transfer Agent Fee (Principal Shareholder Services, Inc. (“PSS”) has entered into a Transfer Agency Agreement with the Fund under which PSS provides transfer agent services to the Class A, Class B, Class C, and Class P shares of the Fund. These services are currently provided at cost). Class A, Class B, Class C, and Class P shares of the Funds also pay expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to Class A, Class B, Class C, and Class P shareholders, the cost of shareholder meetings held solely for Class A, Class B, Class C, and Class P shares, and other operating expenses of the Fund.
•	Acquired Fund Fees and Expenses - fees and expenses charged by other investment companies in which a Fund invests a portion of its assets.
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DISTRIBUTION PLANS AND INTERMEDIARY COMPENSATION

Distribution and/or Service (12b-1) Fees

Principal Funds Distributor, Inc. ("PFD" or the "Distributor") is the distributor for the shares of Principal Funds, Inc. PFD is an affiliate of Principal Life Insurance Company and with it is a subsidiary of Principal Financial Group, Inc. and member of the Principal Financial Group®.

Principal Funds has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act for each of the Class A, Class B and Class C shares of Principal Funds. Under the 12b-1 Plans, except as noted below, each Fund makes payments from its assets attributable to the particular share class to the Fund's Distributor for distribution-related expenses and for providing services to shareholders of that share class. Payments under the 12b-1 plans are made by the Funds to the Distributor pursuant to the 12b-1 plans regardless of the expenses incurred by the Distributor. When the Distributor receives Rule 12b-1 fees, it may pay some or all of them to intermediaries whose customers are shareholders of the funds for sales support services and for providing services to shareholders of that share class. Intermediaries may include, among others, broker-dealers, registered investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies. Because Rule 12b-1 fees are paid out of Fund assets and are ongoing fees, over time they will increase the cost of your investment in the Funds and may cost you more than other types of sales charges.

The maximum annual Rule 12b-1 fee for distribution related expenses and/or for providing services to shareholders under each 12b-1 plan (as a percentage of average daily net assets) is:

Share Class	Maximum Annualized Rate 12b-1 Fees
Class A(1)	0.25% (0.15% for LargeCap S&P 500 Index and Short-Term Income Funds)
Class B	1.00%
Class C	1.00%
(1) Class A shares of the Money Market Fund are not subject to Rule 12b-1 fees.

Generally, to receive 12b-1 fees from the Distributor, dealers or other intermediaries must be the dealer of record for shares with average daily net assets of at least $100,000. Generally, Class A shares must be held for three months before these fees are paid. In the case of Class B and C shares, generally these fees are not paid until such shares have been held for twelve months.

The Distributor generally uses Rule 12b-1 fees to finance any activity that is primarily intended to result in the sale of shares and for providing services to shareholders of the share class. In addition to shareholder services, examples of such sales or distribution related expenses include compensation to salespeople, including ongoing commissions payments, and selected dealers (including financing the commission paid to the dealer at the time of the sale), printing of prospectuses and statements of additional information and reports for other than existing shareholders, and preparing and conducting sales seminars.

Payments under the 12b-1 plans will not automatically terminate for funds that are closed to new investors or to additional purchases by existing shareholders. The fund Board will determine whether to terminate, modify, or leave unchanged the 12b-1 plans if the Board directs the closure of a fund.

Commissions, Finders' Fees, and Ongoing Payments

In the case of Class A shares, all or a portion of the initial sales charge that you pay may be paid by the Distributor to intermediaries selling Class A shares. The Distributor may pay these intermediaries a commission of up to 1.00% on purchases of $1,000,000 or more (or $500,000 or more depending on the Fund purchased), excluding purchases by qualified retirement plans in omnibus accounts which are not subject to initial sales charges. See “Choosing a Share Class” for more details.

In the case of Class A shares, in lieu of commissions, the Distributor may pay intermediaries a finders' fee on initial investment by qualified retirement plans in omnibus accounts which are not subject to initial sales charges, provided the selling intermediary notifies the Distributor within 90 days of the initial investment that the transaction is eligible for the payment of a finders' fee. The finders' fee on such initial investments may be up to 1.00% on initial investments between $500,000 and $4,999,999, 0.50% on initial investments between $5 million and $49,999,999, 0.25% on initial investments of $50 million or more. Initial investments include transfers, rollovers and other lump sum purchases, excluding ongoing systematic investments, made within 90 days of the initial funding of the account. The intermediary shall, upon request by the Distributor provided within 90 days of the triggering event, refund the finders' fee to the Distributor to the extent assets are liquidated within 12 months of the initial investment or trading restrictions are placed on the account in accordance with the Funds' frequent trading policy.

200

Additionally, as noted above, the Distributor generally makes ongoing payments to your intermediary for services provided to you at an annual rate of up to 0.25% of average net assets attributable to your investment in Class A shares.

In the case of Class B shares, the Distributor will pay, at the time of your purchase, a commission to your intermediary in an amount equal to 4.00% of your investment. Additionally, as noted above, the Distributor generally makes ongoing payments to your intermediary for services provided to you at an annual rate of 0.25% of average net assets attributable to your investment in Class B shares.

In the case of Class C shares, the Distributor will pay, at the time of your purchase, a commission to your intermediary in an amount equal to 1.00% of your investment. Additionally, as noted above, the Distributor generally makes ongoing payments to your intermediary for distribution and services provided to you at an annual rate of 1.00% of average net assets attributable to your investment in Class C shares.

See "Choosing a Share Class and The Costs of Investing" for more details.

Additional Payments to Intermediaries

Shares of the Fund are sold primarily through intermediaries, such as brokers, dealers, investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators and insurance companies.

In addition to payments pursuant to 12b-1 plans, sales charges, commissions and finder’s fees, Principal or its affiliates enter into agreements with some intermediaries pursuant to which the intermediaries receive payments for providing services relating to Fund shares. Examples of such services are administrative, networking, recordkeeping, sub-transfer agency and shareholder services. In some situations, the Fund will reimburse Principal or its affiliates for making such payments; in others the Fund may make such additional payments directly to intermediaries.

In addition, Principal or its affiliates may pay, without reimbursement from the Fund, compensation from their own resources to certain intermediaries that support the distribution of shares of the Fund or provide services to Fund shareholders.

Such additional payments may vary, but generally do not exceed: (a) 0.25% of the current year's sales of Fund shares by that intermediary and/or (b) 0.25% of average net asset value of Fund shares held by clients of such intermediary. The amounts paid to intermediaries vary by share class and by Fund.

The Distributor and its affiliates may pay a bonus or other consideration or incentive to intermediaries if an employee covered under an employer sponsored benefit program purchases a product from an affiliate of Distributor with the assistance of a registered representative of an affiliate of Distributor, if the intermediary sold the funding vehicle the employer sponsored benefit program utilizes or if the intermediary subsequently became the broker of record with regard to the employer sponsored benefit program.

The intermediary may pay to its Financial Professionals some or all of the amounts the Distributor and its affiliates pay to the intermediary.

Additionally, in some cases the Distributor and its affiliates will provide payments or reimbursements in connection with the costs of conferences, educational seminars, training and marketing efforts related to the Funds. Such activities may be sponsored by intermediaries or the Distributor. The costs associated with such activities may include travel, lodging, entertainment, and meals. In some cases the Distributor will also provide payment or reimbursement for expenses associated with transactions ("ticket") charges and general marketing expenses.

For more information, see the Statement of Additional Information (SAI).

The payments described in this prospectus may create a conflict of interest by influencing your Financial Professional or your intermediary to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your Financial Professional or visit your intermediary's website for more information about the total amounts paid to them by Principal and its affiliates, and by sponsors of other mutual funds your Financial Professional may recommend to you.

Your intermediary may charge you additional fees other than those disclosed in this prospectus. Ask your Financial Professional about any fees and commissions they charge.

201

Advisor Paid Fees

Principal also offers revenue sharing payments related to SAM Portfolio shares purchased prior to March 1, 2006, referred to as "Advisor Paid Fees," to certain intermediaries designated by Distributor who have an active selling agreement with the Distributor. The Advisor Paid Fees are paid at an annual rate of up to 0.50% of the average net assets of Class A shares of the Portfolios serviced by such intermediaries and an annual rate of up to 0.125% of the average net assets of Class C shares purchased prior to March 1, 2006, of the Portfolios serviced by such intermediaries. These payments are made from Principal's profits and may be passed on to your Financial Professional at the discretion of his or her intermediary firm. These payments may have created an incentive for the intermediaries and/or Financial Professionals to recommend or offer shares of the Portfolios over other investment alternatives. Principal may modify or terminate such Advisor Paid Fees at any time, for any or all intermediaries, upon notice to any affected intermediary receiving such fees.

FUND ACCOUNT INFORMATION

Statements

You will receive quarterly statements for the Funds you own. The quarterly statements provide the number and value of shares you own, transactions during the period, dividends declared or paid, and other information. The year-end statement includes information for all transactions that took place during the year. Please review your statement as soon as you receive it. Keep your statements as you may need them for tax reporting purposes.

Generally, each time you buy, sell, or exchange shares in Principal Funds, you will receive a confirmation shortly thereafter. It summarizes all the key information – what you bought or sold, the amount of the transaction, and other important information.

Certain purchases and sales are only included on your quarterly statement. These include accounts:

•	when the only activity during the quarter are:
•	purchases of shares from reinvested dividends and/or capital gains,
•	purchases under an Automatic Investment Plan,
•	sales under a systematic withdrawal plan,
•	purchases or sales under an automatic exchange election, or
•	conversions of Class B shares into Class A shares;
•	used to fund certain individual retirement or individual pension plans; or
•	established under a payroll deduction plan.

If you need information about your account(s) at other times, you may call us or access your account on the internet.

Signature Guarantees

Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member, or brokerage firm which participates in a Medallion program recognized by the Securities Transfer Association. A signature guaranteed by a notary public or savings bank is not acceptable. Signature guarantees are required:

•	if you sell more than $100,000 (in the aggregate) (or 500,000 (in the aggregate) for Class P shares) from the Funds;
•	if a sales proceeds check is payable to a party other than the account shareholder(s), Principal Life, Principal Bank, a retirement plan trustee or custodian that has agreed in writing to accept a transfer of assets from the Fund or Princor Financial Services Corporation payable through Pershing;
•	to change ownership of an account;
•	to add telephone transaction services and/or wire or ACH redemption privileges to an existing account if there is not a common owner between the bank account and mutual fund account;
•	to change bank account information designated under an existing telephone withdrawal plan if there is not a common owner between the bank account and mutual fund account;
•	wire or ACH is being sent to a shareholder's U.S. bank account not previously authorized or the request does not include a voided check or deposit slip indicating a common owner between the bank account and mutual fund account;
•	to exchange or transfer among accounts with different ownership; or
•	to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding 15 days.

202

Reservation of Rights

PFI reserves the right to amend or terminate the special plans described in this prospectus. Such plans include, for example, automatic investment, systematic withdrawal, waiver of Fund minimums for certain accounts and waiver or reduction of the sales charge or contingent deferred sales charge for certain purchasers. Shareholders will be notified of any such action to the extent required by law.

For Classes A, B, and C – Minimum Account Balance

Each Fund has a minimum required account balance of $1000. The Fund reserves the right to redeem all shares in your account if the value of your account falls below $1000. The Fund will mail the redemption proceeds to you. An involuntary redemption of a small account will not be triggered by market conditions alone. The Fund will notify you before involuntarily redeeming your account. You will have 30 days to make an additional investment of an amount that brings your account up to the required minimum. The Funds reserve the right to increase the required minimum.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each prospectus, annual and semi-annual reports will be mailed. In addition, your account information may be included with other householded accounts on the same quarterly and annual statements. The consolidation of these mailings, called householding, benefits PFI and our shareholders through reduced printing and mailing expenses. If you prefer to receive multiple copies of these materials, you may write or call PFI. Householding will be stopped within thirty (30) days after we receive your request.

Multiple Translations

This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

Financial Statements

Shareholders will receive annual financial statements for the Funds, audited by the Funds’ independent registered public accounting firm. Shareholders will also receive a semiannual financial statement that is unaudited.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each Fund’s financial statements, is included in Principal Funds, Inc. Annual Report to Shareholders for the fiscal year ended October 31, 2011 which is available upon request, and incorporated by reference into the SAI.

To request a free copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-222-5852.

203

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Tax Return of Capital Distribution	Total Dividends and Distributions	Net Asset Value, End of Period
BOND & MORTGAGE SECURITIES FUND
Class A shares
2011	$10.57	$0.37	$0.08	$0.45	($0.38)	$–	($0.01)	($0.39)	$10.63
2010	9.69	0.41	0.81	1.22	(0.34)	–	–	(0.34)	10.57
2009	8.52	0.44	1.11	1.55	(0.38)	–	–	(0.38)	9.69
2008	10.50	0.50	(2.00)	(1.50)	(0.48)	–	–	(0.48)	8.52
2007	10.67	0.53	(0.17)	0.36	(0.53)	–	–	(0.53)	10.50
Class B shares
2011	10.60	0.30	0.07	0.37	(0.31)	–	(0.01)	(0.32)	10.65
2010	9.70	0.35	0.82	1.17	(0.27)	–	–	(0.27)	10.60
2009	8.52	0.39	1.11	1.50	(0.32)	–	–	(0.32)	9.70
2008	10.50	0.43	(2.00)	(1.57)	(0.41)	–	–	(0.41)	8.52
2007	10.67	0.46	(0.17)	0.29	(0.46)	–	–	(0.46)	10.50
Class C shares
2011	10.57	0.28	0.08	0.36	(0.29)	–	(0.01)	(0.30)	10.63
2010	9.69	0.33	0.81	1.14	(0.26)	–	–	(0.26)	10.57
2009	8.51	0.37	1.11	1.48	(0.30)	–	–	(0.30)	9.69
2008	10.50	0.41	(2.00)	(1.59)	(0.40)	–	–	(0.40)	8.51
2007(d)	10.66	0.35	(0.15)	0.20	(0.36)	–	–	(0.36)	10.50
CALIFORNIA MUNICIPAL FUND
Class A shares
2011	10.00	0.46	(0.28)	0.18	(0.47)	–	–	(0.47)	9.71
2010	9.57	0.48	0.42	0.90	(0.47)	–	–	(0.47)	10.00
2009	8.79	0.47	0.77	1.24	(0.46)	–	–	(0.46)	9.57
2008	10.74	0.47	(1.95)	(1.48)	(0.47)	–	–	(0.47)	8.79
2007	11.32	0.47	(0.51)	(0.04)	(0.47)	(0.07)	–	(0.54)	10.74
Class B shares
2011	10.00	0.37	(0.29)	0.08	(0.37)	–	–	(0.37)	9.71
2010	9.57	0.40	0.41	0.81	(0.38)	–	–	(0.38)	10.00
2009	8.79	0.40	0.77	1.17	(0.39)	–	–	(0.39)	9.57
2008	10.74	0.40	(1.96)	(1.56)	(0.39)	–	–	(0.39)	8.79
2007	11.32	0.39	(0.51)	(0.12)	(0.39)	(0.07)	–	(0.46)	10.74
Class C shares
2011	10.01	0.37	(0.27)	0.10	(0.38)	–	–	(0.38)	9.73
2010	9.58	0.39	0.42	0.81	(0.38)	–	–	(0.38)	10.01
2009	8.79	0.38	0.78	1.16	(0.37)	–	–	(0.37)	9.58
2008	10.74	0.38	(1.95)	(1.57)	(0.38)	–	–	(0.38)	8.79
2007	11.32	0.39	(0.51)	(0.12)	(0.39)	(0.07)	–	(0.46)	10.74

204

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return(b)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Interest Expense and Fees)	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

4.33%	$130,506	0.94%(c)	N/A	– %	3.50%	265.5%
12.83	134,686	0.94 (c)	N/A	–	4.12	357.4
18.80	126,500	0.94 (c)	N/A	–	5.10	365.1
(14.83)	116,109	0.94 (c)	N/A	–	5.01	302.6
3.42	162,637	0.94 (c)	N/A	–	4.98	259.1

3.54	6,636	1.60 (c)	N/A	–	2.86	265.5
12.29	10,488	1.60 (c)	N/A	–	3.47	357.4
18.15	12,952	1.60 (c)	N/A	–	4.47	365.1
(15.41)	14,841	1.60 (c)	N/A	–	4.35	302.6
2.74	22,624	1.60 (c)	N/A	–	4.32	259.1

3.49	7,106	1.75 (c)	N/A	–	2.68	265.5
11.93	5,976	1.75 (c)	N/A	–	3.30	357.4
17.99	3,944	1.75 (c)	N/A	–	4.22	365.1
(15.62)	2,263	1.75 (c)	N/A	–	4.20	302.6
1.92 (e)	2,445	1.75 (c),(f)	N/A	–	4.26 (f)	259.1 (f)

2.03	202,248	0.86	0.81% (g)	–	4.91	45.4
9.59	255,698	0.88	0.81 (g)	0.88 (h)	4.90	32.0
14.66	266,967	0.91	0.83 (g)	0.91 (h)	5.29	57.3
(14.26)	250,177	1.07	0.83 (g)	1.08 (h)	4.67	41.7
(0.37)	273,618	1.18	0.82 (g)	1.18 (h)	4.30	63.7

1.00	2,673	1.90	1.85 (g)	1.94 (i)	3.97	45.4
8.66	13,589	1.74	1.67 (g)	1.74 (h)	4.08	32.0
13.76	39,715	1.70	1.63 (g)	1.70 (h)	4.54	57.3
(14.93)	61,118	1.85	1.61 (g)	1.85 (h)	3.88	41.7
(1.12)	84,070	1.92	1.58 (g)	1.92 (h)	3.53	63.7

1.15	9,786	1.82	1.77 (g)	–	3.95	45.4
8.59	13,572	1.79	1.72 (g)	1.79 (h)	3.98	32.0
13.62	12,335	1.88	1.81 (g)	1.88 (h)	4.28	57.3
(15.01)	8,010	1.95	1.71 (g)	2.07 (h)	3.81	41.7
(1.14)	5,127	1.95	1.59 (g)	2.49 (h)	3.53	63.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Reflects Manager's contractual expense limit.
(d)	Period from January 17, 2007 through October 31, 2007. Class C shares recognized $.01 of net investment income per share and incurred a net realized and unrealized loss of $.03 per share from January 10, 2007, through January 16, 2007.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.
(g)	Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(h)	Excludes expense reimbursement from Manager and/or custodian.
(i)	Excludes expense reimbursement from Manager.

205

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
DIVERSIFIED INTERNATIONAL FUND
Class A shares
2011	$9.80	$0.15	($0.45)	($0.30)	($0.09)	$–	($0.09)	$9.41	(3.17)%
2010	8.67	0.07	1.17	1.24	(0.11)	–	(0.11)	9.80	14.37
2009	7.43	0.09	1.30	1.39	(0.15)	–	(0.15)	8.67	19.13
2008	17.33	0.16	(7.97)	(7.81)	(0.12)	(1.97)	(2.09)	7.43	(50.60)
2007	14.33	0.15	4.26	4.41	(0.14)	(1.27)	(1.41)	17.33	33.39
Class B shares
2011	9.78	0.03	(0.45)	(0.42)	–	–	–	9.36	(4.29)
2010	8.66	(0.03)	1.15	1.12	–	–	–	9.78	12.98
2009	7.37	0.01	1.30	1.31	(0.02)	–	(0.02)	8.66	17.84
2008	17.21	0.05	(7.92)	(7.87)	–	(1.97)	(1.97)	7.37	(51.01)
2007	14.26	–	4.25	4.25	(0.03)	(1.27)	(1.30)	17.21	32.17
Class C shares
2011	9.78	0.08	(0.45)	(0.37)	(0.03)	–	(0.03)	9.38	(3.78)
2010	8.67	0.03	1.15	1.18	(0.07)	–	(0.07)	9.78	13.61
2009	7.39	0.06	1.29	1.35	(0.07)	–	(0.07)	8.67	18.50
2008	17.22	0.09	(7.95)	(7.86)	–	(1.97)	(1.97)	7.39	(50.91)
2007(f)	13.71	0.03	3.48	3.51	–	–	–	17.22	25.60 (g)
Class P shares
2011	9.80	0.14	(0.42)	(0.28)	(0.14)	–	(0.14)	9.38	(2.93)
2010(i)	9.35	0.01	0.44	0.45	–	–	–	9.80	4.81 (g)
EQUITY INCOME FUND
Class A shares
2011	16.91	0.49	0.63	1.12	(0.46)	–	(0.46)	17.57	6.69
2010	14.38	0.43	2.48	2.91	(0.38)	–	(0.38)	16.91	20.49
2009	13.81	0.39	0.59	0.98	(0.41)	–	(0.41)	14.38	7.45
2008	23.81	0.39	(7.96)	(7.57)	(0.39)	(2.04)	(2.43)	13.81	(35.04)
2007	22.43	0.37	2.54	2.91	(0.33)	(1.20)	(1.53)	23.81	13.59
Class B shares
2011	16.76	0.34	0.62	0.96	(0.30)	–	(0.30)	17.42	5.76
2010	14.25	0.28	2.46	2.74	(0.23)	–	(0.23)	16.76	19.33
2009	13.68	0.27	0.58	0.85	(0.28)	–	(0.28)	14.25	6.48
2008	23.62	0.23	(7.89)	(7.66)	(0.24)	(2.04)	(2.28)	13.68	(35.61)
2007	22.26	0.17	2.53	2.70	(0.14)	(1.20)	(1.34)	23.62	12.68
Class C shares
2011	16.59	0.36	0.61	0.97	(0.34)	–	(0.34)	17.22	5.87
2010	14.11	0.31	2.43	2.74	(0.26)	–	(0.26)	16.59	19.61
2009	13.55	0.29	0.58	0.87	(0.31)	–	(0.31)	14.11	6.68
2008	23.42	0.25	(7.82)	(7.57)	(0.26)	(2.04)	(2.30)	13.55	(35.55)
2007	22.08	0.19	2.51	2.70	(0.16)	(1.20)	(1.36)	23.42	12.72
Class P shares
2011	16.93	0.51	0.66	1.17	(0.53)	–	(0.53)	17.57	6.95
2010(i)	16.45	0.05	0.54	0.59	(0.11)	–	(0.11)	16.93	3.59 (g)

206

Financial Highlights (Continued)

Principal Funds, Inc.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$247,806	1.44%	– %	1.48%	75.7%(c)
273,385	1.53	–	0.84	105.9
273,110	1.58	–	1.26	115.6
257,621	1.39 (d)	–	1.30	101.5
699,188	1.30 (d)	–	0.99	111.3 (e)

11,444	2.56 (d)	–	0.34	75.7 (c)
18,477	2.68	–	(0.32)	105.9
23,810	2.69	–	0.17	115.6
27,621	2.34 (d)	–	0.41	101.5
74,783	2.26 (d)	–	0.01	111.3 (e)

10,546	2.08 (d)	–	0.83	75.7 (c)
11,618	2.08 (d)	–	0.29	105.9
11,339	2.08 (d)	–	0.76	115.6
11,322	2.08 (d)	–	0.73	101.5
22,837	2.08 (d),(h)	–	0.24 (h)	111.3 (e),(h)

713	1.07 (d)	–	1.49	75.7 (c)
10	1.08 (d),(h)	–	0.84 (h)	105.9 (h)

607,610	0.95	–	2.79	16.6
622,414	1.00	–	2.73	22.1
594,176	1.00	–	3.02	35.3
712,089	0.94	–	2.06	75.8
1,894,426	0.84	0.84 (j)	1.60	85.6 (k)

88,409	1.82 (d)	–	1.93	16.6
117,395	1.94	–	1.79	22.1
139,115	1.95	–	2.09	35.3
177,768	1.80	–	1.24	75.8
391,824	1.68	1.68 (j)	0.76	85.6 (k)

100,409	1.67	–	2.07	16.6
101,915	1.73	–	2.00	22.1
106,430	1.77	–	2.27	35.3
134,522	1.70	–	1.33	75.8
299,675	1.61	1.61 (j)	0.83	85.6 (k)

32,417	0.70 (d)	–	2.92	16.6
10	0.72 (d),(h)	–	2.97 (h)	22.1 (h)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Portfolio turnover rate excludes portfolio realignment from the acquisition of International Growth Fund.
(d)	Reflects Manager's contractual expense limit.
(e)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM International Growth Fund.
(f)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.05 per share from January 10, 2007, through January 16, 2007.
(g)	Total return amounts have not been annualized.
(h)	Computed on an annualized basis.
(i)	Period from September 27, 2010, date shares first offered, through October 31, 2010.
(j)	Excludes expense reimbursement from Manager and/or custodian.
(k)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Equity Income Fund and WM Equity Income Fund.

207

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
GLOBAL DIVERSIFIED INCOME FUND
Class A shares
2011	$13.35	$0.79	($0.35)	$0.44	($0.70)	($0.11)	($0.81)	$12.98	3.25%
2010	12.72	0.73	1.71	2.44	(0.76)	(1.05)	(1.81)	13.35	21.38
2009(d)	10.00	0.65	2.72	3.37	(0.65)	–	(0.65)	12.72	35.00 (e)
Class C shares
2011	13.30	0.69	(0.35)	0.34	(0.60)	(0.11)	(0.71)	12.93	2.55
2010	12.68	0.63	1.71	2.34	(0.67)	(1.05)	(1.72)	13.30	20.44
2009(d)	10.00	0.57	2.71	3.28	(0.60)	–	(0.60)	12.68	33.99 (e)
Class P shares
2011	13.31	0.83	(0.36)	0.47	(0.74)	(0.11)	(0.85)	12.93	3.51
2010(g)	13.01	0.08	0.34	0.42	(0.12)	–	(0.12)	13.31	3.21 (e)
GLOBAL REAL ESTATE SECURITIES FUND
Class A shares
2011	6.83	0.08	(0.06)	0.02	(0.09)	(0.04)	(0.13)	6.72	0.28
2010	5.66	0.10	1.35	1.45	(0.28)	–	(0.28)	6.83	26.27
2009	5.04	0.11	0.77	0.88	(0.26)	–	(0.26)	5.66	18.84
2008	10.08	0.16	(5.02)	(4.86)	(0.18)	–	(0.18)	5.04	(48.89) (h)
2007(i)	10.00	0.01	0.07	0.08	–	–	–	10.08	0.80 (e)
Class C shares
2011	6.71	0.03	(0.06)	(0.03)	(0.05)	(0.04)	(0.09)	6.59	(0.52)
2010	5.58	0.06	1.31	1.37	(0.24)	–	(0.24)	6.71	25.19
2009	4.99	0.08	0.75	0.83	(0.24)	–	(0.24)	5.58	18.05
2008	10.07	0.10	(5.05)	(4.95)	(0.13)	–	(0.13)	4.99	(49.64)
2007(i)	10.00	–	0.07	0.07	–	–	–	10.07	0.70 (e)
Class P shares
2011(j)	7.35	0.11	(0.28)	(0.17)	(0.11)	–	(0.11)	7.07	(2.25) (e)

208

Financial Highlights (Continued)

Principal Funds, Inc.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$996,753	1.16%(c)	5.94%	47.6%
630,204	1.16 (c)	5.76	75.5
8,591	1.25 (c),(f)	6.07 (f)	182.5 (f)

727,143	1.90 (c)	5.22	47.6
296,132	1.92 (c)	4.98	75.5
999	2.00 (c),(f)	5.48 (f)	182.5 (f)

420,384	0.83 (c)	6.38	47.6
1,001	0.99 (c),(f)	7.01 (f)	75.5 (f)

13,483	1.45 (c)	1.18	78.8
16,738	1.45 (c)	1.61	194.8
5,635	1.45 (c)	2.42	131.1
2,704	1.45 (c)	2.06	100.9
2,139	1.45 (c),(f)	1.31 (f)	86.7 (f)

2,887	2.20 (c)	0.45	78.8
1,453	2.20 (c)	0.95	194.8
1,420	2.20 (c)	1.76	131.1
932	2.20 (c)	1.23	100.9
1,546	2.20 (c),(f)	0.50 (f)	86.7 (f)

3,378	1.10 (c),(f)	1.80 (f)	78.8 (f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Reflects Manager's contractual expense limit.
(d)	Period from December 15, 2008, date shares first offered, through October 31, 2009.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.
(g)	Period from September 27, 2010, date shares first offered, through October 31, 2010.
(h)	During 2007, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures to all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.
(i)	Period from October 1, 2007, date shares first offered, through October 31, 2007.
(j)	Period from December 29, 2010, date shares first offered, through October 31, 2011.

209

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
GOVERNMENT & HIGH QUALITY BOND FUND
Class A shares
2011	$11.28	$0.37	$0.02	$0.39	($0.41)	$–	($0.41)	$11.26	3.60%
2010	10.89	0.42	0.41	0.83	(0.44)	–	(0.44)	11.28	7.82
2009	10.34	0.45	0.57	1.02	(0.47)	–	(0.47)	10.89	10.01
2008	10.54	0.46	(0.17)	0.29	(0.49)	–	(0.49)	10.34	2.72
2007	10.54	0.47	0.01	0.48	(0.48)	–	(0.48)	10.54	4.65
Class B shares
2011	11.27	0.28	0.02	0.30	(0.32)	–	(0.32)	11.25	2.75
2010	10.89	0.33	0.40	0.73	(0.35)	–	(0.35)	11.27	6.86
2009	10.34	0.37	0.57	0.94	(0.39)	–	(0.39)	10.89	9.18
2008	10.53	0.39	(0.17)	0.22	(0.41)	–	(0.41)	10.34	2.06
2007	10.54	0.39	–	0.39	(0.40)	–	(0.40)	10.53	3.78
Class C shares
2011	11.27	0.28	0.02	0.30	(0.32)	–	(0.32)	11.25	2.76
2010	10.88	0.33	0.42	0.75	(0.36)	–	(0.36)	11.27	6.97
2009	10.32	0.37	0.58	0.95	(0.39)	–	(0.39)	10.88	9.32
2008	10.52	0.39	(0.18)	0.21	(0.41)	–	(0.41)	10.32	1.99
2007	10.53	0.39	0.01	0.40	(0.41)	–	(0.41)	10.52	3.92
Class P shares
2011	11.28	0.37	0.05	0.42	(0.42)	–	(0.42)	11.28	3.87
2010(f)	11.24	0.04	0.04	0.08	(0.04)	–	(0.04)	11.28	0.71 (g)
HIGH YIELD FUND
Class A shares
2011	8.18	0.60	(0.28)	0.32	(0.63)	(0.15)	(0.78)	7.72	4.06
2010	7.61	0.65	0.58	1.23	(0.66)	–	(0.66)	8.18	16.87
2009	6.11	0.62	1.54	2.16	(0.66)	–	(0.66)	7.61	37.46
2008	8.75	0.59	(2.39)	(1.80)	(0.60)	(0.24)	(0.84)	6.11	(22.40)
2007	8.79	0.59	0.21	0.80	(0.66)	(0.18)	(0.84)	8.75	9.63
Class B shares
2011	8.22	0.54	(0.28)	0.26	(0.57)	(0.15)	(0.72)	7.76	3.24
2010	7.65	0.59	0.58	1.17	(0.60)	–	(0.60)	8.22	15.86
2009	6.15	0.57	1.54	2.11	(0.61)	–	(0.61)	7.65	36.15
2008	8.80	0.53	(2.40)	(1.87)	(0.54)	(0.24)	(0.78)	6.15	(23.06)
2007	8.83	0.52	0.22	0.74	(0.59)	(0.18)	(0.77)	8.80	8.82
Class C shares
2011	8.23	0.55	(0.29)	0.26	(0.57)	(0.15)	(0.72)	7.77	3.29
2010	7.66	0.59	0.58	1.17	(0.60)	–	(0.60)	8.23	15.91
2009	6.14	0.57	1.56	2.13	(0.61)	–	(0.61)	7.66	36.61
2008	8.79	0.53	(2.40)	(1.87)	(0.54)	(0.24)	(0.78)	6.14	(23.06)
2007	8.83	0.52	0.22	0.74	(0.60)	(0.18)	(0.78)	8.79	8.76
Class P shares
2011	8.15	0.61	(0.24)	0.37	(0.65)	(0.15)	(0.80)	7.72	4.74
2010(f)	8.00	0.06	0.15	0.21	(0.06)	–	(0.06)	8.15	2.67 (g)

210

Financial Highlights (Continued)

Principal Funds, Inc.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$421,315	0.82%	0.92%(c)	3.30%	104.7%
422,993	0.84 (d)	–	3.78	51.2
290,408	0.89 (d)	–	4.16	26.6
83,376	0.91 (e)	–	4.38	5.3
90,167	0.91	0.93 (c)	4.45	13.6

17,429	1.65 (e)	–	2.49	104.7
36,773	1.65 (e)	–	3.01	51.2
56,957	1.65 (e)	–	3.46	26.6
39,613	1.65 (e)	–	3.64	5.3
58,227	1.66	1.68 (c)	3.72	13.6

81,404	1.63 (e)	–	2.48	104.7
75,290	1.63 (e)	–	2.96	51.2
26,914	1.63 (e)	–	3.43	26.6
6,118	1.63 (e)	–	3.66	5.3
7,273	1.63	1.93 (c)	3.74	13.6

13,022	0.70 (e)	–	3.28	104.7
10	0.71 (e),(h)	–	3.69 (h)	51.2 (h)

1,663,615	0.92	–	7.57	82.8
2,001,283	0.94	–	8.25	77.8
1,543,091	0.95	–	9.18	57.0
770,504	0.92	–	7.48	28.8
809,318	0.85	0.85 (i)	6.74	47.4

52,785	1.70 (e)	–	6.79	82.8
72,591	1.74	–	7.48	77.8
75,011	1.75	–	8.44	57.0
49,432	1.71	–	6.64	28.8
82,104	1.65	1.68 (i)	5.95	47.4

518,144	1.63	–	6.84	82.8
490,173	1.67	–	7.52	77.8
336,498	1.68	–	8.34	57.0
121,038	1.70	–	6.69	28.8
139,417	1.63	1.63 (i)	5.97	47.4

449,834	0.61 (e)	–	7.78	82.8
273	0.73 (e),(h)	–	8.11 (h)	77.8 (h)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Excludes expense reimbursement from Manager, Distributor and/or custodian.
(d)	Reflects Manager's contractual expense limit and Underwriter's contractual distribution fee limit.
(e)	Reflects Manager's contractual expense limit.
(f)	Period from September 27, 2010, date shares first offered, through October 31, 2010.
(g)	Total return amounts have not been annualized.
(h)	Computed on an annualized basis.
(i)	Excludes expense reimbursement from Manager and/or custodian.

211

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Tax Return of Capital Distribution	Total Dividends and Distributions	Redemption Fees	Net Asset Value, End of Period
INCOME FUND
Class A shares
2011	$9.65	$0.45	($0.07)	$0.38	($0.48)	$–	($0.48)	$–	$9.55
2010	9.26	0.50	0.41	0.91	(0.52)	–	(0.52)	–	9.65
2009	7.83	0.52	1.44	1.96	(0.53)	–	(0.53)	–	9.26
2008	8.99	0.47	(1.14)	(0.67)	(0.49)	–	(0.49)	–	7.83
2007	9.09	0.46	(0.06)	0.40	(0.50)	–	(0.50)	–	8.99
Class B shares
2011	9.69	0.37	(0.07)	0.30	(0.40)	–	(0.40)	–	9.59
2010	9.29	0.42	0.42	0.84	(0.44)	–	(0.44)	–	9.69
2009	7.85	0.46	1.44	1.90	(0.46)	–	(0.46)	–	9.29
2008	9.02	0.41	(1.16)	(0.75)	(0.42)	–	(0.42)	–	7.85
2007	9.12	0.40	(0.07)	0.33	(0.43)	–	(0.43)	–	9.02
Class C shares
2011	9.70	0.38	(0.07)	0.31	(0.41)	–	(0.41)	–	9.60
2010	9.30	0.42	0.43	0.85	(0.45)	–	(0.45)	–	9.70
2009	7.85	0.46	1.45	1.91	(0.46)	–	(0.46)	–	9.30
2008	9.02	0.41	(1.16)	(0.75)	(0.42)	–	(0.42)	–	7.85
2007	9.12	0.40	(0.07)	0.33	(0.43)	–	(0.43)	–	9.02
Class P shares
2011	9.67	0.46	(0.06)	0.40	(0.50)	–	(0.50)	–	9.57
2010(e)	9.66	0.05	0.01	0.06	(0.05)	–	(0.05)	–	9.67
INFLATION PROTECTION FUND
Class A shares
2011	8.29	0.25	0.38	0.63	(0.22)	–	(0.22)	–	8.70
2010	7.62	0.12	0.68	0.80	(0.13)	–	(0.13)	–	8.29
2009	7.15	0.12	0.36	0.48	(0.01)	–	(0.01)	–	7.62
2008	9.53	0.49	(2.04)	(1.55)	(0.72)	(0.12)	(0.84)	0.01	7.15
2007	9.67	0.41	(0.14)	0.27	(0.41)	–	(0.41)	–	9.53
Class C shares
2011	8.23	0.17	0.38	0.55	(0.17)	–	(0.17)	–	8.61
2010	7.58	0.06	0.68	0.74	(0.09)	–	(0.09)	–	8.23
2009	7.17	–	0.42	0.42	(0.01)	–	(0.01)	–	7.58
2008	9.56	0.43	(2.05)	(1.62)	(0.67)	(0.10)	(0.77)	–	7.17
2007(h)	9.49	0.30	0.07	0.37	(0.30)	–	(0.30)	–	9.56

212

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return(b)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

4.12%	$268,621	0.90%	– %	4.75%	16.9%
10.14	268,103	0.91 (c)	–	5.28	13.1
25.80	180,680	0.90 (c)	–	6.09	30.6
(7.90)	122,603	0.90 (c)	–	5.32	15.5
4.47	145,964	0.90	0.90 (d)	5.13	15.2

3.21	19,433	1.78 (c)	–	3.91	16.9
9.32	39,778	1.72 (c)	–	4.51	13.1
24.95	53,887	1.64 (c)	–	5.39	30.6
(8.67)	51,278	1.64 (c)	–	4.57	15.5
3.69	77,832	1.65	1.66 (d)	4.38	15.2

3.30	63,548	1.68	–	3.98	16.9
9.35	59,080	1.69 (c)	–	4.50	13.1
25.07	36,367	1.65 (c)	–	5.30	30.6
(8.68)	15,103	1.65 (c)	–	4.59	15.5
3.71	12,107	1.65	1.84 (d)	4.37	15.2

4.31	9,474	0.70 (c)	–	4.83	16.9
0.60 (f)	30	0.71 (c),(g)	–	5.07 (g)	13.1 (g)

7.74	30,170	0.90 (c)	–	3.00	131.9
10.58	16,234	0.90 (c)	–	1.55	85.3
6.71	11,568	0.90 (c)	–	1.60	109.5
(17.81)	6,167	0.90 (c)	–	5.54	32.3
2.88	4,223	0.90 (c)	–	4.34	88.2

6.85	5,840	1.65 (c)	–	2.13	131.9
9.76	3,195	1.65 (c)	–	0.79	85.3
5.81	1,488	1.65 (c)	–	0.00	109.5
(18.45)	1,808	1.65 (c)	–	4.89	32.3
4.00 (f)	838	1.65 (c),(g)	–	4.06 (g)	88.2 (g)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Reflects Manager's contractual expense limit.
(d)	Excludes expense reimbursement from Manager and/or custodian.
(e)	Period from September 27, 2010, date shares first offered, through October 31, 2010.
(f)	Total return amounts have not been annualized.
(g)	Computed on an annualized basis.
(h)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized loss of $.05 per share from January 10, 2007, through January 16, 2007.

213

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Tax Return of Capital Distribution	Total Dividends and Distributions	Redemption Fees	Net Asset Value, End of Period
INTERNATIONAL EMERGING MARKETS FUND
Class A shares
2011	$25.69	$0.25	($2.16)	($1.91)	($0.02)	$–	$–	($0.02)	$–	$23.76
2010	20.73	0.08	4.93	5.01	(0.05)	–	–	(0.05)	–	25.69
2009	13.76	0.11	6.90	7.01	(0.04)	–	–	(0.04)	–	20.73
2008	39.50	0.21	(20.16)	(19.95)	(0.10)	(5.69)	–	(5.79)	–	13.76
2007	24.63	0.25	16.45	16.70	(0.08)	(1.75)	–	(1.83)	–	39.50
Class B shares
2011	24.60	(0.03)	(2.05)	(2.08)	–	–	–	–	–	22.52
2010	20.01	(0.17)	4.76	4.59	–	–	–	–	–	24.60
2009	13.39	(0.05)	6.67	6.62	–	–	–	–	–	20.01
2008	38.83	(0.04)	(19.71)	(19.75)	–	(5.69)	–	(5.69)	–	13.39
2007	24.37	–	16.21	16.21	–	(1.75)	–	(1.75)	–	38.83
Class C shares
2011	25.06	0.02	(2.10)	(2.08)	–	–	–	–	–	22.98
2010	20.36	(0.13)	4.83	4.70	–	–	–	–	–	25.06
2009	13.58	(0.01)	6.79	6.78	–	–	–	–	–	20.36
2008	39.30	(0.03)	(20.00)	(20.03)	–	(5.69)	–	(5.69)	–	13.58
2007(d)	25.31	(0.01)	13.99	13.98	–	–	–	–	0.01	39.30
Class P shares
2011	25.60	0.48	(2.28)	(1.80)	(0.15)	–	–	(0.15)	–	23.65
2010(g)	24.41	–	1.19	1.19	–	–	–	–	–	25.60
LARGECAP GROWTH FUND
Class A shares
2011	7.54	(0.03)	0.36	0.33	–	–	–	–	–	7.87
2010	6.26	(0.04)	1.32	1.28	–	–	–	–	–	7.54
2009	6.09	(0.03)	0.20	0.17	–	–	–	–	–	6.26
2008	9.96	–	(3.70)	(3.70)	–	(0.15)	(0.02)	(0.17)	–	6.09
2007	7.78	(0.01)	2.30	2.29	(0.01)	(0.10)	–	(0.11)	–	9.96
Class B shares
2011	7.18	(0.10)	0.34	0.24	–	–	–	–	–	7.42
2010	6.03	(0.11)	1.26	1.15	–	–	–	–	–	7.18
2009	5.91	(0.07)	0.19	0.12	–	–	–	–	–	6.03
2008	9.76	(0.08)	(3.60)	(3.68)	–	(0.15)	(0.02)	(0.17)	–	5.91
2007	7.69	(0.09)	2.26	2.17	–	(0.10)	–	(0.10)	–	9.76
Class C shares
2011	7.33	(0.09)	0.34	0.25	–	–	–	–	–	7.58
2010	6.13	(0.09)	1.29	1.20	–	–	–	–	–	7.33
2009	6.00	(0.07)	0.20	0.13	–	–	–	–	–	6.13
2008	9.90	(0.07)	(3.66)	(3.73)	–	(0.15)	(0.02)	(0.17)	–	6.00
2007(i)	8.15	(0.07)	1.82	1.75	–	–	–	–	–	9.90
Class P shares
2011	7.69	–	0.37	0.37	–	–	–	–	–	8.06
2010(g)	7.32	–	0.37	0.37	–	–	–	–	–	7.69

214

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return(b)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

(7.45)%	$113,266	1.77%	0.98%	88.4%
24.22	137,244	1.85	0.33	102.1
51.11	111,976	2.00	0.71	133.4
(58.51)	85,229	1.81	0.78	127.6
72.31	225,132	1.74	0.86	141.6

(8.46)	10,392	2.82 (c)	(0.14)	88.4
22.94	16,040	2.90	(0.76)	102.1
49.44	17,515	3.08	(0.34)	133.4
(58.91)	12,272	2.72	(0.17)	127.6
70.81	33,457	2.62	(0.01)	141.6

(8.30)	12,140	2.67 (c)	0.09	88.4
23.08	13,166	2.79 (c)	(0.59)	102.1
49.93	10,583	2.80 (c)	(0.08)	133.4
(58.91)	6,248	2.79 (c)	(0.12)	127.6
55.43 (e)	10,276	2.80 (c),(f)	(0.01) (f)	141.6 (f)

(7.09)	1,919	1.38 (c)	1.94	88.4
4.88 (e)	10	1.38 (c),(f)	0.01 (f)	102.1 (f)

4.38	294,825	1.22	(0.34)	64.8
20.45	323,663	1.35	(0.65)	65.5
2.79	287,902	1.38 (c)	(0.46)	86.5
(37.78)	321,555	1.21 (c)	(0.02)	88.8
29.78	535,659	1.19 (c)	(0.09)	113.1 (h)

3.34	12,220	2.26 (c)	(1.39)	64.8
19.07	18,486	2.42	(1.73)	65.5
2.03	22,560	2.30 (c)	(1.34)	86.5
(38.36)	31,802	2.13 (c)	(0.91)	88.8
28.52	94,254	2.12 (c)	(1.06)	113.1 (h)

3.41	10,769	2.03	(1.15)	64.8
19.58	11,368	2.08	(1.38)	65.5
2.17	9,067	2.13 (c)	(1.21)	86.5
(38.32)	9,311	2.02 (c)	(0.89)	88.8
21.47 (e)	8,037	2.03 (c),(f)	(1.06) (f)	113.1 (f),(h)

4.81	1,144	0.84 (c)	0.06	64.8
5.05 (e)	11	0.84 (c),(f)	0.07 (f)	65.5 (f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Reflects Manager's contractual expense limit.
(d)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.75 per share from January 10, 2007, through January 16, 2007.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.
(g)	Period from September 27, 2010, date shares first offered, through October 31, 2010.
(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM Growth Fund.
(i)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.03 per share from January 10, 2007, through January 16, 2007.

215

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
LARGECAP S&P 500 INDEX FUND
Class A shares
2011	$8.35	$0.12	$0.50	$0.62	($0.09)	$–	($0.09)	$8.88	7.46%
2010	7.31	0.11	1.03	1.14	(0.10)	–	(0.10)	8.35	15.72
2009	6.85	0.11	0.48	0.59	(0.13)	–	(0.13)	7.31	9.03
2008	11.06	0.15	(4.10)	(3.95)	(0.14)	(0.12)	(0.26)	6.85	(36.55)
2007	9.86	0.14	1.21	1.35	(0.12)	(0.03)	(0.15)	11.06	13.86
Class C shares
2011	8.26	0.06	0.50	0.56	(0.04)	–	(0.04)	8.78	6.74
2010	7.25	0.06	1.03	1.09	(0.08)	–	(0.08)	8.26	15.06
2009	6.81	0.08	0.46	0.54	(0.10)	–	(0.10)	7.25	8.11
2008	10.99	0.08	(4.07)	(3.99)	(0.07)	(0.12)	(0.19)	6.81	(36.92)
2007(d)	10.12	0.05	0.82	0.87	–	–	–	10.99	8.60 (e)
LARGECAP VALUE FUND
Class A shares
2011	8.80	0.09	0.50	0.59	(0.08)	–	(0.08)	9.31	6.65
2010	7.84	0.09	0.99	1.08	(0.12)	–	(0.12)	8.80	13.81
2009	7.93	0.14	(0.07)	0.07	(0.16)	–	(0.16)	7.84	1.01
2008	13.53	0.19	(4.59)	(4.40)	(0.16)	(1.04)	(1.20)	7.93	(35.48)
2007	13.11	0.19	1.00	1.19	(0.17)	(0.60)	(0.77)	13.53	9.47
Class B shares
2011	8.76	(0.02)	0.49	0.47	–	–	–	9.23	5.37
2010	7.80	(0.02)	0.98	0.96	–	–	–	8.76	12.35
2009	7.87	0.04	(0.07)	(0.03)	(0.04)	–	(0.04)	7.80	(0.37)
2008	13.42	0.09	(4.57)	(4.48)	(0.03)	(1.04)	(1.07)	7.87	(36.08)
2007	13.00	0.04	1.01	1.05	(0.03)	(0.60)	(0.63)	13.42	8.37
Class C shares
2011	8.70	0.02	0.49	0.51	(0.03)	–	(0.03)	9.18	5.81
2010	7.76	0.03	0.99	1.02	(0.08)	–	(0.08)	8.70	13.14
2009	7.89	0.09	(0.08)	0.01	(0.14)	–	(0.14)	7.76	0.28
2008	13.44	0.11	(4.55)	(4.44)	(0.07)	(1.04)	(1.11)	7.89	(35.81)
2007(g)	12.80	0.05	0.59	0.64	–	–	–	13.44	5.00 (e)

216

Financial Highlights (Continued)

Principal Funds, Inc.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$154,105	0.62%(c)	1.37%	4.3%
154,529	0.70	1.35	8.0
55,393	0.79	1.69	7.6
53,542	0.65	1.57	8.2
90,317	0.66	1.34	5.6

7,082	1.30 (c)	0.68	4.3
5,898	1.30 (c)	0.75	8.0
3,898	1.30 (c)	1.20	7.6
2,428	1.30 (c)	0.92	8.2
2,691	1.30 (c),(f)	0.56 (f)	5.6 (f)

155,664	0.97	0.92	130.9
159,592	1.03	1.05	192.9
152,407	1.11	1.91	170.2
171,897	0.97	1.78	132.1
298,926	0.94	1.41	100.3

3,916	2.14 (c)	(0.25)	130.9
6,025	2.38	(0.28)	192.9
7,575	2.42	0.62	170.2
9,598	1.96	0.80	132.1
20,306	2.01	0.34	100.3

1,858	1.70 (c)	0.19	130.9
1,581	1.70 (c)	0.36	192.9
1,300	1.70 (c)	1.31	170.2
1,130	1.70 (c)	1.02	132.1
1,043	1.70 (c),(f)	0.44 (f)	100.3 (f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Reflects Manager's contractual expense limit.
(d)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.12 per share from January 10, 2007, through January 16, 2007.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.
(g)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.13 per share from January 10, 2007, through January 16, 2007.

217

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
MIDCAP BLEND FUND
Class A shares
2011	$13.03	$0.01	$1.64	$1.65	($0.14)	($0.49)	($0.63)	$14.05	13.03%
2010	10.45	0.09	2.53	2.62	(0.04)	–	(0.04)	13.03	25.12
2009	9.54	–	1.43	1.43	–	(0.52)	(0.52)	10.45	16.52
2008	15.97	(0.01)	(4.94)	(4.95)	–	(1.48)	(1.48)	9.54	(33.98)
2007	14.89	0.01	2.52	2.53	(0.03)	(1.42)	(1.45)	15.97	18.27
Class B shares
2011	12.69	(0.11)	1.59	1.48	–	(0.49)	(0.49)	13.68	11.95
2010	10.24	(0.03)	2.48	2.45	–	–	–	12.69	23.93
2009	9.46	(0.09)	1.39	1.30	–	(0.52)	(0.52)	10.24	15.21
2008	15.92	(0.06)	(4.92)	(4.98)	–	(1.48)	(1.48)	9.46	(34.31)
2007	14.86	(0.04)	2.52	2.48	–	(1.42)	(1.42)	15.92	17.93
Class C shares
2011	12.62	(0.10)	1.59	1.49	(0.08)	(0.49)	(0.57)	13.54	12.13
2010	10.18	–	2.46	2.46	(0.02)	–	(0.02)	12.62	24.22
2009	9.38	(0.07)	1.39	1.32	–	(0.52)	(0.52)	10.18	15.57
2008	15.86	(0.12)	(4.88)	(5.00)	–	(1.48)	(1.48)	9.38	(34.58)
2007(d)	14.20	(0.12)	1.78	1.66	–	–	–	15.86	11.69 (e)
Class P shares
2011	13.18	0.04	1.66	1.70	(0.19)	(0.49)	(0.68)	14.20	13.32
2010(g)	12.58	0.01	0.59	0.60	–	–	–	13.18	4.77 (e)
MONEY MARKET FUND
Class A shares
2011	1.00	–	–	–	–	–	–	1.00	0.00
2010	1.00	–	–	–	–	–	–	1.00	0.00
2009	1.00	0.01	(0.01)	–	–	–	–	1.00	0.47
2008	1.00	0.03	–	0.03	(0.03)	–	(0.03)	1.00	3.02
2007	1.00	0.05	–	0.05	(0.05)	–	(0.05)	1.00	5.02
Class B shares
2011	1.00	–	–	–	–	–	–	1.00	0.00
2010	1.00	–	–	–	–	–	–	1.00	0.00
2009	1.00	–	–	–	–	–	–	1.00	0.16
2008	1.00	0.02	–	0.02	(0.02)	–	(0.02)	1.00	2.03
2007	1.00	0.04	–	0.04	(0.04)	–	(0.04)	1.00	4.04
Class C shares
2011	1.00	–	–	–	–	–	–	1.00	0.00
2010	1.00	–	–	–	–	–	–	1.00	0.00
2009	1.00	–	–	–	–	–	–	1.00	0.21
2008	1.00	0.02	–	0.02	(0.02)	–	(0.02)	1.00	2.08
2007(j)	1.00	0.03	–	0.03	(0.03)	–	(0.03)	1.00	2.94 (e)

218

Financial Highlights (Continued)

Principal Funds, Inc.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$668,066	1.08%(c)	– %	0.11%	33.2%
542,687	1.14 (c)	–	0.80	26.7
435,797	1.23 (c)	–	0.02	12.9
362,130	1.06 (c)	–	(0.05)	26.8
596,568	1.02 (c)	–	0.03	30.6

28,212	2.05 (c)	–	(0.85)	33.2
37,441	2.13 (c)	–	(0.25)	26.7
42,993	2.27 (c)	–	(1.01)	12.9
35,769	1.50 (c)	–	(0.48)	26.8
69,393	1.32 (c)	–	(0.26)	30.6

37,997	1.88 (c)	–	(0.72)	33.2
21,342	1.95 (c)	–	0.04	26.7
10,048	1.95 (c)	–	(0.73)	12.9
3,639	1.95 (c)	–	(0.94)	26.8
3,914	1.95 (c),(f)	–	(0.98) (f)	30.6 (f)

50,375	0.80 (c)	–	0.29	33.2
91	0.86 (c),(f)	–	0.77 (f)	26.7 (f)

516,229	0.28	0.54 (h)	0.00	0.0
505,252	0.35	0.54 (h)	0.00	0.0
637,007	0.55	0.58 (h)	0.51	0.0
775,670	0.50 (c)	–	3.19	0.0
1,953,474	0.44 (c)	–	4.91	0.0

23,065	0.29	1.61 (i)	0.00	0.0
36,068	0.35	1.63 (i)	0.00	0.0
66,726	0.89	1.62 (i)	0.17	0.0
87,353	1.50 (c)	–	1.87	0.0
33,265	1.41 (c)	–	3.95	0.0

27,556	0.28	1.50 (i)	0.00	0.0
20,638	0.35	1.68 (i)	0.00	0.0
30,747	0.83	1.63 (i)	0.23	0.0
42,966	1.44 (c)	–	1.84	0.0
11,214	1.70 (c),(f)	–	3.67 (f)	0.0 (f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Reflects Manager's contractual expense limit.
(d)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.20 per share from January 10, 2007, through January 16, 2007.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.
(g)	Period from September 27, 2010, date shares first offered, through October 31, 2010.
(h)	Excludes expense reimbursement from Manager.
(i)	Excludes expense reimbursement from Manager and/or Distributor.
(j)	Period from January 16, 2007, date shares first offered, through October 31, 2007.

219

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
PRINCIPAL CAPITAL APPRECIATION FUND
Class A shares
2011	$37.16	$0.30	$2.19	$2.49	($0.40)	($1.11)	($1.51)	$38.14	6.73%
2010	32.55	0.50	4.50	5.00	(0.17)	(0.22)	(0.39)	37.16	15.46
2009	30.71	0.18	3.34	3.52	(0.16)	(1.52)	(1.68)	32.55	12.58
2008	49.35	0.23	(15.43)	(15.20)	(0.23)	(3.21)	(3.44)	30.71	(32.95)
2007	43.09	0.30	7.13	7.43	(0.18)	(0.99)	(1.17)	49.35	17.59
Class B shares
2011	31.55	(0.05)	1.86	1.81	(0.04)	(1.11)	(1.15)	32.21	5.73
2010	27.81	0.10	3.86	3.96	–	(0.22)	(0.22)	31.55	14.31
2009	26.58	(0.10)	2.85	2.75	–	(1.52)	(1.52)	27.81	11.42
2008	43.33	(0.14)	(13.40)	(13.54)	–	(3.21)	(3.21)	26.58	(33.59)
2007	38.16	(0.10)	6.26	6.16	–	(0.99)	(0.99)	43.33	16.46
Class C shares
2011	31.73	(0.03)	1.86	1.83	(0.16)	(1.11)	(1.27)	32.29	5.77
2010	27.94	0.16	3.85	4.01	–	(0.22)	(0.22)	31.73	14.42
2009	26.71	(0.11)	2.86	2.75	–	(1.52)	(1.52)	27.94	11.36
2008	43.53	(0.14)	(13.47)	(13.61)	–	(3.21)	(3.21)	26.71	(33.60)
2007	38.31	(0.08)	6.29	6.21	–	(0.99)	(0.99)	43.53	16.56
Class P shares
2011	37.62	0.38	2.22	2.60	(0.55)	(1.11)	(1.66)	38.56	6.95
2010(e)	35.97	0.02	1.63	1.65	–	–	–	37.62	4.59 (f)

220

Financial Highlights (Continued)

Principal Funds, Inc.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$578,850	0.94%	– %	0.77%	12.7%
409,697	1.04	–	1.43	15.3
375,874	1.07	–	0.65	23.8
390,075	0.93	–	0.57	9.7
956,005	0.83	0.83 (c)	0.63	17.6

55,781	1.88 (d)	–	(0.15)	12.7
62,508	2.07	–	0.34	15.3
80,421	2.12	–	(0.39)	23.8
92,828	1.88	–	(0.41)	9.7
185,705	1.74	1.74 (c)	(0.27)	17.6

23,009	1.82	–	(0.10)	12.7
19,689	1.96	–	0.52	15.3
15,610	2.15	–	(0.46)	23.8
12,632	1.87	–	(0.40)	9.7
22,174	1.69	1.74 (c)	(0.23)	17.6

9,214	0.71 (d)	–	0.99	12.7
10	0.75 (d),(g)	–	0.59 (g)	15.3 (g)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Excludes expense reimbursement from Manager and/or custodian.
(d)	Reflects Manager's contractual expense limit.
(e)	Period from September 27, 2010, date shares first offered, through October 31, 2010.
(f)	Total return amounts have not been annualized.
(g)	Computed on an annualized basis.

221

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
PRINCIPAL LIFETIME 2010 FUND
Class A shares
2011	$11.19	$0.25	$0.21	$0.46	($0.25)	$–	($0.25)	$11.40	4.13%
2010	9.90	0.25	1.33	1.58	(0.29)	–	(0.29)	11.19	16.25
2009	9.24	0.25	1.02	1.27	(0.31)	(0.30)	(0.61)	9.90	15.03
2008	14.23	0.43	(4.75)	(4.32)	(0.44)	(0.23)	(0.67)	9.24	(31.75)
2007	13.28	0.37	1.00	1.37	(0.35)	(0.07)	(0.42)	14.23	10.62
PRINCIPAL LIFETIME 2020 FUND
Class A shares
2011	11.52	0.21	0.18	0.39	(0.22)	–	(0.22)	11.69	3.39
2010	10.09	0.22	1.47	1.69	(0.26)	–	(0.26)	11.52	16.97
2009	9.35	0.23	1.12	1.35	(0.25)	(0.36)	(0.61)	10.09	15.75
2008	15.16	0.37	(5.49)	(5.12)	(0.40)	(0.29)	(0.69)	9.35	(35.25)
2007	13.75	0.31	1.54	1.85	(0.35)	(0.09)	(0.44)	15.16	13.75
Class B shares
2011	11.51	0.13	0.18	0.31	(0.13)	–	(0.13)	11.69	2.67
2010	10.08	0.15	1.47	1.62	(0.19)	–	(0.19)	11.51	16.21
2009	9.33	0.17	1.10	1.27	(0.16)	(0.36)	(0.52)	10.08	14.74
2008	15.12	0.32	(5.52)	(5.20)	(0.30)	(0.29)	(0.59)	9.33	(35.71)
2007	13.72	0.21	1.52	1.73	(0.24)	(0.09)	(0.33)	15.12	12.80
PRINCIPAL LIFETIME 2030 FUND
Class A shares
2011	11.30	0.17	0.21	0.38	(0.19)	–	(0.19)	11.49	3.32
2010	9.80	0.19	1.53	1.72	(0.22)	–	(0.22)	11.30	17.79
2009	9.08	0.19	1.09	1.28	(0.20)	(0.36)	(0.56)	9.80	15.44
2008	15.30	0.36	(5.87)	(5.51)	(0.39)	(0.32)	(0.71)	9.08	(37.66)
2007	13.64	0.26	1.81	2.07	(0.31)	(0.10)	(0.41)	15.30	15.55
Class B shares
2011	11.32	0.10	0.19	0.29	(0.10)	–	(0.10)	11.51	2.55
2010	9.83	0.12	1.52	1.64	(0.15)	–	(0.15)	11.32	16.86
2009	9.08	0.14	1.08	1.22	(0.11)	(0.36)	(0.47)	9.83	14.57
2008	15.28	0.30	(5.90)	(5.60)	(0.28)	(0.32)	(0.60)	9.08	(38.04)
2007	13.60	0.15	1.84	1.99	(0.21)	(0.10)	(0.31)	15.28	14.86

222

Financial Highlights (Continued)

Principal Funds, Inc.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$34,966	0.41%(c),(d)	2.18%	16.4%
38,183	0.41 (c),(d)	2.41	36.2
32,081	0.47 (c),(d)	2.89	28.4
27,444	0.50 (c),(d)	3.58	12.7
33,273	0.50 (c),(d)	2.69	14.7

85,340	0.41 (c),(d)	1.80	8.8
82,683	0.41 (c),(d)	2.02	32.0
67,298	0.46 (c),(d)	2.57	15.7
49,723	0.50 (c),(d)	2.93	7.1
52,923	0.50 (c),(d)	2.17	15.1

7,669	1.16 (c),(d)	1.11	8.8
8,573	1.16 (c),(d)	1.36	32.0
8,049	1.22 (c),(d)	1.97	15.7
7,264	1.25 (c),(d)	2.55	7.1
11,033	1.25 (c),(d)	1.50	15.1

69,285	0.41 (c),(d)	1.46	10.7
62,470	0.41 (c),(d)	1.83	32.1
49,349	0.46 (c),(d)	2.18	9.5
33,002	0.50 (c),(d)	2.85	6.6
39,873	0.50 (c),(d)	1.81	15.5

6,963	1.16 (c),(d)	0.84	10.7
7,929	1.16 (c),(d)	1.17	32.1
7,373	1.22 (c),(d)	1.58	9.5
6,193	1.25 (c),(d)	2.36	6.6
9,058	1.25 (c),(d)	1.08	15.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Reflects Manager's contractual expense limit.
(d)	Does not include expenses of the investment companies in which the Fund invests.

223

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
PRINCIPAL LIFETIME 2040 FUND
Class A shares
2011	$11.23	$0.15	$0.20	$0.35	($0.16)	$–	($0.16)	$11.42	3.08%
2010	9.71	0.17	1.54	1.71	(0.19)	–	(0.19)	11.23	17.82
2009	8.99	0.16	1.07	1.23	(0.17)	(0.34)	(0.51)	9.71	14.98
2008	15.57	0.34	(6.22)	(5.88)	(0.39)	(0.31)	(0.70)	8.99	(39.41)
2007	13.68	0.22	2.07	2.29	(0.30)	(0.10)	(0.40)	15.57	17.09
Class B shares
2011	11.13	0.07	0.20	0.27	(0.07)	–	(0.07)	11.33	2.40
2010	9.64	0.10	1.51	1.61	(0.12)	–	(0.12)	11.13	16.86
2009	8.91	0.11	1.05	1.16	(0.09)	(0.34)	(0.43)	9.64	14.11
2008	15.42	0.25	(6.17)	(5.92)	(0.28)	(0.31)	(0.59)	8.91	(39.79)
2007	13.55	0.12	2.04	2.16	(0.19)	(0.10)	(0.29)	15.42	16.22
PRINCIPAL LIFETIME 2050 FUND
Class A shares
2011	10.90	0.14	0.19	0.33	(0.14)	–	(0.14)	11.09	2.95
2010	9.38	0.15	1.53	1.68	(0.16)	–	(0.16)	10.90	18.10
2009	8.72	0.13	1.04	1.17	(0.15)	(0.36)	(0.51)	9.38	14.66
2008	15.36	0.33	(6.24)	(5.91)	(0.37)	(0.36)	(0.73)	8.72	(40.22)
2007	13.41	0.19	2.13	2.32	(0.26)	(0.11)	(0.37)	15.36	17.71
Class B shares
2011	10.79	0.06	0.18	0.24	(0.05)	–	(0.05)	10.98	2.17
2010	9.30	0.08	1.51	1.59	(0.10)	–	(0.10)	10.79	17.16
2009	8.63	0.09	1.01	1.10	(0.07)	(0.36)	(0.43)	9.30	13.78
2008	15.21	0.25	(6.20)	(5.95)	(0.27)	(0.36)	(0.63)	8.63	(40.67)
2007	13.30	0.02	2.18	2.20	(0.18)	(0.11)	(0.29)	15.21	16.80
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class A shares
2011	10.93	0.31	0.06	0.37	(0.30)	–	(0.30)	11.00	3.50
2010	9.95	0.32	1.00	1.32	(0.34)	–	(0.34)	10.93	13.67
2009	9.43	0.26	0.85	1.11	(0.46)	(0.13)	(0.59)	9.95	12.76
2008	12.95	0.52	(3.36)	(2.84)	(0.51)	(0.17)	(0.68)	9.43	(23.06)
2007	12.74	0.51	0.15	0.66	(0.39)	(0.06)	(0.45)	12.95	5.30
Class B shares
2011	10.81	0.23	0.06	0.29	(0.22)	–	(0.22)	10.88	2.73
2010	9.86	0.25	0.99	1.24	(0.29)	–	(0.29)	10.81	12.81
2009	9.32	0.20	0.85	1.05	(0.38)	(0.13)	(0.51)	9.86	12.08
2008	12.82	0.45	(3.36)	(2.91)	(0.42)	(0.17)	(0.59)	9.32	(23.73)
2007	12.63	0.40	0.16	0.56	(0.31)	(0.06)	(0.37)	12.82	4.51

224

Financial Highlights (Continued)

Principal Funds, Inc.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$44,108	0.41%(c),(d)	1.28%	12.6%
38,484	0.41 (c),(d)	1.62	31.4
30,106	0.46 (c),(d)	1.85	5.8
19,918	0.50 (c),(d)	2.68	6.0
24,434	0.50 (c),(d)	1.49	16.5

5,195	1.16 (c),(d)	0.61	12.6
5,620	1.16 (c),(d)	1.00	31.4
5,463	1.22 (c),(d)	1.29	5.8
4,794	1.25 (c),(d)	1.99	6.0
6,161	1.25 (c),(d)	0.86	16.5

26,285	0.41 (c),(d)	1.18	15.5
23,723	0.41 (c),(d)	1.45	30.1
18,611	0.46 (c),(d)	1.63	15.2
11,391	0.50 (c),(d)	2.70	6.8
14,930	0.50 (c),(d)	1.32	21.2

1,491	1.16 (c),(d)	0.53	15.5
1,783	1.16 (c),(d)	0.83	30.1
1,762	1.22 (c),(d)	1.14	15.2
1,496	1.25 (c),(d)	2.05	6.8
2,106	1.25 (c),(d)	0.15	21.2

25,812	0.41 (c),(d)	2.87	19.8
25,982	0.41 (c),(d)	3.09	46.9
21,341	0.47 (c),(d)	2.85	35.9
17,473	0.50 (c),(d)	4.57	30.7
15,668	0.50 (c),(d)	3.98	25.3

798	1.16 (c),(d)	2.14	19.8
840	1.16 (c),(d)	2.43	46.9
730	1.22 (c),(d)	2.23	35.9
816	1.25 (c),(d)	3.95	30.7
758	1.25 (c),(d)	3.18	25.3

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Reflects Manager's contractual expense limit.
(d)	Does not include expenses of the investment companies in which the Fund invests.

225

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
REAL ESTATE SECURITIES FUND
Class A shares
2011	$15.83	$0.05	$1.65	$1.70	($0.13)	$–	($0.13)	$17.40	10.81%
2010	11.62	0.22	4.23	4.45	(0.24)	–	(0.24)	15.83	38.59
2009	11.83	0.28	(0.21)	0.07	(0.28)	–	(0.28)	11.62	1.30
2008	24.97	0.27	(7.39)	(7.12)	(0.29)	(5.73)	(6.02)	11.83	(36.02)
2007	27.56	0.19	(0.60)	(0.41)	(0.11)	(2.07)	(2.18)	24.97	(1.92)
Class B shares
2011	15.72	(0.09)	1.65	1.56	(0.05)	–	(0.05)	17.23	9.94
2010	11.53	0.12	4.19	4.31	(0.12)	–	(0.12)	15.72	37.56
2009	11.74	0.21	(0.22)	(0.01)	(0.20)	–	(0.20)	11.53	0.46
2008	24.83	0.13	(7.32)	(7.19)	(0.17)	(5.73)	(5.90)	11.74	(36.50)
2007	27.56	(0.02)	(0.60)	(0.62)	(0.04)	(2.07)	(2.11)	24.83	(2.74)
Class C shares
2011	15.74	(0.09)	1.64	1.55	(0.05)	–	(0.05)	17.24	9.90
2010	11.56	0.10	4.23	4.33	(0.15)	–	(0.15)	15.74	37.66
2009	11.77	0.21	(0.20)	0.01	(0.22)	–	(0.22)	11.56	0.62
2008	24.89	0.15	(7.36)	(7.21)	(0.18)	(5.73)	(5.91)	11.77	(36.48)
2007(e)	27.41	(0.08)	(2.44)	(2.52)	–	–	–	24.89	(9.19) (f)
Class P shares
2011	15.83	0.07	1.70	1.77	(0.20)	–	(0.20)	17.40	11.28
2010(h)	15.38	0.02	0.49	0.51	(0.06)	–	(0.06)	15.83	3.34 (f)

226

Financial Highlights (Continued)

Principal Funds, Inc.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$121,955	1.37%(c)	0.28%	29.3%
107,672	1.39 (c)	1.53	52.2
63,894	1.28 (c)	2.88	57.3
64,787	1.28 (c)	1.62	47.2
124,434	1.29 (c)	0.75	77.8 (d)

8,942	2.20 (c)	(0.53)	29.3
11,944	2.16 (c)	0.85	52.2
11,502	2.08 (c)	2.18	57.3
14,551	2.08 (c)	0.81	47.2
31,026	2.07 (c)	(0.06)	77.8 (d)

17,554	2.17 (c)	(0.54)	29.3
12,850	2.15 (c)	0.70	52.2
5,172	1.98 (c)	2.15	57.3
4,382	1.98 (c)	0.93	47.2
7,976	1.99 (c),(g)	(0.37) (g)	77.8 (d),(g)

18,080	1.03 (c)	0.44	29.3
10	1.03 (c),(g)	1.37 (g)	52.2 (g)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Reflects Manager's contractual expense limit.
(d)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM REIT Fund.
(e)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.89 per share from January 10, 2007, through January 16, 2007.
(f)	Total return amounts have not been annualized.
(g)	Computed on an annualized basis.
(h)	Period from September 27, 2010, date shares first offered, through October 31, 2010.

227

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
SAM BALANCED PORTFOLIO
Class A shares
2011	$12.45	$0.28	$0.22	$0.50	($0.28)	$–	($0.28)	$12.67	4.03%
2010	11.00	0.26	1.46	1.72	(0.27)	–	(0.27)	12.45	15.84
2009	10.84	0.30	1.06	1.36	(0.29)	(0.91)	(1.20)	11.00	14.51
2008	16.18	0.47	(4.53)	(4.06)	(0.51)	(0.77)	(1.28)	10.84	(27.01)
2007	14.51	0.37	1.70	2.07	(0.32)	(0.08)	(0.40)	16.18	14.48
Class B shares
2011	12.42	0.19	0.21	0.40	(0.17)	–	(0.17)	12.65	3.22
2010	10.97	0.17	1.45	1.62	(0.17)	–	(0.17)	12.42	14.88
2009	10.81	0.22	1.06	1.28	(0.21)	(0.91)	(1.12)	10.97	13.65
2008	16.14	0.37	(4.53)	(4.16)	(0.40)	(0.77)	(1.17)	10.81	(27.57)
2007	14.47	0.26	1.69	1.95	(0.20)	(0.08)	(0.28)	16.14	13.64
Class C shares
2011	12.33	0.19	0.21	0.40	(0.19)	–	(0.19)	12.54	3.22
2010	10.89	0.17	1.45	1.62	(0.18)	–	(0.18)	12.33	15.03
2009	10.75	0.22	1.05	1.27	(0.22)	(0.91)	(1.13)	10.89	13.62
2008	16.05	0.36	(4.49)	(4.13)	(0.40)	(0.77)	(1.17)	10.75	(27.52)
2007	14.40	0.25	1.69	1.94	(0.21)	(0.08)	(0.29)	16.05	13.59
SAM CONSERVATIVE BALANCED PORTFOLIO
Class A shares
2011	10.46	0.30	0.10	0.40	(0.30)	–	(0.30)	10.56	3.81
2010	9.47	0.29	1.00	1.29	(0.30)	–	(0.30)	10.46	13.84
2009	8.84	0.32	0.99	1.31	(0.31)	(0.37)	(0.68)	9.47	16.04
2008	11.93	0.41	(2.65)	(2.24)	(0.44)	(0.41)	(0.85)	8.84	(20.00)
2007	11.12	0.36	0.86	1.22	(0.33)	(0.08)	(0.41)	11.93	11.17
Class B shares
2011	10.44	0.22	0.09	0.31	(0.20)	–	(0.20)	10.55	3.00
2010	9.45	0.22	0.98	1.20	(0.21)	–	(0.21)	10.44	12.89
2009	8.82	0.25	0.99	1.24	(0.24)	(0.37)	(0.61)	9.45	15.15
2008	11.91	0.33	(2.65)	(2.32)	(0.36)	(0.41)	(0.77)	8.82	(20.65)
2007	11.10	0.28	0.85	1.13	(0.24)	(0.08)	(0.32)	11.91	10.33
Class C shares
2011	10.38	0.22	0.10	0.32	(0.22)	–	(0.22)	10.48	3.07
2010	9.40	0.22	0.99	1.21	(0.23)	–	(0.23)	10.38	12.99
2009	8.78	0.26	0.98	1.24	(0.25)	(0.37)	(0.62)	9.40	15.21
2008	11.86	0.32	(2.63)	(2.31)	(0.36)	(0.41)	(0.77)	8.78	(20.62)
2007	11.06	0.27	0.85	1.12	(0.24)	(0.08)	(0.32)	11.86	(10.31)

228

Financial Highlights (Continued)

Principal Funds, Inc.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$1,580,189	0.70%(c)	– %	2.19%	29.6%
1,627,536	0.71 (c)	–	2.21	13.2
1,550,550	0.74 (c)	–	3.01	5.1
1,685,305	0.67 (c)	–	3.39	34.8
2,594,033	0.64 (c)	0.64 (c),(d)	2.42	14.6

279,613	1.50 (c),(e)	–	1.46	29.6
437,393	1.51 (c)	–	1.46	13.2
572,722	1.53 (c)	–	2.28	5.1
748,701	1.43 (c)	–	2.71	34.8
1,377,682	1.40 (c)	1.40 (c),(d)	1.69	14.6

541,446	1.43 (c)	–	1.46	29.6
576,580	1.45 (c)	–	1.47	13.2
575,405	1.48 (c)	–	2.28	5.1
639,449	1.41 (c)	–	2.65	34.8
966,785	1.40 (c)	1.40 (c),(d)	1.65	14.6

335,253	0.70 (c)	–	2.79	21.4
313,168	0.70 (c)	–	2.94	11.4
274,740	0.74 (c)	–	3.71	9.2
247,297	0.68 (c)	–	3.83	27.7
317,494	0.66 (c)	0.66 (c),(d)	3.18	12.7

50,227	1.51 (c),(e)	–	2.05	21.4
77,135	1.51 (c)	–	2.17	11.4
93,923	1.54 (c)	–	2.96	9.2
107,873	1.44 (c)	–	3.12	27.7
159,229	1.43 (c)	1.43 (c),(d)	2.42	12.7

168,814	1.44 (c)	–	2.06	21.4
172,782	1.45 (c)	–	2.20	11.4
160,228	1.48 (c)	–	3.00	9.2
149,913	1.42 (c)	–	3.07	27.7
181,365	1.41 (c)	1.41 (c),(d)	2.42	12.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Does not include expenses of the investment companies in which the Portfolio invests.
(d)	Excludes expense reimbursement from Manager and/or custodian.
(e)	Reflects Manager's contractual expense limit.

229

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
SAM CONSERVATIVE GROWTH PORTFOLIO
Class A shares
2011	$13.13	$0.19	$0.35	$0.54	($0.19)	$–	($0.19)	$13.48	4.10%
2010	11.38	0.17	1.77	1.94	(0.19)	–	(0.19)	13.13	17.21
2009	11.58	0.22	0.95	1.17	(0.22)	(1.15)	(1.37)	11.38	12.30
2008	19.04	0.45	(6.36)	(5.91)	(0.47)	(1.08)	(1.55)	11.58	(33.63)
2007	16.44	0.29	2.52	2.81	(0.21)	–	(0.21)	19.04	17.26
Class B shares
2011	12.59	0.09	0.32	0.41	(0.06)	–	(0.06)	12.94	3.27
2010	10.92	0.08	1.68	1.76	(0.09)	–	(0.09)	12.59	16.22
2009	11.13	0.14	0.90	1.04	(0.10)	(1.15)	(1.25)	10.92	11.41
2008	18.36	0.34	(6.15)	(5.81)	(0.34)	(1.08)	(1.42)	11.13	(34.12)
2007	15.86	0.16	2.42	2.58	(0.08)	–	(0.08)	18.36	16.35
Class C shares
2011	12.44	0.09	0.33	0.42	(0.09)	–	(0.09)	12.77	3.38
2010	10.80	0.07	1.68	1.75	(0.11)	–	(0.11)	12.44	16.29
2009	11.03	0.14	0.90	1.04	(0.12)	(1.15)	(1.27)	10.80	11.48
2008	18.22	0.32	(6.08)	(5.76)	(0.35)	(1.08)	(1.43)	11.03	(34.16)
2007	15.75	0.15	2.42	2.57	(0.10)	–	(0.10)	18.22	16.38
SAM FLEXIBLE INCOME PORTFOLIO
Class A shares
2011	11.31	0.40	0.01	0.41	(0.40)	–	(0.40)	11.32	3.64
2010	10.44	0.39	0.90	1.29	(0.42)	–	(0.42)	11.31	12.61
2009	9.50	0.41	1.18	1.59	(0.41)	(0.24)	(0.65)	10.44	17.66
2008	11.92	0.45	(2.13)	(1.68)	(0.47)	(0.27)	(0.74)	9.50	(14.96)
2007	11.54	0.44	0.41	0.85	(0.43)	(0.04)	(0.47)	11.92	7.54
Class B shares
2011	11.31	0.31	–	0.31	(0.30)	–	(0.30)	11.32	2.74
2010	10.43	0.30	0.90	1.20	(0.32)	–	(0.32)	11.31	11.69
2009	9.48	0.34	1.18	1.52	(0.33)	(0.24)	(0.57)	10.43	16.85
2008	11.91	0.38	(2.16)	(1.78)	(0.38)	(0.27)	(0.65)	9.48	(15.71)
2007	11.53	0.35	0.41	0.76	(0.34)	(0.04)	(0.38)	11.91	6.72
Class C shares
2011	11.23	0.31	–	0.31	(0.31)	–	(0.31)	11.23	2.80
2010	10.36	0.30	0.90	1.20	(0.33)	–	(0.33)	11.23	11.81
2009	9.43	0.34	1.17	1.51	(0.34)	(0.24)	(0.58)	10.36	16.87
2008	11.85	0.37	(2.14)	(1.77)	(0.38)	(0.27)	(0.65)	9.43	(15.69)
2007	11.47	0.35	0.41	0.76	(0.34)	(0.04)	(0.38)	11.85	6.76

230

Financial Highlights (Continued)

Principal Funds, Inc.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$1,124,629	0.71%(c)	– %	1.42%	31.9%
1,178,547	0.72 (c)	–	1.37	15.4
1,103,246	0.77 (c)	–	2.15	4.2
1,204,478	0.68 (c)	–	2.90	32.4
2,002,371	0.65 (c)	0.65 (c),(d)	1.68	16.2

210,707	1.51 (c),(e)	–	0.70	31.9
317,492	1.52 (c)	–	0.64	15.4
414,345	1.55 (c)	–	1.43	4.2
545,926	1.44 (c)	–	2.26	32.4
1,089,177	1.41 (c)	1.41 (c),(d)	0.96	16.2

447,955	1.46 (c)	–	0.68	31.9
493,019	1.48 (c)	–	0.64	15.4
509,044	1.52 (c)	–	1.42	4.2
590,888	1.43 (c)	–	2.16	32.4
1,000,468	1.41 (c)	1.41 (c),(d)	0.92	16.2

521,730	0.69 (c)	–	3.48	19.6
461,662	0.70 (c)	–	3.56	9.5
390,778	0.74 (c)	–	4.34	11.4
349,745	0.67 (c)	–	4.09	35.1
393,734	0.65 (c)	0.65 (c),(d)	3.75	9.7

63,476	1.52 (c),(e)	–	2.71	19.6
105,145	1.51 (c)	–	2.80	9.5
143,196	1.52 (c)	–	3.61	11.4
175,763	1.44 (c)	–	3.39	35.1
258,168	1.42 (c)	1.42 (c),(d)	3.00	9.7

188,596	1.44 (c)	–	2.74	19.6
193,584	1.45 (c)	–	2.81	9.5
171,350	1.47 (c)	–	3.59	11.4
139,041	1.42 (c)	–	3.35	35.1
143,587	1.42 (c)	1.42 (c),(d)	2.99	9.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Does not include expenses of the investment companies in which the Portfolio invests.
(d)	Excludes expense reimbursement from Manager and/or custodian.
(e)	Reflects Manager's contractual expense limit.

231

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
SAM STRATEGIC GROWTH PORTFOLIO
Class A shares
2011	$14.18	$0.12	$0.44	$0.56	($0.13)	$–	($0.13)	$14.61	3.96%
2010	12.14	0.12	2.07	2.19	(0.15)	–	(0.15)	14.18	18.15
2009	12.26	0.18	0.93	1.11	(0.07)	(1.16)	(1.23)	12.14	10.98
2008	21.28	0.44	(7.84)	(7.40)	(0.47)	(1.15)	(1.62)	12.26	(37.46)
2007	18.13	0.25	3.12	3.37	(0.22)	–	(0.22)	21.28	18.75
Class B shares
2011	13.25	0.01	0.41	0.42	(0.01)	–	(0.01)	13.66	3.14
2010	11.35	0.03	1.92	1.95	(0.05)	–	(0.05)	13.25	17.25
2009	11.55	0.10	0.86	0.96	–	(1.16)	(1.16)	11.35	10.12
2008	20.15	0.33	(7.45)	(7.12)	(0.33)	(1.15)	(1.48)	11.55	(37.94)
2007	17.18	0.12	2.94	3.06	(0.09)	–	(0.09)	20.15	17.86
Class C shares
2011	13.27	0.01	0.42	0.43	(0.03)	–	(0.03)	13.67	3.26
2010	11.39	0.03	1.92	1.95	(0.07)	–	(0.07)	13.27	17.14
2009	11.57	0.10	0.88	0.98	–	(1.16)	(1.16)	11.39	10.30
2008	20.19	0.30	(7.43)	(7.13)	(0.34)	(1.15)	(1.49)	11.57	(37.96)
2007	17.22	0.09	2.98	3.07	(0.10)	–	(0.10)	20.19	17.90

232

Financial Highlights (Continued)

Principal Funds, Inc.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$726,580	0.75%(c)	– %	0.77%	37.7%
754,854	0.77 (c)	–	0.94	15.6
705,912	0.82 (c)	–	1.71	3.7
729,591	0.72 (c)	–	2.58	32.5
1,232,964	0.68 (c)	0.68 (c),(d)	1.30	15.7

150,302	1.54 (c),(e)	–	0.07	37.7
216,781	1.56 (c)	–	0.23	15.6
272,702	1.60 (c)	–	1.01	3.7
343,364	1.47 (c)	–	2.04	32.5
730,737	1.39 (c)	1.39 (c),(d)	0.64	15.7

274,978	1.49 (c)	–	0.05	37.7
301,333	1.52 (c)	–	0.21	15.6
304,256	1.57 (c)	–	0.98	3.7
344,700	1.46 (c)	–	1.88	32.5
616,494	1.49 (c)	1.49 (c),(d)	0.49	15.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Does not include expenses of the investment companies in which the Portfolio invests.
(d)	Excludes expense reimbursement from Manager and/or custodian.
(e)	Reflects Manager's contractual expense limit.

233

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
SHORT-TERM INCOME FUND(c)
Class A shares
2011	$12.17	$0.27	($0.18)	$0.09	($0.29)	$–	($0.29)	$11.97	0.76%
2010	11.84	0.33	0.33	0.66	(0.33)	–	(0.33)	12.17	5.64
2009	11.16	0.41	0.69	1.10	(0.42)	–	(0.42)	11.84	10.06
2008	11.59	0.43	(0.43)	–	(0.43)	–	(0.43)	11.16	(0.06)
2007	11.60	0.29	0.11	0.40	(0.41)	–	(0.41)	11.59	4.14
Class C shares
2011	12.18	0.17	(0.19)	(0.02)	(0.19)	–	(0.19)	11.97	(0.15)
2010	11.85	0.23	0.32	0.55	(0.22)	–	(0.22)	12.18	4.72
2009	11.17	0.30	0.71	1.01	(0.33)	–	(0.33)	11.85	9.18
2008	11.60	0.34	(0.42)	(0.08)	(0.35)	–	(0.35)	11.17	(0.78)
2007	11.60	0.21	0.13	0.34	(0.34)	–	(0.34)	11.60	3.47
Class P shares
2011	12.16	0.27	(0.16)	0.11	(0.31)	–	(0.31)	11.96	0.88
2010(g)	12.13	0.03	0.03	0.06	(0.03)	–	(0.03)	12.16	0.45 (h)
SMALLCAP BLEND FUND
Class A shares
2011	12.99	(0.07)	0.84	0.77	–	–	–	13.76	5.93
2010	10.47	(0.04)	2.56	2.52	–	–	–	12.99	24.07
2009	10.36	–	0.11	0.11	–	–	–	10.47	1.06
2008	17.95	(0.02)	(6.14)	(6.16)	–	(1.43)	(1.43)	10.36	(36.97)
2007	17.30	(0.05)	2.10	2.05	–	(1.40)	(1.40)	17.95	12.48
Class B shares
2011	12.31	(0.20)	0.80	0.60	–	–	–	12.91	4.87
2010	10.04	(0.18)	2.45	2.27	–	–	–	12.31	22.61
2009	10.05	(0.10)	0.09	(0.01)	–	–	–	10.04	(0.10)
2008	17.60	(0.13)	(5.99)	(6.12)	–	(1.43)	(1.43)	10.05	(37.52)
2007	17.12	(0.19)	2.07	1.88	–	(1.40)	(1.40)	17.60	11.55
Class C shares
2011	12.67	(0.18)	0.82	0.64	–	–	–	13.31	5.05
2010	10.27	(0.12)	2.52	2.40	–	–	–	12.67	23.37
2009	10.22	(0.05)	0.10	0.05	–	–	–	10.27	0.49
2008	17.85	(0.12)	(6.08)	(6.20)	–	(1.43)	(1.43)	10.22	(37.44)
2007(j)	16.60	(0.14)	1.39	1.25	–	–	–	17.85	7.53 (h)

234

Financial Highlights (Continued)

Principal Funds, Inc.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$320,548	0.76%(d)	– %	2.27%	43.6%
330,516	0.76	–	2.75	54.7 (e)
135,394	0.83	–	3.54	40.8
36,725	0.95	–	3.67	64.5
36,639	0.95	0.97 (f)	4.11	29.4

90,899	1.59 (d)	–	1.44	43.6
89,598	1.64	–	1.89	54.7 (e)
42,128	1.67	–	2.58	40.8
4,892	1.67	–	2.95	64.5
4,952	1.68	2.10 (f)	3.38	29.4

28,420	0.63 (d)	–	2.26	43.6
105	0.66 (d),(i)	–	2.51 (i)	54.7 (e),(i)

74,604	1.40 (d)	–	(0.50)	76.1
73,302	1.51 (d)	–	(0.32)	65.2
61,823	1.65	–	(0.01)	89.5
66,286	1.46	–	(0.11)	55.6
118,157	1.43	–	(0.28)	60.9

3,740	2.38 (d)	–	(1.48)	76.1
5,809	2.74 (d)	–	(1.55)	65.2
7,037	2.78	–	(1.15)	89.5
10,021	2.33	–	(0.97)	55.6
22,058	2.26	–	(1.11)	60.9

2,342	2.20 (d)	–	(1.32)	76.1
1,546	2.20 (d)	–	(1.01)	65.2
940	2.20 (d)	–	(0.56)	89.5
836	2.20 (d)	–	(0.85)	55.6
1,573	2.20 (d),(i)	–	(1.04) (i)	60.9 (i)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	On January 12, 2007 the fund succeeded to the operations of another fund in a shareholder-approved reorganization. As part of the reorganization, the fund issued one share of stock for each five outstanding shares of the predecessor fund, with the result that the fund's net asset value per share was increased without changing the proportionate beneficial interests of shareholders. The financial highlights have been restated to reflect the issuance of new shares.
(d)	Reflects Manager's contractual expense limit.
(e)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Short-Term Bond Fund.
(f)	Excludes expense reimbursement from Manager and/or custodian.
(g)	Period from September 27, 2010, date shares first offered, through October 31, 2010.
(h)	Total return amounts have not been annualized.
(i)	Computed on an annualized basis.
(j)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.25 per share from January 10, 2007, through January 16, 2007.

235

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
TAX-EXEMPT BOND FUND
Class A shares
2011	$7.24	$0.33	($0.14)	$0.19	($0.33)	$–	($0.33)	$7.10	2.83%
2010	6.98	0.35	0.24	0.59	(0.33)	–	(0.33)	7.24	8.66
2009	6.31	0.35	0.66	1.01	(0.34)	–	(0.34)	6.98	16.51
2008	7.41	0.34	(1.10)	(0.76)	(0.34)	–	(0.34)	6.31	(10.57)
2007	7.70	0.33	(0.25)	0.08	(0.35)	(0.02)	(0.37)	7.41	0.72
Class B shares
2011	7.24	0.28	(0.15)	0.13	(0.27)	–	(0.27)	7.10	2.04
2010	6.98	0.29	0.25	0.54	(0.28)	–	(0.28)	7.24	7.83
2009	6.31	0.31	0.66	0.97	(0.30)	–	(0.30)	6.98	15.71
2008	7.41	0.32	(1.10)	(0.78)	(0.32)	–	(0.32)	6.31	(10.94)
2007	7.70	0.29	(0.25)	0.04	(0.31)	(0.02)	(0.33)	7.41	0.24
Class C shares
2011	7.25	0.27	(0.13)	0.14	(0.27)	–	(0.27)	7.12	2.17
2010	6.99	0.29	0.25	0.54	(0.28)	–	(0.28)	7.25	7.81
2009	6.31	0.29	0.68	0.97	(0.29)	–	(0.29)	6.99	15.68
2008	7.42	0.28	(1.11)	(0.83)	(0.28)	–	(0.28)	6.31	(11.52)
2007	7.70	0.26	(0.24)	0.02	(0.28)	(0.02)	(0.30)	7.42	(0.01)

236

Financial Highlights (Continued)

Principal Funds, Inc.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Interest Expense and Fees)	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$221,693	0.86%	0.82%(c)	0.86%(d)	4.72%	24.2%
249,952	0.89	0.82 (c)	0.90 (e)	4.86	31.1
244,298	0.87	0.79 (c)	0.92 (e)	5.32	75.8
220,771	1.00	0.76 (c)	1.07 (e)	4.85	65.3
282,685	1.09	0.77 (c)	1.15 (e)	4.37	51.0

2,851	1.64	1.60 (c)	2.22 (d)	3.99	24.2
5,877	1.69	1.62 (c)	2.02 (e)	4.09	31.1
9,561	1.55	1.47 (c)	1.90 (e)	4.65	75.8
11,837	1.39	1.15 (c)	1.96 (e)	4.44	65.3
19,941	1.54	1.24 (c)	1.98 (e)	3.90	51.0

6,973	1.64	1.60 (c)	1.95 (d)	3.95	24.2
8,206	1.69	1.62 (c)	1.95 (e)	4.06	31.1
6,728	1.73	1.65 (c)	2.17 (e)	4.42	75.8
3,672	1.89	1.65 (c)	2.50 (e)	3.99	65.3
2,931	1.94	1.65 (c)	2.74 (e)	3.50	51.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(d)	Excludes expense reimbursement from Manager.
(e)	Excludes expense reimbursement from Manager and/or custodian.

237

APPENDIX A – DESCRIPTION OF BOND RATINGS

Moody’s Investors Service, Inc. Rating Definitions:

Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM NOTES: The four ratings of Moody’s for short-term notes are MIG 1, MIG 2, MIG 3, and MIG 4. MIG 1 denotes “best quality, enjoying strong protection from established cash flows.” MIG 2 denotes “high quality” with “ample margins of protection.” MIG 3 notes are of “favorable quality...but lacking the undeniable strength of the preceding grades.” MIG 4 notes are of “adequate quality, carrying specific risk for having protection and not distinctly or predominantly speculative.”

Description of Moody’s Commercial Paper Ratings:

Moody’s Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

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Description of Standard & Poor’s Corporation’s Debt Ratings:

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources Standard & Poor’s considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.	Likelihood of default – capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.	Nature of and provisions of the obligation;

III.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.

AAA:	Debt rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA:	Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A:	Debt rated “A” has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB:	Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

BB, B, CCC, CC:	Debt rated "BB," "B," "CCC," and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” indicates the lowest degree of speculation and “CC” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C:	The rating “C” is reserved for income bonds on which no interest is being paid.

D:	Debt rated “D” is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from “AA” to “B” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

239

Provisional Ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR:	Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

Standard & Poor’s, Commercial Paper Ratings

A Standard & Poor’s Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A:	Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1:	This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a “+” designation.

A-2:	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3:	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

B:	Issues rated “B” are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C:	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor’s by the issuer and obtained by Standard & Poor’s from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor’s rates notes with a maturity of less than three years as follows:

SP-1	A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a “+” designation.

SP-2	A satisfactory capacity to pay principal and interest.

SP-3	A speculative capacity to pay principal and interest.

240

Fitch, Inc. Long-Term Credit Ratings

Investment Grade

AAA:	Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA:	Very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A:	High credit quality. “A” ratings denote low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB:	Good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

Speculative Grade

BB:	Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B:	Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC:	Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC:	Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C:	Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Recovery Ratings

Recovery Ratings are assigned to selected individual securities and obligations. These currently are published for most individual obligations of corporate issuers with IDRs in the ‘B’ rating category and below, and for selected structured finance obligations in low speculative grade.

Among the factors that affect recovery rates for securities are the collateral, the seniority relative to other obligations in the capital structure (where appropriate), and the expected value of the company or underlying collateral in distress.

The Recovery Rating scale is based upon the expected relative recovery characteristics of an obligation upon the curing of a default, emergence from insolvency or following the liquidation or termination of the obligor or its associated collateral. For structured finance, Recovery Ratings are designed to estimate recoveries on a forward-looking basis while taking into account the time value of money.

Recovery Ratings are an ordinal scale and do not attempt to precisely predict a given level of recovery. As a guideline in developing the rating assessments, the agency employs broad theoretical recovery bands in its ratings approach based on historical averages, but actual recoveries for a given security may deviate materially from historical averages.

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RR1:	Outstanding recovery prospects given default. ‘RR1’ rated securities have characteristics consistent with securities historically recovering 91%-100% of current principal and related interest.

RR2:	Superior recovery prospects given default. ‘RR2’ rated securities have characteristics consistent with securities historically recovering 71%-90% of current principal and related interest.

RR3:	Good recovery prospects given default. ‘RR3’ rated securities have characteristics consistent with securities historically recovering 51%-70% of current principal and related interest.

RR4:	Average recovery prospects given default. ‘RR4’ rated securities have characteristics consistent with securities historically recovering 31%-50% of current principal and related interest.

RR5:	Below average recovery prospects given default. ‘RR5’ rated securities have characteristics consistent with securities historically recovering 11%-30% of current principal and related interest.

RR6:	Poor recovery prospects given default. ‘RR6’ rated securities have characteristics consistent with securities historically recovering 0%-10% of current principal and related interest.

Short-Term Credit Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in US public finance markets.

F1:	Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2:	Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3:	Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B:	Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C:	High short-term default risk. Default is a real possibility.

RD:	Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D:	Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

242

ADDITIONAL INFORMATION

Additional information about the Fund (including the Fund’s policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated February 29, 2012, which is incorporated by reference into this prospectus. Additional information about the Funds’ investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year. The Statement of Additional Information and the Fund’s annual and semiannual reports can be obtained free of charge by writing Principal Funds, P.O. Box 8024, Boston, MA 02266-8024. In addition, the Fund makes its Statement of Additional Information and annual and semiannual reports available, free of charge, on our website www.PrincipalFunds.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-222-5852.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s internet site at http:// www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1520.

The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Principal Funds, Inc. SEC File 811-07572

243

PRINCIPAL FUNDS, INC. (“PFI”)

Institutional Class Shares

The date of this Prospectus is February 29, 2012.

Ticker Symbols
Fund Name	Institutional	Fund Name	Institutional
Bond & Mortgage Securities	PMSIX	Overseas (formerly known as International Value I)	PINZX
Core Plus Bond I	PCBZX	Principal Capital Appreciation	PWCIX
Diversified International	PIIIX	Principal LifeTime 2010	PTTIX
Equity Income	PEIIX	Principal LifeTime 2015	LTINX
Global Diversified Income	PGDIX	Principal LifeTime 2020	PLWIX
Global Real Estate Securities	POSIX	Principal LifeTime 2025	LTSTX
Government & High Quality Bond	PMRIX	Principal LifeTime 2030	PMTIX
High Yield	PHYTX	Principal LifeTime 2035	LTIUX
High Yield I	PYHIX	Principal LifeTime 2040	PTDIX
Income	PIOIX	Principal LifeTime 2045	LTRIX
Inflation Protection	PIPIX	Principal LifeTime 2050	PPLIX
International Emerging Markets	PIEIX	Principal LifeTime 2055	LTFIX
International I	PINIX	Principal LifeTime Strategic Income	PLSIX
LargeCap Blend II	PLBIX	Real Estate Securities	PIREX
LargeCap Growth	PGLIX	SAM Balanced	PSBIX
LargeCap Growth I	PLGIX	SAM Conservative Balanced	PCCIX
LargeCap Growth II	PPIIX	SAM Conservative Growth	PCWIX
LargeCap S&P 500 Index	PLFIX	SAM Flexible Income	PIFIX
LargeCap Value	PVLIX	SAM Strategic Growth	PSWIX
LargeCap Value I	PVPIX	Short-Term Income	PSHIX
LargeCap Value III	PLVIX	SmallCap Blend	PSLIX
MidCap Blend	PCBIX	SmallCap Growth I	PGRTX
MidCap Growth	PGWIX	SmallCap Growth II	PSIIX
MidCap Growth III	PPIMX	SmallCap S&P 600 Index	PSSIX
MidCap S&P 400 Index	MPSIX	SmallCap Value II	PPVIX
MidCap Value I	PVMIX
MidCap Value III	PVUIX
Money Market	PVMXX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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Fund Summaries
LargeCap US Equity Funds
Equity Income Fund	5
LargeCap Blend Fund II	8
LargeCap Growth Fund	11
LargeCap Growth Fund I	14
LargeCap Growth Fund II	17
LargeCap S&P 500 Index Fund	20
LargeCap Value Fund	23
LargeCap Value Fund I	26
LargeCap Value Fund III	29
Principal Capital Appreciation Fund	32
Small/MidCap US Equity Funds
MidCap Blend Fund	35
MidCap Growth Fund	38
MidCap Growth Fund III	41
MidCap S&P 400 Index Fund	44
MidCap Value Fund I	47
MidCap Value Fund III	50
SmallCap Blend Fund	53
SmallCap Growth Fund I	56
SmallCap Growth Fund II	59
SmallCap S&P 600 Index Fund	62
SmallCap Value Fund II	65
International Equity Funds
Diversified International Fund	68
Global Real Estate Securities Fund	71
International Emerging Markets Fund	75
International Fund I	78
Overseas Fund (formerly known as International Value Fund I)	81
Real Estate Fund
Real Estate Securities Fund	85
Balanced/Asset Allocation Funds
Principal LifeTime 2010 Fund	88
Principal LifeTime 2015 Fund	93
Principal LifeTime 2020 Fund	98
Principal LifeTime 2025 Fund	103
Principal LifeTime 2030 Fund	108
Principal LifeTime 2035 Fund	113
Principal LifeTime 2040 Fund	118
Principal LifeTime 2045 Fund	123
Principal LifeTime 2050 Fund	128
Principal LifeTime 2055 Fund	133
Principal LifeTime Strategic Income Fund	138
Strategic Asset Management (“SAM”) Balanced Portfolio	143
Strategic Asset Management (“SAM”) Conservative Balanced Portfolio	147
Strategic Asset Management (“SAM”) Conservative Growth Portfolio	151
Strategic Asset Management (“SAM”) Flexible Income Portfolio	155
Strategic Asset Management (“SAM”) Strategic Growth Portfolio	159
3

Short-Term Fixed Income Funds
Money Market Fund	163
Short-Term Income Fund	166
Fixed Income Funds
Bond & Mortgage Securities Fund	169
Core Plus Bond Fund I	173
Global Diversified Income Fund	177
Government & High Quality Bond Fund	183
High Yield Fund	186
High Yield Fund I	189
Income Fund	192
Inflation Protection Fund	195
Certain Information Common to all Funds	198
Additional Information about Investment Strategies and Risks	198
Portfolio Holdings Information	222
Management of the Funds	222
Pricing of Fund Shares	242
Purchase of Fund Shares	243
Redemption of Fund Shares	244
Exchange of Fund Shares	244
Dividends and Distributions	245
Frequent Purchases and Redemptions	246
Tax Considerations	246
The Costs of Investing	247
Intermediary Compensation	248
Fund Account Information	248
Financial Highlights	249
Appendix A - Description of Bond Ratings	268
Additional Information	273
4

Equity Income Fund

Objective:	The Fund seeks to provide a relatively high level of current income and long-term growth of income and capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.51%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.52%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$53	$167	$291	$653

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.6% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in dividend-paying equity securities. The Fund usually invests in equity securities of companies with large market capitalizations (those included in the S&P 500 Index, which as of December 31, 2011 ranged between $1.5 billion and $401.25 billion), but may also invest in equity securities of companies with medium market capitalizations (those included in the Russell Midcap® Index, which as of December 31, 2011 ranged between $29.19 million and $20.47 billion). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund will also invest in real estate investment trusts and securities of foreign issuers.

Principal Risks

The Fund may be an appropriate investment for investors who seek dividends to generate income or to reinvest for growth and who can accept fluctuations in the value of investments and the risks of investing in real estate investment trust securities and foreign securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform

5

other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on May 31, 1939.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	15.82%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-19.68%

6

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	5.51%	0.52%	6.04%
Institutional Class Return After Taxes on Distributions	5.02%	-0.27%	5.23%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	4.21%	0.30%	5.10%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	0.39%	-2.64%	3.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Edge Asset Management, Inc.

•	Daniel R. Coleman (since 2010), Head of Equities, Portfolio Manager
•	David W. Simpson (since 2008), Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
7

LargeCap Blend Fund II

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.74%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.76%
Fee Waiver(1)	0.02%
Total Annual Fund Operating Expenses after Fee Waiver	0.74%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2013. The fee waiver will reduce the Fund's Management Fees by 0.018% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$76	$241	$420	$940

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43.7% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index (as of December 31, 2011, this range was between approximately $1.5 billion and $401.25 billion)) at the time of purchase. The Fund will also invest in securities of foreign issuers.

Employing a "blend" strategy, the Fund's assets are invested in equity securities with both growth and/or value characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

8

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an actively managed portfolio of equity securities, but who prefer investing in larger, established companies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

9

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	16.89%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-21.93%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	-0.49%	-0.36%	3.17%
Institutional Class Return After Taxes on Distributions	-0.69%	-0.87%	2.56%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	-0.07%	-0.36%	2.62%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Manager:

Principal Management Corporation

•	Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):

ClearBridge Advisors, LLC

•	Scott Glasser (since 2009), Senior Portfolio Manager and Managing Director
•	Michael Kagan (since 2009), Senior Portfolio Manager and Managing Director

T. Rowe Price Associates, Inc.

•	Anna M. Dopkin (since 2007), Vice President
•	Ann M. Holcomb (since 2009), Vice President

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
10

LargeCap Growth Fund

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.63%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.65%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$66	$208	$362	$810

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64.8% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Growth Index (as of December 31, 2011, this range was between approximately $578 million and $401.25 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

11

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	15.75%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-25.80%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	-4.33%	0.26%	2.00%
Institutional Class Return After Taxes on Distributions	-4.44%	0.17%	1.91%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	-2.82%	0.22%	1.71%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	2.64%	2.50%	2.60%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

12

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Columbus Circle Investors

•	Thomas J. Bisighini (since 2009), Managing Director /Co-Portfolio Manager
•	Anthony Rizza (since 2005), Senior Managing Director/Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
13

LargeCap Growth Fund I

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fee	0.62%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.63%
Fee Waiver(1)	0.02%
Total Annual Fund Operating Expenses after Fee Waiver	0.61%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2013. The fee waiver will reduce the Fund's Management Fees by 0.016% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$62	$199	$349	$784

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52.0% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with large market capitalizations (those with market capitalization ranges similar to the companies in the Russell 1000® Growth Index (as of December 31, 2011, this range was between approximately $578 million and $401.25 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund may also invest in securities of foreign companies.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.

14

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	19.84%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.75%

15

Average Annual Total Returns
For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	-0.31%	3.21%	2.72%
Institutional Class Return After Taxes on Distributions	-0.89%	2.92%	2.42%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	0.54%	2.72%	2.29%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	2.64%	2.50%	2.60%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Manager:

Principal Management Corporation

•	Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):

Brown Advisory, LLC

•	Kenneth M. Stuzin (since 2009), Partner and U.S. Large-Cap Growth Equity Portfolio Manager

T. Rowe Price Associates, Inc.

•	Robert W. Sharps, (since 2004), Vice President

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
16

LargeCap Growth Fund II

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees(1)	0.88%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.88%
Fee Waiver(2)	0.01%
Total Annual Fund Operating Expenses after Fee Waiver	0.87%

(1)	Management Fees have been restated to reflect current fees. Effective November 1, 2011, management fees were reduced.
(2)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2013. The fee waiver will reduce the Fund's Management Fees by 0.014% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$89	$280	$486	$1,083

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73.7% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Growth Index (as of December 31, 2011, the range was between approximately $578 million and $401.25 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

17

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	15.82%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.90%

18

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	1.00%	2.50%	2.68%
Institutional Class Return After Taxes on Distributions	-0.39%	1.69%	2.03%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	2.41%	1.97%	2.14%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	2.64%	2.50%	2.60%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Manager:

Principal Management Corporation

•	Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):

American Century Investment Management, Inc.

•	Prescott LeGard (since 2000), Vice President and Portfolio Manager
•	Gregory J. Woodhams (since 2000), Chief Investment Officer, U.S. Growth Equity - Large Cap, Senior Vice President and Senior Portfolio Manager

Montag & Caldwell, LLC

•	Ronald E. Canakaris (since 2009), Chairman and CIO
•	Charles E. Markwalter (since 2009), Vice President
•	Grover C. Maxwell III (since 2009), Executive Vice President

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
19

LargeCap S&P 500 Index Fund

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.15%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.17%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$17	$55	$96	$217

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4.3% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that compose the S&P 500 Index at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe. As of December 31, 2011, the market capitalization range of the Index was between approximately $1.5 billion and $401.25 billion. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. The Fund may utilize derivative strategies. Specifically, the Fund invests in index futures and options on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Note:	“Standard & Poor's 500" and "S&P 500®" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

20

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	15.80%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.11%

21

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	2.00%	-0.42%	2.71%
Institutional Class Return After Taxes on Distributions	1.70%	-0.74%	2.30%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	1.69%	-0.38%	2.27%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	Thomas L. Kruchten (since 2011), Research Analyst and Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
22

LargeCap Value Fund

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.43%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.46%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$47	$148	$258	$579

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 130.9% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Value Index, which as of December 31, 2011, ranged between approximately $362 million and $401.25 billion) at the time of purchase. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund may actively trade portfolio securities.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

23

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	15.95%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-21.80%

24

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	1.39%	-2.77%	3.19%
Institutional Class Return After Taxes on Distributions	1.17%	-3.32%	2.59%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	1.20%	-2.36%	2.70%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	0.39%	-2.64%	3.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	Arild Holm (since 2007), Portfolio Manager
•	Jeffrey A. Schwarte (since 2010), Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
25

LargeCap Value Fund I

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.77%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.77%
Fee Waiver(1)	0.01%
Total Annual Fund Operating Expenses after Fee Waiver	0.76%

(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2013. The fee waiver will reduce the Fund's Management Fees by 0.014% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$78	$245	$427	$953

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95.4% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Value Index (as of December 31, 2011, this range was between approximately $362 million and $401.25 billion)) at the time of purchase. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

26

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities but prefer investing in companies that appear to be considered undervalued relative to similar companies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class shares were first sold (June 1, 2004).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	19.23%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-24.98%

27

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	-1.73%	-3.91%	2.42%
Institutional Class Return After Taxes on Distributions	-1.98%	-4.22%	2.08%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	-0.80%	-3.28%	2.07%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	0.39%	-2.64%	3.66%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Manager:

Principal Management Corporation

•	Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):

Herndon Capital Management, LLC

•	Randell A. Cain, Jr. (since 2011), Principal/Portfolio Manager

Thompson, Siegel & Walmsley LLC

•	Elizabeth Cabell Jennings (since 2009), Portfolio Manager
•	Paul Ferwerda (since 2011), Portfolio Manager
•	Charles J. Wittmann (since 2009), Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
28

LargeCap Value Fund III

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.78%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.79%
Fee Waiver(1)	0.01%
Total Annual Fund Operating Expenses after Fee Waiver	0.78%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2013. The fee waiver will reduce the Fund's Management Fees by 0.012% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$80	$251	$438	$977

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70.9% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in companies with large market capitalizations similar to companies in the Russell 1000® Value Index (approximately $362 million to $401.25 billion as of December 31, 2011) at the time of purchase. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

29

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	15.89%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-21.54%

30

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	-2.92%	-5.74%	1.78%
Institutional Class Return After Taxes on Distributions	-3.19%	-6.20%	1.27%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	-1.55%	-4.75%	1.55%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	0.39%	-2.64%	3.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Manager:

Principal Management Corporation

•	Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):

Barrow, Hanley, Mewhinney & Strauss, LLC.

•	James P. Barrow (since 2011), Executive Director and Portfolio Manager
•	Robert J. Chambers (since 2011), Managing Director and Portfolio Manager
•	Timothy J. Culler (since 2011), Managing Director and Portfolio Manager
•	Mark Giambrone (since 2011), Managing Director and Portfolio Manager
•	Ray Nixon Jr. (since 2011), Executive Director and Portfolio Manager

Westwood Management Corp.

•	Lisa Dong (since 2010), Vice President and Research Analyst
•	Mark R. Freeman (since 2008), Senior Vice President and Portfolio Manager
•	Scott D. Lawson (since 2008), Vice President and Senior Research Analyst
•	Jay K. Singhania (since 2008), Vice President and Research Analyst

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
31

Principal Capital Appreciation Fund

Objective:	The Fund seeks to provide long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.51%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.52%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$53	$167	$291	$653

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.7% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in equity securities of companies with any market capitalization, but may, have a greater exposure to large market capitalization companies than small or medium capitalization companies.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

32

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on November 24,1986.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	20.57%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.66%

33

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	0.30%	1.79%	5.25%
Institutional Class Return After Taxes on Distributions	-0.05%	1.12%	4.78%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	0.66%	1.47%	4.55%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	-0.01%	3.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Edge Asset Management, Inc.

•	Daniel R. Coleman (since 2010), Head of Equities, Portfolio Manager
•	Philip M. Foreman (since 2002), Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
34

MidCap Blend Fund

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.63%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.65%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$66	$208	$362	$810

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.2% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Index (as of December 31, 2011, this range was between approximately $29.19 million and $20.47 billion) at the time of purchase.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

35

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	17.76%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-23.77%

36

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	8.02%	5.22%	8.67%
Institutional Class Return After Taxes on Distributions	6.89%	4.31%	7.77%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	6.43%	4.33%	7.46%
Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)	-1.55%	1.41%	6.99%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	K. William Nolin (since 2000), Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
37

MidCap Growth Fund

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.65%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.73%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$75	$233	$406	$906

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 155.1% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Growth Index (as of December 31, 2011, this range was between approximately $578 million and $20.47 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund may actively trade portfolio securities and invest its assets in the securities of foreign issuers.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

38

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q4 ‘10	17.62%
Lowest return for a quarter during the period of the bar chart above:	Q2 ‘02	-28.41%

39

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	-6.59%	3.12%	1.67%
Institutional Class Return After Taxes on Distributions	-8.80%	2.41%	1.32%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	-2.47%	2.57%	1.38%
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	-1.65%	2.44%	5.29%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Columbus Circle Investors

•	Clifford G. Fox (since 2005), Senior Managing Director/Portfolio Manager
•	Michael Iacono (since 2008), Managing Director/Co-Portfolio Manager
•	Katerina Wasserman (since 2010), Senior Vice President, Co-Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
40

MidCap Growth Fund III

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.96%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.97%
Fee Waiver(1)	0.02%
Total Annual Fund Operating Expenses after Fee Waiver	0.95%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2013. The fee waiver will reduce the Fund's Management Fees by 0.022% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$97	$307	$534	$1,188

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 107.8% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Growth Index (as of December 31, 2011, this range was between approximately $578 million and $20.47 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund may actively trade portfolio securities.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.

41

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	20.43%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-28.66%

42

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	-4.42%	2.55%	4.40%
Institutional Class Return After Taxes on Distributions	-4.42%	2.36%	4.25%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	-2.87%	2.20%	3.85%
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	-1.65%	2.44%	5.29%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Manager:

Principal Management Corporation

•	Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):

Jacobs Levy Equity Management, Inc.

•	Bruce I. Jacobs (since 2008), President, Co-Chief Investment Officer
•	Kenneth N. Levy (since 2008), Vice President, Co-Chief Investment Officer

Turner Investments, L.P.

•	Christopher K. McHugh (since 2000), Vice Chairman/Senior Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
43

MidCap S&P 400 Index Fund

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.15%
Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.27%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$28	$87	$152	$343

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15.8% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the mid cap universe. As of December 31, 2011, the market capitalization range of the Index was between approximately $445 million and 8.05 billion. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. The Fund invests in index futures and options and exchange-traded funds ("ETFs") on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Note:	“Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

44

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	19.87%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-25.73%

45

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	-1.95%	3.11%	6.72%
Institutional Class Return After Taxes on Distributions	-2.72%	2.32%	6.02%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	-0.35%	2.51%	5.73%
S&P 400 MidCap Stock Index (reflects no deduction for fees, expenses, or taxes)	-1.73%	3.32%	7.04%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	Thomas L. Kruchten (since 2011), Research Analyst and Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
46

MidCap Value Fund I

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.98%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	1.00%
Fee Waiver(1)	0.02%
Total Annual Fund Operating Expenses after Fee Waiver	0.98%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2013. The fee waiver will reduce the Fund's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$100	$316	$550	$1,222

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80.3% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of equity securities of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap® Value Index (as of December 31, 2011, the range was between approximately $29.19 million and $20.47 billion)) at the time of purchase. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund will also invest in real estate investment trusts.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

47

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class shares were first sold (December 29, 2003).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	22.38%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-23.74%

48

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	-3.93%	1.02%	7.02%
Institutional Class Return After Taxes on Distributions	-4.03%	0.40%	6.18%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	-2.42%	0.72%	5.89%
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	-1.38%	0.04%	6.70%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Manager:

Principal Management Corporation

•	Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):

Goldman Sachs Asset Management, L.P.

•	Dolores Bamford (since 2003), Managing Director
•	Andrew Braun (since 2003), Managing Director, Co-CIO
•	Sean Gallagher (since 2003), Managing Director, Co-CIO

Los Angeles Capital Management and Equity Research, Inc.

•	Daniel E. Allen (since 2011), Director of Global Equities
•	Hal W. Reynolds (since 2005), Chief Investment Officer
•	Thomas D. Stevens (since 2005), Chairman and President

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
49

MidCap Value Fund III

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.65%
Other Expenses	3.53%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	4.20%
Fee Waiver and Expense Reimbursement(1) (2)	3.49%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	0.71%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses and Acquired Fund Fees and Expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.69% for Institutional class shares. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
(2)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2013. The fee waiver will reduce the Fund's Management Fees by 0.014% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$73	$900	$1,802	$4,122

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 86.4% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Value Index (as of December 31, 2011, this range was between approximately $29.19 million and $20.47 billion)) at the time of purchase. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund may invest in real estate investment trusts.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

50

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	19.21%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.42%

51

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	2.47%	0.51%	6.59%
Institutional Class Return After Taxes on Distributions	2.27%	-0.01%	5.58%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	1.87%	0.35%	5.43%
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	-1.38%	0.04%	7.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Manager:

Principal Management Corporation

•	Mariateresa Monaco (since 2010), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):

Barrow, Hanley, Mewhinney & Strauss, LLC

•	James P. Barrow (since 2005), Portfolio Manager, Executive Director
•	Mark Giambrone (since 2005), Portfolio Manager, Managing Director

Principal Global Investors, LLC

•	Joel Fortney (since 2011), Portfolio Manager
•	Jeffrey A. Schwarte (since 2005), Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
52

SmallCap Blend Fund

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.75%
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.82%
Expense Reimbursement(1)	—
Total Annual Fund Operating Expenses After Expense Reimbursement	0.82%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses and Acquired Fund Fees and Expenses, (expressed as a percent of average net assets on an annualized basis) not to exceed 0.80% for Institutional class shares. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$84	$262	$455	$1,014

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76.1% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Index (as of December 31, 2011, this range was between approximately $4.5 million and $3.7 billion)) at the time of purchase.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.

53

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expense of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	19.83%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-26.13%

54

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	-1.56%	-0.76%	5.24%
Institutional Class Return After Taxes on Distributions	-1.56%	-1.11%	4.74%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	-1.02%	-0.70%	4.52%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	-4.18%	0.15%	5.62%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	Phil Nordhus (since 2006), Portfolio Manager
•	Brian Pattinson (since 2011), Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
55

SmallCap Growth Fund I

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	1.08%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	1.09%
Fee Waiver(1)	0.02%
Total Annual Fund Operating Expenses after Fee Waiver	1.07%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2013. The fee waiver will reduce the Fund's Management Fees by 0.022% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$109	$344	$599	$1,327

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 90.3% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of: 1) $4.0 billion or 2) the highest market capitalization of the companies in the Russell 2000® Growth Index (as of December 31, 2011, the range was between approximately $4.5 million and $3.7 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

56

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	20.37%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-29.22%

57

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	0.54%	4.03%	3.62%
Institutional Class Return After Taxes on Distributions	-0.30%	3.52%	3.30%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	1.41%	3.34%	3.07%
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	-2.91%	2.09%	4.48%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Manager:

Principal Management Corporation

•	Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):

AllianceBernstein L.P.

•	Bruce K. Aronow (since 2003), US Small/SMID Cap Growth Team Leader and Portfolio Analyst/Manager
•	N. Kumar Kirpalani (since 2003), Portfolio Analyst/Manager--US Small/SMID Cap Growth
•	Samantha S. Lau (since 2003), Portfolio Analyst/Manager--US Small/SMID Cap Growth
•	Wen-Tse Tseng (since 2008), Portfolio Analyst/Manager--US Small/SMID Cap Growth

Brown Advisory, LLC

•	Christopher A. Berrier (since 2010), Partner and Co-Portfolio Manager, US Small-Cap Growth
•	Timothy W. Hathaway (since 2010), Partner and Co-Portfolio Manager, US Small-Cap Growth

Columbus Circle Investors

•	Clifford G. Fox (since 2009), Senior Managing Director/Portfolio Manager
•	Katerina Wasserman (since 2010), Senior Vice President, Co-Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
58

SmallCap Growth Fund II

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	1.00%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	1.03%
Fee Waiver(1)	0.02%
Total Annual Fund Operating Expenses after Fee Waiver	1.01%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2013. The fee waiver will reduce the Fund's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$103	$325	$566	$1,257

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77.0% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000® Growth Index (as of December 31, 2011, this range was between approximately $4.5 million and $3.7 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

59

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	21.27%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-29.82%

60

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	-4.35%	-0.34%	3.37%
Institutional Class Return After Taxes on Distributions	-4.35%	-0.55%	3.02%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	-2.83%	-0.31%	2.90%
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	-2.91%	2.09%	4.48%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Manager:

Principal Management Corporation

•	Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):

Emerald Advisers, Inc.

•	Joseph W. Garner (since 2005), Portfolio Manager and Director of Research
•	Kenneth G. Mertz II (since 1992), Portfolio Manager, Chief Investment Officer, and President
•	Stacey L. Sears (since 2002), Portfolio Manager and Senior Vice President

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
61

SmallCap S&P 600 Index Fund

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.15%
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.30%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$31	$97	$169	$381

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19.1% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the small cap universe. As of December 31, 2011, the market capitalization range of the Index was between approximately $37 million and $3.7 billion. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. The Fund invests in index futures and options and exchange-traded funds ("ETFs") on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Note:	"Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

62

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	20.85%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-25.21%

63

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	0.72%	1.77%	6.85%
Institutional Class Return After Taxes on Distributions	0.61%	1.05%	6.21%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	0.63%	1.31%	5.84%
S&P SmallCap 600 Stock Index (reflects no deduction for fees, expenses, or taxes)	1.02%	1.94%	7.09%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	Thomas L. Kruchten (since 2011), Research Analyst and Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
64

SmallCap Value Fund II

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.99%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.11%
Total Annual Fund Operating Expenses	1.11%
Fee Waiver(1)	0.02%
Total Annual Fund Operating Expenses after Fee Waiver	1.09%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2013. The fee waiver will reduce the Fund's Management Fees by 0.024% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$111	$351	$609	$1,350

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54.4% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Value Index (as of December 31, 2011, this range was between approximately $31.87 million and $3.7 billion)) or in securities with market capitalizations of $3.5 billion or less at the time of purchase. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund will also invest in real estate investment trusts.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.

65

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Lifetime results are measured from the date the Institutional Class shares were first sold (June 1, 2004).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	23.87%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-27.06%

66

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	-5.77%	-1.85%	4.43%
Institutional Class Return After Taxes on Distributions	-5.84%	-2.74%	3.26%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	-3.66%	-1.77%	3.45%
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	-5.50%	-1.87%	4.46%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Manager:

Principal Management Corporation

•	Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):

Dimensional Fund Advisors, LP

•	Stephen A. Clark (since 2008), Senior Portfolio Manager, Vice President, and Chairman of the Investment Committee

Los Angeles Capital Management and Equity Research, Inc.

•	Daniel E. Allen (since 2011), Director of Global Equities
•	Hal W. Reynolds (since 2009), Chief Investment Officer
•	Thomas D. Stevens (since 2009), Chairman and President

Vaughan Nelson Investment Management, LP

•	Chris Wallis (since 2005), Senior Portfolio Manager
•	Scott Weber (since 2005), Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
67

Diversified International Fund

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.87%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.91%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$93	$290	$504	$1,120

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75.7% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in equity securities of companies domiciled in any of the nations of the world, including those in countries with emerging markets, which are:

•	companies with their principal place of business or principal office outside the U.S. or
•	companies for which the principal securities trading market is outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in at least 30 countries. Primary consideration is given to securities of corporations of developed areas, such as Western Europe, Canada, and Australasia; however, the Fund may also invest in emerging market securities. The Fund will invest in equity securities of small, medium, and large capitalization companies.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S., including emerging markets, who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

68

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	21.29%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘08	-24.03%

69

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	-11.18%	-4.41%	5.44%
Institutional Class Return After Taxes on Distributions	-11.23%	-4.90%	4.83%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	-6.80%	-3.45%	4.88%
MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	-12.14%	-4.72%	4.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	Paul H. Blankenhagen (since 2003), Portfolio Manager
•	Juliet Cohn (since 2004), Managing Director - Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
70

Global Real Estate Securities Fund

Objective:	The Fund seeks to generate a total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.90%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.99%
Expense Reimbursement(1)	0.04%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.95%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.95% for Institutional class shares. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$97	$311	$543	$1,209

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78.8% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry. For the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITS") and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry such as building supply manufacturers, mortgage lenders, and mortgage servicing companies. The Fund will invest in equity securities of small, medium, and large capitalization companies.

REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs in the U.S. are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code.

Some foreign countries have adopted REIT structures that are very similar to those in the United States. Similarities include pass through tax treatment and portfolio diversification. Other countries may have REIT structures that are significantly different than the U.S. or may not have adopted a REIT like structure at all. The Fund may invest a significant percentage of its portfolio in REITs and foreign REIT-like entities.

71

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. The Fund will typically have investments located in a number of different countries, including the U.S. and countries with emerging securities markets.

The Fund may engage in certain options transactions, enter into financial futures contracts, currency forwards, and related options for the purpose of portfolio hedging and other purposes.

The Fund will concentrate its investments (invest more than 25% of its net assets) in securities in the real estate industry.

Principal Risks

The Fund may be an appropriate investment for investors who seek a total return, want to invest in U.S. and non-U.S. companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries (e.g., energy, real estate, technology, financial services) has greater exposure than other funds to market, economic and other factors affecting that industry.

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

72

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional shares were first sold (October 1, 2007).

During 2010, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	31.10%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-29.70%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	Life of Fund
Institutional Class Return Before Taxes	-5.44%	-5.30%(1)
Institutional Class Return After Taxes on Distributions	-6.29%	-6.43%(1)
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	-3.46%	-5.07%(1)
FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)	-5.82%	-7.12%

(1) During 2010, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

73

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Real Estate Investors, LLC

•	Alastair Gillespie (since 2010), Managing Director, Portfolio Management
•	Simon Hedger (since 2007), Portfolio Manager
•	Anthony Kenkel (since 2010), Portfolio Manager
•	Chris Lepherd (since 2007), Portfolio Manager
•	Kelly D. Rush (since 2007), Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
74

International Emerging Markets Fund

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	1.18%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	1.27%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$129	$403	$697	$1,534

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88.4% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of foreign companies, which are:

•	companies with their principal place of business or principal office in emerging market countries or
•	companies for which their principal securities trading market is an emerging market country.

Here, "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and MSCI Emerging Markets Index). These countries generally include every nation in the world except the United States, Canada, Japan, and Australasia, and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. The Fund will invest in equity securities of small, medium, and large capitalization companies.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

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Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	29.13%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘08	-29.07%

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Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	-17.65%	1.25%	13.84%
Institutional Class Return After Taxes on Distributions	-17.58%	0.40%	12.70%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	-10.98%	0.97%	12.10%
MSCI - Emerging Markets NDTR D Index (reflects no deduction for fees, expenses, or taxes)	-18.42%	2.40%	13.86%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	Michael Ade (since 2007), Portfolio Manager
•	Mihail Dobrinov (since 2007), Portfolio Manager
•	Michael L. Reynal (since 2001), Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
77

International Fund I

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees(1)	0.95%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	1.00%
Fee Waiver(2)	0.03%
Total Annual Fund Operating Expenses after Fee Waiver	0.97%

(1)	Management Fees have been restated to reflect current fees. Effective November 1, 2011, management fees were reduced.
(2)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2013. The fee waiver will reduce the Fund's Management Fees by 0.026% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$99	$315	$549	$1,221

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 90.5% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in equity securities of foreign companies. Foreign companies are:

•	companies with their principal place of business or principal office outside the U.S. or
•	companies for which the principal securities trading market is outside the U.S.

The Fund's investments will normally be diversified across many different countries and regions, including countries with emerging markets. The Fund will invest in equity securities of small, medium, and large capitalization companies.

The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

78

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S., including emerging markets, who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class shares were first sold (December 29, 2003).

79

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	22.60%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘11	-22.83%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	-15.15%	-5.53%	3.42%
Institutional Class Return After Taxes on Distributions	-15.13%	-5.95%	2.83%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	-9.31%	-4.39%	3.08%
MSCI - EAFE Index NDTR D Index (reflects no deduction for fees, expenses, or taxes)	-12.14%	-4.72%	4.07%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Manager:

Principal Management Corporation

•	Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):

Pyramis Global Advisors, LLC

•	Cesar E. Hernandez (since 2003), Portfolio Manager

Schroder Investment Management North America Inc.

Sub-Sub-Advisor(s) and Portfolio Manager(s):

Schroder Investment Management North America Limited

•	Virginie Maisonneuve (since 2010), Head of Global and International Equities
•	Simon Webber (since 2010), Global and International Equities – Fund Manager and Global Sector Specialist

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
80

Overseas Fund (formerly known as International Value Fund I)

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	1.08%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	1.11%
Fee Waiver and Expense Reimbursement(1) (2)	0.03%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	1.08%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.10% for Institutional class shares. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
(2)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2013. The fee waiver will reduce the Fund's Management Fees by 0.03% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$110	$349	$608	$1,349

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38.6% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of foreign companies. The Fund will invest in emerging market countries. Foreign companies are:

•	companies with their principal place of business or principal office outside the U.S. or
•	companies for which the principal securities trading market is outside the U.S.

The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund will invest in equity securities of small, medium, and large capitalization companies.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

81

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S., including emerging markets, who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class Shares were first sold (September 30, 2008).

82

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	22.88%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘11	-21.11%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	Life of Fund
Institutional Class Return Before Taxes	-11.45%	2.11%
Institutional Class Return After Taxes on Distributions	-12.44%	1.11%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	-6.28%	1.76%
MSCI EAFE Value Index (reflects no deduction for fees, expenses, or taxes)	-12.17%	-0.74%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Manager:

Principal Management Corporation

•	Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):

Barrow, Hanley, Mewhinney & Strauss, LLC

•	David A. Hodges, Jr. (since 2010), Portfolio Manager, Managing Director
•	Randolph S. Wrighton, Jr. (since 2010), Assistant Portfolio Manager, Director

Causeway Capital Management LLC

•	James A. Doyle (since 2008), Director, Portfolio Manager
•	Kevin Durkin (since 2008), Director, Portfolio Manager
•	Jonathan P. Eng (since 2008), Director, Portfolio Manager
•	Harry W. Hartford (since 2008), President, Portfolio Manager
•	Sarah H. Ketterer (since 2008), Chief Executive Officer, Portfolio Manager
83

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
84

Real Estate Securities Fund

Objective:	The Fund seeks to generate a total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.83%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.85%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$87	$271	$471	$1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29.3% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry. For this Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Fund will invest in equity securities of small, medium, and large capitalization companies.

REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code.

The Fund will concentrate its investments (invest more than 25% of its net assets) in securities in the real estate industry.

The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

85

Principal Risks

The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries (e.g., energy, real estate, technology, financial services) has greater exposure than other funds to market, economic and other factors affecting that industry.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class Shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

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Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	33.10%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-33.84%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	9.25%	-0.51%	11.90%
Institutional Class Return After Taxes on Distributions	8.91%	-1.99%	10.33%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	6.01%	-0.96%	9.98%
MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)	8.69%	-1.51%	10.16%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Real Estate Investors, LLC

•	Matt Richmond (since 2010), Portfolio Manager
•	Kelly D. Rush (since 2000), Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
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Principal LifeTime 2010 Fund

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.03%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.65%
Total Annual Fund Operating Expenses	0.69%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$70	$221	$384	$859

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 16.4% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

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In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

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Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

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Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class shares were first sold (March 1, 2001).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2011, the weightings for the Principal LifeTime 2010 Blended Index were 38.8% Russell 3000® Index, 13.7% MSCI-EAFE Index NDTR D, and 47.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2012, the weightings for the Principal LifeTime 2010 Blended Index will be 32.40% Russell 3000® Index, 11.60% MSCI-EAFE Index NDTR D, and 56.00% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	14.17%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-16.27%

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Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	1.16%	0.78%	4.55%
Institutional Class Return After Taxes on Distributions	0.38%	-0.35%	3.55%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	0.88%	0.11%	3.43%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	-0.01%	3.51%
MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	-12.14%	-4.72%	4.67%
Principal LifeTime 2010 Blended Index (reflects no deduction for fees, expenses, or taxes)	4.50%	2.88%	4.66%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Managers:

Principal Management Corporation

•	James W. Fennessey (since 2007), Vice President
•	Jeffrey R. Tyler (since 2011), Vice President
•	Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
•	Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
92

Principal LifeTime 2015 Fund

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.03%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.67%
Total Annual Fund Operating Expenses	0.71%
Expense Reimbursement(1)	—
Total Annual Fund Operating Expenses After Expense Reimbursement	0.71%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses and Acquired Fund Fees and Expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.08% for Institutional class shares. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$73	$227	$395	$883

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 14.0% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.

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Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:

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Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

95

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class Shares were first sold (February 29, 2008).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2011, the weightings for the Principal LifeTime 2015 Blended Index were 43.9% Russell 3000® Index, 16.1% MSCI-EAFE Index NDTR D, and 40.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2012, the weightings for the Principal LifeTime 2015 Blended Index will be 39.25% Russell 3000® Index, 14.50% MSCI-EAFE Index NDTR D, and 46.25% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	14.34%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘11	-10.77%

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Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	Life of Fund
Institutional Class Return Before Taxes	0.01%	1.22%
Institutional Class Return After Taxes on Distributions	-1.02%	0.33%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	0.29%	0.61%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.17%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	1.13%
MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	-12.14%	-6.67%
Principal LifeTime 2015 Blended Index (reflects no deduction for fees, expenses, or taxes)	2.59%	2.32%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Managers:

Principal Management Corporation

•	James W. Fennessey (since 2008), Vice President
•	Jeffrey R. Tyler (since 2011), Vice President
•	Randy L. Welch (since 2008), Vice President

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
•	Dirk Laschanzky (since 2008), Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
97

Principal LifeTime 2020 Fund

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.03%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.70%
Total Annual Fund Operating Expenses	0.74%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$76	$237	$411	$918

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 8.8% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

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In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

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Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

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Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class shares were first sold (March 1, 2001).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2011, the weightings for the Principal LifeTime 2020 Blended Index were 49.0% Russell 3000® Index, 18.5% MSCI-EAFE Index NDTR D, and 32.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2012, the weightings for the Principal LifeTime 2020 Blended Index will be 47.45% Russell 3000® Index, 17.55% MSCI-EAFE Index NDTR D, and 35.00% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	16.10%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-18.35%

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Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	-1.11%	0.20%	4.66%
Institutional Class Return After Taxes on Distributions	-1.74%	-0.78%	3.76%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	-0.54%	-0.27%	3.61%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	-0.01%	3.51%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	-12.14%	-4.72%	4.67%
Principal LifeTime 2020 Blended Index (reflects no deduction for fees, expenses, or taxes)	0.63%	1.31%	4.24%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Managers:

Principal Management Corporation

•	James W. Fennessey (since 2007), Vice President
•	Jeffrey R. Tyler (since 2011), Vice President
•	Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
•	Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
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Principal LifeTime 2025 Fund

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.03%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.71%
Total Annual Fund Operating Expenses	0.75%
Expense Reimbursement(1)	—
Total Annual Fund Operating Expenses After Expense Reimbursement	0.75%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses and Acquired Fund Fees and Expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.08% for Institutional class shares. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$77	$240	$417	$930

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 12.7% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset

103

class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:

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Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

105

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class Shares were first sold (February 29, 2008).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2011, the weightings for the Principal LifeTime 2025 Blended Index were 52.3% Russell 3000® Index, 20.2% MSCI-EAFE Index NDTR D, and 27.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2012, the weightings for the Principal LifeTime 2025 Blended Index will be 51.65% Russell 3000® Index, 19.25% MSCI-EAFE Index NDTR D, and 29.10% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

106

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	15.65%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘11	-13.65%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	Life of Fund
Institutional Class Return Before Taxes	-1.76%	0.26%
Institutional Class Return After Taxes on Distributions	-2.42%	-0.42%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	-0.88%	-0.08%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	1.13%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.17%
MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	-12.14%	-6.67%
Principal LifeTime 2025 Blended Index (reflects no deduction for fees, expenses, or taxes)	-0.08%	1.07%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Managers:

Principal Management Corporation

•	James W. Fennessey (since 2008), Vice President
•	Jeffrey R. Tyler (since 2011), Vice President
•	Randy L. Welch (since 2008), Vice President

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
•	Dirk Laschanzky (since 2008), Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
107

Principal LifeTime 2030 Fund

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.03%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.72%
Total Annual Fund Operating Expenses	0.76%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$78	$243	$422	$942

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 10.7% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

108

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

109

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

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Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class shares were first sold (March 1, 2001).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2011, the weightings for the Principal LifeTime 2030 Blended Index were 55.8% Russell 3000® Index, 21.7% MSCI-EAFE Index NDTR D, and 22.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2012, the weightings for the Principal LifeTime 2030 Blended Index will be 56.25% Russell 3000® Index, 21.00% MSCI-EAFE Index NDTR D, and 22.75% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	17.01%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-19.94%

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Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	-2.23%	-0.29%	4.42%
Institutional Class Return After Taxes on Distributions	-2.76%	-1.16%	3.61%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	-1.19%	-0.60%	3.48%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	-0.01%	3.51%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	-12.14%	-4.72%	4.67%
Principal LifeTime 2030 Blended Index (reflects no deduction for fees, expenses, or taxes)	-0.25%	0.54%	3.99%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Managers:

Principal Management Corporation

•	James W. Fennessey (since 2007), Vice President
•	Jeffrey R. Tyler (since 2011), Vice President
•	Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
•	Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
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Principal LifeTime 2035 Fund

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.03%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.73%
Total Annual Fund Operating Expenses	0.78%
Expense Reimbursement(1)	—
Total Annual Fund Operating Expenses After Reimbursement	0.78%

(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses and Acquired Fund Fees and Expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.08% for Institutional class shares. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$80	$249	$433	$966

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 6.1% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset

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class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:

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Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

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Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class Shares were first sold (February 29, 2008).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2011, the weightings for the Principal LifeTime 2035 Blended Index were 58.3% Russell 3000® Index, 23.0% MSCI-EAFE Index NDTR D, and 18.7% Barclays Capital Aggregate Bond Index. Effective March 31, 2012, the weightings for the Principal LifeTime 2035 Blended Index will be 59.65% Russell 3000® Index, 23.00% MSCI-EAFE Index NDTR D, and 17.35% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

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Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	16.61%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘11	-15.22%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	Life of Fund
Institutional Class Return Before Taxes	-2.87%	-0.32%
Institutional Class Return After Taxes on Distributions	-3.39%	-0.89%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	-1.54%	-0.49%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	1.13%
MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	-12.14%	-6.67%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.17%
Principal LifeTime 2035 Blended Index (reflects no deduction for fees, expenses, or taxes)	-0.74%	0.45%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Managers:

Principal Management Corporation

•	James W. Fennessey (since 2008), Vice President
•	Jeffrey R. Tyler (since 2011), Vice President
•	Randy L. Welch (since 2008), Vice President

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
•	Dirk Laschanzky (since 2008), Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
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Principal LifeTime 2040 Fund

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.03%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.74%
Total Annual Fund Operating Expenses	0.78%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$80	$249	$433	$966

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 12.6% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

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In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

119

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

120

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class shares were first sold (March 1, 2001).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2011, the weightings for the Principal LifeTime 2040 Blended Index were 60.6% Russell 3000® Index, 24.4% MSCI-EAFE Index NDTR D, and 15.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2012, the weightings for the Principal LifeTime 2040 Blended Index will be 62.80% Russell 3000® Index, 25.00% MSCI-EAFE Index NDTR D, and 12.20% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	17.41%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-21.32%

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Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	-3.38%	-0.82%	4.03%
Institutional Class Return After Taxes on Distributions	-3.81%	-1.57%	3.33%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	-1.91%	-0.96%	3.21%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	-0.01%	3.51%
MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	-12.14%	-4.72%	4.67%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
Principal LifeTime 2040 Blended Index (reflects no deduction for fees, expenses, or taxes)	-1.22%	-0.11%	3.80%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Managers:

Principal Management Corporation

•	James W. Fennessey (since 2007), Vice President
•	Jeffrey R. Tyler (since 2011), Vice President
•	Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
•	Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
122

Principal LifeTime 2045 Fund

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.03%
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.75%
Total Annual Fund Operating Expenses	0.81%
Expense Reimbursement(1)	—
Total Annual Fund Operating Expenses After Expense Reimbursement	0.81%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses and Acquired Fund Fees and Expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.08% for Institutional class shares. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$83	$259	$450	$1,002

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 4.5% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset

123

class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of at the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:

124

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

125

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class Shares were first sold (February 29, 2008).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2011, the weightings for the Principal LifeTime 2045 Blended Index were 62.4% Russell 3000® Index, 25.1% MSCI-EAFE Index NDTR D, and 12.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2012, the weightings for the Principal LifeTime 2045 Blended Index will be 64.35% Russell 3000® Index, 26.30% MSCI-EAFE Index NDTR D, and 9.35% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	17.31%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘11	-16.15%

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Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	Life of Fund
Institutional Class Return Before Taxes	-3.66%	-0.70%
Institutional Class Return After Taxes on Distributions	-4.15%	-1.23%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	-2.07%	-0.78%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	1.13%
MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	-12.14%	-6.67%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.17%
Principal LifeTime 2045 Blended Index (reflects no deduction for fees, expenses, or taxes)	-1.62%	-0.09%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Managers:

Principal Management Corporation

•	James W. Fennessey (since 2008), Vice President
•	Jeffrey R. Tyler (since 2011), Vice President
•	Randy L. Welch (since 2008), Vice President

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
•	Dirk Laschanzky (since 2008), Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
127

Principal LifeTime 2050 Fund

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.03%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.75%
Total Annual Fund Operating Expenses	0.79%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$81	$252	$439	$978

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 15.5% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

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In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

129

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

130

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class shares were first sold (March 1, 2001).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2011, the weightings for the Principal LifeTime 2050 Blended Index were 64.2% Russell 3000® Index, 25.8% MSCI-EAFE Index NDTR D, and 10.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2012, the weightings for the Principal LifeTime 2050 Blended Index will be 65.90%, Russell 3000® Index, 27.60% MSCI-EAFE Index NDTR D, and 6.50% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	17.82%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-21.98%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	-4.02%	-1.15%	3.76%
Institutional Class Return After Taxes on Distributions	-4.44%	-1.88%	3.11%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	-2.36%	-1.21%	3.02%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	-0.01%	3.51%
MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	-12.14%	-4.72%	4.67%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
Principal LifeTime 2050 Blended Index (reflects no deduction for fees, expenses, or taxes)	-2.14%	-0.51%	3.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

131

Management

Investment Advisor and Portfolio Managers:

Principal Management Corporation

•	James W. Fennessey (since 2007), Vice President
•	Jeffrey R. Tyler (since 2011), Vice President
•	Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
•	Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
132

Principal LifeTime 2055 Fund

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.03%
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.75%
Total Annual Fund Operating Expenses	0.91%
Expense Reimbursement(1)	0.08%
Total Annual Fund Operating Expenses After Fee Expense Reimbursement	0.83%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses and Acquired Fund Fees and Expenses, (expressed as a percent of average net assets on an annualized basis) not to exceed 0.08% for Institutional class shares. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$85	$281	$495	$1,111

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 22.5% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset

133

class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:

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Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

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Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class Shares were first sold (February 29, 2008).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2011, the weightings for the Principal LifeTime 2055 Blended Index were 64.2% Russell 3000® Index, 25.8% MSCI EAFE NDTR-D Index, and 10.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2012, the weightings for the Principal LifeTime 2055 Blended Index will be 65.90% Russell 3000® Index, 27.60% MSCI EAFE NDTR-D Index, and 6.50% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	17.40%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘11	-17.02%

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Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	Life of Fund
Institutional Class Return Before Taxes	-4.34%	-1.01%
Institutional Class Return After Taxes on Distributions	-4.76%	-1.49%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	-2.46%	-1.02%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	1.13%
MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	-12.14%	-6.67%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.17%
Principal LifeTime 2055 Blended Index (reflects no deduction for fees, expenses, or taxes)	-2.55%	-0.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Managers:

Principal Management Corporation

•	James W. Fennessey (since 2008), Vice President
•	Jeffrey R. Tyler (since 2011), Vice President
•	Randy L. Welch (since 2008), Vice President

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
•	Dirk Laschanzky (since 2008), Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
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Principal LifeTime Strategic Income Fund

Objective:	The Fund seeks current income, and as a secondary objective, capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.03%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.58%
Total Annual Fund Operating Expenses	0.62%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$63	$199	$346	$774

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 19.8% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors primarily seeking current income and secondarily capital appreciation. The Fund's asset allocation is designed for investors who are approximately 15 years beyond the normal retirement age of 65. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

138

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

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Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

140

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class shares were first sold (March 1, 2001).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2011, the weightings for the Principal LifeTime Strategic Income Blended Index were 19.0% Russell 3000® Index, 6.0% MSCI-EAFE Index NDTR D, and 75.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2012, the weightings for the Principal LifeTime Strategic Income Blended Index will be 19.40% Russell 3000® Index, 5.60% MSCI-EAFE Index NDTR D, and 75.00% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	9.86%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-11.26%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	3.56%	1.53%	4.43%
Institutional Class Return After Taxes on Distributions	2.57%	0.10%	3.24%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	2.38%	0.51%	3.17%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	-0.01%	3.51%
MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	-12.14%	-4.72%	4.67%
Principal LifeTime Strategic Income Blended Index (reflects no deduction for fees, expenses, or taxes)	5.97%	5.00%	5.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

141

Management

Investment Advisor and Portfolio Managers:

Principal Management Corporation

•	James W. Fennessey (since 2007), Vice President
•	Jeffrey R. Tyler (since 2011), Vice President
•	Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
•	Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
142

Strategic Asset Management (“SAM”) Balanced Portfolio

Objective:	The Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.34%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.65%
Total Annual Fund Operating Expenses	1.01%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$103	$322	$558	$1,236

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 29.6% of the average value of its portfolio.

Principal Investment Strategies

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:

•	Generally invests between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as mortgage-backed securities, government and government-sponsored securities, corporate bonds and preferred securities)
•	Generally invests between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund (equity funds that generally invest in US and international (including emerging markets) equity securities) and
•	Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer enhanced diversification beyond traditional equity securities and fixed-income securities)
143

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks

The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.

The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company’s capital structure and therefore can be subject to greater credit and liquidation risk. An issuer of preferred securities could redeem the security prior to the stated maturity date and reduce the return of the security.

144

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (60/40) are 60% S&P 500 Index and 40% Barclays Capital Aggregate Bond Index.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	13.57%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-14.44%

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Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	0.91%	2.71%	4.77%
Institutional Class Return After Taxes on Distributions	0.28%	1.49%	3.82%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	0.87%	1.87%	3.73%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
Capital Benchmark (60/40) (reflects no deduction for fees, expenses, or taxes)	4.69%	2.84%	4.40%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Edge Asset Management, Inc.

•	Charles D. Averill (since 2010), Portfolio Manager
•	Jill R. Cuniff (since 2010), President and Portfolio Manager
•	Todd A. Jablonski (since 2010), Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
146

Strategic Asset Management (“SAM”) Conservative Balanced Portfolio

Objective:	The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.34%
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.61%
Total Annual Fund Operating Expenses	0.98%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$100	$312	$542	$1,201

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 21.4% of the average value of its portfolio.

Principal Investment Strategies

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:

•	Generally invests between 40% and 80% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as mortgage-backed securities, government and government-sponsored securities, corporate bonds and preferred securities)
•	Generally invests between 20% and 60% of its assets in equity funds, and less than 30% in any one equity fund (equity funds that generally invest in US and international (including emerging markets) equity securities) and
•	Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer enhanced diversification beyond traditional equity securities and fixed-income securities)
147

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks

The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.

The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

148

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company’s capital structure and therefore can be subject to greater credit and liquidation risk. An issuer of preferred securities could redeem the security prior to the stated maturity date and reduce the return of the security.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (40/60) are 40% S&P 500 Index and 60% Barclays Capital Aggregate Bond Index.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	11.59%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-9.92%

149

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	2.06%	4.00%	5.19%
Institutional Class Return After Taxes on Distributions	1.08%	2.60%	3.97%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	1.62%	2.76%	3.85%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%
Capital Benchmark (40/60) (reflects no deduction for fees, expenses, or taxes)	5.84%	4.20%	4.97%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Edge Asset Management, Inc.

•	Charles D. Averill (since 2010), Portfolio Manager
•	Jill R. Cuniff (since 2010), President and Portfolio Manager
•	Todd A. Jablonski (since 2010), Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
150

Strategic Asset Management (“SAM”) Conservative Growth Portfolio

Objective:	The Portfolio seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.34%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.69%
Total Annual Fund Operating Expenses	1.04%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$106	$331	$574	$1,271

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 31.9% of the average value of its portfolio.

Principal Investment Strategies

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:

•	Generally invests between 0% and 40% of its assets in fixed-income funds, and less than 30% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as mortgage-backed securities, government and government-sponsored securities, corporate bonds and preferred securities)
•	Generally invests between 60% and 100% of its assets in equity funds, and less than 40% in any one equity fund (equity funds that generally invest in US and international (including emerging markets) equity securities) and
•	Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer enhanced diversification beyond traditional equity securities and fixed-income securities)

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

151

Principal Risks

The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Agency or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.

The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company’s capital structure and therefore can be subject to greater credit and liquidation risk. An issuer of preferred securities could redeem the security prior to the stated maturity date and reduce the return of the security.

152

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (80/20) are 80% S&P 500 Index and 20% Barclays Capital Aggregate Bond Index.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	14.70%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-19.12%

153

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	-0.51%	1.01%	4.02%
Institutional Class Return After Taxes on Distributions	-0.79%	0.05%	3.38%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	0.05%	0.64%	3.32%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
Capital Benchmark (80/20) (reflects no deduction for fees, expenses, or taxes)	3.45%	1.36%	3.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Edge Asset Management, Inc.

•	Charles D. Averill (since 2010), Portfolio Manager
•	Jill R. Cuniff (since 2010), President and Portfolio Manager
•	Todd A. Jablonski (since 2010), Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
154

Strategic Asset Management (“SAM”) Flexible Income Portfolio

Objective:	The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.34%
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.60%
Total Annual Fund Operating Expenses	0.99%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$101	$315	$547	$1,213

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 19.6% of the average value of its portfolio.

Principal Investment Strategies

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:

•	Generally invests between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as mortgage-backed securities, government and government-sponsored securities, corporate bonds and preferred securities)
•	Generally invests between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund (equity funds that generally invest in US and international (including emerging markets) equity securities) and
•	Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer enhanced diversification beyond traditional equity securities and fixed-income securities)
155

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks

The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.

The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

156

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company’s capital structure and therefore can be subject to greater credit and liquidation risk. An issuer of preferred securities could redeem the security prior to the stated maturity date and reduce the return of the security.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (25/75) are 25% S&P 500 Index and 75% Barclays Capital Aggregate Bond Index.

157

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	10.86%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-6.88%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	3.22%	4.76%	5.17%
Institutional Class Return After Taxes on Distributions	2.04%	3.20%	3.72%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	2.26%	3.24%	3.64%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%
Capital Benchmark (25/75) (reflects no deduction for fees, expenses, or taxes)	6.64%	5.13%	5.33%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Edge Asset Management, Inc.

•	Charles D. Averill (since 2010), Portfolio Manager
•	Jill R. Cuniff (since 2010), President and Portfolio Manager
•	Todd A. Jablonski (since 2010), Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
158

Strategic Asset Management (“SAM”) Strategic Growth Portfolio

Objective:	The Portfolio seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.34%
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.73%
Total Annual Fund Operating Expenses	1.10%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$112	$350	$606	$1,340

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 37.7% of the average value of its portfolio.

Principal Investment Strategies

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:

•	Generally invests between 0% and 25% of its assets in fixed-income funds, and less than 25% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as mortgage-backed securities, government and government-sponsored securities, corporate bonds and preferred securities)
•	Generally invests between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund (equity funds that generally invest in US and international (including emerging markets) equity securities) and
•	Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer enhanced diversification beyond traditional equity securities and fixed-income securities)
159

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks

The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.

The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

160

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company’s capital structure and therefore can be subject to greater credit and liquidation risk. An issuer of preferred securities could redeem the security prior to the stated maturity date and reduce the return of the security.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	16.26%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.21%

161

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	-1.93%	-0.12%	3.38%
Institutional Class Return After Taxes on Distributions	-2.11%	-0.85%	2.95%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	-1.01%	-0.18%	2.88%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Edge Asset Management, Inc.

•	Charles D. Averill (since 2010), Portfolio Manager
•	Jill R. Cuniff (since 2010), President and Portfolio Manager
•	Todd A. Jablonski (since 2010), Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
162

Money Market Fund

Objective:	The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.39%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.42%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$43	$135	$235	$530

Principal Investment Strategies

The Fund seeks to maintain a stable net asset value of $1.00 per share by investing its assets in a portfolio of high quality, short-term money market instruments such as those issued by banks, corporations (U.S. and non-U.S.), municipalities and the U.S. government. Such instruments include certificates of deposit, bankers acceptances, commercial paper, treasury bills, bonds, and shares of other money market funds. The Fund maintains a dollar weighted average portfolio maturity of 60 days or less. As with all mutual funds, the value of the Fund's assets may rise or fall.

Principal Risks

The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much risk to principal.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

163

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q4 ‘06	1.27%
Lowest return for a quarter during the period of the bar chart above:	Q1 ‘10	0.00%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	0.00%	1.58%	1.88%
Barclays Capital U.S. Treasury Bellwethers 3 Month Index (reflects no deduction for fees, expenses, or taxes)	0.11%	1.55%	1.99%

164

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	Tracy Reeg (since 2004), Portfolio Manager
•	Alice Robertson (since 2000), Trader and Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
165

Short-Term Income Fund

Objective:	The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.43%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.47%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$48	$151	$263	$591

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43.6% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by Standard & Poor's Rating Service or Baa3 or higher by Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor of comparable quality. Under normal circumstances, the Fund maintains an effective maturity of five years or less and an average portfolio duration that is within ±20% of the duration of the Barclays Capital Credit 1-3 year Index which as of December 31, 2011 was 1.99 years. The Fund's investments may also include corporate securities, U.S. and foreign government securities, mortgage-backed and asset-backed securities, and real estate investment trust securities. The Fund may invest in securities denominated in foreign currencies and in securities of foreign issuers. The Fund may utilize derivative strategies. Specifically, the Fund may invest in Treasury futures to manage fixed income exposure.

Principal Risks

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

166

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on November 1, 1993.

167

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	3.95%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-1.75%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	1.43%	4.23%	4.01%
Institutional Class Return After Taxes on Distributions	0.51%	2.92%	2.58%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	0.93%	2.84%	2.58%
Barclays Capital Credit 1-3 Years Index (reflects no deduction for fees, expenses, or taxes)	1.75%	4.68%	4.33%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Edge Asset Management, Inc.

•	John R. Friedl (since 2010), Portfolio Manager
•	Ryan P. McCann (since 2010), Portfolio Manager
•	Scott J. Peterson (since 2010), Portfolio Manager
•	Greg L. Tornga (since 2011), Head of Fixed Income and Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
168

Bond & Mortgage Securities Fund

Objective:	The Fund seeks to provide current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.52%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.53%
Expense Reimbursement(1)	—
Total Annual Fund Operating Expenses After Expense Reimbursement	0.53%
(1)	Principal Management Corporation ("Principal"), the investment advisor has contractually agreed to limit Other Expenses attributable to the Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2013. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$54	$170	$296	$665

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 265.5% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in intermediate maturity fixed-income or debt securities rated BBB- or higher by Standard & Poor's Rating Service ("S&P") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") at the time of purchase, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; asset-backed securities or mortgage-backed securities representing an interest in a pool of mortgage loans or other assets; debt securities and taxable municipal bonds; and debt securities issued or guaranteed by foreign governments payable in U.S. dollars. The Fund may also invest in foreign securities, and up to 20% of its assets in non-investment grade securities ("junk bonds) which are securities rated BB+ or lower by S&P or Ba1 or lower by Moody's at the time of purchase. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±15% or ±0.75 year (whichever is greater) of the duration of the Barclays Capital Aggregate Bond Index, which as of December 31, 2011 was 4.95 years.

The Fund may actively trade securities and enter into dollar roll transactions which may involve leverage. The Fund may utilize derivative strategies. Specifically, the Fund may invest in Treasury futures or interest rate swaps to manage the fixed-income exposure and credit default swaps to increase or decrease, in an efficient manner, exposures to certain sectors or individual issuers. The Fund may use forwards to manage its foreign currency exposure.

169

During the fiscal year ended October 31, 2011, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

50.00% in securities rated Aaa	7.45% in securities rated Ba	0.01% in securities rated C
5.66% in securities rated Aa	5.91% in securities rated B	0.00% in securities rated D
11.61% in securities rated A	1.85% in securities rated Caa	1.72% in securities not rated
15.72% in securities rated Baa	0.07% in securities rated Ca

Principal Risks

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Leverage Risk. Leverage created by borrowing or certain types of transactions or investments, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may impair the fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund’s net asset value, or diminish the fund’s performance.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

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Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	9.19%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-6.05%

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Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	6.82%	4.75%	4.86%
Institutional Class Return After Taxes on Distributions	5.47%	3.09%	3.55%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	4.41%	3.04%	3.50%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	William C. Armstrong (since 2000), Portfolio Manager
•	Timothy R. Warrick (since 2000), Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
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Core Plus Bond Fund I

Objective:	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.56%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.57%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$58	$183	$318	$714

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 339.9% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, at the time of purchase. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, asset-backed securities or mortgage-backed securities representing an interest in a pool of mortgage loans or other assets, and debt securities and taxable municipal bonds. The average portfolio duration of this Fund normally varies within ±2 years of the duration of the Barclays Capital Aggregate Bond Index, which as of December 31, 2011 was 4.95 years. The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds") rated at the time of purchase Ba1 or lower by Moody's, or BB+ or lower by S&P, or, if unrated, determined by the Sub-Advisor to be of comparable quality. The Fund may invest in securities denominated in foreign currencies and in securities of foreign issuers, including securities tied to emerging market countries.

The Fund may actively trade securities and purchase preferred securities. The Fund may take short positions. The Fund may also, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

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During the fiscal year ended October 31, 2011, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

56.21% in securities rated Aaa	2.54% in securities rated Ba	0.00% in securities rated C
14.56% in securities rated Aa	3.41% in securities rated B	0.00% in securities rated D
12.30% in securities rated A	0.93% in securities rated Caa	0.48% in securities not rated
9.46% in securities rated Baa	0.11% in securities rated Ca

Principal Risks

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Leverage Risk. Leverage created by borrowing or certain types of transactions or investments, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may impair the fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund’s net asset value, or diminish the fund’s performance.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company’s capital structure and therefore can be subject to greater credit and liquidation risk. An issuer of preferred securities could redeem the security prior to the stated maturity date and reduce the return of the security.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

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Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Short Sale Risk. A short sale involves the sale by the fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the fund.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class Shares were first sold (September 30, 2008).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	4.06%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘10	-1.62%

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Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	Life of Fund
Institutional Class Return Before Taxes	3.69%	7.29%
Institutional Class Return After Taxes on Distributions	2.40%	5.73%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	2.40%	5.38%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	7.71%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Pacific Investment Management Company LLC

•	William H. Gross (since 2008), Managing Director, Co-CIO

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
176

Global Diversified Income Fund

Objective:	The Fund seeks consistent cash income through a diversified, yield-focused investment strategy.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.77%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.81%
Expense Reimbursement(1)	—
Total Annual Fund Operating Expenses After Expense Reimbursement	0.81%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.90% for Institutional class shares. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$83	$259	$450	$1,002

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.6% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally invests a majority of its assets in fixed income asset classes, such as high yield bonds, preferred securities, commercial mortgage-backed securities, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. In addition, the Fund invests in equity securities of global companies principally engaged in the real estate industry, equity securities of global infrastructure companies, and value equities of global companies to provide dividend yields and diversify fixed income-related risks in the Fund. The Fund invests in foreign securities, which are:

•	companies with their principal place of business or principal office outside the U.S. or
•	companies for which the principal securities trading market is outside the U.S.

The Fund will concentrate its investments (invest more than 25% of its net assets) in securities in the real estate industry. The Fund will also invest in master limited partnerships ("MLPs") and other entities in the energy infrastructure sector. The Fund seeks to provide yield by having each sub-advisor focus on those securities offering the best risk-adjusted yields within their respective asset class.

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In managing the Fund, Principal Management Corporation ("Principal"), the Fund’s investment advisor, determines the Fund's strategic asset allocation among the following general investment categories, which are executed by multiple sub-advisors: high yield, preferred securities, emerging market debt, global real estate, commercial mortgage-backed securities, MLPs, global value equity, and publicly-traded infrastructure. The Fund may add additional investment categories.

The Fund may also write (or sell) call options by using equity index/exchange traded fund (“ETF”) call options on the indices represented by certain asset categories of the Fund, including global real estate, global value equity, and publicly-traded infrastructure. Call option overwriting is an investment strategy that is used to generate income through receipt of the call option premium and reduce portfolio volatility.

A portion of the Fund's assets may be invested in high yield and other income-producing securities including corporate bonds, corporate loan participations and assignments, and securities of companies in bankruptcy proceedings or otherwise in the process of debt restructuring. "High yield" securities are commonly known as "junk bonds" and are rated at the time of purchase Ba1 or lower by Moody's Investor Service, Inc. ("Moody's") or BB+ or lower by Standard & Poor's Rating Service ("S&P"). These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer's ability to pay interest and to repay principal.

A portion of the Fund's assets may be invested primarily in preferred securities of U.S. and non-U.S. companies primarily rated BBB- or higher by S&P or Baa3 or higher by Moody's or, if unrated, of comparable quality in the opinion of the Sub-Advisor. This portion of the Fund focuses primarily on the financial services, real estate investment trust "(REIT"), and utility industries.

A portion of the Fund's assets may be invested in a diversified portfolio of bonds issued primarily by governments, their agencies, local authorities and instrumentalities and corporate entities domiciled in or exercising the predominant part of their economic activities in emerging markets in Europe, Latin America, Asia, and the Middle East. Securities denominated in local currency will be limited to 50% of the portfolio in the aggregate, and, typically, non-dollar currency exposure will not be hedged.

A portion of the Fund's assets may be invested in the real estate industry. The Fund invests in equity securities of global companies principally engaged in the real estate industry ("real estate companies"). A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs"), REIT-like entities, and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as building supply manufacturers, mortgage lenders, and mortgage servicing companies.

A portion of the Fund’s assets may be invested in commercial mortgage-backed securities, which are bonds that are secured by first mortgages on commercial real estate.

A portion of the Fund's assets may be invested in MLPs and companies that are organized as corporations, limited liability companies or limited partnerships in the energy infrastructure sector. Energy infrastructure companies are engaged in the transportation, storage, processing, refining, marketing, exploration, production, or mining of any mineral or natural resource. The Fund invests primarily in the mid-stream energy infrastructure market, which is comprised mostly of the following: crude oil and refined products pipeline, storage, and terminal assets; natural gas gathering and transportation pipelines, processing, and storage facilities; propane distributors; energy commodity marine transportation (including liquefied natural gas transportation and processing); and other energy infrastructure assets. Most pipelines do not own the energy products they transport and, as a result, are not directly exposed to commodity price risk.

A portion of the Fund's assets may be invested in a diversified portfolio of value equity securities of companies located or operating in developed countries (including the United States) and emerging markets of the world to provide dividend yields. The equity securities will ordinarily be traded on a recognized foreign securities exchange or traded in a foreign over-the-counter market in the country where the issuer is principally based, but may also be traded in other countries including the United States.

178

A portion of the Fund’s assets may be invested in publicly-listed infrastructure companies (domestic and foreign public utility and energy companies). Publicly-listed infrastructure equity securities trade on an exchange and include companies involved to a significant extent in providing products, services or equipment for: the generation, transmission or distribution of electricity, gas or water (utilities); or telecommunications activities as well as in companies involved in the discovery, development, production, generation, transmission, refinement, measurement, trading, marketing or distribution of energy.

During the fiscal year ended October 31, 2011, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

1.91% in securities rated Aaa	14.70% in securities rated Ba	0.00% in securities rated C
0.72% in securities rated Aa	30.40% in securities rated B	0.00% in securities rated D
9.91% in securities rated A	10.08% in securities rated Caa	1.63% in securities not rated
30.65% in securities rated Baa	0.00% in securities rated Ca

Principal Risks

The Fund may be an appropriate investment for investors seeking high cash returns, who are willing to accept the risk associated with investing in equities and below-investment-grade fixed income securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries (e.g., energy, real estate, technology, financial services) has greater exposure than other funds to market, economic and other factors affecting that industry.

179

Master Limited Partnership ("MLP") Risk. MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income an MLP pays to its investors.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company’s capital structure and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class Shares were first sold (December 15, 2008).

Performance of a blended index shows how the Fund’s performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Global Diversified Income Custom Index are 38% Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index, 20% blend of 50% BofA Merrill Lynch Fixed Rate Preferred Securities Index and 50% Barclays Capital U.S. Tier I Capital Securities Index, 14% Barclays Capital U.S. Dollar Emerging Markets Bond Index, 5% MSCI All Country World Value Index, 6% Tortoise Midstream MLP Index, 7% blend of 65% S&P 500 Utilities Index, 25% S&P 500 Telecom Services Index and 10% S&P 500 Energy Index, 5% FTSE EPRA/NAREIT Developed Index and 5% Barclays Capital Investment Grade CMBS Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

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Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	20.93%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘11	-8.08%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	Life of Fund
Institutional Class Return Before Taxes	3.08%	19.32%
Institutional Class Return After Taxes on Distributions	1.15%	15.67%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	2.22%	14.58%
Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	4.96%	27.84%
BofA Merrill Lynch Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses, or taxes)	4.11%	16.27%
Barclays Capital U.S. Tier I Capital Securities Index (reflects no deduction for fees, expenses, or taxes)	-0.53%	19.21%
FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)	-5.82%	18.76%
Barclays Capital U.S. Dollar Emerging Markets Bond Index (reflects no deduction for fees, expenses, or taxes)	6.97%	19.31%
Tortoise Midstream MLP Index (reflects no deduction for fees, expenses, or taxes)	18.01%	39.84%
Barclays Capital Investment Grade CMBS Index (reflects no deduction for fees, expenses, or taxes)	6.47%	21.31%
MSCI All Country World Value Index (ACWVI) (reflects no deduction for fees, expenses, or taxes)	-7.35%	11.27%
S&P 500 Energy Index (reflects no deduction for fees, expenses, or taxes)	4.72%	12.58%
S&P 500 Telecom Services Index (reflects no deduction for fees, expenses, or taxes)	6.27%	13.25%
S&P 500 Utilities Index (reflects no deduction for fees, expenses, or taxes)	19.91%	13.50%
Global Diversified Income Custom Index (reflects no deduction for fees, expenses, or taxes)	3.84%	22.88%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

181

Management

Investment Advisor and Portfolio Managers:

Principal Management Corporation

•	Michael P. Finnegan (since 2010), Chief Investment Officer
•	Kelly Grossman (since 2010), Senior Product Manager
•	Dave Reichart (since 2011), Senior Vice President

Sub-Advisors:

Guggenheim Investment Management, LLC

Guggenheim Partners Asset Management, LLC

Principal Global Investors, LLC

Principal Real Estate Investors, LLC

Spectrum Asset Management, Inc.

Tortoise Capital Advisors, L.L.C.

W. H. Reaves & Co., Inc. (doing business as Reaves Asset Management)

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
182

Government & High Quality Bond Fund

Objective:	The Fund seeks to provide a high level of current income consistent with safety and liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.50%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.51%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$52	$164	$285	$640

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104.7% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in securities issued by the U.S. government, its agencies or instrumentalities or securities that are rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including but not limited to mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities. Under normal circumstances, the Fund maintains an average portfolio duration between one and 4.5 years. The Fund may also invest in mortgage-backed securities that are not issued by the U.S. government, its agencies or instrumentalities or rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities. The Fund may actively trade portfolio securities.

Principal Risks

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

183

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on May 4, 1984.

184

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘02	3.50%
Lowest return for a quarter during the period of the bar chart above:	Q2 ‘04	-1.05%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	6.14%	6.16%	5.26%
Institutional Class Return After Taxes on Distributions	4.70%	4.47%	3.50%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	3.97%	4.27%	3.44%
Barclays Capital MBS Fixed Rate Index (reflects no deduction for fees, expenses or taxes)	6.32%	6.61%	5.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Edge Asset Management, Inc.

•	John R. Friedl (since 2010), Portfolio Manager
•	Ryan P. McCann (since 2010), Portfolio Manager
•	Scott J. Peterson (since 2010), Portfolio Manager
•	Greg L. Tornga (since 2011), Head of Fixed Income and Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
185

High Yield Fund

Objective:	The Fund seeks to provide a relatively high level of current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.51%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.57%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$58	$183	$318	$714

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82.8% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in high-yield, below-investment grade fixed-income securities (sometimes called "junk bonds") which are rated at the time of purchase BB+ or lower by S&P or rated Ba1 or lower by Moody's or of equivalent quality as determined by the Sub-Advisor. The Fund may also invest in bank loans (also known as senior floating rate interests) and securities of foreign issuers, including those located in developing or emerging countries. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Barclays Capital US High Yield 2% Issuer Capped Index, which as of December 31, 2011 was 4.79 years.

During the fiscal year ended October 31, 2011, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

0.49% in securities rated Aaa	37.94% in securities rated Ba	0.00% in securities rated C
0.18% in securities rated Aa	37.16% in securities rated B	0.00% in securities rated D
0.96% in securities rated A	10.83% in securities rated Caa	4.56% in securities not rated
7.80% in securities rated Baa	0.08% in securities rated Ca

Principal Risks

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in "junk bonds," foreign securities and emerging markets.

186

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on April 8, 1998.

187

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	18.85%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-11.84%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	3.89%	7.16%	9.99%
Institutional Class Return After Taxes on Distributions	0.42%	3.70%	6.53%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	3.12%	4.16%	6.59%
Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	4.96%	7.74%	8.96%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Edge Asset Management, Inc.

•	Mark P. Denkinger (since 2009), Portfolio Manager
•	Darrin E. Smith (since 2009), Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
188

High Yield Fund I

Objective:	The Fund seeks high current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.63%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.65%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$66	$208	$362	$810

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67.4% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in high yield, below investment grade quality debt (sometimes called "junk bonds" and rated at the time of purchase BB+ or lower by S&P or rated Ba1 or lower by Moody's or of equivalent quality as determined by the Sub-Advisors). The Fund may also invest in corporate loan participations and assignments. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Barclays Capital US High Yield 2% Issuer Capped Index, which as of December 31, 2011 was 4.79 years.

During the fiscal year ended October 31, 2011, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

0.43% in securities rated Aaa	39.97% in securities rated Ba	0.06% in securities rated C
0.00% in securities rated Aa	37.43% in securities rated B	0.11% in securities rated D
0.64% in securities rated A	12.99% in securities rated Caa	1.52% in securities not rated
6.69% in securities rated Baa	0.16% in securities rated Ca

Principal Risks

The Fund may be an appropriate investment for investors seeking asset class diversification by investing in a fixed-income mutual fund and who are willing to accept the risks associated with investing in "junk bonds."

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

189

Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class shares were first sold (December 29, 2004).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	19.02%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-14.40%

190

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	3.25%	8.32%	7.78%
Institutional Class Return After Taxes on Distributions	0.31%	5.46%	5.18%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	2.32%	5.44%	5.14%
Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	4.96%	7.74%	7.45%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

J.P. Morgan Investment Management, Inc.

•	James Gibson (since 2007), Managing Director, Head High Yield Trader and Co-Portfolio Manager
•	William J. Morgan (since 2007), Managing Director, Senior Portfolio Manager and High Yield Team Leader
•	James P. Shanahan, Jr. (since 2007), Managing Director, Portfolio Manager

Neuberger Berman Fixed Income LLC

•	Ann H. Benjamin (since 2007), Managing Director
•	Thomas P. O’Reilly (since 2007), Managing Director
•	William (Russ) Covode (since 2011), Managing Director

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
191

Income Fund

Objective:	The Fund seeks to provide a high level of current income consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.50%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.52%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$53	$167	$291	$653

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.9% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S. government securities, and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of which may be in below investment-grade fixed-income securities (sometimes called "junk bonds") (rated at the time of purchase BB+ or lower by S&P or Ba1 or lower by Moody's). Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Barclays Capital Aggregate Bond Index, which as of December 31, 2011 was 4.95 years. The Fund may also invest in foreign securities, including those from emerging markets, and real estate investment trust ("REIT") securities.

During the fiscal year ended October 31, 2011, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

25.43% in securities rated Aaa	5.54% in securities rated Ba	0.00% in securities rated Ca
3.12% in securities rated Aa	8.19% in securities rated B	0.00% in securities rated C
18.15% in securities rated A	2.80% in securities rated Caa	1.63% in securities not rated
35.14% in securities rated Baa

Principal Risks

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in "junk bonds," foreign securities, and real estate investment trust securities.

192

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

193

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on December 15, 1975.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	10.34%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘08	-4.64%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	5.98%	7.11%	6.64%
Institutional Class Return After Taxes on Distributions	4.05%	4.93%	4.41%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	3.86%	4.78%	4.34%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Edge Asset Management, Inc.

•	John R. Friedl (since 2005), Portfolio Manager
•	Ryan P. McCann (since 2010), Portfolio Manager
•	Scott J. Peterson (since 2010), Portfolio Manager
•	Greg L. Tornga (since 2011), Head of Fixed Income and Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
194

Inflation Protection Fund

Objective:	The Fund seeks to provide current income and real (after inflation) total returns.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.39%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.40%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$41	$128	$224	$505

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 131.9% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index. The Fund may also invest in foreign securities, U.S. Treasuries and agency securities. The Fund may utilize derivative strategies, including financial futures contracts, swaps, and currency forwards for purposes of managing or adjusting the risk profile (for example, duration) of the Fund. The Fund may actively trade portfolio securities.

Principal Risks

The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

195

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class shares were first sold (December 29, 2004).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘11	4.42%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-10.23%

196

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	12.36%	2.23%	2.04%
Institutional Class Return After Taxes on Distributions	11.23%	0.86%	0.62%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	7.98%	1.10%	0.90%
Barclays Capital US Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes)	13.56%	7.95%	6.18%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

BlackRock Financial Management, Inc.

•	Martin Hegarty (since 2010), Managing Director
•	Brian Weinstein (since 2008), Managing Director

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 198 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 198 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 198 of the Prospectus.
197

CERTAIN INFORMATION COMMON TO ALL FUNDS

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in Institutional Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

Each Fund’s investment objective is described in the summary section for each Fund. The summary section also describes each Fund’s principal investment strategies, including the types of securities in which the Fund invests, and the principal risks of investing in the Fund. The principal investment strategies are not the only investment strategies available to the Fund, but they are the ones the Fund primarily uses to achieve its investment objective.

The Board of Directors may change a Fund's objective or the investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund's investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

The investment strategies identified in this section provide specific information about the Fund, but there are some general principles Principal Management Corporation (“Principal”) and/or the sub-advisors apply in making investment decisions. When making decisions about whether to buy or sell equity securities, Principal and/or the sub-advisors  may consider, among other things, a company’s strength in fundamentals, its potential for earnings growth over time, its ability to navigate certain macroeconomic environments, and the current price of its securities relative to their perceived worth and relative to others in its industry. When making decisions about whether to buy or sell fixed-income investments, Principal and/or the sub-advisors may consider, among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates, the macroeconomic backdrop, the balance between supply and demand for certain asset classes, other general market conditions, and the credit quality of individual issuers.

Each Fund is designed to be a portion of an investor's portfolio. No Fund is intended to be a complete investment program. Investors should consider the risks of the Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions. It is possible to lose money by investing in the Fund.

The following table lists each Fund and identifies whether the strategies and risks discussed in this section (listed in alphabetical order) are principal, non-principal, or not applicable to each Fund. The risks described below for the Funds that operate as fund of funds - Principal LifeTime Funds and the Strategic Asset Management ("SAM") Portfolios - are risks at the fund of funds level. These Funds are also subject to the risks of the underlying funds in which they invest. A Fund is subject to Risk of Being an Underlying Fund to the extent that a fund of funds invests in the Fund. The Statement of Additional Information ("SAI") contains additional information about investment strategies and their related risks.

198

INVESTMENT STRATEGIES AND RISKS	BOND & MORTGAGE SECURITIES	CORE PLUS BOND I	DIVERSIFIED INTERNATIONAL	EQUITY INCOME	GLOBAL DIVERSIFIED INCOME
Asset-Backed Securities & Mortgage-Backed Securities	Principal	Principal	Not Applicable	Not Applicable	Principal
Bank Loans (also known as Senior Floating Rate interests)	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal
Convertible Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Derivatives	Principal	Principal	Non-Principal	Non-Principal	Principal
Equity Securities	Not Applicable	Not Applicable	Principal	Principal	Principal
Exchange Traded Funds (ETFs)	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Fixed Income Securities	Principal	Principal	Non-Principal	Non-Principal	Principal
Foreign Securities	Principal	Principal	Principal	Principal	Principal
Fund of Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Hedging	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal
High Yield Securities	Principal	Principal	Not Applicable	Non-Principal	Principal
Index Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Industry Concentration	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Principal
Initial Public Offerings ("IPOs")	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Leverage	Principal	Principal	Non-Principal	Non-Principal	Non-Principal
Liquidity Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Principal
Municipal Obligations and AMT-Subject Bonds	Principal	Principal	Not Applicable	Non-Principal	Non-Principal
Portfolio Turnover	Principal	Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Non-Principal	Principal	Non-Principal	Non-Principal	Principal
Real Estate Investment Trusts	Non-Principal	Non-Principal	Non-Principal	Principal	Principal
Real Estate Securities	Principal	Principal	Non-Principal	Principal	Principal
Repurchase Agreements	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Royalty Trusts	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Short Sales	Not Applicable	Principal	Not Applicable	Not Applicable	Not Applicable
Small and Medium Capitalization Companies	Non-Principal	Non-Principal	Principal	Principal	Non-Principal
Temporary Defensive Measures	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Underlying Funds	Principal	Principal	Principal	Principal	Principal
(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.
199

INVESTMENT STRATEGIES AND RISKS	GLOBAL REAL ESTATE SECURITIES	GOVERNMENT & HIGH QUALITY BOND	HIGH YIELD	HIGH YIELD I	INCOME
Asset-Backed Securities & Mortgage-Backed Securities	Non-Principal	Principal	Non-Principal	Non-Principal	Principal
Bank Loans (also known as Senior Floating Rate interests)	Not Applicable	Not Applicable	Principal	Principal	Non-Principal
Convertible Securities	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Derivatives	Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Equity Securities	Principal	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Exchange Traded Funds (ETFs)	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Fixed Income Securities	Non-Principal	Principal	Principal	Principal	Principal
Foreign Securities	Principal	Not Applicable	Principal	Non-Principal	Principal
Fund of Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Hedging	Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
High Yield Securities	Non-Principal	Non-Principal	Principal	Principal	Principal
Index Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Industry Concentration	Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Initial Public Offerings ("IPOs")	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Leverage	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Liquidity Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Municipal Obligations and AMT-Subject Bonds	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Non-Principal
Portfolio Turnover	Non-Principal	Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Real Estate Investment Trusts	Principal	Non-Principal	Non-Principal	Non-Principal	Principal
Real Estate Securities	Principal	Principal	Non-Principal	Non-Principal	Principal
Repurchase Agreements	Non-Principal	Non-Principal	Not Applicable	Not Applicable	Non-Principal
Royalty Trusts	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Short Sales	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Small and Medium Capitalization Companies	Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Temporary Defensive Measures	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Underlying Funds	Principal	Principal	Principal	Principal	Principal
(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

200

INVESTMENT STRATEGIES AND RISKS	INFLATION PROTECTION	INTERNATIONAL EMERGING MARKETS	INTERNATIONAL I	LARGECAP BLEND II	LARGECAP GROWTH
Asset-Backed Securities & Mortgage-Backed Securities	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Bank Loans (also known as Senior Floating Rate interests)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Convertible Securities	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Derivatives	Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Equity Securities	Not Applicable	Principal	Principal	Principal	Principal
Exchange Traded Funds (ETFs)	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Fixed Income Securities	Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Foreign Securities	Principal	Principal	Principal	Principal	Non-Principal
Fund of Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Hedging	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
High Yield Securities	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Index Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Industry Concentration	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Initial Public Offerings ("IPOs")	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Leverage	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Liquidity Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Municipal Obligations and AMT-Subject Bonds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Portfolio Turnover	Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Real Estate Investment Trusts	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Real Estate Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Repurchase Agreements	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Royalty Trusts	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Short Sales	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Small and Medium Capitalization Companies	Non-Principal	Principal	Principal	Non-Principal	Non-Principal
Temporary Defensive Measures	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Underlying Funds	Principal	Principal	Principal	Principal	Principal
(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

201

INVESTMENT STRATEGIES AND RISKS	LARGECAP GROWTH I	LARGECAP GROWTH II	LARGECAP S&P 500 INDEX	LARGECAP VALUE	LARGECAP VALUE I
Asset-Backed Securities & Mortgage-Backed Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Bank Loans (also known as Senior Floating Rate interests)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Convertible Securities	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal
Derivatives	Non-Principal	Non-Principal	Principal	Non-Principal	Non-Principal
Equity Securities	Principal	Principal	Principal	Principal	Principal
Exchange Traded Funds (ETFs)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Fixed Income Securities	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal
Foreign Securities	Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal
Fund of Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Hedging	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
High Yield Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Index Funds	Not Applicable	Not Applicable	Principal	Not Applicable	Not Applicable
Industry Concentration	Not Applicable	Not Applicable	Not Applicable(2)	Not Applicable	Not Applicable
Initial Public Offerings ("IPOs")	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Leverage	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Liquidity Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Municipal Obligations and AMT-Subject Bonds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Portfolio Turnover	Non-Principal	Non-Principal	Non-Principal	Principal	Non-Principal
Preferred Securities	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal
Real Estate Investment Trusts	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Real Estate Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Repurchase Agreements	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Royalty Trusts	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal
Short Sales	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Small and Medium Capitalization Companies	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Temporary Defensive Measures	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Underlying Funds	Principal	Principal	Principal	Principal	Principal
(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.
(2)	The Index Fund may concentrate its investments in a particular industry only to the extent that the relevant index is so concentrated.

202

INVESTMENT STRATEGIES AND RISKS	LARGECAP VALUE III	MIDCAP BLEND	MIDCAP GROWTH	MIDCAP GROWTH III	MIDCAP S&P 400 INDEX
Asset-Backed Securities & Mortgage-Backed Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Bank Loans (also known as Senior Floating Rate interests)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Convertible Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Derivatives	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Principal
Equity Securities	Principal	Principal	Principal	Principal	Principal
Exchange Traded Funds (ETFs)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Principal
Fixed Income Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Foreign Securities	Non-Principal	Non-Principal	Principal	Non-Principal	Not Applicable
Fund of Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Hedging	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
High Yield Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Index Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Principal
Industry Concentration	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable(2)
Initial Public Offerings ("IPOs")	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Leverage	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Liquidity Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Municipal Obligations and AMT-Subject Bonds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Portfolio Turnover	Non-Principal	Non-Principal	Principal	Principal	Non-Principal
Preferred Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Real Estate Investment Trusts	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Real Estate Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Repurchase Agreements	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Royalty Trusts	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Short Sales	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Small and Medium Capitalization Companies	Non-Principal	Principal	Principal	Principal	Principal
Temporary Defensive Measures	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Underlying Funds	Principal	Principal	Not Applicable	Principal	Principal
(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.
(2)	The Index Fund may concentrate its investments in a particular industry only to the extent that the relevant index is so concentrated.
203

INVESTMENT STRATEGIES AND RISKS	MIDCAP VALUE I	MIDCAP VALUE III	MONEY MARKET	OVERSEAS	PRINCIPAL CAPITAL APPRECIATION
Asset-Backed Securities & Mortgage-Backed Securities	Not Applicable	Not Applicable	Non-Principal	Not Applicable	Not Applicable
Bank Loans (also known as Senior Floating Rate interests)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Non-Principal
Convertible Securities	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal
Derivatives	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal
Equity Securities	Principal	Principal	Not Applicable	Principal	Principal
Exchange Traded Funds (ETFs)	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal
Fixed Income Securities	Non-Principal	Non-Principal	Principal	Non-Principal	Non-Principal
Foreign Securities	Non-Principal	Non-Principal	Principal	Principal	Non-Principal
Fund of Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Hedging	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal
High Yield Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Non-Principal
Index Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Industry Concentration	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Initial Public Offerings ("IPOs")	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal
Leverage	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal
Liquidity Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal
Municipal Obligations and AMT-Subject Bonds	Not Applicable	Not Applicable	Non-Principal	Not Applicable	Not Applicable
Portfolio Turnover	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal
Preferred Securities	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal
Real Estate Investment Trusts	Principal	Principal	Not Applicable	Non-Principal	Non-Principal
Real Estate Securities	Principal	Principal	Not Applicable	Non-Principal	Non-Principal
Repurchase Agreements	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Royalty Trusts	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal
Short Sales	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Small and Medium Capitalization Companies	Principal	Principal	Not Applicable	Principal	Principal
Temporary Defensive Measures	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal
Underlying Funds	Principal	Not Applicable	Not Applicable	Principal	Principal
(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

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INVESTMENT STRATEGIES AND RISKS	PRINCIPAL LIFETIME 2010	PRINCIPAL LIFETIME 2015	PRINCIPAL LIFETIME 2020	PRINCIPAL LIFETIME 2025	PRINCIPAL LIFETIME 2030
Asset-Backed Securities & Mortgage-Backed Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Bank Loans (also known as Senior Floating Rate interests)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Convertible Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Derivatives	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Equity Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Exchange Traded Funds (ETFs)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Fixed Income Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Foreign Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Fund of Funds	Principal	Principal	Principal	Principal	Principal
Hedging	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
High Yield Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Index Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Industry Concentration	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Initial Public Offerings ("IPOs")	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Leverage	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Liquidity Risk(1)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Municipal Obligations and AMT-Subject Bonds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Portfolio Turnover	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Real Estate Investment Trusts	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Real Estate Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Repurchase Agreements	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Royalty Trusts	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Short Sales	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Small and Medium Capitalization Companies	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Temporary Defensive Measures	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Underlying Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

205

INVESTMENT STRATEGIES AND RISKS	PRINCIPAL LIFETIME 2035	PRINCIPAL LIFETIME 2040	PRINCIPAL LIFETIME 2045	PRINCIPAL LIFETIME 2050	PRINCIPAL LIFETIME 2055
Asset-Backed Securities & Mortgage-Backed Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Bank Loans (also known as Senior Floating Rate interests)	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Convertible Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Derivatives	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Equity Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Exchange Traded Funds (ETFs)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Fixed Income Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Foreign Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Fund of Funds	Principal	Principal	Principal	Principal	Principal
Hedging	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
High Yield Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Index Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Industry Concentration	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Initial Public Offerings ("IPOs")	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Leverage	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Liquidity Risk(1)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Municipal Obligations and AMT-Subject Bonds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Portfolio Turnover	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Real Estate Investment Trusts	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Real Estate Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Repurchase Agreements	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Royalty Trusts	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Short Sales	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Small and Medium Capitalization Companies	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Temporary Defensive Measures	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Underlying Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.
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INVESTMENT STRATEGIES AND RISKS	PRINCIPAL LIFETIME STRATEGIC INCOME	REAL ESTATE SECURITIES	SAM BALANCED	SAM CONSERVATIVE BALANCED	SAM CONSERVATIVE GROWTH
Asset-Backed Securities & Mortgage-Backed Securities	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Bank Loans (also known as Senior Floating Rate interests)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Convertible Securities	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Derivatives	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Equity Securities	Not Applicable	Principal	Not Applicable	Not Applicable	Not Applicable
Exchange Traded Funds (ETFs)	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Fixed Income Securities	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Foreign Securities	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Fund of Funds	Principal	Not Applicable	Principal	Principal	Principal
Hedging	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
High Yield Securities	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Index Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Industry Concentration	Not Applicable	Principal	Not Applicable	Not Applicable	Not Applicable
Initial Public Offerings ("IPOs")	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Leverage	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Liquidity Risk(1)	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Municipal Obligations and AMT-Subject Bonds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Portfolio Turnover	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Real Estate Investment Trusts	Not Applicable	Principal	Not Applicable	Not Applicable	Not Applicable
Real Estate Securities	Not Applicable	Principal	Not Applicable	Not Applicable	Not Applicable
Repurchase Agreements	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Royalty Trusts	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Short Sales	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Small and Medium Capitalization Companies	Not Applicable	Principal	Not Applicable	Not Applicable	Not Applicable
Temporary Defensive Measures	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Underlying Funds	Not Applicable	Principal	Not Applicable	Not Applicable	Not Applicable

(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.
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INVESTMENT STRATEGIES AND RISKS	SAM FLEXIBLE INCOME	SAM STRATEGIC GROWTH	SHORT-TERM INCOME	SMALLCAP BLEND	SMALLCAP GROWTH I
Asset-Backed Securities & Mortgage-Backed Securities	Not Applicable	Not Applicable	Principal	Not Applicable	Not Applicable
Bank Loans (also known as Senior Floating Rate interests)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Convertible Securities	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Derivatives	Not Applicable	Not Applicable	Principal	Non-Principal	Non-Principal
Equity Securities	Not Applicable	Not Applicable	Not Applicable	Principal	Principal
Exchange Traded Funds (ETFs)	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Non-Principal
Fixed Income Securities	Not Applicable	Not Applicable	Principal	Non-Principal	Non-Principal
Foreign Securities	Not Applicable	Not Applicable	Principal	Non-Principal	Non-Principal
Fund of Funds	Principal	Principal	Not Applicable	Not Applicable	Not Applicable
Hedging	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Non-Principal
High Yield Securities	Not Applicable	Not Applicable	Non-Principal	Not Applicable	Not Applicable
Index Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Industry Concentration	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Initial Public Offerings ("IPOs")	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Non-Principal
Leverage	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Liquidity Risk(1)	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Non-Principal
Municipal Obligations and AMT-Subject Bonds	Not Applicable	Not Applicable	Non-Principal	Not Applicable	Not Applicable
Portfolio Turnover	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Real Estate Investment Trusts	Not Applicable	Not Applicable	Principal	Non-Principal	Non-Principal
Real Estate Securities	Not Applicable	Not Applicable	Principal	Non-Principal	Non-Principal
Repurchase Agreements	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Royalty Trusts	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Non-Principal
Short Sales	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Small and Medium Capitalization Companies	Not Applicable	Not Applicable	Non-Principal	Principal	Principal
Temporary Defensive Measures	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Underlying Funds	Not Applicable	Not Applicable	Principal	Not Applicable	Principal
(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.
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INVESTMENT STRATEGIES AND RISKS	SMALLCAP GROWTH II	SMALLCAP S&P 600 INDEX	SMALLCAP VALUE II
Asset-Backed Securities & Mortgage-Backed Securities	Not Applicable	Not Applicable	Not Applicable
Bank Loans (also known as Senior Floating Rate interests)	Not Applicable	Not Applicable	Not Applicable
Convertible Securities	Non-Principal	Not Applicable	Non-Principal
Derivatives	Non-Principal	Principal	Non-Principal
Equity Securities	Principal	Principal	Principal
Exchange Traded Funds (ETFs)	Non-Principal	Principal	Non-Principal
Fixed Income Securities	Non-Principal	Not Applicable	Non-Principal
Foreign Securities	Non-Principal	Not Applicable	Non-Principal
Fund of Funds	Not Applicable	Not Applicable	Not Applicable
Hedging	Non-Principal	Non-Principal	Non-Principal
High Yield Securities	Not Applicable	Not Applicable	Not Applicable
Index Funds	Not Applicable	Principal	Not Applicable
Industry Concentration	Not Applicable	Not Applicable(2)	Not Applicable
Initial Public Offerings ("IPOs")	Non-Principal	Non-Principal	Non-Principal
Leverage	Non-Principal	Non-Principal	Non-Principal
Liquidity Risk(1)	Non-Principal	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Non-Principal	Not Applicable	Non-Principal
Municipal Obligations and AMT-Subject Bonds	Not Applicable	Not Applicable	Not Applicable
Portfolio Turnover	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Non-Principal	Not Applicable	Non-Principal
Real Estate Investment Trusts	Non-Principal	Non-Principal	Principal
Real Estate Securities	Non-Principal	Non-Principal	Principal
Repurchase Agreements	Non-Principal	Non-Principal	Non-Principal
Royalty Trusts	Non-Principal	Not Applicable	Non-Principal
Short Sales	Not Applicable	Not Applicable	Not Applicable
Small and Medium Capitalization Companies	Principal	Principal	Principal
Temporary Defensive Measures	Non-Principal	Non-Principal	Non-Principal
Underlying Funds	Not Applicable	Principal	Principal
(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.
(2)	The Index Fund may concentrate its investments in a particular industry only to the extent that the relevant index is so concentrated.

Asset-Backed Securities and Mortgage-Backed Securities

Asset-backed securities (“ABS”) are fixed income instruments secured by and payable from assets such as installment sales or loan contract (such as auto, home equity, or student loans) receivables, leases, credit card receivables, and other receivables. Mortgage-backed securities (“MBS”) represent interests in underlying pools of mortgages. Some can be commercial mortgage-backed securities, which are secured by commercial or multi-family properties (“CMBS”). Certain asset-backed securities present a heightened level of risk because, in the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid principal or interest. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the

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mortgage loans or other assets that support the securities. In addition, for mortgage-backed securities, when market conditions result in an increase in the default rates on the underlying mortgages and the foreclosure values of the underlying real estate are below the outstanding amount of the underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

Bank Loans (also known as Senior Floating Rate Interests)

Bank loans hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral, and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. The proceeds of bank loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends, and, to a lesser extent, to finance internal growth and for other corporate purposes. Bank loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the bank loan. Most bank loans are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower's obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. Most bank loans are not traded on any national securities exchange. Bank loans generally have less liquidity than investment-grade bonds and there may be less public information available about them.

The secondary market for loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may cause the fund to be unable to realize full value and thus cause a material decline in the fund's net asset value.

Bank loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Bank loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the borrower to repay, prepayments of senior floating rate interests may occur.

Convertible Securities

Convertible securities are usually fixed-income securities that a fund has the right to exchange for equity securities at a specified conversion price. Convertible securities could also include corporate bonds, notes or preferred stocks of U.S. or foreign issuers. The option allows the fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The fund treats convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. Funds that invest in convertible securities may invest in convertible securities that are below investment grade. Many convertible securities are relatively illiquid.

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Derivatives

A fund may invest in certain derivative strategies to earn income, manage or adjust the risk profile of the fund, replace more direct investments, or obtain exposure to certain markets. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

There are many different types of derivatives and many different ways to use them. Futures, forward contracts, and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, asset values, or currency exchange rates and as a low-cost method of gaining exposure to a particular market without investing directly in those securities or assets. A fund may enter into put or call options, futures contracts, options on futures contracts, over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps), currency futures contracts and options, options on currencies, and forward currency contracts for both hedging and non-hedging purposes. A fund also may use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A fund will not hedge currency exposure to an extent greater than the approximate aggregate market value of the securities held or to be purchased by the fund (denominated or generally quoted or currently convertible into the currency). A fund may enter into forward commitment agreements (not as a principal investment strategy), which call for the fund to purchase or sell a security on a future date at a fixed price. A fund may also enter into contracts to sell its investments either on demand or at a specific interval.

Generally, a fund may not invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund or the reference currency relates to an eligible investment for the fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. If a fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

The risks associated with derivative investments include:

•	the risk that the underlying security, interest rate, market index, or other financial asset will not move in the direction Principal Management Corporation (“Principal”) and/or Sub-Advisor anticipated;
•	the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
•	the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment;
•	the possibility that the counterparty may fail to perform its obligations; and
•	the inability to close out certain hedged positions to avoid adverse tax consequences.

Swap agreements involve the risk that the party with whom the fund has entered into the swap will default on its obligation to pay the fund and the risk that the fund will not be able to meet its obligations to pay the other party to the agreement.

Credit default swap agreements involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Credit default swaps can increase credit risk because the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap.

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Forward and futures contracts are subject to special risk considerations. The primary risks associated with the use of these contracts are (a) the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the sub-advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates, asset values, and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the fund may have to sell securities at a time when it may be disadvantageous to do so.

For currency contracts, there is also a risk of government action through exchange controls that would restrict the ability of the fund to deliver or receive currency.

Some of the risks associated with options include imperfect correlation, counterparty risk, and an insufficient liquid secondary market for particular options.

Equity Securities

Equity securities include common stocks, convertible securities, depositary receipts, rights (a right is an offering of common stock to investors who currently own shares which entitle them to buy subsequent issues at a discount from the offering price), and warrants (a warrant grants its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price). Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Some funds focus their investments on certain market capitalization ranges. Market capitalization is defined as total current market value of a company's outstanding equity securities. The market capitalization of companies in the fund’s portfolios and their related indexes will change over time and, the fund will not automatically sell a security just because it falls outside of the market capitalization range of its index(es). Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Exchange Traded Funds ("ETFs")

Generally, ETFs invest in a portfolio of securities, but they may also invest in other assets, such as precious metals, commodities, securities indices, government bonds, or currencies. Often ETFs are a type of index or actively managed fund bought and sold on a securities exchange. An ETF trades like common stock. Shares in an index ETF represent an interest in a fixed portfolio of securities designed to track a particular market index. A fund could purchase shares issued by an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities or for other reasons. The risks of owning an ETF generally reflect the risks of owning the underlying securities or other assets they are designed to track, although ETFs have management fees that increase their costs. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.

Fixed-Income Securities

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors (some examples include investment grade corporate bonds, convertible securities, mortgage-backed securities, U.S. government securities and asset-backed securities). The issuer generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

•	Interest Rate Changes: Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes. If interest rates fall, issuers of callable bonds may call (repay) securities with high interest rates before their maturity dates; this is known as call risk. In this case, a fund would likely reinvest the proceeds from these securities at lower interest rates, resulting in a decline in the fund's income.
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•	Credit Risk: Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. To the extent that the mortgages underlying mortgage-backed securities are "sub-prime mortgages" (mortgages granted to borrowers whose credit histories would not support conventional mortgages), the risk of default is higher.

Foreign Securities

Principal defines foreign securities as those issued by:

•	companies with their principal place of business or principal office outside the U.S. or
•	companies for which the principal securities trading market is outside the U.S.

Depending on the fund, the fund may invest in securities of developed markets, developing (also called "emerging") markets, or both. Usually, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and MSCI Emerging Markets Index). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most nations located in Western Europe.

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of fund assets is not invested and earning no return. If a fund is unable to make intended security purchases due to settlement problems, the fund may miss attractive investment opportunities. In addition, a fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a fund's investments in those countries. In addition, a fund may also suffer losses due to nationalization, expropriation, or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to fund investors. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the fund intends to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may reduce the liquidity of a fund's portfolio. The fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

A fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities risks to which they relate.

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Investments in companies of developing (also called "emerging") countries are subject to higher risks than investments in companies in more developed countries. These risks include:

•	increased social, political, and economic instability;
•	a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
•	lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
•	foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
•	relatively new capital market structure or market-oriented economy;
•	the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
•	restrictions that may make it difficult or impossible for the fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
•	possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Fund of Funds

The performance and risks of each Principal LifeTime Fund and Strategic Asset Management ("SAM") Portfolio (singly, “a fund of funds” and collectively, “the funds of funds”) directly correspond to the performance and risks of the underlying funds in which the Fund or Portfolio invests. By investing in many underlying funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.

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As of October 31, 2011, the Principal LifeTime Funds’ and SAM Portfolios’ assets were allocated among the Funds’ and SAM Portfolios’ assets were allocated among the underlying funds as identified in the tables below.

Underlying Fund	Principal LifeTime 2010 Fund	Principal LifeTime 2015 Fund	Principal LifeTime 2020 Fund	Principal LifeTime 2025 Fund	Principal LifeTime 2030 Fund	Principal LifeTime 2035 Fund
Bond & Mortgage Securities Fund	12.13%	10.26%	9.96%	7.36%	5.60%	4.10%
Bond Market Index Fund	3.87%	3.60%	3.01%	2.52%	2.07%	1.27%
Core Plus Bond Fund I	11.25%	9.80%	8.76%	7.07%	5.12%	3.88%
Diversified International Fund	2.97%	3.75%	4.61%	4.63%	4.89%	5.40%
Diversified Real Asset Fund	3.92%	3.30%	2.84%	2.37%	2.23%	1.75%
Global Diversified Income Fund	4.24%	3.20%	1.24%	-	-	-
Global Multi-Strategy Fund	1.36%	3.46%	0.98%	2.26%	0.90%	1.61%
Global Real Estate Securities Fund	-	0.22%	0.20%	0.88%	0.36%	1.56%
High Yield Fund I	3.38%	4.75%	5.54%	7.90%	7.98%	7.00%
Inflation Protection Fund	11.21%	6.59%	0.83%	-	-	-
International Emerging Markets Fund	2.14%	2.77%	2.90%	3.32%	3.68%	4.19%
International Equity Index Fund	1.19%	1.73%	1.66%	2.06%	2.59%	2.67%
International Fund I	1.83%	0.23%	2.89%	2.10%	3.41%	3.08%
LargeCap Growth Fund	3.11%	4.27%	4.81%	5.20%	5.59%	6.15%
LargeCap Growth Fund I	6.05%	9.10%	10.59%	10.79%	11.10%	11.88%
LargeCap S&P 500 Index Fund	3.43%	5.10%	5.95%	7.18%	6.54%	7.17%
LargeCap Value Fund	3.00%	4.00%	4.84%	5.24%	5.37%	5.90%
LargeCap Value Fund I	5.95%	7.80%	9.43%	10.34%	10.78%	11.27%
MidCap Growth Fund III	1.43%	1.66%	2.00%	1.95%	2.26%	2.30%
MidCap Value Fund I	1.43%	1.55%	1.77%	1.82%	2.14%	2.16%
Overseas Fund	3.02%	4.02%	4.65%	5.61%	5.68%	6.17%
Preferred Securities Fund	2.23%	2.09%	2.58%	2.03%	2.67%	2.52%
Real Estate Securities Fund	0.87%	1.51%	3.95%	3.56%	4.61%	3.52%
Short-Term Income Fund	7.11%	1.98%	-	-	-	-
SmallCap Growth Fund I	1.51%	1.77%	2.10%	2.07%	2.36%	2.41%
SmallCap Value Fund II	1.37%	1.49%	1.91%	1.74%	2.07%	2.04%
	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

Underlying Fund	Principal LifeTime 2040 Fund	Principal LifeTime 2045 Fund	Principal LifeTime 2050 Fund	Principal LifeTime 2055 Fund	Principal LifeTime Strategic Income Fund
Bond & Mortgage Securities Fund	2.75%	2.29%	1.05%	0.96%	16.24%
Bond Market Index Fund	1.02%	0.69%	0.34%	0.22%	4.84%
Core Plus Bond Fund I	2.71%	2.17%	1.04%	0.91%	15.49%
Diversified International Fund	6.08%	6.31%	6.65%	6.70%	1.10%
Diversified Real Asset Fund	1.72%	1.42%	1.39%	1.13%	4.77%
Global Diversified Income Fund	-	-	-	-	6.29%
Global Multi-Strategy Fund	0.83%	0.75%	0.86%	0.69%	3.13%
Global Real Estate Securities Fund	1.76%	2.19%	1.48%	3.01%	-
High Yield Fund I	6.24%	5.39%	5.02%	4.16%	2.56%
Inflation Protection Fund	-	-	-	-	15.70%
International Emerging Markets Fund	4.24%	4.47%	4.86%	5.03%	0.41%
International Equity Index Fund	3.06%	2.99%	3.63%	3.94%	0.44%
International Fund I	3.95%	4.33%	4.37%	5.35%	0.64%
LargeCap Growth Fund	6.25%	6.61%	6.56%	6.68%	1.60%
LargeCap Growth Fund I	12.23%	12.58%	12.94%	12.96%	3.03%
LargeCap S&P 500 Index Fund	7.30%	7.56%	7.52%	7.89%	1.37%
LargeCap Value Fund	6.01%	6.39%	6.33%	6.40%	1.30%
LargeCap Value Fund I	11.89%	12.03%	12.57%	12.55%	2.45%
MidCap Growth Fund III	2.42%	2.39%	2.42%	2.28%	0.61%
MidCap Value Fund I	2.31%	2.24%	2.41%	2.15%	0.58%
Overseas Fund	6.64%	7.26%	7.68%	8.06%	1.43%
Preferred Securities Fund	2.58%	2.34%	2.38%	2.28%	1.58%
Real Estate Securities Fund	3.34%	2.99%	3.73%	2.16%	-
Short-Term Income Fund	-	-	-	-	12.90%
SmallCap Growth Fund I	2.37%	2.49%	2.38%	2.41%	0.83%
SmallCap Value Fund II	2.30%	2.12%	2.39%	2.08%	0.71%
	100.00%	100.00%	100.00%	100.00%	100.00%

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Underlying Fund	SAM Balanced Portfolio	SAM Conservative Balanced Portfolio	SAM Conservative Growth Portfolio	SAM Flexible Income Portfolio	SAM Strategic Growth Portfolio
Diversified International Fund	8.48%	5.54%	11.20%	2.58%	12.73%
Diversified Real Asset Fund	-	-	2.04%	-	-
Equity Income Fund	18.00%	9.92%	21.95%	7.62%	22.21%
Global Diversified Income Fund	1.96%	2.86%	-	5.61%	-
Global Multi-Strategy Fund	0.67%	0.60%	0.80%	-	-
Global Real Estate Securities Fund	0.62%	0.45%	1.23%	1.24%	2.03%
Government & High Quality Bond Fund	13.04%	20.02%	5.38%	23.83%	0.57%
High Yield Fund	2.98%	3.82%	1.98%	4.22%	-
Income Fund	13.18%	20.52%	5.41%	24.89%	-
Inflation Protection Fund	0.61%	1.34%	0.01%	-	-
International Emerging Markets Fund	2.20%	1.24%	2.60%	0.73%	4.03%
LargeCap Blend Fund II	2.65%	2.72%	3.36%	1.72%	5.45%
LargeCap Growth Fund	5.65%	3.79%	6.11%	1.18%	7.82%
LargeCap Growth Fund II	2.88%	1.90%	3.83%	1.81%	4.42%
LargeCap Value Fund	2.58%	2.55%	4.61%	1.86%	3.96%
LargeCap Value Fund III	3.47%	2.56%	5.74%	1.88%	5.21%
MidCap Blend Fund	2.80%	1.69%	3.61%	1.42%	4.38%
MidCap Growth Fund III	0.71%	0.72%	0.99%	-	3.49%
Preferred Securities Fund	2.34%	3.51%	0.73%	5.49%	-
Principal Capital Appreciation Fund	7.29%	5.76%	9.59%	1.85%	12.36%
Real Estate Securities Fund	0.45%	0.29%	0.01%	0.87%	0.39%
Short-Term Income Fund	1.90%	5.15%	0.59%	8.13%	-
SmallCap Growth Fund I	2.66%	1.12%	4.03%	0.49%	5.32%
SmallCap Value Fund II	1.17%	0.71%	1.74%	-	2.84%
Small-MidCap Dividend Income Fund	1.71%	1.22%	2.46%	2.58%	2.79%
	100.00%	100.00%	100.00%	100.00%	100.00%

Each fund of funds indirectly bears its pro-rata share of the expenses of the Underlying Funds in which it invests, as well as directly incurring expenses. Therefore, investment in a fund of funds is more costly than investing directly in shares of the Underlying Funds.

If you are considering investing in a Principal LifeTime Fund, you should take into account your estimated retirement date and risk tolerance. In general, each Principal LifeTime Fund is managed with the assumption that the investor will invest in a Principal LifeTime Fund whose stated date is closest to the date the shareholder retires. Choosing a fund targeting an earlier date represents a more conservative choice; choosing a fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the Principal LifeTime Funds are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.

There are five Strategic Asset Management ("SAM") Portfolios: Flexible Income, Conservative Balanced, Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The SAM Portfolios share the same risks but often with different levels of exposure. In general, relative to the other Portfolios:

•	the Balanced Portfolio should offer investors the potential for a medium level of income and a medium level of capital growth, while exposing them to a medium level of principal risk,
•	the Conservative Balanced Portfolio should offer investors the potential for a medium to high level of income and a medium to low level of capital growth, while exposing them to a medium to low level of principal risk,
•	the Conservative Growth Portfolio should offer investors the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk,
•	the Flexible Income Portfolio should offer investors the potential for a high level of income and a low level of capital growth, while exposing them to a low level of principal risk, and
•	the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk.
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Funds of funds can be subject to payment in kind liquidity risk: If an underlying fund pays a redemption request by the fund wholly or partly by a distribution-in-kind of portfolio securities rather than in cash, the fund may hold such portfolio securities until its sub-advisor determines that it is appropriate to dispose of them.

Hedging

The success of a fund’s hedging strategy will be subject to the Sub-Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of a fund’s hedging strategy will also be subject to the Sub-Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Sub-Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent a fund from achieving the intended hedge or expose a fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

High Yield Securities

Debt securities rated at the time of purchase BB+ or lower by Standard & Poor's Ratings Services or Ba1 or lower by Moody's or, if not rated, determined to be of equivalent quality by Principal or the Sub-Advisor are sometimes referred to as high yield or "junk bonds" and are considered speculative; such securities could be in default at time of purchase. Each of the Principal LifeTime Funds and Strategic Asset Management Portfolios may invest in underlying funds that may invest in such securities.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a fund, the fund may retain the security if Principal or Sub-Advisor thinks it is in the best interest of shareholders.

Index Funds

Index funds generally attempt to mirror the investment performance of the index by allocating the fund's assets in approximately the same weightings as the index. However, it is unlikely that the fund's performance will perfectly correlate with the index performance for a variety of reasons. The correlation between fund performance and index performance may be affected by the fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares. Because of the difficulty and expense of executing relatively small securities trades, index funds may not always be invested in the less heavily weighted securities and may at times be weighted differently than the index.

Industry Concentration

A fund that concentrates its investments (invests more than 25% of its net assets) in a particular industry (or group of industries) is more exposed to the overall condition of the particular industry than a fund that invests in a wider

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variety of industries. A particular industry could be affected by economic, business, supply-and-demand, political, or regulatory factors. Companies within the same industry could react similarly to such factors. As a result, a fund’s concentration in a particular industry would increase the possibility that the fund’s performance will be affected by such factors.

Initial Public Offerings ("IPOs")

An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a fund's asset base is small, a significant portion of the fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the fund. As the fund's assets grow, the effect of the fund's investments in IPOs on the fund's performance probably will decline, which could reduce the fund's performance. Because of the price volatility of IPO shares, a fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the fund's portfolio and lead to increased expenses to the fund, such as commissions and transaction costs. By selling IPO shares, the fund may realize taxable gains it will subsequently distribute to shareholders.

Leverage

If a fund makes investments in futures contracts, forward contracts, swaps and other derivative instruments, these instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the fund. The net asset value of a fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the fund to pay interest. Leveraging may cause a fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. To the extent that a fund is not able to close out a leveraged position because of market illiquidity, a fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations.

Liquidity Risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund's ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk

If a Sub-Advisor's investment strategies do not perform as expected, the fund could underperform other funds with similar investment objectives or lose money.

•	Active Management: The performance of a fund that is actively managed will reflect in part the ability of Principal and/or Sub-Advisor(s) to make investment decisions that are suited to achieving the fund's investment objective. Funds that are actively managed are prepared to invest in securities, sectors, or industries differently from the benchmark.
•	Passive Management: Index funds use a passive, or indexing, investment approach. Index funds do not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock or bond performance. Index funds attempt to replicate their relevant target index by investing primarily in the securities held by the index in approximately the same proportion of the weightings in the index. However, because of the difficulty of executing some relatively small securities trades, such funds may not always be invested in the less heavily weighted securities held by the index. An index fund's ability to match the performance of their relevant index may be affected by many factors, such as fund expenses, the timing of cash flows into and out of the fund, changes in securities markets, and changes in the composition of the index. Some index funds may invest in index futures and options on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.
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Market Volatility and Issuer Risk

The value of a fund's portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund's investments are concentrated in certain sectors, its performance could be worse than the overall market. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. It is possible to lose money when investing in a fund.

Master Limited Partnerships

Master limited partnerships ("MLPs") tend to pay relatively higher distributions than other types of companies. The amount of cash that each individual MLP can distribute to its partners will depend on the amount of cash it generates from operations, which will vary from quarter to quarter depending on factors affecting the market generally and on factors affecting the particular business lines of the MLP. Available cash will also depend on the MLPs' level of operating costs (including incentive distributions to the general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs and other factors. The benefit derived from investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. If, as a result of a change in current law or a change in an MLP's business, an MLP were treated as a corporation for federal income tax purposes, the MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution would be reduced and the distributions received might be taxed entirely as dividend income.

Municipal Obligations and AMT-Subject Bonds

The term “municipal obligations” generally is understood to include debt obligations issued by municipalities to obtain funds for various public purposes. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit, with either limited or unlimited taxing power for the payment of principal and interest. Revenue bonds are not supported by the issuer's full taxing authority. Generally, they are payable only from the revenues of a particular facility, a class of facilities, or the proceeds of another specific revenue source.

"AMT-subject bonds" are municipal obligations issued to finance certain "private activities," such as bonds used to finance airports, housing projects, student loan programs, and water and sewer projects. Interest on AMT-subject bonds is an item of tax preference for purposes of the federal individual alternative minimum tax ("AMT") and will also give rise to corporate alternative minimum taxes. See "Tax Considerations" for a discussion of the tax consequences of investing in the fund.

Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect upon the ability of the fund to purchase sufficient amounts of tax-exempt securities.

Portfolio Turnover

"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds that engage in active trading may have high portfolio turnover rates. Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the fund) and may lower the fund's performance. Please consider all the factors when you compare the turnover rates of different funds. You should also be aware that the "total return" line in the Financial Highlights section reflects portfolio turnover costs.

No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests.

Preferred Securities

Preferred securities generally pay fixed rate dividends and/or interest (though some are adjustable rate) and typically have "preference" over common stock in payment priority and the liquidation of a company's assets - preference means that a company must pay on its preferred securities before paying on its common stock, and the claims of preferred securities holders are typically ahead of common stockholders' claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market

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value of preferred securities is sensitive to changes in interest rates as they are typically fixed income securities - the fixed-income payments are expected to be the primary source of long-term investment return. In certain circumstances, an issuer of preferred securities may redeem the securities prior to their stated maturity date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in federal income tax or securities laws. As with call provisions, a redemption by the issuer may reduce the return of the security held by the fund. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in a fund that invests in preferred securities are more similar to those associated with a bond fund than a stock fund.

Real Estate Investment Trusts

Real estate investment trust securities ("REITs") involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are characterized as: equity REITs, which primarily own property and generate revenue from rental income; mortgage REITs, which invest in real estate mortgages; and hybrid REITs, which combine the characteristics of both equity and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. As an investor in a REIT, the fund will be subject to the REIT’s expenses, including management fees, and will remain subject to the fund's advisory fees with respect to the assets so invested. REITs are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Internal Revenue Code, and failing to maintain their exemptions from registration under the 1940 Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.

Real Estate Securities

Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market and the real estate industry in general. Generally, companies in the real estate industry are considered to be those that have principal activity involving the development, ownership, construction, management or sale of real estate; have significant real estate holdings, such as hospitality companies, healthcare facilities, supermarkets and mining, lumber and paper companies; and/or provide products or services related to the real estate industry, such as financial institutions that make and/or service mortgage loans and manufacturers or distributors of building supplies. Securities of companies in the real estate industry are sensitive to factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws.

Repurchase Agreements

Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected fund bears a risk of loss. To minimize such risks, the fund enters into repurchase agreements only with parties a Sub-Advisor deems creditworthy (those that are large, well-capitalized and well-established financial institutions). In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Royalty Trusts

A royalty trust generally acquires an interest in natural resource or chemical companies and distributes the income it receives to its investors. A sustained decline in demand for natural resource and related products could adversely affect royalty trust revenues and cash flows. Such a decline could result from a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand. Rising interest rates could harm the performance and limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields. Fund shareholders will indirectly bear their proportionate share of the royalty trusts' expenses.

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Short Sales

A fund enters into a short sale by selling a security it has borrowed (typically from a broker or other institution). If the market price of a security increases after a fund borrows the security, the fund will suffer a (potentially unlimited) loss when it replaces the borrowed security at the higher price. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. In addition, a fund may not always be able to borrow the security at a particular time or at an acceptable price. Before a fund replaces a borrowed security, it is required to designate on its books cash or liquid assets as collateral to cover the fund’s short position, marking the collateral to market daily. This obligation limits a fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations. The fund may also take a short position in a derivative instrument, such as a future, forward or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. Short sales also involve transaction and other costs that will reduce potential fund gains and increase potential fund losses.

Small and Medium Capitalization Companies

Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.

Temporary Defensive Measures

From time to time, as part of its investment strategy, each fund may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. To the extent that a fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, the fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which a fund may take temporary defensive measures. In taking such measures, a fund may fail to achieve its investment objective.

The Money Market Fund may invest in high-quality money market securities at any time.

Underlying Funds

An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal is the advisor to the Principal LifeTime Funds, SAM Portfolios, PVC Diversified Balanced Account, PVC Diversified Growth Account, and each of the underlying funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios. Either PGI or Edge also serves as Sub-Advisor to some or all of the underlying funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

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As of October 31, 2011, PFI SAM Portfolios, PFI Principal LifeTime Funds, PVC SAM Portfolios, PVC Principal LifeTime Accounts, PVC Diversified Balanced Account, and PVC Diversified Growth Account own the following percentages of the Funds listed below:

Fund	Total Percentage of Outstanding Shares Owned
Bond & Mortgage Securities Fund	64.25%
Core Plus Bond Fund I	39.47%
Diversified International Fund	59.04%
Equity Income Fund	45.58%
Global Diversified Income Fund	14.37%
Global Real Estate Securities Fund	83.08%
Government & High Quality Bond Fund	57.77%
High Yield Fund	7.88%
High Yield Fund I	66.29%
Income Fund	63.71%
Inflation Protection Fund	54.26%
International Emerging Markets Fund	54.88%
International Fund I	44.38%
LargeCap Blend II	33.55%
LargeCap Growth Fund	60.40%
LargeCap Growth Fund I	55.25%
LargeCap Growth Fund II	30.20%
LargeCap S&P 500 Index Fund	46.43%
LargeCap Value Fund	77.80%
LargeCap Value Fund I	88.49%
LargeCap Value Fund III	35.90%
MidCap Blend Fund	15.53%
MidCap Growth Fund III	32.44%
MidCap S&P 400 Index Fund	10.04%
MidCap Value Fund I	23.89%
Overseas Fund	69.50%
Principal Capital Appreciation Fund	42.72%
Real Estate Securities Fund	36.57%
Short-Term Income Fund	37.38%
SmallCap Growth Fund I	55.05%
SmallCap S&P 600 Index Fund	9.94%
SmallCap Value Fund II	48.23%

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund's policies and procedures with respect to disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.

MANAGEMENT OF THE FUNDS

The Manager

Principal Management Corporation (“Principal”) serves as the manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

Principal provides investment advisory services with respect to 10-40% of the assets of the following Funds: International Fund I, LargeCap Blend Fund II, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap Value Fund I, LargeCap Value Fund III, MidCap Growth Fund III, MidCap Value Fund I, MidCap Value Fund III, Overseas Fund, SmallCap Growth Fund I, SmallCap Growth Fund II, and SmallCap Value Fund II. The remaining assets in each of these Funds will be managed by the sub-advisor(s) named in the prospectus.

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Principal provides these investment advisory services through a portfolio manager who functions as a co-employee of Principal and Principal Global Investors, LLC ("PGI") under an investment service agreement. Through the agreement, the portfolio manager has access to PGI's equity management processes, systems, staff, proprietary quantitative model, portfolio construction disciplines, experienced portfolio management, and quantitative research staff. This portfolio manager also has access to PGI's trading staff and trade execution capabilities along with PGI's order management system, pre- and post-trade compliance system, portfolio accounting system and performance attribution and risk management system. Mariateresa Monaco has been the lead portfolio manager for the 10-40% of the assets to which Principal will provide investment advisory services since 2009.

Mariateresa Monaco. Ms. Monaco has worked as a portfolio manager for Principal since 2009. Previously, she worked as a portfolio manager for Principal Global Investors, LLC, where she worked as a portfolio manager since 2005. Prior to that, Ms. Monaco worked for Fidelity Management and Research. She earned a master’s degree in Electrical Engineering from Politecnico di Torino, Italy, a master’s degree in Electrical Engineering from Northeastern University, and an M.B.A. from the Sloan School of Management at the Massachusetts Institute of Technology.

Principal provides a substantial part of the investment advisory services to each of the Principal LifeTime Funds directly, while engaging PGI as a sub-advisor to assist in providing those investment advisory services. The portfolio managers Principal has appointed for each Principal LifeTime Fund are James Fennessey, Jeffrey Tyler, and Randy Welch. The portfolio managers PGI has appointed for each Principal LifeTime Fund are David Blake and Dirk Laschanzky. Messrs. Fennessey, Tyler, Welch, Blake, and Laschanzky work as a team, sharing day-to-day management of the Principal LifeTime Funds; however, Mr. Tyler has ultimate decision making authority.

James W. Fennessey. Mr. Fennessey joined the Principal Financial Group in 2000. He is the Head of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the investment managers under the due diligence program that monitors investment managers used by the Principal Funds. Mr. Fennessey earned a B.S. in Business Administration, with an emphasis in Finance, and a minor in Economics from Truman State University. He has earned the right to use the Chartered Financial Analyst designation.

Jeffrey R. Tyler. Mr. Tyler joined Principal in 2011. Prior to that, Mr. Tyler was the Chief Investment Officer at EXOS Partners. From 1988-2009, Mr. Tyler was a Senior Vice President, Senior Portfolio Manager, and Manager of Taxable Fixed Income for American Century. He earned a B.A. in business economics and accounting from the University of California, Santa Barbara and a Master of Management in finance and economics from the J.L. Kellogg Graduate School of Management, Northwestern University. Mr. Tyler has earned the right to use the Chartered Financial Analyst designation.

Randy L. Welch. Mr. Welch joined the Principal Financial Group in 1989 and oversees the functions of the Investment Services group, which includes investment manager research, investment consulting, performance analysis, and investment communication. He is also responsible for the due diligence program that monitors investment managers used by the Principal Funds. Mr. Welch is an affiliate member of the Chartered Financial Analysts (CFA) Institute. Mr. Welch earned a B.A. in Business/ Finance from Grand View College and an M.B.A. from Drake University.

Cash Management Program

Each fund has cash available in its portfolios to meet redemption requests and to pay expenses. Additionally, funds receive cash flows when shareholders purchase shares. Principal will invest the cash, which comprises a very small portion of the funds' portfolios, in money market investments and in stock index futures contracts based on the Fund's market cap to gain exposure to the market. Stock index futures provide returns similar to those of common stocks. Principal believes that, over the long term, this strategy will enhance the investment performance of the Funds. Principal has implemented a cash management program for the following Funds: International Fund I, LargeCap Blend Fund II, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap Value Fund I, LargeCap Value Fund III, MidCap Growth Fund III, MidCap Value Fund I, MidCap Value Fund III, Overseas Fund, SmallCap Growth Fund I, SmallCap Growth Fund II, and SmallCap Value Fund II.

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The Sub-Advisors

Principal has signed contracts with various Sub-Advisors. Under the sub-advisory agreements, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services to the portion of the assets for a specific Fund allocated to it by Principal. For these services, Principal pays the Sub-Advisor a fee.

Principal or the Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

Some of the Sub-Advisors may enter into co-employee agreements, investment service agreements, dual employee agreements, or other similar agreements with advisers with which they are affiliated. Through the agreements, the Sub-Advisor’s portfolio manager usually is accorded access to the portfolio management processes, systems, staff, proprietary quantitative model, portfolio construction disciplines, experienced portfolio management, and quantitative research staff of the affiliated investment advisory firm. Likewise, through the agreements, the portfolio manager usually has access to the trading staff and trade execution capabilities along with the order management system, pre- and post-trade compliance system, portfolio accounting system and portfolio accounting system and performance attribution and risk management system of the affiliated investment advisory firm.

Several of the Funds have multiple Sub-Advisors. For those Funds (except the Global Diversified Income Fund), a team at Principal, consisting of Jessica Bush, James Fennessey and Randy Welch, determines the portion of the Fund's assets each Sub-Advisor will manage and may, from time-to-time, reallocate Fund assets between the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors occur as a Sub-Advisor liquidates assets in the normal course of portfolio management or with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

The Global Diversified Income Fund has multiple Sub-Advisors and a team at Principal, consisting of Michael Finnegan, Kelly Grossman, and Dave Reichart, determines the portion of the Fund’s assets each Sub-Advisor will manage and may, from time-to-time, reallocate Fund assets between the Sub-Advisors. This team shares day-to-day portfolio management, sharing authority, with no limitation on the authority of one portfolio manager in relation to another. The decision to reallocate Fund assets between the Sub-Advisors may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors occur as a Sub-Advisor liquidates assets in the normal course of portfolio management or with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Jessica S. Bush. Ms. Bush, Senior Research Analyst, joined the Principal Financial Group in 2006. Prior to joining the Principal Financial Group she spent over three years at Putnam Investments. She is a member of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the sub-advisors under the due diligence program that monitors investment managers used by the Principal Funds. Ms. Bush earned a B.A. in Business Administration from the University of Michigan. She has earned the right to use the Chartered Financial Analyst designation.

Michael P. Finnegan. Mr. Finnegan is Chief Investment Officer for Principal Management Corporation. Mr. Finnegan joined the Principal Financial Group in May of 2001 and leads the Investment Services group. He earned a B.B.A. in Finance from Iowa State University and an M.A. in Finance from the University of Iowa. Mr. Finnegan has earned the right to use the Chartered Financial Analyst designation and is a member of the ICFA and the Iowa Society of Financial Analysts.

Kelly Grossman. Ms. Grossman is Senior Product Manager at Principal. Prior to that, she was a Managing Director within the Capital Markets and Structured Products Group at Principal Global Investors. Ms. Grossman earned a B.A. in Mathematics and Computer Science from the University of Northern Iowa. She is a fellow of the Society of Actuaries and a member of the American Academy of Actuaries.

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Dave Reichart. Mr. Reichart is a Senior Vice President for Principal. He began working for Principal Financial Group in 2001. Mr. Reichart earned a B.A. in finance from University of Nebraska and an MBA from Drake University. Mr. Reichart has earned the right to use the Chartered Financial Analyst designation.

The Fund summaries identified the portfolio managers and the funds they manage. Additional information about the portfolio managers follows. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.

Sub-Advisor:	AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, NY 10105, was founded in 1971 as an independent investment advisor registered with the SEC.

AllianceBernstein is the sub-advisor for a portion of the assets of the SmallCap Growth Fund I.

The portfolio managers listed below for the SmallCap Growth Fund I operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Bruce K. Aronow has been with AllianceBernstein since 1999. He earned a B.A. in Philosophy and Economics from Colgate University. Mr. Aronow has earned the right to use the Chartered Financial Analyst designation.

N. Kumar Kirpalani has been with AllianceBernstein since 1999. He earned a BTech from the Indian Institute of Technology and an M.B.A. from the University of Chicago. Mr. Kirpalani has earned the right to use the Chartered Financial Analyst designation.

Samantha S. Lau has been with AllianceBernstein since 1999. She earned a B.S. in Finance and Accounting from the Wharton School of the University of Pennsylvania. She has earned the right to use the Chartered Financial Analyst designation.

Wen-Tse Tseng has been with AllianceBernstein since 2006. Prior to joining the firm, he spent four years as the healthcare portfolio manager for the small-cap growth team at William D. Witter (the same team had previously managed assets for Weiss, Peck & Greer). He earned a B.S. from National Taiwan University, an M.S. in Molecular Genetics and Microbiology from Robert Wood Johnson Medical School-University of Medicine and Dentistry of New Jersey, and an M.B.A. from Graziadio School of Business and Management at Pepperdine University.

Sub-Advisor:	American Century Investment Management, Inc. (“American Century”), American Century Tower, 4500 Main Street, Kansas City, MO 64111, was founded in 1958 and is a wholly owned subsidiary of American Century Companies, Inc.

American Century is the sub-advisor for a portion of the assets of the LargeCap Growth Fund II.

American Century uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund’s investment objective and strategy. The portfolio managers on the investment team are jointly and primarily responsible for the day-to-day management of the Fund.

Prescott LeGard has been with American Century since 1999. He earned B.A. in Economics from DePauw University. Mr. LeGard has earned the right to use the Chartered Financial Analyst designation.

Gregory J. Woodhams has been with American Century since 1997. He earned a bachelor’s degree in Economics from Rice University and a master’s degree in Economics from the University of Wisconsin at Madison. Mr. Woodhams has earned the right to use the Chartered Financial Analyst designation.

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Sub-Advisor:	Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”), 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201, is an investment advisory firm that was founded in 1979 and is a subsidiary of Old Mutual Asset Management (US) LLC, which is a subsidiary of Old Mutual plc, based in London, England.

BHMS is the sub-advisor for a portion of the assets of the MidCap Value Fund III, a portion of the assets of the LargeCap Value Fund III, and a portion of the assets of the Overseas Fund.

BHMS manages the Overseas Fund with a team consisting of a portfolio manager, an assistant portfolio manager, and analysts who are responsible for the coverage of specific sectors. David A. Hodges, Jr. is the lead portfolio manager and Randolph S. Wrighton, Jr. is the assistant portfolio manager.

The day-to-day portfolio management for MidCap Value Fund III is shared by two portfolio managers. The Portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

The day-to-day portfolio management for the LargeCap Value Fund III is shared by multiple portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

James P. Barrow, founding partner of BHMS, has been with BHMS since 1979. He earned a B.S. from the University of South Carolina.

Robert J. Chambers joined BHMS in 1994. Mr. Chambers earned a B.S. from Drexel University. He has earned the right to use the Chartered Financial Analyst designation.

Timothy J. Culler joined BHMS in 1999. Mr. Culler earned a B.A. and MA from Miami University. He has earned the right to use the Chartered Financial Analyst designation.

Mark Giambrone has been with BHMS since 1998. He is a CPA and earned a B.S. from Indiana University and an M.B.A. from the University of Chicago.

David A. Hodges, Jr. joined BHMS in 2001. Mr. Hodges earned a B.A. from Southern Methodist University, an M.B.A. from the University of Florida, and a J.D. from the University of Arkansas School of Law. He has earned the right to use the Chartered Financial Analyst designation.

Ray Nixon Jr. joined BHMS in 1994. Mr. Nixon earned a B.A. and MBA from the University of Texas.

Randolph S. Wrighton, Jr. joined BHMS in 2005 as an equity analyst. He earned a B.A. from Vanderbilt University and an M.B.A. from the University of Texas. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	BlackRock Financial Management, Inc. (“BlackRock”), 55 East 52nd Street, New York, New York 10055, is a registered investment adviser organized in 1994. BlackRock and its affiliates manage investment company and other portfolio assets.

BlackRock is the sub-advisor for the Inflation Protection Fund.

The Inflation Protection Fund is managed by a team of financial professionals at BlackRock. Martin Hegarty and Brian Weinstein are jointly and primarily responsible for the day-to-day management of the Fund.

Martin Hegarty has been with BlackRock since 2010. Prior to joining the firm, he served as a Director at Bank of America Merrill lynch. He earned a B.S. in economics from Rhodes University, South Africa.

Brian Weinstein has been with BlackRock since 2000. He earned a B.A. in History from the University of Pennsylvania.

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Sub-Advisor:	Brown Advisory, LLC (“Brown”), 901 South Bond Street, Suite 400, Baltimore, Maryland 21231, is a registered investment adviser and wholly-owned subsidiary of Brown Advisory Management, LLC.

Brown is the sub-advisor for a portion of the assets of the LargeCap Growth Fund I and a portion of the assets of the SmallCap Growth Fund I.

For the SmallCap Growth Fund I, day-to-day portfolio management is shared by two portfolio managers. They operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

Christopher A. Berrier has been with Brown since 2005 and has been partner and co-portfolio manager of the Firm's Small-Cap Growth Strategy since he joined the Firm. Mr. Berrier earned an A.B. from Princeton University.

Timothy W. Hathaway has been with Brown since 1995 and has been partner and co-portfolio manager of the Firm's Small-Cap Growth Strategy since 2005. Mr. Hathaway earned a B.A. from Randolph-Macon College and an M.B.A. from Loyola College in 2001. He has earned the right to use the Chartered Financial Analyst Designation.

Kenneth M. Stuzin has been with Brown since 1996. He earned a B.A. and an M.B.A. from Columbia University. Mr. Stuzin has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	Causeway Capital Management LLC (“Causeway”), 11111 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025, is a registered investment adviser founded in 2001.

Causeway is the sub-advisor for a portion of the assets of the Overseas Fund.

The day-to-day portfolio management is shared by a team of portfolio managers. The portfolio managers operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

James A. Doyle has been with Causeway since 2001. He earned a B.A. in Economics from Northwestern University and an M.B.A. in Finance from the Wharton School, University of Pennsylvania.

Kevin Durkin has been with Causeway since 2001. He earned a B.S. from Boston College and an M.B.A. from the University of Chicago.

Jonathan P. Eng has been with Causeway since 2001. He earned a B.A. in History and Economics from Brandeis University and an M.B.A. from the Anderson Graduate School of Management at UCLA.

Harry W. Hartford co-founded the firm in 2001. He earned a B.A. in Economics from the University of Dublin, Trinity College and an M.Sc. in Economics from Oklahoma State University.

Sarah H. Ketterer co-founded the firm in 2001. She earned a B.A. in Economics and Political Science from Stanford University and an M.B.A. from the Amos Tuck School, Dartmouth College.

Sub-Advisor:	ClearBridge Advisors, LLC (“ClearBridge”), 620 8th Avenue, New York, NY 10018, formed in 2005, is a wholly-owned subsidiary of Legg Mason, Inc.

ClearBridge is the sub-advisor for a portion of the assets of the LargeCap Blend Fund II.

Michael Kagan is lead portfolio manager for the mandate, along with Scott Glasser. As portfolio managers, they are aware of any and all activity in the portfolio, and share full authority for all purchase and sell decisions.

Scott Glasser joined ClearBridge in 2005 in connection with the Legg Mason/Citigroup transaction. Previously, Mr. Glasser was a Managing Director of Citigroup Global Markets, Inc. and served as a Portfolio Manager at Smith Barney Asset Management. He earned a B.A. from Middlebury College and an M.B.A. from Pennsylvania State University.

Michael Kagan joined ClearBridge in 2005 in connection with the Legg Mason/Citigroup transaction. Previously, Mr. Kagan was a Managing Director of Citigroup Global Markets, Inc. and served as a Portfolio Manager at Salomon Brothers Asset Management. He earned a B.A. from Harvard College.

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Sub-Advisor:	Columbus Circle Investors (“CCI”), Metro Center, One Station Place, Stamford, CT 06902, founded in 1975, is an affiliate of PGI and a member of the Principal Financial Group.

CCI is the sub-advisor for the LargeCap Growth Fund, the MidCap Growth Fund and a portion of the assets of the SmallCap Growth Fund I.

For the LargeCap Growth Fund, Anthony Rizza is the lead portfolio manager, and Thomas J. Bisighini, as co-portfolio manager, has responsibility for research and supports Mr. Rizza on the day-to-day management of the Fund.

For the MidCap Growth Fund, Clifford G. Fox is the lead portfolio manager and Michael Iacono and Katerina Wasserman are the co-portfolio managers. Mr. Fox has the final decision making authority, but Mr. Iacono and Ms. Wasserman have the authority to execute trades in Mr. Fox’s absence.

For the SmallCap Growth Fund I, Clifford G. Fox is the lead portfolio manager and Katerina Wasserman is the co-portfolio manager. Mr. Fox has the final decision making authority, but Ms. Wasserman has the authority to execute trades in Mr. Fox’s absence.

Thomas J. Bisighini has been with CCI since 2004. He earned a B.S. from Bentley College and an M.B.A. in Finance from Fordham University. Mr. Bisighini has earned the right to use the Chartered Financial Analyst designation.

Clifford G. Fox has been with CCI since 1992. He earned an M.B.A. from the Stern School of Business, New York University and a B.S. from the Wharton School, University of Pennsylvania. Mr. Fox has earned the right to use the Chartered Financial Analyst designation.

Michael Iacono has been with CCI since 1997. He earned a B.S. from Boston College. Mr. Iacono is a CPA and has earned the right to use the Chartered Financial Analyst designation.

Anthony Rizza has been with CCI since 1991. He earned a B.S. in Business from the University of Connecticut. Mr. Rizza has earned the right to use the Chartered Financial Analyst designation.

Katerina Wasserman has been with CCI since 2000. She earned a B.S. in Biochemistry from the State University of New York at Stony Brook and a master’s of Public Administration from the Robert F. Wagner Graduate School at New York University.

Sub-Advisor:	Dimensional Fund Advisors LP (“Dimensional”), 6300 Bee Cave Road, Building One, Austin, TX 78746, is a registered investment advisor organized in 1981.

Dimensional is the sub-advisor for a portion of the assets of the SmallCap Value Fund II.

In accordance with the team approach used to manage the portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by Dimensional's Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the portfolios including running buy and sell programs based on the parameters established by the Investment Committee. The portfolio manager named in the Fund summary coordinates the efforts of all other portfolio managers with respect to Dimensional's day to day management of the portion of the SmallCap Value Fund II allocated to it.

Stephen A. Clark has been with Dimensional since 2001. He earned a B.S. from Bradley University and an M.B.A. from the University of Chicago.

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Sub-Advisor:	Edge Asset Management, Inc. (“Edge”), 601 Union Street, Suite 2200, Seattle, WA 98101-1377, is an affiliate of Principal and a member of the Principal Financial Group. Edge has been in the business of investment management since 1944.

Edge is the sub-advisor for the Equity Income Fund, the Government & High Quality Bond Fund, the High Yield Fund, the Income Fund, the Principal Capital Appreciation Fund, the Short-Term Income Fund, the SAM Balanced Portfolio, the SAM Conservative Balanced Portfolio, the SAM Conservative Growth Portfolio, the SAM Flexible Income Portfolio, and the SAM Strategic Growth Portfolio.

When more than one portfolio manager is identified as being responsible for the day-to-day portfolio management, the portfolio managers operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

Charles D. Averill previously was a senior quantitative analyst and has worked at Edge since 1990. He earned a bachelor’s degree in Economics from Reed College and an M.A. in Economics from Princeton University. Mr. Averill has earned the right to use the Chartered Financial Analyst designation.

Daniel R. Coleman joined Edge in 2001 and has held various investment management roles on the equity team, including Portfolio Manager and some senior management roles. He earned a bachelor's degree in Finance from the University of Washington and an M.B.A. from New York University.

Jill R. Cuniff became President of Edge in 2009 and became a portfolio manager in 2010. Prior to becoming the President of Edge, Ms. Cuniff was the President of Morley Financial. She earned a bachelor’s degree in Business Finance from Montana State University.

Mark P. Denkinger has been with Edge since 2009 and is responsible for high yield credit and leveraged loans. Previously, Mr. Denkinger was the managing director of fixed income credit research and trading. As a co-employee of Edge and Principal Global Investors, LLC (“PGI”), Mr. Denkinger manages Principal Fund assets as an employee of Edge, but uses PGI’s proprietary investment process and resources. He earned a bachelor’s degree in Finance and an M.B.A. with a Finance emphasis from the University of Iowa. Mr. Denkinger has earned the right to use the Chartered Financial Analyst designation.

Philip M. Foreman has been with Edge since 2002. He earned a bachelor’s degree in Economics from the University of Washington and an M.B.A. from the University of Puget Sound. Mr. Foreman has earned the right to use the Chartered Financial Analyst designation.

John R. Friedl has been with Edge since 1998. He earned a B.A. in Communications and History from the University of Washington and a master's degree in Finance from Seattle University. Mr. Friedl has earned the right to use the Chartered Financial Analyst designation.

Todd A. Jablonski, has been with Edge since 2010. Previously, he was an Executive Director and Portfolio manager at UBS. Prior to that, he was the lead portfolio manager of US large cap strategies at Credit Suisse Asset Management. He earned a bachelor’s degree in Economics from the University of Virginia and an M.B.A. with an emphasis in Quantitative Finance from New York University's Stern School of Business. Mr. Jablonski has earned the right to use the Chartered Financial Analyst designation.

Ryan P. McCann has been a portfolio manager for Edge since 2010. Previously, he was a portfolio manager and trader of structured mortgage products for Columbia Asset Management. He earned a B.A. in Business Administration from Washington State University. Mr. McCann has earned the right to use the Chartered Financial Analyst designation.

Scott J. Peterson has been with Edge since 2002. He earned a bachelor’s degree in Mathematics from Brigham Young University and an M.B.A. from New York University’s Stern School of Business. Mr. Peterson has earned the right to use the Chartered Financial Analyst designation.

David W. Simpson has been with Edge since 2003. He earned a bachelor's degree from the University of Illinois and an M.B.A. in Finance from the University of Wisconsin. Mr. Simpson has earned the right to use the Chartered Financial Analyst designation.

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Darrin E. Smith has been with Edge since 2009 and has over 10 years experience as a high yield portfolio manager. As a co-employee of Edge and PGI, Mr. Smith manages Principal Fund assets as an employee of Edge, but uses PGI’s proprietary investment process and resources. He earned a bachelor’s degree in Economics from Iowa State University and an M.B.A. from Drake University. Mr. Smith has earned the right to use the Chartered Financial Analyst designation.

Greg L. Tornga joined Edge in 2011. Previously, Mr. Tornga worked at Payden & Rygel Investment Management in Los Angeles. He earned a bachelor’s degree from the University of Michigan and an MBA from the Argyros School of Business at Chapman University. Mr. Tornga has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	Emerald Advisers, Inc. (“Emerald”), 3175 Oregon Pike, Leola, PA 17540, is a wholly owned subsidiary of Emerald Asset Management incorporated in 1991.

Emerald is the sub-advisor for a portion of the assets of the SmallCap Growth Fund II.

The portfolio managers work as a team. Each person has the authority to make buy and sell decisions for the portfolio. Each also has sector-specific research responsibilities as well.

Joseph W. Garner has been with Emerald since 1994. He earned a B.A. in Economics from Millersville University and an M.B.A. from the Katz Graduate School of Business, University of Pittsburgh.

Kenneth G. Mertz II has been with Emerald since 1992. He earned a B.A. in Economics from Millersville University. Mr. Mertz has earned the right to use the Chartered Financial Analyst designation.

Stacey L. Sears has been with Emerald since 1991. She earned a B.S. in Business Administration from Millersville University and an M.B.A. from Villanova University.

Sub-Advisor:	Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, NY 10282, has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co.

GSAM is the sub-advisor for a portion of the assets of the MidCap Value Fund I.

The day-to-day portfolio management is shared by multiple portfolio managers. In each such case, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Dolores Bamford has been with GSAM since 2002. She earned a B.A. from Wellesley College and an M.S. from MIT Sloan School of Management. Ms. Bamford has earned the right to use the Chartered Financial Analyst designation.

Andrew Braun has been with GSAM since 1993. He earned a B.A. in Economics from Harvard University and an M.B.A. in Finance and Economics from the Stern School of Business at New York University.

Sean Gallagher has been with GSAM since 2000. He earned a B.S. in Finance from Drexel University and an M.B.A. in Finance and Accounting from Stern School of Business at New York University.

Sub-Advisor:	Guggenheim Investment Management, LLC ("Guggenheim"), 135 East 57th Street, 6th Floor, New York, New York 10022 is an SEC registered investment advisor.

Guggenheim is the sub-advisor for the high yield portion of the Global Diversified Income Fund.

The day-to-day portfolio management is shared by two Portfolio Managers who operate as a team, but each member does have a specific area of concentration as well. Mr. Mitchell is the lead portfolio manager and Mr. Lindquist focuses on trading and market evaluation.

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Sub-Advisor:	Guggenheim Partners Asset Management, LLC (“Guggenheim Partners”), 100 Wilshire Boulevard, Suite 500 Santa Monica, CA 90401, was formed in 2005 and became an SEC registered investment adviser in 2006.

Guggenheim Partners is the sub-advisor for the call option overwriting portion of the Global Diversified Income Fund.

For the portion of the Fund allocated to Guggenheim Partners, Mr. Pesaran is the lead portfolio manager and Mr. Flowers reviews and approves all trading recommendations prior to implementation. Mr. Sharaff, as Assistant Chief Investment Officer for Equities, has oversight responsibilities for all equity portfolios managed by Guggenheim Partners. Mr. Minerd, as Chief Investment Officer, has oversight responsibilities for all portfolios managed by Guggenheim Partners.

Jayson Flowers joined Guggenheim Partners in 1998, and serves as the Head of Guggenheim’s Equity and Derivative Strategies. Mr. Flowers earned a B.A. in Economics from Union College.

B. Scott Minerd joined Guggenheim Capital, LLC in 1998. Mr. Minerd is Chief Investment Officer of Guggenheim Partners and Guggenheim Investment Management, LLC and a Managing Partner of Guggenheim Partners, LLC. Mr. Minerd earned a B.S. in Economics from the Wharton School, University of Pennsylvania, Philadelphia, and has completed graduate work at the University of Chicago Graduate School of Business and the Wharton School, University of Pennsylvania.

Jamal Pesaran joined Guggenheim Partners in 2008. Prior to joining the firm, he was with Lehman Brothers and then HSBC Securities. Mr. Pesaran earned a B.S. in Economics from Bristol University and an MBA from UCLA Anderson Graduate School of Business. He has earned the right to use the Chartered Financial Analyst designation.

Farhan Sharaff joined Guggenheim Partners in 2010. Previously, Mr. Sharaff was a Partner and Chief Investment Officer at MJX Capital Advisors. Prior to that, Mr. Sharaff served as the global Chief Investment Officer at CIGNA Corporation, Zurich Scudder Investments and Citigroup. Mr. Sharaff earned a B.S. in Electrical Engineering from the University of Aston (U.K.) and an MBA in Finance from the Manchester Business School (U.K.).

Sub-Advisor:	Herndon Capital Management, LLC (“Herndon”), 100 Auburn Ave, Suite 300, Atlanta, GA 30303, has been registered with the SEC as an investment adviser since 2001 and managing assets since 2002. Herndon is an institutional investment management firm specializing in large and mid capitalization equity strategies.

Herndon is the sub-advisor for a portion of the assets of the LargeCap Value Fund I.

Randell A. Cain, Jr. has been with Herndon since 2002. Mr. Cain earned a Bachelor of Industrial Engineering degree from the Georgia Institute of Technology, an Interdisciplinary B.S. from Morehouse College, and an MBA from Harvard Business School. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	J.P. Morgan Investment Management Inc. (“J.P. Morgan”), 270 Park Avenue, New York, NY 10017, is an SEC registered investment advisor and an indirect wholly owned subsidiary of JPMorgan Chase & Co.

J.P. Morgan is the sub-advisor the a portion of the assets of the High Yield Fund I.

The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

James E. Gibson has been with J.P. Morgan since 1988. He earned a B.S. in Finance from the University of Cincinnati College of Business Administration.

William J. Morgan has been with J.P. Morgan since 2005. He earned a B.A. in History from Kenyon College and an M.B.A. from Xavier University.

James P. Shanahan, Jr. has been with J.P. Morgan since 2005. He earned a B.A. from Xavier University and a J.D. from the University of Cincinnati College of Law.

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Sub-Advisor:	Jacobs Levy Equity Management, Inc. (“Jacobs Levy”), 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650, founded in 1986, is an independent equity manager, focused exclusively on the management of U.S. equity portfolios for institutional clients.

Jacobs Levy is the sub-advisor for a portion of the assets of the MidCap Growth Fund III.

The two Principals, Bruce Jacobs and Ken Levy, are jointly responsible for the design and implementation of the Jacobs Levy investment process and the management of all client portfolios. There is no limitation on the authority of one portfolio manager in relation to another.

Bruce I. Jacobs co-founded Jacobs Levy in 1986. He earned a B.A. from Columbia College, an M.S. in Operations Research and Computer Science from Columbia University, an MSIA from Carnegie Mellon University’s Graduate School of Industrial Administration, and an M.A. in Applied Economics and a Ph.D. in Finance from the University of Pennsylvania’s Wharton School.

Kenneth N. Levy co-founded Jacobs Levy in 1986. He earned a B.A. in Economics from Cornell University and an M.B.A. and an M.A. in Business Economics from the University of Pennsylvania’s Wharton School. Mr. Levy has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	Los Angeles Capital Management and Equity Research, Inc. (“L.A. Capital”), 11150 Santa Monica Boulevard, Suite 200, Los Angeles, CA 90025, is an independent, employee-owned firm.

L.A. Capital is the sub-advisor for a portion of the assets of the MidCap Value Fund I and a portion of the assets of the SmallCap Value Fund II.

The day-to-day portfolio management is shared by multiple portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Daniel E. Allen joined L.A. Capital in 2009. Previously, he was with Wilshire Associates Incorporated and Wilshire Consulting Division. He earned a B.B.A. from Pacific Lutheran University and an M.B.A. from University of Chicago Booth School of Business. Mr. Allen has earned the right to use the Chartered Financial Analyst Designation.

Hal W. Reynolds co-founded L.A. Capital in 2002. He earned a B.A. from the University of Virginia and an M.B.A. from the University of Pittsburgh. Mr. Reynolds has earned the right to use the Chartered Financial Analyst designation.

Thomas D. Stevens co-founded L.A. Capital in 2002. He earned a B.B.A. and M.B.A. from the University of Wisconsin. Mr. Stevens has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	Montag & Caldwell, LLC (“M&C”), 3455 Peachtree Rd., NE, Suite 1200, Atlanta, Georgia 30326, is an employee owned registered investment adviser which on September 24, 2010 succeeded the business of Montag & Caldwell, Inc., a registered investment adviser founded in 1945.

M&C is the sub-advisor for a portion of the assets of the LargeCap Growth Fund II.

Mr. Canakaris leads the M&C Investment Policy Group, which as a team has overall responsibility for the security selection process of the Firm’s Large Cap Growth strategy. Mr. Maxwell is the primary portfolio manager. In addition to handling the day-to-day management of the portfolio, he also participates in the security selection process for the Firm’s Large Cap Growth strategy. Mr. Markwalter is the back-up portfolio manager for the Fund. He assists with the day-to-day management of the portfolio, and also participates in the security selection process for the Firm’s Large Cap Growth strategy.

Ronald Canakaris has been with M&C since 1972. He earned a B.S. and B.A. from the University of Florida. He has earned the right to use the Chartered Financial Analyst designation.

Charles E. Markwalter has been with M&C since 1998. He earned a B.A. from Dartmouth College. Mr. Markwalter has earned the right to use the Chartered Financial Analyst designation.

Grover C. Maxwell III has been with M&C since 1988. He earned a B.A. from The University of the South and an M.B.A. from Emory University. Mr. Maxwell has earned the right to use the Chartered Financial Analyst designation.

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Sub-Advisor:	Neuberger Berman Fixed Income LLC (“Neuberger Berman”), 190 South LaSalle Street, Chicago, IL 60603, is an investment adviser registered with the SEC.

Neuberger Berman is the sub-advisor for a portion of the assets of the High Yield Fund I.

The day-to-day portfolio management is shared by multiple portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Ann H. Benjamin has been with Neuberger Berman (and its predecessors) since 1997. She earned a B.A. in Economics from Chatham College and a master’s in Finance from Carnegie Mellon University.

William (Russ) Covode has been with Neuberger Berman since 2006. He earned a B.A. in Economics from Colorado College and an M.B.A. from the University of Chicago.

Thomas P. O’Reilly has been with Neuberger Berman (and its predecessors) since 1997. He earned a B.S. in Finance from Indiana University and an M.B.A. from Loyola University. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	Pacific Investment Management Company LLC (“PIMCO”), 840 Newport Center Drive, Newport Beach, CA 92660, was organized in 1971, is a limited liability company that is a majority owned subsidiary of Allianz Global Investors of America L.P., whose ultimate parent is Allianz SE.

PIMCO is the sub-advisor for the Core Plus Bond Fund I.

William H. Gross is a founding partner of PIMCO. He earned a B.A. from Duke University and an M.B.A. from Anderson School of Management at UCLA. Mr. Gross has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	Principal Global Investors, LLC (“PGI”), 801 Grand Avenue, Des Moines, IA 50392, is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investment primarily for institutional investors, including Principal Life. PGI’s headquarters address is 801 Grand Avenue, Des Moines, IA 50392. Its other primary asset management office is in New York, with asset management offices of affiliate advisors in several non-U.S. locations including London, Sydney and Singapore.

PGI is the sub-advisor for the Bond & Mortgage Securities Fund, the Diversified International Fund, the International Emerging Markets Fund, the LargeCap S&P 500 Index Fund, the LargeCap Value Fund, the MidCap Blend Fund, the MidCap S&P 400 Index Fund, the Money Market Fund, the Principal LifeTime 2010 Fund, the Principal LifeTime 2015 Fund, the Principal LifeTime 2020 Fund, the Principal LifeTime 2025 Fund, the Principal LifeTime 2030 Fund, the Principal LifeTime 2035 Fund, the Principal LifeTime 2040 Fund, the Principal LifeTime 2045 Fund, the Principal LifeTime 2050 Fund, the Principal LifeTime 2055 Fund, the Principal LifeTime Strategic Income Fund, the SmallCap Blend Fund, the SmallCap S&P 600 Index Fund, the global value equity and emerging market debt portions of the Global Diversified Income Fund, and a portion of the assets of the MidCap Value Fund III.

As reflected in the fund summaries, the day-to-day portfolio management, for some funds, is shared by multiple portfolio managers. In each such case, except where noted in the Management of the Funds section describing the management of the Principal LifeTime Funds, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Michael Ade has been with PGI since 2001. As a co-employee of PGI and Principal Global Investors (Singapore) Limited, Mr. Ade manages Principal Fund assets as an employee of PGI. He earned a bachelor's degree in Finance from the University of Wisconsin. Mr. Ade has earned the right to use the Chartered Financial Analyst designation.

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William C. Armstrong has been with PGI since 1992. He earned a bachelor’s degree from Kearney State College and a master’s degree from the University of Iowa. Mr. Armstrong has earned the right to use the Chartered Financial Analyst designation.

David M. Blake has been with PGI since 2000. He earned a bachelor’s degree and an M.B.A. from Saint Louis University. Mr. Blake has earned the right to use the Chartered Financial Analyst designation.

Paul H. Blankenhagen has been with PGI since 1992. He earned a bachelor’s degree in Finance from Iowa State University and a master’s degree from Drake University. Mr. Blankenhagen has earned the right to use the Chartered Financial Analyst designation.

Juliet Cohn has been with PGI since 2003. As a co-employee of PGI and Principal Global Investors (Europe) Limited (“PGI Europe”), Ms. Cohn manages Principal Fund assets as an employee of PGI. She earned a bachelor's degree in Mathematics from Trinity College, Cambridge, England.

Mihail Dobrinov has been with PGI since 1995. He earned an M.B.A. in Finance from the University of Iowa and a law degree from Sofia University, Bulgaria. Mr. Dobrinov has earned the right to use the Chartered Financial Analyst designation. (Mr. Dobrinov does not provide legal services on behalf of any of the member companies of the Principal Financial Group.)

Joel Fortney has been with PGI since 2001. He earned a bachelor's degree in Finance from the University of Iowa. Mr. Fortney has earned the right to use the Chartered Financial Analyst designation.

Arild Holm has been with PGI since 2002. He earned a bachelor’s degree in Management Sciences from the University of Manchester Institute of Science and Technology (England) and an M.B.A. in Finance from the University of Colorado. Mr. Holm has earned the right to use the Chartered Financial Analyst designation.

Thomas L. Kruchten has been with PGI since 2005. He earned a B.A. in Finance from the University of Northern Iowa. Mr. Kruchten has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Society of Iowa.

Dirk Laschanzky has been with PGI since 1997. He earned a B.A. and an M.B.A., both in Finance, from the University of Iowa. Mr. Laschanzky has earned the right to use the Chartered Financial Analyst designation.

K. William Nolin has been with PGI since 1993. He earned a bachelor’s degree in Finance from the University of Iowa and an M.B.A. from the Yale School of Management. Mr. Nolin has earned the right to use the Chartered Financial Analyst designation.

Phil Nordhus has been with PGI since 1990. He earned a bachelor’s degree in Economics from Kansas State University and an M.B.A. from Drake University. Mr. Nordhus has earned the right to use the Chartered Financial Analyst designation.

Brian Pattinson has been with Principal Global Investors since 1994. He earned a bachelor's degree and an M.B.A. in Finance from the University of Iowa. Mr. Pattinson has earned the right to use the Chartered Financial Analyst designation.

Tracy Reeg has been with PGI since 1993. She earned a bachelor’s degree in Finance from the University of Northern Iowa.

Michael L. Reynal has been with PGI since 2001. He earned a B.A. in History from Middlebury College, an M.B.A. from the Amos Tuck School at Dartmouth College and an M.A. in History from Christ’s College at the University of Cambridge.

Alice Robertson has been with the Principal Financial Group since 1990. She earned a bachelor’s degree in Economics from Northwestern University and a master’s degree in Finance and Marketing from DePaul University.

Jeffrey A. Schwarte has been with PGI since 1993. He earned a bachelor’s degree in Accounting from the University of Northern Iowa. Mr. Schwarte is a CPA and has earned the right to use the Chartered Financial Analyst designation.

Timothy R. Warrick has been with PGI since 1990. He earned a bachelor’s degree in Accounting and Economics from Simpson College and an M.B.A. in Finance from Drake University. Mr. Warrick has earned the right to use the Chartered Financial Analyst designation.

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Sub-Advisor:	Principal Real Estate Investors, LLC (“Principal - REI”), 801 Grand Avenue, Des Moines, IA 50392, an indirect wholly owned subsidiary of Principal Life, an affiliate of Principal, and a member of the Principal Financial Group, was founded in 2000.

Principal-REI is the sub-advisor for the Global Real Estate Securities Fund, the Real Estate Securities Fund, and the global real estate portion of the Global Diversified Income Fund.

The day-to-day portfolio management, for some funds, is shared by multiple portfolio managers. In each such case, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Alastair Gillespie has been with Principal – REI since 2009. As a co-employee of Principal-REI and Principal Global Investors (Singapore) Limited, Mr. Gillespie manages Principal Fund assets as an employee of Principal-REI. From 2006-2009, he was also a management board member of the Asian Public Real Estate Association (APREA). Prior to working in Asia, he covered the Australian market for eight years with UBS, ABN Amro and BT Alex Brown. He earned a Bachelor of Commerce (Finance) from University of Wollongong and a Graduate Diploma in Applied Finance and Investment from the Securities Institute of Australia. Mr. Gillespie has earned the right to use the Chartered Financial Analyst designation.

Simon Hedger has been with Principal - REI since 2003. As a co-employee of Principal-REI and PGI Europe, Mr. Hedger manages Principal Fund assets as an employee of Principal-REI. He earned an M.B.A. from the University of New England and is an associate member of both the Royal Institute of Chartered Surveyors and of the Australian Property Institute. He is a U.K. qualified chartered surveyor (ARICS).

Anthony Kenkel has been with Principal – REI since 2005. He earned a bachelor’s degree in Finance from Drake University and an M.B.A. from the University of Chicago Graduate School of Business. Mr. Kenkel has earned the right to use the Chartered Financial Analyst and Financial Risk Manager designations.

Chris Lepherd has been with Principal - REI since 2003. As a co-employee of Principal-REI and Principal Global Investors (Singapore) Limited, Mr. Lepherd manages Principal Fund assets as an employee of Principal-REI. He earned a Bachelor of Business (Land Economy) from the University of Western Sydney and a Graduate Diploma in Applied Finance and Investment from the Securities Institute of Australia.

Matt Richmond has been with Principal – REI since 2000. He earned a bachelor’s degree in Finance from University of Nebraska and an M.B.A. from the University of Iowa.

Kelly Rush has been with the real estate investment area for the firm since 1987. He earned a B.A. in Finance and an M.B.A. in Business Administration from the University of Iowa. Mr. Rush has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	Pyramis Global Advisors, LLC (“Pyramis”), 900 Salem Street, Smithfield, RI 02917, was established by Fidelity Investments in 2005 as a separate business unit to focus on institutional clients.

Pyramis is the sub-advisor for a portion of the assets of the International Fund I.

Cesar E. Hernandez has been with Fidelity Investments since 1989 and Pyramis since its inception in 2005. He earned a B.S. from the Universidad Simon Bolivar and an M.B.A. from Babson College. Mr. Hernandez has earned the right to use the Chartered Financial Analyst designation.

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Sub-Advisor:	Schroder Investment Management North America Inc. (“Schroder, Inc.”), 875 Third Avenue, New York, NY 10022, a registered investment advisor.

Schroder Limited is the sub-sub-advisor for a portion of the assets of the International Fund I.

Schroder, Inc. has delegated management of the International Fund I’s assets to Schroder Investment Management North America Limited (“Schroder Limited”) through a sub-sub-advisory agreement. See “The Sub-Sub-Advisor” for more information.

Sub-Advisor:	Spectrum Asset Management, Inc. (“Spectrum”), 2 High Ridge Park, Stamford, CT 06905, founded in 1987, is an indirect subsidiary of Principal Life, an affiliate of PGI and a member of the Principal Financial Group. Spectrum was founded in 1987.

Spectrum is the sub-advisor for the preferred securities portion of the Global Diversified Income Fund.

The day-to-day portfolio management is shared by a team of portfolio managers, under the leadership of the Chief Investment Officer (who also chairs the Investment Committee) in conjunction with the Credit and Research Team. This group has the authority and responsibility for research, credit selection, ongoing portfolio management and trading.

Fernando “Fred” Diaz joined Spectrum in 2000.

Roberto Giangregorio joined Spectrum in 2003. Mr. Giangregorio earned a B.S. and an M.S. in Mechanical Engineering from S.U.N.Y. at Stony Brook and University of Wisconsin-Madison, respectively. He also earned an M.B.A. in Finance from Cornell University.

L. Phillip Jacoby, IV is Chief Investment Officer of Spectrum and Chairman of the Investment Committee. Mr. Jacoby joined Spectrum in 1995. He earned a B.S. in Finance from the Boston University School of Management.

Manu Krishnan joined Spectrum in 2004. Mr. Krishnan earned a B.S. in Mechanical Engineering from the College of Engineering, Osmania University, India, an M.S. in Mechanical Engineering from the University of Delaware, and an M.B.A. in Finance from Cornell University. Mr. Krishnan has earned the right to use the Chartered Financial Analyst designation.

Mark A. Lieb founded Spectrum in 1987. Mr. Lieb earned a B.A. in Economics from Central Connecticut State College and an M.B.A. in Finance from the University of Hartford.

Sub-Advisor:	T. Rowe Price Associates, Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, MD 21202, a wholly owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 70 years of investment management experience.

T. Rowe Price is the sub-advisor for a portion of the assets of the LargeCap Blend Fund II and a portion of the assets of the LargeCap Growth Fund I.

Ms. Dopkin serves as a portfolio coordinator for the LargeCap Blend Fund II. In addition to making certain stock selection decisions, she is responsible for ensuring adherence to portfolio constraints and risk controls, along with managing inter-analyst activity. As the lead portfolio coordinator, Ms. Dopkin has ultimate accountability for the LargeCap Blend Fund II.

Anna M. Dopkin has been with T. Rowe Price since 1996. She earned a B.S. from the Wharton School of the University of Pennsylvania. Ms. Dopkin has earned the right to use the Chartered Financial Analyst designation.

Ann M. Holcomb has been with T. Rowe Price since 1996. She earned a B.A. in Mathematics from Goucher College and an M.S. in Finance from Loyola College. Ms. Holcomb has earned the right to use the Chartered Financial Analyst designation.

Robert W. Sharps has been with T. Rowe Price since 1997. He earned a B.S. in Accounting from Towson University and an M.B.A. in Finance from the Wharton School, University of Pennsylvania. He has earned the right to use the Chartered Financial Analyst designation and the Certified Public Accountant accreditation.

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Sub-Advisor:	Thompson, Siegel & Walmsley LLC ("TS&W"), 6806 Paragon Place, Suite 300, Richmond, VA 23230, is a limited liability company and a SEC registered investment advisor founded in 1969. TS&W is a majority owned subsidiary of Old Mutual (US) Holdings Inc., a subsidiary of Old Mutual plc.

TS&W is the sub-advisor for a portion of the assets of the LargeCap Value Fund I.

The portfolio managers operate as a team sharing authority and responsibility for the day-to-day management of the portfolio. There is no lead portfolio manager.

Paul A. Ferwerda has been with TS&W since 1987. Mr. Ferwerda is a graduate of Auburn University and earned an MBA from The Fuqua School of Business at Duke University. He has earned the right to use the Chartered Financial Analyst designation.

Elizabeth Cabell Jennings has been with TS&W since 1986. She earned a B.A. in Economics from The College of William and Mary. Ms. Jennings has earned the right to use the Chartered Financial Analyst designation.

Charles (Chip) J. Wittmann has been with TS&W since 2004. He earned a B.A. in Business from Davidson College and an M.B.A. from Duke University. Mr. Wittmann has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	Tortoise Capital Advisors, L.L.C. ("Tortoise"), 11550 Ash Street, Suite 300, Leawood, Kansas 66211, formed in October 2002, is wholly owned by Tortoise Holdings, LLC. Tortoise specializes in managing portfolios of investments in MLPs and other energy companies.

Tortoise is the sub-advisor for the master limited partnership portion of the Global Diversified Income Fund.

The portfolio managers share responsibility for investment management. It is the policy of the investment committee that any one member can require Tortoise to sell a security and any one member can veto the committee's decision to invest in a security.

Sub-Advisor:	Turner Investments, L.P. (“Turner”), 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312, formed in 1990, is an employee-owned investment management firm.

Turner is the sub-advisor for a portion of the assets of the MidCap Growth Fund III.

Turner takes a team approach to investment management. The portfolio manager, and decision maker for all transactions is Christopher McHugh. Mr. McHugh is supported by the Growth Equity Team, which is comprised of 24 additional sector analysts who make buy and sell recommendations in their areas of expertise.

Christopher K. McHugh is a co-founder of Turner. He earned a B.S. in Accounting from Philadelphia University and an M.B.A. in Finance from St. Joseph’s University.

Sub-Advisor:	Vaughan Nelson Investment Management, LP (“Vaughan Nelson”), 600 Travis Street, Suite 6300, Houston, Texas 77002, was founded in 1970 and is a wholly-owned affiliated under Natixis Global Asset Management.

Vaughan Nelson is the sub-advisor for a portion of the assets of the SmallCap Value Fund II.

The portfolio managers operate as a team making portfolio composition and buy/sell decisions. However, Chris Wallis, as team leader, has final decision-making authority.

Chris D. Wallis has been with Vaughan Nelson since 1999. He earned a B.B.A. in Accounting from Baylor University and an M.B.A. from Harvard Business School. Mr. Wallis has earned the right to use the Chartered Financial Analyst designation.

Scott J. Weber has been with Vaughan Nelson since 2003. He earned a B.S. in Natural Resources from The University of the South and an M.B.A. from Tulane University. Mr. Weber has earned the right to use the Chartered Financial Analyst designation.

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Sub-Advisor:	Westwood Management Corp. (“Westwood”), 200 Crescent Court, Suite 1200, Dallas, Texas 75201, a New York corporation formed in 1983, is a wholly owned subsidiary of Westwood Holdings Group, Inc.

Westwood is the sub-advisor for a portion of the assets of the LargeCap Value Fund III.

The day-to-day portfolio management is shared by a portfolio management team that has responsibility for security research and portfolio management.

Lisa Dong has been with Westwood since 2000 and part of the large cap team since 2008. She earned a BA in English Language and Literature from East China Normal University and an MBA from Texas Christian University with a concentration in Finance. Ms. Dong has earned the right to use the Chartered Financial Analyst designation.

Mark R. Freeman has been with Westwood since 1999. He earned a B.A. in Economics from Millsaps College and an M.S. in Economics from Louisiana State University. Mr. Freeman has earned the right to use the Chartered Financial Analyst designation.

Scott D. Lawson has been with Westwood since 2003. He earned a B.S. in Economics from Texas Christian University and an M.B.A. from St. Louis University. Mr. Lawson has earned the right to use the Chartered Financial Analyst designation.

Jay K. Singhania has been with Westwood since 2001. He earned a B.B.A. in Finance from the University of Texas at Austin and participated in its M.B.A. Undergraduate Financial Analyst Program, specializing in the Energy sector. Mr. Singhania has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	W. H. Reaves & Co., Inc. (doing business as Reaves Asset Management), 10 Exchange Place, 18th Floor, Jersey City, NJ 07302, was founded in 1961 as an institutional research firm and is an SEC registered adviser.

Reaves Asset Management is the sub-advisor for the publicly-listed infrastructure portion of the Global Diversified Income Fund.

The portfolio managers work as co-managers for the portion of the fund allocated to their firm and follow a team investment management approach. The portfolio managers share primary responsibility for the day-to-day management of the portfolio. However, Mr. Sorenson, as the Firm’s Chief Investment Officer, has ultimate responsibility for investment management decisions.

John P. Bartlett joined Reaves Asset Management in 1995 and is also a Research Analyst. He earned a B.A. from Connecticut College. Mr. Bartlett has earned the right to use the Chartered Financial Analyst designation.

Ronald J. Sorenson, joined Reaves Asset Management in 1991. Mr. Sorenson earned an undergraduate degree from Stanford University and an MBA from Columbia University, where he concentrated in Accounting and Finance. He is a Certified Public Accountant.

The Sub-Sub-Advisor

Schroder Inc., Schroder Investment Management North America Limited (“Schroder Limited”) and Principal have entered into a sub-sub-advisory agreement for the International Fund I. Under this agreement, Schroder Limited has agreed to carry out the obligations of Schroder Inc. to manage the Fund’s assets. Day-to-day management decisions concerning the portion of the International Fund I’s portfolio allocated to Schroder Inc. are made by Schroder Limited. Schroder Inc. pays a fee to Schroder Limited.

Sub-Sub-Advisor: Schroder Investment Management North America Limited (“Schroder Limited”), 31 Gresham Street, London, United Kingdom EC2V 7QA, a US registered investment advisor.

The day-to-day portfolio management is shared by multiple portfolio managers. Ms. Virginie Maisonneuve is the lead portfolio manager.

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Virginie Maisonneuve has been with Schroders since 2004. She earned a B.A. in Political Economy from People's University (renda), Beijing, an M.A. in Mandarin Chinese from Dauphine University, and an M.B.A., Ecole Superieure Libre des Sciences Commerciales Appliquees (ESLSCA). Ms. Maisonneuve has earned the right to use the Chartered Financial Analyst designation.

Simon Webber has been with Schroders since 1999. He earned a B.Sc. (Hons) in Physics, University of Manchester. Mr. Webber has earned the right to use the Chartered Financial Analyst designation.

Fees Paid to Principal

Each Fund pays Principal a fee for its services, which includes the fee Principal pays to the Sub-Advisor. The fee each Fund paid (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2011 was:

Bond & Mortgage Securities	0.52%	Money Market	0.39%
Core Plus Bond I	0.56%	Overseas	1.08%
Diversified International	0.87%	Principal Capital Appreciation	0.51%
Equity Income	0.51%	Principal LifeTime 2010	0.03%
Global Diversified Income	0.77%	Principal LifeTime 2015	0.03%
Global Real Estate Securities	0.90%	Principal LifeTime 2020	0.03%
Government & High Quality Bond	0.50%	Principal LifeTime 2025	0.03%
High Yield	0.51%	Principal LifeTime 2030	0.03%
High Yield I	0.63%	Principal LifeTime 2035	0.03%
Income	0.50%	Principal LifeTime 2040	0.03%
Inflation Protection	0.39%	Principal LifeTime 2045	0.03%
International Emerging Markets	1.18%	Principal LifeTime 2050	0.03%
International I	0.95%*	Principal LifeTime 2055	0.03%
LargeCap Blend II	0.74%	Principal LifeTime Strategic Income	0.03%
LargeCap Growth	0.63%	Real Estate Securities	0.83%
LargeCap Growth I	0.62%	SAM Balanced Portfolio	0.34%
LargeCap Growth II	0.88%*	SAM Conservative Balanced Portfolio	0.34%
LargeCap S&P 500 Index	0.15%	SAM Conservative Growth Portfolio	0.34%
LargeCap Value	0.43%	SAM Flexible Income Portfolio	0.34%
LargeCap Value I	0.77%	SAM Strategic Growth Portfolio	0.34%
LargeCap Value III	0.78%	Short-Term Income	0.43%
MidCap Blend	0.63%	SmallCap Blend	0.75%
MidCap Growth	0.65%	SmallCap Growth I	1.08%
MidCap Growth III	0.96%	SmallCap Growth II	1.00%
MidCap S&P 400 Index	0.15%	SmallCap S&P 600 Index	0.15%
MidCap Value I	0.98%	SmallCap Value II	0.99%
MidCap Value III	0.65%
*	Management Fees have been restated to reflect current fees. Effective November 1, 2011, Management Fees were reduced.

A discussion regarding the basis for the Board of Directors approval of the management agreement with Principal and the sub-advisory agreements with each Sub-Advisor is available in the semi-annual report to shareholders for the period ended April 30, 2011 and in the annual report to shareholders for the fiscal year ended October 31, 2011.

Voluntary Waivers

Diversified International Fund

Principal has voluntarily agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.93%. The expense limit may be terminated at any time.

High Yield Fund

Principal has voluntarily agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.56%. The expense limit may be terminated at any time.

International Emerging Markets Fund

Principal has voluntarily agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.34%. The expense limit may be terminated at any time.

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International Fund I

Principal has voluntarily agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.984%. The expense limit may be terminated at any time.

LargeCap S&P 500 Index Fund

Principal has voluntarily agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%. The expense limit may be terminated at any time.

MidCap Blend Fund

Principal has voluntarily agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.70%. The expense limit may be terminated at any time.

MidCap Growth Fund

Principal has voluntarily agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.70%. The expense limit may be terminated at any time.

MidCap S&P 400 Index Fund

Principal has voluntarily agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%. The expense limit may be terminated at any time.

Money Market Fund

Principal has voluntarily agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses. The expense limit will maintain a total level of operating expenses (expressed as a percent of net assets on an annualized basis) not to exceed 0.43%. The expense limit may be terminated at any time.

Principal has voluntarily agreed to limit the Fund's expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

Short-Term Income Fund

Principal has voluntarily agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.54%. The expense limit may be terminated at any time.

SmallCap Growth Fund I

Principal has voluntarily agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.128%. The expense limit may be terminated at any time.

SmallCap S&P 600 Index Fund

Principal has voluntarily agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%. The expense limit may be terminated at any time.

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SmallCap Value Fund II

Principal has voluntarily agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.026%. The expense limit may be terminated at any time.

Strategic Asset Management (“SAM”) Flexible Income Portfolio

Principal has voluntarily agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund excluding interest expense and Acquired Fund Fees and Expenses. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40%. The expense limit may be terminated at any time.

Strategic Asset Management (“SAM”) Conservative Balanced Portfolio

Principal has voluntarily agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40%. The expense limit may be terminated at any time.

Strategic Asset Management (“SAM”) Balanced Portfolio

Principal has voluntarily agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40%. The expense limit may be terminated at any time.

Strategic Asset Management (“SAM”) Conservative Growth Portfolio

Principal has voluntarily agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40%. The expense limit may be terminated at any time.

Strategic Asset Management ("SAM") Strategic Growth Portfolio

Principal has voluntarily agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40%. The expense limit may be terminated at any time.

Manager of Managers

The Fund operates as a Manager of Managers. Under an order received from the SEC, the Fund and Principal, may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with Principal, without obtaining shareholder approval. For any Fund that is relying on that order, Principal may, without obtaining shareholder approval:

•	hire one or more Sub-Advisors;
•	change Sub-Advisors; and
•	reallocate management fees between itself and Sub-Advisors.

Principal has ultimate responsibility for the investment performance of each Fund that utilizes a Sub-Advisor due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund’s sole initial shareholder before the Fund is available to the other purchasers, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of each of the Funds have approved the Fund’s reliance on the order; however, only the Core Plus Bond I, Global Diversified Income, High Yield I, Inflation Protection, International I, LargeCap Blend II, LargeCap Growth I, LargeCap Growth II, LargeCap Value I, LargeCap Value III, MidCap Growth III, MidCap Value I, MidCap Value III, Overseas, SmallCap Growth I, SmallCap Growth II, and SmallCap Value II Funds intend to rely on the order.

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PRICING OF FUND SHARES

Each Fund’s shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange (“NYSE”) is open (share prices are not calculated on the days on which the NYSE is closed for trading, generally New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/ Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). The share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price we calculate after we receive the order at our transaction processing center in Canton, Massachusetts. To process your purchase order on the day we receive it, we must receive the order (with complete information):

•	on a day that the NYSE is open and
•	prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.

If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, the application and check will be returned to you.

For all Funds, except the Money Market Fund, the share price is calculated by:

•	taking the current market value of the total assets of the Fund
•	subtracting liabilities of the Fund
•	dividing the remainder proportionately into the classes of the Fund
•	subtracting the liability of each class
•	dividing the remainder by the total number of shares outstanding for that class.

With respect to the Principal LifeTime Funds and SAM Portfolios, which invest in other registered investment company funds, each Fund's NAV is calculated based on the NAV of such other registered investment company funds in which the Fund invests.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the Statement of Additional Information.

Notes:

•	If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
•	A Fund’s securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a Fund’s NAV are the market quotations as of the close of the foreign market. Foreign securities and currencies are also converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to “fair value” some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund’s NAV is calculated.

Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If Principal believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund’s NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

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•	Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

PURCHASE OF FUND SHARES

Principal Funds, Inc. offers funds in multiple share classes: A, B, C, J, Institutional, R-1, R-2, R-3, R-4, R-5, and P. Funds available in multiple share classes have the same investments, but differing expenses. Institutional Class shares are available in this prospectus.

Only eligible purchasers may buy Institutional Class shares of the Funds. At the present time, eligible purchasers include but are not limited to:

•	retirement and pension plans to which Principal Life Insurance Company (“Principal Life”) provides recordkeeping services;
•	separate accounts of Principal Life;
•	Principal Life or any of its subsidiaries or affiliates;
•	any fund distributed by Principal Funds Distributor, Inc. if the fund seeks to achieve its investment objective by investing primarily in shares of mutual funds;
•	clients of Principal Global Investors, LLC.;
•	sponsors, recordkeepers, or administrators of wrap account or mutual fund asset allocation programs or participants in those programs (that trade in an omnibus relationship);
•	certain pension plans;
•	certain retirement account investment vehicles administered by foreign or domestic pension plans;
•	an investor who buys shares through an omnibus account with certain intermediaries, such as a broker-dealer, bank, or other financial institution, pursuant to a written agreement; and
•	certain institutional clients that have been approved by Principal Life for purposes of providing plan recordkeeping.

Principal Management Corporation reserves the right to broaden or limit the designation of eligible purchasers. Not all of the Funds are offered in every state. Please check with your financial advisor or our home office for state availability.

Shares may be purchased from Principal Funds Distributor, Inc. (“the Distributor”). The Distributor is an affiliate of Principal Life Insurance Company and with it are subsidiaries of Principal Financial Group, Inc. and members of the Principal Financial Group. There are no sales charges on Institutional Class shares of the Fund. There are no restrictions on amounts to be invested in Institutional Class shares of the Fund.

Shareholder accounts for the Fund are maintained under an open account system. Under this system, an account is opened and maintained for each investor (generally an omnibus account or an institutional investor). Each investment is confirmed by sending the investor a statement of account showing the current purchase or sale and the total number of shares owned. The statement of account is treated by the Fund as evidence of ownership of Fund shares. Share certificates are not issued.

The Fund may reject or cancel any purchase orders for any reason. For example, the Fund does not intend to permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Fund may reject any purchase orders from market timers or investors that, in Principal’s opinion, may be disruptive to the Fund. For these purposes, Principal may consider an investor’s trading history in the Fund or other Funds sponsored by Principal Life and accounts under common ownership or control.

Payments are to be made via personal or financial institution check (for example, a bank or cashier's check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers' checks, credit card checks, and foreign checks.

Principal may recommend to the Board, and the Board may elect, to close certain funds to new and existing investors.

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Note:	No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been provided or made by Principal Funds, a Fund, Principal, any Sub-Advisor, or PFD.

REDEMPTION OF FUND SHARES

You may redeem shares of the Fund upon request. There is no charge for the redemption. Shares are redeemed at the NAV per share next computed after the request is received by the Fund in proper and complete form.

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Distributions in Kind. Payment for shares of the Funds tendered for redemption is ordinarily made by check. However, the Funds may determine that it would be detrimental to the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the Funds may pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the Fund’s portfolio in lieu of cash. If a Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this prospectus.

Redemption fees. The Fund board of directors has determined that it is not necessary to impose a fee upon the redemption of fund shares, because the Fund has adopted transfer restrictions as described in “Exchange of Fund Shares.”

EXCHANGE OF FUND SHARES

An exchange between Funds is a redemption of shares of one Fund and a concurrent purchase of shares in another Fund with the redemption proceeds. A shareholder, including a beneficial owner of shares held in nominee name or a participant in a participant-directed employee benefit plan, may exchange Fund shares under certain circumstances. In addition to any restrictions an intermediary or an employee benefit plan imposes, Fund shares may be exchanged, without charge, for shares of any other Fund of the Principal Funds, provided that:

•	the shareholder has not exchanged shares of the Fund within 30 days preceding the exchange, unless the shareholder is exchanging into the Money Market Fund,
•	the share class of such other Fund is available through the plan, and
•	the share class of such other Fund is available in the shareholder’s state of residence.

All exchanges completed on the same day are considered a single exchange for purposes of this exchange limitation. In addition, the Fund will reject an order to purchase shares of any Fund, except shares of the Money Market Fund, if the shareholder redeemed shares from that Fund within the preceding 30-day period. The 30-day exchange or purchase restriction does not apply to exchanges or purchases made on a scheduled basis such as scheduled periodic portfolio rebalancing transactions.

If Fund shares are purchased through an intermediary that is unable or unwilling to impose the 30-day exchange restriction described above, Fund management may waive this restriction in lieu of the exchange limitation that the intermediary is able to impose if, in management’s judgment, such limitation is reasonably likely to prevent excessive trading in Fund shares. In order to prevent excessive exchanges, and under other circumstances where the Fund Board of Directors or the Manager believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate this exchange privilege, limit the amount or further limit the number of exchanges, reject any exchange or close an account.

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DIVIDENDS AND DISTRIBUTIONS

Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. The Funds pay their net investment income to record date shareholders; this record date is the business day prior to the payment date. The payment schedule is as follows:

•	The Bond & Mortgage Securities, Government & High Quality Bond, High Yield, Income, and Short-Term Income Funds declare dividends of their daily net investment income each day their shares are priced. The Funds pay out their accumulated declared dividends monthly.
•	The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced. On the 20th day of each month (or the previous business day) the Fund will distribute its accumulated declared dividends. You may ask to have your dividends paid to you in cash. If you do not request cash payment, your dividend will be applied to purchase additional shares of the Fund monthly.
•	The Global Diversified Income Fund and SAM Flexible Income Portfolio pay their net investment income monthly.
•	The Equity Income, Global Real Estate Securities, Inflation Protection, and Real Estate Securities Funds and the SAM Conservative Balanced, and SAM Balanced Portfolios each pay their net investment income quarterly in March, June, September, and December.
•	The other Funds pay their net investment income annually in December.

For more details on the payment schedule go to www.principal.com

Net realized capital gains, if any, are distributed annually in December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

The Money Market Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.

Dividend and capital gains distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

To the extent that distributions the Funds pay are derived from a source other than net income (such as a return of capital), a notice will be included in your quarterly statement pursuant to Section 19(a) of the Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our web site at www.principalfunds.com. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

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FREQUENT PURCHASES AND REDEMPTIONS

The Funds are not designed for frequent trading or market timing activity. The Funds do not knowingly accommodate frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.

We consider frequent trading and market timing activities to be abusive trading practices because they:

•	Disrupt the management of the Funds by
•	forcing the Funds to hold short-term (liquid) assets rather than investing for long-term growth, which results in lost investment opportunities for the Funds and
•	causing unplanned portfolio turnover;
•	Hurt the portfolio performance of the Funds; and
•	Increase expenses of the Funds due to
•	increased broker-dealer commissions and
•	increased recordkeeping and related costs.

Certain Funds may be at greater risk for abusive trading practices. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage. If we are not able to identify such abusive trading practices, the Funds and their shareholders may be harmed. The harm of undetected excessive trading in shares of the underlying funds in which the Principal LifeTime Funds or Strategic Asset Management Portfolios invest could flow through to the Principal LifeTime Funds and Strategic Asset Management Portfolios as they would for any fund shareholder.

We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the Funds monitor shareholder trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner. If we are not able to identify such abusive trading practices, the abuses described above may harm the Funds.

If we, or a Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:

•	Rejecting exchange instructions from the shareholder or other person authorized by the shareholder to direct exchanges;
•	Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made by facsimile, overnight courier, telephone or via the internet;
•	Limiting the number of exchanges during a year;
•	Requiring a holding period of a minimum of 30 days before permitting exchanges among the Funds where there is evidence of at least one round-trip exchange (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption); and
•	Taking such other action as directed by the Fund.

The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse the exchange. We will give you notice in writing in this instance.

TAX CONSIDERATIONS

Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions whether such dividends or distributions are paid in cash or reinvested in additional shares. Special tax rules apply to distributions from IRAs and other retirement accounts. You should consult a tax advisor to determine the suitability of the Fund as an investment by such a plan and the tax treatment of Fund distributions.

Generally, dividends paid by the Funds from interest, dividends, or net short-term capital gains will be taxed as ordinary income. Distributions properly designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate), regardless of how long you have held your shares. For taxable years beginning before January 1, 2013, distributions of investment income properly designated by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains.

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Investments by a Fund in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds that invest in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Early in each calendar year, each Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.

A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that shareholder, would be taxable to that shareholder as described above, subject to a holding period requirement for dividends designated as qualified dividend income.

Because of tax law requirements, you must provide the Funds with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid “back-up” withholding, which is currently imposed at a rate of 28%.

Any gain resulting from the redemption or exchange of your shares will generally also be subject to tax. For shares acquired after January 1, 2012, you will need to select a cost basis method to be used to calculate your reported gains and losses prior to or at the time of any redemption or exchange. If you do not select a method, the Funds’ default method of average cost will be applied to the transactions. The cost basis method used on your account could significantly affect your taxes due and should be carefully considered. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.

Investments by a Fund in certain debt instruments or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Internal Revenue Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.

The information contained in this prospectus is not a complete description of the federal, state, local, or foreign tax consequences of investing in the Fund. You should consult your tax advisor before investing in the Fund.

THE COSTS OF INVESTING

Fees and Expenses of the Funds

Institutional Class fund shares are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions.

Ongoing Fees

Ongoing Fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each Principal LifeTime Fund and SAM Portfolio, as a shareholder in the underlying funds, bears its pro rata share of the operating expenses incurred by each underlying fund. The investment return of each Principal LifeTime Fund and SAM Portfolio is net of the underlying funds’ operating expenses.

Each Fund pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:

•	Management Fee – Through the Management Agreement with the Fund, Principal has agreed to provide investment advisory services and corporate administrative services to the Fund.
•	Other Expenses – A portion of expenses that are allocated to all classes of the Fund. An example includes a Transfer Agent Fee (Principal Shareholder Services, Inc. (“PSS”) has entered into a Transfer Agency Agreement with the Fund under which PSS provides transfer agent services to the Institutional Class shares of the Fund. These services are currently provided at cost.). Institutional Class shares of the Funds also pay expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to Institutional Class shareholders, the cost of shareholder meetings held solely for Institutional Class shares, and other operating expenses of the Fund.
•	Acquired Fund Fees and Expenses - fees and expenses charged by other investment companies in which a Fund invests a portion of its assets.
247

INTERMEDIARY COMPENSATION

Shares of the Fund are sold primarily through intermediaries, such as brokers, dealers, investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators and insurance companies.

Principal or its affiliates enter into agreements with some intermediaries pursuant to which the intermediaries receive payments for providing services relating to Fund shares. Examples of such services are administrative, networking, recordkeeping, sub-transfer agency and shareholder services. In some situations the Fund will reimburse Principal or its affiliates for making such payments; in others the Fund may make such payments directly to intermediaries.

In addition, Principal or its affiliates may pay, without reimbursement from the Fund, compensation from their own resources to certain intermediaries that support the distribution of shares of the Fund or provide services to Fund shareholders.

Such payments may vary, but generally do not exceed: (a) 0.10% of the current year's sales of Fund shares by that intermediary or (b) 0.10% of the average net asset value of Fund shares held by clients of such intermediary. The amounts paid to intermediaries vary by share class and by fund.

Additionally, in some cases the Distributor and its affiliates will provide payments or reimbursements in connection with the costs of conferences, educational seminars, training and marketing efforts related to the Funds. Such activities may be sponsored by intermediaries or the Distributor. The costs associated with such activities may include travel, lodging, entertainment, and meals. In some cases the Distributor will also provide payment or reimbursement for expenses associated with transactions ("ticket") charges and general marketing expenses.

For more information, see the Statement of Additional Information (SAI).

The payments described in this prospectus may create a conflict of interest by influencing your Financial Professional or your intermediary to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your Financial Professional or visit your intermediary's website for more information about the total amounts paid to them by Principal and its affiliates, and by sponsors of other mutual funds your Financial Professional may recommend to you.

Your intermediary may charge you additional fees other than those disclosed in this prospectus. Ask your Financial Professional about any fees and commissions they charge.

FUND ACCOUNT INFORMATION

Orders Placed by Intermediaries

Principal Funds may have an agreement with your intermediary, such as a broker-dealer, third party administrator, or trust company, that permits the intermediary to accept orders on behalf of the Fund until 3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries (“sub-designees”) to accept orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to the Fund, and pays for it in accordance with the agreement, the Fund will price the order at the next net asset value per share it computes after your intermediary or sub-designee received your order.

Note:	The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the NYSE closes at a time other than 3 p.m. Central Time.
248

Signature Guarantees

Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member, or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable. Signature guarantees are required:

•	if you sell more than $500,000 from any one Fund;
•	if a sales proceeds check is payable to other than the account shareholder(s);
•	to change ownership of an account;
•	to add telephone transaction services and/or wire privileges to an existing account if there is not a common owner between the bank account and mutual fund account;
•	to change bank account information designated under an existing telephone withdrawal plan if there is not a common owner between the bank account and mutual fund account;
•	to exchange or transfer among accounts with different ownership; and
•	to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding 15 days.

Reservation of Rights

Principal Funds reserves the right to amend or terminate the special plans described in this prospectus. Shareholders will be notified of any such action to the extent required by law.

Financial Statements

Shareholders will receive annual financial statements for the Funds, audited by the Funds’ independent registered public accounting firm. Shareholders will also receive a semiannual financial statement that is unaudited.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each Fund’s financial statements, is included in Principal Funds, Inc. Annual Report to Shareholders for the fiscal year ended October 31, 2011 which is available upon request, and incorporated by reference into the SAI.

To request a free copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-222-5852.

249

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Tax Return of Capital Distribution	Total Dividends and Distributions	Net Asset Value, End of Period
BOND & MORTGAGE SECURITIES FUND
Institutional shares
2011	$10.57	$0.41	$0.07	$0.48	($0.42)	$–	($0.01)	($0.43)	$10.62
2010	9.68	0.45	0.82	1.27	(0.38)	–	–	(0.38)	10.57
2009	8.51	0.48	1.10	1.58	(0.41)	–	–	(0.41)	9.68
2008	10.50	0.54	(2.01)	(1.47)	(0.52)	–	–	(0.52)	8.51
2007	10.67	0.57	(0.17)	0.40	(0.57)	–	–	(0.57)	10.50
CORE PLUS BOND FUND I
Institutional shares
2011	11.65	0.31	(0.28)	0.03	(0.17)	(0.41)	–	(0.58)	11.10
2010	11.04	0.25	0.78	1.03	(0.31)	(0.11)	–	(0.42)	11.65
2009	9.95	0.36	1.01	1.37	(0.24)	(0.04)	–	(0.28)	11.04
2008(c)	10.00	0.01	(0.06)	(0.05)	–	–	–	–	9.95
DIVERSIFIED INTERNATIONAL FUND
Institutional shares
2011	9.79	0.20	(0.44)	(0.24)	(0.15)	–	–	(0.15)	9.40
2010	8.67	0.13	1.15	1.28	(0.16)	–	–	(0.16)	9.79
2009	7.44	0.14	1.31	1.45	(0.22)	–	–	(0.22)	8.67
2008	17.34	0.23	(7.98)	(7.75)	(0.18)	(1.97)	–	(2.15)	7.44
2007	14.36	0.23	4.23	4.46	(0.21)	(1.27)	–	(1.48)	17.34
EQUITY INCOME FUND
Institutional shares
2011	16.93	0.56	0.64	1.20	(0.54)	–	–	(0.54)	17.59
2010	14.40	0.50	2.49	2.99	(0.46)	–	–	(0.46)	16.93
2009	13.82	0.45	0.61	1.06	(0.48)	–	–	(0.48)	14.40
2008	23.82	0.48	(7.98)	(7.50)	(0.46)	(2.04)	–	(2.50)	13.82
2007	22.43	0.44	2.55	2.99	(0.40)	(1.20)	–	(1.60)	23.82
GLOBAL DIVERSIFIED INCOME FUND
Institutional shares
2011	13.31	0.83	(0.35)	0.48	(0.74)	(0.11)	–	(0.85)	12.94
2010	12.72	0.77	1.67	2.44	(0.80)	(1.05)	–	(1.85)	13.31
2009(i)	10.00	0.67	2.72	3.39	(0.67)	–	–	(0.67)	12.72
GLOBAL REAL ESTATE SECURITIES FUND
Institutional shares
2011	7.18	0.12	(0.07)	0.05	(0.12)	(0.04)	–	(0.16)	7.07
2010	5.67	0.13	1.66	1.79	(0.28)	–	–	(0.28)	7.18
2009	5.03	0.14	0.77	0.91	(0.27)	–	–	(0.27)	5.67
2008	10.08	0.19	(5.06)	(4.87)	(0.18)	–	–	(0.18)	5.03
2007(k)	10.00	0.01	0.07	0.08	–	–	–	–	10.08

250

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

4.67%	$1,478,603	0.53%(b)	– %	3.91%	265.5%
13.41	1,438,541	0.53 (b)	–	4.53	357.4
19.31	1,512,248	0.53 (b)	–	5.58	365.1
(14.55)	1,971,313	0.52	–	5.45	302.6
3.85	1,829,733	0.52	–	5.41	259.1

0.45	2,982,944	0.57	–	2.81	339.9
9.57	2,869,003	0.58 (b)	–	2.26	186.8
13.92	2,058,784	0.60 (b)	–	3.39	356.2
(0.50) (d)	58,587	0.65 (b),(e)	–	0.63 (e)	551.3 (e)

(2.61)	2,101,900	0.91	0.91(l)	1.95	75.7 (f)
14.90	1,087,289	0.92	0.92(1)	1.49	105.9
20.01	736,705	0.91	0.91(l)	1.95	115.6
(50.36)	621,394	0.93	–	1.87	101.5
33.87	1,188,878	0.90	–	1.56	111.3 (g)

7.15	2,527,743	0.52	–	3.20	16.6
21.03	1,828,045	0.52	–	3.16	22.1
8.07	1,097,669	0.53	–	3.47	35.3
(34.79)	1,132,181	0.52	–	2.56	75.8
13.99	2,016,738	0.52	–	1.93	85.6 (h)

3.61	553,989	0.81 (b)	–	6.27	47.6
21.42	224,071	0.87 (b)	–	6.13	75.5
35.24 (d)	72,681	0.90 (b),(e)	–	7.00 (e)	182.5 (e)

0.74	246,174	0.95 (b)	–	1.67	78.8
32.52 (j)	9	0.95 (b)	–	2.23	194.8
19.46	1,134	0.95 (b)	–	3.12	131.1
(48.97)	1,006	0.95 (b)	–	2.45	100.9
0.80 (d)	2,016	0.95 (b),(e)	–	1.75 (e)	86.7 (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Reflects Manager's contractual expense limit.
(c)	Period from September 30, 2008, date operations commenced, through October 31, 2008.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes portfolio realignment from the acquisition of International Growth Fund.
(g)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM International Growth Fund.
(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Equity Income Fund and WM Equity Income Fund.
(i)	Period from December 15, 2008, date operations commenced, through October 31, 2009.
(j)	During 2010, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
(k)	Period from October 1, 2007, date operations commenced, through October 31, 2007.
(l)	Excludes expense reimbursement from Manager and/or Distributor.

251

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Tax Return of Capital Distribution	Total Dividends and Distributions	Net Asset Value, End of Period
GOVERNMENT & HIGH QUALITY BOND FUND
Institutional shares
2011	$11.29	$0.40	$0.03	$0.43	($0.45)	$–	$–	($0.45)	$11.27
2010	10.90	0.46	0.41	0.87	(0.48)	–	–	(0.48)	11.29
2009	10.35	0.50	0.56	1.06	(0.51)	–	–	(0.51)	10.90
2008	10.54	0.51	(0.17)	0.34	(0.53)	–	–	(0.53)	10.35
2007	10.55	0.51	0.01	0.52	(0.53)	–	–	(0.53)	10.54
HIGH YIELD FUND
Institutional shares
2011	8.15	0.63	(0.28)	0.35	(0.66)	(0.15)	–	(0.81)	7.69
2010	7.59	0.68	0.57	1.25	(0.69)	–	–	(0.69)	8.15
2009	6.10	0.64	1.54	2.18	(0.69)	–	–	(0.69)	7.59
2008	8.74	0.62	(2.39)	(1.77)	(0.63)	(0.24)	–	(0.87)	6.10
2007	8.78	0.62	0.21	0.83	(0.69)	(0.18)	–	(0.87)	8.74
HIGH YIELD FUND I
Institutional shares
2011	11.64	0.83	(0.42)	0.41	(0.85)	(0.15)	–	(1.00)	11.05
2010	10.67	0.94	1.00	1.94	(0.97)	–	–	(0.97)	11.64
2009	8.19	0.91	2.33	3.24	(0.76)	–	–	(0.76)	10.67
2008	10.61	0.79	(2.89)	(2.10)	(0.32)	–	–	(0.32)	8.19
2007	10.61	0.75	(0.07)	0.68	(0.68)	–	–	(0.68)	10.61
INCOME FUND
Institutional shares
2011	9.68	0.49	(0.08)	0.41	(0.52)	–	–	(0.52)	9.57
2010	9.28	0.54	0.42	0.96	(0.56)	–	–	(0.56)	9.68
2009	7.85	0.55	1.44	1.99	(0.56)	–	–	(0.56)	9.28
2008	9.01	0.51	(1.14)	(0.63)	(0.53)	–	–	(0.53)	7.85
2007	9.11	0.50	(0.06)	0.44	(0.54)	–	–	(0.54)	9.01
INFLATION PROTECTION FUND
Institutional shares
2011	8.24	0.28	0.38	0.66	(0.25)	–	–	(0.25)	8.65
2010	7.57	0.16	0.67	0.83	(0.16)	–	–	(0.16)	8.24
2009	7.08	0.11	0.39	0.50	(0.01)	–	–	(0.01)	7.57
2008	9.45	0.53	(2.02)	(1.49)	(0.75)	–	(0.13)	(0.88)	7.08
2007	9.57	0.51	(0.20)	0.31	(0.43)	–	–	(0.43)	9.45
INTERNATIONAL EMERGING MARKETS FUND
Institutional shares
2011	25.60	0.39	(2.16)	(1.77)	(0.16)	–	–	(0.16)	23.67
2010	20.66	0.21	4.92	5.13	(0.19)	–	–	(0.19)	25.60
2009	13.78	0.25	6.84	7.09	(0.21)	–	–	(0.21)	20.66
2008	39.56	0.36	(20.17)	(19.81)	(0.28)	(5.69)	–	(5.97)	13.78
2007	24.69	0.49	16.38	16.87	(0.25)	(1.75)	–	(2.00)	39.56

252

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

3.91%	$1,020,836	0.51%	– %	3.60%	104.7%
8.16	980,476	0.51	–	4.13	51.2
10.42	893,919	0.51	–	4.66	26.6
3.23	1,037,568	0.50	–	4.79	5.3
4.98	1,497,302	0.50	–	4.86	13.6

4.45	744,655	0.56	0.57	7.91	82.8
17.23	975,311	0.56	0.57	8.64	77.8
37.90	800,853	0.54	–	9.60	57.0
(22.14)	447,491	0.53	–	7.82	28.8
9.94	681,304	0.53	–	7.07	47.4

3.87	1,633,132	0.65	–	7.50	67.4
19.54	1,276,786	0.65	–	8.77	100.0
44.36	1,015,076	0.65	–	10.34	103.8
(20.38)	662,079	0.65	–	8.00	67.7
6.64	506,755	0.65	–	7.18	69.0

4.41	1,157,481	0.52	–	5.13	16.9
10.65	930,550	0.52	–	5.69	13.1
26.21	809,271	0.51	–	6.49	30.6
(7.51)	729,267	0.50	–	5.72	15.5
4.88	960,941	0.51	–	5.51	15.2

8.19	720,534	0.40	–	3.37	131.9
11.10	550,781	0.41	–	2.04	85.3
7.10	439,388	0.41	–	1.55	109.5
(17.46)	388,931	0.41	–	5.95	32.3
3.34	461,619	0.40	–	5.46	88.2

(7.00)	1,042,690	1.27	1.27	1.51	88.4
24.94	1,048,491	1.28	1.28	0.91	102.1
52.25	830,134	1.27	1.27	1.50	133.4
(58.27)	435,442	1.26	–	1.36	127.6
73.27	802,809	1.19	–	1.62	141.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.

253

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Tax Return of Capital Distribution	Total Dividends and Distributions	Net Asset Value, End of Period
INTERNATIONAL FUND I
Institutional shares
2011	$11.32	$0.15	($0.99)	($0.84)	($0.17)	$–	$–	($0.17)	$10.31
2010	10.31	0.14	1.03	1.17	(0.16)	–	–	(0.16)	11.32
2009	8.81	0.14	1.63	1.77	(0.27)	–	–	(0.27)	10.31
2008	18.70	0.27	(8.27)	(8.00)	(0.24)	(1.65)	–	(1.89)	8.81
2007	15.46	0.24	4.09	4.33	(0.17)	(0.92)	–	(1.09)	18.70
INTERNATIONAL VALUE FUND I
Institutional shares
2011	11.44	0.24	(0.88)	(0.64)	(0.14)	(0.77)	–	(0.91)	9.89
2010	10.70	0.18	1.01	1.19	(0.18)	(0.27)	–	(0.45)	11.44
2009	8.62	0.20	1.90	2.10	(0.02)	–	–	(0.02)	10.70
2008(c)	10.00	–	(1.38)	(1.38)	–	–	–	–	8.62
LARGECAP BLEND FUND II
Institutional shares
2011	9.03	0.11	0.42	0.53	(0.08)	–	–	(0.08)	9.48
2010	7.95	0.10	1.09	1.19	(0.11)	–	–	(0.11)	9.03
2009	7.23	0.11	0.73	0.84	(0.12)	–	–	(0.12)	7.95
2008	12.47	0.12	(4.22)	(4.10)	(0.10)	(1.04)	–	(1.14)	7.23
2007	11.43	0.11	1.62	1.73	(0.12)	(0.57)	–	(0.69)	12.47
LARGECAP GROWTH FUND
Institutional shares
2011	7.69	0.02	0.36	0.38	–	–	–	–	8.07
2010	6.35	–	1.34	1.34	–	–	–	–	7.69
2009	6.13	0.01	0.22	0.23	(0.01)	–	–	(0.01)	6.35
2008	10.02	0.05	(3.73)	(3.68)	(0.04)	(0.15)	(0.02)	(0.21)	6.13
2007	7.83	0.04	2.31	2.35	(0.06)	(0.10)	–	(0.16)	10.02
LARGECAP GROWTH FUND I
Institutional shares
2011	8.66	0.02	0.81	0.83	(0.01)	–	–	(0.01)	9.48
2010	7.02	0.01	1.64	1.65	(0.01)	–	–	(0.01)	8.66
2009	5.45	0.01	1.56	1.57	–	–	–	–	7.02
2008	9.59	–	(3.73)	(3.73)	(0.01)	(0.40)	–	(0.41)	5.45
2007	8.36	0.02	1.62	1.64	(0.04)	(0.37)	–	(0.41)	9.59
LARGECAP GROWTH FUND II
Institutional shares
2011	7.85	0.05	0.60	0.65	(0.07)	(0.04)	–	(0.11)	8.39
2010	6.83	0.05	1.00	1.05	(0.03)	–	–	(0.03)	7.85
2009	6.01	0.03	0.83	0.86	(0.04)	–	–	(0.04)	6.83
2008	10.05	0.02	(3.13)	(3.11)	–	(0.93)	–	(0.93)	6.01
2007	8.99	0.02	1.78	1.80	(0.01)	(0.73)	–	(0.74)	10.05

254

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Interest Expense Fees)	Ratio of Gross Expenses to Average Net Assets(h)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

(7.62)%	$1,170,084	1.10%	N/A	1.13%	1.34%	90.5%
11.49	1,323,249	1.10	N/A	1.13	1.31	103.4
20.69	1,464,299	1.12	1.11%	1.13	1.62	102.4
(47.44)	859,383	1.10	N/A	–	1.91	123.6
29.66	1,903,137	1.08	N/A	–	1.44	91.1

(6.01)	1,351,191	1.08 (b)	N/A	–	2.25	38.6
11.38	1,137,569	1.09 (b)	N/A	–	1.73	87.2
24.39	963,192	1.12 (b)	N/A	–	2.22	77.7
(13.80) (d)	364,462	1.13 (b),(e)	N/A	–	(0.57) (e)	33.1 (e)

5.84	817,773	0.74 (b)	N/A	–	1.14	43.7
15.02	538,314	0.76 (b)	N/A	–	1.15	36.2
12.05	479,632	0.77 (b)	N/A	–	1.64	79.8
(35.86)	431,434	0.75	N/A	–	1.21	60.0
15.83	706,735	0.74	N/A	–	0.98	53.2

4.94	1,699,349	0.65	N/A	–	0.23	64.8
21.12	1,680,577	0.65	N/A	–	0.04	65.5
3.79	1,673,544	0.65	N/A	–	0.24	86.5
(37.49)	1,531,200	0.62	N/A	–	0.58	88.8
30.46	3,509,320	0.60	N/A	–	0.42	113.1 (f)

9.60	3,025,782	0.61 (b)	N/A	–	0.18	52.0
23.44	2,685,536	0.64	N/A	0.69	0.15	49.8
28.83	1,514,796	0.73 (b)	N/A	–	0.17	98.9
(40.50)	1,089,367	0.73	N/A	–	0.00	64.5
20.38	1,668,453	0.73	N/A	–	0.26	47.7

8.32	1,019,620	0.93 (b)	N/A	–	0.62	73.7
15.38	1,291,759	0.92 (b)	N/A	–	0.62	70.8
14.40	1,499,432	0.93 (b)	N/A	–	0.56	140.0
(34.03)	1,330,829	0.94	N/A	–	0.22	132.4
21.56	750,044	0.99	N/A	–	0.19	138.3 (g)

(a)	Calculated based on average shares outstanding during the period.
(b)	Reflects Manager's contractual expense limit.
(c)	Period from September 30, 2008, date operations commenced, through October 31, 2008.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM Growth Fund.
(g)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Partners LargeCap Growth Fund.
(h)	Excludes expense reimbursement from Manager and/or Distributor.

255

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
LARGECAP S&P 500 INDEX FUND
Institutional shares
2011	$8.35	$0.16	$0.50	$0.66	($0.12)	$–	($0.12)	$8.89
2010	7.31	0.15	1.03	1.18	(0.14)	–	(0.14)	8.35
2009	6.87	0.14	0.48	0.62	(0.18)	–	(0.18)	7.31
2008	11.08	0.19	(4.09)	(3.90)	(0.19)	(0.12)	(0.31)	6.87
2007	9.88	0.19	1.21	1.40	(0.17)	(0.03)	(0.20)	11.08
LARGECAP VALUE FUND
Institutional shares
2011	8.81	0.14	0.49	0.63	(0.12)	–	(0.12)	9.32
2010	7.85	0.13	0.99	1.12	(0.16)	–	(0.16)	8.81
2009	7.95	0.17	(0.06)	0.11	(0.21)	–	(0.21)	7.85
2008	13.56	0.24	(4.59)	(4.35)	(0.22)	(1.04)	(1.26)	7.95
2007	13.13	0.25	1.01	1.26	(0.23)	(0.60)	(0.83)	13.56
LARGECAP VALUE FUND I
Institutional shares
2011	10.07	0.16	0.37	0.53	(0.15)	–	(0.15)	10.45
2010	9.12	0.12	0.96	1.08	(0.13)	–	(0.13)	10.07
2009	8.77	0.15	0.39	0.54	(0.19)	–	(0.19)	9.12
2008	15.02	0.22	(5.95)	(5.73)	(0.19)	(0.33)	(0.52)	8.77
2007	13.77	0.20	1.46	1.66	(0.13)	(0.28)	(0.41)	15.02
LARGECAP VALUE FUND III
Institutional shares
2011	9.70	0.15	0.16	0.31	(0.15)	–	(0.15)	9.86
2010	8.67	0.13	1.05	1.18	(0.15)	–	(0.15)	9.70
2009	8.49	0.16	0.24	0.40	(0.22)	–	(0.22)	8.67
2008	15.91	0.29	(6.48)	(6.19)	(0.29)	(0.94)	(1.23)	8.49
2007	15.61	0.29	0.97	1.26	(0.25)	(0.71)	(0.96)	15.91
MIDCAP BLEND FUND
Institutional shares
2011	13.18	0.07	1.65	1.72	(0.19)	(0.49)	(0.68)	14.22
2010	10.56	0.15	2.56	2.71	(0.09)	–	(0.09)	13.18
2009	9.59	0.06	1.43	1.49	–	(0.52)	(0.52)	10.56
2008	15.99	0.04	(4.96)	(4.92)	–	(1.48)	(1.48)	9.59
2007	14.92	0.04	2.53	2.57	(0.08)	(1.42)	(1.50)	15.99
MIDCAP GROWTH FUND
Institutional shares
2011	7.10	(0.03)	0.79	0.76	–	–	–	7.86
2010	5.56	(0.02)	1.56	1.54	–	–	–	7.10
2009	5.43	(0.01)	0.14	0.13	–	–	–	5.56
2008	8.87	–	(2.87)	(2.87)	–	(0.57)	(0.57)	5.43
2007	6.68	–	2.19	2.19	–	–	–	8.87

256

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets(c)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

7.89%	$1,292,005	0.17%	0.17%	1.82%	4.3%
16.27	1,343,467	0.18	0.18	1.87	8.0
9.53	136,579	0.19	0.25	2.26	7.6
(36.15)	112,221	0.16	–	2.05	8.2
14.42	87,900	0.15	–	1.79	5.6

7.21	1,274,154	0.45	–	1.45	130.9
14.45	950,085	0.46	–	1.54	192.9
1.69	571,990	0.47	–	2.45	170.2
(35.15)	392,068	0.45	–	2.29	132.1
10.04	467,050	0.44	–	1.88	100.3

5.21	1,975,267	0.76 (b)	–	1.47	95.4
11.89	2,235,141	0.77 (b)	–	1.28	73.6
6.56	1,245,238	0.79 (b)	–	1.82	114.5
(39.42)	874,193	0.79	–	1.82	52.1
12.33	1,003,450	0.79	–	1.37	35.8

3.16	1,056,201	0.78 (b)	–	1.42	70.9
13.73	1,601,614	0.77 (b)	–	1.39	80.6
5.12	1,688,856	0.78 (b)	–	2.04	98.7
(41.96)	1,592,265	0.77	–	2.44	55.3
8.33	2,156,908	0.76	–	1.82	29.2

13.48	580,128	0.65	0.65	0.53	33.2
25.78	392,309	0.66	0.66	1.22	26.7
17.09	423,084	0.69	0.70	0.60	12.9
(33.73)	28,740	0.65	–	0.30	26.8
18.64	1,378	0.64	–	0.23	30.6

10.70	53,210	0.70	0.73	(0.32)	155.1
27.72	34,798	0.70	0.75	(0.25)	214.7
2.39	34,450	0.70	0.77	(0.29)	227.2
(34.65)	19,287	0.71	–	(0.01)	161.7
32.78	9,799	0.65	–	(0.05)	153.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Reflects Manager's contractual expense limit.
(c)	Excludes expenses reimbursement from Manager and/or Distributor.

257

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
MIDCAP GROWTH FUND III
Institutional shares
2011	$9.57	($0.01)	$1.03	$1.02	$–	$–	$–	$10.59
2010	7.44	(0.01)	2.14	2.13	–	–	–	9.57
2009	6.37	(0.01)	1.08	1.07	–	–	–	7.44
2008	12.21	(0.03)	(5.04)	(5.07)	–	(0.77)	(0.77)	6.37
2007	9.56	(0.04)	2.97	2.93	–	(0.28)	(0.28)	12.21
MIDCAP S&P 400 INDEX FUND
Institutional shares
2011	13.04	0.14	0.95	1.09	(0.13)	(0.13)	(0.26)	13.87
2010	10.36	0.14	2.67	2.81	(0.13)	–	(0.13)	13.04
2009	9.59	0.13	1.35	1.48	(0.16)	(0.55)	(0.71)	10.36
2008	16.31	0.19	(5.72)	(5.53)	(0.18)	(1.01)	(1.19)	9.59
2007	14.59	0.20	2.18	2.38	(0.19)	(0.47)	(0.66)	16.31
MIDCAP VALUE FUND I
Institutional shares
2011	12.17	0.10	0.45	0.55	(0.15)	–	(0.15)	12.57
2010	9.69	0.14	2.44	2.58	(0.10)	–	(0.10)	12.17
2009	8.56	0.09	1.16	1.25	(0.12)	–	(0.12)	9.69
2008	14.96	0.13	(4.84)	(4.71)	(0.10)	(1.59)	(1.69)	8.56
2007	14.22	0.11	1.40	1.51	(0.09)	(0.68)	(0.77)	14.96
MIDCAP VALUE FUND III
Institutional shares
2011	11.85	0.17	0.76	0.93	(0.19)	–	(0.19)	12.59
2010	9.62	0.17	2.24	2.41	(0.18)	–	(0.18)	11.85
2009	8.68	0.15	0.99	1.14	(0.20)	–	(0.20)	9.62
2008	15.21	0.19	(5.43)	(5.24)	(0.15)	(1.14)	(1.29)	8.68
2007	14.79	0.17	1.25	1.42	(0.18)	(0.82)	(1.00)	15.21
MONEY MARKET FUND
Institutional shares
2011	1.00	–	–	–	–	–	–	1.00
2010	1.00	–	–	–	–	–	–	1.00
2009	1.00	0.01	–	0.01	(0.01)	–	(0.01)	1.00
2008	1.00	0.03	–	0.03	(0.03)	–	(0.03)	1.00
2007	1.00	0.05	–	0.05	(0.05)	–	(0.05)	1.00
PRINCIPAL CAPITAL APPRECIATION FUND
Institutional shares
2011	37.63	0.47	2.21	2.68	(0.57)	(1.11)	(1.68)	38.63
2010	32.93	0.67	4.56	5.23	(0.31)	(0.22)	(0.53)	37.63
2009	31.12	0.32	3.37	3.69	(0.36)	(1.52)	(1.88)	32.93
2008	49.92	0.39	(15.60)	(15.21)	(0.38)	(3.21)	(3.59)	31.12
2007	43.56	0.46	7.20	7.66	(0.31)	(0.99)	(1.30)	49.92

258

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets(c)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

10.66%	$1,340,389	0.95%(b)	– %	(0.08)%	107.8%
28.63	1,206,656	0.96 (b)	–	(0.14)	98.1
16.80	1,000,791	0.98 (b)	–	(0.16)	126.2
(44.26)	423,812	1.00	–	(0.32)	167.3
31.39	536,957	1.00	–	(0.42)	144.9

8.35	177,993	0.20	0.26	1.01	15.8
27.35	90,574	0.20	0.35	1.19	17.5
17.57	50,551	0.19	0.42	1.43	32.9
(36.40)	32,043	0.17	–	1.41	33.0
16.87	32,135	0.15	–	1.29	36.1

4.49	1,256,845	0.98 (b)	–	0.73	80.3
26.78	1,269,331	0.98 (b)	–	1.30	83.6
15.00	1,010,989	1.00 (b)	–	1.11	95.7
(35.25)	624,473	1.00	–	1.06	88.9
10.95	942,226	0.99	–	0.77	81.8

7.86	817	0.70	4.18	1.39	86.4
25.32	183	0.70	10.72	1.58	92.4
13.58	116	0.70	51.56	1.61	111.4
(37.43)	6	0.68	–	1.60	86.0
9.97	10	0.65	–	1.18	99.9

0.00	263,071	0.28	0.41	0.00	0.0
0.00	202,082	0.35	0.42	0.00	0.0
0.59	231,887	0.43	0.44	0.63	0.0
3.17	276,963	0.39	–	3.07	0.0
5.09	216,988	0.39	–	4.96	0.0

7.15	907,061	0.52	–	1.19	12.7
16.02	578,458	0.58	–	1.89	15.3
13.12	409,987	0.59	–	1.12	23.8
(32.67)	408,256	0.51	–	0.95	9.7
17.99	746,996	0.49	–	0.99	17.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Reflects Manager's contractual expense limit.
(c)	Excludes expense reimbursement from Manager and/or Distributor.

259

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
PRINCIPAL LIFETIME 2010 FUND
Institutional shares
2011	$11.16	$0.29	$0.21	$0.50	($0.29)	$–	($0.29)	$11.37
2010	9.86	0.29	1.33	1.62	(0.32)	–	(0.32)	11.16
2009	9.22	0.27	1.02	1.29	(0.35)	(0.30)	(0.65)	9.86
2008	14.21	0.49	(4.76)	(4.27)	(0.49)	(0.23)	(0.72)	9.22
2007	13.27	0.42	1.01	1.43	(0.42)	(0.07)	(0.49)	14.21
PRINCIPAL LIFETIME 2015 FUND
Institutional shares
2011	9.71	0.22	0.19	0.41	(0.22)	(0.20)	(0.42)	9.70
2010	8.48	0.20	1.23	1.43	(0.20)	–	(0.20)	9.71
2009	7.52	0.12	0.98	1.10	(0.14)	–	(0.14)	8.48
2008(c)	10.00	0.11	(2.59)	(2.48)	–	–	–	7.52
PRINCIPAL LIFETIME 2020 FUND
Institutional shares
2011	11.48	0.26	0.17	0.43	(0.26)	–	(0.26)	11.65
2010	10.04	0.26	1.47	1.73	(0.29)	–	(0.29)	11.48
2009	9.32	0.25	1.12	1.37	(0.29)	(0.36)	(0.65)	10.04
2008	15.12	0.44	(5.49)	(5.05)	(0.46)	(0.29)	(0.75)	9.32
2007	13.73	0.38	1.51	1.89	(0.41)	(0.09)	(0.50)	15.12
PRINCIPAL LIFETIME 2025 FUND
Institutional shares
2011	9.45	0.17	0.18	0.35	(0.19)	(0.14)	(0.33)	9.47
2010	8.20	0.17	1.27	1.44	(0.19)	–	(0.19)	9.45
2009	7.27	0.09	0.98	1.07	(0.14)	–	(0.14)	8.20
2008(c)	10.00	0.07	(2.80)	(2.73)	–	–	–	7.27
PRINCIPAL LIFETIME 2030 FUND
Institutional shares
2011	11.28	0.22	0.20	0.42	(0.23)	–	(0.23)	11.47
2010	9.78	0.23	1.52	1.75	(0.25)	–	(0.25)	11.28
2009	9.07	0.22	1.09	1.31	(0.24)	(0.36)	(0.60)	9.78
2008	15.27	0.40	(5.84)	(5.44)	(0.44)	(0.32)	(0.76)	9.07
2007	13.62	0.32	1.81	2.13	(0.38)	(0.10)	(0.48)	15.27
PRINCIPAL LIFETIME 2035 FUND
Institutional shares
2011	9.32	0.16	0.17	0.33	(0.16)	(0.16)	(0.32)	9.33
2010	8.05	0.15	1.29	1.44	(0.17)	–	(0.17)	9.32
2009	7.13	0.07	0.99	1.06	(0.14)	–	(0.14)	8.05
2008(c)	10.00	0.04	(2.91)	(2.87)	–	–	–	7.13

260

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets(f)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

4.52%	$1,074,682	0.04%	2.55%	16.4%
16.79	1,130,797	0.04	2.83	36.2
15.40	1,025,862	0.10	3.13	28.4
(31.52)	846,470	0.13	4.11	12.7
11.07	1,116,351	0.12	3.13	14.7

4.22	451,374	0.04 (b)	2.21	14.0
17.17	362,671	0.05 (b)	2.23	32.0
15.03	225,418	0.10 (b)	1.56	9.1
(24.80) (d)	28,190	0.17 (b),(e)	1.79 (e)	50.1 (e)

3.76	3,310,509	0.04	2.17	8.8
17.51	3,146,852	0.04	2.40	32.0
16.13	2,628,327	0.09	2.88	15.7
(35.03)	1,904,751	0.12	3.52	7.1
14.14	2,266,328	0.12	2.65	15.1

3.72	528,466	0.04 (b)	1.80	12.7
17.77	401,632	0.05 (b)	1.94	25.2
15.14	233,404	0.10 (b)	1.30	8.5
(27.30) (d)	26,413	0.17 (b),(e)	1.20 (e)	21.3 (e)

3.66	3,001,123	0.04	1.87	10.7
18.17	2,804,667	0.04	2.23	32.1
15.88	2,333,820	0.09	2.55	9.5
(37.35)	1,659,024	0.13	3.23	6.6
16.05	1,953,928	0.12	2.27	15.5

3.48	335,624	0.05 (b)	1.62	6.1
18.04	248,902	0.05 (b)	1.71	25.0
15.17	143,330	0.10 (b)	0.95	7.0
(28.70) (d)	14,703	0.17 (b),(e)	0.71 (e)	16.8 (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Reflects Manager's contractual expense limit.
(c)	Period from February 29, 2008, date operations commenced, through October 31, 2008.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Fund invests.

261

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
PRINCIPAL LIFETIME 2040 FUND
Institutional shares
2011	$11.37	$0.20	$0.20	$0.40	($0.20)	$–	($0.20)	$11.57
2010	9.82	0.21	1.56	1.77	(0.22)	–	(0.22)	11.37
2009	9.09	0.19	1.09	1.28	(0.21)	(0.34)	(0.55)	9.82
2008	15.73	0.38	(6.27)	(5.89)	(0.44)	(0.31)	(0.75)	9.09
2007	13.83	0.29	2.07	2.36	(0.36)	(0.10)	(0.46)	15.73
PRINCIPAL LIFETIME 2045 FUND
Institutional shares
2011	9.23	0.14	0.19	0.33	(0.14)	(0.16)	(0.30)	9.26
2010	7.95	0.13	1.30	1.43	(0.15)	–	(0.15)	9.23
2009	7.04	0.05	0.99	1.04	(0.13)	–	(0.13)	7.95
2008(c)	10.00	0.02	(2.98)	(2.96)	–	–	–	7.04
PRINCIPAL LIFETIME 2050 FUND
Institutional shares
2011	10.86	0.18	0.18	0.36	(0.17)	–	(0.17)	11.05
2010	9.34	0.18	1.53	1.71	(0.19)	–	(0.19)	10.86
2009	8.70	0.16	1.02	1.18	(0.18)	(0.36)	(0.54)	9.34
2008	15.32	0.36	(6.19)	(5.83)	(0.43)	(0.36)	(0.79)	8.70
2007	13.39	0.29	2.08	2.37	(0.33)	(0.11)	(0.44)	15.32
PRINCIPAL LIFETIME 2055 FUND
Institutional shares
2011	9.21	0.13	0.14	0.27	(0.13)	(0.13)	(0.26)	9.22
2010	7.93	0.12	1.31	1.43	(0.15)	–	(0.15)	9.21
2009	6.99	0.06	1.00	1.06	(0.12)	–	(0.12)	7.93
2008(c)	10.00	0.02	(3.03)	(3.01)	–	–	–	6.99
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Institutional shares
2011	10.89	0.35	0.06	0.41	(0.34)	–	(0.34)	10.96
2010	9.91	0.35	1.01	1.36	(0.38)	–	(0.38)	10.89
2009	9.40	0.30	0.84	1.14	(0.50)	(0.13)	(0.63)	9.91
2008	12.92	0.59	(3.38)	(2.79)	(0.56)	(0.17)	(0.73)	9.40
2007	12.73	0.55	0.16	0.71	(0.46)	(0.06)	(0.52)	12.92
REAL ESTATE SECURITIES FUND
Institutional shares
2011	15.84	0.14	1.65	1.79	(0.22)	–	(0.22)	17.41
2010	11.62	0.30	4.23	4.53	(0.31)	–	(0.31)	15.84
2009	11.83	0.31	(0.20)	0.11	(0.32)	–	(0.32)	11.62
2008	24.96	0.33	(7.37)	(7.04)	(0.36)	(5.73)	(6.09)	11.83
2007	27.56	0.26	(0.55)	(0.29)	(0.24)	(2.07)	(2.31)	24.96

262

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

3.46%	$1,851,739	0.04%(g)	1.69%	12.6%
18.27	1,716,164	0.04(g)	2.02	31.4
15.45	1,387,751	0.09(g)	2.20	5.8
(39.15)	921,180	0.13(g)	3.00	6.0
17.54	1,039,113	0.12(g)	1.96	16.5

3.57	154,522	0.06 (b),(g)	1.48	4.5
18.22	105,004	0.08 (b),(g)	1.50	23.8
15.09	53,836	0.10 (b),(g)	0.69	4.8
(29.60) (d)	4,518	0.17 (b),(e),(g)	0.37 (e)	16.2 (e)

3.30	829,516	0.04(g)	1.58	15.5
18.51	788,351	0.04(g)	1.83	30.1
14.95	629,384	0.10(g)	2.02	15.2
(39.96)	415,945	0.13(g)	2.95	6.8
18.16	487,265	0.12(g)	2.04	21.2

2.97	26,746	0.08 (b),(g)	1.35	22.5
18.18	17,421	0.08 (b),(g)	1.35	44.0
15.43	8,036	0.08 (b),(g)	0.78	34.0
(30.10) (d)	937	0.17 (b),(e),(g)	0.28 (e)	194.7 (e)

3.88	468,065	0.04(g)	3.18	19.8
14.08	459,110	0.04(g)	3.42	46.9
13.23	365,053	0.10(g)	3.32	35.9
(22.81)	287,888	0.13(g)	5.13	30.7
5.68	341,609	0.12(g)	4.33	25.3

11.39	1,252,657	0.85	0.81	29.3
39.37	1,303,556	0.85	2.14	52.2
1.74	1,137,929	0.85	3.22	57.3
(35.71)	894,685	0.84	2.05	47.2
(1.48)	1,110,332	0.83	1.04	77.8 (f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Reflects Manager's contractual expense limit.
(c)	Period from February 29, 2008, date operations commenced, through October 31, 2008.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM REIT Fund.
(g)	Does not include expenses of the investment companies in which the Fund invests.

263

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SAM BALANCED PORTFOLIO
Institutional shares
2011	$12.31	$0.31	$0.23	$0.54	($0.33)	$–	($0.33)	$12.52
2010	10.88	0.28	1.46	1.74	(0.31)	–	(0.31)	12.31
2009	10.74	0.30	1.07	1.37	(0.32)	(0.91)	(1.23)	10.88
2008	16.03	0.42	(4.39)	(3.97)	(0.55)	(0.77)	(1.32)	10.74
2007(b)	14.69	0.22	1.33	1.55	(0.21)	–	(0.21)	16.03
SAM CONSERVATIVE BALANCED PORTFOLIO
Institutional shares
2011	10.39	0.32	0.10	0.42	(0.33)	–	(0.33)	10.48
2010	9.41	0.31	1.00	1.31	(0.33)	–	(0.33)	10.39
2009	8.78	0.34	1.00	1.34	(0.34)	(0.37)	(0.71)	9.41
2008	11.87	0.35	(2.55)	(2.20)	(0.48)	(0.41)	(0.89)	8.78
2007(e)	11.17	0.26	0.68	0.94	(0.24)	–	(0.24)	11.87
SAM CONSERVATIVE GROWTH PORTFOLIO
Institutional shares
2011	12.94	0.23	0.36	0.59	(0.24)	–	(0.24)	13.29
2010	11.22	0.20	1.75	1.95	(0.23)	–	(0.23)	12.94
2009	11.45	0.21	0.98	1.19	(0.27)	(1.15)	(1.42)	11.22
2008	18.85	0.25	(6.05)	(5.80)	(0.52)	(1.08)	(1.60)	11.45
2007(f)	16.75	0.12	1.98	2.10	–	–	–	18.85
SAM FLEXIBLE INCOME PORTFOLIO
Institutional shares
2011	11.28	0.42	0.02	0.44	(0.43)	–	(0.43)	11.29
2010	10.42	0.41	0.91	1.32	(0.46)	–	(0.46)	11.28
2009	9.48	0.44	1.18	1.62	(0.44)	(0.24)	(0.68)	10.42
2008	11.90	0.42	(2.07)	(1.65)	(0.50)	(0.27)	(0.77)	9.48
2007(e)	11.58	0.36	0.30	0.66	(0.34)	–	(0.34)	11.90
SAM STRATEGIC GROWTH PORTFOLIO
Institutional shares
2011	13.97	0.15	0.47	0.62	(0.19)	–	(0.19)	14.40
2010	11.97	0.16	2.04	2.20	(0.20)	–	(0.20)	13.97
2009	12.12	0.18	0.97	1.15	(0.14)	(1.16)	(1.30)	11.97
2008	21.04	0.26	(7.50)	(7.24)	(0.53)	(1.15)	(1.68)	12.12
2007(f)	18.54	0.06	2.44	2.50	–	–	–	21.04
SHORT-TERM INCOME FUND(g)
Institutional shares
2011	12.16	0.31	(0.18)	0.13	(0.33)	–	(0.33)	11.96
2010	11.84	0.36	0.32	0.68	(0.36)	–	(0.36)	12.16
2009	11.17	0.46	0.67	1.13	(0.46)	–	(0.46)	11.84
2008	11.60	0.48	(0.43)	0.05	(0.48)	–	(0.48)	11.17
2007	11.60	0.29	0.16	0.45	(0.45)	–	(0.45)	11.60

264

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets(j)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

4.36%	$227,083	0.36%(i)	0.36%(i)	2.44%	29.6%
16.23	122,317	0.38(i)	0.38(i)	2.43	13.2
14.89	65,662	0.39(i)	0.42(i)	2.99	5.1
(26.71)	21,448	0.33(i)	–	3.14	34.8
10.67 (c)	1,385	0.31 (d),(i)	–	1.82 (d)	14.6 (d)

4.08	92,804	0.37(i)	0.37(i)	3.06	21.4
14.18	60,420	0.39(i)	0.39(i)	3.18	11.4
16.57	36,114	0.39(i)	0.44(i)	3.89	9.2
(19.83)	16,825	0.33(i)	–	3.41	27.7
8.52 (c)	730	0.31 (d),(i)	–	2.90 (d)	12.7 (d)

4.51	146,347	0.35(i)	0.35(i)	1.68	31.9
17.60	94,846	0.38(i)	0.38(i)	1.63	15.4
12.76	54,041	0.39(i)	0.42(i)	2.10	4.2
(33.43)	16,776	0.33(i)	–	1.72	32.4
12.54 (c)	1,459	0.31 (d),(i)	–	0.86 (d)	16.2 (d)

3.96	58,782	0.39(i)	0.39(i)	3.71	19.6
12.91	37,271	0.40(i)	0.43(i)	3.79	9.5
18.12	18,965	0.39(i)	0.58(i)	4.50	11.4
(14.69)	4,929	0.33(i)	–	3.85	35.1
5.75 (c)	93	0.31 (d),(i)	–	3.90 (d)	9.7 (d)

4.40	72,005	0.37(i)	0.37(i)	1.05	37.7
18.53	46,704	0.40(i)	0.40(i)	1.23	15.6
11.51	27,844	0.39(i)	0.48(i)	1.66	3.7
(37.19)	9,008	0.33(i)	–	1.64	32.5
13.48 (c)	1,481	0.31 (d),(i)	–	0.36 (d)	15.7 (d)

1.05	626,736	0.47	0.47	2.55	43.6
5.82	473,931	0.50	0.50	3.04	54.7 (h)
10.35	291,633	0.53	0.53	4.01	40.8
0.40	256,944	0.48	–	4.11	64.5
4.68	168,551	0.51	–	4.54	29.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Period from January 17, 2007, date operations commenced, through October 31, 2007. Institutional shares incurred a net realized and unrealized gain of $.02 per share from January 10, 2007, through January 16, 2007.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Period from January 17, 2007, date operations commenced, through October 31, 2007. Institutional shares incurred a net realized and unrealized gain of $.01 per share from January 10, 2007, through January 16, 2007.
(f)	Period from January 17, 2007, date operations commenced, through October 31, 2007. Institutional shares incurred a net realized and unrealized gain of $.03 per share from January 10, 2007, through January 16, 2007.
(g)	On January 12, 2007 the fund succeeded to the operations of another fund in a shareholder-approved reorganization. As part of the reorganization, the fund issued one share of stock for each five outstanding shares of the predecessor fund, with the result that the fund's net asset value per share was increased without changing the proportionate beneficial interests of shareholders. The financial highlights have been restated to reflect the issuance of new shares.
(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Short-Term Bond Fund.
(i)	Does not include expenses of the investment companies in which the Portfolio invests.
(j)	Excludes expense reimbursement from Manager and/or Distributor.

265

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SMALLCAP BLEND FUND
Institutional shares
2011	$13.37	$0.01	$0.86	$0.87	$–	$–	$–	$14.24
2010	10.74	0.05	2.63	2.68	(0.05)	–	(0.05)	13.37
2009	10.62	0.08	0.11	0.19	(0.07)	–	(0.07)	10.74
2008	18.24	0.08	(6.27)	(6.19)	–	(1.43)	(1.43)	10.62
2007	17.45	0.07	2.12	2.19	–	(1.40)	(1.40)	18.24
SMALLCAP GROWTH FUND I
Institutional shares
2011	9.62	(0.08)	1.35	1.27	–	–	–	10.89
2010	7.03	(0.06)	2.65	2.59	–	–	–	9.62
2009	6.16	(0.04)	0.91	0.87	–	–	–	7.03
2008	11.82	(0.04)	(4.75)	(4.79)	–	(0.87)	(0.87)	6.16
2007	9.55	(0.07)	2.74	2.67	–	(0.40)	(0.40)	11.82
SMALLCAP GROWTH FUND II
Institutional shares
2011	7.79	(0.06)	0.66	0.60	–	–	–	8.39
2010	6.03	(0.05)	1.81	1.76	–	–	–	7.79
2009	5.66	(0.04)	0.41	0.37	–	–	–	6.03
2008	10.39	(0.05)	(4.14)	(4.19)	–	(0.54)	(0.54)	5.66
2007	9.54	(0.05)	1.60	1.55	–	(0.70)	(0.70)	10.39
SMALLCAP S&P 600 INDEX FUND
Institutional shares
2011	14.31	0.15	1.32	1.47	(0.15)	–	(0.15)	15.63
2010	11.48	0.11	2.83	2.94	(0.11)	–	(0.11)	14.31
2009	11.91	0.12	0.36	0.48	(0.18)	(0.73)	(0.91)	11.48
2008	19.37	0.20	(5.99)	(5.79)	(0.15)	(1.52)	(1.67)	11.91
2007	18.58	0.18	1.85	2.03	(0.15)	(1.09)	(1.24)	19.37
SMALLCAP VALUE FUND II
Institutional shares
2011	8.67	0.04	0.39	0.43	(0.04)	–	(0.04)	9.06
2010	6.87	0.03	1.80	1.83	(0.03)	–	(0.03)	8.67
2009	6.97	0.03	0.50	0.53	(0.05)	(0.58)	(0.63)	6.87
2008	13.07	0.05	(4.36)	(4.31)	(0.03)	(1.76)	(1.79)	6.97
2007	13.98	0.04	0.42	0.46	(0.07)	(1.30)	(1.37)	13.07

266

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets(c)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

6.51%	$38,016	0.80%	0.80%	0.09%	76.1%
25.03	35,729	0.80	0.83	0.39	65.2
1.92	28,365	0.79	0.85	0.84	89.5
(36.52)	26,459	0.77	–	0.58	55.6
13.22	42,510	0.75	–	0.40	60.9

13.20	1,185,260	1.07	1.09	(0.74)	90.3
36.85	748,898	1.09	1.12	(0.71)	125.2
14.12	367,233	1.11	1.12	(0.69)	159.5
(43.53)	104,406	1.12	–	(0.46)	115.5
28.90	173,460	1.10	–	(0.63)	85.0

7.70	132,587	1.01 (b)	–	(0.62)	77.0
29.19	215,546	1.01 (b)	–	(0.67)	81.0
6.54	271,187	1.01 (b)	–	(0.65)	131.8
(42.29)	279,437	1.01	–	(0.60)	78.0
17.22	577,388	1.00	–	(0.54)	62.9

10.25	143,892	0.20	0.28	0.94	19.1
25.70	85,231	0.20	0.30	0.83	30.1
5.40	201,800	0.19	0.22	1.18	22.8
(32.33)	194,154	0.16	–	1.28	58.8
11.40	235,208	0.15	–	0.96	62.0

4.93	957,766	0.98	1.00	0.45	54.4
26.64	736,530	1.00	1.02	0.41	54.5
10.02	319,448	1.01	1.03	0.43	79.1
(37.60)	160,758	1.02	–	0.57	61.6
3.28	343,408	1.00	–	0.27	58.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Reflects Manager's contractual expense limit.
(c)	Excludes expense reimbursement from Manager and/or Distributor.

267

APPENDIX A - DESCRIPTION OF BOND RATINGS

Description of Bond Ratings:

Moody’s Investors Service, Inc. Rating Definitions:

Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. they are considered medium-grade and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM NOTES: The four ratings of Moody’s for short-term notes are MIG 1, MIG 2, MIG 3, and MIG 4. MIG 1 denotes “best quality, enjoying strong protection from established cash flows.” MIG 2 denotes “high quality” with “ample margins of protection.” MIG 3 notes are of “favorable quality...but lacking the undeniable strength of the preceding grades.” MIG 4 notes are of “adequate quality, carrying specific risk for having protection...and not distinctly or predominantly speculative.”

Description of Moody’s Commercial Paper Ratings:

Moody’s Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

268

Description of Standard & Poor’s Corporation’s Debt Ratings:

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources Standard & Poor’s considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.	Likelihood of default – capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;
II.	Nature of and provisions of the obligation;
III.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.
AAA:	Debt rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA:	Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.
A:	Debt rated “A” has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
BBB:	Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.
BB, B, CCC, CC:	Debt rated "BB," "B," "CCC,", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
C:	The rating “C” is reserved for income bonds on which no interest is being paid.
D:	Debt rated “D” is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from “AA” to “B” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR:	Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

269

Standard & Poor’s, Commercial Paper Ratings

A Standard & Poor’s Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A:	Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1:	This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a “+” designation.

A-2:	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3:	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

B:	Issues rated “B” are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C:	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor’s by the issuer and obtained by Standard & Poor’s from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor’s rates notes with a maturity of less than three years as follows:

SP-1:	A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a “+” designation.

SP-2:	A satisfactory capacity to pay principal and interest.

SP-3:	A speculative capacity to pay principal and interest.

Fitch, Inc. Long-Term Credit Ratings

Investment Grade

AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

270

A: High credit quality. “A” ratings denote low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

Speculative Grade

BB: Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC: Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC: Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C: Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Recovery Ratings

Recovery Ratings are assigned to selected individual securities and obligations. These currently are published for most individual obligations of corporate issuers with IDRs in the ‘B’ rating category and below, and for selected structured finance obligations in low speculative grade.

Among the factors that affect recovery rates for securities are the collateral, the seniority relative to other obligations in the capital structure (where appropriate), and the expected value of the company or underlying collateral in distress.

The Recovery Rating scale is based upon the expected relative recovery characteristics of an obligation upon the curing of a default, emergence from insolvency or following the liquidation or termination of the obligor or its associated collateral. For structured finance, Recovery Ratings are designed to estimate recoveries on a forward-looking basis while taking into account the time value of money.

Recovery Ratings are an ordinal scale and do not attempt to precisely predict a given level of recovery. As a guideline in developing the rating assessments, the agency employs broad theoretical recovery bands in its ratings approach based on historical averages, but actual recoveries for a given security may deviate materially from historical averages.

RR1: Outstanding recovery prospects given default. ‘RR1’ rated securities have characteristics consistent with securities historically recovering 91%-100% of current principal and related interest.

RR2: Superior recovery prospects given default. ‘RR2’ rated securities have characteristics consistent with securities historically recovering 71%-90% of current principal and related interest.

RR3: Good recovery prospects given default. ‘RR3’ rated securities have characteristics consistent with securities historically recovering 51%-70% of current principal and related interest.

RR4: Average recovery prospects given default. ‘RR4’ rated securities have characteristics consistent with securities historically recovering 31%-50% of current principal and related interest.

RR5: Below average recovery prospects given default. ‘RR5’ rated securities have characteristics consistent with securities historically recovering 11%-30% of current principal and related interest.

RR6: Poor recovery prospects given default. ‘RR6’ rated securities have characteristics consistent with securities historically recovering 0%-10% of current principal and related interest.

271

Short-Term Credit Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in US public finance markets.

F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk. Default is a real possibility.

RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D: Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

272

ADDITIONAL INFORMATION

Additional information about the Fund (including the Fund’s policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated February 29, 2012, which is incorporated by reference into this prospectus. Additional information about the Funds’ investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year. The Statement of Additional Information and the Fund’s annual and semiannual reports can be obtained free of charge by writing Principal Funds, P.O. Box 8024, Boston, MA 02266-8024. In addition, the Fund makes its Statement of Additional Information and annual and semiannual reports available, free of charge, on our website www.principal.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-222-5852.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s internet site at http:// www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1520.

The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Principal Funds, Inc. SEC File 811-07572

273

PRINCIPAL FUNDS, INC. (“PFI”)

Class J Shares

The date of this Prospectus is February 29, 2012.

Ticker Symbols
Fund Name	Class J	Fund Name	Class J
Bond & Mortgage Securities	PBMJX	Principal LifeTime 2010	PTAJX
Diversified International	PIIJX	Principal LifeTime 2020	PLFJX
Government & High Quality Bond	PMRJX	Principal LifeTime 2030	PLTJX
Income	PIOJX	Principal LifeTime 2040	PTDJX
Inflation Protection	PIPJX	Principal LifeTime 2050	PFLJX
International Emerging Markets	PIEJX	Principal LifeTime Strategic Income	PLSJX
LargeCap Blend II	PLBJX	Real Estate Securities	PREJX
LargeCap Growth	PGLJX	SAM Balanced	PSAJX
LargeCap Growth I	PLGJX	SAM Conservative Balanced	PCBJX
LargeCap Growth II	PPLJX	SAM Conservative Growth	PCGJX
LargeCap S&P 500 Index	PSPJX	SAM Flexible Income	PFIJX
LargeCap Value	PVLJX	SAM Strategic Growth	PSWJX
LargeCap Value III	PLVJX	Short-Term Income	PSJIX
MidCap Blend	PMBJX	SmallCap Blend	PSBJX
MidCap Growth	PMGJX	SmallCap Growth I	PSIJX
MidCap Growth III	PPQJX	SmallCap Growth II	PPMIX
MidCap S&P 400 Index	PMFJX	SmallCap S&P 600 Index	PSSJX
MidCap Value I	PVEJX	SmallCap Value II	PSMJX
MidCap Value III	PMCJX
Money Market	PMJXX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This page left blank intentionally.

2

Fund Summaries
Balanced/Asset Allocation Funds
Strategic Asset Management (“SAM”) Balanced Portfolio	5
Strategic Asset Management (“SAM”) Conservative Balanced Portfolio	9
Strategic Asset Management (“SAM”) Conservative Growth Portfolio	13
Strategic Asset Management (“SAM”) Flexible Income Portfolio	17
Strategic Asset Management (“SAM”) Strategic Growth Portfolio	21
Principal LifeTime Strategic Income Fund	25
Principal LifeTime 2010 Fund	30
Principal LifeTime 2020 Fund	35
Principal LifeTime 2030 Fund	40
Principal LifeTime 2040 Fund	45
Principal LifeTime 2050 Fund	50
LargeCap US Equity Funds
LargeCap Blend Fund II	55
LargeCap Growth Fund	59
LargeCap Growth Fund I	62
LargeCap Growth Fund II	65
LargeCap S&P 500 Index Fund	68
LargeCap Value Fund	71
LargeCap Value Fund III	74
Real Estate Fund
Real Estate Securities Fund	77
Small/MidCap US Equity Funds
MidCap Blend Fund	81
MidCap Growth Fund	84
MidCap Growth Fund III	87
MidCap S&P 400 Index Fund	90
MidCap Value Fund I	93
MidCap Value Fund III	96
SmallCap Blend Fund	99
SmallCap Growth Fund I	102
SmallCap Growth Fund II	106
SmallCap S&P 600 Index Fund	109
SmallCap Value Fund II	112
International Equity Funds
Diversified International Fund	116
International Emerging Markets Fund	119
Fixed Income Funds
Bond & Mortgage Securities Fund	122
Government & High Quality Bond Fund	126
Income Fund	130
Inflation Protection Fund	134
Short-Term Fixed Income Funds
Short-Term Income Fund	138
Money Market Fund	142
3

Certain Information Common to all Funds	145
Additional Information about Investment Strategies and Risks	145
Portfolio Holdings Information	165
Management of the Funds	165
Pricing of Fund Shares	177
Purchase of Fund Shares	179
Redemption of Fund Shares	180
Exchange of Fund Shares	183
Dividends and Distributions	184
Frequent Purchases and Redemptions	185
Tax Considerations	185
The Costs of Investing	186
Distribution Plans and Intermediary Compensation	187
Fund Account Information	189
Financial Highlights	191
Appendix A - Description of Bond Ratings	206
Additional Information	211

4

Strategic Asset Management (“SAM”) Balanced Portfolio

Objective:	The Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class J
Management Fees	0.34%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses(1)	0.10%
Acquired Fund Fees and Expenses	0.65%
Total Annual Fund Operating Expenses	1.54%
Fee Waiver (2)	0.20%
Total Annual Fund Operating Expenses After Fee Waiver	1.34%
(1)	Expense information has been restated to reflect current fees. Certain Other Expenses of the Fund have increased effective November 1, 2011.
(2)	Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2013. The limit will maintain the level of Distribution fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$236	$464	$817	$1,815

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$136	$464	$817	$1,815

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 29.6% of the average value of its portfolio.

5

Principal Investment Strategies

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:

•	Generally invests between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as mortgage-backed securities, government and government-sponsored securities, corporate bonds and preferred securities)
•	Generally invests between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund (equity funds that generally invest in US and international (including emerging markets) equity securities) and
•	Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer enhanced diversification beyond traditional equity securities and fixed-income securities)

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks

The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.

The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

6

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company’s capital structure and therefore can be subject to greater credit and liquidation risk. An issuer of preferred securities could redeem the security prior to the stated maturity date and reduce the return of the security.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance (for the periods prior to the date Class J began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996.

7

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (60/40) are 60% S&P 500 Index and 40% Barclays Capital Aggregate Bond Index.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	13.35%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-14.49%

Average Annual Total Returns

For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class J Return Before Taxes	-0.51%	2.00%	4.40%
Class J Return After Taxes on Distributions	-1.05%	0.91%	3.52%
Class J Return After Taxes on Distribution and Sale of Fund Shares	-0.09%	1.33%	3.45%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
Capital Benchmark (60/40) (reflects no deduction for fees, expenses, or taxes)	4.69%	2.84%	4.40%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Edge Asset Management, Inc.

•	Charles D. Averill (since 2010), Portfolio Manager
•	Jill R. Cuniff (since 2010), President and Portfolio Manager
•	Todd A. Jablonski (since 2010), Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 145 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 145 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 145 of the Prospectus.
8

Strategic Asset Management (“SAM”) Conservative Balanced Portfolio

Objective:	The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class J
Management Fees	0.34%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses(1)	0.11%
Acquired Fund Fees and Expenses	0.61%
Total Annual Fund Operating Expenses	1.51%
Fee Waiver (2)	0.20%
Total Annual Fund Operating Expenses After Fee Waiver	1.31%
(1)	Expense information has been restated to reflect current fees. Certain Other Expenses of the Fund have increased effective November 1, 2011.

(2)	Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2013. The limit will maintain the level of Distribution fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$233	$454	$802	$1,782

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$133	$454	$802	$1,782

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 21.4% of the average value of its portfolio.

9

Principal Investment Strategies

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:

•	Generally invests between 40% and 80% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as mortgage-backed securities, government and government-sponsored securities, corporate bonds and preferred securities)
•	Generally invests between 20% and 60% of its assets in equity funds, and less than 30% in any one equity fund (equity funds that generally invest in US and international (including emerging markets) equity securities) and
•	Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer enhanced diversification beyond traditional equity securities and fixed-income securities)

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks

The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.

The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

10

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company’s capital structure and therefore can be subject to greater credit and liquidation risk. An issuer of preferred securities could redeem the security prior to the stated maturity date and reduce the return of the security.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance (for the periods prior to the date Class J began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996.

11

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (40/60) are 40% S&P 500 Index and 60% Barclays Capital Aggregate Bond Index.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	11.35%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-10.04%

Average Annual Total Returns

For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class J Return Before Taxes	0.73%	3.46%	4.91%
Class J Return After Taxes on Distributions	-0.15%	2.22%	3.78%
Class J Return After Taxes on Distribution and Sale of Fund Shares	0.73%	2.39%	3.67%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%
Capital Benchmark (40/60) (reflects no deduction for fees, expenses, or taxes)	5.84%	4.20%	4.97%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Edge Asset Management, Inc.

•	Charles D. Averill (since 2010), Portfolio Manager
•	Jill R. Cuniff (since 2010), President and Portfolio Manager
•	Todd A. Jablonski (since 2010), Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 145 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 145 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 145 of the Prospectus.
12

Strategic Asset Management (“SAM”) Conservative Growth Portfolio

Objective:	The Portfolio seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class J
Management Fees	0.34%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses(1)	0.11%
Acquired Fund Fees and Expenses	0.69%
Total Annual Fund Operating Expenses	1.59%
Fee Waiver (2)	0.20%
Total Annual Fund Operating Expenses After Fee Waiver	1.39%
(1)	Expense information has been restated to reflect current fees. Certain Other Expenses of the Fund have increased effective November 1, 2011.

(2)	Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2013. The limit will maintain the level of Distribution fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$242	$479	$844	$1,869

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$142	$479	$844	$1,869

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 31.9% of the average value of its portfolio.

13

Principal Investment Strategies

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:

•	Generally invests between 0% and 40% of its assets in fixed-income funds, and less than 30% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as mortgage-backed securities, government and government-sponsored securities, corporate bonds and preferred securities)
•	Generally invests between 60% and 100% of its assets in equity funds, and less than 40% in any one equity fund (equity funds that generally invest in US and international (including emerging markets) equity securities) and
•	Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer enhanced diversification beyond traditional equity securities and fixed-income securities)

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks

The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Agency or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.

The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

14

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company’s capital structure and therefore can be subject to greater credit and liquidation risk. An issuer of preferred securities could redeem the security prior to the stated maturity date and reduce the return of the security.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance (for the periods prior to the date Class J began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996.

15

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (80/20) are 80% S&P 500 Index and 20% Barclays Capital Aggregate Bond Index.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	14.67%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-19.20%

Average Annual Total Returns

For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class J Return Before Taxes	-1.84%	0.48%	3.75%
Class J Return After Taxes on Distributions	-2.07%	-0.35%	3.18%
Class J Return After Taxes on Distribution and Sale of Fund Shares	-0.88%	0.27%	3.12%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
Capital Benchmark (80/20) (reflects no deduction for fees, expenses, or taxes)	3.45%	1.36%	3.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Edge Asset Management, Inc.

•	Charles D. Averill (since 2010), Portfolio Manager
•	Jill R. Cuniff (since 2010), President and Portfolio Manager
•	Todd A. Jablonski (since 2010), Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 145 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 145 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 145 of the Prospectus.
16

Strategic Asset Management (“SAM”) Flexible Income Portfolio

Objective:	The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class J
Management Fees	0.34%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses(1)	0.12%
Acquired Fund Fees and Expenses	0.60%
Total Annual Fund Operating Expenses	1.51%
Fee Waiver (2)	0.20%
Total Annual Fund Operating Expenses After Fee Waiver	1.31%
(1)	Expense information has been restated to reflect current fees. Certain Other Expenses of the Fund have increased effective November 1, 2011.
(2)	Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2013. The limit will maintain the level of Distribution fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$233	$454	$802	$1,782

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$133	$454	$802	$1,782

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 19.6% of the average value of its portfolio.

17

Principal Investment Strategies

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:

•	Generally invests between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as mortgage-backed securities, government and government-sponsored securities, corporate bonds and preferred securities)
•	Generally invests between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund (equity funds that generally invest in US and international (including emerging markets) equity securities) and
•	Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer enhanced diversification beyond traditional equity securities and fixed-income securities)

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks

The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.

The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

18

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company’s capital structure and therefore can be subject to greater credit and liquidation risk. An issuer of preferred securities could redeem the security prior to the stated maturity date and reduce the return of the security.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance (for the periods prior to the date Class J began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996.

19

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (25/75) are 25% S&P 500 Index and 75% Barclays Capital Aggregate Bond Index.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	10.65%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-7.00%

Average Annual Total Returns

For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class J Return Before Taxes	1.89%	4.19%	4.88%
Class J Return After Taxes on Distributions	0.81%	2.78%	3.51%
Class J Return After Taxes on Distribution and Sale of Fund Shares	1.38%	2.84%	3.44%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%
Capital Benchmark (25/75) (reflects no deduction for fees, expenses, or taxes)	6.64%	5.13%	5.33%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Edge Asset Management, Inc.

•	Charles D. Averill (since 2010), Portfolio Manager
•	Jill R. Cuniff (since 2010), President and Portfolio Manager
•	Todd A. Jablonski (since 2010), Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 145 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 145 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 145 of the Prospectus.
20

Strategic Asset Management (“SAM”) Strategic Growth Portfolio

Objective:	The Portfolio seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class J
Management Fees	0.34%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses(1)	0.13%
Acquired Fund Fees and Expenses	0.73%
Total Annual Fund Operating Expenses	1.65%
Fee Waiver(2)	0.20%
Total Annual Fund Operating Expenses After Fee Waiver	1.45%
(1)	Expense information has been restated to reflect current fees. Certain Other Expenses of the Fund have increased effective November 1, 2011.
(2)	Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2013. The limit will maintain the level of Distribution fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$248	$498	$875	$1,935

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$148	$498	$875	$1,935

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 37.7% of the average value of its portfolio.

21

Principal Investment Strategies

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:

•	Generally invests between 0% and 25% of its assets in fixed-income funds, and less than 25% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as mortgage-backed securities, government and government-sponsored securities, corporate bonds and preferred securities)
•	Generally invests between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund (equity funds that generally invest in US and international (including emerging markets) equity securities) and
•	Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer enhanced diversification beyond traditional equity securities and fixed-income securities)

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks

The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.

The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

22

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company’s capital structure and therefore can be subject to greater credit and liquidation risk. An issuer of preferred securities could redeem the security prior to the stated maturity date and reduce the return of the security.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance (for the periods prior to the date Class J began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996.

23

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	16.26%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.28%

Average Annual Total Returns

For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class J Return Before Taxes	-3.27%	-0.65%	3.11%
Class J Return After Taxes on Distributions	-3.40%	-1.31%	2.72%
Class J Return After Taxes on Distribution and Sale of Fund Shares	-1.95%	-0.62%	2.65%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Edge Asset Management, Inc.

•	Charles D. Averill (since 2010), Portfolio Manager
•	Jill R. Cuniff (since 2010), President and Portfolio Manager
•	Todd A. Jablonski (since 2010), Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 145 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 145 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 145 of the Prospectus.
24

Principal LifeTime Strategic Income Fund

Objective:	The Fund seeks current income, and as a secondary objective, capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class J
Management Fees	0.03%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses(1)	0.11%
Acquired Fund Fees and Expenses	0.58%
Total Annual Fund Operating Expenses	1.17%
Fee Waiver(2)	0.20%
Total Annual Fund Operating Expenses After Fee Waiver	0.97%
(1)	Expense information has been restated to reflect current fees. Certain Other Expenses of the Fund have increased effective November 1, 2011.
(2)	Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2013. The limit will maintain the level of Distribution fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$199	$348	$621	$1,400

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$99	$348	$621	$1,400

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 19.8% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors primarily seeking current income and secondarily capital appreciation. The Fund's asset allocation is designed for investors who are approximately 15

25

years beyond the normal retirement age of 65. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

26

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

27

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class J shares were first sold on June 15, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on March 1, 2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2011, the weightings for the Principal LifeTime Strategic Income Blended Index were 19.0% Russell 3000® Index, 6.0% MSCI-EAFE Index NDTR D, and 75.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2012, the weightings for the Principal LifeTime Strategic Income Blended Index will be 19.40% Russell 3000® Index, 5.60% MSCI-EAFE Index NDTR D, and 75.00% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	9.68%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-11.32%

28

Average Annual Total Returns

For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class J Return Before Taxes	2.17%	1.05%	3.76%
Class J Return After Taxes on Distributions	1.32%	-0.20%	2.77%
Class J Return After Taxes on Distribution and Sale of Fund Shares	1.47%	0.21%	2.71%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	-0.01%	3.51%
MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	-12.14%	-4.72%	4.67%
Principal LifeTime Strategic Income Blended Index (reflects no deduction for fees, expenses, or taxes)	5.97%	5.00%	5.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Managers:

Principal Management Corporation

•	James W. Fennessey (since 2007), Vice President
•	Jeffrey R. Tyler (since 2011), Vice President
•	Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
•	Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 145 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 145 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 145 of the Prospectus.
29

Principal LifeTime 2010 Fund

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class J
Management Fees	0.03%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses(1)	0.06%
Acquired Fund Fees and Expenses	0.65%
Total Annual Fund Operating Expenses	1.19%
Fee Waiver(2)	0.20%
Total Annual Fund Operating Expenses After Fee Waiver	0.99%
(1)	Expense information has been restated to reflect current fees. Certain Other Expenses of the Fund have increased effective November 1, 2011.
(2)	Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2013. The limit will maintain the level of Distribution fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$201	$355	$632	$1,422

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$101	$355	$632	$1,422

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 16.4% of the average value of its portfolio.

30

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

31

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

32

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class J shares were first sold on June 15, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on March 1, 2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2011, the weightings for the Principal LifeTime 2010 Blended Index were 38.8% Russell 3000® Index, 13.7% MSCI-EAFE Index NDTR D, and 47.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2012, the weightings for the Principal LifeTime 2010 Blended Index will be 32.40% Russell 3000® Index, 11.60% MSCI-EAFE Index NDTR D, and 56.00% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

33

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	13.95%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-16.40%

Average Annual Total Returns

For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class J Return Before Taxes	-0.19%	0.34%	3.94%
Class J Return After Taxes on Distributions	-0.86%	-0.66%	3.13%
Class J Return After Taxes on Distribution and Sale of Fund Shares	-0.02%	-0.19%	3.01%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	-0.01%	3.51%
MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	-12.14%	-4.72%	4.67%
Principal LifeTime 2010 Blended Index (reflects no deduction for fees, expenses, or taxes)	4.50%	2.88%	4.66%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Managers:

Principal Management Corporation

•	James W. Fennessey (since 2007), Vice President
•	Jeffrey R. Tyler (since 2011), Vice President
•	Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
•	Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 145 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 145 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 145 of the Prospectus.
34

Principal LifeTime 2020 Fund

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class J
Management Fees	0.03%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses(1)	0.07%
Acquired Fund Fees and Expenses	0.70%
Total Annual Fund Operating Expenses	1.25%
Fee Waiver(2)	0.20%
Total Annual Fund Operating Expenses After Fee Waiver	1.05%
(1)	Expense information has been restated to reflect current fees. Certain Other Expenses of the Fund have increased effective November 1, 2011.
(2)	Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2013. The limit will maintain the level of Distribution fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$207	$373	$664	$1,491

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$107	$373	$664	$1,491

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 8.8% of the average value of its portfolio.

35

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

36

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

37

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class J shares were first sold on June 15, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on March 1, 2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2011, the weightings for the Principal LifeTime 2020 Blended Index were 49.0% Russell 3000® Index, 18.5% MSCI-EAFE Index NDTR D, and 32.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2012, the weightings for the Principal LifeTime 2020 Blended Index will be 47.45% Russell 3000® Index, 17.55% MSCI-EAFE Index NDTR D, and 35.00% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

38

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	15.88%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-18.47%

Average Annual Total Returns

For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class J Return Before Taxes	-2.43%	-0.26%	4.05%
Class J Return After Taxes on Distributions	-2.97%	-1.12%	3.32%
Class J Return After Taxes on Distribution and Sale of Fund Shares	-1.43%	-0.59%	3.18%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	-0.01%	3.51%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	-12.14%	-4.72%	4.67%
Principal LifeTime 2020 Blended Index (reflects no deduction for fees, expenses, or taxes)	0.63%	1.31%	4.24%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Managers:

Principal Management Corporation

•	James W. Fennessey (since 2007), Vice President
•	Jeffrey R. Tyler (since 2011), Vice President
•	Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
•	Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 145 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 145 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 145 of the Prospectus.
39

Principal LifeTime 2030 Fund

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class J
Management Fees	0.03%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses(1)	0.09%
Acquired Fund Fees and Expenses	0.72%
Total Annual Fund Operating Expenses	1.29%
Fee Waiver(2)	0.20%
Total Annual Fund Operating Expenses After Fee Waiver	1.09%
(1)	Expense information has been restated to reflect current fees. Certain Other Expenses of the Fund have increased effective November 1, 2011.
(2)	Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2013. The limit will maintain the level of Distribution fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$211	$386	$685	$1,536

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$111	$386	$685	$1,536

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 10.7% of the average value of its portfolio.

40

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

41

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

42

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class J shares were first sold on June 15, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on March 1, 2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2011, the weightings for the Principal LifeTime 2030 Blended Index were 55.8% Russell 3000® Index, 21.7% MSCI-EAFE Index NDTR D, and 22.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2012, the weightings for the Principal LifeTime 2030 Blended Index will be 56.25% Russell 3000® Index, 21.00% MSCI-EAFE Index NDTR D, and 22.75% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

43

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	16.87%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-20.14%

Average Annual Total Returns

For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class J Return Before Taxes	-3.47%	-0.75%	3.76%
Class J Return After Taxes on Distributions	-3.91%	-1.50%	3.13%
Class J Return After Taxes on Distribution and Sale of Fund Shares	-2.04%	-0.93%	3.00%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	-0.01%	3.51%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	-12.14%	-4.72%	4.67%
Principal LifeTime 2030 Blended Index (reflects no deduction for fees, expenses, or taxes)	-0.25%	0.54%	3.99%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Managers:

Principal Management Corporation

•	James W. Fennessey (since 2007), Vice President
•	Jeffrey R. Tyler (since 2011), Vice President
•	Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
•	Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 145 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 145 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 145 of the Prospectus.
44

Principal LifeTime 2040 Fund

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class J
Management Fees	0.03%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses(1)	0.14%
Acquired Fund Fees and Expenses	0.74%
Total Annual Fund Operating Expenses	1.36%
Fee Waiver(2)	0.20%
Total Annual Fund Operating Expenses After Fee Waiver	1.16%
(1)	Expense information has been restated to reflect current fees. Certain Other Expenses of the Fund have increased effective November 1, 2011.
(2)	Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2013. The limit will maintain the level of Distribution fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$218	$408	$722	$1,615

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$118	$408	$722	$1,615

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 12.6% of the average value of its portfolio.

45

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

46

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

47

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class J shares were first sold on June 15, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on March 1, 2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2011, the weightings for the Principal LifeTime 2040 Blended Index were 60.6% Russell 3000® Index, 24.4% MSCI-EAFE Index NDTR D, and 15.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2012, the weightings for the Principal LifeTime 2040 Blended Index will be 62.80% Russell 3000® Index, 25.00% MSCI-EAFE Index NDTR D, and 12.20% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

48

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	17.35%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-21.38%

Average Annual Total Returns

For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class J Return Before Taxes	-4.65%	-1.33%	3.27%
Class J Return After Taxes on Distributions	-5.00%	-1.99%	2.74%
Class J Return After Taxes on Distribution and Sale of Fund Shares	-2.79%	-1.36%	2.63%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	-0.01%	3.51%
MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	-12.14%	-4.72%	4.67%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
Principal LifeTime 2040 Blended Index (reflects no deduction for fees, expenses, or taxes)	-1.22%	-0.11%	3.80%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Managers:

Principal Management Corporation

•	James W. Fennessey (since 2007), Vice President
•	Jeffrey R. Tyler (since 2011), Vice President
•	Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
•	Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 145 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 145 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 145 of the Prospectus.
49

Principal LifeTime 2050 Fund

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class J
Management Fees	0.03%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses(1)	0.28%
Acquired Fund Fees and Expenses	0.75%
Total Annual Fund Operating Expenses	1.51%
Fee Waiver(2)	0.20%
Total Annual Fund Operating Expenses After Fee Waiver	1.31%
(1)	Expense information has been restated to reflect current fees. Certain Other Expenses of the Fund have increased effective November 1, 2011.
(2)	Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2013. The limit will maintain the level of Distribution fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$233	$454	$802	$1,782

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$133	$454	$802	$1,782

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 15.5% of the average value of its portfolio.

50

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.

Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

51

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

52

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class J shares were first sold on June 15, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on March 1, 2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2011, the weightings for the Principal LifeTime 2050 Blended Index were 64.2% Russell 3000® Index, 25.8% MSCI-EAFE Index NDTR D, and 10.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2012, the weightings for the Principal LifeTime 2050 Blended Index will be 65.90% Russell 3000® Index, 27.60% MSCI-EAFE Index NDTR D, and 6.50% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

53

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	17.49%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.19%

Average Annual Total Returns

For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class J Return Before Taxes	-5.43%	-1.77%	2.87%
Class J Return After Taxes on Distributions	-5.75%	-2.37%	2.39%
Class J Return After Taxes on Distribution and Sale of Fund Shares	-3.34%	-1.68%	2.32%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	-0.01%	3.51%
MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	-12.14%	-4.72%	4.67%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
Principal LifeTime 2050 Blended Index (reflects no deduction for fees, expenses, or taxes)	-2.14%	-0.51%	3.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Managers:

Principal Management Corporation

•	James W. Fennessey (since 2007), Vice President
•	Jeffrey R. Tyler (since 2011), Vice President
•	Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
•	Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 145 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 145 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 145 of the Prospectus.
54

LargeCap Blend Fund II

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class J
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses(1)	0.16%
Total Annual Fund Operating Expenses	1.35%
Fee Waiver(2) (3)	0.22%
Total Annual Fund Operating Expenses after Fee Waiver	1.13%
(1)	Expense information has been restated to reflect current fees. Certain Other Expenses of the Fund have increased effective November 1, 2011.
(2)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2013. The fee waiver will reduce the Fund's Management Fees by 0.018% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.
(3)	Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2013. The limit will maintain the level of Distribution fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$215	$402	$715	$1,601

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$115	$402	$715	$1,601

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43.7% of the average value of its portfolio.

55

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index (as of December 31, 2011, this range was between approximately $1.5 billion and $401.25 billion)) at the time of purchase. The Fund will also invest in securities of foreign issuers.

Employing a "blend" strategy, the Fund's assets are invested in equity securities with both growth and/or value characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an actively managed portfolio of equity securities, but who prefer investing in larger, established companies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

56

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	16.64%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.04%

Average Annual Total Returns

For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class J Return Before Taxes	-1.95%	-0.91%	2.47%
Class J Return After Taxes on Distributions	-2.08%	-1.34%	1.96%
Class J Return After Taxes on Distribution and Sale of Fund Shares	-1.10%	-0.82%	2.05%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

57

Management

Investment Advisor and Portfolio Manager:

Principal Management Corporation

•	Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):

ClearBridge Advisors, LLC

•	Scott Glasser (since 2009), Senior Portfolio Manager and Managing Director
•	Michael Kagan (since 2009), Senior Portfolio Manager and Managing Director

T. Rowe Price Associates, Inc.

•	Anna M. Dopkin (since 2007), Vice President
•	Ann M. Holcomb (since 2009), Vice President

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 145 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 145 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 145 of the Prospectus.
58

LargeCap Growth Fund

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class J
Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses(1)	0.23%
Total Annual Fund Operating Expenses	1.31%
Fee Waiver(2)	0.20%
Total Annual Fund Operating Expenses After Fee Waiver	1.11%
(1)	Expense information has been restated to reflect current fees. Certain Other Expenses of the Fund have increased effective November 1, 2011.
(2)	Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2013. The limit will maintain the level of Distribution fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$213	$392	$696	$1,559

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$113	$392	$696	$1,559

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64.8% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Growth Index (as of December 31, 2011, this range was between approximately $578 million and $401.25 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

59

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	15.54%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-26.04%

60

Average Annual Total Returns

For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class J Return Before Taxes	-5.78%	-0.39%	1.18%
Class J Return After Taxes on Distributions	-5.78%	-0.44%	1.11%
Class J Return After Taxes on Distribution and Sale of Fund Shares	-3.75%	-0.32%	1.01%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	2.64%	2.50%	2.60%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Columbus Circle Investors

•	Thomas J. Bisighini (since 2009), Managing Director/Co-Portfolio Manager
•	Anthony Rizza (since 2005), Senior Managing Director/Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 145 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 145 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 145 of the Prospectus.
61

LargeCap Growth Fund I

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class J
Management Fees	0.62%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses(1)	0.27%
Total Annual Fund Operating Expenses	1.34%
Fee Waiver(2) (3)	0.22%
Total Annual Fund Operating Expenses After Fee Waiver	1.12%
(1)	Expense information has been restated to reflect current fees. Certain Other Expenses of the Fund have increased effective November 1, 2011.
(2)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2013. The fee waiver will reduce the Fund's Management Fees by 0.016% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.
(3)	Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2013. The limit will maintain the level of Distribution fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$214	$399	$709	$1,590

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$114	$399	$709	$1,590

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52.0% of the average value of its portfolio.

62

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with large market capitalizations (those with market capitalization ranges similar to the companies in the Russell 1000® Growth Index (as of December 31, 2011, this range was between approximately $578 million and $401.25 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund may also invest in securities of foreign companies.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on December 6, 2000.

63

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	19.53%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.81%

Average Annual Total Returns

For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class J Return Before Taxes	-1.81%	2.52%	1.91%
Class J Return After Taxes on Distributions	-2.43%	2.23%	1.60%
Class J Return After Taxes on Distribution and Sale of Fund Shares	-0.39%	2.13%	1.59%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	2.64%	2.50%	2.60%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Manager:

Principal Management Corporation

•	Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):

Brown Advisory, LLC

•	Kenneth M. Stuzin (since 2009), Partner and U.S. Large-Cap Growth Equity Portfolio Manager

T. Rowe Price Associates, Inc.

•	Robert W. Sharps, (since 2004), Vice President

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 145 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 145 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 145 of the Prospectus.
64

LargeCap Growth Fund II

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class J
Management Fees(1)	0.88%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses(2)	0.24%
Total Annual Fund Operating Expenses	1.57%
Fee Waiver(3) (4)	0.21%
Total Annual Fund Operating Expenses After Fee Waiver	1.36%

(1)	Management Fees have been restated to reflect current fees. Effective November 1, 2011, management fees were reduced.
(2)	Expense information has been restated to reflect current fees. Certain Other Expenses of the Fund have increased effective November 1, 2011.
(3)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2013. The fee waiver will reduce the Fund's Management Fees by 0.014% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.
(4)	Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2013. The limit will maintain the level of Distribution fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$238	$472	$832	$1,847

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$138	$472	$832	$1,847

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73.7% of the average value of its portfolio.

65

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Growth Index (as of December 31, 2011, the range was between approximately $578 million and $401.25 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on December 6, 2000.

66

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	15.64%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.95%

Average Annual Total Returns

For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class J Return Before Taxes	-0.44%	1.82%	1.92%
Class J Return After Taxes on Distributions	-1.88%	1.01%	1.25%
Class J Return After Taxes on Distribution and Sale of Fund Shares	1.54%	1.38%	1.47%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	2.64%	2.50%	2.60%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Manager:

Principal Management Corporation

•	Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):

American Century Investment Management, Inc.

•	Prescott LeGard (since 2000), Vice President and Portfolio Manager
•	Gregory J. Woodhams (since 2000), Chief Investment Officer, U.S. Growth Equity - Large Cap, Senior Vice President and Senior Portfolio Manager

Montag & Caldwell, LLC

•	Ronald E. Canakaris (since 2009), Chairman and CIO
•	Charles E. Markwalter (since 2009), Vice President
•	Grover C. Maxwell III (since 2009), Executive Vice President
For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 145 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 145 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 145 of the Prospectus.
67

LargeCap S&P 500 Index Fund

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class J
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses(1)	0.14%
Total Annual Fund Operating Expenses	0.74%
Fee Waiver(2)	0.20%
Total Annual Fund Operating Expenses After Fee Waiver	0.54%
(1)	Expense information has been restated to reflect current fees. Certain Other Expenses of the Fund have increased effective November 1, 2011.
(2)	Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2013. The limit will maintain the level of Distribution fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$155	$213	$388	$896

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$55	$213	$388	$896

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4.3% of the average value of its portfolio.

68

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that compose the S&P 500 Index at the time of purchase. The Index is designed to represent U.S equities with risk/return characteristics of the large cap universe. As of December 31, 2011, the market capitalization range of the Index was between approximately $1.5 billion and $401.25 billion. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. The Fund may utilize derivative strategies. Specifically, the Fund invests in index futures and options on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Note:	“Standard & Poor's 500" and "S&P 500®" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The R-3 Class shares were first sold on December 6, 2000.

69

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	15.73%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.11%

Average Annual Total Returns

For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class J Return Before Taxes	0.58%	-0.91%	2.04%
Class J Return After Taxes on Distributions	0.34%	-1.16%	1.74%
Class J Return After Taxes on Distribution and Sale of Fund Shares	0.69%	-0.79%	1.72%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	Thomas L. Kruchten (since 2011), Research Analyst and Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 145 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 145 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 145 of the Prospectus.
70

LargeCap Value Fund

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class J
Management Fees	0.43%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses(1)	0.28%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.17%
Fee Waiver(2)	0.20%
Total Annual Fund Operating Expenses After Fee Waiver	0.97%
(1)	Expense information has been restated to reflect current fees. Certain Other Expenses of the Fund have increased effective November 1, 2011.
(2)	Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2013. The limit will maintain the level of Distribution fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$199	$348	$621	$1,400

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$99	$348	$621	$1,400

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 130.9% of the average value of its portfolio.

71

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Value Index, which as of December 31, 2011 ranged between approximately $362 million and $401.25 billion) at the time of purchase. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund may actively trade portfolio securities.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The R-3 Class shares were first sold on December 6, 2000.

72

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	15.71%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-21.97%

Average Annual Total Returns

For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class J Return Before Taxes	-0.06%	-3.36%	2.41%
Class J Return After Taxes on Distributions	-0.20%	-3.82%	1.94%
Class J Return After Taxes on Distribution and Sale of Fund Shares	0.15%	-2.84%	2.06%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	0.39%	-2.64%	3.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	Arild Holm (since 2007), Portfolio Manager
•	Jeffrey A. Schwarte (since 2010), Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 145 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 145 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 145 of the Prospectus.
73

LargeCap Value Fund III

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class J
Management Fees	0.78%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses(1)	0.22%
Total Annual Fund Operating Expenses	1.45%
Fee Waiver(2) (3)	0.21%
Total Annual Fund Operating Expenses After Fee Waiver	1.24%
(1)	Expense information has been restated to reflect current fees. Certain Other Expenses of the Fund have increased effective November 1, 2011.
(2)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2013. The fee waiver will reduce the Fund's Management Fees by 0.012% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.
(3)	Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2013. The limit will maintain the level of Distribution fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$226	$435	$769	$1,714

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$126	$435	$769	$1,714

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70.9% of the average value of its portfolio.

74

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in companies with large market capitalizations similar to companies in the Russell 1000® Value Index (approximately $362 million to $401.25 billion as of December 31, 2011) at the time of purchase. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on December 6, 2000.

75

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	15.83%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-21.68%

Average Annual Total Returns

For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class J Return Before Taxes	-4.42%	-6.30%	1.04%
Class J Return After Taxes on Distributions	-4.62%	-6.67%	0.65%
Class J Return After Taxes on Distribution and Sale of Fund Shares	-2.62%	-5.20%	0.95%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	0.39%	-2.64%	3.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Manager:

Principal Management Corporation

•	Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):

Barrow, Hanley, Mewhinney & Strauss, LLC.

•	James P. Barrow (since 2011), Executive Director and Portfolio Manager
•	Robert J. Chambers (since 2011), Managing Director and Portfolio Manager
•	Timothy J. Culler (since 2011), Managing Director and Portfolio Manager
•	Mark Giambrone (since 2011), Managing Director and Portfolio Manager
•	Ray Nixon Jr. (since 2011), Executive Director and Portfolio Manager

Westwood Management Corp.

•	Lisa Dong (since 2010), Vice President and Research Analyst
•	Mark R. Freeman (since 2008), Senior Vice President and Portfolio Manager
•	Scott D. Lawson (since 2008), Vice President and Senior Research Analyst
•	Jay K. Singhania (since 2008), Vice President and Research Analyst

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 145 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 145 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 145 of the Prospectus.
76

Real Estate Securities Fund

Objective:	The Fund seeks to generate a total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class J
Management Fees	0.83%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses(1)	0.23%
Total Annual Fund Operating Expenses	1.51%
Fee Waiver(2)	0.20%
Total Annual Fund Operating Expenses After Fee Waiver	1.31%
(1)	Expense information has been restated to reflect current fees. Certain Other Expenses of the Fund have increased effective November 1, 2011.
(2)	Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2013. The limit will maintain the level of Distribution fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$233	$454	$802	$1,782

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$133	$454	$802	$1,782

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29.3% of the average value of its portfolio.

77

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry. For this Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Fund will invest in equity securities of small, medium, and large capitalization companies.

REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code.

The Fund will concentrate its investments (invest more than 25% of its net assets) in securities in the real estate industry.

The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

Principal Risks

The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries (e.g., energy, real estate, technology, financial services) has greater exposure than other funds to market, economic and other factors affecting that industry.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

78

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	33.02%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-33.92%

Average Annual Total Returns

For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class J Return Before Taxes	7.74%	-1.13%	11.08%
Class J Return After Taxes on Distributions	7.57%	-2.42%	9.75%
Class J Return After Taxes on Distribution and Sale of Fund Shares	5.03%	-1.35%	9.40%
MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)	8.69%	-1.51%	10.16%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Real Estate Investors, LLC

•	Matt Richmond (since 2010), Portfolio Manager
•	Kelly D. Rush (since 2000), Portfolio Manager
79

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 145 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 145 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 145 of the Prospectus.
80

MidCap Blend Fund

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class J
Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses(1)	0.20%
Total Annual Fund Operating Expenses	1.28%
Fee Waiver(2)	0.20%
Total Annual Fund Operating Expenses After Fee Waiver	1.08%
(1)	Expense information has been restated to reflect current fees. Certain Other Expenses of the Fund have increased effective November 1, 2011.
(2)	Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2013. The limit will maintain the level of Distribution fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$210	$383	$680	$1,525

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$110	$383	$680	$1,525

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.2% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Index (as of December 31, 2011, this range was between approximately $29.19 million and $20.47 billion) at the time of purchase.

81

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The R-3 Class shares were first sold on December 6, 2000.

82

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	17.67%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-23.95%

Average Annual Total Returns

For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class J Return Before Taxes	6.60%	4.62%	7.86%
Class J Return After Taxes on Distributions	5.52%	3.74%	7.04%
Class J Return After Taxes on Distribution and Sale of Fund Shares	5.49%	3.82%	6.77%
Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)	-1.55%	1.41%	6.99%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	K. William Nolin (since 2000), Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 145 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 145 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 145 of the Prospectus.

83

MidCap Growth Fund

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class J
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses(1)	0.29%
Total Annual Fund Operating Expenses	1.39%
Fee Waiver(2)	0.20%
Total Annual Fund Operating Expenses After Fee Waiver	1.19%
(1)	Expense information has been restated to reflect current fees. Certain Other Expenses of the Fund have increased effective November 1, 2011.
(2)	Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2013. The limit will maintain the level of Distribution fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$221	$417	$738	$1,648

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$121	$417	$738	$1,648

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 155.1% of the average value of its portfolio.

84

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Growth Index (as of December 31, 2011, this range was between approximately $578 million and $20.47 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund may actively trade portfolio securities and invest its assets in the securities of foreign issuers.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The R-3 Class shares were first sold on December 6, 2000.

85

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q4 ‘10	17.34%
Lowest return for a quarter during the period of the bar chart above:	Q2 ‘02	-28.52%

Average Annual Total Returns

For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class J Return Before Taxes	-7.89%	2.40%	0.81%
Class J Return After Taxes on Distributions	-10.30%	1.63%	0.43%
Class J Return After Taxes on Distribution and Sale of Fund Shares	-3.14%	1.94%	0.64%
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	-1.65%	2.44%	5.29%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Columbus Circle Investors

•	Clifford G. Fox (since 2005), Senior Managing Director/Portfolio Manager
•	Michael Iacono (since 2008), Managing Director/Co-Portfolio Manager
•	Katerina Wasserman (since 2010), Senior Vice President, Co-Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 145 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 145 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 145 of the Prospectus.
86

MidCap Growth Fund III

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class J
Management Fees	0.96%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses(1)	0.24%
Total Annual Fund Operating Expenses	1.65%
Fee Waiver(2) (3)	0.22%
Total Annual Fund Operating Expenses After Fee Waiver	1.43%
(1)	Expense information has been restated to reflect current fees. Certain Other Expenses of the Fund have increased effective November 1, 2011.
(2)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2013. The fee waiver will reduce the Fund's Management Fees by 0.022% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.
(3)	Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2013. The limit will maintain the level of Distribution fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$246	$495	$873	$1,933

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$146	$495	$873	$1,933

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 107.8% of the average value of its portfolio.

87

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Growth Index (as of December 31, 2011, this range was between approximately $578 million and $20.47 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund may actively trade portfolio securities.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The R-3 Class shares were first sold on December 6, 2000.

88

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	20.33%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-28.76%

Average Annual Total Returns

For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class J Return Before Taxes	-5.76%	1.95%	3.63%
Class J Return After Taxes on Distributions	-5.76%	1.74%	3.47%
Class J Return After Taxes on Distribution and Sale of Fund Shares	-3.74%	1.69%	3.16%
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	-1.65%	2.44%	5.29%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Manager:

Principal Management Corporation

•	Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):

Jacobs Levy Equity Management, Inc.

•	Bruce I. Jacobs (since 2008), President, Co-Chief Investment Officer
•	Kenneth N. Levy (since 2008), Vice President, Co-Chief Investment Officer

Turner Investments, L.P.

•	Christopher K. McHugh (since 2000), Vice Chairman/Senior Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 145 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 145 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 145 of the Prospectus.
89

MidCap S&P 400 Index Fund

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class J
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses(1)	0.23%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.84%
Fee Waiver(2)	0.20%
Total Annual Fund Operating Expenses After Fee Waiver	0.64%
(1)	Expense information has been restated to reflect current fees. Certain Other Expenses of the Fund have increased effective November 1, 2011.
(2)	Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2013. The limit will maintain the level of Distribution fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$165	$245	$443	$1,015

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$65	$245	$443	$1,015

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15.8% of the average value of its portfolio.

90

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index at the time of purchase. The Index is designed to represent U.S equities with risk/return characteristics of the mid cap universe. As of December 31, 2011, the market capitalization range of the Index was between approximately $445 million and $8.05 billion. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. The Fund invests in index futures and options and exchange-traded funds ("ETFs") on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Note:	“Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

91

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	19.64%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-25.79%

Average Annual Total Returns

For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class J Return Before Taxes	-3.31%	2.49%	5.93%
Class J Return After Taxes on Distributions	-4.01%	1.79%	5.35%
Class J Return After Taxes on Distribution and Sale of Fund Shares	-1.30%	1.99%	5.07%
S&P 400 Midcap Stock Index (reflects no deduction for fees, expenses, or taxes)	-1.73%	3.32%	7.04%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	Thomas L. Kruchten (since 2011), Research Analyst and Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 145 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 145 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 145 of the Prospectus.
92

MidCap Value Fund I

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class J
Management Fees	0.98%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses(1)	0.25%
Total Annual Fund Operating Expenses	1.68%
Fee Waiver(2) (3)	0.22%
Total Annual Fund Operating Expenses After Fee Waiver	1.46%
(1)	Expense information has been restated to reflect current fees. Certain Other Expenses of the Fund have increased effective November 1, 2011.
(2)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2013. The fee waiver will reduce the Fund's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.
(3)	Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2013. The limit will maintain the level of Distribution fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$249	$504	$888	$1,966

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$149	$504	$888	$1,966

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80.3% of the average value of its portfolio.

93

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of equity securities of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap® Value Index (as of December 31, 2011, the range was between approximately $29.19 million and $20.47 billion)) at the time of purchase. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund will also invest in real estate investment trusts.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class J shares were first sold on March 2, 2009. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on December 29, 2003.

94

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	22.22%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-23.86%

Average Annual Total Returns

For the periods ended December 31, 2011	1 Year	5 Years	Life of Fund
Class J Return Before Taxes	-5.37%	0.37%	6.34%
Class J Return After Taxes on Distributions	-5.38%	-0.16%	5.57%
Class J Return After Taxes on Distribution and Sale of Fund Shares	-3.46%	0.21%	5.32%
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	-1.38%	0.04%	6.70%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Manager:

Principal Management Corporation

•	Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):

Goldman Sachs Asset Management, L.P.

•	Dolores Bamford (since 2003), Managing Director
•	Andrew Braun (since 2003), Managing Director, Co-CIO
•	Sean Gallagher (since 2003), Managing Director, Co-CIO

Los Angeles Capital Management and Equity Research, Inc.

•	Daniel E. Allen (since 2011), Director of Global Equities
•	Hal W. Reynolds (since 2005), Chief Investment Officer
•	Thomas D. Stevens (since 2005), Chairman and President

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 145 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 145 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 145 of the Prospectus.
95

MidCap Value Fund III

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class J
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses(1)	0.21%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.33%
Fee Waiver(2) (3)	0.21%
Total Annual Fund Operating Expenses After Fee Waiver	1.12%
(1)	Expense information has been restated to reflect current fees. Certain Other Expenses of the Fund have increased effective November 1, 2011.
(2)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2013. The fee waiver will reduce the Fund's Management Fees by 0.014% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.
(3)	Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2013. The limit will maintain the level of Distribution fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$214	$397	$705	$1,580

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$114	$397	$705	$1,580

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 86.4% of the average value of its portfolio.

96

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Value Index (as of December 31, 2011, this range was between approximately $29.19 million and $20.47 billion)) at the time of purchase. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund may invest in real estate investment trusts.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The R-3 Class shares were first sold on December 6, 2000.

97

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	19.08%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.57%

Average Annual Total Returns

For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class J Return Before Taxes	0.93%	-0.11%	5.56%
Class J Return After Taxes on Distributions	0.79%	-0.57%	4.66%
Class J Return After Taxes on Distribution and Sale of Fund Shares	0.79%	-0.16%	4.56%
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	-1.38%	0.04%	7.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Manager:

Principal Management Corporation

•	Mariateresa Monaco (since 2010), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):

Barrow, Hanley, Mewhinney & Strauss, LLC

•	James P. Barrow (since 2005), Portfolio Manager, Executive Director
•	Mark Giambrone (since 2005), Portfolio Manager, Managing Director

Principal Global Investors, LLC

•	Joel Fortney (since 2011), Portfolio Manager
•	Jeffrey A. Schwarte (since 2005), Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 145 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 145 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 145 of the Prospectus.
98

SmallCap Blend Fund

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class J
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses(1)	0.22%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.44%
Fee Waiver(2)	0.20%
Total Annual Fund Operating Expenses After Fee Waiver	1.24%
(1)	Expense information has been restated to reflect current fees. Certain Other Expenses of the Fund have increased effective November 1, 2011.
(2)	Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2013. The limit will maintain the level of Distribution fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$226	$433	$765	$1,704

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$126	$433	$765	$1,704

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76.1% of the average value of its portfolio.

99

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Index (as of December 31, 2011, this range was between approximately $4.5 million and $3.7 billion)) at the time of purchase.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The R-3 Class shares were first sold on December 6, 2000.

100

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	19.68%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-26.27%

Average Annual Total Returns

For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class J Return Before Taxes	-3.01%	-1.22%	4.56%
Class J Return After Taxes on Distributions	-3.01%	-1.57%	4.06%
Class J Return After Taxes on Distribution and Sale of Fund Shares	-1.96%	-1.09%	3.93%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	-4.18%	0.15%	5.62%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	Phil Nordhus (since 2006), Portfolio Manager
•	Brian Pattinson (since 2011), Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 145 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 145 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 145 of the Prospectus.

101

SmallCap Growth Fund I

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class J
Management Fees	1.08%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses(1)	0.35%
Total Annual Fund Operating Expenses	1.88%
Fee Waiver(2) (3)	0.22%
Total Annual Fund Operating Expenses After Fee Waiver	1.66%
(1)	Expense information has been restated to reflect current fees. Certain Other Expenses of the Fund have increased effective November 1, 2011.
(2)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2013. The fee waiver will reduce the Fund's Management Fees by 0.022% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.
(3)	Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2013. The limit will maintain the level of Distribution fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$269	$566	$992	$2,180

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$169	$566	$992	$2,180

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 90.3% of the average value of its portfolio.

102

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of: 1) $4.0 billion or 2) the highest market capitalization of the companies in the Russell 2000® Growth Index (as of December 31, 2011, the range was between approximately $4.5 million and $3.7 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on December 6, 2000.

103

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2‘03	20.00%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-29.28%

Average Annual Total Returns

For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class J Return Before Taxes	-1.06%	3.23%	2.72%
Class J Return After Taxes on Distributions	-2.01%	2.67%	2.37%
Class J Return After Taxes on Distribution and Sale of Fund Shares	0.51%	2.65%	2.28%
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	-2.91%	2.09%	4.48%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Manager:

Principal Management Corporation

•	Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):

AllianceBernstein L.P.

•	Bruce K. Aronow (since 2003), US Small/SMID Cap Growth Team Leader and Portfolio Analyst/Manager
•	N. Kumar Kirpalani (since 2003), Portfolio analyst/Manager--US Small/SMID Cap Growth
•	Samantha S. Lau (since 2003), Portfolio Analyst/Manager--US Small/SMID Cap Growth
•	Wen-Tse Tseng (since 2008), Portfolio Analyst/Manager--US Small/SMID Cap Growth

Brown Advisory, LLC

•	Christopher A. Berrier (since 2010), Partner and Co-Portfolio Manager, US Small-Cap Growth
•	Timothy W. Hathaway (since 2010), Partner and Co-Portfolio Manager, US Small-Cap Growth

Columbus Circle Investors

•	Clifford G. Fox (since 2009), Senior Managing Director/Portfolio Manager
•	Katerina Wasserman (since 2010), Senior Vice President, Co-Portfolio Manager
104

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 145 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 145 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 145 of the Prospectus.
105

SmallCap Growth Fund II

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class J
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses(1)	0.44%
Total Annual Fund Operating Expenses	1.89%
Fee Waiver and Expense Reimbursement(2) (3) (4)	0.31%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	1.58%
(1)	Expense information has been restated to reflect current fees. Certain Other Expenses of the Fund have increased effective November 1, 2011.
(2)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2013. The fee waiver will reduce the Fund's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.
(3)	Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2013. The limit will maintain the level of Distribution fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
(4)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class J shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.58%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$261	$559	$988	$2,182

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$161	$559	$988	$2,182

106

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77.0% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000® Growth Index (as of December 31, 2011, this range was between approximately $4.5 million and $3.7 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on December 6, 2000.

107

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	20.59%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-29.97%

Average Annual Total Returns

For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class J Return Before Taxes	-5.81%	-0.99%	2.52%
Class J Return After Taxes on Distributions	-5.81%	-1.22%	2.14%
Class J Return After Taxes on Distribution and Sale of Fund Shares	-3.77%	-0.86%	2.16%
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	-2.91%	2.09%	4.48%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Manager:

Principal Management Corporation

•	Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):

Emerald Advisers, Inc.

•	Joseph W. Garner (since 2005), Portfolio Manager and Director of Research
•	Kenneth G. Mertz II (since 1992), Portfolio Manager, Chief Investment Officer, and President
•	Stacey L. Sears (since 2002), Portfolio Manager and Senior Vice President

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 145 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 145 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 145 of the Prospectus.
108

SmallCap S&P 600 Index Fund

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class J
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses(1)	0.25%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.87%
Fee Waiver(2)	0.20%
Total Annual Fund Operating Expenses After Fee Waiver	0.67%
(1)	Expense information has been restated to reflect current fees. Certain Other Expenses of the Fund have increased effective November 1, 2011.
(2)	Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2013. The limit will maintain the level of Distribution fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$168	$254	$459	$1,051

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$68	$254	$459	$1,051

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19.1% of the average value of its portfolio.

109

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index at the time of purchase. The Index is designed to represent U.S equities with risk/return characteristics of the small cap universe. As of December 31, 2011, the market capitalization range of the Index was between approximately $37 million and $3.7 billion. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. The Fund invests in index futures and options and exchange-traded funds ("ETFs") on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Note:	"Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

110

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	20.73%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-25.38%

Average Annual Total Returns

For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class J Return Before Taxes	-0.80%	1.12%	6.01%
Class J Return After Taxes on Distributions	-0.85%	0.49%	5.47%
Class J Return After Taxes on Distribution and Sale of Fund Shares	-0.46%	0.78%	5.14%
S&P SmallCap 600 Stock Index (reflects no deduction for fees, expenses, or taxes)	1.02%	1.94%	7.09%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	Thomas L. Kruchten (since 2011), Research Analyst and Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 145 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 145 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 145 of the Prospectus.
111

SmallCap Value Fund II

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class J
Management Fees	0.99%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses(1)	0.42%
Acquired Fund Fees and Expenses	0.11%
Total Annual Fund Operating Expenses	1.97%
Fee Waiver and Expense Reimbursement(2) (3) (4)	0.22%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	1.75%
(1)	Expense information has been restated to reflect current fees. Certain Other Expenses of the Fund have increased effective November 1, 2011.
(2)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2013. The fee waiver will reduce the Fund's Management Fees by 0.024% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.
(3)	Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2013. The limit will maintain the level of Distribution fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
(4)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class J shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses and Acquired Fund Fees and Expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.926%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$278	$593	$1,039	$2,275

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$178	$593	$1,039	$2,275

112

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54.4% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Value Index (as of December 31, 2011, this range was between approximately $31.87 million and $3.7 billion)) or in securities with market capitalizations of $3.5 billion or less at the time of purchase. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund will also invest in real estate investment trusts.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

113

Class J shares were first sold on March 2, 2009. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on June 1, 2004.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	23.57%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-27.22%

Average Annual Total Returns

For the periods ended December 31, 2011	1 Year	5 Years	Life of Fund
Class J Return Before Taxes	-7.30%	-2.66%	3.55%
Class J Return After Taxes on Distributions	-7.30%	-3.50%	2.42%
Class J Return After Taxes on Distribution and Sale of Fund Shares	-4.75%	-2.41%	2.71%
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	-5.50%	-1.87%	4.46%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor and Portfolio Manager:

Principal Management Corporation

•	Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):

Dimensional Fund Advisors LP

•	Stephen A. Clark (since 2008), Senior Portfolio Manager, Vice President, and chairman of the Investment Committee

Los Angeles Capital Management and Equity Research, Inc.

•	Daniel E. Allen (since 2011), Director of Global Equities
•	Hal W. Reynolds (since 2009), Chief Investment Officer
•	Thomas D. Stevens (since 2009), Chairman and President

Vaughan Nelson Investment Management, LP

•	Chris Wallis (since 2005), Senior Portfolio Manager
•	Scott Weber (since 2005), Portfolio Manager
114

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 145 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 145 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 145 of the Prospectus.
115

Diversified International Fund

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class J
Management Fees	0.87%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses(1)	0.23%
Total Annual Fund Operating Expenses	1.55%
Fee Waiver(2)	0.20%
Total Annual Fund Operating Expenses After Fee Waiver	1.35%
(1)	Expense information has been restated to reflect current fees. Certain Other Expenses of the Fund have increased effective November 1, 2011.
(2)	Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2013. The limit will maintain the level of Distribution fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$237	$467	$823	$1,826

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$137	$467	$823	$1,826

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75.7% of the average value of its portfolio.

116

Principal Investment Strategies

The Fund invests primarily in equity securities of companies domiciled in any of the nations of the world, including those in countries with emerging markets, which are:

•	companies with their principal place of business or principal office outside the U.S. or
•	companies for which the principal securities trading market is outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in at least 30 countries. Primary consideration is given to securities of corporations of developed areas, such as Western Europe, Canada, and Australasia; however, the Fund may also invest in emerging market securities. The Fund will invest in equity securities of small, medium, and large capitalization companies.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S., including emerging markets, who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 shares. The R-3 Class shares were first sold on December 6, 2000.

117

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	21.23%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘08	-24.16%

Average Annual Total Returns

For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class J Return Before Taxes	-12.51%	-4.98%	4.71%
Class J Return After Taxes on Distributions	-12.49%	-5.38%	4.22%
Class J Return After Taxes on Distribution and Sale of Fund Shares	-7.74%	-3.91%	4.27%
MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	-12.14%	-4.72%	4.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	Paul H. Blankenhagen (since 2003), Portfolio Manager
•	Juliet Cohn (since 2004), Managing Director - Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 145 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 145 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 145 of the Prospectus.
118

International Emerging Markets Fund

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class J
Management Fees	1.18%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses(1)	0.25%
Total Annual Fund Operating Expenses	1.88%
Fee Waiver(2)	0.20%
Total Annual Fund Operating Expenses After Fee Waiver	1.68%
(1)	Expense information has been restated to reflect current fees. Certain Other Expenses of the Fund have increased effective November 1, 2011.
(2)	Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2013. The limit will maintain the level of Distribution fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$271	$568	$994	$2,182

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$171	$568	$994	$2,182

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88.4% of the average value of its portfolio.

119

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of foreign companies, which are:

•	companies with their principal place of business or principal office in emerging market countries or
•	companies for which their principal securities trading market is an emerging market country.

Here, "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and MSCI Emerging Markets Index). These countries generally include every nation in the world except the United States, Canada, Japan, and Australasia, and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. The Fund will invest in equity securities of small, medium, and large capitalization companies.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The R-3 Class shares were first sold on December 6, 2000.

120

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	28.91%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘08	-29.16%

Average Annual Total Returns

For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class J Return Before Taxes	-18.83%	0.69%	12.99%
Class J Return After Taxes on Distributions	-18.69%	-0.09%	11.94%
Class J Return After Taxes on Distribution and Sale of Fund Shares	-11.83%	0.50%	11.34%
MSCI-Emerging Markets NDTR D Index (reflects no deduction for fees, expenses, or taxes)	-18.42%	2.40%	13.86%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	Michael Ade (since 2007), Portfolio Manager
•	Mihail Dobrinov (since 2007), Portfolio Manager
•	Michael L. Reynal (since 2001), Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 145 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 145 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 145 of the Prospectus.
121

Bond & Mortgage Securities Fund

Objective:	The Fund seeks to provide current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class J
Management Fees	0.52%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses(1)	0.18%
Total Annual Fund Operating Expenses	1.15%
Fee Waiver(2)	0.20%
Total Annual Fund Operating Expenses After Fee Waiver	0.95%
(1)	Expense information has been restated to reflect current fees. Certain Other Expenses of the Fund have increased effective November 1, 2011.
(2)	Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2013. The limit will maintain the level of Distribution fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$197	$342	$610	$1,377

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$97	$342	$610	$1,377

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 265.5% of the average value of its portfolio.

122

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in intermediate maturity fixed-income or debt securities rated BBB- or higher by Standard & Poor's Rating Service ("S&P") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") at the time of purchase, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; asset-backed securities or mortgage-backed securities representing an interest in a pool of mortgage loans or other assets; debt securities and taxable municipal bonds; and debt securities issued or guaranteed by foreign governments payable in U.S. dollars. The Fund may also invest in foreign securities, and up to 20% of its assets in non-investment grade securities ("junk bonds) which are securities rated BB+ or lower by S&P or Ba1 or lower by Moody's at the time of purchase. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±15% or ±0.75 year (whichever is greater) of the duration of the Barclays Capital Aggregate Bond Index, which as of December 31, 2011 was 4.95 years.

The Fund may actively trade securities and enter into dollar roll transactions which may involve leverage. The Fund may utilize derivative strategies. Specifically, the Fund may invest in Treasury futures or interest rate swaps to manage the fixed-income exposure and credit default swaps to increase or decrease, in an efficient manner, exposures to certain sectors or individual issuers. The Fund may use forwards to manage its foreign currency exposure.

During the fiscal year ended October 31, 2011, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

50.00% in securities rated Aaa	7.45% in securities rated Ba	0.01% in securities rated C
5.66% in securities rated Aa	5.91% in securities rated B	0.00% in securities rated D
11.61% in securities rated A	1.85% in securities rated Caa	1.72% in securities not rated
15.72% in securities rated Baa	0.07% in securities rated Ca

Principal Risks

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

123

Leverage Risk. Leverage created by borrowing or certain types of transactions or investments, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may impair the fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund’s net asset value, or diminish the fund’s performance.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The R-3 Class shares were first sold on December 6, 2000.

124

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	8.98%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-6.25%

Average Annual Total Returns

For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class J Return Before Taxes	5.31%	4.15%	4.17%
Class J Return After Taxes on Distributions	4.13%	2.70%	2.82%
Class J Return After Taxes on Distribution and Sale of Fund Shares	3.43%	2.67%	2.76%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	William C. Armstrong (since 2000), Portfolio Manager
•	Timothy R. Warrick (since 2000), Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 145 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 145 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 145 of the Prospectus.
125

Government & High Quality Bond Fund

Objective:	The Fund seeks to provide a high level of current income consistent with safety and liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class J
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses(1)	0.25%
Total Annual Fund Operating Expenses	1.20%
Fee Waiver and Expense Reimbursement(2) (3)	0.20%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	1.00%
(1)	Expense information has been restated to reflect current fees. Certain Other Expenses of the Fund have increased effective November 1, 2011.
(2)	Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2013. The limit will maintain the level of Distribution fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
(3)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class J shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.00%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$202	$358	$637	$1,434

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$102	$358	$637	$1,434

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104.7% of the average value of its portfolio.

126

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in securities issued by the U.S. government, its agencies or instrumentalities or securities that are rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including but not limited to mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities. Under normal circumstances, the Fund maintains an average portfolio duration between one and 4.5 years. The Fund may also invest in mortgage-backed securities that are not issued by the U.S. government, its agencies or instrumentalities or rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities. The Fund may actively trade portfolio securities.

Principal Risks

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

127

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on May 4, 1984. On March 1, 2004, the investment policies of the predecessor fund were modified. As a result, the Fund’s performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place. The Class J shares were first sold on December 15, 2008.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘02	3.48%
Lowest return for a quarter during the period of the bar chart above:	Q2 ‘04	-1.25%

Average Annual Total Returns

For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class J Return Before Taxes	4.62%	5.63%	4.77%
Class J Return After Taxes on Distributions	3.36%	4.12%	3.17%
Class J Return After Taxes on Distribution and Sale of Fund Shares	2.98%	3.92%	3.12%
Barclays Capital MBS Fixed Rate Index (reflects no deduction for fees, expenses, or taxes)	6.32%	6.61%	5.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

128

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Edge Asset Management, Inc.

•	John R. Friedl (since 2010), Portfolio Manager
•	Ryan P. McCann (since 2010), Portfolio Manager
•	Scott J. Peterson (since 2010), Portfolio Manager
•	Greg L. Tornga (since 2011), Head of Fixed Income and Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 145 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 145 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 145 of the Prospectus.
129

Income Fund

Objective:	The Fund seeks to provide a high level of current income consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class J
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses(1)	0.40%
Total Annual Fund Operating Expenses	1.35%
Fee Waiver and Expense Reimbursement(2) (3)	0.25%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	1.10%
(1)	Expense information has been restated to reflect current fees. Certain Other Expenses of the Fund have increased effective November 1, 2011.
(2)	Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2013. The limit will maintain the level of Distribution fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
(3)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class J shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.10%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$212	$399	$711	$1,598

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$112	$399	$711	$1,598

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.9% of the average value of its portfolio.

130

Principal Investment Strategies

The Fund invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S. government securities, and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of which may be in below investment-grade fixed-income securities (sometimes called "junk bonds") (rated at the time of purchase BB+ or lower by S&P or Ba1 or lower by Moody's). Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Barclays Capital Aggregate Bond Index, which as of December 31, 2011 was 4.95 years. The Fund may also invest in foreign securities, including those from emerging markets, and real estate investment trust ("REIT") securities.

During the fiscal year ended October 31, 2011, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

25.43% in securities rated Aaa	35.14% in securities rated Baa	2.80% in securities rated Caa
3.12% in securities rated Aa	5.54% in securities rated Ba	0.00% in securities rated Ca
18.15% in securities rated A	8.19% in securities rated B	0.00% in securities rated C
1.63% in securities not rated

Principal Risks

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in "junk bonds," foreign securities, and real estate investment trust securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

131

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class J shares were first sold on September 30, 2009. The returns for periods prior to that date are based on the performance of Class A shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of Class A shares. The Fund commenced operations after succeeding to the operations of another fund on January 12,2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on December 15, 1975.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	10.21%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘08	-4.79%

132

Average Annual Total Returns

For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class J Return Before Taxes	4.26%	6.45%	6.03%
Class J Return After Taxes on Distributions	2.55%	4.45%	3.96%
Class J Return After Taxes on Distribution and Sale of Fund Shares	2.75%	4.32%	3.91%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Edge Asset Management, Inc.

•	John R. Friedl (since 2005), Portfolio Manager
•	Ryan P. McCann (since 2010), Portfolio Manager
•	Scott J. Peterson (since 2010), Portfolio Manager
•	Greg L. Tornga (since 2011), Head of Fixed Income and Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 145 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 145 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 145 of the Prospectus.
133

Inflation Protection Fund

Objective:	The Fund seeks to provide current income and real (after inflation) total returns.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class J
Management Fees	0.39%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses(1)	0.45%
Total Annual Fund Operating Expenses	1.29%
Fee Waiver and Expense Reimbursement(2) (3)	0.20%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	1.09%
(1)	Expense information has been restated to reflect current fees. Certain Other Expenses of the Fund have increased effective November 1, 2011.
(2)	Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2013. The limit will maintain the level of Distribution fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
(3)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class J shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.15%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$211	$386	$685	$1,536

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$111	$386	$685	$1,536

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 131.9% of the average value of its portfolio.

134

Principal Investment Strategies

The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index. The Fund may also invest in foreign securities, U.S. Treasuries and agency securities. The Fund may utilize derivative strategies, including financial futures contracts, swaps, and currency forwards for purposes of managing or adjusting the risk profile (for example, duration) of the Fund. The Fund may actively trade portfolio securities.

Principal Risks

The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

135

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Class J shares were first sold (December 29, 2004).

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘11	4.27%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-10.49%

Average Annual Total Returns

For the periods ended December 31, 2011	1 Year	5 Years	Life of Fund
Class J Return Before Taxes	10.55%	1.49%	1.53%
Class J Return After Taxes on Distributions	9.61%	0.29%	0.23%
Class J Return After Taxes on Distribution and Sale of Fund Shares	6.82%	0.57%	0.55%
Barclays Capital US Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes)	13.56%	7.95%	6.18%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

BlackRock Financial Management, Inc.

•	Martin Hegarty (since 2010), Managing Director
•	Brian Weinstein (since 2008), Managing Director
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For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 145 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 145 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 145 of the Prospectus.
137

Short-Term Income Fund

Objective:	The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class J
Management Fees	0.43%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses(1)	0.32%
Total Annual Fund Operating Expenses	1.20%
Fee Waiver and Expense Reimbursement(2) (3)	0.20%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	1.00%
(1)	Expense information has been restated to reflect current fees. Certain Other Expenses of the Fund have increased effective November 1, 2011.
(2)	Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2013. The limit will maintain the level of Distribution fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
(3)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class J shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.07%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$202	$358	$637	$1,434

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$102	$358	$637	$1,434

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43.6% of the average value of its portfolio.

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Principal Investment Strategies

The Fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by Standard & Poor's Rating Service or Baa3 or higher by Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor of comparable quality. Under normal circumstances, the Fund maintains an effective maturity of five years or less and an average portfolio duration that is within ±20% of the duration of the Barclays Capital Credit 1-3 year Index which as of December 31, 2011 was 1.99 years. The Fund's investments may also include corporate securities, U.S. and foreign government securities, mortgage-backed and asset-backed securities, and real estate investment trust securities. The Fund may invest in securities denominated in foreign currencies and in securities of foreign issuers. The Fund may utilize derivative strategies. Specifically, the Fund may invest in Treasury futures to manage fixed income exposure.

Principal Risks

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

139

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on November 1, 1993. The performance of Class J shares, for periods prior to the date Class J shares were first sold is based upon the performance of Class A shares adjusted to reflect the fees and expenses of Class J shares. Class J shares were first sold on July 12, 2010.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	3.92%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-1.90%

Average Annual Total Returns

For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class J Return Before Taxes	-0.13%	3.66%	3.46%
Class J Return After Taxes on Distributions	-0.84%	2.50%	2.17%
Class J Return After Taxes on Distribution and Sale of Fund Shares	-0.08%	2.45%	2.18%
Barclays Capital Credit 1-3 Years Index (reflects no deduction for fees, expenses, or taxes)	1.75%	4.68%	4.33%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Edge Asset Management, Inc.

•	John R. Friedl (since 2010), Portfolio Manager
•	Ryan P. McCann (since 2010), Portfolio Manager
•	Scott J. Peterson (since 2010), Portfolio Manager
•	Greg L. Tornga (since 2011), Head of Fixed Income and Portfolio Manager
140

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 145 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 145 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 145 of the Prospectus.
141

Money Market Fund

Objective:	The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class J
Management Fees	0.39%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(1)	0.15%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.80%
(1)	Expense information has been restated to reflect current fees. Certain Other Expenses of the Fund have increased effective November 1, 2011.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$182	$255	$444	$990

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$82	$255	$444	$990

Principal Investment Strategies

The Fund seeks to maintain a stable net asset value of $1.00 per share by investing its assets in a portfolio of high quality, short-term money market instruments such as those issued by banks, corporations (U.S. and non-U.S.), municipalities and the U.S. government. Such instruments include certificates of deposit, bankers acceptances, commercial paper, treasury bills, bonds, and shares of other money market funds. The Fund maintains a dollar weighted average portfolio maturity of 60 days or less. As with all mutual funds, the value of the Fund's assets may rise or fall.

Principal Risks

The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much risk to principal.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

142

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘07	1.12%
Lowest return for a quarter during the period of the bar chart above:	Q2 ‘04	0.00%

Average Annual Total Returns

For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class J Return Before Taxes	-1.00%	1.33%	1.36%
Barclays Capital U.S. Treasury Bellwethers 3 Month Index (reflects no deduction for fees, expenses, or taxes)	0.11%	1.55%	1.99%

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Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	Tracy Reeg (since 2004), Portfolio Manager
•	Alice Robertson (since 2000), Trader and Portfolio Manager

For Important Information About:

•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds - Purchase and Sale of Fund Shares” at page 145 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 145 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 145 of the Prospectus.
144

CERTAIN INFORMATION COMMON TO ALL FUNDS

Purchase and Sale of Fund Shares

Purchase minimums per fund (some exceptions apply):

Initial Investment • For accounts with an Automatic Investment Plan (AIP)	$1,000 $100
Subsequent Investments • For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.	$100

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 55904, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information

The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

Each Fund’s investment objective is described in the summary section for each Fund. The summary section also describes each Fund’s principal investment strategies, including the types of securities in which the Fund invests, and the principal risks of investing in the Fund. The principal investment strategies are not the only investment strategies available to the Fund, but they are the ones the Fund primarily uses to achieve its investment objective.

The Board of Directors may change a Fund's objective or the investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund's investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

The investment strategies identified in this section provide specific information about the Fund, but there are some general principles Principal Management Corporation (“Principal”) and/or the sub-advisors apply in making investment decisions. When making decisions about whether to buy or sell equity securities, Principal and/or the sub-advisors  may consider, among other things, a company’s strength in fundamentals, its potential for earnings growth over time, its ability to navigate certain macroeconomic environments, and the current price of its securities relative to their perceived worth and relative to others in its industry. When making decisions about whether to buy or sell fixed-income investments, Principal and/or the sub-advisors may consider, among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates, the macroeconomic backdrop, the balance between supply and demand for certain asset classes, other general market conditions, and the credit quality of individual issuers.

Each Fund is designed to be a portion of an investor's portfolio. No Fund is intended to be a complete investment program. Investors should consider the risks of the Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions. It is possible to lose money by investing in the Fund.

145

The following table lists each Fund and identifies whether the strategies and risks discussed in this section (listed in alphabetical order) are principal, non-principal, or not applicable to each Fund. The risks described below for the Funds that operate as fund of funds - Principal LifeTime Funds and the Strategic Asset Management ("SAM") Portfolios - are risks at the fund of funds level. These Funds are also subject to the risks of the underlying funds in which they invest. A Fund is subject to Risk of Being an Underlying Fund to the extent that a fund of funds invests in the Fund. The Statement of Additional Information ("SAI") contains additional information about investment strategies and their related risks.

INVESTMENT STRATEGIES AND RISKS	BOND & MORTGAGE SECURITIES	DIVERSIFIED INTERNATIONAL	GOVERNMENT & HIGH QUALITY BOND	INCOME	INFLATION PROTECTION
Asset-Backed Securities & Mortgage-Backed Securities	Principal	Not Applicable	Principal	Principal	Non-Principal
Bank Loans (also known as Senior Floating Rate interests)	Non-Principal	Not Applicable	Not Applicable	Non-Principal	Not Applicable
Convertible Securities	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Not Applicable
Derivatives	Principal	Non-Principal	Non-Principal	Non-Principal	Principal
Equity Securities	Not Applicable	Principal	Not Applicable	Non-Principal	Not Applicable
Exchange Traded Funds (ETFs)	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Fixed Income Securities	Principal	Non-Principal	Principal	Principal	Principal
Foreign Securities	Principal	Principal	Not Applicable	Principal	Principal
Fund of Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Hedging	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal
High Yield Securities	Principal	Not Applicable	Non-Principal	Principal	Non-Principal
Index Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Industry Concentration	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Initial Public Offerings ("IPOs")	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Leverage	Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Liquidity Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Municipal Obligations and AMT-Subject Bonds	Principal	Not Applicable	Non-Principal	Non-Principal	Not Applicable
Portfolio Turnover	Principal	Non-Principal	Principal	Non-Principal	Principal
Preferred Securities	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Not Applicable
Real Estate Investment Trusts	Non-Principal	Non-Principal	Non-Principal	Principal	Not Applicable
Real Estate Securities	Principal	Non-Principal	Principal	Principal	Non-Principal
Repurchase Agreements	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Royalty Trusts	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Small and Medium Capitalization Companies	Non-Principal	Principal	Non-Principal	Non-Principal	Non-Principal
Temporary Defensive Measures	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Underlying Funds	Principal	Principal	Principal	Principal	Principal
(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.
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INVESTMENT STRATEGIES AND RISKS	INTERNATIONAL EMERGING MARKETS	LARGECAP BLEND II	LARGECAP GROWTH	LARGECAP GROWTH I	LARGECAP GROWTH II
Asset-Backed Securities & Mortgage-Backed Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Bank Loans (also known as Senior Floating Rate interests)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Convertible Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Derivatives	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Equity Securities	Principal	Principal	Principal	Principal	Principal
Exchange Traded Funds (ETFs)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Fixed Income Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Foreign Securities	Principal	Principal	Non-Principal	Principal	Non-Principal
Fund of Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Hedging	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
High Yield Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Index Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Industry Concentration	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Initial Public Offerings ("IPOs")	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Leverage	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Liquidity Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Municipal Obligations and AMT-Subject Bonds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Portfolio Turnover	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Real Estate Investment Trusts	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Real Estate Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Repurchase Agreements	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Royalty Trusts	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Small and Medium Capitalization Companies	Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Temporary Defensive Measures	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Underlying Funds	Principal	Principal	Principal	Principal	Principal
(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.
147

INVESTMENT STRATEGIES AND RISKS	LARGECAP S&P 500 INDEX	LARGECAP VALUE	LARGECAP VALUE III	MIDCAP BLEND	MIDCAP GROWTH
Asset-Backed Securities & Mortgage-Backed Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Bank Loans (also known as Senior Floating Rate interests)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Convertible Securities	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Derivatives	Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Equity Securities	Principal	Principal	Principal	Principal	Principal
Exchange Traded Funds (ETFs)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Fixed Income Securities	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Foreign Securities	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Principal
Fund of Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Hedging	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
High Yield Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Index Funds	Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Industry Concentration	Not Applicable(2)	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Initial Public Offerings ("IPOs")	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Leverage	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Liquidity Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Municipal Obligations and AMT-Subject Bonds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Portfolio Turnover	Non-Principal	Principal	Non-Principal	Non-Principal	Principal
Preferred Securities	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Real Estate Investment Trusts	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Real Estate Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Repurchase Agreements	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Royalty Trusts	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Small and Medium Capitalization Companies	Non-Principal	Non-Principal	Non-Principal	Principal	Principal
Temporary Defensive Measures	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Underlying Funds	Principal	Principal	Principal	Principal	Not Applicable
(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.
(2)	The Index Fund may concentrate its investments in a particular industry only to the extent that the relevant index is so concentrated.

148

INVESTMENT STRATEGIES AND RISKS	MIDCAP GROWTH III	MIDCAP S&P 400 INDEX	MIDCAP VALUE I	MIDCAP VALUE III	MONEY MARKET
Asset-Backed Securities & Mortgage-Backed Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Non-Principal
Bank Loans (also known as Senior Floating Rate interests)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Convertible Securities	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Not Applicable
Derivatives	Non-Principal	Principal	Non-Principal	Non-Principal	Not Applicable
Equity Securities	Principal	Principal	Principal	Principal	Not Applicable
Exchange Traded Funds (ETFs)	Non-Principal	Principal	Non-Principal	Non-Principal	Not Applicable
Fixed Income Securities	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Principal
Foreign Securities	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Principal
Fund of Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Hedging	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Not Applicable
High Yield Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Index Funds	Not Applicable	Principal	Not Applicable	Not Applicable	Not Applicable
Industry Concentration	Not Applicable	Not Applicable(2)	Not Applicable	Not Applicable	Not Applicable
Initial Public Offerings ("IPOs")	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Leverage	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Liquidity Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Not Applicable
Municipal Obligations and AMT-Subject Bonds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Non-Principal
Portfolio Turnover	Principal	Non-Principal	Non-Principal	Principal	Not Applicable
Preferred Securities	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Not Applicable
Real Estate Investment Trusts	Non-Principal	Non-Principal	Principal	Principal	Not Applicable
Real Estate Securities	Non-Principal	Non-Principal	Principal	Principal	Not Applicable
Repurchase Agreements	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Royalty Trusts	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Not Applicable
Small and Medium Capitalization Companies	Principal	Principal	Principal	Principal	Not Applicable
Temporary Defensive Measures	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Underlying Funds	Principal	Principal	Principal	Not Applicable	Not Applicable
(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.
(2)	The Index Fund may concentrate its investments in a particular industry only to the extent that the relevant index is so concentrated.
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INVESTMENT STRATEGIES AND RISKS	PRINCIPAL LIFETIME 2010	PRINCIPAL LIFETIME 2020	PRINCIPAL LIFETIME 2030	PRINCIPAL LIFETIME 2040	PRINCIPAL LIFETIME 2050
Asset-Backed Securities & Mortgage-Backed Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Bank Loans (also known as Senior Floating Rate interests)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Convertible Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Derivatives	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Equity Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Exchange Traded Funds (ETFs)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Fixed Income Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Foreign Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Fund of Funds	Principal	Principal	Principal	Principal	Principal
Hedging	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
High Yield Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Index Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Industry Concentration	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Initial Public Offerings ("IPOs")	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Leverage	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Liquidity Risk(1)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Municipal Obligations and AMT-Subject Bonds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Portfolio Turnover	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Real Estate Investment Trusts	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Real Estate Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Repurchase Agreements	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Royalty Trusts	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Small and Medium Capitalization Companies	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Temporary Defensive Measures	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Underlying Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

150

INVESTMENT STRATEGIES AND RISKS	PRINCIPAL LIFETIME STRATEGIC INCOME	REAL ESTATE SECURITIES	SAM BALANCED	SAM CONSERVATIVE BALANCED	SAM CONSERVATIVE GROWTH
Asset-Backed Securities & Mortgage-Backed Securities	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Bank Loans (also known as Senior Floating Rate interests)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Convertible Securities	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Derivatives	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Equity Securities	Not Applicable	Principal	Not Applicable	Not Applicable	Not Applicable
Exchange Traded Funds (ETFs)	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Fixed Income Securities	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Foreign Securities	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Fund of Funds	Principal	Not Applicable	Principal	Principal	Principal
Hedging	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
High Yield Securities	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Index Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Industry Concentration	Not Applicable	Principal	Not Applicable	Not Applicable	Not Applicable
Initial Public Offerings ("IPOs")	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Leverage	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Liquidity Risk(1)	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Municipal Obligations and AMT-Subject Bonds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Portfolio Turnover	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Real Estate Investment Trusts	Not Applicable	Principal	Not Applicable	Not Applicable	Not Applicable
Real Estate Securities	Not Applicable	Principal	Not Applicable	Not Applicable	Not Applicable
Repurchase Agreements	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Royalty Trusts	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Small and Medium Capitalization Companies	Not Applicable	Principal	Not Applicable	Not Applicable	Not Applicable
Temporary Defensive Measures	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Underlying Funds	Not Applicable	Principal	Not Applicable	Not Applicable	Not Applicable
(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.
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INVESTMENT STRATEGIES AND RISKS	SAM FLEXIBLE INCOME	SAM STRATEGIC GROWTH	SHORT-TERM INCOME	SMALLCAP BLEND	SMALLCAP GROWTH I
Asset-Backed Securities & Mortgage-Backed Securities	Not Applicable	Not Applicable	Principal	Not Applicable	Not Applicable
Bank Loans (also known as Senior Floating Rate interests)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Convertible Securities	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Derivatives	Not Applicable	Not Applicable	Principal	Non-Principal	Non-Principal
Equity Securities	Not Applicable	Not Applicable	Not Applicable	Principal	Principal
Exchange Traded Funds (ETFs)	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Non-Principal
Fixed Income Securities	Not Applicable	Not Applicable	Principal	Non-Principal	Non-Principal
Foreign Securities	Not Applicable	Not Applicable	Principal	Non-Principal	Non-Principal
Fund of Funds	Principal	Principal	Not Applicable	Not Applicable	Not Applicable
Hedging	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Non-Principal
High Yield Securities	Not Applicable	Not Applicable	Non-Principal	Not Applicable	Not Applicable
Index Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Industry Concentration	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Initial Public Offerings ("IPOs")	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Non-Principal
Leverage	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Liquidity Risk(1)	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Non-Principal
Municipal Obligations and AMT-Subject Bonds	Not Applicable	Not Applicable	Non-Principal	Not Applicable	Not Applicable
Portfolio Turnover	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Real Estate Investment Trusts	Not Applicable	Not Applicable	Principal	Non-Principal	Non-Principal
Real Estate Securities	Not Applicable	Not Applicable	Principal	Non-Principal	Non-Principal
Repurchase Agreements	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Royalty Trusts	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Non-Principal
Small and Medium Capitalization Companies	Not Applicable	Not Applicable	Non-Principal	Principal	Principal
Temporary Defensive Measures	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Underlying Funds	Not Applicable	Not Applicable	Principal	Not Applicable	Principal
(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

152

INVESTMENT STRATEGIES AND RISKS	SMALLCAP GROWTH II	SMALLCAP S&P 600 INDEX	SMALLCAP VALUE II
Asset-Backed Securities & Mortgage-Backed Securities	Not Applicable	Not Applicable	Not Applicable
Bank Loans (also known as Senior Floating Rate interests)	Not Applicable	Not Applicable	Not Applicable
Convertible Securities	Non-Principal	Not Applicable	Non-Principal
Derivatives	Non-Principal	Principal	Non-Principal
Equity Securities	Principal	Principal	Principal
Exchange Traded Funds (ETFs)	Non-Principal	Principal	Non-Principal
Fixed Income Securities	Non-Principal	Not Applicable	Non-Principal
Foreign Securities	Non-Principal	Not Applicable	Non-Principal
Fund of Funds	Not Applicable	Not Applicable	Not Applicable
Hedging	Non-Principal	Non-Principal	Non-Principal
High Yield Securities	Not Applicable	Not Applicable	Not Applicable
Index Funds	Not Applicable	Principal	Not Applicable
Industry Concentration	Not Applicable	Not Applicable(2)	Not Applicable
Initial Public Offerings ("IPOs")	Non-Principal	Non-Principal	Non-Principal
Leverage	Non-Principal	Non-Principal	Non-Principal
Liquidity Risk(1)	Non-Principal	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Non-Principal	Not Applicable	Non-Principal
Municipal Obligations and AMT-Subject Bonds	Not Applicable	Not Applicable	Not Applicable
Portfolio Turnover	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Non-Principal	Not Applicable	Non-Principal
Real Estate Investment Trusts	Non-Principal	Non-Principal	Principal
Real Estate Securities	Non-Principal	Non-Principal	Principal
Repurchase Agreements	Non-Principal	Non-Principal	Non-Principal
Royalty Trusts	Non-Principal	Not Applicable	Non-Principal
Small and Medium Capitalization Companies	Principal	Principal	Principal
Temporary Defensive Measures	Non-Principal	Non-Principal	Non-Principal
Underlying Funds	Not Applicable	Principal	Principal
(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

(2) The Index Fund may concentrate its investments in a particular industry only to the extent that the relevant index is so concentrated.

Asset-Backed Securities and Mortgage-Backed Securities

Asset-backed securities (“ABS”) are fixed income instruments secured by and payable from assets such as installment sales or loan contract (such as auto, home equity, or student loans) receivables, leases, credit card receivables, and other receivables. Mortgage-backed securities (“MBS”) represent interests in underlying pools of mortgages. Some can be commercial mortgage-backed securities, which are secured by commercial or multi-family properties (“CMBS”). Certain asset-backed securities present a heightened level of risk because, in the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid principal or interest. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. In addition, for mortgage-backed securities, when market

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conditions result in an increase in the default rates on the underlying mortgages and the foreclosure values of the underlying real estate are below the outstanding amount of the underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

Bank Loans (also known as Senior Floating Rate Interests)

Bank loans hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral, and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. The proceeds of bank loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends, and, to a lesser extent, to finance internal growth and for other corporate purposes. Bank loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the bank loan. Most bank loans are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower's obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. Most bank loans are not traded on any national securities exchange. Bank loans generally have less liquidity than investment-grade bonds and there may be less public information available about them.

The secondary market for loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may cause the fund to be unable to realize full value and thus cause a material decline in the fund's net asset value.

Bank loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Bank loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the borrower to repay, prepayments of senior floating rate interests may occur.

Convertible Securities

Convertible securities are usually fixed-income securities that a fund has the right to exchange for equity securities at a specified conversion price. Convertible securities could also include corporate bonds, notes or preferred stocks of U.S. or foreign issuers. The option allows the fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Fund treats convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. Funds that invest in convertible securities may invest in convertible securities that are below investment grade. Many convertible securities are relatively illiquid.

Derivatives

A fund may invest in certain derivative strategies to earn income, manage or adjust the risk profile of the fund, replace more direct investments, or obtain exposure to certain markets. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

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There are many different types of derivatives and many different ways to use them. Futures, forward contracts, and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, asset values, or currency exchange rates and as a low-cost method of gaining exposure to a particular market without investing directly in those securities or assets. A fund may enter into put or call options, futures contracts, options on futures contracts, over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps), currency futures contracts and options, options on currencies, and forward currency contracts for both hedging and non-hedging purposes. A fund also may use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A fund will not hedge currency exposure to an extent greater than the approximate aggregate market value of the securities held or to be purchased by the fund (denominated or generally quoted or currently convertible into the currency). A fund may enter into forward commitment agreements (not as a principal investment strategy), which call for the fund to purchase or sell a security on a future date at a fixed price. A fund may also enter into contracts to sell its investments either on demand or at a specific interval.

Generally, a fund may not invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund or the reference currency relates to an eligible investment for the fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. If a fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

The risks associated with derivative investments include:

•	the risk that the underlying security, interest rate, market index, or other financial asset will not move in the direction Principal Management Corporation (“Principal”) and/or Sub-Advisor anticipated;
•	the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
•	the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment;
•	the possibility that the counterparty may fail to perform its obligations; and
•	the inability to close out certain hedged positions to avoid adverse tax consequences.

Swap agreements involve the risk that the party with whom the fund has entered into the swap will default on its obligation to pay the fund and the risk that the fund will not be able to meet its obligations to pay the other party to the agreement.

Credit default swap agreements involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Credit default swaps can increase credit risk because the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap.

Forward and futures contracts are subject to special risk considerations. The primary risks associated with the use of these contracts are (a) the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the sub-advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates, asset values, and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the fund may have to sell securities at a time when it may be disadvantageous to do so.

For currency contracts, there is also a risk of government action through exchange controls that would restrict the ability of the fund to deliver or receive currency.

Some of the risks associated with options include imperfect correlation, counterparty risk, and an insufficient liquid secondary market for particular options.

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Equity Securities

Equity securities include common stocks, convertible securities, depositary receipts, rights (a right is an offering of common stock to investors who currently own shares which entitle them to buy subsequent issues at a discount from the offering price), and warrants (a warrant grants its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price). Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Some funds focus their investments on certain market capitalization ranges. Market capitalization is defined as total current market value of a company's outstanding equity securities. The market capitalization of companies in the fund’s portfolios and their related indexes will change over time and, the fund will not automatically sell a security just because it falls outside of the market capitalization range of its index(es). Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Exchange Traded Funds ("ETFs")

Generally, ETFs invest in a portfolio of securities, but they may also invest in other assets, such as precious metals, commodities, securities indices, government bonds, or currencies. Often ETFs are a type of index or actively managed fund bought and sold on a securities exchange. An ETF trades like common stock. Shares in an index ETF represent an interest in a fixed portfolio of securities designed to track a particular market index. A fund could purchase shares issued by an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities or for other reasons. The risks of owning an ETF generally reflect the risks of owning the underlying securities or other assets they are designed to track, although ETFs have management fees that increase their costs. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.

Fixed-Income Securities

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors (some examples include investment grade corporate bonds, convertible securities, mortgage-backed securities, U.S. government securities and asset-backed securities). The issuer generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

•	Interest Rate Changes: Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes. If interest rates fall, issuers of callable bonds may call (repay) securities with high interest rates before their maturity dates; this is known as call risk. In this case, a fund would likely reinvest the proceeds from these securities at lower interest rates, resulting in a decline in the fund's income.
•	Credit Risk: Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. To the extent that the mortgages underlying mortgage-backed securities are "sub-prime mortgages" (mortgages granted to borrowers whose credit histories would not support conventional mortgages), the risk of default is higher.

Foreign Securities

Principal defines foreign securities as those issued by:

•	companies with their principal place of business or principal office outside the U.S. or
•	companies for which the principal securities trading market is outside the U.S.

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Depending on the fund, the fund may invest in securities of developed markets, developing (also called "emerging") markets, or both. Usually, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and MSCI Emerging Markets Index). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most nations located in Western Europe.

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of fund assets is not invested and earning no return. If a fund is unable to make intended security purchases due to settlement problems, the fund may miss attractive investment opportunities. In addition, a fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a fund's investments in those countries. In addition, a fund may also suffer losses due to nationalization, expropriation, or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to fund investors. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the fund intends to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may reduce the liquidity of a fund's portfolio. The fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

A fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities risks to which they relate.

Investments in companies of developing (also called "emerging") countries are subject to higher risks than investments in companies in more developed countries. These risks include:

•	increased social, political, and economic instability;
•	a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
•	lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
•	foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
•	relatively new capital market structure or market-oriented economy;
•	the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
•	restrictions that may make it difficult or impossible for the fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
•	possible losses through the holding of securities in domestic and foreign custodial banks and depositories.
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In addition, many developing countries have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Fund of Funds

The performance and risks of each Principal LifeTime Fund and Strategic Asset Management ("SAM") Portfolio (singly, “a fund of funds” and collectively, “the funds of funds”) directly correspond to the performance and risks of the underlying funds in which the Fund or Portfolio invests. By investing in many underlying funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.

As of October 31, 2011, the Principal LifeTime Funds’ and SAM Portfolios’ assets were allocated among the Funds’ and SAM Portfolios’ assets were allocated among the underlying funds as identified in the tables below.

Underlying Fund	Principal LifeTime 2010 Fund	Principal LifeTime 2020 Fund	Principal LifeTime 2030 Fund	Principal LifeTime 2040 Fund	Principal LifeTime 2050 Fund	Principal LifeTime Strategic Income Fund
Bond & Mortgage Securities Fund	12.13%	9.96%	5.60%	2.75%	1.05%	16.24%
Bond Market Index Fund	3.87%	3.01%	2.07%	1.02%	0.34%	4.84%
Core Plus Bond Fund I	11.25%	8.76%	5.12%	2.71%	1.04%	15.49%
Diversified International Fund	2.97%	4.61%	4.89%	6.08%	6.65%	1.10%
Diversified Real Asset Fund	3.92%	2.84%	2.23%	1.72%	1.39%	4.77%
Global Diversified Income Fund	4.24%	1.24%	-	-	-	6.29%
Global Multi-Strategy Fund	1.36%	0.98%	0.90%	0.83%	0.86%	3.13%
Global Real Estate Securities Fund	-	0.20%	0.36%	1.76%	1.48%	-
High Yield Fund I	3.38%	5.54%	7.98%	6.24%	5.02%	2.56%
Inflation Protection Fund	11.21%	0.83%	-	-	-	15.70%
International Emerging Markets Fund	2.14%	2.90%	3.68%	4.24%	4.86%	0.41%
International Equity Index Fund	1.19%	1.66%	2.59%	3.06%	3.63%	0.44%
International Fund I	1.83%	2.89%	3.41%	3.95%	4.37%	0.64%
LargeCap Growth Fund	3.11%	4.81%	5.59%	6.25%	6.56%	1.60%
LargeCap Growth Fund I	6.05%	10.59%	11.10%	12.23%	12.94%	3.03%
LargeCap S&P 500 Index Fund	3.43%	5.95%	6.54%	7.30%	7.52%	1.37%
LargeCap Value Fund	3.00%	4.84%	5.37%	6.01%	6.33%	1.30%
LargeCap Value Fund I	5.95%	9.43%	10.78%	11.89%	12.57%	2.45%
MidCap Growth Fund III	1.43%	2.00%	2.26%	2.42%	2.42%	0.61%
MidCap Value Fund I	1.43%	1.77%	2.14%	2.31%	2.41%	0.58%
Overseas Fund	3.02%	4.65%	5.68%	6.64%	7.68%	1.43%
Preferred Securities Fund	2.23%	2.58%	2.67%	2.58%	2.38%	1.58%
Real Estate Securities Fund	0.87%	3.95%	4.61%	3.34%	3.73%	-
Short-Term Income Fund	7.11%	-	-	-	-	12.90%
SmallCap Growth Fund I	1.51%	2.10%	2.36%	2.37%	2.38%	0.83%
SmallCap Value Fund II	1.37%	1.91%	2.07%	2.30%	2.39%	0.71%
	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

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Underlying Fund	SAM Balanced Portfolio	SAM Conservative Balanced Portfolio	SAM Conservative Growth Portfolio	SAM Flexible Income Portfolio	SAM Strategic Growth Portfolio
Diversified International Fund	8.48%	5.54%	11.20%	2.58%	12.73%
Diversified Real Asset Fund	-	-	2.04%	-	-
Equity Income Fund	18.00%	9.92%	21.95%	7.62%	22.21%
Global Diversified Income Fund	1.96%	2.86%	-	5.61%	-
Global Multi-Strategy Fund	0.67%	0.60%	0.80%	-	-
Global Real Estate Securities Fund	0.62%	0.45%	1.23%	1.24%	2.03%
Government & High Quality Bond Fund	13.04%	20.02%	5.38%	23.83%	0.57%
High Yield Fund	2.98%	3.82%	1.98%	4.22%	-
Income Fund	13.18%	20.52%	5.41%	24.89%	-
Inflation Protection Fund	0.61%	1.34%	0.01%	-	-
International Emerging Markets Fund	2.20%	1.24%	2.60%	0.73%	4.03%
LargeCap Blend Fund II	2.65%	2.72%	3.36%	1.72%	5.45%
LargeCap Growth Fund	5.65%	3.79%	6.11%	1.18%	7.82%
LargeCap Growth Fund II	2.88%	1.90%	3.83%	1.81%	4.42%
LargeCap Value Fund	2.58%	2.55%	4.61%	1.86%	3.96%
LargeCap Value Fund III	3.47%	2.56%	5.74%	1.88%	5.21%
MidCap Blend Fund	2.80%	1.69%	3.61%	1.42%	4.38%
MidCap Growth Fund III	0.71%	0.72%	0.99%	-	3.49%
Preferred Securities Fund	2.34%	3.51%	0.73%	5.49%	-
Principal Capital Appreciation Fund	7.29%	5.76%	9.59%	1.85%	12.36%
Real Estate Securities Fund	0.45%	0.29%	0.01%	0.87%	0.39%
Short-Term Income Fund	1.90%	5.15%	0.59%	8.13%	-
SmallCap Growth Fund I	2.66%	1.12%	4.03%	0.49%	5.32%
SmallCap Value Fund II	1.17%	0.71%	1.74%	-	2.84%
Small-MidCap Dividend Income Fund	1.71%	1.22%	2.46%	2.58%	2.79%
	100.00%	100.00%	100.00%	100.00%	100.00%

Each fund of funds indirectly bears its pro-rata share of the expenses of the Underlying Funds in which it invests, as well as directly incurring expenses. Therefore, investment in a fund of funds is more costly than investing directly in shares of the Underlying Funds.

If you are considering investing in a Principal LifeTime Fund, you should take into account your estimated retirement date and risk tolerance. In general, each Principal LifeTime Fund is managed with the assumption that the investor will invest in a Principal LifeTime Fund whose stated date is closest to the date the shareholder retires. Choosing a fund targeting an earlier date represents a more conservative choice; choosing a fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the Principal LifeTime Funds are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.

There are five Strategic Asset Management ("SAM") Portfolios: Flexible Income, Conservative Balanced, Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The SAM Portfolios share the same risks but often with different levels of exposure. In general, relative to the other Portfolios:

•	the Balanced Portfolio should offer investors the potential for a medium level of income and a medium level of capital growth, while exposing them to a medium level of principal risk,
•	the Conservative Balanced Portfolio should offer investors the potential for a medium to high level of income and a medium to low level of capital growth, while exposing them to a medium to low level of principal risk,
•	the Conservative Growth Portfolio should offer investors the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk,
•	the Flexible Income Portfolio should offer investors the potential for a high level of income and a low level of capital growth, while exposing them to a low level of principal risk, and
•	the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk.
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Funds of funds can be subject to payment in kind liquidity risk: If an underlying fund pays a redemption request by the fund wholly or partly by a distribution-in-kind of portfolio securities rather than in cash, the fund may hold such portfolio securities until its sub-advisor determines that it is appropriate to dispose of them.

Hedging

The success of a fund’s hedging strategy will be subject to the Sub-Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of a fund’s hedging strategy will also be subject to the Sub-Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Sub-Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent a fund from achieving the intended hedge or expose a fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

High Yield Securities

Debt securities rated at the time of purchase BB+ or lower by Standard & Poor's Ratings Services or Ba1 or lower by Moody's or, if not rated, determined to be of equivalent quality by Principal or the Sub-Advisor are sometimes referred to as high yield or "junk bonds" and are considered speculative; such securities could be in default at time of purchase. Each of the Principal LifeTime Funds and Strategic Asset Management Portfolios may invest in underlying funds that may invest in such securities.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a fund, the fund may retain the security if Principal or Sub-Advisor thinks it is in the best interest of shareholders.

Index Funds

Index funds generally attempt to mirror the investment performance of the index by allocating the fund's assets in approximately the same weightings as the index. However, it is unlikely that the fund's performance will perfectly correlate with the index performance for a variety of reasons. The correlation between fund performance and index performance may be affected by the fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares. Because of the difficulty and expense of executing relatively small securities trades, index funds may not always be invested in the less heavily weighted securities and may at times be weighted differently than the index.

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Industry Concentration

A fund that concentrates its investments (invests more than 25% of its net assets) in a particular industry (or group of industries) is more exposed to the overall condition of the particular industry than a fund that invests in a wider variety of industries. A particular industry could be affected by economic, business, supply-and-demand, political, or regulatory factors. Companies within the same industry could react similarly to such factors. As a result, a fund’s concentration in a particular industry would increase the possibility that the fund’s performance will be affected by such factors.

Initial Public Offerings ("IPOs")

An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a fund's asset base is small, a significant portion of the fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the fund. As the fund's assets grow, the effect of the fund's investments in IPOs on the fund's performance probably will decline, which could reduce the fund's performance. Because of the price volatility of IPO shares, a fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the fund's portfolio and lead to increased expenses to the fund, such as commissions and transaction costs. By selling IPO shares, the fund may realize taxable gains it will subsequently distribute to shareholders.

Leverage

If a fund makes investments in futures contracts, forward contracts, swaps and other derivative instruments, these instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the fund. The net asset value of a fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the fund to pay interest. Leveraging may cause a fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. To the extent that a fund is not able to close out a leveraged position because of market illiquidity, a fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations.

Liquidity Risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund's ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk

If a Sub-Advisor's investment strategies do not perform as expected, the fund could underperform other funds with similar investment objectives or lose money.

•	Active Management: The performance of a fund that is actively managed will reflect in part the ability of Principal and/or Sub-Advisor(s) to make investment decisions that are suited to achieving the fund's investment objective. Funds that are actively managed are prepared to invest in securities, sectors, or industries differently from the benchmark.
•	Passive Management: Index funds use a passive, or indexing, investment approach. Index funds do not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock or bond performance. Index funds attempt to replicate their relevant target index by investing primarily in the securities held by the index in approximately the same proportion of the weightings in the index. However, because of the difficulty of executing some relatively small securities trades, such funds may not always be invested in the less heavily weighted securities held by the index. An index fund's ability to match the performance of their relevant index may be affected by many factors, such as fund expenses, the timing of cash
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flows into and out of the fund, changes in securities markets, and changes in the composition of the index. Some index funds may invest in index futures and options on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Market Volatility and Issuer Risk

The value of a fund's portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund's investments are concentrated in certain sectors, its performance could be worse than the overall market. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. It is possible to lose money when investing in a fund.

Master Limited Partnerships

Master limited partnerships ("MLPs") tend to pay relatively higher distributions than other types of companies. The amount of cash that each individual MLP can distribute to its partners will depend on the amount of cash it generates from operations, which will vary from quarter to quarter depending on factors affecting the market generally and on factors affecting the particular business lines of the MLP. Available cash will also depend on the MLPs' level of operating costs (including incentive distributions to the general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs and other factors. The benefit derived from investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. If, as a result of a change in current law or a change in an MLP's business, an MLP were treated as a corporation for federal income tax purposes, the MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution would be reduced and the distributions received might be taxed entirely as dividend income.

Municipal Obligations and AMT-Subject Bonds

The term “municipal obligations” generally is understood to include debt obligations issued by municipalities to obtain funds for various public purposes. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit, with either limited or unlimited taxing power for the payment of principal and interest. Revenue bonds are not supported by the issuer's full taxing authority. Generally, they are payable only from the revenues of a particular facility, a class of facilities, or the proceeds of another specific revenue source.

"AMT-subject bonds" are municipal obligations issued to finance certain "private activities," such as bonds used to finance airports, housing projects, student loan programs, and water and sewer projects. Interest on AMT-subject bonds is an item of tax preference for purposes of the federal individual alternative minimum tax ("AMT") and will also give rise to corporate alternative minimum taxes. See "Tax Considerations" for a discussion of the tax consequences of investing in the fund.

Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect upon the ability of the fund to purchase sufficient amounts of tax-exempt securities.

Portfolio Turnover

"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds that engage in active trading may have high portfolio turnover rates. Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the fund) and may lower the fund's performance. Please consider all the factors when you compare the turnover rates of different funds. You should also be aware that the "total return" line in the Financial Highlights section reflects portfolio turnover costs.

No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests.

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Preferred Securities

Preferred securities generally pay fixed rate dividends and/or interest (though some are adjustable rate) and typically have "preference" over common stock in payment priority and the liquidation of a company's assets - preference means that a company must pay on its preferred securities before paying on its common stock, and the claims of preferred securities holders are typically ahead of common stockholders' claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed income securities - the fixed-income payments are expected to be the primary source of long-term investment return. In certain circumstances, an issuer of preferred securities may redeem the securities prior to their stated maturity date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in federal income tax or securities laws. As with call provisions, a redemption by the issuer may reduce the return of the security held by the fund. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in a fund that invests in preferred securities are more similar to those associated with a bond fund than a stock fund.

Real Estate Investment Trusts

Real estate investment trust securities ("REITs") involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are characterized as: equity REITs, which primarily own property and generate revenue from rental income; mortgage REITs, which invest in real estate mortgages; and hybrid REITs, which combine the characteristics of both equity and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. As an investor in a REIT, the fund will be subject to the REIT’s expenses, including management fees, and will remain subject to the fund's advisory fees with respect to the assets so invested. REITs are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Internal Revenue Code, and failing to maintain their exemptions from registration under the 1940 Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.

Real Estate Securities

Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market and the real estate industry in general. Generally, companies in the real estate industry are considered to be those that have principal activity involving the development, ownership, construction, management or sale of real estate; have significant real estate holdings, such as hospitality companies, healthcare facilities, supermarkets and mining, lumber and paper companies; and/or provide products or services related to the real estate industry, such as financial institutions that make and/or service mortgage loans and manufacturers or distributors of building supplies. Securities of companies in the real estate industry are sensitive to factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws.

Repurchase Agreements

Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected fund bears a risk of loss. To minimize such risks, the fund enters into repurchase agreements only with parties a Sub-Advisor deems creditworthy (those that are large, well-capitalized and well-established financial institutions). In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

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Royalty Trusts

A royalty trust generally acquires an interest in natural resource or chemical companies and distributes the income it receives to its investors. A sustained decline in demand for natural resource and related products could adversely affect royalty trust revenues and cash flows. Such a decline could result from a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand. Rising interest rates could harm the performance and limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields. Fund shareholders will indirectly bear their proportionate share of the royalty trusts' expenses.

Small and Medium Capitalization Companies

Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.

Temporary Defensive Measures

From time to time, as part of its investment strategy, each fund may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. To the extent that a fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, the fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which a fund may take temporary defensive measures. In taking such measures, a fund may fail to achieve its investment objective.

The Money Market Fund may invest in high-quality money market securities at any time.

Underlying Funds

An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal is the advisor to the Principal LifeTime Funds, SAM Portfolios, PVC Diversified Balanced Account, PVC Diversified Growth Account, and each of the underlying funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios. Either PGI or Edge also serves as Sub-Advisor to some or all of the underlying funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

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As of October 31, 2011, PFI SAM Portfolios, PFI Principal LifeTime Funds, PVC SAM Portfolios, PVC Principal LifeTime Accounts, PVC Diversified Balanced Account, and PVC Diversified Growth Account own the following percentages of the Funds listed below:

Fund	Total Percentage of Outstanding Shares Owned
Bond & Mortgage Securities Fund	64.25%
Diversified International Fund	59.04%
Government & High Quality Bond Fund	57.77%
Income Fund	63.71%
Inflation Protection Fund	54.26%
International Emerging Markets Fund	54.88%
LargeCap Blend II	33.55%
LargeCap Growth Fund	60.40%
LargeCap Growth Fund I	55.25%
LargeCap Growth Fund II	30.20%
LargeCap S&P 500 Index Fund	46.43%
LargeCap Value Fund	77.80%
LargeCap Value Fund III	35.90%
MidCap Blend Fund	15.53%
MidCap Growth Fund III	32.44%
MidCap S&P 400 Index Fund	10.04%
MidCap Value Fund I	23.89%
Real Estate Securities Fund	36.57%
Short-Term Income Fund	37.38%
SmallCap Growth Fund I	55.05%
SmallCap S&P 600 Index Fund	9.94%
SmallCap Value Fund II	48.23%

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

MANAGEMENT OF THE FUNDS

The Manager

Principal Management Corporation (“Principal”) serves as the manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

Principal provides investment advisory services with respect to 10-40% of the assets of the following Funds: LargeCap Blend Fund II, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap Value Fund III, MidCap Growth Fund III, MidCap Value Fund I, MidCap Value Fund III, SmallCap Growth Fund I, SmallCap Growth Fund II, and SmallCap Value Fund II. The remaining assets in each of these Funds will be managed by the sub-advisor(s) named in the prospectus.

Principal provides these investment advisory services through a portfolio manager who functions as a co-employee of Principal and Principal Global Investors, LLC ("PGI") under an investment service agreement. Through the agreement, the portfolio manager has access to PGI's equity management processes, systems, staff, proprietary quantitative model, portfolio construction disciplines, experienced portfolio management, and quantitative research staff. This portfolio manager also has access to PGI's trading staff and trade execution capabilities along with PGI's order management system, pre- and post-trade compliance system, portfolio accounting system and performance attribution and risk management system. Mariateresa Monaco has been the lead portfolio manager for the 10-40% of the assets to which Principal will provide investment advisory services since 2009.

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Mariateresa Monaco. Ms. Monaco has worked as a portfolio manager for Principal since 2009. Previously, she worked as a portfolio manager for Principal Global Investors, LLC, where she worked as a portfolio manager since 2005. Prior to that, Ms. Monaco worked for Fidelity Management and Research. She earned a master’s degree in Electrical Engineering from Politecnico di Torino, Italy, a master’s degree in Electrical Engineering from Northeastern University, and an M.B.A. from the Sloan School of Management at the Massachusetts Institute of Technology.

Principal provides a substantial part of the investment advisory services to each of the Principal LifeTime Funds directly, while engaging PGI as a sub-advisor to assist in providing those investment advisory services. The portfolio managers Principal has appointed for each Principal LifeTime Fund are James Fennessey, Jeffrey Tyler, and Randy Welch. The portfolio managers PGI has appointed for each Principal LifeTime Fund are David Blake and Dirk Laschanzky. Messrs. Fennessey, Tyler, Welch, Blake, and Laschanzky work as a team, sharing day-to-day management of the Principal LifeTime Funds; however, Mr. Tyler has ultimate decision making authority.

James W. Fennessey. Mr. Fennessey joined the Principal Financial Group in 2000. He is the Head of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the investment managers under the due diligence program that monitors investment managers used by the Principal Funds. Mr. Fennessey earned a B.S. in Business Administration, with an emphasis in Finance, and a minor in Economics from Truman State University. He has earned the right to use the Chartered Financial Analyst designation.

Jeffrey R. Tyler. Mr. Tyler joined Principal in 2011. Prior to that, Mr. Tyler was the Chief Investment Officer at EXOS Partners. From 1988-2009, Mr. Tyler was a Senior Vice President, Senior Portfolio Manager, and Manager of Taxable Fixed Income for American Century. He earned a B.A. in business economics and accounting from the University of California, Santa Barbara and a Master of Management in finance and economics from the J.L. Kellogg Graduate School of Management, Northwestern University. Mr. Tyler has earned the right to use the Chartered Financial Analyst designation.

Randy L. Welch. Mr. Welch joined the Principal Financial Group in 1989 and oversees the functions of the Investment Services group, which includes investment manager research, investment consulting, performance analysis, and investment communication. He is also responsible for the due diligence program that monitors investment managers used by the Principal Funds. Mr. Welch is an affiliate member of the Chartered Financial Analysts (CFA) Institute. Mr. Welch earned a B.A. in Business/ Finance from Grand View College and an M.B.A. from Drake University.

Cash Management Program

Each fund has cash available in its portfolios to meet redemption requests and to pay expenses. Additionally, funds receive cash flows when shareholders purchase shares. Principal will invest the cash, which comprises a very small portion of the funds' portfolios, in money market investments and in stock index futures contracts based on the Fund's market cap to gain exposure to the market. Stock index futures provide returns similar to those of common stocks. Principal believes that, over the long term, this strategy will enhance the investment performance of the Funds. Principal has implemented a cash management program for the following Funds: LargeCap Blend Fund II, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap Value Fund III, MidCap Growth Fund III, MidCap Value Fund I, MidCap Value Fund III, SmallCap Growth Fund I, and SmallCap Growth Fund II.

The Sub-Advisors

Principal has signed contracts with various Sub-Advisors. Under the sub-advisory agreements, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services to the portion of the assets for a specific Fund allocated to it by Principal. For these services, Principal pays the Sub-Advisor a fee.

Principal or the Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

Some of the Sub-Advisors may enter into co-employee agreements, investment service agreements, dual employee agreements, or other similar agreements with advisers with which they are affiliated. Through the agreements, the Sub-Advisor’s portfolio manager usually is accorded access to the portfolio management processes, systems, staff, proprietary quantitative model, portfolio construction disciplines, experienced portfolio management, and quantitative research staff of the affiliated investment advisory firm. Likewise, through the agreements, the portfolio manager

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usually has access to the trading staff and trade execution capabilities along with the order management system, pre- and post-trade compliance system, portfolio accounting system and portfolio accounting system and performance attribution and risk management system of the affiliated investment advisory firm.

Several of the Funds have multiple Sub-Advisors. For those Funds, a team at Principal, consisting of Jessica Bush, James Fennessey and Randy Welch, determines the portion of the Fund's assets each Sub-Advisor will manage and may, from time-to-time, reallocate Fund assets between the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors occur as a Sub-Advisor liquidates assets in the normal course of portfolio management or with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Jessica S. Bush. Ms. Bush, Senior Research Analyst, joined the Principal Financial Group in 2006. Prior to joining the Principal Financial Group she spent over three years at Putnam Investments. She is a member of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the sub-advisors under the due diligence program that monitors investment managers used by the Principal Funds. Ms. Bush earned a B.A. in Business Administration from the University of Michigan. She has earned the right to use the Chartered Financial Analyst designation.

The Fund summaries identified the portfolio managers and the funds they manage. Additional information about the portfolio managers follows. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.

Sub-Advisor:	AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, NY 10105, was founded in 1971 as an independent investment advisor registered with the SEC.

AllianceBernstein is the sub-advisor for a portion of the assets of the SmallCap Growth Fund I.

The portfolio managers listed below for the SmallCap Growth Fund I operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Bruce K. Aronow has been with AllianceBernstein since 1999. He earned a B.A. in Philosophy and Economics from Colgate University. Mr. Aronow has earned the right to use the Chartered Financial Analyst designation.

N. Kumar Kirpalani has been with AllianceBernstein since 1999. He earned a BTech from the Indian Institute of Technology and an M.B.A. from the University of Chicago. Mr. Kirpalani has earned the right to use the Chartered Financial Analyst designation.

Samantha S. Lau has been with AllianceBernstein since 1999. She earned a B.S. in Finance and Accounting from the Wharton School of the University of Pennsylvania. She has earned the right to use the Chartered Financial Analyst designation.

Wen-Tse Tseng has been with AllianceBernstein since 2006. Prior to joining the firm, he spent four years as the healthcare portfolio manager for the small-cap growth team at William D. Witter (the same team had previously managed assets for Weiss, Peck & Greer). He earned a B.S. from National Taiwan University, an M.S. in Molecular Genetics and Microbiology from Robert Wood Johnson Medical School-University of Medicine and Dentistry of New Jersey, and an M.B.A. from Graziadio School of Business and Management at Pepperdine University.

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Sub-Advisor:	American Century Investment Management, Inc. (“American Century”), American Century Tower, 4500 Main Street, Kansas City, MO 64111, was founded in 1958 and is a wholly owned subsidiary of American Century Companies, Inc.

American Century is the sub-advisor for a portion of the assets of the LargeCap Growth Fund II.

American Century uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund’s investment objective and strategy. The portfolio managers on the investment team are jointly and primarily responsible for the day-to-day management of the Fund.

Prescott LeGard has been with American Century since 1999. He earned B.A. in Economics from DePauw University. Mr. LeGard has earned the right to use the Chartered Financial Analyst designation.

Gregory J. Woodhams has been with American Century since 1997. He earned a bachelor’s degree in Economics from Rice University and a master’s degree in Economics from the University of Wisconsin at Madison. Mr. Woodhams has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”), 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201, is an investment advisory firm that was founded in 1979 and is a subsidiary of Old Mutual Asset Management (US) LLC, which is a subsidiary of Old Mutual plc, based in London, England.

BHMS is the sub-advisor for a portion of the assets of the MidCap Value Fund III and LargeCap Value Fund III.

The day-to-day portfolio management is shared by two portfolio managers. The Portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

The day-to-day portfolio management for the LargeCap Value Fund III is shared by multiple portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

James P. Barrow, founding partner of BHMS, has been with BHMS since 1979. He earned a B.S. from the University of South Carolina.

Robert J. Chambers joined BHMS in 1994. Mr. Chambers earned a B.S. from Drexel University. He has earned the right to use the Chartered Financial Analyst designation.

Timothy J. Culler joined BHMS in 1999. Mr. Culler earned a B.A. and MA from Miami University. He has earned the right to use the Chartered Financial Analyst designation.

Mark Giambrone has been with BHMS since 1998. He is a CPA and earned a B.S. from Indiana University and an M.B.A. from the University of Chicago.

Ray Nixon Jr. joined BHMS in 1994. Mr. Nixon earned a B.A. and MBA from the University of Texas.

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Sub-Advisor:	BlackRock Financial Management, Inc. (“BlackRock”), 55 East 52nd Street, New York, New York 10055, is a registered investment adviser organized in 1994. BlackRock and its affiliates manage investment company and other portfolio assets.

BlackRock is the sub-advisor for the Inflation Protection Fund.

The Inflation Protection Fund is managed by a team of financial professionals at BlackRock. Martin Hegarty and Brian Weinstein are jointly and primarily responsible for the day-to-day management of the Fund.

Martin Hegarty has been with BlackRock since 2010. Prior to joining the firm, he served as a Director at Bank of America Merrill lynch. He earned a B.S. in economics from Rhodes University, South Africa.

Brian Weinstein has been with BlackRock since 2000. He earned a B.A. in History from the University of Pennsylvania.

Sub-Advisor:	Brown Advisory, LLC (“Brown”), 901 South Bond Street, Suite 400, Baltimore, Maryland 21231, is a registered investment adviser and wholly-owned subsidiary of Brown Advisory Management, LLC.

Brown is the sub-advisor for a portion of the assets of the LargeCap Growth Fund I and a portion of the assets of the SmallCap Growth Fund I.

For the SmallCap Growth Fund I, day-to-day portfolio management is shared by two portfolio managers. They operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

Christopher A. Berrier has been with Brown since 2005 and has been partner and co-portfolio manager of the Firm's Small-Cap Growth Strategy since he joined the Firm. Mr. Berrier earned an A.B. from Princeton University.

Timothy W. Hathaway has been with Brown since 1995 and has been partner and co-portfolio manager of the Firm's Small-Cap Growth Strategy since 2005. Mr. Hathaway earned a B.A. from Randolph-Macon College and an M.B.A. from Loyola College in 2001. He has earned the right to use the Chartered Financial Analyst Designation.

Kenneth M. Stuzin has been with Brown since 1996. He earned a B.A. and an M.B.A. from Columbia University. Mr. Stuzin has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	ClearBridge Advisors, LLC (“ClearBridge”), 620 8th Avenue, New York, NY 10018, formed in 2005, is a wholly-owned subsidiary of Legg Mason, Inc.

ClearBridge is the sub-advisor for a portion of the assets of the LargeCap Blend Fund II.

Michael Kagan is lead portfolio manager for the mandate, along with Scott Glasser. As portfolio managers, they are aware of any and all activity in the portfolio, and share full authority for all purchase and sell decisions.

Scott Glasser joined ClearBridge in 2005 in connection with the Legg Mason/Citigroup transaction. Previously, Mr. Glasser was a Managing Director of Citigroup Global Markets, Inc. and served as a Portfolio Manager at Smith Barney Asset Management. He earned a B.A. from Middlebury College and an M.B.A. from Pennsylvania State University.

Michael Kagan joined ClearBridge in 2005 in connection with the Legg Mason/Citigroup transaction. Previously, Mr. Kagan was a Managing Director of Citigroup Global Markets, Inc. and served as a Portfolio Manager at Salomon Brothers Asset Management. He earned a B.A. from Harvard College.

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Sub-Advisor:	Columbus Circle Investors (“CCI”), Metro Center, One Station Place, Stamford, CT 06902, founded in 1975, is an affiliate of PGI and a member of the Principal Financial Group.

CCI is the sub-advisor for the LargeCap Growth Fund, the MidCap Growth Fund and a portion of the assets of the SmallCap Growth Fund I.

For the LargeCap Growth Fund, Anthony Rizza is the lead portfolio manager, and Thomas J. Bisighini, as co-portfolio manager, has responsibility for research and supports Mr. Rizza on the day-to-day management of the Fund.

For the MidCap Growth Fund, Clifford G. Fox is the lead portfolio manager and Michael Iacono and Katerina Wasserman are the co-portfolio managers. Mr. Fox has the final decision making authority, but Mr. Iacono and Ms. Wasserman have the authority to execute trades in Mr. Fox’s absence.

For the SmallCap Growth Fund I, Clifford G. Fox is the lead portfolio manager and Katerina Wasserman is the co-portfolio manager. Mr. Fox has the final decision making authority, but Ms. Wasserman has the authority to execute trades in Mr. Fox’s absence.

Thomas J. Bisighini has been with CCI since 2004. He earned a B.S. from Bentley College and an M.B.A. in Finance from Fordham University. Mr. Bisighini has earned the right to use the Chartered Financial Analyst designation.

Clifford G. Fox has been with CCI since 1992. He earned an M.B.A. from the Stern School of Business, New York University and a B.S. from the Wharton School, University of Pennsylvania. Mr. Fox has earned the right to use the Chartered Financial Analyst designation.

Michael Iacono has been with CCI since 1997. He earned a B.S. from Boston College. Mr. Iacono is a CPA and has earned the right to use the Chartered Financial Analyst designation.

Anthony Rizza has been with CCI since 1991. He earned a B.S. in Business from the University of Connecticut. Mr. Rizza has earned the right to use the Chartered Financial Analyst designation.

Katerina Wasserman has been with CCI since 2000. She earned a B.S. in Biochemistry from the State University of New York at Stony Brook and a master’s of Public Administration from the Robert F. Wagner Graduate School at New York University.

Sub-Advisor:	Dimensional Fund Advisors LP (“Dimensional”), 6300 Bee Cave Road, Building One, Austin, TX 78746, is a registered investment advisor organized in 1981.

Dimensional is the sub-advisor for a portion of the assets of the SmallCap Value Fund II.

In accordance with the team approach used to manage the portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by Dimensional's Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the portfolios including running buy and sell programs based on the parameters established by the Investment Committee. The portfolio manager named in the Fund summary coordinates the efforts of all other portfolio managers with respect to Dimensional's day to day management of the portion of the SmallCap Value Fund II allocated to it.

Stephen A. Clark has been with Dimensional since 2001. He earned a B.S. from Bradley University and an M.B.A. from the University of Chicago.

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Sub-Advisor:	Edge Asset Management, Inc. (“Edge”), 601 Union Street, Suite 2200, Seattle, WA 98101-1377, is an affiliate of Principal and a member of the Principal Financial Group. Edge has been in the business of investment management since 1944.

Edge is the sub-advisor for the Equity Income Fund, the Government & High Quality Bond Fund, the Income Fund, the Short-Term Income Fund, the SAM Balanced Portfolio, the SAM Conservative Balanced Portfolio, the SAM Conservative Growth Portfolio, the SAM Flexible Income Portfolio, and the SAM Strategic Growth Portfolio.

When more than one portfolio manager is identified as being responsible for the day-to-day portfolio management, the portfolio managers operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

Charles D. Averill previously was a senior quantitative analyst and has worked at Edge since 1990. He earned a bachelor’s degree in Economics from Reed College and an M.A. in Economics from Princeton University. Mr. Averill has earned the right to use the Chartered Financial Analyst designation.

Jill R. Cuniff became President of Edge in 2009 and became a portfolio manager in 2010. Prior to becoming the President of Edge, Ms. Cuniff was the President of Morley Financial. She earned a bachelor’s degree in Business Finance from Montana State University.

John R. Friedl has been with Edge since 1998. He earned a B.A. in Communications and History from the University of Washington and a master's degree in Finance from Seattle University. Mr. Friedl has earned the right to use the Chartered Financial Analyst designation.

Todd A. Jablonski, has been with Edge since 2010. Previously, he was an Executive Director and Portfolio manager at UBS. Prior to that, he was the lead portfolio manager of US large cap strategies at Credit Suisse Asset Management. He earned a bachelor’s degree in Economics from the University of Virginia and an M.B.A. with an emphasis in Quantitative Finance from New York University's Stern School of Business. Mr. Jablonski has earned the right to use the Chartered Financial Analyst designation.

Ryan P. McCann has been a portfolio manager for Edge since 2010. Previously, he was a portfolio manager and trader of structured mortgage products for Columbia Asset Management. He earned a B.A. in Business Administration from Washington State University. Mr. McCann has earned the right to use the Chartered Financial Analyst designation.

Scott J. Peterson has been with Edge since 2002. He earned a bachelor’s degree in Mathematics from Brigham Young University and an M.B.A. from New York University’s Stern School of Business. Mr. Peterson has earned the right to use the Chartered Financial Analyst designation.

Greg L. Tornga joined Edge in 2011. Previously, Mr. Tornga worked at Payden & Rygel Investment Management in Los Angeles. He earned a bachelor’s degree from the University of Michigan and an MBA from the Argyros School of Business at Chapman University. Mr. Tornga has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	Emerald Advisers, Inc. (“Emerald”), 3175 Oregon Pike, Leola, PA 17540, is a wholly owned subsidiary of Emerald Asset Management incorporated in 1991.

Emerald is the sub-advisor for a portion of the assets of the SmallCap Growth Fund II.

The portfolio managers work as a team. Each person has the authority to make buy and sell decisions for the portfolio. Each also has sector-specific research responsibilities as well.

Joseph W. Garner has been with Emerald since 1994. He earned a B.A. in Economics from Millersville University and an M.B.A. from the Katz Graduate School of Business, University of Pittsburgh.

Kenneth G. Mertz II has been with Emerald since 1992. He earned a B.A. in Economics from Millersville University. Mr. Mertz has earned the right to use the Chartered Financial Analyst designation.

Stacey L. Sears has been with Emerald since 1991. She earned a B.S. in Business Administration from Millersville University and an M.B.A. from Villanova University.

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Sub-Advisor:	Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, NY 10282, has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co.

GSAM is the sub-advisor for a portion of the assets of the MidCap Value Fund I.

The day-to-day portfolio management is shared by multiple portfolio managers. In each such case, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Dolores Bamford has been with GSAM since 2002. She earned a B.A. from Wellesley College and an M.S. from MIT Sloan School of Management. Ms. Bamford has earned the right to use the Chartered Financial Analyst designation.

Andrew Braun has been with GSAM since 1993. He earned a B.A. in Economics from Harvard University and an M.B.A. in Finance and Economics from the Stern School of Business at New York University.

Sean Gallagher has been with GSAM since 2000. He earned a B.S. in Finance from Drexel University and an M.B.A. in Finance and Accounting from Stern School of Business at New York University.

Sub-Advisor:	Jacobs Levy Equity Management, Inc. (“Jacobs Levy”), 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650, founded in 1986, is an independent equity manager, focused exclusively on the management of U.S. equity portfolios for institutional clients.

Jacobs Levy is the sub-advisor for a portion of the assets of the MidCap Growth Fund III.

The two Principals, Bruce Jacobs and Ken Levy, are jointly responsible for the design and implementation of the Jacobs Levy investment process and the management of all client portfolios. There is no limitation on the authority of one portfolio manager in relation to another.

Bruce I. Jacobs co-founded Jacobs Levy in 1986. He earned a B.A. from Columbia College, an M.S. in Operations Research and Computer Science from Columbia University, an MSIA from Carnegie Mellon University’s Graduate School of Industrial Administration, and an M.A. in Applied Economics and a Ph.D. in Finance from the University of Pennsylvania’s Wharton School.

Kenneth N. Levy co-founded Jacobs Levy in 1986. He earned a B.A. in Economics from Cornell University and an M.B.A. and an M.A. in Business Economics from the University of Pennsylvania’s Wharton School. Mr. Levy has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	Los Angeles Capital Management and Equity Research, Inc. (“L.A. Capital”), 11150 Santa Monica Boulevard, Suite 200, Los Angeles, CA 90025, is an independent, employee-owned firm.

L.A. Capital is the sub-advisor for a portion of the assets of the MidCap Value Fund I and a portion of the assets of the SmallCap Value Fund II.

The day-to-day portfolio management is shared by multiple portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Daniel E. Allen joined L.A. Capital in 2009. Previously, he was with Wilshire Associates Incorporated and Wilshire Consulting Division. He earned a B.B.A. from Pacific Lutheran University and an M.B.A. from University of Chicago Booth School of Business. Mr. Allen has earned the right to use the Chartered Financial Analyst Designation.

Hal W. Reynolds co-founded L.A. Capital in 2002. He earned a B.A. from the University of Virginia and an M.B.A. from the University of Pittsburgh. Mr. Reynolds has earned the right to use the Chartered Financial Analyst designation.

Thomas D. Stevens co-founded L.A. Capital in 2002. He earned a B.B.A. and M.B.A. from the University of Wisconsin. Mr. Stevens has earned the right to use the Chartered Financial Analyst designation.

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Sub-Advisor:	Montag & Caldwell, LLC (“M&C”), 3455 Peachtree Rd., NE, Suite 1200, Atlanta, Georgia 30326, is an employee owned registered investment adviser which on September 24, 2010 succeeded the business of Montag & Caldwell, Inc., a registered investment adviser founded in 1945.

M&C is the sub-advisor for a portion of the assets of the LargeCap Growth Fund II.

Mr. Canakaris leads the M&C Investment Policy Group, which as a team has overall responsibility for the security selection process of the Firm’s Large Cap Growth strategy. Mr. Maxwell is the primary portfolio manager. In addition to handling the day-to-day management of the portfolio, he also participates in the security selection process for the Firm’s Large Cap Growth strategy. Mr. Markwalter is the back-up portfolio manager for the Fund. He assists with the day-to-day management of the portfolio, and also participates in the security selection process for the Firm’s Large Cap Growth strategy.

Ronald Canakaris has been with M&C since 1972. He earned a B.S. and B.A. from the University of Florida. He has earned the right to use the Chartered Financial Analyst designation.

Charles E. Markwalter has been with M&C since 1998. He earned a B.A. from Dartmouth College. Mr. Markwalter has earned the right to use the Chartered Financial Analyst designation.

Grover C. Maxwell III has been with M&C since 1988. He earned a B.A. from The University of the South and an M.B.A. from Emory University. Mr. Maxwell has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	Principal Global Investors, LLC (“PGI”), 801 Grand Avenue, Des Moines, IA 50392, is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group

PGI is the sub-advisor for the Bond & Mortgage Securities Fund, the Diversified International Fund, the International Emerging Markets Fund, the LargeCap S&P 500 Index Fund, the LargeCap Value Fund, the MidCap Blend Fund, the MidCap S&P 400 Index Fund, the Money Market Fund, the Principal LifeTime 2010 Fund, the Principal LifeTime 2020 Fund, the Principal LifeTime 2030 Fund, the Principal LifeTime 2040 Fund, the Principal LifeTime 2050 Fund, the Principal LifeTime Strategic Income Fund, the SmallCap Blend Fund, the SmallCap S&P 600 Index Fund, and a portion of the assets of the MidCap Value Fund III.

As reflected in the fund summaries, the day-to-day portfolio management, for some funds, is shared by multiple portfolio managers. In each such case, except where noted in the Management of the Funds section describing the management of the Principal LifeTime Funds, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Michael Ade has been with PGI since 2001. As a co-employee of PGI and Principal Global Investors (Singapore) Limited, Mr. Ade manages Principal Fund assets as an employee of PGI. He earned a bachelor's degree in Finance from the University of Wisconsin. Mr. Ade has earned the right to use the Chartered Financial Analyst designation.

William C. Armstrong has been with PGI since 1992. He earned a bachelor’s degree from Kearney State College and a master’s degree from the University of Iowa. Mr. Armstrong has earned the right to use the Chartered Financial Analyst designation.

David M. Blake has been with PGI since 2000. He earned a bachelor’s degree and an M.B.A. from Saint Louis University. Mr. Blake has earned the right to use the Chartered Financial Analyst designation.

Paul H. Blankenhagen has been with PGI since 1992. He earned a bachelor’s degree in Finance from Iowa State University and a master’s degree from Drake University. Mr. Blankenhagen has earned the right to use the Chartered Financial Analyst designation.

Juliet Cohn has been with PGI since 2003. As a co-employee of PGI and Principal Global Investors (Europe) Limited (“PGI Europe”), Ms. Cohn manages Principal Fund assets as an employee of PGI. She earned a bachelor's degree in Mathematics from Trinity College, Cambridge, England.

Mihail Dobrinov has been with PGI since 1995. He earned an M.B.A. in Finance from the University of Iowa and a law degree from Sofia University, Bulgaria. Mr. Dobrinov has earned the right to use the Chartered Financial Analyst designation. (Mr. Dobrinov does not provide legal services on behalf of any of the member companies of the Principal Financial Group.)

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Joel Fortney has been with PGI since 2001. He earned a bachelor's degree in Finance from the University of Iowa. Mr. Fortney has earned the right to use the Chartered Financial Analyst designation.

Arild Holm has been with PGI since 2002. He earned a bachelor’s degree in Management Sciences from the University of Manchester Institute of Science and Technology (England) and an M.B.A. in Finance from the University of Colorado. Mr. Holm has earned the right to use the Chartered Financial Analyst designation.

Thomas L. Kruchten has been with PGI since 2005. He earned a B.A. in finance from the University of Northern Iowa. Mr. Kruchten has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Society of Iowa.

Dirk Laschanzky has been with PGI since 1997. He earned a B.A. and an M.B.A., both in Finance, from the University of Iowa. Mr. Laschanzky has earned the right to use the Chartered Financial Analyst designation.

K. William Nolin has been with PGI since 1993. He earned a bachelor’s degree in Finance from the University of Iowa and an M.B.A. from the Yale School of Management. Mr. Nolin has earned the right to use the Chartered Financial Analyst designation.

Phil Nordhus has been with PGI since 1990. He earned a bachelor’s degree in Economics from Kansas State University and an M.B.A. from Drake University. Mr. Nordhus has earned the right to use the Chartered Financial Analyst designation.

Brian Pattinson has been with Principal Global Investors since 1994. He earned a bachelor's degree and an M.B.A. in Finance from the University of Iowa. Mr. Pattinson has earned the right to use the Chartered Financial Analyst designation.

Tracy Reeg has been with PGI since 1993. She earned a bachelor’s degree in Finance from the University of Northern Iowa.

Michael L. Reynal has been with PGI since 2001. He earned a B.A. in History from Middlebury College, an M.B.A. from the Amos Tuck School at Dartmouth College and an M.A. in History from Christ’s College at the University of Cambridge.

Alice Robertson has been with the Principal Financial Group since 1990. She earned a bachelor’s degree in Economics from Northwestern University and a master’s degree in Finance and Marketing from DePaul University.

Jeffrey A. Schwarte has been with PGI since 1993. He earned a bachelor’s degree in Accounting from the University of Northern Iowa. Mr. Schwarte is a CPA and has earned the right to use the Chartered Financial Analyst designation.

Timothy R. Warrick has been with PGI since 1990. He earned a bachelor’s degree in Accounting and Economics from Simpson College and an M.B.A. in Finance from Drake University. Mr. Warrick has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	Principal Real Estate Investors, LLC (“Principal - REI”), 801 Grand Avenue, Des Moines, IA 50392, an indirect wholly owned subsidiary of Principal Life, an affiliate of Principal, and a member of the Principal Financial Group, was founded in 2000.

Principal-REI is the sub-advisor for the Real Estate Securities Fund.

The day-to-day portfolio management for some funds is shared by multiple portfolio managers. In each such case, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Matt Richmond has been with Principal – REI since 2000. He earned a bachelor’s degree in Finance from University of Nebraska and an M.B.A. from the University of Iowa.

Kelly Rush has been with the real estate investment area for the firm since 1987. He earned a B.A. in Finance and an M.B.A. in Business Administration from the University of Iowa. Mr. Rush has earned the right to use the Chartered Financial Analyst designation.

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Sub-Advisor:	T. Rowe Price Associates, Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, MD 21202, a wholly owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 70 years of investment management experience.

T. Rowe Price is the sub-advisor for a portion of the assets of the LargeCap Blend Fund II and a portion of the assets of the LargeCap Growth Fund I.

Ms. Dopkin serves as a portfolio coordinator for the LargeCap Blend Fund II. In addition to making certain stock selection decisions, she is responsible for ensuring adherence to portfolio constraints and risk controls, along with managing inter-analyst activity. As the lead portfolio coordinator, Ms. Dopkin has ultimate accountability for the LargeCap Blend Fund II.

Anna M. Dopkin has been with T. Rowe Price since 1996. She earned a B.S. from the Wharton School of the University of Pennsylvania. Ms. Dopkin has earned the right to use the Chartered Financial Analyst designation.

Ann M. Holcomb has been with T. Rowe Price since 1996. She earned a B.A. in Mathematics from Goucher College and an M.S. in Finance from Loyola College. Ms. Holcomb has earned the right to use the Chartered Financial Analyst designation.

Robert W. Sharps has been with T. Rowe Price since 1997. He earned a B.S. in Accounting from Towson University and an M.B.A. in Finance from the Wharton School, University of Pennsylvania. He has earned the right to use the Chartered Financial Analyst designation and the Certified Public Accountant accreditation.

Sub-Advisor:	Turner Investments, L.P. (“Turner”), 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312, formed in 1990, is an employee-owned investment management firm.

Turner is the sub-advisor for a portion of the assets of the MidCap Growth Fund III.

Turner takes a team approach to investment management. The portfolio manager, and decision maker for all transactions is Christopher McHugh. Mr. McHugh is supported by the Growth Equity Team, which is comprised of 24 additional sector analysts who make buy and sell recommendations in their areas of expertise.

Christopher K. McHugh is a co-founder of Turner. He earned a B.S. in Accounting from Philadelphia University and an M.B.A. in Finance from St. Joseph’s University.

Sub-Advisor:	Vaughan Nelson Investment Management, LP (“Vaughan Nelson”), 600 Travis Street, Suite 6300, Houston, Texas 77002, was founded in 1970 and is a wholly-owned affiliated under Natixis Global Asset Management.

Vaughan Nelson is the sub-advisor for a portion of the assets of the SmallCap Value Fund II.

The portfolio managers operate as a team making portfolio composition and buy/sell decisions. However, Chris Wallis, as team leader, has final decision-making authority.

Chris D. Wallis has been with Vaughan Nelson since 1999. He earned a B.B.A. in Accounting from Baylor University and an M.B.A. from Harvard Business School. Mr. Wallis has earned the right to use the Chartered Financial Analyst designation.

Scott J. Weber has been with Vaughan Nelson since 2003. He earned a B.S. in Natural Resources from The University of the South and an M.B.A. from Tulane University. Mr. Weber has earned the right to use the Chartered Financial Analyst designation.

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Sub-Advisor:	Westwood Management Corp. (“Westwood”), 200 Crescent Court, Suite 1200, Dallas, Texas 75201, a New York corporation formed in 1983, is a wholly owned subsidiary of Westwood Holdings Group, Inc.

Westwood is the sub-advisor for a portion of the assets of the LargeCap Value Fund III.

The day-to-day portfolio management is shared by a portfolio management team that has responsibility for security research and portfolio management.

Lisa Dong has been with Westwood since 2000 and part of the large cap team since 2008. She earned a BA in English Language and Literature from East China Normal University and an MBA from Texas Christian University with a concentration in Finance. Ms. Dong has earned the right to use the Chartered Financial Analyst designation.

Mark R. Freeman has been with Westwood since 1999. He earned a B.A. in Economics from Millsaps College and an M.S. in Economics from Louisiana State University. Mr. Freeman has earned the right to use the Chartered Financial Analyst designation.

Scott D. Lawson has been with Westwood since 2003. He earned a B.S. in Economics from Texas Christian University and an M.B.A. from St. Louis University. Mr. Lawson has earned the right to use the Chartered Financial Analyst designation.

Jay K. Singhania has been with Westwood since 2001. He earned a B.B.A. in Finance from the University of Texas at Austin and participated in its M.B.A. Undergraduate Financial Analyst Program, specializing in the Energy sector. Mr. Singhania has earned the right to use the Chartered Financial Analyst designation.

Fees Paid to Principal

Each Fund pays Principal a fee for its services, which includes the fee Principal pays to the Sub-Advisor. The fee each Fund paid (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2011 was:

Bond & Mortgage Securities	0.52%	Money Market	0.39%
Diversified International	0.87%	Principal LifeTime 2010	0.03%
Government & High Quality Bond	0.50%	Principal LifeTime 2020	0.03%
Income	0.50%	Principal LifeTime 2030	0.03%
Inflation Protection	0.39%	Principal LifeTime 2040	0.03%
International Emerging Markets	1.18%	Principal LifeTime 2050	0.03%
LargeCap Blend II	0.74%	Principal LifeTime Strategic Income	0.03%
LargeCap Growth	0.63%	Real Estate Securities	0.83%
LargeCap Growth I	0.62%	SAM Balanced Portfolio	0.34%
LargeCap Growth II	0.88%*	SAM Conservative Balanced Portfolio	0.34%
LargeCap S&P 500 Index	0.15%	SAM Conservative Growth Portfolio	0.34%
LargeCap Value	0.43%	SAM Flexible Income Portfolio	0.34%
LargeCap Value III	0.78%	SAM Strategic Growth Portfolio	0.34%
MidCap Blend	0.63%	Short-Term Income	0.43%
MidCap Growth	0.65%	SmallCap Blend	0.75%
MidCap Growth III	0.96%	SmallCap Growth I	1.08%
MidCap S&P 400 Index	0.15%	SmallCap Growth II	1.00%
MidCap Value I	0.98%	SmallCap S&P 600 Index	0.15%
MidCap Value III	0.65%	SmallCap Value II	0.99%
*	Management Fees have been restated to reflect current fees. Effective November 1, 2011, Management Fees were reduced.

A discussion regarding the basis for the Board of Directors approval the management agreement with Principal and the sub-advisory agreements with each Sub-Advisor is available in the semi-annual report to shareholders for the period ended April 30, 2011 and in the annual report to shareholders for the fiscal year ended October 31, 2011.

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Expense Limit

Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2013. The limit will maintain the level of Distribution Fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Voluntary Waiver

Bond and Mortgage Securities Fund

Principal has voluntarily agreed to limit the Fund’s expenses attributable to Class J shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense.  The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.99%.  The expense limit may be terminated at any time.

Money Market Fund

Principal has voluntarily agreed to limit the Fund's expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at anytime.

Short-Term Income Fund

Principal has voluntarily agreed to limit the Fund’s expenses attributable to Class J shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense.  The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.00%.  The expense limit may be terminated at any time.

Manager of Managers

The Fund operates as a Manager of Managers. Under an order received from the SEC, the Fund and Principal, may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with Principal, without obtaining shareholder approval. For any Fund that is relying on that order, Principal may, without obtaining shareholder approval:

•	hire one or more Sub-Advisors;
•	change Sub-Advisors; and
•	reallocate management fees between itself and Sub-Advisors.

Principal has ultimate responsibility for the investment performance of each Fund that utilizes a Sub-Advisor due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the other purchasers, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of each of the Funds have approved the Fund's reliance on the order; however, only the Inflation Protection, LargeCap Blend II, LargeCap Growth I, LargeCap Growth II, LargeCap Value III, MidCap Growth III, MidCap Value I, MidCap Value III, SmallCap Growth I, SmallCap Growth II, and SmallCap Value II Funds intend to rely on the order.

PRICING OF FUND SHARES

Each Fund's shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange ("NYSE") is open (share prices are not calculated on the days on which the NYSE is closed for trading, generally New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday/ Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). The share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price we calculate after we receive the order at our transaction processing center in Canton, Massachusetts. To process your purchase order on the day we receive it, we must receive the order (with complete information):

•	on a day that the NYSE is open and
•	prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.

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If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, the application and check will be returned to you.

For all Funds, except the Money Market Fund, the share price is calculated by:

•	taking the current market value of the total assets of the Fund
•	subtracting liabilities of the Fund
•	dividing the remainder proportionately into the classes of the Fund
•	subtracting the liability of each class
•	dividing the remainder by the total number of shares outstanding for that class.

With respect to the Principal LifeTime Funds and SAM Portfolios, which invest in other registered investment company Funds, each Fund's NAV is calculated based on the NAV of such other registered investment company funds in which the fund invests.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the Statement of Additional Information.

Notes:

•	If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
•	A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a Fund's NAV are the market quotations as of the close of the foreign market. Foreign securities and currencies are also converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to "fair value" some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund's NAV is calculated.

Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If Principal believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund's NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

•	Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.
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PURCHASE OF FUND SHARES

Principal Funds, Inc. offers funds in multiple share classes: A, B, C, J, Institutional, R-1, R-2, R-3, R-4, R-5, and P. Funds available in multiple share classes have the same investments, but differing expenses. Class J shares are available in this prospectus.

Class J shares are currently available only through registered representatives of:

•	Princor who are also employees of Principal Life (These registered representatives are sales counselors of Principal Connection, a distribution channel used to directly market certain products and services of the companies of the Principal Financial Group.) and
•	selected broker-dealers that have entered into a selling agreement to offer Class J shares.

For more information about Class J shares of the Funds, please call the Connection at 1-800-243-4380, extension 704.

Fill out the Principal Funds (or the IRA, SEP or SIMPLE) application completely. You must include:

•	the name you want to appear on the account;
•	the Principal Funds in which you want to invest;
•	the amount of the investment;
•	your Social Security number; and
•	other required information.

The Fund requires a minimum initial investment of $1,000. Subsequent investment minimums are $100.

•	Principal Funds may reject or cancel any purchase orders for any reason. For example, Principal Funds does not intend to permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, Principal Funds may reject any purchase orders from market timers or investors that, in Principal's opinion, may be disruptive to the Funds. For these purposes, Principal may consider an investor's trading history in the Funds or other Funds sponsored by Principal Life and accounts under common ownership or control. Principal may recommend to the Board, and the Board may elect, to close certain funds to new and existing investors.
•	If you are making an initial purchase of Principal Funds of $1,000,000 or more and have selected Class J shares, the purchase will be of Class A shares of the Fund(s) you have selected. If you are making subsequent purchases into your existing Principal Funds Class J share accounts and the combined value of the subsequent investment and your existing Class A, Class B, Class C, and Class J share accounts combined for Rights of Accumulation purposes exceeds $1,000,000, the subsequent investment will be applied to purchase Class A shares of the Fund(s) you have selected. Purchases made by you, your spouse or domestic partner, your children, the children of your spouse or domestic partner up to and including the age of 25 and/or a trust created by or primarily for the benefit of such persons (together “a Qualified Purchaser”) will be combined along with the value of existing Class A, B, C, and J shares of Principal Funds owned by such persons, to determine the applicable sales charge. Class A shares of Money Market Fund are not included in the calculation unless they were acquired in exchange from other Principal Funds shares.

However, if you have selected a Fund which does not offer A shares, we will contact you for instructions as to how to allocate your purchase. As of the date of this prospectus, the following Funds, available in this Prospectus, do not offer Class A shares: LargeCap Blend II, LargeCap Growth I, LargeCap Growth II, LargeCap Value III, MidCap Growth, MidCap Growth III, MidCap S&P 400 Index, MidCap Value I, MidCap Value III, SmallCap Growth I, SmallCap Growth II, SmallCap S&P 600 Index, and SmallCap Value II.

•	The minimum investment applies on a per Fund level, not on the total investment being made.

To eliminate the need for safekeeping, Principal Funds will not issue certificates for shares. Principal Funds may periodically close to new purchases of shares or refuse any order to buy shares if Principal determines that doing so would be in the best interests of Principal Funds and its shareholders.

Accounts with foreign addresses cannot be established. If an existing shareholder with a U.S. address moves to a foreign location and updates the address on the shareholder's account, we are unable to process any purchases or exchanges on that account.

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Payments are to be made via personal or financial institution check (for example, a bank or cashier's check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, starter checks, money orders, travelers' checks, credit card checks, and foreign checks.

Payment. Payment for shares of Principal Funds purchased as a direct rollover IRA is made by the retirement plan trustees. Payment for other shares is generally made via personal check or cashiers check. We consider your purchase of Fund shares by check to be your authorization to make an automated clearing house (“ACH”) debit entry to your account. Shares purchased by check may be sold only after the check has cleared your bank, which may take up to 7 calendar days.

Your Financial Professional can help you buy shares of Principal Funds by mail, through bank wire, direct deposit or Automatic Investment Plan. Contact Principal Funds at 1-800-222-5852 to obtain bank wire instructions. No wires are accepted on days when the NYSE is closed or when the Federal Reserve is closed (because the bank that would receive your wire is closed).

Direct Deposit

Your Financial Professional can help you make a Direct Deposit from your paycheck (if your employer approves) or from a government allotment. Direct Deposit allows you to deposit automatically all or part of your paycheck (or government allotment) to your Principal Funds account(s). You will receive a Direct Deposit Authorization Form to give to your employer or the governmental agency (either of which may charge a fee for this service). Shares will be purchased on the day the ACH notification is received by the transfer agent’s bank. On days when the NYSE is closed, but the bank receiving the ACH notification is open, your purchase will be priced at the next calculated share price.

Automatic Investment Plan

Your Financial Professional can help you establish an Automatic Investment Plan. You may make regular monthly investments with automatic deductions from your bank or other financial institution account. You select the day of the month the deduction is to be made (if none is selected, the investment will be made on the 15th of the month). If that date is a non-trading day, we will process the deduction on the next trading day. If the next trading day falls in the next month or year, we will process the deduction on the day prior to your selected day. The minimum initial investment is waived if you set up an Automatic Investment Plan when you open your account. Minimum monthly purchase is $100 per Fund.

Note:	No salesperson, broker-dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been provided or made by Principal Funds, a Fund, Principal, any Sub-Advisor, or PFD.

REDEMPTION OF FUND SHARES

After you place a sell order in proper form, shares are sold using the next share price calculated. The amount you receive will be reduced by any applicable CDSC. There is no additional charge for a sale of shares; however, you will be charged a $10 wire fee if you have the sale proceeds wired to your bank. Generally, the sale proceeds are sent out on the next business day* after the sell order has been placed. It may take additional business days for your financial institution to post this payment to your account at that financial institution. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other arrangements are made). A Fund can only sell shares after your check making the Fund investment has cleared your bank, which may take up to 7 calendar days. A sell order from one owner is binding on all joint owners.

*	a day when the NYSE is open for normal business

Distributions from IRA, SEP, SIMPLE, and SAR-SEP accounts may be taken as:

•	lump sum of the entire interest in the account,
•	partial interest in the account, or
•	periodic payments of either a fixed amount or an amount based on certain life expectancy calculations.

Tax penalties may apply to distributions before the participant reaches age 59 1/2.

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Selling shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.

Generally, sales proceeds checks are:

•	payable to all owners on the account (as shown in the account registration) and
•	mailed to the address on the account (if not changed within last 15 days) or previously authorized bank account.

For other payment arrangements, please call Principal Funds. You should also call Principal Funds for special instructions that may apply to sales from accounts:

•	when an owner has died;
•	for certain employee benefit plans; or
•	owned by corporations, partnerships, agents, or fiduciaries.

Payment for shares sold is generally sent the business day after the sell order is received. Under unusual circumstances, Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Within 60 calendar days after the sale of J shares, you may reinvest the amount of the sale proceeds into any Principal Funds Class J shares fund; shares purchased by redemption proceeds are not subject to the eighteen month CDSC. It is the responsibility of the shareholder to notify the Fund at the time of repurchase if the purchase proceeds are from a redemption of the Fund within the past 60 days.

The transaction is considered a sale for federal (and state) income tax purposes even if the proceeds are reinvested. If a loss is realized on the sale, the reinvestment may be subject to the “wash sale” rules resulting in the postponement of the recognition of the loss for tax purposes.

CDSC-Free withdrawal privilege. Sales may be subject to a CDSC. Redemption of Class J shares made through a systematic withdrawal plan in an amount of up to 1.00% per month (measured cumulatively with respect to non-monthly plans) of the value of the Fund account at the time, and beginning on the date, the systematic withdrawal plan is established) may be made without a CDSC. The free withdrawal privilege not used in a calendar year is not added to the free withdrawal privileges for any following year.

Sell shares by mail:

•	Send a distribution form (available at www.PrincipalFunds.com or by calling 1-800-222-5852) which is signed by the owner/owners of the account to:

Principal Funds

P.O. Box 55904

Boston, MA 02205

•	Medallion Signature Guarantee* will be required if the:
•	sell order is for more than $100,000;
•	wire or ACH is being sent to a shareholder's U.S. bank account not previously authorized or the request does not include a voided check or deposit slip indicating a common owner between the bank account and mutual fund account;
•	check is being sent to an address other than the account address;
•	account address has been changed within 15 days of the sell order; or
•	check is payable to a party other than the account shareholder(s), Principal Life or a retirement plan trustee or custodian that has agreed in writing to accept a transfer of assets from the Fund.
*	If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guarantee by a notary public or savings bank is not acceptable.
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Sell shares in amounts of $100,000 or less by telephone

•	The combined amount requested from all funds to which the redemption request relates is $100,000 or less.
•	The address on the account must not have been changed within the last 15 days and telephone privileges must apply to the account from which the shares are being sold.
•	If our phone lines are busy, you may need to send in a written sell order.
•	To sell shares the same day, the order must be received in good order before the close of normal trading on the NYSE (generally 3:00 p.m. Central Time).
•	Telephone redemption privileges are NOT available for Principal Funds 403(b) plans and certain employee sponsored benefit plans.
•	If previously authorized, checks can be sent to a shareholder's U.S. bank account.

Systematic withdrawal plans

You may set up a systematic withdrawal plan on a monthly, quarterly, semiannual or annual basis to:

•	sell enough shares to provide a fixed amount of money ($100 minimum amount; the required minimum is waived to the extent necessary to meet required minimum distributions as defined by the Internal Revenue Code);
•	pay insurance or annuity premiums or deposits to Principal Life (call us for details); and
•	provide an easy method of making monthly installment payments (if the service is available from your creditor who must supply the necessary forms).

You can set up a systematic withdrawal plan by:

•	completing the applicable section of the application; or
•	sending us your written instructions; or
•	calling us if you have telephone privileges on the account (telephone privileges may not be available for all types of accounts).

Your systematic withdrawal plan continues until:

•	you instruct us to stop; or
•	your Fund account balance is zero.

When you set up the withdrawal plan, you select which day you want the sale made (if none is selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year prior to your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.

Sales made under your systematic withdrawal plan will reduce and may eventually exhaust your account. The Funds do not normally accept purchase payments while a systematic withdrawal plan is in effect (unless the purchase represents a substantial addition to your account).

The Fund from which the systematic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw.

Distributions in Kind. Payment for shares of the Funds tendered for redemption is ordinarily made by check. However, the Funds may determine that it would be detrimental to the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the Funds may pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the Fund’s portfolio in lieu of cash. If a Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this prospectus.

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EXCHANGE OF FUND SHARES

Your shares in the Funds may be exchanged without a CDSC for the same share class of any other Principal Funds. However, the original purchase date of the shares from which an exchange is made is used to determine if newly acquired shares are subject to a CDSC when they are sold. The Fund reserves the right to revise or terminate the exchange privilege at any time.

You may exchange shares by:

•	sending a written request to:

Principal Funds

P.O. Box 55904

Boston, MA 02205

•	completing an Exchange Authorization Form (available on www.principalfunds.com or by calling 1-800-222-5852).
•	via the Internet at www.principalfunds.com.
•	calling us, if you have telephone privileges on the account.

Automatic Exchange Election

This election authorizes an exchange from one Principal Funds to another on a monthly, quarterly, semiannual or annual basis. You can set up an automatic exchange by:

•	completing an automatic Exchange Election form available on www.principalfunds.com,
•	completing the Automatic Exchange Election section of the application,
•	calling us if telephone privileges apply to the account from which the exchange is to be made, or
•	sending us your written instructions.

Your automatic exchange continues until:

•	you instruct us to stop by calling us if telephone privileges apply to the account or by sending us your written instructions; or
•	your Fund account balance is zero.

You may specify the day of the exchange (if none is selected, the exchange will be made on the 15th of the month). If the selected day is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year prior to your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.

General

•	An exchange by any joint owner is binding on all joint owners.
•	If you do not have an existing account in the Fund to which the exchange is being made, a new account is established. The new account has the same owner(s), dividend and capital gain options and broker-dealer of record as the account from which the shares are being exchanged.
•	All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired.
•	You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
•	For an exchange to be effective the day we receive your instruction, we must receive the instruction in good order at our transaction processing center in Canton, Massachusetts before the close of normal trading on the NYSE (generally 3 p.m. Central Time).

When money is exchanged or transferred from one account registration or tax identification number to another, the account holder is relinquishing his or her rights to the money. Therefore exchanges and transfers can only be accepted by telephone if the exchange (transfer) is between:

•	accounts with identical ownership,
•	an account with a single owner to one with joint ownership if the owner of the single owner account is also an owner of the account with joint ownership,
•	a single owner to a Uniform Transfer to Minors Act ("UTMA") account if the owner of the single owner account is also the custodian on the UTMA account, or
•	a single or jointly owned account to an IRA account to fund the yearly IRA contribution of the owner (or one of the owners in the case of a jointly owned account).
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The exchange is treated as a sale of shares for federal (and state) income tax purposes and may result in a capital gain or loss. Income tax rules regarding the calculation of cost basis may make it undesirable in certain circumstances to exchange shares within 90 days of their purchase.

Fund shares used to fund an employee benefit plan may be exchanged only for shares of other Principal Funds available to employee benefit plans. Such an exchange must be made by following the procedures provided in the employee benefit plan and the written service agreement.

DIVIDENDS AND DISTRIBUTIONS

Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. The Funds pay their net investment income to record date shareholders; this record date is the business day prior to the payment date. The payment schedule is as follows:

•	The Bond & Mortgage Securities, Government & High Quality Bond, Income, and Short-Term Income Funds declare dividends of their daily net investment income each day their shares are priced. The Funds pay out their accumulated declared dividends monthly.
•	The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced. On the 20th day of each month (or the previous business day) the Fund will distribute its accumulated declared dividends. You may ask to have your dividends paid to you in cash. If you do not request cash payment, your dividend will be applied to purchase additional shares of the Fund monthly.
•	The SAM Flexible Income Portfolio pays its net investment income monthly.
•	The Real Estate Securities Fund and the SAM Conservative Balanced, Inflation Protection, and SAM Balanced Portfolios each pay their net investment income quarterly in March, June, September, and December.
•	The other Funds pay their net investment income annually in December.

For more details on the payment schedule, go to www.principalfunds.com.

Net realized capital gains, if any, are distributed annually in December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

The Money Market Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.

Dividend and capital gains distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid. However, you may authorize the distribution to be:

•	invested in shares of another fund of Principal Funds without a sales charge (distributions of a Fund may be directed only to one receiving Fund); or
•	paid in cash, if the amount is $10 or more.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to Individual Retirement Accounts and other retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.

To the extent that distributions the Funds pay are derived from a source other than net income (such as a return of capital), a notice will be included in your quarterly statement pursuant to Section 19(a) of the Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our web site at www.principalfunds.com. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

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FREQUENT PURCHASES AND REDEMPTIONS

The Funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.

Frequent purchases and redemptions pose a risk to the Funds because they may:

•	Disrupt the management of the Funds by:
•	forcing the Funds to hold short-term (liquid) assets rather than investing for long-term growth, which results in lost investment opportunities for the Funds; and
•	causing unplanned portfolio turnover;
•	Hurt the portfolio performance of the Funds; and
•	Increase expenses of the Funds due to:
•	increased broker-dealer commissions and
•	increased recordkeeping and related costs.

Certain Funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage.

The Funds have adopted procedures to "fair value" foreign securities under certain circumstances, which are intended, in part, to discourage excessive trading of shares of the Funds. The Board of Directors of the Fund has also adopted policies and procedures with respect to frequent purchases and redemptions of shares of the Funds. The Funds monitor shareholder trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. If we are not able to identify such excessive trading practices, the Funds and their shareholders may be harmed. The harm of undetected excessive trading in shares of the underlying Funds in which the Principal LifeTime Funds or Strategic Asset Management Funds invest could flow through to the Principal LifeTime Funds and Strategic Asset Management Funds as they would for any Fund shareholder. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner. If we are not able to identify such abusive trading practices, the abuses described above may harm the Funds.

If we, or a Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:

•	Rejecting exchange instructions from the shareholder or other person authorized by the shareholder to direct exchanges;
•	Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made by facsimile, overnight courier, telephone or via the internet;
•	Limiting the number of exchanges during a year; and
•	Taking other such action as directed by the Fund.

The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse the exchange and return the account holdings to the positions held prior to the exchange. We will give the shareholder that requested the exchange notice in writing in this instance.

TAX CONSIDERATIONS

Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions whether such dividends or distributions are paid in cash or reinvested in additional shares. Special tax rules apply to distributions from IRAs and other retirement accounts. You should consult a tax advisor to determine the suitability of the Fund as an investment by such a plan and the tax treatment of Fund distributions.

Generally, dividends paid by the Funds from interest, dividends, or net short-term capital gains will be taxed as ordinary income. Distributions properly designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate), regardless of how long you have held your shares. For taxable years beginning before January 1, 2013, distributions of investment income properly designated by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains.

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Investments by a Fund in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds that invest in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Early in each calendar year, each Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.

A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that shareholder, would be taxable to that shareholder as described above, subject to a holding period requirement for dividends designated as qualified dividend income.

Because of tax law requirements, you must provide the Funds with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid “back-up” withholding, which is currently imposed at a rate of 28%.

Any gain resulting from the redemption or exchange of your shares will generally also be subject to tax. For shares acquired after January 1, 2012, you will need to select a cost basis method to be used to calculate your reported gains and losses prior to or at the time of any redemption or exchange. If you do not select a method, the Funds’ default method of average cost will be applied to the transactions. The cost basis method used on your account could significantly affect your taxes due and should be carefully considered. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.

Investments by a Fund in certain debt instruments or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Internal Revenue Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.

The information contained in this prospectus is not a complete description of the federal, state, local, or foreign tax consequences of investing in the Fund. You should consult your tax advisor before investing in the Fund.

THE COSTS OF INVESTING

Fees and Expenses of the Funds

The Class J shares of the Funds are sold without a front-end sales charge. There is no sales charge on shares purchased with reinvested dividends or other distributions.

One-time Fees

•	If you sell your Class J shares within 18 months of purchase, a contingent deferred sales charge (CDSC) may be imposed on the shares sold. The CDSC, if any, is determined by multiplying by 1.00% the lesser of the market value at the time of redemption or the initial purchase price of the shares sold.
•	The CDSC is waived on shares:
•	that were redeemed in conjunction with Principal Life Insurance Company’s transition out of the health savings account (“HSA”) custodian business;
•	redeemed that were purchased pursuant to the Small Amount Force Out program (SAFO);
•	redeemed within 90 days after an account is re-registered due to a shareholder's death;
•	redeemed due to a shareholder's disability (as defined in the Internal Revenue Code) provided the shares were purchased prior to the disability;
•	redeemed from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code;
•	sold using a systematic withdrawal plan (up to 1% per month (measured cumulatively with respect to non-monthly plans) of the value of the Fund account at the time, and beginning on the date, the systematic withdrawal plan is established);
•	that were redeemed from retirement plans to satisfy excess contribution rules under the Internal Revenue Code; or
•	of the Money Market Fund redeemed within 30 days of initial purchase if the redemption proceeds are transferred to another Principal IRA, defined as either a fixed or variable annuity issued by Principal Life Insurance Company to fund an IRA, a Principal Bank IRA product, or a WRAP account IRA sponsored by Princor Financial Services Corporation.
186

Ongoing Fees

Ongoing fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each Principal LifeTime Fund and SAM Portfolio, as a shareholder in the underlying fund, bears its pro rata share of the operating expenses incurred by each underlying fund. The investment return of each Principal LifeTime Fund and SAM Portfolio is net of the underlying funds' operating expenses.

Each of the Funds pays ongoing fees to Principal and others who provide services to the Fund. These fees include:

•	Management Fee - Through the Management Agreement with the Fund, Principal has agreed to provide investment advisory services and corporate administrative services to the Funds.
•	Distribution Fee - Each of the Funds has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 for its Class J shares. Under the plan, the Class J shares of each Fund pays a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution and other expenses for the sale of Fund shares and for services provided to shareholders. Because they are ongoing fees, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.
•	Other Expenses - A portion of expenses that are allocated to all classes of the Fund. An example includes a Transfer Agent Fee (Principal Shareholder Services, Inc. (“PSS”) has entered into a Transfer Agency Agreement with the Fund under which PSS provides transfer agent services to the Class J shares of the Fund. PSS will provide these services at a rate that includes profit). Also, Class J shares of the Funds also pay expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to Class J shareholders, the cost of shareholder meetings held solely for Class J shares, and other operating expenses of the Fund.
•	Acquired Fund Fees and Expenses - fees and expenses charged by other investment companies in which a Fund invests a portion of its assets.

DISTRIBUTION PLANS AND INTERMEDIARY COMPENSATION

Distribution and/or Service (12b-1) Fees

Principal Funds Distributor, Inc. ("PFD" or the "Distributor") is the distributor for the Class J shares of Principal Funds, Inc. PFD is an affiliate of Principal Life Insurance Company and with it is a subsidiary of Principal Financial Group, Inc. and member of the Principal Financial Group®.

Principal Funds has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act for the Class J shares of Principal Funds. Under the 12b-1 Plans, each Fund makes payments from its assets attributable to the particular share class to the Fund's Distributor for distribution-related expenses and for providing services to shareholders of that share class. Payments under the 12b-1 plans are made by the Funds to the Distributor pursuant to the 12b-1 plans regardless of the expenses incurred by the Distributor. When the Distributor receives Rule 12b-1 fees, it may pay some or all of them to intermediaries whose customers are shareholders of the funds for sales support services and for providing services to shareholders of that share class. Intermediaries may include, among others, broker-dealers and banks. Because Rule 12b-1 fees are paid out of Fund assets and are ongoing fees, over time they will increase the cost of your investment in the Funds and may cost you more than other types of sales charges.

The maximum annual Rule 12b-1 fee for distribution related expenses and/or for providing services to shareholders (as a percentage of average daily net assets) for each of the Funds are set forth below:

Fund	Maximum Annualized Rule 12b-1 Fee
All Funds (except Money Market Fund)	0.45%
Money Market Fund	0.25%

Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2013. The limit will maintain the level of Distribution Fees not to exceed 0.25%.

Payments under the 12b-1 plan will not automatically terminate for funds that are closed to new investors or to additional purchases by existing shareholders. The fund Board will determine whether to terminate, modify or leave unchanged the 12b-1 plan at the time the board directs the closure of the fund.

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The Distributor generally uses Rule 12b-1 fees to finance any activity that is primarily intended to result in the sale of shares and for providing services to shareholders of the share class. Examples of such sales or distribution expenses include compensation to salespeople and selected broker-dealers (including financing the commission paid to the broker-dealer at the time of the sale), printing of prospectuses and statements of additional information and reports for other than existing shareholders, and preparing and conducting sales seminars. Examples of services to shareholders include furnishing information as to the status of shareholder accounts, responding to telephone and written inquiries of shareholders, and assisting shareholders with tax information.

Payments to Financial Professionals and Their Firms

Shares of the Fund are sold primarily through a broker-dealer or other financial intermediary, such as a bank. Intermediaries market and sell shares of the Funds and/or provide services to the Funds' shareholders. These intermediaries receive compensation from the Distributor and its affiliates for selling shares of the Funds, making referrals and/or providing services to the Funds' shareholders. The Distributor and its affiliates may fund this compensation from various sources, including any sales charge and/or Rule 12b-1 fee that the shareholder or the Funds pay to the Distributor.

The Distributor and/or its affiliates provide services to and/or funding vehicles for retirement plans and employer sponsored benefit programs. The Distributor and its affiliates may pay a bonus or other consideration or incentive to intermediaries if a participant in such a retirement plan establishes a rollover individual retirement account with the assistance of a registered representative of an affiliate of Distributor, if the intermediary sold the funding vehicle the retirement plan utilizes or if the intermediary subsequently became the broker of record with regard to the retirement plan. The Distributor and its affiliates may pay a bonus or other consideration or incentive to intermediaries if an employee covered under an employer sponsored benefit program purchases a product from an affiliate of Distributor with the assistance of a registered representative of an affiliate of Distributor, if the intermediary sold the funding vehicle the employer sponsored benefit program utilizes or if the intermediary subsequently became the broker of record with regard to the employer sponsored benefit program.

The intermediary may pay to its Financial Professionals some or all of the amounts the Distributor and its affiliates pay to the intermediary.

The Distributor and its affiliates may, from time-to-time, at its expense or through use of amounts it receives from the Fund through Rule 12b-1 fees, pay a bonus or other consideration or incentive to intermediaries who have sold or may sell significant amounts of shares. Any such bonus or incentive program will not change the price paid by investors for the purchase of the Funds' shares or the amount that any particular Fund receives as the proceeds from such sales. In addition, the Distributor and its affiliates may provide financial support to intermediaries that sell shares of the Funds. This support is based primarily on the amount of sales of fund shares and/or total assets in the Funds. The amount of support may be affected by total sales; net sales; levels of redemptions; the intermediary’s support of, and participation in, Distributor's marketing programs and the extent of an intermediary’s marketing programs relating to the Funds. Financial support to intermediaries may be made from payments from resources of Distributor or its affiliates, from its retention of underwriting concessions and from Rule 12b-1 fees.

Additionally, in some cases the Distributor and its affiliates will provide payments or reimbursements in connection with the costs of conferences, educational seminars, training and marketing efforts related to the Funds. Such activities may be sponsored by intermediaries or the Distributor. The costs associated with such activities may include travel, lodging, entertainment, and meals. In some cases the Distributor will also provide payment or reimbursement for expenses associated with transactions ("ticket") charges and general marketing expenses.

For more information, see the Statement of Additional Information (SAI). The amounts paid to intermediaries vary by share class and may vary by fund.

The payments described in this prospectus may create a conflict of interest by influencing your Financial Professional or your intermediary to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your Financial Professional or visit your intermediary's website for more information about the total amounts paid to them by Principal and its affiliates, and by sponsors of other mutual funds your Financial Professional may recommend to you.

Your intermediary may charge you additional fees other than those disclosed in this prospectus. Ask your Financial Professional about any fees and commissions they charge.

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FUND ACCOUNT INFORMATION

Statements

You will receive quarterly statements for the Funds you own. The statements provide the number and value of shares you own, transactions during the period, dividends declared or paid and other information. The year-end statement includes information for all transactions that took place during the year. Please review your statement as soon as you receive it. Keep your statements as you may need them for tax reporting purposes.

Generally, each time you buy, sell or exchange shares in the Principal Funds, you will receive a confirmation in the mail shortly thereafter. It summarizes all the key information - what you bought or sold, the amount of the transaction, and other vital data.

Certain purchases and sales are only included on your quarterly statement. These include accounts:

•	when the only activity during the quarter:
•	is purchase of shares from reinvested dividends and/or capital gains;
•	are purchases under an Automatic Investment Plan;
•	are sales under a Systematic Withdrawal Plan; or
•	are purchases or sales under an Automatic Exchange Election.
•	used to fund certain individual retirement or individual pension plans; or
•	established under a payroll deduction plan.

If you need information about your account(s) at other times, you may:

•	access your account on the internet at www.principalfunds.com,
•	call our Automated Telephone System, 7 days a week, 24 hours a day at 1-800-222-5852, option 1, or
•	call us at 1-800-222-5852. (Our office generally is open Monday through Friday between 7 a.m. and 7 p.m. Central Time).

Orders Placed by Intermediaries

Principal Funds may have an agreement with your intermediary, such as a broker-dealer, third party administrator or trust company, that permits the intermediary to accept orders on behalf of the Fund until 3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries ("sub-designees") to accept orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to the Fund and pays for it in accordance with the agreement, the Fund will price the order at the next net asset value per share it computes after your intermediary or sub-designee received your order.

Note:	The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the New York Stock Exchange closes at a time other than 3 p.m. Central Time.

Signature Guarantees

Certain transactions require a Medallion Signature Guarantee. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guarantee by a notary public or savings bank is not acceptable. Signature guarantees are required:

•	if you sell more than $100,000 (in the aggregate) from the Funds;
•	if a sales proceeds check is payable to other than the account shareholder(s), Principal Life, Principal Bank, or Princor Financial Services Corporation payable through Pershing;
•	to change ownership of an account;
•	to add wire or ACH redemption privileges to a U.S. bank account not previously authorized if there is not a common owner between the bank account and mutual fund account;
•	to change bank account information designated under an existing systematic withdrawal plan if there is not a common owner between the bank account and mutual fund account;
•	to exchange or transfer among accounts with different ownership; and
•	to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding 15 days.
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Special Plans

The Funds reserve the right to amend or terminate the special plans described in this prospectus. Such plans include automatic investment, systematic withdrawal, waiver of Fund minimums for certain accounts and waiver or reduction of the contingent deferred sales charge for certain purchasers. You will be notified of any such action to the extent required by law.

Minimum Account Balance

Each Fund has a minimum required account balance of $1000. The Fund reserves the right to redeem all shares in your account if the value of your account falls below $1000. The Fund will mail the redemption proceeds to you. An involuntary redemption of a small account will not be triggered by market conditions alone. The Fund will notify you before involuntarily redeeming your account. You will have 30 days to make an additional investment of an amount that brings your account up to the required minimum. The Funds reserve the right to increase the required minimum.

Telephone and Internet Instructions

The Funds reserve the right to refuse telephone and/or internet instructions. You are liable for a loss resulting from a fraudulent telephone or internet instruction that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requiring the use of a Personal Identification Number, requesting personal identification information (name, address, phone number, social security number, birth date, security phrase, etc.) and sending written confirmation to the shareholder's address of record.

Instructions received from one owner is binding on all owners. In the case of an account owned by a corporation or trust, instructions received from an authorized person are binding on the corporation/trust unless we have a written notification requiring that written instructions be executed by more than one authorized person.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each prospectus, annual and semi-annual reports will be mailed. In addition, your account information may be included with other householded accounts on the same quarterly and annual statements. The consolidation of these mailings, called householding, benefits the Principal Funds and our shareholders through reduced printing and mailing expenses. If you prefer to receive multiple copies of these materials, you may write or call the Principal Funds at 1-800-222-5852. Householding will be stopped within thirty (30) days after we receive your request.

Multiple Translations

This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

Procedures for Opening an Account

To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver's license or other identifying documents.

If concerns arise with verification of your identity, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identify on a timely basis, we may close your account or take such other action as we deem appropriate.

Financial Statements

Shareholders will receive annual financial statements for the Funds, audited by the Funds' independent registered public accounting firm. Shareholders will also receive a semiannual financial statement that is unaudited.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each Fund’s financial statements, is included in Principal Funds, Inc. Annual Report to Shareholders for the fiscal year ended October 31, 2011 which is available upon request, and incorporated by reference into the SAI.

To request a free copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-222-5852.

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Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Tax Return of Capital Distribution	Total Dividends and Distributions	Net Asset Value, End of Period
BOND & MORTGAGE SECURITIES FUND
Class J shares
2011	$10.63	$0.37	$0.07	$0.44	($0.37)	$–	($0.01)	($0.38)	$10.69
2010	9.74	0.40	0.81	1.21	(0.32)	–	–	(0.32)	10.63
2009	8.56	0.43	1.11	1.54	(0.36)	–	–	(0.36)	9.74
2008	10.55	0.48	(2.01)	(1.53)	(0.46)	–	–	(0.46)	8.56
2007	10.71	0.51	(0.17)	0.34	(0.50)	–	–	(0.50)	10.55
DIVERSIFIED INTERNATIONAL FUND
Class J shares
2011	9.70	0.15	(0.45)	(0.30)	(0.09)	–	–	(0.09)	9.31
2010	8.59	0.08	1.14	1.22	(0.11)	–	–	(0.11)	9.70
2009	7.37	0.09	1.28	1.37	(0.15)	–	–	(0.15)	8.59
2008	17.16	0.16	(7.90)	(7.74)	(0.08)	(1.97)	–	(2.05)	7.37
2007	14.21	0.11	4.22	4.33	(0.11)	(1.27)	–	(1.38)	17.16
GOVERNMENT & HIGH QUALITY BOND FUND
Class J shares
2011	11.30	0.35	0.02	0.37	(0.39)	–	–	(0.39)	11.28
2010	10.90	0.40	0.43	0.83	(0.43)	–	–	(0.43)	11.30
2009(e)	10.68	0.38	0.23	0.61	(0.39)	–	–	(0.39)	10.90
INCOME FUND
Class J shares
2011	9.67	0.43	(0.06)	0.37	(0.47)	–	–	(0.47)	9.57
2010	9.28	0.48	0.41	0.89	(0.50)	–	–	(0.50)	9.67
2009(h)	9.24	0.04	0.04	0.08	(0.04)	–	–	(0.04)	9.28
INFLATION PROTECTION FUND
Class J shares
2011	8.17	0.20	0.39	0.59	(0.20)	–	–	(0.20)	8.56
2010	7.51	0.10	0.67	0.77	(0.11)	–	–	(0.11)	8.17
2009	7.08	0.03	0.41	0.44	(0.01)	–	–	(0.01)	7.51
2008	9.45	0.46	(2.02)	(1.56)	(0.69)	–	(0.12)	(0.81)	7.08
2007	9.60	0.38	(0.13)	0.25	(0.40)	–	–	(0.40)	9.45
INTERNATIONAL EMERGING MARKETS FUND
Class J shares
2011	24.82	0.26	(2.09)	(1.83)	(0.03)	–	–	(0.03)	22.96
2010	20.05	0.07	4.78	4.85	(0.08)	–	–	(0.08)	24.82
2009	13.32	0.13	6.67	6.80	(0.07)	–	–	(0.07)	20.05
2008	38.42	0.19	(19.52)	(19.33)	(0.08)	(5.69)	–	(5.77)	13.32
2007	24.00	0.23	16.01	16.24	(0.07)	(1.75)	–	(1.82)	38.42

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Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets(i)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

4.27%(b)	$203,129	0.98%	1.12%	3.46%	265.5%
12.71 (b)	209,290	1.08	1.15	3.98	357.4
18.65 (b)	191,259	1.12	1.17	4.93	365.1
(15.03) (b)	186,176	1.08	–	4.87	302.6
3.22 (b)	251,634	1.18	–	4.75	259.1

(3.16) (b)	194,184	1.38	1.52	1.52	75.7 (c)
14.31 (b)	179,226	1.51	1.58	0.86	105.9
19.01 (b)	166,334	1.55	1.60	1.29	115.6
(50.57) (b)	145,271	1.50	–	1.29	101.5
33.05 (b)	307,754	1.52	–	0.72	111.3 (d)

3.40 (b)	123,734	1.00	1.16	3.11	104.7
7.73 (b)	112,730	1.00	1.20	3.63	51.2
5.87 (b),(f)	94,354	1.00 (g)	1.29 (g)	3.96 (g)	26.6 (g)

3.91 (b)	58,259	1.10	1.29	4.54	16.9
9.91 (b)	36,124	1.10	1.75	5.02	13.1
0.92 (b),(f)	1,631	1.10 (g)	5.78 (g)	5.24 (g)	30.6 (g)

7.42 (b)	13,502	1.10	1.24	2.51	131.9
10.40 (b)	7,613	1.15	1.33	1.31	85.3
6.20 (b)	6,443	1.15	1.46	0.49	109.5
(18.05) (b)	7,961	1.15	–	5.30	32.3
2.64 (b)	6,004	1.15	–	4.00	88.2

(7.40) (b)	170,695	1.71	1.85	1.03	88.4
24.23 (b)	205,507	1.83	1.90	0.32	102.1
51.33 (b)	183,286	1.89	1.94	0.85	133.4
(58.50) (b)	113,241	1.80	–	0.75	127.6
72.25 (b)	307,022	1.80	–	0.82	141.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the contingent deferred sales charge.
(c)	Portfolio turnover rate excludes portfolio realignment from the acquisition of International Growth Fund.
(d)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM International Growth Fund.
(e)	Period from December 15, 2008, date operations commenced, through October 31, 2009.
(f)	Total return amounts have not been annualized.
(g)	Computed on an annualized basis.
(h)	Period from September 30, 2009, date operations commenced, through October 31, 2009.
(i)	Excludes expense reimbursement from Manager and/or Distributor.

193

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Tax Return of Capital Distribution	Total Dividends and Distributions	Net Asset Value, End of Period
LARGECAP BLEND FUND II
Class J shares
2011	$8.76	$0.07	$0.41	$0.48	($0.03)	$–	$–	($0.03)	$9.21
2010	7.73	0.05	1.05	1.10	(0.07)	–	–	(0.07)	8.76
2009	7.02	0.07	0.71	0.78	(0.07)	–	–	(0.07)	7.73
2008	12.12	0.06	(4.09)	(4.03)	(0.03)	(1.04)	–	(1.07)	7.02
2007	11.12	0.04	1.57	1.61	(0.04)	(0.57)	–	(0.61)	12.12
LARGECAP GROWTH FUND
Class J shares
2011	7.21	(0.02)	0.34	0.32	–	–	–	–	7.53
2010	5.98	(0.04)	1.27	1.23	–	–	–	–	7.21
2009	5.81	(0.03)	0.20	0.17	–	–	–	–	5.98
2008	9.53	(0.01)	(3.54)	(3.55)	–	(0.15)	(0.02)	(0.17)	5.81
2007	7.46	(0.01)	2.18	2.17	–	(0.10)	–	(0.10)	9.53
LARGECAP GROWTH FUND I
Class J shares
2011	7.84	(0.03)	0.74	0.71	–	–	–	–	8.55
2010	6.40	(0.04)	1.48	1.44	–	–	–	–	7.84
2009	5.00	(0.03)	1.43	1.40	–	–	–	–	6.40
2008	8.88	(0.05)	(3.43)	(3.48)	–	(0.40)	–	(0.40)	5.00
2007	7.79	(0.04)	1.50	1.46	–	(0.37)	–	(0.37)	8.88
LARGECAP GROWTH FUND II
Class J shares
2011	7.13	0.01	0.55	0.56	(0.03)	(0.04)	–	(0.07)	7.62
2010	6.22	–	0.91	0.91	–	–	–	–	7.13
2009	5.48	(0.01)	0.75	0.74	–	–	–	–	6.22
2008	9.30	(0.03)	(2.86)	(2.89)	–	(0.93)	–	(0.93)	5.48
2007	8.43	(0.05)	1.65	1.60	–	(0.73)	–	(0.73)	9.30
LARGECAP S&P 500 INDEX FUND
Class J shares
2011	8.27	0.12	0.50	0.62	(0.08)	–	–	(0.08)	8.81
2010	7.24	0.11	1.02	1.13	(0.10)	–	–	(0.10)	8.27
2009	6.79	0.11	0.47	0.58	(0.13)	–	–	(0.13)	7.24
2008	10.95	0.14	(4.05)	(3.91)	(0.13)	(0.12)	–	(0.25)	6.79
2007	9.76	0.13	1.19	1.32	(0.10)	(0.03)	–	(0.13)	10.95
LARGECAP VALUE FUND
Class J shares
2011	8.68	0.09	0.49	0.58	(0.07)	–	–	(0.07)	9.19
2010	7.74	0.08	0.97	1.05	(0.11)	–	–	(0.11)	8.68
2009	7.83	0.13	(0.07)	0.06	(0.15)	–	–	(0.15)	7.74
2008	13.37	0.17	(4.53)	(4.36)	(0.14)	(1.04)	–	(1.18)	7.83
2007	12.94	0.16	0.99	1.15	(0.12)	(0.60)	–	(0.72)	13.37

194

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets(e)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

5.50%(b)	$95,870	1.17%	1.33%	0.73%	43.7%
14.25 (b)	99,281	1.28	1.36	0.64	36.2
11.37 (b)	94,397	1.33	1.39	1.10	79.8
(36.15) (b)	93,445	1.28	–	0.68	60.0
15.10 (b)	160,166	1.35	–	0.35	53.2

4.44 (b)	42,949	1.14	1.28	(0.26)	64.8
20.57 (b)	45,092	1.26	1.33	(0.56)	65.5
2.93 (b)	39,852	1.41	1.46	(0.51)	86.5
(37.92) (b)	38,641	1.33	–	(0.16)	88.8
29.41 (b)	52,055	1.31	–	(0.18)	113.1 (c)

9.06 (b)	62,281	1.14	1.30	(0.36)	52.0
22.50 (b)	53,357	1.36	1.47	(0.56)	49.8
28.00 (b)	42,118	1.52	1.58	(0.62)	98.9
(40.88) (b)	28,875	1.42	–	(0.68)	64.5
19.46 (b)	52,111	1.47	–	(0.47)	47.7

7.84 (b)	27,044	1.44	1.60	0.10	73.7
14.63 (b)	26,662	1.57	1.65	(0.03)	70.8
13.50 (b)	23,413	1.73	1.78	(0.24)	140.0
(34.44) (b)	19,225	1.59	–	(0.41)	132.4
20.52 (b)	30,363	1.75	–	(0.59)	138.3 (d)

7.49 (b)	323,928	0.58	0.72	1.41	4.3
15.74 (b)	317,882	0.69	0.76	1.36	8.0
8.95 (b)	260,397	0.76	0.81	1.72	7.6
(36.51) (b)	247,433	0.69	–	1.54	8.2
13.73 (b)	423,409	0.75	–	1.24	5.6

6.72 (b)	45,068	0.98	1.12	0.91	130.9
13.67 (b)	41,563	1.08	1.15	0.98	192.9
0.93 (b)	37,302	1.19	1.24	1.80	170.2
(35.55) (b)	38,836	1.09	–	1.66	132.1
9.32 (b)	60,957	1.11	–	1.22	100.3

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the contingent deferred sales charge.
(c)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM Growth Fund.
(d)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Partners LargeCap Growth Fund.
(e)	Excludes expense reimbursement from Manager and/or Distributor.

195

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
LARGECAP VALUE FUND III
Class J shares
2011	$9.56	$0.09	$0.17	$0.26	($0.09)	$–	($0.09)	$9.73
2010	8.55	0.07	1.04	1.11	(0.10)	–	(0.10)	9.56
2009	8.36	0.11	0.24	0.35	(0.16)	–	(0.16)	8.55
2008	15.67	0.23	(6.40)	(6.17)	(0.20)	(0.94)	(1.14)	8.36
2007	15.38	0.18	0.96	1.14	(0.14)	(0.71)	(0.85)	15.67
MIDCAP BLEND FUND
Class J shares
2011	12.63	0.01	1.58	1.59	(0.13)	(0.49)	(0.62)	13.60
2010	10.13	0.08	2.45	2.53	(0.03)	–	(0.03)	12.63
2009	9.28	–	1.37	1.37	–	(0.52)	(0.52)	10.13
2008	15.60	(0.03)	(4.81)	(4.84)	–	(1.48)	(1.48)	9.28
2007	14.58	(0.03)	2.47	2.44	–	(1.42)	(1.42)	15.60
MIDCAP GROWTH FUND
Class J shares
2011	6.49	(0.06)	0.72	0.66	–	–	–	7.15
2010	5.12	(0.05)	1.42	1.37	–	–	–	6.49
2009	5.04	(0.05)	0.13	0.08	–	–	–	5.12
2008	8.33	(0.05)	(2.67)	(2.72)	–	(0.57)	(0.57)	5.04
2007	6.32	(0.06)	2.07	2.01	–	–	–	8.33
MIDCAP GROWTH FUND III
Class J shares
2011	8.82	(0.06)	0.95	0.89	–	–	–	9.71
2010	6.90	(0.07)	1.99	1.92	–	–	–	8.82
2009	5.94	(0.06)	1.02	0.96	–	–	–	6.90
2008	11.50	(0.09)	(4.70)	(4.79)	–	(0.77)	(0.77)	5.94
2007	9.08	(0.11)	2.81	2.70	–	(0.28)	(0.28)	11.50
MIDCAP S&P 400 INDEX FUND
Class J shares
2011	12.79	0.08	0.92	1.00	(0.06)	(0.13)	(0.19)	13.60
2010	10.17	0.07	2.62	2.69	(0.07)	–	(0.07)	12.79
2009	9.41	0.06	1.34	1.40	(0.09)	(0.55)	(0.64)	10.17
2008	16.02	0.11	(5.62)	(5.51)	(0.09)	(1.01)	(1.10)	9.41
2007	14.32	0.11	2.13	2.24	(0.07)	(0.47)	(0.54)	16.02
MIDCAP VALUE FUND I
Class J shares
2011	12.06	0.03	0.45	0.48	(0.07)	–	(0.07)	12.47
2010	9.63	0.07	2.42	2.49	(0.06)	–	(0.06)	12.06
2009(c)	6.24	0.01	3.38	3.39	–	–	–	9.63

196

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets(f)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

2.71%(b)	$64,254	1.27%	1.42%	0.92%	70.9%
13.04 (b)	67,982	1.38	1.45	0.78	80.6
4.39 (b)	64,656	1.43	1.48	1.41	98.7
(42.26) (b)	66,714	1.34	–	1.89	55.3
7.62 (b)	132,320	1.40	–	1.16	29.2

12.97 (b)	194,970	1.10	1.25	0.08	33.2
25.02 (b)	174,254	1.22	1.29	0.70	26.7
16.33 (b)	143,192	1.30	1.35	(0.06)	12.9
(34.09) (b)	128,240	1.22	–	(0.21)	26.8
18.00 (b)	212,869	1.28	–	(0.23)	30.6

10.17 (b)	24,203	1.21	1.35	(0.83)	155.1
26.76 (b)	22,826	1.35	1.42	(0.91)	214.7
1.59 (b)	19,435	1.49	1.54	(1.08)	227.2
(35.11) (b)	20,448	1.42	–	(0.72)	161.7
31.80 (b)	28,144	1.44	–	(0.85)	153.9

10.09 (b)	32,439	1.45	1.62	(0.58)	107.8
27.83 (b)	30,949	1.65	1.74	(0.83)	98.1
16.16 (b)	24,700	1.78	1.84	(0.95)	126.2
(44.57) (b)	20,178	1.67	–	(0.99)	167.3
30.49 (b)	38,498	1.72	–	(1.13)	144.9

7.81 (b)	44,558	0.66	0.80	0.56	15.8
26.57 (b)	41,637	0.82	0.89	0.59	17.5
16.72 (b)	30,980	0.93	0.98	0.72	32.9
(36.80) (b)	24,690	0.79	–	0.79	33.0
16.13 (b)	42,497	0.83	–	0.71	36.1

3.99 (b)	52,154	1.48	1.64	0.23	80.3
25.96 (b)	55,107	1.64	1.73	0.64	83.6
54.33 (b),(d)	46,250	1.66 (e)	1.89 (e)	0.21 (e)	95.7 (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the contingent deferred sales charge.
(c)	Period from March 2, 2009, date operations commenced, through October 31, 2009.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or Distributor.

197

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
MIDCAP VALUE FUND III
Class J shares
2011	$11.27	$0.12	$0.71	$0.83	($0.13)	$–	($0.13)	$11.97
2010	9.18	0.11	2.11	2.22	(0.13)	–	(0.13)	11.27
2009	8.28	0.13	0.90	1.03	(0.13)	–	(0.13)	9.18
2008	14.56	0.12	(5.19)	(5.07)	(0.07)	(1.14)	(1.21)	8.28
2007	14.19	0.07	1.20	1.27	(0.08)	(0.82)	(0.90)	14.56
MONEY MARKET FUND
Class J shares
2011	1.00	–	–	–	–	–	–	1.00
2010	1.00	–	–	–	–	–	–	1.00
2009	1.00	–	–	–	–	–	–	1.00
2008	1.00	0.03	–	0.03	(0.03)	–	(0.03)	1.00
2007	1.00	0.04	–	0.04	(0.04)	–	(0.04)	1.00
PRINCIPAL LIFETIME 2010 FUND
Class J shares
2011	11.10	0.25	0.20	0.45	(0.24)	–	(0.24)	11.31
2010	9.81	0.25	1.32	1.57	(0.28)	–	(0.28)	11.10
2009	9.17	0.24	1.00	1.24	(0.30)	(0.30)	(0.60)	9.81
2008	14.11	0.45	(4.74)	(4.29)	(0.42)	(0.23)	(0.65)	9.17
2007	13.17	0.36	0.99	1.35	(0.34)	(0.07)	(0.41)	14.11
PRINCIPAL LIFETIME 2020 FUND
Class J shares
2011	11.41	0.21	0.18	0.39	(0.21)	–	(0.21)	11.59
2010	9.99	0.21	1.46	1.67	(0.25)	–	(0.25)	11.41
2009	9.27	0.22	1.09	1.31	(0.23)	(0.36)	(0.59)	9.99
2008	15.02	0.40	(5.48)	(5.08)	(0.38)	(0.29)	(0.67)	9.27
2007	13.64	0.31	1.49	1.80	(0.33)	(0.09)	(0.42)	15.02
PRINCIPAL LIFETIME 2030 FUND
Class J shares
2011	11.23	0.17	0.21	0.38	(0.18)	–	(0.18)	11.43
2010	9.75	0.18	1.51	1.69	(0.21)	–	(0.21)	11.23
2009	9.03	0.18	1.08	1.26	(0.18)	(0.36)	(0.54)	9.75
2008	15.21	0.37	(5.86)	(5.49)	(0.37)	(0.32)	(0.69)	9.03
2007	13.55	0.27	1.78	2.05	(0.29)	(0.10)	(0.39)	15.21
PRINCIPAL LIFETIME 2040 FUND
Class J shares
2011	11.29	0.15	0.20	0.35	(0.15)	–	(0.15)	11.49
2010	9.76	0.15	1.56	1.71	(0.18)	–	(0.18)	11.29
2009	9.03	0.15	1.07	1.22	(0.15)	(0.34)	(0.49)	9.76
2008	15.61	0.33	(6.24)	(5.91)	(0.36)	(0.31)	(0.67)	9.03
2007	13.72	0.23	2.04	2.27	(0.28)	(0.10)	(0.38)	15.61

198

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets(c)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

7.37%(b)	$79,335	1.13%	1.28%	0.95%	86.4%
24.36 (b)	82,140	1.24	1.31	1.05	92.4
12.82 (b)	72,371	1.30	1.35	1.57	111.4
(37.77) (b)	71,496	1.22	–	1.05	86.0
9.24 (b)	137,723	1.29	–	0.48	99.9

0.00 (b)	316,914	0.28	0.76	0.00	0.0
0.00 (b)	310,250	0.35	0.85	0.00	0.0
0.33 (b)	346,703	0.69	0.92	0.32	0.0
2.67 (b)	355,746	0.87	–	2.51	0.0
4.46 (b)	186,246	0.98	–	4.37	0.0

4.10 (b)	202,423	0.39(d)	0.53(d)	2.17	16.4
16.29 (b)	206,407	0.48(d)	0.55(d)	2.40	36.2
14.75 (b)	190,177	0.57(d)	0.62(d)	2.77	28.4
(31.75) (b)	185,729	0.58(d)	–	3.76	12.7
10.51 (b)	286,278	0.64(d)	–	2.68	14.7

3.45 (b)	578,376	0.39(d)	0.54(d)	1.80	8.8
16.92 (b)	552,609	0.49(d)	0.55(d)	1.97	32.0
15.51 (b)	465,050	0.58(d)	0.63(d)	2.54	15.7
(35.27) (b)	412,169	0.59(d)	–	3.21	7.1
13.50 (b)	579,671	0.64(d)	–	2.22	15.1

3.34 (b)	566,181	0.41(d)	0.56(d)	1.47	10.7
17.53 (b)	515,947	0.51(d)	0.58(d)	1.74	32.1
15.32 (b)	410,442	0.61(d)	0.66(d)	2.17	9.5
(37.71) (b)	344,061	0.62(d)	–	2.92	6.6
15.50 (b)	473,037	0.66(d)	–	1.88	15.5

3.03 (b)	286,387	0.46(d)	0.60(d)	1.23	12.6
17.64 (b)	246,236	0.56(d)	0.63(d)	1.46	31.4
14.73 (b)	186,499	0.66(d)	0.71(d)	1.82	5.8
(39.42) (b)	152,176	0.69(d)	–	2.58	6.0
16.86 (b)	194,722	0.70(d)	–	1.59	16.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the contingent deferred sales charge.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Does not include expenses of the investment companies in which the Fund invests.

199

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Redemption Fees	Net Asset Value, End of Period
PRINCIPAL LIFETIME 2050 FUND
Class J shares
2011	$10.64	$0.11	$0.18	$0.29	($0.11)	$–	($0.11)	$–	$10.82
2010	9.17	0.11	1.50	1.61	(0.14)	–	(0.14)	–	10.64
2009	8.53	0.12	1.00	1.12	(0.12)	(0.36)	(0.48)	–	9.17
2008	15.04	0.30	(6.11)	(5.81)	(0.34)	(0.36)	(0.70)	–	8.53
2007	13.15	0.20	2.04	2.24	(0.24)	(0.11)	(0.35)	–	15.04
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class J shares
2011	10.82	0.30	0.06	0.36	(0.29)	–	(0.29)	–	10.89
2010	9.84	0.31	1.00	1.31	(0.33)	–	(0.33)	–	10.82
2009	9.33	0.26	0.82	1.08	(0.44)	(0.13)	(0.57)	–	9.84
2008	12.81	0.54	(3.36)	(2.82)	(0.49)	(0.17)	(0.66)	–	9.33
2007	12.62	0.48	0.15	0.63	(0.38)	(0.06)	(0.44)	–	12.81
REAL ESTATE SECURITIES FUND
Class J shares
2011	15.51	0.05	1.63	1.68	(0.14)	–	(0.14)	–	17.05
2010	11.38	0.21	4.15	4.36	(0.23)	–	(0.23)	–	15.51
2009	11.60	0.25	(0.21)	0.04	(0.26)	–	(0.26)	–	11.38
2008	24.61	0.24	(7.25)	(7.01)	(0.27)	(5.73)	(6.00)	–	11.60
2007	27.21	0.15	(0.60)	(0.45)	(0.08)	(2.07)	(2.15)	–	24.61
SAM BALANCED PORTFOLIO
Class J shares
2011	12.16	0.26	0.23	0.49	(0.28)	–	(0.28)	–	12.37
2010	10.76	0.23	1.43	1.66	(0.26)	–	(0.26)	–	12.16
2009	10.64	0.24	1.07	1.31	(0.28)	(0.91)	(1.19)	–	10.76
2008	15.90	0.26	(4.28)	(4.02)	(0.47)	(0.77)	(1.24)	–	10.64
2007(d)	14.69	0.15	1.19	1.34	(0.14)	–	(0.14)	0.01	15.90
SAM CONSERVATIVE BALANCED PORTFOLIO
Class J shares
2011	10.36	0.29	0.10	0.39	(0.29)	–	(0.29)	–	10.46
2010	9.39	0.27	0.99	1.26	(0.29)	–	(0.29)	–	10.36
2009	8.77	0.28	1.01	1.29	(0.30)	(0.37)	(0.67)	–	9.39
2008	11.86	0.29	(2.56)	(2.27)	(0.41)	(0.41)	(0.82)	–	8.77
2007(g)	11.17	0.21	0.67	0.88	(0.19)	–	(0.19)	–	11.86
SAM CONSERVATIVE GROWTH PORTFOLIO
Class J shares
2011	12.81	0.18	0.35	0.53	(0.19)	–	(0.19)	–	13.15
2010	11.12	0.14	1.74	1.88	(0.19)	–	(0.19)	–	12.81
2009	11.39	0.17	0.94	1.11	(0.23)	(1.15)	(1.38)	–	11.12
2008	18.75	0.17	(6.03)	(5.86)	(0.42)	(1.08)	(1.50)	–	11.39
2007(h)	16.75	0.03	1.97	2.00	–	–	–	–	18.75

200

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets(i)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

2.74%(b)	$67,553	0.58%(j)	0.72%(j)	0.98%	15.5%
17.69 (b)	54,059	0.68(j)	0.74(j)	1.12	30.1
14.26 (b)	37,434	0.78(j)	0.83(j)	1.54	15.2
(40.35) (b)	30,460	0.77(j)	–	2.46	6.8
17.39 (b)	42,254	0.75(j)	–	1.45	21.2

3.45 (b)	64,917	0.44(j)	0.58(j)	2.79	19.8
13.62 (b)	61,486	0.51(j)	0.57(j)	3.05	46.9
12.58 (b)	55,434	0.62(j)	0.67(j)	2.91	35.9
(23.13) (b)	60,289	0.60(j)	–	4.76	30.7
5.08 (b)	95,309	0.67(j)	–	3.82	25.3

10.88 (b)	132,486	1.33	1.47	0.32	29.3
38.58 (b)	128,423	1.44	1.51	1.52	52.2
0.97 (b)	96,382	1.55	1.60	2.65	57.3
(36.13) (b)	107,631	1.43	–	1.48	47.2
(2.12) (b)	195,723	1.47	–	0.59	77.8 (c)

4.03 (b)	514,475	0.73(k)	0.87(k)	2.11	29.6
15.59 (b)	396,058	0.85(k)	0.92(k)	1.98	13.2
14.31 (b)	217,421	0.95(k)	1.13(k)	2.46	5.1
(27.20) (b)	58,350	0.95(k)	–	2.00	34.8
9.27 (b),(e)	2,597	0.95 (f),(k)	–	1.21 (f)	14.6 (f)

3.82 (b)	237,106	0.73(k)	0.88(k)	2.72	21.4
13.60 (b)	175,583	0.84(k)	0.91(k)	2.72	11.4
15.91 (b)	94,045	0.95(k)	1.13(k)	3.25	9.2
(20.34) (b)	26,828	0.95(k)	–	2.85	27.7
7.92 (b),(e)	904	0.95 (f),(k)	–	2.33 (f)	12.7 (f)

4.10 (b)	234,693	0.74(k)	0.88(k)	1.33	31.9
17.07 (b)	181,273	0.85(k)	0.92(k)	1.16	15.4
12.01 (b)	108,969	0.95(k)	1.12(k)	1.65	4.2
(33.82) (b)	37,408	0.95(k)	–	1.20	32.4
11.94 (b),(e)	3,643	0.95 (f),(k)	–	0.22 (f)	16.2 (f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the contingent deferred sales charge.
(c)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM REIT Fund.
(d)	Period from January 17, 2007, date operations commenced, through October 31, 2007. Class J shares incurred a net realized and unrealized gain of $.02 per share from January 10, 2007, through January 16, 2007.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.
(g)	Period from January 17, 2007, date operations commenced, through October 31, 2007. Class J shares incurred a net realized and unrealized gain of $.01 per share from January 10, 2007, through January 16, 2007.
(h)	Period from January 17, 2007, date operations commenced, through October 31, 2007. Class J shares incurred a net realized and unrealized gain of $.03 per share from January 10, 2007, through January 16, 2007.
(i)	Excludes expense reimbursement from Manager and/or Distributor.
(j)	Does not include expenses of the investment companies in which the Fund invests.
(k)	Does not include expenses of the investment companies in which the Portfolio invests.

201

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SAM FLEXIBLE INCOME PORTFOLIO
Class J shares
2011	$11.24	$0.38	$0.02	$0.40	($0.39)	$–	($0.39)	$11.25
2010	10.39	0.35	0.90	1.25	(0.40)	–	(0.40)	11.24
2009	9.46	0.38	1.19	1.57	(0.40)	(0.24)	(0.64)	10.39
2008	11.89	0.37	(2.10)	(1.73)	(0.43)	(0.27)	(0.70)	9.46
2007(c)	11.58	0.30	0.29	0.59	(0.28)	–	(0.28)	11.89
SAM STRATEGIC GROWTH PORTFOLIO
Class J shares
2011	13.85	0.10	0.46	0.56	(0.13)	–	(0.13)	14.28
2010	11.88	0.10	2.02	2.12	(0.15)	–	(0.15)	13.85
2009	12.05	0.14	0.94	1.08	(0.09)	(1.16)	(1.25)	11.88
2008	20.94	0.10	(7.43)	(7.33)	(0.41)	(1.15)	(1.56)	12.05
2007(f)	18.54	(0.03)	2.43	2.40	–	–	–	20.94
SHORT-TERM INCOME FUND(g)
Class J shares
2011	12.17	0.24	(0.19)	0.05	(0.26)	–	(0.26)	11.96
2010(h)	12.00	0.08	0.16	0.24	(0.07)	–	(0.07)	12.17
SMALLCAP BLEND FUND
Class J shares
2011	12.52	(0.05)	0.81	0.76	–	–	–	13.28
2010	10.07	(0.02)	2.47	2.45	–	–	–	12.52
2009	9.97	0.03	0.11	0.14	(0.04)	–	(0.04)	10.07
2008	17.27	0.04	(5.91)	(5.87)	–	(1.43)	(1.43)	9.97
2007	16.68	(0.03)	2.02	1.99	–	(1.40)	(1.40)	17.27
SMALLCAP GROWTH FUND I
Class J shares
2011	8.50	(0.13)	1.19	1.06	–	–	–	9.56
2010	6.27	(0.12)	2.35	2.23	–	–	–	8.50
2009	5.52	(0.10)	0.85	0.75	–	–	–	6.27
2008	10.79	(0.11)	(4.29)	(4.40)	–	(0.87)	(0.87)	5.52
2007	8.83	(0.15)	2.51	2.36	–	(0.40)	(0.40)	10.79
SMALLCAP GROWTH FUND II
Class J shares
2011	6.79	(0.09)	0.57	0.48	–	–	–	7.27
2010	5.29	(0.08)	1.58	1.50	–	–	–	6.79
2009	4.99	(0.06)	0.36	0.30	–	–	–	5.29
2008	9.31	(0.10)	(3.68)	(3.78)	–	(0.54)	(0.54)	4.99
2007	8.68	(0.12)	1.45	1.33	–	(0.70)	(0.70)	9.31

202

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets(j)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

3.61%(b)	$272,865	0.75%(k)	0.89%(k)	3.37%	19.6%
12.29 (b)	151,199	0.90(k)	0.98(k)	3.25	9.5
17.52 (b)	52,672	0.95(k)	1.23(k)	3.91	11.4
(15.33) (b)	9,523	0.95(k)	–	3.47	35.1
5.16 (b),(d)	501	0.95 (e),(k)	–	3.18 (e)	9.7 (e)

4.03 (b)	152,460	0.76(k)	0.90(k)	0.70	37.7
17.98 (b)	124,141	0.88(k)	0.95(k)	0.76	15.6
10.90 (b)	82,014	0.95(k)	1.12(k)	1.33	3.7
(37.62) (b)	40,275	0.95(k)	–	0.66	32.5
12.94 (b),(d)	3,826	0.95 (e),(k)	–	(0.22) (e)	15.7 (e)

0.43 (b)	73,750	1.01	1.15	2.01	43.6
2.04 (b),(d)	52,874	1.07 (e)	1.26 (e)	2.11 (e)	54.7 (e),(i)

6.07 (b)	84,060	1.25	1.39	(0.35)	76.1
24.33 (b)	86,986	1.35	1.42	(0.16)	65.2
1.43 (b)	75,770	1.32	1.35	0.32	89.5
(36.73) (b)	83,926	1.04	–	0.32	55.6
12.59 (b)	159,977	1.33	–	(0.18)	60.9

12.47 (b)	21,887	1.67	1.83	(1.34)	90.3
35.57 (b)	15,935	1.98	2.07	(1.60)	125.2
13.59 (b)	10,076	2.21	2.27	(1.80)	159.5
(44.11) (b)	6,867	1.99	–	(1.32)	115.5
27.71 (b)	12,437	2.02	–	(1.56)	85.0

7.07 (b)	16,732	1.58	1.83	(1.22)	77.0
28.36 (b)	17,400	1.58	1.89	(1.24)	81.0
6.01 (b)	14,907	1.59	1.98	(1.23)	131.8
(42.82) (b)	14,841	1.85	–	(1.44)	78.0
16.33 (b)	27,431	1.84	–	(1.39)	62.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the contingent deferred sales charge.
(c)	Period from January 17, 2007, date operations commenced, through October 31, 2007. Class J shares incurred a net realized and unrealized gain of $.01 per share from January 10, 2007, through January 16, 2007.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Period from January 17, 2007, date operations commenced, through October 31, 2007. Class J shares incurred a net realized and unrealized gain of $.03 per share from January 10, 2007, through January 16, 2007.
(g)	On January 12, 2007 the fund succeeded to the operations of another fund in a shareholder-approved reorganization. As part of the reorganization, the fund issued one share of stock for each five outstanding shares of the predecessor fund, with the result that the fund's net asset value per share was increased without changing the proportionate beneficial interests of shareholders. The financial highlights have been restated to reflect the issuance of new shares.
(h)	Period from July 12, 2010, date operations commenced, through October 31, 2010.
(i)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Short-Term Bond Fund.
(j)	Excludes expense reimbursement from Manager and/or Distributor.
(k)	Does not include expenses of the investment companies in which the Portfolio invests.

203

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SMALLCAP S&P 600 INDEX FUND
Class J shares
2011	$13.77	$0.07	$1.26	$1.33	($0.07)	$–	($0.07)	$15.03
2010	11.04	0.03	2.73	2.76	(0.03)	–	(0.03)	13.77
2009	11.48	0.04	0.34	0.38	(0.09)	(0.73)	(0.82)	11.04
2008	18.74	0.09	(5.78)	(5.69)	(0.05)	(1.52)	(1.57)	11.48
2007	17.99	0.05	1.81	1.86	(0.02)	(1.09)	(1.11)	18.74
SMALLCAP VALUE FUND II
Class J shares
2011	8.57	(0.02)	0.38	0.36	–	–	–	8.93
2010	6.84	(0.04)	1.77	1.73	–	–	–	8.57
2009(c)	4.14	(0.02)	2.72	2.70	–	–	–	6.84

204

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets(f)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

9.67%(b)	$89,701	0.67%	0.81%	0.49%	19.1%
25.09 (b)	82,762	0.81	0.88	0.22	30.1
4.55 (b)	64,977	0.93	0.98	0.46	22.8
(32.80) (b)	60,133	0.84	–	0.60	58.8
10.67 (b)	87,109	0.82	–	0.29	62.0

4.20 (b)	10,466	1.64	1.81	(0.21)	54.4
25.29 (b)	11,004	1.93	2.05	(0.52)	54.5
65.22 (b),(d)	7,791	1.93 (e)	2.61 (e)	(0.52) (e)	79.1 (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the contingent deferred sales charge.
(c)	Period from March 2, 2009, date operations commenced, through October 31, 2009.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or Distributor.

205

APPENDIX A

Description of Bond Ratings:

Moody’s Investors Service, Inc. Rating Definitions:

Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM NOTES: The four ratings of Moody’s for short-term notes are MIG 1, MIG 2, MIG 3, and MIG 4. MIG 1 denotes “best quality, enjoying strong protection from established cash flows.” MIG 2 denotes “high quality” with “ample margins of protection.” MIG 3 notes are of “favorable quality...but lacking the undeniable strength of the preceding grades.” MIG 4 notes are of “adequate quality, carrying specific risk for having protection...and not distinctly or predominantly speculative.”

Description of Moody’s Commercial Paper Ratings:

Moody’s Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

206

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor’s Corporation’s Debt Ratings:

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources Standard & Poor’s considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.	Likelihood of default – capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.	Nature of and provisions of the obligation;

III.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.

AAA:	Debt rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA:	Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A:	Debt rated “A” has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB:	Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

BB, B, CCC, CC:	Debt rated “BB,” “B,” “CCC,” and “CC” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C:	The rating “C” is reserved for income bonds on which no interest is being paid.

D:	Debt rated “D” is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from “AA” to “B” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

207

Provisional Ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR:	Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

Standard & Poor’s, Commercial Paper Ratings

A Standard & Poor’s Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A:	Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1:	This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a “+” designation.

A-2:	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3:	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

B:	Issues rated “B” are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C:	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor’s by the issuer and obtained by Standard & Poor’s from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor’s rates notes with a maturity of less than three years as follows:

SP-1:	A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a “+” designation.

SP-2:	A satisfactory capacity to pay principal and interest.

SP-3:	A speculative capacity to pay principal and interest.

208

Fitch, Inc. Long-Term Credit Ratings

Investment Grade

AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. “A” ratings denote low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

Speculative Grade

BB: Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC: Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC: Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C: Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Recovery Ratings

Recovery Ratings are assigned to selected individual securities and obligations. These currently are published for most individual obligations of corporate issuers with IDRs in the ‘B’ rating category and below, and for selected structured finance obligations in low speculative grade.

Among the factors that affect recovery rates for securities are the collateral, the seniority relative to other obligations in the capital structure (where appropriate), and the expected value of the company or underlying collateral in distress.

The Recovery Rating scale is based upon the expected relative recovery characteristics of an obligation upon the curing of a default, emergence from insolvency or following the liquidation or termination of the obligor or its associated collateral. For structured finance, Recovery Ratings are designed to estimate recoveries on a forward-looking basis while taking into account the time value of money.

Recovery Ratings are an ordinal scale and do not attempt to precisely predict a given level of recovery. As a guideline in developing the rating assessments, the agency employs broad theoretical recovery bands in its ratings approach based on historical averages, but actual recoveries for a given security may deviate materially from historical averages.

209

RR1: Outstanding recovery prospects given default. ‘RR1’ rated securities have characteristics consistent with securities historically recovering 91%-100% of current principal and related interest.

RR2: Superior recovery prospects given default. ‘RR2’ rated securities have characteristics consistent with securities historically recovering 71%-90% of current principal and related interest.

RR3: Good recovery prospects given default. ‘RR3’ rated securities have characteristics consistent with securities historically recovering 51%-70% of current principal and related interest.

RR4: Average recovery prospects given default. ‘RR4’ rated securities have characteristics consistent with securities historically recovering 31%-50% of current principal and related interest.

RR5: Below average recovery prospects given default. ‘RR5’ rated securities have characteristics consistent with securities historically recovering 11%-30% of current principal and related interest.

RR6: Poor recovery prospects given default. ‘RR6’ rated securities have characteristics consistent with securities historically recovering 0%-10% of current principal and related interest.

Short-Term Credit Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in US public finance markets.

F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk. Default is a real possibility.

RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D: Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

210

ADDITIONAL INFORMATION

Additional information about the Fund (including the Fund's policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated February 29, 2012, which is incorporated by reference into this prospectus. Additional information about the Funds' investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. The Statement of Additional Information and the Fund's annual and semi-annual reports can be obtained free of charge by writing Principal Funds, P.O. Box 55904, Boston, MA 02205. In addition, the Fund makes its Statement of Additional Information and annual and semi-annual reports available, free of charge, on our website at www.principalfunds.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-222-5852.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's internet site at http:// www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1520.

The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Principal Funds, Inc. SEC File 811-07572

211

PRINCIPAL FUNDS, INC. (“PFI”)

R-1 Class Shares	R-3 Class Shares	R-5 Class Shares
R-2 Class Shares	R-4 Class Shares

The date of this Prospectus is February 29, 2012.

Ticker Symbols
Fund Name	R-1	R-2	R-3	R-4	R-5
Bond & Mortgage Securities	PBOMX	PBMNX	PBMMX	PBMSX	PBMPX
Core Plus Bond I	PCBRX	PCBBX	PCIRX	PCBDX	PCBEX
Diversified International	PDVIX	PINNX	PINRX	PINLX	PINPX
Equity Income	PIEMX	PEINX	PEIOX	PEIPX	PEIQX
Government & High Quality Bond	PMGRX	PFMRX	PRCMX	PMRDX	PMREX
Income	PIOMX	PIONX	PIOOX	PIOPX	PIOQX
Inflation Protection	PISPX	PBSAX	PIFPX	PIFSX	PBPPX
International Emerging Markets	PIXEX	PEASX	PEAPX	PESSX	PEPSX
International I	PPISX	PSPPX	PRPPX	PUPPX	PTPPX
LargeCap Blend II	PLBSX	PPZNX	PPZMX	PPZSX	PPZPX
LargeCap Growth	PLSGX	PCPPX	PLGPX	PEPPX	PDPPX
LargeCap Growth I	PCRSX	PPUNX	PPUMX	PPUSX	PPUPX
LargeCap Growth II	PDASX	PPTNX	PPTMX	PPTSX	PPTPX
LargeCap S&P 500 Index	PLPIX	PLFNX	PLFMX	PLFSX	PLFPX
LargeCap Value	PLSVX	PLVNX	PLVMX	PLVSX	PLVPX
LargeCap Value I	PVUAX	PABEX	PABDX	PAGBX	PAFBX
LargeCap Value III	PESAX	PPSNX	PPSFX	PPSSX	PPSRX
MidCap Blend	PMSBX	PMBNX	PMBMX	PMBSX	PMBPX
MidCap Growth	PMSGX	PGPPX	PFPPX	PIPPX	PHPPX
MidCap Growth III	PHASX	PPQNX	PPQMX	PPQSX	PPQPX
MidCap S&P 400 Index	PMSSX	PMFNX	PMFMX	PMFSX	PMFPX
MidCap Value I	PLASX	PABUX	PMPRX	PABWX	PABVX
MidCap Value III	PMSVX	PKPPX	PJPPX	PMPPX	PLPPX
Money Market	PASXX	PMVXX	PMRXX	PMSXX	PMPXX
Overseas (formerly known as International Value I)	PINQX	PINSX	PINTX	PINUX	PINGX
Principal Capital Appreciation	PCAMX	PCANX	PCAOX	PCAPX	PCAQX
Principal LifeTime 2010	PVASX	PTANX	PTAMX	PTASX	PTAPX
Principal LifeTime 2015	LTSGX	LTASX	LTAPX	LTSLX	LTPFX
Principal LifeTime 2020	PWASX	PTBNX	PTBMX	PTBSX	PTBPX
Principal LifeTime 2025	LTSNX	LTADX	LTVPX	LTEEX	LTPDX
Principal LifeTime 2030	PXASX	PTCNX	PTCMX	PTCSX	PTCPX
Principal LifeTime 2035	LTANX	LTVIX	LTAOX	LTSEX	LTPEX
Principal LifeTime 2040	PYASX	PTDNX	PTDMX	PTDSX	PTDPX
Principal LifeTime 2045	LTRGX	LTRSX	LTRVX	LTRLX	LTRDX
Principal LifeTime 2050	PZASX	PTENX	PTERX	PTESX	PTEFX
Principal LifeTime 2055	LTFGX	LTFSX	LTFDX	LTFLX	LTFPX
Principal LifeTime Strategic Income	PLAIX	PLSNX	PLSMX	PLSSX	PLSPX
Real Estate Securities	PRAEX	PRENX	PRERX	PRETX	PREPX
SAM Balanced	PSBGX	PSBVX	PBAPX	PSBLX	PSBFX
SAM Conservative Balanced	PCSSX	PCNSX	PCBPX	PCBLX	PCBFX
SAM Conservative Growth	PCGGX	PCGVX	PCGPX	PCWSX	PCWPX
SAM Flexible Income	PFIGX	PFIVX	PFIPX	PFILX	PFIFX
SAM Strategic Growth	PSGGX	PSGVX	PSGPX	PSGLX	PSGFX
Short-Term Income	PSIMX	PSINX	PSIOX	PSIPX	PSIQX
SmallCap Blend	PSABX	PSBNX	PSBMX	PSBSX	PSBPX
SmallCap Growth I	PNASX	PPNNX	PPNMX	PPNSX	PPNPX
SmallCap Growth II	PPASX	PPMNX	PPMMX	PPMSX	PPMPX
SmallCap S&P 600 Index	PSAPX	PSSNX	PSSMX	PSSSX	PSSPX
SmallCap Value II	PCPTX	PKARX	PJARX	PSTWX	PLARX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summaries
LARGECAP US EQUITY FUNDS
Equity Income Fund	4
LargeCap Blend Fund II	7
LargeCap Growth Fund	11
LargeCap Growth Fund I	15
LargeCap Growth Fund II	18
LargeCap S&P 500 Index Fund	21
LargeCap Value Fund	24
LargeCap Value Fund I	27
LargeCap Value Fund III	30
Principal Capital Appreciation Fund	33
SMALL/MIDCAP US EQUITY FUNDS
MidCap Blend Fund	36
MidCap Growth Fund	39
MidCap Growth Fund III	42
MidCap S&P 400 Index Fund	45
MidCap Value Fund I	48
MidCap Value Fund III	52
SmallCap Blend Fund	55
SmallCap Growth Fund I	58
SmallCap Growth Fund II	61
SmallCap S&P 600 Index Fund	64
SmallCap Value Fund II	67
INTERNATIONAL EQUITY FUNDS
Diversified International Fund	71
International Emerging Markets Fund	74
International Fund I	77
Overseas Fund (formerly known as International Value Fund I)	81
REAL ESTATE FUND
Real Estate Securities Fund	85
BALANCED/ASSET ALLOCATION FUNDS
Principal LifeTime Strategic Income Fund	88
Principal LifeTime 2010 Fund	93
Principal LifeTime 2015 Fund	98
Principal LifeTime 2020 Fund	103
Principal LifeTime 2025 Fund	108
Principal LifeTime 2030 Fund	113
Principal LifeTime 2035 Fund	118
Principal LifeTime 2040 Fund	123
Principal LifeTime 2045 Fund	128
Principal LifeTime 2050 Fund	133
Principal LifeTime 2055 Fund	138
Strategic Asset Management (“SAM”) Balanced Portfolio	143
Strategic Asset Management (“SAM”) Conservative Balanced Portfolio	147
Strategic Asset Management (“SAM”) Conservative Growth Portfolio	151
Strategic Asset Management (“SAM”) Flexible Income Portfolio	155
Strategic Asset Management (“SAM”) Strategic Growth Portfolio	159
SHORT-TERM FIXED INCOME FUNDS
Money Market Fund	163
Short-Term Income Fund	166
FIXED INCOME FUNDS
Bond & Mortgage Securities Fund	170
Core Plus Bond Fund I	174
Government & High Quality Bond Fund	178
Income Fund	181
Inflation Protection Fund	185
2

Certain Information Common to all Funds	188
Additional Information about Investment Strategies and Risks	188
Portfolio Holdings Information	211
Management of the Funds	211
Pricing of Fund Shares	225
Purchase of Fund Shares	226
Redemption of Fund Shares	227
Exchange of Fund Shares	227
Dividends and Distributions	228
Frequent Purchases and Redemptions	229
Tax Considerations	229
The Costs of Investing	230
Distribution Plans and Intermediary Compensation	231
Fund Account Information	232
Financial Highlights	233
Appendix A - Description of Bond Ratings	330
Additional Information	335

3

Equity Income Fund

Objective:	The Fund seeks to provide a relatively high level of current income and long-term growth of income and capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.51%	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.53%	0.45%	0.32%	0.28%	0.26%
Total Annual Fund Operating Expenses	1.39%	1.26%	1.08%	0.89%	0.77%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$142	$440	$761	$1,669
Class R-2	$128	$400	$692	$1,523
Class R-3	$110	$343	$595	$1,317
Class R-4	$91	$284	$493	$1,096
Class R-5	$79	$246	$428	$954

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.6% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in dividend-paying equity securities. The Fund usually invests in equity securities of companies with large market capitalizations (those included in the S&P 500 Index, which as of December 31, 2011 ranged between $1.5 billion and $401.25 billion), but may also invest in equity securities of companies with medium market capitalizations (those included in the Russell Midcap® Index, which as of December 31, 2011 ranged between $29.19 million and $20.47 billion). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund will also invest in real estate investment trusts and securities of foreign issuers.

Principal Risks

The Fund may be an appropriate investment for investors who seek dividends to generate income or to reinvest for growth and who can accept fluctuations in the value of investments and the risks of investing in real estate investment trust securities and foreign securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

4

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996. The R-1, R-2, R-3, R-4 and R-5 Class shares were first sold on March 1, 2010.

5

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	15.64%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-19.88%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class R-1 Return Before Taxes	4.54%	-0.37%	5.16%
Class R-1 Return After Taxes on Distributions	4.17%	-1.09%	4.42%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	3.42%	-0.43%	4.34%
Class R-2 Return Before Taxes	4.76%	-0.23%	5.30%
Class R-3 Return Before Taxes	4.86%	-0.07%	5.48%
Class R-4 Return Before Taxes	5.06%	0.10%	5.65%
Class R-5 Return Before Taxes	5.22%	0.17%	5.68%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	0.39%	-2.64%	3.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Edge Asset Management, Inc.

•	Daniel R. Coleman (since 2010), Head of Equities, Portfolio Manager
•	David W. Simpson (since 2008), Portfolio Manager

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
6

LargeCap Blend Fund II

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Total Annual Fund Operating Expenses	1.63%	1.50%	1.32%	1.13%	1.01%
Fee Waiver(1)	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver	1.61%	1.48%	1.30%	1.11%	0.99%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2013. The fee waiver will reduce the Fund's Management Fees by 0.018% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$164	$512	$884	$1,931
Class R-2	$151	$472	$816	$1,789
Class R-3	$132	$416	$721	$1,588
Class R-4	$113	$357	$620	$1,373
Class R-5	$101	$319	$556	$1,234

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43.7% of the average value of its portfolio

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index (as of December 31, 2011, this range was between approximately $1.5 billion and $401.25 billion)) at the time of purchase. The fund will also invest in securities of foreign issuers.

Employing a "blend" strategy, the Fund's assets are invested in equity securities with both growth and/or value characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.

7

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an actively managed portfolio of equity securities, but who prefer investing in larger, established companies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

8

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	16.69%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.13%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class R-1 Return Before Taxes	-1.42%	-1.24%	2.28%
Class R-1 Return After Taxes on Distributions	-1.47%	-1.62%	1.77%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	-0.85%	-1.09%	1.87%
Class R-2 Return Before Taxes	-1.33%	-1.12%	2.42%
Class R-3 Return Before Taxes	-1.15%	-0.94%	2.58%
Class R-4 Return Before Taxes	-0.88%	-0.75%	2.82%
Class R-5 Return Before Taxes	-0.76%	-0.62%	2.91%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor and Portfolio Manager:

Principal Management Corporation

•	Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):

ClearBridge Advisors, LLC

•	Scott Glasser (since 2009), Senior Portfolio Manager and Managing Director
•	Michael Kagan (since 2009), Senior Portfolio Manager and Managing Director

T. Rowe Price Associates, Inc.

•	Anna M. Dopkin (since 2007), Vice President
•	Ann M. Holcomb (since 2009), Vice President

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

9

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
10

LargeCap Growth Fund

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Total Annual Fund Operating Expenses	1.52%	1.39%	1.21%	1.02%	0.90%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$155	$480	$829	$1,813
Class R-2	$142	$440	$761	$1,669
Class R-3	$123	$384	$665	$1,466
Class R-4	$104	$325	$563	$1,248
Class R-5	$92	$287	$498	$1,108

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64.8% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Growth Index (as of December 31, 2011, this range was between approximately $578 million and $401.25 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

11

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the R-3 Class shares.

During 2003, the Fund processed a significant (relative to the R-1 Class) “As Of” transaction that resulted in a gain to the remaining shareholders of the R-1 Class. In accordance with the Fund’s shareholder processing policies, this benefit inures all shareholders of the R-1 Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

During 2010, the R-3 Class experienced a significant one time gain of approximately $0.06/shares as the result of a settlement in an SEC administrative proceeding. If such gain had not been recognized, the total amounts expressed herein would have been lower.

During 2003, the R-4 Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

12

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	15.73%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-25.97%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class R-1 Return Before Taxes	-5.20%	-0.59%	1.46%(1)
Class R-1 Return After Taxes on Distributions	-5.20%	-0.64%	1.41%(1)
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	-3.38%	-0.49%	1.26%(1)
Class R-2 Return Before Taxes	-5.04%	-0.48%	1.24%
Class R-3 Return Before Taxes	-4.87%	-0.16%	1.84%(1) (2)
Class R-4 Return Before Taxes	-4.68%	-0.10%	1.77%(3)
Class R-5 Return Before Taxes	-4.57%	0.00%	1.71%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	2.64%	2.50%	2.60%
(1)	During 2003, the Fund processed a significant (relative to the Class) “As Of” transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund’s shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.
(2)	During 2003, the R-3 Class experienced a significant one time gain of approximately $0.06/share as the result of a settlement in an SEC administrative proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
(3)	During 2003, the R-4 Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Columbus Circle Investors

•	Thomas J. Bisighini (since 2009), Managing Director/Co-Portfolio Manager
•	Anthony Rizza (since 2005), Senior Managing Director/Portfolio Manager

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

13

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
14

LargeCap Growth Fund I

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.62%	0.62%	0.62%	0.62%	0.62%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Total Annual Fund Operating Expenses	1.51%	1.38%	1.20%	1.01%	0.89%
Fee Waiver(1)	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses After Waiver	1.49%	1.36%	1.18%	0.99%	0.87%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2013. The fee waiver will reduce the Fund's Management Fees by 0.016% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$152	$475	$821	$1,800
Class R-2	$138	$435	$753	$1,655
Class R-3	$120	$379	$657	$1,452
Class R-4	$101	$319	$556	$1,234
Class R-5	$ 89	$282	$491	$1,094

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52.0% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with large market capitalizations (those with market capitalization ranges similar to the companies in the Russell 1000® Growth Index (as of December 31, 2011, this range was between approximately $578 million and $401.25 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund may also invest in securities of foreign companies.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

15

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

16

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	19.59%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.79%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class R-1 Return Before Taxes	-1.27%	2.29%	1.82%
Class R-1 Return After Taxes on Distributions	-1.86%	2.02%	1.52%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	-0.08%	1.94%	1.51%
Class R-2 Return Before Taxes	-1.07%	2.42%	1.95%
Class R-3 Return Before Taxes	-0.92%	2.61%	2.29%
Class R-4 Return Before Taxes	-0.69%	2.81%	2.33%
Class R-5 Return Before Taxes	-0.58%	2.91%	2.48%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	2.64%	2.50%	2.60%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor and Portfolio Manager:

Principal Management Corporation

•	Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):

Brown Advisory, LLC

•	Kenneth M. Stuzin (since 2009), Partner and U.S. Large-Cap Growth Equity Portfolio Manager

T. Rowe Price Associates, Inc.

•	Robert W. Sharps, (since 2004), Vice President

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
17

LargeCap Growth Fund II

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees(1)	0.88%	0.88%	0.88%	0.88%	0.88%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.53%	0.45%	0.32%	0.28%	0.26%
Total Annual Fund Operating Expenses	1.76%	1.63%	1.45%	1.26%	1.14%
Fee Waiver(2)	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver	1.75%	1.62%	1.44%	1.25%	1.13%
(1)	Management Fees have been restated to reflect current fees. Effective November 1, 2011, Management Fees were reduced.
(2)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2013. The fee waiver will reduce the Fund's Management Fees by 0.014% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$178	$553	$953	$2,072
Class R-2	$165	$513	$885	$1,932
Class R-3	$147	$457	$791	$1,734
Class R-4	$127	$398	$690	$1,522
Class R-5	$115	$361	$626	$1,385

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73.7% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Growth Index (as of December 31, 2011, the range was between approximately $578 million and $401.25 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

18

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	15.66%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.96%

19

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class R-1 Return Before Taxes	0.10%	1.61%	1.79%
Class R-1 Return After Taxes on Distributions	-1.25%	0.85%	1.17%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	1.77%	1.21%	1.38%
Class R-2 Return Before Taxes	0.24%	1.74%	1.91%
Class R-3 Return Before Taxes	0.33%	1.91%	2.07%
Class R-4 Return Before Taxes	0.64%	2.11%	2.29%
Class R-5 Return Before Taxes	0.59%	2.23%	2.39%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	2.64%	2.50%	2.60%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor and Portfolio Manager:

Principal Management Corporation

•	Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):

American Century Investment Management, Inc.

•	Prescott LeGard (since 2000), Vice President and Portfolio Manager
•	Gregory J. Woodhams (since 2000), Chief Investment Officer, U.S. Growth Equity - Large Cap, Senior Vice President and Senior Portfolio Manager

Montag & Caldwell, LLC

•	Ronald E. Canakaris (since 2009), Chairman and CIO
•	Charles E. Markwalter (since 2009), Vice President
•	Grover C. Maxwell III (since 2009), Executive Vice President

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
20

LargeCap S&P 500 Index Fund

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Total Annual Fund Operating Expenses	1.04%	0.91%	0.73%	0.54%	0.42%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$106	$331	$574	$1,271
Class R-2	$ 93	$290	$504	$1,120
Class R-3	$ 75	$233	$406	$ 906
Class R-4	$ 55	$173	$302	$ 677
Class R-5	$ 43	$135	$235	$ 530

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4.3% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that compose the S&P 500 Index at the time of purchase. The Index is designed to represent U.S equities with risk/return characteristics of the large cap universe. As of December 31, 2011, the market capitalization range of the Index was between approximately $1.5 billion and $401.25 billion. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. The Fund may utilize derivative strategies. Specifically, the Fund invests in index futures and options on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Note:	“Standard & Poor's 500" and "S&P 500®" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

21

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the R-3 Class shares.

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	15.56%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.08%

22

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class R-1 Return Before Taxes	1.05%	-1.28%	1.81%
Class R-1 Return After Taxes on Distributions	0.89%	-1.47%	1.53%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	0.89%	-1.10%	1.52%
Class R-2 Return Before Taxes	1.25%	-1.13%	1.96%
Class R-3 Return Before Taxes	1.34%	-0.96%	2.14%
Class R-4 Return Before Taxes	1.63%	-0.77%	2.33%
Class R-5 Return Before Taxes	1.60%	-0.67%	2.48%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	Thomas L. Kruchten (since 2011), Research Analyst and Portfolio Manager

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
23

LargeCap Value Fund

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Estimated For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.43%	0.43%	0.43%	0.43%	0.43%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.32%	1.19%	1.01%	0.82%	0.70%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$134	$418	$723	$1,590
Class R-2	$121	$378	$654	$1,443
Class R-3	$103	$322	$558	$1,236
Class R-4	$ 84	$262	$455	$1,014
Class R-5	$ 72	$224	$390	$ 871

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 130.9% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Value Index, which as of December 31, 2011, ranged between approximately $362 million and $401.25 billion) at the time of purchase. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund may actively trade portfolio securities.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

24

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the R-3 Class shares.

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	15.57%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-21.91%

25

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class R-1 Return Before Taxes	0.55%	-3.60%	2.33%
Class R-1 Return After Taxes on Distributions	0.47%	-4.02%	1.86%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	0.47%	-3.04%	1.98%
Class R-2 Return Before Taxes	0.65%	-3.46%	2.50%
Class R-3 Return Before Taxes	0.81%	-3.31%	2.64%
Class R-4 Return Before Taxes	0.97%	-3.11%	2.81%
Class R-5 Return Before Taxes	1.18%	-3.01%	2.97%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	0.39%	-2.64%	3.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	Arild Holm (since 2007), Portfolio Manager
•	Jeffrey A. Schwarte (since 2010), Portfolio Manager

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
26

LargeCap Value Fund I

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.77%	0.77%	0.77%	0.77%	0.77%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.53%	0.45%	0.32%	0.28%	0.26%
Total Annual Fund Operating Expenses	1.65%	1.52%	1.34%	1.15%	1.03%
Fee Waiver(1)	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver	1.64%	1.51%	1.33%	1.14%	1.02%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2013. The fee waiver will reduce the Fund's Management Fees by 0.014% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$167	$519	$896	$1,954
Class R-2	$154	$479	$828	$1,812
Class R-3	$135	$423	$733	$1,612
Class R-4	$116	$364	$632	$1,396
Class R-5	$104	$327	$567	$1,258

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95.4% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Value Index (as of December 31, 2011, this range was between approximately $362 million and $401.25 billion)) at the time of purchase. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

27

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities but prefer investing in companies that appear to be considered undervalued relative to similar companies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	18.99%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-25.17%

28

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	Life of Fund
Class R-1 Return Before Taxes	-2.59%	-4.76%	1.53%
Class R-1 Return After Taxes on Distributions	-2.68%	-4.93%	1.33%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	-1.56%	-3.97%	1.32%
Class R-2 Return Before Taxes	-2.47%	-4.63%	1.65%
Class R-3 Return Before Taxes	-2.27%	-4.46%	1.84%
Class R-4 Return Before Taxes	-2.07%	-4.27%	2.04%
Class R-5 Return Before Taxes	-1.96%	-4.16%	2.16%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	0.39%	-2.64%	3.66%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor and Portfolio Manager:

Principal Management Corporation

•	Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):

Herndon Capital Management, LLC

•	Randell A. Cain, Jr. (since 2011), Principal/Portfolio Manager

Thompson, Siegel & Walmsley LLC

•	Paul Ferwerda (since 2011), Portfolio Manager
•	Elizabeth Cabell Jennings (since 2009), Portfolio Manager
•	Charles J. Wittmann (since 2009), Portfolio Manager

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.

29

LargeCap Value Fund III

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.78%	0.78%	0.78%	0.78%	0.78%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Total Annual Fund Operating Expenses	1.67%	1.54%	1.36%	1.17%	1.05%
Fee Waiver(1)	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver	1.66%	1.53%	1.35%	1.16%	1.04%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2013. The fee waiver will reduce the Fund's Management Fees by 0.012% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$169	$525	$906	$1,975
Class R-2	$156	$485	$838	$1,834
Class R-3	$137	$430	$744	$1,634
Class R-4	$118	$370	$643	$1,419
Class R-5	$106	$333	$578	$1,282

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70.9% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in companies with large market capitalizations similar to companies in the Russell 1000® Value Index (approximately $362 million and $401.25 billion as of December 31, 2011) at the time of purchase. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

30

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	15.77%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-21.69%

31

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class R-1 Return Before Taxes	-3.78%	-6.56%	0.88%
Class R-1 Return After Taxes on Distributions	-3.87%	-6.88%	0.47%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	-2.33%	-5.41%	0.78%
Class R-2 Return Before Taxes	-3.65%	-6.45%	1.02%
Class R-3 Return Before Taxes	-3.45%	-6.27%	1.43%
Class R-4 Return Before Taxes	-3.35%	-6.10%	1.38%
Class R-5 Return Before Taxes	-3.19%	-6.00%	1.53%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	0.39%	-2.64%	3.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor and Portfolio Manager:

Principal Management Corporation

•	Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):

Barrow, Hanley, Mewhinney & Strauss, LLC.

•	James P. Barrow (since 2011), Executive Director and Portfolio Manager
•	Robert J. Chambers (since 2011), Managing Director and Portfolio Manager
•	Timothy J. Culler (since 2011), Managing Director and Portfolio Manager
•	Mark Giambrone (since 2011), Managing Director and Portfolio Manager
•	Ray Nixon Jr. (since 2011), Executive Director and Portfolio Manager

Westwood Management Corp.

•	Lisa Dong (since 2010), Vice President and Research Analyst
•	Mark R. Freeman (since 2008), Senior Vice President and Portfolio Manager
•	Scott D. Lawson (since 2008), Vice President and Senior Research Analyst
•	Jay K. Singhania (since 2008), Vice President and Research Analyst

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
32

Principal Capital Appreciation Fund

Objective:	The Fund seeks to provide long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Estimated For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.51%	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.53%	0.45%	0.32%	0.28%	0.26%
Total Annual Fund Operating Expenses	1.39%	1.26%	1.08%	0.89%	0.77%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$142	$440	$761	$1,669
Class R-2	$128	$400	$692	$1,523
Class R-3	$110	$343	$595	$1,317
Class R-4	$ 91	$284	$493	$1,096
Class R-5	$ 79	$246	$428	$ 954

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.7% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in equity securities of companies with any market capitalization, but may have a greater exposure to large market capitalization companies than small or medium capitalization companies.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

33

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on November 24, 1986. The R-1, R-2, R-3, R-4 and R-5 Class shares were first sold on March 1, 2010.

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	20.38%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.85%

34

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class R-1 Return Before Taxes	-0.56%	0.85%	4.33%
Class R-1 Return After Taxes on Distributions	-0.87%	0.24%	3.91%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	0.02%	0.68%	3.74%
Class R-2 Return Before Taxes	-0.43%	0.98%	4.47%
Class R-3 Return Before Taxes	-0.28%	1.16%	4.65%
Class R-4 Return Before Taxes	-0.06%	1.33%	4.83%
Class R-5 Return Before Taxes	0.05%	1.42%	4.88%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	-0.01%	3.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Edge Asset Management, Inc.

•	Daniel R. Coleman (since 2010), Head of Equities, Portfolio Manager
•	Philip M. Foreman (since 2002), Portfolio Manager

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
35

MidCap Blend Fund

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Estimated For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.53%	0.45%	0.32%	0.28%	0.26%
Total Annual Fund Operating Expenses	1.51%	1.38%	1.20%	1.01%	0.89%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$154	$477	$824	$1,802
Class R-2	$140	$437	$755	$1,657
Class R-3	$122	$381	$660	$1,455
Class R-4	$103	$322	$558	$1,236
Class R-5	$91	$284	$493	$1,096

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.2% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Index (as of December 31, 2011, this range was between approximately $29.19 million and $20.47 billion) at the time of purchase.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

36

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the R-3 Class shares.

During 2004, The R-4 Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	17.51%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-23.94%

37

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class R-1 Return Before Taxes	7.17%	4.31%	7.69%
Class R-1 Return After Taxes on Distributions	6.13%	3.45%	6.86%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	5.83%	3.56%	6.61%
Class R-2 Return Before Taxes	7.31%	4.45%	7.83%
Class R-3 Return Before Taxes	7.43%	4.64%	8.03%
Class R-4 Return Before Taxes	7.73%	4.84%	8.33%(1)
Class R-5 Return Before Taxes	7.86%	4.98%	8.36%
Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)	-1.55%	1.41%	6.99%
(1)	During 2004, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	K. William Nolin (since 2000), Portfolio Manager

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
38

MidCap Growth Fund

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.55%	0.47%	0.34%	0.30%	0.28%
Total Annual Fund Operating Expenses	1.55%	1.42%	1.24%	1.05%	0.93%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$158	$490	$845	$1,845
Class R-2	$145	$449	$776	$1,702
Class R-3	$126	$393	$681	$1,500
Class R-4	$107	$334	$579	$1,283
Class R-5	$95	$296	$515	$1,143

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 155.1% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Growth Index (as of December 31, 2011, this range was between approximately $578 million and $20.47 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund may actively trade portfolio securities and invest its assets in the securities of foreign issuers.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

39

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the R-3 Class shares.

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q4 ‘10	17.47%
Lowest return for a quarter during the period of the bar chart above:	Q2 ‘02	-28.44%

40

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class R-1 Return Before Taxes	-7.39%	2.22%	0.79%
Class R-1 Return After Taxes on Distributions	-9.71%	1.48%	0.43%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	-2.88%	1.79%	0.63%
Class R-2 Return Before Taxes	-7.29%	2.37%	0.92%
Class R-3 Return Before Taxes	-7.15%	2.56%	1.11%
Class R-4 Return Before Taxes	-6.89%	2.75%	1.28%
Class R-5 Return Before Taxes	-6.81%	2.89%	1.42%
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	-1.65%	2.44%	5.29%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Columbus Circle Investors

•	Clifford G. Fox (since 2005), Senior Managing Director/Portfolio Manager
•	Michael Iacono (since 2008), Managing Director/Co-Portfolio Manager
•	Katerina Wasserman (since 2010), Senior Vice President, Co-Portfolio Manager

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
41

MidCap Growth Fund III

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.96%	0.96%	0.96%	0.96%	0.96%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Total Annual Fund Operating Expenses	1.85%	1.72%	1.54%	1.35%	1.23%
Fee Waiver(1)	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver	1.83%	1.70%	1.52%	1.33%	1.21%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2013. The fee waiver will reduce the Fund's Management Fees by 0.022% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$186	$579	$998	$2,167
Class R-2	$173	$540	$931	$2,028
Class R-3	$155	$484	$837	$1,833
Class R-4	$135	$425	$737	$1,622
Class R-5	$123	$388	$673	$1,487

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 107.8% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Growth Index (as of December 31, 2011, this range was between approximately $578 million and $20.47 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund may actively trade portfolio securities.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

42

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the R-3 Class shares.

43

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	20.25%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-28.75%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class R-1 Return Before Taxes	-5.17%	1.70%	3.64%
Class R-1 Return After Taxes on Distributions	-5.17%	1.49%	3.48%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	-3.36%	1.47%	3.17%
Class R-2 Return Before Taxes	-5.09%	1.83%	3.63%
Class R-3 Return Before Taxes	-4.92%	1.98%	3.95%
Class R-4 Return Before Taxes	-4.71%	2.18%	4.01%
Class R-5 Return Before Taxes	-4.54%	2.30%	4.18%
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	-1.65%	2.44%	5.29%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor and Portfolio Manager:

Principal Management Corporation

•	Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):

Jacobs Levy Equity Management, Inc.

•	Bruce I. Jacobs (since 2008), President, Co-Chief Investment Officer
•	Kenneth N. Levy (since 2008), Vice President, Co-Chief Investment Officer

Turner Investments, L.P.

•	Christopher K. McHugh (since 2000), Vice Chairman/Senior Portfolio Manager

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
44

MidCap S&P 400 Index Fund

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.05%	0.92%	0.74%	0.55%	0.43%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$107	$334	$579	$ 1,283
Class R-2	$ 94	$293	$509	$ 1,131
Class R-3	$ 76	$237	$411	$ 918
Class R-4	$ 56	$176	$307	$ 689
Class R-5	$ 44	$138	$241	$ 542

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15.8% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index at the time of purchase. The Index is designed to represent U.S equities with risk/return characteristics of the mid cap universe. As of December 31, 2011, the market capitalization range of the Index was between approximately $445 million and $8.05 billion. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. The Fund invests in index futures and options and exchange-traded funds ("ETFs") on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Note:	“Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.
45

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the R-3 Class shares.

46

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	19.74%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-25.83%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class R-1 Return Before Taxes	-2.77%	2.23%	5.82%
Class R-1 Return After Taxes on Distributions	-3.39%	1.58%	5.26%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	-1.04%	1.78%	4.97%
Class R-2 Return Before Taxes	-2.67%	2.36%	5.95%
Class R-3 Return Before Taxes	-2.40%	2.56%	6.16%
Class R-4 Return Before Taxes	-2.25%	2.74%	6.34%
Class R-5 Return Before Taxes	-2.17%	2.86%	6.47%
S&P 400 MidCap Stock Index (reflects no deduction for fees, expenses, or taxes)	-1.73%	3.32%	7.04%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	Thomas L. Kruchten (since 2011), Research Analyst and Portfolio Manager

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
47

MidCap Value Fund I

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.98%	0.98%	0.98%	0.98%	0.98%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Total Annual Fund Operating Expenses	1.87%	1.74%	1.56%	1.37%	1.25%
Fee Waiver(1)	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver	1.85%	1.72%	1.54%	1.35%	1.23%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2013. The fee waiver will reduce the Fund's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$188	$586	$1,009	$2,188
Class R-2	$175	$546	$942	$2,050
Class R-3	$157	$490	$848	$1,854
Class R-4	$137	$432	$748	$1,644
Class R-5	$125	$394	$684	$1,509

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80.3% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of equity securities of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap® Value Index (as of December 31, 2011, the range was between approximately $29.19 million and $20.47 billion)) at the time of purchase. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund will also invest in real estate investment trusts.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

48

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For periods prior to the date on which these classes began operations, their returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for the periods prior to the date these classes began operations) that is no higher than the historical performance of the Institutional Class shares.

49

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	22.07%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-23.84%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	Life of Fund
Class R-1 Return Before Taxes	-4.81%	0.14%	6.09%
Class R-1 Return After Taxes on Distributions	-4.81%	-0.33%	5.39%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	-3.13%	0.03%	5.12%
Class R-2 Return Before Taxes	-4.58%	0.28%	6.24%
Class R-3 Return Before Taxes	-4.46%	0.46%	6.42%
Class R-4 Return Before Taxes	-4.35%	0.64%	6.60%
Class R-5 Return Before Taxes	-4.17%	0.76%	6.75%
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	-1.38%	0.04%	6.70%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor and Portfolio Manager:

Principal Management Corporation

•	Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):

Goldman Sachs Asset Management, L.P.

•	Dolores Bamford (since 2003), Managing Director
•	Andrew Braun (since 2003), Managing Director, Co-CIO
•	Sean Gallagher (since 2003), Managing Director, Co-CIO

Los Angeles Capital Management and Equity Research, Inc.

•	Daniel E. Allen (since 2011), Director of Global Equities
•	Hal W. Reynolds (since 2005), Chief Investment Officer
•	Thomas D. Stevens (since 2005), Chairman and President
50

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
51

MidCap Value Fund III

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.56%	0.48%	0.35%	0.31%	0.29%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.58%	1.45%	1.27%	1.08%	0.96%
Fee Waiver(1)	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver	1.57%	1.44%	1.26%	1.07%	0.95%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2013. The fee waiver will reduce the Fund's Management Fees by 0.014% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$160	$498	$859	$1,877
Class R-2	$147	$457	$791	$1,734
Class R-3	$128	$402	$696	$1,533
Class R-4	$109	$342	$594	$1,316
Class R-5	$ 97	$305	$530	$1,177

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 86.4% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Value Index (as of December 31, 2011, this range was between approximately $29.19 million and $20.47 billion)) at the time of purchase. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund may invest in real estate investment trusts.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

52

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the R-3 Class shares.

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	18.92%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.57%

53

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class R-1 Return Before Taxes	1.53%	-0.43%	5.39%
Class R-1 Return After Taxes on Distributions	1.47%	-0.83%	4.51%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	1.06%	-0.42%	4.41%
Class R-2 Return Before Taxes	1.70%	-0.28%	5.58%
Class R-3 Return Before Taxes	1.85%	-0.11%	5.72%
Class R-4 Return Before Taxes	2.09%	0.09%	5.83%
Class R-5 Return Before Taxes	2.21%	0.20%	5.99%
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	-1.38%	0.04%	7.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor and Portfolio Manager:

Principal Management Corporation

•	Mariateresa Monaco (since 2010), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):

Barrow, Hanley, Mewhinney & Strauss, LLC

•	James P. Barrow (since 2005), Portfolio Manager, Executive Director
•	Mark Giambrone (since 2005), Portfolio Manager, Managing Director

Principal Global Investors, LLC

•	Joel Fortney (since 2011), Portfolio Manager
•	Jeffrey A. Schwarte (since 2005), Portfolio Manager

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
54

SmallCap Blend Fund

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.55%	0.47%	0.34%	0.30%	0.28%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.67%	1.54%	1.36%	1.17%	1.05%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$170	$526	$907	$1,976
Class R-2	$157	$486	$839	$1,834
Class R-3	$138	$431	$745	$1,635
Class R-4	$119	$372	$644	$1,420
Class R-5	$107	$334	$579	$1,283

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76.1% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Index (as of December 31, 2011, this range was between approximately $4.5 million and $3.7 billion)) at the time of purchase.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

55

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase..

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the R-3 Class shares.

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	19.73%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-26.35%

56

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class R-1 Return Before Taxes	-2.42%	-1.61%	4.32%
Class R-1 Return After Taxes on Distributions	-2.42%	-1.94%	3.84%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	-1.57%	-1.41%	3.73%
Class R-2 Return Before Taxes	-2.28%	-1.48%	4.48%
Class R-3 Return Before Taxes	-2.09%	-1.30%	4.64%
Class R-4 Return Before Taxes	-1.99%	-1.12%	4.86%
Class R-5 Return Before Taxes	-1.83%	-1.01%	4.98%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	-4.18%	0.15%	5.62%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	Phil Nordhus (since 2006), Portfolio Manager
•	Brian Pattinson (since 2011), Portfolio Manager

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
57

SmallCap Growth Fund I

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	1.08%	1.08%	1.08%	1.08%	1.08%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Total Annual Fund Operating Expenses	1.97%	1.84%	1.66%	1.47%	1.35%
Fee Waiver(1)	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver	1.95%	1.82%	1.64%	1.45%	1.33%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2013. The fee waiver will reduce the Fund's Management Fees by 0.022% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$198	$616	$1,060	$2,294
Class R-2	$185	$576	$ 993	$2,157
Class R-3	$167	$521	$ 900	$1,963
Class R-4	$148	$463	$ 800	$1,755
Class R-5	$135	$425	$ 737	$1,622

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 90.3% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of: 1) $4.0 billion or 2) the highest market capitalization of the companies in the Russell 2000® Growth Index (as of December 31, 2011, the range was between approximately $4.5 million and $3.7 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

58

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	20.04%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-29.36%

59

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class R-1 Return Before Taxes	-0.31%	3.14%	2.73%
Class R-1 Return After Taxes on Distributions	-1.20%	2.62%	2.40%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	0.92%	2.59%	2.29%
Class R-2 Return Before Taxes	-0.21%	3.31%	2.87%
Class R-3 Return Before Taxes	-0.01%	3.49%	3.06%
Class R-4 Return Before Taxes	0.18%	3.69%	3.24%
Class R-5 Return Before Taxes	0.27%	3.80%	3.41%
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	-2.91%	2.09%	4.48%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor and Portfolio Manager:

Principal Management Corporation

•	Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):

AllianceBernstein L.P.

•	Bruce K. Aronow (since 2003), US Small/SMID Cap Growth Team Leader and Portfolio Analyst/Manager
•	N. Kumar Kirpalani (since 2003), Portfolio Analyst/Manager--US Small/SMID Cap Growth
•	Samantha S. Lau (since 2003), Portfolio Analyst/Manager--US Small/SMID Cap Growth
•	Wen-Tse Tseng (since 2008), Portfolio Analyst/Manager--US Small/SMID Cap Growth

Brown Advisory, LLC

•	Christopher A. Berrier (since 2010), Partner and Co-Portfolio Manager, US Small-Cap Growth
•	Timothy W. Hathaway (since 2010), Partner and Co-Portfolio Manager, US Small-Cap Growth

Columbus Circle Investors

•	Clifford G. Fox (since 2009), Senior Managing Director/Portfolio Manager
•	Katerina Wasserman (since 2010), Senior Vice President, Co-Portfolio Manager

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
60

SmallCap Growth Fund II

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Estimated For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.56%	0.48%	0.35%	0.31%	0.29%
Total Annual Fund Operating Expenses	1.91%	1.78%	1.60%	1.41%	1.29%
Fee Waiver(1)	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver	1.89%	1.76%	1.58%	1.39%	1.27%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2013. The fee waiver will reduce the Fund's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$192	$598	$ 1,029	$2,231
Class R-2	$179	$558	$ 962	$2,093
Class R-3	$161	$503	$ 869	$1,898
Class R-4	$142	$444	$ 769	$1,689
Class R-5	$129	$407	$ 705	$1,554

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77.0% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000® Growth Index (as of December 31, 2011, this range was between approximately $4.5 million and $3.7 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

61

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	20.76%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-29.94%

62

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class R-1 Return Before Taxes	-5.21%	-1.23%	2.48%
Class R-1 Return After Taxes on Distributions	-5.21%	-1.44%	2.13%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	-3.38%	-1.06%	2.13%
Class R-2 Return Before Taxes	-5.01%	-1.08%	2.54%
Class R-3 Return Before Taxes	-4.86%	-0.90%	2.81%
Class R-4 Return Before Taxes	-4.66%	-0.72%	2.96%
Class R-5 Return Before Taxes	-4.58%	-0.59%	3.10%
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	-2.91%	2.09%	4.48%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor and Portfolio Manager:

Principal Management Corporation

•	Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):

Emerald Advisers, Inc.

•	Joseph W. Garner (since 2005), Portfolio Manager and Director of Research
•	Kenneth G. Mertz II (since 1992), Portfolio Manager, Chief Investment Officer, and President
•	Stacey L. Sears (since 2002), Portfolio Manager and Senior Vice President

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
63

SmallCap S&P 600 Index Fund

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.06%	0.93%	0.75%	0.56%	0.44%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$108	$337	$585	$1,294
Class R-2	$ 95	$296	$515	$1,143
Class R-3	$ 77	$240	$417	$ 930
Class R-4	$ 57	$179	$313	$ 701
Class R-5	$ 45	$141	$246	$ 555

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19.1% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index at the time of purchase. The Index is designed to represent U.S equities with risk/return characteristics of the small cap universe. As of December 31, 2011, the market capitalization range of the Index was between approximately $37 million and $3.7 billion. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. The Fund invests in index futures and options and exchange-traded funds ("ETFs") on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Note:	"Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.
64

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the R-3 Class shares.

65

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	20.77%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-25.38%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class R-1 Return Before Taxes	-0.19%	0.90%	5.94%
Class R-1 Return After Taxes on Distributions	-0.19%	0.32%	5.43%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	-0.12%	0.61%	5.08%
Class R-2 Return Before Taxes	0.00%	1.03%	6.09%
Class R-3 Return Before Taxes	0.12%	1.21%	6.26%
Class R-4 Return Before Taxes	0.32%	1.40%	6.46%
Class R-5 Return Before Taxes	0.46%	1.52%	6.59%
S&P SmallCap 600 Stock Index (reflects no deduction for fees, expenses, or taxes)	1.02%	1.94%	7.09%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	Thomas L. Kruchten (since 2011), Research Analyst and Portfolio Manager

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
66

SmallCap Value Fund II

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.99%	0.99%	0.99%	0.99%	0.99%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.11%	0.11%	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses	1.99%	1.86%	1.68%	1.49%	1.37%
Fee Waiver(1)	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver	1.97%	1.84%	1.66%	1.47%	1.35%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2013. The fee waiver will reduce the Fund's Management Fees by 0.024% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$200	$622	$ 1,070	$2,315
Class R-2	$187	$582	$ 1,004	$2,178
Class R-3	$169	$527	$ 910	$1,985
Class R-4	$150	$469	$ 811	$1,777
Class R-5	$137	$432	$ 748	$1,644

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54.4% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Value Index (as of December 31, 2011, this range was between approximately $31.87 million and $3.7 billion)) or in securities with market capitalizations of $3.5 billion or less at the time of purchase. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund will also invest in real estate investment trusts.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

67

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

68

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	23.53%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-27.28%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	Life of Fund
Class R-1 Return Before Taxes	-6.57%	-2.71%	3.53%
Class R-1 Return After Taxes on Distributions	-6.57%	-3.54%	2.41%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	-4.27%	-2.45%	2.69%
Class R-2 Return Before Taxes	-6.44%	-2.58%	3.65%
Class R-3 Return Before Taxes	-6.23%	-2.40%	3.84%
Class R-4 Return Before Taxes	-6.03%	-2.20%	4.04%
Class R-5 Return Before Taxes	-6.00%	-2.09%	4.16%
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	-5.50%	-1.87%	4.46%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor and Portfolio Manager:

Principal Management Corporation

•	Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):

Dimensional Fund Advisors LP

•	Stephen A. Clark (since 2008), Senior Portfolio Manager, Vice President, and Chairman of the Investment Committee

Los Angeles Capital Management and Equity Research, Inc.

•	Daniel E. Allen (since 2011), Director of Global Equities
•	Hal W. Reynolds (since 2009), Chief Investment Officer
•	Thomas D. Stevens (since 2009), Chairman and President

Vaughan Nelson Investment Management, LP

•	Chris Wallis (since 2005), Senior Portfolio Manager
•	Scott Weber (since 2005), Portfolio Manager
69

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
70

Diversified International Fund

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.87%	0.87%	0.87%	0.87%	0.87%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.57%	0.49%	0.36%	0.32%	0.30%
Total Annual Fund Operating Expenses	1.79%	1.66%	1.48%	1.29%	1.17%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$182	$563	$970	$2,105
Class R-2	$169	$523	$902	$1,965
Class R-3	$151	$468	$808	$1,768
Class R-4	$131	$409	$708	$1,556
Class R-5	$119	$372	$644	$1,420

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75.7% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in equity securities of companies domiciled in any of the nations of the world, including those in countries with emerging markets, which are:

•	companies with their principal place of business or principal office outside the U.S. or
•	companies for which the principal securities trading market is outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in at least 30 countries. Primary consideration is given to securities of corporations of developed areas, such as Western Europe, Canada, and Australasia; however, the Fund may also invest in emerging market securities. The Fund will invest in equity securities of small, medium, and large capitalization companies.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S., including emerging markets, who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.

71

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the R-3 Class shares.

During 2010, the R-5 Class experienced a significant one time gain approximately $0.08/share as the result of a settlement in an SEC administrative proceeding. If such a gain had not been recognized, the total return amounts expressed herein would have been lower.

72

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	21.07%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘08	-24.22%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class R-1 Return Before Taxes	-12.01%	-5.26%	4.55%
Class R-1 Return After Taxes on Distributions	-11.93%	-5.64%	4.05%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	-7.50%	-4.17%	4.09%
Class R-2 Return Before Taxes	-11.79%	-5.14%	4.68%
Class R-3 Return Before Taxes	-11.73%	-4.97%	4.86%
Class R-4 Return Before Taxes	-11.51%	-4.77%	5.17%
Class R-5 Return Before Taxes	-11.33%	-4.49%(1)	5.32%(1)
MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	-12.14%	-4.72%	4.67%
(1)	During 2010, the Class experienced a significant one time gain of approximately $0.08/share as the result of a settlement in an SEC administrative proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	Paul H. Blankenhagen (since 2003), Portfolio Manager
•	Juliet Cohn (since 2004), Managing Director - Portfolio Manager

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
73

International Emerging Markets Fund

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	1.18%	1.18%	1.18%	1.18%	1.18%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.60%	0.52%	0.39%	0.35%	0.33%
Total Annual Fund Operating Expenses	2.13%	2.00%	1.82%	1.63%	1.51%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$216	$667	$1,144	$2,462
Class R-2	$203	$627	$1,078	$2,327
Class R-3	$185	$573	$ 985	$2,137
Class R-4	$166	$514	$ 887	$1,933
Class R-5	$154	$477	$ 824	$1,802

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88.4% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of foreign companies, which are:

•	companies with their principal place of business or principal office in emerging market countries or
•	companies for which their principal securities trading market is an emerging market country.

Here, "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and MSCI Emerging Markets Index). These countries generally include every nation in the world except the United States, Canada, Japan, and Australasia, and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. The Fund will invest in equity securities of small, medium, and large capitalization companies.

74

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the R-3 Class shares.

75

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	28.81%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘08	-29.20%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class R-1 Return Before Taxes	-18.38%	0.38%	12.85%
Class R-1 Return After Taxes on Distributions	-18.15%	-0.37%	11.82%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	-11.66%	0.21%	11.19%
Class R-2 Return Before Taxes	-18.25%	0.50%	12.99%
Class R-3 Return Before Taxes	-18.09%	0.69%	13.21%
Class R-4 Return Before Taxes	-17.96%	0.88%	13.42%
Class R-5 Return Before Taxes	-17.85%	1.00%	13.55%
MSCI - Emerging Markets NDTR D Index (reflects no deduction for fees, expenses, or taxes)	-18.42%	2.40%	13.86%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	Michael Ade (since 2007), Portfolio Manager
•	Mihail Dobrinov (since 2007), Portfolio Manager
•	Michael L. Reynal (since 2001), Portfolio Manager

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
76

International Fund I

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees(1)	0.95%	0.95%	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.57%	0.49%	0.36%	0.32%	0.30%
Total Annual Fund Operating Expenses	1.87%	1.74%	1.56%	1.37%	1.25%
Fee Waiver(2)	0.03%	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses After Fee Waiver	1.84%	1.71%	1.53%	1.34%	1.22%

(1)	Management Fees have been restated to reflect current fees. Effective November 1, 2011, management fees were reduced.
(2)	Principal Management Corporation has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2013. The fee waiver will reduce the Fund's Management Fees by 0.026% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$187	$584	$1,008	$2,188
Class R-2	$174	$545	$ 940	$2,049
Class R-3	$156	$489	$ 847	$1,853
Class R-4	$136	$430	$ 747	$1,643
Class R-5	$124	$393	$ 683	$1,508

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 90.5% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in equity securities of foreign companies. Foreign companies are:

•	companies with their principal place of business or principal office outside the U.S. or
•	companies for which the principal securities trading market is outside the U.S.

The Fund's investments will normally be diversified across many different countries and regions, including countries with emerging markets. The Fund will invest in equity securities of small, medium, and large capitalization companies.

77

The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S., including emerging markets, who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

78

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For periods prior to the date on which these classes began operations, their returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for the periods prior to the date these classes began operations) that is no higher than the historical performance of the Institutional Class shares.

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	22.28%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘11	-22.92%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	Life of Fund
Class R-1 Return Before Taxes	-15.87%	-6.35%	2.53%
Class R-1 Return After Taxes on Distributions	-15.72%	-6.64%	2.07%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	-9.96%	-5.06%	2.31%
Class R-2 Return Before Taxes	-15.72%	-6.22%	2.66%
Class R-3 Return Before Taxes	-15.60%	-6.07%	2.83%
Class R-4 Return Before Taxes	-15.39%	-5.89%	3.04%
Class R-5 Return Before Taxes	-15.29%	-5.76%	3.16%
MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	-12.14%	-4.72%	4.07%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

79

Management

Investment Advisor and Portfolio Manager:

Principal Management Corporation

•	Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):

Pyramis Global Advisors, LLC

•	Cesar E. Hernandez (since 2003), Portfolio Manager

Schroder Investment Management North America Inc.

Sub-Sub-Advisor(s) and Portfolio Manager(s):

Schroder Investment Management North America Limited

•	Virginie Maisonneuve (since 2010), Head of Global and International Equities
•	Simon Webber (since 2010), Global and International Equities – Fund Manager and Global Sector Specialist

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
80

Overseas Fund (formerly known as International Value Fund I)

Objective:	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Estimated for the year ended October 31, 2012	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	1.08%	1.08%	1.08%	1.08%	1.08%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses(1)	0.56%	0.48%	0.35%	0.31%	0.29%
Total Annual Fund Operating Expenses	1.99%	1.86%	1.68%	1.49%	1.37%
Fee Waiver(2)	0.03%	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses After Fee Waiver	1.96%	1.83%	1.65%	1.46%	1.34%

(1)	Other Expenses estimated for the year ending October 31, 2012.
(2)	Principal Management Corporation has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2013. The fee waiver will reduce the Fund's Management Fees by 0.03% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class R-1	$199	$621
Class R-2	$186	$581
Class R-3	$168	$526
Class R-4	$149	$468
Class R-5	$136	$430

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38.6% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of foreign companies. The Fund will invest in emerging market countries. Foreign companies are:

•	companies with their principal place of business or principal office outside the U.S. or
•	companies for which the principal securities trading market is outside the U.S.

The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund will invest in equity securities of small, medium, and large capitalization companies.

81

Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks

The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S., including emerging markets, who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The returns for the R-1, R-2, R-3, R-4, and R-5 share classes are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of  the R-1, R-2, R-3, R-4, and R-5 share classes. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on September 30, 2008.

82

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	22.67%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘11	-21.26%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	Life of Fund
Class R-1 Return Before Taxes	-12.22%	1.21%
Class R-1 Return After Taxes on Distributions	-13.20%	0.22%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	-6.79%	1.00%
Class R-2 Return Before Taxes	-12.10%	1.35%
Class R-3 Return Before Taxes	-11.95%	1.53%
Class R-4 Return Before Taxes	-11.78%	1.72%
Class R-5 Return Before Taxes	-11.68%	1.84%
MSCI EAFE Value Index (reflects no deduction for fees, expenses, or taxes)	-12.17%	-0.74%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor and Portfolio Manager:

Principal Management Corporation

•	Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):

Barrow, Hanley, Mewhinney & Strauss, LLC

•	David A. Hodges, Jr. (since 2010), Portfolio Manager, Managing Director
•	Randolph S. Wrighton, Jr. (since 2010), Assistant Portfolio Manager, Director

Causeway Capital Management LLC

•	James A. Doyle (since 2008), Director, Portfolio Manager
•	Kevin Durkin (since 2008), Director, Portfolio Manager
•	Jonathan P. Eng (since 2008), Director, Portfolio Manager
•	Harry W. Hartford (since 2008), President, Portfolio Manager
•	Sarah H. Ketterer (since 2008), Chief Executive Officer, Portfolio Manager
83

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
84

Real Estate Securities Fund

Objective:	The Fund seeks to generate a total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.83%	0.83%	0.83%	0.83%	0.83%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.53%	0.45%	0.32%	0.28%	0.26%
Total Annual Fund Operating Expenses	1.71%	1.58%	1.40%	1.21%	1.09%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$174	$539	$928	$2,019
Class R-2	$161	$499	$860	$1,878
Class R-3	$143	$443	$766	$1,680
Class R-4	$123	$384	$665	$1,466
Class R-5	$111	$347	$601	$1,329

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29.3% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry. For this Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Fund will invest in equity securities of small, medium, and large capitalization companies.

REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code.

The Fund will concentrate its investments (invest more than 25% of its net assets) in securities in the real estate industry.

The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

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Principal Risks

The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries (e.g., energy, real estate, technology, financial services) has greater exposure than other funds to market, economic and other factors affecting that industry.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the R-3 Class shares.

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Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	32.96%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-33.90%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class R-1 Return Before Taxes	8.38%	-1.37%	11.00%
Class R-1 Return After Taxes on Distributions	8.34%	-2.58%	9.69%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	5.45%	-1.50%	9.35%
Class R-2 Return Before Taxes	8.46%	-1.25%	11.07%
Class R-3 Return Before Taxes	8.63%	-1.07%	11.33%
Class R-4 Return Before Taxes	8.85%	-0.88%	11.48%
Class R-5 Return Before Taxes	8.97%	-0.77%	11.61%
MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)	8.69%	-1.51%	10.16%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Real Estate Investors, LLC

•	Matt Richmond (since 2010), Portfolio Manager
•	Kelly D. Rush (since 2000), Portfolio Manager

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
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Principal LifeTime Strategic Income Fund

Objective:	The Fund seeks current income, and as a secondary objective, capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.58%	0.58%	0.58%	0.58%	0.58%
Total Annual Fund Operating Expenses	1.50%	1.37%	1.19%	1.00%	0.88%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$153	$474	$818	$1,791
Class R-2	$139	$434	$750	$1,646
Class R-3	$121	$378	$654	$1,443
Class R-4	$102	$318	$552	$1,225
Class R-5	$ 90	$281	$488	$1,084

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 19.8% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors primarily seeking current income and secondarily capital appreciation. The Fund's asset allocation is designed for investors who are approximately 15 years beyond the normal retirement age of 65. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

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In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

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The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

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U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2011, the weightings for the Principal LifeTime Strategic Income Blended Index were 19.0% Russell 3000® Index, 6.0% MSCI-EAFE Index NDTR D, and 75.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2012, the weightings for the Principal LifeTime Strategic Income Blended Index will be 19.40% Russell 3000® Index, 5.60% MSCI-EAFE Index NDTR D, and 75.00% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	9.58%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-11.43%

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Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class R-1 Return Before Taxes	2.69%	0.65%	3.52%
Class R-1 Return After Taxes on Distributions	2.02%	-0.47%	2.55%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	1.79%	-0.06%	2.51%
Class R-2 Return Before Taxes	2.76%	0.77%	3.68%
Class R-3 Return Before Taxes	2.97%	0.97%	3.84%
Class R-4 Return Before Taxes	3.21%	1.16%	4.04%
Class R-5 Return Before Taxes	3.29%	1.29%	4.18%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	-0.01%	3.51%
MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	-12.14%	-4.72%	4.67%
Principal LifeTime Strategic Income Blended Index (reflects no deduction for fees, expenses, or taxes)	5.97%	5.00%	5.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor and Portfolio Managers:

Principal Management Corporation

•	James W. Fennessey (since 2007), Vice President
•	Jeffrey R. Tyler (since 2011), Vice President
•	Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
•	Dirk Laschanzky (since 2001), Portfolio Manager

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
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Principal LifeTime 2010 Fund

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.65%	0.65%	0.65%	0.65%	0.65%
Total Annual Fund Operating Expenses	1.57%	1.44%	1.26%	1.07%	0.95%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$160	$496	$855	$1,867
Class R-2	$147	$456	$787	$1,724
Class R-3	$128	$400	$692	$1,523
Class R-4	$109	$340	$590	$1,306
Class R-5	$97	$303	$525	$1,166

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 16.4% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

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In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

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Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

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Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2011, the weightings for the Principal LifeTime 2010 Blended Index were 38.8% Russell 3000® Index, 13.7% MSCI-EAFE Index NDTR D, and 47.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2012, the weightings for the Principal LifeTime Strategic Income Blended Index will be 32.40% Russell 3000® Index, 11.60% MSCI-EAFE Index NDTR D, and 56.00% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	13.89%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-16.43%

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Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class R-1 Return Before Taxes	0.28%	-0.09%	3.63%
Class R-1 Return After Taxes on Distributions	-0.21%	-0.99%	2.83%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	0.26%	-0.51%	2.73%
Class R-2 Return Before Taxes	0.41%	0.05%	3.78%
Class R-3 Return Before Taxes	0.58%	0.23%	3.96%
Class R-4 Return Before Taxes	0.76%	0.41%	4.15%
Class R-5 Return Before Taxes	0.95%	0.53%	4.28%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	-0.01%	3.51%
MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	-12.14%	-4.72%	4.67%
Principal LifeTime 2010 Income Blended Index (reflects no deduction for fees, expenses, or taxes)	4.50%	2.88%	4.66%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor and Portfolio Managers:

Principal Management Corporation

•	James W. Fennessey (since 2007), Vice President
•	Jeffrey R. Tyler (since 2011), Vice President
•	Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
•	Dirk Laschanzky (since 2001), Portfolio Manager

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
97

Principal LifeTime 2015 Fund

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.67%	0.67%	0.67%	0.67%	0.67%
Total Annual Fund Operating Expenses	1.59%	1.46%	1.28%	1.09%	0.97%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$162	$502	$866	$1,889
Class R-2	$149	$462	$797	$1,746
Class R-3	$130	$406	$702	$1,545
Class R-4	$111	$347	$601	$1,329
Class R-5	$ 99	$309	$536	$1,190

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 14.0% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

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In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

99

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

100

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The Life of Fund results are measured from the date the R-1, R-2, R-3, R-4, and R-5 Class Shares were first sold (February 29, 2008).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2011, the weightings for the Principal LifeTime 2015 Blended Index were 43.9% Russell 3000® Index, 16.1% MSCI-EAFE Index NDTR D, and 40.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2012, the weightings for the Principal LifeTime 2015 Blended Index will be 39.25% Russell 3000® Index, 14.50% MSCI-EAFE Index NDTR D, and 46.25% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	14.11%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘11	-10.87%

101

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	Life of Fund
Class R-1 Return Before Taxes	-0.92%	0.22%
Class R-1 Return After Taxes on Distributions	-1.58%	-0.42%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	-0.22%	-0.08%
Class R-2 Return Before Taxes	-0.72%	0.38%
Class R-3 Return Before Taxes	-0.60%	0.53%
Class R-4 Return Before Taxes	-0.33%	0.76%
Class R-5 Return Before Taxes	-0.23%	0.85%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.17%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	1.13%
MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	-12.14%	-6.67%
Principal LifeTime 2015 Blended Index (reflects no deduction for fees, expenses, or taxes)	2.59%	2.32%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor and Portfolio Managers:

Principal Management Corporation

•	James W. Fennessey (since 2008), Vice President
•	Jeffrey R. Tyler (since 2011), Vice President
•	Randy L. Welch (since 2008), Vice President

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
•	Dirk Laschanzky (since 2008), Portfolio Manager

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
102

Principal LifeTime 2020 Fund

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.70%	0.70%	0.70%	0.70%	0.70%
Total Annual Fund Operating Expenses	1.61%	1.48%	1.30%	1.11%	0.99%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$164	$508	$876	$1,911
Class R-2	$151	$468	$808	$1,768
Class R-3	$132	$412	$713	$1,568
Class R-4	$113	$353	$612	$1,352
Class R-5	$101	$315	$547	$1,213

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 8.8% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

103

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

104

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

105

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2011, the weightings for the Principal LifeTime 2020 Blended Index were 49.0% Russell 3000® Index, 18.5% MSCI-EAFE Index NDTR D, and 32.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2012, the weightings for the Principal LifeTime 2020 Blended Index will be 47.45% Russell 3000® Index, 17.55% MSCI-EAFE Index NDTR D, and 35.00% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	15.81%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-18.49%

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Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class R-1 Return Before Taxes	-2.01%	-0.70%	3.74%
Class R-1 Return After Taxes on Distributions	-2.40%	-1.44%	3.03%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	-1.20%	-0.90%	2.91%
Class R-2 Return Before Taxes	-1.83%	-0.55%	3.88%
Class R-3 Return Before Taxes	-1.62%	-0.37%	4.07%
Class R-4 Return Before Taxes	-1.50%	-0.19%	4.26%
Class R-5 Return Before Taxes	-1.30%	-0.07%	4.39%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	-0.01%	3.51%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	-12.14%	-4.72%	4.67%
Principal LifeTime 2020 Blended Index (reflects no deduction for fees, expenses, or taxes)	0.63%	1.31%	4.24%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor and Portfolio Managers:

Principal Management Corporation

•	James W. Fennessey (since 2007), Vice President
•	Jeffrey R. Tyler (since 2011), Vice President
•	Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
•	Dirk Laschanzky (since 2001), Portfolio Manager

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
107

Principal LifeTime 2025 Fund

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.71%	0.71%	0.71%	0.71%	0.71%
Total Annual Fund Operating Expenses	1.63%	1.50%	1.32%	1.13%	1.01%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$166	$514	$887	$1,933
Class R-2	$153	$474	$818	$1,791
Class R-3	$134	$418	$723	$1,590
Class R-4	$115	$359	$622	$1,375
Class R-5	$103	$322	$558	$1,236

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 12.7% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

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In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

109

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

110

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The Life of Fund results are measured from the date the R-1, R-2, R-3, R-4, and R-5 Class Shares were first sold (February 29, 2008).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2011, the weightings for the Principal LifeTime 2025 Blended Index were 52.3% Russell 3000® Index, 20.2% MSCI-EAFE Index NDTR D, and 27.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2012, the weightings for the Principal LifeTime 2025 Blended Index will be 51.65% Russell 3000® Index, 19.25% MSCI-EAFE Index NDTR D, and 29.10% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	15.34%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘11	-13.74%

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Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	Life of Fund
Class R-1 Return Before Taxes	-2.62%	-0.62%
Class R-1 Return After Taxes on Distributions	-3.07%	-1.14%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	-1.51%	-0.75%
Class R-2 Return Before Taxes	-2.41%	-0.48%
Class R-3 Return Before Taxes	-2.26%	-0.33%
Class R-4 Return Before Taxes	-2.00%	-0.11%
Class R-5 Return Before Taxes	-1.89%	0.01%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	1.13%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.17%
MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	-12.14%	-6.67%
Principal LifeTime 2025 Blended Index (reflects no deduction for fees, expenses, or taxes)	-0.08%	1.07%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor and Portfolio Managers:

Principal Management Corporation

•	James W. Fennessey (since 2008), Vice President
•	Jeffrey R. Tyler (since 2011), Vice President
•	Randy L. Welch (since 2008), Vice President

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
•	Dirk Laschanzky (since 2008), Portfolio Manager

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
112

Principal LifeTime 2030 Fund

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.72%	0.72%	0.72%	0.72%	0.72%
Total Annual Fund Operating Expenses	1.63%	1.50%	1.32%	1.13%	1.01%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$166	$514	$887	$1,933
Class R-2	$153	$474	$818	$1,791
Class R-3	$134	$418	$723	$1,590
Class R-4	$115	$359	$622	$1,375
Class R-5	$103	$322	$558	$1,236
Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 10.7% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

113

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

114

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

115

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

During 2003, the R-4 Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2011, the weightings for the Principal LifeTime 2030 Blended Index were 55.8% Russell 3000® Index, 21.7% MSCI-EAFE Index NDTR D, and 22.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2012, the weightings for the Principal LifeTime 2030 Blended Index will be 56.25% Russell 3000® Index, 21.00% MSCI-EAFE Index NDTR D, and 22.75% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	16.80%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-20.13%

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Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class R-1 Return Before Taxes	-3.05%	-1.15%	3.51%
Class R-1 Return After Taxes on Distributions	-3.38%	-1.80%	2.88%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	-1.83%	-1.22%	2.77%
Class R-2 Return Before Taxes	-2.91%	-1.03%	3.64%
Class R-3 Return Before Taxes	-2.74%	-0.86%	3.83%
Class R-4 Return Before Taxes	-2.56%	-0.65%	4.20%(1)
Class R-5 Return Before Taxes	-2.41%	-0.54%	4.15%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	-0.01%	3.51%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	-12.14%	-4.72%	4.67%
Principal LifeTime 2030 Blended Index (reflects no deduction for fees, expenses, or taxes)	-0.25%	0.54%	3.99%
(1)	During 2003, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor and Portfolio Managers:

Principal Management Corporation

•	James W. Fennessey (since 2007), Vice President
•	Jeffrey R. Tyler (since 2011), Vice President
•	Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
•	Dirk Laschanzky (since 2001), Portfolio Manager

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
117

Principal LifeTime 2035 Fund

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.73%	0.73%	0.73%	0.73%	0.73%
Total Annual Fund Operating Expenses	1.65%	1.52%	1.34%	1.15%	1.03%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$168	$520	$897	$1,955
Class R-2	$155	$480	$829	$1,813
Class R-3	$136	$425	$734	$1,613
Class R-4	$117	$365	$633	$1,398
Class R-5	$105	$328	$569	$1,259

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 6.1% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

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In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

119

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

120

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The Life of Fund results are measured from the date the R-1, R-2, R-3, R-4, and R-5 Class Shares were first sold (February 29, 2008).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2011, the weightings for the Principal LifeTime 2035 Blended Index were 58.3% Russell 3000® Index, 23.0% MSCI-EAFE Index NDTR D, and 18.7% Barclays Capital Aggregate Bond Index. Effective March 31, 2012, the weightings for the Principal LifeTime 2035 Blended Index will be 59.65% Russell 3000® Index, 23.00% MSCI-EAFE Index NDTR D, and 17.35% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	16.23%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘11	-15.33%

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Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	Life of Fund
Class R-1 Return Before Taxes	-3.73%	-1.16%
Class R-1 Return After Taxes on Distributions	-4.07%	-1.59%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	-2.20%	-1.14%
Class R-2 Return Before Taxes	-3.56%	-1.06%
Class R-3 Return Before Taxes	-3.39%	-0.86%
Class R-4 Return Before Taxes	-3.23%	-0.66%
Class R-5 Return Before Taxes	-3.00%	-0.52%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	1.13%
MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	-12.14%	-6.67%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.17%
Principal LifeTime 2035 Blended Index (reflects no deduction for fees, expenses, or taxes)	-0.74%	0.45%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor and Portfolio Managers:

Principal Management Corporation

•	James W. Fennessey (since 2008), Vice President
•	Jeffrey R. Tyler (since 2011), Vice President
•	Randy L. Welch (since 2008), Vice President

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
•	Dirk Laschanzky (since 2008), Portfolio Manager

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
122

Principal LifeTime 2040 Fund

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.74%	0.74%	0.74%	0.74%	0.74%
Total Annual Fund Operating Expenses	1.65%	1.52%	1.34%	1.15%	1.03%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$168	$520	$897	$1,955
Class R-2	$155	$480	$829	$1,813
Class R-3	$136	$425	$734	$1,613
Class R-4	$117	$365	$633	$1,398
Class R-5	$105	$328	$569	$1,259

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 12.6% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

123

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

124

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

125

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2011, the weightings for the Principal LifeTime 2040 Blended Index were 60.6% Russell 3000® Index, 24.4% MSCI-EAFE Index NDTR D, and 15.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2012, the weightings for the Principal LifeTime 2040 Blended Index will be 62.80% Russell 3000® Index, 25.00% MSCI-EAFE Index NDTR D, and 12.20% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	17.24%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-21.45%

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Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class R-1 Return Before Taxes	-4.20%	-1.70%	3.11%
Class R-1 Return After Taxes on Distributions	-4.45%	-2.25%	2.57%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	-2.56%	-1.61%	2.48%
Class R-2 Return Before Taxes	-4.05%	-1.56%	3.27%
Class R-3 Return Before Taxes	-3.90%	-1.38%	3.44%
Class R-4 Return Before Taxes	-3.69%	-1.19%	3.62%
Class R-5 Return Before Taxes	-3.57%	-1.07%	3.76%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	-0.01%	3.51%
MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	-12.14%	-4.72%	4.67%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
Principal LifeTime 2040 Blended Index (reflects no deduction for fees, expenses, or taxes)	-1.22%	-0.11%	3.80%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor and Portfolio Managers:

Principal Management Corporation

•	James W. Fennessey (since 2007), Vice President
•	Jeffrey R. Tyler (since 2011), Vice President
•	Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
•	Dirk Laschanzky (since 2001), Portfolio Manager

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
127

Principal LifeTime 2045 Fund

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Total Annual Fund Operating Expenses	1.67%	1.54%	1.36%	1.17%	1.05%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$170	$526	$907	$1,976
Class R-2	$157	$486	$839	$1,834
Class R-3	$138	$431	$745	$1,635
Class R-4	$119	$372	$644	$1,420
Class R-5	$107	$334	$579	$1,283

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 4.5% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

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In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

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Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

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Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The Life of Fund results are measured from the date the R-1, R-2, R-3, R-4, and R-5 Class Shares were first sold (February 29, 2008).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2011, the weightings for the Principal LifeTime 2045 Blended Index were 62.4% Russell 3000® Index, 25.1% MSCI-EAFE Index NDTR D, and 12.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2012, the weightings for the Principal LifeTime 2045 Blended Index will be 64.35% Russell 3000® Index, 26.30% MSCI-EAFE Index NDTR D, and 9.35% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	16.98%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘11	-16.26%

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Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	Life of Fund
Class R-1 Return Before Taxes	-4.40%	-1.63%
Class R-1 Return After Taxes on Distributions	-4.87%	-2.07%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	-2.79%	-1.56%
Class R-2 Return Before Taxes	-4.26%	-1.49%
Class R-3 Return Before Taxes	-4.17%	-1.34%
Class R-4 Return Before Taxes	-3.92%	-1.15%
Class R-5 Return Before Taxes	-3.78%	-1.00%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	1.13%
MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	-12.14%	-6.67%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.17%
Principal LifeTime 2045 Blended Index (reflects no deduction for fees, expenses, or taxes)	-1.62%	-0.09%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor and Portfolio Managers:

Principal Management Corporation

•	James W. Fennessey (since 2008), Vice President
•	Jeffrey R. Tyler (since 2011), Vice President
•	Randy L. Welch (since 2008), Vice President

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
•	Dirk Laschanzky (since 2008), Portfolio Manager

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
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Principal LifeTime 2050 Fund

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Total Annual Fund Operating Expenses	1.67%	1.54%	1.36%	1.17%	1.05%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$170	$526	$907	$1,976
Class R-2	$157	$486	$839	$1,834
Class R-3	$138	$431	$745	$1,635
Class R-4	$119	$372	$644	$1,420
Class R-5	$107	$334	$579	$1,283

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 15.5% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.

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Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

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Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

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Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2011, the weightings for the Principal LifeTime 2050 Blended Index were 64.2% Russell 3000® Index, 25.8% MSCI-EAFE Index NDTR D, and 10.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2012, the weightings for the Principal LifeTime 2050 Blended Index will be 65.90% Russell 3000® Index, 27.60% MSCI-EAFE Index NDTR D, and 6.50% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	17.46%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.22%

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Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class R-1 Return Before Taxes	-4.81%	-2.01%	2.86%
Class R-1 Return After Taxes on Distributions	-5.05%	-2.58%	2.35%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	-2.99%	-1.88%	2.28%
Class R-2 Return Before Taxes	-4.76%	-1.89%	2.99%
Class R-3 Return Before Taxes	-4.58%	-1.71%	3.18%
Class R-4 Return Before Taxes	-4.39%	-1.53%	3.38%
Class R-5 Return Before Taxes	-4.19%	-1.41%	3.50%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	-0.01%	3.51%
MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	-12.14%	-4.72%	4.67%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
Principal LifeTime 2050 Blended Index (reflects no deduction for fees, expenses, or taxes)	-2.14%	-0.51%	3.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor and Portfolio Managers:

Principal Management Corporation

•	James W. Fennessey (since 2007), Vice President
•	Jeffrey R. Tyler (since 2011), Vice President
•	Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
•	Dirk Laschanzky (since 2001), Portfolio Manager

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
137

Principal LifeTime 2055 Fund

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.61%	0.53%	0.40%	0.36%	0.34%
Acquired Fund Fees and Expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Total Annual Fund Operating Expenses	1.74%	1.61%	1.43%	1.24%	1.12%
Expense Reimbursement(1)	0.03%	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expense after Expense Reimbursement	1.71%	1.58%	1.40%	1.21%	1.09%
(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class R-1, R-2, R-3, R-4, and R-5 shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses and Acquired Fund Fees and Expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.96% for Class R-1, 0.83% for Class R-2, 0.65% for Class R-3, 0.46% for Class R-4, and 0.34% for Class R-5. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$174	$545	$940	$2,049
Class R-2	$161	$505	$873	$1,908
Class R-3	$143	$449	$778	$1,710
Class R-4	$123	$390	$678	$1,497
Class R-5	$111	$353	$614	$1,360

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 22.5% of the average value of its portfolio.

138

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

139

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

140

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The Life of Fund results are measured from the date the R-1, R-2, R-3, R-4, and R-5 Class Shares were first sold (February 29, 2008).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2011, the weightings for the Principal LifeTime 2055 Blended Index were 64.2% Russell 3000® Index, 25.8% MSCI-EAFE Index NDTR D, and 10.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2012, the weightings for the Principal LifeTime 2055 Blended Index will be 65.90% Russell 3000® Index, 27.60% MSCI-EAFE Index NDTR D, and 6.50% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	17.24%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘11	-17.14%

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Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	Life of Fund
Class R-1 Return Before Taxes	-5.22%	-1.90%
Class R-1 Return After Taxes on Distributions	-5.50%	-2.27%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	-3.14%	-1.73%
Class R-2 Return Before Taxes	-5.12%	-1.78%
Class R-3 Return Before Taxes	-4.93%	-1.58%
Class R-4 Return Before Taxes	-4.70%	-1.39%
Class R-5 Return Before Taxes	-4.66%	-1.29%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	1.13%
MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	-12.14%	-6.67%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.17%
Principal LifeTime 2055 Blended Index (reflects no deduction for fees, expenses, or taxes)	-2.55%	-0.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor and Portfolio Managers:

Principal Management Corporation

•	James W. Fennessey (since 2008), Vice President
•	Jeffrey R. Tyler (since 2011), Vice President
•	Randy L. Welch (since 2008), Vice President

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
•	Dirk Laschanzky (since 2008), Portfolio Manager

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
142

Strategic Asset Management (“SAM”) Balanced Portfolio

Objective:	The Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.34%	0.34%	0.34%	0.34%	0.34%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.65%	0.65%	0.65%	0.65%	0.65%
Total Annual Fund Operating Expenses	1.87%	1.74%	1.56%	1.37%	1.25%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$190	$588	$ 1,011	$2,190
Class R-2	$177	$548	$ 944	$2,052
Class R-3	$159	$493	$ 850	$1,856
Class R-4	$139	$434	$ 750	$1,646
Class R-5	$127	$397	$ 686	$1,511

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 29.6% of the average value of its portfolio.

Principal Investment Strategies

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

143

The Portfolio:

•	Generally invests between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as mortgage-backed securities, government and government-sponsored securities, corporate bonds and preferred securities)
•	Generally invests between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund (equity funds that generally invest in US and international (including emerging markets) equity securities) and
•	Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer enhanced diversification beyond traditional equity securities and fixed-income securities)

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks

The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.

The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

144

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company’s capital structure and therefore can be subject to greater credit and liquidation risk. An issuer of preferred securities could redeem the security prior to the stated maturity date and reduce the return of the security.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (60/40) are 60% S&P 500 Index and 40% Barclays Capital Aggregate Bond Index.

145

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	13.40%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-14.58%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class R-1 Return Before Taxes	-0.04%	1.82%	4.22%
Class R-1 Return After Taxes on Distributions	-0.45%	0.79%	3.36%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	0.16%	1.18%	3.28%
Class R-2 Return Before Taxes	0.16%	1.95%	4.35%
Class R-3 Return Before Taxes	0.39%	2.15%	4.48%
Class R-4 Return Before Taxes	0.49%	2.33%	4.58%
Class R-5 Return Before Taxes	0.59%	2.45%	4.64%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
Capital Benchmark (60/40) (reflects no deduction for fees, expenses, or taxes)	4.69%	2.84%	4.40%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Edge Asset Management, Inc.

•	Charles D. Averill (since 2010), Portfolio Manager
•	Jill R. Cuniff (since 2010), President and Portfolio Manager
•	Todd A. Jablonski (since 2010), Portfolio Manager

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
146

Strategic Asset Management (“SAM”) Conservative Balanced Portfolio

Objective:	The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.34%	0.34%	0.34%	0.34%	0.34%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.61%	0.61%	0.61%	0.61%	0.61%
Total Annual Fund Operating Expenses	1.83%	1.70%	1.52%	1.33%	1.21%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$186	$576	$990	$2,148
Class R-2	$173	$536	$923	$2,009
Class R-3	$155	$480	$829	$1,813
Class R-4	$135	$421	$729	$1,601
Class R-5	$123	$384	$665	$1,466

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 21.4% of the average value of its portfolio.

Principal Investment Strategies

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

147

The Portfolio:

•	Generally invests between 40% and 80% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as mortgage-backed securities, government and government-sponsored securities, corporate bonds and preferred securities)
•	Generally invests between 20% and 60% of its assets in equity funds, and less than 30% in any one equity fund (equity funds that generally invest in US and international (including emerging markets) equity securities) and
•	Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer enhanced diversification beyond traditional equity securities and fixed-income securities)

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks

The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.

The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

148

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company’s capital structure and therefore can be subject to greater credit and liquidation risk. An issuer of preferred securities could redeem the security prior to the stated maturity date and reduce the return of the security.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (40/60) are 40% S&P 500 Index and 60% Barclays Capital Aggregate Bond Index.

149

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	11.36%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-10.08%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class R-1 Return Before Taxes	1.21%	3.13%	4.67%
Class R-1 Return After Taxes on Distributions	0.48%	1.99%	3.59%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	1.02%	2.16%	3.49%
Class R-2 Return Before Taxes	1.29%	3.26%	4.80%
Class R-3 Return Before Taxes	1.44%	3.45%	4.91%
Class R-4 Return Before Taxes	1.72%	3.64%	5.00%
Class R-5 Return Before Taxes	1.83%	3.77%	5.07%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%
Capital Benchmark (40/60) (reflects no deduction for fees, expenses, or taxes)	5.84%	4.20%	4.97%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Edge Asset Management, Inc.

•	Charles D. Averill (since 2010), Portfolio Manager
•	Jill R. Cuniff (since 2010), President and Portfolio Manager
•	Todd A. Jablonski (since 2010), Portfolio Manager

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
150

Strategic Asset Management (“SAM”) Conservative Growth Portfolio

Objective:	The Portfolio seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.34%	0.34%	0.34%	0.34%	0.34%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.69%	0.69%	0.69%	0.69%	0.69%
Total Annual Fund Operating Expenses	1.91%	1.78%	1.60%	1.41%	1.29%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$194	$600	$ 1,032	$2,233
Class R-2	$181	$560	$ 964	$2,095
Class R-3	$163	$505	$ 871	$1,900
Class R-4	$144	$446	$ 771	$1,691
Class R-5	$131	$409	$ 708	$1,556

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 31.9% of the average value of its portfolio.

Principal Investment Strategies

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

151

The Portfolio:

•	Generally invests between 0% and 40% of its assets in fixed-income funds, and less than 30% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as mortgage-backed securities, government and government-sponsored securities, corporate bonds and preferred securities)
•	Generally invests between 60% and 100% of its assets in equity funds, and less than 40% in any one equity fund (equity funds that generally invest in US and international (including emerging markets) equity securities) and
•	Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer enhanced diversification beyond traditional equity securities and fixed-income securities)

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks

The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Agency or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.

The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

152

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company’s capital structure and therefore can be subject to greater credit and liquidation risk. An issuer of preferred securities could redeem the security prior to the stated maturity date and reduce the return of the security.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (80/20) are 80% S&P 500 Index and 20% Barclays Capital Aggregate Bond Index.

153

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	14.58%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-19.28%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class R-1 Return Before Taxes	-1.39%	0.13%	3.48%
Class R-1 Return After Taxes on Distributions	-1.54%	-0.64%	2.94%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	-0.71%	0.00%	2.90%
Class R-2 Return Before Taxes	-1.19%	0.27%	3.62%
Class R-3 Return Before Taxes	-1.03%	0.45%	3.74%
Class R-4 Return Before Taxes	-0.92%	0.64%	3.83%
Class R-5 Return Before Taxes	-0.74%	0.77%	3.90%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
Capital Benchmark (80/20) (reflects no deduction for fees, expenses, or taxes)	3.45%	1.36%	3.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Edge Asset Management, Inc.

•	Charles D. Averill (since 2010), Portfolio Manager
•	Jill R. Cuniff (since 2010), President and Portfolio Manager
•	Todd A. Jablonski (since 2010), Portfolio Manager

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
154

Strategic Asset Management (“SAM”) Flexible Income Portfolio

Objective:	The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.34%	0.34%	0.34%	0.34%	0.34%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Total Annual Fund Operating Expenses	1.82%	1.69%	1.51%	1.32%	1.20%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$185	$573	$985	$2,137
Class R-2	$172	$533	$918	$1,998
Class R-3	$154	$477	$824	$1,802
Class R-4	$134	$418	$723	$1,590
Class R-5	$122	$381	$660	$1,455

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 19.6% of the average value of its portfolio.

Principal Investment Strategies

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

155

The Portfolio:

•	Generally invests between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as mortgage-backed securities, government and government-sponsored securities, corporate bonds and preferred securities)
•	Generally invests between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund (equity funds that generally invest in US and international (including emerging markets) equity securities) and
•	Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer enhanced diversification beyond traditional equity securities and fixed-income securities)

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks

The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.

The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

156

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company’s capital structure and therefore can be subject to greater credit and liquidation risk. An issuer of preferred securities could redeem the security prior to the stated maturity date and reduce the return of the security.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (25/75) are 25% S&P 500 Index and 75% Barclays Capital Aggregate Bond Index.

157

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	10.69%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-7.08%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class R-1 Return Before Taxes	2.29%	3.85%	4.62%
Class R-1 Return After Taxes on Distributions	1.37%	2.56%	3.32%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	1.63%	2.63%	3.26%
Class R-2 Return Before Taxes	2.42%	4.00%	4.77%
Class R-3 Return Before Taxes	2.70%	4.19%	4.88%
Class R-4 Return Before Taxes	2.89%	4.39%	4.98%
Class R-5 Return Before Taxes	3.10%	4.51%	5.04%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%
Capital Benchmark (25/75) (reflects no deduction for fees, expenses, or taxes)	6.64%	5.13%	5.33%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Edge Asset Management, Inc.

•	Charles D. Averill (since 2010), Portfolio Manager
•	Jill R. Cuniff (since 2010), President and Portfolio Manager
•	Todd A. Jablonski (since 2010), Portfolio Manager

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
158

Strategic Asset Management (“SAM”) Strategic Growth Portfolio

Objective:	The Portfolio seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.34%	0.34%	0.34%	0.34%	0.34%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.73%	0.73%	0.73%	0.73%	0.73%
Total Annual Fund Operating Expenses	1.95%	1.82%	1.64%	1.45%	1.33%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$198	$612	$1,052	$2,275
Class R-2	$185	$573	$ 985	$2,137
Class R-3	$167	$517	$ 892	$1,944
Class R-4	$148	$459	$ 792	$1,735
Class R-5	$135	$421	$ 729	$1,601

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 37.7% of the average value of its portfolio.

Principal Investment Strategies

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

159

The Portfolio:

•	Generally invests between 0% and 25% of its assets in fixed-income funds, and less than 25% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as mortgage-backed securities, government and government-sponsored securities, corporate bonds and preferred securities)
•	Generally invests between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund (equity funds that generally invest in US and international (including emerging markets) equity securities) and
•	Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer enhanced diversification beyond traditional equity securities and fixed-income securities)

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks

The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.

The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

160

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company’s capital structure and therefore can be subject to greater credit and liquidation risk. An issuer of preferred securities could redeem the security prior to the stated maturity date and reduce the return of the security.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996.

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Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	16.26%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.34%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class R-1 Return Before Taxes	-2.78%	-0.98%	2.88%
Class R-1 Return After Taxes on Distributions	-2.83%	-1.60%	2.51%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	-1.74%	-0.90%	2.45%
Class R-2 Return Before Taxes	-2.63%	-0.85%	3.00%
Class R-3 Return Before Taxes	-2.39%	-0.66%	3.10%
Class R-4 Return Before Taxes	-2.27%	-0.49%	3.19%
Class R-5 Return Before Taxes	-2.11%	-0.35%	3.26%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Edge Asset Management, Inc.

•	Charles D. Averill (since 2010), Portfolio Manager
•	Jill R. Cuniff (since 2010), President and Portfolio Manager
•	Todd A. Jablonski (since 2010), Portfolio Manager

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
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Money Market Fund

On December 12, 2011, the Board of Directors of Principal Funds, Inc. approved the liquidation of Classes R-1, R-2, R-3, R-4, and R-5 of the Money Market Fund. In connection with the liquidation, the Fund will automatically redeem all outstanding shares of the Classes R-1, R-2, R-3, R-4, and R-5 of the Money Market Fund and send the proceeds to the shareholders of record on the liquidation date (on or about March 23, 2012).

Objective:	The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.39%	0.39%	0.39%	0.39%	0.39%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.29%	1.16%	0.98%	0.79%	0.67%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$131	$409	$708	$1,556
Class R-2	$118	$368	$638	$1,409
Class R-3	$100	$312	$542	$1,201
Class R-4	$81	$252	$439	$978
Class R-5	$68	$214	$373	$835

Principal Investment Strategies

The Fund seeks to maintain a stable net asset value of $1.00 per share by investing its assets in a portfolio of high quality, short-term money market instruments such as those issued by banks, corporations (U.S. and non-U.S.), municipalities and the U.S. government. Such instruments include certificates of deposit, bankers acceptances, commercial paper, treasury bills, bonds, and shares of other money market funds. The Fund maintains a dollar weighted average portfolio maturity of 60 days or less. As with all mutual funds, the value of the Fund's assets may rise or fall.

Principal Risks

The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much risk to principal.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

163

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the R-3 Class shares.

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q4 ‘06	1.08%
Lowest return for a quarter during the period of the bar chart above:	Q1 ‘04	0.00%

164

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class R-1 Return Before Taxes	0.00%	1.18%	1.25%
Class R-2 Return Before Taxes	0.00%	1.23%	1.33%
Class R-3 Return Before Taxes	0.00%	1.31%	1.46%
Class R-4 Return Before Taxes	0.00%	1.40%	1.60%
Class R-5 Return Before Taxes	0.00%	1.45%	1.69%
Barclays Capital U.S. Treasury Bellwethers 3 Month Index (reflects no deduction for fees, expenses, or taxes)	0.11%	1.55%	1.99%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	Tracy Reeg (since 2004), Portfolio Manager
•	Alice Robertson (since 2000), Trader and Portfolio Manager

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

Effective April 1, 2009, the Money Market Fund no longer issues Class R-1, R-2, R-3, R-4, and R-5 shares (“R Class shares”) to new investors. Retirement Plans that offered the Money Market Fund as an investment option on April 1, 2009 may, however, continue to purchase shares. Further, the Money Market Fund will not issue shares to Plans that offered the Fund as an option on April 1, 2009, but as of July 1, 2009, owned no R Class Shares.

On or about March 23, 2012, all outstanding shares of the Classes R-1, R-2, R-3, R-4, and R-5 of the Money Market Fund will be liquidated and the proceeds of such liquidation will be sent to the shareholders of record on the liquidation date. At that time, Classes R-1, R-2, R-3, R-4, and R-5 of the Money Market Fund will no longer be available for purchase.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
165

Short-Term Income Fund

Objective:	The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.43%	0.43%	0.43%	0.43%	0.43%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.55%	0.47%	0.34%	0.30%	0.28%
Total Annual Fund Operating Expenses	1.33%	1.20%	1.02%	0.83%	0.71%
Expense Reimbursement(1)	0.03%	0.02%	0.03%	0.04%	0.03%
Total Annual Fund Operating Expense after Expense Reimbursement	1.30%	1.18%	0.99%	0.79%	0.68%
(1)	Principal Management Corporation, ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class R-1, R-2, R-3, R-4, and R-5 shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.30% for Class R-1, 1.18% for Class R-2, 0.99% for Class R-3, 0.79% for Class R-4, and 0.68% for Class R-5. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$132	$418	$725	$1,598
Class R-2	$120	$379	$657	$1,452
Class R-3	$101	$321	$560	$1,245
Class R-4	$ 81	$260	$456	$1,021
Class R-5	$ 69	$224	$392	$ 879

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43.6% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by Standard & Poor's Rating Service or Baa3 or higher by Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor of comparable quality. Under normal circumstances, the Fund maintains an effective maturity of five years or less and an average portfolio duration that is within ±20% of the duration of the Barclays Capital Credit 1-3 year Index which as of December 31, 2011 was 1.99 years. The Fund's investments may also include corporate securities, U.S. and foreign government securities, mortgage-backed and asset-backed securities, and real estate investment trust securities. The Fund may invest in securities denominated in foreign currencies and in securities of foreign issuers. The Fund may utilize derivative strategies. Specifically, the Fund may invest in Treasury futures to manage fixed income exposure.

166

Principal Risks

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

167

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on November 1, 1993. The R-1, R-2, R-3, R-4 and R-5 Class shares were first sold on July 12, 2010.

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	3.89%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-1.92%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class R-1 Return Before Taxes	0.59%	3.41%	3.21%
Class R-1 Return After Taxes on Distributions	-0.03%	2.28%	1.94%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	0.38%	2.25%	1.98%
Class R-2 Return Before Taxes	0.71%	3.53%	3.33%
Class R-3 Return Before Taxes	0.90%	3.73%	3.53%
Class R-4 Return Before Taxes	1.10%	3.87%	3.67%
Class R-5 Return Before Taxes	1.22%	3.89%	3.68%
Barclays Capital Credit 1-3 Years Index (reflects no deduction for fees, expenses, or taxes)	1.75%	4.68%	4.33%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Edge Asset Management, Inc.

•	John R. Friedl (since 2010), Portfolio Manager
•	Ryan P. McCann (since 2010), Portfolio Manager
•	Scott J. Peterson (since 2010), Portfolio Manager
•	Greg L. Tornga (since 2011), Head of Fixed Income and Portfolio Manager

168

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
169

Bond & Mortgage Securities Fund

Objective:	The Fund seeks to provide current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.52%	0.52%	0.52%	0.52%	0.52%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Total Annual Fund Operating Expenses	1.41%	1.28%	1.10%	0.91%	0.79%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$144	$446	$771	$ 1,691
Class R-2	$130	$406	$702	$ 1,545
Class R-3	$112	$350	$606	$ 1,340
Class R-4	$ 93	$290	$504	$ 1,120
Class R-5	$ 81	$252	$439	$ 978

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 265.5% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in intermediate maturity fixed-income or debt securities rated BBB- or higher by Standard & Poor's Rating Service ("S&P") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") at the time of purchase, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; asset-backed securities or mortgage-backed securities representing an interest in a pool of mortgage loans or other assets; debt securities and taxable municipal bonds; and debt securities issued or guaranteed by foreign governments payable in U.S. dollars. The Fund may also invest in foreign securities, and up to 20% of its assets in non-investment grade securities ("junk bonds) which are securities rated BB+ or lower by S&P or Ba1 or lower by Moody's at the time of purchase. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±15% or ±0.75 year (whichever is greater) of the duration of the Barclays Capital Aggregate Bond Index, which as of December 31, 2011 was 4.95 years.

The Fund may actively trade securities and enter into dollar roll transactions which may involve leverage. The Fund may utilize derivative strategies. Specifically, the Fund may invest in Treasury futures or interest rate swaps to manage the fixed-income exposure and credit default swaps to increase or decrease, in an efficient manner, exposures to certain sectors or individual issuers. The Fund may use forwards to manage its foreign currency exposure.

170

During the fiscal year ended October 31, 2011, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

50.00% in securities rated Aaa	7.45% in securities rated Ba	0.01% in securities rated C
5.66% in securities rated Aa	5.91% in securities rated B	0.00% in securities rated D
11.61% in securities rated A	1.85% in securities rated Caa	1.72% in securities not rated
15.72% in securities rated Baa	0.07% in securities rated Ca

Principal Risks

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Leverage Risk. Leverage created by borrowing or certain types of transactions or investments, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may impair the fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund’s net asset value, or diminish the fund’s performance.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

171

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the R-3 Class shares.

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	8.95%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-6.27%

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Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class R-1 Return Before Taxes	5.89%	3.83%	3.94%
Class R-1 Return After Taxes on Distributions	4.86%	2.49%	2.62%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	3.81%	2.46%	2.58%
Class R-2 Return Before Taxes	5.98%	3.96%	4.06%
Class R-3 Return Before Taxes	6.15%	4.13%	4.26%
Class R-4 Return Before Taxes	6.34%	4.34%	4.58%
Class R-5 Return Before Taxes	6.47%	4.45%	4.58%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

•	William C. Armstrong (since 2000), Portfolio Manager
•	Timothy R. Warrick (since 2000), Portfolio Manager

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
173

Core Plus Bond Fund I

Objective:	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.56%	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.53%	0.45%	0.32%	0.28%	0.26%
Total Annual Fund Operating Expenses	1.44%	1.31%	1.13%	0.94%	0.82%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$147	$456	$787	$1,724
Class R-2	$133	$415	$718	$1,579
Class R-3	$115	$359	$622	$1,375
Class R-4	$ 96	$300	$520	$1,155
Class R-5	$ 84	$262	$455	$1,014

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 339.9% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, at the time of purchase. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, asset-backed securities or mortgage-backed securities representing an interest in a pool of mortgage loans or other assets, and debt securities and taxable municipal bonds. The average portfolio duration of this Fund normally varies within ±2 years of the duration of the Barclays Capital Aggregate Bond Index, which as of December 31, 2011 was 4.95 years. The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds") rated at the time of purchase Ba1 or lower by Moody's, or BB+ or lower by S&P, or, if unrated, determined by the Sub-Advisor to be of comparable quality. The Fund may invest in securities denominated in foreign currencies and in securities of foreign issuers, including securities tied to emerging market countries.

The Fund may actively trade securities and purchase preferred securities. The Fund may take short positions. The Fund may also, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

174

During the fiscal year ended October 31, 2011, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

56.21% in securities rated Aaa	2.54% in securities rated Ba	0.00% in securities rated C
14.56% in securities rated Aa	3.41% in securities rated B	0.00% in securities rated D
12.30% in securities rated A	0.93% in securities rated Caa	0.48% in securities not rated
9.46% in securities rated Baa	0.11% in securities rated Ca

Principal Risks

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Leverage Risk. Leverage created by borrowing or certain types of transactions or investments, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may impair the fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund’s net asset value, or diminish the fund’s performance.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company’s capital structure and therefore can be subject to greater credit and liquidation risk. An issuer of preferred securities could redeem the security prior to the stated maturity date and reduce the return of the security.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

175

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Short Sale Risk. A short sale involves the sale by the fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the fund.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the R-1, R-2, R-3, R-4, and R-5 Class Shares were first sold (September 30, 2008).

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	3.84%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘10	-1.81%

176

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	Life of Fund
Class R-1 Return Before Taxes	2.86%	6.39%
Class R-1 Return After Taxes on Distributions	1.86%	5.10%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	1.86%	4.76%
Class R-2 Return Before Taxes	2.98%	6.52%
Class R-3 Return Before Taxes	3.13%	6.70%
Class R-4 Return Before Taxes	3.34%	6.96%
Class R-5 Return Before Taxes	3.54%	7.06%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	7.71%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Pacific Investment Management Company LLC

•	William H. Gross (since 2008), Managing Director, Co-CIO

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
177

Government & High Quality Bond Fund

Objective:	The Fund seeks to provide a high level of current income consistent with safety and liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Total Annual Fund Operating Expenses	1.39%	1.26%	1.08%	0.89%	0.77%
Expense Reimbursement(1)	0.10%	0.10%	0.10%	0.10%	0.10%
Total Annual Fund Operating Expense after Expense Reimbursement	1.29%	1.16%	0.98%	0.79%	0.67%
(1)	Principal Management Corporation ("Principal"), the investment advisor has contractually agreed to limit the Fund's expenses attributable to Class R-1, R-2, R-3, R-4, and R-5 shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.29% for Class R-1, 1.16% for Class R-2, 0.98% for Class R-3, 0.79% for Class R-4, and 0.67% for Class R-5. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$131	$429	$749	$1,658
Class R-2	$118	$388	$680	$1,512
Class R-3	$100	$332	$584	$1,307
Class R-4	$ 81	$272	$482	$1,085
Class R-5	$ 68	$234	$416	$ 943

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104.7% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in securities issued by the U.S. government, its agencies or instrumentalities or securities that are rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including but not limited to mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities. Under normal circumstances, the Fund maintains an average portfolio duration between one and 4.5 years. The Fund may also invest in mortgage-backed securities that are not issued by the U.S. government, its agencies or instrumentalities or rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities. The Fund may actively trade portfolio securities.

178

Principal Risks

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on May 4, 1984. On March 1, 2004, the investment policies of the predecessor fund were modified. As a result, the Fund’s performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place. The R-1, R-2, R-3, R-4, and R-5 Class shares were first sold on December 15, 2008.

179

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘02	3.44%
Lowest return for a quarter during the period of the bar chart above:	Q2 ‘04	-1.29%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class R-1 Return Before Taxes	5.31%	5.33%	4.47%
Class R-1 Return After Taxes on Distributions	4.17%	3.89%	2.90%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	3.43%	3.70%	2.88%
Class R-2 Return Before Taxes	5.36%	5.45%	4.60%
Class R-3 Return Before Taxes	5.64%	5.64%	4.78%
Class R-4 Return Before Taxes	5.84%	5.81%	4.89%
Class R-5 Return Before Taxes	5.96%	5.88%	4.93%
Barclays Capital MBS Fixed Rate Index (reflects no deduction for fees, expenses or taxes)	6.32%	6.61%	5.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Edge Asset Management, Inc.

•	John R. Friedl (since 2010), Portfolio Manager
•	Ryan P. McCann (since 2010), Portfolio Manager
•	Scott J. Peterson (since 2010), Portfolio Manager
•	Greg L. Tornga (since 2011), Head of Fixed Income and Portfolio Manager

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
180

Income Fund

Objective:	The Fund seeks to provide a high level of current income consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Estimated For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.53%	0.45%	0.32%	0.28%	0.26%
Total Annual Fund Operating Expenses	1.38%	1.25%	1.07%	0.88%	0.76%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$140	$437	$755	$1,657
Class R-2	$127	$397	$686	$1,511
Class R-3	$109	$340	$590	$1,306
Class R-4	$ 90	$281	$488	$1,084
Class R-5	$ 78	$243	$422	$ 942

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.9% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S. government securities, and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of which may be in below investment-grade fixed-income securities (sometimes called "junk bonds") (rated at the time of purchase BB+ or lower by S&P or Ba1 or lower by Moody's). Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Barclays Capital Aggregate Bond Index, which as of December 31, 2011 was 4.95 years. The Fund may also invest in foreign securities, including those from emerging markets, and real estate investment trust ("REIT") securities.

During the fiscal year ended October 31, 2011, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

25.43% in securities rated Aaa	35.14% in securities rated Baa	2.80% in securities rated Caa
3.12% in securities rated Aa	5.54% in securities rated Ba	0.00% in securities rated Ca
18.15% in securities rated A	8.19% in securities rated B	0.00% in securities rated C
1.63% in securities not rated

181

Principal Risks

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in "junk bonds," foreign securities, and real estate investment trust securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

182

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on December 15, 1975. The R-1, R-2, R-3, R-4 and R-5 Class shares were first sold on March 1, 2010.

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	10.17%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘08	-4.83%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class R-1 Return Before Taxes	5.08%	6.17%	5.74%
Class R-1 Return After Taxes on Distributions	3.47%	4.21%	3.69%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	3.28%	4.10%	3.68%
Class R-2 Return Before Taxes	5.31%	6.33%	5.89%
Class R-3 Return Before Taxes	5.39%	6.52%	6.08%
Class R-4 Return Before Taxes	5.59%	6.71%	6.24%
Class R-5 Return Before Taxes	5.61%	6.72%	6.24%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

183

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Edge Asset Management, Inc.

•	John R. Friedl (since 2005), Portfolio Manager
•	Ryan P. McCann (since 2010), Portfolio Manager
•	Scott J. Peterson (since 2010), Portfolio Manager
•	Greg L. Tornga (since 2011), Head of Fixed Income and Portfolio Manager

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
184

Inflation Protection Fund

Objective:	The Fund seeks to provide current income and real (after inflation) total returns.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Estimated For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.39%	0.39%	0.39%	0.39%	0.39%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Total Annual Fund Operating Expenses	1.28%	1.15%	0.97%	0.78%	0.66%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$130	$406	$702	$1,545
Class R-2	$117	$365	$633	$1,398
Class R-3	$ 99	$309	$536	$1,190
Class R-4	$ 80	$249	$433	$ 966
Class R-5	$ 67	$211	$368	$ 822

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 131.9% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index. The Fund may also invest in foreign securities, U.S. Treasuries and agency securities. The Fund may utilize derivative strategies, including financial futures contracts, swaps, and currency forwards for purposes of managing or adjusting the risk profile (for example, duration) of the Fund. The Fund may actively trade portfolio securities.

Principal Risks

The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time.

185

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the R-1, R-2, R-3, R-4, and R-5 Class Shares were first sold (December 29, 2004).

186

Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘11	4.17%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-10.42%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	Life of Fund
Class R-1 Return Before Taxes	11.37%	1.35%	1.17%
Class R-1 Return After Taxes on Distributions	10.46%	0.20%	-0.03%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	7.35%	0.48%	0.30%
Class R-2 Return Before Taxes	11.45%	1.48%	1.28%
Class R-3 Return Before Taxes	11.54%	1.63%	1.46%
Class R-4 Return Before Taxes	11.78%	1.83%	1.64%
Class R-5 Return Before Taxes	12.09%	1.98%	1.79%
Barclays Capital US Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes)	13.56%	7.95%	6.18%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

BlackRock Financial Management, Inc.

•	Martin Hegarty (since 2010), Managing Director
•	Brian Weinstein (since 2008), Managing Director

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

For Important Information About:

•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 188 of the Prospectus and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds - Payments to Broker-Dealers and Other Financial Intermediaries” at page 188 of the Prospectus.
187

CERTAIN INFORMATION COMMON TO ALL FUNDS

Tax Information

The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

Each Fund’s investment objective is described in the summary section for each Fund. The summary section also describes each Fund’s principal investment strategies, including the types of securities in which the Fund invests, and the principal risks of investing in the Fund. The principal investment strategies are not the only investment strategies available to the Fund, but they are the ones the Fund primarily uses to achieve its investment objective.

The Board of Directors may change a Fund's objective or the investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund's investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

The investment strategies identified in this section provide specific information about the Fund, but there are some general principles Principal Management Corporation (“Principal”) and/or the sub-advisors apply in making investment decisions. When making decisions about whether to buy or sell equity securities, Principal and/or the sub-advisors  may consider, among other things, a company’s strength in fundamentals, its potential for earnings growth over time, its ability to navigate certain macroeconomic environments, and the current price of its securities relative to their perceived worth and relative to others in its industry. When making decisions about whether to buy or sell fixed-income investments, Principal and/or the sub-advisors may consider, among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates, the macroeconomic backdrop, the balance between supply and demand for certain asset classes, other general market conditions, and the credit quality of individual issuers.

Each Fund is designed to be a portion of an investor's portfolio. No Fund is intended to be a complete investment program. Investors should consider the risks of the Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions. It is possible to lose money by investing in the Fund.

The following table lists each Fund and identifies whether the strategies and risks discussed in this section (listed in alphabetical order) are principal, non-principal, or not applicable to each Fund. The risks described below for the Funds that operate as fund of funds - Principal LifeTime Funds and the Strategic Asset Management ("SAM") Portfolios - are risks at the fund of funds level. These Funds are also subject to the risks of the underlying funds in which they invest. A Fund is subject to Risk of Being an Underlying Fund to the extent that a fund of funds invests in the Fund. The Statement of Additional Information ("SAI") contains additional information about investment strategies and their related risks.

188

INVESTMENT STRATEGIES AND RISKS	BOND & MORTGAGE SECURITIES	CORE PLUS BOND I	DIVERSIFIED INTERNATIONAL	EQUITY INCOME	GOVERNMENT & HIGH QUALITY BOND
Asset-Backed Securities & Mortgage-Backed Securities	Principal	Principal	Not Applicable	Not Applicable	Principal
Bank Loans (also known as Senior Floating Rate interests)	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Not Applicable
Convertible Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Derivatives	Principal	Principal	Non-Principal	Non-Principal	Non-Principal
Equity Securities	Not Applicable	Not Applicable	Principal	Principal	Not Applicable
Exchange Traded Funds (ETFs)	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Not Applicable
Fixed Income Securities	Principal	Principal	Non-Principal	Non-Principal	Principal
Foreign Securities	Principal	Principal	Principal	Principal	Not Applicable
Fund of Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Hedging	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal
High Yield Securities	Principal	Principal	Not Applicable	Non-Principal	Non-Principal
Index Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Industry Concentration	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Initial Public Offerings ("IPOs")	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Not Applicable
Leverage	Principal	Principal	Non-Principal	Non-Principal	Non-Principal
Liquidity Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Not Applicable
Municipal Obligations and AMT-Subject Bonds	Principal	Principal	Not Applicable	Non-Principal	Non-Principal
Portfolio Turnover	Principal	Principal	Non-Principal	Non-Principal	Principal
Preferred Securities	Non-Principal	Principal	Non-Principal	Non-Principal	Not Applicable
Real Estate Investment Trusts	Non-Principal	Non-Principal	Non-Principal	Principal	Non-Principal
Real Estate Securities	Principal	Principal	Non-Principal	Principal	Principal
Repurchase Agreements	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Royalty Trusts	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Not Applicable
Short Sales	Not Applicable	Principal	Not Applicable	Not Applicable	Not Applicable
Small and Medium Capitalization Companies	Non-Principal	Non-Principal	Principal	Principal	Non-Principal
Temporary Defensive Measures	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Underlying Funds	Principal	Principal	Principal	Principal	Principal
(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

189

INVESTMENT STRATEGIES AND RISKS	INCOME	INFLATION PROTECTION	INTERNATIONAL EMERGING MARKETS	INTERNATIONAL I	LARGECAP BLEND II
Asset-Backed Securities & Mortgage-Backed Securities	Principal	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Bank Loans (also known as Senior Floating Rate interests)	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Convertible Securities	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Derivatives	Non-Principal	Principal	Non-Principal	Non-Principal	Non-Principal
Equity Securities	Non-Principal	Not Applicable	Principal	Principal	Principal
Exchange Traded Funds (ETFs)	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Fixed Income Securities	Principal	Principal	Non-Principal	Non-Principal	Non-Principal
Foreign Securities	Principal	Principal	Principal	Principal	Principal
Fund of Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Hedging	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
High Yield Securities	Principal	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Index Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Industry Concentration	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Initial Public Offerings ("IPOs")	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Leverage	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Liquidity Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Municipal Obligations and AMT-Subject Bonds	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Portfolio Turnover	Non-Principal	Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Real Estate Investment Trusts	Principal	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Real Estate Securities	Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Repurchase Agreements	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Royalty Trusts	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Short Sales	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Small and Medium Capitalization Companies	Non-Principal	Non-Principal	Principal	Principal	Non-Principal
Temporary Defensive Measures	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Underlying Funds	Principal	Principal	Principal	Principal	Principal
(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

190

INVESTMENT STRATEGIES AND RISKS	LARGECAP GROWTH	LARGECAP GROWTH I	LARGECAP GROWTH II	LARGECAP S&P 500 INDEX	LARGECAP VALUE
Asset-Backed Securities & Mortgage-Backed Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Bank Loans (also known as Senior Floating Rate interests)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Convertible Securities	Non-Principal	Non-Principal	Non-Principal	Not Applicable	Non-Principal
Derivatives	Non-Principal	Non-Principal	Non-Principal	Principal	Non-Principal
Equity Securities	Principal	Principal	Principal	Principal	Principal
Exchange Traded Funds (ETFs)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Fixed Income Securities	Non-Principal	Non-Principal	Non-Principal	Not Applicable	Non-Principal
Foreign Securities	Non-Principal	Principal	Non-Principal	Not Applicable	Non-Principal
Fund of Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Hedging	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
High Yield Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Index Funds	Not Applicable	Not Applicable	Not Applicable	Principal	Not Applicable
Industry Concentration	Not Applicable	Not Applicable	Not Applicable	Not Applicable(2)	Not Applicable
Initial Public Offerings ("IPOs")	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Leverage	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Liquidity Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Municipal Obligations and AMT-Subject Bonds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Portfolio Turnover	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Principal
Preferred Securities	Non-Principal	Non-Principal	Non-Principal	Not Applicable	Non-Principal
Real Estate Investment Trusts	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Real Estate Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Repurchase Agreements	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Royalty Trusts	Non-Principal	Non-Principal	Non-Principal	Not Applicable	Non-Principal
Short Sales	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Small and Medium Capitalization Companies	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Temporary Defensive Measures	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Underlying Funds	Principal	Principal	Principal	Principal	Principal
(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.
(2)	The Index Fund may concentrate its investments in a particular industry only to the extent that the relevant index is so concentrated.
191

INVESTMENT STRATEGIES AND RISKS	LARGECAP VALUE I	LARGECAP VALUE III	MIDCAP BLEND	MIDCAP GROWTH	MIDCAP GROWTH III
Asset-Backed Securities & Mortgage-Backed Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Bank Loans (also known as Senior Floating Rate interests)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Convertible Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Derivatives	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Equity Securities	Principal	Principal	Principal	Principal	Principal
Exchange Traded Funds (ETFs)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Fixed Income Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Foreign Securities	Non-Principal	Non-Principal	Non-Principal	Principal	Non-Principal
Fund of Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Hedging	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
High Yield Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Index Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Industry Concentration	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Initial Public Offerings ("IPOs")	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Leverage	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Liquidity Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Municipal Obligations and AMT-Subject Bonds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Portfolio Turnover	Non-Principal	Non-Principal	Non-Principal	Principal	Principal
Preferred Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Real Estate Investment Trusts	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Real Estate Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Repurchase Agreements	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Royalty Trusts	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Short Sales	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Small and Medium Capitalization Companies	Non-Principal	Non-Principal	Principal	Principal	Principal
Temporary Defensive Measures	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Underlying Funds	Principal	Principal	Principal	Not Applicable	Principal
(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

192

INVESTMENT STRATEGIES AND RISKS	MIDCAP S&P 400 INDEX	MIDCAP VALUE I	MIDCAP VALUE III	MONEY MARKET	OVERSEAS
Asset-Backed Securities & Mortgage-Backed Securities	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Not Applicable
Bank Loans (also known as Senior Floating Rate interests)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Convertible Securities	Not Applicable	Non-Principal	Non-Principal	Not Applicable	Non-Principal
Derivatives	Principal	Non-Principal	Non-Principal	Not Applicable	Non-Principal
Equity Securities	Principal	Principal	Principal	Not Applicable	Principal
Exchange Traded Funds (ETFs)	Principal	Non-Principal	Non-Principal	Not Applicable	Non-Principal
Fixed Income Securities	Not Applicable	Non-Principal	Non-Principal	Principal	Non-Principal
Foreign Securities	Not Applicable	Non-Principal	Non-Principal	Principal	Principal
Fund of Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Hedging	Non-Principal	Non-Principal	Non-Principal	Not Applicable	Non-Principal
High Yield Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Index Funds	Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Industry Concentration	Not Applicable(2)	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Initial Public Offerings ("IPOs")	Non-Principal	Non-Principal	Non-Principal	Not Applicable	Non-Principal
Leverage	Non-Principal	Non-Principal	Non-Principal	Not Applicable	Non-Principal
Liquidity Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Not Applicable	Non-Principal	Non-Principal	Not Applicable	Non-Principal
Municipal Obligations and AMT-Subject Bonds	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Not Applicable
Portfolio Turnover	Non-Principal	Non-Principal	Non-Principal	Not Applicable	Non-Principal
Preferred Securities	Not Applicable	Non-Principal	Non-Principal	Not Applicable	Non-Principal
Real Estate Investment Trusts	Non-Principal	Principal	Principal	Not Applicable	Non-Principal
Real Estate Securities	Non-Principal	Principal	Principal	Not Applicable	Non-Principal
Repurchase Agreements	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Royalty Trusts	Not Applicable	Non-Principal	Non-Principal	Not Applicable	Non-Principal
Short Sales	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Small and Medium Capitalization Companies	Principal	Principal	Principal	Not Applicable	Principal
Temporary Defensive Measures	Non-Principal	Non-Principal	Non-Principal	Not Applicable	Non-Principal
Underlying Funds	Principal	Principal	Not Applicable	Not Applicable	Principal
(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.
(2)	The Index Fund may concentrate its investments in a particular industry only to the extent that the relevant index is so concentrated.

193

INVESTMENT STRATEGIES AND RISKS	PRINCIPAL CAPITAL APPRECIATION	PRINCIPAL LIFETIME 2010	PRINCIPAL LIFETIME 2015	PRINCIPAL LIFETIME 2020	PRINCIPAL LIFETIME 2025
Asset-Backed Securities & Mortgage-Backed Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Bank Loans (also known as Senior Floating Rate interests)	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Convertible Securities	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Derivatives	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Equity Securities	Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Exchange Traded Funds (ETFs)	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Fixed Income Securities	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Foreign Securities	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Fund of Funds	Not Applicable	Principal	Principal	Principal	Principal
Hedging	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
High Yield Securities	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Index Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Industry Concentration	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Initial Public Offerings ("IPOs")	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Leverage	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Liquidity Risk(1)	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Municipal Obligations and AMT-Subject Bonds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Portfolio Turnover	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Real Estate Investment Trusts	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Real Estate Securities	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Repurchase Agreements	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Royalty Trusts	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Short Sales	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Small and Medium Capitalization Companies	Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Temporary Defensive Measures	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Underlying Funds	Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

194

INVESTMENT STRATEGIES AND RISKS	PRINCIPAL LIFETIME 2030	PRINCIPAL LIFETIME 2035	PRINCIPAL LIFETIME 2040	PRINCIPAL LIFETIME 2045	PRINCIPAL LIFETIME 2050
Asset-Backed Securities & Mortgage-Backed Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Bank Loans (also known as Senior Floating Rate interests)	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Convertible Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Derivatives	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Equity Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Exchange Traded Funds (ETFs)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Fixed Income Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Foreign Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Fund of Funds	Principal	Principal	Principal	Principal	Principal
Hedging	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
High Yield Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Index Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Industry Concentration	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Initial Public Offerings ("IPOs")	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Leverage	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Liquidity Risk(1)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Municipal Obligations and AMT-Subject Bonds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Portfolio Turnover	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Real Estate Investment Trusts	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Real Estate Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Repurchase Agreements	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Royalty Trusts	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Short Sales	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Small and Medium Capitalization Companies	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Temporary Defensive Measures	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Underlying Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

195

INVESTMENT STRATEGIES AND RISKS	PRINCIPAL LIFETIME 2055	PRINCIPAL LIFETIME STRATEGIC INCOME	REAL ESTATE SECURITIES	SAM BALANCED	SAM CONSERVATIVE BALANCED
Asset-Backed Securities & Mortgage-Backed Securities	Not Applicable	Not Applicable	Non-Principal	Not Applicable	Not Applicable
Bank Loans (also known as Senior Floating Rate interests)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Convertible Securities	Not Applicable	Not Applicable	Non-Principal	Not Applicable	Not Applicable
Derivatives	Not Applicable	Not Applicable	Non-Principal	Not Applicable	Not Applicable
Equity Securities	Not Applicable	Not Applicable	Principal	Not Applicable	Not Applicable
Exchange Traded Funds (ETFs)	Not Applicable	Not Applicable	Non-Principal	Not Applicable	Not Applicable
Fixed Income Securities	Not Applicable	Not Applicable	Non-Principal	Not Applicable	Not Applicable
Foreign Securities	Not Applicable	Not Applicable	Non-Principal	Not Applicable	Not Applicable
Fund of Funds	Principal	Principal	Not Applicable	Principal	Principal
Hedging	Not Applicable	Not Applicable	Non-Principal	Not Applicable	Not Applicable
High Yield Securities	Not Applicable	Not Applicable	Non-Principal	Not Applicable	Not Applicable
Index Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Industry Concentration	Not Applicable	Not Applicable	Principal	Not Applicable	Not Applicable
Initial Public Offerings ("IPOs")	Not Applicable	Not Applicable	Non-Principal	Not Applicable	Not Applicable
Leverage	Not Applicable	Not Applicable	Non-Principal	Not Applicable	Not Applicable
Liquidity Risk(1)	Not Applicable	Not Applicable	Non-Principal	Not Applicable	Not Applicable
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Municipal Obligations and AMT-Subject Bonds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Portfolio Turnover	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Not Applicable	Not Applicable	Non-Principal	Not Applicable	Not Applicable
Real Estate Investment Trusts	Not Applicable	Not Applicable	Principal	Not Applicable	Not Applicable
Real Estate Securities	Not Applicable	Not Applicable	Principal	Not Applicable	Not Applicable
Repurchase Agreements	Not Applicable	Not Applicable	Non-Principal	Not Applicable	Not Applicable
Royalty Trusts	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Short Sales	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Small and Medium Capitalization Companies	Not Applicable	Not Applicable	Principal	Not Applicable	Not Applicable
Temporary Defensive Measures	Not Applicable	Not Applicable	Non-Principal	Not Applicable	Not Applicable
Underlying Funds	Not Applicable	Not Applicable	Principal	Not Applicable	Not Applicable
(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

196

INVESTMENT STRATEGIES AND RISKS	SAM CONSERVATIVE GROWTH	SAM FLEXIBLE INCOME	SAM STRATEGIC GROWTH	SHORT-TERM INCOME	SMALLCAP BLEND
Asset-Backed Securities & Mortgage-Backed Securities	Not Applicable	Not Applicable	Not Applicable	Principal	Not Applicable
Bank Loans (also known as Senior Floating Rate interests)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Convertible Securities	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Non-Principal
Derivatives	Not Applicable	Not Applicable	Not Applicable	Principal	Non-Principal
Equity Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Principal
Exchange Traded Funds (ETFs)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Non-Principal
Fixed Income Securities	Not Applicable	Not Applicable	Not Applicable	Principal	Non-Principal
Foreign Securities	Not Applicable	Not Applicable	Not Applicable	Principal	Non-Principal
Fund of Funds	Principal	Principal	Principal	Not Applicable	Not Applicable
Hedging	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Non-Principal
High Yield Securities	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Not Applicable
Index Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Industry Concentration	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Initial Public Offerings ("IPOs")	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Non-Principal
Leverage	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Non-Principal
Liquidity Risk(1)	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Non-Principal
Municipal Obligations and AMT-Subject Bonds	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Not Applicable
Portfolio Turnover	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Non-Principal
Real Estate Investment Trusts	Not Applicable	Not Applicable	Not Applicable	Principal	Non-Principal
Real Estate Securities	Not Applicable	Not Applicable	Not Applicable	Principal	Non-Principal
Repurchase Agreements	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Non-Principal
Royalty Trusts	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Non-Principal
Short Sales	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Small and Medium Capitalization Companies	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Principal
Temporary Defensive Measures	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Non-Principal
Underlying Funds	Not Applicable	Not Applicable	Not Applicable	Principal	Not Applicable
(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.
197

INVESTMENT STRATEGIES AND RISKS	SMALLCAP GROWTH I	SMALLCAP GROWTH II	SMALLCAP S&P 600 INDEX	SMALLCAP VALUE II
Asset-Backed Securities & Mortgage-Backed Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Bank Loans (also known as Senior Floating Rate interests)	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Convertible Securities	Non-Principal	Non-Principal	Not Applicable	Non-Principal
Derivatives	Non-Principal	Non-Principal	Principal	Non-Principal
Equity Securities	Principal	Principal	Principal	Principal
Exchange Traded Funds (ETFs)	Non-Principal	Non-Principal	Principal	Non-Principal
Fixed Income Securities	Non-Principal	Non-Principal	Not Applicable	Non-Principal
Foreign Securities	Non-Principal	Non-Principal	Not Applicable	Non-Principal
Fund of Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Hedging	Non-Principal	Non-Principal	Non-Principal	Non-Principal
High Yield Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Index Funds	Not Applicable	Not Applicable	Principal	Not Applicable
Industry Concentration	Not Applicable	Not Applicable	Not Applicable(2)	Not Applicable
Initial Public Offerings ("IPOs")	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Leverage	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Liquidity Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Non-Principal	Non-Principal	Not Applicable	Non-Principal
Municipal Obligations and AMT-Subject Bonds	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Portfolio Turnover	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Non-Principal	Non-Principal	Not Applicable	Non-Principal
Real Estate Investment Trusts	Non-Principal	Non-Principal	Non-Principal	Principal
Real Estate Securities	Non-Principal	Non-Principal	Non-Principal	Principal
Repurchase Agreements	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Royalty Trusts	Non-Principal	Non-Principal	Not Applicable	Non-Principal
Short Sales	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Small and Medium Capitalization Companies	Principal	Principal	Principal	Principal
Temporary Defensive Measures	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Underlying Funds	Principal	Not Applicable	Principal	Principal
(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.
(2)	The Index Fund may concentrate its investments in a particular industry only to the extent that the relevant index is so concentrated.

Asset-Backed Securities and Mortgage-Backed Securities

Asset-backed securities (“ABS”) are fixed income instruments secured by and payable from assets such as installment sales or loan contract (such as auto, home equity, or student loans) receivables, leases, credit card receivables, and other receivables. Mortgage-backed securities (“MBS”) represent interests in underlying pools of mortgages. Some can be commercial mortgage-backed securities, which are secured by commercial or multi-family properties (“CMBS”). Certain asset-backed securities present a heightened level of risk because, in the event of

198

default, the liquidation value of the underlying assets may be inadequate to pay any unpaid principal or interest. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. In addition, for mortgage-backed securities, when market conditions result in an increase in the default rates on the underlying mortgages and the foreclosure values of the underlying real estate are below the outstanding amount of the underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

Bank Loans (also known as Senior Floating Rate Interests)

Bank loans hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral, and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. The proceeds of bank loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends, and, to a lesser extent, to finance internal growth and for other corporate purposes. Bank loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the bank loan. Most bank loans are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower's obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. Most bank loans are not traded on any national securities exchange. Bank loans generally have less liquidity than investment-grade bonds and there may be less public information available about them.

The secondary market for loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may cause the fund to be unable to realize full value and thus cause a material decline in the fund's net asset value.

Bank loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Bank loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the borrower to repay, prepayments of senior floating rate interests may occur.

Convertible Securities

Convertible securities are usually fixed-income securities that a fund has the right to exchange for equity securities at a specified conversion price. Convertible securities could also include corporate bonds, notes or preferred stocks of U.S. or foreign issuers. The option allows the fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The fund treats convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. Funds that invest in convertible securities may invest in convertible securities that are below investment grade. Many convertible securities are relatively illiquid.

Derivatives

A fund may invest in certain derivative strategies to earn income, manage or adjust the risk profile of the fund, replace more direct investments, or obtain exposure to certain markets. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain

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derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

There are many different types of derivatives and many different ways to use them. Futures, forward contracts, and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, asset values, or currency exchange rates and as a low-cost method of gaining exposure to a particular market without investing directly in those securities or assets. A fund may enter into put or call options, futures contracts, options on futures contracts, over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps), currency futures contracts and options, options on currencies, and forward currency contracts for both hedging and non-hedging purposes. A fund also may use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A fund will not hedge currency exposure to an extent greater than the approximate aggregate market value of the securities held or to be purchased by the fund (denominated or generally quoted or currently convertible into the currency). A fund may enter into forward commitment agreements (not as a principal investment strategy), which call for the fund to purchase or sell a security on a future date at a fixed price. A fund may also enter into contracts to sell its investments either on demand or at a specific interval.

Generally, a fund may not invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund or the reference currency relates to an eligible investment for the fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. If a fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

The risks associated with derivative investments include:

•	the risk that the underlying security, interest rate, market index, or other financial asset will not move in the direction Principal Management Corporation (“Principal”) and/or Sub-Advisor anticipated;
•	the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
•	the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment;
•	the possibility that the counterparty may fail to perform its obligations; and
•	the inability to close out certain hedged positions to avoid adverse tax consequences.

Swap agreements involve the risk that the party with whom the fund has entered into the swap will default on its obligation to pay the fund and the risk that the fund will not be able to meet its obligations to pay the other party to the agreement.

Credit default swap agreements involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Credit default swaps can increase credit risk because the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap.

Forward and futures contracts are subject to special risk considerations. The primary risks associated with the use of these contracts are (a) the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the sub-advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates, asset values, and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the fund may have to sell securities at a time when it may be disadvantageous to do so.

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For currency contracts, there is also a risk of government action through exchange controls that would restrict the ability of the fund to deliver or receive currency.

Some of the risks associated with options include imperfect correlation, counterparty risk, and an insufficient liquid secondary market for particular options.

Equity Securities

Equity securities include common stocks, convertible securities, depositary receipts, rights (a right is an offering of common stock to investors who currently own shares which entitle them to buy subsequent issues at a discount from the offering price), and warrants (a warrant grants its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price). Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Some funds focus their investments on certain market capitalization ranges. Market capitalization is defined as total current market value of a company's outstanding equity securities. The market capitalization of companies in the fund’s portfolios and their related indexes will change over time and, the fund will not automatically sell a security just because it falls outside of the market capitalization range of its index(es). Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Exchange Traded Funds ("ETFs")

Generally, ETFs invest in a portfolio of securities, but they may also invest in other assets, such as precious metals, commodities, securities indices, government bonds, or currencies. Often ETFs are a type of index or actively managed fund bought and sold on a securities exchange. An ETF trades like common stock. Shares in an index ETF represent an interest in a fixed portfolio of securities designed to track a particular market index. A fund could purchase shares issued by an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities or for other reasons. The risks of owning an ETF generally reflect the risks of owning the underlying securities or other assets they are designed to track, although ETFs have management fees that increase their costs. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.

Fixed-Income Securities

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors (some examples include investment grade corporate bonds, convertible securities, mortgage-backed securities, U.S. government securities and asset-backed securities). The issuer generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

•	Interest Rate Changes: Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes. If interest rates fall, issuers of callable bonds may call (repay) securities with high interest rates before their maturity dates; this is known as call risk. In this case, a fund would likely reinvest the proceeds from these securities at lower interest rates, resulting in a decline in the fund's income.
•	Credit Risk: Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. To the extent that the mortgages underlying mortgage-backed securities are "sub-prime mortgages" (mortgages granted to borrowers whose credit histories would not support conventional mortgages), the risk of default is higher.

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Foreign Securities

Principal defines foreign securities as those issued by:

•	companies with their principal place of business or principal office outside the U.S. or
•	companies for which the principal securities trading market is outside the U.S.

Depending on the fund, the fund may invest in securities of developed markets, developing (also called "emerging") markets, or both. Usually, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and MSCI Emerging Markets Index). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most nations located in Western Europe.

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of fund assets is not invested and earning no return. If a fund is unable to make intended security purchases due to settlement problems, the fund may miss attractive investment opportunities. In addition, a fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a fund's investments in those countries. In addition, a fund may also suffer losses due to nationalization, expropriation, or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to fund investors. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the fund intends to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may reduce the liquidity of a fund's portfolio. The fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

A fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities risks to which they relate.

Investments in companies of developing (also called "emerging") countries are subject to higher risks than investments in companies in more developed countries. These risks include:

•	increased social, political, and economic instability;
•	a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
•	lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
•	foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
•	relatively new capital market structure or market-oriented economy;
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•	the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
•	restrictions that may make it difficult or impossible for the fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
•	possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Fund of Funds

The performance and risks of each Principal LifeTime Fund and Strategic Asset Management ("SAM") Portfolio (singly, “a fund of funds” and collectively, “the funds of funds”) directly correspond to the performance and risks of the underlying funds in which the Fund or Portfolio invests. By investing in many underlying funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.

As of October 31, 2011, the Principal LifeTime Funds’ and SAM Portfolios’ assets were allocated among the Funds’ and SAM Portfolios’ assets were allocated among the underlying funds as identified in the tables below.

Underlying Fund	Principal LifeTime 2010 Fund	Principal LifeTime 2015 Fund	Principal LifeTime 2020 Fund	Principal LifeTime 2025 Fund	Principal LifeTime 2030 Fund	Principal LifeTime 2035 Fund
Bond & Mortgage Securities Fund	12.13%	10.26%	9.96%	7.36%	5.60%	4.10%
Bond Market Index Fund	3.87%	3.60%	3.01%	2.52%	2.07%	1.27%
Core Plus Bond Fund I	11.25%	9.80%	8.76%	7.07%	5.12%	3.88%
Diversified International Fund	2.97%	3.75%	4.61%	4.63%	4.89%	5.40%
Diversified Real Asset Fund	3.92%	3.30%	2.84%	2.37%	2.23%	1.75%
Global Diversified Income Fund	4.24%	3.20%	1.24%	-	-	-
Global Multi-Strategy Fund	1.36%	3.46%	0.98%	2.26%	0.90%	1.61%
Global Real Estate Securities Fund	-	0.22%	0.20%	0.88%	0.36%	1.56%
High Yield Fund I	3.38%	4.75%	5.54%	7.90%	7.98%	7.00%
Inflation Protection Fund	11.21%	6.59%	0.83%	-	-	-
International Emerging Markets Fund	2.14%	2.77%	2.90%	3.32%	3.68%	4.19%
International Equity Index Fund	1.19%	1.73%	1.66%	2.06%	2.59%	2.67%
International Fund I	1.83%	0.23%	2.89%	2.10%	3.41%	3.08%
LargeCap Growth Fund	3.11%	4.27%	4.81%	5.20%	5.59%	6.15%
LargeCap Growth Fund I	6.05%	9.10%	10.59%	10.79%	11.10%	11.88%
LargeCap S&P 500 Index Fund	3.43%	5.10%	5.95%	7.18%	6.54%	7.17%
LargeCap Value Fund	3.00%	4.00%	4.84%	5.24%	5.37%	5.90%
LargeCap Value Fund I	5.95%	7.80%	9.43%	10.34%	10.78%	11.27%
MidCap Growth Fund III	1.43%	1.66%	2.00%	1.95%	2.26%	2.30%
MidCap Value Fund I	1.43%	1.55%	1.77%	1.82%	2.14%	2.16%
Overseas Fund	3.02%	4.02%	4.65%	5.61%	5.68%	6.17%
Preferred Securities Fund	2.23%	2.09%	2.58%	2.03%	2.67%	2.52%
Real Estate Securities Fund	0.87%	1.51%	3.95%	3.56%	4.61%	3.52%
Short-Term Income Fund	7.11%	1.98%	-	-	-	-
SmallCap Growth Fund I	1.51%	1.77%	2.10%	2.07%	2.36%	2.41%
SmallCap Value Fund II	1.37%	1.49%	1.91%	1.74%	2.07%	2.04%
	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

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Underlying Fund	Principal LifeTime 2040 Fund	Principal LifeTime 2045 Fund	Principal LifeTime 2050 Fund	Principal LifeTime 2055 Fund	Principal LifeTime Strategic Income Fund
Bond & Mortgage Securities Fund	2.75%	2.29%	1.05%	0.96%	16.24%
Bond Market Index Fund	1.02%	0.69%	0.34%	0.22%	4.84%
Core Plus Bond Fund I	2.71%	2.17%	1.04%	0.91%	15.49%
Diversified International Fund	6.08%	6.31%	6.65%	6.70%	1.10%
Diversified Real Asset Fund	1.72%	1.42%	1.39%	1.13%	4.77%
Global Diversified Income Fund	-	-	-	-	6.29%
Global Multi-Strategy Fund	0.83%	0.75%	0.86%	0.69%	3.13%
Global Real Estate Securities Fund	1.76%	2.19%	1.48%	3.01%	-
High Yield Fund I	6.24%	5.39%	5.02%	4.16%	2.56%
Inflation Protection Fund	-	-	-	-	15.70%
International Emerging Markets Fund	4.24%	4.47%	4.86%	5.03%	0.41%
International Equity Index Fund	3.06%	2.99%	3.63%	3.94%	0.44%
International Fund I	3.95%	4.33%	4.37%	5.35%	0.64%
LargeCap Growth Fund	6.25%	6.61%	6.56%	6.68%	1.60%
LargeCap Growth Fund I	12.23%	12.58%	12.94%	12.96%	3.03%
LargeCap S&P 500 Index Fund	7.30%	7.56%	7.52%	7.89%	1.37%
LargeCap Value Fund	6.01%	6.39%	6.33%	6.40%	1.30%
LargeCap Value Fund I	11.89%	12.03%	12.57%	12.55%	2.45%
MidCap Growth Fund III	2.42%	2.39%	2.42%	2.28%	0.61%
MidCap Value Fund I	2.31%	2.24%	2.41%	2.15%	0.58%
Overseas Fund	6.64%	7.26%	7.68%	8.06%	1.43%
Preferred Securities Fund	2.58%	2.34%	2.38%	2.28%	1.58%
Real Estate Securities Fund	3.34%	2.99%	3.73%	2.16%	-
Short-Term Income Fund	-	-	-	-	12.90%
SmallCap Growth Fund I	2.37%	2.49%	2.38%	2.41%	0.83%
SmallCap Value Fund II	2.30%	2.12%	2.39%	2.08%	0.71%
	100.00%	100.00%	100.00%	100.00%	100.00%

Underlying Fund	SAM Balanced Portfolio	SAM Conservative Balanced Portfolio	SAM Conservative Growth Portfolio	SAM Flexible Income Portfolio	SAM Strategic Growth Portfolio
Diversified International Fund	8.48%	5.54%	11.20%	2.58%	12.73%
Diversified Real Asset Fund	-	-	2.04%	-	-
Equity Income Fund	18.00%	9.92%	21.95%	7.62%	22.21%
Global Diversified Income Fund	1.96%	2.86%	-	5.61%	-
Global Multi-Strategy Fund	0.67%	0.60%	0.80%	-	-
Global Real Estate Securities Fund	0.62%	0.45%	1.23%	1.24%	2.03%
Government & High Quality Bond Fund	13.04%	20.02%	5.38%	23.83%	0.57%
High Yield Fund	2.98%	3.82%	1.98%	4.22%	-
Income Fund	13.18%	20.52%	5.41%	24.89%	-
Inflation Protection Fund	0.61%	1.34%	0.01%	-	-
International Emerging Markets Fund	2.20%	1.24%	2.60%	0.73%	4.03%
LargeCap Blend Fund II	2.65%	2.72%	3.36%	1.72%	5.45%
LargeCap Growth Fund	5.65%	3.79%	6.11%	1.18%	7.82%
LargeCap Growth Fund II	2.88%	1.90%	3.83%	1.81%	4.42%
LargeCap Value Fund	2.58%	2.55%	4.61%	1.86%	3.96%
LargeCap Value Fund III	3.47%	2.56%	5.74%	1.88%	5.21%
MidCap Blend Fund	2.80%	1.69%	3.61%	1.42%	4.38%
MidCap Growth Fund III	0.71%	0.72%	0.99%	-	3.49%
Preferred Securities Fund	2.34%	3.51%	0.73%	5.49%	-
Principal Capital Appreciation Fund	7.29%	5.76%	9.59%	1.85%	12.36%
Real Estate Securities Fund	0.45%	0.29%	0.01%	0.87%	0.39%
Short-Term Income Fund	1.90%	5.15%	0.59%	8.13%	-
SmallCap Growth Fund I	2.66%	1.12%	4.03%	0.49%	5.32%
SmallCap Value Fund II	1.17%	0.71%	1.74%	-	2.84%
Small-MidCap Dividend Income Fund	1.71%	1.22%	2.46%	2.58%	2.79%
	100.00%	100.00%	100.00%	100.00%	100.00%

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Each fund of funds indirectly bears its pro-rata share of the expenses of the Underlying Funds in which it invests, as well as directly incurring expenses. Therefore, investment in a fund of funds is more costly than investing directly in shares of the Underlying Funds.

If you are considering investing in a Principal LifeTime Fund, you should take into account your estimated retirement date and risk tolerance. In general, each Principal LifeTime Fund is managed with the assumption that the investor will invest in a Principal LifeTime Fund whose stated date is closest to the date the shareholder retires. Choosing a fund targeting an earlier date represents a more conservative choice; choosing a fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the Principal LifeTime Funds are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.

There are five Strategic Asset Management ("SAM") Portfolios: Flexible Income, Conservative Balanced, Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The SAM Portfolios share the same risks but often with different levels of exposure. In general, relative to the other Portfolios:

•	the Balanced Portfolio should offer investors the potential for a medium level of income and a medium level of capital growth, while exposing them to a medium level of principal risk,
•	the Conservative Balanced Portfolio should offer investors the potential for a medium to high level of income and a medium to low level of capital growth, while exposing them to a medium to low level of principal risk,
•	the Conservative Growth Portfolio should offer investors the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk,
•	the Flexible Income Portfolio should offer investors the potential for a high level of income and a low level of capital growth, while exposing them to a low level of principal risk, and
•	the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk.

Funds of funds can be subject to payment in kind liquidity risk: If an underlying fund pays a redemption request by the fund wholly or partly by a distribution-in-kind of portfolio securities rather than in cash, the fund may hold such portfolio securities until its sub-advisor determines that it is appropriate to dispose of them.

Hedging

The success of a fund’s hedging strategy will be subject to the Sub-Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of a fund’s hedging strategy will also be subject to the Sub-Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Sub-Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent a fund from achieving the intended hedge or expose a fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

High Yield Securities

Debt securities rated at the time of purchase BB+ or lower by Standard & Poor's Ratings Services or Ba1 or lower by Moody's or, if not rated, determined to be of equivalent quality by Principal or the Sub-Advisor are sometimes referred to as high yield or "junk bonds" and are considered speculative; such securities could be in default at time of purchase. Each of the Principal LifeTime Funds and Strategic Asset Management Portfolios may invest in underlying funds that may invest in such securities.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the fund were investing in higher quality bonds.

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High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a fund, the fund may retain the security if Principal or Sub-Advisor thinks it is in the best interest of shareholders.

Index Funds

Index funds generally attempt to mirror the investment performance of the index by allocating the fund's assets in approximately the same weightings as the index. However, it is unlikely that the fund's performance will perfectly correlate with the index performance for a variety of reasons. The correlation between fund performance and index performance may be affected by the fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares. Because of the difficulty and expense of executing relatively small securities trades, index funds may not always be invested in the less heavily weighted securities and may at times be weighted differently than the index.

Industry Concentration

A fund that concentrates its investments (invests more than 25% of its net assets) in a particular industry (or group of industries) is more exposed to the overall condition of the particular industry than a fund that invests in a wider variety of industries. A particular industry could be affected by economic, business, supply-and-demand, political, or regulatory factors. Companies within the same industry could react similarly to such factors. As a result, a fund’s concentration in a particular industry would increase the possibility that the fund’s performance will be affected by such factors.

Initial Public Offerings ("IPOs")

An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a fund's asset base is small, a significant portion of the fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the fund. As the fund's assets grow, the effect of the fund's investments in IPOs on the fund's performance probably will decline, which could reduce the fund's performance. Because of the price volatility of IPO shares, a fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the fund's portfolio and lead to increased expenses to the fund, such as commissions and transaction costs. By selling IPO shares, the fund may realize taxable gains it will subsequently distribute to shareholders.

Leverage

If a fund makes investments in futures contracts, forward contracts, swaps and other derivative instruments, these instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the fund has the risk of magnified capital losses that occur when losses affect an asset base,

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enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the fund. The net asset value of a fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the fund to pay interest. Leveraging may cause a fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. To the extent that a fund is not able to close out a leveraged position because of market illiquidity, a fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations.

Liquidity Risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund's ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk

If a Sub-Advisor's investment strategies do not perform as expected, the fund could underperform other funds with similar investment objectives or lose money.

•	Active Management: The performance of a fund that is actively managed will reflect in part the ability of Principal and/or Sub-Advisor(s) to make investment decisions that are suited to achieving the fund's investment objective. Funds that are actively managed are prepared to invest in securities, sectors, or industries differently from the benchmark.
•	Passive Management: Index funds use a passive, or indexing, investment approach. Index funds do not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock or bond performance. Index funds attempt to replicate their relevant target index by investing primarily in the securities held by the index in approximately the same proportion of the weightings in the index. However, because of the difficulty of executing some relatively small securities trades, such funds may not always be invested in the less heavily weighted securities held by the index. An index fund's ability to match the performance of their relevant index may be affected by many factors, such as fund expenses, the timing of cash flows into and out of the fund, changes in securities markets, and changes in the composition of the index. Some index funds may invest in index futures and options on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Market Volatility and Issuer Risk

The value of a fund's portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund's investments are concentrated in certain sectors, its performance could be worse than the overall market. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. It is possible to lose money when investing in a fund.

Master Limited Partnerships

Master limited partnerships ("MLPs") tend to pay relatively higher distributions than other types of companies. The amount of cash that each individual MLP can distribute to its partners will depend on the amount of cash it generates from operations, which will vary from quarter to quarter depending on factors affecting the market generally and on factors affecting the particular business lines of the MLP. Available cash will also depend on the MLPs' level of operating costs (including incentive distributions to the general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs and other factors. The benefit derived from investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. If, as a result of a change in current law or a change in an MLP's business, an MLP were treated as a corporation for federal income tax purposes, the MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution would be reduced and the distributions received might be taxed entirely as dividend income.

Municipal Obligations and AMT-Subject Bonds

The term “municipal obligations” generally is understood to include debt obligations issued by municipalities to obtain funds for various public purposes. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit, with either

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limited or unlimited taxing power for the payment of principal and interest. Revenue bonds are not supported by the issuer's full taxing authority. Generally, they are payable only from the revenues of a particular facility, a class of facilities, or the proceeds of another specific revenue source.

"AMT-subject bonds" are municipal obligations issued to finance certain "private activities," such as bonds used to finance airports, housing projects, student loan programs, and water and sewer projects. Interest on AMT-subject bonds is an item of tax preference for purposes of the federal individual alternative minimum tax ("AMT") and will also give rise to corporate alternative minimum taxes. See "Tax Considerations" for a discussion of the tax consequences of investing in the fund.

Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect upon the ability of the fund to purchase sufficient amounts of tax-exempt securities.

Portfolio Turnover

"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds that engage in active trading may have high portfolio turnover rates. Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the fund) and may lower the fund's performance. Please consider all the factors when you compare the turnover rates of different funds. You should also be aware that the "total return" line in the Financial Highlights section reflects portfolio turnover costs.

No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests.

Preferred Securities

Preferred securities generally pay fixed rate dividends and/or interest (though some are adjustable rate) and typically have "preference" over common stock in payment priority and the liquidation of a company's assets - preference means that a company must pay on its preferred securities before paying on its common stock, and the claims of preferred securities holders are typically ahead of common stockholders' claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed income securities - the fixed-income payments are expected to be the primary source of long-term investment return. In certain circumstances, an issuer of preferred securities may redeem the securities prior to their stated maturity date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in federal income tax or securities laws. As with call provisions, a redemption by the issuer may reduce the return of the security held by the fund. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in a fund that invests in preferred securities are more similar to those associated with a bond fund than a stock fund.

Real Estate Investment Trusts

Real estate investment trust securities ("REITs") involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are characterized as: equity REITs, which primarily own property and generate revenue from rental income; mortgage REITs, which invest in real estate mortgages; and hybrid REITs, which combine the characteristics of both equity and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. As an investor in a REIT, the fund will be subject to the REIT’s expenses, including management fees, and will remain subject to the fund's advisory fees with respect to the assets so invested. REITs are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Internal Revenue Code, and failing to maintain their exemptions from registration under the 1940 Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.

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Real Estate Securities

Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market and the real estate industry in general. Generally, companies in the real estate industry are considered to be those that have principal activity involving the development, ownership, construction, management or sale of real estate; have significant real estate holdings, such as hospitality companies, healthcare facilities, supermarkets and mining, lumber and paper companies; and/or provide products or services related to the real estate industry, such as financial institutions that make and/or service mortgage loans and manufacturers or distributors of building supplies. Securities of companies in the real estate industry are sensitive to factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws.

Repurchase Agreements

Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected fund bears a risk of loss. To minimize such risks, the fund enters into repurchase agreements only with parties a Sub-Advisor deems creditworthy (those that are large, well-capitalized and well-established financial institutions). In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Royalty Trusts

A royalty trust generally acquires an interest in natural resource or chemical companies and distributes the income it receives to its investors. A sustained decline in demand for natural resource and related products could adversely affect royalty trust revenues and cash flows. Such a decline could result from a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand. Rising interest rates could harm the performance and limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields. Fund shareholders will indirectly bear their proportionate share of the royalty trusts' expenses.

Short Sales

A fund enters into a short sale by selling a security it has borrowed (typically from a broker or other institution). If the market price of a security increases after a fund borrows the security, the fund will suffer a (potentially unlimited) loss when it replaces the borrowed security at the higher price. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. In addition, a fund may not always be able to borrow the security at a particular time or at an acceptable price. Before a fund replaces a borrowed security, it is required to designate on its books cash or liquid assets as collateral to cover the fund’s short position, marking the collateral to market daily. This obligation limits a fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations. The fund may also take a short position in a derivative instrument, such as a future, forward or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. Short sales also involve transaction and other costs that will reduce potential fund gains and increase potential fund losses.

Small and Medium Capitalization Companies

Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As

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a result, these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.

Temporary Defensive Measures

From time to time, as part of its investment strategy, each fund may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. To the extent that a fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, the fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which a fund may take temporary defensive measures. In taking such measures, a fund may fail to achieve its investment objective.

The Money Market Fund may invest in high-quality money market securities at any time.

Underlying Funds

An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal is the advisor to the Principal LifeTime Funds, SAM Portfolios, PVC Diversified Balanced Account, PVC Diversified Growth Account, and each of the underlying funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios. Either PGI or Edge also serves as Sub-Advisor to some or all of the underlying funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of October 31, 2011, PFI SAM Portfolios, PFI Principal LifeTime Funds, PVC SAM Portfolios, PVC Principal LifeTime Accounts, PVC Diversified Balanced Account, and PVC Diversified Growth Account own the following percentages of the Funds listed below:

Fund	Total Percentage of Outstanding Shares Owned
Bond & Mortgage Securities Fund	64.25%
Core Plus Bond Fund I	39.47%
Diversified International Fund	59.04%
Equity Income Fund	45.58%
Government & High Quality Bond Fund	57.77%
Income Fund	63.71%
Inflation Protection Fund	54.26%
International Emerging Markets Fund	54.88%
International Fund I	44.38%
LargeCap Blend II	33.55%
LargeCap Growth Fund	60.40%
LargeCap Growth Fund I	55.25%
LargeCap Growth Fund II	30.20%
LargeCap S&P 500 Index Fund	46.43%
LargeCap Value Fund	77.80%
LargeCap Value Fund I	88.49%
LargeCap Value Fund III	35.90%
MidCap Blend Fund	15.53%
MidCap Growth Fund III	32.44%
MidCap S&P 400 Index Fund	10.04%
MidCap Value Fund I	23.89%
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Fund	Total Percentage of Outstanding Shares Owned
Overseas Fund	69.50%
Principal Capital Appreciation Fund	42.72%
Real Estate Securities Fund	36.57%
Short-Term Income Fund	37.38%
SmallCap Growth Fund I	55.05%
SmallCap S&P 600 Index Fund	9.94%
SmallCap Value Fund II	48.23%

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund's policies and procedures with respect to disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.

MANAGEMENT OF THE FUNDS

The Manager

Principal Management Corporation (“Principal”) serves as the manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

Principal provides investment advisory services with respect to 10-40% of the assets of the following Funds: International Fund I, LargeCap Blend Fund II, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap Value Fund I, LargeCap Value Fund III, MidCap Growth Fund III, MidCap Value Fund I, MidCap Value Fund III, Overseas Fund, SmallCap Growth Fund I, SmallCap Growth Fund II, and SmallCap Value Fund II. The remaining assets in each of these Funds will be managed by the sub-advisor(s) named in the prospectus.

Principal provides these investment advisory services through a portfolio manager who functions as a co-employee of Principal and Principal Global Investors, LLC ("PGI") under an investment service agreement. Through the agreement, the portfolio manager has access to PGI's equity management processes, systems, staff, proprietary quantitative model, portfolio construction disciplines, experienced portfolio management, and quantitative research staff. This portfolio manager also has access to PGI's trading staff and trade execution capabilities along with PGI's order management system, pre- and post-trade compliance system, portfolio accounting system and performance attribution and risk management system. Mariateresa Monaco has been the lead portfolio manager for the 10-40% of the assets to which Principal will provide investment advisory services since 2009.

Mariateresa Monaco. Ms. Monaco has worked as a portfolio manager for Principal since 2009. Previously, she worked as a portfolio manager for Principal Global Investors, LLC, where she worked as a portfolio manager since 2005. Prior to that, Ms. Monaco worked for Fidelity Management and Research. She earned a master’s degree in Electrical Engineering from Politecnico di Torino, Italy, a master’s degree in Electrical Engineering from Northeastern University, and an M.B.A. from the Sloan School of Management at the Massachusetts Institute of Technology.

Principal provides a substantial part of the investment advisory services to each of the Principal LifeTime Funds directly, while engaging PGI as a sub-advisor to assist in providing those investment advisory services. The portfolio managers Principal has appointed for each Principal LifeTime Fund are James Fennessey, Jeffrey Tyler, and Randy Welch. The portfolio managers PGI has appointed for each Principal LifeTime Fund are David Blake and Dirk Laschanzky. Messrs. Fennessey, Tyler, Welch, Blake, and Laschanzky work as a team, sharing day-to-day management of the Principal LifeTime Funds; however, Mr. Tyler has ultimate decision making authority.

James W. Fennessey. Mr. Fennessey joined the Principal Financial Group in 2000. He is the Head of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the investment managers under the due diligence program that monitors investment managers used by the Principal Funds. Mr. Fennessey earned a B.S. in Business Administration, with an emphasis in Finance, and a minor in Economics from Truman State University. He has earned the right to use the Chartered Financial Analyst designation.

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Jeffrey R. Tyler. Mr. Tyler joined Principal in 2011. Prior to that, Mr. Tyler was the Chief Investment Officer at EXOS Partners. From 1988-2009, Mr. Tyler was a Senior Vice President, Senior Portfolio Manager, and Manager of Taxable Fixed Income for American Century. He earned a B.A. in business economics and accounting from the University of California, Santa Barbara and a Master of Management in finance and economics from the J.L. Kellogg Graduate School of Management, Northwestern University. Mr. Tyler has earned the right to use the Chartered Financial Analyst designation.

Randy L. Welch. Mr. Welch joined the Principal Financial Group in 1989 and oversees the functions of the Investment Services group, which includes investment manager research, investment consulting, performance analysis, and investment communication. He is also responsible for the due diligence program that monitors investment managers used by the Principal Funds. Mr. Welch is an affiliate member of the Chartered Financial Analysts (CFA) Institute. Mr. Welch earned a B.A. in Business/ Finance from Grand View College and an M.B.A. from Drake University.

Cash Management Program

Each fund has cash available in its portfolios to meet redemption requests and to pay expenses. Additionally, funds receive cash flows when shareholders purchase shares. Principal will invest the cash, which comprises a very small portion of the funds' portfolios, in money market investments and in stock index futures contracts based on the Fund's market cap to gain exposure to the market. Stock index futures provide returns similar to those of common stocks. Principal believes that, over the long term, this strategy will enhance the investment performance of the Funds. Principal has implemented a cash management program for the following Funds: International Fund I, LargeCap Blend Fund II, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap Value Fund I, LargeCap Value Fund III, MidCap Growth Fund III, MidCap Value Fund I, MidCap Value Fund III, Overseas Fund, SmallCap Growth Fund I, SmallCap Growth Fund II, and SmallCap Value Fund II.

The Sub-Advisors

Principal has signed contracts with various Sub-Advisors. Under the sub-advisory agreements, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services to the portion of the assets of a specific Fund allocated to it by Principal. For these services, Principal pays the Sub-Advisor a fee.

Principal or the Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

Some of the Sub-Advisors may enter into co-employee agreements, investment service agreements, dual employee agreements, or other similar agreements with advisers with which they are affiliated. Through the agreements, the Sub-Advisor’s portfolio manager usually is accorded access to the portfolio management processes, systems, staff, proprietary quantitative model, portfolio construction disciplines, experienced portfolio management, and quantitative research staff of the affiliated investment advisory firm. Likewise, through the agreements, the portfolio manager usually has access to the trading staff and trade execution capabilities along with the order management system, pre- and post-trade compliance system, portfolio accounting system and portfolio accounting system and performance attribution and risk management system of the affiliated investment advisory firm.

Several of the Funds have multiple Sub-Advisors. For those Funds, a team at Principal, consisting of Jessica Bush, James Fennessey and Randy Welch, determines the portion of the Fund's assets each Sub-Advisor will manage and may, from time-to-time, reallocate Fund assets between the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors occur as a Sub-Advisor liquidates assets in the normal course of portfolio management or with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Jessica S. Bush. Ms. Bush, Senior Research Analyst, joined the Principal Financial Group in 2006. Prior to joining the Principal Financial Group she spent over three years at Putnam Investments. She is a member of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the sub-advisors under the due diligence program that monitors investment managers used by the Principal Funds. Ms. Bush earned a B.A. in Business Administration from the University of Michigan. She has earned the right to use the Chartered Financial Analyst designation.

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The Fund summaries identified the portfolio managers and the funds they manage. Additional information about the portfolio managers follows. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.

Sub-Advisor:	AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, NY 10105, was founded in 1971 as an independent investment advisor registered with the SEC.

AllianceBernstein is the sub-advisor for a portion of the assets of the SmallCap Growth Fund I. The portfolio managers listed below for the SmallCap Growth Fund I operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Bruce K. Aronow has been with AllianceBernstein since 1999. He earned a B.A. in Philosophy and Economics from Colgate University. Mr. Aronow has earned the right to use the Chartered Financial Analyst designation.

N. Kumar Kirpalani has been with AllianceBernstein since 1999. He earned a BTech from the Indian Institute of Technology and an M.B.A. from the University of Chicago. Mr. Kirpalani has earned the right to use the Chartered Financial Analyst designation.

Samantha S. Lau has been with AllianceBernstein since 1999. She earned a B.S. in Finance and Accounting from the Wharton School of the University of Pennsylvania. She has earned the right to use the Chartered Financial Analyst designation.

Wen-Tse Tseng has been with AllianceBernstein since 2006. Prior to joining the firm, he spent four years as the healthcare portfolio manager for the small-cap growth team at William D. Witter (the same team had previously managed assets for Weiss, Peck & Greer). He earned a B.S. from National Taiwan University, an M.S. in Molecular Genetics and Microbiology from Robert Wood Johnson Medical School-University of Medicine and Dentistry of New Jersey, and an M.B.A. from Graziadio School of Business and Management at Pepperdine University.

Sub-Advisor:	American Century Investment Management, Inc. (“American Century”), American Century Tower, 4500 Main Street, Kansas City, MO 64111, was founded in 1958 and is a wholly owned subsidiary of American Century Companies, Inc.

American Century is the sub-advisor for a portion of the assets of the LargeCap Growth Fund II.

American Century uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund’s investment objective and strategy. The portfolio managers on the investment team are jointly and primarily responsible for the day-to-day management of the Fund.

Prescott LeGard has been with American Century since 1999. He earned B.A. in Economics from DePauw University. Mr. LeGard has earned the right to use the Chartered Financial Analyst designation.

Gregory J. Woodhams has been with American Century since 1997. He earned a bachelor’s degree in Economics from Rice University and a master’s degree in Economics from the University of Wisconsin at Madison. Mr. Woodhams has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”), 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201, is an investment advisory firm that was founded in 1979 and is a subsidiary of Old Mutual Asset Management (US) LLC, which is a subsidiary of Old Mutual plc, based in London, England.

BHMS is the sub-advisor for a portion of the assets of the MidCap Value Fund III, a portion of the assets of the LargeCap Value Fund III, and a portion of the assets of the Overseas Fund.

BHMS manages the Overseas Fund with a team consisting of a portfolio manager, an assistant portfolio manager, and analysts who are responsible for the coverage of specific sectors. David A. Hodges, Jr. is the lead portfolio manager and Randolph S. Wrighton, Jr. is the assistant portfolio manager.

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The day-to-day portfolio management for MidCap Value Fund III is shared by two portfolio managers. The Portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

The day-to-day portfolio management for the LargeCap Value Fund III is shared by multiple portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

James P. Barrow, founding partner of BHMS, has been with BHMS since 1979. He earned a B.S. from the University of South Carolina.

Robert J. Chambers joined BHMS in 1994. Mr. Chambers earned a B.S. from Drexel University. He has earned the right to use the Chartered Financial Analyst designation.

Timothy J. Culler joined BHMS in 1999. Mr. Culler earned a B.A. and MA from Miami University. He has earned the right to use the Chartered Financial Analyst designation.

Mark Giambrone has been with BHMS since 1998. He is a CPA and earned a B.S. from Indiana University and an M.B.A. from the University of Chicago.

David A. Hodges, Jr. joined BHMS in 2001. Mr. Hodges earned a B.A. from Southern Methodist University, an M.B.A. from the University of Florida, and a J.D. from the University of Arkansas School of Law. He has earned the right to use the Chartered Financial Analyst designation.

Ray Nixon Jr. joined BHMS in 1994. Mr. Nixon earned a B.A. and MBA from the University of Texas.

Randolph S. Wrighton, Jr. joined BHMS in 2005 as an equity analyst. He earned a B.A. from Vanderbilt University and an M.B.A. from the University of Texas. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	BlackRock Financial Management, Inc. (“BlackRock”), 55 East 52nd Street, New York, New York 10055, is a registered investment adviser organized in 1994. BlackRock and its affiliates manage investment company and other portfolio assets.

BlackRock is the sub-advisor for the Inflation Protection Fund.

The Inflation Protection Fund is managed by a team of financial professionals at BlackRock. Martin Hegarty and Brian Weinstein are jointly and primarily responsible for the day-to-day management of the Fund.

Martin Hegarty has been with BlackRock since 2010. Prior to joining the firm, he served as a Director at Bank of America Merrill lynch. He earned a B.S. in economics from Rhodes University, South Africa.

Brian Weinstein has been with BlackRock since 2000. He earned a B.A. in History from the University of Pennsylvania.

Sub-Advisor:	Brown Advisory, LLC (“Brown”), 901 South Bond Street, Suite 400, Baltimore, Maryland 21231, is a registered investment adviser and wholly-owned subsidiary of Brown Advisory Management, LLC.

Brown is the sub-advisor for a portion of the assets of the LargeCap Growth Fund I and a portion of the assets of the SmallCap Growth Fund I.

For the SmallCap Growth Fund I, day-to-day portfolio management is shared by two portfolio managers. They operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

Christopher A. Berrier has been with Brown since 2005 and has been partner and co-portfolio manager of the Firm's Small-Cap Growth Strategy since he joined the Firm. Mr. Berrier earned an A.B. from Princeton University.

Timothy W. Hathaway has been with Brown since 1995 and has been partner and co-portfolio manager of the Firm's Small-Cap Growth Strategy since 2005. Mr. Hathaway earned a B.A. from Randolph-Macon College and an M.B.A. from Loyola College in 2001. He has earned the right to use the Chartered Financial Analyst Designation.

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Kenneth M. Stuzin has been with Brown since 1996. He earned a B.A. and an M.B.A. from Columbia University. Mr. Stuzin has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	Causeway Capital Management LLC (“Causeway”), 11111 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025, is a registered investment adviser founded in 2001.

Causeway is the sub-advisor for a portion of the assets of the Overseas Fund.

The day-to-day portfolio management is shared by a team of portfolio managers. The portfolio managers operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

James A. Doyle has been with Causeway since 2001. He earned a B.A. in Economics from Northwestern University and an M.B.A. in Finance from the Wharton School, University of Pennsylvania.

Kevin Durkin has been with Causeway since 2001. He earned a B.S. from Boston College and an M.B.A. from the University of Chicago.

Jonathan P. Eng has been with Causeway since 2001. He earned a B.A. in History and Economics from Brandeis University and an M.B.A. from the Anderson Graduate School of Management at UCLA.

Harry W. Hartford co-founded the firm in 2001. He earned a B.A. in Economics from the University of Dublin, Trinity College and an M.Sc. in Economics from Oklahoma State University.

Sarah H. Ketterer co-founded the firm in 2001. She earned a B.A. in Economics and Political Science from Stanford University and an M.B.A. from the Amos Tuck School, Dartmouth College.

Sub-Advisor:	ClearBridge Advisors, LLC (“ClearBridge”), 620 8th Avenue, New York, NY 10018, formed in 2005, is a wholly-owned subsidiary of Legg Mason, Inc.

ClearBridge is the sub-advisor for a portion of the assets of the LargeCap Blend Fund II.

Michael Kagan is lead portfolio manager for the mandate, along with Scott Glasser. As portfolio managers, they are aware of any and all activity in the portfolio, and share full authority for all purchase and sell decisions.

Scott Glasser joined ClearBridge in 2005 in connection with the Legg Mason/Citigroup transaction. Previously, Mr. Glasser was a Managing Director of Citigroup Global Markets, Inc. and served as a Portfolio Manager at Smith Barney Asset Management. He earned a B.A. from Middlebury College and an M.B.A. from Pennsylvania State University.

Michael Kagan joined ClearBridge in 2005 in connection with the Legg Mason/Citigroup transaction. Previously, Mr. Kagan was a Managing Director of Citigroup Global Markets, Inc. and served as a Portfolio Manager at Salomon Brothers Asset Management. He earned a B.A. from Harvard College.

Sub-Advisor:	Columbus Circle Investors (“CCI”), Metro Center, One Station Place, Stamford, CT 06902, founded in 1975, is an affiliate of PGI and a member of the Principal Financial Group.

CCI is the sub-advisor for the LargeCap Growth Fund, the MidCap Growth Fund and a portion of the assets of the SmallCap Growth Fund I.

For the LargeCap Growth Fund, Anthony Rizza is the lead portfolio manager, and Thomas J. Bisighini, as co-portfolio manager, has responsibility for research and supports Mr. Rizza on the day-to-day management of the Fund.

For the MidCap Growth Fund, Clifford G. Fox is the lead portfolio manager and Michael Iacono and Katerina Wasserman are the co-portfolio managers. Mr. Fox has the final decision making authority, but Mr. Iacono and Ms. Wasserman have the authority to execute trades in Mr. Fox’s absence.

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For the SmallCap Growth Fund I, Clifford G. Fox is the lead portfolio manager and Katerina Wasserman is the co-portfolio manager. Mr. Fox has the final decision making authority, but Ms. Wasserman has the authority to execute trades in Mr. Fox’s absence.

Thomas J. Bisighini has been with CCI since 2004. He earned a B.S. from Bentley College and an M.B.A. in Finance from Fordham University. Mr. Bisighini has earned the right to use the Chartered Financial Analyst designation.

Clifford G. Fox has been with CCI since 1992. He earned an M.B.A. from the Stern School of Business, New York University and a B.S. from the Wharton School, University of Pennsylvania. Mr. Fox has earned the right to use the Chartered Financial Analyst designation.

Michael Iacono has been with CCI since 1997. He earned a B.S. from Boston College. Mr. Iacono is a CPA and has earned the right to use the Chartered Financial Analyst designation.

Anthony Rizza has been with CCI since 1991. He earned a B.S. in Business from the University of Connecticut. Mr. Rizza has earned the right to use the Chartered Financial Analyst designation.

Katerina Wasserman has been with CCI since 2000. She earned a B.S. in Biochemistry from the State University of New York at Stony Brook and a master’s of Public Administration from the Robert F. Wagner Graduate School at New York University.

Sub-Advisor:	Dimensional Fund Advisors LP (“Dimensional”), 6300 Bee Cave Road, Building One, Austin, TX 78746, is a registered investment advisor organized in 1981.

Dimensional is the sub-advisor for a portion of the assets of the SmallCap Value Fund II.

In accordance with the team approach used to manage the portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by Dimensional's Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the portfolios including running buy and sell programs based on the parameters established by the Investment Committee. The portfolio manager named in the Fund summary coordinates the efforts of all other portfolio managers with respect to Dimensional's day to day management of the portion of the SmallCap Value Fund II allocated to it.

Stephen A. Clark has been with Dimensional since 2001. He earned a B.S. from Bradley University and an M.B.A. from the University of Chicago.

Sub-Advisor:	Edge Asset Management, Inc. (“Edge”), 601 Union Street, Suite 2200, Seattle, WA 98101-1377, is an affiliate of Principal and a member of the Principal Financial Group. Edge has been in the business of investment management since 1944.

Edge is the sub-advisor for the Equity Income Fund, the Government & High Quality Bond Fund, the Income Fund, the Principal Capital Appreciation Fund, the Short-Term Income Fund, the SAM Balanced Portfolio, the SAM Conservative Balanced Portfolio, the SAM Conservative Growth Portfolio, the SAM Flexible Income Portfolio, and the SAM Strategic Growth Portfolio.

When more than one portfolio manager is identified as being responsible for the day-to-day portfolio management, the portfolio managers operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

Charles D. Averill previously was a senior quantitative analyst and has worked at Edge since 1990. He earned a bachelor’s degree in Economics from Reed College and an M.A. in Economics from Princeton University. Mr. Averill has earned the right to use the Chartered Financial Analyst designation.

Daniel R. Coleman joined Edge in 2001 and has held various investment management roles on the equity team, including Portfolio Manager and some senior management roles. He earned a bachelor's degree in Finance from the University of Washington and an M.B.A. from New York University.

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Jill R. Cuniff became President of Edge in 2009 and became a portfolio manager in 2010. Prior to becoming the President of Edge, Ms. Cuniff was the President of Morley Financial. She earned a bachelor’s degree in Business Finance from Montana State University.

Philip M. Foreman has been with Edge since 2002. He earned a bachelor’s degree in Economics from the University of Washington and an M.B.A. from the University of Puget Sound. Mr. Foreman has earned the right to use the Chartered Financial Analyst designation.

John R. Friedl has been with Edge since 1998. He earned a B.A. in Communications and History from the University of Washington and a master's degree in Finance from Seattle University. Mr. Friedl has earned the right to use the Chartered Financial Analyst designation.

Todd A. Jablonski, has been with Edge since 2010. Previously, he was an Executive Director and Portfolio manager at UBS. Prior to that, he was the lead portfolio manager of US large cap strategies at Credit Suisse Asset Management. He earned a bachelor’s degree in Economics from the University of Virginia and an M.B.A. with an emphasis in Quantitative Finance from New York University's Stern School of Business. Mr. Jablonski has earned the right to use the Chartered Financial Analyst designation.

Ryan P. McCann has been a portfolio manager for Edge since 2010. Previously, he was a portfolio manager and trader of structured mortgage products for Columbia Asset Management. He earned a B.A. in Business Administration from Washington State University. Mr. McCann has earned the right to use the Chartered Financial Analyst designation.

Scott J. Peterson has been with Edge since 2002. He earned a bachelor’s degree in Mathematics from Brigham Young University and an M.B.A. from New York University’s Stern School of Business. Mr. Peterson has earned the right to use the Chartered Financial Analyst designation.

David W. Simpson has been with Edge since 2003. He earned a bachelor's degree from the University of Illinois and an M.B.A. in Finance from the University of Wisconsin. Mr. Simpson has earned the right to use the Chartered Financial Analyst designation.

Greg L. Tornga joined Edge in 2011. Previously, Mr. Tornga worked at Payden & Rygel Investment Management in Los Angeles. He earned a bachelor’s degree from the University of Michigan and an MBA from the Argyros School of Business at Chapman University. Mr. Tornga has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	Emerald Advisers, Inc. (“Emerald”), 3175 Oregon Pike, Leola, PA 17540, is a wholly owned subsidiary of Emerald Asset Management incorporated in 1991.

Emerald is the sub-advisor for a portion of the assets of the SmallCap Growth Fund II.

The portfolio managers work as a team. Each person has the authority to make buy and sell decisions for the portfolio. Each also has sector-specific research responsibilities as well.

Joseph W. Garner has been with Emerald since 1994. He earned a B.A. in Economics from Millersville University and an M.B.A. from the Katz Graduate School of Business, University of Pittsburgh.

Kenneth G. Mertz II has been with Emerald since 1992. He earned a B.A. in Economics from Millersville University. Mr. Mertz has earned the right to use the Chartered Financial Analyst designation.

Stacey L. Sears has been with Emerald since 1991. She earned a B.S. in Business Administration from Millersville University and an M.B.A. from Villanova University.

Sub-Advisor:	Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, NY 10282, has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co.

GSAM is the sub-advisor for a portion of the assets of the MidCap Value Fund I.

The day-to-day portfolio management is shared by multiple portfolio managers. In each such case, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

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Dolores Bamford has been with GSAM since 2002. She earned a B.A. from Wellesley College and an M.S. from MIT Sloan School of Management. Ms. Bamford has earned the right to use the Chartered Financial Analyst designation.

Andrew Braun has been with GSAM since 1993. He earned a B.A. in Economics from Harvard University and an M.B.A. in Finance and Economics from the Stern School of Business at New York University.

Sean Gallagher has been with GSAM since 2000. He earned a B.S. in Finance from Drexel University and an M.B.A. in Finance and Accounting from Stern School of Business at New York University.

Sub-Advisor:	Herndon Capital Management, LLC (“Herndon”), 100 Auburn Ave, Suite 300, Atlanta, GA 30303, has been registered with the SEC as an investment adviser since 2001 and managing assets since 2002. Herndon is an institutional investment management firm specializing in large and mid capitalization equity strategies.

Herndon is the sub-advisor for a portion of the assets of the LargeCap Value Fund I.

Randell A. Cain, Jr. has been with Herndon since 2002. Mr. Cain earned a Bachelor of Industrial Engineering degree from the Georgia Institute of Technology, an Interdisciplinary B.S. from Morehouse College, and an MBA from Harvard Business School. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	Jacobs Levy Equity Management, Inc. (“Jacobs Levy”), 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650, founded in 1986, is an independent equity manager, focused exclusively on the management of U.S. equity portfolios for institutional clients.

Jacobs Levy is the sub-advisor for a portion of the assets of the MidCap Growth Fund III.

The two Principals, Bruce Jacobs and Ken Levy, are jointly responsible for the design and implementation of the Jacobs Levy investment process and the management of all client portfolios. There is no limitation on the authority of one portfolio manager in relation to another.

Bruce I. Jacobs co-founded Jacobs Levy in 1986. He earned a B.A. from Columbia College, an M.S. in Operations Research and Computer Science from Columbia University, an MSIA from Carnegie Mellon University’s Graduate School of Industrial Administration, and an M.A. in Applied Economics and a Ph.D. in Finance from the University of Pennsylvania’s Wharton School.

Kenneth N. Levy co-founded Jacobs Levy in 1986. He earned a B.A. in Economics from Cornell University and an M.B.A. and an M.A. in Business Economics from the University of Pennsylvania’s Wharton School. Mr. Levy has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	Los Angeles Capital Management and Equity Research, Inc. (“L.A. Capital”), 11150 Santa Monica Boulevard, Suite 200, Los Angeles, CA 90025, is an independent, employee-owned firm.

L.A. Capital is the sub-advisor for a portion of the assets of the MidCap Value Fund I and a portion of the assets of the SmallCap Value Fund II.

The day-to-day portfolio management is shared by multiple portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Daniel E. Allen joined L.A. Capital in 2009. Previously, he was with Wilshire Associates Incorporated and Wilshire Consulting Division. He earned a B.B.A. from Pacific Lutheran University and an M.B.A. from University of Chicago Booth School of Business. Mr. Allen has earned the right to use the Chartered Financial Analyst Designation.

Hal W. Reynolds co-founded L.A. Capital in 2002. He earned a B.A. from the University of Virginia and an M.B.A. from the University of Pittsburgh. Mr. Reynolds has earned the right to use the Chartered Financial Analyst designation.

Thomas D. Stevens co-founded L.A. Capital in 2002. He earned a B.B.A. and M.B.A. from the University of Wisconsin. Mr. Stevens has earned the right to use the Chartered Financial Analyst designation.

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Sub-Advisor:	Montag & Caldwell, LLC (“M&C”), 3455 Peachtree Rd., NE, Suite 1200, Atlanta, Georgia 30326, is an employee owned registered investment adviser which on September 24, 2010 succeeded the business of Montag & Caldwell, Inc., a registered investment adviser founded in 1945.

M&C is the sub-advisor for a portion of the assets of the LargeCap Growth Fund II.

Mr. Canakaris leads the M&C Investment Policy Group, which as a team has overall responsibility for the security selection process of the Firm’s Large Cap Growth strategy. Mr. Maxwell is the primary portfolio manager. In addition to handling the day-to-day management of the portfolio, he also participates in the security selection process for the Firm’s Large Cap Growth strategy. Mr. Markwalter is the back-up portfolio manager for the Fund. He assists with the day-to-day management of the portfolio, and also participates in the security selection process for the Firm’s Large Cap Growth strategy.

Ronald Canakaris has been with M&C since 1972. He earned a B.S. and B.A. from the University of Florida. He has earned the right to use the Chartered Financial Analyst designation.

Charles E. Markwalter has been with M&C since 1998. He earned a B.A. from Dartmouth College. Mr. Markwalter has earned the right to use the Chartered Financial Analyst designation.

Grover C. Maxwell III has been with M&C since 1988. He earned a B.A. from The University of the South and an M.B.A. from Emory University. Mr. Maxwell has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	Pacific Investment Management Company LLC (“PIMCO”), 840 Newport Center Drive, Newport Beach, CA 92660, was organized in 1971, is a limited liability company that is a majority owned subsidiary of Allianz Global Investors of America L.P., whose ultimate parent is Allianz SE.

PIMCO is the sub-advisor for the Core Plus Bond Fund I.

William H. Gross is a founding partner of PIMCO. He earned a B.A. from Duke University and an M.B.A. from Anderson School of Management at UCLA. Mr. Gross has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	Principal Global Investors, LLC (“PGI”), 801 Grand Avenue, Des Moines, IA 50392, is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI’s headquarters address is 801 Grand Avenue, Des Moines, IA 50392. Its other primary asset management office is in New York, with asset management offices of affiliate advisors in several non-U.S. locations including London, Sydney and Singapore.

PGI is the sub-advisor for the Bond & Mortgage Securities Fund, the Diversified International Fund, the International Emerging Markets Fund, the LargeCap S&P 500 Index Fund, the LargeCap Value Fund, the MidCap Blend Fund, the MidCap S&P 400 Index Fund, the Money Market Fund, the Principal LifeTime 2010 Fund, the Principal LifeTime 2015 Fund, the Principal LifeTime 2020 Fund, the Principal LifeTime 2025 Fund, the Principal LifeTime 2030 Fund, the Principal LifeTime 2035 Fund, the Principal LifeTime 2040 Fund, the Principal LifeTime 2045 Fund, the Principal LifeTime 2050 Fund, the Principal LifeTime 2055 Fund, the Principal LifeTime Strategic Income Fund, the SmallCap Blend Fund, the SmallCap S&P 600 Index Fund, and a portion of the assets of the MidCap Value Fund III.

As reflected in the fund summaries, the day-to-day portfolio management, for some funds, is shared by multiple portfolio managers. In each such case, except where noted in the Management of the Funds section describing the management of the Principal LifeTime Funds, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Michael Ade has been with PGI since 2001. As a co-employee of PGI and Principal Global Investors (Singapore) Limited, Mr. Ade manages Principal Fund assets as an employee of PGI. He earned a bachelor's degree in Finance from the University of Wisconsin. Mr. Ade has earned the right to use the Chartered Financial Analyst designation.

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William C. Armstrong has been with PGI since 1992. He earned a bachelor’s degree from Kearney State College and a master’s degree from the University of Iowa. Mr. Armstrong has earned the right to use the Chartered Financial Analyst designation.

David M. Blake has been with PGI since 2000. He earned a bachelor’s degree and an M.B.A. from Saint Louis University. Mr. Blake has earned the right to use the Chartered Financial Analyst designation.

Paul H. Blankenhagen has been with PGI since 1992. He earned a bachelor’s degree in Finance from Iowa State University and a master’s degree from Drake University. Mr. Blankenhagen has earned the right to use the Chartered Financial Analyst designation.

Juliet Cohn has been with PGI since 2003. As a co-employee of PGI and Principal Global Investors (Europe) Limited (“PGI Europe”), Ms. Cohn manages Principal Fund assets as an employee of PGI. She earned a bachelor's degree in Mathematics from Trinity College, Cambridge, England.

Mihail Dobrinov has been with PGI since 1995. He earned an M.B.A. in Finance from the University of Iowa and a law degree from Sofia University, Bulgaria. Mr. Dobrinov has earned the right to use the Chartered Financial Analyst designation. (Mr. Dobrinov does not provide legal services on behalf of any of the member companies of the Principal Financial Group.)

Joel Fortney has been with PGI since 2001. He earned a bachelor's degree in Finance from the University of Iowa. Mr. Fortney has earned the right to use the Chartered Financial Analyst designation.

Arild Holm has been with PGI since 2002. He earned a bachelor’s degree in Management Sciences from the University of Manchester Institute of Science and Technology (England) and an M.B.A. in Finance from the University of Colorado. Mr. Holm has earned the right to use the Chartered Financial Analyst designation.

Thomas L. Kruchten has been with PGI since 2005. He earned a B.A. in finance from the University of Northern Iowa. Mr. Kruchten has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Society of Iowa.

Dirk Laschanzky has been with PGI since 1997. He earned a B.A. and an M.B.A., both in Finance, from the University of Iowa. Mr. Laschanzky has earned the right to use the Chartered Financial Analyst designation.

K. William Nolin has been with PGI since 1993. He earned a bachelor’s degree in Finance from the University of Iowa and an M.B.A. from the Yale School of Management. Mr. Nolin has earned the right to use the Chartered Financial Analyst designation.

Phil Nordhus has been with PGI since 1990. He earned a bachelor’s degree in Economics from Kansas State University and an M.B.A. from Drake University. Mr. Nordhus has earned the right to use the Chartered Financial Analyst designation.

Brian Pattinson has been with Principal Global Investors since 1994. He earned a bachelor's degree and an M.B.A. in Finance from the University of Iowa. Mr. Pattinson has earned the right to use the Chartered Financial Analyst designation.

Tracy Reeg has been with PGI since 1993. She earned a bachelor’s degree in Finance from the University of Northern Iowa.

Michael L. Reynal has been with PGI since 2001. He earned a B.A. in History from Middlebury College, an M.B.A. from the Amos Tuck School at Dartmouth College and an M.A. in History from Christ’s College at the University of Cambridge.

Alice Robertson has been with the Principal Financial Group since 1990. She earned a bachelor’s degree in Economics from Northwestern University and a master’s degree in Finance and Marketing from DePaul University.

Jeffrey A. Schwarte has been with PGI since 1993. He earned a bachelor’s degree in Accounting from the University of Northern Iowa. Mr. Schwarte is a CPA and has earned the right to use the Chartered Financial Analyst designation.

Timothy R. Warrick has been with PGI since 1990. He earned a bachelor’s degree in Accounting and Economics from Simpson College and an M.B.A. in Finance from Drake University. Mr. Warrick has earned the right to use the Chartered Financial Analyst designation.

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Sub-Advisor:	Principal Real Estate Investors, LLC (“Principal - REI”), 801 Grand Avenue, Des Moines, IA 50392, an indirect wholly owned subsidiary of Principal Life, an affiliate of Principal, and a member of the Principal Financial Group, was founded in 2000.

Principal-REI is the sub-advisor for the Real Estate Securities Fund.

The day-to-day portfolio management, for some funds, is shared by multiple portfolio managers. In each such case, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Matt Richmond has been with Principal – REI since 2000. He earned a bachelor’s degree in Finance from University of Nebraska and an M.B.A. from the University of Iowa.

Kelly Rush has been with the real estate investment area for the firm since 1987. He earned a bachelor’s degree in Finance and an M.B.A. in Business Administration from the University of Iowa. Mr. Rush has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	Pyramis Global Advisors, LLC (“Pyramis”), 900 Salem Street, Smithfield, RI 02917, was established by Fidelity Investments in 2005 as a separate business unit to focus on institutional clients.

Pyramis is the sub-advisor for a portion of the assets of the International Fund I.

Cesar E. Hernandez has been with Fidelity Investments since 1989 and Pyramis since its inception in 2005. He earned a B.S. from the Universidad Simon Bolivar and an M.B.A. from Babson College. Mr. Hernandez has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	Schroder Investment Management North America Inc. (“Schroder Inc.”), 875 Third Avenue, New York, NY 10022, a registered investment advisor.

Schroder Inc. has delegated management of the International Fund I’s assets to Schroder Investment Management North America Limited (“Schroder Limited”) through a sub-sub-advisory agreement. See “The Sub-Sub-Advisor” for more information.

Sub-Advisor:	T. Rowe Price Associates, Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, MD 21202, a wholly owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 70 years of investment management experience.

T. Rowe Price is the sub-advisor for a portion of the assets of the LargeCap Blend Fund II and a portion of the assets of the LargeCap Growth Fund I.

Ms. Dopkin serves as a portfolio coordinator for the LargeCap Blend Fund II. In addition to making certain stock selection decisions, she is responsible for ensuring adherence to portfolio constraints and risk controls, along with managing inter-analyst activity. As the lead portfolio coordinator, Ms. Dopkin has ultimate accountability for the LargeCap Blend Fund II.

Anna M. Dopkin has been with T. Rowe Price since 1996. She earned a B.S. from the Wharton School of the University of Pennsylvania. Ms. Dopkin has earned the right to use the Chartered Financial Analyst designation.

Ann M. Holcomb has been with T. Rowe Price since 1996. She earned a B.A. in Mathematics from Goucher College and an M.S. in Finance from Loyola College. Ms. Holcomb has earned the right to use the Chartered Financial Analyst designation.

Robert W. Sharps has been with T. Rowe Price since 1997. He earned a B.S. in Accounting from Towson University and an M.B.A. in Finance from the Wharton School, University of Pennsylvania. He has earned the right to use the Chartered Financial Analyst designation and the Certified Public Accountant accreditation.

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Sub-Advisor:	Thompson, Siegel & Walmsley LLC ("TS&W"), 6806 Paragon Place, Suite 300, Richmond, VA 23230, is a limited liability company and a SEC registered investment advisor founded in 1969. TS&W is a majority owned subsidiary of Old Mutual (US) Holdings Inc., a subsidiary of Old Mutual plc.

TS&W is the sub-advisor for a portion of the assets of the LargeCap Value Fund I.

The portfolio managers operate as a team sharing authority and responsibility for the day-to-day management of the portfolio. There is no lead portfolio manager.

Paul A. Ferwerda has been with TS&W since 1987. Mr. Ferwerda is a graduate of Auburn University and earned an MBA from The Fuqua School of Business at Duke University. He has earned the right to use the Chartered Financial Analyst designation.

Elizabeth Cabell Jennings has been with TS&W since 1986. She earned a B.A. in Economics from The College of William and Mary. Ms. Jennings has earned the right to use the Chartered Financial Analyst designation.

Charles (Chip) J. Wittmann has been with TS&W since 2004. He earned a B.A. in Business from Davidson College and an M.B.A. from Duke University. Mr. Wittmann has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	Turner Investments, L.P. (“Turner”), 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312, formed in 1990, is an employee-owned investment management firm.

Turner is the sub-advisor for a portion of the assets of the MidCap Growth Fund III.

Turner takes a team approach to investment management. The portfolio manager, and decision maker for all transactions is Christopher McHugh. Mr. McHugh is supported by the Growth Equity Team, which is comprised of 24 additional sector analysts who make buy and sell recommendations in their areas of expertise.

Christopher K. McHugh is a co-founder of Turner. He earned a B.S. in Accounting from Philadelphia University and an M.B.A. in Finance from St. Joseph’s University.

Sub-Advisor:	Vaughan Nelson Investment Management, LP (“Vaughan Nelson”), 600 Travis Street, Suite 6300, Houston, Texas 77002, was founded in 1970 and is a wholly-owned affiliated under Natixis Global Asset Management.

Vaughan Nelson is the sub-advisor for a portion of the assets of the SmallCap Value Fund II.

The portfolio managers operate as a team making portfolio composition and buy/sell decisions. However, Chris Wallis, as team leader, has final decision-making authority.

Chris D. Wallis has been with Vaughan Nelson since 1999. He earned a B.B.A. in Accounting from Baylor University and an M.B.A. from Harvard Business School. Mr. Wallis has earned the right to use the Chartered Financial Analyst designation.

Scott J. Weber has been with Vaughan Nelson since 2003. He earned a B.S. in Natural Resources from The University of the South and an M.B.A. from Tulane University. Mr. Weber has earned the right to use the Chartered Financial Analyst designation.

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Sub-Advisor:	Westwood Management Corp. (“Westwood”), 200 Crescent Court, Suite 1200, Dallas, Texas 75201, a New York corporation formed in 1983, is a wholly owned subsidiary of Westwood Holdings Group, Inc.

Westwood is the sub-advisor for a portion of the assets of the LargeCap Value Fund III.

The day-to-day portfolio management is shared by a portfolio management team that has responsibility for security research and portfolio management.

Lisa Dong has been with Westwood since 2000 and part of the large cap team since 2008. She earned a BA in English Language and Literature from East China Normal University and an MBA from Texas Christian University with a concentration in Finance. Ms. Dong has earned the right to use the Chartered Financial Analyst designation.

Mark R. Freeman has been with Westwood since 1999. He earned a B.A. in Economics from Millsaps College and an M.S. in Economics from Louisiana State University. Mr. Freeman has earned the right to use the Chartered Financial Analyst designation.

Scott D. Lawson has been with Westwood since 2003. He earned a B.S. in Economics from Texas Christian University and an M.B.A. from St. Louis University. Mr. Lawson has earned the right to use the Chartered Financial Analyst designation.

Jay K. Singhania has been with Westwood since 2001. He earned a B.B.A. in Finance from the University of Texas at Austin and participated in its M.B.A. Undergraduate Financial Analyst Program, specializing in the Energy sector. Mr. Singhania has earned the right to use the Chartered Financial Analyst designation.

The Sub-Sub-Advisor

Schroder Inc., Schroder Investment Management North America Limited (“Schroder Limited”) and Principal have entered into a sub-sub-advisory agreement for the International Fund I. Under this agreement, Schroder Limited has agreed to carry out the obligations of Schroder Inc. to manage the Fund’s assets. Day-to-day management decisions concerning the portion of the International Fund I’s portfolio allocated to Schroder Inc. are made by Schroder Limited. Schroder Inc. pays a fee to Schroder Limited.

Sub-Sub-Advisor:	Schroder Investment Management North America Limited (“Schroder Limited”), 31 Gresham Street, London, United Kingdom EC2V 7QA, a US registered investment advisor.

Schroder Limited is the sub-sub-advisor for a portion of the assets of the International Fund I.

The day-to-day portfolio management is shared by multiple portfolio managers. Ms. Virginie Maisonneuve is the lead portfolio manager.

Virginie Maisonneuve has been with Schroders since 2004. She earned a B.A. in Political Economy from People's University (renda), Beijing, an M.A. in Mandarin Chinese from Dauphine University, and an M.B.A., Ecole Superieure Libre des Sciences Commerciales Appliquees (ESLSCA). Ms. Maisonneuve has earned the right to use the Chartered Financial Analyst designation.

Simon Webber has been with Schroders since 1999. He earned a B.Sc. (Hons) in Physics, University of Manchester. Mr. Webber has earned the right to use the Chartered Financial Analyst designation.

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Fees Paid to Principal

Each Fund pays Principal a fee for its services, which includes the fee Principal pays to the Sub-Advisor. The fee each Fund paid (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2011 was:

Bond & Mortgage Securities Fund	0.52%	Principal Capital Appreciation Fund	0.51%
Core Plus Bond Fund I	0.56%	Principal LifeTime 2010 Fund	0.03%
Diversified International Fund	0.87%	Principal LifeTime 2015 Fund	0.03%
Equity Income Fund	0.51%	Principal LifeTime 2020 Fund	0.03%
Government & High Quality Bond Fund	0.50%	Principal LifeTime 2025 Fund	0.03%
Income Fund	0.50%	Principal LifeTime 2030 Fund	0.03%
Inflation Protection Fund	0.39%	Principal LifeTime 2035 Fund	0.03%
International Emerging Markets Fund	1.18%	Principal LifeTime 2040 Fund	0.03%
International Fund I	0.95%*	Principal LifeTime 2045 Fund	0.03%
LargeCap Blend Fund II	0.74%	Principal LifeTime 2050 Fund	0.03%
LargeCap Growth Fund	0.63%	Principal LifeTime 2055 Fund	0.03%
LargeCap Growth Fund I	0.62%	Principal LifeTime Strategic Income Fund	0.03%
LargeCap Growth Fund II	0.88%*	Real Estate Securities Fund	0.83%
LargeCap S&P 500 Index Fund	0.15%	SAM Balanced Portfolio	0.34%
LargeCap Value Fund	0.43%	SAM Conservative Balanced Portfolio	0.34%
LargeCap Value Fund I	0.77%	SAM Conservative Growth Portfolio	0.34%
LargeCap Value Fund III	0.78%	SAM Flexible Income Portfolio	0.34%
MidCap Blend Fund	0.63%	SAM Strategic Growth Portfolio	0.34%
MidCap Growth Fund	0.65%	Short-Term Income Fund	0.43%
MidCap Growth Fund III	0.96%	SmallCap Blend Fund	0.75%
MidCap S&P 400 Index Fund	0.15%	SmallCap Growth Fund I	1.08%
MidCap Value Fund I	0.98%	SmallCap Growth Fund II	1.00%
MidCap Value Fund III	0.65%	SmallCap S&P 600 Index Fund	0.15%
Money Market Fund	0.39%	SmallCap Value Fund II	0.99%
Overseas Fund	1.08%
*	Management Fees have been restated to reflect current fees. Effective November 1, 2011, Management Fees were reduced.

A discussion regarding the basis for the Board of Directors approval of the management agreement with Principal and the sub-advisory agreements with each Sub-Advisor is available in the semi-annual report to shareholders for the period ended April 30, 2011 and in the annual report to shareholders for the fiscal year ended October 31, 2011.

Voluntary Waivers

Money Market Fund

Principal has voluntarily agreed to limit the Fund's expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time. The distributor has voluntarily agreed to limit the Fund's Distribution and/or Service (12b-1) Fees normally payable by the Fund. The expense limit will maintain a level of Distribution and/or Service (12b-1) Fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.00% for each share class. The expense limit any be terminated at any time.

Manager of Managers

The Fund operates as a Manager of Managers. Under an order received from the SEC, the Fund and Principal, may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with Principal, without obtaining shareholder approval. For any Fund that is relying on that order, Principal may, without obtaining shareholder approval:

•	hire one or more Sub-Advisors;
•	change Sub-Advisors; and
•	reallocate management fees between itself and Sub-Advisors.

Principal has ultimate responsibility for the investment performance of each Fund that utilizes a Sub-Advisor due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund’s sole initial shareholder before the Fund is available to the other purchasers, and the Fund states in its prospectus that it intends to rely on the order.

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The shareholders of each of the Funds have approved the Fund’s reliance on the order; however, only the Core Plus Bond I, Inflation Protection, International I, LargeCap Blend II, LargeCap Growth I, LargeCap Growth II, LargeCap Value I, LargeCap Value III, MidCap Growth III, MidCap Value I, MidCap Value III, Overseas, SmallCap Growth I, SmallCap Growth II, and SmallCap Value II Funds intend to rely on the order.

PRICING OF FUND SHARES

Each Fund’s shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange (“NYSE”) is open (share prices are not calculated on the days on which the NYSE is closed for trading, generally New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/ Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). The share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price we calculate after we receive the order at our transaction processing center in Canton, Massachusetts. To process your purchase order on the day we receive it, we must receive the order (with complete information):

•	on a day that the NYSE is open and
•	prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.

If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, the application and check will be returned to you.

For all Funds, except the Money Market Fund, the share price is calculated by:

•	taking the current market value of the total assets of the Fund
•	subtracting liabilities of the Fund
•	dividing the remainder proportionately into the classes of the Fund
•	subtracting the liability of each class
•	dividing the remainder by the total number of shares outstanding for that class.

With respect to the Principal LifeTime Funds and SAM Portfolios, which invest in other registered investment company funds, each Fund's NAV is calculated based on the NAV of such other registered investment company funds in which the Fund invests.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the Statement of Additional Information.

Notes:

•	If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
•	A Fund’s securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a Fund’s NAV are the market quotations as of the close of the foreign market. Foreign securities and currencies are also converted to U.S. dollars using the exchange rate in effect at the close of the NYSE.

Events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to “fair value” some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund’s NAV is calculated. Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If Principal

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believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund’s NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

•	Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

PURCHASE OF FUND SHARES

Principal Funds, Inc. offers funds in multiple share classes: A, B, C, J, Institutional, R-1, R-2, R-3, R-4, R-5, and P. Funds available in multiple share classes have the same investments, but differing expenses. Classes R-1, R-2, R-3, R-4, and R-5 shares are available in this prospectus.

The Funds offer five classes of shares through this prospectus, each of which may be purchased through retirement plans, though not all plans offer each Fund. Such plans may impose fees in addition to those charged by the Funds. The services or share classes available to you may vary depending upon how you wish to purchase shares of the Fund. Each share class represents investments in the same portfolio of securities, but each class has its own expense structure, allowing you to choose the class that best meets your situation (not all classes are available to all plans). Each investor’s financial considerations are different. You should speak with your financial professional to help you decide which share class is best for you.

Only eligible purchasers may buy R-1, R-2, R-3, R-4, and R-5 Class shares of the Funds. At the present time, eligible purchasers include but are not limited to:

•	retirement and pension plans to which Principal Life Insurance Company ("Principal Life") provides recordkeeping services;
•	separate accounts of Principal Life;
•	Principal Life or any of its subsidiaries or affiliates;
•	any fund distributed by Principal Funds Distributor, Inc. if the fund seeks to achieve its investment objective by investing primarily in shares of mutual funds;
•	clients of Principal Global Investors, LLC.;
•	certain pension plans;
•	certain retirement account investment vehicles administered by foreign or domestic pension plans;
•	an investor who buys shares through an omnibus account with certain intermediaries, such as a broker-dealer, bank, or other financial institution, pursuant to a written agreement; and
•	certain retirement plan clients that have an approved organization for purposes of providing plan record keeping services.

Principal Management Corporation reserves the right to broaden or limit the designation of eligible purchasers. Not all of the Funds are offered in every state. Please check with your financial advisor or our home office for state availability.

Shares may be purchased from Principal Funds Distributor, Inc. ("the Distributor"). The Distributor is an affiliate of Principal Life Insurance Company and with it are subsidiaries of Principal Financial Group, Inc. and members of the Principal Financial Group. There are no sales charges on R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund.

Shareholder accounts for the Fund are maintained under an open account system. Under this system, an account is opened and maintained for each investor (generally an omnibus account or a plan level account). Each investment is confirmed by sending the investor a statement of account showing the current purchase or sale and the total number of shares owned. The statement of account is treated by the Fund as evidence of ownership of Fund shares. Share certificates are not issued.

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The Fund may reject or cancel any purchase orders for any reason. For example, the Fund does not intend to permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Fund may reject any purchase orders from market timers or investors that, in Principal's opinion, may be disruptive to the Fund. For these purposes, Principal may consider an investor's trading history in the Fund or other Funds sponsored by Principal Life and accounts under common ownership or control.

Payments may be made via personal or financial institution check (for example, a bank or cashier's check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers' checks, credit card checks, and foreign checks.

Principal may recommend to the Board, and the Board may elect, to close certain funds or share classes to new and existing investors.

Note:	No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been provided or made by Principal Funds, a Fund, Principal, any Sub-Advisor, or Principal Funds Distributor, Inc.

REDEMPTION OF FUND SHARES

Subject to any restrictions imposed by a plan, shares may be sold back to the Fund any day the NYSE is open. For more information about how to sell shares of the Fund, including any charges that a plan may impose, please consult the plan.

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Distributions in Kind. Payment for shares of the Funds tendered for redemption is ordinarily made by check. However, the Funds may determine that it would be detrimental to the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the Funds may pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the Fund’s portfolio in lieu of cash. If a Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this prospectus.

Redemption fees. The Fund board of directors has determined that it is not necessary to impose a fee upon the redemption of fund shares, because the Fund has adopted transfer restrictions as described in “Exchange of Fund Shares.”

EXCHANGE OF FUND SHARES

An exchange between Funds is a redemption of shares of one Fund and a concurrent purchase of shares in another Fund with the redemption proceeds. A shareholder, including a beneficial owner of shares held in nominee name or a participant in a participant-directed employee benefit plan, may exchange Fund shares under certain circumstances. In addition to any restrictions an intermediary or an employee benefit plan imposes, Fund shares may be exchanged, without charge, for shares of any other Fund of the Principal Funds, provided that:

•	the shareholder has not exchanged shares of the Fund within 30 days preceding the exchange, unless the shareholder is exchanging into the Money Market Fund,
•	the share class of such other Fund is available through the plan, and
•	the share class of such other Fund is available in the shareholder’s state of residence.

All exchanges completed on the same day are considered a single exchange for purposes of this exchange limitation. In addition, the Fund will reject an order to purchase shares of any Fund, except shares of the Money Market Fund, if the shareholder redeemed shares from that Fund within the preceding 30-day period. The 30-day exchange or purchase restriction does not apply to exchanges or purchases made on a scheduled basis such as scheduled periodic portfolio rebalancing transactions.

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If Fund shares are purchased through an intermediary that is unable or unwilling to impose the 30-day exchange restriction described above, Fund management may waive this restriction in lieu of the exchange limitation that the intermediary is able to impose if, in management’s judgment, such limitation is reasonably likely to prevent excessive trading in Fund shares. In order to prevent excessive exchanges, and under other circumstances where the Fund Board of Directors or Principal believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate this exchange privilege, limit the amount or further limit the number of exchanges, reject any exchange or close an account.

DIVIDENDS AND DISTRIBUTIONS

Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. The Funds pay their net investment income to record date shareholders; this record date is the business day prior to the payment date. The payment schedule is as follows:

•	The Bond & Mortgage Securities, Government & High Quality Bond, Income, and Short-Term Income Funds declare dividends of their daily net investment income each day their shares are priced. The Funds pay out their accumulated declared dividends monthly.
•	The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced. On the 20th day of each month (or the previous business day) the Fund will distribute its accumulated declared dividends. You may ask to have your dividends paid to you in cash. If you do not request cash payment, your dividend will be applied to purchase additional shares of the Fund monthly.
•	The SAM Flexible Income Portfolio pays its net investment income monthly.
•	The Equity Income, and Real Estate Securities Funds and the SAM Conservative Balanced, Inflation Protection, and SAM Balanced Portfolios each pay their net investment income quarterly in March, June, September, and December.
•	The other Funds pay their net investment income annually in December.

For more details on the payment schedule, go to www.principal.com.

Net realized capital gains, if any, are distributed annually in December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

The Money Market Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.

Dividend and capital gains distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

To the extent that distributions the Funds pay are derived from a source other than net income (such as a return of capital), a notice will be included in your quarterly statement pursuant to Section 19(a) of the Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our web site at www.principal.com. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

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FREQUENT PURCHASES AND REDEMPTIONS

The Funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.

Frequent purchases and redemptions pose a risk to the Funds because they may:

•	Disrupt the management of the Funds by:
•	forcing the Funds to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the Fund; and
•	causing unplanned portfolio turnover;
•	Hurt the portfolio performance of the Funds; and
•	Increase expenses of the Funds due to:
•	increased broker-dealer commissions and
•	increased recordkeeping and related costs.

Certain Funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage.

The Funds have adopted procedures to “fair value” foreign securities under certain circumstances, which are intended, in part, to discourage excessive trading of shares of the Funds. The Board of Directors of the Fund has also adopted policies and procedures with respect to frequent purchases and redemptions of shares of the Funds. The Funds monitor shareholder trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. If we are not able to identify such excessive trading practices, the Funds and their shareholders may be harmed. The harm of undetected excessive trading in shares of the underlying Funds in which the Principal LifeTime Funds or Strategic Asset Management Portfolios invest could flow through to the Principal LifeTime Funds and Strategic Asset Management Portfolios as they would for any Fund shareholder. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner. If we are not able to identify such abusive trading practices, the abuses described above may harm the Funds.

The Funds have adopted an exchange frequency restriction, described above in “Exchange of Fund Shares” to limit excessive trading in fund shares.

TAX CONSIDERATIONS

Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions whether such dividends or distributions are paid in cash or reinvested in additional shares. Special tax rules apply to distributions from IRAs and other retirement accounts. You should consult a tax advisor to determine the suitability of the Fund as an investment by such a plan and the tax treatment of Fund distributions.

Generally, dividends paid by the Funds from interest, dividends, or net short-term capital gains will be taxed as ordinary income. Distributions properly designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate), regardless of how long you have held your shares. For taxable years beginning before January 1, 2013, distributions of investment income properly designated by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains.

Investments by a Fund in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds that invest in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Early in each calendar year, each Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.

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A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that shareholder, would be taxable to that shareholder as described above, subject to a holding period requirement for dividends designated as qualified dividend income.

Because of tax law requirements, you must provide the Funds with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid “back-up” withholding, which is currently imposed at a rate of 28%.

Any gain resulting from the redemption or exchange of your shares will generally also be subject to tax. For shares acquired after January 1, 2012, you will need to select a cost basis method to be used to calculate your reported gains and losses prior to or at the time of any redemption or exchange. If you do not select a method, the Funds’ default method of average cost will be applied to the transactions. The cost basis method used on your account could significantly affect your taxes due and should be carefully considered. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.

Investments by a Fund in certain debt instruments or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Internal Revenue Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.

The information contained in this prospectus is not a complete description of the federal, state, local, or foreign tax consequences of investing in the Fund. You should consult your tax advisor before investing in the Fund.

THE COSTS OF INVESTING

Fees and Expenses of the Funds

The shares of the Funds are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions.

Ongoing Fees

Ongoing fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each Principal LifeTime Fund and SAM Portfolio, as a shareholder in the underlying funds, bears its pro rata share of the operating expenses incurred by each underlying fund. The investment return of each Principal LifeTime Fund and SAM Portfolio is net of the underlying funds’ operating expenses.

Each Fund pays ongoing fees to Principal and others who provide services to the Fund. These fees include:

•	Management Fee — Through the Management Agreement with the Fund, Principal has agreed to provide investment advisory services and corporate administrative services to the Funds.
•	Distribution Fee — Each of the Funds has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940. Under the plan, the R-1, R-2, R-3, and R-4 classes of each Fund pay a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution and other expenses for the sale of Fund shares and for services provided to shareholders. Over time, these fees may exceed other types of sales charges.
•	Other Expenses — A portion of expenses that are allocated to all classes of the Fund. Examples include a Service Fee (Principal has entered into a Service Agreement with the Fund under which Principal performs personal services for shareholders) and an Administrative Services Fee (Principal has entered into an Administrative Services Agreement with Principal Funds under which Principal provides shareholder and administrative services for retirement plans and other beneficial owners of Fund shares).
•	Acquired Fund Fees and Expenses - fees and expenses charged by other investment companies in which a Fund invests a portion of its assets.
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DISTRIBUTION PLANS AND INTERMEDIARY COMPENSATION

Distribution and/or Service (12b-1) Fees

Principal Funds Distributor, Inc. ("PFD" or the "Distributor") is the distributor for the Class R-1, R-2, R-3, R-4, and R-5 shares of Principal Funds, Inc. PFD is an affiliate of Principal Life Insurance Company and with it is a subsidiary of Principal Financial Group, Inc. and member of the Principal Financial Group®.

Principal Funds has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act for each of the Class R-1, R-2, R-3 and R-4 shares of Principal Funds. Under the 12b-1 Plans, each Fund makes payments from its assets attributable to the particular share class to the Fund's Distributor for distribution-related expenses and for providing services to shareholders of that share class. Payments under the 12b-1 plans are made by the Funds to the Distributor pursuant to the 12b-1 plans regardless of the expenses incurred by the Distributor. When the Distributor receives Rule 12b-1 fees, it may pay some or all of them to intermediaries whose customers are shareholders of the funds for sales support services and for providing services to shareholders of that share class. Intermediaries may include, among others, broker-dealers, registered investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies. Because Rule 12b-1 fees are paid out of Fund assets and are ongoing fees, over time they will increase the cost of your investment in the Funds and may cost you more than other types of sales charges.

The maximum annual Rule 12b-1 fee for distribution related expenses and/or for providing services to shareholders under each 12b-1 plan (as a percentage of average daily net assets) is:

Share Class	Maximum Annualized Rule 12b-1 Fee
R1	0.35%
R2	0.30%
R3	0.25%
R4	0.10%

The Distributor generally uses Rule 12b-1 fees to finance any activity that is primarily intended to result in the sale of shares and for providing services to shareholders of the share class. In addition to shareholder services, examples of such sales or distribution related expenses include compensation to salespeople and selected dealers (including financing the commission paid to the dealer at the time of the sale), printing of prospectuses and statements of additional information and reports for other than existing shareholders, and preparing and conducting sales seminars.

Payments under the 12b-1 plans will not automatically terminate for funds that are closed to new investors or to additional purchases by existing shareholders. The fund Board will determine whether to terminate, modify, or leave unchanged the 12b-1 plan at the time the Board directs the implementation of the closure of the fund.

Additional Payments to Intermediaries

Shares of the Fund are sold primarily through intermediaries, such as brokers, dealers, investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators and insurance companies.

In addition to payments pursuant to 12b-1 plans, Principal or its affiliates enter into agreements with some intermediaries pursuant to which the intermediaries receive payments for providing services relating to Fund shares. Examples of such services are administrative, networking, recordkeeping, sub-transfer agency and/or shareholder services. Such compensation is generally paid out of the Service Fees and Administrative Service Fees that are disclosed in this prospectus as Other Expenses.

In addition, Principal or its affiliates may pay, without reimbursement from the Fund, compensation from their own resources to certain intermediaries that support the distribution of shares of the Fund or provide services to Fund shareholders.

Principal Life Insurance Company is one such intermediary that provides services relating to Fund shares held in retirement plans, and it is typically paid some or all of the Service Fees and Administrative Service Fees pertaining to such plans.

Additionally, in some cases the Distributor and its affiliates will provide payments or reimbursements in connection with the costs of conferences, educational seminars, training and marketing efforts related to the Funds. Such activities may be sponsored by intermediaries or the Distributor. The costs associated with such activities may include travel, lodging, entertainment, and meals. In some cases the Distributor will also provide payment or reimbursement for expenses associated with transactions ("ticket") charges and general marketing expenses.

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For more information, see the Statement of Additional Information (SAI). The amounts paid to intermediaries vary by share class and by fund.

The payments described in this prospectus may create a conflict of interest by influencing your Financial Professional or your intermediary to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your Financial Professional or visit your intermediary's website for more information about the total amounts paid to them by Principal and its affiliates, and by sponsors of other mutual funds your Financial Professional may recommend to you.

Your intermediary may charge you additional fees other than those disclosed in this prospectus. Ask your Financial Professional about any fees and commissions they charge.

FUND ACCOUNT INFORMATION

Statements

Statements are sent each calendar quarter. The statements provide the number and value of shares owned by the plan, transactions during the quarter, dividends declared or paid, and other information.

Orders Placed by Intermediaries

Principal Funds may have an agreement with your intermediary, such as a broker-dealer, third party administrator, or trust company, that permits the intermediary to accept orders on behalf of the Fund until 3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries (“sub-designees”) to accept orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to the Fund and pays for it in accordance with the agreement, the Fund will price the order at the next net asset value per share it computes after your intermediary or sub-designee received your order.

Note:	The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the New York Stock Exchange closes at a time other than 3 p.m. Central Time.

Minimum Account Balance

The Principal Funds reserves the right to set a minimum and redeem all shares in the Fund if the value of a plan’s investments in the Fund is less than the minimum. Principal Funds has set the minimum at $2.5 million. The redemption proceeds would then be sent according to the directions of the appropriate plan fiduciary. If the Fund exercises this right, the plan sponsor will be notified that the redemption is going to be made. The plan will have 30 days to make an additional investment and bring plan assets up to the required minimum. The Fund reserves the right to change the minimum.

Reservation of Rights

The Principal Funds reserves the right to amend or terminate the special plans described in this prospectus. Shareholders will be notified of any such action to the extent required by law.

Multiple Translations

This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

Procedures for Opening an Account

To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.

If concerns arise with verification of your identity, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identify within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.

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Financial Statements

Plans will receive annual financial statements for the Funds, audited by the Funds’ independent registered public accounting firm. Plans will also receive a semiannual financial statement that is unaudited.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each Fund’s financial statements, is included in Principal Funds, Inc. Annual Report to Shareholders for the fiscal year ended October 31, 2011 which is available upon request, and incorporated by reference into the SAI.

To request a free copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-222-5852.

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Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Tax Return of Capital Distribution	Total Dividends and Distributions	Net Asset Value, End of Period
BOND & MORTGAGE SECURITIES FUND
R-1 shares
2011	$10.57	$0.32	$0.07	$0.39	($0.33)	($0.01)	($0.34)	$10.62
2010	9.68	0.37	0.81	1.18	(0.29)	—	(0.29)	10.57
2009	8.51	0.40	1.11	1.51	(0.34)	—	(0.34)	9.68
2008	10.49	0.45	(2.00)	(1.55)	(0.43)	—	(0.43)	8.51
2007	10.66	0.48	(0.17)	0.31	(0.48)	—	(0.48)	10.49
R-2 shares
2011	10.48	0.33	0.07	0.40	(0.34)	(0.01)	(0.35)	10.53
2010	9.61	0.38	0.80	1.18	(0.31)	—	(0.31)	10.48
2009	8.45	0.41	1.10	1.51	(0.35)	—	(0.35)	9.61
2008	10.42	0.46	(1.98)	(1.52)	(0.45)	—	(0.45)	8.45
2007	10.60	0.49	(0.18)	0.31	(0.49)	—	(0.49)	10.42
R-3 shares
2011	10.52	0.35	0.07	0.42	(0.36)	(0.01)	(0.37)	10.57
2010	9.64	0.40	0.80	1.20	(0.32)	—	(0.32)	10.52
2009	8.48	0.43	1.09	1.52	(0.36)	—	(0.36)	9.64
2008	10.45	0.48	(1.99)	(1.51)	(0.46)	—	(0.46)	8.48
2007	10.63	0.51	(0.18)	0.33	(0.51)	—	(0.51)	10.45
R-4 shares
2011	10.68	0.38	0.07	0.45	(0.38)	(0.01)	(0.39)	10.74
2010	9.78	0.42	0.82	1.24	(0.34)	—	(0.34)	10.68
2009	8.60	0.45	1.11	1.56	(0.38)	—	(0.38)	9.78
2008	10.60	0.50	(2.02)	(1.52)	(0.48)	—	(0.48)	8.60
2007	10.77	0.54	(0.18)	0.36	(0.53)	—	(0.53)	10.60
R-5 shares
2011	10.53	0.38	0.07	0.45	(0.39)	(0.01)	(0.40)	10.58
2010	9.65	0.43	0.80	1.23	(0.35)	—	(0.35)	10.53
2009	8.48	0.46	1.10	1.56	(0.39)	—	(0.39)	9.65
2008	10.46	0.51	(1.99)	(1.48)	(0.50)	—	(0.50)	8.48
2007	10.64	0.54	(0.18)	0.36	(0.54)	—	(0.54)	10.46

234

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

3.75%	$11,158	1.41%	3.03%	265.5%
12.43	10,669	1.41	3.66	357.4
18.28	9,763	1.41	4.59	365.1
(15.25)	6,999	1.40	4.57	302.6
2.94	7,143	1.40	4.54	259.1

3.93	20,576	1.28	3.18	265.5
12.46	28,778	1.28	3.78	357.4
18.45	29,688	1.28	4.77	365.1
(15.14)	28,127	1.27	4.68	302.6
3.00	37,875	1.27	4.65	259.1

4.10	41,063	1.10	3.34	265.5
12.73	41,586	1.10	3.97	357.4
18.59	45,851	1.10	4.97	365.1
(14.93)	48,733	1.09	4.86	302.6
3.17	62,793	1.09	4.85	259.1

4.32	32,495	0.91	3.53	265.5
12.95	36,175	0.91	4.14	357.4
18.78	25,843	0.91	5.13	365.1
(14.85)	22,799	0.90	5.05	302.6
3.42	28,800	0.90	5.05	259.1

4.41	63,753	0.79	3.66	265.5
13.06	59,861	0.79	4.26	357.4
19.08	58,888	0.79	5.27	365.1
(14.74)	67,063	0.78	5.16	302.6
3.49	111,437	0.78	5.15	259.1

(a)	Calculated based on average shares outstanding during the period.

235

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
CORE PLUS BOND FUND I
R-1 shares
2011	$11.59	$0.21	($0.27)	($0.06)	($0.12)	($0.41)	($0.53)	$11.00
2010	11.00	0.15	0.77	0.92	(0.22)	(0.11)	(0.33)	11.59
2009	9.94	0.28	1.01	1.29	(0.19)	(0.04)	(0.23)	11.00
2008(c)	10.00	—	(0.06)	(0.06)	—	—	—	9.94
R-2 shares
2011	11.60	0.23	(0.28)	(0.05)	(0.13)	(0.41)	(0.54)	11.01
2010	11.00	0.17	0.77	0.94	(0.23)	(0.11)	(0.34)	11.60
2009	9.94	0.29	1.02	1.31	(0.21)	(0.04)	(0.25)	11.00
2008(c)	10.00	—	(0.06)	(0.06)	—	—	—	9.94
R-3 shares
2011	11.61	0.25	(0.28)	(0.03)	(0.14)	(0.41)	(0.55)	11.03
2010	11.01	0.19	0.77	0.96	(0.25)	(0.11)	(0.36)	11.61
2009	9.94	0.31	1.01	1.32	(0.21)	(0.04)	(0.25)	11.01
2008(c)	10.00	—	(0.06)	(0.06)	—	—	—	9.94
R-4 shares
2011	11.66	0.27	(0.28)	(0.01)	(0.15)	(0.41)	(0.56)	11.09
2010	11.06	0.21	0.76	0.97	(0.26)	(0.11)	(0.37)	11.66
2009	9.94	0.32	1.05	1.37	(0.21)	(0.04)	(0.25)	11.06
2008(c)	10.00	—	(0.06)	(0.06)	—	—	—	9.94
R-5 shares
2011	11.64	0.28	(0.27)	0.01	(0.16)	(0.41)	(0.57)	11.08
2010	11.04	0.22	0.77	0.99	(0.28)	(0.11)	(0.39)	11.64
2009	9.94	0.34	1.03	1.37	(0.23)	(0.04)	(0.27)	11.04
2008(c)	10.00	—	(0.06)	(0.06)	—	—	—	9.94

236

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

(0.37)%	$3,165	1.44%	1.94%	339.9%
8.56	3,446	1.45 (b)	1.35	186.8
13.07	1,572	1.47 (b)	2.63	356.2
(0.60) (d)	15	1.53 (b),(e)	(0.32) (e)	551.3 (e)

(0.29)	8,343	1.31	2.07	339.9
8.74	8,899	1.32 (b)	1.51	186.8
13.25	6,139	1.34 (b)	2.66	356.2
(0.60) (d)	15	1.40 (b),(e)	(0.16) (e)	551.3 (e)

(0.11)	22,367	1.13	2.25	339.9
8.94	24,917	1.14 (b)	1.69	186.8
13.35	14,771	1.16 (b)	2.89	356.2
(0.60) (d)	15	1.22 (b),(e)	0.00 (e)	551.3 (e)

0.08	11,005	0.94	2.44	339.9
9.06	8,217	0.95 (b)	1.87	186.8
13.93	7,675	0.97 (b)	3.01	356.2
(0.60) (d)	15	1.03 (b),(e)	0.16 (e)	551.3 (e)

0.23	27,060	0.82	2.56	339.9
9.21	30,083	0.83 (b)	1.95	186.8
13.85	8,281	0.85 (b)	3.15	356.2
(0.60) (d)	15	0.91 (b),(e)	0.32 (e)	551.3 (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Reflects Manager's contractual expense limit.
(c)	Period from September 30, 2008, date operations commenced, through October 31, 2008.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.

237

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
DIVERSIFIED INTERNATIONAL FUND
R-1 shares
2011	$9.72	$0.11	($0.44)	($0.33)	($0.06)	$–	($0.06)	$9.33
2010	8.62	0.05	1.15	1.20	(0.10)	—	(0.10)	9.72
2009	7.38	0.08	1.29	1.37	(0.13)	—	(0.13)	8.62
2008	17.20	0.12	(7.93)	(7.81)	(0.04)	(1.97)	(2.01)	7.38
2007	14.24	0.07	4.24	4.31	(0.08)	(1.27)	(1.35)	17.20
R-2 shares
2011	9.69	0.12	(0.44)	(0.32)	(0.07)	—	(0.07)	9.30
2010	8.58	0.06	1.15	1.21	(0.10)	—	(0.10)	9.69
2009	7.34	0.09	1.28	1.37	(0.13)	—	(0.13)	8.58
2008	17.12	0.14	(7.89)	(7.75)	(0.06)	(1.97)	(2.03)	7.34
2007	14.18	0.09	4.22	4.31	(0.10)	(1.27)	(1.37)	17.12
R-3 shares
2011	9.75	0.14	(0.45)	(0.31)	(0.09)	—	(0.09)	9.35
2010	8.64	0.08	1.15	1.23	(0.12)	—	(0.12)	9.75
2009	7.40	0.10	1.29	1.39	(0.15)	—	(0.15)	8.64
2008	17.24	0.16	(7.94)	(7.78)	(0.09)	(1.97)	(2.06)	7.40
2007	14.27	0.12	4.25	4.37	(0.13)	(1.27)	(1.40)	17.24
R-4 shares
2011	9.89	0.17	(0.46)	(0.29)	(0.11)	—	(0.11)	9.49
2010	8.75	0.09	1.18	1.27	(0.13)	—	(0.13)	9.89
2009	7.51	0.12	1.30	1.42	(0.18)	—	(0.18)	8.75
2008	17.47	0.19	(8.06)	(7.87)	(0.12)	(1.97)	(2.09)	7.51
2007	14.46	0.15	4.28	4.43	(0.15)	(1.27)	(1.42)	17.47
R-5 shares
2011	9.88	0.18	(0.46)	(0.28)	(0.12)	—	(0.12)	9.48
2010	8.67	0.11	1.24	1.35	(0.14)	—	(0.14)	9.88
2009	7.44	0.12	1.30	1.42	(0.19)	—	(0.19)	8.67
2008	17.32	0.20	(7.97)	(7.77)	(0.14)	(1.97)	(2.11)	7.44
2007	14.34	0.16	4.26	4.42	(0.17)	(1.27)	(1.44)	17.32

238

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

(3.48)%	$8,504	1.79%	1.11%	75.7%(b)
13.95	9,424	1.79	0.60	105.9
18.88	9,081	1.79	1.04	115.6
(50.78)	6,336	1.81	0.99	101.5
32.77	10,716	1.78	0.44	111.3 (c)

(3.39)	15,277	1.66	1.25	75.7 (b)
14.18	19,385	1.66	0.70	105.9
18.96	20,324	1.66	1.17	115.6
(50.70)	18,080	1.68	1.13	101.5
32.96	38,204	1.65	0.59	111.3 (c)

(3.25)	61,344	1.48	1.44	75.7 (b)
14.29	67,216	1.48	0.88	105.9
19.23	69,007	1.48	1.36	115.6
(50.61)	57,078	1.50	1.31	101.5
33.21	99,441	1.47	0.78	111.3 (c)

(3.04)	43,879	1.29	1.63	75.7 (b)
14.63	49,117	1.29	1.05	105.9
19.43	50,972	1.29	1.55	115.6
(50.53)	36,959	1.31	1.57	101.5
33.30	42,258	1.28	1.00	111.3 (c)

(2.90)	80,613	1.17	1.75	75.7 (b)
15.71 (d)	76,608	1.17	1.18	105.9
19.54	82,482	1.17	1.66	115.6
(50.43)	59,805	1.19	1.57	101.5
33.54	135,368	1.16	1.05	111.3 (c)

(a)	Calculated based on average shares outstanding during the period.
(b)	Portfolio turnover rate excludes portfolio realignment from the acquisition of International Growth Fund.
(c)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM International Growth Fund.
(d)	In March, 2010, the Class experienced a significant one time gain of approximately $0.08/share as the result of a settlement in an SEC administrative proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

239

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return
EQUITY INCOME FUND
R-1 shares
2011	$16.89	$0.39	$0.66	$1.05	($0.42)	($0.42)	$17.52	6.23%
2010(b)	15.52	0.23	1.40	1.63	(0.26)	(0.26)	16.89	10.62 (c)
R-2 shares
2011	16.89	0.41	0.66	1.07	(0.39)	(0.39)	17.57	6.39
2010(b)	15.52	0.21	1.43	1.64	(0.27)	(0.27)	16.89	10.67 (c)
R-3 shares
2011	16.89	0.45	0.64	1.09	(0.45)	(0.45)	17.53	6.53
2010(b)	15.52	0.25	1.40	1.65	(0.28)	(0.28)	16.89	10.81 (c)
R-4 shares
2011	16.92	0.46	0.66	1.12	(0.48)	(0.48)	17.56	6.70
2010(b)	15.52	0.20	1.49	1.69	(0.29)	(0.29)	16.92	11.03 (c)
R-5 shares
2011	16.93	0.50	0.65	1.15	(0.50)	(0.50)	17.58	6.86
2010(b)	15.52	0.15	1.55	1.70	(0.29)	(0.29)	16.93	11.11 (c)

240

Financial Highlights (Continued)

Principal Funds, Inc.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$2,495	1.39%	2.24%	16.6%
374	1.42 (d)	2.13 (d)	22.1 (d)

3,313	1.26	2.33	16.6
371	1.29 (d)	1.92 (d)	22.1 (d)

22,727	1.08	2.56	16.6
3,815	1.11 (d)	2.39 (d)	22.1 (d)

11,013	0.89	2.65	16.6
750	0.92 (d)	1.87 (d)	22.1 (d)

27,719	0.77	2.87	16.6
5,904	0.80 (d)	1.37 (d)	22.1 (d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Period from March 1, 2010, date operations commenced, through October 31, 2010.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.

241

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return
GOVERNMENT & HIGH QUALITY BOND FUND
R-1 shares
2011	$11.29	$0.32	$0.02	$0.34	($0.36)	($0.36)	$11.27	3.11%
2010	10.90	0.37	0.41	0.78	(0.39)	(0.39)	11.29	7.32
2009(c)	10.68	0.35	0.24	0.59	(0.37)	(0.37)	10.90	5.61 (d)
R-2 shares
2011	11.29	0.33	0.03	0.36	(0.38)	(0.38)	11.27	3.24
2010	10.90	0.39	0.41	0.80	(0.41)	(0.41)	11.29	7.46
2009(c)	10.68	0.36	0.24	0.60	(0.38)	(0.38)	10.90	5.73 (d)
R-3 shares
2011	11.29	0.35	0.03	0.38	(0.40)	(0.40)	11.27	3.43
2010	10.90	0.40	0.42	0.82	(0.43)	(0.43)	11.29	7.66
2009(c)	10.68	0.38	0.24	0.62	(0.40)	(0.40)	10.90	5.90 (d)
R-4 shares
2011	11.29	0.37	0.03	0.40	(0.42)	(0.42)	11.27	3.62
2010	10.90	0.42	0.42	0.84	(0.45)	(0.45)	11.29	7.86
2009(c)	10.68	0.39	0.24	0.63	(0.41)	(0.41)	10.90	6.07 (d)
R-5 shares
2011	11.30	0.38	0.03	0.41	(0.43)	(0.43)	11.28	3.74
2010	10.90	0.44	0.42	0.86	(0.46)	(0.46)	11.30	8.08
2009(c)	10.68	0.41	0.24	0.65	(0.43)	(0.43)	10.90	6.18 (d)

242

Financial Highlights (Continued)

Principal Funds, Inc.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$3,517	1.29%(b)	2.84%	104.7%
4,485	1.29 (b)	3.33	51.2
2,796	1.29 (b),(e)	3.66 (e)	26.6 (e)

7,276	1.16 (b)	2.96	104.7
8,002	1.16 (b)	3.48	51.2
8,843	1.16 (b),(e)	3.80 (e)	26.6 (e)

20,798	0.98 (b)	3.13	104.7
20,070	0.98 (b)	3.63	51.2
11,551	0.98 (b),(e)	3.98 (e)	26.6 (e)

9,295	0.79 (b)	3.31	104.7
7,364	0.79 (b)	3.82	51.2
4,235	0.79 (b),(e)	4.17 (e)	26.6 (e)

17,909	0.67 (b)	3.44	104.7
15,243	0.67 (b)	3.95	51.2
11,805	0.67 (b),(e)	4.29 (e)	26.6 (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Reflects Manager's contractual expense limit.
(c)	Period from December 15, 2008, date operations commenced, through October 31, 2009.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.

243

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return
INCOME FUND
R-1 shares
2011	$9.68	$0.40	($0.07)	$0.33	($0.44)	($0.44)	$9.57	3.51%
2010(b)	9.27	0.30	0.40	0.70	(0.29)	(0.29)	9.68	7.68 (c)
R-2 shares
2011	9.67	0.42	(0.06)	0.36	(0.45)	(0.45)	9.58	3.85
2010(b)	9.27	0.30	0.40	0.70	(0.30)	(0.30)	9.67	7.67 (c)
R-3 shares
2011	9.68	0.43	(0.06)	0.37	(0.47)	(0.47)	9.58	3.93
2010(b)	9.27	0.31	0.41	0.72	(0.31)	(0.31)	9.68	7.91 (c)
R-4 shares
2011	9.68	0.45	(0.06)	0.39	(0.49)	(0.49)	9.58	4.13
2010(b)	9.27	0.32	0.41	0.73	(0.32)	(0.32)	9.68	8.04 (c)
R-5 shares
2011	9.67	0.46	(0.06)	0.40	(0.50)	(0.50)	9.57	4.26
2010(b)	9.27	0.35	0.38	0.73	(0.33)	(0.33)	9.67	8.03 (c)

244

Financial Highlights (Continued)

Principal Funds, Inc.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$415	1.38%	4.14%	16.9%
18	1.40 (d)	4.69 (d)	13.1 (d)

291	1.25	4.37	16.9
172	1.27 (d)	4.71 (d)	13.1 (d)

8,180	1.07	4.52	16.9
1,472	1.09 (d)	4.95 (d)	13.1 (d)

2,835	0.88	4.74	16.9
1,361	0.90 (d)	5.03 (d)	13.1 (d)

10,322	0.76	4.80	16.9
393	0.78 (d)	5.43 (d)	13.1 (d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Period from March 1, 2010, date operations commenced, through October 31, 2010.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.

245

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Tax Return of Capital Distribution	Total Dividends and Distributions	Net Asset Value, End of Period
INFLATION PROTECTION FUND
R-1 shares
2011	$8.13	$0.19	$0.38	$0.57	($0.19)	$–	($0.19)	$8.51
2010	7.48	0.09	0.67	0.76	(0.11)	—	(0.11)	8.13
2009	7.05	(0.02)	0.46	0.44	(0.01)	—	(0.01)	7.48
2008	9.42	0.44	(2.01)	(1.57)	(0.69)	(0.11)	(0.80)	7.05
2007	9.55	0.42	(0.19)	0.23	(0.36)	—	(0.36)	9.42
R-2 shares
2011	8.13	0.20	0.39	0.59	(0.20)	—	(0.20)	8.52
2010	7.48	0.10	0.66	0.76	(0.11)	—	(0.11)	8.13
2009	7.05	0.06	0.38	0.44	(0.01)	—	(0.01)	7.48
2008	9.42	0.45	(2.01)	(1.56)	(0.69)	(0.12)	(0.81)	7.05
2007	9.54	0.39	(0.14)	0.25	(0.37)	—	(0.37)	9.42
R-3 shares
2011	8.16	0.22	0.38	0.60	(0.21)	—	(0.21)	8.55
2010	7.50	0.12	0.66	0.78	(0.12)	—	(0.12)	8.16
2009	7.06	0.08	0.37	0.45	(0.01)	—	(0.01)	7.50
2008	9.43	0.47	(2.01)	(1.54)	(0.70)	(0.13)	(0.83)	7.06
2007	9.55	0.41	(0.15)	0.26	(0.38)	—	(0.38)	9.43
R-4 shares
2011	8.18	0.27	0.35	0.62	(0.22)	—	(0.22)	8.58
2010	7.52	0.13	0.67	0.80	(0.14)	—	(0.14)	8.18
2009	7.06	0.09	0.38	0.47	(0.01)	—	(0.01)	7.52
2008	9.43	0.47	(1.99)	(1.52)	(0.73)	(0.12)	(0.85)	7.06
2007	9.55	0.38	(0.10)	0.28	(0.40)	—	(0.40)	9.43
R-5 shares
2011	8.21	0.25	0.38	0.63	(0.23)	—	(0.23)	8.61
2010	7.54	0.14	0.67	0.81	(0.14)	—	(0.14)	8.21
2009	7.07	0.04	0.44	0.48	(0.01)	—	(0.01)	7.54
2008	9.44	0.51	(2.02)	(1.51)	(0.72)	(0.14)	(0.86)	7.07
2007	9.56	0.45	(0.16)	0.29	(0.41)	—	(0.41)	9.44

246

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

7.23%	$1,315	1.28%	2.39%	131.9%
10.20	660	1.29	1.16	85.3
6.21	367	1.29	(0.31)	109.5
(18.21)	430	1.29	5.06	32.3
2.42	87	1.28	4.47	88.2

7.46	1,063	1.15	2.50	131.9
10.30	1,078	1.16	1.26	85.3
6.22	732	1.16	0.86	109.5
(18.11)	642	1.16	5.19	32.3
2.65	625	1.15	4.09	88.2

7.57	4,487	0.97	2.74	131.9
10.56	2,759	0.98	1.49	85.3
6.37	1,041	0.98	1.12	109.5
(17.95)	904	0.98	5.38	32.3
2.82	1,279	0.97	4.35	88.2

7.83	837	0.78	3.36	131.9
10.70	896	0.79	1.67	85.3
6.67	359	0.79	1.28	109.5
(17.80)	378	0.79	5.40	32.3
3.00	271	0.78	4.02	88.2

7.90	2,309	0.66	3.06	131.9
10.91	1,230	0.67	1.73	85.3
6.81	635	0.67	0.53	109.5
(17.69)	638	0.67	5.75	32.3
3.10	625	0.66	4.79	88.2

(a)	Calculated based on average shares outstanding during the period.

247

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
INTERNATIONAL EMERGING MARKETS FUND
R-1 shares
2011	$25.35	$0.14	($2.12)	($1.98)	$–	$–	$–	$23.37
2010	20.51	0.02	4.87	4.89	(0.05)	—	(0.05)	25.35
2009	13.60	0.10	6.83	6.93	(0.02)	—	(0.02)	20.51
2008	39.13	0.13	(19.97)	(19.84)	—	(5.69)	(5.69)	13.60
2007	24.43	0.17	16.30	16.47	(0.02)	(1.75)	(1.77)	39.13
R-2 shares
2011	25.20	0.17	(2.11)	(1.94)	—	—	—	23.26
2010	20.37	0.03	4.86	4.89	(0.06)	—	(0.06)	25.20
2009	13.50	0.12	6.78	6.90	(0.03)	—	(0.03)	20.37
2008	38.86	0.15	(19.80)	(19.65)	(0.02)	(5.69)	(5.71)	13.50
2007	24.28	0.21	16.17	16.38	(0.05)	(1.75)	(1.80)	38.86
R-3 shares
2011	25.31	0.23	(2.13)	(1.90)	(0.03)	—	(0.03)	23.38
2010	20.46	0.08	4.87	4.95	(0.10)	—	(0.10)	25.31
2009	13.59	0.15	6.80	6.95	(0.08)	—	(0.08)	20.46
2008	39.10	0.20	(19.94)	(19.74)	(0.08)	(5.69)	(5.77)	13.59
2007	24.42	0.27	16.26	16.53	(0.10)	(1.75)	(1.85)	39.10
R-4 shares
2011	25.52	0.28	(2.14)	(1.86)	(0.07)	—	(0.07)	23.59
2010	20.62	0.12	4.91	5.03	(0.13)	—	(0.13)	25.52
2009	13.72	0.18	6.86	7.04	(0.14)	—	(0.14)	20.62
2008	39.42	0.27	(20.13)	(19.86)	(0.15)	(5.69)	(5.84)	13.72
2007	24.61	0.35	16.36	16.71	(0.15)	(1.75)	(1.90)	39.42
R-5 shares
2011	25.60	0.32	(2.15)	(1.83)	(0.10)	—	(0.10)	23.67
2010	20.67	0.15	4.93	5.08	(0.15)	—	(0.15)	25.60
2009	13.75	0.21	6.85	7.06	(0.14)	—	(0.14)	20.67
2008	39.49	0.27	(20.13)	(19.86)	(0.19)	(5.69)	(5.88)	13.75
2007	24.65	0.36	16.41	16.77	(0.18)	(1.75)	(1.93)	39.49

248

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

(7.81)%	$6,019	2.13%	0.56%	88.4%
23.87	10,335	2.14	0.07	102.1
51.00	7,457	2.13	0.62	133.4
(58.65)	3,515	2.14	0.49	127.6
71.79	7,171	2.07	0.58	141.6

(7.70)	10,638	2.00	0.67	88.4
24.02	13,900	2.01	0.15	102.1
51.18	11,600	2.00	0.77	133.4
(58.58)	6,741	2.01	0.58	127.6
71.97	16,251	1.94	0.73	141.6

(7.52)	32,869	1.82	0.89	88.4
24.26	42,741	1.83	0.38	102.1
51.48	31,084	1.82	0.91	133.4
(58.53)	15,136	1.83	0.77	127.6
72.28	30,969	1.76	0.91	141.6

(7.33)	24,222	1.63	1.08	88.4
24.48	31,507	1.64	0.54	102.1
51.79	25,197	1.63	1.08	133.4
(58.44)	11,432	1.64	1.04	127.6
72.54	16,936	1.57	1.14	141.6

(7.21)	33,187	1.51	1.25	88.4
24.65	37,391	1.52	0.65	102.1
51.90	33,821	1.51	1.26	133.4
(58.39)	14,985	1.52	1.01	127.6
72.80	46,271	1.45	1.22	141.6

(a)	Calculated based on average shares outstanding during the period.

249

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
INTERNATIONAL FUND I
R-1 shares
2011	$11.21	$0.05	($0.99)	($0.94)	($0.07)	$–	($0.07)	$10.20
2010	10.23	0.04	1.03	1.07	(0.09)	—	(0.09)	11.21
2009	8.73	0.06	1.62	1.68	(0.18)	—	(0.18)	10.23
2008	18.55	0.14	(8.21)	(8.07)	(0.10)	(1.65)	(1.75)	8.73
2007	15.34	0.07	4.09	4.16	(0.03)	(0.92)	(0.95)	18.55
R-2 shares
2011	11.21	0.06	(0.99)	(0.93)	(0.07)	—	(0.07)	10.21
2010	10.22	0.05	1.04	1.09	(0.10)	—	(0.10)	11.21
2009	8.71	0.07	1.62	1.69	(0.18)	—	(0.18)	10.22
2008	18.51	0.15	(8.18)	(8.03)	(0.12)	(1.65)	(1.77)	8.71
2007	15.31	0.10	4.07	4.17	(0.05)	(0.92)	(0.97)	18.51
R-3 shares
2011	11.22	0.08	(0.98)	(0.90)	(0.10)	—	(0.10)	10.22
2010	10.23	0.08	1.03	1.11	(0.12)	—	(0.12)	11.22
2009	8.73	0.09	1.61	1.70	(0.20)	—	(0.20)	10.23
2008	18.54	0.17	(8.18)	(8.01)	(0.15)	(1.65)	(1.80)	8.73
2007	15.34	0.14	4.06	4.20	(0.08)	(0.92)	(1.00)	18.54
R-4 shares
2011	11.27	0.10	(0.98)	(0.88)	(0.13)	—	(0.13)	10.26
2010	10.26	0.10	1.03	1.13	(0.12)	—	(0.12)	11.27
2009	8.77	0.11	1.61	1.72	(0.23)	—	(0.23)	10.26
2008	18.61	0.21	(8.22)	(8.01)	(0.18)	(1.65)	(1.83)	8.77
2007	15.39	0.17	4.08	4.25	(0.11)	(0.92)	(1.03)	18.61
R-5 shares
2011	11.28	0.11	(0.97)	(0.86)	(0.14)	—	(0.14)	10.28
2010	10.28	0.11	1.03	1.14	(0.14)	—	(0.14)	11.28
2009	8.77	0.12	1.62	1.74	(0.23)	—	(0.23)	10.28
2008	18.62	0.23	(8.24)	(8.01)	(0.19)	(1.65)	(1.84)	8.77
2007	15.40	0.18	4.08	4.26	(0.12)	(0.92)	(1.04)	18.62

250

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Interest Expense Fees)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

(8.45)%	$4,972	1.97%(b)	N/A	0.48%	90.5%
10.53	6,727	1.97 (b)	N/A	0.43	103.4
19.63	6,204	2.00 (b)	1.99	0.74	102.4
(47.90)	3,137	1.98	N/A	1.03	123.6
28.53	4,613	1.96	N/A	0.44	91.1

(8.35)	5,052	1.84 (b)	N/A	0.55	90.5
10.72	10,031	1.84 (b)	N/A	0.53	103.4
19.73	11,435	1.87 (b)	1.86	0.86	102.4
(47.83)	7,877	1.85	N/A	1.09	123.6
28.69	18,566	1.83	N/A	0.62	91.1

(8.15)	10,939	1.66 (b)	N/A	0.75	90.5
10.90	13,026	1.66 (b)	N/A	0.74	103.4
19.95	12,634	1.69 (b)	1.68	1.07	102.4
(47.71)	9,728	1.67	N/A	1.23	123.6
28.88	23,869	1.65	N/A	0.82	91.1

(7.96)	11,057	1.47 (b)	N/A	0.90	90.5
11.13	14,358	1.47 (b)	N/A	0.95	103.4
20.10	13,714	1.50 (b)	1.49	1.27	102.4
(47.60)	9,358	1.48	N/A	1.51	123.6
29.15	17,374	1.46	N/A	1.06	91.1

(7.79)	8,738	1.35 (b)	N/A	0.93	90.5
11.21	25,067	1.35 (b)	N/A	1.07	103.4
20.39	22,619	1.38 (b)	1.37	1.36	102.4
(47.57)	17,108	1.36	N/A	1.59	123.6
29.30	36,555	1.34	N/A	1.12	91.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Reflects Manager's contractual expense limit.

251

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
LARGECAP BLEND FUND II
R-1 shares
2011	$8.95	$0.03	$0.42	$0.45	$–	$–	$–	$9.40
2010	7.90	0.03	1.07	1.10	(0.05)	—	(0.05)	8.95
2009	7.17	0.05	0.73	0.78	(0.05)	—	(0.05)	7.90
2008	12.37	0.03	(4.19)	(4.16)	—	(1.04)	(1.04)	7.17
2007	11.34	0.01	1.61	1.62	(0.02)	(0.57)	(0.59)	12.37
R-2 shares
2011	8.90	0.04	0.42	0.46	(0.01)	—	(0.01)	9.35
2010	7.85	0.04	1.07	1.11	(0.06)	—	(0.06)	8.90
2009	7.10	0.06	0.73	0.79	(0.04)	—	(0.04)	7.85
2008	12.27	0.04	(4.15)	(4.11)	(0.02)	(1.04)	(1.06)	7.10
2007	11.25	0.03	1.59	1.62	(0.03)	(0.57)	(0.60)	12.27
R-3 shares
2011	8.94	0.06	0.41	0.47	(0.03)	—	(0.03)	9.38
2010	7.88	0.05	1.08	1.13	(0.07)	—	(0.07)	8.94
2009	7.15	0.08	0.72	0.80	(0.07)	—	(0.07)	7.88
2008	12.34	0.06	(4.17)	(4.11)	(0.04)	(1.04)	(1.08)	7.15
2007	11.32	0.05	1.59	1.64	(0.05)	(0.57)	(0.62)	12.34
R-4 shares
2011	9.00	0.08	0.42	0.50	(0.05)	—	(0.05)	9.45
2010	7.93	0.07	1.08	1.15	(0.08)	—	(0.08)	9.00
2009	7.20	0.09	0.73	0.82	(0.09)	—	(0.09)	7.93
2008	12.42	0.08	(4.20)	(4.12)	(0.06)	(1.04)	(1.10)	7.20
2007	11.39	0.07	1.61	1.68	(0.08)	(0.57)	(0.65)	12.42
R-5 shares
2011	8.99	0.09	0.41	0.50	(0.05)	—	(0.05)	9.44
2010	7.92	0.08	1.08	1.16	(0.09)	—	(0.09)	8.99
2009	7.19	0.10	0.72	0.82	(0.09)	—	(0.09)	7.92
2008	12.40	0.09	(4.19)	(4.10)	(0.07)	(1.04)	(1.11)	7.19
2007	11.37	0.08	1.61	1.69	(0.09)	(0.57)	(0.66)	12.40

252

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

5.03%	$2,976	1.61%(b)	0.29%	43.7%
13.97	3,297	1.62 (b)	0.30	36.2
11.10	3,337	1.63 (b)	0.75	79.8
(36.43)	2,511	1.63	0.32	60.0
14.81	3,426	1.62	0.08	53.2

5.12	8,374	1.48 (b)	0.43	43.7
14.12	14,969	1.49 (b)	0.43	36.2
11.27	15,413	1.50 (b)	0.91	79.8
(36.39)	13,952	1.50	0.46	60.0
15.01	30,709	1.49	0.24	53.2

5.22	21,931	1.30 (b)	0.60	43.7
14.41	25,154	1.31 (b)	0.60	36.2
11.43	21,135	1.32 (b)	1.12	79.8
(36.23)	21,349	1.32	0.63	60.0
15.12	29,848	1.31	0.43	53.2

5.52	14,417	1.11 (b)	0.79	43.7
14.56	13,836	1.12 (b)	0.80	36.2
11.63	13,463	1.13 (b)	1.27	79.8
(36.11)	11,356	1.13	0.84	60.0
15.34	17,260	1.12	0.57	53.2

5.59	21,778	0.99 (b)	0.90	43.7
14.75	21,473	1.00 (b)	0.92	36.2
11.68	25,707	1.01 (b)	1.40	79.8
(36.00)	24,446	1.01	0.95	60.0
15.52	55,239	1.00	0.71	53.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Reflects Manager's contractual expense limit.

253

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Tax Return of Capital Distribution	Total Dividends and Distributions	Net Asset Value, End of Period
LARGECAP GROWTH FUND
R-1 shares
2011	$7.42	($0.05)	$0.35	$0.30	$–	$–	$–	$–	$7.72
2010	6.17	(0.06)	1.31	1.25	—	—	—	—	7.42
2009	6.00	(0.04)	0.21	0.17	—	—	—	—	6.17
2008	9.85	(0.03)	(3.65)	(3.68)	—	(0.15)	(0.02)	(0.17)	6.00
2007	7.71	(0.03)	2.27	2.24	—	(0.10)	—	(0.10)	9.85
R-2 shares
2011	7.46	(0.04)	0.35	0.31	—	—	—	—	7.77
2010	6.20	(0.05)	1.31	1.26	—	—	—	—	7.46
2009	6.03	(0.03)	0.20	0.17	—	—	—	—	6.20
2008	9.88	(0.02)	(3.66)	(3.68)	—	(0.15)	(0.02)	(0.17)	6.03
2007	7.72	(0.02)	2.28	2.26	—	(0.10)	—	(0.10)	9.88
R-3 shares
2011	7.92	(0.03)	0.37	0.34	—	—	—	—	8.26
2010	6.52	(0.04)	1.44	1.40	—	—	—	—	7.92
2009	6.32	(0.02)	0.22	0.20	—	—	—	—	6.52
2008	10.34	—	(3.85)	(3.85)	—	(0.15)	(0.02)	(0.17)	6.32
2007	8.07	—	2.38	2.38	(0.01)	(0.10)	—	(0.11)	10.34
R-4 shares
2011	7.83	(0.01)	0.37	0.36	—	—	—	—	8.19
2010	6.48	(0.02)	1.37	1.35	—	—	—	—	7.83
2009	6.28	(0.01)	0.21	0.20	—	—	—	—	6.48
2008	10.25	0.01	(3.81)	(3.80)	—	(0.15)	(0.02)	(0.17)	6.28
2007	8.01	0.01	2.35	2.36	(0.02)	(0.10)	—	(0.12)	10.25
R-5 shares
2011	7.75	—	0.36	0.36	—	—	—	—	8.11
2010	6.41	(0.01)	1.35	1.34	—	—	—	—	7.75
2009	6.20	—	0.21	0.21	—	—	—	—	6.41
2008	10.12	0.03	(3.76)	(3.73)	(0.02)	(0.15)	(0.02)	(0.19)	6.20
2007	7.91	0.02	2.32	2.34	(0.03)	(0.10)	—	(0.13)	10.12

254

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

4.04%	$15,012	1.52%	(0.64)%	64.8%
20.26	17,427	1.52	(0.82)	65.5
2.83	10,130	1.53	(0.65)	86.5
(38.01)	9,129	1.50	(0.34)	88.8
29.37	12,562	1.47	(0.36)	113.1 (b)

4.16	9,353	1.39	(0.51)	64.8
20.32	17,137	1.39	(0.69)	65.5
2.82	16,407	1.40	(0.50)	86.5
(37.89)	15,819	1.37	(0.20)	88.8
29.59	24,502	1.34	(0.21)	113.1 (b)

4.29	38,490	1.21	(0.33)	64.8
21.47 (c)	52,360	1.21	(0.52)	65.5
3.16	56,773	1.22	(0.34)	86.5
(37.85)	48,883	1.19	(0.03)	88.8
29.79	59,749	1.16	(0.05)	113.1 (b)

4.60	22,675	1.02	(0.13)	64.8
20.83	30,517	1.02	(0.33)	65.5
3.18	35,761	1.03	(0.13)	86.5
(37.67)	28,378	1.00	0.14	88.8
29.90	25,974	0.97	0.15	113.1 (b)

4.65	124,763	0.90	(0.02)	64.8
20.90	130,991	0.90	(0.20)	65.5
3.39	74,628	0.91	(0.02)	86.5
(37.58)	66,974	0.88	0.29	88.8
30.07	96,875	0.86	0.24	113.1 (b)

(a)	Calculated based on average shares outstanding during the period.
(b)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM Growth Fund.
(c)	In March, 2010, the Class experienced a significant one time gain of approximately $0.06/share as the result of a settlement in an SEC administrative proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

255

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
LARGECAP GROWTH FUND I
R-1 shares
2011	$8.25	($0.06)	$0.78	$0.72	$–	$–	$–	$8.97
2010	6.75	(0.05)	1.55	1.50	—	—	—	8.25
2009	5.28	(0.04)	1.51	1.47	—	—	—	6.75
2008	9.38	(0.07)	(3.63)	(3.70)	—	(0.40)	(0.40)	5.28
2007	8.22	(0.05)	1.58	1.53	—	(0.37)	(0.37)	9.38
R-2 shares
2011	8.07	(0.05)	0.76	0.71	—	—	—	8.78
2010	6.59	(0.04)	1.52	1.48	—	—	—	8.07
2009	5.15	(0.03)	1.47	1.44	—	—	—	6.59
2008	9.15	(0.06)	(3.54)	(3.60)	—	(0.40)	(0.40)	5.15
2007	8.02	(0.04)	1.54	1.50	—	(0.37)	(0.37)	9.15
R-3 shares
2011	8.38	(0.04)	0.79	0.75	—	—	—	9.13
2010	6.82	(0.03)	1.59	1.56	—	—	—	8.38
2009	5.33	(0.02)	1.51	1.49	—	—	—	6.82
2008	9.43	(0.04)	(3.66)	(3.70)	—	(0.40)	(0.40)	5.33
2007	8.24	(0.02)	1.58	1.56	—	(0.37)	(0.37)	9.43
R-4 shares
2011	8.38	(0.02)	0.79	0.77	—	—	—	9.15
2010	6.82	(0.02)	1.58	1.56	—	—	—	8.38
2009	5.31	(0.01)	1.52	1.51	—	—	—	6.82
2008	9.39	(0.03)	(3.65)	(3.68)	—	(0.40)	(0.40)	5.31
2007	8.19	(0.01)	1.59	1.58	(0.01)	(0.37)	(0.38)	9.39
R-5 shares
2011	8.51	(0.01)	0.81	0.80	—	—	—	9.31
2010	6.91	(0.01)	1.61	1.60	—	—	—	8.51
2009	5.38	(0.01)	1.54	1.53	—	—	—	6.91
2008	9.50	(0.02)	(3.70)	(3.72)	—	(0.40)	(0.40)	5.38
2007	8.28	—	1.61	1.61	(0.02)	(0.37)	(0.39)	9.50

256

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

8.73%	$3,664	1.49%(c)	– %	(0.71)%	52.0%
22.22	2,882	1.52	1.57	(0.73)	49.8
27.84	1,717	1.61 (c)	—	(0.71)	98.9
(41.05)	1,049	1.61	—	(0.88)	64.5
19.29	1,480	1.61	—	(0.62)	47.7

8.80	9,498	1.36 (c)	—	(0.58)	52.0
22.46	7,759	1.39	1.44	(0.60)	49.8
27.96	9,273	1.48 (c)	—	(0.58)	98.9
(40.99)	7,234	1.48	—	(0.75)	64.5
19.41	18,098	1.48	—	(0.45)	47.7

8.95	59,494	1.18 (c)	—	(0.40)	52.0
22.87	31,002	1.21	1.26	(0.42)	49.8
27.95	13,590	1.30 (c)	—	(0.40)	98.9
(40.83)	13,763	1.30	—	(0.56)	64.5
19.62	26,373	1.30	—	(0.26)	47.7

9.19	29,668	0.99 (c)	—	(0.23)	52.0
22.87	12,655	1.02	1.07	(0.22)	49.8
28.44	4,213	1.11 (c)	—	(0.20)	98.9
(40.78)	3,767	1.11	—	(0.38)	64.5
19.97	6,315	1.11	—	(0.11)	47.7

9.40	117,302	0.87 (c)	—	(0.09)	52.0
23.15	65,597	0.90	0.95	(0.12)	49.8
28.44	16,770	0.99 (c)	—	(0.09)	98.9
(40.73)	14,195	0.99	—	(0.26)	64.5
20.14	34,416	0.99	—	0.02	47.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Reflects Manager's contractual expense limit.

257

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
LARGECAP GROWTH FUND II
R-1 shares
2011	$7.52	($0.02)	$0.58	$0.56	$–	($0.04)	($0.04)	$8.04
2010	6.58	(0.02)	0.96	0.94	—	—	—	7.52
2009	5.80	(0.02)	0.80	0.78	—	—	—	6.58
2008	9.81	(0.05)	(3.03)	(3.08)	—	(0.93)	(0.93)	5.80
2007	8.86	(0.07)	1.75	1.68	—	(0.73)	(0.73)	9.81
R-2 shares
2011	7.31	(0.01)	0.56	0.55	(0.01)	(0.04)	(0.05)	7.81
2010	6.38	(0.01)	0.94	0.93	—	—	—	7.31
2009	5.62	(0.01)	0.77	0.76	—	—	—	6.38
2008	9.52	(0.04)	(2.93)	(2.97)	—	(0.93)	(0.93)	5.62
2007	8.61	(0.05)	1.69	1.64	—	(0.73)	(0.73)	9.52
R-3 shares
2011	7.45	—	0.57	0.57	(0.03)	(0.04)	(0.07)	7.95
2010	6.49	—	0.96	0.96	—	—	—	7.45
2009	5.71	—	0.78	0.78	—	—	—	6.49
2008	9.65	(0.03)	(2.98)	(3.01)	—	(0.93)	(0.93)	5.71
2007	8.69	(0.03)	1.72	1.69	—	(0.73)	(0.73)	9.65
R-4 shares
2011	7.61	0.02	0.58	0.60	(0.04)	(0.04)	(0.08)	8.13
2010	6.63	0.02	0.97	0.99	(0.01)	—	(0.01)	7.61
2009	5.81	0.01	0.81	0.82	—	—	—	6.63
2008	9.79	(0.01)	(3.04)	(3.05)	—	(0.93)	(0.93)	5.81
2007	8.80	(0.02)	1.74	1.72	—	(0.73)	(0.73)	9.79
R-5 shares
2011	7.67	0.03	0.59	0.62	(0.05)	(0.04)	(0.09)	8.20
2010	6.68	0.03	0.98	1.01	(0.02)	—	(0.02)	7.67
2009	5.87	0.02	0.81	0.83	(0.02)	—	(0.02)	6.68
2008	9.86	—	(3.06)	(3.06)	—	(0.93)	(0.93)	5.87
2007	8.85	(0.01)	1.75	1.74	—	(0.73)	(0.73)	9.86

258

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

7.46%	$1,316	1.81%(b)	(0.25)%	73.7%
14.29	1,473	1.80 (b)	(0.26)	70.8
13.45	1,472	1.81 (b)	(0.34)	140.0
(34.60)	889	1.82	(0.65)	132.4
20.42	1,727	1.87	(0.73)	138.3 (c)

7.54	5,215	1.68 (b)	(0.11)	73.7
14.58	7,359	1.67 (b)	(0.13)	70.8
13.52	7,619	1.68 (b)	(0.18)	140.0
(34.50)	7,131	1.69	(0.50)	132.4
20.55	14,150	1.74	(0.56)	138.3 (c)

7.65	9,751	1.50 (b)	0.03	73.7
14.79	8,490	1.49 (b)	0.05	70.8
13.66	9,327	1.50 (b)	(0.02)	140.0
(34.43)	5,857	1.51	(0.32)	132.4
20.96	9,884	1.56	(0.39)	138.3 (c)

7.95	7,458	1.31 (b)	0.25	73.7
14.95	9,396	1.30 (b)	0.24	70.8
14.11	6,499	1.31 (b)	0.19	140.0
(34.34)	6,937	1.32	(0.11)	132.4
21.06	22,117	1.37	(0.20)	138.3 (c)

8.13	15,637	1.19 (b)	0.38	73.7
15.07	24,655	1.18 (b)	0.36	70.8
14.13	17,233	1.19 (b)	0.30	140.0
(34.19)	16,528	1.20	(0.03)	132.4
21.17	24,856	1.25	(0.08)	138.3 (c)

(a)	Calculated based on average shares outstanding during the period.
(b)	Reflects Manager's contractual expense limit.
(c)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Partners LargeCap Growth Fund.

259

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
LARGECAP S&P 500 INDEX FUND
R-1 shares
2011	$8.31	$0.08	$0.50	$0.58	($0.06)	$–	($0.06)	$8.83
2010	7.29	0.08	1.03	1.11	(0.09)	—	(0.09)	8.31
2009	6.81	0.09	0.49	0.58	(0.10)	—	(0.10)	7.29
2008	10.99	0.11	(4.07)	(3.96)	(0.10)	(0.12)	(0.22)	6.81
2007	9.80	0.10	1.20	1.30	(0.08)	(0.03)	(0.11)	10.99
R-2 shares
2011	8.34	0.10	0.49	0.59	(0.05)	—	(0.05)	8.88
2010	7.31	0.09	1.03	1.12	(0.09)	—	(0.09)	8.34
2009	6.84	0.10	0.48	0.58	(0.11)	—	(0.11)	7.31
2008	11.03	0.12	(4.08)	(3.96)	(0.11)	(0.12)	(0.23)	6.84
2007	9.84	0.11	1.20	1.31	(0.09)	(0.03)	(0.12)	11.03
R-3 shares
2011	8.35	0.11	0.50	0.61	(0.07)	—	(0.07)	8.89
2010	7.32	0.11	1.03	1.14	(0.11)	—	(0.11)	8.35
2009	6.85	0.11	0.49	0.60	(0.13)	—	(0.13)	7.32
2008	11.06	0.14	(4.10)	(3.96)	(0.13)	(0.12)	(0.25)	6.85
2007	9.86	0.13	1.21	1.34	(0.11)	(0.03)	(0.14)	11.06
R-4 shares
2011	8.38	0.13	0.50	0.63	(0.09)	—	(0.09)	8.92
2010	7.34	0.12	1.04	1.16	(0.12)	—	(0.12)	8.38
2009	6.89	0.12	0.48	0.60	(0.15)	—	(0.15)	7.34
2008	11.11	0.15	(4.10)	(3.95)	(0.15)	(0.12)	(0.27)	6.89
2007	9.91	0.15	1.21	1.36	(0.13)	(0.03)	(0.16)	11.11
R-5 shares
2011	8.44	0.14	0.50	0.64	(0.10)	—	(0.10)	8.98
2010	7.39	0.13	1.05	1.18	(0.13)	—	(0.13)	8.44
2009	6.93	0.13	0.49	0.62	(0.16)	—	(0.16)	7.39
2008	11.17	0.17	(4.13)	(3.96)	(0.16)	(0.12)	(0.28)	6.93
2007	9.96	0.17	1.21	1.38	(0.14)	(0.03)	(0.17)	11.17

260

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

6.94%	$16,169	1.04%	0.95%	4.3%
15.32	16,843	1.04	1.02	8.0
8.71	12,677	1.04	1.35	7.6
(36.75)	7,825	1.04	1.19	8.2
13.43	13,456	1.03	0.94	5.6

7.05	36,188	0.91	1.09	4.3
15.47	47,540	0.91	1.15	8.0
8.82	47,447	0.91	1.55	7.6
(36.62)	41,405	0.91	1.32	8.2
13.52	70,976	0.90	1.10	5.6

7.31	127,726	0.73	1.26	4.3
15.61	115,162	0.73	1.34	8.0
9.13	136,863	0.73	1.72	7.6
(36.59)	118,216	0.73	1.49	8.2
13.80	181,330	0.72	1.27	5.6

7.51	120,723	0.54	1.45	4.3
15.88	106,514	0.54	1.51	8.0
9.18	83,855	0.54	1.90	7.6
(36.39)	67,528	0.54	1.67	8.2
13.94	63,469	0.53	1.45	5.6

7.58	224,128	0.42	1.57	4.3
16.03	190,814	0.42	1.63	8.0
9.31	173,787	0.42	2.02	7.6
(36.30)	139,495	0.42	1.81	8.2
14.11	250,112	0.41	1.59	5.6

(a)	Calculated based on average shares outstanding during the period.

261

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
LARGECAP VALUE FUND
R-1 shares
2011	$8.72	$0.05	$0.50	$0.55	($0.04)	$–	($0.04)	$9.23
2010	7.79	0.06	0.99	1.05	(0.12)	—	(0.12)	8.72
2009	7.88	0.11	(0.07)	0.04	(0.13)	—	(0.13)	7.79
2008	13.44	0.15	(4.55)	(4.40)	(0.12)	(1.04)	(1.16)	7.88
2007	13.02	0.13	1.00	1.13	(0.11)	(0.60)	(0.71)	13.44
R-2 shares
2011	8.74	0.07	0.49	0.56	(0.05)	—	(0.05)	9.25
2010	7.80	0.07	0.98	1.05	(0.11)	—	(0.11)	8.74
2009	7.88	0.12	(0.06)	0.06	(0.14)	—	(0.14)	7.80
2008	13.45	0.17	(4.57)	(4.40)	(0.13)	(1.04)	(1.17)	7.88
2007	13.03	0.16	0.99	1.15	(0.13)	(0.60)	(0.73)	13.45
R-3 shares
2011	8.72	0.08	0.49	0.57	(0.03)	—	(0.03)	9.26
2010	7.78	0.09	0.98	1.07	(0.13)	—	(0.13)	8.72
2009	7.87	0.12	(0.05)	0.07	(0.16)	—	(0.16)	7.78
2008	13.44	0.18	(4.56)	(4.38)	(0.15)	(1.04)	(1.19)	7.87
2007	13.02	0.17	1.00	1.17	(0.15)	(0.60)	(0.75)	13.44
R-4 shares
2011	8.74	0.10	0.49	0.59	(0.09)	—	(0.09)	9.24
2010	7.79	0.10	0.99	1.09	(0.14)	—	(0.14)	8.74
2009	7.89	0.15	(0.07)	0.08	(0.18)	—	(0.18)	7.79
2008	13.46	0.20	(4.56)	(4.36)	(0.17)	(1.04)	(1.21)	7.89
2007	13.04	0.20	1.00	1.20	(0.18)	(0.60)	(0.78)	13.46
R-5 shares
2011	8.81	0.11	0.51	0.62	(0.11)	—	(0.11)	9.32
2010	7.85	0.12	0.98	1.10	(0.14)	—	(0.14)	8.81
2009	7.95	0.15	(0.06)	0.09	(0.19)	—	(0.19)	7.85
2008	13.55	0.22	(4.59)	(4.37)	(0.19)	(1.04)	(1.23)	7.95
2007	13.12	0.21	1.01	1.22	(0.19)	(0.60)	(0.79)	13.55

262

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

6.32%	$1,191	1.31%	0.57%	130.9%
13.51	1,300	1.32	0.75	192.9
0.70	1,420	1.33	1.49	170.2
(35.65)	647	1.33	1.40	132.1
9.04	1,010	1.32	1.00	100.3

6.45	2,131	1.18	0.70	130.9
13.56	3,191	1.19	0.87	192.9
0.94	3,025	1.20	1.62	170.2
(35.63)	1,735	1.20	1.58	132.1
9.18	3,608	1.19	1.18	100.3

6.59	2,700	1.00	0.89	130.9
13.86	3,466	1.01	1.13	192.9
1.10	5,783	1.02	1.74	170.2
(35.53)	1,969	1.02	1.73	132.1
9.39	3,258	1.01	1.32	100.3

6.80	2,275	0.81	1.06	130.9
14.09	2,289	0.82	1.24	192.9
1.23	2,009	0.83	2.04	170.2
(35.36)	1,438	0.83	1.91	132.1
9.60	1,928	0.82	1.49	100.3

6.99	4,363	0.69	1.19	130.9
14.16	5,627	0.70	1.38	192.9
1.31	7,054	0.71	2.09	170.2
(35.26)	3,015	0.71	2.06	132.1
9.75	9,482	0.70	1.62	100.3

(a)	Calculated based on average shares outstanding during the period.

263

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
LARGECAP VALUE FUND I
R-1 shares
2011	$10.00	$0.06	$0.37	$0.43	($0.06)	$–	($0.06)	$10.37
2010	9.08	0.04	0.95	0.99	(0.07)	—	(0.07)	10.00
2009	8.70	0.08	0.39	0.47	(0.09)	—	(0.09)	9.08
2008	14.90	0.12	(5.92)	(5.80)	(0.07)	(0.33)	(0.40)	8.70
2007	13.65	0.07	1.46	1.53	—	(0.28)	(0.28)	14.90
R-2 shares
2011	9.98	0.08	0.37	0.45	(0.04)	—	(0.04)	10.39
2010	9.04	0.06	0.94	1.00	(0.06)	—	(0.06)	9.98
2009	8.68	0.09	0.38	0.47	(0.11)	—	(0.11)	9.04
2008	14.86	0.13	(5.90)	(5.77)	(0.08)	(0.33)	(0.41)	8.68
2007	13.62	0.09	1.45	1.54	(0.02)	(0.28)	(0.30)	14.86
R-3 shares
2011	10.00	0.09	0.38	0.47	(0.08)	—	(0.08)	10.39
2010	9.07	0.07	0.95	1.02	(0.09)	—	(0.09)	10.00
2009	8.71	0.10	0.39	0.49	(0.13)	—	(0.13)	9.07
2008	14.91	0.15	(5.91)	(5.76)	(0.11)	(0.33)	(0.44)	8.71
2007	13.66	0.12	1.46	1.58	(0.05)	(0.28)	(0.33)	14.91
R-4 shares
2011	10.01	0.12	0.37	0.49	(0.11)	—	(0.11)	10.39
2010	9.08	0.09	0.94	1.03	(0.10)	—	(0.10)	10.01
2009	8.73	0.11	0.40	0.51	(0.16)	—	(0.16)	9.08
2008	14.95	0.17	(5.93)	(5.76)	(0.13)	(0.33)	(0.46)	8.73
2007	13.69	0.14	1.47	1.61	(0.07)	(0.28)	(0.35)	14.95
R-5 shares
2011	10.05	0.13	0.38	0.51	(0.12)	—	(0.12)	10.44
2010	9.10	0.10	0.95	1.05	(0.10)	—	(0.10)	10.05
2009	8.74	0.12	0.40	0.52	(0.16)	—	(0.16)	9.10
2008	14.98	0.19	(5.95)	(5.76)	(0.15)	(0.33)	(0.48)	8.74
2007	13.72	0.16	1.47	1.63	(0.09)	(0.28)	(0.37)	14.98

264

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

4.24%	$4,025	1.64%(b)	0.58%	95.4%
10.89	5,335	1.64 (b)	0.41	73.6
5.59	4,784	1.66 (b)	0.93	114.5
(39.94)	3,370	1.67	0.95	52.1
11.45	5,520	1.67	0.52	35.8

4.53	2,158	1.51 (b)	0.72	95.4
11.04	4,021	1.51 (b)	0.58	73.6
5.64	5,336	1.53 (b)	1.12	114.5
(39.83)	4,848	1.54	1.08	52.1
11.54	6,886	1.54	0.64	35.8

4.65	3,168	1.33 (b)	0.89	95.4
11.27	5,526	1.33 (b)	0.73	73.6
5.85	5,509	1.35 (b)	1.27	114.5
(39.72)	4,422	1.36	1.25	52.1
11.79	7,005	1.36	0.82	35.8

4.86	3,400	1.14 (b)	1.09	95.4
11.38	4,096	1.14 (b)	0.91	73.6
6.11	3,486	1.16 (b)	1.41	114.5
(39.64)	2,386	1.17	1.46	52.1
12.05	2,571	1.17	0.98	35.8

5.06	2,399	1.02 (b)	1.20	95.4
11.60	6,332	1.02 (b)	1.08	73.6
6.29	9,613	1.04 (b)	1.51	114.5
(39.62)	5,745	1.05	1.58	52.1
12.15	9,406	1.05	1.13	35.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Reflects Manager's contractual expense limit.

265

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
LARGECAP VALUE FUND III
R-1 shares
2011	$9.63	$0.05	$0.17	$0.22	($0.06)	$–	($0.06)	$9.79
2010	8.61	0.05	1.05	1.10	(0.08)	—	(0.08)	9.63
2009	8.40	0.09	0.24	0.33	(0.12)	—	(0.12)	8.61
2008	15.75	0.19	(6.43)	(6.24)	(0.17)	(0.94)	(1.11)	8.40
2007	15.46	0.14	0.97	1.11	(0.11)	(0.71)	(0.82)	15.75
R-2 shares
2011	9.59	0.07	0.17	0.24	(0.07)	—	(0.07)	9.76
2010	8.58	0.06	1.04	1.10	(0.09)	—	(0.09)	9.59
2009	8.35	0.10	0.25	0.35	(0.12)	—	(0.12)	8.58
2008	15.66	0.21	(6.40)	(6.19)	(0.18)	(0.94)	(1.12)	8.35
2007	15.38	0.17	0.95	1.12	(0.13)	(0.71)	(0.84)	15.66
R-3 shares
2011	9.93	0.09	0.18	0.27	(0.07)	—	(0.07)	10.13
2010	8.86	0.08	1.07	1.15	(0.08)	—	(0.08)	9.93
2009	8.64	0.12	0.25	0.37	(0.15)	—	(0.15)	8.86
2008	16.16	0.24	(6.62)	(6.38)	(0.20)	(0.94)	(1.14)	8.64
2007	15.84	0.20	0.98	1.18	(0.15)	(0.71)	(0.86)	16.16
R-4 shares
2011	9.66	0.11	0.16	0.27	(0.11)	—	(0.11)	9.82
2010	8.63	0.09	1.05	1.14	(0.11)	—	(0.11)	9.66
2009	8.43	0.13	0.24	0.37	(0.17)	—	(0.17)	8.63
2008	15.80	0.26	(6.46)	(6.20)	(0.23)	(0.94)	(1.17)	8.43
2007	15.51	0.22	0.97	1.19	(0.19)	(0.71)	(0.90)	15.80
R-5 shares
2011	9.71	0.12	0.16	0.28	(0.12)	—	(0.12)	9.87
2010	8.68	0.10	1.05	1.15	(0.12)	—	(0.12)	9.71
2009	8.47	0.14	0.25	0.39	(0.18)	—	(0.18)	8.68
2008	15.88	0.27	(6.49)	(6.22)	(0.25)	(0.94)	(1.19)	8.47
2007	15.58	0.24	0.98	1.22	(0.21)	(0.71)	(0.92)	15.88

266

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

2.22%	$2,821	1.66%(b)	0.53%	70.9%
12.79	4,179	1.65 (b)	0.50	80.6
4.17	4,470	1.66 (b)	1.19	98.7
(42.45)	4,834	1.65	1.57	55.3
7.36	8,782	1.64	0.90	29.2

2.43	9,411	1.53 (b)	0.67	70.9
12.83	15,933	1.52 (b)	0.64	80.6
4.36	19,786	1.53 (b)	1.35	98.7
(42.36)	25,923	1.52	1.72	55.3
7.48	63,577	1.51	1.07	29.2

2.67	13,446	1.35 (b)	0.85	70.9
13.05	23,390	1.34 (b)	0.83	80.6
4.48	34,970	1.35 (b)	1.55	98.7
(42.26)	60,137	1.34	1.90	55.3
7.69	139,292	1.33	1.24	29.2

2.74	10,525	1.16 (b)	1.04	70.9
13.32	13,028	1.15 (b)	1.02	80.6
4.71	20,289	1.16 (b)	1.70	98.7
(42.16)	23,519	1.15	2.12	55.3
7.90	59,964	1.14	1.40	29.2

2.86	10,476	1.04 (b)	1.15	70.9
13.38	22,321	1.03 (b)	1.13	80.6
4.92	32,818	1.04 (b)	1.81	98.7
(42.13)	47,854	1.03	2.21	55.3
8.06	136,082	1.02	1.54	29.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Reflects Manager's contractual expense limit.

267

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
MIDCAP BLEND FUND
R-1 shares
2011	$12.65	($0.04)	$1.58	$1.54	($0.08)	($0.49)	($0.57)	$13.62
2010	10.17	0.05	2.45	2.50	(0.02)	—	(0.02)	12.65
2009	9.34	(0.03)	1.38	1.35	—	(0.52)	(0.52)	10.17
2008	15.73	(0.07)	(4.84)	(4.91)	—	(1.48)	(1.48)	9.34
2007	14.73	(0.07)	2.49	2.42	—	(1.42)	(1.42)	15.73
R-2 shares
2011	12.71	(0.03)	1.59	1.56	(0.12)	(0.49)	(0.61)	13.66
2010	10.21	0.07	2.46	2.53	(0.03)	—	(0.03)	12.71
2009	9.36	(0.02)	1.39	1.37	—	(0.52)	(0.52)	10.21
2008	15.74	(0.05)	(4.85)	(4.90)	—	(1.48)	(1.48)	9.36
2007	14.71	(0.05)	2.50	2.45	—	(1.42)	(1.42)	15.74
R-3 shares
2011	12.93	—	1.61	1.61	(0.14)	(0.49)	(0.63)	13.91
2010	10.38	0.08	2.51	2.59	(0.04)	—	(0.04)	12.93
2009	9.48	—	1.42	1.42	—	(0.52)	(0.52)	10.38
2008	15.91	(0.03)	(4.92)	(4.95)	—	(1.48)	(1.48)	9.48
2007	14.83	(0.03)	2.53	2.50	—	(1.42)	(1.42)	15.91
R-4 shares
2011	13.21	0.02	1.66	1.68	(0.17)	(0.49)	(0.66)	14.23
2010	10.59	0.10	2.57	2.67	(0.05)	—	(0.05)	13.21
2009	9.65	0.02	1.44	1.46	—	(0.52)	(0.52)	10.59
2008	16.13	—	(5.00)	(5.00)	—	(1.48)	(1.48)	9.65
2007	15.02	—	2.56	2.56	(0.03)	(1.42)	(1.45)	16.13
R-5 shares
2011	13.09	0.04	1.65	1.69	(0.17)	(0.49)	(0.66)	14.12
2010	10.50	0.11	2.55	2.66	(0.07)	—	(0.07)	13.09
2009	9.56	0.03	1.43	1.46	—	(0.52)	(0.52)	10.50
2008	15.98	0.02	(4.96)	(4.94)	—	(1.48)	(1.48)	9.56
2007	14.90	0.02	2.52	2.54	(0.04)	(1.42)	(1.46)	15.98

268

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

12.57%	$1,985	1.51%	(0.32)%	33.2%
24.64	2,261	1.52	0.40	26.7
15.99	1,879	1.53	(0.33)	12.9
(34.27)	954	1.53	(0.53)	26.8
17.66	1,323	1.52	(0.49)	30.6

12.66	8,697	1.38	(0.21)	33.2
24.81	5,421	1.39	0.56	26.7
16.18	4,048	1.40	(0.19)	12.9
(34.18)	2,552	1.40	(0.40)	26.8
17.90	3,312	1.39	(0.34)	30.6

12.85	20,680	1.20	(0.03)	33.2
25.01	18,958	1.21	0.72	26.7
16.51	11,000	1.22	(0.01)	12.9
(34.12)	7,650	1.22	(0.21)	26.8
18.12	10,101	1.21	(0.17)	30.6

13.08	44,862	1.01	0.16	33.2
25.32	9,201	1.02	0.86	26.7
16.65	8,038	1.03	0.19	12.9
(33.95)	4,998	1.03	(0.03)	26.8
18.29	6,618	1.02	0.03	30.6

13.34	50,417	0.89	0.28	33.2
25.42	36,636	0.90	0.96	26.7
16.82	15,132	0.91	0.31	12.9
(33.89)	10,606	0.91	0.12	26.8
18.39	26,379	0.90	0.15	30.6

(a)	Calculated based on average shares outstanding during the period.

269

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return
MIDCAP GROWTH FUND
R-1 shares
2011	$6.73	($0.09)	$0.74	$0.65	$–	$–	$7.38	9.66%
2010	5.31	(0.07)	1.49	1.42	—	—	6.73	26.74
2009	5.24	(0.06)	0.13	0.07	—	—	5.31	1.34
2008	8.64	(0.06)	(2.77)	(2.83)	(0.57)	(0.57)	5.24	(35.13)
2007	6.56	(0.07)	2.15	2.08	—	—	8.64	31.71
R-2 shares
2011	6.92	(0.08)	0.77	0.69	—	—	7.61	9.97
2010	5.46	(0.06)	1.52	1.46	—	—	6.92	26.74
2009	5.38	(0.05)	0.13	0.08	—	—	5.46	1.49
2008	8.84	(0.06)	(2.83)	(2.89)	(0.57)	(0.57)	5.38	(35.01)
2007	6.71	(0.06)	2.19	2.13	—	—	8.84	31.74
R-3 shares
2011	7.07	(0.07)	0.78	0.71	—	—	7.78	10.04
2010	5.57	(0.05)	1.55	1.50	—	—	7.07	26.93
2009	5.47	(0.05)	0.15	0.10	—	—	5.57	1.83
2008	8.96	(0.04)	(2.88)	(2.92)	(0.57)	(0.57)	5.47	(34.86)
2007	6.79	(0.05)	2.22	2.17	—	—	8.96	31.96
R-4 shares
2011	7.19	(0.05)	0.79	0.74	—	—	7.93	10.29
2010	5.65	(0.04)	1.58	1.54	—	—	7.19	27.26
2009	5.54	(0.03)	0.14	0.11	—	—	5.65	1.99
2008	9.07	(0.03)	(2.93)	(2.96)	(0.57)	(0.57)	5.54	(34.88)
2007	6.85	(0.03)	2.25	2.22	—	—	9.07	32.41
R-5 shares
2011	7.29	(0.05)	0.81	0.76	—	—	8.05	10.43
2010	5.72	(0.04)	1.61	1.57	—	—	7.29	27.45
2009	5.60	(0.03)	0.15	0.12	—	—	5.72	2.14
2008	9.15	(0.02)	(2.96)	(2.98)	(0.57)	(0.57)	5.60	(34.79)
2007	6.91	(0.03)	2.27	2.24	—	—	9.15	32.42

270

Financial Highlights (Continued)

Principal Funds, Inc.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$1,441	1.55%	(1.18)%	155.1%
1,158	1.56	(1.12)	214.7
1,109	1.55	(1.15)	227.2
658	1.59	(0.88)	161.7
272	1.53	(0.95)	153.9

3,331	1.42	(1.04)	155.1
3,152	1.43	(0.99)	214.7
2,390	1.42	(1.02)	227.2
625	1.46	(0.74)	161.7
731	1.40	(0.81)	153.9

6,698	1.24	(0.86)	155.1
7,430	1.25	(0.75)	214.7
10,722	1.24	(0.86)	227.2
1,699	1.28	(0.57)	161.7
1,582	1.22	(0.61)	153.9

9,194	1.05	(0.67)	155.1
8,584	1.06	(0.62)	214.7
6,889	1.05	(0.64)	227.2
4,010	1.09	(0.40)	161.7
428	1.03	(0.44)	153.9

33,603	0.93	(0.55)	155.1
33,306	0.94	(0.55)	214.7
8,446	0.93	(0.52)	227.2
2,561	0.97	(0.24)	161.7
4,651	0.91	(0.34)	153.9

(a)	Calculated based on average shares outstanding during the period.

271

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return
MIDCAP GROWTH FUND III
R-1 shares
2011	$9.07	($0.10)	$0.98	$0.88	$–	$–	$9.95	9.70%
2010	7.11	(0.08)	2.04	1.96	—	—	9.07	27.57
2009	6.13	(0.07)	1.05	0.98	—	—	7.11	15.99
2008	11.88	(0.11)	(4.87)	(4.98)	(0.77)	(0.77)	6.13	(44.75)
2007	9.39	(0.13)	2.90	2.77	(0.28)	(0.28)	11.88	30.22
R-2 shares
2011	9.21	(0.08)	0.98	0.90	—	—	10.11	9.77
2010	7.21	(0.07)	2.07	2.00	—	—	9.21	27.74
2009	6.21	(0.06)	1.06	1.00	—	—	7.21	16.10
2008	12.01	(0.10)	(4.93)	(5.03)	(0.77)	(0.77)	6.21	(44.68)
2007	9.47	(0.12)	2.94	2.82	(0.28)	(0.28)	12.01	30.50
R-3 shares
2011	9.53	(0.07)	1.02	0.95	—	—	10.48	9.97
2010	7.45	(0.06)	2.14	2.08	—	—	9.53	27.92
2009	6.41	(0.05)	1.09	1.04	—	—	7.45	16.22
2008	12.35	(0.09)	(5.08)	(5.17)	(0.77)	(0.77)	6.41	(44.58)
2007	9.72	(0.10)	3.01	2.91	(0.28)	(0.28)	12.35	30.65
R-4 shares
2011	9.57	(0.05)	1.03	0.98	—	—	10.55	10.24
2010	7.47	(0.04)	2.14	2.10	—	—	9.57	28.11
2009	6.42	(0.03)	1.08	1.05	—	—	7.47	16.36
2008	12.34	(0.07)	(5.08)	(5.15)	(0.77)	(0.77)	6.42	(44.45)
2007	9.69	(0.09)	3.02	2.93	(0.28)	(0.28)	12.34	30.96
R-5 shares
2011	9.73	(0.04)	1.05	1.01	—	—	10.74	10.38
2010	7.58	(0.04)	2.19	2.15	—	—	9.73	28.36
2009	6.51	(0.03)	1.10	1.07	—	—	7.58	16.44
2008	12.49	(0.06)	(5.15)	(5.21)	(0.77)	(0.77)	6.51	(44.39)
2007	9.79	(0.07)	3.05	2.98	(0.28)	(0.28)	12.49	31.16

272

Financial Highlights (Continued)

Principal Funds, Inc.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$4,645	1.83%(b)	(0.94)%	107.8%
5,095	1.84 (b)	(1.01)	98.1
4,498	1.86 (b)	(1.04)	126.2
775	1.88	(1.21)	167.3
871	1.88	(1.30)	144.9

7,782	1.70 (b)	(0.77)	107.8
11,680	1.71 (b)	(0.88)	98.1
10,939	1.73 (b)	(0.90)	126.2
7,120	1.75	(1.06)	167.3
14,941	1.75	(1.16)	144.9

32,650	1.52 (b)	(0.64)	107.8
38,227	1.53 (b)	(0.70)	98.1
31,998	1.55 (b)	(0.72)	126.2
23,848	1.57	(0.89)	167.3
32,810	1.57	(0.98)	144.9

33,364	1.33 (b)	(0.45)	107.8
32,907	1.34 (b)	(0.51)	98.1
27,501	1.36 (b)	(0.53)	126.2
17,117	1.38	(0.70)	167.3
27,327	1.38	(0.80)	144.9

35,709	1.21 (b)	(0.34)	107.8
22,341	1.22 (b)	(0.41)	98.1
14,817	1.24 (b)	(0.41)	126.2
9,461	1.26	(0.57)	167.3
20,495	1.26	(0.67)	144.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Reflects Manager's contractual expense limit.

273

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
MIDCAP S&P 400 INDEX FUND
R-1 shares
2011	$12.94	$0.03	$0.93	$0.96	($0.03)	($0.13)	($0.16)	$13.74
2010	10.31	0.04	2.65	2.69	(0.06)	—	(0.06)	12.94
2009	9.50	0.05	1.37	1.42	(0.06)	(0.55)	(0.61)	10.31
2008	16.18	0.07	(5.68)	(5.61)	(0.06)	(1.01)	(1.07)	9.50
2007	14.47	0.07	2.16	2.23	(0.05)	(0.47)	(0.52)	16.18
R-2 shares
2011	13.16	0.05	0.95	1.00	(0.04)	(0.13)	(0.17)	13.99
2010	10.47	0.06	2.70	2.76	(0.07)	—	(0.07)	13.16
2009	9.64	0.07	1.38	1.45	(0.07)	(0.55)	(0.62)	10.47
2008	16.39	0.09	(5.75)	(5.66)	(0.08)	(1.01)	(1.09)	9.64
2007	14.66	0.10	2.17	2.27	(0.07)	(0.47)	(0.54)	16.39
R-3 shares
2011	13.19	0.07	0.95	1.02	(0.07)	(0.13)	(0.20)	14.01
2010	10.49	0.08	2.71	2.79	(0.09)	—	(0.09)	13.19
2009	9.68	0.08	1.38	1.46	(0.10)	(0.55)	(0.65)	10.49
2008	16.45	0.12	(5.78)	(5.66)	(0.10)	(1.01)	(1.11)	9.68
2007	14.71	0.12	2.19	2.31	(0.10)	(0.47)	(0.57)	16.45
R-4 shares
2011	13.21	0.10	0.95	1.05	(0.09)	(0.13)	(0.22)	14.04
2010	10.51	0.10	2.70	2.80	(0.10)	—	(0.10)	13.21
2009	9.70	0.10	1.39	1.49	(0.13)	(0.55)	(0.68)	10.51
2008	16.49	0.14	(5.79)	(5.65)	(0.13)	(1.01)	(1.14)	9.70
2007	14.74	0.15	2.20	2.35	(0.13)	(0.47)	(0.60)	16.49
R-5 shares
2011	13.28	0.12	0.95	1.07	(0.10)	(0.13)	(0.23)	14.12
2010	10.55	0.12	2.72	2.84	(0.11)	—	(0.11)	13.28
2009	9.74	0.11	1.38	1.49	(0.13)	(0.55)	(0.68)	10.55
2008	16.55	0.16	(5.81)	(5.65)	(0.15)	(1.01)	(1.16)	9.74
2007	14.79	0.17	2.21	2.38	(0.15)	(0.47)	(0.62)	16.55

274

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

7.43%	$9,042	1.04%	0.18%	15.8%
26.17	8,529	1.05	0.36	17.5
16.71	6,267	1.05	0.56	32.9
(37.01)	3,900	1.05	0.53	33.0
15.86	5,940	1.03	0.43	36.1

7.55	19,215	0.91	0.31	15.8
26.43	22,947	0.92	0.49	17.5
16.76	18,523	0.92	0.73	32.9
(36.88)	15,114	0.92	0.67	33.0
15.93	26,702	0.90	0.65	36.1

7.68	61,273	0.73	0.49	15.8
26.68	49,027	0.74	0.68	17.5
16.94	39,053	0.74	0.90	32.9
(36.75)	29,043	0.74	0.85	33.0
16.17	44,430	0.72	0.80	36.1

7.94	43,311	0.54	0.68	15.8
26.82	37,573	0.55	0.86	17.5
17.28	25,880	0.55	1.07	32.9
(36.67)	16,573	0.55	1.04	33.0
16.44	16,038	0.53	0.98	36.1

8.08	93,033	0.42	0.80	15.8
27.11	89,087	0.43	0.98	17.5
17.28	74,072	0.43	1.18	32.9
(36.58)	44,422	0.43	1.16	33.0
16.59	68,439	0.41	1.11	36.1

(a)	Calculated based on average shares outstanding during the period.

275

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
MIDCAP VALUE FUND I
R-1 shares
2011	$11.94	($0.02)	$0.45	$0.43	($0.05)	$–	($0.05)	$12.32
2010	9.53	0.05	2.40	2.45	(0.04)	—	(0.04)	11.94
2009	8.40	0.02	1.15	1.17	(0.04)	—	(0.04)	9.53
2008	14.72	0.02	(4.75)	(4.73)	—	(1.59)	(1.59)	8.40
2007	14.04	(0.02)	1.38	1.36	—	(0.68)	(0.68)	14.72
R-2 shares
2011	11.94	—	0.45	0.45	(0.05)	—	(0.05)	12.34
2010	9.54	0.06	2.39	2.45	(0.05)	—	(0.05)	11.94
2009	8.41	0.03	1.16	1.19	(0.06)	—	(0.06)	9.54
2008	14.73	0.04	(4.76)	(4.72)	(0.01)	(1.59)	(1.60)	8.41
2007	14.03	—	1.38	1.38	—	(0.68)	(0.68)	14.73
R-3 shares
2011	12.04	0.02	0.46	0.48	(0.09)	—	(0.09)	12.43
2010	9.61	0.08	2.41	2.49	(0.06)	—	(0.06)	12.04
2009	8.46	0.04	1.17	1.21	(0.06)	—	(0.06)	9.61
2008	14.82	0.06	(4.80)	(4.74)	(0.03)	(1.59)	(1.62)	8.46
2007	14.09	0.03	1.39	1.42	(0.01)	(0.68)	(0.69)	14.82
R-4 shares
2011	12.08	0.05	0.44	0.49	(0.11)	—	(0.11)	12.46
2010	9.63	0.10	2.42	2.52	(0.07)	—	(0.07)	12.08
2009	8.50	0.06	1.16	1.22	(0.09)	—	(0.09)	9.63
2008	14.86	0.08	(4.80)	(4.72)	(0.05)	(1.59)	(1.64)	8.50
2007	14.13	0.05	1.39	1.44	(0.03)	(0.68)	(0.71)	14.86
R-5 shares
2011	12.12	0.06	0.46	0.52	(0.12)	—	(0.12)	12.52
2010	9.66	0.11	2.43	2.54	(0.08)	—	(0.08)	12.12
2009	8.53	0.07	1.16	1.23	(0.10)	—	(0.10)	9.66
2008	14.91	0.09	(4.81)	(4.72)	(0.07)	(1.59)	(1.66)	8.53
2007	14.17	0.08	1.39	1.47	(0.05)	(0.68)	(0.73)	14.91

276

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

3.59%	$5,985	1.85%(b)	(0.14)%	80.3%
25.75	7,222	1.85 (b)	0.43	83.6
14.02	5,741	1.86 (b)	0.22	95.7
(35.80)	3,050	1.88	0.17	88.9
9.94	4,008	1.87	(0.12)	81.8

3.79	15,380	1.72 (b)	0.01	80.3
25.77	19,875	1.72 (b)	0.56	83.6
14.29	15,242	1.73 (b)	0.30	95.7
(35.73)	5,188	1.75	0.31	88.9
10.09	6,485	1.74	0.02	81.8

3.95	39,064	1.54 (b)	0.17	80.3
26.02	34,752	1.54 (b)	0.76	83.6
14.48	34,211	1.55 (b)	0.47	95.7
(35.68)	11,990	1.57	0.48	88.9
10.32	18,303	1.56	0.19	81.8

4.04	28,916	1.35 (b)	0.36	80.3
26.32	28,066	1.35 (b)	0.93	83.6
14.59	19,074	1.36 (b)	0.71	95.7
(35.45)	9,391	1.38	0.67	88.9
10.51	8,738	1.37	0.37	81.8

4.26	40,902	1.23 (b)	0.47	80.3
26.44	31,022	1.23 (b)	1.04	83.6
14.67	27,117	1.24 (b)	0.79	95.7
(35.39)	10,966	1.26	0.79	88.9
10.69	15,984	1.25	0.51	81.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Reflects Manager's contractual expense limit.

277

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
MIDCAP VALUE FUND III
R-1 shares
2011	$11.34	$0.08	$0.70	$0.78	($0.09)	$–	($0.09)	$12.03
2010	9.26	0.08	2.12	2.20	(0.12)	—	(0.12)	11.34
2009	8.33	0.10	0.93	1.03	(0.10)	—	(0.10)	9.26
2008	14.66	0.09	(5.24)	(5.15)	(0.04)	(1.14)	(1.18)	8.33
2007	14.28	0.03	1.22	1.25	(0.05)	(0.82)	(0.87)	14.66
R-2 shares
2011	11.42	0.08	0.72	0.80	(0.11)	—	(0.11)	12.11
2010	9.31	0.09	2.15	2.24	(0.13)	—	(0.13)	11.42
2009	8.38	0.11	0.93	1.04	(0.11)	—	(0.11)	9.31
2008	14.72	0.10	(5.25)	(5.15)	(0.05)	(1.14)	(1.19)	8.38
2007	14.34	0.05	1.22	1.27	(0.07)	(0.82)	(0.89)	14.72
R-3 shares
2011	11.39	0.10	0.72	0.82	(0.13)	—	(0.13)	12.08
2010	9.28	0.11	2.14	2.25	(0.14)	—	(0.14)	11.39
2009	8.36	0.13	0.92	1.05	(0.13)	—	(0.13)	9.28
2008	14.69	0.12	(5.23)	(5.11)	(0.08)	(1.14)	(1.22)	8.36
2007	14.31	0.08	1.22	1.30	(0.10)	(0.82)	(0.92)	14.69
R-4 shares
2011	11.29	0.13	0.71	0.84	(0.15)	—	(0.15)	11.98
2010	9.18	0.13	2.12	2.25	(0.14)	—	(0.14)	11.29
2009	8.28	0.15	0.91	1.06	(0.16)	—	(0.16)	9.18
2008	14.57	0.14	(5.19)	(5.05)	(0.10)	(1.14)	(1.24)	8.28
2007	14.21	0.11	1.20	1.31	(0.13)	(0.82)	(0.95)	14.57
R-5 shares
2011	11.36	0.14	0.71	0.85	(0.16)	—	(0.16)	12.05
2010	9.25	0.15	2.12	2.27	(0.16)	—	(0.16)	11.36
2009	8.36	0.15	0.92	1.07	(0.18)	—	(0.18)	9.25
2008	14.69	0.15	(5.22)	(5.07)	(0.12)	(1.14)	(1.26)	8.36
2007	14.31	0.12	1.22	1.34	(0.14)	(0.82)	(0.96)	14.69

278

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

6.88%	$332	1.55%(b)	0.63%	86.4%
23.90	520	1.56 (b)	0.73	92.4
12.67	435	1.55	1.25	111.4
(38.02)	273	1.56	0.75	86.0
9.03	277	1.53	0.22	99.9

6.97	981	1.42 (b)	0.68	86.4
24.22	1,455	1.43 (b)	0.88	92.4
12.64	1,325	1.42	1.39	111.4
(37.85)	970	1.43	0.84	86.0
9.12	1,602	1.40	0.36	99.9

7.23	1,834	1.24 (b)	0.85	86.4
24.38	1,758	1.25 (b)	1.03	92.4
12.88	1,244	1.24	1.64	111.4
(37.75)	1,317	1.25	1.02	86.0
9.37	2,365	1.22	0.53	99.9

7.46	1,049	1.05 (b)	1.07	86.4
24.66	1,252	1.06 (b)	1.24	92.4
13.17	1,368	1.05	1.90	111.4
(37.67)	1,719	1.06	1.22	86.0
9.50	2,358	1.03	0.74	99.9

7.52	5,595	0.93 (b)	1.18	86.4
24.74	6,425	0.94 (b)	1.39	92.4
13.22	9,344	0.93	1.83	111.4
(37.56)	5,430	0.94	1.33	86.0
9.71	5,367	0.91	0.84	99.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Reflects Manager's contractual expense limit.

279

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)
MONEY MARKET FUND
R-1 shares
2011	$1.00	$–	$–	$–	$–	$1.00	0.00%	$8,697
2010	1.00	—	—	—	—	1.00	0.00	9,818
2009	1.00	—	—	—	—	1.00	0.20	10,048
2008	1.00	0.02	0.02	(0.02)	(0.02)	1.00	2.26	11,194
2007	1.00	0.04	0.04	(0.04)	(0.04)	1.00	4.20	3,568
R-2 shares
2011	1.00	—	—	—	—	1.00	0.00	21,196
2010	1.00	—	—	—	—	1.00	0.00	25,705
2009	1.00	—	—	—	—	1.00	0.24	24,008
2008	1.00	0.02	0.02	(0.02)	(0.02)	1.00	2.40	32,085
2007	1.00	0.04	0.04	(0.04)	(0.04)	1.00	4.32	14,987
R-3 shares
2011	1.00	—	—	—	—	1.00	0.00	46,976
2010	1.00	—	—	—	—	1.00	0.00	56,225
2009	1.00	—	—	—	—	1.00	0.29	68,340
2008	1.00	0.03	0.03	(0.03)	(0.03)	1.00	2.58	85,636
2007	1.00	0.04	0.04	(0.04)	(0.04)	1.00	4.54	22,245
R-4 shares
2011	1.00	—	—	—	—	1.00	0.00	24,168
2010	1.00	—	—	—	—	1.00	0.00	22,874
2009	1.00	—	—	—	—	1.00	0.36	26,260
2008	1.00	0.03	0.03	(0.03)	(0.03)	1.00	2.78	30,868
2007	1.00	0.05	0.05	(0.05)	(0.05)	1.00	4.72	13,941
R-5 shares
2011	1.00	—	—	—	—	1.00	0.00	90,762
2010	1.00	—	—	—	—	1.00	0.00	135,169
2009	1.00	—	—	—	—	1.00	0.41	148,260
2008	1.00	0.03	0.03	(0.03)	(0.03)	1.00	2.90	158,425
2007	1.00	0.05	0.05	(0.05)	(0.05)	1.00	4.83	86,072

280

Financial Highlights (Continued)

Principal Funds, Inc.

Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets

0.28%	1.28%	0.00%
0.35	1.28	0.00
0.81	1.31	0.20
1.27	—	2.00
1.27	—	4.07

0.28	1.15	0.00
0.35	1.15	0.00
0.80	1.18	0.28
1.14	—	2.23
1.14	—	4.21

0.28	0.97	0.00
0.35	0.97	0.00
0.74	1.00	0.29
0.96	—	2.29
0.96	—	4.39

0.28	0.78	0.00
0.35	0.78	0.00
0.67	0.81	0.38
0.77	—	2.55
0.77	—	4.59

0.29	0.66	0.00
0.35	0.66	0.00
0.60	0.69	0.40
0.65	—	2.63
0.65	—	4.70

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.

281

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
PRINCIPAL CAPITAL APPRECIATION FUND
R-1 shares
2011	$37.42	$0.08	$2.24	$2.32	($0.45)	($1.11)	($1.56)	$38.18
2010(b)	35.15	0.05	2.22	2.27	—	—	—	37.42
R-2 shares
2011	37.44	0.14	2.25	2.39	(0.46)	(1.11)	(1.57)	38.26
2010(b)	35.15	0.53	1.76	2.29	—	—	—	37.44
R-3 shares
2011	37.49	0.21	2.25	2.46	(0.53)	(1.11)	(1.64)	38.31
2010(b)	35.15	0.02	2.32	2.34	—	—	—	37.49
R-4 shares
2011	37.53	0.31	2.23	2.54	(0.54)	(1.11)	(1.65)	38.42
2010(b)	35.15	0.11	2.27	2.38	—	—	—	37.53
R-5 shares
2011	37.57	0.37	2.22	2.59	(0.55)	(1.11)	(1.66)	38.50
2010(b)	35.15	0.15	2.27	2.42	—	—	—	37.57

282

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

6.22%	$1,585	1.39%	0.22%	12.7%
6.46 (c)	245	1.47 (d)	0.21 (d)	15.3 (d)

6.41	1,840	1.26	0.36	12.7
6.51 (c)	82	1.34 (d)	2.28 (d)	15.3 (d)

6.59	7,551	1.08	0.54	12.7
6.66 (c)	1,084	1.16 (d)	0.07 (d)	15.3 (d)

6.80	7,661	0.89	0.81	12.7
6.77 (c)	2,816	0.97 (d)	0.46 (d)	15.3 (d)

6.91	17,231	0.77	0.94	12.7
6.88 (c)	11,504	0.85 (d)	0.64 (d)	15.3 (d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Period from March 1, 2010, date operations commenced, through October 31, 2010.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.

283

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
PRINCIPAL LIFETIME 2010 FUND
R-1 shares
2011	$11.03	$0.19	$0.21	$0.40	($0.19)	$–	($0.19)	$11.24
2010	9.77	0.20	1.31	1.51	(0.25)	—	(0.25)	11.03
2009	9.14	0.19	1.02	1.21	(0.28)	(0.30)	(0.58)	9.77
2008	14.08	0.35	(4.69)	(4.34)	(0.37)	(0.23)	(0.60)	9.14
2007	13.15	0.30	1.00	1.30	(0.30)	(0.07)	(0.37)	14.08
R-2 shares
2011	11.02	0.22	0.19	0.41	(0.21)	—	(0.21)	11.22
2010	9.75	0.22	1.30	1.52	(0.25)	—	(0.25)	11.02
2009	9.10	0.21	1.01	1.22	(0.27)	(0.30)	(0.57)	9.75
2008	14.02	0.40	(4.70)	(4.30)	(0.39)	(0.23)	(0.62)	9.10
2007	13.10	0.32	0.99	1.31	(0.32)	(0.07)	(0.39)	14.02
R-3 shares
2011	11.03	0.22	0.21	0.43	(0.22)	—	(0.22)	11.24
2010	9.76	0.23	1.31	1.54	(0.27)	—	(0.27)	11.03
2009	9.13	0.22	1.01	1.23	(0.30)	(0.30)	(0.60)	9.76
2008	14.07	0.41	(4.71)	(4.30)	(0.41)	(0.23)	(0.64)	9.13
2007	13.14	0.34	1.00	1.34	(0.34)	(0.07)	(0.41)	14.07
R-4 shares
2011	11.07	0.25	0.20	0.45	(0.25)	—	(0.25)	11.27
2010	9.79	0.25	1.32	1.57	(0.29)	—	(0.29)	11.07
2009	9.16	0.23	1.01	1.24	(0.31)	(0.30)	(0.61)	9.79
2008	14.10	0.44	(4.71)	(4.27)	(0.44)	(0.23)	(0.67)	9.16
2007	13.17	0.37	0.99	1.36	(0.36)	(0.07)	(0.43)	14.10
R-5 shares
2011	11.10	0.28	0.18	0.46	(0.26)	—	(0.26)	11.30
2010	9.81	0.28	1.31	1.59	(0.30)	—	(0.30)	11.10
2009	9.18	0.25	1.00	1.25	(0.32)	(0.30)	(0.62)	9.81
2008	14.13	0.45	(4.72)	(4.27)	(0.45)	(0.23)	(0.68)	9.18
2007	13.20	0.38	1.00	1.38	(0.38)	(0.07)	(0.45)	14.13

284

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

3.63%	$21,110	0.92%	1.65%	16.4%
15.66	24,103	0.92	1.96	36.2
14.39	22,134	0.97	2.22	28.4
(32.07)	16,907	1.01	2.93	12.7
10.10	14,507	1.00	2.20	14.7

3.70	30,298	0.79	1.91	16.4
15.84	42,654	0.79	2.13	36.2
14.57	41,310	0.84	2.43	28.4
(31.97)	37,240	0.88	3.39	12.7
10.21	53,760	0.87	2.39	14.7

3.95	81,172	0.61	1.98	16.4
16.09	96,491	0.61	2.29	36.2
14.69	93,186	0.66	2.60	28.4
(31.88)	75,999	0.70	3.48	12.7
10.45	87,602	0.69	2.53	14.7

4.09	77,085	0.42	2.17	16.4
16.34	80,377	0.42	2.45	36.2
14.88	70,260	0.47	2.65	28.4
(31.67)	47,919	0.51	3.66	12.7
10.64	59,244	0.50	2.71	14.7

4.16	115,406	0.30	2.44	16.4
16.52	145,309	0.30	2.72	36.2
14.99	166,419	0.35	2.90	28.4
(31.60)	140,387	0.39	3.75	12.7
10.76	152,317	0.38	2.83	14.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.

285

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
PRINCIPAL LIFETIME 2015 FUND
R-1 shares
2011	$9.52	$0.14	$0.17	$0.31	($0.15)	($0.20)	($0.35)	$9.48
2010	8.34	0.12	1.22	1.34	(0.16)	—	(0.16)	9.52
2009	7.44	0.08	0.95	1.03	(0.13)	—	(0.13)	8.34
2008(d)	10.00	0.05	(2.61)	(2.56)	—	—	—	7.44
R-2 shares
2011	9.54	0.14	0.18	0.32	(0.15)	(0.20)	(0.35)	9.51
2010	8.35	0.14	1.22	1.36	(0.17)	—	(0.17)	9.54
2009	7.45	0.10	0.93	1.03	(0.13)	—	(0.13)	8.35
2008(d)	10.00	0.07	(2.62)	(2.55)	—	—	—	7.45
R-3 shares
2011	9.57	0.16	0.18	0.34	(0.17)	(0.20)	(0.37)	9.54
2010	8.37	0.15	1.22	1.37	(0.17)	—	(0.17)	9.57
2009	7.46	0.12	0.92	1.04	(0.13)	—	(0.13)	8.37
2008(d)	10.00	0.07	(2.61)	(2.54)	—	—	—	7.46
R-4 shares
2011	9.61	0.18	0.19	0.37	(0.19)	(0.20)	(0.39)	9.59
2010	8.40	0.17	1.22	1.39	(0.18)	—	(0.18)	9.61
2009	7.47	0.12	0.95	1.07	(0.14)	—	(0.14)	8.40
2008(d)	10.00	0.08	(2.61)	(2.53)	—	—	—	7.47
R-5 shares
2011	9.63	0.21	0.16	0.37	(0.19)	(0.20)	(0.39)	9.61
2010	8.41	0.19	1.22	1.41	(0.19)	—	(0.19)	9.63
2009	7.47	0.14	0.94	1.08	(0.14)	—	(0.14)	8.41
2008(d)	10.00	0.09	(2.62)	(2.53)	—	—	—	7.47

286

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

3.22%	$14,925	0.92%	1.47%	14.0%
16.21	13,567	0.92 (c)	1.41	32.0
14.07	8,570	0.96 (c)	1.04	9.1
(25.60) (e)	1,798	1.05 (c),(f)	0.92 (f)	50.1 (f)
3.42	12,704	0.79	1.49	14.0
16.44	11,681	0.79 (c)	1.58	32.0
14.16	7,304	0.83 (c)	1.36	9.1
(25.50) (e)	1,358	0.92 (c),(f)	1.14 (f)	50.1 (f)
3.62	49,584	0.61	1.62	14.0
16.58	38,096	0.61 (c)	1.73	32.0
14.27	21,602	0.65 (c)	1.55	9.1
(25.40) (e)	7,835	0.74 (c),(f)	1.27 (f)	50.1 (f)

3.84	57,060	0.42	1.85	14.0
16.80	42,226	0.42 (c)	1.88	32.0
14.60	28,026	0.46 (c)	1.54	9.1
(25.30) (e)	5,653	0.55 (c),(f)	1.37 (f)	50.1 (f)
3.92	36,237	0.30	2.12	14.0
16.99	33,843	0.30 (c)	2.09	32.0
14.73	23,592	0.34 (c)	1.88	9.1
(25.30) (e)	8,400	0.43 (c),(f)	1.50 (f)	50.1 (f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Reflects Manager's contractual expense limit.
(d)	Period from February 29, 2008, date operations commenced, through October 31, 2008.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.

287

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
PRINCIPAL LIFETIME 2020 FUND
R-1 shares
2011	$11.36	$0.15	$0.18	$0.33	($0.16)	$–	($0.16)	$11.53
2010	9.96	0.16	1.46	1.62	(0.22)	—	(0.22)	11.36
2009	9.25	0.17	1.11	1.28	(0.21)	(0.36)	(0.57)	9.96
2008	15.00	0.31	(5.44)	(5.13)	(0.33)	(0.29)	(0.62)	9.25
2007	13.62	0.23	1.53	1.76	(0.29)	(0.09)	(0.38)	15.00
R-2 shares
2011	11.33	0.18	0.17	0.35	(0.18)	—	(0.18)	11.50
2010	9.93	0.18	1.44	1.62	(0.22)	—	(0.22)	11.33
2009	9.20	0.19	1.10	1.29	(0.20)	(0.36)	(0.56)	9.93
2008	14.93	0.35	(5.44)	(5.09)	(0.35)	(0.29)	(0.64)	9.20
2007	13.56	0.28	1.49	1.77	(0.31)	(0.09)	(0.40)	14.93
R-3 shares
2011	11.36	0.19	0.19	0.38	(0.20)	—	(0.20)	11.54
2010	9.96	0.20	1.44	1.64	(0.24)	—	(0.24)	11.36
2009	9.24	0.20	1.11	1.31	(0.23)	(0.36)	(0.59)	9.96
2008	14.99	0.37	(5.45)	(5.08)	(0.38)	(0.29)	(0.67)	9.24
2007	13.61	0.29	1.51	1.80	(0.33)	(0.09)	(0.42)	14.99
R-4 shares
2011	11.39	0.21	0.18	0.39	(0.22)	—	(0.22)	11.56
2010	9.98	0.21	1.46	1.67	(0.26)	—	(0.26)	11.39
2009	9.26	0.21	1.12	1.33	(0.25)	(0.36)	(0.61)	9.98
2008	15.02	0.38	(5.45)	(5.07)	(0.40)	(0.29)	(0.69)	9.26
2007	13.64	0.31	1.52	1.83	(0.36)	(0.09)	(0.45)	15.02
R-5 shares
2011	11.42	0.24	0.17	0.41	(0.23)	—	(0.23)	11.60
2010	10.00	0.24	1.45	1.69	(0.27)	—	(0.27)	11.42
2009	9.28	0.23	1.11	1.34	(0.26)	(0.36)	(0.62)	10.00
2008	15.05	0.40	(5.46)	(5.06)	(0.42)	(0.29)	(0.71)	9.28
2007	13.67	0.32	1.52	1.84	(0.37)	(0.09)	(0.46)	15.05

288

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

2.93%	$58,270	0.91%	1.30%	8.8%
16.43	58,931	0.92	1.56	32.0
15.05	50,924	0.97	1.98	15.7
(35.55)	35,642	1.00	2.51	7.1
13.16	35,530	1.00	1.64	15.1

3.05	80,491	0.78	1.54	8.8
16.54	107,791	0.79	1.70	32.0
15.34	94,161	0.84	2.19	15.7
(35.51)	78,445	0.87	2.84	7.1
13.29	107,765	0.87	2.02	15.1

3.32	227,897	0.60	1.58	8.8
16.70	234,218	0.61	1.91	32.0
15.53	212,779	0.66	2.33	15.7
(35.38)	159,254	0.69	2.95	7.1
13.53	175,110	0.69	2.09	15.1

3.44	227,971	0.41	1.77	8.8
16.97	216,623	0.42	2.00	32.0
15.73	167,470	0.47	2.41	15.7
(35.25)	110,340	0.50	3.06	7.1
13.71	121,196	0.50	2.21	15.1

3.61	341,102	0.29	2.05	8.8
17.14	365,913	0.30	2.25	32.0
15.84	356,589	0.35	2.63	15.7
(35.16)	267,795	0.38	3.24	7.1
13.83	299,458	0.38	2.26	15.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.

289

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
PRINCIPAL LIFETIME 2025 FUND
R-1 shares
2011	$9.30	$0.10	$0.16	$0.26	($0.12)	($0.14)	($0.26)	$9.30
2010	8.10	0.10	1.24	1.34	(0.14)	—	(0.14)	9.30
2009	7.22	0.06	0.94	1.00	(0.12)	—	(0.12)	8.10
2008(d)	10.00	0.02	(2.80)	(2.78)	—	—	—	7.22
R-2 shares
2011	9.31	0.10	0.18	0.28	(0.13)	(0.14)	(0.27)	9.32
2010	8.11	0.11	1.24	1.35	(0.15)	—	(0.15)	9.31
2009	7.23	0.08	0.94	1.02	(0.14)	—	(0.14)	8.11
2008(d)	10.00	0.03	(2.80)	(2.77)	—	—	—	7.23
R-3 shares
2011	9.34	0.12	0.18	0.30	(0.15)	(0.14)	(0.29)	9.35
2010	8.13	0.12	1.25	1.37	(0.16)	—	(0.16)	9.34
2009	7.23	0.10	0.93	1.03	(0.13)	—	(0.13)	8.13
2008(d)	10.00	0.04	(2.81)	(2.77)	—	—	—	7.23
R-4 shares
2011	9.39	0.14	0.17	0.31	(0.16)	(0.14)	(0.30)	9.40
2010	8.16	0.13	1.27	1.40	(0.17)	—	(0.17)	9.39
2009	7.25	0.09	0.96	1.05	(0.14)	—	(0.14)	8.16
2008(d)	10.00	0.05	(2.80)	(2.75)	—	—	—	7.25
R-5 shares
2011	9.41	0.16	0.17	0.33	(0.17)	(0.14)	(0.31)	9.43
2010	8.18	0.16	1.24	1.40	(0.17)	—	(0.17)	9.41
2009	7.26	0.13	0.92	1.05	(0.13)	—	(0.13)	8.18
2008(d)	10.00	0.06	(2.80)	(2.74)	—	—	—	7.26

290

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

2.81%	$15,335	0.92%	1.10%	12.7%
16.74	14,338	0.92 (c)	1.16	25.2
14.22	8,486	0.96 (c)	0.87	8.5
(27.80) (e)	1,871	1.05 (c),(f)	0.35 (f)	21.3 (f)

3.02	15,375	0.79	1.07	12.7
16.79	11,582	0.79 (c)	1.23	25.2
14.41	6,788	0.83 (c)	1.07	8.5
(27.70) (e)	1,000	0.92 (c),(f)	0.65 (f)	21.3 (f)

3.22	62,421	0.61	1.27	12.7
16.98	47,011	0.61 (c)	1.41	25.2
14.60	23,811	0.65 (c)	1.35	8.5
(27.70) (e)	8,787	0.74 (c),(f)	0.67 (f)	21.3 (f)

3.33	53,261	0.42	1.49	12.7
17.31	42,079	0.42 (c)	1.55	25.2
14.77	23,462	0.46 (c)	1.25	8.5
(27.50) (e)	5,224	0.55 (c),(f)	0.80 (f)	21.3 (f)

3.53	56,588	0.30	1.69	12.7
17.36	47,050	0.30 (c)	1.87	25.2
14.86	31,597	0.34 (c)	1.87	8.5
(27.40) (e)	14,713	0.43 (c),(f)	0.90 (f)	21.3 (f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Reflects Manager's contractual expense limit.
(d)	Period from February 29, 2008, date operations commenced, through October 31, 2008.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.

291

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
PRINCIPAL LIFETIME 2030 FUND
R-1 shares
2011	$11.16	$0.12	$0.20	$0.32	($0.13)	$–	($0.13)	$11.35
2010	9.70	0.14	1.50	1.64	(0.18)	—	(0.18)	11.16
2009	8.99	0.14	1.09	1.23	(0.16)	(0.36)	(0.52)	9.70
2008	15.15	0.28	(5.80)	(5.52)	(0.32)	(0.32)	(0.64)	8.99
2007	13.51	0.18	1.81	1.99	(0.25)	(0.10)	(0.35)	15.15
R-2 shares
2011	11.17	0.14	0.19	0.33	(0.14)	—	(0.14)	11.36
2010	9.70	0.16	1.50	1.66	(0.19)	—	(0.19)	11.17
2009	8.97	0.15	1.10	1.25	(0.16)	(0.36)	(0.52)	9.70
2008	15.13	0.33	(5.83)	(5.50)	(0.34)	(0.32)	(0.66)	8.97
2007	13.49	0.23	1.78	2.01	(0.27)	(0.10)	(0.37)	15.13
R-3 shares
2011	11.21	0.15	0.21	0.36	(0.16)	—	(0.16)	11.41
2010	9.74	0.18	1.49	1.67	(0.20)	—	(0.20)	11.21
2009	9.02	0.17	1.09	1.26	(0.18)	(0.36)	(0.54)	9.74
2008	15.20	0.33	(5.83)	(5.50)	(0.36)	(0.32)	(0.68)	9.02
2007	13.55	0.24	1.81	2.05	(0.30)	(0.10)	(0.40)	15.20
R-4 shares
2011	11.49	0.18	0.20	0.38	(0.18)	—	(0.18)	11.69
2010	9.97	0.19	1.55	1.74	(0.22)	—	(0.22)	11.49
2009	9.22	0.18	1.13	1.31	(0.20)	(0.36)	(0.56)	9.97
2008	15.52	0.36	(5.95)	(5.59)	(0.39)	(0.32)	(0.71)	9.22
2007	13.83	0.28	1.83	2.11	(0.32)	(0.10)	(0.42)	15.52
R-5 shares
2011	11.26	0.21	0.18	0.39	(0.20)	—	(0.20)	11.45
2010	9.77	0.21	1.51	1.72	(0.23)	—	(0.23)	11.26
2009	9.05	0.19	1.10	1.29	(0.21)	(0.36)	(0.57)	9.77
2008	15.25	0.37	(5.85)	(5.48)	(0.40)	(0.32)	(0.72)	9.05
2007	13.59	0.27	1.83	2.10	(0.34)	(0.10)	(0.44)	15.25

292

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

2.85%	$50,502	0.91%	1.00%	10.7%
17.11	50,109	0.92	1.34	32.1
14.91	41,365	0.97	1.66	9.5
(37.94)	27,323	1.01	2.25	6.6
15.07	28,841	1.00	1.24	15.5

2.94	79,776	0.78	1.22	10.7
17.27	99,779	0.79	1.52	32.1
15.16	88,072	0.84	1.83	9.5
(37.91)	67,038	0.88	2.67	6.6
15.25	98,270	0.87	1.64	15.5

3.21	208,383	0.60	1.30	10.7
17.40	222,202	0.61	1.73	32.1
15.32	193,474	0.66	2.00	9.5
(37.75)	141,078	0.70	2.69	6.6
15.45	161,519	0.69	1.70	15.5

3.33	199,240	0.41	1.50	10.7
17.67	194,301	0.42	1.83	32.1
15.52	153,804	0.47	2.10	9.5
(37.64)	103,030	0.51	2.82	6.6
15.65	117,390	0.50	1.95	15.5

3.42	305,169	0.29	1.78	10.7
17.85	337,439	0.30	2.06	32.1
15.68	316,224	0.35	2.23	9.5
(37.57)	213,626	0.39	2.99	6.6
15.85	234,264	0.38	1.91	15.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.

293

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
PRINCIPAL LIFETIME 2035 FUND
R-1 shares
2011	$9.18	$0.08	$0.17	$0.25	($0.09)	($0.16)	($0.25)	$9.18
2010	7.96	0.08	1.26	1.34	(0.12)	—	(0.12)	9.18
2009	7.10	0.04	0.94	0.98	(0.12)	—	(0.12)	7.96
2008(d)	10.00	(0.01)	(2.89)	(2.90)	—	—	—	7.10
R-2 shares
2011	9.18	0.08	0.19	0.27	(0.10)	(0.16)	(0.26)	9.19
2010	7.96	0.09	1.26	1.35	(0.13)	—	(0.13)	9.18
2009	7.10	0.03	0.96	0.99	(0.13)	—	(0.13)	7.96
2008(d)	10.00	0.01	(2.91)	(2.90)	—	—	—	7.10
R-3 shares
2011	9.23	0.10	0.18	0.28	(0.12)	(0.16)	(0.28)	9.23
2010	7.99	0.11	1.27	1.38	(0.14)	—	(0.14)	9.23
2009	7.10	0.08	0.93	1.01	(0.12)	—	(0.12)	7.99
2008(d)	10.00	0.01	(2.91)	(2.90)	—	—	—	7.10
R-4 shares
2011	9.26	0.13	0.17	0.30	(0.13)	(0.16)	(0.29)	9.27
2010	8.02	0.11	1.27	1.38	(0.14)	—	(0.14)	9.26
2009	7.12	0.09	0.94	1.03	(0.13)	—	(0.13)	8.02
2008(d)	10.00	0.02	(2.90)	(2.88)	—	—	—	7.12
R-5 shares
2011	9.29	0.14	0.17	0.31	(0.14)	(0.16)	(0.30)	9.30
2010	8.04	0.14	1.26	1.40	(0.15)	—	(0.15)	9.29
2009	7.13	0.11	0.93	1.04	(0.13)	—	(0.13)	8.04
2008(d)	10.00	0.03	(2.90)	(2.87)	—	—	—	7.13

294

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

2.68%	$12,855	0.92%	0.85%	6.1%
16.99	11,246	0.92 (c)	0.89	25.0
14.10	6,405	0.97 (c)	0.55	7.0
(29.00) (e)	1,086	1.05 (c),(f)	(0.17) (f)	16.8 (f)

2.89	7,776	0.79	0.89	6.1
17.10	6,266	0.79 (c)	1.03	25.0
14.23	3,378	0.84 (c)	0.46	7.0
(29.00) (e)	555	0.92 (c),(f)	0.14 (f)	16.8 (f)

2.95	44,844	0.61	1.09	6.1
17.37	34,593	0.61 (c)	1.23	25.0
14.61	19,038	0.66 (c)	1.20	7.0
(29.00) (e)	7,368	0.74 (c),(f)	0.17 (f)	16.8 (f)

3.20	36,070	0.42	1.32	6.1
17.43	29,669	0.42 (c)	1.28	25.0
14.77	15,202	0.47 (c)	1.27	7.0
(28.80) (e)	5,606	0.55 (c),(f)	0.30 (f)	16.8 (f)

3.29	35,360	0.30	1.44	6.1
17.62	26,306	0.30 (c)	1.63	25.0
14.91	17,760	0.35 (c)	1.49	7.0
(28.70) (e)	6,829	0.43 (c),(f)	0.40 (f)	16.8 (f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Reflects Manager's contractual expense limit.
(d)	Period from February 29, 2008, date operations commenced, through October 31, 2008.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.

295

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
PRINCIPAL LIFETIME 2040 FUND
R-1 shares
2011	$11.24	$0.10	$0.18	$0.28	($0.10)	$–	($0.10)	$11.42
2010	9.73	0.12	1.54	1.66	(0.15)	—	(0.15)	11.24
2009	9.01	0.11	1.08	1.19	(0.13)	(0.34)	(0.47)	9.73
2008	15.59	0.25	(6.20)	(5.95)	(0.32)	(0.31)	(0.63)	9.01
2007	13.70	0.13	2.10	2.23	(0.24)	(0.10)	(0.34)	15.59
R-2 shares
2011	11.24	0.12	0.18	0.30	(0.11)	—	(0.11)	11.43
2010	9.73	0.14	1.53	1.67	(0.16)	—	(0.16)	11.24
2009	8.99	0.13	1.08	1.21	(0.13)	(0.34)	(0.47)	9.73
2008	15.56	0.31	(6.24)	(5.93)	(0.33)	(0.31)	(0.64)	8.99
2007	13.68	0.20	2.04	2.24	(0.26)	(0.10)	(0.36)	15.56
R-3 shares
2011	11.24	0.13	0.20	0.33	(0.13)	—	(0.13)	11.44
2010	9.73	0.15	1.54	1.69	(0.18)	—	(0.18)	11.24
2009	9.01	0.14	1.08	1.22	(0.16)	(0.34)	(0.50)	9.73
2008	15.59	0.31	(6.22)	(5.91)	(0.36)	(0.31)	(0.67)	9.01
2007	13.70	0.20	2.07	2.27	(0.28)	(0.10)	(0.38)	15.59
R-4 shares
2011	11.27	0.15	0.20	0.35	(0.16)	—	(0.16)	11.46
2010	9.74	0.17	1.55	1.72	(0.19)	—	(0.19)	11.27
2009	9.02	0.14	1.09	1.23	(0.17)	(0.34)	(0.51)	9.74
2008	15.61	0.30	(6.19)	(5.89)	(0.39)	(0.31)	(0.70)	9.02
2007	13.72	0.20	2.10	2.30	(0.31)	(0.10)	(0.41)	15.61
R-5 shares
2011	11.32	0.20	0.17	0.37	(0.17)	—	(0.17)	11.52
2010	9.79	0.18	1.55	1.73	(0.20)	—	(0.20)	11.32
2009	9.06	0.16	1.09	1.25	(0.18)	(0.34)	(0.52)	9.79
2008	15.68	0.36	(6.27)	(5.91)	(0.40)	(0.31)	(0.71)	9.06
2007	13.78	0.24	2.09	2.33	(0.33)	(0.10)	(0.43)	15.68

296

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

2.51%	$33,918	0.91%	0.81%	12.6%
17.26	32,593	0.92	1.12	31.4
14.41	25,814	0.97	1.28	5.8
(39.66)	15,457	1.01	1.99	6.0
16.58	15,053	1.00	0.89	16.5

2.68	45,698	0.78	1.02	12.6
17.33	55,281	0.79	1.31	31.4
14.65	46,331	0.84	1.48	5.8
(39.59)	32,121	0.88	2.44	6.0
16.68	44,449	0.87	1.39	16.5

2.94	122,973	0.60	1.10	12.6
17.50	125,392	0.61	1.47	31.4
14.77	104,315	0.66	1.64	5.8
(39.47)	69,607	0.70	2.49	6.0
16.95	75,682	0.69	1.39	16.5

3.06	111,132	0.41	1.29	12.6
17.87	101,237	0.42	1.67	31.4
14.98	86,178	0.47	1.69	5.8
(39.37)	49,106	0.51	2.41	6.0
17.14	46,791	0.50	1.40	16.5

3.24	177,248	0.29	1.68	12.6
17.89	200,260	0.30	1.74	31.4
15.16	165,669	0.35	1.85	5.8
(39.31)	99,181	0.39	2.80	6.0
17.29	108,005	0.38	1.63	16.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.

297

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
PRINCIPAL LIFETIME 2045 FUND
R-1 shares
2011	$9.05	$0.06	$0.17	$0.23	($0.08)	($0.16)	($0.24)	$9.04
2010	7.82	0.05	1.29	1.34	(0.11)	—	(0.11)	9.05
2009	6.97	0.01	0.96	0.97	(0.12)	—	(0.12)	7.82
2008(d)	10.00	(0.03)	(3.00)	(3.03)	—	—	—	6.97
R-2 shares
2011	9.06	0.07	0.18	0.25	(0.09)	(0.16)	(0.25)	9.06
2010	7.83	0.07	1.28	1.35	(0.12)	—	(0.12)	9.06
2009	6.98	0.03	0.95	0.98	(0.13)	—	(0.13)	7.83
2008(d)	10.00	(0.02)	(3.00)	(3.02)	—	—	—	6.98
R-3 shares
2011	9.10	0.09	0.18	0.27	(0.10)	(0.16)	(0.26)	9.11
2010	7.85	0.10	1.27	1.37	(0.12)	—	(0.12)	9.10
2009	6.99	0.08	0.90	0.98	(0.12)	—	(0.12)	7.85
2008(d)	10.00	(0.01)	(3.00)	(3.01)	—	—	—	6.99
R-4 shares
2011	9.14	0.11	0.18	0.29	(0.12)	(0.16)	(0.28)	9.15
2010	7.88	0.09	1.30	1.39	(0.13)	—	(0.13)	9.14
2009	7.00	0.08	0.92	1.00	(0.12)	—	(0.12)	7.88
2008(d)	10.00	—	(3.00)	(3.00)	—	—	—	7.00
R-5 shares
2011	9.16	0.12	0.18	0.30	(0.13)	(0.16)	(0.29)	9.17
2010	7.90	0.12	1.28	1.40	(0.14)	—	(0.14)	9.16
2009	7.01	0.07	0.95	1.02	(0.13)	—	(0.13)	7.90
2008(d)	10.00	—	(2.99)	(2.99)	—	—	—	7.01

298

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

2.53%	$7,195	0.92%(c)	0.70%	4.5%
17.33	5,821	0.93 (c)	0.65	23.8
14.23	2,675	0.97 (c)	0.18	4.8
(30.30) (e)	350	1.05 (c),(f)	(0.50) (f)	16.2 (f)

2.73	4,130	0.79 (c)	0.71	4.5
17.42	2,780	0.80 (c)	0.79	23.8
14.32	1,160	0.84 (c)	0.38	4.8
(30.20) (e)	139	0.92 (c),(f)	(0.36) (f)	16.2 (f)

2.96	28,181	0.61 (c)	0.96	4.5
17.64	20,005	0.62 (c)	1.16	23.8
14.40	11,557	0.66 (c)	1.21	4.8
(30.10) (e)	4,893	0.74 (c),(f)	(0.13) (f)	16.2 (f)

3.10	16,819	0.42 (c)	1.17	4.5
17.84	12,730	0.43 (c)	1.08	23.8
14.68	5,832	0.47 (c)	1.13	4.8
(30.00) (e)	1,991	0.55 (c),(f)	(0.04) (f)	16.2 (f)

3.19	17,728	0.30 (c)	1.26	4.5
17.91	11,045	0.31 (c)	1.45	23.8
14.87	6,559	0.35 (c)	0.95	4.8
(29.90) (e)	1,592	0.43 (c),(f)	0.08 (f)	16.2 (f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Reflects Manager's contractual expense limit.
(d)	Period from February 29, 2008, date operations commenced, through October 31, 2008.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.

299

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
PRINCIPAL LIFETIME 2050 FUND
R-1 shares
2011	$10.74	$0.08	$0.18	$0.26	($0.09)	$–	($0.09)	$10.91
2010	9.26	0.09	1.52	1.61	(0.13)	—	(0.13)	10.74
2009	8.62	0.08	1.03	1.11	(0.11)	(0.36)	(0.47)	9.26
2008	15.19	0.21	(6.12)	(5.91)	(0.30)	(0.36)	(0.66)	8.62
2007	13.28	0.12	2.11	2.23	(0.21)	(0.11)	(0.32)	15.19
R-2 shares
2011	10.74	0.10	0.17	0.27	(0.09)	—	(0.09)	10.92
2010	9.26	0.11	1.50	1.61	(0.13)	—	(0.13)	10.74
2009	8.61	0.11	1.01	1.12	(0.11)	(0.36)	(0.47)	9.26
2008	15.17	0.29	(6.17)	(5.88)	(0.32)	(0.36)	(0.68)	8.61
2007	13.26	0.20	2.05	2.25	(0.23)	(0.11)	(0.34)	15.17
R-3 shares
2011	10.76	0.11	0.19	0.30	(0.11)	—	(0.11)	10.95
2010	9.27	0.13	1.51	1.64	(0.15)	—	(0.15)	10.76
2009	8.63	0.12	1.01	1.13	(0.13)	(0.36)	(0.49)	9.27
2008	15.20	0.30	(6.16)	(5.86)	(0.35)	(0.36)	(0.71)	8.63
2007	13.29	0.20	2.07	2.27	(0.25)	(0.11)	(0.36)	15.20
R-4 shares
2011	10.80	0.13	0.19	0.32	(0.13)	—	(0.13)	10.99
2010	9.30	0.15	1.51	1.66	(0.16)	—	(0.16)	10.80
2009	8.66	0.13	1.02	1.15	(0.15)	(0.36)	(0.51)	9.30
2008	15.25	0.29	(6.15)	(5.86)	(0.37)	(0.36)	(0.73)	8.66
2007	13.33	0.21	2.10	2.31	(0.28)	(0.11)	(0.39)	15.25
R-5 shares
2011	10.82	0.16	0.18	0.34	(0.15)	—	(0.15)	11.01
2010	9.32	0.15	1.52	1.67	(0.17)	—	(0.17)	10.82
2009	8.67	0.13	1.04	1.17	(0.16)	(0.36)	(0.52)	9.32
2008	15.28	0.34	(6.20)	(5.86)	(0.39)	(0.36)	(0.75)	8.67
2007	13.35	0.20	2.13	2.33	(0.29)	(0.11)	(0.40)	15.28

300

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

2.38%	$14,614	0.92%	0.67%	15.5%
17.49	13,401	0.92	0.90	30.1
14.01	9,869	0.97	1.03	15.2
(40.51)	5,320	1.01	1.71	6.8
17.10	4,967	1.00	0.87	21.2

2.52	20,121	0.79	0.90	15.5
17.55	24,165	0.79	1.13	30.1
14.17	20,114	0.84	1.33	15.2
(40.42)	13,857	0.88	2.39	6.8
17.28	19,012	0.87	1.44	21.2

2.79	46,829	0.61	0.94	15.5
17.82	42,918	0.61	1.30	30.1
14.36	35,212	0.66	1.45	15.2
(40.30)	22,153	0.70	2.44	6.8
17.46	25,931	0.69	1.43	21.2

2.96	45,442	0.42	1.15	15.5
18.05	39,183	0.42	1.50	30.1
14.55	33,076	0.47	1.56	15.2
(40.18)	18,841	0.51	2.40	6.8
17.71	18,918	0.50	1.52	21.2

3.08	72,123	0.30	1.42	15.5
18.11	71,470	0.30	1.55	30.1
14.78	58,596	0.35	1.59	15.2
(40.16)	31,835	0.39	2.78	6.8
17.89	36,041	0.38	1.42	21.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.

301

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
PRINCIPAL LIFETIME 2055 FUND
R-1 shares
2011	$9.02	$0.04	$0.15	$0.19	($0.07)	($0.13)	($0.20)	$9.01
2010	7.80	0.06	1.27	1.33	(0.11)	—	(0.11)	9.02
2009	6.95	0.02	0.95	0.97	(0.12)	—	(0.12)	7.80
2008(d)	10.00	(0.03)	(3.02)	(3.05)	—	—	—	6.95
R-2 shares
2011	9.05	0.07	0.13	0.20	(0.10)	(0.13)	(0.23)	9.02
2010	7.82	0.02	1.33	1.35	(0.12)	—	(0.12)	9.05
2009	6.95	0.03	0.96	0.99	(0.12)	—	(0.12)	7.82
2008(d)	10.00	(0.03)	(3.02)	(3.05)	—	—	—	6.95
R-3 shares
2011	9.09	0.08	0.13	0.21	(0.09)	(0.13)	(0.22)	9.08
2010	7.85	0.09	1.28	1.37	(0.13)	—	(0.13)	9.09
2009	6.96	0.02	0.99	1.01	(0.12)	—	(0.12)	7.85
2008(d)	10.00	(0.02)	(3.02)	(3.04)	—	—	—	6.96
R-4 shares
2011	9.12	0.09	0.15	0.24	(0.11)	(0.13)	(0.24)	9.12
2010	7.88	0.09	1.29	1.38	(0.14)	—	(0.14)	9.12
2009	6.97	0.02	1.01	1.03	(0.12)	—	(0.12)	7.88
2008(d)	10.00	(0.01)	(3.02)	(3.03)	—	—	—	6.97
R-5 shares
2011	9.14	0.11	0.15	0.26	(0.12)	(0.13)	(0.25)	9.15
2010	7.89	0.11	1.28	1.39	(0.14)	—	(0.14)	9.14
2009	6.98	0.09	0.94	1.03	(0.12)	—	(0.12)	7.89
2008(d)	10.00	—	(3.02)	(3.02)	—	—	—	6.98

302

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

2.06%	$868	0.96%(c)	0.48%	22.5%
17.22	532	0.96 (c)	0.76	44.0
14.21	382	0.80 (c)	0.29	34.0
(30.50) (e)	70	1.05 (c),(f)	(0.54) (f)	194.7 (f)

2.16	345	0.83 (c)	0.70	22.5
17.38	398	0.83 (c)	0.26	44.0
14.50	71	0.70 (c)	0.42	34.0
(30.50) (e)	14	0.92 (c),(f)	(0.49) (f)	194.7 (f)

2.33	2,066	0.65 (c)	0.82	22.5
17.54	1,345	0.65 (c)	1.12	44.0
14.77	906	0.52 (c)	0.33	34.0
(30.40) (e)	119	0.74 (c),(f)	(0.30) (f)	194.7 (f)

2.61	2,397	0.46 (c)	0.99	22.5
17.64	1,477	0.46 (c)	1.07	44.0
15.04	764	0.23 (c)	0.33	34.0
(30.30) (e)	28	0.55 (c),(f)	(0.09) (f)	194.7 (f)

2.80	2,023	0.34 (c)	1.17	22.5
17.82	1,398	0.34 (c)	1.30	44.0
15.02	917	0.20 (c)	1.27	34.0
(30.20) (e)	304	0.43 (c),(f)	0.01 (f)	194.7 (f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Reflects Manager's contractual expense limit.
(d)	Period from February 29, 2008, date operations commenced, through October 31, 2008.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.

303

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
R-1 shares
2011	$10.80	$0.25	$0.07	$0.32	($0.25)	$–	($0.25)	$10.87
2010	9.86	0.25	1.00	1.25	(0.31)	—	(0.31)	10.80
2009	9.32	0.22	0.84	1.06	(0.39)	(0.13)	(0.52)	9.86
2008	12.81	0.46	(3.33)	(2.87)	(0.45)	(0.17)	(0.62)	9.32
2007	12.63	0.45	0.13	0.58	(0.34)	(0.06)	(0.40)	12.81
R-2 shares
2011	10.79	0.27	0.07	0.34	(0.24)	—	(0.24)	10.89
2010	9.83	0.30	0.96	1.26	(0.30)	—	(0.30)	10.79
2009	9.30	0.23	0.84	1.07	(0.41)	(0.13)	(0.54)	9.83
2008	12.79	0.51	(3.36)	(2.85)	(0.47)	(0.17)	(0.64)	9.30
2007	12.60	0.45	0.16	0.61	(0.36)	(0.06)	(0.42)	12.79
R-3 shares
2011	10.77	0.28	0.07	0.35	(0.29)	—	(0.29)	10.83
2010	9.81	0.30	0.98	1.28	(0.32)	—	(0.32)	10.77
2009	9.30	0.25	0.83	1.08	(0.44)	(0.13)	(0.57)	9.81
2008	12.79	0.52	(3.35)	(2.83)	(0.49)	(0.17)	(0.66)	9.30
2007	12.60	0.47	0.16	0.63	(0.38)	(0.06)	(0.44)	12.79
R-4 shares
2011	10.80	0.30	0.07	0.37	(0.30)	—	(0.30)	10.87
2010	9.83	0.31	1.00	1.31	(0.34)	—	(0.34)	10.80
2009	9.33	0.26	0.84	1.10	(0.47)	(0.13)	(0.60)	9.83
2008	12.83	0.50	(3.32)	(2.82)	(0.51)	(0.17)	(0.68)	9.33
2007	12.64	0.49	0.17	0.66	(0.41)	(0.06)	(0.47)	12.83
R-5 shares
2011	10.87	0.32	0.06	0.38	(0.32)	—	(0.32)	10.93
2010	9.89	0.35	0.98	1.33	(0.35)	—	(0.35)	10.87
2009	9.38	0.28	0.83	1.11	(0.47)	(0.13)	(0.60)	9.89
2008	12.89	0.55	(3.36)	(2.81)	(0.53)	(0.17)	(0.70)	9.38
2007	12.69	0.52	0.16	0.68	(0.42)	(0.06)	(0.48)	12.89

304

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

3.00%	$11,393	0.92%	2.33%	19.8%
13.03	11,735	0.92	2.48	46.9
12.25	8,850	0.98	2.43	35.9
(23.47)	6,026	1.01	4.00	30.7
4.68	4,777	1.00	3.61	25.3

3.20	11,365	0.79	2.53	19.8
13.15	16,425	0.79	3.00	46.9
12.47	19,416	0.85	2.62	35.9
(23.41)	17,792	0.88	4.51	30.7
4.91	25,462	0.87	3.62	25.3

3.30	32,636	0.61	2.60	19.8
13.43	31,798	0.61	2.91	46.9
12.59	26,642	0.67	2.79	35.9
(23.27)	24,573	0.70	4.58	30.7
5.11	29,428	0.69	3.75	25.3

3.51	28,249	0.42	2.77	19.8
13.73	27,722	0.42	3.04	46.9
12.80	23,304	0.48	2.95	35.9
(23.12)	16,933	0.51	4.48	30.7
5.30	11,742	0.50	3.91	25.3

3.54	38,375	0.30	2.99	19.8
13.86	37,720	0.30	3.40	46.9
12.89	38,223	0.36	3.09	35.9
(23.00)	33,264	0.39	4.84	30.7
5.49	35,806	0.38	4.09	25.3

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.

305

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
REAL ESTATE SECURITIES FUND
R-1 shares
2011	$15.70	($0.01)	$1.64	$1.63	($0.08)	$–	($0.08)	$17.25
2010	11.52	0.17	4.20	4.37	(0.19)	—	(0.19)	15.70
2009	11.74	0.22	(0.20)	0.02	(0.24)	—	(0.24)	11.52
2008	24.82	0.19	(7.31)	(7.12)	(0.23)	(5.73)	(5.96)	11.74
2007	27.47	0.05	(0.57)	(0.52)	(0.06)	(2.07)	(2.13)	24.82
R-2 shares
2011	15.31	0.01	1.60	1.61	(0.10)	—	(0.10)	16.82
2010	11.24	0.19	4.09	4.28	(0.21)	—	(0.21)	15.31
2009	11.46	0.24	(0.20)	0.04	(0.26)	—	(0.26)	11.24
2008	24.39	0.21	(7.16)	(6.95)	(0.25)	(5.73)	(5.98)	11.46
2007	27.00	0.14	(0.61)	(0.47)	(0.07)	(2.07)	(2.14)	24.39
R-3 shares
2011	15.57	0.04	1.63	1.67	(0.13)	—	(0.13)	17.11
2010	11.42	0.22	4.17	4.39	(0.24)	—	(0.24)	15.57
2009	11.64	0.26	(0.21)	0.05	(0.27)	—	(0.27)	11.42
2008	24.67	0.24	(7.26)	(7.02)	(0.28)	(5.73)	(6.01)	11.64
2007	27.27	0.18	(0.62)	(0.44)	(0.09)	(2.07)	(2.16)	24.67
R-4 shares
2011	15.45	0.07	1.62	1.69	(0.16)	—	(0.16)	16.98
2010	11.34	0.24	4.13	4.37	(0.26)	—	(0.26)	15.45
2009	11.56	0.27	(0.20)	0.07	(0.29)	—	(0.29)	11.34
2008	24.54	0.27	(7.21)	(6.94)	(0.31)	(5.73)	(6.04)	11.56
2007	27.14	0.21	(0.60)	(0.39)	(0.14)	(2.07)	(2.21)	24.54
R-5 shares
2011	15.48	0.09	1.61	1.70	(0.18)	—	(0.18)	17.00
2010	11.36	0.26	4.14	4.40	(0.28)	—	(0.28)	15.48
2009	11.57	0.28	(0.19)	0.09	(0.30)	—	(0.30)	11.36
2008	24.56	0.29	(7.23)	(6.94)	(0.32)	(5.73)	(6.05)	11.57
2007	27.16	0.26	(0.62)	(0.36)	(0.17)	(2.07)	(2.24)	24.56

306

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

10.44%	$6,951	1.71%	(0.05)%	29.3%
38.22	6,794	1.71	1.22	52.2
0.82	4,205	1.72	2.30	57.3
(36.25)	2,945	1.72	1.17	47.2
(2.38)	3,842	1.71	0.22	77.8 (b)

10.56	13,043	1.58	0.08	29.3
38.36	14,881	1.58	1.38	52.2
0.95	11,684	1.59	2.56	57.3
(36.18)	11,889	1.59	1.31	47.2
(2.23)	22,550	1.58	0.58	77.8 (b)

10.77	39,405	1.40	0.25	29.3
38.69	39,463	1.40	1.58	52.2
1.12	32,669	1.41	2.70	57.3
(36.08)	28,885	1.41	1.48	47.2
(2.06)	42,136	1.40	0.73	77.8 (b)

11.02	32,332	1.21	0.42	29.3
38.89	23,587	1.21	1.73	52.2
1.32	14,963	1.22	2.85	57.3
(35.94)	12,277	1.22	1.67	47.2
(1.88)	16,259	1.21	0.86	77.8 (b)

11.07	95,630	1.09	0.53	29.3
39.05	59,168	1.09	1.91	52.2
1.52	52,653	1.10	2.90	57.3
(35.89)	40,951	1.10	1.81	47.2
(1.76)	74,228	1.09	1.05	77.8 (b)

(a)	Calculated based on average shares outstanding during the period.
(b)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM REIT Fund.

307

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SAM BALANCED PORTFOLIO
R-1 shares
2011	$12.29	$0.21	$0.22	$0.43	($0.22)	$–	($0.22)	$12.50
2010	10.86	0.19	1.45	1.64	(0.21)	—	(0.21)	12.29
2009	10.73	0.21	1.08	1.29	(0.25)	(0.91)	(1.16)	10.86
2008	16.03	0.20	(4.30)	(4.10)	(0.43)	(0.77)	(1.20)	10.73
2007(c)	14.69	0.11	1.35	1.46	(0.12)	—	(0.12)	16.03
R-2 shares
2011	12.27	0.22	0.22	0.44	(0.23)	—	(0.23)	12.48
2010	10.86	0.18	1.47	1.65	(0.24)	—	(0.24)	12.27
2009	10.73	0.21	1.09	1.30	(0.26)	(0.91)	(1.17)	10.86
2008	16.03	0.28	(4.36)	(4.08)	(0.45)	(0.77)	(1.22)	10.73
2007(c)	14.69	0.12	1.35	1.47	(0.13)	—	(0.13)	16.03
R-3 shares
2011	12.29	0.25	0.22	0.47	(0.26)	—	(0.26)	12.50
2010	10.87	0.22	1.45	1.67	(0.25)	—	(0.25)	12.29
2009	10.73	0.26	1.07	1.33	(0.28)	(0.91)	(1.19)	10.87
2008	16.03	0.30	(4.36)	(4.06)	(0.47)	(0.77)	(1.24)	10.73
2007(c)	14.69	0.19	1.30	1.49	(0.15)	—	(0.15)	16.03
R-4 shares
2011	12.31	0.25	0.24	0.49	(0.28)	—	(0.28)	12.52
2010	10.88	0.23	1.47	1.70	(0.27)	—	(0.27)	12.31
2009	10.74	0.25	1.09	1.34	(0.29)	(0.91)	(1.20)	10.88
2008	16.04	0.42	(4.45)	(4.03)	(0.50)	(0.77)	(1.27)	10.74
2007(c)	14.69	0.20	1.32	1.52	(0.17)	—	(0.17)	16.04
R-5 shares
2011	12.31	0.26	0.24	0.50	(0.29)	—	(0.29)	12.52
2010	10.88	0.27	1.45	1.72	(0.29)	—	(0.29)	12.31
2009	10.74	0.26	1.09	1.35	(0.30)	(0.91)	(1.21)	10.88
2008	16.03	0.30	(4.31)	(4.01)	(0.51)	(0.77)	(1.28)	10.74
2007(c)	14.69	0.18	1.35	1.53	(0.19)	—	(0.19)	16.03

308

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

3.48%	$5,207	1.22%	1.65%	29.6%
15.28	4,716	1.23	1.63	13.2
13.94	3,442	1.24	2.14	5.1
(27.41)	1,064	1.21	1.57	34.8
9.95 (d)	17	1.19 (e)	0.92 (e)	14.6 (e)

3.62	6,834	1.09	1.72	29.6
15.40	4,134	1.10	1.56	13.2
14.07	907	1.11	2.07	5.1
(27.32)	146	1.08	2.19	34.8
10.06 (d)	17	1.06 (e)	1.02 (e)	14.6 (e)

3.84	26,556	0.91	1.94	29.6
15.55	17,127	0.92	1.94	13.2
14.36	10,185	0.93	2.59	5.1
(27.19)	3,627	0.90	2.28	34.8
10.21 (d)	1,181	0.88 (e)	1.50 (e)	14.6 (e)

4.01	19,290	0.72	2.00	29.6
15.80	8,067	0.73	2.02	13.2
14.53	5,895	0.74	2.45	5.1
(27.04)	1,874	0.71	3.16	34.8
10.43 (d)	1,497	0.69 (e)	1.61 (e)	14.6 (e)

4.11	39,852	0.60	2.08	29.6
15.97	21,643	0.61	2.31	13.2
14.64	13,328	0.62	2.61	5.1
(26.90)	3,691	0.59	2.50	34.8
(10.47) (d)	11	0.57 (e)	1.54 (e)	14.6 (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Period from January 17, 2007, date operations commenced, through October 31, 2007. R-1, R-2, R-3, R-4, and R-5 classes of shares each incurred a net realized and unrealized gain of $.02 per share from January 10, 2007, through January 16, 2007.
(d	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.

309

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
R-1 shares
2011	$10.36	$0.24	$0.09	$0.33	($0.24)	$–	($0.24)	$10.45
2010	9.39	0.22	1.01	1.23	(0.26)	—	(0.26)	10.36
2009	8.78	0.26	0.99	1.25	(0.27)	(0.37)	(0.64)	9.39
2008	11.86	0.28	(2.56)	(2.28)	(0.39)	(0.41)	(0.80)	8.78
2007(c)	11.17	0.18	0.67	0.85	(0.16)	—	(0.16)	11.86
R-2 shares
2011	10.39	0.26	0.09	0.35	(0.24)	—	(0.24)	10.50
2010	9.42	0.23	1.01	1.24	(0.27)	—	(0.27)	10.39
2009	8.78	0.26	1.02	1.28	(0.27)	(0.37)	(0.64)	9.42
2008	11.86	0.28	(2.55)	(2.27)	(0.40)	(0.41)	(0.81)	8.78
2007(c)	11.17	0.19	0.68	0.87	(0.18)	—	(0.18)	11.86
R-3 shares
2011	10.38	0.27	0.10	0.37	(0.28)	—	(0.28)	10.47
2010	9.40	0.27	0.99	1.26	(0.28)	—	(0.28)	10.38
2009	8.78	0.28	1.01	1.29	(0.30)	(0.37)	(0.67)	9.40
2008	11.87	0.36	(2.62)	(2.26)	(0.42)	(0.41)	(0.83)	8.78
2007(c)	11.17	0.23	0.66	0.89	(0.19)	—	(0.19)	11.87
R-4 shares
2011	10.38	0.30	0.09	0.39	(0.29)	—	(0.29)	10.48
2010	9.40	0.29	0.99	1.28	(0.30)	—	(0.30)	10.38
2009	8.78	0.30	1.00	1.30	(0.31)	(0.37)	(0.68)	9.40
2008	11.86	0.41	(2.64)	(2.23)	(0.44)	(0.41)	(0.85)	8.78
2007(c)	11.17	0.24	0.66	0.90	(0.21)	—	(0.21)	11.86
R-5 shares
2011	10.38	0.28	0.13	0.41	(0.31)	—	(0.31)	10.48
2010	9.41	0.29	0.99	1.28	(0.31)	—	(0.31)	10.38
2009	8.78	0.32	1.00	1.32	(0.32)	(0.37)	(0.69)	9.41
2008	11.86	0.34	(2.56)	(2.22)	(0.45)	(0.41)	(0.86)	8.78
2007(c)	11.17	0.24	0.67	0.91	(0.22)	—	(0.22)	11.86

310

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

3.23%	$3,256	1.22%	2.24%	21.4%
13.27	2,580	1.23	2.25	11.4
15.47	983	1.24	2.98	9.2
(20.46)	285	1.21	2.70	27.7
7.71 (d)	11	1.19 (e)	1.99 (e)	12.7 (e)

3.43	3,083	1.09	2.43	21.4
13.32	4,251	1.10	2.29	11.4
15.74	1,167	1.11	2.99	9.2
(20.36)	545	1.08	2.67	27.7
7.82 (d)	24	1.06 (e)	2.10 (e)	12.7 (e)

3.57	15,468	0.91	2.52	21.4
13.63	8,726	0.92	2.69	11.4
15.90	5,014	0.93	3.18	9.2
(20.28)	1,059	0.90	3.43	27.7
8.06 (d)	692	0.88 (e)	2.51 (e)	12.7 (e)

3.83	4,674	0.72	2.81	21.4
13.82	4,294	0.73	2.90	11.4
16.04	3,438	0.74	3.43	9.2
(20.06)	1,413	0.71	3.85	27.7
8.12 (d)	349	0.69 (e)	2.64 (e)	12.7 (e)

3.96	11,243	0.60	2.67	21.4
13.86	4,233	0.61	2.98	11.4
16.29	1,605	0.62	3.68	9.2
(19.96)	879	0.59	3.49	27.7
8.23 (d)	11	0.57 (e)	2.62 (e)	12.7 (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Period from January 17, 2007, date operations commenced, through October 31, 2007. R-1, R-2, R-3, R-4, and R-5 classes of shares each incurred a net realized and unrealized gain of $.01 per share from January 10, 2007, through January 16, 2007.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.

311

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
R-1 shares
2011	$12.76	$0.12	$0.33	$0.45	($0.14)	$–	($0.14)	$13.07
2010	11.09	0.09	1.74	1.83	(0.16)	—	(0.16)	12.76
2009	11.36	0.14	0.95	1.09	(0.21)	(1.15)	(1.36)	11.09
2008	18.72	0.10	(6.01)	(5.91)	(0.37)	(1.08)	(1.45)	11.36
2007(c)	16.75	(0.01)	1.98	1.97	—	—	—	18.72
R-2 shares
2011	12.77	0.13	0.34	0.47	(0.16)	—	(0.16)	13.08
2010	11.09	0.10	1.75	1.85	(0.17)	—	(0.17)	12.77
2009	11.37	0.15	0.95	1.10	(0.23)	(1.15)	(1.38)	11.09
2008	18.74	0.25	(6.14)	(5.89)	(0.40)	(1.08)	(1.48)	11.37
2007(c)	16.75	—	1.99	1.99	—	—	—	18.74
R-3 shares
2011	12.83	0.18	0.32	0.50	(0.18)	—	(0.18)	13.15
2010	11.15	0.14	1.74	1.88	(0.20)	—	(0.20)	12.83
2009	11.40	0.15	0.98	1.13	(0.23)	(1.15)	(1.38)	11.15
2008	18.77	0.27	(6.13)	(5.86)	(0.43)	(1.08)	(1.51)	11.40
2007(c)	16.75	0.08	1.94	2.02	—	—	—	18.77
R-4 shares
2011	12.90	0.17	0.37	0.54	(0.20)	—	(0.20)	13.24
2010	11.19	0.15	1.75	1.90	(0.19)	—	(0.19)	12.90
2009	11.41	0.17	0.99	1.16	(0.23)	(1.15)	(1.38)	11.19
2008	18.79	0.42	(6.26)	(5.84)	(0.46)	(1.08)	(1.54)	11.41
2007(c)	16.75	0.10	1.94	2.04	—	—	—	18.79
R-5 shares
2011	12.87	0.16	0.39	0.55	(0.21)	—	(0.21)	13.21
2010	11.17	0.18	1.74	1.92	(0.22)	—	(0.22)	12.87
2009	11.42	0.19	0.97	1.16	(0.26)	(1.15)	(1.41)	11.17
2008	18.81	0.10	(5.93)	(5.83)	(0.48)	(1.08)	(1.56)	11.42
2007(c)	16.75	0.08	1.98	2.06	—	—	—	18.81

312

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

3.52%	$3,541	1.22%	0.92%	31.9%
16.63	3,766	1.23	0.75	15.4
11.80	2,213	1.24	1.44	4.2
(34.04)	1,078	1.21	0.72	32.4
11.76 (d)	24	1.19 (e)	(0.05) (e)	16.2 (e)

3.67	5,411	1.09	0.99	31.9
16.80	5,194	1.10	0.82	15.4
11.95	2,476	1.11	1.54	4.2
(33.97)	939	1.08	1.71	32.4
11.88 (d)	30	1.06 (e)	0.00 (e)	16.2 (e)

3.86	12,199	0.91	1.36	31.9
16.98	10,094	0.92	1.14	15.4
12.11	7,308	0.93	1.43	4.2
(33.80)	1,487	0.90	1.85	32.4
12.06 (d)	721	0.88 (e)	0.58 (e)	16.2 (e)

4.14	10,662	0.72	1.29	31.9
17.16	7,704	0.73	1.23	15.4
12.40	6,393	0.74	1.66	4.2
(33.69)	2,352	0.71	2.75	32.4
12.18 (d)	3,040	0.69 (e)	0.68 (e)	16.2 (e)

4.23	31,447	0.60	1.18	31.9
17.35	12,668	0.61	1.47	15.4
12.53	8,327	0.62	1.84	4.2
(33.62)	3,708	0.59	0.83	32.4
12.30 (d)	15	0.57 (e)	0.56 (e)	16.2 (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Period from January 17, 2007, date operations commenced, through October 31, 2007. R-1, R-2, R-3, R-4, and R-5 classes of shares each incurred a net realized and unrealized gain of $.03 per share from January 10, 2007, through January 16, 2007.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.

313

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SAM FLEXIBLE INCOME PORTFOLIO
R-1 shares
2011	$11.25	$0.33	$0.01	$0.34	($0.34)	$–	($0.34)	$11.25
2010	10.39	0.32	0.91	1.23	(0.37)	—	(0.37)	11.25
2009	9.47	0.36	1.17	1.53	(0.37)	(0.24)	(0.61)	10.39
2008	11.89	0.34	(2.08)	(1.74)	(0.41)	(0.27)	(0.68)	9.47
2007(c)	11.58	0.27	0.30	0.57	(0.26)	—	(0.26)	11.89
R-2 shares
2011	11.27	0.35	—	0.35	(0.35)	—	(0.35)	11.27
2010	10.41	0.33	0.91	1.24	(0.38)	—	(0.38)	11.27
2009	9.48	0.37	1.17	1.54	(0.37)	(0.24)	(0.61)	10.41
2008	11.90	0.40	(2.13)	(1.73)	(0.42)	(0.27)	(0.69)	9.48
2007(c)	11.58	0.28	0.31	0.59	(0.27)	—	(0.27)	11.90
R-3 shares
2011	11.27	0.37	—	0.37	(0.37)	—	(0.37)	11.27
2010	10.41	0.36	0.90	1.26	(0.40)	—	(0.40)	11.27
2009	9.47	0.38	1.19	1.57	(0.39)	(0.24)	(0.63)	10.41
2008	11.90	0.42	(2.14)	(1.72)	(0.44)	(0.27)	(0.71)	9.47
2007(c)	11.58	0.31	0.29	0.60	(0.28)	—	(0.28)	11.90
R-4 shares
2011	11.27	0.38	0.02	0.40	(0.39)	—	(0.39)	11.28
2010	10.41	0.37	0.91	1.28	(0.42)	—	(0.42)	11.27
2009	9.47	0.40	1.19	1.59	(0.41)	(0.24)	(0.65)	10.41
2008	11.89	0.46	(2.15)	(1.69)	(0.46)	(0.27)	(0.73)	9.47
2007(c)	11.58	0.33	0.28	0.61	(0.30)	—	(0.30)	11.89
R-5 shares
2011	11.27	0.39	0.03	0.42	(0.41)	—	(0.41)	11.28
2010	10.41	0.40	0.89	1.29	(0.43)	—	(0.43)	11.27
2009	9.47	0.41	1.19	1.60	(0.42)	(0.24)	(0.66)	10.41
2008	11.89	0.44	(2.12)	(1.68)	(0.47)	(0.27)	(0.74)	9.47
2007(c)	11.58	0.33	0.29	0.62	(0.31)	—	(0.31)	11.89

314

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

3.02%	$801	1.22%	2.95%	19.6%
12.01	908	1.23	2.97	9.5
17.06	377	1.24	3.70	11.4
(15.45)	104	1.21	3.19	35.1
4.97 (d)	10	1.19 (e)	2.94 (e)	9.7 (e)

3.16	1,312	1.09	3.04	19.6
12.15	955	1.10	3.05	9.5
17.19	332	1.11	3.83	11.4
(15.33)	114	1.08	3.68	35.1
5.16 (d)	101	1.06 (e)	3.02 (e)	9.7 (e)

3.35	6,181	0.91	3.30	19.6
12.34	5,283	0.92	3.31	9.5
17.56	2,547	0.93	3.88	11.4
(15.27)	569	0.90	3.85	35.1
5.30 (d)	302	0.88 (e)	3.37 (e)	9.7 (e)

3.62	4,365	0.72	3.37	19.6
12.54	2,535	0.73	3.40	9.5
17.74	1,065	0.74	4.15	11.4
(15.04)	528	0.71	4.17	35.1
5.36 (d)	377	0.69 (e)	3.55 (e)	9.7 (e)

3.74	4,862	0.60	3.47	19.6
12.69	3,039	0.61	3.68	9.5
17.87	1,683	0.62	4.21	11.4
(14.93)	562	0.59	4.17	35.1
5.46 (d)	11	0.57 (e)	3.59 (e)	9.7 (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Period from January 17, 2007, date operations commenced, through October 31, 2007. R-1, R-2, R-3, R-4, and R-5 classes of shares each incurred a net realized and unrealized gain of $.01 per share from January 10, 2007, through January 16, 2007.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.

315

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SAM STRATEGIC GROWTH PORTFOLIO
R-1 shares
2011	$13.78	$0.05	$0.43	$0.48	($0.08)	$–	($0.08)	$14.18
2010	11.84	0.05	2.02	2.07	(0.13)	—	(0.13)	13.78
2009	12.02	0.10	0.95	1.05	(0.07)	(1.16)	(1.23)	11.84
2008	20.90	0.10	(7.46)	(7.36)	(0.37)	(1.15)	(1.52)	12.02
2007(c)	18.54	(0.07)	2.43	2.36	—	—	—	20.90
R-2 shares
2011	13.83	0.04	0.47	0.51	(0.12)	—	(0.12)	14.22
2010	11.88	0.05	2.04	2.09	(0.14)	—	(0.14)	13.83
2009	12.03	0.13	0.94	1.07	(0.06)	(1.16)	(1.22)	11.88
2008	20.92	0.08	(7.43)	(7.35)	(0.39)	(1.15)	(1.54)	12.03
2007(c)	18.54	(0.08)	2.46	2.38	—	—	—	20.92
R-3 shares
2011	13.85	0.07	0.46	0.53	(0.13)	—	(0.13)	14.25
2010	11.89	0.09	2.03	2.12	(0.16)	—	(0.16)	13.85
2009	12.06	0.12	0.96	1.08	(0.09)	(1.16)	(1.25)	11.89
2008	20.95	0.26	(7.57)	(7.31)	(0.43)	(1.15)	(1.58)	12.06
2007(c)	18.54	0.02	2.39	2.41	—	—	—	20.95
R-4 shares
2011	13.92	0.09	0.47	0.56	(0.14)	—	(0.14)	14.34
2010	11.92	0.11	2.04	2.15	(0.15)	—	(0.15)	13.92
2009	12.07	0.14	0.97	1.11	(0.10)	(1.16)	(1.26)	11.92
2008	20.98	0.38	(7.68)	(7.30)	(0.46)	(1.15)	(1.61)	12.07
2007(c)	18.54	0.04	2.40	2.44	—	—	—	20.98
R-5 shares
2011	13.89	0.07	0.50	0.57	(0.16)	—	(0.16)	14.30
2010	11.92	0.14	2.02	2.16	(0.19)	—	(0.19)	13.89
2009	12.09	0.17	0.95	1.12	(0.13)	(1.16)	(1.29)	11.92
2008	21.00	0.09	(7.37)	(7.28)	(0.48)	(1.15)	(1.63)	12.09
2007(c)	18.54	0.01	2.45	2.46	—	—	—	21.00

316

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

3.49%	$3,184	1.22%	0.34%	37.7%
17.54	3,515	1.23	0.41	15.6
10.59	2,477	1.24	0.91	3.7
(37.80)	988	1.21	0.65	32.5
12.73 (d)	44	1.19 (e)	(0.48) (e)	15.7 (e)

3.66	2,097	1.09	0.25	37.7
17.74	1,449	1.10	0.42	15.6
10.75	508	1.11	1.21	3.7
(37.73)	290	1.08	0.52	32.5
12.84 (d)	45	1.06 (e)	(0.50) (e)	15.7 (e)

3.81	9,964	0.91	0.48	37.7
17.91	6,761	0.92	0.72	15.6
10.89	4,093	0.93	1.15	3.7
(37.56)	1,011	0.90	1.60	32.5
13.00 (d)	780	0.88 (e)	0.15 (e)	15.7 (e)

4.04	4,660	0.72	0.63	37.7
18.17	2,638	0.73	0.85	15.6
11.12	2,638	0.74	1.33	3.7
(37.49)	1,134	0.71	2.27	32.5
13.16 (d)	1,305	0.69 (e)	0.22 (e)	15.7 (e)

4.10	12,656	0.60	0.51	37.7
18.27	4,517	0.61	1.11	15.6
11.27	1,324	0.62	1.60	3.7
(37.37)	1,077	0.59	0.65	32.5
13.27 (d)	11	0.57 (e)	0.10 (e)	15.7 (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Period from January 17, 2007, date operations commenced, through October 31, 2007. R-1, R-2, R-3, R-4, and R-5 classes of shares each incurred a net realized and unrealized gain of $.03 per share from January 10, 2007, through January 16, 2007.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.

317

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return
SHORT-TERM INCOME FUND(b)
R-1 shares
2011	$12.17	$0.21	($0.19)	$0.02	($0.23)	($0.23)	$11.96	0.14%
2010(d)	12.00	0.07	0.17	0.24	(0.07)	(0.07)	12.17	1.97 (e)
R-2 shares
2011	12.17	0.22	(0.19)	0.03	(0.24)	(0.24)	11.96	0.26
2010(d)	12.00	0.07	0.17	0.24	(0.07)	(0.07)	12.17	2.01 (e)
R-3 shares
2011	12.17	0.25	(0.20)	0.05	(0.26)	(0.26)	11.96	0.45
2010(d)	12.00	0.08	0.17	0.25	(0.08)	(0.08)	12.17	2.06 (e)
R-4 shares
2011	12.17	0.27	(0.18)	0.09	(0.29)	(0.29)	11.97	0.73
2010(d)	12.00	0.09	0.16	0.25	(0.08)	(0.08)	12.17	2.13 (e)
R-5 shares
2011	12.17	0.28	(0.19)	0.09	(0.30)	(0.30)	11.96	0.77
2010(d)	12.00	0.09	0.17	0.26	(0.09)	(0.09)	12.17	2.16 (e)

318

Financial Highlights (Continued)

Principal Funds, Inc.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$1,076	1.30%(c)	1.73%	43.6%
788	1.30 (c),(f)	1.88 (f)	54.7 (f),(g)

243	1.18 (c)	1.80	43.6
229	1.18 (c),(f)	2.00 (f)	54.7 (f),(g)

2,997	0.99 (c)	2.04	43.6
3,302	0.99 (c),(f)	2.19 (f)	54.7 (f),(g)

1,063	0.79 (c)	2.22	43.6
505	0.79 (c),(f)	2.40 (f)	54.7 (f),(g)

2,377	0.68 (c)	2.33	43.6
1,540	0.68 (c),(f)	2.51 (f)	54.7 (f),(g)

(a)	Calculated based on average shares outstanding during the period.
(b)	On January 12, 2007 the fund succeeded to the operations of another fund in a shareholder-approved reorganization. As part of the reorganization, the fund issued one share of stock for each five outstanding shares of the predecessor fund, with the result that the fund's net asset value per share was increased without changing the proportionate beneficial interests of shareholders. The financial highlights have been restated to reflect the issuance of new shares.
(c)	Reflects Manager's contractual expense limit.
(d)	Period from July 12, 2010, date operations commenced, through October 31, 2010.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.
(g)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Short-Term Bond Fund.

319

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SMALLCAP BLEND FUND
R-1 shares
2011	$12.78	($0.10)	$0.82	$0.72	$–	$–	$–	$13.50
2010	10.31	(0.05)	2.52	2.47	—	—	—	12.78
2009	10.20	—	0.11	0.11	—	—	—	10.31
2008	17.72	(0.04)	(6.05)	(6.09)	—	(1.43)	(1.43)	10.20
2007	17.13	(0.08)	2.07	1.99	—	(1.40)	(1.40)	17.72
R-2 shares
2011	12.78	(0.09)	0.83	0.74	—	—	—	13.52
2010	10.30	(0.04)	2.52	2.48	—	—	—	12.78
2009	10.18	0.01	0.11	0.12	—	—	—	10.30
2008	17.67	(0.02)	(6.04)	(6.06)	—	(1.43)	(1.43)	10.18
2007	17.06	(0.06)	2.07	2.01	—	(1.40)	(1.40)	17.67
R-3 shares
2011	13.01	(0.06)	0.84	0.78	—	—	—	13.79
2010	10.47	(0.02)	2.56	2.54	—	—	—	13.01
2009	10.32	0.03	0.12	0.15	—	—	—	10.47
2008	17.86	—	(6.11)	(6.11)	—	(1.43)	(1.43)	10.32
2007	17.21	(0.03)	2.08	2.05	—	(1.40)	(1.40)	17.86
R-4 shares
2011	13.24	(0.04)	0.86	0.82	—	—	—	14.06
2010	10.65	0.01	2.60	2.61	(0.02)	—	(0.02)	13.24
2009	10.51	0.05	0.12	0.17	(0.03)	—	(0.03)	10.65
2008	18.14	0.03	(6.23)	(6.20)	—	(1.43)	(1.43)	10.51
2007	17.42	—	2.12	2.12	—	(1.40)	(1.40)	18.14
R-5 shares
2011	13.38	(0.02)	0.86	0.84	—	—	—	14.22
2010	10.76	0.02	2.63	2.65	(0.03)	—	(0.03)	13.38
2009	10.61	0.06	0.12	0.18	(0.03)	—	(0.03)	10.76
2008	18.28	0.05	(6.29)	(6.24)	—	(1.43)	(1.43)	10.61
2007	17.54	0.02	2.12	2.14	—	(1.40)	(1.40)	18.28

320

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

5.63%	$151	1.65%	(0.74)%	76.1%
23.96	232	1.65	(0.46)	65.2
1.08	203	1.65	(0.02)	89.5
(37.07)	218	1.65	(0.28)	55.6
12.24	414	1.63	(0.47)	60.9

5.79	1,169	1.52	(0.62)	76.1
24.08	1,195	1.52	(0.33)	65.2
1.18	1,091	1.52	0.12	89.5
(37.00)	1,312	1.52	(0.16)	55.6
12.42	2,626	1.50	(0.35)	60.9

6.00	629	1.34	(0.44)	76.1
24.26	889	1.34	(0.15)	65.2
1.45	700	1.34	0.30	89.5
(36.88)	1,050	1.34	0.01	55.6
12.55	1,930	1.32	(0.17)	60.9

6.19	2,011	1.15	(0.25)	76.1
24.52	2,139	1.15	0.04	65.2
1.63	1,914	1.15	0.50	89.5
(36.79)	1,746	1.15	0.19	55.6
12.82	2,141	1.13	0.02	60.9

6.28	3,418	1.03	(0.13)	76.1
24.72	3,314	1.03	0.16	65.2
1.76	2,856	1.03	0.60	89.5
(36.73)	1,181	1.03	0.32	55.6
12.85	2,584	1.01	0.14	60.9

(a)	Calculated based on average shares outstanding during the period.

321

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return
SMALLCAP GROWTH FUND I
R-1 shares
2011	$9.11	($0.17)	$1.28	$1.11	$–	$–	$10.22	12.18%
2010	6.72	(0.13)	2.52	2.39	—	—	9.11	35.57
2009	5.92	(0.10)	0.90	0.80	—	—	6.72	13.51
2008	11.50	(0.11)	(4.60)	(4.71)	(0.87)	(0.87)	5.92	(44.09)
2007	9.38	(0.15)	2.67	2.52	(0.40)	(0.40)	11.50	27.78
R-2 shares
2011	8.91	(0.15)	1.25	1.10	—	—	10.01	12.35
2010	6.56	(0.11)	2.46	2.35	—	—	8.91	35.82
2009	5.78	(0.08)	0.86	0.78	—	—	6.56	13.49
2008	11.22	(0.10)	(4.47)	(4.57)	(0.87)	(0.87)	5.78	(43.93)
2007	9.15	(0.14)	2.61	2.47	(0.40)	(0.40)	11.22	27.94
R-3 shares
2011	9.09	(0.14)	1.29	1.15	—	—	10.24	12.65
2010	6.69	(0.10)	2.50	2.40	—	—	9.09	35.87
2009	5.88	(0.08)	0.89	0.81	—	—	6.69	13.78
2008	11.38	(0.09)	(4.54)	(4.63)	(0.87)	(0.87)	5.88	(43.83)
2007	9.25	(0.12)	2.65	2.53	(0.40)	(0.40)	11.38	28.30
R-4 shares
2011	9.28	(0.12)	1.30	1.18	—	—	10.46	12.72
2010	6.81	(0.09)	2.56	2.47	—	—	9.28	36.27
2009	5.97	(0.07)	0.91	0.84	—	—	6.81	14.07
2008	11.53	(0.07)	(4.62)	(4.69)	(0.87)	(0.87)	5.97	(43.77)
2007	9.36	(0.10)	2.67	2.57	(0.40)	(0.40)	11.53	28.40
R-5 shares
2011	9.43	(0.11)	1.33	1.22	—	—	10.65	12.94
2010	6.91	(0.08)	2.60	2.52	—	—	9.43	36.47
2009	6.06	(0.06)	0.91	0.85	—	—	6.91	14.03
2008	11.68	(0.06)	(4.69)	(4.75)	(0.87)	(0.87)	6.06	(43.72)
2007	9.46	(0.09)	2.71	2.62	(0.40)	(0.40)	11.68	28.64

322

Financial Highlights (Continued)

Principal Funds, Inc.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$2,314	1.95%(b)	(1.61)%	90.3%
1,905	1.97 (b)	(1.59)	125.2
1,139	1.98 (b)	(1.55)	159.5
267	2.00	(1.34)	115.5
202	1.98	(1.50)	85.0

2,867	1.82 (b)	(1.48)	90.3
3,735	1.84 (b)	(1.45)	125.2
2,280	1.85 (b)	(1.44)	159.5
1,285	1.87	(1.21)	115.5
2,040	1.85	(1.37)	85.0

12,559	1.64 (b)	(1.31)	90.3
7,952	1.66 (b)	(1.27)	125.2
4,753	1.67 (b)	(1.26)	159.5
1,914	1.69	(1.03)	115.5
3,315	1.67	(1.19)	85.0

8,266	1.45 (b)	(1.11)	90.3
5,503	1.47 (b)	(1.08)	125.2
3,536	1.48 (b)	(1.07)	159.5
1,791	1.50	(0.84)	115.5
934	1.48	(1.01)	85.0

21,633	1.33 (b)	(1.00)	90.3
13,515	1.35 (b)	(0.97)	125.2
6,124	1.36 (b)	(0.97)	159.5
4,123	1.38	(0.72)	115.5
8,766	1.36	(0.88)	85.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Reflects Manager's contractual expense limit.

323

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return
SMALLCAP GROWTH FUND II
R-1 shares
2011	$7.38	($0.13)	$0.62	$0.49	$–	$–	$7.87	6.64%
2010	5.76	(0.10)	1.72	1.62	—	—	7.38	28.12
2009	5.45	(0.08)	0.39	0.31	—	—	5.76	5.69
2008	10.12	(0.12)	(4.01)	(4.13)	(0.54)	(0.54)	5.45	(42.85)
2007	9.38	(0.14)	1.58	1.44	(0.70)	(0.70)	10.12	16.29
R-2 shares
2011	7.12	(0.11)	0.60	0.49	—	—	7.61	6.88
2010	5.55	(0.09)	1.66	1.57	—	—	7.12	28.29
2009	5.25	(0.07)	0.37	0.30	—	—	5.55	5.71
2008	9.75	(0.10)	(3.86)	(3.96)	(0.54)	(0.54)	5.25	(42.73)
2007	9.06	(0.12)	1.51	1.39	(0.70)	(0.70)	9.75	16.31
R-3 shares
2011	7.34	(0.10)	0.62	0.52	—	—	7.86	7.08
2010	5.71	(0.08)	1.71	1.63	—	—	7.34	28.55
2009	5.40	(0.06)	0.37	0.31	—	—	5.71	5.74
2008	9.98	(0.09)	(3.95)	(4.04)	(0.54)	(0.54)	5.40	(42.54)
2007	9.24	(0.10)	1.54	1.44	(0.70)	(0.70)	9.98	16.55
R-4 shares
2011	7.47	(0.09)	0.63	0.54	—	—	8.01	7.23
2010	5.80	(0.07)	1.74	1.67	—	—	7.47	28.79
2009	5.47	(0.05)	0.38	0.33	—	—	5.80	6.03
2008	10.09	(0.08)	(4.00)	(4.08)	(0.54)	(0.54)	5.47	(42.47)
2007	9.31	(0.09)	1.57	1.48	(0.70)	(0.70)	10.09	16.87
R-5 shares
2011	7.59	(0.08)	0.63	0.55	—	—	8.14	7.25
2010	5.88	(0.06)	1.77	1.71	—	—	7.59	29.08
2009	5.54	(0.05)	0.39	0.34	—	—	5.88	6.14
2008	10.21	(0.07)	(4.06)	(4.13)	(0.54)	(0.54)	5.54	(42.46)
2007	9.41	(0.08)	1.58	1.50	(0.70)	(0.70)	10.21	16.91

324

Financial Highlights (Continued)

Principal Funds, Inc.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$1,007	1.89%(b)	(1.53)%	77.0%
1,239	1.89 (b)	(1.55)	81.0
1,212	1.89 (b)	(1.52)	131.8
1,187	1.89	(1.48)	78.0
1,945	1.87	(1.43)	62.9

3,061	1.76 (b)	(1.37)	77.0
5,723	1.76 (b)	(1.42)	81.0
6,173	1.76 (b)	(1.39)	131.8
6,520	1.76	(1.35)	78.0
15,348	1.74	(1.29)	62.9

5,675	1.58 (b)	(1.23)	77.0
5,728	1.58 (b)	(1.24)	81.0
6,620	1.58 (b)	(1.21)	131.8
7,908	1.58	(1.17)	78.0
17,704	1.56	(1.11)	62.9

4,035	1.39 (b)	(1.04)	77.0
4,205	1.39 (b)	(1.05)	81.0
5,824	1.39 (b)	(1.03)	131.8
5,468	1.39	(0.98)	78.0
9,794	1.37	(0.93)	62.9

8,033	1.27 (b)	(0.92)	77.0
10,129	1.27 (b)	(0.93)	81.0
16,391	1.27 (b)	(0.91)	131.8
18,828	1.27	(0.86)	78.0
40,400	1.25	(0.80)	62.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Reflects Manager's contractual expense limit.

325

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SMALLCAP S&P 600 INDEX FUND
R-1 shares
2011	$14.15	$0.02	$1.29	$1.31	($0.03)	$–	($0.03)	$15.43
2010	11.37	—	2.81	2.81	(0.03)	—	(0.03)	14.15
2009	11.77	0.03	0.37	0.40	(0.07)	(0.73)	(0.80)	11.37
2008	19.18	0.06	(5.94)	(5.88)	(0.01)	(1.52)	(1.53)	11.77
2007	18.41	0.01	1.85	1.86	—	(1.09)	(1.09)	19.18
R-2 shares
2011	14.39	0.04	1.31	1.35	(0.04)	—	(0.04)	15.70
2010	11.54	0.02	2.86	2.88	(0.03)	—	(0.03)	14.39
2009	11.94	0.05	0.36	0.41	(0.08)	(0.73)	(0.81)	11.54
2008	19.42	0.08	(6.01)	(5.93)	(0.03)	(1.52)	(1.55)	11.94
2007	18.61	0.04	1.87	1.91	(0.01)	(1.09)	(1.10)	19.42
R-3 shares
2011	14.50	0.07	1.33	1.40	(0.07)	—	(0.07)	15.83
2010	11.63	0.04	2.88	2.92	(0.05)	—	(0.05)	14.50
2009	12.04	0.07	0.36	0.43	(0.11)	(0.73)	(0.84)	11.63
2008	19.57	0.11	(6.06)	(5.95)	(0.06)	(1.52)	(1.58)	12.04
2007	18.75	0.07	1.88	1.95	(0.04)	(1.09)	(1.13)	19.57
R-4 shares
2011	14.61	0.10	1.33	1.43	(0.10)	—	(0.10)	15.94
2010	11.71	0.07	2.90	2.97	(0.07)	—	(0.07)	14.61
2009	12.13	0.09	0.36	0.45	(0.14)	(0.73)	(0.87)	11.71
2008	19.70	0.14	(6.10)	(5.96)	(0.09)	(1.52)	(1.61)	12.13
2007	18.87	0.11	1.89	2.00	(0.08)	(1.09)	(1.17)	19.70
R-5 shares
2011	14.65	0.12	1.35	1.47	(0.12)	—	(0.12)	16.00
2010	11.75	0.08	2.90	2.98	(0.08)	—	(0.08)	14.65
2009	12.15	0.10	0.38	0.48	(0.15)	(0.73)	(0.88)	11.75
2008	19.74	0.16	(6.12)	(5.96)	(0.11)	(1.52)	(1.63)	12.15
2007	18.90	0.13	1.90	2.03	(0.10)	(1.09)	(1.19)	19.74

326

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

9.26%	$8,033	1.04%	0.11%	19.1%
24.71	7,286	1.05	(0.02)	30.1
4.57	5,360	1.04	0.31	22.8
(32.98)	3,290	1.04	0.40	58.8
10.44	4,520	1.03	0.08	62.0

9.39	15,045	0.91	0.26	19.1
24.98	19,492	0.92	0.11	30.1
4.58	16,679	0.91	0.46	22.8
(32.85)	14,810	0.91	0.53	58.8
10.61	25,125	0.90	0.21	62.0

9.66	46,472	0.73	0.43	19.1
25.18	47,049	0.74	0.30	30.1
4.78	41,150	0.73	0.65	22.8
(32.74)	34,569	0.73	0.71	58.8
10.78	50,068	0.72	0.39	62.0

9.79	45,058	0.54	0.61	19.1
25.44	36,410	0.55	0.49	30.1
4.98	28,218	0.54	0.83	22.8
(32.61)	20,987	0.54	0.90	58.8
10.99	17,278	0.53	0.59	62.0

10.02	101,159	0.42	0.73	19.1
25.49	87,847	0.43	0.61	30.1
5.17	71,575	0.42	0.95	22.8
(32.56)	57,389	0.42	1.01	58.8
11.16	90,876	0.41	0.70	62.0

(a)	Calculated based on average shares outstanding during the period.

327

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SMALLCAP VALUE FUND II
R-1 shares
2011	$8.33	($0.04)	$0.37	$0.33	($0.01)	$–	($0.01)	$8.65
2010	6.64	(0.04)	1.73	1.69	—	—	—	8.33
2009	6.75	(0.03)	0.50	0.47	—	(0.58)	(0.58)	6.64
2008	12.78	(0.03)	(4.24)	(4.27)	—	(1.76)	(1.76)	6.75
2007	13.75	(0.09)	0.42	0.33	—	(1.30)	(1.30)	12.78
R-2 shares
2011	8.36	(0.03)	0.38	0.35	(0.02)	—	(0.02)	8.69
2010	6.65	(0.03)	1.74	1.71	—	—	—	8.36
2009	6.76	(0.02)	0.49	0.47	—	(0.58)	(0.58)	6.65
2008	12.77	(0.02)	(4.23)	(4.25)	—	(1.76)	(1.76)	6.76
2007	13.72	(0.07)	0.42	0.35	—	(1.30)	(1.30)	12.77
R-3 shares
2011	8.48	(0.01)	0.37	0.36	—	—	—	8.84
2010	6.74	(0.01)	1.75	1.74	—	—	—	8.48
2009	6.83	(0.01)	0.50	0.49	—	(0.58)	(0.58)	6.74
2008	12.87	—	(4.28)	(4.28)	—	(1.76)	(1.76)	6.83
2007	13.79	(0.08)	0.46	0.38	—	(1.30)	(1.30)	12.87
R-4 shares
2011	8.54	—	0.39	0.39	(0.03)	—	(0.03)	8.90
2010	6.78	—	1.76	1.76	—	—	—	8.54
2009	6.88	—	0.51	0.51	(0.03)	(0.58)	(0.61)	6.78
2008	12.94	0.02	(4.32)	(4.30)	—	(1.76)	(1.76)	6.88
2007	13.85	(0.02)	0.42	0.40	(0.01)	(1.30)	(1.31)	12.94
R-5 shares
2011	8.59	0.02	0.38	0.40	(0.03)	—	(0.03)	8.96
2010	6.82	0.01	1.77	1.78	(0.01)	—	(0.01)	8.59
2009	6.92	0.01	0.51	0.52	(0.04)	(0.58)	(0.62)	6.82
2008	12.99	0.03	(4.33)	(4.30)	(0.01)	(1.76)	(1.77)	6.92
2007	13.90	(0.02)	0.44	0.42	(0.03)	(1.30)	(1.33)	12.99

328

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

3.95%	$2,059	1.86%(b)	(0.43)%	54.4%
25.45	1,038	1.87 (b)	(0.47)	54.5
9.18	741	1.88 (b)	(0.45)	79.1
(38.13)	229	1.90	(0.33)	61.6
2.32	321	1.88	(0.72)	58.7

4.12	5,607	1.73 (b)	(0.31)	54.4
25.71	2,189	1.74 (b)	(0.33)	54.5
9.16	2,226	1.75 (b)	(0.31)	79.1
(37.99)	857	1.77	(0.18)	61.6
2.49	1,721	1.75	(0.56)	58.7

4.29	11,461	1.55 (b)	(0.11)	54.4
25.82	12,722	1.56 (b)	(0.15)	54.5
9.42	10,045	1.57 (b)	(0.13)	79.1
(37.92)	5,552	1.59	0.00	61.6
2.71	12,654	1.57	(0.60)	58.7

4.53	11,939	1.36 (b)	0.05	54.4
26.03	2,703	1.37 (b)	0.06	54.5
9.71	2,456	1.38 (b)	0.08	79.1
(37.85)	1,973	1.40	0.18	61.6
2.89	1,993	1.38	(0.15)	58.7

4.63	12,994	1.24 (b)	0.20	54.4
26.16	6,871	1.25 (b)	0.16	54.5
9.76	7,404	1.26 (b)	0.19	79.1
(37.75)	4,026	1.28	0.28	61.6
3.02	3,703	1.26	(0.18)	58.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Reflects Manager's contractual expense limit.

329

APPENDIX A

Description of Bond Ratings:

Moody’s Investors Service, Inc. Rating Definitions:

Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM NOTES: The four ratings of Moody’s for short-term notes are MIG 1, MIG 2, MIG 3, and MIG 4. MIG 1 denotes “best quality, enjoying strong protection from established cash flows.” MIG 2 denotes “high quality” with “ample margins of protection.” MIG 3 notes are of “favorable quality...but lacking the undeniable strength of the preceding grades.” MIG 4 notes are of “adequate quality, carrying specific risk for having protection...and not distinctly or predominantly speculative.”

Description of Moody’s Commercial Paper Ratings:

Moody’s Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

330

Description of Standard & Poor’s Corporation’s Debt Ratings:

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources Standard & Poor’s considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.	Likelihood of default – capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.	Nature of and provisions of the obligation;

III.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.

AAA:	Debt rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA:	Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A:	Debt rated “A” has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB:	Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

BB, B, CC, CC:	Debt rated “BB,” “B,” “CCC,” and “CC” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” indicates the lowest degree of speculation and “CC” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C:	The rating “C” is reserved for income bonds on which no interest is being paid.

D:	Debt rated “D” is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from “AA” to “B” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR:	Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

331

Standard & Poor’s, Commercial Paper Ratings

A Standard & Poor’s Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A:	Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1:	This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a “+” designation.

A-2:	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3:	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

B:	Issues rated “B” are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C:	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor’s by the issuer and obtained by Standard & Poor’s from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor’s rates notes with a maturity of less than three years as follows:

SP-1:	A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a “+” designation.

SP-2:	A satisfactory capacity to pay principal and interest.

SP-3:	A speculative capacity to pay principal and interest.

Fitch, Inc. Long-Term Credit Ratings

Investment Grade

AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. “A” ratings denote low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

332

Speculative Grade

BB: Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC: Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC: Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C: Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Recovery Ratings

Recovery Ratings are assigned to selected individual securities and obligations. These currently are published for most individual obligations of corporate issuers with IDRs in the ‘B’ rating category and below, and for selected structured finance obligations in low speculative grade.

Among the factors that affect recovery rates for securities are the collateral, the seniority relative to other obligations in the capital structure (where appropriate), and the expected value of the company or underlying collateral in distress.

The Recovery Rating scale is based upon the expected relative recovery characteristics of an obligation upon the curing of a default, emergence from insolvency or following the liquidation or termination of the obligor or its associated collateral. For structured finance, Recovery Ratings are designed to estimate recoveries on a forward-looking basis while taking into account the time value of money.

Recovery Ratings are an ordinal scale and do not attempt to precisely predict a given level of recovery. As a guideline in developing the rating assessments, the agency employs broad theoretical recovery bands in its ratings approach based on historical averages, but actual recoveries for a given security may deviate materially from historical averages.

RR1: Outstanding recovery prospects given default. ‘RR1’ rated securities have characteristics consistent with securities historically recovering 91%-100% of current principal and related interest.

RR2: Superior recovery prospects given default. ‘RR2’ rated securities have characteristics consistent with securities historically recovering 71%-90% of current principal and related interest.

RR3: Good recovery prospects given default. ‘RR3’ rated securities have characteristics consistent with securities historically recovering 51%-70% of current principal and related interest.

RR4: Average recovery prospects given default. ‘RR4’ rated securities have characteristics consistent with securities historically recovering 31%-50% of current principal and related interest.

RR5: Below average recovery prospects given default. ‘RR5’ rated securities have characteristics consistent with securities historically recovering 11%-30% of current principal and related interest.

RR6: Poor recovery prospects given default. ‘RR6’ rated securities have characteristics consistent with securities historically recovering 0%-10% of current principal and related interest.

333

Short-Term Credit Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in US public finance markets.

F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk. Default is a real possibility.

RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D: Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

334

ADDITIONAL INFORMATION

Additional information about the Fund (including the Fund’s policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated February 29, 2012, which is incorporated by reference into this prospectus. Additional information about the Funds’ investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year. The Statement of Additional Information and the Fund’s annual and semi annual reports can be obtained free of charge by writing Principal Funds, P.O. Box 8024, Boston, MA 02266-8024. In addition, the Fund makes its Statement of Additional Information and annual and semi annual reports available, free of charge, on our website www.principal.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-222-5852.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s internet site at http:// www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1520.

The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Principal Funds, Inc. SEC File 811-07572

335

PRINCIPAL FUNDs, INC. (“PFI”)

Statement of Additional Information

dated February 29, 2012

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Fund's prospectuses. These prospectuses, which we may amend from time to time, contain the basic information you should know before investing in the Fund. You should read this SAI for the A, B, C, J, Institutional, P, R-1, R-2, R-3, R-4, and R-5 share classes together with the Fund's prospectuses dated February 29, 2012 for the A, B, C, J, Institutional, P, R-1, R-2, R-3, R-4, and R-5 share classes.

Incorporation by Reference:	The audited financial statements, schedules of investments and auditor’s report included in the Fund’s Annual Report to Shareholders, for the fiscal year ended October 31, 2011, are hereby incorporated by reference into and are legally a part of this SAI.

For a free copy of the current prospectus or annual report, call 1-800-222-5852 or write:

For Class J shares:

Principal Funds

P.O. Box 55904

Boston, MA 02205

For other share classes:

Principal Funds

P.O. Box 8024

Boston, MA 02266-8024

The prospectuses for A, B, C, J, Institutional, P, R-1, R-2, R-3, R-4, and R-5 share classes may be viewed at www.Principal.com.

The ticker symbols for series and share classes are on the next page.

TICKER SYMBOLS
Share Classes
Fund Name	A	B	C	J	P	R-1	R-2	R-3	R-4	R-5	Institutional
Bond & Mortgage Securities	PRBDX	PROBX	PBMCX	PBMJX		PBOMX	PBMNX	PBMMX	PBMSX	PBMPX	PMSIX
California Municipal	SRCMX	SQCMX	SRCCX
Core Plus Bond I						PCBRX	PCBBX	PCIRX	PCBDX	PCBEX	PCBZX
Diversified International	PRWLX	PRBWX	PDNCX	PIIJX	PDIPX	PDVIX	PINNX	PINRX	PINLX	PINPX	PIIIX
Equity Income	PQIAX	PQUBX	PEUCX		PEQPX	PIEMX	PEINX	PEIOX	PEIPX	PEIQX	PEIIX
Global Diversified Income	PGBAX		PGDCX		PGDPX						PGDIX
Global Real Estate Securities	POSAX		POSCX		POSPX						POSIX
Government & High Quality Bond	CMPGX	CBUGX	CCUGX	PMRJX	PGSPX	PMGRX	PFMRX	PRCMX	PMRDX	PMREX	PMRIX
High Yield	CPHYX	CBHYX	CCHIX		PYHPX						PHYTX
High Yield I											PYHIX
Income	CMPIX	CMIBX	CNMCX	PIOJX	PIMPX	PIOMX	PIONX	PIOOX	PIOPX	PIOQX	PIOIX
Inflation Protection	PITAX		PPOCX	PIPJX		PISPX	PBSAX	PIFPX	PIFSX	PBPPX	PIPIX
International Emerging Markets	PRIAX	PIEBX	PMKCX	PIEJX	PIEPX	PIXEX	PEASX	PEAPX	PESSX	PEPSX	PIEIX
International I						PPISX	PSPPX	PRPPX	PUPPX	PTPPX	PINIX
LargeCap Blend II				PLBJX		PLBSX	PPZNX	PPZMX	PPZSX	PPZPX	PLBIX
LargeCap Growth	PRGWX	PRGBX	PLGCX	PGLJX	PGLPX	PLSGX	PCPPX	PLGPX	PEPPX	PDPPX	PGLIX
LargeCap Growth I				PLGJX		PCRSX	PPUNX	PPUMX	PPUSX	PPUPX	PLGIX
LargeCap Growth II				PPLJX		PDASX	PPTNX	PPTMX	PPTSX	PPTPX	PPIIX
LargeCap S&P 500 Index	PLSAX		PLICX	PSPJX		PLPIX	PLFNX	PLFMX	PLFSX	PLFPX	PLFIX
LargeCap Value	PCACX	PCCBX	PLUCX	PVLJX		PLSVX	PLVNX	PLVMX	PLVSX	PLVPX	PVLIX
LargeCap Value I						PVUAX	PABEX	PABDX	PAGBX	PAFBX	PVPIX
LargeCap Value III				PLVJX		PESAX	PPSNX	PPSFX	PPSSX	PPSRX	PLVIX
MidCap Blend	PEMGX	PRMBX	PMBCX	PMBJX	PMCPX	PMSBX	PMBNX	PMBMX	PMBSX	PMBPX	PCBIX
MidCap Growth				PMGJX		PMSGX	PGPPX	PFPPX	PIPPX	PHPPX	PGWIX
MidCap Growth III				PPQJX		PHASX	PPQNX	PPQMX	PPQSX	PPQPX	PPIMX
MidCap S&P 400 Index				PMFJX		PMSSX	PMFNX	PMFMX	PMFSX	PMFPX	MPSIX
MidCap Value I				PVEJX		PLASX	PABUX	PMPRX	PABWX	PABVX	PVMIX
MidCap Value III				PMCJX		PMSVX	PKPPX	PJPPX	PMPPX	PLPPX	PVUIX
Money Market	PCSXX	PMBXX	PPCXX	PMJXX		PASXX	PMVXX	PMRXX	PMSXX	PMPXX	PVMXX
Overseas						PINQX	PINSX	PINTX	PINUX	PINGX	PINZX
Principal Capital Appreciation	CMNWX	CMNBX	CMNCX		PCFPX	PCAMX	PCANX	PCAOX	PCAPX	PCAQX	PWCIX
Principal LifeTime 2010	PENAX			PTAJX		PVASX	PTANX	PTAMX	PTASX	PTAPX	PTTIX
Principal LifeTime 2015						LTSGX	LTASX	LTAPX	LTSLX	LTPFX	LTINX
Principal LifeTime 2020	PTBAX	PLIBX		PLFJX		PWASX	PTBNX	PTBMX	PTBSX	PTBPX	PLWIX
Principal LifeTime 2025						LTSNX	LTADX	LTVPX	LTEEX	LTPDX	LTSTX
Principal LifeTime 2030	PTCAX	PTCBX		PLTJX		PXASX	PTCNX	PTCMX	PTCSX	PTCPX	PMTIX
Principal LifeTime 2035						LTANX	LTVIX	LTAOX	LTSEX	LTPEX	LTIUX
Principal LifeTime 2040	PTDAX	PTDBX		PTDJX		PYASX	PTDNX	PTDMX	PTDSX	PTDPX	PTDIX
Principal LifeTime 2045						LTRGX	LTRSX	LTRVX	LTRLX	LTRDX	LTRIX
Principal LifeTime 2050	PPEAX	PLTFX		PFLJX		PZASX	PTENX	PTERX	PTESX	PTEFX	PPLIX
Principal LifeTime 2055						LTFGX	LTFSX	LTFDX	LTFLX	LTFPX	LTFIX
Principal LifeTime Strategic Income	PALTX	PLTSX		PLSJX		PLAIX	PLSNX	PLSMX	PLSSX	PLSPX	PLSIX
Real Estate Securities	PRRAX	PRLEX	PRCEX	PREJX	PIRPX	PRAEX	PRENX	PRERX	PRETX	PREPX	PIREX
Short-Term Income	SRHQX		STCCX	PSJIX	PSTPX	PSIMX	PSINX	PSIOX	PSIPX	PSIQX	PSHIX
SmallCap Blend	PLLAX	PLLBX	PSMCX	PSBJX		PSABX	PSBNX	PSBMX	PSBSX	PSBPX	PSLIX
SmallCap Growth I				PSIJX		PNASX	PPNNX	PPNMX	PPNSX	PPNPX	PGRTX
SmallCap Growth II				PPMIX		PPASX	PPMNX	PPMMX	PPMSX	PPMPX	PSIIX
SmallCap S&P 600 Index				PSSJX		PSAPX	PSSNX	PSSMX	PSSSX	PSSPX	PSSIX
SmallCap Value II				PSMJX		PCPTX	PKARX	PJARX	PSTWX	PLARX	PPVIX
SAM Balanced	SABPX	SBBPX	SCBPX	PSAJX		PSBGX	PSBVX	PBAPX	PSBLX	PSBFX	PSBIX
SAM Conservative Balanced	SAIPX	SBIPX	SCIPX	PCBJX		PCSSX	PCNSX	PCBPX	PCBLX	PCBFX	PCCIX
SAM Conservative Growth	SAGPX	SBGPX	SCGPX	PCGJX		PCGGX	PCGVX	PCGPX	PCWSX	PCWPX	PCWIX
SAM Flexible Income	SAUPX	SBUPX	SCUPX	PFIJX		PFIGX	PFIVX	PFIPX	PFILX	PFIFX	PIFIX
SAM Strategic Growth	SACAX	SBCAX	SWHCX	PSWJX		PSGGX	PSGVX	PSGPX	PSGLX	PSGFX	PSWIX
Tax-Exempt Bond	PTEAX	PTBBX	PTBCX

2

Fund History	4
Description of the Funds’ Investments and Risks	5
Leadership Structure and Board of Directors	37
Management Information	40
Control Persons and Principal Holders of Securities	46
Investment Advisory and Other Services	110
Multiple Class Structure	129
Intermediary Compensation	133
Brokerage Allocation and Other Practices	135
Purchase and Redemption of Shares	164
Pricing of Fund Shares	165
Tax Considerations	167
Portfolio Holdings Disclosure	169
Proxy Voting Policies and Procedures	170
Financial Statements	170
Independent Registered Public Accounting Firm	170
General Information	171
Portfolio Manager Disclosure	171
Appendix A - Description of Bond Ratings	213
Appendix B - Proxy Voting Policies	218

3

FUND HISTORY

Principal Funds, Inc. ("the Registrant" or the "Fund") was organized as Principal Special Markets Fund, Inc. on January 28, 1993 as a Maryland corporation. The Fund changed its name to Principal Investors Fund, Inc. effective September 14, 2000. The Fund changed its name to Principal Funds, Inc. effective June 13, 2008.

On January 12, 2007, the Fund acquired WM Trust I, WM Trust II, and WM Strategic Asset Management Portfolios, LLC.

Classes offered by each Fund are shown in the table below.

Share Class
Fund/Portfolio Name	A	B	C	J	P	R-1	R-2	R-3	R-4	R-5	Institutional
Bond & Mortgage Securities	X	X	X	X		X	X	X	X	X	X
California Municipal	X	X	X
Core Plus Bond I						X	X	X	X	X	X
Diversified International	X	X	X	X	X	X	X	X	X	X	X
Equity Income	X	X	X		X	X	X	X	X	X	X
Global Diversified Income	X		X		X						X
Global Real Estate Securities	X		X		X						X
Government & High Quality Bond	X	X	X	X	X	X	X	X	X	X	X
High Yield	X	X	X		X						X
High Yield I											X
Income	X	X	X	X	X	X	X	X	X	X	X
Inflation Protection	X		X	X		X	X	X	X	X	X
International Emerging Markets	X	X	X	X	X	X	X	X	X	X	X
International I						X	X	X	X	X	X
LargeCap Blend II				X		X	X	X	X	X	X
LargeCap Growth	X	X	X	X	X	X	X	X	X	X	X
LargeCap Growth I				X		X	X	X	X	X	X
LargeCap Growth II				X		X	X	X	X	X	X
LargeCap S&P 500 Index	X		X	X		X	X	X	X	X	X
LargeCap Value	X	X	X	X		X	X	X	X	X	X
LargeCap Value I						X	X	X	X	X	X
LargeCap Value III				X		X	X	X	X	X	X
MidCap Blend	X	X	X	X	X	X	X	X	X	X	X
MidCap Growth				X		X	X	X	X	X	X
MidCap Growth III				X		X	X	X	X	X	X
MidCap S&P 400 Index				X		X	X	X	X	X	X
MidCap Value I				X		X	X	X	X	X	X
MidCap Value III				X		X	X	X	X	X	X
Money Market	X	X	X	X		X	X	X	X	X	X
Overseas						X	X	X	X	X	X
Principal Capital Appreciation	X	X	X		X	X	X	X	X	X	X
Principal LifeTime 2010	X			X		X	X	X	X	X	X
Principal LifeTime 2015						X	X	X	X	X	X
Principal LifeTime 2020	X	X		X		X	X	X	X	X	X
Principal LifeTime 2025						X	X	X	X	X	X
Principal LifeTime 2030	X	X		X		X	X	X	X	X	X
Principal LifeTime 2035						X	X	X	X	X	X
Principal LifeTime 2040	X	X		X		X	X	X	X	X	X
Principal LifeTime 2045						X	X	X	X	X	X
Principal LifeTime 2050	X	X		X		X	X	X	X	X	X
Principal LifeTime 2055						X	X	X	X	X	X
Principal LifeTime Strategic Income	X	X		X		X	X	X	X	X	X
Real Estate Securities	X	X	X	X	X	X	X	X	X	X	X
SAM Balanced	X	X	X	X		X	X	X	X	X	X
SAM Conservative Balanced	X	X	X	X		X	X	X	X	X	X
SAM Conservative Growth	X	X	X	X		X	X	X	X	X	X
SAM Flexible Income	X	X	X	X		X	X	X	X	X	X
SAM Strategic Growth	X	X	X	X		X	X	X	X	X	X
Short-Term Income	X		X	X	X	X	X	X	X	X	X
SmallCap Blend	X	X	X	X		X	X	X	X	X	X
SmallCap Growth I				X		X	X	X	X	X	X
SmallCap Growth II				X		X	X	X	X	X	X
SmallCap S&P 600 Index				X		X	X	X	X	X	X
SmallCap Value II				X		X	X	X	X	X	X
Tax-Exempt Bond	X	X	X

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Each class has different expenses. Because of these different expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase certain classes of shares, call Principal Funds at 1-800-222-5852.

Principal Management Corporation (“Principal”) may recommend to the Board, and the Board may elect, to close certain funds to new investors or close certain funds to new and existing investors. Principal may make such a recommendation when a fund approaches a size where additional investments in the fund have the potential to adversely impact fund performance and make it increasingly difficult to keep the fund fully invested in a manner consistent with its investment objective. Principal may also recommend to the Board, and the Board may elect, to close certain share classes to new or new and existing investors.

DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS

The Fund is a registered, open-end management investment company, commonly called a mutual fund. The Fund consists of multiple investment portfolios which are referred to as "Funds." Each portfolio operates for many purposes as if it were an independent mutual fund. Each portfolio has its own investment objective, strategy, and management team. Each of the Funds is diversified except the Real Estate Securities Fund which is non-diversified.

Fund Policies

The investment objectives, investment strategies and the principal risks of each Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those strategies and risks and the types of securities the Sub-Advisor can select for each Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The composition of each Fund and the techniques and strategies that the Sub-Advisor may use in selecting securities will vary over time. A Fund is not required to use all of the investment techniques and strategies available to it in seeking its goals.

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation, resulting from market fluctuations or in a rating by a rating service, does not require elimination of any security from the portfolio.

The investment objective of each Fund and, except as described below as "Fundamental Restrictions," the investment strategies described in this Statement of Additional Information and the prospectuses are not fundamental and may be changed by the Board of Directors without shareholder approval. The Fundamental Restrictions may not be changed without a vote of a majority of the outstanding voting securities of the affected Fund. The Investment Company Act of 1940, as amended, ("1940 Act") provides that "a vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of 1) more than 50% of the outstanding shares or 2) 67% or more of the shares present at a meeting if more than 50% of the outstanding Fund shares are represented at the meeting in person or by proxy. Each share has one vote, with fractional shares voting proportionately. Shares of all classes of a Fund will vote together as a single class except when otherwise required by law or as determined by the Board of Directors.

With the exception of the diversification test required by the Internal Revenue Code, the Funds will not consider collateral held in connection with securities lending activities when applying any of the following fundamental restrictions or any other investment restriction set forth in each Fund's prospectus or Statement of Additional Information.

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Bond & Mortgage Securities, California Municipal, Core Plus Bond I, Diversified International, Equity Income, Global Diversified Income, Global Real Estate Securities, Government & High Quality Bond, High Yield, High Yield I, Income, Inflation Protection, International Emerging Markets, LargeCap Blend II, LargeCap Growth, LargeCap Growth I, LargeCap Growth II, LargeCap S&P 500 Index, LargeCap Value, LargeCap Value I, LargeCap Value III, MidCap Blend, MidCap Growth, MidCap Growth III, MidCap S&P 400 Index, MidCap Value I, MidCap Value III, Money Market, Overseas, Principal Capital Appreciation, Real Estate Securities, Short-Term Income, SmallCap Blend, SmallCap Growth I, SmallCap Growth II, SmallCap S&P 600 Index, SmallCap Value II, and Tax-Exempt Bond Funds

Fundamental Restrictions

Each of the following numbered restrictions for the above-listed Funds is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

1)	Issue any senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.
2)	Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps, and securities backed by physical commodities.
3)	Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.
4)	Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.
5)	Make loans, except that the Fund may a) purchase and hold debt obligations in accordance with its investment objectives and policies, b) enter into repurchase agreements, and c) lend its portfolio securities without limitation against collateral (consisting of cash or liquid assets) equal at all times to not less than 100% of the value of the securities lent. This limit does not apply to purchases of debt securities or commercial paper.
6)	Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of the Fund. This restriction does not apply to the Real Estate Securities Fund.
7)	Act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.
8)	Concentrate its investments in any particular industry, except that the Fund may invest up to 25% of the value of its total assets in a single industry, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. This restriction applies to the LargeCap S&P 500 Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds except to the extent that the related Index also is so concentrated. This restriction does not apply to the Global Diversified Income Fund, Global Real Estate Securities, or Real Estate Securities Funds.
9)	Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short). This restriction does not apply to the Core Plus Bond Fund I.
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Non-Fundamental Restrictions

Each of these Funds has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

1)	Invest more than 15% (5% in the case of the Money Market Fund) of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days except to the extent permitted by applicable law.
2)	Pledge, mortgage, or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put or call options, futures contracts, options on futures contracts, and over-the-counter swap contracts are not deemed to be pledges or other encumbrances.
3)	Invest in companies for the purpose of exercising control or management.
4)	Invest more than 25% (35% for High Yield Fund and 50% for the Core Plus Bond Fund I) of its assets in foreign securities, except that the Diversified International, Global Diversified Income, Global Real Estate Securities, International Emerging Markets, Money Market, and Overseas Funds each may invest up to 100% of its assets in foreign securities, the LargeCap S&P 500 Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds each may invest in foreign securities to the extent that the relevant index is so invested, and the California Municipal, Government & High Quality Bond, and Tax-Exempt Bond Funds may not invest in foreign securities.
5)	Invest more than 5% of its total assets in real estate limited partnership interests (except the Global Diversified Income, Global Real Estate Securities, and Real Estate Securities Funds).
6)	Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation, or plan of reorganization and except as permitted by the 1940 Act, SEC rules adopted under the 1940 Act or exemptions granted by the Securities and Exchange Commission. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer’s commission or profit, other than a customary broker’s commission, is involved.

Each of the above-listed Funds (except the California Municipal, Diversified International, Global Diversified Income, Income, Inflation Protection, Principal Capital Appreciation, Short-Term Income and Tax-Exempt Bond Funds) has also adopted the non-fundamental policy, pursuant to SEC Rule 35d-1, which requires it, under normal circumstances, to invest at least 80% of its net assets in the type of securities, industry or geographic region (as described in the prospectus) as suggested by the name of the Fund. The Fund will provide 60-days notice to shareholders prior to implementing a change in this policy for the Fund. For purposes of this non-fundamental restriction, the Fund tests market capitalization ranges monthly.

The Tax-Exempt Bond Fund has also adopted a fundamental policy which requires it, under normal circumstances, to invest at least 80% of its net assets in investments, the income from which is exempt from federal income tax or so that at least 80% of the income the Fund distributes will be exempt from federal income tax.

The California Municipal Fund has adopted a fundamental policy that requires it, under normal circumstances, to invest at least 80% of its net assets in investments the income from which is exempt from federal income tax and California state personal income tax or so that at least 80% of the income the Fund distributes will be exempt from federal income tax and California state personal income tax. The Fund also has adopted a non-fundamental policy that requires it, under normal circumstances, to invest at least 80% of its net assets in municipal obligations.

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International Fund I

Fundamental Restrictions

Each of the following numbered restrictions for the above-listed Fund is a matter of fundamental policy and may not be changed without shareholder approval. The Fund may not:

1)	Issue any senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.
2)	With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, a) more than 5% of the Fund's total assets would be invested in the securities of that issuer or b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.
3)	Borrow money, except as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.
4)	Act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.
5)	Concentrate its investments in any particular industry, except that the Fund may invest up to 25% of the value of its total assets in a single industry, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.
6)	Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.
7)	Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps, and securities backed by physical commodities.
8)	Make loans, except that the Fund may a) purchase and hold debt obligations in accordance with its investment objectives and policies, b) enter into repurchase agreements, and c) lend its portfolio securities without limitation against collateral (consisting of cash or liquid assets) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.

Non-Fundamental Restrictions

The above-listed Fund has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to the Fund's present policy to:

1)	Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
2)	Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
3)	Purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
4)	Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation, or plan of reorganization and except as permitted by the 1940 Act, SEC rules adopted under the 1940 Act or exemptions granted by the Securities and Exchange Commission. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer’s commission or profit, other than a customary broker’s commission, is involved.
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Principal LifeTime 2010, Principal LifeTime 2015, Principal LifeTime 2020, Principal LifeTime 2025, Principal LifeTime 2030, Principal LifeTime 2035, Principal LifeTime 2040, Principal LifeTime 2045, Principal LifeTime 2050, Principal LifeTime 2055, and Principal LifeTime Strategic Income Funds and the Strategic Asset Management Portfolios (Balanced, Conservative Balanced, Conservative Growth, Flexible Income, and Strategic Growth Portfolios)

Fundamental Restrictions

Each of the following numbered restrictions for the above-listed Funds is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

1)	Issue senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.
2)	Purchase or sell commodities or commodities contracts except that the Fund may invest in underlying funds that may purchase or write interest rate, currency, and stock and bond index futures contracts and related options thereon.
3)	Purchase or sell real estate or interests therein, although the Fund may purchase underlying funds which purchase securities of issuers that engage in real estate operations and securities secured by real estate or interests therein.
4)	Borrow money, except as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.
5)	Make loans, except that the Fund may a) purchase underlying funds which purchase and hold debt obligations and b) enter into repurchase agreements. This limit does not apply to purchases of debt securities or commercial paper by the Fund or an underlying fund. For the purpose of this restriction, lending of fund securities by the underlying funds are not deemed to be loans.
6)	Act as an underwriter of securities, except to the extent that the Fund or an underlying fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.
7)	Invest 25% or more of the value of its total assets in securities of issuers in any one industry except that the Fund will concentrate its investments in the mutual fund industry. This restriction does not apply to the Fund's investments in the mutual fund industry by virtue of its investments in the underlying funds. This restriction also does not apply to obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities.
8)	Sell securities short.

Non-Fundamental Restrictions

Each of these above-listed Funds has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

1)	Pledge, mortgage, or hypothecate its assets, except to secure permitted borrowings. For the purpose of this restriction, collateral arrangements with respect to the writing of options by the underlying funds and collateral arrangements with respect to initial or variation margin for futures by the underlying funds are not deemed to be pledges of assets.
2)	Invest in companies for the purpose of exercising control or management.

Investment Strategies and Risks

Restricted Securities

Generally, restricted securities are not readily marketable because they are subject to legal or contractual restrictions upon resale. They may be sold only in a public offering for which a registration statement has been filed and declared effective or in a transaction that is exempt from the registration requirements of the Securities Act of 1933. When registration is required, a Fund that owns restricted securities may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a restricted security. If adverse market conditions were to develop during such a period, the Fund might obtain a less favorable price than existed when it decided to sell. Restricted securities and other securities not readily marketable are priced at fair value as determined in good faith by or under the direction of the Directors.

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Each of the Funds has adopted investment restrictions that limit its investments in restricted securities or other illiquid securities to no more than 15% of its net assets (or, in the case of the Money Market Fund, 5%). The Directors have adopted procedures to determine the liquidity of Rule 4(2) short-term paper and of restricted securities that may be resold under Rule 144A. Securities determined to be liquid under these procedures are excluded from the preceding investment restriction.

Foreign Securities

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of a Fund's assets is not invested and is earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political, or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation, or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility, or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to a Fund's investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. The Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

Investments in companies of developing (also called “emerging”) countries are subject to higher risks than investments in companies in more developed countries. These risks include:

•	increased social, political, and economic instability;
•	a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
•	lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
•	foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
•	relatively new capital market structure or market-oriented economy;
•	the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
•	restrictions that may make it difficult or impossible for the fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
•	possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

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Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Depositary Receipts

Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

The Funds that may invest in foreign securities may invest in:

•	American Depositary Receipts ("ADRs") - receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. They are designed for use in U.S. securities markets.
•	European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") - receipts typically issued by a foreign financial institution to evidence an arrangement similar to that of ADRs.

Depositary Receipts may be issued by sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities of underlying unsponsored programs, and there may not be a correlation between the availability of such information and the market value of the Depositary Receipts.

Securities of Smaller Companies

The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than older companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies. Small company stocks may decline in price as large company stocks rise, or rise in price while larger company stocks decline. Investors should therefore expect the net asset value of the Fund that invests a substantial portion of its assets in small company stocks may be more volatile than the shares of a Fund that invests solely in larger company stocks.

Unseasoned Issuers

The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the companies' growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

Spread Transactions, Options on Securities and Securities Indices, and Futures Contracts and Options on Futures Contracts

The Funds (except the Principal LifeTime Funds and SAM Portfolios) may each engage in the practices described under this heading.

•	Spread Transactions. Each Fund may engage in spread trades, which typically represent a simultaneous purchase and sale of two different contracts designed to capture the change in the relationship in price between the two contracts. Spread transactions are typically accompanied by lower margin requirements and lower
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volatility than an outright purchase. Each Fund may purchase spread options. The purchase of a covered spread option gives the Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The security covering the spread option is maintained in segregated accounts either with the Fund's custodian or on the Fund's records. The Funds do not consider a security covered by a spread option to be "pledged" as that term is used in the Fund's policy limiting the pledging or mortgaging of assets. The purchase of spread options can be used to protect each Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities.
•	Options on Securities and Securities Indices. Each Fund may write (sell) and purchase call and put options on securities in which it invests and on securities indices based on securities in which the Fund invests. The Funds may engage in these transactions to hedge against a decline in the value of securities owned or an increase in the price of securities which the Fund plans to purchase, or to generate additional revenue.

The Funds may purchase or write both exchange-traded and over-the-counter (“OTC”) options. OTC options differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. An OTC option (an option not traded on an established exchange) may be closed out only by agreement with the other party to the original option transaction. With OTC options, a Fund is at risk that the other party to the transaction will default on its obligations or will not permit the Fund to terminate the transaction before its scheduled maturity. While a Fund will seek to enter into OTC options only with dealers who agree to or are expected to be capable of entering into closing transactions with a Fund, there can be no assurance that a Fund will be able to liquidate an OTC option at a favorable price at any time prior to its expiration. OTC options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organizations. An exchange-traded option may be closed out only on an exchange that generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that a Fund would have to exercise the option in order to consummate the transaction.

•	Writing Covered Call and Put Options. When a Fund writes a call option, it gives the purchaser of the option the right to buy a specific security at a specified price at any time before the option expires. When a Fund writes a put option, it gives the purchaser of the option the right to sell to the Fund a specific security at a specified price at any time before the option expires. In both situations, the Fund receives a premium from the purchaser of the option.

The premium received by a Fund reflects, among other factors, the current market price of the underlying security, the relationship of the exercise price to the market price, the time period until the expiration of the option and interest rates. The premium generates additional income for the Fund if the option expires unexercised or is closed out at a profit. By writing a call, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option, but it retains the risk of loss if the price of the security should decline. By writing a put, a Fund assumes the risk that it may have to purchase the underlying security at a price that may be higher than its market value at time of exercise.

The Funds write only covered options and comply with applicable regulatory and exchange cover requirements. The Funds usually own the underlying security covered by any outstanding call option. With respect to an outstanding put option, each Fund deposits and maintains with its custodian or segregates on the Fund's records, cash, or other liquid assets with a value at least equal to the exercise price of the option.

Once a Fund has written an option, it may terminate its obligation before the option is exercised. The Fund executes a closing transaction by purchasing an option of the same series as the option previously written. The Fund has a gain or loss depending on whether the premium received when the option was written exceeds the closing purchase price plus related transaction costs.

•	Purchasing Call and Put Options. When a Fund purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases call options in anticipation of an increase in the market value of securities that it intends ultimately to buy. During the life of the call option, the Fund is able to buy the underlying security at
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the exercise price regardless of any increase in the market price of the underlying security. In order for a call option to result in a gain, the market price of the underlying security must exceed the sum of the exercise price, the premium paid, and transaction costs.

When a Fund purchases a put option, it receives, in return for the premium it pays, the right to sell to the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases put options in anticipation of a decline in the market value of the underlying security. During the life of the put option, the Fund is able to sell the underlying security at the exercise price regardless of any decline in the market price of the underlying security. In order for a put option to result in a gain, the market price of the underlying security must decline, during the option period, below the exercise price enough to cover the premium and transaction costs.

Once a Fund purchases an option, it may close out its position by selling an option of the same series as the option previously purchased. The Fund has a gain or loss depending on whether the closing sale price exceeds the initial purchase price plus related transaction costs.

•	Options on Securities Indices. Each Fund may purchase and sell put and call options on any securities index based on securities in which the Fund may invest. Securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. The Funds engage in transactions in put and call options on securities indices for the same purposes as they engage in transactions in options on securities. When a Fund writes call options on securities indices, it holds in its portfolio underlying securities which, in the judgment of the Sub-Advisor, correlate closely with the securities index and which have a value at least equal to the aggregate amount of the securities index options.
•	Index Warrants. Funds may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at a time when, in the case of a call warrant, the exercise price is more than the value of the underlying index, or in the case of a put warrant, the exercise price is less than the value of the underlying index. If a Fund were not to exercise an index warrant prior to its expiration, then a Fund would lose the amount of the purchase price paid by it for the warrant. A Fund will normally use index warrants in a manner similar to its use of options on securities indices.
•	Risks Associated with Option Transactions. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. The Funds generally purchase or write only those options for which there appears to be an active secondary market. However, there is no assurance that a liquid secondary market on an exchange exists for any particular option, or at any particular time. If a Fund is unable to effect closing sale transactions in options it has purchased, it has to exercise its options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying securities. If a Fund is unable to effect a closing purchase transaction for a covered option that it has written, it is not able to sell the underlying securities, or dispose of the assets held in a segregated account, until the option expires or is exercised. A Fund's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that broker-dealers participating in such transactions might fail to meet their obligations.
•	Futures Contracts and Options on Futures Contracts. Each Fund may purchase and sell futures contracts of all types, including for example, futures contracts covering indexes, financial instruments, and foreign currencies. Each Fund may purchase and sell financial futures contracts and options on those contracts. Financial futures contracts are commodities contracts based on financial instruments such as U.S. Treasury bonds or bills or on securities indices such as the S&P 500 Index. Futures contracts, options on futures contracts, and the commodity exchanges on which they are traded are regulated by the Commodity Futures Trading Commission. Through the purchase and sale of futures contracts and related options, a Fund may seek to hedge against a
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decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase. Each Fund may also purchase and sell futures contracts and related options to maintain cash reserves while simulating full investment in securities and to keep substantially all of its assets exposed to the market. Each Fund may enter into futures contracts and related options transactions both for hedging and non-hedging purposes.
•	Futures Contracts. A Fund may purchase or sell a futures contract to gain exposure to a particular market asset without directly purchasing that asset. When a Fund sells a futures contract based on a financial instrument, the Fund is obligated to deliver that kind of instrument at a specified future time for a specified price. When a Fund purchases that kind of contract, it is obligated to take delivery of the instrument at a specified time and to pay the specified price. In most instances, these contracts are closed out by entering into an offsetting transaction before the settlement date. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase plus transaction costs are less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase plus transaction costs. Although the Funds usually liquidate futures contracts on financial instruments, by entering into an offsetting transaction before the settlement date, they may make or take delivery of the underlying securities when it appears economically advantageous to do so.

A futures contract based on a securities index provides for the purchase or sale of a group of securities at a specified future time for a specified price. These contracts do not require actual delivery of securities but result in a cash settlement. The amount of the settlement is based on the difference in value of the index between the time the contract was entered into and the time it is liquidated (at its expiration or earlier if it is closed out by entering into an offsetting transaction).

When a Fund purchases or sells a futures contract, it pays a commission to the futures commission merchant through which the Fund executes the transaction. When entering into a futures transaction, the Fund does not pay the execution price, as it does when it purchases a security, or a premium, as it does when it purchases an option. Instead, the Fund deposits an amount of cash or other liquid assets (generally about 5% of the futures contract amount) with its futures commission merchant. This amount is known as "initial margin." In contrast to the use of margin account to purchase securities, the Fund's deposit of initial margin does not constitute the borrowing of money to finance the transaction in the futures contract. The initial margin represents a good faith deposit that helps assure the Fund's performance of the transaction. The futures commission merchant returns the initial margin to the Fund upon termination of the futures contract if the Fund has satisfied all its contractual obligations.

Subsequent payments to and from the futures commission merchant, known as "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates, a process known as "marking to market." The fluctuations make the long or short positions in the futures contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made. Any additional cash is required to be paid to or released by the broker and the Fund realizes a loss or gain.

In using futures contracts, the Fund may seek to establish more certainly, than would otherwise be possible, the effective price of or rate of return on portfolio securities or securities that the Fund proposes to acquire. A Fund, for example, sells futures contracts in anticipation of a rise in interest rates that would cause a decline in the value of its debt investments. When this kind of hedging is successful, the futures contract increases in value when the Fund's debt securities decline in value and thereby keeps the Fund's net asset value from declining as much as it otherwise would. A Fund may also sell futures contracts on securities indices in anticipation of or during a stock market decline in an endeavor to offset a decrease in the market value of its equity investments. When a Fund is not fully invested and anticipates an increase in the cost of securities it intends to purchase, it may purchase financial futures contracts. When increases in the prices of equities are expected, a Fund may purchase futures contracts on securities indices in order to gain rapid market exposure that may partially or entirely offset increases in the cost of the equity securities it intends to purchase.

•	Options on Futures Contracts. The Funds may also purchase and write call and put options on futures contracts. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a long position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a short position), for a specified exercise price, at any time before the option expires.
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Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a short position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. However, as with the trading of futures, most options are closed out prior to their expiration by the purchase or sale of an offsetting option at a market price that reflects an increase or a decrease from the premium originally paid. Options on futures can be used to hedge substantially the same risks addressed by the direct purchase or sale of the underlying futures contracts. For example, if a Fund anticipates a rise in interest rates and a decline in the market value of the debt securities in its portfolio, it might purchase put options or write call options on futures contracts instead of selling futures contracts.

If a Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But in contrast to a futures transaction, the purchase of an option involves the payment of a premium in addition to transaction costs. In the event of an adverse market movement, however, the Fund is not subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs.

When a Fund writes an option on a futures contract, the premium paid by the purchaser is deposited with the Fund's custodian. The Fund must maintain with its futures commission merchant all or a portion of the initial margin requirement on the underlying futures contract. It assumes a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. Subsequent payments to and from the futures commission merchant, similar to variation margin payments, are made as the premium and the initial margin requirements are marked to market daily. The premium may partially offset an unfavorable change in the value of portfolio securities, if the option is not exercised, or it may reduce the amount of any loss incurred by the Fund if the option is exercised.

•	Risks Associated with Futures Transactions. There are a number of risks associated with transactions in futures contracts and related options. The value of the assets that are the subject of the futures contract may not move in the anticipated direction. A Fund's successful use of futures contracts is subject to the ability of the Sub-Advisor to predict correctly the factors affecting the market values of the Fund's portfolio securities. For example, if a Fund is hedged against the possibility of an increase in interest rates which would adversely affect debt securities held by the Fund and the prices of those debt securities instead increases, the Fund loses part or all of the benefit of the increased value of its securities it hedged because it has offsetting losses in its futures positions. Other risks include imperfect correlation between price movements in the financial instrument or securities index underlying the futures contract, on the one hand, and the price movements of either the futures contract itself or the securities held by the Fund, on the other hand. If the prices do not move in the same direction or to the same extent, the transaction may result in trading losses.

Prior to exercise or expiration, a position in futures may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. The Fund enters into a futures contract or related option only if there appears to be a liquid secondary market. There can be no assurance, however, that such a liquid secondary market exists for any particular futures contract or related option at any specific time. Thus, it may not be possible to close out a futures position once it has been established. Under such circumstances, the Fund continues to be required to make daily cash payments of variation margin in the event of adverse price movements. In such situations, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to perform under the terms of the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Fund's ability effectively to hedge its portfolio.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

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•	Limitations on the Use of Futures and Options on Futures Contracts. Each Fund that utilizes futures contracts has claimed an exclusion from the definition of a “commodity pool operator” under the Commodity Exchange Act and is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.
•	Each Fund may enter into futures contracts and related options transactions, for hedging purposes and for other appropriate risk management purposes, and to modify the Fund's exposure to various currency, equity, or fixed-income markets. Each Fund may engage in speculative futures trading. When using futures contracts and options on futures contracts for hedging or risk management purposes, each Fund determines that the price fluctuations in the contracts and options are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. In pursuing traditional hedging activities, each Fund may sell futures contracts or acquire puts to protect against a decline in the price of securities that the Fund owns. Each Fund may purchase futures contracts or calls on futures contracts to protect the Fund against an increase in the price of securities the Fund intends to purchase before it is in a position to do so.

When a Fund purchases a futures contract, or purchases a call option on a futures contract, it segregates portfolio assets, which must be liquid and marked to the market daily, in a segregated account. The amount so segregated plus the amount of initial margin held for the account of its futures commission merchant equals the market value of the futures contract.

With respect to futures contracts that are not legally required to “cash settle,” a Fund may cover the open position by setting aside or “earmarking” liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle,” however, a Fund is permitted to set aside or “earmark” liquid assets in an amount equal to the Fund’s daily marked to market (net) obligation, if any (in other words, the Fund’s daily net liability, if any) rather than the market value of the futures contract. By setting aside or “earmarking” assets equal to only its net obligation under cash-settled futures, a Fund will have the ability to utilize these contracts to a greater extent than if the Fund were required to segregate or “earmark” assets equal to the full market value of the futures contract.

High-Yield/High-Risk Bonds (“Junk Bonds”)

Some funds invest a portion of their assets in bonds that are rated below investment grade (i.e., bonds rated BB+ or lower by Standard & Poor's Ratings Services or Ba1 or lower by Moody's Investors Service, Inc. or if unrated, determined to be of comparable quality (commonly known as "junk bonds")). Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income and could expect a decline in the market value of the bonds so affected. Some Funds may also invest in unrated bonds of foreign and domestic issuers. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the expense of obtaining a rating. The Sub-Advisor will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated bonds. Unrated bonds will be included in the limitation each Fund has with regard to high yield bonds unless the Sub-Advisor deems such securities to be the equivalent of investment grade bonds.

Mortgage- and Asset-Backed Securities

The yield characteristics of the mortgage- and asset-backed securities in which the Funds may invest differ from those of traditional debt securities. Among the major differences are that the interest and principal payments are made more frequently on mortgage- and asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases those securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. If the Fund purchases these securities at a discount, faster than expected prepayments will increase their yield, while slower than expected prepayments will reduce their yield. Amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

In general, the prepayment rate for mortgage-backed securities decreases as interest rates rise and increases as interest rates fall. However, rising interest rates will tend to decrease the value of these securities. In addition, an increase in interest rates may affect the volatility of these securities by effectively changing a security that was considered a short-term security at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or medium-term securities.

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The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. A collateralized mortgage obligation (“CMO”) may be structured in a manner that provides a wide variety of investment characteristics (yield, effective maturity, and interest rate sensitivity). As market conditions change, and especially during periods of rapid market interest rate changes, the ability of a CMO to provide the anticipated investment characteristics may be greatly diminished. Increased market volatility and/or reduced liquidity may result.

The Funds may invest in each of collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. CBOs, CLOs and other CDOs may charge management fees and administrative expenses.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds or inflation protected debt securities, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a semi-annual coupon. Inflation-indexed securities issued by the U.S. Treasury (Treasury Inflation Protected Securities or TIPS) have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (CPI-U), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. U.S. REITs are allowed to eliminate corporate level federal tax so long as they meet certain requirements of the Internal Revenue Code. Foreign REITs ("REIT-like") entities may have similar tax treatment in their respective countries. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are not diversified, are dependent upon management skill, are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act. In addition, foreign REIT-like entities will be subject to foreign securities risks. (See "Foreign Securities")

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Zero-Coupon Securities

The Funds may invest in zero-coupon securities. Zero-coupon securities have no stated interest rate and pay only the principal portion at a stated date in the future. They usually trade at a substantial discount from their face (par) value. Zero-coupon securities are subject to greater market value fluctuations in response to changing interest rates than debt obligations of comparable maturities that make distributions of interest in cash.

Master Limited Partnerships (“MLPs”)

An MLP is an entity that is generally taxed as a partnership for federal income tax purposes and that derives each year at least 90% of its gross income from “Qualifying Income”. Qualifying Income includes interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from commodities or commodity futures, and income and gain from mineral or natural resources activities that generate Qualifying Income. MLP interests (known as units) are traded on securities exchanges or over-the-counter. An MLP's organization as a partnership and compliance with the Qualifying Income rules generally eliminates federal tax at the entity level.

An MLP has one or more general partners (who may be individuals, corporations, or other partnerships) which manage the partnership, and limited partners, which provide capital to the partnership but have no role in its management. Typically, the general partner is owned by company management or another publicly traded sponsoring corporation. When an investor buys units in an MLP, the investor becomes a limited partner.

The business of MLPs is affected by supply and demand for energy commodities because most MLPs derive revenue and income based upon the volume of the underlying commodity produced, transported, processed, distributed, and/or marketed. Pipeline MLPs have indirect commodity exposure to oil and gas price volatility because, although they do not own the underlying energy commodity, the general level of commodity prices may affect the volume of the commodity the MLP delivers to its customers and the cost of providing services such as distributing natural gas liquids. The MLP industry in general could be hurt by market perception that MLP's performance and valuation are directly tied to commodity prices.

Pipeline MLPs are common carrier transporters of natural gas, natural gas liquids (primarily propane, ethane, butane and natural gasoline), crude oil or refined petroleum products (gasoline, diesel fuel and jet fuel). Pipeline MLPs also may operate ancillary businesses such as storage and marketing of such products. Pipeline MLPs derive revenue from capacity and transportation fees. Historically, pipeline output has been less exposed to cyclical economic forces due to its low cost structure and government-regulated nature. In addition, most pipeline MLPs have limited direct commodity price exposure because they do not own the product being shipped.

Processing MLPs are gatherers and processors of natural gas as well as providers of transportation, fractionation and storage of natural gas liquids (“NGLs”). Processing MLPs derive revenue from providing services to natural gas producers, which require treatment or processing before their natural gas commodity can be marketed to utilities and other end user markets. Revenue for the processor is fee based, although it is not uncommon to have some participation in the prices of the natural gas and NGL commodities for a portion of revenue.

Propane MLPs are distributors of propane to homeowners for space and water heating. Propane MLPs derive revenue from the resale of the commodity on a margin over wholesale cost. The ability to maintain margin is a key to profitability. Propane serves approximately 3% of the household energy needs in the United States, largely for homes beyond the geographic reach of natural gas distribution pipelines. Approximately 70% of annual cash flow is earned during the winter heating season (October through March). Accordingly, volumes are weather dependent, but have utility type functions similar to electricity and natural gas.

MLPs operating interstate pipelines and storage facilities are subject to substantial regulation by the Federal Energy Regulatory Commission (“FERC”), which regulates interstate transportation rates, services and other matters regarding natural gas pipelines including: the establishment of rates for service; regulation of pipeline storage and liquified natural gas facility construction; issuing certificates of need for companies intending to provide energy services or constructing and operating interstate pipeline and storage facilities; and certain other matters. FERC also regulates the interstate transportation of crude oil, including: regulation of rates and practices of oil pipeline companies; establishing equal service conditions to provide shippers with equal access to pipeline transportation; and establishment of reasonable rates for transporting petroleum and petroleum products by pipeline.

Borrowing

If a Fund invests the proceeds of borrowing, borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a fund’s portfolio. If a Fund invests the proceeds of borrowing, money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased.

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A fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

The 1940 Act limits a fund’s ability to borrow money. For example, a fund may not borrow money, except that a fund may borrow for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33⅓% of the fund’s total assets (including the amount borrowed) less liabilities (other than borrowings).

Securities Lending

All Funds may lend their portfolio securities. None of the Funds will lend its portfolio securities if as a result the aggregate of such loans made by the Fund would exceed the limits established by the 1940 Act (in general, a fund may not lend more than 33 1/3% of total fund assets). Portfolio securities may be lent to unaffiliated broker-dealers and other unaffiliated qualified financial institutions provided that such loans are callable at any time on not more than five business days' notice and that cash or other liquid assets equal to at least 100% of the market value of the securities loaned, determined daily, is deposited by the borrower with the Fund and is maintained each business day. While such securities are on loan, the borrower pays the Fund any income accruing thereon. The Fund may invest any cash collateral, thereby earning additional income, and may receive an agreed-upon fee from the borrower. Borrowed securities must be returned when the loan terminates. Any gain or loss in the market value of the borrowed securities that occurs during the term of the loan belongs to the Fund and its shareholders. A Fund pays reasonable administrative, custodial, and other fees in connection with such loans and may pay a negotiated portion of the interest earned on the cash or government securities pledged as collateral to the borrower or placing broker. A Fund does not normally retain voting rights attendant to securities it has lent, but it may call a loan of securities in anticipation of an important vote.

Short Sales

The Core Plus Bond Fund I may engage in “short sales.” A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Each Fund, other than the Principal LifeTime Funds and the SAM Portfolios, may engage in “short sales against the box.” This technique involves selling either a security owned by the Fund, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain.

Foreign Currency Transactions

Funds may engage in foreign currency transactions for both hedging and investment purposes. In addition, certain of a fund’s investments will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Any income on such investments is generally paid to a fund in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of a fund’s portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of a fund’s income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of a fund’s assets and on the net investment income available for distribution may be favorable or unfavorable. The funds may also use foreign currency transactions to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

A fund may incur costs in connection with conversions between various currencies. In addition, a fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when a fund declares and pays a dividend, or between the time when a fund accrues and pays an operating expense in U.S. dollars.

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To protect against a change in the foreign currency exchange rate between the date on which a fund contracts to purchase or sell a security and the settlement date for the purchase or sale, to gain exposure to one or more foreign currencies or to “lock in” the equivalent of a dividend or interest payment in another currency, a fund might purchase or sell a foreign currency on a spot (i.e., cash) basis at the prevailing spot rate.

•	Options on Foreign Currencies. In addition, a Fund may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. A Fund may use options on foreign currencies to hedge against adverse changes in foreign currency conversion rates. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of the portfolio securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, a Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio. Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, a Fund could sustain losses or lesser gains on transactions in foreign currency options that would require a Fund to forego a portion or all of the benefits of advantageous changes in those rates.

A Fund also may write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the decline expected by a Fund occurs, the option will most likely not be exercised and the diminution in value of portfolio securities will be offset at least in part by the amount of the premium received. Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected by a Fund, will expire unexercised and allow a Fund to hedge the increased cost up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a Fund would be required to buy or sell the underlying currency at a loss, which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

Transactions in foreign currencies, foreign currency denominated debt and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Transactions in non-U.S. currencies are also subject to many of the risks of investing in non-U.S. securities. Because a Fund may invest in foreign securities and foreign currencies, changes in foreign economies and political climates are more likely to affect a Fund than a mutual fund that invests exclusively in U.S. companies. There also may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. If a Fund’s portfolio is over-weighted in a certain geographic region, any negative development affecting that region will have a greater impact on a Fund than a fund that is not over-weighted in that region.

•	Futures on Currency. A foreign currency future provides for the future sale by one party and purchase by another party of a specified quantity of foreign currency at a specified price and time. A public market exists in futures contracts covering a number of foreign currencies. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.
•	Forward Foreign Currency Exchange Contracts. The Funds may, but are not obligated to, enter into forward foreign currency exchange contracts. Currency transactions include forward currency contracts and exchange listed or over-the-counter options on currencies. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a specified future date at a price set at the time of the contract.
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The typical use of a forward contract is to "lock in" the price of a security in U.S. dollars or some other foreign currency which a Fund is holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated in or exposed to during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

The Sub-Advisor also may from time to time utilize forward contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio or a security which pays out principal tied to an exchange rate between the U.S. dollar and a foreign currency, against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated in or exposed to. At times, a Fund may enter into "cross-currency" hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.

A Fund segregates liquid assets in an amount equal to its daily marked-to-market (net) obligation (i.e., its daily net liability, if any) with respect to forward currency contracts. It should be noted that the use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange between the currencies that can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might result if the value of the currency increases.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in currency hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to a Fund if it is unable to deliver or receive currency or monies in settlement of obligations. They could also cause hedges the Fund has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Currency exchange rates may also fluctuate based on factors extrinsic to a country's economy. Buyers and sellers of currency forward contracts are subject to the same risks that apply to the use of forward contracts generally. Further, settlement of a currency forward contract for the purchase of most currencies must occur at a bank based in the issuing nation. The ability to establish and close out positions on trading options on currency futures contracts is subject to the maintenance of a liquid market that may not always be available.

Moreover, a Fund bears the risk of loss of the amount expected to be received under a forward contract in the event of the default or bankruptcy of a forward counterparty.

Repurchase and Reverse Repurchase Agreements, Mortgage Dollar Rolls and Sale-Buybacks

The Funds may invest in repurchase and reverse repurchase agreements. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to each Fund's limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the Sub-Advisor.

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A Fund may use reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash or appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund, although the Fund's intent to segregate assets in the amount of the reverse repurchase obligation minimizes this effect.

A "mortgage dollar roll" is similar to a reverse repurchase agreement in certain respects. In a "dollar roll" transaction a Fund sells a mortgage-related security, such as a security issued by the Government National Mortgage Association, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to a Fund generally must: 1) be collateralized by the same types of underlying mortgages; 2) be issued by the same agency and be part of the same program; 3) have a similar original stated maturity; 4) have identical net coupon rates; 5) have similar market yields (and therefore price); and 6) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.

A Fund's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Fund.

A Fund also may effect simultaneous purchase and sale transactions that are known as "sale-buybacks." A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security. A Fund's obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund's forward commitment to repurchase the subject security.

Structured Notes

Funds may invest in a broad category of instruments known as “structured notes.” These instruments are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies. Traditional debt obligations typically obligate the issuer to repay the principal plus a specified rate of interest. Structured notes, by contrast, obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors, or the principal and interest rate may vary from the stated rate because of changes in these factors. For example, the issuer’s obligations could be determined by reference to changes in the value of a foreign currency, an index of securities (such as the S&P 500 Index) or an interest rate (such as the U.S. Treasury bill rate). In some cases, the issuer’s obligations are determined by reference to changes over time in the difference (or “spread”) between two or more external factors (such as the U.S. prime lending rate and the total return of the stock market in a particular country, as measured by a stock index). In some cases, the issuer’s obligations may fluctuate inversely with changes in an external factor or factors (for example, if the U.S. prime lending rate goes up, the issuer’s interest payment obligations are reduced). In some cases, the issuer’s obligations may be determined by some multiple of the change in an external factor or factors (for example, three times the change in the U.S. Treasury bill rate). In some cases, the issuer’s obligations remain fixed (as with a traditional debt instrument) so long as an external factor or factors do not change by more than the specified amount (for example, if the value of a stock index does not exceed some specified maximum), but if the external factor or factors change by more than the specified amount, the issuer’s obligations may be sharply reduced.

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Structured notes can serve many different purposes in the management of a fund. For example, they can be used to increase a fund’s exposure to changes in the value of assets that a fund would not ordinarily purchase directly (such as stocks traded in a market that is not open to U.S. investors). They also can be used to hedge the risks associated with other investments a fund holds. For example, if a structured note has an interest rate that fluctuates inversely with general changes in a country’s stock market index, the value of the structured note would generally move in the opposite direction to the value of holdings of stocks in that market, thus moderating the effect of stock market movements on the value of a fund’s portfolio as a whole.

Structured notes involve special risks. As with any debt obligation, structured notes involve the risk that the issuer will become insolvent or otherwise default on its payment obligations. This risk is in addition to the risk that the issuer’s obligations (and thus the value of a fund’s investment) will be reduced because of adverse changes in the external factor or factors to which the obligations are linked. The value of structured notes will in many cases be more volatile (that is, will change more rapidly or severely) than the value of traditional debt instruments. Volatility will be especially high if the issuer’s obligations are determined by reference to some multiple of the change in the external factor or factors. Many structured notes have limited or no liquidity, so that a fund would be unable to dispose of the investment prior to maturity. As with all investments, successful use of structured notes depends in significant part on the accuracy of the Sub-Advisor’s analysis of the issuer’s creditworthiness and financial prospects, and of the Sub-Advisor’s forecast as to changes in relevant economic and financial market conditions and factors. In instances where the issuer of a structured note is a foreign entity, the usual risks associated with investments in foreign securities apply. Structured notes may be considered derivative securities.

Debt-Linked and Equity-Linked Securities

The Funds may invest in debt-linked and equity-linked securities. The investment results of such instruments are intended to correspond generally to the performance of one or more specified equity or debt securities, or of a specific index or analogous “basket” of equity or debt securities. Therefore, investing in these instruments involves risks similar to the risks of investing in the underlying stocks or bonds directly. In addition, a Fund bears the risk that the issuer of an equity- or debt-linked security may default on its obligations under the instrument. Equity- and debt-linked securities are often used for many of the same purposes as, and share many of the same risks with, other derivative instruments as well as structured notes. Like many derivatives and structured notes, equity- and debt-linked securities may be considered illiquid, potentially limiting a Fund’s ability to dispose of them.

Commodity Index-Linked Notes

A commodity index-linked note is a type of structured note that is a derivative instrument. The prices of commodity-linked derivative instruments such as commodity index-linked notes may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase. There can be no assurance, however, that derivative instruments will perform in that manner in the future, and, at certain times in the past, the price movements of commodity-linked investments have been parallel to debt and equity securities.

During the period 1970 through 2001, the correlation between the quarterly investment returns of commodities and the quarterly investment returns of traditional financial assets such as stocks and bonds generally was negative. This inverse relationship occurred generally because commodities have historically tended to increase and decrease in value during different parts of the business cycle than have financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits.

The reverse may be true during "bull markets," when the value of traditional securities such as stocks and bonds is increasing. Under such favorable economic conditions, a fund's investments in commodity index-linked notes may be expected not to perform as well as an investment in traditional securities. Over the long term, the returns on a fund's investments in commodity index-linked notes are expected to exhibit low or negative correlation with stocks and bonds.

Hybrid Instruments

A hybrid instrument is a type of derivative that combines a traditional stock or bond with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of

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interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be economically similar to a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of a Fund.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, leveraged or unleveraged, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable and therefore are subject to many of the same risks as investments in those underlying securities, instruments or commodities.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Swap Agreements and Options on Swap Agreements

Each Fund (except Money Market Fund) may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps, to the extent permitted by its investment restrictions. To the extent a Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. A Fund may also enter into options on swap agreements ("swap options").

A Fund may enter into swap transactions for any legal purpose consistent with its investment objectives and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date; to gain exposure to one or more securities, currencies, or interest rates; to take advantage of perceived mispricing in the securities markets; or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). Forms of swap agreements also include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies. An index swap is an agreement to make or receive payments based on the different returns that would be achieved if a notional amount were invested in a

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specified basket of securities (such as the S&P 500 Index) or in some other investment (such as U.S. Treasury Securities). A total return swap is an agreement to make payments of the total return from a specified asset or instrument (or a basket of such instruments) during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another specified asset or instrument. Alternatively, a total return swap can be structured so that one party will make payments to the other party if the value of the relevant asset or instrument increases, but receive payments from the other party if the value of that asset or instrument decreases. Consistent with a Fund's investment objectives and general investment policies, certain of the Funds may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is for more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.

A Fund may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. In addition, collateral posting requirements are individually negotiated and there is no regulatory requirement that a counterparty post collateral to secure its obligations or a specified amount of cash, depending upon the terms of the swap, under a credit default swap. Furthermore, there is no requirement that a party be informed in advance when a credit default swap agreement is sold. Accordingly, a Fund may have difficulty identifying the party responsible for payment of its claims. The notional value of credit default swaps with respect to a particular investment is often larger than the total par value of such investment outstanding and, in event of a default, there may be difficulties in making the required deliveries of the reference investments, possibly delaying payments.

The Funds may invest in derivative instruments that provide exposure to one or more credit default swaps. For example, a Fund may invest in a derivative instrument known as the Loan-Only Credit Default Swap Index (“LCDX”), a tradable index with 100 equally-weighted underlying single-name loan-only credit default swaps (“LCDS”). Each underlying LCDS references an issuer whose loans trade in the secondary leveraged loan market. A Fund can either buy the index (take on credit exposure) or sell the index (pass credit exposure to a counterparty). While investing in these types of derivatives will increase the universe of debt securities to which a Fund is exposed, such investments entail additional risks that are not typically associated with investments in other debt securities. Credit default swaps and other derivative instruments related to loans are subject to the risks associated with loans generally, as well as the risks of derivative transactions.

The Funds may invest in publicly or privately issued interests in investment pools whose underlying assets are credit default, credit-linked, interest rate, currency exchange, equity-linked or other types of swap contracts and related underlying securities or securities loan agreements. The pools’ investment results may be designed to correspond generally to the performance of a specified securities index or “basket” of securities, or sometimes a single security. These types of pools are often used to gain exposure to multiple securities with a smaller investment than would be required to invest directly in the individual securities. They also may be used to gain exposure to foreign securities markets without investing in the foreign securities themselves and/or the relevant foreign market. To the extent that a Fund invests in pools of swaps and related underlying securities or securities loan agreements whose return corresponds to the performance of a foreign securities index or one or more foreign securities, investing in such pools will involve risks similar to the risks of investing in foreign securities. In addition to the risks associated with investing in swaps generally, a Fund bears the risks and costs generally associated with investing in pooled investment vehicles, such as paying the fees and expenses of the pool and the risk that the pool or the operator of the pool may default on its obligations to the holder of interests in the pool, such as a Fund. Interests in privately offered investment pools of swaps may be considered illiquid.

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The Funds may enter into contracts for differences. “Contracts for differences” are swap arrangements in which a Fund may agree with a counterparty that its return (or loss) will be based on the relative performance of two different groups or “baskets” of securities. For example, as to one of the baskets, a Fund’s return is based on theoretical long futures positions in the securities comprising that basket, and as to the other basket, a Fund’s return is based on theoretical short futures positions in the securities comprising that other basket. The notional sizes of the baskets will not necessarily be the same, which can give rise to investment leverage. A Fund may also use actual long and short futures positions to achieve the market exposure(s) as contracts for differences. A Fund may enter into swaps and contracts for differences for investment return, hedging, risk management and for investment leverage.

A swap option (also known as “swaptions”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. The buyer and seller of the swap option agree on the strike price, length of the option period, the term of the swap, notional amount, amortization and frequency of settlement. A Fund may engage in swap options for hedging purposes or in an attempt to manage and mitigate credit and interest rate risk. Each Fund (except Money Market Fund) may write (sell) and purchase put and call swap options. The use of swap options involves risks, including, among others, imperfect correlation between movements of the price of the swap options and the price of the securities, indices or other assets serving as reference instruments for the swap option, reducing the effectiveness of the instrument for hedging or investment purposes.

Most swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Manager or Sub-Advisor in accordance with procedures established by the Board of Directors, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund's investment restriction concerning senior securities. Each Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's total assets.
Swaps can be highly volatile and may have a considerable impact on a Fund’s performance, as the potential gain or loss on any swap transaction is not subject to any fixed limit. Whether a Fund's use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the ability of the Fund's Manager or Sub-Advisor to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that present minimal credit risks, as determined by the Fund's Manager or Sub-Advisor. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Liquidity. Some swap markets have grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, these swap markets have become relatively liquid.

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The liquidity of swap agreements will be determined by the Manager or Sub-Advisor based on various factors, including:

•	the frequency of trades and quotations,
•	the number of dealers and prospective purchasers in the marketplace,
•	dealer undertakings to make a market,
•	the nature of the security (including any demand or tender features), and
•	the nature of the marketplace for trades (including the ability to assign or offset a portfolio's rights and obligations relating to the investment).

Such determination will govern whether a swap will be deemed to be within each Fund's restriction on investments in illiquid securities.

For purposes of applying the funds’ investment policies and restrictions (as stated in the Prospectuses and Statement of Additional Information) swap agreements are generally valued by the funds at market value. In the case of a credit default swap sold by a fund (i.e., where the fund is selling credit default protection), however, in applying certain of the funds’ investment policies and restrictions the fund will value the credit default swap at its notional amount but may value the credit default swap at market value for purposes of applying certain of the funds’ other investment policies and restrictions. The manner in which certain securities or other instruments are valued by the funds for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

When-Issued, Delayed Delivery, and Forward Commitment Transactions

Each of the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When such purchases are outstanding, the Fund will segregate until the settlement date assets determined to be liquid by the Sub-Advisor in accordance with procedures established by the Board of Directors, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated.

When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery, or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

Money Market Instruments/Temporary Defensive Position

The Money Market Fund invests all of its available assets in money market instruments maturing in 397 days or less. In addition, all of the Funds may make money market investments (cash equivalents), without limit, pending other investment or settlement, for liquidity, or in adverse market conditions. Following are descriptions of the types of money market instruments that the Funds may purchase:

•	U.S. Government Securities - Securities issued or guaranteed by the U.S. government, including treasury bills, notes, and bonds.
•	U.S. Government Agency Securities - Obligations issued or guaranteed by agencies or instrumentalities of the U.S. government.
•	U.S. agency obligations include, but are not limited to, the Bank for Cooperatives, Federal Home Loan Banks, and Federal Intermediate Credit Banks.
•	U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association.
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Some obligations issued or guaranteed by U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury. Others, such as those issued by the Federal National Mortgage Association, are supported by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality. Still others, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality.

•	Bank Obligations - Certificates of deposit, time deposits and bankers' acceptances of U.S. commercial banks having total assets of at least one billion dollars and overseas branches of U.S. commercial banks and foreign banks, which in the opinion of the Sub-Advisor, are of comparable quality. However, each such bank with its branches has total assets of at least five billion dollars, and certificates, including time deposits of domestic savings and loan associations having at least one billion dollars in assets that are insured by the Federal Savings and Loan Insurance Corporation. The Fund may acquire obligations of U.S. banks that are not members of the Federal Reserve System or of the Federal Deposit Insurance Corporation.

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may by withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.

Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. For example, an issuing bank may be able to maintain that the liability for an investment is solely that of the overseas branch which could expose a Fund to a greater risk of loss. In addition, obligations of foreign banks or of overseas branches of U.S. banks may be affected by governmental action in the country of domicile of the branch or parent bank. Examples of adverse foreign governmental actions include the imposition of currency controls, the imposition of withholding taxes on interest income payable on such obligations, interest limitations, seizure or nationalization of assets, or the declaration of a moratorium. Deposits in foreign banks or foreign branches of U.S. banks are not covered by the Federal Deposit Insurance Corporation and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any United States Government agency or instrumentality. A Fund only buys short-term instruments where the risks of adverse governmental action are believed by the Sub-Advisor to be minimal. A Fund considers these factors, along with other appropriate factors, in making an investment decision to acquire such obligations. It only acquires those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Fund. A Fund may invest in certificates of deposit of selected banks having less than one billion dollars of assets provided the certificates do not exceed the level of insurance (currently $100,000) provided by the applicable government agency.

A certificate of deposit is issued against funds deposited in a bank or savings and loan association for a definite period of time, at a specified rate of return. Normally they are negotiable. However, a Fund occasionally may invest in certificates of deposit which are not negotiable. Such certificates may provide for interest penalties in the event of withdrawal prior to their maturity. A bankers' acceptance is a short-term credit instrument issued by corporations to finance the import, export, transfer, or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.

•	Commercial Paper - Short-term promissory notes issued by U.S. or foreign corporations.
•	Short-term Corporate Debt - Corporate notes, bonds, and debentures that at the time of purchase have 397 days or less remaining to maturity.
•	Repurchase Agreements - Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate.
•	Taxable Municipal Obligations - Short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.
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The ratings of nationally recognized statistical rating organization ("NRSRO"), such as Moody's Investor Services, Inc. ("Moody's") and Standard & Poor's ("S&P"), which are described in Appendix A, represent their opinions as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings, including ratings of NRSROs other than Moody's and S&P, are the initial criteria for selection of portfolio investments, but the Sub-Advisor further evaluates these securities.

Funding Agreements

Funds may invest in Guaranteed Investment Contracts (“GICs”) and similar funding agreements. In connection with these investments, a Fund makes cash contributions to a deposit fund of an insurance company’s general account. The insurance company then credits to a Fund on a monthly basis guaranteed interest, which is based on an index (such as LIBOR). The funding agreements provide that this guaranteed interest will not be less than a certain minimum rate. The purchase price paid for a funding agreement becomes part of the general assets of the insurance company. GICs are considered illiquid securities and will be subject to any limitations on such investments, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. Generally, funding agreements are not assignable or transferable without the permission of the issuing company, and an active secondary market in some funding agreements does not currently exist. Investments in GICs are subject to the risks associated with fixed-income instruments generally, and are specifically subject to the credit risk associated with an investment in the issuing insurance company.

Municipal Obligations

Municipal Obligations are obligations issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, including municipal utilities, or multi-state agencies or authorities. The interest on Municipal Obligations is exempt from federal income tax in the opinion of bond counsel to the issuer. Three major classifications of Municipal Obligations are: Municipal Bonds, that generally have a maturity at the time of issue of one year or more; Municipal Notes, that generally have a maturity at the time of issue of six months to three years; and Municipal Commercial Paper, that generally has a maturity at the time of issue of 30 to 270 days.

The term "Municipal Obligations" includes debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and electric utilities. Other public purposes for which Municipal Obligations are issued include refunding outstanding obligations, obtaining funds for general operating expenses, and lending such funds to other public institutions and facilities.

AMT-Subject Bonds. Industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities, and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. They are considered to be Municipal Obligations if the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer, even though the interest may be subject to the federal alternative minimum tax.

•	Municipal Bonds. Municipal Bonds may be either "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source (e.g., the user of the facilities being financed), but not from the general taxing power. Industrial development bonds and pollution control bonds in most cases are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality. The payment of the principal and interest on industrial revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Funds may also invest in "moral obligation" bonds that are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of the bonds becomes a moral commitment but not a legal obligation of the state or municipality in question.
•	Municipal Notes. Municipal Notes usually are general obligations of the issuer and are sold in anticipation of a bond sale, collection of taxes, or receipt of other revenues. Payment of these notes is primarily dependent upon the issuer's receipt of the anticipated revenues. Other notes include "Construction Loan Notes" issued to provide
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construction financing for specific projects, and "Bank Notes" issued by local governmental bodies and agencies to commercial banks as evidence of borrowings. Some notes ("Project Notes") are issued by local agencies under a program administered by the U.S. Department of Housing and Urban Development. Project Notes are secured by the full faith and credit of the United States.
•	Bond Anticipation Notes ("BANs") are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.
•	Tax Anticipation Notes ("TANs") are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. TANs are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.
•	Revenue Anticipation Notes ("RANs") are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.
•	Construction Loan Notes are issued to provide construction financing for specific projects. Permanent financing, the proceeds of which are applied to the payment of construction loan notes, is sometimes provided by a commitment by the Government National Mortgage Association ("GNMA") to purchase the loan, accompanied by a commitment by the Federal Housing Administration to insure mortgage advances thereunder. In other instances, permanent financing is provided by commitments of banks to purchase the loan. The Tax-Exempt Bond and California Municipal Funds will only purchase construction loan notes that are subject to GNMA or bank purchase commitments.
•	Bank Notes are notes issued by local governmental bodies and agencies such as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working-capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.
•	Municipal Commercial Paper. Municipal Commercial Paper refers to short-term obligations of municipalities that may be issued at a discount and may be referred to as Short-Term Discount Notes. Municipal Commercial Paper is likely to be used to meet seasonal working capital needs of a municipality or interim construction financing. Generally they are repaid from general revenues of the municipality or refinanced with long-term debt. In most cases Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.
•	Variable and Floating Rate Obligations. Certain Municipal Obligations, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and debt instruments issued by domestic banks or corporations may carry variable or floating rates of interest. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a bank prime rate or tax-exempt money market index. Variable rate notes are adjusted to current interest rate levels at certain specified times, such as every 30 days. A floating rate note adjusts automatically whenever there is a change in its base interest rate adjustor, e.g., a change in the prime lending rate or specified interest rate indices. Typically such instruments carry demand features permitting the fund to redeem at par.

The fund's right to obtain payment at par on a demand instrument upon demand could be affected by events occurring between the date the fund elects to redeem the instrument and the date redemption proceeds are due which affects the ability of the issuer to pay the instrument at par value. The Sub-Advisor monitors on an ongoing basis the pricing, quality, and liquidity of such instruments and similarly monitors the ability of an issuer of a demand instrument, including those supported by bank letters of credit or guarantees, to pay principal and interest on demand. Although the ultimate maturity of such variable rate obligations may

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exceed one year, the fund treats the maturity of each variable rate demand obligation as the longer of a) the notice period required before the fund is entitled to payment of the principal amount through demand or b) the period remaining until the next interest rate adjustment. Floating rate instruments with demand features are deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

Funds may purchase participation interests in variable rate Municipal Obligations (such as industrial development bonds). A participation interest gives the purchaser an undivided interest in the Municipal Obligation in the proportion that its participation interest bears to the total principal amount of the Municipal Obligation. A fund has the right to demand payment on seven days' notice, for all or any part of the fund's participation interest in the Municipal Obligation, plus accrued interest. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the Municipal Obligations over the negotiated yield at which the instruments were purchased by the fund.

•	Stand-By Commitments. Funds may acquire stand-by commitments with respect to municipal obligations held in their respective portfolios. Under a stand-by commitment, a broker-dealer, dealer, or bank would agree to purchase, at the relevant funds' option, a specified municipal security at a specified price. Thus, a stand-by commitment may be viewed as the equivalent of a put option acquired by a fund with respect to a particular municipal security held in the fund's portfolio.

The amount payable to a fund upon its exercise of a stand-by commitment normally would be 1) the acquisition cost of the municipal security (excluding any accrued interest that the fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the fund owned the security, plus, 2) all interest accrued on the security since the last interest payment date during the period the security was owned by the fund. Absent unusual circumstances, the fund would value the underlying municipal security at amortized cost. As a result, the amount payable by the broker-dealer, dealer or bank during the time a stand-by commitment is exercisable would be substantially the same as the value of the underlying municipal obligation.

A fund's right to exercise a stand-by commitment would be unconditional and unqualified. Although a fund could not transfer a stand-by commitment, it could sell the underlying municipal security to a third party at any time. It is expected that stand-by commitments generally will be available to the funds without the payment of any direct or indirect consideration. The funds may, however, pay for stand-by commitments if such action is deemed necessary. In any event, the total amount paid for outstanding stand-by commitments held in a fund's portfolio would not exceed 0.50% of the value of a fund's total assets calculated immediately after each stand-by commitment is acquired.

The funds intend to enter into stand-by commitments only with broker-dealers, dealers, or banks that their Sub-Advisors believe present minimum credit risks. A fund's ability to exercise a stand-by commitment will depend upon the ability of the issuing institution to pay for the underlying securities at the time the stand-by commitment is exercised. The credit of each institution issuing a stand-by commitment to a fund will be evaluated on an ongoing basis by the Sub-Advisor.

A fund intends to acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its right thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation of the underlying municipal security. Each stand-by commitment will be valued at zero in determining net asset value. Should a fund pay directly or indirectly for a stand-by commitment, its costs will be reflected in realized gain or loss when the commitment is exercised or expires. The maturity of a municipal security purchased by a fund will not be considered shortened by any stand-by commitment to which the obligation is subject. Thus, stand-by commitments will not affect the dollar-weighted average maturity of a fund's portfolio.

•	Other Municipal Obligations. Other kinds of Municipal Obligations are occasionally available in the marketplace, and the fund may invest in such other kinds of obligations to the extent consistent with its investment objective and limitations. Such obligations may be issued for different purposes and with different security than those mentioned above.
•	Risks of Municipal Obligations. The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation, and rating of the issue. The fund's
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ability to achieve its investment objective also depends on the continuing ability of the issuers of the Municipal Obligations in which it invests to meet their obligation for the payment of interest and principal when due.

Municipal Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act. They are also subject to federal or state laws, if any, which extend the time for payment of principal or interest, or both, or impose other constraints upon enforcement of such obligations or upon municipalities to levy taxes. The power or ability of issuers to pay, when due, principal of and interest on Municipal Obligations may also be materially affected by the results of litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. It may be expected that similar proposals will be introduced in the future. If such a proposal was enacted, the ability of the fund to pay "exempt interest" dividends may be adversely affected. The fund would reevaluate its investment objective and policies and consider changes in its structure.

Special Considerations Relating to California Municipal Obligations

The California Municipal Fund concentrates its investments in California municipal obligations, and therefore may be significantly impacted by political, economic, or regulatory developments that affect issuers in California and their ability to pay principal and interest on their obligations. The ability of issuers to pay interest on, and repay principal of, California municipal obligations may be affected by 1) amendments to the California Constitution and related statutes that limit the taxing and spending authority of California government entities, 2) voter initiatives, 3) a wide variety of California laws and regulations, including laws related to the operation of health care institutions and laws related to secured interests in real property, and 4) the general financial condition of the State of California and the California economy. The Tax-Exempt Bond Fund also invests in California municipal obligations.

Insurance

The insured municipal obligations in which the Municipal Funds (California Municipal Fund and Tax-Exempt Bond Fund) may invest are insured under insurance policies that relate to the specific municipal obligation in question. This insurance is generally non-cancelable and will continue in force so long as the municipal obligations are outstanding and the insurer remains in business.

The insured municipal obligations are generally insured as to the scheduled payment of all installments of principal and interest as they fall due. The insurance covers only credit risk and therefore does not guarantee the market value of the obligations in a Fund's investment portfolio or a Fund's NAV. The Fund's NAV will continue to fluctuate in response to fluctuations in interest rates. A Fund's investment policy requiring investment in insured municipal obligations will not affect the Fund's ability to hold its assets in cash or to invest in escrow-secured and defeased bonds or in certain short-term tax-exempt obligations, or affect its ability to invest in uninsured taxable obligations for temporary or liquidity purposes or on a defensive basis.

Taxable Investments of the Municipal Funds

Each of the Municipal Funds may invest a portion of its assets, as described in the prospectus, in taxable short-term investments consisting of: Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, domestic bank certificates of deposit and bankers' acceptances, short-term corporate debt securities such as commercial paper, and repurchase agreements ("Taxable Investments"). These investments must have a stated maturity of one year or less at the time of purchase and must meet the following standards: banks must have assets of at least $1 billion; commercial paper must be rated at least "A" by S&P or "Prime" by Moody's or, if not rated, must be issued by companies having an outstanding debt issue rated at least "A" by S&P or Moody's; corporate bonds and debentures must be rated at least "A" by S&P or Moody's. Interest earned from Taxable Investments is taxable to investors. When, in the opinion of the Fund's Manager, it is advisable to maintain a temporary "defensive" posture, each Municipal Fund may invest without limitation in Taxable Investments. At other times, Taxable Investments, Municipal Obligations that do not meet the quality standards required for the 80% portion of the portfolio and Municipal Obligations the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax will not exceed 20% of the Fund's total assets.

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Other Investment Companies

Each Fund may invest in the securities of investment companies, subject to its fundamental and non-fundamental investment restrictions. Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, various exchange-traded funds ("ETFs"), and other open-end investment companies, represent interests in professionally managed portfolios that may invest in a variety of instruments. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. ETFs are often structured to perform in a similar fashion to a broad-based securities index. Investing in ETFs involves substantially the same risks as investing directly in the underlying instruments. In addition, ETFs involve the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the index or underlying instruments.

As a shareholder in an investment company, a Fund would bear its ratable share of that entity's expenses, including its advisory and administrative fees. The Fund would also continue to pay its own advisory fees and other expenses. Consequently, the Fund and its shareholders would, in effect, absorb two levels of fees with respect to investments in other investment companies.

Bank Loans (also known as Senior Floating Rate Interests)

Bank loans typically hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral, and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Bank loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the bank loan. Bank loans are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

The secondary market for loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may cause the fund to be unable to realize full value and thus cause a material decline in the fund's net asset value.

Bank loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Bank loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur.

Variable and Floating Rate Instruments

The Funds may purchase variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. These instruments may also include leveraged inverse floating rate debt instruments, or “inverse floaters”. The interest rate of an inverse floater resets in the opposite direction from the market rate of interest on a security or interest to which it is related. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest, and is subject to many of the same risks as derivatives. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Certain of these investments may be illiquid. The absence of an active secondary market with respect to these investments could make it difficult for a Fund to dispose of a variable or floating rate note if the issuer defaulted on its payment obligation or during periods that a Fund is not entitled to exercise its demand rights, and a Fund could, for these or other reasons, suffer a loss with respect to such instruments.

Warrants and Rights

The Funds may invest in warrants and rights. A warrant is an instrument that gives the holder a right to purchase a given number of shares of a particular security at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying

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security does not, before the expiration date, exceed the exercise price of the warrant. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer. A right is a privilege granted to existing shareholders of a corporation to subscribe for shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price.

Pay-in-Kind Securities

The Funds may invest in pay-in-kind securities. Pay-in-kind securities pay dividends or interest in the form of additional securities of the issuer, rather than in cash. These securities are usually issued and traded at a discount from their face amounts. The amount of the discount varies depending on various factors, such as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of pay-in-kind securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than are other types of securities having similar maturities and credit quality.

Trust Preferred Securities

Funds may invest in trust preferred securities. Trust preferred securities can have the characteristics of both subordinated debt and preferred stock. Generally, trust preferred securities are issued by a trust that is wholly-owned by a financial institution or other corporate entity, typically a bank holding company. The financial institution creates the trust and owns the trust’s common securities. The trust uses the sale proceeds of its preferred securities to purchase, for example, subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust uses the funds received to make dividend payments to the holders of the trust preferred securities. The primary advantage of this structure may be that the trust preferred securities are treated by the financial institution as debt securities for tax purposes and as equity for the calculation of capital requirements.

Trust preferred securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated issuer. Typical characteristics include long-term maturities, early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the financial institution. The market value of trust preferred securities may be more volatile than those of conventional debt securities. Trust preferred securities may be issued in reliance on Rule 144A under the 1933 Act and subject to restrictions on resale. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as a fund, to sell their holdings. The condition of the financial institution can be looked to identify the risks of trust preferred securities as the trust typically has no business operations other than to issue the trust preferred securities. If the financial institution defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of its securities, such as a fund.

Corporate Reorganizations

Funds may invest in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of the Sub-Advisor, there is a reasonable prospect of capital appreciation significantly greater than the brokerage and other transaction expenses involved. The primary risk of such investments is that if the contemplated transaction is abandoned, revised, delayed or becomes subject to unanticipated uncertainties, the market price of the securities may decline below the purchase price paid by a fund.

In general, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. However, the increased market price of such securities may discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the Sub-Advisor, which must appraise not only the value of the issuer and its component businesses, but also the financial resources and business motivation of the offer or proposal as well as the dynamics of the business climate when the offer or proposal is in process.

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Step-Coupon Securities

The Funds may invest in step-coupon securities. Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. Market values of these types of securities generally fluctuate in response to changes in interest rates to a greater degree than conventional interest-paying securities of comparable term and quality. Under many market conditions, investments in such securities may be illiquid, making it difficult for a Fund to dispose of them or determine their current value.

“Stripped” Securities

The Funds may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. government or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup fully its investments in IOs. Stripped securities may be illiquid. Stripped securities may be considered derivative securities.

Supranational Entities

The Funds may invest in obligations of supranational entities. A supranational entity is an entity designated or supported by national governments to promote economic reconstruction, development or trade amongst nations. Examples of supranational entities include the International Bank for Reconstruction and Development (also known as the World Bank) and the European Investment Bank. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investments in foreign currencies.

Synthetic Securities

Incidental to other transactions in fixed income securities and/or for investment purposes, a Fund also may combine options on securities with cash, cash equivalent investments or other fixed income securities in order to create “synthetic” securities which approximate desired risk and return profiles. This may be done where a “non-synthetic” security having the desired risk/return profile either is unavailable (e.g., short-term securities of certain non-U.S. governments) or possesses undesirable characteristics (e.g., interest payments on the security would be subject to non-U.S. withholding taxes). A Fund also may purchase forward non-U.S. exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic non-U.S. currency denominated security which approximates desired risk and return characteristics where the non-synthetic securities either are not available in non-U.S. markets or possess undesirable characteristics. The use of synthetic bonds and other synthetic securities may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other assets. Synthetic securities may increase other Fund risks, including market risk, liquidity risk, and credit risk, and their value may or may not correlate with the value of the relevant underlying asset.

Industry Concentrations

Each of the Funds, except the Global Diversified Income, Global Real Estate Securities, Real Estate Securities, LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600 Index Funds, will not concentrate (invest more than 25% of its assets) its investments in any particular industry. The LargeCap S&P 500 Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds may concentrate their investments in a particular industry only to the extent that the relevant indices are so concentrated. To monitor compliance with the policy regarding industry concentration, the Funds may use the industry classifications provided by Bloomberg, L.P., the Morgan Stanley Capital International/Standard & Poor's Global Industry Classification Standard (GICS), the Directory of Companies Filing Annual Reports with the Securities and Exchange Commission or any other reasonable industry classification system. The Funds interpret their policy with respect to concentration in a particular industry to apply only to direct investments in the securities of issuers in a particular industry. For purposes of this restriction, government securities such as treasury securities or mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities are not subject to the Funds' industry concentration restrictions. The Funds view their investments in privately issued mortgage-related securities, asset-backed securities or municipal securities as not representing interests in any particular industry or group of industries.

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Portfolio Turnover

Portfolio turnover is a measure of how frequently a portfolio's securities are bought and sold. The portfolio turnover rate is generally calculated as the dollar value of the lesser of a portfolio's purchases or sales of shares of securities during a given year, divided by the monthly average value of the portfolio securities during that year (excluding securities whose maturity or expiration at the time of acquisition were less than one year). For example, a portfolio reporting a 100% portfolio turnover rate would have purchased and sold securities worth as much as the monthly average value of its portfolio securities during the year.

It is not possible to predict future turnover rates with accuracy. Many variable factors are outside the control of a portfolio manager. The investment outlook for the securities in which a portfolio may invest may change as a result of unexpected developments in securities markets, economic or monetary policies, or political relationships. High market volatility may result in a portfolio manager using a more active trading strategy than might otherwise be employed. Each portfolio manager considers the economic effects of portfolio turnover but generally does not treat the portfolio turnover rate as a limiting factor in making investment decisions.

Sale of shares by investors may require the liquidation of portfolio securities to meet cash flow needs. In addition, changes in a particular portfolio's holdings may be made whenever the portfolio manager considers that a security is no longer appropriate for the portfolio or that another security represents a relatively greater opportunity. Such changes may be made without regard to the length of time that a security has been held.

Higher portfolio turnover rates generally increase transaction costs that are expenses of the Account. Active trading may generate short-term gains (losses) for taxable shareholders.

The following Funds had significant variation in portfolio turnover rates over the two most recently completed fiscal years:

Fund	2011 Turnover	2010 Turnover	Comments
Global Real Estate Securities	78.8%	194.8%	During 2010, the volatility of relative returns due to the recent market crisis elevated turnover beyond normal ranges. Turnover in 2011 returned to normal expected levels.
Government & High Quality Bond	104.7%	51.2%	During 2011, the portfolio experienced higher turnover as the investment management team pursued investment opportunities stemming from heightened market volatility.
Overseas f/k/a International Value I	38.6%	87.2%	During 2010, Barrow Hanley replaced AXA Rosenberg as sub-advisor. AXA's portfolio turnover was very high. These factors resulted in elevated turnover. In 2011, turnover returned to a normal range.
Principal LifeTime 2010	16.4%	36.2%	During 2010, several changes were made to the underlying funds including removing some funds and replacing them with other funds. This resulted in higher turnover levels during the year. 2011 did not have the same level of changes.
Principal LifeTime 2015	14.0%	32.0%	During 2010, several changes were made to the underlying funds including removing some funds and replacing them with other funds. This resulted in higher turnover levels during the year. 2011 did not have the same level of changes.
Principal LifeTime 2020	8.8%	32.0%	During 2010, several changes were made to the underlying funds including removing some funds and replacing them with other funds. This resulted in higher turnover levels during the year. 2011 did not have the same level of changes.
Principal LifeTime 2025	12.7%	25.2%	During 2010, several changes were made to the underlying funds including removing some funds and replacing them with other funds. This resulted in higher turnover levels during the year. 2011 did not have the same level of changes.
Principal LifeTime 2030	10.7%	32.1%	During 2010, several changes were made to the underlying funds including removing some funds and replacing them with other funds. This resulted in higher turnover levels during the year. 2011 did not have the same level of changes.
Principal LifeTime 2035	6.1%	25.0%	During 2010, several changes were made to the underlying funds including removing some funds and replacing them with other funds. This resulted in higher turnover levels during the year. 2011 did not have the same level of changes.
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Fund	2011 Turnover	2010 Turnover	Comments
Principal LifeTime 2040	12.6%	31.4%	During 2010, several changes were made to the underlying funds including removing some funds and replacing them with other funds. This resulted in higher turnover levels during the year. 2011 did not have the same level of changes.
Principal LifeTime 2045	4.5%	23.8%	During 2010, several changes were made to the underlying funds including removing some funds and replacing them with other funds. This resulted in higher turnover levels during the year. 2011 did not have the same level of changes.
Principal LifeTime 2050	15.5%	30.1%	During 2010, several changes were made to the underlying funds including removing some funds and replacing them with other funds. This resulted in higher turnover levels during the year. 2011 did not have the same level of changes.
Principal LifeTime 2055	22.5%	44.0%	During 2010, several changes were made to the underlying funds including removing some funds and replacing them with other funds. This resulted in higher turnover levels during the year. 2011 did not have the same level of changes.
Principal LifeTime Strategic Income	19.8%	46.9%	During 2010, several changes were made to the underlying funds including removing some funds and replacing them with other funds. This resulted in higher turnover levels during the year. 2011 did not have the same level of changes.
SAM Balanced	29.6%	13.2%	During 2011, the SAM portfolio management team made several changes to underlying funds and re-weighting asset classes which resulted in higher turnover.
SAM Conservative Growth	31.9%	15.4%	During 2011, the SAM portfolio management team made several changes to underlying funds and re-weighting asset classes which resulted in higher turnover.
SAM Flexible Income	19.6%	9.5%	During 2011, the SAM portfolio management team made several changes to underlying funds and re-weighting asset classes which resulted in higher turnover.
SAM Strategic Growth	37.7%	15.6%	During 2011, the SAM portfolio management team made several changes to underlying funds and re-weighting asset classes which resulted in higher turnover.

Leadership Structure and Board of Directors

Overall responsibility for directing the business and affairs of PFI rests with the Board of Directors, who are elected by PFI's shareholders. In addition to serving on the Board of PFI, each Director serves on the Board of Principal Variable Contracts Funds, Inc. (“PVC”). The Board is responsible for overseeing the operations of PFI in accordance with the provisions of the 1940 Act, other applicable laws and PFI’s charter. The Board elects the officers of PFI to supervise its day-to-day operations. The Board meets in regularly scheduled meetings eight times throughout the year. Board meetings may occur in-person or by telephone. In addition, the Board holds special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. Board members who are Independent Directors meet annually to consider renewal of PFI's advisory contracts. The Board is currently composed of eleven members, nine of whom are Independent Directors. Each Director has significant prior senior management and/or board experience. In December 2011, the Board set the number of Directors at fourteen and appointed two of three new nominees as Directors. The appointment of the two new nominees for Director, Mr. Barnes and Mr. Huang, will become effective at the Board meeting scheduled for March 2012. Mr. Beer, the third new nominee, will become a Director effective at the Board meeting scheduled for June 2012, if he is elected as a Director at the Special Shareholder Meeting.

The Chairman of the Board is an interested person of PFI. The Independent Directors of PFI have appointed a lead Independent Director whose role is to review and approve, with the Chairman, the agenda for each Board meeting and facilitate communication among PFI's Independent Directors as well as communication between the Independent Directors, management of PFI and the full Board. PFI has determined that the Board's leadership structure is appropriate given the characteristics and circumstances of PFI, including such items as the number of series or portfolios that comprise PFI, the variety of asset classes those series reflect, the net assets of PFI, the committee structure of the Board and the distribution arrangements of PFI. The appropriateness of this structure is enhanced by PFI’s Board Committees, which are described below, and the allocation of responsibilities among them.

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The Directors were selected to serve and continue on the Board based upon their skills, experience, judgment, analytical ability, diligence and ability to work effectively with other Board members, a commitment to the interests of shareholders and, for each Independent Director, a demonstrated willingness to take an independent and questioning view of management. In addition to these general qualifications, the Board seeks members who will build upon the diversity of the Board. In addition to those qualifications, the following is a brief discussion of the specific education, experience, qualifications, or skills that led to the conclusion that each person identified below should serve as a Director for PFI. As required by rules the SEC has adopted under the 1940 Act, PFI's Independent Directors select and nominate all candidates for Independent Director positions.

Independent Directors

Elizabeth Ballantine. Ms. Ballantine has served as a director of PFI and PVC since 2004. Through her professional training and experience as an attorney and her experience as a director of Principal Funds, investment consultant and a director, Ms. Ballantine is experienced in financial, investment and regulatory matters.

Leroy T. Barnes. Mr. Barnes will begin serving as a director of PFI and PVC in March 2012. From 2001-2005, Mr. Barnes served as Vice President and Treasurer of PG&E Corporation. From 1997-2001, Mr. Barnes served as Vice President and Treasurer of Gap, Inc. Through his education and employment experience and experience as a director, Mr. Barnes is experienced with financial, accounting, regulatory and investment matters.

Kristianne Blake. Ms. Blake has served as a Director of PFI and PVC since 2007. From 1998-2007, she served as a Trustee of the WM Group of Funds. Ms. Blake has been a director of the Russell Investment Funds since 2000. Through her education, experience as a director of mutual funds and employment experience, Ms. Blake is experienced with financial, accounting, regulatory and investment matters.

Craig Damos. Mr. Damos has served as a Director of PFI and PVC since 2008. Since 2011, Mr. Damos has served as the President of The Damos Company (consulting services). Mr. Damos served as President and Chief Executive Officer of Weitz Company from 2006-2010 and Vertical Growth Officer from 2004-2006. From 2000-2004, he served as the Chief Financial Officer of Weitz Company. From 2005-2008, Mr. Damos served as a director of West Bank. Through his education, experience as a director of Principal Funds and employment experience, Mr. Damos is experienced with financial, accounting, regulatory and investment matters.

Richard W. Gilbert. Mr. Gilbert has served as a Director of PFI and PVC since 2000. From 1988-1993, he served as the Chairman of the Board of the Federal Home Loan Bank of Chicago. Since 2005, Mr. Gilbert has served as a director of Calamos Asset Management, Inc. Through his service as a director of Principal Funds and his employment experience, Mr. Gilbert is experienced with financial, regulatory and investment matters.

Mark A. Grimmett. Mr. Grimmett has served as a Director of PFI and PVC since 2004. He is a certified public accountant. Since 1996, Mr. Grimmett has served as the Chief Financial Officer for Merle Norman Cosmetics, Inc. Through his service as a director of Principal Funds, his education and his employment experience, Mr. Grimmett is experienced with financial, accounting, regulatory and investment matters.

Fritz Hirsch. Mr. Hirsch has served as a Director of PFI and PVC since 2005. From 1983-1985, he served as Chief Financial Officer of Sassy, Inc. From 1986-2009, Mr. Hirsch served as President and Chief Executive Officer of Sassy, Inc. Since 2011, Mr. Hirsch serves as CEO of MAM USA. Through his experience as a director of the Principal Funds and employment experience, Mr. Hirsch is experienced with financial, accounting, regulatory and investment matters.

Tao Huang. Mr. Huang will begin serving as a director of PFI and PVC in March 2012. From 1996-2000, Mr. Huang served as Chief Technology Officer of Morningstar, Inc. and from 1998-2000 as President of the International Division of Morningstar. From 2000-2011, Mr. Huang served as Chief Operating Officer of Morningstar. Through his education and employment experience, Mr. Huang is experienced with technology, financial, regulatory and investment matters.

William Kimball. Mr. Kimball has served as a Director of PFI and PVC since 2000. From 1998-2004, Mr. Kimball served as Chairman and CEO of Medicap Pharmacies, Inc. Prior to 1998, he served as President and CEO of Medicap. Since 2004, Mr. Kimball has served as director of Casey's General Stores, Inc. Through his experience as a director of the Principal Funds and his employment experience, Mr. Kimball is experienced with financial, regulatory and investment matters.

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Barbara Lukavsky. Ms. Lukavsky has served as a Director of PFI and PVC since 1993. Ms. Lukavsky founded Barbican Enterprises, Inc. and since 1994 has served as its President and CEO. Through her experience as a director of the Principal Funds and employment experience, Ms. Lukavsky is experienced with financial, regulatory, marketing and investment matters.

Daniel Pavelich. Mr. Pavelich has served as a Director of PFI and PVC since 2007. From 1998-2007, Mr. Pavelich served as a Trustee of the WM Group of Funds. From 1996-1999, he served as Chairman and CEO of BDO and as its Chairman from 1994-1996. Through his education, experience as a director of mutual funds and his employment experience, Mr. Pavelich is experienced with financial, accounting, regulatory and investment matters.

Interested Directors

Michael J. Beer. Mr. Beer will begin serving as a Director of PFI and PVC in June 2012, following election by shareholders. Mr. Beer has served as Executive Vice President of PFI and PVC since 2001 and as Executive Vice President (since 2002), Chief Operating Officer (since 2006) and a director of PMC. Since 2007, Mr. Beer has served  as the President and a director of Princor and PSS since 2007. Prior to working for Principal, Mr. Beer worked for Wells Fargo and Deloitte Touche. Through his education and employment experience, Mr. Beer is experienced with financial, accounting, regulatory and investment matters.

Ralph C. Eucher. Mr. Eucher has served as a Director of PFI and PVC since 1999. Mr. Eucher has served as a director of PMC and Princor since 1999. He has been a Senior Vice President at Principal Financial Group, Inc. since 2002. Through his professional training and experience as an attorney and his service as a director of Principal Funds and his employment experience, Mr. Eucher is experienced with financial, regulatory and investment matters.

Nora M. Everett. Ms. Everett has served as a Director of PFI and PVC since 2008. From 2004-2008, Ms. Everett was Senior Vice President and Deputy General Counsel at Principal Financial Group, Inc. From 2001-2004, she was Vice President and Counsel at Principal Financial Group. Through her professional training, experience as an attorney, her service as a director of Principal Funds and her employment experience, Ms. Everett is experienced with financial, regulatory and investment matters.

Risk oversight forms part of the Board's general oversight of PFI and is addressed as part of various Board and Committee activities. As part of its regular oversight of PFI, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Fund management, sub-advisors, PFI's Chief Compliance Officer, the independent registered public accounting firm for PFI, and internal auditors for PMC or its affiliates, as appropriate, regarding risks faced by PFI. The Board, with the assistance of Fund management and PMC, reviews investment policies and risks in connection with its review of PFI's performance. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of PFI's compliance program and reports to the Board regarding compliance matters for PFI and its principal service providers. In addition, as part of the Board's periodic review of PFI's advisory, sub-advisory and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board oversees a PMC valuation committee comprised of PFI officers and officers of PMC and has approved and periodically reviews valuation policies applicable to valuing PFI's shares.

The Board has established the following committees and the membership of each committee to assist in its oversight functions, including its oversight of the risks PFI faces.

Committee membership is identified on the following pages. Each committee must report its activities to the Board on a regular basis. As used in this SAI, the “Fund Complex” refers to all series of Principal Funds, Inc. (including those not contained in this SAI) and Principal Variable Contracts Funds, Inc.

Audit Committee

The primary purpose of the Committee is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex's accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex's financial statements; 2) the Fund Complex's compliance with certain legal and regulatory requirements; 3) the independent registered public accountants' qualifications and independence; and 4) the performance of the Fund Complex's independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager's internal auditors, Fund Complex management, and the Board. The Audit Committee held six meetings during the last fiscal year.

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Executive Committee

The Committee's primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval. The Executive Committee held no meetings during the last fiscal year.

Nominating and Governance Committee

The primary purpose of the Nominating and Governance Committee is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters.

The nominating functions of the Nominating and Governance Committee include selecting and nominating all candidates who are not "interested persons" of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 650 8th Street, Des Moines, Iowa 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is "independent" and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees. The Nominating and Governance Committee held five meetings during the last fiscal year.

Operations Committee

The Committee's primary purpose is to oversee the provision of administrative and distribution services to the Fund Complex, communications with the Fund Complex's shareholders, and review and oversight of the Fund Complex's operations. The Operations Committee held four meetings during the last fiscal year.

MANAGEMENT INFORMATION

The following table presents certain information regarding the Directors of the Fund, including their principal occupations which, unless specific dates are shown, are of more than five years duration. In addition, the table includes information concerning other directorships held by each Director in reporting companies under the Securities Exchange Act of 1934 or registered investment companies under the 1940 Act. Information is listed separately for those Directors who are “interested persons” (as defined in the 1940 Act) of the Fund (the “Interested Directors”) and those Directors who are Independent Directors. All Directors serve as directors for each of the two investment companies sponsored by Principal Life Insurance Company (“Principal Life”): the Fund and Principal Variable Contracts Funds, Inc.

Name, Address, and Year of Birth	Position(s) Held with Fund	Length of Time Served as Director	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past 5 Years
Elizabeth Ballantine 711 High Street Des Moines, Iowa 50392 1948	Director Member Nominating and Governance Committee	Since 2004	Principal, EBA Associates (consulting and investments)	95	Durango Herald, Inc.; McClatchy Newspapers, Inc.

Leroy T. Barnes, Jr. 711 High Street Des Moines, Iowa 50392 1951	Director Member, Audit Committee	Since March 2012	Retired	95	McClatchy Newspapers, Inc.; Herbalife Ltd.; Frontier Communications, Inc.; Longs Drug Stores

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Name, Address, and Year of Birth	Position(s) Held with Fund	Length of Time Served as Director	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past 5 Years
Kristianne Blake 711 High Street Des Moines, Iowa 50392 1954	Director Member Operations Committee	Since 2007	President, Kristianne Gates Blake, P.S. (personal financial and tax planning)	95	Avista Corporation (energy); Russell Investment Company* Russell Investment Funds* (50 portfolios overseen)

Craig Damos 711 High Street Des Moines, Iowa 50392 1954	Director Member Operations Committee	Since 2008	President, The Damos Company (consulting services). Formerly Chairman/CEO/ President and Vertical Growth Officer, and The Weitz Company (general construction)	95	Hardin Construction Company

Richard W. Gilbert 711 High Street Des Moines, Iowa 50392 1940	Director Member Audit Committee	Since 2000	President, Gilbert Communications, Inc. (business consulting)	95	Calamos Asset Management, Inc.

Mark A. Grimmett 711 High Street Des Moines, Iowa 50392 1960	Director Member Executive Committee Member Nominating and Governance Committee	Since 2004	Executive Vice President and CFO, Merle Norman Cosmetics, Inc. (cosmetics manufacturing)	95	None

Fritz S. Hirsch 711 High Street Des Moines, Iowa 50392 1951	Director Member Audit Committee	Since 2005	CEO, MAM USA (manufacturer of infant and juvenile products). Formerly President, Sassy, Inc. (manufacturer of infant and juvenile products)	95	Focus Products Group (housewares)

Tao Huang 711 High Street Des Moines, Iowa 50392 1962	Director Member, Operations Committee	Since March 2012	Formerly, Chief Operating Officer, Morningstar, Inc. (investment research)	95	Armstrong World Industries, Inc. (manufacturing)

William C. Kimball 711 High Street Des Moines, Iowa 50392 1947	Director Member Nominating and Governance Committee	Since 2000	Partner, Kimball – Porter Investments L.L.C.	95	Casey's General Stores

Barbara A. Lukavsky 711 High Street Des Moines, Iowa 50392 1940	Director Member Operations Committee	Since 1993	President and CEO, Barbican Enterprises, Inc. (cosmetics manufacturing)	95	None

Daniel Pavelich 711 High Street Des Moines, Iowa 50392 1944	Director Member Audit Committee	Since 2007	Retired	95	Catalytic, Inc. (offshore software development)

*	The Fund and the funds of Russell Investment Funds and Russell Investment Company have one or more common sub-advisors.
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The following directors are considered to be Interested Directors because they are affiliated persons of Principal Management Corporation (“Principal” or the “Manager”), Principal Funds Distributor, Inc. (“PFD” or “the “Distributor”) and/or the Fund’s principal underwriter, or Princor Financial Services Corporation (“Princor”), the Fund’s former principal underwriter.

Name, Address, and Year of Birth	Position(s) Held with Fund	Length of Time Served	Positions with the Manager and its affiliates; Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past 5 Years
Michael J. Beer 711 High Street Des Moines, Iowa 50392 1961	Nominee for Director Executive Vice President	Expected to begin June 2012 Since 2001	Executive Vice President and Chief Operating Officer, PMC. Executive Vice President, PFD (since 2006). President, Princor, PSS (since 2007). Director, PMC (since 2006), Princor, and PSS (since 2007). Vice President – Mutual Funds and Broker Dealer, PLIC.	95	None

Ralph C. Eucher 711 High Street Des Moines, Iowa 50392 1952	Chairman Director Member Executive Committee	Since 2008 Since 1999	Director, PMC (since 2008), PSS (since 2008), CCI (since 2009) and Spectrum. Chairman, PFD (2006-2008). Senior Vice President, PLIC.	95	None

Nora M. Everett 711 High Street Des Moines, Iowa 50392 1959	Chief Executive Officer President Director Member Executive Committee	Since 2010 Since 2008 Since 2008	President and Director, PMC (since 2008). Director, PFD (since 2008), Princor (since 2008), PSS (since 2008), and Edge (since 2008). Chief Executive Officer, Princor (since 2009). Senior Vice President/ Retirement & Investors Services, PLIC.	95	None

**   Abbreviations used in this table:

•	Columbus Circle Investors (CCI)
•	Edge Asset Management, Inc. (Edge)
•	Princor Financial Services Corporation (Princor)
•	Principal Funds Distributor, Inc. (PFD)
•	Principal Global Investors, LLC (PGI)
•	Principal Life Insurance Company (PLIC)
•	Principal Management Corporation (PMC)
•	Principal Real Estate Investors, LLC (PREI)
•	Principal Shareholder Services, Inc. (PSS)
•	Spectrum Asset Management, Inc. (Spectrum)

Officers of the Fund

The following table presents certain information regarding the officers of the Fund, including their principal occupations which, unless specific dates are shown, are of more than five years duration. Officers serve at the pleasure of the Board of Directors. Each officer of the Fund has the same position with Principal Variable Contracts Funds, Inc.

Name, Address and Year of Birth	Position(s) Held with Fund and Length of Time Served	Positions with the Manager and its Affiliates; Principal Occupations During Past 5 Years**
Michael J. Beer 711 High Street Des Moines, Iowa 50392 1961	Executive Vice President (since 2001)	Executive Vice President and Chief Operating Officer, PMC. Executive Vice President, PFD (since 2006). President, Princor, PSS (since 2007). Director, PMC (since 2006), Princor, and PSS (since 2007). Vice President – Mutual Funds and Broker Dealer, PLIC.

Randy L. Bergstrom 711 High Street Des Moines, Iowa 50392 1955	Assistant Tax Counsel (since 2005)	Counsel, PGI (since 2006) and PLIC.

David J. Brown 711 High Street Des Moines, Iowa 50392 1960	Chief Compliance Officer (since 2004)	Senior Vice President, PMC, PFD (since 2006), Princor, and PSS (since 2007). Vice President/Compliance, PLIC.

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Name, Address and Year of Birth	Position(s) Held with Fund and Length of Time Served	Positions with the Manager and its Affiliates; Principal Occupations During Past 5 Years**
Jill R. Brown 1100 Investment Boulevard, Ste 200 El Dorado Hills, CA 95762 1967	Senior Vice President (since 2007)	Senior Vice President, PMC, Princor, and PSS (since 2007). President, PFD (since 2010). Prior thereto, Senior Vice President and Chief Financial Officer, PFD (2006-2010).

Teresa M. Button 711 High Street Des Moines, Iowa 50392 1963	Treasurer (since 2011)	Treasurer (since 2011) for PMC, Princor, PSS, and Spectrum. Vice President and Treasurer since 2011 for PFD, PGI, PREI and Edge. Vice President and Treasurer, PLIC.

Cary Fuchs 1100 Investment Boulevard, Ste 200 El Dorado Hills, CA 95762 1957	Senior Vice President of Distribution (since 2007)	Chief Operating Officer, PFD (since 2010). President, PFD (2007-2010). Senior Vice President/Mutual Fund Operations, PSS (since 2009). Vice President/Mutual Fund Operations, PSS (2007-2009). Director – Transfer Agent & Administrative Services, PLIC. Prior thereto, First Vice President, WM Shareholder Services and WM Funds Distributor, Inc.

Stephen G. Gallaher 711 High Street Des Moines, Iowa 50392 1955	Assistant Counsel (since 2006)	Assistant General Counsel, PMC (since 2007), PFD (since 2007), Princor (since 2007), PSS (since 2007), and PLIC. Prior thereto, Second Vice President and Counsel.

Ernest H. Gillum 711 High Street Des Moines, Iowa 50392 1955	Vice President (since 2000) Assistant Secretary (since 1993)	Vice President and Chief Compliance Officer, PMC. Vice President, Princor, and PSS (since 2007).

Patrick A. Kirchner 711 High Street Des Moines, Iowa 50392 1960	Assistant Counsel (since 2002)	Assistant General Counsel, PMC (since 2008), Princor (since 2008), and PGI (since 2008) and PLIC.

Carolyn F. Kolks 711 High Street Des Moines, Iowa 50392 1962	Assistant Tax Counsel (since 2005)	Counsel, PGI and PLIC.

Jennifer A. Mills 711 High Street Des Moines, IA 50392 1973	Assistant Counsel (since 2010)	Counsel, PMC (since 2009), PFD (since 2009), Princor (since 2009), PSS (since 2009), and PLIC (since 2006).

Layne A. Rasmussen 711 High Street Des Moines, Iowa 50392 1958	Chief Financial Officer (since 2008) Vice President (since 2005) Controller (since 2000)	Vice President and Controller – Mutual Funds, PMC.

Michael D. Roughton 711 High Street Des Moines, Iowa 50392 1951	Counsel (since 1990)	Senior Vice President and Associate General Counsel, PMC and Princor. Senior Vice President and Counsel, PFD (since 2006), PSS (since 2007). Vice President and Associate General Counsel, PLIC.

Adam U. Shaikh 711 High Street Des Moines, Iowa 50392 1972	Assistant Counsel (since 2006)	Counsel, PMC (since 2007), PFD (since 2007), Princor (since 2007), PSS (since 2007) and PLIC (since 2006).

Dan L. Westholm 711 High Street Des Moines, Iowa 50392 1966	Assistant Treasurer (since 2006)	Director – Treasury, PMC, Princor (2008-2009), PSS (since 2007), and PLIC.

Beth C. Wilson 711 High Street Des Moines, Iowa 50392 1956	Vice President and Secretary (since 2007)	Vice President, PMC (since 2007) and Princor (2007-2009). Prior thereto, Segment Business Manager for Pella Corp.

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**   Abbreviations used in this table:

  • Columbus Circle Investors (CCI)

  • Edge Asset Management, Inc. (Edge)

  • Princor Financial Services Corporation (Princor)

  • Principal Funds Distributor, Inc. (PFD)

  • Principal Global Investors, LLC (PGI)

  • Principal Life Insurance Company (PLIC)

  • Principal Management Corporation (PMC)

  • Principal Real Estate Investors, LLC (PREI)

  • Principal Shareholder Services, Inc. (PSS)

  • Spectrum Asset Management, Inc. (Spectrum)

The following tables set forth the aggregate dollar range of the equity securities of the mutual funds within the Fund Complex which were beneficially owned by the Directors as of December 31, 2011.

For the purpose of these tables, beneficial ownership means a direct or indirect pecuniary interest. Only the Directors who are “interested persons” are eligible to participate in an employee benefit program which invests in Principal Funds, Inc. Directors who beneficially owned shares of the series of the Principal Variable Contracts Funds, Inc. did so through variable life insurance and variable annuity contracts. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following dollar ranges:

A $0

B $1 up to and including $10,000

C $10,001 up to and including $50,000

D $50,001 up to and including $100,000

E $100,001 or more

Independent Directors (not Considered to be "Interested Persons")

Fund	Ballantine	Blake	Damos	Gilbert	Grimmett	Hirsch	Kimball	Lukavsky	Pavelich
Bond & Mortgage Securities	A	A	A	C	D	A	A	A	A
Diversified International	C	A	A	C	A	A	E	A	A
Diversified Real Asset	A	A	C	A	D	C	E	A	A
Equity Income	A	E	C	C	A	A	E	A	E
Global Diversified Income	A	E	D	A	A	D	E	A	A
Global Multi-Strategy	A	A	A	A	A	A	D	A	A
Government & High Quality Bond	A	A	D	B	D	A	A	A	A
High Yield	A	A	D	A	A	D	E	A	A
Income	A	C	D	A	D	A	A	A	A
Inflation Protection	A	A	C	A	D	A	A	A	A
International Emerging Markets	C	A	A	A	A	A	E	A	A
LargeCap Growth	A	A	A	D	A	A	E	A	A
LargeCap S&P 500 Index	A	A	A	B	C	A	A	A	A
LargeCap Value	A	A	A	C	A	A	A	A	A
MidCap Blend	A	A	C	C	C	A	D	A	A
Money Market	A	D	A	B	D	A	C	E	A
Preferred Securities	A	E	D	A	A	A	E	A	A
Principal Capital Appreciation	C	A	A	B	A	A	E	A	C
Principal LifeTime 2010	A	A	A	A	C	A	A	A	A
Real Estate Securities	C	A	A	A	A	A	E	A	A
SAM Balanced	A	D	A	A	A	A	A	A	A
SAM Flexible Income	A	A	C	A	D	D	A	A	A
SAM Strategic Growth	A	D	A	A	A	A	E	A	A
Short-Term Income	A	A	A	A	D	A	E	A	A
Tax-Exempt Bond	A	A	A	A	A	A	E	A	A

Total Fund Complex	E	E	E	E	E	E	E	E	E

44

Directors Considered to be "Interested Persons"

Fund	Beer*	Eucher	Everett	Principal Funds, Inc. (through participation in an Employee benefit plan)	Beer*	Eucher	Everett
Diversified International	A	C	A	Diversified International	A	A	E
Diversified Real Asset Fund	A	D	A	Equity Income	C	B	E
Equity Income	A	C	A	International Emerging Markets	B	A	D
Global Diversified Income	A	D	A	LargeCap Growth	A	A	D
Government & High Quality Bond	A	D	A	LargeCap S&P 500 Index	C	A	A
LargeCap Growth	A	C	A	MidCap Blend	C	A	E
LargeCap S&P 500 Index	A	C	A	MidCap Growth III	B	A	A
MidCap Blend	B	D	A	Money Market	B	A	A
Money Market	A	B	A
Principal Capital Appreciation	A	B	A	Total Fund Complex	E	E	E
SAM Balanced	A	E	A
Tax-Exempt Bond	A	E	A
*	Expected to begin serving in June 2012.

Compensation. The Fund does not pay any remuneration to its Directors who are employed by the Manager or its affiliates or to its officers who are furnished to the Fund by the Manager and its affiliates pursuant to the Management Agreement. Each Director who is not an “interested person” received compensation for service as a member of the Boards of all investment companies sponsored by Principal Life based on a schedule that takes into account an annual retainer amount, the number of meetings attended, and expenses incurred. Director compensation and related expenses are allocated to each of the Funds based on the net assets of each relative to combined net assets of all of the investment companies sponsored by Principal Life.

The following table provides information regarding the compensation received by the Independent Directors from the Funds included in this SAI and from the Fund Complex during the fiscal year ended October 31, 2011. On that date, there were 2 Funds (with a total of 98 portfolios in the Fund Complex). The Fund does not provide retirement benefits to any of the Directors.

Director	The Funds In this SAI	Fund Complex
Elizabeth Ballantine	$137,642.00	$160,000.00
Kristianne Blake	$141,945.00	$165,000.00
Craig Damos	$136,348.00	$158,500.00
Richard W. Gilbert	$144,335.00	$167,750.00
Mark A. Grimmett	$147,933.00	$172,000.00
Fritz Hirsch	$142,806.00	$166,000.00
William C. Kimball	$133,765.00	$155,500.00
Barbara A. Lukavsky	$136,250.00	$158,400.00
Daniel Pavelich	$138,498.00	$161,000.00
45

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

The following list identifies shareholders who own more than 25% of the voting securities of the Fund as of February 6, 2012. It is presumed that a person who owns more than 25% of the voting securities of a fund controls the fund. A control person could control the outcome of proposals presented to shareholders for approval. The information is listed in alphabetical order by fund.

Fund	Percent of Ownership	Shareholder Name	Shareholder Address	Jurisdiction Under Which Control Person is Organized (when control person is a company)	Parent of Control Person (when control Person is a company)
CALIFORNIA MUNICIPAL	63.17%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS	CALIFORNIA	SCHWAB HOLDINGS, INC.
		SPECIAL CUSTODY ACCT	101 MONTGOMERY ST
		FBO CUSTOMERS	SAN FRANCISCO CA 94104-4151

CORE PLUS BOND I	59.51%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK	DELAWARE	DELAWARE CHARTER
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST		GUARANTEE AND TRUST
		NON-QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

EQUITY INCOME	29.23%	DELWARE CHARTER GUAR & TRUST CO	205 E BUTTERFIELD RD STE 464	DELAWARE	DELAWARE CHARTER
		DOVETAIL COMMUNICATIONS INC PSP	ELMHURST IL 60126-5103		GUARANTEE AND TRUST
		THEODORE M STOIK

INCOME	25.35%	SAM BALANCED PORTFOLIO PIF	ATTN MUTUAL FUND ACCTG -H221	MARYLAND	PRINCIPAL FUNDS, INC.
			711 HIGH ST
			DES MOINES IA 50392-0001

INFLATION PROTECTION	32.51%	PRINCIPAL LIFE INSURANCE CO	ATTN RIS NPIO TRADE DESK	IOWA	PRINCIPAL LIFE INS. CO.
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

INTERNATIONAL I	46.71%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	IOWA	PRINCIPAL LIFE INS. CO.
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

LARGECAP BLEND II	40.65%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	IOWA	PRINCIPAL LIFE INS. CO.
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

LARGECAP GROWTH I	32.58%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	IOWA	PRINCIPAL LIFE INS. CO.
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

46

Fund	Percent of Ownership	Shareholder Name	Shareholder Address	Jurisdiction Under Which Control Person is Organized (when control person is a company)	Parent of Control Person (when control Person is a company)

LARGECAP GROWTH II	60.24%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	IOWA	PRINCIPAL LIFE INS. CO.
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

LARGECAP S&P 500 INDEX	29.48%	DELAWARE CHARTER GUAR & TRUST CO	3478 PTE TREMBLE RD	DELAWARE	DELAWARE CHARTER
		PRIOR PLUMBING & HEATING INC PSP	ALGONAC MI 48001-4642		GUARANTEE AND TRUST
		FBO DANIEL J PRIOR

LARGECAP VALUE III	53.17%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	IOWA	PRINCIPAL LIFE INS. CO.
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

MIDCAP GROWTH	46.19%	DELAWARE CHARTER GUARANTEE & TRUST	15415 73RD ST	DELAWARE	DELAWARE CHARTER
		PAUL MANRING BUSINESS INDIV 401K	KENOSHA WI 53142-8841		GUARANTEE AND TRUST
		FBO PAUL H MANRING

MIDCAP GROWTH III	57.89%	PRINCIPAL LIFE INSURANCE CO	ATTN RIS NPIO TRADE DESK	IOWA	PRINCIPAL LIFE INS. CO.
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

MIDCAP S&P 400 INDEX	57.50%	DELAWARE CHARTER GUAR & TRUST CO	505 E GROVE ST	DELAWARE	DELAWARE CHARTER
		PHILIP KEITH GOOD INDY 401K PLAN	BLOOMINGTON IL 61701-5317		GUARANTEE AND TRUST
		FBO PHILIP KEITH GOOD

MIDCAP VALUE I	57.36%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	IOWA	PRINCIPAL LIFE INS. CO.
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

OVERSEAS	27.92%	PRINCIPAL LIFE INSURANCE CO CUST.	ATTN NPIO TRADE DESK	IOWA	PRINCIPAL LIFE INS. CO.
F/K/A INTERNATIONAL VALUE I		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		OMNIBUS WRAPPED	DES MOINES IA 50392-9992

PRINCIPAL LIFETIME STRATEGIC	62.78%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	IOWA	PRINCIPAL LIFE INS. CO.
INCOME		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

PRINCIPAL LIFETIME 2010	45.36%	DELAWARE CHARTER GUARANTEE & TRUST	3930 STANFORD DR	DELAWARE	DELAWARE CHARTER
		EGGERS ENVIRONMENTAL INC INDIV 401K	OCEANSIDE CA 92056-6361		GUARANTEE AND TRUST
		FBO MARGARET R EGGERS
47

Fund	Percent of Ownership	Shareholder Name	Shareholder Address	Jurisdiction Under Which Control Person is Organized (when control person is a company)	Parent of Control Person (when control Person is a company)

PRINCIPAL LIFETIME 2011	77.00%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	IOWA	PRINCIPAL LIFE INS. CO.
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

PRINCIPAL LIFETIME 2015	38.95%	PRINCIPAL LIFE INSURANCE CO CUST	ATTN NPIO TRADE DESK	IOWA	PRINCIPAL LIFE INS. CO.
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET G-012-N11
		OMNIBUS WRAPPED	DES MOINES IA 50392-9992

PRINCIPAL LIFETIME 2015	59.49%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK	DELAWARE	DELAWARE CHARTER
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST		GUARANTEE AND TRUST
		NON-QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2020	56.53%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	IOWA	PRINCIPAL LIFE INS. CO.
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

PRINCIPAL LIFETIME 2020	28.86%	DELWARE CHARTER GUAR & TRUST	774 BARRY KNOLL ST	DELAWARE	DELAWARE CHARTER
		HENDRICKS CNTY TOURISM COMM PSP	DANVILLE IN 46122-1504		GUARANTEE AND TRUST
		FBO REBECCA J HARRIS

PRINCIPAL LIFETIME 2025	39.21%	PRINCIPAL LIFE INSURANCE CO CUST	ATTN NPIO TRADE DESK	IOWA	PRINCIPAL LIFE INS. CO.
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET G-012-N11
		OMNIBUS WRAPPED	DES MOINES IA 50392-9992

PRINCIPAL LIFETIME 2025	58.97%	DELAWARE CHARTER GUAR & TRUST CO	1013 CENTRE RD	DELAWARE	DELAWARE CHARTER
		FBO PRINCIPAL TRUST COMPANY	WILMINGTON DE 19805-1298		GUARANTEE AND TRUST
		VEBA TRUST IBEW HEALTH SAVING PLAN
		SOUTHWEST SCHOOL CORPORATION

PRINCIPAL LIFETIME 2030	58.75%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	IOWA	PRINCIPAL LIFE INS. CO.
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

PRINCIPAL LIFETIME 2030	26.18%	DELAWARE CHARTER GUAR & TRUST CO	5149 MANOR BROOK DR NW	DELAWARE	DELAWARE CHARTER
		JOLENE A DOSDALL INDIV 401K INC	ROCHESTER MN 55901-3213		GUARANTEE AND TRUST
		FBO JOLENE A DOSDALL

48

Fund	Percent of Ownership	Shareholder Name	Shareholder Address	Jurisdiction Under Which Control Person is Organized (when control person is a company)	Parent of Control Person (when control Person is a company)

PRINCIPAL LIFETIME 2035	42.17%	PRINCIPAL LIFE INSURANCE CO CUST	ATTN NPIO TRADE DESK	IOWA	PRINCIPAL LIFE INS. CO.
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET G-012-N11
		OMNIBUS WRAPPED	DES MOINES IA 50392-9992

PRINCIPAL LIFETIME 2035	56.14%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK	DELAWARE	DELAWARE CHARTER
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST		GUARANTEE AND TRUST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2040	60.65%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	IOWA	PRINCIPAL LIFE INS. CO.
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

PRINCIPAL LIFETIME 2040	26.21%	DELAWARE CHARTER GUARANTEE & TRUST	2912 SPRING WATER DR	DELAWARE	DELAWARE CHARTER
		SUNRISE GOLF INC INDIV 401K PSP	TOLEDO OH 43617-1350		GUARANTEE AND TRUST
		FBO MARK A TANSEY

PRINCIPAL LIFETIME 2045	43.88%	PRINCIPAL LIFE INSURANCE CO CUST	ATTN NPIO TRADE DESK	IOWA	PRINCIPAL LIFE INS. CO.
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET G-012-N11
		OMNIBUS WRAPPED	DES MOINES IA 50392-9992

PRINCIPAL LIFETIME 2045	55.08%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK	DELAWARE	DELAWARE CHARTER
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST		GUARANTEE AND TRUST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2050	67.32%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	IOWA	PRINCIPAL LIFE INS. CO.
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

PRINCIPAL LIFETIME 2055	64.45%	PRINCIPAL LIFE INSURANCE CO CUST	ATTN NPIO TRADE DESK	IOWA	PRINCIPAL LIFE INS. CO.
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET G-012-N11
		OMNIBUS WRAPPED	DES MOINES IA 50392-9992

PRINCIPAL LIFETIME 2055	34.28%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK	DELAWARE	DELAWARE CHARTER
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST		GUARANTEE AND TRUST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SMALLCAP GROWTH I	37.64%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	IOWA	PRINCIPAL LIFE INS. CO.
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992
49

Fund	Percent of Ownership	Shareholder Name	Shareholder Address	Jurisdiction Under Which Control Person is Organized (when control person is a company)	Parent of Control Person (when control Person is a company)

SMALLCAP GROWTH II	75.75%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	IOWA	PRINCIPAL LIFE INS. CO.
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

SMALLCAP S&P 600 INDEX	57.42%	DELAWARE CHARTER GUARANTEE & TRUST	15415 73RD ST	DELAWARE	DELAWARE CHARTER
		PAUL MANRING BUSINESS INDIV 401K	KENOSHA WI 53142-8841		GUARANTEE AND TRUST
		FBO PAUL H MANRING

SMALLCAP VALUE II	45.07%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	IOWA	PRINCIPAL LIFE INS. CO.
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

50

The Directors and Officers of the Fund, member companies of the Principal Financial Group, and certain other persons may purchase shares of the Funds without the payment of any sales charge. The sales charge is waived on these transactions because there are either no distribution costs or only minimal distribution costs associated with the transactions. For a description of the persons entitled to a waiver of sales charge in connection with their purchase of shares of the Funds, see the discussion of the waiver of sales charges under the caption "Choosing a Share Class and the Costs of Investing" in the prospectus for Classes A, B, C, and P shares.

The Principal LifeTime Funds, SAM Portfolios, or Principal Life Insurance Company will vote in the same proportion as shares of the Funds owned by other shareholders. Therefore, neither the Principal LifeTime Funds, SAM Portfolios nor Principal Life Insurance Company exercise voting discretion.

The By-laws of the Fund sets the quorum requirement (a quorum must be present at a meeting of shareholders for business to be transacted). The By-laws of the Fund states that a quorum is "The presence in person or by proxy of one-third of the shares of each Fund outstanding at the close of business on the Record Date constitutes a quorum for a meeting of that Fund."

Certain proposals presented to shareholders for approval require the vote of a "majority of the outstanding voting securities," which is a term defined in the 1940 Act to mean, with respect to a Fund, the affirmative vote of the lesser of 1) 67% or more of the voting securities of the Fund present at the meeting of that Fund, if the holders of more than 50% of the outstanding voting securities of the Fund are present in person or by proxy, or 2) more than 50% of the outstanding voting securities of the Fund (a "Majority of the Outstanding Voting Securities").

Principal Holders of Securities

The Fund is unaware of any persons who own beneficially (but are not shareholders of record) more than 5% of the Fund's outstanding shares. The following list identifies the shareholders of record who own 5% or more of any class of the Fund's outstanding shares as of February 6, 2012. The list is presented in alphabetical order by fund.

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
BOND & MORTGAGE SECURITIES (A)	5.66%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

BOND & MORTGAGE SECURITIES (B)	8.83%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

BOND & MORTGAGE SECURITIES (C)	23.99%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

BOND & MORTGAGE SECURITIES (C)	8.62%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR E FL 3
			JACKSONVILLE FL 32246-6484

BOND & MORTGAGE SECURITIES	13.05%	LIFETIME 2010 FUND	ATTN MUTUAL FUND ACCTG-H221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

BOND & MORTGAGE SECURITIES	32.85%	LIFETIME 2020 FUND	ATTN MUTUAL FUND ACCTG-H221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

BOND & MORTGAGE SECURITIES	5.02%	LIFETIME 2040 FUND	ATTN MUTUAL FUND ACCTG-H221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

51

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
BOND & MORTGAGE SECURITIES	7.59%	LIFETIME STRATEGIC INCOME FUND	ATTN MUTUAL FUND ACCTG- H221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

BOND & MORTGAGE SECURITIES	16.99%	LIFETIME 2030 FUND	ATTN MUTUAL FUND ACCTG- H221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

BOND & MORTGAGE SECURITIES	7.78%	THE PRINCIPAL TRUST FOR	ATTN STEPHANIE WATTS S-001-S60
(INSTITUTIONAL)		POST-RETIREMENT	PRINCIPAL FINANCIAL GROUP
		FOR MED BENEFITS FOR EMPL 61021	DES MOINES IA 50392-0001

BOND & MORTGAGE SECURITIES (R-1)	99.49%	DELAWARE CHARTER GUAR & TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001

BOND & MORTGAGE SECURITIES (R-2)	99.49%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

BOND & MORTGAGE SECURITIES (R-3)	90.00%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

BOND & MORTGAGE SECURITIES (R-4)	96.10%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

BOND & MORTGAGE SECURITIES (R-5)	11.23%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO MEDICAL SERVICES OF	711 HIGH STREET
		NORTHWEST ARKANSAS	DES MOINES IA 50392-0001

BOND & MORTGAGE SECURITIES (R-5)	74.19%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

CALIFORNIA MUNICIPAL (A)	5.65%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

CALIFORNIA MUNICIPAL (A)	8.06%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

CALIFORNIA MUNICIPAL (A)	64.60%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
		SPECIAL CUSTODY ACCT	101 MONTGOMERY ST
		FBO CUSTOMERS	SAN FRANCISCO CA 94104-4151

CALIFORNIA MUNICIPAL (B)	7.84%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

52

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
CALIFORNIA MUNICIPAL (B)	8.55%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR EAST 3RD FL
			JACKSONVILLE FL 32246-6484

CALIFORNIA MUNICIPAL (B)	62.67%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
		SPECIAL CUSTODY ACCT	101 MONTGOMERY ST
		FBO CUSTOMERS	SAN FRANCISCO CA 94104-4151

CALIFORNIA MUNICIPAL (C)	18.95%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

CALIFORNIA MUNICIPAL (C)	5.15%	UBS WM USA	ATTN DEPARTMENT MANAGER
		0O0 11011 6100	1000 HARBOR BLVD 5TH FL
		OMNI ACCOUNT M/F	WEEHAWKEN NJ 07086-6761

CALIFORNIA MUNICIPAL (C)	6.17%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR E FL 3
			JACKSONVILLE FL 32246-6484

CALIFORNIA MUNICIPAL (C)	33.77%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
		SPECIAL CUSTODY ACCT	101 MONTGOMERY ST
		FBO CUSTOMERS	SAN FRANCISCO CA 94104-4151

CORE PLUS BOND I (INSTITUTIONAL)	5.89%	LIFETIME 2010 FUND	ATTN MUTUAL FUND ACCTG-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

CORE PLUS BOND I (INSTITUTIONAL)	14.06%	LIFETIME 2020 FUND	ATTN MUTUAL FUND ACCTG-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

CORE PLUS BOND I (INSTITUTIONAL)	7.57%	LIFETIME 2030 FUND	ATTN MUTUAL FUND ACCTG-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

CORE PLUS BOND I (INSTITUTIONAL)	57.95%	PRINCIPAL LIFE INS CO CUST.	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		OMNIBUS WRAPPED	DES MOINES IA 50392-9992

CORE PLUS BOND I (R-1)	95.24%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

CORE PLUS BOND I (R-2)	96.16%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

53

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
CORE PLUS BOND I (R-3)	95.77%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

CORE PLUS BOND I (R-4)	5.45%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		NON-QUAL PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

CORE PLUS BOND I (R-4)	92.55%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

CORE PLUS BOND I (R-5)	99.38%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL (A)	6.06%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

DIVERSIFIED INTERNATIONAL (B)	8.27%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

DIVERSIFIED INTERNATIONAL (B)	16.36%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
		SPECIAL CUSTODY ACCT	101 MONTGOMERY ST
		FBO CUSTOMERS	SAN FRANCISCO CA 94104-4151

DIVERSIFIED INTERNATIONAL (C)	14.33%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

DIVERSIFIED INTERNATIONAL	10.32%	LIFETIME 2020 FUND	ATTN MUTUAL FUND ACCTG-H221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL	7.55%	LIFETIME 2040 FUND	ATTN MUTUAL FUND ACCTG-H221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL	10.09%	LIFETIME 2030 FUND	ATTN MUTUAL FUND ACCTG-H221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL	12.34%	SAM BALANCED PIF	ATTN MUTUAL FUND ACCTG-H221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL	11.11%	SAM CONS GROWTH PIF	ATTN MUTUAL FUND ACCTG-H221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

54

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
DIVERSIFIED INTERNATIONAL	7.88%	SAM STRATEGIC GROWTH PIF	ATTN MUTUAL FUND ACCTG-H221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL (P)	18.37%	LPL FINANCIAL	ATTN MUTUAL FUND OPERATIONS
		FBO CUSTOMER ACCOUNTS	PO BOX 509046
			SAN DIEGO CA 92150-9046

DIVERSIFIED INTERNATIONAL (P)	40.40%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

DIVERSIFIED INTERNATIONAL (P)	35.13%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR EAST 3RD FL
			JACKSONVILLE FL 32246-6484

DIVERSIFIED INTERNATIONAL (R-1)	93.98%	DELAWARE CHARTER GUAR & TRUST	ATTN: RIS NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
		FBO PRINCIPAL FINANCIAL GROUP	DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL (R-2)	97.07%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL (R-3)	92.00%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL (R-4)	95.57%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL (R-5)	92.90%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

EQUITY INCOME (A)	10.31%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

EQUITY INCOME (A)	7.27%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
		SPECIAL CUSTODY A/C FOR THE	101 MONTGOMERY ST
		BENEFIT OF CUSTOMERS	SAN FRANCISCO CA 94104-4151

EQUITY INCOME (A)	25.51%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
		SPECIAL CUSTODY ACCT	101 MONTGOMERY ST
		FBO CUSTOMERS	SAN FRANCISCO CA 94104-4151

EQUITY INCOME (B)	5.78%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

55

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
EQUITY INCOME (B)	7.07%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

EQUITY INCOME (B)	55.44%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
		SPECIAL CUSTODY ACCT	101 MONTGOMERY ST
		FBO CUSTOMERS	SAN FRANCISCO CA 94104-4151

EQUITY INCOME (C)	7.20%	CITIGROUP GLOBAL MARKETS	700 RED BROOK
		HOUSE ACCOUNT	OWINGS MILLS MD 21117-5184

EQUITY INCOME (C)	13.73%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

EQUITY INCOME (C)	8.33%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

EQUITY INCOME (C)	15.88%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR EAST 3RD FL
			JACKSONVILLE FL 32246-6484

EQUITY INCOME (INSTITUTIONAL)	34.05%	PRINCIPAL LIFE INSURANCE CO CUST.	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		OMNIBUS WRAPPED	DES MOINES IA 50392-9992

EQUITY INCOME (INSTITUTIONAL)	22.07%	SAM BALANCED PIF	ATTN MUTUAL FUND ACCTG -H221
			711 HIGH ST
			DES MOINES IA 50392-0001

EQUITY INCOME (INSTITUTIONAL)	18.40%	SAM CONS GROWTH PIF	ATTN MUTUAL FUND ACCTG -H221
			711 HIGH ST
			DES MOINES IA 50392-0001

EQUITY INCOME (INSTITUTIONAL)	11.67%	SAM STRATEGIC GROWTH PIF	ATTN MUTUAL FUND ACCTG -H221
			711 HIGH ST
			DES MOINES IA 50392-0001

EQUITY INCOME (P)	27.16%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

EQUITY INCOME (P)	34.57%	RAYMOND JAMES	ATTN: COURTNEY WALLER
		OMNIBUS FOR MUTUAL FUNDS	880 CARILLON PKWY
		HOUSE ACCT FIRM 92500015	ST PETERSBURG FL 33716-1102

EQUITY INCOME (P)	27.89%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR EAST 3RD FL
			JACKSONVILLE FL 32246-6484

56

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
EQUITY INCOME (R-1)	70.08%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

EQUITY INCOME (R-2)	99.97%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

EQUITY INCOME (R-3)	89.28%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

EQUITY INCOME (R-4)	95.52%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

EQUITY INCOME (R-5)	97.26%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

GLOBAL DIVERSIFIED INCOME (A)	9.56%	MORGAN STANLEY SMITH BARNEY	HARBOR FINANCIAL CENTER
			PLAZA 2 3RD FLOOR
			JERSEY CITY NJ 07311

GLOBAL DIVERSIFIED INCOME (A)	7.83%	CITIGROUP GLOBAL MARKETS	700 RED BROOK
		HOUSE ACCOUNT	OWINGS MILLS MD 21117-5184

GLOBAL DIVERSIFIED INCOME (A)	15.41%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

GLOBAL DIVERSIFIED INCOME (A)	6.94%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

GLOBAL DIVERSIFIED INCOME (A)	19.95%	UBS WM USA	ATTN DEPARTMENT MANAGER
		0O0 11011 6100	1000 HARBOR BLVD 5TH FL
		OMNI ACCOUNT M/F	WEEHAWKEN NJ 07086-6761

GLOBAL DIVERSIFIED INCOME (A)	7.21%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR E FL 3
			JACKSONVILLE FL 32246-6484

GLOBAL DIVERSIFIED INCOME (C)	8.92%	CITIGROUP GLOBAL MARKETS	700 RED BROOK
		HOUSE ACCOUNT	OWINGS MILLS MD 21117-5184

GLOBAL DIVERSIFIED INCOME (C)	5.65%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

57

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
GLOBAL DIVERSIFIED INCOME (C)	15.62%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

GLOBAL DIVERSIFIED INCOME (C)	8.67%	UBS WM USA	ATTN DEPARTMENT MANAGER
		0O0 11011 6100	1000 HARBOR BLVD 5TH FL
		OMNI ACCOUNT M/F	WEEHAWKEN NJ 07086-6761

GLOBAL DIVERSIFIED INCOME (C)	5.89%	RAYMOND JAMES	ATTN: COURTNEY WALLER
		OMNIBUS FOR MUTUAL FUNDS	880 CARILLON PKWY
		HOUSE ACCT FIRM 92500015	ST PETERSBURG FL 33716-1102

GLOBAL DIVERSIFIED INCOME (C)	27.08%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR E FL 3
			JACKSONVILLE FL 32246-6484

GLOBAL DIVERSIFIED INCOME	6.35%	LPL FINANCIAL	9785 TOWNE CENTRE DRIVE
(INSTITUTIONAL)		A/C 1000-0005	SAN DIEGO CA 92121-1968

GLOBAL DIVERSIFIED INCOME	12.37%	LIFETIME 2010 FUND	ATTN MUTUAL FUND ACCTG-H221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

GLOBAL DIVERSIFIED INCOME	11.13%	LIFETIME 2020 FUND	ATTN MUTUAL FUND ACCTG-H221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

GLOBAL DIVERSIFIED INCOME	8.01%	LIFETIME STRATEGIC INCOME FUND	ATTN MUTUAL FUND ACCTG-H221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

GLOBAL DIVERSIFIED INCOME	11.43%	SAM BALANCED PIF	ATTN MUTUAL FUND ACCTG-H221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

GLOBAL DIVERSIFIED INCOME	11.36%	SAM FLEXIBLE INCOME PIF	ATTN MUTUAL FUND ACCTG-H221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

GLOBAL DIVERSIFIED INCOME (P)	6.30%	LPL FINANCIAL	ATTN MUTUAL FUND OPERATIONS
		FBO CUSTOMER ACCOUNTS	PO BOX 509046
			SAN DIEGO CA 92150-9046

GLOBAL DIVERSIFIED INCOME (P)	31.48%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

GLOBAL DIVERSIFIED INCOME (P)	7.75%	RAYMOND JAMES	ATTN: COURTNEY WALLER
		OMNIBUS FOR MUTUAL FUNDS	880 CARILLON PKWY
		HOUSE ACCT FIRM 92500015	ST PETERSBURG FL 33716-1102
58

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner

GLOBAL DIVERSIFIED INCOME (P)	47.13%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR EAST 3RD FL
			JACKSONVILLE FL 32246-6484

GLOBAL REAL ESTATE SECURITIES (A)	21.87%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

GLOBAL REAL ESTATE SECURITIES (A)	10.42%	PIMS/PRUDENTIAL RETIREMENT	1 JOURNAL SQUARE PLZ STE 4
		AS NOMINEE FOR THE TTEE/CUST	JERSEY CITY NJ 07306-4004
		PL 002 CITY OF JERSEY CITY

GLOBAL REAL ESTATE SECURITIES (C)	9.20%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

GLOBAL REAL ESTATE SECURITIES (C)	9.67%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

GLOBAL REAL ESTATE SECURITIES (C)	35.58%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR EAST 3RD FL
			JACKSONVILLE FL 32246-6484

GLOBAL REAL ESTATE SECURITIES	9.05%	PERSHING LLC	1 PERSHING PLZ
(INSTITUTIONAL)			JERSEY CITY NJ 07399-0001

GLOBAL REAL ESTATE SECURITIES	19.30%	LIFETIME 2040 FUND	ATTN MUTUAL FUND ACCTG-H221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

GLOBAL REAL ESTATE SECURITIES	7.11%	LIFETIME 2050 FUND	ATTN MUTUAL FUND ACCTG-H221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

GLOBAL REAL ESTATE SECURITIES	7.88%	LIFETIME 2030 FUND	ATTN MUTUAL FUND ACCTG-H221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

GLOBAL REAL ESTATE SECURITIES	7.57%	SAM BALANCED PIF	ATTN MUTUAL FUND ACCTG-H221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

GLOBAL REAL ESTATE SECURITIES	10.30%	SAM CONS GROWTH PIF	ATTN MUTUAL FUND ACCTG-H221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

GLOBAL REAL ESTATE SECURITIES	5.19%	SAM FLEXIBLE INCOME PIF	ATTN MUTUAL FUND ACCTG-H221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

59

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
GLOBAL REAL ESTATE SECURITIES	10.77%	SAM STRATEGIC GROWTH PIF	ATTN MUTUAL FUND ACCTG-H221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

GLOBAL REAL ESTATE SECURITIES (P)	15.09%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

GLOBAL REAL ESTATE SECURITIES (P)	17.30%	RAYMOND JAMES	ATTN: COURTNEY WALLER
		OMNIBUS FOR MUTUAL FUNDS	880 CARILLON PKWY
		HOUSE ACCT FIRM 92500015	ST PETERSBURG FL 33716-1102

GLOBAL REAL ESTATE SECURITIES (P)	61.54%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR EAST 3RD FL
			JACKSONVILLE FL 32246-6484

GOVERNMENT & HIGH QUALITY BOND	18.58%	PERSHING LLC	1 PERSHING PLZ
(A)			JERSEY CITY NJ 07399-0001

GOVERNMENT & HIGH QUALITY BOND	16.19%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
(A)		SPECIAL CUSTODY ACCT	101 MONTGOMERY ST
		FBO CUSTOMERS	SAN FRANCISCO CA 94104-4151

GOVERNMENT & HIGH QUALITY BOND	15.50%	PERSHING LLC	1 PERSHING PLZ
(B)			JERSEY CITY NJ 07399-0001

GOVERNMENT & HIGH QUALITY BOND	20.99%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
(B)		SPECIAL CUSTODY ACCT	101 MONTGOMERY ST
		FBO CUSTOMERS	SAN FRANCISCO CA 94104-4151

GOVERNMENT & HIGH QUALITY BOND	16.94%	PERSHING LLC	1 PERSHING PLZ
(C)			JERSEY CITY NJ 07399-0001

GOVERNMENT & HIGH QUALITY BOND	25.92%	FIRST CLEARING LLC	2801 MARKET ST
(C)		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

GOVERNMENT & HIGH QUALITY BOND	7.04%	RAYMOND JAMES	ATTN: COURTNEY WALLER
(C)		OMNIBUS FOR MUTUAL FUNDS	880 CARILLON PKWY
		HOUSE ACCT FIRM 92500015	ST PETERSBURG FL 33716-1102

GOVERNMENT & HIGH QUALITY BOND	5.54%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
(C)		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR EAST
			BUILDING ONE, 2ND FLOOR
			JACKSONVILLE FL 32246-6484

GOVERNMENT & HIGH QUALITY BOND	7.76%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
(C)		SPECIAL CUSTODY ACCT	101 MONTGOMERY ST
		FBO CUSTOMERS	SAN FRANCISCO CA 94104-4151

60

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
GOVERNMENT & HIGH QUALITY BOND	40.94%	SAM BALANCED PIF	ATTN MUTUAL FUND ACCTG-H221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND	18.42%	SAM CONS BALANCED PIF	ATTN MUTUAL FUND ACCTG-H221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND	11.22%	SAM CONS GROWTH PIF	ATTN MUTUAL FUND ACCTG-H221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND	26.41%	SAM FLEXIBLE INCOME PIF	ATTN MUTUAL FUND ACCTG-H221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND	93.70%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
(R-1)		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND	94.40%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
(R-2)		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND	5.59%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
(R-2)		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		NON-QUAL PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND	82.56%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
(R-3)		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND (R-4)	88.52%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
(R-4_		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND	6.52%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
(R-5)		FBO MEDICAL SERVICES OF	711 HIGH ST
		NORTHWEST ARKANSAS	DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND	7.28%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
(R-5)		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		NON-QUAL PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND	66.55%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
(R-5)		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

61

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
GOVT & HIGH QUALITY BOND FUND (P)	9.47%	LPL FINANCIAL	ATTN MUTUAL FUND OPERATIONS
		FBO CUSTOMER ACCOUNTS	PO BOX 509046
			SAN DIEGO CA 92150-9046

GOVT & HIGH QUALITY BOND FUND (P)	62.28%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

GOVT & HIGH QUALITY BOND FUND (P)	9.95%	RAYMOND JAMES	ATTN: COURTNEY WALLER
		OMNIBUS FOR MUTUAL FUNDS	880 CARILLON PKWY
		HOUSE ACCT FIRM 92500015	ST PETERSBURG FL 33716-1102

GOVT & HIGH QUALITY BOND FUND (P)	16.88%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR EAST 3RD FL
			JACKSONVILLE FL 32246-6484

HIGH YIELD (A)	15.72%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

HIGH YIELD (A)	14.08%	UBS WM USA	ATTN DEPARTMENT MANAGER
		0O0 11011 6100	1000 HARBOR BLVD 5TH FL
		OMNI ACCOUNT M/F	WEEHAWKEN NJ 07086-6761

HIGH YIELD (A)	9.63%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
		SPECIAL CUSTODY A/C FOR THE	101 MONTGOMERY ST
		BENEFIT OF CUSTOMERS	SAN FRANCISCO CA 94104-4151

HIGH YIELD (B)	16.15%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

HIGH YIELD (B)	24.81%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

HIGH YIELD (B)	11.81%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR EAST 3RD FL

HIGH YIELD (B)	12.49%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
		SPECIAL CUSTODY ACCT	101 MONTGOMERY ST
		FBO CUSTOMERS	SAN FRANCISCO CA 94104-4151

HIGH YIELD (C)	6.93%	MORGAN STANLEY SMITH BARNEY	HARBOR FINANCIAL CENTER
			PLAZA 2 3RD FLOOR
			JERSEY CITY NJ 07311

HIGH YIELD (C)	10.04%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

62

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
HIGH YIELD (C)	23.13%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

HIGH YIELD (C)	8.82%	UBS WM USA	ATTN DEPARTMENT MANAGER
		0O0 11011 6100	1000 HARBOR BLVD 5TH FL
		OMNI ACCOUNT M/F	WEEHAWKEN NJ 07086-6761

HIGH YIELD (C)	14.81%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR EAST 3RD FL
			JACKSONVILLE FL 32246-6484

HIGH YIELD (INSTITUTIONAL)	7.53%	LPL FINANCIAL	9785 TOWNE CENTRE DRIVE
		A/C 1000-0005	SAN DIEGO CA 92121-1968

HIGH YIELD (INSTITUTIONAL)	5.46%	MITRA & CO	ATTN MFN MF
		FBO NG C/O M&I TRUST CO NA	11270 W PARK PLACE SUITE 400
			MILWAUKEE WI 53224-3638

HIGH YIELD (INSTITUTIONAL)	12.95%	SAM BALANCED PIF	ATTN MUTUAL FUND ACCTG -H221
			711 HIGH ST
			DES MOINES IA 50392-0001

HIGH YIELD (INSTITUTIONAL)	5.71%	SAM CONS GROWTH PIF	ATTN MUTUAL FUND ACCTG-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

HIGH YIELD (INSTITUTIONAL)	6.31%	SAM FLEXIBLE INCOME PIF	ATTN MUTUAL FUND ACCTG-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

HIGH YIELD (INSTITUTIONAL)	5.11%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
		SPECIAL CUSTODY A/C FOR THE	101 MONTGOMERY ST
		BENEFIT OF CUSTOMERS	SAN FRANCISCO CA 94104-4151

HIGH YIELD (INSTITUTIONAL)	6.68%	NATIONWIDE TRUST COMPANY FSB	PO BOX 182029
		C/O IPO ACCOUNTING	COLUMBUS OH 43218-2029

HIGH YIELD (INSTITUTIONAL)	8.59%	TD AMERITRADE INC FOR THE	PO BOX 2226
		EXCLUSIVE BENEFIT OF OUR	OMAHA NE 68103-2226
		CLIENTS

HIGH YIELD (P)	5.95%	LPL FINANCIAL	ATTN MUTUAL FUND OPERATIONS
		FBO CUSTOMER ACCOUNTS	PO BOX 509046
			SAN DIEGO CA 92150-9046

HIGH YIELD (P)	54.18%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

63

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
HIGH YIELD (P)	7.15%	RAYMOND JAMES	ATTN: COURTNEY WALLER
		OMNIBUS FOR MUTUAL FUNDS	880 CARILLON PKWY
		HOUSE ACCT FIRM 92500015	ST PETERSBURG FL 33716-1102

HIGH YIELD (P)	25.16%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR EAST 3RD FL
			JACKSONVILLE FL 32246-6484

HIGH YIELD I (INSTITUTIONAL)	16.29%	LIFETIME 2020 FUND	ATTN MUTUAL FUND ACCTG H-221
			711 HIGH ST
			DES MOINES IA 50392-0001

HIGH YIELD I (INSTITUTIONAL)	10.25%	LIFETIME 2040 FUND	ATTN MUTUAL FUND ACCTG -H221
			711 HIGH ST
			DES MOINES IA 50392-0001

HIGH YIELD I (INSTITUTIONAL)	21.34%	LIFETIME 2030 FUND	ATTN MUTUAL FUND ACCTG -H221
			711 HIGH ST
			DES MOINES IA 50392-0001

HIGH YIELD I (INSTITUTIONAL)	23.13%	PRINCIPAL LIFE INSURANCE CO	ATTN RIS NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

INCOME (A)	19.14%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

INCOME (A)	5.98%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

INCOME (A)	25.89%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
		SPECIAL CUSTODY ACCT	101 MONTGOMERY ST
		FBO CUSTOMERS	SAN FRANCISCO CA 94104-4151

INCOME (B)	12.42%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

INCOME (B)	10.11%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

INCOME (B)	36.11%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
		SPECIAL CUSTODY ACCT	101 MONTGOMERY ST
		FBO CUSTOMERS	SAN FRANCISCO CA 94104-4151

INCOME (C)	17.65%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

64

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
INCOME (C)	15.62%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

INCOME (C)	6.49%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR E FL 3
			JACKSONVILLE FL 32246-6484

INCOME (C)	7.06%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
		SPECIAL CUSTODY ACCT	101 MONTGOMERY ST
		FBO CUSTOMERS	SAN FRANCISCO CA 94104-4151

INCOME (INSTITUTIONAL)	8.62%	PRINCIPAL LIFE INS CO CUST.	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		OMNIBUS WRAPPED	DES MOINES IA 50392-9992

INCOME (INSTITUTIONAL)	34.66%	SAM BALANCED PIF	ATTN MUTUAL FUND ACCTG -H221
			711 HIGH ST
			DES MOINES IA 50392-0001

INCOME (INSTITUTIONAL)	16.33%	SAM CONS BALANCED PIF	ATTN MUTUAL FUND ACCTG-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

INCOME (INSTITUTIONAL)	9.67%	SAM CONS GROWTH PIF	ATTN MUTUAL FUND ACCTG-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

INCOME (INSTITUTIONAL)	23.89%	SAM FLEXIBLE INCOME PIF	ATTN MUTUAL FUND ACCTG-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

INCOME (P)	51.03%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

INCOME (P)	7.40%	RAYMOND JAMES	ATTN: COURTNEY WALLER
		OMNIBUS FOR MUTUAL FUNDS	880 CARILLON PKWY
		HOUSE ACCT FIRM 92500015	ST PETERSBURG FL 33716-1102

INCOME (P)	25.40%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR EAST 3RD FL
			JACKSONVILLE FL 32246-6484

INCOME (R-1)	99.72%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

65

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
INCOME (R-2)	97.61%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

INCOME (R-3)	99.91%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

INCOME (R-4)	93.80%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

INCOME (R-5)	49.98%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

INCOME (R-5)	37.77%	ORCHARD TRUST COMPANY FBO	8515 E ORCHARD RD 2T2
		FBO HEARTLAND HEALTH	GREENWOOD VILLAGE
			CO 80111-5002

INCOME (R-5)	6.34%	ORCHARD TRUST CO CUSTODIAN	C/O FASCORE LLC
		FBO HEARTLAND HLTH SAVS PLN	8515 E ORCHARD RD 2T2
		403B	GREENWOOD VILLAGE
			CO 80111-5002

INFLATION PROTECTION (A)	21.86%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

INFLATION PROTECTION (A)	20.10%	LPL FINANCIAL	9785 TOWNE CENTRE DRIVE
		A/C 1000-0005	SAN DIEGO CA 92121-1968

INFLATION PROTECTION (A)	7.60%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

INFLATION PROTECTION (C)	14.29%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

INFLATION PROTECTION (C)	5.70%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

INFLATION PROTECTION (C)	16.87%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR E FL 3
			JACKSONVILLE FL 32246-6484

INFLATION PROTECTION	25.42%	LIFETIME 2010 FUND	ATTN MUTUAL FUND ACCTG-H221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

66

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
INFLATION PROTECTION	5.81%	LIFETIME 2020 FUND	ATTN MUTUAL FUND ACCTG-H221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

INFLATION PROTECTION	15.47%	LIFETIME STRATEGIC INCOME FUND	ATTN MUTUAL FUND ACCTG-H221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

INFLATION PROTECTION	35.56%	PRINCIPAL LIFE INSURANCE CO	ATTN RIS NPIO TRADE DESK
(INSTITUTIONAL)		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

INFLATION PROTECTION	6.04%	LIFETIME 2015 FUND	ATTN MUTUAL FUND ACCTG- H221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

INFLATION PROTECTION (R-1)	98.24%	DELAWARE CHARTER GUAR & TRUST	711 HIGH ST
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001

INFLATION PROTECTION (R-2)	6.87%	PRINCIPAL TRUST COMPANY	ATTN SUSAN SAGGIONE
		FBO NQ SAVINGS PL OF	1013 CENTRE RD
		MIDWEST ADMIN SERVICES	WILMINGTON DE 19805-1265

INFLATION PROTECTION (R-2)	86.95%	DELAWARE CHARTER GUAR & TRUST	711 HIGH ST
			DES MOINES IA 50392-0001

INFLATION PROTECTION (R-3)	97.88%	DELAWARE CHARTER GUAR & TRUST	711 HIGH ST
			DES MOINES IA 50392-0001

INFLATION PROTECTION (R-4)	93.65%	DELAWARE CHARTER GUAR & TRUST	711 HIGH ST
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001

INFLATION PROTECTION (R-5)	6.36%	WELLS FARGO INST TRUST SERVICES	ATTN KATE MEYER
		FBO WORLD INSURANCE CO.	733 MARQUETTE AVENUE
		EXECUTIVE SERP PLAN	MINNEAPOLIS MN 55402-2309

INFLATION PROTECTION (R-5)	85.17%	DELAWARE CHARTER GUAR & TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001

INTERNATIONAL EMERGING MARKETS	15.96%	PERSHING LLC	1 PERSHING PLZ
(A)			JERSEY CITY NJ 07399-0001

INTERNATIONAL EMERGING MARKETS	14.86%	PERSHING LLC	1 PERSHING PLZ
(B)			JERSEY CITY NJ 07399-0001

INTERNATIONAL EMERGING MARKETS	16.21%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
(B)		SPECIAL CUSTODY ACCT	101 MONTGOMERY ST
		FBO CUSTOMERS	SAN FRANCISCO CA 94104-4151

67

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
INTERNATIONAL EMERGING MARKETS	18.38%	PERSHING LLC	1 PERSHING PLZ
(C)			JERSEY CITY NJ 07399-0001

INTERNATIONAL EMERGING MARKETS	13.14%	LIFETIME 2020 FUND	ATTN MUTUAL FUND ACCTG-H221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

INTERNATIONAL EMERGING MARKETS	10.79%	LIFETIME 2040 FUND	ATTN MUTUAL FUND ACCTG-H221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

INTERNATIONAL EMERGING MARKETS	5.21%	LIFETIME 2050 FUND	ATTN MUTUAL FUND ACCTG-H221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

INTERNATIONAL EMERGING MARKETS	15.54%	LIFETIME 2030 FUND	ATTN MUTUAL FUND ACCTG-H221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

INTERNATIONAL EMERGING MARKETS	6.63%	SAM BALANCED PIF	ATTN MUTUAL FUND ACCTG-H221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

INTERNATIONAL EMERGING MARKETS	5.41%	SAM CONS GROWTH PIF	ATTN MUTUAL FUND ACCTG-H221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

INTERNATIONAL EMERGING MARKETS	5.32%	SAM STRATEGIC GROWTH PIF	ATTN MUTUAL FUND ACCTG-H221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

INTERNATIONAL EMERGING MARKETS	5.62%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
(INSTITUTIONAL)		SPECIAL CUSTODY A/C FOR THE	101 MONTGOMERY ST
		BENEFIT OF CUSTOMERS	SAN FRANCISCO CA 94104-4151

INTERNATIONAL EMERGING MARKETS	28.29%	FIRST CLEARING LLC	2801 MARKET ST
(P)		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

INTERNATIONAL EMERGING MARKETS	31.23%	RAYMOND JAMES	ATTN: COURTNEY WALLER
(P)		OMNIBUS FOR MUTUAL FUNDS	880 CARILLON PKWY
		HOUSE ACCT FIRM 92500015	ST PETERSBURG FL 33716-1102

INTERNATIONAL EMERGING MARKETS	33.13%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
(P)		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR EAST 3RD FL
			JACKSONVILLE FL 32246-6484

INTERNATIONAL EMERGING MARKETS	89.97%	DELAWARE CHARTER GUAR & TRUST	711 HIGH ST
(R-1)		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001

68

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
INTERNATIONAL EMERGING MARKETS	99.45%	DELAWARE CHARTER GUAR & TRUST	ATTN: RIS NPIO TRADE DESK
(R-2)		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
		FBO PRINCIPAL FINANCIAL GROUP	DES MOINES IA 50392-0001

INTERNATIONAL EMERGING MARKETS	25.62%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
(R-3)		FBO THE CHURCH OF GOD	711 HIGH STREET
			DES MOINES IA 50392-0001

INTERNATIONAL EMERGING MARKETS	64.36%	DELAWARE CHARTER GUAR & TRUST	ATTN: RIS NPIO TRADE DESK
(R-3)		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
		FBO PRINCIPAL FINANCIAL GROUP	DES MOINES IA 50392-0001

INTERNATIONAL EMERGING MARKETS	88.26%	DELAWARE CHARTER GUAR & TRUST	ATTN RIS NPIO TRADE DESK
(R-4)		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
		FBO PRINCIPAL FINANCIAL GROUP	DES MOINES IA 50392-0001

INTERNATIONAL EMERGING MARKETS	86.07%	DELAWARE CHARTER GUAR & TRUST	ATTN: RIS NPIO TRADE DESK
(R-5)		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
		FBO PRINCIPAL FINANCIAL GROUP	DES MOINES IA 50392-0001

INTERNATIONAL I (INSTITUTIONAL)	12.53%	LIFETIME 2020 FUND	ATTN MUTUAL FUND ACCTG H-221
			711 HIGH ST
			DES MOINES IA 50392-0001

INTERNATIONAL I (INSTITUTIONAL)	9.49%	LIFETIME 2040 FUND	ATTN MUTUAL FUND ACCTG H-221
			711 HIGH ST
			DES MOINES IA 50392-0001

INTERNATIONAL I (INSTITUTIONAL)	13.59%	LIFETIME 2030 FUND	ATTN MUTUAL FUND ACCTG H-221
			711 HIGH ST
			DES MOINES IA 50392-0001

INTERNATIONAL I (INSTITUTIONAL)	48.13%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

INTERNATIONAL I (R-1)	97.49%	DELAWARE CHARTER GUAR & TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001

INTERNATIONAL I (R-2)	99.30%	DELAWARE CHARTER GUAR & TRUST	ATTN RIS NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
		FBO PRINCIPAL FINANCIAL GROUP	DES MOINES IA 50392-0001

INTERNATIONAL I (R-3)	93.54%	DELAWARE CHARTER GUAR & TRUST	ATTN RIS NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
		FBO PRINCIPAL FINANCIAL GROUP	DES MOINES IA 50392-0001

INTERNATIONAL I (R-4)	85.30%	DELAWARE CHARTER GUAR & TRUST	ATTN: RIS NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
		FBO PRINCIPAL FINANCIAL GROUP	DES MOINES IA 50392-0001
69

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner

INTERNATIONAL I (R-4)	5.68%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		NON-QUAL PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

INTERNATIONAL I (R-4)	5.85%	PRINCIPAL TRUST COMPANY	ATTN SUSAN SAGGIONE
		FBO PROASSURANCE GRP SVC CORP	1013 CENTRE RD
		NQ EXCESS	WILMINGTON DE 19805-1265

INTERNATIONAL I (R-5)	82.29%	DELAWARE CHARTER GUAR & TRUST	711 HIGH STREET
		FBO PRINCIPAL FINANCIAL GROUP	DES MOINES IA 50392-0001

INTERNATIONAL I (R-5)	6.76%	WELLS FARGO INST TRUST SERVICES	ATTN KATE MEYER
		FBO WORLD INSURANCE CO.	733 MARQUETTE AVENUE
		EXECUTIVE SERP PLAN	MINNEAPOLIS MN 55402-2309

LARGECAP BLEND II (INSTITUTIONAL)	8.22%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

LARGECAP BLEND II (INSTITUTIONAL)	48.77%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

LARGECAP BLEND II (INSTITUTIONAL)	11.02%	SAM BALANCED PIF	ATTN MUTUAL FUND ACCTG H-221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP BLEND II (INSTITUTIONAL)	9.49%	SAM CONS GROWTH PIF	ATTN MUTUAL FUND ACCTG-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP BLEND II (INSTITUTIONAL)	9.51%	SAM STRATEGIC GROWTH PIF	ATTN MUTUAL FUND ACCTG-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP BLEND II (R-1)	98.80%	DELAWARE CHARTER GUAR & TRUST	711 HIGH ST
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001

LARGECAP BLEND II (R-2)	98.86%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

LARGECAP BLEND II (R-3)	97.15%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

LARGECAP BLEND II (R-4)	96.86%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

70

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
LARGECAP BLEND II (R-5)	93.81%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

LARGECAP GROWTH (A)	17.21%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
		SPECIAL CUSTODY ACCT	101 MONTGOMERY ST
		FBO CUSTOMERS	SAN FRANCISCO CA 94104-4151

LARGECAP GROWTH (B)	7.21%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

LARGECAP GROWTH (B)	33.23%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
		SPECIAL CUSTODY ACCT	101 MONTGOMERY ST
		FBO CUSTOMERS	SAN FRANCISCO CA 94104-4151

LARGECAP GROWTH (C)	11.47%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

LARGECAP GROWTH (C)	5.21%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

LARGECAP GROWTH (C)	11.01%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR E FL 3
			JACKSONVILLE FL 32246-6484

LARGECAP GROWTH (INSTITUTIONAL)	13.63%	LIFETIME 2020 FUND	ATTN MUTUAL FUND ACCTG H-221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP GROWTH (INSTITUTIONAL)	9.80%	LIFETIME 2040 FUND	ATTN MUTUAL FUND ACCTG-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP GROWTH (INSTITUTIONAL)	14.58%	LIFETIME 2030 FUND	ATTN MUTUAL FUND ACCTG- H221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP GROWTH (INSTITUTIONAL)	10.54%	SAM BALANCED PIF	ATTN MUTUAL FUND ACCTG- H221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP GROWTH (INSTITUTIONAL)	7.89%	SAM CONS GROWTH PIF	ATTN MUTUAL FUND ACCTG- H221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP GROWTH (INSTITUTIONAL)	6.39%	SAM STRATEGIC GROWTH PIF	ATTN MUTUAL FUND ACCTG-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

71

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
LARGECAP GROWTH (P)	32.72%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

LARGECAP GROWTH (P)	59.55%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR EAST 3RD FL
			JACKSONVILLE FL 32246-6484

LARGECAP GROWTH (R-1)	34.81%	WILMINGTON TRUST CO TTEE FBO	C/O MUTUAL FUNDS
		SANTAFE HLTHCARE INC 401K	PO BOX 8880
		RET SAV PLAN A/C 078405-001 1	WILMINGTON DE 19899-8880

LARGECAP GROWTH (R-1)	62.60%	DELAWARE CHARTER GUAR & TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001

LARGECAP GROWTH (R-2)	99.92%	DELAWARE CHARTER GUAR & TRUST	ATTN: RIS NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
		FBO PRINCIPAL FINANCIAL GROUP	DES MOINES IA 50392-0001

LARGECAP GROWTH (R-3)	96.93%	DELAWARE CHARTER GUAR & TRUST	ATTN: RIS NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
		FBO PRINCIPAL FINANCIAL GROUP	DES MOINES IA 50392-0001

LARGECAP GROWTH (R-4)	95.15%	DELAWARE CHARTER GUAR & TRUST	ATTN: RIS NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
		FBO PRINCIPAL FINANCIAL GROUP	DES MOINES IA 50392-0001

LARGECAP GROWTH (R-5)	48.74%	WELLS FARGO BANK	1525 WEST WT HARRIS BLVD
		FBO VARIOUS RETIREMENT PLANS	CHARLOTTE NC 28288-1076
		9888888836 NC-1151

LARGECAP GROWTH (R-5)	45.87%	DELAWARE CHARTER GUAR & TRUST	ATTN: RIS NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
		FBO PRINCIPAL FINANCIAL GROUP	DES MOINES IA 50392-0001

LARGECAP GROWTH I (INSTITUTIONAL)	16.41%	LIFETIME 2020 FUND	ATTN MUTUAL FUND ACCTG H-221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP GROWTH I (INSTITUTIONAL)	10.49%	LIFETIME 2040 FUND	ATTN MUTUAL FUND ACCTG-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP GROWTH I (INSTITUTIONAL)	15.83%	LIFETIME 2030 FUND	ATTN MUTUAL FUND ACCTG- H221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP GROWTH I (INSTITUTIONAL)	36.01%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992
72

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner

LARGECAP GROWTH I (R-1)	93.91%	DELAWARE CHARTER GUAR & TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001

LARGECAP GROWTH I (R-2)	95.27%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

LARGECAP GROWTH I (R-3)	93.31%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

LARGECAP GROWTH I (R-4)	93.17%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

LARGECAP GROWTH I (R-5)	87.20%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

LARGECAP GROWTH I (R-5)	6.17%	DWS TRUST CO TTEE CUST	PO BOX 1757
		ADP ENTERPRISE 401K	SALEM NH 03079-1143
		NON QUAL PRODUCT

LARGECAP GROWTH II (INSTITUTIONAL)	64.08%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

LARGECAP GROWTH II (INSTITUTIONAL)	9.37%	SAM BALANCED PIF	ATTN MUTUAL FUND ACCTG H-221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP GROWTH II (INSTITUTIONAL)	8.43%	SAM CONS GROWTH PIF	ATTN MUTUAL FUND ACCTG H-221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP GROWTH II (INSTITUTIONAL)	6.12%	SAM STRATEGIC GROWTH PIF	ATTN MUTUAL FUND ACCTG H-221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP GROWTH II (R-1)	99.93%	DELAWARE CHARTER GUAR & TRUST	711 HIGH ST
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001

LARGECAP GROWTH II (R-2)	100.00%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

LARGECAP GROWTH II (R-3)	95.70%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001
73

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner

LARGECAP GROWTH II (R-4)	98.08%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

LARGECAP GROWTH II (R-5)	27.81%	DCGT AS TTEE AND/OR CUST	711 HIGH STREET
		FBO MEDICAL SERVICES OF	DES MOINES IA 50392-0001
		NORTHWEST ARKANSAS

LARGECAP GROWTH II (R-5)	68.68%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX (C)	20.29%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

LARGECAP S&P 500 INDEX	21.76%	LIFETIME 2020 FUND	ATTN MUTUAL FUND ACCTG H-221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX	14.78%	LIFETIME 2040 FUND	ATTN MUTUAL FUND ACCTG H-221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX	6.42%	LIFETIME 2050 FUND	ATTN MUTUAL FUND ACCTG H-221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX	22.02%	LIFETIME 2030 FUND	ATTN MUTUAL FUND ACCTG H-221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX	14.45%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
(INSTITUTIONAL)		FBO VARIOUS QUALIFIED PLANS	711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX (R-1)	88.51%	DELAWARE CHARTER GUAR & TRUST	711 HIGH ST
		FBO PFG PRINCIPAL ADV OMNIBUS	DES MOINES IA 50392-0001
		CLIENT 904

LARGECAP S&P 500 INDEX (R-2)	8.52%	ORCHARD TRUST CO TTEE	8515 E ORCHARD RD 2T2
		EMPLOYEE BENEFITS CLIENTS 401K	GREENWOOD VILLAGE
			CO 80111-5002

LARGECAP S&P 500 INDEX (R-2)	88.69%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

74

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
LARGECAP S&P 500 INDEX (R-3)	86.67%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX (R-4)	91.35%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX (R-5)	80.35%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

LARGECAP VALUE (B)	8.04%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

LARGECAP VALUE (C)	18.33%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

LARGECAP VALUE (INSTITUTIONAL)	18.44%	LIFETIME 2020 FUND	ATTN MUTUAL FUND ACCTG H-221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP VALUE (INSTITUTIONAL)	12.69%	LIFETIME 2040 FUND	ATTN MUTUAL FUND ACCTG H-221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP VALUE (INSTITUTIONAL)	5.63%	LIFETIME 2050 FUND	ATTN MUTUAL FUND ACCTG H-221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP VALUE (INSTITUTIONAL)	18.84%	LIFETIME 2030 FUND	ATTN MUTUAL FUND ACCTG H-221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP VALUE (INSTITUTIONAL)	6.63%	SAM BALANCED PIF	ATTN MUTUAL FUND ACCTG -H221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP VALUE (INSTITUTIONAL)	8.01%	SAM CONS GROWTH PIF	ATTN MUTUAL FUND ACCTG -H221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP VALUE (R-1)	5.44%	DELAWARE CHARTER GUAR & TRUST	711 HIGH ST
		FBO VARIOUS NONQUALIFIED PLANS	DES MOINES IA 50392-0001

LARGECAP VALUE (R-1)	92.65%	DELAWARE CHARTER GUAR & TRUST	711 HIGH ST
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001

75

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
LARGECAP VALUE (R-2)	5.23%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		NON-QUAL PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

LARGECAP VALUE (R-2)	94.55%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

LARGECAP VALUE (R-3)	7.81%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		NON-QUAL PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

LARGECAP VALUE (R-3)	79.36%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

LARGECAP VALUE (R-4)	91.67%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

LARGECAP VALUE (R-4)	6.16%	NATIONWIDE TRUST COMPANY FSB	C/O IPO ACCTG
		FBO PARTICIPATING RET PLANS	PO BOX 182029
		TPA-NTC	COLUMBUS OH 43218-2029

LARGECAP VALUE (R-5)	92.12%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

LARGECAP VALUE I (INSTITUTIONAL)	23.39%	LIFETIME 2020 FUND	ATTN MUTUAL FUND ACCTG H-221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP VALUE I (INSTITUTIONAL)	16.32%	LIFETIME 2040 FUND	ATTN MUTUAL FUND ACCTG H-221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP VALUE I (INSTITUTIONAL)	7.28%	LIFETIME 2050 FUND	ATTN MUTUAL FUND ACCTG H-221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP VALUE I (INSTITUTIONAL)	24.61%	LIFETIME 2030 FUND	ATTN MUTUAL FUND ACCTG H-221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP VALUE I (INSTITUTIONAL)	9.80%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

LARGECAP VALUE I (R-1)	99.01%	DELAWARE CHARTER GUAR & TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001
76

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner

LARGECAP VALUE I (R-2)	97.95%	DELAWARE CHARTER GUAR & TRUST	ATTN RIS NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
		FBO PRINCIPAL FINANCIAL GROUP	DES MOINES IA 50392-0001

LARGECAP VALUE I (R-3)	90.55%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
			DES MOINES IA 50392-0001

LARGECAP VALUE I (R-4)	96.07%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
			DES MOINES IA 50392-0001

LARGECAP VALUE I (R-5)	13.32%	WELLS FARGO INST TRUST SERVICES	ATTN KATE MEYER
		FBO WORLD INSURANCE CO.	733 MARQUETTE AVENUE
		EXECUTIVE SERP PLAN	MINNEAPOLIS MN 55402-2309

LARGECAP VALUE I (R-5)	7.76%	PRINCIPAL TRUST COMPANY	ATTN SUSAN SAGGIONE
		FBO FHLB DM BENEFIT	1013 CENTRE RD
		EQUALIZATION PLAN	WILMINGTON DE 19805-1265

LARGECAP VALUE I (R-5)	35.31%	DELAWARE CHARTER GUAR & TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001
		FBO PRINCIPAL FINANCIAL GROUP

LARGECAP VALUE I (R-5)	39.56%	DEL CHARTER GUAR & TRUST CO	1013 CENTRE RD
		FBO PRINCIPAL TRUST COMPANY	WILMINGTON DE 19805-1298
		VEBA TRUST IBEW HEALTH SAV PLAN
		SOUTHWEST SCHOOL CORPORATION

LARGECAP VALUE III (INSTITUTIONAL)	58.57%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

LARGECAP VALUE III (INSTITUTIONAL)	11.29%	SAM BALANCED PIF	ATTN MUTUAL FUND ACCTG -H221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP VALUE III (INSTITUTIONAL)	12.38%	SAM CONS GROWTH PIF	ATTN MUTUAL FUND ACCTG -H221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP VALUE III (INSTITUTIONAL)	7.37%	SAM STRATEGIC GROWTH PIF	ATTN MUTUAL FUND ACCTG -H221
			711 HIGH ST
			DES MOINES IA 50392-0001

LARGECAP VALUE III (R-1)	95.29%	DELAWARE CHARTER GUAR & TRUST	711 HIGH ST
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001

77

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
LARGECAP VALUE III (R-2)	98.49%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

LARGECAP VALUE III (R-3)	91.56%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

LARGECAP VALUE III (R-4)	91.67%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

LARGECAP VALUE III (R-5)	78.47%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

MIDCAP BLEND (A)	9.44%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

MIDCAP BLEND (B)	12.51%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

MIDCAP BLEND (B)	11.14%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
		SPECIAL CUSTODY ACCT	101 MONTGOMERY ST
		FBO CUSTOMERS	SAN FRANCISCO CA 94104-4151

MIDCAP BLEND (C)	13.59%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

MIDCAP BLEND (C)	7.06%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

MIDCAP BLEND (C)	6.76%	RAYMOND JAMES	ATTN: COURTNEY WALLER
		OMNIBUS FOR MUTUAL FUNDS	880 CARILLON PKWY
		HOUSE ACCT FIRM 92500015	ST PETERSBURG FL 33716-1102

MIDCAP BLEND (C)	22.62%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR E FL 3
			JACKSONVILLE FL 32246-6484

MIDCAP BLEND (INSTITUTIONAL)	15.34%	SAM BALANCED PIF	ATTN MUTUAL FUND ACCTG -H221
			711 HIGH ST
			DES MOINES IA 50392-0001

MIDCAP BLEND (INSTITUTIONAL)	13.45%	SAM CONS GROWTH PIF	ATTN MUTUAL FUND ACCTG-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

78

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
MIDCAP BLEND (INSTITUTIONAL)	10.32%	SAM STRATEGIC GROWTH PIF	ATTN MUTUAL FUND ACCTG-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

MIDCAP BLEND (INSTITUTIONAL)	5.71%	NATIONWIDE TRUST COMPANY FSB	C/O IPO ACCTG
			PO BOX 182029
			COLUMBUS OH 43218-2029

MIDCAP BLEND (INSTITUTIONAL)	10.12%	SUNTRUST BANK TRUSTEE	25 PARK PLACE MC210
		SUNTRUST BANK INC 401(K) PLAN	ATLANTA GA 30303-2918

MIDCAP BLEND (P)	69.74%	EDWARD D JONES	ATTN MUTUAL FUND
			SHAREHOLDER ACCTG
			201 PROGRESS PKWY
			MARYLAND HTS MO 63043-3003

MIDCAP BLEND (P)	7.37%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

MIDCAP BLEND (P)	5.67%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR EAST 3RD FL
			JACKSONVILLE FL 32246-6484

MIDCAP BLEND (R-1)	81.26%	DELAWARE CHARTER GUAR & TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001

MIDCAP BLEND (R-2)	25.03%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

MIDCAP BLEND (R-2)	25.44%	T ROWE PRICE RETIREMENT PLAN	4515 PAINTERS MILL RD
		SERVICES INC	OWINGS MILLS MD 21117-4903
		FBO RETIREMENT PLAN CLIENTS

MIDCAP BLEND (R-3)	59.65%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

MIDCAP BLEND (R-4)	27.83%	WELLS FARGO BANK	1525 WEST WT HARRIS BLVD
		FBO VARIOUS RETIREMENT PLANS	CHARLOTTE NC 28288-1076
		9888888836 NC 1151

MIDCAP BLEND (R-4)	18.30%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

MIDCAP BLEND (R-4)	6.20%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
		SPECIAL CUSTODY	101 MONTGOMERY ST
		A/C FBO CUSTOMERS	SAN FRANCISCO CA 94104-4151
79

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner

MIDCAP BLEND (R-4)	15.07%	NEW YORK LIFE PROGRESS SHARING	C/O GARY WENDLANDT
		INVESTMENT PLAN TRUST	51 MADISON AVE RM 1305
			NEW YORK NY 10010-1603

MIDCAP BLEND (R-5)	71.52%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

MIDCAP BLEND (R-5)	7.62%	STATE STREET BANK TTEE CUST	1 LINCOLN ST
		FBO ACCESS ADP 401(K) PLAN	BOSTON MA 02111-2900

MIDCAP GROWTH (INSTITUTIONAL)	15.85%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

MIDCAP GROWTH (INSTITUTIONAL)	32.42%	NATIONWIDE TRUST COMPANY FSB	C/O IPO ACCTG
			PO BOX 182029
			COLUMBUS OH 43218-2029

MIDCAP GROWTH (R-1)	16.12%	CARL MENDEZ	PO BOX 1785
		FBO INLAND EMPIRE ECON PARTNER	SAN BERNARDINO CA 92402-1785
		401 K PROF SHARING PLAN & TRUST

MIDCAP GROWTH (R-1)	79.03%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
			DES MOINES IA 50392-0001

MIDCAP GROWTH (R-2)	97.91%	DELAWARE CHARTER GUAR & TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001

MIDCAP GROWTH (R-3)	6.69%	DELAWARE CHARTER GUAR & TRUST	ATTN: RIS NPIO TRADE DESK
		FBO VARIOUS NONQUALIFIED PLANS	711 HIGH STREET
		FBO PRINCIPAL FINANCIAL GROUP	DES MOINES IA 50392-0001

MIDCAP GROWTH (R-3)	89.32%	DELAWARE CHARTER GUAR & TRUST	ATTN: RIS NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
		FBO PRINCIPAL FINANCIAL GROUP	DES MOINES IA 50392-0001

MIDCAP GROWTH (R-4)	98.19%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
			DES MOINES IA 50392-0001

MIDCAP GROWTH (R-5)	22.83%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO MEDICAL SERVICES OF	711 HIGH STREET
		NORTHWEST ARKANSAS	DES MOINES IA 50392-0001

MIDCAP GROWTH (R-5)	75.51%	DELAWARE CHARTER GUAR & TRUST	ATTN: RIS NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
		FBO PRINCIPAL FINANCIAL GROUP	DES MOINES IA 50392-0001
80

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner

MIDCAP GROWTH III (INSTITUTIONAL)	7.69%	LIFETIME 2020 FUND	ATTN MUTUAL FUND ACCTG H-221
			711 HIGH STREET
			DES MOINES IA 50392-0001

MIDCAP GROWTH III (INSTITUTIONAL)	5.19%	LIFETIME 2040 FUND	ATTN MUTUAL FUND ACCTG-H221
			711 HIGH STREET
			DES MOINES IA 50392-0001

MIDCAP GROWTH III (INSTITUTIONAL)	8.10%	LIFETIME 2030 FUND	ATTN MUTUAL FUND ACCTG-H221
			711 HIGH STREET
			DES MOINES IA 50392-0001

MIDCAP GROWTH III (INSTITUTIONAL)	64.37%	PRINCIPAL LIFE INSURANCE CO	ATTN RIS NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

MIDCAP GROWTH III (R-1)	98.30%	DELAWARE CHARTER GUAR & TRUST	711 HIGH STREET
			DES MOINES IA 50392-0001

MIDCAP GROWTH III (R-2)	99.17%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

MIDCAP GROWTH III (R-3)	96.03%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

MIDCAP GROWTH III (R-4)	98.56%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

MIDCAP GROWTH III (R-5)	19.24%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO MEDICAL SERVICES OF	711 HIGH STREET
		NORTHWEST ARKANSAS	DES MOINES IA 50392-0001

MIDCAP GROWTH III (R-5)	76.28%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (INSTITUTIONAL)	14.95%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

MIDCAP S&P 400 INDEX (INSTITUTIONAL)	44.38%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (INSTITUTIONAL)	19.68%	DIVERSIFIED GROWTH	ATTN MUTUAL FUND ACCTG H221
		DIVERSIFIED GROWTH ACCOUNT	711 HIGH STREET
			DES MOINES IA 50392-0001
81

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner

MIDCAP S&P 400 INDEX (INSTITUTIONAL)	7.00%	DIVERSIFIED BALANCED	ATTN MUTUAL FUND ACCTG H221
		DIVERSIFIED BALANCED ACCOUNT	711 HIGH STREET
			DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (R-1)	93.20%	DELAWARE CHARTER GUAR & TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (R-2)	92.62%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (R-3)	12.98%	ATTN T CHOPITEA	SAN FRANCISCO CA 94104
		C/O RBC DAIN RAUSCH
		FBO SSR SIP DUP SSN
		BOARD OF TTEE OF THE
		SUPPLEMENTAL TRUSTEE INCOME
		TRUST FUND & THEIR SUCCESSOR

MIDCAP S&P 400 INDEX (R-3)	5.23%	PIMS/PRUDENTIAL RETIREMENT	NATIONAL PENN BANCSHARES INC
		AS NOMINEE FOR THE	PO BOX 547
		TTEE/CUST PL 002	BOYERTOWN PA 19512-0547

MIDCAP S&P 400 INDEX (R-3)	65.82%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (R-4)	84.59%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (R-5)	8.37%	JPMORGAN CHASE AS TRUSTEE	11500 OUTLOOK ST
		FBO GLOBAL BRASS AND	OVERLAND PARK KS66211-1804
		COPPER INC. RETIREES SAVINGS
		PLAN

MIDCAP S&P 400 INDEX (R-5)	74.76%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

MIDCAP VALUE I (INSTITUTIONAL)	6.93%	LIFETIME 2020 FUND	ATTN MUTUAL FUND ACCTG H-221
			711 HIGH STREET
			DES MOINES IA 50392-0001

MIDCAP VALUE I (INSTITUTIONAL)	5.06%	LIFETIME 2040 FUND	ATTN MUTUAL FUND ACCTG H-221
			711 HIGH STREET
			DES MOINES IA 50392-0001

82

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
MIDCAP VALUE I (INSTITUTIONAL)	7.78%	LIFETIME 2030 FUND	ATTN MUTUAL FUND ACCTG H-221
			711 HIGH STREET
			DES MOINES IA 50392-0001

MIDCAP VALUE I (INSTITUTIONAL)	65.69%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

MIDCAP VALUE I (R-1)	97.80%	DELAWARE CHARTER GUAR & TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001

MIDCAP VALUE I (R-2)	98.37%	DELAWARE CHARTER GUAR & TRUST	ATTN: RIS NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
		FBO PRINCIPAL FINANCIAL GROUP	DES MOINES IA 50392-0001

MIDCAP VALUE I (R-3)	92.73%	DELAWARE CHARTER GUAR & TRUST	ATTN RIS NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
		FBO PRINCIPAL FINANCIAL GROUP	DES MOINES IA 50392-0001

MIDCAP VALUE I (R-4)	95.97%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
			DES MOINES IA 50392-0001

MIDCAP VALUE I (R-5)	95.06%	DELAWARE CHARTER GUAR & TRUST	ATTN: RIS NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
		FBO PRINCIPAL FINANCIAL GROUP	DES MOINES IA 50392-0001

MIDCAP VALUE III (INSTITUTIONAL)	8.07%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

MIDCAP VALUE III (INSTITUTIONAL)	91.17%	NATIONWIDE TRUST COMPANY FSB	C/O IPO ACCTG
			PO BOX 182029
			COLUMBUS OH 43218-2029

MIDCAP VALUE III (R-1)	5.17%	MIDLAND COUNTRY CLUB	ATTN JOHN BITNER
		FBO DEF COMP OF MIDLAND CC	6101 N HWY 349
			MIDLAND TX 79705

MIDCAP VALUE III (R-1)	94.33%	DELAWARE CHARTER GUAR & TRUST	711 HIGH STREET
			DES MOINES IA 50392-0001

MIDCAP VALUE III (R-2)	99.79%	DELAWARE CHARTER GUAR & TRUST	ATTN RIS NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
		FBO PRINCIPAL FINANCIAL GROUP	DES MOINES IA 50392-0001

MIDCAP VALUE III (R-3)	87.44%	DELAWARE CHARTER GUAR & TRUST	ATTN RIS NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
		FBO PRINCIPAL FINANCIAL GROUP	DES MOINES IA 50392-0001

83

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
MIDCAP VALUE III (R-4)	95.21%	DELAWARE CHARTER GUAR & TRUST	ATTN RIS NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
		FBO PRINCIPAL FINANCIAL GROUP	DES MOINES IA 50392-0001

MIDCAP VALUE III (R-5)	45.23%	DELAWARE CHARTER GUAR & TRUST	ATTN RIS NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
		FBO PRINCIPAL FINANCIAL GROUP	DES MOINES IA 50392-0001

MIDCAP VALUE III (R-5)	44.74%	PRINCIPAL TRUST COMPANY	ATTN SUSAN SAGGIONE
		FBO DEF COMP OF HDR INC	1013 CENTRE RD
			WILMINGTON DE 19805-1265

MONEY MARKET (A)	30.47%	PERSHING LLC AS AGENT	ATTN CASH MANAGEMENT SERVICES
		FOR ITS CUSTOMERS	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

MONEY MARKET (B)	7.35%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

MONEY MARKET (B)	5.50%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

MONEY MARKET (B)	27.89%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
		SPECIAL CUSTODY ACCT	101 MONTGOMERY ST
		FBO CUSTOMERS	SAN FRANCISCO CA 94104-4151

MONEY MARKET (C)	5.58%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

MONEY MARKET (C)	8.64%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

MONEY MARKET (INSTITUTIONAL)	8.24%	COMPUTERSHARE INVESTOR	2 N LA SALLE ST LOBBY 3
		SVCS LLC	CHICAGO IL 60602-3974

MONEY MARKET (INSTITUTIONAL)	62.10%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
			DES MOINES IA 50392-0001

MONEY MARKET (R-1)	98.39%	DELAWARE CHARTER GUAR & TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001

MONEY MARKET (R-2)	96.64%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

84

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
MONEY MARKET (R-3)	61.63%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

MONEY MARKET (R-4)	14.13%	CH HOLDINGS USA INC	ATTN DAVID COLEMAN
		FBO DEF COMP OF CH HOLDINGS	10733 SUNSET OFFICE DR STE 200
			SAINT LOUIS MO 63127-1022

MONEY MARKET (R-4)	19.23%	PRINCIPAL TRUST COMPANY	ATTN SUSAN SAGGIONE
		FBO HELMSLEY ENT SERP	1013 CENTRE RD
			WILMINGTON DE 19805-1265

MONEY MARKET (R-4)	54.56%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

MONEY MARKET (R-5)	50.52%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

MONEY MARKET (R-5)	11.18%	PRINCIPAL TRUST COMPANY	ATTN SUSAN SAGGIONE
		FBO DEF COMP OF HDR INC	1013 CENTRE RD
			WILMINGTON DE 19805-1265

OVERSEAS	16.98%	LIFETIME 2020 FUND	ATTN MUTUAL FUND ACCTG-H221
F/K/A INTERNATIONAL VALUE I			711 HIGH ST
(INSTITUTIONAL)			DES MOINES IA 50392-0001

OVERSEAS	13.43%	LIFETIME 2040 FUND	ATTN MUTUAL FUND ACCTG-H221
F/K/A INTERNATIONAL VALUE I			711 HIGH ST
(INSTITUTIONAL)			DES MOINES IA 50392-0001

OVERSEAS	6.55%	LIFETIME 2050 FUND	ATTN MUTUAL FUND ACCTG-H221
F/K/A INTERNATIONAL VALUE I			711 HIGH ST
(INSTITUTIONAL)			DES MOINES IA 50392-0001

OVERSEAS	19.11%	LIFETIME 2030 FUND	ATTN MUTUAL FUND ACCTG- H221
F/K/A INTERNATIONAL VALUE I			711 HIGH ST
(INSTITUTIONAL)			DES MOINES IA 50392-0001

OVERSEAS	27.92%	PRINCIPAL LIFE INS CO CUST.	ATTN NPIO TRADE DESK
F/K/A INTERNATIONAL VALUE I		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
(INSTITUTIONAL)		OMNIBUS WRAPPED	DES MOINES IA 50392-9992

PRINCIPAL CAPITAL APPRECIATION (A)	5.66%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

PRINCIPAL CAPITAL APPRECIATION (A)	45.30%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
		SPECIAL CUSTODY ACCT	101 MONTGOMERY ST
		FBO CUSTOMERS	SAN FRANCISCO CA 94104-4151
85

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner

PRINCIPAL CAPITAL APPRECIATION (B)	5.12%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

PRINCIPAL CAPITAL APPRECIATION (B)	57.48%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
		SPECIAL CUSTODY ACCT	101 MONTGOMERY ST
		FBO CUSTOMERS	SAN FRANCISCO CA 94104-4151

PRINCIPAL CAPITAL APPRECIATION (C)	6.63%	CITIGROUP GLOBAL MARKETS	700 RED BROOK
		HOUSE ACCOUNT	OWINGS MILLS MD 21117-5184

PRINCIPAL CAPITAL APPRECIATION (C)	19.33%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

PRINCIPAL CAPITAL APPRECIATION (C)	7.11%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

PRINCIPAL CAPITAL APPRECIATION	18.97%	PRINCIPAL LIFE INS CO CUST.	ATTN NPIO TRADE DESK
(INSTITUTIONAL)		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		OMNIBUS WRAPPED	DES MOINES IA 50392-9992

PRINCIPAL CAPITAL APPRECIATION	25.50%	SAM BALANCED PIF	ATTN MUTUAL FUND ACCTG -H221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION	5.74%	SAM CONS BALANCED PIF	ATTN MUTUAL FUND ACCTG -H221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION	22.87%	SAM CONS GROWTH PIF	ATTN MUTUAL FUND ACCTG -H221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION	18.39%	SAM STRATEGIC GROWTH PIF	ATTN MUTUAL FUND ACCTG -H221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION (P)	47.79%	LPL FINANCIAL	ATTN MUTUAL FUND OPERATIONS
		FBO CUSTOMER ACCOUNTS	PO BOX 509046
			SAN DIEGO CA 92150-9046

PRINCIPAL CAPITAL APPRECIATION (P)	23.69%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

PRINCIPAL CAPITAL APPRECIATION (P)	16.21%	RAYMOND JAMES	ATTN: COURTNEY WALLER
		OMNIBUS FOR MUTUAL FUNDS	880 CARILLON PKWY
		HOUSE ACCT FIRM 92500015	ST PETERSBURG FL 33716-1102

86

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner

PRINCIPAL CAPITAL APPRECIATION (P)	10.71%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR EAST 3RD FL
			JACKSONVILLE FL 32246-6484

PRINCIPAL CAPITAL APPRECIATION (R-1)	97.53%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION (R-2)	97.88%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION (R-3)	98.95%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION (R-4)	93.61%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION (R-5)	98.70%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2010 (A)	6.03%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

PRINCIPAL LIFETIME 2010 (A)	19.49%	BPPR AS TRUSTEE	POPULAR STREET BUILDING
		FBO POPULAR INC PUERTO RICO	153 PONCE DE LEON AVE 8TH FL
		SAVINGS AND INVESTMENT PLAN	SAN JUAN PR 00917

PRINCIPAL LIFETIME 2010 (A)	6.52%	BPPR AS TRUSTEE	POPULAR STREET BUILDING
		FBO EVERTEC INC	153 PONCE DE LEON 8TH FLOOR
		PR SAVS AND INVS PLAN	153 PONCE DE LEON AVE 8TH FL
			SAN JUAN PR 00917-1245

PRINCIPAL LIFETIME 2010 (INSTITUTIONAL)	84.79%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

PRINCIPAL LIFETIME 2010 (INSTITUTIONAL)	14.65%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
			DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2010 (R-1)	99.42%	DELAWARE CHARTER GUAR & TRUST	711 HIGH STREET
			DES MOINES IA 50392-0001

87

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
PRINCIPAL LIFETIME 2010 (R-2)	97.87%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2010 (R-3)	96.58%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2010 (R-4)	95.38%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2010 (R-5)	92.99%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2015 (INSTITUTIONAL)	45.68%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2015 (INSTITUTIONAL)	53.97%	PRINCIPAL LIFE INSURANCE CO CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET G-012-N11
		OMNIBUS WRAPPED	DES MOINES IA 50392-9992

PRINCIPAL LIFETIME 2015 (R-1)	99.43%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2015 (R-2)	90.28%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2015 (R-2)	9.52%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		NON-QUAL PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2015 (R-3)	98.77%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2015 (R-4)	97.80%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2015 (R-5)	80.95%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

88

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
PRINCIPAL LIFETIME 2015 (R-5)	16.23%	WELLS FARGO BANK FBO	1525 WEST WT HARRIS BLVD
		VARIOUS RETIREMENT PLANS	CHARLOTTE NC 28288-1076
		9888888836 NC-1151

PRINCIPAL LIFETIME 2020 (A)	6.57%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

PRINCIPAL LIFETIME 2020 (A)	9.20%	BPPR AS TRUSTEE FBO	POPULAR STREET BUILDING
		POPULAR INC PUERTO RICO	153 PONCE DE LEON AVE 8TH FL
		SAVINGS AND INVESTMENT PLAN	SAN JUAN PR 00917

PRINCIPAL LIFETIME 2020 (A)	6.42%	BPPR AS TRUSTEE	POPULAR STREET BUILDING
		FBO EVERTEC INC	153 PONCE DE LEON 8TH FLOOR
		PR SAVS AND INVS PLAN	153 PONCE DE LEON AVE 8TH FL
			SAN JUAN PR 00917-1245

PRINCIPAL LIFETIME 2020 (B)	13.34%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

PRINCIPAL LIFETIME 2020 (INSTITUTIONAL)	83.50%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

PRINCIPAL LIFETIME 2020 (INSTITUTIONAL)	15.80%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH ST
			DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2020 (R-1)	98.28%	DELAWARE CHARTER GUAR & TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2020 (R-2)	97.95%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2020 (R-3)	95.85%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2020 (R-4)	94.80%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
1		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2020 (R-5)	92.51%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2025 (INSTITUTIONAL)	45.29%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

89

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
PRINCIPAL LIFETIME 2025 (INSTITUTIONAL)	54.48%	PRINCIPAL LIFE INSURANCE CO CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET G-012-N11
		OMNIBUS WRAPPED	DES MOINES IA 50392-9992

PRINCIPAL LIFETIME 2025 (R-1)	97.34%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2025 (R-2)	5.01%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		NON-QUAL PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2025 (R-2)	93.77%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2025 (R-3)	99.29%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2025 (R-4)	97.79%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2025 (R-5)	79.14%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2025 (R-5)	18.58%	WELLS FARGO BANK	1525 WEST WT HARRIS BLVD
		FBO VARIOUS RETIREMENT PLANS	CHARLOTTE NC 28288-1076
		9888888836 NC-1151

PRINCIPAL LIFETIME 2030 (A)	7.08%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

PRINCIPAL LIFETIME 2030 (A)	5.67%	BPPR AS TRUSTEE	POPULAR STREET BUILDING
		FBO POPULAR INC PUERTO RICO	153 PONCE DE LEON AVE 8TH FL
		SAVINGS AND INVESTMENT PLAN	SAN JUAN PR 00917

PRINCIPAL LIFETIME 2030 (B)	17.49%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

PRINCIPAL LIFETIME 2030 (INSTITUTIONAL)	87.29%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

PRINCIPAL LIFETIME 2030 (INSTITUTIONAL)	12.24%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
			DES MOINES IA 50392-0001

90

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
PRINCIPAL LIFETIME 2030 (R-1)	97.93%	DELAWARE CHARTER GUAR & TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2030 (R-2)	98.26%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2030 (R-3)	97.25%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2030 (R-4)	97.28%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2030 (R-5)	92.96%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2035 (INSTITUTIONAL)	40.59%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2035 (INSTITUTIONAL)	59.19%	PRINCIPAL LIFE INSURANCE CO CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET G-012-N11
		OMNIBUS WRAPPED	DES MOINES IA 50392-9992

PRINCIPAL LIFETIME 2035 (R-1)	98.70%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2035 (R-2)	96.31%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2035 (R-3)	99.50%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2035 (R-4)	98.81%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2035 (R-5)	77.64%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

91

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
PRINCIPAL LIFETIME 2035 (R-5)	18.03%	WELLS FARGO BANK	1525 WEST WT HARRIS BLVD
		FBO VARIOUS RETIREMENT PLANS	CHARLOTTE NC 28288-1076
		9888888836 NC-1151

PRINCIPAL LIFETIME 2040 (A)	8.17%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

PRINCIPAL LIFETIME 2040 (A)	6.83%	BPPR AS TRUSTEE	POPULAR STREET BUILDING
		FBO POPULAR INC PUERTO RICO	153 PONCE DE LEON AVE 8TH FL
		SAVINGS AND INVESTMENT PLAN	SAN JUAN PR 00917

PRINCIPAL LIFETIME 2040 (B)	19.26%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

PRINCIPAL LIFETIME 2040 (B)	7.03%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
		SPECIAL CUSTODY ACCT	101 MONTGOMERY ST
		FBO CUSTOMERS	SAN FRANCISCO CA 94104-4151

PRINCIPAL LIFETIME 2040 (INSTITUTIONAL)	87.57%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

PRINCIPAL LIFETIME 2040 (INSTITUTIONAL)	12.09%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
			DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2040 (R-1)	97.59%	DELAWARE CHARTER GUAR & TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2040 (R-2)	98.54%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2040 (R-3)	98.05%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2040 (R-4)	94.69%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2040 (R-5)	95.28%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2045 (INSTITUTIONAL)	35.23%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

92

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
PRINCIPAL LIFETIME 2045 (INSTITUTIONAL)	64.75%	PRINCIPAL LIFE INSURANCE CO CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET G-012-N11
		OMNIBUS WRAPPED	DES MOINES IA 50392-9992

PRINCIPAL LIFETIME 2045 (R-1)	99.48%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2045 (R-2)	98.60%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2045 (R-3)	99.86%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2045 (R-4)	98.90%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2045 (R-5)	86.46%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2045 (R-5)	12.36%	WELLS FARGO BANK	1525 WEST WT HARRIS BLVD
		FBO VARIOUS RETIREMENT PLANS	CHARLOTTE NC 28288-1076
		9888888836 NC-1151

PRINCIPAL LIFETIME 2050 (A)	10.22%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

PRINCIPAL LIFETIME 2050 (A)	8.55%	BPPR AS TRUSTEE	POPULAR STREET BUILDING
		FBO POPULAR INC PUERTO RICO	153 PONCE DE LEON AVE 8TH FL
		SAVINGS AND INVESTMENT PLAN	SAN JUAN PR 00917

PRINCIPAL LIFETIME 2050 (B)	16.02%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

PRINCIPAL LIFETIME 2050 (B)	6.65%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
		SPECIAL CUSTODY ACCT	101 MONTGOMERY ST
		FBO CUSTOMERS	SAN FRANCISCO CA 94104-4151

PRINCIPAL LIFETIME 2050 (INSTITUTIONAL)	91.22%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

PRINCIPAL LIFETIME 2050 (INSTITUTIONAL)	8.58%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
			DES MOINES IA 50392-0001

93

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
PRINCIPAL LIFETIME 2050 (R-1)	98.30%	DELAWARE CHARTER GUAR & TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2050 (R-2)	99.26%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2050 (R-3)	98.44%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2050 (R-4)	96.28%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2050 (R-5)	96.60%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2055 (INSTITUTIONAL)	16.57%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2055 (INSTITUTIONAL)	83.42%	PRINCIPAL LIFE INSURANCE CO CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET G-012-N11
		OMNIBUS WRAPPED	DES MOINES IA 50392-9992

PRINCIPAL LIFETIME 2055 (R-1)	99.99%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2055 (R-2)	98.63%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2055 (R-3)	99.59%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2055 (R-4)	99.32%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2055 (R-5)	81.24%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2055 (R-5)	16.03%	WELLS FARGO BANK	1525 WEST WT HARRIS BLVD
		FBO VARIOUS RETIREMENT PLANS	CHARLOTTE NC 28288-1076
		9888888836 NC-1151
94

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner

PRINCIPAL LIFETIME STRATEGIC INC (A)	8.40%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

PRINCIPAL LIFETIME STRATEGIC INC (A)	9.46%	BPPR AS TRUSTEE	POPULAR STREET BUILDING
		FBO PMA RETIREMENT PLAN	153 PONCE DE LEON AVE 8TH FL
			SAN JUAN PR 00917

PRINCIPAL LIFETIME STRATEGIC INC (A)	21.15%	BPPR AS TRUSTEE	POPULAR STREET BUILDING
		FBO POPULAR INC PUERTO RICO	153 PONCE DE LEON AVE 8TH FL
		SAVINGS AND INVESTMENT PLAN	SAN JUAN PR 00917

PRINCIPAL LIFETIME STRATEGIC INC (A)	10.77%	BPPR AS TRUSTEE	POPULAR STREET BUILDING
		FBO EVERTEC INC	153 PONCE DE LEON 8TH FLOOR
		PR SAVS AND INVS PLAN	153 PONCE DE LEON AVE 8TH FL
			SAN JUAN PR 00917-1245

PRINCIPAL LIFETIME STRATEGIC INC (B)	16.57%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

PRINCIPAL LIFETIME STRATEGIC INC (B)	5.47%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
		SPECIAL CUSTODY ACCT	101 MONTGOMERY ST
		FBO CUSTOMERS	SAN FRANCISCO CA 94104-4151

PRINCIPAL LIFETIME STRATEGIC INC	91.03%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK
(INSTITUTIONAL)		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

PRINCIPAL LIFETIME STRATEGIC INC	8.56%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
(INSTITUTIONAL)		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
			DES MOINES IA 50392-0001

PRINCIPAL LIFETIME STRATEGIC INC (R-1)	99.96%	DELAWARE CHARTER GUAR & TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME STRATEGIC INC (R-2)	99.19%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME STRATEGIC INC (R-3)	95.01%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME STRATEGIC INC (R-4)	95.95%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

PRINCIPAL LIFETIME STRATEGIC INC (R-5)	5.27%	WELLS FARGO BANK	1525 WEST WT HARRIS BLVD
		FBO VARIOUS RETIREMENT PLANS	CHARLOTTE NC 28288-1076
		9888888836 NC-1151
95

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner

PRINCIPAL LIFETIME STRATEGIC INC (R-5)	88.41%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

REAL ESTATE SECURITIES (A)	13.26%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

REAL ESTATE SECURITIES (A)	9.54%	TD AMERITRADE INC FOR THE	PO BOX 2226
		EXCLUSIVE BENEFIT OF OUR	OMAHA NE 68103-2226
		CLIENTS

REAL ESTATE SECURITIES (B)	14.24%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

REAL ESTATE SECURITIES (B)	7.84%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
		SPECIAL CUSTODY ACCT	101 MONTGOMERY ST
		FBO CUSTOMERS	SAN FRANCISCO CA 94104-4151

REAL ESTATE SECURITIES (C)	12.80%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

REAL ESTATE SECURITIES (C)	7.37%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

REAL ESTATE SECURITIES (C)	5.33%	UBS WM USA	ATTN DEPARTMENT MANAGER
		0O0 11011 6100	1000 HARBOR BLVD 5TH FL
		OMNI ACCOUNT M/F	WEEHAWKEN NJ 07086-6761

REAL ESTATE SECURITIES (C)	17.13%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR EAST 3RD FL
			JACKSONVILLE FL 32246-6484

REAL ESTATE SECURITIES (C)	7.79%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
		SPECIAL CUSTODY ACCT	101 MONTGOMERY ST
		FBO CUSTOMERS	SAN FRANCISCO CA 94104-4151

REAL ESTATE SECURITIES	14.64%	LIFETIME 2020 FUND	ATTN MUTUAL FUND ACCTG H-221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

REAL ESTATE SECURITIES	6.68%	LIFETIME 2040 FUND	ATTN MUTUAL FUND ACCTG H-221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

REAL SECURITIES (INSTITUTIONAL)	15.54%	LIFETIME 2030 FUND	ATTN MUTUAL FUND ACCTG H-221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

96

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
REAL ESTATE SECURITIES	19.28%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK
(INSTITUTIONAL)		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

REAL ESTATE SECURITIES	6.10%	FIRST CLEARING LLC	2801 MARKET ST
(INSTITUTIONAL)		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

REAL ESTATE SECURITIES (P)	8.74%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

REAL ESTATE SECURITIES (P)	24.90%	NFS LLC FEBO	138 PUTNAM ST
		PEOPLES BANK NATL ASSOC	MARIETTA OH 45750-2923
		DBA PEBATCO

REAL ESTATE SECURITIES (P)	9.56%	RAYMOND JAMES	ATTN: COURTNEY WALLER
		OMNIBUS FOR MUTUAL FUNDS	880 CARILLON PKWY
		HOUSE ACCT FIRM 92500015	ST PETERSBURG FL 33716-1102

REAL ESTATE SECURITIES (P)	50.08%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR EAST 3RD FL
			JACKSONVILLE FL 32246-6484

REAL ESTATE SECURITIES (R-1)	92.22%	DELAWARE CHARTER GUAR & TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001

REAL ESTATE SECURITIES (R-2)	96.24%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

REAL ESTATE SECURITIES (R-3)	88.73%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

REAL ESTATE SECURITIES (R-4)	82.29%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

REAL ESTATE SECURITIES (R-4)	10.59%	NEW YORK LIFE TRUST COMPANY	169 LACKAWANNA AVE
			PARSIPPANY NJ 07054-1007

REAL ESTATE SECURITIES (R-5)	14.40%	WTRISC AS TTEE	PO BOX 52129
		FBO SHEET METAL WORKERS	PHOENIX AZ 85072-2129
		LOCAL 104

REAL ESTATE SECURITIES (R-5)	69.49%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

97

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
S A M BALANCED (A)	26.81%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
		SPECIAL CUSTODY ACCT	101 MONTGOMERY ST
		FBO CUSTOMERS	SAN FRANCISCO CA 94104-4151

S A M BALANCED (B)	5.14%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

S A M BALANCED (B)	32.70%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
		SPECIAL CUSTODY ACCT	101 MONTGOMERY ST
		FBO CUSTOMERS	SAN FRANCISCO CA 94104-4151

S A M BALANCED (C)	7.05%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

S A M BALANCED (INSTITUTIONAL)	94.92%	PRINCIPAL LIFE INSURANCE CO CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET T-008-E20
		OMNIBUS WRAPPED	DES MOINES IA 50392-9992

S A M BALANCED (R-1)	93.88%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M BALANCED (R-2)	99.99%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M BALANCED (R-3)	97.77%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M BALANCED (R-4)	84.75%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M BALANCED (R-5)	96.84%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M CONSERVATIVE BALANCED (A)	5.60%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

S A M CONSERVATIVE BALANCED (A)	13.81%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
		SPECIAL CUSTODY ACCT	101 MONTGOMERY ST
		FBO CUSTOMERS	SAN FRANCISCO CA 94104-4151

98

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
S A M CONSERVATIVE BALANCED (B)	6.03%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

S A M CONSERVATIVE BALANCED (B)	19.79%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
		SPECIAL CUSTODY ACCT	101 MONTGOMERY ST
		FBO CUSTOMERS	SAN FRANCISCO CA 94104-4151

S A M CONSERVATIVE BALANCED (C)	8.26%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

S A M CONSERVATIVE BALANCED	92.81%	PRINCIPAL LIFE INSURANCE CO CUST	ATTN NPIO TRADE DESK
(INSTITUTIONAL)		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET T-008-E20
		OMNIBUS WRAPPED	DES MOINES IA 50392-9992

S A M CONSERVATIVE BALANCED (R-1)	93.33%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M CONSERVATIVE BALANCED (R-2)	98.29%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M CONSERVATIVE BALANCED (R-3)	98.27%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M CONSERVATIVE BALANCED (R-4)	97.20%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M CONSERVATIVE BALANCED (R-5)	94.01%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M CONSERVATIVE GROWTH (A)	17.53%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
		SPECIAL CUSTODY ACCT	101 MONTGOMERY ST
		FBO CUSTOMERS	SAN FRANCISCO CA 94104-4151

S A M CONSERVATIVE GROWTH (B)	6.57%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

S A M CONSERVATIVE GROWTH (B)	14.52%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
		SPECIAL CUSTODY ACCT	101 MONTGOMERY ST
		FBO CUSTOMERS	SAN FRANCISCO CA 94104-4151

99

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
S A M CONSERVATIVE GROWTH (C)	7.70%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

S A M CONSERVATIVE GROWTH	94.81%	PRINCIPAL LIFE INSURANCE CO CUST	ATTN NPIO TRADE DESK
(INSTITUTIONAL)		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET T-008-E20
		OMNIBUS WRAPPED	DES MOINES IA 50392-9992

S A M CONSERVATIVE GROWTH (R-1)	97.08%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M CONSERVATIVE GROWTH (R-2)	99.60%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M CONSERVATIVE GROWTH (R-3)	98.07%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M CONSERVATIVE GROWTH (R-4)	98.45%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M CONSERVATIVE GROWTH (R-5)	96.48%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M FLEXIBLE INCOME (A)	25.60%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
		SPECIAL CUSTODY ACCT	101 MONTGOMERY ST
		FBO CUSTOMERS	SAN FRANCISCO CA 94104-4151

S A M FLEXIBLE INCOME (B)	5.08%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

S A M FLEXIBLE INCOME (B)	41.65%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
		SPECIAL CUSTODY ACCT	101 MONTGOMERY ST
		FBO CUSTOMERS	SAN FRANCISCO CA 94104-4151

S A M FLEXIBLE INCOME (C)	8.01%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

S A M FLEXIBLE INCOME	83.25%	PRINCIPAL LIFE INSURANCE CO CUST	ATTN NPIO TRADE DESK
(INSTITUTIONAL)		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET T-008-E20
		OMNIBUS WRAPPED	DES MOINES IA 50392-9992

100

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
S A M FLEXIBLE INCOME (R-1)	99.99%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M FLEXIBLE INCOME (R-2)	97.15%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M FLEXIBLE INCOME (R-3)	86.40%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M FLEXIBLE INCOME (R-4)	80.79%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M FLEXIBLE INCOME (R-4)	18.03%	DOW LOUISIANA FED CREDIT UNION	ATTN JULIE BERGERON
		FBO 457F OF DOW LOUISIANA FED CU	PO BOX 738
			PLAQUEMINE LA 70765-0738

S A M FLEXIBLE INCOME (R-5)	88.67%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M STRATEGIC GROWTH (A)	14.95%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
		SPECIAL CUSTODY ACCT	101 MONTGOMERY ST
		FBO CUSTOMERS	SAN FRANCISCO CA 94104-4151

S A M STRATEGIC GROWTH (B)	5.83%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

S A M STRATEGIC GROWTH (B)	13.06%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
		SPECIAL CUSTODY ACCT	101 MONTGOMERY ST
		FBO CUSTOMERS	SAN FRANCISCO CA 94104-4151

S A M STRATEGIC GROWTH (C)	9.32%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

S A M STRATEGIC GROWTH	92.48%	PRINCIPAL LIFE INSURANCE CO CUST	ATTN NPIO TRADE DESK
(INSTITUTIONAL)		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET T-008-E20
		OMNIBUS WRAPPED	DES MOINES IA 50392-9992

S A M STRATEGIC GROWTH	6.52%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
(INSTITUTIONAL)		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

101

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
S A M STRATEGIC GROWTH (R-1)	99.56%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M STRATEGIC GROWTH (R-2)	99.99%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M STRATEGIC GROWTH (R-3)	96.93%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M STRATEGIC GROWTH (R-4)	93.14%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

S A M STRATEGIC GROWTH (R-5)	95.32%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SHORT-TERM IMCOME (R-5)	10.64%	RELIANCE TRUST CO	ATTN ERIC ANDERSON
		FBO EXEC NQ DC OF FIDELITY &	1100 ABERNATHY RD, 500 N PARK
		GUARANTY LIFE HLDGS	ATLANTA GA 30328

SHORT-TERM IMCOME (R-5)	14.69%	PRINCIPAL TRUST COMPANY	ATTN SUSAN SAGGIONE
		FBO ASSOCIATED BANC-CORP	1013 CENTRE RD
		DEFERRED C	WILMINGTON DE 19805-1265

SHORT-TERM IMCOME (R-5)	44.49%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SHORT-TERM INCOME (A)	30.61%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

SHORT-TERM INCOME (A)	6.61%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

SHORT-TERM INCOME (C)	15.72%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

SHORT-TERM INCOME (C)	17.77%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

SHORT-TERM INCOME (C)	8.11%	UBS WM USA	ATTN DEPARTMENT MANAGER
		0O0 11011 6100	1000 HARBOR BLVD 5TH FL
		OMNI ACCOUNT M/F	WEEHAWKEN NJ 07086-6761

102

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
SHORT-TERM INCOME (C)	12.56%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR E FL 3
			JACKSONVILLE FL 32246-6484

SHORT-TERM INCOME (INSTITUTIONAL)	15.89%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

SHORT-TERM INCOME (INSTITUTIONAL)	17.67%	LIFETIME 2010 FUND	ATTN MUTUAL FUND ACCTG-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

SHORT-TERM INCOME (INSTITUTIONAL)	14.12%	LIFETIME STRATEGIC INCOME FUND	ATTN MUTUAL FUND ACCTG-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

SHORT-TERM INCOME (INSTITUTIONAL)	7.81%	PRINCIPAL LIFE INSURANCE CO CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET G-012-S41
		OMNIBUS WRAPPED	DES MOINES IA 50392-9992

SHORT-TERM INCOME (INSTITUTIONAL)	9.77%	SAM BALANCED PIF	ATTN MUTUAL FUND ACCTG-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

SHORT-TERM INCOME (INSTITUTIONAL)	7.25%	SAM CONS BALANCED PIF	ATTN MUTUAL FUND ACCTG-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

SHORT-TERM INCOME (INSTITUTIONAL)	14.40%	SAM FLEXIBLE INCOME PIF	ATTN MUTUAL FUND ACCTG-H221
			711 HIGH ST
			DES MOINES IA 50392-0001

SHORT-TERM INCOME (P)	32.94%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

SHORT-TERM INCOME (P)	7.71%	RAYMOND JAMES	ATTN: COURTNEY WALLER
		OMNIBUS FOR MUTUAL FUNDS	880 CARILLON PKWY
		HOUSE ACCT FIRM 92500015	ST PETERSBURG FL 33716-1102

SHORT-TERM INCOME (P)	48.46%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR EAST 3RD FL
			JACKSONVILLE FL 32246-6484

SHORT-TERM INCOME (R-1)	6.03%	EWR INC	6055 PRIMACY PKWY STE 100
		DEFERRED COMP PLAN	MEMPHIS TN 38119-5753

SHORT-TERM INCOME (R-1)	93.42%	DELAWARE CHARTER GUAR & TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001

103

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
SHORT-TERM INCOME (R-2)	6.46%	MG TRUST COMPANY CUST	700 17TH ST STE 300
		FBO MESSICK & ASSOCIATES INC	DENVER CO 80202-3531

SHORT-TERM INCOME (R-2)	90.43%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SHORT-TERM INCOME (R-3)	14.02%	SCE FEDERAL CU	ATTN IRENE WHITCOMB SARBER
		FBO SCE FED CU 457F	3810 DURBIN ST
			IRWINDALE CA 91706-6800

SHORT-TERM INCOME (R-3)	7.86%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		NON-QUAL PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SHORT-TERM INCOME (R-3)	56.32%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SHORT-TERM INCOME (R-3)	9.00%	WHITLOCK PKG CORP AS TTEE	ATTN JOHN GOFF
		FBO WHITLOCK PKG CORP	5314 S YALE AVE STE 206
		EXEC NQ EXC	TULSA OK 74135-6269

SHORT-TERM INCOME (R-4)	20.16%	PRINCIPAL TRUST COMPANY	ATTN SUSAN SAGGIONE
		FBO PROASSURANCE GRP SVC CORP	1013 CENTRE RD
		NQ EXCESS	WILMINGTON DE 19805-1265

SHORT-TERM INCOME (R-4)	46.01%	PROASSURANCE GROUP SVCS CORP	ATTN TERRI LOVE
		FBO EXEC DEF COMP OF	100 BROOKWOOD PL STE 300
		PROASSURANCE	BIRMINGHAM AL 35209-6830

SHORT-TERM INCOME (R-4)	17.15%	PRINCIPAL TRUST COMPANY	ATTN SUSAN SAGGIONE
		FBO VECTOR CANTECH	1013 CENTRE ROAD
		NQ DEF COMP PLAN	WILMINGTON DE 19805-1265

SHORT-TERM INCOME (R-4)	12.94%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SMALLCAP BLEND (B)	8.06%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

SMALLCAP BLEND (C)	21.24%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

SMALLCAP BLEND (INSTITUTIONAL)	13.24%	THE PRINCIPAL TRUST FOR	ATTN STEPHANIE WATTS S-001-S60
		POST-RETIREMENT	PRINCIPAL FINANCIAL GROUP
		MED BENE FR INDV FIELD 61022	DES MOINES IA 50392-0001

104

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
SMALLCAP BLEND (INSTITUTIONAL)	6.53%	PRINCIPAL TRUST FOR LIFE INS	ATTN STEPHANIE WATTS S-001-S60
		BENEFITS FOR EE'S 61006	PRINCIPAL FINANCIAL GROUP
			DES MOINES IA 50392-0001

SMALLCAP BLEND (INSTITUTIONAL)	7.48%	PRINCIPAL TRUST FOR HEALTH	ATTN STEPHANIE WATTS S-001-S60
		BENEFITS FOR IND FIELD 61009	PRINCIPAL FINANCIAL GROUP
			DES MOINES IA 50392-0001

SMALLCAP BLEND (INSTITUTIONAL)	65.20%	THE PRINCIPAL TRUST FOR	ATTN STEPHANIE WATTS S-001-S60
		POST-RETIREMENT	PRINCIPAL FINANCIAL GROUP
		FOR MEDICAL BENEFITS FOR	DES MOINES IA 50392-0001
		EMPLOYEES 61021

SMALLCAP BLEND (R-1)	99.99%	DELAWARE CHARTER GUAR & TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001

SMALLCAP BLEND (R-2)	100.00%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SMALLCAP BLEND (R-3)	8.68%	PRINCIPAL TRUST COMPANY	ATTN SUSAN SAGGIONE
		FBO DEF COMP OF CLAREMONT	1013 CENTRE ROAD
		CLUB	WILMINGTON DE 19805-1265

SMALLCAP BLEND (R-3)	36.29%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SMALLCAP BLEND (R-3)	5.74%	WHITLOCK PACKAGING CORP	ATTN JOHN GOFF
		FBO WHITLOCK PKG CORP	5314 S YALE AVE STE 206
		EXEC NQ EXCESS	TULSA OK 74135-6269

SMALLCAP BLEND (R-3)	34.75%	BUFFALO WILD WINGS INC	ATTN: ALISSA A. PARTEE
		FBO BUFFALO WILD WINGS	5500 WAYZATA BLVD; STE 1600
		MGMT DC PLAN	MINNEAPOLIS MN 55416-1237

SMALLCAP BLEND (R-4)	99.95%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SMALLCAP BLEND (R-5)	8.84%	BANKERS TRUST COMPANY	ATTN DEBBIE WILLIAMS
		FBO NQ PLAN OF BBC WORLDWIDE	453 7TH ST
			DES MOINES IA 50309-4110

SMALLCAP BLEND (R-5)	79.88%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

105

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
SMALLCAP GROWTH I (INSTITUTIONAL)	8.58%	LIFETIME 2020 FUND	ATTN MUTUAL FUND ACCTG H-221
			711 HIGH ST
			DES MOINES IA 50392-0001

SMALLCAP GROWTH I (INSTITUTIONAL)	5.39%	LIFETIME 2040 FUND	ATTN MUTUAL FUND ACCTG H-221
			711 HIGH ST
			DES MOINES IA 50392-0001

SMALLCAP GROWTH I (INSTITUTIONAL)	8.93%	LIFETIME 2030 FUND	ATTN MUTUAL FUND ACCTG H-221
			711 HIGH ST
			DES MOINES IA 50392-0001

SMALLCAP GROWTH I (INSTITUTIONAL)	39.80%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

SMALLCAP GROWTH I (INSTITUTIONAL)	7.28%	SAM BALANCED PIF	ATTN MUTUAL FUND ACCTG H-221
			711 HIGH ST
			DES MOINES IA 50392-0001

SMALLCAP GROWTH I (INSTITUTIONAL)	7.25%	SAM CONS GROWTH PIF	ATTN MUTUAL FUND ACCTG H-221
			711 HIGH ST
			DES MOINES IA 50392-0001

SMALLCAP GROWTH I (INSTITUTIONAL)	6.29%	SAM STRATEGIC GROWTH PIF	ATTN MUTUAL FUND ACCTG H-221
			711 HIGH ST
			DES MOINES IA 50392-0001

SMALLCAP GROWTH I (R-1)	96.13%	DELAWARE CHARTER GUAR & TRUST	711 HIGH ST
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001

SMALLCAP GROWTH I (R-2)	93.45%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SMALLCAP GROWTH I (R-3)	93.63%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SMALLCAP GROWTH I (R-4)	97.12%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SMALLCAP GROWTH I (R-5)	8.89%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO MEDICAL SERVICES OF	711 HIGH STREET
		NORTHWEST ARKANSAS	DES MOINES IA 50392-0001

SMALLCAP GROWTH I (R-5)	85.79%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001
106

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner

SMALLCAP GROWTH II (INSTITUTIONAL)	98.69%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

SMALLCAP GROWTH II (R-1)	6.62%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		NON-QUAL PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SMALLCAP GROWTH II (R-1)	93.37%	DELAWARE CHARTER GUAR & TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001

SMALLCAP GROWTH II (R-2)	99.88%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SMALLCAP GROWTH II (R-3)	90.35%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SMALLCAP GROWTH II (R-4)	93.99%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SMALLCAP GROWTH II (R-5)	24.73%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO MEDICAL SERVICES OF	711 HIGH STREET
		NORTHWEST ARKANSAS	DES MOINES IA 50392-0001

SMALLCAP GROWTH II (R-5)	70.48%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SMALLCAP S&P 600 INDEX	13.25%	PERSHING LLC	1 PERSHING PLZ
(INSTITUTIONAL)			JERSEY CITY NJ 07399-0001

SMALLCAP S&P 600 INDEX	40.67%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
(INSTITUTIONAL)		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SMALLCAP S&P 600 INDEX	23.40%	DIVERSIFIED GROWTH	ATTN MUTUAL FUND ACCTG H221
(INSTITUTIONAL)		DIVERSIFIED GROWTH ACCOUNT	711 HIGH STREET
			DES MOINES IA 50392-0001

SMALLCAP S&P 600 INDEX	8.32%	DIVERSIFIED BALANCED	ATTN MUTUAL FUND ACCTG H221
(INSTITUTIONAL)		DIVERSIFIED BALANCED ACCOUNT	711 HIGH STREET
			DES MOINES IA 50392-0001

SMALLCAP S&P 600 INDEX (R-1)	87.70%	DELAWARE CHARTER GUAR & TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001

107

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
SMALLCAP S&P 600 INDEX (R-2)	96.85%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SMALLCAP S&P 600 INDEX (R-3)	89.02%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SMALLCAP S&P 600 INDEX (R-4)	88.04%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SMALLCAP S&P 600 INDEX (R-5)	5.48%	JPMORGAN CHASE AS TRUSTEE	11500 OUTLOOK ST
		FBO GLOBAL BRASS AND	OVERLAND PARK KS 66211-1804
		COPPER INC
		RETIREMENT SAVINGS PLAN

SMALLCAP S&P 600 INDEX (R-5)	86.49%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

SMALLCAP VALUE II (INSTITUTIONAL)	9.94%	LIFETIME 2020 FUND	ATTN MUTUAL FUND ACCTG-H221
			711 HIGH STREET
			DES MOINES IA 50392-0001

SMALLCAP VALUE II (INSTITUTIONAL)	6.66%	LIFETIME 2040 FUND	ATTN MUTUAL FUND ACCTG-H221
			711 HIGH STREET
			DES MOINES IA 50392-0001

SMALLCAP VALUE II (INSTITUTIONAL)	10.00%	LIFETIME 2030 FUND	ATTN MUTUAL FUND ACCTG- H221
			711 HIGH STREET
			DES MOINES IA 50392-0001

SMALLCAP VALUE II (INSTITUTIONAL)	47.65%	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET
			DES MOINES IA 50392-9992

SMALLCAP VALUE II (R-1)	98.53%	DELAWARE CHARTER GUAR & TRUST	711 HIGH STREET
		FBO VARIOUS QUALIFIED PLANS	DES MOINES IA 50392-0001

SMALLCAP VALUE II (R-2)	97.74%	DELAWARE CHARTER GUAR & TRUST	ATTN RIS NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
		FBO PRINCIPAL FINANCIAL GROUP	DES MOINES IA 50392-0001

SMALLCAP VALUE II (R-3)	91.80%	DELAWARE CHARTER GUAR & TRUST	ATTN RIS NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
		FBO PRINCIPAL FINANCIAL GROUP	DES MOINES IA 50392-0001

108

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner

SMALLCAP VALUE II (R-4)	98.31%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
			DES MOINES IA 50392-0001

SMALLCAP VALUE II (R-5)	91.32%	DELAWARE CHARTER GUAR & TRUST	ATTN RIS NPIO TRADE DESK
		FBO VARIOUS QUALIFIED PLANS	711 HIGH STREET
		FBO PRINCIPAL FINANCIAL GROUP	DES MOINES IA 50392-0001

TAX-EXEMPT BOND (A)	6.49%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

TAX-EXEMPT BOND (A)	24.54%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
		SPECIAL CUSTODY ACCT	101 MONTGOMERY ST
		FBO CUSTOMERS	SAN FRANCISCO CA 94104-4151

TAX-EXEMPT BOND (B)	14.85%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

TAX-EXEMPT BOND (B)	13.91%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

TAX-EXEMPT BOND (B)	16.31%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
		SPECIAL CUSTODY ACCT	101 MONTGOMERY ST
		FBO CUSTOMERS	SAN FRANCISCO CA 94104-4151

TAX-EXEMPT BOND (C)	9.35%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

TAX-EXEMPT BOND (C)	7.69%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

TAX-EXEMPT BOND (C)	8.70%	UBS WM USA	ATTN DEPARTMENT MANAGER
		0O0 11011 6100	1000 HARBOR BLVD 5TH FL
		OMNI ACCOUNT M/F	WEEHAWKEN NJ 07086-6761

TAX-EXEMPT BOND (C)	9.01%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR E FL 3
			JACKSONVILLE FL 32246-6484

TAX-EXEMPT BOND (C)	12.04%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
		SPECIAL CUSTODY ACCT	101 MONTGOMERY ST
		FBO CUSTOMERS	SAN FRANCISCO CA 94104-4151

Management Ownership

As of February 6, 2012, the Officers and Directors of the Fund as a group owned less than 1% of the outstanding shares of any Class of any of the Funds.

109

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisors

The Manager of the Fund is Principal Management Corporation (“Principal”), a wholly owned subsidiary of Principal Financial Services, Inc. Principal is an affiliate of Principal Life. The address of Principal is the Principal Financial Group, Des Moines, Iowa 50392. Principal was organized on January 10, 1969, and since that time has managed various mutual funds sponsored by Principal Life.

Principal provides investment advisory services with respect to 10-40% of the assets of the following Funds: International Fund I, LargeCap Blend Fund II, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap Value Fund I, LargeCap Value Fund III, MidCap Growth Fund III, MidCap Value Fund I, MidCap Value Fund III, Overseas Fund, SmallCap Growth Fund I, SmallCap Growth Fund II, and SmallCap Value Fund II.

Principal also provides investment advisory services to each of the Principal LifeTime Funds directly, while engaging a Sub-Advisor to assist in managing those Funds.

Principal implemented a cash management program in the following Funds: International I, LargeCap Blend II, LargeCap Growth I, LargeCap Growth II, LargeCap Value I, LargeCap Value III, MidCap Growth III, MidCap Value I, MidCap Value III, Overseas, SmallCap Growth I, SmallCap Growth II, and SmallCap Value II. Principal will invest the cash, which comprises a very small portion of the funds’ portfolios, in money market investments and in stock index futures contracts based on the Fund’s market cap to gain exposure to the market.

Principal has executed agreements with various Sub-Advisors. Under those Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services for a specific Fund. For these services, Principal pays each Sub-Advisor a fee.

Sub-Advisor:	AllianceBernstein L.P. ("AllianceBernstein") provides investment advisory services. AXA, AXA Financial, Inc., AXA Equitable Life Insurance Company ("AXA Equitable"), and certain subsidiaries of AXA Equitable directly and indirectly represent a controlling economic interest in AllianceBernstein.
Fund(s):	a portion of the assets of SmallCap Growth I
Sub-Advisor:	American Century Investment Management, Inc. ("American Century") provides investment advisory services and was founded in 1958. American Century is a direct, wholly-owned subsidiary of American Century Companies, Inc. ("ACC").The Stowers Institute for Medical Research (SIMR) controls ACC by virtue of its beneficial ownership of more than 25% of the voting securities of ACC. SIMR is part of a not-for-profit biomedical research organization dedicated to finding the keys to the causes, treatments and prevention of disease.
Fund(s):	a portion of the assets of LargeCap Growth II
Sub-Advisor:	Barrow, Hanley, Mewhinney & Strauss, LLC ("BHMS") is an investment advisory firm that was founded in 1979 and is a subsidiary of Old Mutual Asset Management (US) LLC, which is a subsidiary of Old Mutual plc, based in London, England.
Fund(s):	a portion of the assets of LargeCap Value III, a portion of the assets of MidCap Value III, and a portion of the assets of Overseas
Sub-Advisor:	BlackRock Financial Management, Inc. (“BlackRock”) is a wholly owned subsidiary of BlackRock Holdco 2, Inc., which is a wholly owned subsidiary of BlackRock, Inc. BlackRock and its affiliates manage investment company and other portfolio assets.
Fund(s):	Inflation Protection
Sub-Advisor:	Brown Advisory, LLC (“Brown”) is a registered investment adviser and wholly-owned subsidiary of Brown Advisory Management, LLC.
Fund(s):	a portion of the assets of LargeCap Growth I and a portion of the assets of SmallCap Growth I
110

Sub-Advisor:	Causeway Capital Management LLC (“Causeway”) provides investment advisory services to institutional clients and funds. Causeway’s controlling owners are Sarah Ketterer and Harry Hartford.
Fund(s):	a portion of the assets of Overseas
Sub-Advisor:	ClearBridge Advisors, LLC (“ClearBridge”) is registered as an investment adviser under the Advisers Act. ClearBridge Advisors, LLC is a wholly-owned subsidiary of Legg Mason, Inc., a diversified group of global asset management firms as well as a provider of distribution and client-service. Legg Mason, Inc. was founded in 1899 as a brokerage firm and has grown substantially since then.
Fund(s):	a portion of the assets of LargeCap Blend II
Sub-Advisor:	Columbus Circle Investors (“CCI”) is an affiliate of PGI and a member of the Principal Financial Group. CCI provides investment advisory services and was founded in 1975.
Fund(s):	LargeCap Growth, MidCap Growth and a portion of the assets of SmallCap Growth I
Sub-Advisor:	Dimensional Fund Advisors LP (“Dimensional”) is a registered investment advisor. Dimensional is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.
Fund(s):	a portion of the assets of SmallCap Value II
Sub-Advisor:	Edge Asset Management, Inc. ("Edge") is an affiliate of Principal and a member of the Principal Financial Group. Edge has been in the business of investment management since 1944.
Fund(s):	Equity Income, Government & High Quality Bond, High Yield, Income, Principal Capital Appreciation, Short-Term Income, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio
Sub-Advisor:	Emerald Advisers, Inc. (“Emerald”) is a wholly owned subsidiary of Emerald Asset Management. Emerald provides professional investment advisory services to institutional investors and the general public.
Fund(s):	a portion of the assets of SmallCap Growth II
Sub-Advisor:	Goldman Sachs Asset Management, L.P. ("GSAM") has been registered as an investment adviser with the SEC since 1990 and is a subsidiary of The Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs & Co. The Goldman Sachs Group, Inc., founded in 1869, is a global financial services company that serves a variety of clients.
Fund(s):	a portion of the assets of MidCap Value I
Sub-Advisor:	Guggenheim Investment Management, LLC ("Guggenheim") was founded in 2001. Guggenheim is controlled by Guggenheim Capital, LLC.
Fund(s):	a portion of the assets of Global Diversified Income
Sub-Advisor:	Guggenheim Partners Asset Management, LLC (“Guggenheim Partners”) is an investment adviser and is controlled by GPAM Holdings, LLC and Guggenheim Manager, Inc., which are subsidiaries of the ultimate parent company, Guggenheim Capital, LLC.
Fund(s):	a portion of the assets of Global Diversified Income
111

Sub-Advisor:	Herndon Capital Management, LLC provides investment advisory services. Atlanta Life Financial Group, a privately owned financial services company, owns 55% of Herndon Capital Management, LLC.
Fund(s):	a portion of the assets of LargeCap Value Fund I
Sub-Advisor:	Jacobs Levy Equity Management, Inc. ("Jacobs Levy") provides investment advice based upon quantitative equity strategies. The firm focuses on detecting opportunities in the U.S. equity market and attempting to profit from them through engineered, risk-controlled portfolios. Based in Florham Park, New Jersey, Jacobs Levy is focused exclusively on the management of U.S. equity portfolios for institutional clients. Jacobs Levy is an independent employee-owned firm.
Fund(s):	a portion of the assets of MidCap Growth Fund III
Sub-Advisor:	J.P. Morgan Investment Management Inc. ("J.P. Morgan") is an indirect wholly owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"), a bank holding company. J.P. Morgan offers a wide range of services to governmental, institutional, corporate, and individual customers and acts as investment advisor to individual and institutional clients.
Fund(s):	a portion of the assets of High Yield I
Sub-Advisor:	Los Angeles Capital Management and Equity Research, Inc. ("LA Capital") provides investment advisory services and is an independent, employee-owned firm.
Fund(s):	a portion of the assets of MidCap Value I and a portion of the assets of SmallCap Value II
Sub-Advisor:	Montag & Caldwell, LLC (“M&C”) is an employee owned registered investment adviser which on September 24, 2010 succeeded the business of Montag & Caldwell, Inc., a registered investment adviser founded in 1945.
Fund(s):	a portion of the assets of LargeCap Growth II
Sub-Advisor:	Neuberger Berman Fixed Income LLC (“Neuberger Berman”) is an investment adviser registered with the SEC. Neuberger Berman is a direct subsidiary of Neuberger Berman Fixed Income Holdings LLC, and an indirect wholly owned subsidiary of Neuberger Berman Group LLC (“NBG”).
Fund(s):	a portion of the assets of High Yield I
Sub-Advisor:	Pacific Investment Management Company LLC (“PIMCO”), a Delaware limited liability company, is a majority owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”). Allianz SE is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.
Fund(s):	Core Plus Bond I
Sub-Advisor:	Principal Global Investors, LLC (“PGI”) is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI’s headquarters is in Des Moines, IA. Its other primary asset management office is in New York, with asset management offices of affiliate advisors in several non-U.S. locations including London, Sydney and Singapore.
Fund(s):	Bond & Mortgage Securities, California Municipal, Diversified International, International Emerging Markets, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap S&P 400 Index, Money Market, Principal LifeTime 2010, Principal LifeTime 2015, Principal LifeTime 2020, Principal LifeTime 2025, Principal LifeTime 2030, Principal LifeTime 2035, Principal LifeTime 2040, Principal LifeTime 2045, Principal LifeTime 2050, Principal LifeTime 2055, Principal LifeTime Strategic Income, SmallCap Blend, SmallCap S&P 600 Index, Tax-Exempt Bond, a portion of the assets of Global Diversified Income, and a portion of the assets of MidCap Value III.
112

Sub-Advisor:	Principal Real Estate Investors, LLC ("Principal - REI"), an indirect wholly owned subsidiary of Principal Life, an affiliate of Principal, and a member of the Principal Financial Group, was founded in 2000. It manages investments for institutional investors, including Principal Life.
Fund(s):	Global Real Estate Securities, Real Estate Securities, and a portion of the assets of Global Diversified Income
Sub-Advisor:	Pyramis Global Advisors, LLC ("Pyramis") provides investment advisory services. Pyramis is a wholly owned subsidiary of Pyramis Global Advisors Holdings Corp., which is a wholly owned subsidiary of Fidelity Management Research Company, LLC (“FMR LLC”). Through ownership of voting common shares and execution of a shareholders’ voting agreement, members of the Edward C. Johnson 3d and Abigail P. Johnson family are control persons of FMR LLC.
Fund(s):	a portion of the assets of International I
Sub-Advisor:	Schroder Investment Management North America Inc. (“Schroder Inc.”) is an indirect wholly-owned subsidiary of Schroders plc, a public company that is an asset manager listed on the London Stock Exchange.
Fund(s):	a portion of the assets of International I
Sub-Advisor:	Spectrum Asset Management, Inc. ("Spectrum") is an indirect subsidiary of Principal Life, an affiliate of PGI and a member of the Principal Financial Group. Spectrum provides investment advisory services and was founded in 1987.
Fund(s):	a portion of the assets of Global Diversified Income
Sub-Advisor:	T. Rowe Price Associates, Inc. ("T. Rowe Price"), a wholly owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 70 years of investment management experience.
Fund(s):	a portion of the assets of LargeCap Blend II and a portion of the assets of LargeCap Growth I
Sub-Advisor:	Thompson, Siegel & Walmsley LLC (“TS&W”) is a limited liability company and a SEC registered investment advisor founded in 1969. TS&W offers investment advisory services to governmental, institutional, corporate and individual clients. TS&W is a majority owned subsidiary of Old Mutual (US) Holdings Inc., a subsidiary of Old Mutual plc, a financial service company.
Fund(s):	a portion of the assets of LargeCap Value I
Sub-Advisor:	Tortoise Capital Advisors, L.L.C. (“Tortoise”) was formed in October 2002. Tortoise provides energy infrastructure investment management services to individual and institutional investors. Tortoise is managed by its five managing directors and is wholly-owned by Tortoise Holdings, LLC. Montage Investments, LLC (“Montage”), a registered investment adviser, owns a majority interest in Tortoise Holdings, LLC. Montage is wholly-owned by Mariner Holdings, LLC, an independent investment firm with affiliates focused on wealth and asset management. The remaining interests in Tortoise Holdings, LLC are held by Tortoise's five managing directors and certain other senior Tortoise employees.
Fund(s):	a portion of the assets of Global Diversified Income
Sub-Advisor:	Turner Investments, L.P. ("Turner") provides investment advisory services and was founded in 1990. Robert E. Turner is the Chairman and controlling shareholder of Turner.
Fund(s):	a portion of the assets of MidCap Growth III

113

Sub-Advisor:	Vaughan Nelson Investment Management, LP ("Vaughan Nelson") provides investment advisory services. Founded in 1970, Vaughan Nelson is a subsidiary of Natixis Global Asset Management, L.P.
Fund(s):	a portion of the assets of SmallCap Value II
Sub-Advisor:	W. H. Reaves & Co., Inc. (doing business as Reaves Asset Management) is a professional investment management firm registered with the SEC. The firm was established in 1961 and offers investment management services for institutions including corporations, foundations, endowments, government entities and high net worth individuals.
Fund(s):	a portion of the assets of Global Diversified Income
Sub-Advisor:	Westwood Management Corp. ("Westwood"), a New York corporation formed in 1983, is a wholly owned subsidiary of Westwood Holdings Group, Inc., an institutional asset management company.
Fund(s):	a portion of the assets of LargeCap Value III

The Sub-Sub-Advisors

Principal and Schroder Investment Management North America Inc. ("Schroder Inc.") have entered into a sub-sub-advisory agreement with Schroder Investment Management North America Limited ("Schroder Limited") for the portion of the International Fund I’s portfolio assets allocated to Schroder Inc. Under the agreement, Schroder Limited agrees to manage the day-to-day investment of the Fund’s assets allocated to it consistent with the Fund’s investment objectives, policies and restrictions and will be responsible for, among other things, placing all orders for the purchase and sale of portfolio securities, subject to supervision and monitoring by Schroder Inc. and oversight by the Board. Each firm, at its own expense, will provide all investment, management, and administrative personnel, facilities, and equipment necessary for the investment advisory services which it conducts for the Fund.

Under the agreement, Schroder Inc. pays Schroder Limited a fee which is accrued daily and paid monthly (calculated as percentage of the average daily net assets managed by the firm). Entering into this agreement does not change the management fee that the Fund pays Principal under its Management Agreement or the sub-advisory fee that Principal pays Schroder Inc. under its sub-advisory agreement. Schroder Inc., and not the Fund, will bear the expenses of the services that Schroder Limited provides to the Fund under the agreements.

Sub-Sub-Advisor:	Schroder Investment Management North America Limited (“Schroder Limited”) is an indirect wholly-owned subsidiary of Schroders plc, a public company that is an asset manager listed on the London Stock Exchange
Fund(s):	a portion of the assets of International I

Affiliated Persons of the Fund Who are Affiliated Persons of the Advisor

For information about affiliated persons of the Fund who are also affiliated persons of Principal or affiliated advisors, see the Interested Director and Officer tables in the “Leadership Structure and Board of Directors” section.

Codes of Ethics

The Fund, Principal, each of the Sub-Advisors, and PFD have adopted Codes of Ethics ("Codes") under Rule 17j-1 of the 1940 Act. Principal and each Sub-Advisor has also adopted such a Code under Rule 204A-1 of the Investment Advisers Act of 1940. These Codes are designed to prevent, among other things, persons with access to information regarding the portfolio trading activity of a Fund from using that information for their personal benefit. In certain circumstances, personal securities trading is permitted in accordance with procedures established by the Codes. The Boards of Directors of Principal, the Fund, and PFD, and each of the Sub-Advisors periodically review their respective Codes. The Codes are on file with, and available from, the SEC. A copy of the Fund's Code will also be provided upon request, which may be made by contacting the Fund.

114

For providing the investment advisory services, and specified other services, Principal, under the terms of the Management Agreement for the Fund, is entitled to receive a fee computed and accrued daily and payable monthly, at the following annual rates. The management fee schedules for the Funds are as follows (expressed as a percentage of average net assets):

Fund	First $500 Million	Next $500 Million	Next $500 Million	Over $1.5 Billion
Global Real Estate Securities	0.90%	0.88%	0.86%	0.85%
High Yield I	0.65	0.63	0.61	0.60
Inflation Protection	0.40	0.38	0.36	0.35
LargeCap Blend II	0.75	0.73	0.71	0.70
MidCap Growth	0.65	0.63	0.61	0.60
MidCap Growth III	1.00	0.96	0.94	0.92
MidCap Value III	0.65	0.63	0.61	0.60
Overseas	1.10	1.08	1.06	1.05
SmallCap Blend	0.75	0.73	0.71	0.70
SmallCap Growth I	1.10	1.08	1.06	1.05
SmallCap Growth II	1.00	0.98	0.96	0.95
SmallCap Value II	1.00	0.98	0.96	0.95
Tax-Exempt Bond	0.45	0.43	0.41	0.40

Fund	All Assets
Principal LifeTime 2010	0.03%
Principal LifeTime 2015	0.03
Principal LifeTime 2020	0.03
Principal LifeTime 2025	0.03
Principal LifeTime 2030	0.03
Principal LifeTime 2035	0.03
Principal LifeTime 2040	0.03
Principal LifeTime 2045	0.03
Principal LifeTime 2050	0.03
Principal LifeTime 2055	0.03
Principal LifeTime Strategic Income	0.03

Fund	First $500 million	Next $500 million	Next $500 million	Next $500 million	Next $1 billion	Over $3 billion
Bond & Mortgage Securities	0.55%	0.53%	0.51%	0.50%	0.48%	0.45%
Diversified International	0.90	0.88	0.86	0.85	0.83	0.80
Global Diversified Income	0.80	0.78	0.76	0.75	0.73	0.70
International I	0.97	0.95	0.93	0.92	0.91	0.90
International Emerging Markets	1.20	1.18	1.16	1.15	1.14	1.13
LargeCap Growth I	0.66	0.64	0.62	0.61	0.60	0.59
LargeCap Growth II	0.89	0.87	0.85	0.84	0.83	0.82
LargeCap Value	0.45	0.43	0.41	0.40	0.39	0.38
LargeCap Value I	0.80	0.78	0.76	0.75	0.74	0.73
LargeCap Value III	0.80	0.78	0.76	0.75	0.73	0.70
MidCap Blend	0.65	0.63	0.61	0.60	0.59	0.58
MidCap Value I	1.00	0.98	0.96	0.95	0.94	0.93
Money Market	0.40	0.39	0.38	0.37	0.36	0.35
Real Estate Securities	0.85	0.83	0.81	0.80	0.79	0.78

Fund	First $1 billion	Over $1 billion
California Municipal	0.45%	0.40%

Fund	First $500 million	Next $500 million	Next $500 million	Next $500 million	Next $500 million	Over $2.5 billion
Core Plus Bond I	0.60%	0.58%	0.56%	0.55%	0.53%	0.50%

115

	First $250 million	Next $250 million	Over $500 million
Equity Income	0.60%	0.55%	0.50%

Fund	First $2 billion	Over $2 billion
Government & High Quality Bond	0.50%	0.45%
Income	0.50	0.45

Fund	First $250 million	Over $250 million
High Yield	0.625%	0.50%

Fund	First $500 million	Next $500 million	Next $1 billion	Next $1 billion	Over $3 billion
LargeCap Growth	0.68%	0.65%	0.62%	0.58%	0.55%

Fund	All Assets
LargeCap S&P 500 Index	0.15%
MidCap S&P 400 Index	0.15
SmallCap S&P 600 Index	0.15

Fund	First $500 million	Next $500 million	Over $1 billion
Principal Capital Appreciation	0.625%	0.50%	0.375%

Fund	First $500 million	Next $500 million	Next $1 billion	Next $1 billion	Next $1 billion	Next $1 billion	Over $5 billion
SAM Balanced*	0.55%	0.50%	0.45%	0.40%	0.35%	0.30%	0.25%
SAM Conservative Balanced*	0.55	0.50	0.45	0.40	0.35	0.30	0.25
SAM Conservative Growth*	0.55	0.50	0.45	0.40	0.35	0.30	0.25
SAM Flexible Income*	0.55	0.50	0.45	0.40	0.35	0.30	0.25
SAM Strategic Growth*	0.55	0.50	0.45	0.40	0.35	0.30	0.25
* Breakpoints are based on aggregate SAM Portfolio net assets.

Fund	First $200 million	Next $300 million	Over $500 million
Short-Term Income	0.50%	0.45%	0.40%

Each Fund pays all of its operating expenses, except those Funds for which Principal has agreed to pay such expenses. Under the terms of the Management Agreement, Principal is responsible for paying the expenses associated with the organization of each Fund, including the expenses incurred in the initial registration of the Funds with the SEC, compensation of personnel, officers and directors who are also affiliated with Principal, and expenses and compensation associated with furnishing office space and all necessary office facilities and equipment and personnel necessary to perform the general corporate functions of the Fund. Accounting services customarily required by investment companies are provided to each Fund by Principal, under the terms of the Management Agreement. Principal Shareholder Services, Inc., a wholly owned subsidiary of Principal, provides transfer agent services for Classes A, B, C, J, P, R-1, R-2, R-3, R-4, R-5, and Institutional Class shares, including qualifying shares of the Fund for sale in states and other jurisdictions. Principal is also responsible for providing certain shareholder and administrative services to the R-1, R-2, R-3, R-4 and R-5 share classes pursuant to a Service Agreement and an Administrative Services Agreement.

Principal has contractually agreed to limit the Fund's expenses (excluding expenses the Funds incur in connection with investments they make and Acquired Fund Fees and Expenses) on certain share classes of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class on an annualized basis. The expenses borne by Principal are subject to reimbursement by the Funds through the expiration date, provided no reimbursement will be made if it would result in the Funds’ exceeding the total operating expense limits. The operating expense limits and the agreement terms are as follows:

116

Fund	Class A	Class B	Class C	Class J	Institutional Class	Expiration
Bond & Mortgage Securities	0.94%	1.60%	1.75%	N/A	N/A	02/28/2013
California Municipal	N/A	1.82%	N/A	N/A	N/A	02/28/2013
Diversified International	N/A	2.47%	2.08%	N/A	N/A	02/28/2013
Equity Income	N/A	1.97%	N/A	N/A	N/A	02/28/2013
Global Diversified Income	1.25%	N/A	2.00%	N/A	0.90%	02/28/2013
Global Real Estate Securities	1.45%	N/A	2.20%	N/A	0.95%	02/28/2013
Government & High Quality Bond	0.88%	1.65%	1.63%	1.00%	N/A	02/28/2013
High Yield	N/A	1.92%	N/A	N/A	N/A	02/28/2013
Income	N/A	1.90%	N/A	1.10%	N/A	02/28/2013
Inflation Protection	0.90%	N/A	1.65%	1.15%	N/A	02/28/2013
International Emerging Markets	N/A	2.78%	2.80%	N/A	N/A	02/28/2013
LargeCap Growth	N/A	2.25%	N/A	N/A	N/A	02/28/2013
LargeCap S&P 500 Index	0.70%	N/A	1.30%	N/A	N/A	02/28/2013
LargeCap Value	N/A	2.00%	1.70%	N/A	N/A	02/28/2013
MidCap Blend	N/A	2.09%	1.95%	N/A	N/A	02/28/2013
MidCap Value III	N/A	N/A	N/A	N/A	0.69%	02/28/2013
Money Market	N/A	1.55%	1.79%	N/A	N/A	02/28/2013
Overseas	N/A	N/A	N/A	N/A	1.10%	02/28/2013
Principal Capital Appreciation	N/A	1.99%	1.82%	N/A	N/A	02/28/2013
Principal LifeTime 2010	0.41%	N/A	N/A	N/A	N/A	02/28/2013
Principal LifeTime 2015	N/A	N/A	N/A	N/A	0.08%	02/28/2013
Principal LifeTime 2020	0.41%	1.16%	N/A	N/A	N/A	02/28/2013
Principal LifeTime 2025	N/A	N/A	N/A	N/A	0.08%	02/28/2013
Principal LifeTime 2030	0.41%	1.16%	N/A	N/A	N/A	02/28/2013
Principal LifeTime 2035	N/A	N/A	N/A	N/A	0.08%	02/28/2013
Principal LifeTime 2040	0.41%	1.16%	N/A	N/A	N/A	02/28/2013
Principal LifeTime 2045	N/A	N/A	N/A	N/A	0.08%	02/28/2013
Principal LifeTime 2050	0.41%	1.16%	N/A	N/A	N/A	02/28/2013
Principal LifeTime 2055	N/A	N/A	N/A	N/A	0.08%	02/28/2013
Principal LifeTime Strategic Income	0.41%	1.16%	N/A	N/A	N/A	02/28/2013
Real Estate Securities	1.45%	2.20%	2.20%	N/A	N/A	02/28/2013
SAM Balanced	N/A	1.70%	N/A	N/A	N/A	02/28/2013
SAM Conservative Balanced	N/A	1.69%	N/A	N/A	N/A	02/28/2013
SAM Conservative Growth	N/A	1.71%	N/A	N/A	N/A	02/28/2013
SAM Flexible Income	N/A	1.69%	N/A	N/A	N/A	02/28/2013
SAM Strategic Growth	N/A	1.75%	N/A	N/A	N/A	02/28/2013
Short-Term Income	N/A	N/A	1.67%	1.07%	N/A	02/28/2013
SmallCap Blend	1.35%	2.29%	2.08%	N/A	0.80%	02/28/2014
SmallCap Growth II	N/A	N/A	N/A	1.58%	N/A	02/28/2013
SmallCap Value II	N/A	N/A	N/A	1.926%	N/A	02/28/2013
Tax-Exempt Bond	0.85%	1.60%	1.60%	N/A	N/A	02/28/2013

Fund	R-1 Class	R-2 Class	R-3 Class	R-4 Class	R-5 Class	Expiration
Government & High Quality Bond	1.29%	1.16%	0.98%	0.79%	0.67%	02/28/2013
Principal LifeTime 2055	0.96%	0.83%	0.65%	0.46%	0.34%	02/28/2013
Short-Term Income	1.30%	1.18%	0.99%	0.79%	0.68%	02/28/2013

117

Principal has contractually agreed to limit certain of the Funds' management fees. The expense limit will reduce the Fund's Management Fees by the amounts listed below:

Fund	Waiver	Expiration
International I	0.026%	02/28/2013
LargeCap Blend II	0.018%	02/28/2013
LargeCap Growth I	0.016%	02/28/2013
LargeCap Growth II	0.014%	02/28/2013
LargeCap Value I	0.014%	02/28/2013
LargeCap Value III	0.012%	02/28/2013
MidCap Growth III	0.022%	02/28/2013
MidCap Value I	0.020%	02/28/2013
MidCap Value III	0.014%	02/28/2013
Overseas Fund	0.030%	02/28/2013
SmallCap Growth I	0.022%	02/28/2013
SmallCap Growth II	0.020%	02/28/2013
SmallCap Value II	0.024%	02/28/2013

In addition, Principal has contractually agreed to limit the expenses identified as "Other Expenses" related to Class P shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2013. The expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%.

In addition, Principal has contractually agreed to pay a portion of the expenses identified as "Other Expenses" for the Institutional Class shares of Bond & Mortgage Securities Fund through the period ending February 28, 2013.

Principal has voluntarily agreed to limit certain of the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses. The expense limits will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed the amounts specified below. The expense limit may be terminated at any time.

Fund	Expense Limitation
Diversified International Fund	0.93%
High Yield Fund	0.56%
International Emerging Markets Fund	1.34%
International Fund I	0.984%
LargeCap S&P 500 Index Fund	0.20%
MidCap Blend Fund	0.70%
MidCap Growth Fund	0.70%
MidCap S&P 400 Index Fund	0.20%
Money Market Fund	0.43%
SAM Balanced Portfolio	0.40%
SAM Conservative Balanced Portfolio	0.40%
SAM Conservative Growth Portfolio	0.40%
SAM Flexible Income Portfolio	0.40%
SAM Strategic Growth Portfolio	0.40%
Short-Term Income Fund	0.54%
SmallCap Growth Fund I	1.128%
SmallCap S&P 600 Index Fund	0.20%
SmallCap Value Fund II	1.026%

118

Principal has voluntarily agreed to limit certain of the Fund's expenses attributable to Class J shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses. The expense limits will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed the amounts specified below. The expense limit may be terminated at any time.

Fund	Class J
Bond & Mortgage Securities	0.99%
Short-Term Income	1.00%

Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J shares (except for the Money Market Fund) through December 31, 2012. The limit will maintain the level of Distribution Fees not to exceed 0.25%.

Fees paid for investment management services during the periods indicated were as follows:

Management Fees for Periods Ended October 31 (amounts in thousands)
Fund	2011	2010	2009
Bond & Mortgage Securities	$10,239	$10,413	$11,244
California Municipal	1,123	1,493	1,538
Core Plus Bond I	16,274	14,801	6,085
Diversified International	17,290	13,881	11,206
Equity Income	16,995	11,620	9,669
Global Diversified income	17,024	3,654	427(1)
Global Real Estate Securities	1,673	103	42
Government & High Quality Bond	8,415	7,694	6,075
High Yield	16,973	15,395	10,752
High Yield I	9,066	7,312	5,072
Income	7,318	5,951	4,718
Inflation Protection	2,948	2,034	1,590
International Emerging Markets	18,968	16,302	11,016
International I	15,298	15,177	12,881
LargeCap Blend II	7,527	5,576	4,585
LargeCap Growth	15,148	14,469	12,786
LargeCap Growth I	19,921	15,688	9,741
LargeCap Growth II	10,619	13,878	12,829
LargeCap S&P 500 Index	3,677	2,122	1,166
LargeCap Value	6,092	4,524	2,952
LargeCap Value I	16,401	15,264	7,943
LargeCap Value III	11,123	13,845	13,316
MidCap Blend	9,618	7,355	3,827
MidCap Growth	854	660	418
MidCap Growth III	15,801	12,522	8,617
MidCap S&P 400 Index	643	446	286
MidCap Value I	15,164	13,167	8,492
MidCap Value III	628	589	487
Money Market	5,141	5,940	10,398
Overseas	15,007	11,037	7,123
Principal Capital Appreciation	7,101	5,418	4,682
Principal LifeTime 2010	524	512	1,241
Principal LifeTime 2015	177	125	153
Principal LifeTime 2020	1,501	1,328	2,847
Principal LifeTime 2025	202	135	155
Principal LifeTime 2030	1,364	1,183	2,470
Principal LifeTime 2035	129	86	93
119

Management Fees for Periods Ended October 31 (amounts in thousands)
Fund	2011	2010	2009
Principal LifeTime 2040	807	683	1,348
Principal LifeTime 2045	60	36	35
Principal LifeTime 2050	340	286	549
Principal LifeTime 2055	9	5	4
Principal LifeTime Strategic Income	201	182	430
Real Estate Securities	14,083	13,814	9,354
SAM Balanced	11,175	10,679	9,988
SAM Conservative Balanced	2,977	2,555	2,064
SAM Conservative Growth	7,894	7,753	7,428
SAM Flexible Income	3,516	2,941	2,476
SAM Strategic Growth	5,033	4,916	4,599
Short-Term Income	4,496	3,112	1,518
SmallCap Blend	1,688	1,501	1,255
SmallCap Growth I	14,160	6,518	2,675
SmallCap Growth II	2,206	3,268	3,215
SmallCap S&P 600 Index	659	545	537
SmallCap Value II	10,051	6,206	2,105
Tax-Exempt Bond	1,148	1,301	1,221
(1) Period from December 15, 2008 (date operations commenced) through October 31, 2009.

Sub-Advisory Agreements for the Funds

Funds for which Columbus Circle Investors (“CCI”) serves as Sub-Advisor. CCI is Sub-Advisor for each Fund identified in the table below. Principal pays CCI a fee, paid monthly, at an annual rate as shown below.

In calculating the fee for funds included in the table below, assets of any unregistered separate account of Principal Life Insurance Company and any investment company sponsored by Principal Life Insurance Company to which CCI provides investment advisory services and which have the same investment mandate (e.g., large cap growth) as the fund for which the fee is calculated, will be combined with the assets of the fund to arrive at net assets.

Net Asset Value of Fund
Fund	First $50 million	Next $50 million	Next $100 million	Next $200 million	Next $350 million	Next $750 million	Next $500 million	Next $2.5 billion	Over $4.5 billion
LargeCap Growth	0.2643%	0.2448%	0.2154%	0.1762%	0.1273%	0.0881%	0.0587%	0.2448%	0.1664%

Net Asset Value of Fund
Fund	First $25 million	Next $75 million	Next $100 million	Next $100 million	Over$300 million
MidCap Growth	0.3916%	0.3133%	0.2643%	0.2252%	0.3427%

Net Asset Value of Fund
Fund	All Assets
SmallCap Growth I	0.50%

Funds for which Edge Asset Management, Inc. ("Edge") serves as Sub-Advisor. Edge is Sub-Advisor for each Fund identified below in Tables A, B, and C. Principal pays Edge a fee, computed and paid monthly, at an annual rate as shown below.

In calculating the fee for a fund included in Table A, assets of all other funds included in Table A as well as assets of any unregistered separate account of Principal Life Insurance Company and any investment company sponsored by Principal Life Insurance Company to which Edge or PGI provides investment advisory services and which invests primarily in fixed-income securities (except money market separate accounts or investment companies), will be combined with the assets of the fund to arrive at net assets.

120

In calculating the fee for a fund included in Table B, assets of any unregistered separate account of Principal Life Insurance Company and any investment company sponsored by Principal Life Insurance Company to which Edge or PGI provides investment advisory services and which have the same investment mandate (e.g., High Yield) as the fund for which the fee is calculated, will be combined with the assets of the fund to arrive at net assets.

	Table A Net Asset Value of Fund
Fund	First $5 billion	Next $1 billion	Next $4 billion	Over $10 billion
Government & High Quality Bond, Income and Short-Term Income	0.1126%	0.0979%	0.0930%	0.0881%

	Table B Net Asset Value of Fund
Fund	First $50 million	Next $50 million	Next $100 million	Next $200 million	Next $350 million	Next $750 million	Over $1.5 billion
Equity Income	0.2643%	0.2448%	0.2154%	0.1762%	0.1273%	0.0881%	0.0587%

Fund	First $25 million	Next $75 million	Next $100 million	Next $300 million	Next $500 million	Next $500 million	Over $1.5 billion
Principal Capital Appreciation	0.3916%	0.3133%	0.2643%	0.2252%	0.1762%	0.1273%	0.0783%

Table C
Fund	Sub-Advisor Fee as a % of Net Assets
High Yield	0.2643%
SAM Balanced	0.0416
SAM Conservative Balanced	0.0416
SAM Conservative Growth	0.0416
SAM Flexible Income	0.0416
SAM Strategic Growth	0.0416

Funds for which Principal Global Investors, LLC (“PGI”) serves as Sub-Advisor. PGI is Sub-Advisor for each Fund identified below in Tables A, B, C, and D. Principal pays PGI a fee, computed and paid monthly, at an annual rate as shown below.

To calculate the fee for a Fund in Table A, assets of the Fund, along with the assets of all other Funds in Table A, are combined with any:

•	Principal Life unregistered separate account sub-advised by PGI with assets invested primarily in fixed-income securities (except money market separate accounts),
•	Principal Life sponsored mutual fund sub-advised by PGI with assets invested primarily in fixed-income securities (except money market mutual funds), and
•	assets of the Principal Variable Contracts Funds, Inc. - Balanced Account.
121

To calculate the fee for a Fund in Table B and Table D, the assets of the Fund are combined with assets sub-advised by PGI with the same investment mandate (e.g., midcap value) in

a)	Principal Life unregistered separate account sub-advised by PGI and
b)	Principal Life sponsored mutual fund sub-advised by PGI.
	Table A Net Asset Value of Fund
Fund	First $5 billion	Next $1 billion	Next $4 billion	Over $10 billion
Bond & Mortgage Securities	0.1126%	0.0979%	0.0930%	0.0881%

	Table B Net Asset Value of Fund
Fund	First $50 million	Next $50 million	Next $100 million	Next $200 million	Next $350 million	Next $750 million	Over $1.5 billion
Diversified International	0.3427%	0.2741%	0.1958%	0.1566%	0.1175%	0.0979%	0.0783%
LargeCap Value	0.2643	0.2448	0.2154	0.1762	0.1273	0.0881	0.0587

Fund	First $25 million	Next $75 million	Next $100 million	Next $300 million	Next $500 million	Next $500 million	Over $1.5 billion
MidCap Blend and MidCap Value III	0.3916%	0.3133%	0.2643%	0.2252%	0.1762%	0.1273%	0.0783%
SmallCap Blend	0.4699	0.3524	0.2643	0.2448	0.2154	0.1762	0.1175

Table C
Fund	Sub-Advisor Fee as a % of Net Assets
California Municipal Bond	0.1000%
International Emerging Markets	0.4895
LargeCap S&P 500 Index	0.0147
MidCap S&P 400 Index	0.0147
Money Market	0.0734
Principal LifeTime 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055 and Strategic Income	0.0300
SmallCap S&P 600 Index	0.0147
Tax-Exempt Bond	0.1000

	Table D Net Asset Value of Specified Portion of the Global Diversified Income Fund
Portion of the Global Diversified Income Fund	First $500 million	Next $500 million	Over $1 billion
Global Value Equity	0.34%	0.27%	0.20%

	Sub-Advisor Fee as a Percentage of Net Assets
Emerging Market Debt	0.50%

122

Funds for which Principal Real Estate Investors, LLC (“Principal-REI”) serves as Sub-Advisor. Principal-REI is Sub-Advisor for each Fund identified below in the table below. Principal pays Principal-REI a fee, paid monthly, at an annual rate as shown below.

In calculating the fee for funds included in the table below, assets of any unregistered separate account of Principal Life Insurance Company and any investment company sponsored by Principal Life Insurance Company to which Principal-REI provides investment advisory services and which have the same investment mandate (e.g., global real estate) as the fund for which the fee is calculated, will be combined with the assets of the fund to arrive at net assets.

	Net Asset Value of Fund
Fund	First $1 billion	Next $500 million	Over $1.5 billion
Global Real Estate Securities and Global Diversified Income (global real estate portion)	0.54%	0.48%	0.44%
Real Estate Securities	0.4895	0.4405	0.3916

	Net Asset Value of Fund
Fund	First $200 million	Over $200 million
Global Diversified Income (CMBS)	0.30%	0.25%

Funds for which Spectrum Asset Management, Inc. (“Spectrum”) serves as Sub-Advisor. Spectrum is Sub-Advisor for each Fund identified in the table below. Principal pays Spectrum a fee, paid monthly, at an annual rate as shown below.

In calculating the fee for funds included in the table below, assets of any unregistered separate account of Principal Life Insurance Company and any investment company sponsored by Principal Life Insurance Company to which Spectrum provides investment advisory services and which have the same investment mandate (e.g., preferred securities) as the fund for which the fee is calculated, will be combined with the assets of the fund to arrive at net assets.

	Net Asset Value of Fund
Fund	First $100 million	Next $150 million	Over $250 million
Global Diversified Income (preferred securities portion)	0.3427%	0.2937%	0.1958%

All other Funds

In calculating the fee for each Fund, each Sub-Advisor, except J.P. Morgan and Neuberger Berman Fixed Income, LLC, has agreed that, assets of any existing registered investment company sponsored by Principal Life Insurance Company to which the Sub-Advisor provides investment advisory services and which have the same investment mandate as the Fund for which the fee is being calculated, will be combined (together, the "Aggregated Assets"). The fee charged for the assets in a Fund shall be determined by calculating a fee on the value of the Aggregated Assets using the fee schedules described in the tables below and multiplying the aggregate fee by a fraction, the numerator of which is the amount of assets in the Fund and the denominator of which is the amount of the Aggregated Assets.

	Net Asset Value of Fund
Fund	First $1 billion	Over $1 billion*
Core Plus Bond I (PIMCO)	0.25%	0.225%
* During any period when the Fund’s Average Daily Net Assets are below $3 billion, Sub-Advisor’s fee as a percentage of average daily net assets shall be 0.25% on all assets.

	Net Asset Value of Fund
Fund	First $600 million	Over $600 million
Global Diversified Income (call option overwriting) (Guggenheim Partners)	0.14%	0.10%

123

Net Asset Value of Fund
Fund	All Assets
Global Diversified Income (high yield portion) (Guggenheim)	0.30%

	Net Asset Value of Fund
Fund	First $200 million	Over $200 million
Global Diversified Income (global infrastructure) (Reaves Asset Management)	0.40%	0.30%

	Net Asset Value of Fund
Fund	First $25 million	Next $25 million	Next $25 million	Assets of $75 million or more
Global Diversified Income (MLP portion) (Tortoise)*	1.00%	0.85%	0.75%	0.75%
* Fund assets will be aggregated with Tortoise’s assets under management in the Principal Funds, Inc. Diversified Real Asset Fund. So long as Tortoise’s total assets under management in these funds equal or exceed $75 million, the fee shall be 0.75% on all assets.

Net Asset Value of Fund
Fund	All Assets
High Yield I (J.P. Morgan and Neuberger Berman Fixed Income)	0.30%

Average Daily Gross Assets
Fund	All Assets
Inflation Protection (BlackRock)	0.08%

	Net Asset Value of Fund
Fund	First $200 million	Next $450 million	Over $650 million
International I (Pyramis)	0.45%	0.40%	0.35%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Fund
Fund	First $150 million	Next $150 million	Over $300 million
International I (Schroder, Inc.)	0.45%	0.40%	0.35%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Fund
Fund	First $250 million	Next $250 million	Over $500 million
LargeCap Blend II (ClearBridge)	0.25%	0.20%	0.15%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

Net Asset Value of Fund
Fund	First $50 million	Next $200 million	Next $350 million	Next $400 million	Over $1 billion
LargeCap Blend II (T. Rowe)	0.40%	`0.35%	0.30%	0.275%	0.275% on all assets
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Fund
Fund	First $100 million	Next $100 million	Over $200 million
LargeCap Growth I (Brown)	0.30%	0.25%	0.20%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

124

	Net Asset Value of Fund
Fund	First $250 million	Next $250 million	Next $500 million	Over $1 billion
LargeCap Growth I (T. Rowe)	0.40%	0.375%	0.35%	0.35% on all assets
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Fund
Fund	First $50 million	Next $200 million	Next $500 million	Over $750 million
LargeCap Growth II (American Century)	0.45%	0.40%	0.35%	0.30%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Fund
Fund	First $500 million	Over $500 million
LargeCap Growth II (M&C)	0.25%	0.20%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Fund
Fund	First $500 million	Over $500 million
LargeCap Value I (TS&W)	0.20%	0.15%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Fund
Fund	First $200 million	Next $300 million	Over $500 million
LargeCap Value I (Herndon)	0.25%	0.20%	0.18%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Fund
Fund	First $300 million	Above $300 million
LargeCap Value III (BHMS)	0.23%	0.20%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Fund
Fund	First $200 million	Next $800 million	Over $1 billion
LargeCap Value III (Westwood)	0.30%	0.20%	0.18%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Fund
Fund	First $100 million	Next $400 million	Next $250 million	Over $750 million
MidCap Growth III (Jacobs Levy)	0.65%	0.50%	0.45%	0.40%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Fund
Fund	First $600 million	Over $600 million
MidCap Growth III (Turner)	0.50%	0.40%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Fund
Fund	First $350 million	Over $350 million
MidCap Value I (GSAM)	0.46%	0.40%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

125

Net Asset Value of Fund
Fund	All Assets
MidCap Value I (LA Capital)	0.30%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

Net Asset Value of Fund
Fund	First $10 million	Next $15 million	Next $25 million	Next $50 million	Over $100 million
MidCap Value III (BHMS)	0.80%	0.60%	0.50%	0.40%	0.35%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Fund
Fund	First $350 million	Over $350 million
Overseas (Barrow Hanley and Causeway)	0.45%	0.35%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Fund
Fund	First $25 million	Next $75 million	Over $100 million
SmallCap Growth I (AllianceBernstein)	0.65%	0.60%	0.55%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Fund
Fund	First $200 million	Next $200 million	Over $400 million
SmallCap Growth I (Brown)	0.50%	0.45%	0.40%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

Net Asset Value of Fund
Fund	All Assets
SmallCap Growth I (CCI)	0.50%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Fund
Fund	First $200 million	Over $200 million
SmallCap Growth II (Emerald)	0.50%	0.45%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

Net Asset Value of Fund
Fund	All Assets
SmallCap Value II (DFA)	0.50%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Fund
Fund	First $100 million	Next $200 million	Over $300 million
SmallCap Value II (LA Capital)	0.50%	0.45%	0.35%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Fund
Fund	First $100 million	Next $200 million	Over $300 million
SmallCap Value II (Vaughan Nelson)	0.50%	0.45%	0.35%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

126

Fees paid for Sub-Advisory services during the periods indicated were as follows:

Sub-Advisor Fees for Periods Ended October 31
Fund	2011	2010	2009
Bond & Mortgage Securities	$1,968,207	$2,018,515	$2,212,533
California Municipal	315,036	447,862	461,351
Core Plus Bond I	7,251,893	6,609,594	2,613,781
Diversified International	1,783,508	1,321,130	1,078,095
Equity Income	2,542,914	1,864,966	1,696,688
Global Diversified Income	8,485,345	1,820,511	205,717(2)
Global Real Estate Securities	960,497	60,312	24,076
Government & High Quality Bond	1,688,149	1,542,988	1,179,327
High Yield	8,846,026	7,898,391	5,373,875
High Yield I	4,295,387	3,443,233	2,369,290
Income	1,460,057	1,192,852	959,661
Inflation Protection	590,633	425,879	418,865
International I	4,702,553	3,959,175	3,937,722
International Emerging Markets	8,017,810	6,686,513	4,379,808
LargeCap Blend II	1,904,147	1,473,354	1,618,565
LargeCap Growth	4,281,711	3,931,663	3,178,902
LargeCap Growth I	7,119,190	5,109,349	3,808,580
LargeCap Growth II	2,783,992	3,517,748	4,022,417
LargeCap S&P 500 Index	361,899	201,693	112,600
LargeCap Value	1,084,454	853,092	592,664
LargeCap Value I	2,791,172	2,762,600	1,836,190
LargeCap Value III	2,173,028	2,736,895	3,232,466
MidCap Blend	1,916,945	1,594,231	990,972
MidCap Growth	383,458	278,094	178,812
MidCap Growth III	5,950,525	4,819,537	3,703,889
MidCap S&P 400 Index	62,748	42,795	27,302
MidCap Value I	4,585,870	3,895,128	2,863,979
MidCap Value III	246,758	255,794	210,129
Money Market	964,126	1,142,058	1,422,319
Overseas	4,819,094	3,262,531	2,170,248
Principal Capital Appreciation	2,271,209	1,787,816	1,437,843
Principal LifeTime 2010	526,571	508,935	520,303
Principal LifeTime 2015	176,056	122,009	56,942
Principal LifeTime 2020	1,506,759	1,313,082	1,205,654
Principal LifeTime 2025	200,546	132,265	57,678
Principal LifeTime 2030	1,369,427	1,169,012	1,048,129
Principal LifeTime 2035	128,601	83,702	34,720
Principal LifeTime 2040	810,533	673,802	574,085
Principal LifeTime 2045	59,571	35,191	13,116
Principal LifeTime 2050	341,850	281,566	233,921
Principal LifeTime 2055	8,959	4,940	1,589
Principal LifeTime Strategic Income	200,838	179,485	179,022
Real Estate Securities	7,858,393	7,565,147	5,230,555
SAM Balanced	1,392,729	1,290,134	1,174,586
SAM Conservative Balanced	368,859	307,124	240,482
SAM Conservative Growth	986,586	936,317	873,358
SAM Flexible Income	435,041	353,605	289,450
SAM Strategic Growth	630,093	593,466	540,080
Short-Term Income	1,030,862	670,295	316,651
SmallCap Blend	542,954	472,996	406,815
SmallCap Growth I	5,664,366	1,551,297	808,736
SmallCap Growth II	1,037,382	1,467,803	1,624,472
SmallCap S&P 600 Index	64,439	52,923	51,990
SmallCap Value II	3,839,567	2,408,362	925,833
Tax Exempt Bond	301,343	390,294	364,571

(1) Period from September 30, 2008 (date operations commenced) through October 31, 2008.

(2) Period from December 15, 2008 (date operations commenced) through October 31, 2009.

(3) Period from February 29, 2008 (date operations commenced) through October 31, 2008.

127

Underwriting Fees for Periods Ended October 31, (amounts in thousands)
Fund	2011	2010	2009
Bond & Mortgage Securities	$ 101	$ 196	$ 140
California Municipal	24	74	108
Diversified International	226	303	332
Equity Income	448	452	670
Global Diversified Income	1,544	1,065	13
Global Real Estate Securities	23	39	15
Government & High Quality Bond	489	671	294
High Yield	695	944	963
Income	331	407	218
Inflation Protection	35	27	25
International Emerging Markets	272	298	240
LargeCap Blend II	4	64	87
LargeCap Growth	264	247	286
LargeCap Growth I	13	76	104
LargeCap Growth II	3	10	16
LargeCap S&P 500 Index	102	80	77
LargeCap Value	139	142	165
LargeCap Value III	4	52	78
MidCap Blend	667	523	455
MidCap Growth	1	3	4
MidCap Growth III	3	78	81
MidCap S&P 400 Index	7	5	3
MidCap Value I	3	29	11
MidCap Value III	3	2	3
Money Market	212	349	833
Principal Capital Appreciation	245	321	294
Principal LifeTime 2010	93	132	104
Principal LifeTime 2020	345	390	336
Principal LifeTime 2030	463	373	368
Principal LifeTime 2040	289	269	264
Principal LifeTime 2050	154	150	134
Principal Lifetime Strategic Income	29	30	28
Real Estate Securities	195	159	131
SAM Balanced	2,043	2,347	2,619
SAM Conservative Balanced	788	781	693
SAM Conservative Growth	1,324	1,595	1,945
SAM Flexible Income	798	1,003	673
SAM Strategic Growth	1,027	1,094	1,349
Short-Term Income	444	544	225
SmallCap Blend	109	179	96
SmallCap Growth I	5	2	1
SmallCap Growth II	1	34	49
SmallCap S&P 600 Index	11	11	13
SmallCap Value II	4	2	N/A
Tax-Exempt Bond	61	137	120

Custodian

The custodian of the portfolio securities and cash assets of the Funds is Bank of New York Mellon, One Wall Street, New York, NY 10286. The custodian performs no managerial or policy-making functions for the Funds.

128

MULTIPLE CLASS STRUCTURE

The Board of Directors has adopted a multiple class plan (the Multiple Class Plan) pursuant to SEC Rule 18f-3. The share classes that are offered by each Fund are identified in the chart included under the heading "Fund History." The share classes offered under the plan include: Institutional Class, Class P, R-1 Class, R-2 Class, R-3 Class, R-4 Class, R-5 Class, Class J, Class A, Class B, and Class C.

Class A shares are generally sold with a sales charge that is a variable percentage based on the amount of the purchase, as described in the prospectus. Certain redemptions of Class A shares within 12 months of purchase may be subject to a contingent deferred sales charge (“CDSC”), as described in the prospectus.

Class B shares are not subject to a sales charge at the time of purchase but are subject to a CDSC on shares redeemed within five full years of purchase, as described in the prospectus. Effective March 1, 2010, Class B shares of the Funds are no longer available for purchase, except through exchanges and dividend reinvestments as described in the section of the ABCP prospectus called “Choosing a Share Class - Class B Shares.”

The Class B share CDSC on shares purchased on or before January 12, 2007, if any, is determined by multiplying the lesser of the market value at the time of redemption or the initial purchase price of the shares sold by the appropriate percentage from the table below (for shares issued in connection with the WM Reorganization, the CDSC is determined by multiplying the initial purchase price by the appropriate percentage):

Years Since Purchase Payments Made	CDSC as a % of Dollar Amount	Accounts Included in Certain Sponsored Plans Established After 02/01/1998 and Before 03/01/2002
2 years or less	4.00%	3.00%
more than 2 years, up to 4 years	3.00	2.00
more than 4 years, up to 5 years	2.00	1.00
more than 5 years, up to 6 years	1.00	None
more than 6 years	None	None

Class C shares are not subject to a sales charge at the time of purchase but are subject to a 1% CDSC on shares redeemed within 12 months of purchase, as described in the prospectus.

The Class J shares are sold without any front-end sales charge. A CDSC of 1% is imposed if Class J shares are redeemed within 18 months of purchase, as described in the prospectus.

Contingent deferred sales charges for Class A, B, C, and J shares are waived on:

•	shares redeemed that were purchased pursuant to the Small Amount Force Out ("SAFO") program;
•	shares redeemed within 90 days after an account is re-registered due to a shareholder's death;
•	shares redeemed due to the shareholder's post-purchase disability, as defined in the Internal Revenue Code of 1986, as amended;
•	shares redeemed from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code;
•	shares redeemed to pay retirement plan fees;
•	shares redeemed involuntarily from small balance accounts (values of less than $1,000);
•	shares redeemed through a periodic withdrawal plan in an amount of up to 1.00% per month (measured cumulatively with respect to non-monthly plans) of the value of the Fund account at the time, and beginning on the date, the periodic withdrawal plan is established;
•	shares redeemed from a retirement plan to assure the plan complies with Sections 401(k), 401(m), 408(k) and 415 of the Internal Revenue Code; or
•	shares redeemed from retirement plans qualified under Section 401(a) of the Internal Revenue Code due to the plan participant's death, disability, retirement, or separation from service after attaining age 55.

The P, R-1, R-2, R-3, R-4, R-5, and Institutional Classes are available without any front-end sales charge or contingent deferred sales charge. The R-1, R-2, R-3, R-4, and R-5 Classes are available through employer-sponsored retirement plans. Such plans may impose fees in addition to those charged by the Funds. The R-1, R-2, R-3, R-4, and R-5 share classes are subject to asset based charges (described below). Class P shares are generally available through mutual fund wrap programs or fee based advisory programs which may charge fees in addition to those charged by the Funds

129

Principal receives a fee for providing investment advisory and certain corporate administrative services under the terms of the Management Agreement. In addition to the management fee, the Fund's R-1, R-2, R-3, R-4, and R-5 Class shares pay Principal a service fee and an administrative services fee under the terms of a Service Agreement and an Administrative Services Agreement.

Service Agreement (R-1, R-2, R-3, R-4, and R-5 Classes only)

The Service Agreement provides for Principal to provide certain personal services to shareholders (plan sponsors) and beneficial owners (plan members) of those classes. These personal services include:

•	responding to plan sponsor and plan member inquiries;
•	providing information regarding plan sponsor and plan member investments; and
•	providing other similar personal services or services related to the maintenance of shareholder accounts as contemplated by National Association of Securities Dealers (NASD) Rule 2830 (or any successor thereto).

As compensation for these services, the Fund will pay Principal service fees equal to 0.25% of the average daily net assets attributable to each of the R-1, R-2, R-3, R-4 and R-5 Classes. The service fees are calculated and accrued daily and paid monthly to Principal (or at such other intervals as the Fund and Principal may agree).

Administrative Service Agreement (R-1, R-2, R-3, R-4, and R-5 Classes only)

The Administrative Service Agreement provides for Principal to provide services to beneficial owners of Fund shares. Such services include:

•	receiving, aggregating, and processing purchase, exchange, and redemption requests from plan shareholders;
•	providing plan shareholders with a service that invests the assets of their accounts in shares pursuant to pre-authorized instructions submitted by plan members;
•	processing dividend payments from the Funds on behalf of plan shareholders and changing shareholder account designations;
•	acting as shareholder of record and nominee for plans;
•	maintaining account records for shareholders and/or other beneficial owners;
•	providing notification to plan shareholders of transactions affecting their accounts;
•	forwarding prospectuses, financial reports, tax information and other communications from the Fund to beneficial owners;
•	distributing, receiving, tabulating and transmitting proxy ballots of plan shareholders; and
•	other similar administrative services.

As compensation for these services, the Fund will pay Principal service fees equal to 0.28% of the average daily net assets attributable to the R-1 Class, 0.20% of the average daily net assets of the R-2 Class, 0.07% of the average daily net assets of the R-3 Class, 0.03% of the average daily net assets of the R-4 Class and 0.01% of the average daily net assets of the R-5 Class. The service fees are calculated and accrued daily and paid monthly to Principal (or at such other intervals as the Fund and Principal may agree).

Principal will generally, at its discretion appoint (and may at any time remove), other parties, including companies affiliated with Principal, as its agent to carry out the provisions of the Service Agreement and/or the Administrative Service Agreement. However, the appointment of an agent shall not relieve Principal of any of its responsibilities or liabilities under those Agreements. Any fees paid to agents under these Agreements shall be the sole responsibility of Principal.

Rule 12b-1 Fees / Distribution Plans and Agreements

The Distributor for the Funds is Principal Funds Distributor, Inc. (“PFD”). The address for PFD is as follows:

1100 Investment Boulevard

El Dorado Hills, CA 95762-5710

In addition to the management and service fees, certain of the Fund's share classes are subject to a Rule 12b-1 Distribution Plan and Agreement (a “Plan”). The Board of Directors and initial shareholders of the R-1, R-2, R-3, R-4, A, B, C, and J Classes of shares have approved and entered into a Plan. In adopting the Plans, the Board of Directors (including a majority of directors who are not interested persons of the Fund (as defined in the 1940 Act)) determined that there was a reasonable likelihood that the Plans would benefit the Funds and the shareholders of the affected classes. Among the possible benefits of the Plans include the potential for building and retaining Fund assets as well as the ability to offer an incentive for registered representatives to provide ongoing servicing to shareholders.

130

The Plans provide that each Fund makes payments to the Fund's Distributor from assets of each share class that has a Plan to compensate the Distributor and other selling dealers, various banks, broker-dealers and other financial intermediaries, for providing certain services to the Fund. Such services may include, but are not limited to:

•	formulation and implementation of marketing and promotional activities;
•	preparation, printing, and distribution of sales literature;
•	preparation, printing, and distribution of prospectuses and the Fund reports to other than existing shareholders;
•	obtaining such information with respect to marketing and promotional activities as the Distributor deems advisable;
•	making payments to dealers and others engaged in the sale of shares or who engage in shareholder support services; and
•	providing training, marketing, and support with respect to the sale of shares.

The Fund pays the Distributor a fee after the end of each month at an annual rate as a percentage of the daily net asset value of the assets attributable to each share class as follows:

Share Class	Maximum Annualized 12b-1 Fee
R-1	0.35%
R-2	0.30%
R-3	0.25%
Class A shares (except LargeCap S&P 500 Index, Money Market, and Short-Term Income Funds)(1)	0.25%
Class A shares of LargeCap S&P 500 Index and Short-Term Income Funds	0.15%
Class B shares(1) (2)	1.00%
Class C shares(1)	1.00%
Class J shares (except Money Market Fund) (1)	0.45%
Class J shares of Money Market(1)	0.25%
R-4	0.10%
(1) The Distributor also receives the proceeds of any CDSC imposed on the redemption of Class A, B, C, or J shares.
(2) Although Class B shares are no longer available for purchase (except through exchanges and dividend reinvestments), the 12b-1 Distribution Plan and Agreement related to Class B shares continues in effect to ensure that advisers maintain shareholder service levels. The Distributor may remit on a continuous basis all of these sums (up to 0.25% for Class B shares) to its investment representatives and other financial intermediaries as a trail fee in recognition of their services and assistance.

Currently, the Distributor makes payments to dealers on accounts for which such dealer is designated dealer of record. Payments are based on the average net asset value of the accounts invested in Class A, Class B, Class C, Class J, R-1 Class, R-2 Class, R-3 Class, or R-4 Class shares.

Under the Plans, the Funds have no legal obligation to pay any amount that exceeds the compensation limit. The Funds do not pay, directly or indirectly, interest, carrying charges, or other financing costs in association with these Plans. All fees paid under a Fund's Rule 12b-1 Plan are paid to the Distributor, which is entitled to retain such fees paid by the Fund without regard to the expenses which it incurs.

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The Funds made the following Distribution/12b-1 payments for the year ended October 31, 2011:

Fund	Distribution/12b-1 Payments (amounts in thousands)
Bond & Mortgage Securities	$ 1,618
California Municipal	694
Core Plus Bond I	103
Diversified International	2,042
Equity Income	3,738
Global Diversified Income	8,119
Global Real Estate Securities	58
Government & High Quality Bond	2,594
High Yield	10,383
Income	1,724
Inflation Protection	151
International Emerging Markets	1,693
International I	87
LargeCap Blend II	586
LargeCap Growth	1,540
LargeCap Growth I	457
LargeCap Growth II	184
LargeCap S&P 500 Index	2,438
LargeCap Value	717
LargeCap Value I	40
LargeCap Value III	422
MidCap Blend	3,227
MidCap Growth	163
MidCap Growth III	342
MidCap S&P 400 Index	509
MidCap Value I	470
MidCap Value III	394
Money Market	1,475
Principal Capital Appreciation	1,877
Principal LifeTime 2010	1,553
Principal LifeTime 2015	257
Principal LifeTime 2020	4,274
Principal LifeTime 2025	285
Principal LifeTime 2030	4,019
Principal LifeTime 2035	202
Principal LifeTime 2040	2,128
Principal LifeTime 2045	113
Principal LifeTime 2050	655
Principal LifeTime 2055	10
Principal LifeTime Strategic Income	549
Real Estate Securities	1,367
SAM Balanced	15,807
SAM Conservative Balanced	4,207
SAM Conservative Growth	11,640
SAM Flexible Income	4,964
SAM Strategic Growth	7,550
Short-Term Income	1,659
SmallCap Blend	690
SmallCap Growth I	158
SmallCap Growth II	123
SmallCap S&P 600 Index	676
SmallCap Value II	135
Tax-Exempt Bond	662

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Transfer Agency Agreement (Institutional Class, Class A, Class B, Class C, Class J, Class P, Class R-1, Class R-2, Class R-3, Class R-4, and Class R-5 shares)

The Transfer Agency Agreement provides for Principal Shareholder Services, Inc. (“PSS”) (1100 Investment Boulevard, El Dorado Hills, CA 95762-5710), a wholly owned subsidiary of Principal, to act as transfer and shareholder servicing agent for the Institutional Class, Class A, Class B, Class C, Class J, Class P, Class R-1, Class R-2, Class R-3, Class R-4, and Class R-5 shares. For share classes other than Class J, the Fund pays PSS a fee for the services provided pursuant to the Transfer Agency Agreement in an amount equal to the costs incurred by PSS for providing such services. For Class J shares, the Fund pays PSS a fee for the services provided pursuant to the Transfer Agency Agreement in an amount that includes profit. The services include:

•	issuance, transfer, conversion, cancellation, and registry of ownership of Fund shares, and maintenance of open account system;
•	preparation and distribution of dividend and capital gain payments to shareholders;
•	delivery, redemption and repurchase of shares, and remittances to shareholders;
•	the tabulation of proxy ballots and the preparation and distribution to shareholders of notices, proxy statements and proxies, reports, confirmation of transactions, prospectuses and tax information;
•	communication with shareholders concerning the above items; and
•	use of its best efforts to qualify the Capital Stock of the Fund for sale in states and jurisdictions as directed by the Fund.

PSS will pay operating expenses attributable to R-1, R-2, R-3, R-4, and R-5 share classes related to (a) the cost of meetings of shareholders and (b) the costs of initial and ongoing qualification of the capital stock of the Fund for sale in states and jurisdictions.

INTERMEDIARY COMPENSATION

Additional Payments to Intermediaries.

Shares of the Fund are sold primarily through intermediaries, such as brokers, dealers, investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators and insurance companies.

In addition to payments pursuant to 12b-1 plans, Principal or its affiliates enter into agreements with some intermediaries pursuant to which the intermediaries receive payments for providing services relating to Fund shares. Examples of such services are administrative, networking, recordkeeping, sub-transfer agency and/or shareholder services. In some situations the Fund will reimburse Principal or its affiliates for making such payments; in others the Fund may make such payments directly to intermediaries.

For Classes R-1, R-2, R-3, R-4 and R-5 shares, such compensation is generally paid out of the Service Fees and Administrative Service Fees that are disclosed in the prospectus as Other Expenses. Such compensation is generally based on the average asset value of fund shares for the relevant share class held by clients of the intermediary.

In addition, Principal or its affiliates may pay, without reimbursement from the Fund, compensation from their own resources, to certain intermediaries that support the distribution of shares of the Fund or provide services to Fund shareholders.

The amounts paid to intermediaries may vary, and may vary by share class and by fund.

Principal Life Insurance Company is one such intermediary that provides services relating to Fund shares held in retirement plans, and it is typically paid some or all of the Service Fees and Administrative Service Fees pertaining to such plans.

Plan recordkeepers, who may have affiliated financial intermediaries that sell shares of the funds, may be paid additional amounts. In addition, financial intermediaries may be affiliates of entities that receive compensation from the Distributor for maintaining retirement plan platforms that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.

A number of factors may be considered in determining the amount of these additional payments, including each financial intermediary's Fund sales and assets, as well as the willingness and ability of the financial intermediary to give the Distributor access to its Financial Professionals for educational and marketing purposes. In some cases, intermediaries will include the Funds on a preferred list. The Distributor's goals include making the Financial Professionals who interact with current and prospective investors and shareholders more knowledgeable about the Funds so that they can provide suitable information and advice about the Funds and related investor services. The amounts paid to intermediaries vary by fund and by share class.

133

Additionally, in some cases the Distributor and its affiliates will provide payments or reimbursements in connection with the costs of conferences, educational seminars, training and marketing efforts related to the Funds. Such activities may be sponsored by intermediaries or the Distributor. The costs associated with such activities may include travel, lodging, entertainment, and meals. In some cases the Distributor will also provide payment or reimbursement for expenses associated with transactions ("ticket") charges and general marketing expenses. Other compensation may be paid to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as FINRA.

The payments described in this SAI may create a conflict of interest by influencing your Financial Professional or your intermediary to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your Financial Professional or visit your intermediary's website for more information about the total amounts paid to them by Principal and its affiliates, and by sponsors of other mutual funds your Financial Professional may recommend to you.

Your intermediary may charge you additional fees other than those disclosed in the prospectus. Ask your Financial Professional about any fees and commissions they charge.

Although a Fund may use brokers who sell shares of the Funds to effect portfolio transactions, the sale of shares is not considered as a factor by the Fund's Sub-Advisors when selecting brokers to effect portfolio transactions.

As of December 15, 2011, the Distributor anticipates that the firms that will receive additional payments as described in the Additional Payments to Intermediaries section above (other than sales charges, Rule 12b-1 fees and Expense Reimbursement) include, but are not necessarily limited to, the following:

401(k) Advisors, Inc.	Morgan Stanley Smith Barney
ACS HR Solutions LLC	MSCS Financial Services
ADP Retirement Services	Multi-Financial Securities Corp.
AFA Financial Group LLC	Mutual Service Corporation
AIG Advisor Group	National Financial Services
AIG SunAmerica Life	National Planning Corp.
American Century Investments	National Planning Holdings
American General Life Insurance	Nationwide Investment Services Corp
American Investors Co	NBC Securities Inc.
American Portfolios Financial Services	New England Securities
Ameriprise Financial Services	New York Life
ASAE Services, Inc.	New York State Deferred Compensation Plan
Ascensus	Newport Group, The
AXA Advisors, LLC	Newport Retirement Plan Services
Bedminster Financial Group Ltd.	NFP Securities, Inc.
Benefit Plan Administrators	NHA Insurance Agency, Inc.
Cambridge Investment Research Inc.	NRP Financial, Inc.
Cantella & Co. Inc.	NYLife Distributors LLC
Capital Investment Brokerage, Inc.	OneAmerica Securities, Inc.
CBIZ Financial Solutions, Inc.	Ogilvie Security Advisors Corp.
CEROS Financial Services, Inc.	Packerland Brokerage Services, Inc.
Cetera Financial Group	Pershing
Charles Schwab & Co.	Plan Administrators, Inc.
Charles Schwab Trust Company	PRIMEVEST Financial Services, Inc.
Chase Investment Services Corp.	Principal Life Insurance Company
Commonwealth Financial Network	Princor Financial Services Corp
CPI Qualified Consultants	ProEquities, Inc.
Daily Access Corporation	Prudential Investment Management Services
Digital Retirement Solutions	Prudential Retirement Services
Edward Jones	Putnam Investment Management, LLC
ePlan Services, Inc.	Quest Capital Strategies Inc
Expert Plan	Raymond James & Associates, Inc.
Farmers Financial Solutions	Raymond James Financial Services, Inc.
Fidelity Investment Institutional Operations Co.	RBC Capital Markets Corp.
134

Financial Data Services	Reliance Trust Company
Financial Network Investment Corp.	Robert W. Baird & Co.
Financial Telesis Inc	RolloverSystems, LLC
First Clearing LLC	Royal Alliance Associates, Inc.
First Heartland Capital Inc.	Royal Securities Co.
FSC Securities Corporation	SagePoint Financial, Inc.
Genesis Employee Benefit	Scott & Stringfellow Inc.
Geneos Wealth Management, Inc.	Scottrade
Genworth Financial Securities Corp.	Searle & Co.
GWFS Equities, Inc.	Securities America, Inc.
H Beck Inc	Sigma Financial Corp
Harbor Financial Services LLC	Signator Investors, Inc,
Hartford	SII Investments, Inc.
Huntington Investment Company, The	Southwest Securities
ICMA-Retirement Corp.	Standard Insurance Company
ING Financial Partners Inc.	Stifel Nicolaus & Company, Inc.
Intersecurities Inc.	Sunset Financial Services Inc
Invest Financial Corp.	Support Services Financial Advisors Inc.
Investacorp Inc.	Symetra Investment Services Inc.
Investment Centers of America, Inc.	T. Rowe Price Retirement Plan Services
Janney Montgomery Scott	TD Ameritrade Inc.
JP Morgan Retirement Plan Services	TD Ameritrade Trust Company
KMS Financial Services Inc	TIAA-CREF
Leumi Investment Services Inc.	Triad Advisors, Inc.
Lincoln Financial Advisors	Truenorth Securities Inc
Lincoln Financial Securities	Trust Company of America
Lincoln Investment Planning	Trustcore Investments Inc
Lincoln Retirement Services Co.	UBS Financial Services, Inc.
Lockton Financial Advisors LLC	United Planners Financial Services of America
LPL Financial Corp. - UVEST	US Bancorp Investments
LPL Financial Corporation	UVEST Financial Services
M Holdings Securities Inc.	VALIC Retirement Services Company
Massachusetts Mutual	Valmark Securities Inc.
Mercer HR Services	Vanguard Group, The
Merrill Lynch	Vanguard Marketing Corporation
MidAtlantic Capital Corporation	VSR Financial Services, Inc.
Middlegate Securities LTD	Wells Fargo Advisors
MML Investors Services Inc.	Wells Fargo Bank, N.A.
Morgan Keegan & Co.	Wilmington Trust
Morgan Stanley & Co.	Wilmington Trust Retirement & Institutional Services
Morgan Stanley INS Services, Inc.	Young, Stovall & Co.

To obtain a current list of such firms, call 1-800-222-5852.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage on Purchases and Sales of Securities

All orders for the purchase or sale of portfolio securities are placed on behalf of a Fund by Principal, or by the Fund's Sub-Advisor or Sub-Sub-Advisor pursuant to the terms of the applicable sub-advisory agreement. In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of Principal and of each Fund's Sub-Advisor is to obtain the best overall terms. In pursuing this objective, Principal or the Sub-Advisor considers all matters it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and executing capability of the broker or dealer, confidentiality, including trade anonymity, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). This may mean in some instances that Principal or a Sub-Advisor will pay a broker commissions that are in excess of the amount of commissions another broker might have charged for executing the same transaction when Principal or the Sub-Advisor believes that such commissions are reasonable in

135

light of a) the size and difficulty of the transaction, b) the quality of the execution provided, and c) the level of commissions paid relative to commissions paid by other institutional investors. (Such factors are viewed both in terms of that particular transaction and in terms of all transactions that broker executes for accounts over which Principal or the Sub-Advisor exercises investment discretion. The Board has also adopted a policy and procedure designed to prevent the Funds from compensating a broker/dealer for promoting or selling Fund shares by directing brokerage transactions to that broker/dealer for the purpose of compensating the broker/dealer for promoting or selling Fund shares. Therefore, Principal or the Sub-Advisor may not compensate a broker/dealer for promoting or selling Fund shares by directing brokerage transactions to that broker/dealer for the purpose of compensating the broker/dealer for promoting or selling Fund shares. Principal or a Sub-Advisor may purchase securities in the over-the-counter market, utilizing the services of principal market makers unless better terms can be obtained by purchases through brokers or dealers, and may purchase securities listed on the NYSE from non-Exchange members in transactions off the Exchange.)

Principal or a Sub-Advisor may give consideration in the allocation of business to services performed by a broker (e.g., the furnishing of statistical data and research generally consisting of, but not limited to, information of the following types: analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy, performance of client accounts, and access to research analysts, corporate management personnel, and industry experts). If any such allocation is made, the primary criteria used will be to obtain the best overall terms for such transactions or terms that are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the sub-advisor’s overall responsibilities to the accounts under its management. Principal or a Sub-Advisor generally pays additional commission amounts for such research services. Statistical data and research information received from brokers or dealers as described above may be useful in varying degrees and Principal or a Sub-Advisor may use it in servicing some or all of the accounts it manages. Principal and the Sub-Advisors allocated portfolio transactions for the Funds indicated in the following table to certain brokers for the year ended October 31, 2011 due to research services provided by such brokers. The table also indicates the commissions paid to such brokers as a result of these portfolio transactions.

Fund	Amount of Transactions because of Research Services Provided	Related Commissions Paid
Diversified International	$566,655,331	$662,165
Equity Income	1,319,738,992	1,560,631
Global Diversified Income	181,873,957	143,829
Global Real Estate Securities	76,958,443	75,375
High Yield	43,261,442	96,076
International Emerging Markets	517,510,837	1,012,702
International Fund I	1,650,655,293	1,033,387
LargeCap Blend II	401,782,129	161,540
LargeCap Growth	254,912,744	239,821
LargeCap Growth I	825,517,018	140,097
LargeCap Growth II	1,516,732,836	499,164
LargeCap S&P 500 Index	4,317,986	604
LargeCap Value	1,057,491,789	521,546
LargeCap Value I	925,960,249	162,519
LargeCap Value III	726,395,643	143,589
MidCap Blend	286,271,157	88,965
MidCap Growth	10,890,419	20,798
MidCap Growth III	1,095,749,706	313,991
MidCap S&P 400 Index	4,071,768	629
MidCap Value I	1,984,729,932	1,498,533
MidCap Value III	34,549,791	18,949
Overseas	725,244,749	570,042
Principal Capital Appreciation	341,532,516	300,927
Real Estate Securities	196,890,131	76,383
SmallCap Blend	98,049,992	71,822
SmallCap Growth I	983,831,467	684,059
SmallCap Growth II	250,611,617	358,467

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Fund	Amount of Transactions because of Research Services Provided	Related Commissions Paid
SmallCap S&P 600 Index	3,727,985	614
SmallCap Value II	777,642,582	581,333

Subject to the rules promulgated by the SEC, as well as other regulatory requirements, the Board has approved procedures whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of a Sub-Advisor, or Principal, participates. These procedures prohibit a Fund from directly or indirectly benefiting a Sub-Advisor affiliate or a Manager affiliate in connection with such underwritings. In addition, for underwritings where a Sub-Advisor affiliate or a Manager participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Fund could purchase in the underwritings. The Sub-Advisor shall determine the amounts and proportions of orders allocated to the Sub-Advisor or affiliate. The Directors of the Fund will receive quarterly reports on these transactions.

The Board has approved procedures that permit a Fund to effect a purchase or sale transaction between the Fund and any other affiliated mutual fund or between the Fund and affiliated persons of the Fund under limited circumstances prescribed by SEC rules. Any such transaction must be effected without any payment other than a cash payment for the securities, for which a market quotation is readily available, at the current market price; no brokerage commission or fee (except for customary transfer fees), or other remuneration may be paid in connection with the transaction. The Board receives quarterly reports of all such transactions.

The Board has also approved procedures that permit a Fund's Sub-Advisor(s) to place portfolio trades with an affiliated broker under circumstances prescribed by SEC Rules 17e-1 and 17a-10. The procedures require that total commissions, fees, or other remuneration received or to be received by an affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable time period. The Board receives quarterly reports of all transactions completed pursuant to the Fund's procedures.

Purchases and sales of debt securities and money market instruments usually are principal transactions; portfolio securities are normally purchased directly from the issuer or from an underwriter or marketmakers for the securities. Such transactions are usually conducted on a net basis with the Fund paying no brokerage commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and the purchases from dealers serving as marketmakers include the spread between the bid and asked prices.

The Board has approved procedures whereby a Fund may participate in a commission recapture program. Commission recapture is a form of institutional discount brokerage that returns commission dollars directly to a Fund. It provides a way to gain control over the commission expenses incurred by a Fund's Manager and/or Sub-Advisor, which can be significant over time, and thereby reduces expenses, improves cash flow and conserves assets. A Fund can derive commission recapture dollars from both equity trading commissions and fixed-income (commission equivalent) spreads. The Funds (except the International Fund I) may participate in a program through a relationship with Frank Russell Securities, Inc. The International Fund I participates in the program offered by FMR and Fidelity Management Trust Company. From time to time, the Board reviews whether participation in the recapture program is in the best interest of the Funds.

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The following table shows the brokerage commissions paid during the periods indicated.

Total Brokerage Commissions Paid For Periods Ended October 31
Fund	2011	2010	2009
Bond & Mortgage Securities	—	$ 49,254	$ 57,681
Core Plus Bond I	—	—	28,639
Diversified International	$2,025,075	4,436,453	4,213,104
Equity Income	748,042	1,503,800	1,938,447
Global Diversified Income	610,386	482,265	113,233
Global Real Estate Securities	224,747	63,865	21,624
High Yield	3,067	95,198	22,885
High Yield I	921	1,931	—
Income	—	—	2,749
International Emerging Markets	3,002,050	5,763,223	5,500,140
International I	1,439,160	2,761,756	2,533,866
LargeCap Blend II	211,056	371,234	735,117
LargeCap Growth	708,228	3,354,333	4,863,959
LargeCap Growth I	508,663	1,505,842	1,433,906
LargeCap Growth II	465,392	1,034,463	2,081,241
LargeCap S&P 500 Index	1,906	106,096	34,700
LargeCap Value	1,149,068	4,220,566	2,797,980
LargeCap Value I	1,262,399	2,852,155	2,423,360
LargeCap Value III	635,247	2,048,418	2,779,165
MidCap Blend	159,939	712,376	232,765
MidCap Growth	77,813	471,454	392,898
MidCap Growth III	636,363	1,816,981	1,907,356
MidCap S&P 400 Index	19,174	17,922	48,463
MidCap Value I	536,139	2,084,309	2,129,583
MidCap Value III	47,943	178,980	259,472
Overseas	489,415	1,055,704	704,858
Principal Capital Appreciation	104,690	300,993	455,916
Real Estate Securities	314,031	1,927,706	2,598,649
SmallCap Blend	131,130	554,491	842,197
SmallCap Growth I	791,356	2,005,380	1,201,907
SmallCap Growth II	202,654	1,795,292	1,769,007
SmallCap S&P 600 Index	23,349	227,276	64,646
SmallCap Value II	186,690	1,288,915	562,015
Tax Exempt Bond	—	1	—

The primary reasons for changes in several Funds' brokerage commissions for the three years were changes in Fund size; changes in market conditions; and changes in money managers of certain Funds, which required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions.

Brokerage Commissions were Paid to the Following Broker-Dealers who are Affiliated with the Sub-Advisor	Sub-Advisor Employed by Principal Funds, Inc. or Principal Variable Contracts Funds, Inc.	Principal Funds, Inc. Fund Advised by Sub-Advisor	Principal Variable Contracts Funds, Inc. Account Advised by Sub-Advisor
B-Trade Services, LLC; BNY Brokerage, Inc.; BNY Convergex Execution Solutions LLC Mellon Equity Associates L.P. Pershing, LLC; Westminster Research Associates LLC	Mellon Capital Management Corporation	Bond Market Index	N/A

BNP Paribas Securities Corp.; Exane Inc.; Sanford C. Bernstein & Co. LLC Williams Capital Group, LP	AllianceBernstein L.P.	SmallCap Growth I	N/A
138

Brokerage Commissions were Paid to the Following Broker-Dealers who are Affiliated with the Sub-Advisor	Sub-Advisor Employed by Principal Funds, Inc. or Principal Variable Contracts Funds, Inc.	Principal Funds, Inc. Fund Advised by Sub-Advisor	Principal Variable Contracts Funds, Inc. Account Advised by Sub-Advisor

BNP Paribas Securities Corp.; Exane Inc.; Sanford C. Bernstein & Co. LLC	Montag & Caldwell, Inc.	LargeCap Growth II	N/A

BTIG, LLC; Goldman Sachs & Co.; Goldman Sachs Execution & Clearing, LP; MF Global Ltd.; Pipeline Trading Systems, LLC; UNX	Goldman Sachs Asset Management LP	MidCap Value I	N/A

CIBC World Markets Corp	American Century Investment Management, Inc.	LargeCap Growth II	N/A

Credit Suisse	Credit Suisse Asset Management, LLC	Diversified Real Asset	N/A

Guggenheim Capital Markets LLC	Guggenheim Investment Management, LLC	Global Diversified Income	N/A

Bear Stearns Wealth Management (a JP Morgan Co); JP Morgan Cazenove Limited; JP Morgan Securities; Joseph Morgan & Co.; Ord Minnett Ltd	J.P. Morgan Investment Management, Inc.	High Yield I	SmallCap Value I

Bank of Tokyo-Mitsubishi UFJ Ltd.; China International Capital Corp; Citigroup Global Markets, Inc.; Citigroup Global Markets Ltd.; Mitsubishi UFJ Securities; Morgan Stanley & Co., LLC	Morgan Stanley Investment Management Inc. (doing business as Van Kampen)	N/A	Asset Allocation

Fidelity Brokerage Services, LLC; Fidelity Capital Markets Services; National Financial Services, LLC	Pyramis Global Advisors, LLC	International I	N/A

Lehman Brothers, Inc.; Neuberger Berman, LLC	Neuberger Berman Fixed Income, LLC	High Yield I	N/A

Merrill Lynch	BlackRock Financial Management, Inc.	Diversified Real Asset and Inflation Protection	N/A

Natixis Bleichroeder, Inc.; Natixis Securities North America, Inc.	Vaughan Nelson Investment Management, LP	SmallCap Value II	N/A

Spectrum Asset Management, Inc.	Columbus Circle Investors	LargeCap Growth, MidCap Growth, and SmallCap Growth I	LargeCap Growth

Spectrum Asset Management, Inc.	Edge Asset Management, Inc.	Equity Income, Government & High Quality Bond, High Yield, Income, Principal Capital Appreciation, Short-Term Income, and Strategic Asset Management Portfolios	Equity Income, Government & High Quality Bond; Income, Principal Capital Appreciation, Short-Term Income, and Strategic Asset Management Portfolios

Spectrum Asset Management, Inc.	Principal Global Investors, LLC	Bond & Mortgage Securities, California Municipal; Diversified International, Global Diversified Income, International Emerging Markets, International Equity Index; LargeCap S&P 500 Index, LargeCap Value, MidCap Blend; MidCap S&P 400 Index, MidCap Value III, Money Market, Principal LifeTime Funds, SmallCap Blend, Small-MidCap Dividend Income; SmallCap S&P 600 Index; Tax-Exempt Bond	Balanced, Bond & Mortgage Securities, Diversified International, International Emerging Markets, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, Money Market, Principal LifeTime Accounts, SmallCap Blend

139

Brokerage Commissions were Paid to the Following Broker-Dealers who are Affiliated with the Sub-Advisor	Sub-Advisor Employed by Principal Funds, Inc. or Principal Variable Contracts Funds, Inc.	Principal Funds, Inc. Fund Advised by Sub-Advisor	Principal Variable Contracts Funds, Inc. Account Advised by Sub-Advisor
Spectrum Asset Management, Inc.	Principal Real Estate Investors, LLC	Diversified Real Asset; Global Diversified Income, Global Real Estate Securities, Real Estate Securities	Real Estate Securities

Spectrum Asset Management, Inc.	Spectrum Asset Management, Inc.	Global Diversified Income and Preferred Securities	N/A

UBS Financial Services, Inc.; UBS Securities LLC	UBS Global Asset Management (Americas) Inc. *	LargeCap Value I	N/A

*	UBS Global Asset Management (Americas) Inc. provided sub-advisory services to the LargeCap Value Fund I for a portion of the period reflected in the table.

Brokerage commissions paid to affiliates during the periods ending October 31, 2011 were as follows:

Commissions Paid to BNP Paribas Securities Corp.
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
International I	2010	$1,142
	2009	3,704
Overseas	2010	8,518
	2009	4,511

Commissions Paid to BNY Brokerage, Inc.
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
Diversified International	2010	$ 9,494
	2009	1,697
Equity Income	2010	502,541
	2009	561,979
Global Diversified Income	2010	14,828
	2009	2,758
Global Real Estate Securities	2010	260
	2009	651
High Yield	2010	2,674
International Emerging Markets	2010	2,140
	2009	562
International I	2010	381
LargeCap Blend II	2010	461
	2009	396
LargeCap Growth	2009	9,920
LargeCap Growth I	2010	7,845
	2009	190
LargeCap Growth II	2010	180,941
	2009	16,444
LargeCap S&P 500 Index	2010	222
	2009	1,117
LargeCap Value	2010	103,471
	2009	140,105
LargeCap Value I	2010	298,298
	2009	75,224
LargeCap Value III	2010	25,630
	2009	263
140

Commissions Paid to BNY Brokerage, Inc.
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
MidCap Blend	2010	12,399
	2009	12,687
MidCap Growth III	2010	182,513
	2009	3,982
MidCap S&P 400 Index	2010	218
	2009	5,810
MidCap Value I	2010	10,118
	2009	57,709
MidCap Value III	2010	8,947
	2009	16,289
Overseas	2010	1,756
Principal Capital Appreciation	2010	18,901
	2009	25,173
Real Estate Securities	2010	30,342
	2009	251,055
SmallCap Blend	2010	7,872
	2009	18,716
SmallCap Growth I	2010	7,374
	2009	605
SmallCap Growth II	2010	100,376
	2009	10,615
SmallCap S&P 600 Index	2010	1,368
	2009	6,831
SmallCap Value I	2010	3,004
SmallCap Value II	2010	29,821
	2009	17,246

Commissions Paid to BNY Convergex Execution Solutions LLC
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
Diversified International	2011	$ 24,399	0.57%	0.82%
Equity Income	2011	472,051	29.97%	22.78%
Global Diversified Income	2011	74,130	6.16%	6.00%
Global Real Estate Securities	2011	7,723	1.19%	1.16%
International Emerging Markets	2011	11,743	0.21%	0.58%
LargeCap Blend II	2011	8	0.00%	0.00%
LargeCap Growth I	2011	180	0.01%	0.02%
LargeCap Growth II	2011	213,221	24.47%	15.61%
LargeCap S&P 500 Index	2011	881	2.02%	2.30%
LargeCap Value	2011	316,813	8.15%	8.25%
LargeCap Value I	2011	417,184	12.42%	12.03%
LargeCap Value III	2011	441	0.02%	0.03%
MidCap Blend	2011	39,226	3.32%	5.91%
MidCap Growth III	2011	177,888	10.62%	4.69%
MidCap S&P 400 Index	2011	4,075	10.84%	11.23%
MidCap Value I	2011	503	0.03%	0.05%
MidCap Value III	2011	7,485	4.49%	5.77%
Overseas	2011	26,174	2.01%	1.96%
Principal Capital Appreciation	2011	27,127	6.03%	9.75%
141

Commissions Paid to BNY Convergex Execution Solutions LLC
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
Real Estate Securities	2011	28,742	3.05%	4.12%
SmallCap Blend	2011	6,616	1.05%	1.51%
SmallCap Growth I	2011	7,724	0.29%	0.32%
SmallCap Growth II	2011	65,623	6.51%	6.99%
SmallCap S&P 600 Index	2011	6,811	19.08%	19.98%
SmallCap Value II	2011	19,042	1.56%	1.20%

Commissions Paid to BTIG, LLC (Goldman)
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
International I	2009	$ 353
LargeCap Value III	2009	22,758
MidCap Blend	2009	282
MidCap Growth III	2009	3,422
Real Estate Securities	2009	3,420
SmallCap Blend	2009	1,972
SmallCap Growth I	2009	2,694
SmallCap Growth II	2009	862
SmallCap Value II	2009	471

Commissions Paid to B-Trade Services, LLC
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
LargeCap Blend II	2009	$ 1,353
LargeCap Growth	2009	565
LargeCap Growth I	2009	3,304
LargeCap Growth II	2009	23,987
LargeCap Value III	2009	1,821
MidCap Growth	2009	1,911
MidCap Growth III	2009	20,298
MidCap Value I	2009	17,311
SmallCap Blend	2009	115
SmallCap Growth I	2009	2,032
SmallCap Growth II	2009	127,531

Commissions Paid to Bank of Tokyo Mitsubishi UFJ Ltd.
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
International I	2009	$671

142

Commissions Paid to Bear Stearns Wealth Management (a JP Morgan Co)
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
High Yield I	2010	$ 21
International I	2010	2,261
	2009	9,914
LargeCap Blend II	2010	10,481
	2009	1,596
LargeCap Growth I	2010	50,321
	2009	5,928
LargeCap Growth II	2010	100
LargeCap Value I	2010	24,932
	2009	12,211
MidCap Blend	2009	349
MidCap Growth III	2010	136,728
	2009	14,121
Principal Capital Appreciation	2009	1,952
SmallCap Growth I	2010	1,682
SmallCap Growth II	2009	3,634

Commissions Paid to China International Capital Corp (Morgan Stanley)
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
International I	2010	$63,675
	2009	551

Commissions Paid to CIBC World Markets Corp.
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
Diversified International	2011	$14,583	0.34%	0.23%
Global Real Estate Securities	2011	832	0.13%	0.07%
LargeCap Blend II	2011	155	0.02%	0.02%
LargeCap Growth	2011	23,018	0.88%	0.66%
LargeCap Growth I	2011	1,020	0.06%	0.02%
LargeCap Value III	2011	5,211	0.27%	0.09%
MidCap Growth	2011	6,283	1.63%	2.39%
Overseas	2011	1,405	0.11%	0.05%
SmallCap Growth I	2011	50,580	1.91%	1.67%

Commissions Paid to Citigroup Global Markets, Inc.
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
Bond & Mortgage Securities	2010	$ 3
Core Plus Bond I	2009	50
Diversified International	2010	311,948
	2009	260,604
Equity Income	2010	2,228
	2009	16,428
Global Diversified Income	2010	38,704
	2009	7,691
143

Commissions Paid to Citigroup Global Markets, Inc.
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
Global Real Estate Securities	2010	7,184
	2009	1,980
International Emerging Markets	2010	544,912
	2009	362,020
International I	2010	133,583
	2009	186,897
LargeCap Blend II	2010	14,947
	2009	59,032
LargeCap Growth	2010	100,408
	2009	157,210
LargeCap Growth I	2010	25,876
	2009	40,770
LargeCap Growth II	2010	44,628
	2009	83,811
LargeCap S&P 500 Index	2010	2,421
	2009	1,234
LargeCap Value	2010	101,203
	2009	134,322
LargeCap Value I	2010	159,578
	2009	247,535
LargeCap Value III	2010	48,883
	2009	154,503
MidCap Blend	2010	3,374
	2009	13,762
MidCap Growth	2010	2,993
	2009	5,048
MidCap Growth III	2010	38,478
	2009	78,816
MidCap S&P 400 Index	2010	1,838
	2009	3,925
MidCap Value I	2010	39,740
	2009	52,243
MidCap Value III	2010	3,552
	2009	16,418
Overseas	2010	242,493
	2009	44,610
Principal Capital Appreciation	2010	1,909
	2009	8,962
Real Estate Securities	2010	101,943
	2009	162,679
SmallCap Blend	2010	9,099
	2009	17,613
SmallCap Growth I	2010	45,668
	2009	60,323
SmallCap Growth II	2010	14,775
	2009	32,727
SmallCap S&P 600 Index	2010	2,450
	2009	5,553
SmallCap Value I	2010	5,910
SmallCap Value II	2010	123
	2009	1,602

144

Commissions Paid to Citigroup Global Markets Limited
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
Diversified International	2011	$304,394	7.10%	6.50%
Global Diversified Income	2011	69,925	5.81%	6.21%
Global Real Estate Securities	2011	75,862	11.67%	9.51%
High Yield I	2011	63	0.51%	0.31%
International Emerging Markets	2011	569,380	10.36%	10.26%
International I	2011	195,003	6.91%	6.38%
Overseas	2011	57,163	4.38%	3.05%
LargeCap Blend II	2011	13,060	2.04%	2.68%
LargeCap Growth	2011	44,781	1.71%	0.96%
LargeCap Growth I	2011	42,083	2.62%	2.49%
LargeCap Growth II	2011	41,334	4.74%	7.20%
LargeCap S&P 500 Index	2011	546	1.25%	3.03%
LargeCap Value	2011	134,391	3.46%	6.69%
LargeCap Value I	2011	201,865	6.01%	4.57%
LargeCap Value III	2011	72,467	3.77%	3.65%
MidCap Blend	2011	11,203	0.95%	1.10%
MidCap Growth	2011	6,772	1.76%	1.56%
MidCap Growth III	2011	12,686	0.76%	0.27%
MidCap S&P 400 Index	2011	587	1.56%	3.37%
MidCap Value I	2011	58,601	3.03%	2.04%
MidCap Value III	2011	4,538	2.72%	2.96%
Real Estate Securities	2011	20,949	2.22%	2.45%
SmallCap Blend	2011	22,859	3.64%	2.39%
SmallCap Growth I	2011	70,773	2.67%	3.43%
SmallCap Growth II	2011	6,056	0.60%	0.76%
SmallCap S&P 600 Index	2011	832	2.33%	4.85%
SmallCap Value II	2011	15,214	1.25%	1.24%

Commissions Paid to Credit Suisse
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
Diversified International	2011	$441,381	10.30%	11.26%
	2010	472,672
Equity Income	2011	29,067	1.85%	2.51%
	2010	19,648
Global Diversified Income	2011	67,377	5.60%	6.70%
	2010	11,998
Global Real Estate Securities	2011	29,103	4.48%	4.21%
	2010	1,919
High Yield	2010	46
International Emerging Markets	2011	360,175	6.55%	6.92%
	2010	401,262
International I	2011	357,061	12.65%	12.68%
	2010	213,318
LargeCap Blend II	2011	24,023	3.76%	3.88%
	2010	12,373
LargeCap Growth	2011	116,306	4.45%	3.58%
	2010	39,248
145

Commissions Paid to Credit Suisse
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
LargeCap Growth I	2011	59,410	3.70%	6.46%
	2010	61,693
LargeCap Growth II	2011	37,848	4.34%	3.46%
	2010	57,022
LargeCap S&P 500 Index	2011	43	0.10%	0.16%
	2010	314
LargeCap Value	2011	77,188	1.98%	2.78%
	2010	43,893
LargeCap Value I	2011	115,111	3.43%	3.35%
	2010	188,647
LargeCap Value III	2011	72,064	3.75%	3.29%
	2010	38,530
MidCap Blend	2011	30,487	2.58%	2.95%
	2010	16,315
MidCap Growth	2011	8,316	2.16%	2.95%
	2010	10,429
MidCap Growth III	2011	166,719	9.95%	13.26%
	2010	200,681
MidCap S&P 400 Index	2011	69	0.18%	0.28%
	2010	478
MidCap Value I	2011	96,665	5.00%	3.61%
	2010	61,517
MidCap Value III	2011	1,391	0.83%	0.91%
	2010	8,862
Overseas	2011	93,530	7.17%	6.90%
	2010	49,520
Principal Capital Appreciation	2011	14,122	3.14%	2.99%
	2010	4,786
Real Estate Securities	2011	32,163	3.41%	5.40%
	2010	14,960
SmallCap Blend	2011	22,690	3.61%	3.63%
	2010	36,923
SmallCap Growth I	2011	103,615	3.90%	3.21%
	2010	48,352
SmallCap Growth II	2011	19,398	1.92%	1.83%
	2010	9,473
SmallCap S&P 600 Index	2011	5,090	14.26%	12.79%
	2010	4,636
SmallCap Value I	2010	29,105
SmallCap Value II	2011	17,596	1.44%	1.12%
	2010	12,036

Commissions Paid to Exane Inc.
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
Diversified International	2009	$70,495
International I	2009	25,212
Overseas	2009	6,187

146

Commissions Paid to Fidelity Brokerage Services, LLC
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
Diversified International	2011	$ 34	0.00%	0.00%
Global Diversified Income	2011	7,808	0.65%	2.31%
Global Real Estate Securities	2011	123	0.02%	0.03%
International Emerging Markets	2011	316	0.01%	0.05%
LargeCap S&P 500 Index	2011	0	0.00%	0.00%
LargeCap Value	2011	19,259	0.50%	1.67%
LargeCap Value III	2011	27,990	1.46%	1.30%
MidCap Blend	2011	208	0.02%	0.10%
MidCap Growth III	2011	42	0.00%	0.00%
MidCap Value III	2011	885	0.53%	1.20%
Real Estate Securities	2011	2,295	0.24%	0.63%
SmallCap Blend	2011	2,432	0.39%	0.84%
SmallCap Growth I	2011	40,809	1.54%	2.39%
SmallCap Value II	2011	430	0.04%	0.03%

Commissions Paid to Fidelity Capital Markets Services
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
Diversified International	2010	$ 359
Global Diversified Income	2010	5,164
	2009	52
Global Real Estate Securities	2010	143
International Emerging Markets	2010	329
LargeCap Value	2010	43,244
LargeCap Value III	2010	25,874
	2009	19,211
MidCap Blend	2010	1,151
MidCap Growth III	2009	90
MidCap Value III	2010	883
Real Estate Securities	2010	39,038
SmallCap Blend	2010	4,536
SmallCap Growth I	2010	21,441
	2009	3,969

Commissions Paid to Goldman Sachs & Co.
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
Diversified International	2011	$226,997	5.30%	3.82%
	2010	113,114
	2009	219,858
Global Diversified Income	2011	33,195	2.76%	1.71%
	2010	6,829
	2009	716
Global Real Estate Securities	2011	16,372	2.52%	1.57%
	2010	1,447
	2009	229
High Yield	2011	3,000	4.55%	24.92%
High Yield I	2011	419	3.39%	2.05%
International Emerging Markets	2011	495,061	9.01%	7.55%
147

Commissions Paid to Goldman Sachs & Co.
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
	2010	242,913
	2009	295,444
International I	2011	246,948	8.75%	8.09%
	2010	125,070
	2009	178,358
LargeCap Blend II	2011	62,740	9.82%	8.12%
	2010	21,468
	2009	19,170
LargeCap Growth	2011	27,425	1.05%	1.62%
	2010	45,741
	2009	197,397
LargeCap Growth I	2011	137,617	8.56%	6.24%
	2010	97,470
	2009	73,786
LargeCap Growth II	2011	11,991	1.38%	2.10%
	2010	34,818
	2009	13,364
LargeCap Value	2011	6,577	0.17%	0.08%
	2010	72,866
	2009	55,187
LargeCap Value I	2011	88,166	2.62%	1.42%
	2010	46,210
	2009	61,743
LargeCap Value III	2011	145,875	7.58%	3.82%
	2010	62,660
	2009	224,642
MidCap Blend	2011	4,622	0.39%	0.17%
	2010	12,226
	2009	2,868
MidCap Growth	2011	5,033	1.31%	2.46%
	2010	12,221
	2009	7,239
MidCap Growth III	2011	7,613	0.45%	0.23%
	2010	22,532
	2009	19,856
MidCap Value I	2011	53,499	2.76%	3.42%
	2010	57,397
	2009	47,737
MidCap Value III	2011	926	0.56%	0.54%
	2010	1,582
	2009	3,131
Overseas	2011	18,881	1.45%	0.86%
	2010	7,203
	2009	11,850
Real Estate Securities	2011	2,863	0.30%	0.45%
	2010	4,915
	2009	20,939
SmallCap Blend	2011	24,116	3.84%	4.24%
	2010	12,971
	2009	10,698
SmallCap Growth I	2011	124,558	4.69%	4.05%
	2010	35,674
148

Commissions Paid to Goldman Sachs & Co.
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
	2009	50,984
SmallCap Growth II	2011	15,796	1.57%	1.09%
	2010	18,549
	2009	8,279
SmallCap Value I	2010	13,262
SmallCap Value II	2011	212	0.02%	0.02%

Commissions Paid to Goldman Sachs Execution & Clearing, LP
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
LargeCap Blend II	2009	$ 8,429
LargeCap Growth	2009	428
LargeCap Growth I	2009	12,213
LargeCap Growth II	2009	132
LargeCap Value I	2009	96,716
MidCap Growth	2009	89
SmallCap Growth I	2009	521
SmallCap Growth II	2009	32,213

Commissions Paid to Guggenheim Capital Markets LLC
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
LargeCap Blend II	2011	$ 12	0.00%	0.00%
	2010	36
LargeCap Growth I	2011	870	0.05%	0.04%
SmallCap Growth II	2011	1,641	0.16%	0.19%

Commissions Paid to JP Morgan Cazenove Limited
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
Diversified International	2010	$19,131
	2009	41,368
Global Real Estate Securities	2010	14
	2009	39
International I	2011	1,874	0.07%	0.04%
	2010	1,215
	2009	44,616
Overseas	2010	3,663
	2009	110

149

Commissions Paid to J.P. Morgan Securities
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
Diversified International	2011	$265,671	6.20%	5.93%
	2010	343,076
	2009	327,034
Equity Income	2011	38,860	2.47%	2.37%
	2010	41,249
	2009	95,099
Global Diversified Income	2011	56,690	4.71%	5.00%
	2010	21,414
	2009	4,301
Global Real Estate Securities	2011	29,293	4.50%	3.65%
	2010	5,409
	2009	1,776
International Emerging Markets	2011	446,612	8.13%	8.53%
	2010	685,963
	2009	739,219
International I	2011	180,226	6.38%	4.55%
	2010	137,023
	2009	171,589
LargeCap Blend II	2011	40,442	6.33%	6.02%
	2010	37,480
	2009	64,181
LargeCap Growth	2011	362,866	13.88%	13.05%
	2010	304,027
	2009	438,205
LargeCap Growth I	2011	125,912	7.83%	9.76%
	2010	74,462
	2009	122,746
LargeCap Growth II	2011	58,010	6.66%	7.01%
	2010	83,224
	2009	153,178
LargeCap S&P 500 Index	2011	26	0.06%	0.09%
	2010	418
	2009	113
LargeCap Value	2011	184,935	4.76%	7.21%
	2010	349,242
	2009	318,588
LargeCap Value I	2011	136,372	4.06%	3.82%
	2010	101,074
	2009	76,743
LargeCap Value III	2011	99,866	5.19%	7.33%
	2010	149,985
	2009	137,136
MidCap Blend	2011	11,341	0.96%	1.70%
	2010	4,658
	2009	8,452
MidCap Growth	2011	17,781	4.62%	3.50%
	2010	42,338
	2009	28,409
MidCap Growth III	2011	59,545	3.55%	2.73%
	2010	145,703
150

Commissions Paid to J.P. Morgan Securities
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
	2009	361,287
MidCap S&P 400 Index	2011	2,546	6.77%	6.44%
	2010	3,458
	2009	278
MidCap Value I	2011	109,535	5.66%	5.48%
	2010	64,827
	2009	85,934
MidCap Value III	2011	7,348	4.41%	6.29%
	2010	12,223
	2009	18,805
Overseas	2011	32,466	2.49%	2.06%
	2010	26,257
	2009	13,227
Principal Capital Appreciation	2011	14,162	3.15%	3.24%
	2010	8,129
	2009	17,565
Real Estate Securities	2011	57,123	6.06%	10.02%
	2010	95,546
	2009	136,410
SmallCap Blend	2011	14,187	2.26%	3.02%
	2010	16,425
	2009	33,078
SmallCap Growth I	2011	116,629	4.39%	3.89%
	2010	126,926
	2009	53,641
SmallCap Growth II	2011	19,445	1.93%	1.42%
	2010	58,849
	2009	69,419
SmallCap S&P 600 Index	2011	30	0.08%	0.12%
	2010	5,885
	2009	5,735
SmallCap Value I	2010	19,555
SmallCap Value II	2011	46,823	3.84%	3.22%
	2010	2,709
	2009	5,488

Commissions Paid to Joseph Morgan Co
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
SmallCap Growth II	2010	$ 193
	2009	4,131

Commissions Paid to Lehman Brothers, Inc.
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
LargeCap Growth II	2009	$39,487
LargeCap Value III	2009	28,510
SmallCap Growth II	2009	14,788

151

Commissions Paid to Merrill Lynch
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
Diversified International	2009	$457,377
Equity Income	2009	84,878
Global Diversified Income	2009	5,466
Global Real Estate Securities	2009	983
International Emerging Markets	2009	665,919
International I	2009	275,249
LargeCap Blend II	2009	60,445
LargeCap Growth	2009	156,551
LargeCap Growth I	2009	74,436
LargeCap Growth II	2009	78,491
LargeCap S&P 500 Index	2009	2,052
LargeCap Value	2009	399,682
LargeCap Value I	2009	275,622
LargeCap Value III	2009	429,529
MidCap Blend	2009	15,580
MidCap Growth	2009	15,494
MidCap Growth III	2009	3,713
MidCap S&P 400 Index	2009	2,462
MidCap Value I	2009	96,224
MidCap Value III	2009	23,266
Overseas	2009	108,711
Principal Capital Appreciation	2009	25,959
Real Estate Securities	2009	228,328
SmallCap Blend	2009	49,520
SmallCap Growth I	2009	64,300
SmallCap Growth II	2009	67,892
SmallCap S&P 600 Index	2009	911
SmallCap Value II	2009	50,285

Commissions Paid to MF Global Ltd.
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
International I	2009	$5,445

Commissions Paid to Mitsubishi UFJ Securities
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
Diversified International	2011	$ 4,064	0.09%	0.08%
	2010	15,138
	2009	13,195
Global Diversified Income	2011	6,293	0.52%	0.33%
	2010	946
International I	2011	1,208	0.04%	0.05%
	2010	1,683
	2009	5,167
Overseas	2011	4,743	0.36%	0.23%
	2010	8,164
	2009	3,773

152

Commissions Paid to Mellon Equity Associates L.P.
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
SmallCap Growth II	2009	$1,246

Commissions Paid to Morgan Stanley & Co., LLC
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
Core Plus Bond I	2009	$ 26,908
Diversified International	2011	332,213	7.75%	9.28%
	2010	384,364
	2009	288,642
Equity Income	2011	2,464	0.16%	0.24%
	2010	3,616
	2009	25,528
Global Diversified Income	2011	29,627	2.46%	1.86%
	2010	15,085
	2009	1,961
Global Real Estate Securities	2011	18,422	2.83%	3.50%
	2010	2,624
	2009	282
High Yield I	2011	440	3.57%	2.46%
International Emerging Markets	2011	552,533	10.05%	8.81%
	2010	694,306
	2009	385,402
International I	2011	261,077	9.25%	9.16%
	2010	200,357
	2009	144,701
LargeCap Blend II	2011	50,001	7.82%	6.32%
	2010	33,139
	2009	38,474
LargeCap Growth	2011	46,826	1.79%	2.39%
	2010	85,901
	2009	82,471
LargeCap Growth I	2011	82,499	5.13%	3.76%
	2010	52,375
	2009	38,025
LargeCap Growth II	2011	27,689	3.18%	4.25%
	2010	33,781
	2009	99,215
LargeCap S&P 500 Index	2011	59	0.14%	0.22%
	2010	101
	2009	310
LargeCap Value	2011	65,046	1.67%	2.95%
	2010	124,885
	2009	25,528
LargeCap Value I	2011	82,630	2.46%	1.89%
	2010	128,056
	2009	33,249
LargeCap Value III	2011	109,268	5.68%	4.21%
	2010	97,727
	2009	109,509
MidCap Blend	2011	18,797	1.59%	1.36%
153

Commissions Paid to Morgan Stanley & Co., LLC
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
	2010	12,495
	2009	296
MidCap Growth	2011	15,448	4.01%	2.88%
	2010	6,719
	2009	11,862
MidCap Growth III	2011	36,217	2.16%	2.24%
	2010	57,659
	2009	96,503
MidCap S&P 400 Index	2011	1,262	3.36%	0.75%
	2010	259
	2009	6,504
MidCap Value I	2011	106,449	5.50%	3.63%
	2010	84,047
	2009	124,645
MidCap Value III	2011	10,861	6.52%	9.09%
	2010	11,700
	2009	3,018
Overseas	2011	162,326	12.45%	18.67%
	2010	85,332
	2009	93,165
Principal Capital Appreciation	2011	18,997	4.22%	3.78%
	2010	10,411
	2009	2,541
Real Estate Securities	2011	18,612	1.98%	1.56%
	2010	30,075
	2009	3,097
SmallCap Blend	2011	7,233	1.15%	1.42%
	2010	3,585
	2009	16,990
SmallCap Growth I	2011	132,864	5.00%	2.57%
	2010	152,016
	2009	42,066
SmallCap Growth II	2011	35,896	3.56%	6.01%
	2010	96,100
	2009	22,508
SmallCap S&P 600 Index	2011	22	0.06%	0.09%
	2010	151
	2009	820
SmallCap Value I	2010	8,450
SmallCap Value II	2011	33,381	2.73%	3.45%
	2010	39,166
	2009	21,483

Commissions Paid to National Financial Services, LLC
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
LargeCap Blend II	2011	$ 63	0.01%	0.00%
	2010	96
	2009	1,604
LargeCap Growth I	2011	12	0.00%	0.00%
154

Commissions Paid to National Financial Services, LLC
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
	2010	627
LargeCap Value III	2010	6,015
MidCap Growth III	2009	639
MidCap Value I	2011	1,221	0.06%	0.16%
	2010	603
Principal Capital Appreciation	2009	59

Commissions Paid to Natixis Bleichroeder, Inc.
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
Diversified International	2010	$ 73
LargeCap Blend II	2009	321
LargeCap Growth	2009	2,224
SmallCap Growth I	2009	1,761

Commissions Paid to Natixis Securities North America, Inc.
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
Diversified International	2011	$5,275	0.12%	0.23%
	2009	218
International I	2009	2,178

Commissions Paid to Ord Minnett Ltd
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
International I	2010	$497

Commissions Paid to Pershing, LLC
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
MidCap Growth III	2009	$ 3,316
MidCap S&P 400 Index	2009	74
MidCap Value III	2009	356
Principal Capital Appreciation	2009	1,762
SmallCap Growth I	2010	5
SmallCap Growth II	2011	29,003	2.88%	1.11%
	2010	186,984
	2009	183,182
SmallCap Value II	2010	3
	2009	5,028

155

Commissions Paid to Pipeline Trading Systems LLC
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
Global Diversified Income	2010	$ 13
LargeCap Blend II	2010	202
LargeCap Growth	2010	16,721
LargeCap Growth I	2010	1,366
LargeCap Value	2010	47,000
LargeCap Value I	2010	8,080
LargeCap Value III	2010	134
MidCap Blend	2010	3,908
MidCap Growth	2010	491
MidCap Growth III	2010	1,445
MidCap Value I	2010	1,502
MidCap Value III	2010	463
Real Estate Securities	2010	3,147
SmallCap Growth I	2010	5,861
SmallCap Growth II	2010	3,453

Commissions Paid to Sanford C. Bernstein & Co. LLC
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
Diversified International	2011	$ 10,498	0.24%	0.61%
	2010	9,038
	2009	14,197
Equity Income	2011	173,965	11.04%	11.08%
	2010	172,662
	2009	163,854
Global Diversified Income	2011	15,379	1.28%	1.91%
	2010	2,617
	2009	683
Global Real Estate Securities	2011	9,002	1.38%	2.59%
	2010	205
	2009	97
High Yield	2011	67	0.10%	0.08%
Income	2009	1,069
International I	2011	722	0.03%	0.02%
	2010	9,175
	2009	27,095
LargeCap Blend II	2011	11,371	1.78%	3.21%
	2010	11,808
	2009	16,436
LargeCap Growth	2011	29,899	1.14%	0.82%
	2010	44,476
	2009	76,212
LargeCap Growth I	2011	25,916	1.61%	1.49%
	2010	32,961
	2009	32,357
LargeCap Growth II	2011	31,968	3.67%	5.69%
	2010	54,673
	2009	93,815
LargeCap Value	2011	180,849	4.65%	8.41%
156

Commissions Paid to Sanford C. Bernstein & Co. LLC
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
	2010	91,278
	2009	53,291
LargeCap Value I	2011	156,117	4.65%	4.68%
	2010	70,002
	2009	13,986
LargeCap Value III	2011	23,172	1.20%	1.26%
	2010	22,247
	2009	12,735
MidCap Blend	2011	24,333	2.06%	2.61%
	2010	2,133
	2009	1,761
MidCap Growth	2011	5,060	1.31%	1.39%
	2010	2,136
	2009	5,930
MidCap Growth III	2011	15,842	0.95%	1.28%
	2010	20,400
	2009	4,716
MidCap S&P 400 Index	2011	37	0.10%	0.25%
	2009	62
MidCap Value I	2011	36,975	1.91%	2.04%
	2010	57,416
	2009	6,961
MidCap Value III	2011	9,576	5.75%	5.90%
	2010	3,513
	2009	5,081
Overseas	2011	12,557	0.96%	0.57%
	2010	10,170
	2009	4,599
Principal Capital Appreciation	2011	26,210	5.82%	6.12%
	2010	3,003
	2009	30,677
Real Estate Securities	2011	71,457	7.59%	10.69%
	2010	112,305
	2009	109,095
SmallCap Blend	2011	2,474	0.39%	0.20%
	2010	251
	2009	1,330
SmallCap Growth I	2011	5,074	0.19%	0.25%
	2010	5,400
	2009	6,056
SmallCap Growth II	2011	3,318	0.33%	0.28%
	2010	5,966
	2009	4,123
SmallCap S&P 600 Index	2011	75	0.21%	0.49%
	2009	40
SmallCap Value I	2010	5,161
SmallCap Value II	2011	9,869	0.81%	0.41%
	2010	2,431
	2009	3,488

157

Commissions Paid to Spectrum Asset Management, Inc.
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
Bond & Mortgage Securities	2010	$ 49,252
	2009	57,571
Global Diversified Income	2011	163,647	13.59%	13.51%
	2010	84,571
	2009	21,550

Commissions Paid to UBS Financial Services Inc.
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
Equity Income	2010	$ 7,308
Global Diversified Income	2010	3,992
	2009	13
International I	2010	245
LargeCap Blend II	2011	1,894	0.30%	0.41%
	2010	1,114
LargeCap Growth I	2011	3,563	0.22%	0.23%
	2010	5,121
LargeCap Growth II	2011	8,076	0.93%	0.69%
	2010	25,053
	2009	7,920
LargeCap Value I	2011	9,690	0.29%	0.16%
	2010	6,656
MidCap Blend	2010	6,592
MidCap Growth III	2011	3,131	0.19%	0.10%
MidCap Value I	2010	1,408
Principal Capital Appreciation	2010	2,837
Real Estate Securities	2010	3,144
SmallCap Blend	2010	2,303
SmallCap Value II	2010	4,407

Commissions Paid to UBS Securities LLC
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
Core Plus Bond I	2009	$ 63
Diversified International	2011	395,565	9.23%	8.77%
	2010	311,097
	2009	362,511
Equity Income	2011	31,636	2.01%	2.99%
	2010	70,043
	2009	80,054
Global Diversified Income	2011	86,316	7.17%	8.31%
	2010	17,092
	2009	25,460
Global Real Estate Securities	2011	38,015	5.85%	6.70%
	2010	2,865
	2009	2,675
High Yield	2010	8,000
	2009	3,000
158

Commissions Paid to UBS Securities LLC
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
International Emerging Markets	2011	566,230	10.30%	9.59%
	2010	493,881
	2009	514,914
International I	2011	195,042	6.91%	9.42%
	2010	344,160
	2009	304,861
LargeCap Blend II	2011	7,285	1.14%	0.81%
	2010	5,442
	2009	25,321
LargeCap Growth	2011	57,108	2.18%	1.72%
	2010	79,438
	2009	69,564
LargeCap Growth I	2011	29,582	1.84%	2.15%
	2010	16,076
	2009	26,386
LargeCap Growth II	2011	35,254	4.05%	7.34%
	2010	9,079
	2009	20,934
LargeCap S&P 500 Index	2011	351	0.80%	1.27%
	2010	92,144
	2009	7,615
LargeCap Value	2011	164,010	4.22%	4.87%
	2010	88,678
	2009	198,050
LargeCap Value I	2011	55,264	1.65%	2.92%
	2010	48
	2009	74,858
LargeCap Value III	2011	78,893	4.10%	5.35%
	2010	71,189
	2009	63,885
MidCap Blend	2011	19,722	1.67%	2.24%
	2010	4,821
	2009	3,738
MidCap Growth	2011	13,120	3.41%	2.17%
	2010	13,969
	2009	7,848
MidCap Growth III	2011	156,680	9.35%	8.88%
	2010	95,575
	2009	81,223
MidCap S&P 400 Index	2011	10,598	28.19%	28.11%
	2010	5,422
	2009	10,788
MidCap Value I	2011	72,691	3.76%	2.58%
	2010	104,609
	2009	73,382
MidCap Value III	2011	4,933	2.96%	3.32%
	2010	20,229
	2009	14,858
Overseas	2011	75,718	5.81%	9.31%
	2010	167,908
	2009	152,289
159

Commissions Paid to UBS Securities LLC
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
Principal Capital Appreciation	2011	4,071	0.90%	1.50%
	2010	4,245
	2009	34,525
Real Estate Securities	2011	79,828	8.47%	8.48%
	2010	227,984
	2009	158,786
SmallCap Blend	2011	28,523	4.54%	4.73%
	2010	54,504
	2009	69,660
SmallCap Growth I	2011	138,731	5.23%	4.82%
	2010	81,043
	2009	28,450
SmallCap Growth II	2011	6,478	0.64%	0.51%
	2010	5,891
	2009	6,731
SmallCap S&P 600 Index	2011	10,490	29.38%	28.96%
	2010	198,455
	2009	19,964
SmallCap Value I	2010	3,092
SmallCap Value II	2011	4,805	0.39%	0.25%
	2010	6,929
	2009	10,421

Commissions Paid to UNX
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
SmallCap Value II	2011	$39,317	3.22%	3.02%

Commissions Paid to Westminster Research Associates LLC
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
Overseas	2011	$4,450	0.34%	0.10%

Commissions Paid to The Williams Capital Group, L.P.
Fund	Fiscal Year Ended	Total Dollar Amount	As Percent of Total Commissions	Percent of Dollar Amount of Commissionable Transactions
LargeCap Value III	2009	$11,884
SmallCap Growth I	2009	48
SmallCap Value II	2009	1,858

Material differences, if any, between the percentage of a Fund's brokerage commissions paid to a broker and the percentage of transactions effected through that broker reflect the commissions rates the Sub-Advisor has negotiated with the broker. Commission rates a Sub-Advisor pays to brokers may vary and reflect such factors as the trading volume placed with a broker, the type of security, the market in which a security is traded and the trading volume of that security, the types of services provided by the broker (i.e. execution services only or additional research services) and the quality of a broker's execution.

160

The following table indicates the value of each Fund's aggregate holdings, in thousands, of the securities of its regular brokers or dealers for the fiscal year ended October 31, 2011.

Holdings of Securities of Principal Funds, Inc. Regular Brokers and Dealers
Fund	Broker or Dealer	Holdings (in thousands)
Bond & Mortgage Securities	Bank of America Corp	$59,782
	Bank of New York Mellon Corp/The	4,818
	Citigroup Inc	31,356
	Deutsche Bank AG	47,670
	Goldman Sachs Group Inc/The	10,390
	Morgan Stanley	66,809
	Nomura Holdings Inc	41
Core Plus Bond I	Bank of America Corp	44,013
	Citigroup Inc	63,071
	Deutsche Bank AG	3,289
	Goldman Sachs Group Inc/The	5,475
	Morgan Stanley	19,158
	Nomura Holdings Inc	14,737
	UBS AG	4,788
Diversified International	Bank of America Corp	13,429
	Deutsche Bank AG	14,313
Equity Income	Bank of America Corp	15,554
	Deutsche Bank AG	16,578
Global Diversified Income	Bank of America Corp	17,880
	Citigroup Inc	22,680
	Deutsche Bank AG	17,757
	Morgan Stanley	9,539
Government & High Quality Bond	Bank of America Corp	22,043
	Citigroup Inc	80,718
	Deutsche Bank AG	23,495
	Morgan Stanley	24,233
High Yield	Bank of America Corp	89,114
	Deutsche Bank AG	91,412
High Yield I	Bank of America Corp	26,169
	Deutsche Bank AG	15,523
Income	Bank of America Corp	37,734
	Citigroup Inc	15,936
	Deutsche Bank AG	20,650
	Goldman Sachs Group Inc/The	17,185
	Morgan Stanley	16,080
Inflation Protection	Citigroup Inc	372
	Morgan Stanley	1
International Emerging Markets	Bank of America Corp	4,509
	Deutsche Bank AG	4,806
International I	Bank of America Corp	11,582
	Deutsche Bank AG	12,926
	Nomura Holdings Inc	270
	UBS AG	3,398
LargeCap Blend II	Bank of America Corp	11,387
	Bank of New York Mellon Corp/The	647
	Citigroup Inc	9,276
	Deutsche Bank AG	9,593
161

Holdings of Securities of Principal Funds, Inc. Regular Brokers and Dealers
Fund	Broker or Dealer	Holdings (in thousands)
	Goldman Sachs Group Inc/The	2,419
	Morgan Stanley	1,411
LargeCap Growth	Bank of America Corp	11,761
	Deutsche Bank AG	12,535
LargeCap Growth I	Bank of America Corp	31,681
	Deutsche Bank AG	33,767
LargeCap Growth II	Bank of America Corp	12,805
	Deutsche Bank AG	13,648
LargeCap S&P 500 Index	Bank of America Corp	27,799
	Bank of New York Mellon Corp/The	5,178
	Citigroup Inc	18,197
	Deutsche Bank AG	15,065
	Goldman Sachs Group Inc/The	10,939
	Morgan Stanley	5,170
LargeCap Value	Bank of America Corp	11,880
	Citigroup Inc	21,473
	Deutsche Bank AG	12,662
	Goldman Sachs Group Inc/The	9,501
	Morgan Stanley	4,496
LargeCap Value I	Bank of America Corp	21,266
	Bank of New York Mellon Corp/The	2,337
	Citigroup Inc	25,107
	Deutsche Bank AG	16,213
	Goldman Sachs Group Inc/The	23,038
	Morgan Stanley	2,400
LargeCap Value III	Bank of America Corp	17,140
	Bank of New York Mellon Corp/The	1,465
	Citigroup Inc	23,087
	Deutsche Bank AG	5,831
	Goldman Sachs Group Inc/The	3,110
	Morgan Stanley	1,504
MidCap Blend	Bank of America Corp	7,640
	Deutsche Bank AG	8,143
MidCap Growth	Bank of America Corp	905
	Deutsche Bank AG	965
MidCap Growth III	Bank of America Corp	12,796
	Deutsche Bank AG	13,639
MidCap S&P 400 Index	Bank of America Corp	1,354
	Deutsche Bank AG	1,444
MidCap Value I	Bank of America Corp	9,782
	Deutsche Bank AG	10,426
MidCap Value III	Bank of America Corp	1,541
	Deutsche Bank AG	1,643
Money Market	Deutsche Bank AG	59,480
	Goldman Sachs Group Inc/The	15,980
Overseas	Bank of America Corp	8,720
	Deutsche Bank AG	10,325
	Nomura Holdings Inc	120
	UBS AG	10,870
Principal Capital Appreciation	Bank of America Corp	14,915
162

Holdings of Securities of Principal Funds, Inc. Regular Brokers and Dealers
Fund	Broker or Dealer	Holdings (in thousands)
	Deutsche Bank AG	15,897
Real Estate Securities	Bank of America Corp	7,528
	Deutsche Bank AG	8,024
Short-Term Income	Bank of America Corp	34,212
	Bank of New York Mellon Corp/The	13,585
	Citigroup Inc	30,022
	Deutsche Bank AG	7,489
	Goldman Sachs Group Inc/The	21,772
	Morgan Stanley	24,685
SmallCap Blend	Bank of America Corp	1,967
	Deutsche Bank AG	2,097
SmallCap Growth I	Bank of America Corp	18,575
	Deutsche Bank AG	19,798
SmallCap Growth II	Bank of America Corp	1,466
	Deutsche Bank AG	1,563
SmallCap S&P 600 Index	Bank of America Corp	2,931
	Deutsche Bank AG	3,124
SmallCap Value II	Bank of America Corp	8,636
	Deutsche Bank AG	9,204

Allocation of Trades

By the Manager (“Principal”). Principal shares a common trading platform and personnel that perform trade-related functions with Principal Global Investors (“PGI”) and, where applicable, Principal and PGI coordinate trading activities on behalf of their respective clients. Such transactions are executed in accordance with the firms' trading policies and procedures, including, but not limited to trade allocations and order aggregation, purchase of new issues, and directed brokerage. Principal acts as discretionary investment adviser for registered investment companies and PGI acts as investment adviser for a variety of individual accounts, ERISA accounts, mutual funds, insurance company separate accounts, and public employee retirement plans and places orders to trade portfolio securities for each of these accounts. Managing multiple accounts may give rise to potential conflicts of interest including, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. Each has adopted and implemented policies and procedures that it believes address the potential conflicts associated with managing accounts for multiple clients and are designed to ensure that all clients are treated fairly and equitably. These procedures include allocation policies and procedures and internal review processes.

If, in carrying out the investment objectives of their respective clients, occasions arise in which Principal and PGI deem it advisable to purchase or sell the same equity securities for two or more client accounts at the same or approximately the same time, Principal and PGI may submit the orders to purchase or sell to a broker/dealer for execution on an aggregate or “bunched” basis. Principal and PGI will not aggregate orders unless it believes that aggregation is consistent with (1) its duty to seek best execution and (2) the terms of its investment advisory agreements. In distributing the securities purchased or the proceeds of sale to the client accounts participating in a bunched trade, no advisory account will be favored over any other account and each account that participates in an aggregated order will participate at the average share price for all transactions of Principal and PGI relating to that aggregated order on a given business day, with all transaction costs relating to that aggregated order shared on a pro rata basis.

163

Principal provides investment advice to the Principal LifeTime Funds, and PGI assists Principal in managing the Principal LifeTime Funds. Conflicts may arise in connection with the services Principal provides to the Principal LifeTime Funds with respect to asset class and target weights for each asset class and investments made in underlying mutual funds. Conflicts may arise in connection with the services Principal and PGI provide to the Principal Lifetime Funds for the following reasons:

•	Principal serves as the investment adviser to the underlying mutual funds in which the Principal LifeTime Funds invest, and PGI or an affiliated investment adviser may serve as sub-adviser to the mutual funds in which the Principal LifeTime Funds may invest; and
•	Principal’s, or an affiliated company’s, profit margin may vary depending upon the underlying fund in which the Principal LifeTime portfolios invest.

In order to limit the appearance of conflicts of interest and the opportunity for events that could trigger an actual conflict of interest, Principal and/or PGI does the following:

•	Maintains a systematic methodology for determining asset allocation target recommendations and decisions regarding the mutual funds in which the Principal LifeTime Funds invest that does not give undue consideration to the impact to Principal, PGI or affiliates;
•	Reminds investment personnel who provide services to the Principal LifeTime Funds of the conflicts of interest that may arise and Principal’s and PGI’s duties of loyalty and care as fiduciaries; and
•	Principal’s Investment Oversight Committee monitors the services provided to the Principal LifeTime Funds to ensure such services conform to the applicable investment methodology, that undue consideration is not given to Principal or its affiliates, and that such services reflect Principal’s and PGI’s duties of loyalty and care as fiduciaries.

By the Sub-Advisors and Sub-Sub-Advisors. The portfolio managers of each Sub-Advisor and Sub-Sub-Advisor manage a number of accounts other than the Fund's portfolios, including in some instances proprietary or personal accounts. Managing multiple accounts may give rise to potential conflicts of interest including, for example, conflicts among investment strategies, allocation of investment opportunities and compensation for the account. Each has adopted and implemented policies and procedures that it believes address the potential conflicts associated with managing accounts for multiple clients and personal accounts and are designed to ensure that all clients and client accounts are treated fairly and equitably. These procedures include allocation policies and procedures, personal trading policies and procedures, internal review processes and, in some cases, review by independent third parties.

Investments the Sub-Advisor or Sub-Sub-Advisor deems appropriate for the Fund's portfolio may also be deemed appropriate by it for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the Fund's portfolio and other accounts. In such circumstances, the Sub-Advisor or Sub-Sub-Advisor may determine that orders for the purchase or sale of the same security for the Fund's portfolio and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the Sub-Advisor or Sub-Sub-Advisor to be equitable and in the best interests of the Fund’s portfolio and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the Fund believes that its participation in such transactions on balance will produce better overall results for the Fund.

PURCHASE AND REDEMPTION OF SHARES

Purchase of Shares

Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Fund when authorized organizations, their agents or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Class A shares of the Funds are purchased at their public offering price and other share classes of the Funds are purchased at the net asset value ("NAV") per share, as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received and accepted by an authorized agent of a Fund. In order to receive a day's price, an order must be received in good order by the close of the regular trading session of the NYSE as described below in "Pricing of Fund Shares."

164

All income dividends and capital gains distributions, if any, on a Fund's R-1, R-2, R-3, R-4, R-5, and Institutional class shares are reinvested automatically in additional shares of the same class of the same Fund. Dividends and capital gains distributions, if any, on a Fund's Class A, Class B, Class C, Class J, and Class P shares are reinvested automatically in additional shares of the same Class of shares of the same Fund unless the shareholder elects to take dividends in cash. The reinvestment will be made at the NAV determined on the first business day following the record date.

Sales of Shares

Payment for shares tendered for redemption is ordinarily made in cash. The Fund may determine, however, that it would be detrimental to the remaining shareholders to make payment of a redemption order wholly or partly in cash. The Fund may, therefore, pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Fund's portfolio in lieu of cash. If the Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described below in "Pricing of Fund Shares."

The right to require the Funds to redeem their shares may be suspended, or the date of payment may be postponed, whenever: 1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends; 2) the SEC permits such suspension and so orders; or 3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Certain designated organizations are authorized to receive sell orders on the Fund's behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Fund when authorized organizations, their agents or affiliates receive the order. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

Exchange of Shares

If you hold Fund shares other than Class P shares but become eligible to invest in Class P shares, you may exchange your Fund shares for Class P shares of the same Fund, if the Fund offers Class P shares in your state and subject to the following conditions:

•	Your financial intermediary must notify Principal Funds of your intent to exchange into Class P shares prior to attempting the exchange;
•	While no initial sales charge (load) will apply to such an exchange, other sales charges (such as a contingent deferred sales charge) that would otherwise apply will apply to such an exchange.

You should check with your financial intermediary to see if the exchange you wish to complete will satisfy the conditions.

While such an exchange may not be considered a taxable event for income tax purposes, you should consult with your tax adviser regarding possible federal, state, local and foreign tax consequences.

If after purchasing Class P shares you become ineligible to invest in Class P shares, you may be permitted to exchange from Class P shares into other share classes issued by the same Fund if your financial intermediary determines you qualify for such an exchange.

Your ability to exchange between shares classes of the same Fund may be limited by the operational limitations of your financial intermediary. Please consult your financial professional for more information.

PRICING OF FUND SHARES

Each Fund's shares are bought and sold at the current net asset value ("NAV") per share. Each Fund's NAV for each class is calculated each day the New York Stock Exchange ("NYSE") is open, as of the close of business of the Exchange (normally 3:00 p.m. Central Time). The NAV of Fund shares is not determined on days the NYSE is closed (generally, New Year's Day; Martin Luther King, Jr. Day; Washington's Birthday/Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received in proper form.

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For all Funds except the Money Market Fund, the share price is calculated by:

•	taking the current market value of the total assets of the Fund
•	subtracting liabilities of the Fund
•	dividing the remainder proportionately into the classes of the Fund
•	subtracting the liability of each class
•	dividing the remainder by the total number of shares owned in that class.

In determining NAV, securities listed on an Exchange, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price.

Municipal securities held by the Funds are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Funds and are based upon appraisals obtained by a pricing service, in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers.

Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Each Fund will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis. Securities for which quotations are not readily available, and other assets, are valued at fair value determined in good faith under procedures established by and under the supervision of the Board of Directors.

A Fund's securities may be traded on foreign securities markets that close each day prior to the time the NYSE closes. In addition, foreign securities trading generally or in a particular country or countries may not take place on all business days in New York. The Fund has adopted policies and procedures to "fair value" some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund's NAV is calculated. Significant events can be specific to a single security or can include events that impact a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and Principal or any Sub-Advisor is authorized to make such determinations subject to the oversight of the Board of Directors as may from time to time be necessary.

Money Market Fund

The share price of each Class of shares of the Money Market Fund is determined at the same time and on the same days as the Funds described above. All securities held by the Money Market Fund are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost; thereafter, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the security.

Use of the amortized cost valuation method by the Money Market Fund requires the Fund to maintain a dollar weighted average maturity of 60 days or less and to purchase only obligations that have remaining maturities of 397 days or less or have a variable or floating rate of interest. In addition, the Fund invests only in obligations determined by the Directors to be of high quality with minimal credit risks.

166

The Board of Directors has established procedures for the Money Market Fund designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include a directive to Principal to test price the portfolio or specific securities on a weekly basis using a mark-to-market method of valuation to determine possible deviations in the net asset value from $1.00 per share. If such deviation exceeds 1/2 of 1%, the Board of Directors promptly considers what action, if any, will be initiated. In the event the Board of Directors determines that a deviation exists which may result in material dilution or other unfair results to shareholders, it takes such corrective action as it regards as appropriate, including: sale of portfolio instruments prior to maturity; the withholding of dividends; redemptions of shares in kind; the establishment of a net asset value per share based upon available market quotations; or splitting, combining or otherwise recapitalizing outstanding shares. The Fund may also reduce the number of shares outstanding by redeeming proportionately from shareholders, without the payment of any monetary compensation, such number of full and fractional shares as is necessary to maintain the net asset value at $1.00 per share.

The Board of Directors has approved policies and procedures for Principal to conduct monthly stress testing of the Money Market Fund’s ability to maintain a stable net asset value per share.

TAX CONSIDERATIONS

Taxation of the Funds

It is a policy of the Funds to make distributions of substantially all of their respective investment income and any net realized capital gains. The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If a Fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions (as long or short-term capital gains or qualifying dividends) of the Fund in the manner they were received by the Fund.

Certain Funds may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the Internal Revenue Service. In order to avoid taxes and interest that must be paid by the Funds if these instruments appreciate in value, the Funds may make various elections permitted by the tax laws. However, these elections could require that the Funds recognize additional taxable income, which in turn must be distributed.

The Fund is required in certain cases to withhold and remit to the U.S. Treasury 28% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder 1) who has provided either an incorrect tax identification number or no number at all, 2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or 3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

Taxation of Shareholders

A shareholder recognizes gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sales or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund is considered capital gain or loss (long-term capital gain or loss if the shares were held for longer than one year). However, any capital loss arising from the sales or redemption of shares held for six months or less is disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) is treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income under current rules.

If a shareholder a) incurs a sales charge in acquiring shares of the Fund, b) disposes of such shares less than 91 days after they are acquired, and c) subsequently acquires shares of the Fund or another fund at a reduced sales charge pursuant to a right to reinvest at such reduced sales charge acquired in connection with the acquisition of the shares disposed of, then the sales charge on the shares disposed of (to the extent of the reduction in the sales charge on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.

Shareholders should consult their own tax advisors as to the federal, state and local tax consequences of ownership of shares of the Funds in their particular circumstances.

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Qualification as a Regulated Investment Company

The Funds intend to qualify annually to be treated as regulated investment companies (RICs) under the Internal Revenue Code of 1986, as amended, (the IRC). To qualify as RICs, the Funds must invest in assets which produce types of income specified in the IRC (Qualifying Income). Whether the income from derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities is Qualifying Income is unclear under current law. Accordingly, the Funds' ability to invest in certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities may be restricted. Further, if the Funds do invest in these types of securities and the income is not determined to be Qualifying Income, it may cause such Fund to fail to qualify as a RIC under the IRC.

Special Tax Considerations

Municipal Funds (California Municipal Fund and Tax-Exempt Bond Fund)

Each of the Municipal Funds also intends to qualify to pay "exempt-interest dividends" to its shareholders. An exempt-interest dividend is that part of dividend distributions made by the Fund which consist of interest received by that Fund on tax-exempt Municipal Obligations. Shareholders incur no federal income taxes on exempt-interest dividends. However, these exempt-interest dividends may be taxable under state or local law. Fund shareholders that are corporations must include exempt-interest dividends in determining whether they are subject to the corporate alternative minimum tax. Exempt-interest dividends that derive from certain private activity bonds must be included by individuals as a preference item in determining whether they are subject to the alternative minimum tax. The Fund may also pay ordinary income dividends and distribute capital gains from time to time. Ordinary income dividends and distributions of capital gains, if any, are taxable for federal purposes.

If a shareholder receives an exempt-interest dividend with respect to shares of the Funds held for six months or less, then any loss on the sale or exchange of such shares, to the extent of the amount of such dividend, is disallowed. If a shareholder receives a capital gain dividend with respect to shares held for six months or less, then any loss on the sale or exchange of such shares is treated as a long term capital loss to the extent the loss exceeds any exempt-interest dividend received with respect to such shares, and is disallowed to the extent of such exempt-interest dividend.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of any of these Funds is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) under Section 147(a) of the Internal Revenue Code of facilities financed by private activity bonds should consult their tax advisors before purchasing shares of the Fund.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. If legislation is enacted that eliminates or significantly reduces the availability of Municipal Obligations, it could adversely affect the ability of the Fund to continue to pursue its investment objectives and policies. In such event, the Fund would reevaluate its investment objectives and policies.

International Funds

Some foreign securities purchased by the Funds may be subject to foreign taxes that could reduce the yield on such securities. The amount of such foreign taxes is expected to be insignificant. The Funds may from year to year make an election to pass through such taxes to shareholders. If such election is not made, any foreign taxes paid or accrued will represent an expense to each affected Fund that will reduce its investment company taxable income.

Futures Contracts and Options

As previously discussed, some of the Funds invest in futures contracts or options thereon, index options, or options traded on qualified exchanges. For federal income tax purposes, capital gains and losses on futures contracts or options thereon, index options or options traded on qualified exchanges are generally treated as 60% long-term and 40% short-term. In addition, the Funds must recognize any unrealized gains and losses on such positions held at the end of the fiscal year. A Fund may elect out of such tax treatment, however, for a futures or options position that is part of an "identified mixed straddle" such as a put option purchased with respect to a portfolio security. Gains and losses on futures and options included in an identified mixed straddle are considered 100% short-term and unrealized gains or losses on such positions are not realized at year-end. The straddle provisions of the Code may require the deferral of realized losses to the extent that a Fund has unrealized gains in certain offsetting positions at the end of the fiscal year. The Code may also require recharacterization of all or a part of losses on certain offsetting positions from short-term to long-term, as well as adjustment of the holding periods of straddle positions.

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PORTFOLIO HOLDINGS DISCLOSURE

The portfolio holdings of the SAM Portfolios, Principal LifeTime Funds and any other fund that is a fund of funds, are shares of underlying mutual funds; holdings of any fund of funds may be made available upon request. In addition, the Fund may publish month-end portfolio holdings information for each Fund’s portfolio on the principal.com website and on the principalfunds.com website on the thirteenth business day of the following month. The Funds may also occasionally publish information on the website relating to specific events, such as the impact of a natural disaster, corporate debt default or similar events on a portfolio’s holdings. The Funds may also occasionally publish information on the websites concerning the removal, addition or change in weightings of Underlying Funds in which the SAM Portfolios, Principal LifeTime Funds, or other funds of funds invest. In addition, composite portfolio holdings information for the Money Market Fund is published each week as of the prior week on the principalglobal.com website. Principal Funds Money Market Fund also publishes on the website www.principal.com, within five business days after the end of each month, certain information required to be made publicly available by SEC rule. It is the Fund's policy to disclose only public information regarding portfolio holdings (i.e. information published on the website or filed with the SEC), except as described below.

Non-Specific Information. Under the Disclosure Policy, the Funds may distribute non-specific information about the Funds and/or summary information about the Funds as requested. Such information will not identify any specific portfolio holding, but may reflect, among other things, the quality, character, or sector distribution of a Fund's holdings. This information may be made available at any time (or without delay).

Policy. The Fund and Principal have adopted a policy of disclosing non-public portfolio holdings information to third parties only to the extent required by federal law, and to the following third parties, so long as such third party has agreed, or is legally obligated, to maintain the confidentiality of the information and to refrain from using such information to engage in securities transactions:

1)	Daily to the Fund's portfolio pricing services, FT Interactive Data Corporation, J.J. Kenny, Standard & Poor’s Securities Evaluations, Inc., Market Partners, and J.P. Morgan PricingDirect, Inc. to obtain prices for portfolio securities;
2)	Upon proper request to government regulatory agencies or to self regulatory organizations;
3)	As needed to Ernst & Young LLP, the independent registered public accounting firm, in connection with the performance of the services provided by Ernst & Young LLP to the Fund;
4)	To the sub-advisers' proxy service providers (Automatic Data Processing, Glass Lewis & Co., and RiskMetrics Group) to facilitate voting of proxies; and
5)	To the Fund's custodian, and tax service provider, The Bank of New York Mellon, in connection with the tax and custodial services it provides to the Fund.

The Fund is also permitted to enter into arrangements to disclose portfolio holdings to other third parties in connection with the performance of a legitimate business purpose if such third party agrees in writing to maintain the confidentiality of the information prior to the information being disclosed. Any such written agreement must be approved by an officer of the Fund, Principal or the Fund's sub-advisor. Approval must be based on a reasonable belief that disclosure to such other third party is in the best interests of the Fund's shareholders. If a conflict of interest is identified in connection with disclosure to any such third party, the Fund's or Principal’s Chief Compliance Officer ("CCO") must approve such disclosure, in writing before it occurs. Such third parties currently include:

Abel Noser	Iron Mountain
Advent	Institutional Shareholder Services (ISS)
Bank of America/Merrill Lynch	Interactive Data Corporation
Barra	Investment Technology Group, Inc. (ITG)
Bloomberg	Iron Mountain
BNY Convergex	Markit WSO Corporation
BNY Custody	Mathias & Carr
Brown Brothers Harriman & Co.	Mellon Analytical Solutions
Charles River Systems, Inc.	Merrill Communications
CheckFree	Misys International Banking Systems, Inc.
Citibank N.A.	Ness Technologies, Inc.
Cliffwater LLC	Omgeo LLC
Compliance Science	Principal Global Investors, LLC
Confidential Shredding	Russell Implementation Services
169

Confluence Technologies, Inc.	Standard & Poor’s
Cortland Capital markets Services LLC	State Street Bank and Trust Company
Depository Trust Co.	State Street IMS
Diversified Information Technologies, Inc.	Sungard
Eagle Investment Systems Corp.	SunGard Personal Trading System
Electra Information Systems	Sungard PTA
Electra Securities & Reconciliation System	Syntel Inc.
Electra Securities Transaction and Reconciliation System	Thomson
EzE Castle Software LLC	Thomson Baseline
FactSet Research Systems Inc.	Thomson Reuters Analysis
Financial Tracking	Vestek
Fiserv	Wilshire
Glass, Lewis & Co.	Yield Book
HubData	Zeno Consulting Group

Any agreement by which any Fund or any party acting on behalf of the Fund agrees to provide Fund portfolio information to a third party, other than a third party identified in the policy described above, must be approved prior to information being provided to the third party, unless the third party is a regulator or has a duty to maintain the confidentiality of such information and to refrain from using such information to engage in securities transactions. A written record of approval will be made by the person granting approval.

The Fund may also disclose to Edge, non-public portfolio holdings information relating to the underlying funds in which the SAM Portfolios invest to facilitate Edge's management of the SAM Portfolios. Edge may use underlying fund portfolio holdings information of funds managed by unaffiliated advisory firms solely for the purpose of managing the SAM Portfolios.

The Fund's non-public portfolio holdings information policy applies without variation to individual investors, institutional investors, intermediaries that distribute the Fund's shares, third party service providers, rating and ranking organizations, and affiliated persons of the Fund. Neither the Fund nor Principal nor any other party receive compensation in connection with the disclosure of Fund portfolio information. The Fund's CCO will periodically, but no less frequently than annually, review the Fund's portfolio holdings disclosure policy and recommend changes the CCO believes are appropriate, if any, to the Fund's Board of Directors. In addition, the Fund's Board of Directors must approve any change in the Fund's portfolio holdings disclosure policy that would expand the distribution of such information.

PROXY VOTING POLICIES AND PROCEDURES

The Board of Directors has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to Principal or to that Fund's Sub-Advisor, as appropriate. The Sub-Advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board of Directors, and which are found in Appendix B. Any material changes to the proxy policies and procedures will be submitted to the Board of Directors for approval.

The Principal LifeTime Funds and SAM Portfolios invest in shares of other Funds. Principal is authorized to vote proxies related to the underlying funds. If an underlying fund holds a shareholder meeting, in order to avoid any potential conflict of interest, Principal will vote shares of such fund on any proposal submitted to the fund's shareholders in the same proportion as the votes of other shareholders of the underlying fund.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2011, is available, without charge, upon request, by calling 1-800-222-5852 or on the SEC website at http://www.sec.gov.

FINANCIAL STATEMENTS

The financial statements of the Fund at October 31, 2011, are incorporated herein by reference to the Funds’ most recent Annual Report to Shareholders filed with the SEC on Form N-CSR.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP (155 North Wacker Drive, Chicago, IL 60606), independent registered public accounting firm, is the independent registered public accounting firm for the Fund Complex.

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GENERAL INFORMATION

MidCap S&P 400 Index Fund, LargeCap S&P 500 Index Fund, and SmallCap S&P 600 Index Fund Only. The Funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to Fund shareholders or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 Index, S&P MidCap 400 Index, or S&P SmallCap 600 Index to track general stock market performance. S&P's only relationship to the Principal Life Insurance Company and Principal is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index, S&P MidCap 400 Index, and S&P SmallCap 600 Index which are determined, composed, and calculated by S&P without regard to Principal Life Insurance Company, Principal, or the Funds. S&P has no obligation to take the needs of Principal Life Insurance Company, Principal or Fund shareholders into consideration in determining, composing or calculating the S&P 500 Index, the S&P MidCap 400 Index, or the S&P SmallCap 600 Index. S&P is not responsible for and has not participated in the determination of the prices of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Funds.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, S&P MIDCAP 400 INDEX, OR S&P SMALLCAP 600 INDEX OR ANY DATA CONTAINED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PRINCIPAL LIFE INSURANCE COMPANY, PRINCIPAL, FUND SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIES WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

PORTFOLIO MANAGER DISCLOSURE

(as provided by the Investment Advisors)

This section contains information about portfolio managers and the other accounts they manage, their compensation, and their ownership of securities. For information about potential material conflicts of interest, see Brokerage Allocation and Other Practices - Allocation of Trades.

In this section, information about Principal Management Corporation's portfolio managers is listed first. Next, information about the sub-advisors' portfolio managers is listed alphabetically by sub-advisor.

Information in this section is as of October 31, 2011, unless otherwise noted.

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Advisor: Principal Management Corporation

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
James W. Fennessey: Principal LifeTime Strategic Income, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, and 2055 Funds
Registered investment companies	8	$1,369 million	0	$0
Other pooled investment vehicles	11	$2,052 million	0	$0
Other accounts

Michael P. Finnegan: Global Diversified Income Fund
Registered investment companies	2	$1,179 million	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

Kelly Grossman: Global Diversified Income Fund
Registered investment companies	2	$1,179 million	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

Mariateresa Monaco: LargeCap Blend Fund II, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap Value Fund III, LargeCap Value Fund I, MidCap Value Fund I, MidCap Growth Fund III, SmallCap Value Fund I, SmallCap Value Fund II, SmallCap Growth Fund I, SmallCap Growth Fund II, International Fund I, Overseas
Registered investment companies	4	$137 million	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

Dave Reichart: Global Diversified Income Fund
Registered investment companies	2	$1,179 million	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

Jeffrey R. Tyler: Principal LifeTime Strategic Income, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, and 2055 Funds
Registered investment companies	6	$391 million	0	$0
Other pooled investment vehicles
Other accounts

Randy L. Welch: Principal LifeTime Strategic Income, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, and 2055 Funds
Registered investment companies	8	$1,369 million	0	$0
Other pooled investment vehicles	11	$2,052 million	0	$0
Other accounts

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Compensation

For Mr. Fennessey, Mr. Finnegan, Ms. Grossman, Ms. Monaco, Mr. Reichart, and Mr. Welch:

Principal Management Corporation offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms. The objectives are to align individual and team contributions with client performance objectives in a manner that is consistent with industry standards and business results.

Compensation is predominantly composed of a salary that is reviewed annually. Annual bonuses are driven by company and business unit performance. Fund performance is taken into account when determining bonuses. The primary benchmark for each Fund (as disclosed in the prospectus) is used to measure performance of the Funds for which Ms. Monaco serves as portfolio manager and fund performance. Fund performance relative to peers (as defined by Morningstar) is used to measure performance of the Principal LifeTime Funds. The primary benchmark for the Fund (as disclosed in the prospectus) for which Michael Finnegan, Kelly Grossman, and Dave Reichart serve as portfolio managers, is used to measure performance of the Fund along with peer relative performance (as defined by Morningstar). Specifically, fund performance relative to peers over 1-, 3-, and 5-year time periods is taken into consideration with more substantial weighting to the 3- and 5- year periods. No part of salary, bonus, or retirement plan compensation is tied to asset levels.

Contribution to our overall investment process is an important consideration as well. Sharing ideas, working effectively with team members and being a good corporate citizen are important components of our long-term success and are highly valued.

All employees of Principal, including portfolio managers, are eligible to participate in a 401(k) plan sponsored by Principal Financial Group. In addition, all employees are eligible to purchase Principal Financial Group stock through an employee stock purchase plan. Some employees are also eligible to participate in a non-qualified plan and Long Term Incentive Pay programs.

For Mr. Tyler:

Principal Management Corporation offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms. The objectives are to align individual and team contributions with client performance objectives in a manner that is consistent with industry standards and business results.

Compensation is predominantly composed of a salary and variable incentive that is reviewed annually. Fund performance is taken into account when determining variable incentive; the primary benchmark for each Fund (as disclosed in the prospectus) is used to measure performance of the Funds for which Mr. Tyler serves as portfolio manager and fund performance, relative to peers (as defined by Morningstar) is used to measure performance of the Principal LifeTime Funds. Specifically, fund performance relative to peers over 1-, 3-, and 5-year time periods is taken into consideration with more substantial weighting to the 3- and 5- year periods. A portion of variable incentive is discretionary, based on a combination of business results and individual contributions. No part of salary, variable incentive, or retirement plan compensation is tied to asset levels.

Contribution to our overall investment process is an important consideration as well. Sharing ideas, working effectively with team members and being a good corporate citizen are important components of our long-term success and are highly valued.

All employees of Principal, including portfolio managers, are eligible to participate in a 401(k) plan sponsored by Principal Financial Group. In addition, all employees are eligible to purchase Principal Financial Group stock through an employee stock purchase plan. Mr. Tyler is also eligible to participate in a Long Term Incentive Pay program.

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Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager (list each fund on its own line)	Dollar Range of Securities Owned by the Portfolio Manager
James W. Fennessey	Principal LifeTime Strategic Income	None
James W. Fennessey	Principal LifeTime 2010	None
James W. Fennessey	Principal LifeTime 2015	None
James W. Fennessey	Principal LifeTime 2020	None
James W. Fennessey	Principal LifeTime 2025	None
James W. Fennessey	Principal LifeTime 2030	None
James W. Fennessey	Principal LifeTime 2035	None
James W. Fennessey	Principal LifeTime 2040	None
James W. Fennessey	Principal LifeTime 2045	None
James W. Fennessey	Principal LifeTime 2050	None
James W. Fennessey	Principal LifeTime 2055	None
Michael P. Finnegan	Global Diversified Income	$10,001 - $50,000
Kelly Grossman	Global Diversified Income	$1 - $10,000
Mariateresa Monaco	International I	None
Mariateresa Monaco	LargeCap Blend II	None
Mariateresa Monaco	LargeCap Growth I	None
Mariateresa Monaco	LargeCap Growth II	None
Mariateresa Monaco	LargeCap Value I	None
Mariateresa Monaco	LargeCap Value III	None
Mariateresa Monaco	MidCap Growth III	None
Mariateresa Monaco	MidCap Value I	None
Mariateresa Monaco	MidCap Value III	None
Mariateresa Monaco	Overseas	None
Mariateresa Monaco	SmallCap Growth I	None
Mariateresa Monaco	SmallCap Growth II	None
Mariateresa Monaco	SmallCap Value I	None
Mariateresa Monaco	SmallCap Value II	None
Dave Reichart	Global Diversified Income	$50,001 - $100,000
Jeffrey R. Tyler	Principal LifeTime Strategic Income	None
Jeffrey R. Tyler	Principal LifeTime 2010	None
Jeffrey R. Tyler	Principal LifeTime 2015	None
Jeffrey R. Tyler	Principal LifeTime 2020	$1 - $10,000
Jeffrey R. Tyler	Principal LifeTime 2025	None
Jeffrey R. Tyler	Principal LifeTime 2030	None
Jeffrey R. Tyler	Principal LifeTime 2035	None
Jeffrey R. Tyler	Principal LifeTime 2040	None
Jeffrey R. Tyler	Principal LifeTime 2045	None
Jeffrey R. Tyler	Principal LifeTime 2050	None
Jeffrey R. Tyler	Principal LifeTime 2055	None
Randy L. Welch	Principal LifeTime Strategic Income	None
Randy L. Welch	Principal LifeTime 2010	None
Randy L. Welch	Principal LifeTime 2015	None
Randy L. Welch	Principal LifeTime 2020	None
Randy L. Welch	Principal LifeTime 2025	None
Randy L. Welch	Principal LifeTime 2030	$50,001 - $100,000
Randy L. Welch	Principal LifeTime 2035	None
Randy L. Welch	Principal LifeTime 2040	None
Randy L. Welch	Principal LifeTime 2045	None
Randy L. Welch	Principal LifeTime 2050	None
Randy L. Welch	Principal LifeTime 2055	None
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Sub-Advisor: AllianceBernstein L.P.

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance (in millions)
Bruce K. Aronow: SmallCap Growth Fund I
Registered investment companies	61	$3,395	-	-
Other pooled investment vehicles	51	$162	-	-
Other accounts	22	$1,176	3	$312

N. Kumar Kirpalani: SmallCap Growth Fund I
Registered investment companies	61	$3,395	-	-
Other pooled investment vehicles	51	$162	-	-
Other accounts	22	$1,176	3	$312

Samantha S. Lau: SmallCap Growth Fund I
Registered investment companies	61	$3,395	-	-
Other pooled investment vehicles	51	$162	-	-
Other accounts	22	$1,176	3	$312

Wen-Tse Tseng: SmallCap Growth Fund I
Registered investment companies	61	$3,395	-	-
Other pooled investment vehicles	51	$162	-	-
Other accounts	22	$1,176	3	$312

Compensation

The Adviser’s (in this compensation discussion, “the Adviser” refers to AllianceBernstein L.P.) compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in level of assets under management. Investment professionals’ annual compensation is comprised of the following:

(i)	Fixed base salary: The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary does not change significantly from year-to-year and hence, is not particularly sensitive to performance.

(ii)	Discretionary incentive compensation in the form of an annual cash bonus: The Adviser’s overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional’s compensation, the Adviser considers the contribution to his/her team or discipline as it relates to that team’s overall contribution to the long-term investment success, business results and strategy of the Adviser. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional’s compensation and the compensation is not tied to any pre-determined or specified level of performance. The Adviser also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of the Adviser’s leadership criteria.

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(iii)	Discretionary incentive compensation in the form of awards under the Adviser’s Incentive Compensation Awards Plan (“deferred awards”): The Adviser’s overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards vest over a four-year period and are generally forfeited if the employee resigns or the Adviser terminates his/her employment. Prior to 2009, investment options under the deferred awards plan included many of the same AllianceBernstein Mutual Funds offered to mutual fund investors. Beginning in 2009, all deferred awards have been in the form of the Adviser’s publicly traded equity securities or cash. Prior to 2002, investment professional compensation also included discretionary long-term incentive in the form of restricted grants of the Adviser’s Master Limited Partnership Units.

(iv)	Contributions under the Adviser’s Profit Sharing/401(k) Plan: The contributions are based on the Adviser’s overall profitability. The amount and allocation of the contributions are determined at the sole discretion of the Adviser.

(v)	Compensation under the Adviser’s Special Option Program: Under this program, certain investment professionals may be permitted to allocate a portion of their deferred awards to options to buy the Adviser’s publicly traded equity securities, and to receive a two-for-one match of such allocated amount. The determination of who may be eligible to participate in the Special Option Program is made at the sole discretion of the Adviser.

Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager (list each fund on its own line)	Dollar Range of Securities Owned by the Portfolio Manager
Bruce K. Aronow	SmallCap Growth I	None
N. Kumar Kirpalani	SmallCap Growth I	None
Samantha S. Lau	SmallCap Growth I	None
Wen-Tse Tseng	SmallCap Growth I	None

Sub-Advisor: American Century Investment Management, Inc.

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Prescott LeGard: LargeCap Growth Fund II
Registered investment companies	8	$11.6 billion	0	$0
Other pooled investment vehicles	2	$110.1 million	0	$0
Other accounts	12	$1.7 billion	0	$0

Gregory J. Woodhams: LargeCap Growth Fund II
Registered investment companies	9	$11.6 billion	0	$0
Other pooled investment vehicles	2	$110.1 million	0	$0
Other accounts	12	$1.7 billion	0	$0

Compensation

American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. As of October 31, 2011, it includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

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BASE SALARY

Portfolio managers receive base pay in the form of a fixed annual salary.

BONUS

A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For most American Century mutual funds, investment performance is measured by a combination of one- and three-year pre-tax performance relative to various benchmarks and/or internally-customized peer groups. In 2008, American Century began placing increased emphasis on long-term performance and is phasing in five-year performance comparison periods. The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund. Custom peer groups are constructed using all the funds in the indicated categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that is both more stable over the long term (i.e., has less peer turnover) and that more closely represents the fund’s true peers based on internal investment mandates.

Portfolio managers may have responsibility for multiple American Century mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility.

Portfolio managers also may have responsibility for portfolios that are managed in a fashion similar to that of other American Century mutual funds. This is the case for the LargeCap Growth Fund II. If the performance of a similarly managed account is considered for purposes of compensation, it is either measured in the same way as a comparable American Century mutual fund (i.e., relative to the performance of a benchmark and/or peer group) or relative to the performance of such mutual fund. Performance of LargeCap Growth Fund II is not separately considered in determining portfolio manager compensation.

A second factor in the bonus calculation relates to the performance of a number of American Century funds managed according to one of the following investment styles: U.S. growth, U.S. value, quantitative, international and fixed-income. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three year performance (equal or asset weighted) depending on the portfolio manager’s responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of portfolio managers’ bonuses may be tied to individual performance goals, such as research projects and the development of new products.

RESTRICTED STOCK PLANS

Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three to four years).

DEFERRED COMPENSATION PLANS

Portfolio managers are eligible for grants of deferred compensation. These grants are used in limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager (list each fund on its own line)	Dollar Range of Securities Owned by the Portfolio Manager
Prescott LeGard	LargeCap Growth II	None
Gregory J. Woodhams	LargeCap Growth II	None

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Sub-Advisor: Barrow, Hanley, Mewhinney & Strauss, LLC

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance (in millions)
James P. Barrow:(1) MidCap Value III Funds
Registered investment companies	21	$28,010.2	3	$24,247.2
Other pooled investment vehicles	5	$656.4	-	-
Other accounts	74	$4,932.8	-	-

Mark Giambrone:(1) MidCap Value III Funds
Registered investment companies	18	$5,366.1	1	$2,902.2
Other pooled investment vehicles	5	$656.4	-	-
Other accounts	86	$4,562.0	-	-

David A. Hodges: Overseas Fund
Registered investment companies	6	$1,742.3	-	-
Other pooled investment vehicles	1	$9.0	-	-
Other accounts	8	$790.0	-	-

Randolph S. Wrighton, Jr.: Overseas Fund
Registered investment companies	6	$1,742.3	-	-
Other pooled investment vehicles	1	$9.0	-	-
Other accounts	8	$790.0	-	-

(1) Messrs. Barrow and Giambrone are part of a team managing 59 other accounts in the large cap value strategy.

Compensation

In addition to base salary, all portfolio managers and analysts at BHMS share in a bonus pool that is distributed semi-annually. Portfolio managers and analysts are rated on their value added to the team-oriented investment process. Overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst’s sector if there are no compelling opportunities in the industries covered by that analyst.

The compensation of portfolio managers is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager and portfolio managers are not compensated for bringing in new business. Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit. The consistent, long-term growth in assets at any investment firm is to a great extent, dependent upon the success of the portfolio management team. The compensation of the portfolio management team at BHMS will increase over time, if and when assets continue to grow through competitive performance. Lastly, many of our key investment personnel have a long-term incentive compensation plan in the form of an equity interest in Barrow, Hanley, Mewhinney & Strauss, LLC.

Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager (list each fund on its own line)	Dollar Range of Securities Owned by the Portfolio Manager
James P. Barrow	MidCap Value III	None
Mark Giambrone	MidCap Value III	None
David A. Hodges	Overseas	None
Randolph S. Wrighton, Jr.	Overseas	None

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Sub-Advisor: BlackRock Financial Management, Inc.

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Martin Hegarty: Inflation Protection Fund
Registered investment companies	8	$7.12 Billion	0	N/A
Other pooled investment vehicles	3	$363.00 Million	0	N/A
Other accounts	36	$16.24 Billion	0	N/A

Brian Weinstein: Inflation Protection Fund
Registered investment companies	11	$8.08 Billion	0	N/A
Other pooled investment vehicles	23	$7.99 Billion	0	N/A
Other accounts	197	$71.40 Billion	7	$2.17 Billion

Compensation

Portfolio Manager Compensation Overview

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation. Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed income and multi-asset class funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. Performance of index funds is based on the performance of such funds relative to pre-determined tolerance bands around a benchmark, as applicable. With respect to these portfolio managers, such benchmarks for the Fund and other accounts are disclosed below:

Portfolio Manager	Benchmarks
Martin Hegarty

Barclays Capital U.S. Aggregate

Barclays Capital Intermediate Aggregate

Barclays Capital Universal Index

Citigroup BIG Index

3 Month Sterling LIBID

Barclays Capital Government Credit

Barclays Capital Intermediate Government

35% LEH_MBS / 22.05% LCORP1-5 / 21

Citigroup Treasury Index Plus 45 B

Barclays Capital Aggregate AA3

Barclays Capital Treasury 5-10 Yr

Citigroup BIG Index

Citigroup Customized Sovereign

90% LEH_UNIV / 10% EMBIGLOBAL INDEX

BOFA ML GOVERNMENT 3-5 YR G2A

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Portfolio Manager	Benchmarks
Brian Weinstein

CSAA-IPS Performance Shell

Barclays Global Inflation-Linked 4

Barclays Capital US TIPS Index

Barclays Capital U.S. Government Inflation

Barclays Capital Global Inflation

DJ-AIG Commodities Excess Return

BOFA ML US TREASURIES I

BOFA ML Global Government

Barclays USD Inflation Linked Index

BOFA ML EMU Direct Government Inflation

Barclays Customized G3

Distribution of Discretionary Incentive Compensation

Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. For some portfolio managers, discretionary incentive compensation is also distributed in deferred cash awards that notionally track the returns of select BlackRock investment products they manage and that vest ratably over a number of years. The BlackRock, Inc. restricted stock units, upon vesting, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. Providing a portion of annual bonuses in deferred cash awards that notionally track the BlackRock investment products they manage provides direct alignment with investment product results.

Long-Term Incentive Plan Awards — From time to time long-term incentive equity awards are granted to certain key employees to aid in retention, align their interests with long-term shareholder interests and motivate performance. Equity awards are generally granted in the form of BlackRock, Inc. restricted stock units that, once vested, settle in BlackRock, Inc. common stock. Mr. Weinstein has received long-term incentive awards.

Deferred Compensation Program — A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among various BlackRock investment options. Messrs. Hegarty and Weinstein have each participated in the deferred compensation program.

Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation. The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into an index target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager (list each fund on its own line)	Dollar Range of Securities Owned by the Portfolio Manager
Martin Hegarty	Inflation Protection	None
Brian Weinstein	Inflation Protection	None

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Sub-Advisor: Brown Advisory, LLC

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts (thousands)	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance (thousands)
Christopher A. Berrier: SmallCap Growth Fund I
Registered investment companies	1	$204,277	0	$0
Other pooled investment vehicles	3	$50,612	0	$0
Other accounts	88	$428,609	0	$0

Timothy W. Hathaway: SmallCap Growth Fund I
Registered investment companies	1	$204,277	0	$0
Other pooled investment vehicles	3	$50,612	0	$0
Other accounts	88	$428,609	0	$0

Kenneth M. Stuzin: LargeCap Growth Fund I
Registered investment companies	4	$1,387,461	0	$0
Other pooled investment vehicles	5	$836,209	0	$0
Other accounts	130	$2,478,412	3	$281,639

Compensation

Brown Advisory pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Funds. Portfolio managers of the sub-adviser receive a compensation package that includes a base salary and variable incentive bonus. The incentive bonus is subjective. It takes into consideration a number of factors including but not limited to performance, client satisfaction and service and the profitability of the sub-adviser's business. Portfolio managers who are members of the sub-adviser's management team may maintain a significant equity interest in Brown Advisory Holdings Incorporated. When evaluating a portfolio manager's performance the sub-adviser compares the pre-tax performance of a portfolio manager's accounts to a relative broad-based market index over a trailing 1, 3, and 5 year time period. The performance bonus is distributed at calendar year-end based on, among other things, the pre-tax investment return over the prior 1, 3, and 5 year periods.

Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager (list each fund on its own line)	Dollar Range of Securities Owned by the Portfolio Manager
Christopher A. Berrier	SmallCap Growth I	None
Timothy W. Hathaway, CFA	SmallCap Growth I	None
Kenneth M. Stuzin, CFA	LargeCap Growth I	None

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Sub-Advisor: Causeway Capital Management LLC

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance (in millions)
James Doyle : Overseas Fund
Registered investment companies	11	$3,808	0	$0
Other pooled investment vehicles	7	$1,134	0	$0
Other accounts	59	$6,445	1	$537

Kevin Durkin: Overseas Fund	11	$3,808	0	$0
Registered investment companies	7	$1,134	0	$0
Other pooled investment vehicles	54	$6,444	1	$537
Other accounts

Jonathan Eng: Overseas Fund	11	$3,808	0	$0
Registered investment companies	7	$1,134	0	$0
Other pooled investment vehicles	56	$6,446	1	$537
Other accounts

Harry Hartford: Overseas Fund
Registered investment companies	11	$3,808	0	$0
Other pooled investment vehicles	7	$1,134	0	$0
Other accounts	60	$6,444	1	$537

Sarah H. Ketterer: Overseas Fund
Registered investment companies	11	$3,808	0	$0
Other pooled investment vehicles	7	$1,134	0	$0
Other accounts	57	$6,473	1	$537

Compensation

Ms. Ketterer and Mr. Hartford, the chief executive officer and president of Causeway, respectively, receive annual salaries and are entitled, as controlling owners of the firm, to distributions of the firm’s net profits based on their ownership interests. They do not receive incentive compensation. Messrs. Doyle, Eng, and Durkin receive salary, incentive compensation, equity grants, and distributions of firm net profit based on their ownership interests. Salary and incentive compensation are determined by the firm’s Operating Committee, led by Ms. Ketterer and Mr. Hartford, weighing a variety of objective and subjective factors. Portfolios are team managed, no specific formula is used and salary and incentive compensation are not based on the specific performance of the Fund or any single client account managed by Causeway. The following factors are among those considered in determining incentive compensation: individual research contribution, portfolio management contribution, group research contribution and client service contribution.

Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager (list each fund on its own line)	Dollar Range of Securities Owned by the Portfolio Manager
James Doyle	Overseas	None
Kevin Durkin	Overseas	None
Jonathan Eng	Overseas	None
Harry Hartford	Overseas	None
Sarah H. Ketterer	Overseas	None

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Sub-Advisor: ClearBridge Advisors, LLC

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance (in millions)
Scott Glasser: LargeCap Blend Fund II
Registered investment companies	7	$5,683	0	$0
Other pooled investment vehicles	3	$249	0	$0
Other accounts	27,069	$6,072	0	$0

Michael Kagan: LargeCap Blend Fund II
Registered investment companies	6	$5,168	1	$457
Other pooled investment vehicles	2	$206	0	$0
Other accounts	4,671	$1,256	0	$0

Compensation

Portfolio Manager Compensation Structure

ClearBridge’s portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding investment professionals and closely align the interests of its investment professionals with those of its clients and overall firm results. The total compensation program includes a significant incentive component that rewards high performance standards, integrity, and collaboration consistent with the firm’s values. Portfolio manager compensation is reviewed and modified each year as appropriate to reflect changes in the market and to ensure the continued alignment with the goals stated above. ClearBridges’s portfolio managers and other investment professionals receive a combination of base compensation and discretionary compensation, comprising a cash incentive award and deferred incentive plans described below.

Base salary compensation. Base salary is fixed and primarily determined based on market factors and the experience and responsibilities of the investment professional within the firm.

Discretionary compensation. In addition to base compensation managers may receive discretionary compensation.

Discretionary compensation can include:

•	Cash Incentive Award
•	ClearBridge’s Deferred Incentive Plan (CDIP) – a mandatory program that typically defers 15% of discretionary year-end compensation into ClearBridge managed products. For portfolio managers, one-third of this deferral tracks the performance of their primary managed product, one-third tracks the performance of a composite portfolio of the firm’s new products and one-third can be elected to track the performance of one or more of ClearBridge managed funds. Consequently, portfolio managers can have two-thirds of their CDIP award tracking the performance of their primary managed product.

For centralized research analysts, two-thirds of their deferral is elected to track the performance of one or more of ClearBridge managed funds, while one-third tracks the performance of the new product composite.

ClearBridge then makes a company investment in the proprietary managed funds equal to the deferral amounts by fund. This investment is a company asset held on the balance sheet and paid out to the employees in shares subject to vesting requirements.

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•	Legg Mason Restricted Stock Deferral – a mandatory program that typically defers 5% of discretionary year-end compensation into Legg Mason restricted stock. The award is paid out to employees in shares subject to vesting requirements.
•	Legg Mason Restricted Stock and Stock Option Grants – a discretionary program that may be utilized as part of the total compensation program. These special grants reward and recognize significant contributions to our clients, shareholders and the firm and aid in retaining key talent.

Several factors are considered by ClearBridge Senior Management when determining discretionary compensation for portfolio managers. These include but are not limited to:

•	Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the fund/accounts managed by the portfolio manager. Investment performance is calculated for 1-, 3-, and 5-year periods measured against the applicable product benchmark (e.g., a securities index and, with respect to a fund, the benchmark set forth in the fund’s Prospectus) and relative to applicable industry peer groups. The greatest weight is generally placed on 3- and 5-year performance.
•	Appropriate risk positioning that is consistent with ClearBridge’s investment philosophy and the Investment Committee/CIO approach to generation of alpha;
•	Overall firm profitability and performance;
•	Amount and nature of assets managed by the portfolio manager;
•	Contributions for asset retention, gathering and client satisfaction;
•	Contribution to mentoring, coaching and/or supervising;
•	Contribution and communication of investment ideas in ClearBridge’s Investment Committee meetings and on a day to day basis;
•	Market compensation survey research by independent third parties.

Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager (list each fund on its own line)	Dollar Range of Securities Owned by the Portfolio Manager
Scott Glasser	LargeCap Blend II	None
Michael Kagan	LargeCap Blend II	None

Sub-Advisor: Columbus Circle Investors

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Thomas Bisighini: LargeCap Growth Fund
Registered investment companies	7	$634 million	-	-
Other pooled investment vehicles	5	$1,242 million	-	-
Other accounts	108	$3,944 million	3	$562 million

Clifford Fox: MidCap Growth and SmallCap Growth I Funds
Registered investment companies	3	$371 million	-	-
Other pooled investment vehicles	2	$121 million	-	-
Other accounts	106	$3,206 million	3	$241 million

Michael Iacono: MidCap Growth Fund
Registered investment companies	1	$222 million	-	-
Other pooled investment vehicles	-	-	-	-
Other accounts	58	$934 million	-	-

184

	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Anthony Rizza: LargeCap Growth Fund
Registered investment companies	7	$634 million	-	-
Other pooled investment vehicles	5	$1,242 million	-	-
Other accounts	108	$3,944 million	3	$562 million

Katerina Wasserman: MidCap Growth and SmallCap Growth I Funds
Registered investment companies	3	$371 million	-	-
Other pooled investment vehicles	2	$121 million	-	-
Other accounts	106	$3,206 million	3	$241 million

Compensation

Columbus Circle Investors seeks to maintain a competitive compensation program based on investment management industry standards to attract and retain superior investment professionals. Compensation structure is comprised of the following:

a.	Base Salary. Each member of the professional staff is paid a fixed base salary, which varies depending on the experience and responsibilities assigned to that individual. The firm's goal is to maintain competitive base salaries through an annual review process, which includes an analysis of industry standards, market conditions, and salary surveys.

b.	Bonus. Each member of the professional staff is eligible to receive an annual bonus. Targeted bonus amounts vary among professional staff based on the experience level and responsibilities. Bonus compensation is based upon the performance of the investment strategy and the role that person plays in adding to the overall value added to the portfolio(s).

A second bonus pool is for long term compensation and retention. Five percent of the firm’s profits are allocated to certain employees via a three year cliff vesting deferred cash program. These units are awarded based on the employees’ contribution to CCI during the year.

c.	Equity Payments. Professional staff who are partners of CCI receive also quarterly distributions based upon their equity ownership share and firm profitability.

All Columbus Circle employees are eligible to participate in a competitive benefits package including health and retirement benefits [in the form of a 401(k) plan].

Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager (list each fund on its own line)	Dollar Range of Securities Owned by the Portfolio Manager
Thomas Bisighini	LargeCap Growth	None
Clifford Fox	MidCap Growth	None
Clifford Fox	SmallCap Growth I	None
Michael Iacono	MidCap Growth	None
Anthony Rizza	LargeCap Growth	None
Katerina Wasserman	MidCap Growth	None
Katerina Wasserman	SmallCap Growth I	None

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Sub-Advisor: Dimensional Fund Advisors LP

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Stephen A. Clark: SmallCap Value Fund II
Registered investment companies	95	$162,902,746,032	0	$0
Other pooled investment vehicles	39	$13,159,623,521	2	$242,841,971
Other accounts	73	$12,758,275,814	1	$335,321,949

Compensation

Dimensional Fund Advisors LP (“Dimensional”) portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of Dimensional and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of a portfolio or other accounts that the portfolio managers manage. Dimensional reviews the compensation of each portfolio manager annually and may make modifications in compensation as it deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

•	Base salary. Each portfolio manager is paid a base salary. Dimensional considers the factors described above to determine each portfolio manager’s base salary.

•	Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted equity interest of Dimensional determined from time to time by the Board of Directors of Dimensional’s parent company or its delegees. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

In addition, portfolio managers are given the option of participating in Dimensional’s Long Term Incentive Plan. The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations. Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.

Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager (list each fund on its own line)	Dollar Range of Securities Owned by the Portfolio Manager
Stephen A. Clark	SmallCap Value Fund II	None

186

Sub-Advisor: Edge Asset Management, Inc.

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Charles D. Averill: SAM Balanced, SAM Conservative Balanced, SAM Conservative Growth, SAM Flexible Income and SAM Strategic Growth Portfolios
Registered investment companies	6	$1.9 billion
Other pooled investment vehicles
Other accounts

Daniel R. Coleman: Equity Income and Principal Capital Appreciation Funds
Registered investment companies	2	$793 million
Other pooled investment vehicles
Other accounts

Jill R. Cuniff: SAM Balanced, SAM Conservative Balanced, SAM Conservative Growth, SAM Flexible Income and SAM Strategic Growth Portfolios
Registered investment companies	5	$1.6 billion
Other pooled investment vehicles
Other accounts

Mark Denkinger: High Yield Fund
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	1	$22.6 million	0	$0
Other accounts	2	$465.0 million	0	$0

Phillip M. Foreman: Principal Capital Appreciation Fund
Registered investment companies	1	$149 million
Other pooled investment vehicles
Other accounts

John R. Friedl: Government & High Quality Bond, Income, and Short-Term Income Funds
Registered investment companies	3	$942 million
Other pooled investment vehicles
Other accounts

Todd A. Jablonski: SAM Balanced, SAM Conservative Balanced, SAM Conservative Growth, SAM Flexible Income and SAM Strategic Growth Portfolios
Registered investment companies	6	$1.9 billion
Other pooled investment vehicles
Other accounts

187

	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Ryan P. McCann: Government & High Quality Bond, Income, and Short-Term Income Funds
Registered investment companies	3	$942 million
Other pooled investment vehicles	1	526 million
Other accounts

Scott J. Peterson: Government & High Quality Bond, Income, and Short-Term Income Funds
Registered investment companies	3	$942 million
Other pooled investment vehicles
Other accounts

David W. Simpson: Equity Income Fund
Registered investment companies	1	$644 million
Other pooled investment vehicles
Other accounts

Darrin Smith: High Yield Fund
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	1	$22.6 million	0	$0
Other accounts	2	$465.0 million	0	$0

Gregory L. Tornga: Government & High Quality Bond, Income, and Short-Term Income Funds
Registered investment companies	3	$942 million
Other pooled investment vehicles
Other accounts

Compensation

Edge Asset Management, Inc. offers a competitive salary and incentive compensation plan that is evaluated periodically relative to other top-tier asset management firms. Percentages of base salary versus performance bonus vary by position but are based on national market data and are consistent with industry standards. Total compensation is targeted to be competitive with the national averages. Edge believes that Edge’s compensation plan is adequate to hire and retain competent personnel. All investment professionals participate in our incentive compensation plan.

The incentive-based portion of the Portfolio Managers' compensation is determined by a combination of investment performance, professional performance and the firm’s financial metrics. Investment performance is 70% of a Portfolio Manager’s incentive compensation and is based on a comparison of the Portfolio Manager's investment performance with the performance of peer groups as measured equally by 1-3-5 year performance. Professional performance is 30% of a Portfolio Manager's incentive compensation as measured by satisfaction of goals such as those related to team contribution and quality of research, and is inherently subjective. Total Portfolio Manager incentive compensation is adjusted by firm financial metrics, which include revenue growth metrics. Incentive compensation can be targeted up to 125% of a portfolio manager's total base compensation but could be higher or lower depending on measurement factors.

Edge believes incentive compensation for Portfolio Managers is well aligned with client goals and objectives, which seeks to adequately incentivize Portfolio Managers and Analysts to seek maximum performance within appropriate risk parameters. Requirements to stay within stated client guidelines provide adequate risk controls.

188

In addition, Portfolio Managers may receive additional compensation in the form of long-term incentive awards, depending on the position, either non-qualified stock option grants of Principal Financial Group common stock or a combination of performance shares and options to eligible participants who obtain high performance levels. The grant is based on professional and investment performance. Participation each year will depend on individual performance levels. All investment personnel are eligible to participate in the firm's standard employee health and welfare programs, including the firm’s 401k plan.

There is a portion of the cash based incentive compensation for employees that may be deferred. This is dependent on multiple factors including the firms overall profitability, the overall cash incentive compensation award and other factors. If the overall cash incentive compensation award reaches a certain threshold a portion of the award may be deferred over a three year vesting schedule. The deferred assets are invested in cash. The managers are not directly compensated on asset growth, but are compensated based on the growth of the firm and the overall profitability of the firm. The ability to help grow the assets of their products is included in the metrics for incentive and total compensation.

All Incentive Plans are reviewed periodically for alignment with market, client and firm objectives and are subject to change.

Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager (list each fund on its own line)	Dollar Range of Securities Owned by the Portfolio Manager
Charles D. Averill	SAM Balanced	None
Charles D. Averill	SAM Conservative Balanced	None
Charles D. Averill	SAM Conservative Growth	None
Charles D. Averill	SAM Flexible Income	$100,001-$500,000
Charles D. Averill	SAM Strategic Growth	$500,001-$1,000,000
Daniel R. Coleman	Equity Income	$50,001 - $100,00
Daniel R. Coleman	Principal Capital Appreciation	$50,001 - $100,00
Jill R. Cuniff	SAM Balanced	$100,001-$500,000
Jill R. Cuniff	SAM Conservative Balanced	None
Jill R. Cuniff	SAM Conservative Growth	None
Jill R. Cuniff	SAM Flexible Income	None
Jill R. Cuniff	SAM Strategic Growth	None
Mark Denkinger	High Yield	$100,001 - $500,000
Phillip M. Foreman	Principal Capital Appreciation	$100,001-$500,000
John R. Friedl	Government & High Quality Bond	None
John R. Friedl	Income	None
John R. Friedl	Short-Term Income	None
Todd A. Jablonski	SAM Balanced	$10,001 - $50,000
Todd A. Jablonski	SAM Conservative Balanced	None
Todd A. Jablonski	SAM Conservative Growth	None
Todd A. Jablonski	SAM Flexible Income	None
Todd A. Jablonski	SAM Strategic Growth	None
Ryan P. McCann	Government & High Quality Bond	None
Ryan P. McCann	Income	None
Ryan P. McCann	Short-Term Income	None
Scott J. Peterson	Government & High Quality Bond	None
Scott J. Peterson	Income	None
Scott J. Peterson	Short-Term Income	$50,001 - $100,00
David W. Simpson	Equity Income	$100,001-$500,000
Darrin E. Smith	High Yield	$50,001 - $100,000
Gregory L. Tornga	Government & High Quality Bond	$10,001 - $50,000
Gregory L. Tornga	Income	$10,001 - $50,000
Gregory L. Tornga	Short-Term Income	$10,001 - $50,000

189

Sub-Advisor: Emerald Advisers, Inc.

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Joseph W. Garner: SmallCap Growth Fund II
Registered investment companies	1	$108 million	0	$0
Other pooled investment vehicles	N/A	N/A	N/A	N/A
Other accounts	33	$683 million	0	$0

Kenneth G. Mertz II: SmallCap Growth Fund II
Registered investment companies	1	$108 million	0	$0
Other pooled investment vehicles	N/A	N/A	N/A	N/A
Other accounts	37	$755 million	0	$0

Stacey L. Sears: SmallCap Growth Fund II
Registered investment companies	1	$108 million	0	$0
Other pooled investment vehicles	N/A	N/A	N/A	N/A
Other accounts	33	$683 million	0	$0

Compensation

Emerald has a company-wide compensation/incentive plan. A consulting firm assisted in the development of this plan of which the first stage was implemented in 1999, and included a salary grid structure for all employees and job titles. The firm’s Compensation Committee (which includes members of Emerald’s board of directors) can adjust an individual’s salary based on performance.

Portfolio managers are evaluated quarterly based on one and three-year rolling periods relative to the appropriate benchmark and peer group. In addition, evaluation involves assessing the profitability of the product and other duties such as research, client servicing, etc.

Research personnel are evaluated based on performance, adherence to the research process, idea generation, both oral and written communication, and other team-oriented assignments.

In addition, Emerald maintains a “firm-wide” bonus plan; Emerald employees are compensated by operating units including portfolio management, research, marketing, client services, operations, and staff support.

Emerald has awarded or offered the purchase of direct equity ownership in the firm to key employees.

Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager (list each fund on its own line)	Dollar Range of Securities Owned by the Portfolio Manager
Joseph W. Garner	SmallCap Growth II	None
Kenneth G. Mertz II	SmallCap Growth II	None
Stacey L. Sears	SmallCap Growth II	None

190

Sub-Advisor: Goldman Sachs Asset Management, L.P. (“GSAM”)

	Total Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance (in millions)
Dolores Bamford: MidCap Value Fund I
Registered investment companies	17	$17,102	0	$0
Other pooled investment vehicles	3	$72	3	$47
Other accounts	122	$5,576	1	$37

Andrew Braun: MidCap Value Fund I
Registered investment companies	18	$17,638	0	$0
Other pooled investment vehicles	3	$72	3	$47
Other accounts	122	$5,576	1	$37

Sean Gallagher: MidCap Value Fund I
Registered investment companies	19	$17,737	0	$0
Other pooled investment vehicles	3	$72	3	$47
Other accounts	122	$5,576	1	$37

Compensation

Compensation for GSAM portfolio managers is comprised of a base salary and year-end discretionary variable compensation. The base salary is fixed from year to year. Year-end discretionary variable compensation is primarily a function of each portfolio manager's individual performance and his or her contribution to overall team performance; the performance of GSAM and Goldman Sachs; the team’s net revenues for the past year which in part is derived from advisory fees, and for certain accounts, performance-based fees; and anticipated compensation levels among competitor firms. Portfolio managers are rewarded, in part, for their delivery of investment performance, measured on a pre-tax basis, which is reasonably expected to meet or exceed the expectations of clients and fund shareholders in terms of: excess return over an applicable benchmark, peer group ranking, risk management and factors specific to certain funds such as yield or regional focus. Performance is judged over 1-3- and 5-year time horizons.

The benchmark for the Principal Funds, Inc. – MidCap Value Fund I is: The Russell Mid Cap Value Index

The discretionary variable compensation for portfolio managers is also significantly influenced by: (1) effective participation in team research discussions and process; and (2) management of risk in alignment with the targeted risk parameter and investment objective of the fund. Other factors may also be considered including: (1) general client/shareholder orientation and (2) teamwork and leadership. Portfolio managers may receive equity-based awards as part of their discretionary variable compensation.

Other Compensation—In addition to base salary and year-end discretionary variable compensation, the firm has a number of additional benefits in place including (1) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; and (2) investment opportunity programs in which certain professionals may participate subject to certain eligibility requirements.

Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager (list each fund on its own line)	Dollar Range of Securities Owned by the Portfolio Manager
Dolores Bamford	MidCap Value I	None
Andrew Braun	MidCap Value I	None
Sean Gallagher	MidCap Value I	None

191

Sub-Advisor: Herndon Capital Management, LLC

	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Randell Cain: LargeCap Value Fund I
Registered investment companies	3	$576.8 million
Other pooled investment vehicles
Other accounts	122	$3.3 billion

COMPENSATION

Herndon Capital Management has implemented a compensation program for their portfolio managers and analysts which includes salary plus bonus. The compensation program is designed to attract qualified talent, promote teamwork and to align employer and employee interests by giving key employees a vested interest in the company’s long term performance.

The compensation for portfolio managers includes a component based on performance of the portfolios. Analyst’s compensation includes a component based on the subjective assessment of their contribution to the analytical portion of the investment process.

All employees will be entitled to receive a bonus that will be driven by the profits of the company. Every year a bonus pool will by funded by a pre-determined percent of the company’s pre-tax profits. This bonus/profit sharing will be distributed based on a combination of factors including tenure, role within the organization, and an evaluation by the employee’s immediate supervisor.

This bonus/profit sharing is expected to become the primary component of every employees overall compensation as the company’s profitability grows over time.

The three principals own a 15% ownership stake in the firm and will participate in ownership related cash-flows.

Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager (list each fund on its own line)	Dollar Range of Securities Owned by the Portfolio Manager
Randell Cain	LargeCap Value I	None

Sub-Advisor: J.P. Morgan Investment Management Inc.

Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts (Thousands)	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance (Thousands)
James Gibson: High Yield Fund I
Registered Investment Companies	3	$10,793,215	1	$140,205
Other Pooled Investment Vehicles	N/A	N/A	N/A	N/A
Other Accounts	N/A	N/A	N/A	N/A

192

	Total Number of Accounts	Total Assets in the Accounts (Thousands)	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance (Thousands)
William Morgan: High Yield Fund I
Registered Investment Companies	8	$12,373,276	1	$140,205
Other Pooled Investment Vehicles	9	$7,704,892	N/A	N/A
Other Accounts	11	$1,194,561	2	$285,546

James Shanahan: High Yield Fund I
Registered Investment Companies	11	$16,892,942	1	$140,205
Other Pooled Investment Vehicles	6	$ 1,017,281	1	$909,632
Other Accounts	14	$ 1,442,640	2	$285,546

Compensation

J.P. Morgan Investment Management Inc. (JP Morgan)'s Portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by JP Morgan. These elements reflect individual performance and the performance of JP Morgan's business as a whole.

Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he or she manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.

Awards of restricted stock are granted as part of an employee’s annual performance bonus and comprise from 0% to 40% of a portfolio manager’s total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager’s bonus may instead be subject to a mandatory notional investment in selected mutual funds advised by JP Morgan or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.

Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager (list each fund on its own line)	Dollar Range of Securities Owned by the Portfolio Manager
James Gibson	High Yield I	None
William Morgan	High Yield I	None
James Shanahan	High Yield I	None

193

Sub-Advisor: Jacobs Levy Equity Management, Inc.

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Bruce I. Jacobs: MidCap Growth Fund III
Registered investment companies	3	$1,089,646	0	$0
Other pooled investment vehicles	10	903,470	0	$0
Other accounts	65	5,862,328	12	$2,909,560

Kenneth N. Levy: MidCap Growth Fund III
Registered investment companies	3	1,089,646	0	$0
Other pooled investment vehicles	10	903,470	0	$0
Other accounts	65	5,862,328	12	$2,909,560

Compensation

Each Jacobs Levy portfolio manager receives a fixed salary and a percentage of the profits of the firm, which is based upon the portfolio manager’s ownership interest in the firm. The firm’s profits are derived from the fees it receives from client accounts. For most client accounts, the firm receives a fee based upon a percentage of assets under management (the “Basic Fee”). For some accounts, the firm receives a fee that is adjusted based upon the performance of the account compared to a benchmark. The type of performance adjusted fee, the measurement period for the fee and the benchmark vary by client. Common benchmarks include the S&P 500, Russell 1000, Russell 2000 and Russell 3000. In some cases, the Basic Fee is adjusted based upon the trailing returns (e.g., annualized trailing 12 quarter returns) of the account relative to an annualized benchmark return plus a specified number of basis points. In other cases, the firm receives the Basic Fee and a percentage of the profits in excess of a benchmark plus a specified number of basis points.

Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager (list each fund on its own line)	Dollar Range of Securities Owned by the Portfolio Manager
Bruce I. Jacobs	MidCap Growth III	None
Kenneth N. Levy	MidCap Growth III	None

Sub-Advisor: Los Angeles Capital Management and Equity Research, Inc.

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Daniel E. Allen: MidCap Value I and SmallCap Value II Funds
Registered investment companies	15	$1,629,960,305	0	$0
Other pooled investment vehicles	3	$585,191,115	2	$468,416,175
Other accounts	30	$4,833,460,964	6	$3,308,843,839

194

	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Hal W. Reynolds: MidCap Value I and SmallCap Value II Funds
Registered investment companies	15	$1,629,960,305	0	$0
Other pooled investment vehicles	3	$585,191,115	2	$468,416,175
Other accounts	30	$4,833,460,964	6	$3,308,843,839

Thomas D. Stevens: MidCap Value Fund I and SmallCap Value Fund II
Registered investment companies	15	$1,629,960,305	0	$0
Other pooled investment vehicles	3	$585,191,115	2	$468,416,175
Other accounts	30	$4,833,460,964	6	$3,308,843,839

Compensation

LA Capital receives a fee based on the assets under management of the MidCap Value I Fund and the SmallCap Value II Fund as set forth in an investment sub-advisory agreement between LA Capital and Principal Funds, Inc. LA Capital pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the MidCap Value I Fund and the SmallCap Value II Fund.

Portfolio management compensation is composed of fixed salaries and bonuses based on merit, and is in no way tied to the performance or market value of the Funds. All portfolio managers are also principals in the firm and thus receive pro-rata ownership distributions of LA Capital's profits on a quarterly basis.

Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager (list each fund on its own line)	Dollar Range of Securities Owned by the Portfolio Manager
Daniel E. Allen	MidCap Value I	None
Daniel E. Allen	SmallCap Value II	None
Hal W. Reynolds	MidCap Value I	None
Hal W. Reynolds	SmallCap Value II	None
Thomas D. Stevens	MidCap Value I	None
Thomas D. Stevens	SmallCap Value II	None

Sub-Advisor: Montag & Caldwell, LLC

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance (in millions)
Ronald E. Canakaris: LargeCap Growth Fund II
Registered investment companies	3	$3,798	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	3	$6	0	$0

Charles E. Markwalter: LargeCap Growth Fund II
Registered investment companies	2	$504	0	$0
Other pooled investment vehicles	9	$906	0	$0
Other accounts	25	$1,128	0	$0
195

	Total Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance (in millions)

Grover C. Maxwell III: LargeCap Growth Fund II
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	20	$247	0	$0

Compensation

Compensation for the portfolio managers includes an annual fixed base salary plus incentive compensation, which may be significantly larger than the base salary.

Incentive compensation levels are subjectively determined by the Firm's Executive Committee, which is comprised of Montag & Caldwell’s Chairman and President/Chief Executive Officer, and is based on the success of the firm in achieving clients’ investment objectives and providing excellent client service.

Montag & Caldwell does not employ performance-based compensation formulas and incentive compensation is not based on the performance or the value of assets held in the Fund's portfolio or in any other portfolio. Further, incentive compensation is not directly related to the size, growth or fees received from the management of any particular portfolio.

The portfolio managers may also participate in a bonus arrangement that is partially based on identifying new business prospects and obtaining new clients. Other components of the portfolio managers’ compensation include a 401(k) savings & profit sharing plan.

Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager (list each fund on its own line)	Dollar Range of Securities Owned by the Portfolio Manager
Ronald E. Canakaris	LargeCap Growth II	None
Charles E. Markwalter	LargeCap Growth II	None
Grover C. Maxwell III	LargeCap Growth II	None

Sub-Advisor: Neuberger Berman Fixed Income, LLC

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance (in millions)
Ann H. Benjamin: High Yield Fund I
Registered investment companies	4	$2,731	0	$0
Other pooled investment vehicles	8	$6,137	0	$0
Other accounts	28	$5,381	1	$152

William (Russ) Covode: High Yield Fund I
Registered investment companies	2	$2,459	0	$0
Other pooled investment vehicles	8	$6,137	0	$0
Other accounts	28	$5,381	1	$152

196

	Total Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance (in millions)
Thomas P. O’Reilly: High Yield Fund I
Registered investment companies	4	$2,731	0	$0
Other pooled investment vehicles	8	$6,137	0	$0
Other accounts	28	$5,381	1	$152

Compensation Structure

Neuberger Berman’s compensation philosophy is one that focuses on rewarding performance and incentivizing its employees. Neuberger Berman considers a variety of factors in determining fixed and variable compensation for employees, including firm performance, individual performance, overall contribution to the team, collaboration with colleagues across the firm, effective partnering with clients to achieve goals, risk management and the overall investment performance as well as competitive benchmarking. It is Neuberger Berman’s foremost goal to create a compensation process that is fair, transparent, and competitive with the market.

The Fixed Income Portfolio Managers receive a fixed (salary) and variable (bonus) compensation. The bonus portion of a Portfolio Manager’s compensation is typically paid out at year end through a team bonus pool that may include both formulaic and discretionary elements. The formulaic portion of a bonus pool is a revenue-based model that generates a range for funding the Portfolio Management team compensation. The determination of any discretionary funding of a pool outside of the range and the allocation of discretionary bonuses to individual participants are based on a variety of criteria, including aggregate investment performance, utilization of central resources, business building to further the longer term sustainable success of the investment team, effective team/people management, and overall contribution to the success of Neuberger Berman.

Incentive Structure

As a firm, Neuberger Berman believes that providing its employees with appropriate incentives, a positive work environment and an inclusive and collaborative culture is critical to its success in retaining employees.

The terms of its long-term retention incentives are as follows:

•	Employee-Owned Equity. An integral part of the management buyout of Neuberger Berman was the implementation of an equity ownership structure which embodies the importance of incentivizing and retaining key investment professionals. Investment professionals have received a majority of the common equity owned by all employees, and the same proportion of the preferred interests owned by employees.

Employee equity and preferred stock will be subject to vesting (generally 25% vests each year at the 2nd, 3rd, 4th and 5th anniversaries of the grant).

•	Contingent Compensation. Neuberger Berman established the Neuberger Berman Group Contingent Compensation Plan (the "CCP") to serve as a means to further align the interests of our employees with the success of the firm and the interests of our clients, and to reward continued employment. Under the CCP, a percentage of a participant's total compensation is contingent and tied to the performance of a portfolio of Neuberger Berman’s investment strategies as specified by the firm on an employee-by-employee basis. By having a participant's contingent compensation be tied to Neuberger Berman investment strategies, each employee is given further incentive to operate as a prudent risk manager and to collaborate with colleagues to maximize performance across all business areas. In the case of Portfolio Managers, the CCP is currently structured so that such employees have exposure to the investment strategies of their respective teams as well as the broader Neuberger Berman portfolio. Subject to satisfaction of certain conditions of the CCP (including conditions relating to continued employment), contingent amounts under the 2009 and 2010 CCP will vest 50% after two years and 50% after three years. The contingent amounts under the 2011 CCP will vest in 1/3 increments each year over a three year period. Neuberger Berman determines annually which employees participate in the program based on total compensation for the applicable year.

197

•	Restrictive Covenants. Select senior professionals who have received equity grants have agreed to restrictive covenants which may include non-compete and non-solicit restrictions depending on participation.

Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager (list each fund on its own line)	Dollar Range of Securities Owned by the Portfolio Manager
Ann H. Benjamin	High Yield I	None
William (Russ) Covode	High Yield I	None
Thomas P. O’Reilly	High Yield I	None

Sub-Advisor: Pacific Investment Management Company LLC

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance (in millions)
William Gross: Core Plus Bond Fund I
Registered investment companies	41	$358,348	0	$0
Other pooled investment vehicles	32	$37,882	7	$3,063
Other accounts	69	$36,500	18	$8,698

Compensation

PIMCO has adopted a Total Compensation Plan for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes an incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, discretionary performance bonus, and may include an equity or long term incentive component.

Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

The Total Compensation Plan consists of three components:

•	Base Salary - Base salary is determined based on core job responsibilities, market factors and business considerations. Salary levels are reviewed annually or when there is a significant change in job responsibilities or the market.
•	Performance Bonus – Performance bonuses are designed to reward high performance standards, work ethic and consistent individual and team contributions to the firm. Each professional and his or her supervisor will agree upon performance objectives to serve as the basis for performance evaluation during the year. The objectives will outline individual goals according to pre-established measures of group or department success. Achievement against these goals is measured by the employee and supervisor will be an important, but not exclusive, element of the bonus decision process.
•	Equity or Long Term Incentive Compensation – Equity allows certain professionals to participate in the long-term growth of the firm. The M unit program provides for annual option grants which vest over a number of years and may convert into PIMCO equity that shares in the profit distributions of the firm. M Units are non-voting common equity of PIMCO and provide a mechanism for individuals to build a significant equity stake in PIMCO over time. Option awards may represent a significant portion of individual’s total compensation.

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In certain countries with significant tax implications for employees to participate in the M Unit Option Plan, PIMCO continues to use the Long Term Incentive Plan (“LTIP”) in place of the M Unit Option Plan. The LTIP provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Global Investors, and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon Allianz Global Investors’ profit growth and PIMCO’s profit growth.

Participation in the M Unit Option Plan and LTIP is contingent upon continued employment at PIMCO.

In addition, the following non-exclusive list of qualitative criteria may be considered when specifically determining the total compensation for portfolio managers:

•	3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Funds) and relative to applicable industry peer groups;
•	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;
•	Amount and nature of assets managed by the portfolio manager;
•	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);
•	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;
•	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;
•	Contributions to asset retention, gathering and client satisfaction;
•	Contributions to mentoring, coaching and/or supervising; and
•	Personal growth and skills added.

A portfolio manager’s compensation is not based directly on the performance of any Fund or any other account managed by that portfolio manager.

Profit Sharing Plan. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Partner Compensation Committee, based upon an individual’s overall contribution to the firm.

Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager (list each fund on its own line)	Dollar Range of Securities Owned by the Portfolio Manager
William Gross	Core Plus Bond I	None

Sub-Advisor: Principal Global Investors, LLC (Equity Portfolio Managers)

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Michael Ade: International Emerging Markets Fund
Registered investment companies	2	$174,123,400	0	$0
Other pooled investment vehicles	2	$1,071,140,154	0	$0
Other accounts	20	$3,415,949,701	7	$1,526,384,340

Paul H. Blankenhagen: Diversified International Fund
Registered investment companies	1	$463,765,931	0	$0
Other pooled investment vehicles	3	$2,621,474,028	0	$0
Other accounts	3	$213,571,752	0	$0

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	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Juliet Cohn: Diversified International Fund
Registered investment companies	1	$463,765,931	0	$0
Other pooled investment vehicles	3	$2,621,474,028	0	$0
Other accounts	4	$300,765,549	0	$0

Mihail Dobrinov: International Emerging Markets Fund
Registered investment companies	2	$174,123,400	0	$0
Other pooled investment vehicles	2	$1,071,140,154	0	$0
Other accounts	18	$3,081,854,049	7	$1,526,384,340

Joel Fortney: MidCap Value Fund III
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	1	$253,613,437	0	$0
Other accounts	0	$0	0	$0

Arild Holm: LargeCap Value Fund
Registered investment companies	1	$198,752,180	0	$0
Other pooled investment vehicles	2	$231,078,842	0	$0
Other accounts	1	$50,153,487	0	$0

Thomas Kruchten: LargeCap S&P 500 Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds
Registered investment companies	2	$1,106,515,002	0	$0
Other pooled investment vehicles	3	$10,037,446,703	0	$0
Other accounts	3	$82,611,414	0	$0

Dirk Laschanzky: Principal LifeTime 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, and Strategic Income Funds
Registered investment companies	1	$50,876,852	0	$0
Other pooled investment vehicles	6	$548,082,307	0	$0
Other accounts	0	$0	0	$0

K. William Nolin: MidCap Blend Fund
Registered investment companies	1	$541,371,492	0	$0
Other pooled investment vehicles	1	$1,255,838,318	0	$0
Other accounts	0	$0	0	$0

Phil Nordhus: SmallCap Blend Fund,
Registered investment companies	1	$47,245,747	0	$0
Other pooled investment vehicles	8	$986,592,421	0	$0
Other accounts	1	$107,427,231	0	$0

Brian Pattinson: SmallCap Blend Fund,
Registered investment companies	1	$47,245,747	0	$0
Other pooled investment vehicles	9	$1,454,238,436	0	$0
Other accounts	6	$1,202,613,766	2	$356,802,395

Michael Reynal: International Emerging Markets Fund
Registered investment companies	2	$174,123,400	0	$0
Other pooled investment vehicles	2	$1,071,140,154	0	$0
Other accounts	19	$3,327,746,923	7	$1,523,384,340

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	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Jeff Schwarte: LargeCap Value and MidCap Value Fund III
Registered investment companies	1	$198,752,180	0	$0
Other pooled investment vehicles	5	$498,807,894	0	$0
Other accounts	3	$184,703,114	0	$0

Compensation

Principal Global Investors offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms. The objectives are to align individual and team contributions with client performance objectives in a manner that is consistent with industry standards and business results.

Compensation for equity investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The incentive component is well aligned with client goals and objectives, with the largest determinant being investment performance relative to appropriate client benchmarks and peer groups. Relative performance metrics are measured over rolling one-year, three-year and five-year periods, calculated quarterly. Emphasis is placed on longer term results, with one-year results weighted 20% and three- and five-year results each weighted 40%. Investment performance generally comprises 60% of total variable compensation. The structure is uniformly applied among all investment professionals, including portfolio managers, research analysts, traders and team leaders.

The remaining portion of incentive compensation is discretionary, based on a combination of team results and individual contributions. Discretionary compensation metrics are specifically aligned with the results of the Equities group rather than the broader Principal Financial Group (PFG). For portfolio managers and senior professionals, a portion of incentive compensation may be deferred, with half of the deferred portion required to be invested in equity funds managed by the team. All senior team members have substantial investments in equity funds managed by the group, including deferred compensation, retirement plans and direct personal investments. It should be noted that the Company’s retirement plans and deferred compensation plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds. However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e. “clones”).

The benefits of this structure are threefold. First, the emphasis on investment performance as the largest driver of variable compensation allocation provides strong alignment of interests with client objectives. Second, the discretionary element is intended to balance the allocation of the funded profit pool and rewards individual and team contributions that deliver on longer term business strategies including asset retention and growth, firm wide collaboration and team development.  Third, the overall measurement framework and the deferred component for senior staff are well aligned with our desired focus on clients' objectives (e.g. co-investment) and talent retention.

Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager (list each fund on its own line)	Dollar Range of Securities Owned by the Portfolio Manager
Michael Ade	International Emerging Markets	None
Paul H. Blankenhagen	Diversified International	None
Juliet Cohn	Diversified International	None
Mihail Dobrinov	International Emerging Markets	None
Joel Fortney	MidCap Value III	None
Arild Holm	LargeCap Value	None
Thomas Kruchten	LargeCap S&P 500 Index	None
Thomas Kruchten	MidCap S&P 400 Index	None
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Portfolio Manager	PFI Funds Managed by Portfolio Manager (list each fund on its own line)	Dollar Range of Securities Owned by the Portfolio Manager
Thomas Kruchten	SmallCap S&P 600 Index	None
Dirk Laschanzky	Principal LifeTime 2010	None
Dirk Laschanzky	Principal LifeTime 2015	None
Dirk Laschanzky	Principal LifeTime 2020	None
Dirk Laschanzky	Principal LifeTime 2025	None
Dirk Laschanzky	Principal LifeTime 2030	None
Dirk Laschanzky	Principal LifeTime 2035	None
Dirk Laschanzky	Principal LifeTime 2040	None
Dirk Laschanzky	Principal LifeTime 2045	None
Dirk Laschanzky	Principal LifeTime 2050	None
Dirk Laschanzky	Principal LifeTime 2055	None
Dirk Laschanzky	Principal LifeTime Strategic Income	None
K. William Nolin	MidCap Blend	None
Phil Nordhus	SmallCap Blend	None
Brian Pattinson	SmallCap Blend	None
Michael Reynal	International Emerging Markets	None
Jeff Schwarte	LargeCap Value	None
Jeff Schwarte	MidCap Value III	None

Sub-Advisor: Principal Global Investors, LLC (Fixed Income Portfolio Managers)

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Bill Armstrong: Bond & Mortgage Securities Fund
Registered investment companies	2	$417,718,638	0	$0
Other pooled investment vehicles	4	$5,180,020,210	0	$0
Other accounts	15	$3,618,419,451	2	$1,070,575,793

David Blake: Principal LifeTime 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, and Strategic Income Funds
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

Doug Gaylor: California Municipal and Tax-Exempt Bond Funds
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	1	$30,120,490	0	$0

Tracy Reeg: Money Market Fund
Registered investment companies	1	$316,109,199	0	$0
Other pooled investment vehicles	1	$3,280,397,094	0	$0
Other accounts	0	$0	0	$0

Alice Robertson: Money Market Fund
Registered investment companies	1	$316,109,199	0	$0
Other pooled investment vehicles	1	$3,280,397,094	0	$0
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	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Other accounts	0	$0	0	$0

Tim Warrick: Bond & Mortgage Securities Fund
Registered investment companies	1	$324,344,014	0	$0
Other pooled investment vehicles	5	$5,311,399,121	0	$0
Other accounts	22	$4,349,538,700	2	$1,070,575,793

Compensation

Principal Global Investors offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms. The objectives are to align individual and team contributions with client performance objectives in a manner that is consistent with industry standards and business results.

Compensation for fixed income investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The incentive component is well aligned with client goals and objectives, with the largest determinant being investment performance relative to appropriate client benchmarks and peer group, if applicable. Relative performance metrics are measured over rolling one-year, three-year and five-year periods, calculated quarterly. Investment performance is a primary determinant in the allocation of total variable compensation. The structure is applied among all investment professionals, including portfolio managers, research analysts, traders and team leaders.

Team results and individual contributions are among the other factors impacting incentive compensation levels. These discretionary compensation metrics are specifically aligned with the results of the Fixed Income group rather than the broader Principal Financial Group (PFG). For portfolio managers and senior professionals, a portion of incentive compensation may be deferred, with half of the deferred portion required to be invested in fixed income funds managed by the team. All senior team members have substantial investments in fixed income funds managed by the group, including deferred compensation, retirement plans and direct personal investments. It should be noted that the Company’s retirement plans and deferred compensation plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds. However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e. “clones”).

The benefits of this structure are threefold. First, the emphasis on investment performance as the largest driver of variable compensation allocation provides strong alignment of interests with client objectives. Second, the discretionary element is intended to balance the allocation of the funded profit pool and rewards individual and team contributions that deliver on longer term business strategies including asset retention and growth, firm wide collaboration and team development. Third, the overall measurement framework and the deferred component for senior staff are well aligned with our desired focus on clients' objectives (e.g. co-investment) and talent retention.

Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager (list each fund on its own line)	Dollar Range of Securities Owned by the Portfolio Manager
Bill Armstrong	Bond & Mortgage Securities	None
David Blake	Principal LifeTime 2010	None
David Blake	Principal LifeTime 2015	None
David Blake	Principal LifeTime 2020	None
David Blake	Principal LifeTime 2025	None
David Blake	Principal LifeTime 2030	None
David Blake	Principal LifeTime 2035	None
David Blake	Principal LifeTime 2040	None
David Blake	Principal LifeTime 2045	None
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Portfolio Manager	PFI Funds Managed by Portfolio Manager (list each fund on its own line)	Dollar Range of Securities Owned by the Portfolio Manager
David Blake	Principal LifeTime 2050	None
David Blake	Principal LifeTime 2055	None
David Blake	Principal LifeTime Strategic Income	None
Doug Gaylor	California Municipal	None
Doug Gaylor	Tax-Exempt Bond	None
Tracy Reeg	Money Market	$1 - $10,000
Alice Robertson	Money Market	None
Tim Warrick	Bond & Mortgage Securities	None

Sub-Advisor: Principal Real Estate Investors, LLC

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Alastair Gillespie: Global Real Estate Securities Fund
Registered investment companies	2	$32,054,095	0	$0
Other pooled investment vehicles	1	$4,553,924	0	$0
Other accounts	4	$86,009,778	0	$0

Simon Hedger: Global Real Estate Securities Fund
Registered investment companies	1	$18,879,375	0	$0
Other pooled investment vehicles	1	$4,553,924	0	$0
Other accounts	2	$14,441,926	0	$0

Anthony Kenkel: Global Real Estate Securities Fund
Registered investment companies	2	$329,376,915	0	$0
Other pooled investment vehicles	2	$14,142,089	0	$0
Other accounts	14	$359,723,091	1	$57,729,117

Chris Lepherd: Global Real Estate Securities Fund
Registered investment companies	1	$13,174,719	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	2	$71,567,851	0	$0

Matt Richmond: Real Estate Securities Fund
Registered investment companies	2	$329,376,915	0	$0
Other pooled investment vehicles	1	$9,588,164	0	$0
Other accounts	13	$352,105,796	1	$57,729,117

Kelly D. Rush: Global Real Estate Securities, and Real Estate Securities Funds
Registered investment companies	4	$625,215,938	0	$0
Other pooled investment vehicles	2	$14,142,089	0	$0
Other accounts	15	$366,547,723	1	$57,729,117

Compensation

Principal Real Estate Investors offers investment professionals a competitive compensation structure that is evaluated annually relative to other real estate asset management firms. The objectives are to align individual and team contributions with client performance objectives in a manner that is consistent with industry standards and business results.

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Compensation for real estate investment professionals at all levels comprises base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion, commensurate with responsibility levels. The incentive component is well aligned with client goals and objectives, with award levels reflecting investment performance relative to appropriate client benchmarks. Relative performance metrics are measured over rolling one-year, three-year and five-year periods. Investment performance is a primary determinant of total variable compensation. The remaining portion of incentive compensation is based on a combination of team and firm results and individual contributions.

For senior team members (approximately 10% of real estate employees), a portion of variable earnings are structured as deferred compensation, subject to three-year vesting. Deferred compensation takes the form of a combination of Principal Financial Group restricted stock units and deferred cash. It should be noted that the Company’s retirement plans and deferred compensation plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds. However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e. “clones”).

The benefits of this structure are threefold. First, the emphasis on investment performance provides strong alignment of interests with client objectives. Second, the team results and individual contributions components are intended to balance rewards with the achievement of longer term business strategies including asset retention and growth, firm wide collaboration and team development.  Third, the overall measurement framework and the deferred component for senior staff are well aligned with our desired focus on talent retention.

Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager (list each fund on its own line)	Dollar Range of Securities Owned by the Portfolio Manager
Alastair Gillespie	Global Real Estate Securities	None
Simon Hedger	Global Real Estate Securities	None
Anthony Kenkel	Global Real Estate Securities	None
Chris Lepherd	Global Real Estate Securities	None
Matt Richmond	Real Estate Securities	None
Kelly D. Rush	Global Real Estate Securities	None
Kelly D. Rush	Real Estate Securities	None

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Sub-Advisor: Pyramis Global Advisors, LLC

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance (in millions)
Cesar Hernandez: International Fund I
Registered investment companies	4	$1,854	0	$0
Other pooled investment vehicles	4	$4,180	1	$23,125
Other accounts	81	$3,375	13	$2,965

Compensation

As of October 31, 2011, Pyramis’ portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Pyramis or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at Pyramis, FMR (Pyramis’ ultimate parent company) or its affiliates. The primary components of the portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, if applicable and (ii) the investment performance of other Pyramis equity accounts. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and peer group, if applicable. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to and leadership within the Pyramis investment platform. The portion of the portfolio manager’s bonus that is linked to the investment performance of the strategy is based on the pre-tax investment performance of the strategy measured against the MSCI EAFE Index (net). The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of Pyramis Global Advisors Holdings Corp, the direct parent company of Pyramis. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of Pyramis and its affiliates.

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by Pyramis or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

206

Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager (list each fund on its own line)	Dollar Range of Securities Owned by the Portfolio Manager
Cesar Hernandez	International I	None

Sub-Sub-Advisor: Schroder Investment Management North America Limited

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance (in millions)
Virginie Maisonneuve: International Fund I
Registered investment companies	7	$7,772.4	2	$7,141.6
Other pooled investment vehicles	11	$1,589.6	1	$9.2
Other accounts	26	$4,166.1	4	$579.7

Simon Webber: International Fund I
Registered investment companies	7	$7,772.4	2	$7,141.6
Other pooled investment vehicles	4	$252.8	0	$0
Other accounts	11	$1,372.9	0	$0

Compensation

Schroder aims to provide remuneration packages that are market competitive in order to ensure that Schroder is able to attract and retain top quality professional staff. All investment professionals are paid a package that includes a salary, a discretionary annual bonus, and fringe benefits common to the wider industry such as private medical insurance and pension benefit.

The principle underlying Schroder employee compensation arrangements is that Schroder should reward employees with a remuneration package which reflects their contribution to the success of their team and Schroder overall business. Discretionary bonuses are not set at a standard percentage. Bonuses and salary increases are based upon the individual’s performance which is thoroughly assessed in formal annual appraisals.

In the case of investment professionals, incentive compensation is closely tied to the performance of their portfolios/funds against both competitors and benchmark. Qualitative factors, such as an individual's contribution to their team and Schroder's business as a whole are also important factors. Research analysts, responsible for detailed security research, rating and monitoring, are evaluated and their compensation is based on a mixture of quantitative and qualitative factors. Quantitative factors such as evaluation of the performance of their security grades and on the performance of portfolios managed by their team are considered. The qualitative factors include their effectiveness in communicating their ideas, their teamwork with colleagues, the impact of their recommendations on portfolios and how they perform against Schroder’s core values. At the level of the investment desk, the discretionary pool available for distribution will depend in part on the revenues generated by their products.

Compensation (bonuses) on the Global & International Equity Team:

Global and International Equity team bonuses are set according to transparent formulae that are applied to all team members.

For Global Sector Specialists (GSS), 25% of their bonus is awarded based on qualitative factors and 75% on quantitative factors. Our quantitative assessment is based both on the efficacy of their recommendations versus the global sector and performance of the team’s flagship funds over one and three years and, additionally the performance of any sector fund, where relevant to the particular GSS. The qualitative factors include enthusiasm, effectiveness of communication, contribution to team discussion, and feedback from both team portfolio managers and local analysts.

207

Schroder methodology rewarding the contribution made by Schroder portfolio managers combines quantitative measures focused on the performance of the assets managed by the team over one and three years relative to peer group and benchmark, and, qualitative measures similar to those described above for GSS.

Schroder believes strongly that this compensation structure closely aligns the interests of the team and clients in terms of performance and time horizon, and also encourages the full team approach to portfolio construction that is outlined in the following sections that cover investment process.

Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager (list each fund on its own line)	Dollar Range of Securities Owned by the Portfolio Manager
Virginie Maisonneuve	International I	None
Simon Webber	International I	None

Sub-Advisor: T. Rowe Price Associates, Inc.

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Anna M. Dopkin: LargeCap Blend Fund II
Registered investment companies	7	$5,719.2	0	$0
Other pooled investment vehicles	9	$3,403.1	0	$0
Other accounts	62	$20,032.7	0	$0

Ann M. Holcomb: LargeCap Blend Fund II
Registered investment companies	7	$5,719.2	0	$0
Other pooled investment vehicles	9	$3,403.1	0	$0
Other accounts	62	$20,032.7	0	$0

Robert W. Sharps: LargeCap Growth Fund I
Registered investment companies	5	$4,869.8	0	$0
Other pooled investment vehicles	7	$10,273.3	0	$0
Other accounts	40	$5410.0	0	$0

Compensation

T. Rowe Price portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors.

Portfolio manager compensation is based partly on performance. Investment performance over one-, three-, five-, and 10-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. We evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad based index (ex. S&P 500) and an applicable Lipper index (ex. Large-Cap Blend), though other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms.

Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. It is important to note that compensation is viewed with a long- term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor.

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Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long-term success and are highly valued.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager (list each fund on its own line)	Dollar Range of Securities Owned by the Portfolio Manager
Anna M. Dopkin	LargeCap Blend II	None
Ann M. Holcomb	LargeCap Blend II	None
Robert W. Sharps	LargeCap Growth I	None

Sub-Advisor: Thompson, Siegel & Walmsley LLC

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Elizabeth Cabell Jennings: LargeCap Value Fund I
Registered investment companies	1	$43.4	0	N/A
Other pooled investment vehicles	0	N/A	0	N/A
Other accounts	68	$1,114.1	0	N/A

Paul A. Ferwerda: LargeCap Value Fund I
Registered investment companies	2	$168.8	0	N/A
Other pooled investment vehicles	0	N/A	0	N/A
Other accounts	17	$487.7	0	N/A

Charles J. Wittmann: LargeCap Value Fund I
Registered investment companies	1	$43.4	0	N/A
Other pooled investment vehicles	0	N/A	0	N/A
Other accounts	68	$1,114.1	0	N/A

Compensation

TS&W’s compensation strategy is to provide competitive base salaries commensurate with an individual’s responsibility and provide incentive bonus awards that may significantly exceed base salary. Annually, the TS&W Remuneration Committee is responsible for determining the discretionary bonus, utilizing an analytical and qualitative assessment process. Factors used to determine compensation are commitment to TS&W’s core values, long-term performance, the product’s strategic position in the overall success of TS&W, and support of marketing/client service commitments. Key associates may be awarded cash bonus, and deferred TS&W equity grants. All qualified employees participate in TS&W’s Employee’s Retirement Plan.

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Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager (list each fund on its own line)	Dollar Range of Securities Owned by the Portfolio Manager
Elizabeth Cabell Jennings	LargeCap Value I	None
Paul A. Ferwerda	LargeCap Value I	None
Charles J. Wittmann	LargeCap Value I	None

Sub-Advisor: Turner Investments, L.P.

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Christopher K. McHugh: MidCap Growth Fund III
Registered investment companies	8	$2 billion	1	$35 million
Other pooled investment vehicles	24	$277 million	2	$43 million
Other accounts	17	$923 million	4	$407 million

Compensation

Turner’s compensation program is designed to promote excellence, accountability and teamwork. Portfolio managers are compensated for superior investment results, not the level of assets in a strategy. The analyst role is compensated based upon the performance of individual stocks recommendations, within an industry specialty, that make it into a portfolio. A portion of investment professional bonus compensation is linked to a subjective teamwork and peer assessment. Merit bonuses are capped at a multiple of base salary, and performance targets are set and measured over multiple time periods to discourage undue risk in execution. Base salary, as well as the potential range of earnings for an individual, is benchmarked to the industry and to the individual’s level of experience. Finally, all of our investment professionals are principals of the firm and, as such, have a long-term vested interest in the success of all of our investment strategies. Each employee has the opportunity to become an equity owner, which we believe is a key factor in promoting accountability and in attracting and retaining top-tier professionals within all areas of the firm.

Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager (list each fund on its own line)	Dollar Range of Securities Owned by the Portfolio Manager
Christopher K. McHugh	MidCap Growth III	None

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Sub-Advisor: Vaughan Nelson Investment Management, LP

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Chris Wallis: SmallCap Value Fund II
Registered investment companies	8	$1,013,223,436
Other pooled investment vehicles	7	$87,682,058
Other accounts	223	$3,955,613,079

Scott Weber: SmallCap Value Fund II
Registered investment companies	8	$1,013,223,436
Other pooled investment vehicles	7	$87,682,058
Other accounts	223	$3,955,613,079

Compensation

Compensation of portfolio management professionals includes a fixed base salary, variable bonus and a contribution to the firm’s retirement plan. The variable bonus component, as a whole for all portfolio management professionals, is based upon a percentage of the firm’s operating profit, as defined. Each portfolio management professional’s participation in the variable bonus pool is based primarily upon the performance of the strategy managed, as represented by a composite of all accounts qualifying for such composite relative to the Russell Universe peer group. In order to align compensation with the investment objectives of our clients, the evaluation methodology utilizes the three year performance period as the primary weighting, the five year performance period as the secondary weighting and a qualitative assessment of the quality of client service provided as a tertiary weighting. The contribution to the firm’s retirement plan is based on a percentage (at the discretion of the Vaughan Nelson Board) of total cash compensation (subject to IRS limits) and such percentage is the same for all firm personnel. Compensation at Vaughan Nelson is determined by the Compensation Committee at the recommendation of the Chief Executive Officer.

At Vaughan Nelson there is no distinction for purposes of compensation between the Funds and any other accounts managed.

Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager (list each fund on its own line)	Dollar Range of Securities Owned by the Portfolio Manager
Chris Wallis	SmallCap Value II	None
Scott Weber	SmallCap Value II	None

Sub-Advisor: Westwood Management Corp.

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance (in millions)
Lisa Dong: LargeCap Value Fund III
Registered investment companies	13	$1,476	0	$0
Other pooled investment vehicles	14	$842	0	$0
Other accounts	75	$4,011	1	$184.2

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	Total Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance (in millions)
Mark Freeman: LargeCap Value Fund III
Registered investment companies	12	$1,884	0	$0
Other pooled investment vehicles	15	$1,137	0	$0
Other accounts	66	$3,816	3	$358.3

Scott Lawson: LargeCap Value Fund III
Registered investment companies	10	$1,393	0	$0
Other pooled investment vehicles	5	$658	0	$0
Other accounts	77	$3,621	1	$184.2

Jay Singhania: LargeCap Value Fund III
Registered investment companies	10	$1,393	0	$0
Other pooled investment vehicles	7	$677	0	$0
Other accounts	65	$3,798	3	$358.3

Compensation

Westwood compensates the Fund’s portfolio managers for their management of the Fund. Each of the Fund’s portfolio managers’ compensation consists of a fixed cash salary and employer 401(k) matching contributions. The portfolio managers are also paid a discretionary cash bonus and a restricted stock award which takes into account performance of the products they manage, including the Fund and other accounts, and profitability of the firm.

Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager (list each fund on its own line)	Dollar Range of Securities Owned by the Portfolio Manager
Lisa Dong	LargeCap Value III	None
Mark Freeman	LargeCap Value III	None
Scott Lawson	LargeCap Value III	None
Jay Singhania	LargeCap Value III	None

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APPENDIX A

Description of Bond Ratings:

Moody's Investors Service, Inc. Rating Definitions:

Long-Term Obligation Ratings

Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.
B:	Obligations rated B are considered speculative and are subject to high credit risk.
Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM NOTES: The four ratings of Moody's for short-term notes are MIG 1, MIG 2, MIG 3, and MIG 4. MIG 1 denotes "best quality, enjoying strong protection from established cash flows." MIG 2 denotes "high quality" with "ample margins of protection." MIG 3 notes are of "favorable quality...but lacking the undeniable strength of the preceding grades." MIG 4 notes are of "adequate quality, carrying specific risk for having protection...and not distinctly or predominantly speculative."

Description of Moody's Commercial Paper Ratings:

Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

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Description of Standard & Poor's Corporation's Debt Ratings:

A Standard & Poor's debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

l.	Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;
II.	Nature of and provisions of the obligation;
III.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.
AAA:	Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
AA:	Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.
A:	Debt rated "A" has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
BBB:	Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.
BB, B, CCC, CC:	Debt rated "BB," "B," "CCC," and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
C:	The rating "C" is reserved for income bonds on which no interest is being paid.
D:	Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

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NR:	Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Standard & Poor's, Commercial Paper Ratings

A Standard & Poor's Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A:	Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.
A-1:	This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a "+" designation.
A-2:	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."
A-3:	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.
B:	Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.
C:	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
D:	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor's rates notes with a maturity of less than three years as follows:

SP-1:	A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a "+" designation.
SP-2:	A satisfactory capacity to pay principal and interest.
SP-3:	A speculative capacity to pay principal and interest.

Fitch, Inc. Long-Term Credit Ratings

Investment Grade

AAA:	Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA:	Very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
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A:	High credit quality. “A” ratings denote low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB:	Good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

Speculative Grade

BB:	Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.
B:	Highly speculative. ‘B’ ratings indicate that material credit risk is present.
CCC:	Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.
CC:	Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.
C:	Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Recovery Ratings

Recovery Ratings are assigned to selected individual securities and obligations. These currently are published for most individual obligations of corporate issuers with IDRs in the ‘B’ rating category and below, and for selected structured finance obligations in low speculative grade.

Among the factors that affect recovery rates for securities are the collateral, the seniority relative to other obligations in the capital structure (where appropriate), and the expected value of the company or underlying collateral in distress.

The Recovery Rating scale is based upon the expected relative recovery characteristics of an obligation upon the curing of a default, emergence from insolvency or following the liquidation or termination of the obligor or its associated collateral. For structured finance, Recovery Ratings are designed to estimate recoveries on a forward-looking basis while taking into account the time value of money.

Recovery Ratings are an ordinal scale and do not attempt to precisely predict a given level of recovery. As a guideline in developing the rating assessments, the agency employs broad theoretical recovery bands in its ratings approach based on historical averages, but actual recoveries for a given security may deviate materially from historical averages.

RR1:	Outstanding recovery prospects given default. ‘RR1’ rated securities have characteristics consistent with securities historically recovering 91%-100% of current principal and related interest.
RR2:	Superior recovery prospects given default. ‘RR2’ rated securities have characteristics consistent with securities historically recovering 71%-90% of current principal and related interest.
RR3:	Good recovery prospects given default. ‘RR3’ rated securities have characteristics consistent with securities historically recovering 51%-70% of current principal and related interest.
RR4:	Average recovery prospects given default. ‘RR4’ rated securities have characteristics consistent with securities historically recovering 31%-50% of current principal and related interest.
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RR5:	Below average recovery prospects given default. ‘RR5’ rated securities have characteristics consistent with securities historically recovering 11%-30% of current principal and related interest.
RR6:	Poor recovery prospects given default. ‘RR6’ rated securities have characteristics consistent with securities historically recovering 0%-10% of current principal and related interest.

Short-Term Credit Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in US public finance markets.

F1:	Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2:	Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.
F3:	Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.
B:	Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C:	High short-term default risk. Default is a real possibility.
RD:	Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.
D:	Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.
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APPENDIX B

Proxy Voting Policies

The proxy voting policies applicable to each Fund appear in the following order:

Principal’s proxy voting policy is first, followed by the Sub-Advisors, alphabetically.

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Principal Management Corporation (“Principal”) Proxy Voting Policy
Effective March 10, 2009

Proxy Voting Policy
Principal believes that proxy voting and the analysis of corporate governance issues, in general, are important elements of the portfolio management services provided to the firm’s advisory clients. The guiding principles in performing proxy voting are to make decisions that (i) favor proposals that tend to maximize a company's shareholder value and (ii) are not influenced by conflicts of interest. These principles reflect the belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

Proxy Voting Procedures
Principal has implemented these procedures with the premise that portfolio management personnel base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance is one such factor, it may not be the primary consideration. As such, the principles and positions reflected in the procedures are designed to guide in the voting of proxies, and not necessarily in making investment decisions.

Institutional Shareholder Services (“ISS”). Based on Principal’s investment philosophy and approach to portfolio construction, and given the complexity of the issues that may be raised in connection with proxy votes, Principal has retained the services of ISS, an independent company that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers. The services provided to Principal include in-depth research, voting recommendations, vote execution, recordkeeping, and reporting.

Principal has elected to follow ISS Standard Proxy Voting Guidelines (the “Guidelines”), which embody the positions and factors that Principal generally considers important in casting proxy votes. The Guidelines address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, Board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. In connection with each proxy vote, ISS prepares a written analysis and recommendation that reflects ISS’ application of the Guidelines to the particular proxy issues.

On any particular proxy vote, a Portfolio Manager may decide to diverge from the Guidelines. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS own evaluation of the factors. The Portfolio Manager has access to ISS Recommendations and may determine that it is in the best interest of shareholders to vote differently.

In the event that judgment differs from that of ISS, Principal will memorialize the reasons supporting that judgment and retain a copy of those records. In such cases, the following will be required:

•	The requesting Portfolio Manager must put forth, in writing, the reasons for their decision;
•	The approval of Principal’s Chief Investment Officer;
•	Notification to the Proxy Voting Coordinator and other appropriate personnel (including PGI Portfolio Managers whose clients may own the particular security);
•	A determination that the decision is not influenced by any conflict of interest; and
•	The creation of a written record reflecting the process.

Conflicts of Interest. Principal has implemented procedures designed to prevent conflicts of interest from influencing proxy voting decisions. These procedures are designed to eliminate Principal’s discretion in voting such proxies to eliminate the conflict. The procedures used differ for the SAM Portfolio and LifeTime portfolios of the Principal Fund clients and all other clients.

Conflict Procedures for the SAM Portfolios and LifeTime Portfolios
The SAM Portfolios and the LifeTime portfolios invest in shares of other Principal Mutual Funds. Principal is authorized to vote proxies related to the underlying funds. If an underlying fund holds a shareholder meeting, in order to avoid any potential conflict of interest, Principal will vote shares of such fund on any proposal submitted to the underlying fund’s shareholders in the same proportion as the votes of other shareholders of the underlying fund.

Conflict Procedures for All Other Clients
The conflict avoidance procedures for securities held by all other clients include Principal’s use of the Guidelines and ISS Recommendations. Proxy votes cast by Principal in accordance with the Guidelines and ISS Recommendations are generally not viewed as being the product of any conflicts of interest because Principal cast such votes pursuant to a pre-determined policy based upon the recommendations of an independent third-party.

Principal’s procedures also prohibit the influence of conflicts of interest where a Portfolio Manager decides to vote against an ISS Recommendation, as described above. In exceptional circumstances, the approval process may also include consultation with Principal’s senior management, the Law Department, outside counsel, and/or the client whose account may be affected by the conflict. Principal will maintain a record of the resolution of any proxy voting conflict of interest.

Proxy Voting Instructions and New Accounts. As part of the new account opening process for discretionary institutional clients for which Principal retains proxy voting responsibility, Principal’s Client Services Department is responsible for sending a proxy letter to the client’s custodian. This letter instructs the custodian to send the client’s proxy materials to ISS for voting. The custodian must complete the letter and fax it to ISS, with a copy to the Principal’s Client Services Department and the Proxy Voting Coordinator. This process is designed to ensure and document that the custodian is aware of its responsibility to send proxies to ISS.

Securities Lending. At times, neither Principal nor ISS will be allowed to vote proxies on behalf of Clients when those Clients have adopted a securities lending program. Typically, Clients who have adopted securities lending programs have made a general determination that the lending program provides a greater economic benefit than retaining the ability to vote proxies. Notwithstanding this fact, in the event that a proxy voting matter has the potential to materially enhance the economic value of the Client’s position and that position is lent out, Principal will make reasonable efforts to inform the Client that neither Principal nor ISS is able to vote the proxy until the lent security is recalled.

Abstaining from Voting Certain Proxies. Principal shall at no time ignore or neglect their proxy voting responsibilities. However, there may be times when refraining from voting is in the Client’s best interest, such as when Principals’ analysis of a particular proxy issue reveals that the cost of voting the proxy may exceed the expected benefit to the Client. Such proxies may be voted on a best-efforts basis. These issues may include, but are not limited to:

•	Restrictions for share blocking countries;1

1 In certain markets where share blocking occurs, shares must be “frozen” for trading purposes at the custodian or sub-custodian in order to vote. During the time that shares are blocked, any pending trades will not settle. Depending on the market, this period can last from one day to three weeks. Any sales that must be executed will settle late and potentially be subject to interest charges or other punitive fees.

•	Casting a vote on a foreign security may require that Principal engage a translator;
•	Restrictions on foreigners’ ability to exercise votes;
•	Requirements to vote proxies in person;
•	Requirements to provide local agents with power of attorney to facilitate the voting instructions;
•	Untimely notice of shareholder meeting;
•	Restrictions on the sale of securities for a period of time in proximity to the shareholder meeting.

Proxy Solicitation Communications and Handling of Information Requests Regarding Proxies. Employees must promptly inform the Proxy Voting Coordinator of the receipt of any solicitation from any person related to Clients’ proxies. As a matter of practice, Principal will not reveal or disclose to any third-party how they may have voted (or intend to vote) on a particular proxy until after such proxies have been counted at a shareholder’s meeting. However, the Proxy Voting Coordinator may disclose that it is the general policy to follow  ISS Guidelines. At no time may any Employee accept any remuneration in the solicitation of proxies.

Employees may be contacted by various entities that request or provide information related to particular proxy issues. Specifically, investor relations, proxy solicitation, and corporate/financial communications firms (e.g., Thomson Financial, Richard Davies, DF King, Georgeson Shareholder) may contact Principal to ask questions regarding total holdings of a particular stock across advisory Clients, or how they intend to vote on a particular proxy. In addition, issuers may call (or hire third-parties to call) with intentions to influence the votes (i.e., to vote against ISS recommendation).

Employees that receive information requests related to proxy votes should forward such communications (e.g., calls, e-mails, etc.) to the Proxy Voting Coordinator. The Proxy Voting Coordinator will take steps to verify the identity of the caller and his/her firm prior to exchanging any information. In addition, the Proxy Voting Coordinator may consult with the appropriate Portfolio Manager(s) and/or the CCO with respect to the type of information that can be disclosed. Certain information may have to be provided pursuant to foreign legal requirements (e.g., Section 793 of the UK Companies Act).

Proxy Voting Errors. In the event that any Employee becomes aware of an error related to proxy voting, he/she must promptly report that matter to the Proxy Voting Coordinator. The Proxy Voting Coordinator will take immediate steps to determine whether the impact of the error is material and to address the matter. The Proxy Voting Coordinator, with the assistance of the CCO, will generally prepare a memo describing the analysis and the resolution of the matter. Supporting documentation (e.g., correspondence with ISS, client, Portfolio Managers/ analysts, etc.) will be maintained by the Compliance Department. Depending on the severity of the issue, the Law Department, outside counsel, and/or affected clients may be contacted.

Recordkeeping. Principal must maintain the documentation described in the following section for a period of not less than five (5) years, the first two (2) years at the principal place of business. The Compliance Department, in coordination with ISS, is responsible for the following procedures and for ensuring that the required documentation is retained.

•	Client request to review proxy votes:
o
Any request, whether written (including e-mail) or oral, received by any Employee of Principal, must be promptly reported to the Proxy Voting Coordinator. All written requests must be retained in the client’s permanent file.

o
The Proxy Voting Coordinator will record the identity of the client, the date of the request, and the disposition (e.g., provided a written or oral response to client’s request, referred to third-party, not a proxy voting client, other dispositions, etc.) in a suitable place.

o
The Proxy Voting Coordinator will furnish the information requested to the client within a reasonable time period (generally within 10 business days). Principal will maintain a copy of the written record provided in response to client’s written (including e-mail) or oral request. A copy of the written response should be attached and maintained with the client’s written request, if applicable and maintained in the permanent file.

o	Clients are permitted to request the proxy voting record for the 5 year period prior to their request.

•	Proxy statements received regarding client securities:
o	Upon inadvertent receipt of a proxy, Principal will generally forward to ISS for voting, unless the client has instructed otherwise.
o	Note: Principal is permitted to rely on proxy statements filed on the SEC’s EDGAR system instead of keeping their own copies.

•	Proxy voting records:
o
Principals’ proxy voting record is maintained by ISS. The Proxy Voting Coordinator, with the assistance of the Client Services Department, will periodically ensure that ISS has complete, accurate, and current records.

o	Principal will maintain documentation to support the decision to vote against ISS recommendation.
o
Principal will maintain documentation or notes or any communications received from third-parties, other industry analysts, third-party service providers, company’s management discussions, etc. that were material in the basis for the decision.

Proxy Voting Policies and Procedures For
Principal Investors Fund
Principal Variable Contracts Fund
Principal Retail Funds
(December 15, 2003)

It is each fund's policy to delegate authority to its advisor or sub-advisor, as appropriate, to vote proxy ballots relating to the fund's portfolio securities in accordance with the advisor's or sub-advisor's voting policies and procedures.

The advisor or sub-advisor must provide, on a quarterly basis:

1.
Written affirmation that all proxies voted during the preceding calendar quarter, other than those specifically identified by the advisor or sub-advisor, were voted in a manner consistent with the advisor's or sub-advisor's voting policies and procedures. In order to monitor the potential effect of conflicts of interest of an advisor or sub-advisor, the advisor or sub-advisor will identify any proxies the advisor or sub-advisor voted in a manner inconsistent with its policies and procedures. The advisor or sub-advisor shall list each such vote, explain why the advisor or sub-advisor voted in a manner contrary to its policies and procedures, state whether the advisor or sub-advisor’s vote was consistent with the recommendation to the advisor or sub-advisor of a third party and, if so, identify the third party; and

2.	Written notification of any changes to the advisor's or sub-advisor's proxy voting policies and procedures made during the preceding calendar quarter.

The advisor or sub-advisor must provide, no later than July 31 of each year, the following information regarding each proxy vote cast during the 12-month period ended June 30  for each fund portfolio or portion of fund portfolio for which it serves as investment advisor, in a format acceptable to fund management:

1.	Identification of the issuer of the security;
2.	Exchange ticker symbol of the security;
3.	CUSIP number of the security;
4.	The date of the shareholder meeting;
5.	A brief description of the subject of the vote;
6.	Whether the proposal was put forward by the issuer or a shareholder;
7.	Whether and how the vote was cast;
8.	Whether the vote was cast for or against management of the issuer.

Firm Policy

Statement of Policies and Procedures for
 Proxy Voting

1.	Introduction

As a registered investment adviser, AllianceBernstein L.P. (“AllianceBernstein”, “we” or “us”) has a fiduciary duty to act solely in the best interests of our clients.  We recognize that this duty requires us to vote client securities in a timely manner and make voting decisions that are intended to maximize long-term shareholder value.  Generally, our clients’ objective is to maximize the financial return of their portfolios within appropriate risk parameters.  We have long recognized that environmental, social and governance (“ESG”) issues can impact the performance of investment portfolios. Accordingly, we have sought to integrate ESG factors into our investment process to the extent that the integration of such factors is consistent with our fiduciary duty to help our clients achieve their investment objectives and protect their economic interests.  Our Statement of Policy Regarding Responsible Investment (“RI Policy”) is attached to this Statement as an Exhibit.

We consider ourselves shareholder advocates and take this responsibility very seriously.  Consistent with our commitments, we will disclose our clients’ voting records only to them and as required by mutual fund vote disclosure regulations.  In addition, our proxy committees may, after careful consideration, choose to respond to surveys so long as doing so does not compromise confidential voting.

This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940.  It sets forth our policies and procedures for voting proxies for our discretionary investment advisory clients, including investment companies registered under the Investment Company Act of 1940.  This statement applies to AllianceBernstein’s investment groups investing on behalf of clients in both U.S. and non-U.S. securities.

Dated: October 2011

Firm Policy

2.	Proxy Policies

Our proxy voting policies are principle-based rather than rules-based.  We adhere to a core set of principles that are described in this Statement and in our Proxy Voting Manual.  We assess each proxy proposal in light of those principles.  Our proxy voting “litmus test” will always be what we view as most likely to maximize long-term shareholder value.  We believe that authority and accountability for setting and executing corporate policies, goals and compensation should generally rest with the board of directors and senior management.  In return, we support strong investor rights that allow shareholders to hold directors and management accountable if they fail to act in the best interests of shareholders. In addition, if we determine that ESG issues that arise with respect to an issuer’s past, current or anticipated behaviors are, or are reasonably likely to become, material to its future earnings, we address these concerns in our proxy voting and engagement.

This statement is designed to be responsive to the wide range of proxy voting subjects that can have a significant effect on the investment value of the securities held in our clients’ accounts.  These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider.  AllianceBernstein reserves the right to depart from these guidelines in order to make voting decisions that are in our clients’ best interests.  In reviewing proxy issues, we will apply the following general policies:

2.1.	Corporate Governance

We recognize the importance of good corporate governance in our proxy voting policies and engagement practices in ensuring that management and the board of directors fulfill their obligations to shareholders.  We favor proposals promoting transparency and accountability within a company.  We support the appointment of a majority of independent directors on key committees and generally support separating the positions of chairman and chief executive officer, except in cases where a company has sufficient counter-balancing governance in place.  Because we believe that good corporate governance requires shareholders to have a meaningful voice in the affairs of the company, we generally will support shareholder proposals which request that companies amend their by-laws to provide that director nominees be elected by an affirmative vote of a majority of the votes cast.  Furthermore, we have written to the SEC in support of shareholder access to corporate proxy statements under specified conditions with the goal of serving the best interests of all shareholders.

Firm Policy

2.2.	Elections of Directors

Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management proposed slate of directors.  That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support.  Therefore, we may withhold votes for directors (or vote against directors in non-U.S. markets) who fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote or failure to act on tender offers where a majority of shareholders have tendered their shares.  (We may vote against directors under these circumstances if the company has adopted a majority voting policy because, if a company has adopted such a policy, withholding votes from directors is not possible.)  In addition, we will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse, and we may abstain or vote against directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement.  Also, we will generally not withhold votes for directors who meet the definition of independence promulgated by the primary exchange on which the company’s shares are traded or set forth in the code we determine to be best practice in the country where the subject company is domiciled.  Finally, because we believe that cumulative voting in single shareholder class structures provides a disproportionately large voice to minority shareholders in the affairs of a company, we will generally vote against such proposals and vote for management proposals seeking to eliminate cumulative voting. However, in dual class structures (such as A&B shares) where the shareholders with a majority economic interest have a minority voting interest, we will generally vote in favor of cumulative voting.

Firm Policy

2.3.	Appointment of Auditors

AllianceBernstein believes that the company is in the best position to choose its auditors, so we will generally support management's recommendation.  However, we recognize that there are inherent conflicts when a company’s independent auditor performs substantial non-audit services for the company.  The Sarbanes-Oxley Act of 2002 prohibits certain categories of services by auditors to U.S. issuers, making this issue less prevalent in the U.S.  Nevertheless, in reviewing a proposed auditor, we will consider the fees paid for non-audit services relative to total fees and whether there are other reasons for us to question the independence or performance of the auditors.

2.4.	Changes in Legal and Capital Structure

Changes in a company’s charter, articles of incorporation or by-laws are often technical and administrative in nature.  Absent a compelling reason to the contrary, AllianceBernstein will cast its votes in accordance with management’s recommendations on such proposals.  However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company.  For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition, or provide a sufficient number of shares for an employee savings plan, stock option plan or executive compensation plan.  However, a satisfactory explanation of a company's intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than 100% of the shares outstanding.  We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device.  We will support shareholder proposals that seek to eliminate dual class voting structures.

2.5.	Corporate Restructurings, Mergers and Acquisitions

AllianceBernstein believes proxy votes dealing with corporate reorganizations are an extension of the investment decision.  Accordingly, we will analyze such proposals on a case-by-case basis, weighing heavily the views of our research analysts that cover the company and our investment professionals managing the portfolios in which the stock is held.

2.6.	Proposals Affecting Shareholder Rights

AllianceBernstein believes that certain fundamental rights of shareholders must be protected.  We will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights.  However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.

Firm Policy

2.7.	Anti-Takeover Measures

AllianceBernstein believes that measures that impede corporate transactions (such as takeovers) or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company.  Therefore, we will generally oppose proposals, regardless of whether they are advanced by management or shareholders, when their purpose or effect is to entrench management or excessively or inappropriately dilute shareholder ownership.  Conversely, we support proposals that would restrict or otherwise eliminate anti-takeover or anti-shareholder measures that have already been adopted by corporate issuers.  For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote.  We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans.  Furthermore, we will generally oppose proposals put forward by management (including the authorization of blank check preferred stock, classified boards and supermajority vote requirements) that appear to be anti-shareholder or intended as management entrenchment mechanisms.

Firm Policy

2.8.	Executive Compensation

AllianceBernstein believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefits offered to company employees.  Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.  In general, we will analyze the proposed plan to ensure that shareholder equity will not be excessively diluted taking into account shares available for grant under the proposed plan as well as other existing plans. We generally will oppose plans that allow stock options to be granted with below market value exercise prices on the date of issuance or permit re-pricing of underwater stock options without shareholder approval.  Other factors such as the company’s performance and industry practice will generally be factored into our analysis.  In markets where remuneration reports are not required for all companies, we will generally support shareholder proposals asking the board to adopt a policy (i.e., “say on pay”) that the company’s shareholders be given the opportunity to vote on an advisory resolution to approve the compensation committee’s report. Although “say on pay” votes are by nature only broad indications of shareholder views, they do lead to more compensation-related dialogue between management and shareholders and help ensure that management and shareholders meet their common objective:  maximizing the value of the company.  In markets where votes to approve remuneration reports are required, we review the reports on a case-by-case basis. With respect to companies that have received governmental assistance through government programs such as TARP, we will generally oppose shareholder proposals that seek to impose greater executive compensation restrictions on subject companies than are required under the applicable program because such restrictions could create a competitive disadvantage for the subject company. We believe the U.S. Securities and Exchange Commission (“SEC”) took appropriate steps to ensure more complete and transparent disclosure of executive compensation when it issued modified executive compensation and corporate governance disclosure rules in 2006 and February 2010.  Therefore, while we will consider them on a case-by-case basis, we generally vote against shareholder proposals seeking additional disclosure of executive and director compensation, including proposals that seek to specify the measurement of performance-based compensation, if the company is subject to SEC rules.  Finally, we will support requiring a shareholder vote on management proposals to provide severance packages that exceed 2.99 times the sum of an executive officer’s base salary plus bonus that are triggered by a change in control.  Finally, we will support shareholder proposals requiring a company to expense compensatory employee stock options (to the extent the jurisdiction in which the company operates does not already require it) because we view this form of compensation as a significant corporate expense that should be appropriately accounted for.

Firm Policy

2.9.	ESG

We are appointed by our clients as an investment manager with a fiduciary responsibility to help them achieve their investment objectives over the long term.  Generally, our clients’ objective is to maximize the financial return of their portfolios within appropriate risk parameters.  We have long recognized that ESG issues can impact the performance of investment portfolios. Accordingly, we have sought to integrate ESG factors into our investment and proxy voting processes to the extent that the integration of such factors is consistent with our fiduciary duty to help our clients achieve their investment objectives and protect their economic interests.   For additional information regarding our approach to incorporating ESG issues in our investment and decision-making processes, please refer to our RI Policy, which is attached to this Statement as an Exhibit.

Shareholder proposals relating to environmental, social (including political) and governance issues often raise complex and controversial issues that may have both a financial and non-financial effect on the company.  And while we recognize that the effect of certain policies on a company may be difficult to quantify, we believe it is clear that they do affect the company’s long-term performance.  Our position in evaluating these proposals is founded on the principle that we are a fiduciary.  As such, we carefully consider any factors that we believe could affect a company’s long-term investment performance (including ESG issues) in the course of our extensive fundamental, company-specific research and engagement, which we rely on in making our investment and proxy voting decisions.  Maximizing long-term shareholder value is our overriding concern in considering these matters, so we consider the impact of these proposals on the future earnings of the company.  In so doing, we will balance the assumed cost to a company of implementing one or more shareholder proposals against the positive effects we believe implementing the proposal may have on long-term shareholder value.

Firm Policy

3.	Proxy Voting Procedures

3.1.	Proxy Voting Committees

Our growth and value investment groups have formed separate proxy voting committees (“Proxy Committees”) to establish general proxy policies for AllianceBernstein and consider specific proxy voting matters as necessary.  These Proxy Committees periodically review these policies and new types of corporate governance issues, and decide how we should vote on proposals not covered by these policies. When a proxy vote cannot be clearly decided by an application of our stated policy, the appropriate Proxy Committee will evaluate the proposal.  In addition, the Proxy Committees, in conjunction with the analyst that covers the company, may contact corporate management, interested shareholder groups and others as necessary to discuss proxy issues.  Members of the Proxy Committees include senior investment personnel and representatives of the Legal and Compliance Department.

Different investment philosophies may occasionally result in different conclusions being drawn regarding certain proposals and, in turn, may result in the Proxy Committees making different voting decisions on the same proposal for value and growth holdings.  Nevertheless, the Proxy Committees always vote proxies with the goal of maximizing the value of the securities in client portfolios.

It is the responsibility of the Proxy Committees to evaluate and maintain proxy voting procedures and guidelines, to evaluate proposals and issues not covered by these guidelines, to evaluate proxies where we face a potential conflict of interest (as discussed below), to consider changes in policy and to review the Proxy Voting Statement and the Proxy Voting Manual no less frequently than annually.  In addition, the Proxy Committees meet as necessary to address special situations.

3.2.	Engagement

In evaluating proxy issues and determining our votes, we welcome and seek out the points of view of various parties.  Internally, the Proxy Committees may consult chief investment officers, directors of research, research analysts across our value and growth equity platforms, portfolio managers in whose managed accounts a stock is held and/or other Investment Policy Group members. Externally, the Proxy Committees may consult company management, company directors, interest groups, shareholder activists and research providers.  If we believe an ESG issue is, or is reasonably likely to become, material, we engage a company’s management to discuss the relevant issues.

Our engagement with companies and interest groups continues to expand as we have had more such meetings in the past few years.

Firm Policy

3.3.	Conflicts of Interest

AllianceBernstein recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage or administer, who distributes AllianceBernstein-sponsored mutual funds, or with whom we have, or one of our employees has, a business or personal relationship that may affect (or may be reasonably viewed as affecting) how we vote on the issuer’s proxy.  Similarly, AllianceBernstein may have a potentially material conflict of interest when deciding how to vote on a proposal sponsored or supported by a shareholder group that is a client.  We believe that centralized management of proxy voting, oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted based solely on our clients’ best interests.  Additionally, we have implemented procedures to ensure that our votes are not the product of a material conflict of interest, including: (i) on an annual basis, the Proxy Committees taking reasonable steps to evaluate (A) the nature of AllianceBernstein’s and our employees’ material business and personal relationships (and those of our affiliates) with any company whose equity securities are held in client accounts and (B) any client that has sponsored or has a material interest in a proposal upon which we will be eligible to vote;  (ii) requiring anyone involved in the decision making process to disclose to the chairman of the appropriate Proxy Committee any potential conflict that he or she is aware of (including personal relationships) and any contact that he or she has had with any interested party regarding a proxy vote;  (iii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties;  and (iv) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of third party research services to ensure that our voting decision is consistent with our clients’ best interests.

Because under certain circumstances AllianceBernstein considers the recommendation of third party research services, the Proxy Committees takes reasonable steps to verify that any third party research service is, in fact, independent taking into account all of the relevant facts and circumstances.  This includes reviewing the third party research service’s conflict management procedures and ascertaining, among other things, whether the third party research service (i) has the capacity and competency to adequately analyze proxy issues, and (ii) can make recommendations in an impartial manner and in the best interests of our clients.

Firm Policy

3.4.	Proxies of Certain Non-U.S. Issuers

Proxy voting in certain countries requires “share blocking.”  Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting with a designated depositary.  During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients’ custodian banks.  Absent compelling reasons to the contrary, AllianceBernstein believes that the benefit to the client of exercising the vote is outweighed by the cost of voting (i.e., not being able to sell the shares during this period).  Accordingly, if share blocking is required we generally choose not to vote those shares.

AllianceBernstein seeks to vote all proxies for securities held in client accounts for which we have proxy voting authority.  However, in non-US markets administrative issues beyond our control may at times prevent AllianceBernstein from voting such proxies.  For example, AllianceBernstein may receive meeting notices after the cut-off date for voting or without sufficient time to fully consider the proxy.  As another example, certain markets require periodic renewals of powers of attorney that local agents must have from our clients prior to implementing AllianceBernstein’s voting instructions.

3.5.	Loaned Securities

Many clients of AllianceBernstein have entered into securities lending arrangements with agent lenders to generate additional revenue.  AllianceBernstein will not be able to vote securities that are on loan under these types of arrangements.  However, under rare circumstances, for voting issues that may have a significant impact on the investment, we may request that clients recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client or fund and the administrative burden of retrieving the securities.

Firm Policy

3.6.	Proxy Voting Records

Clients may obtain information about how we voted proxies on their behalf by contacting their AllianceBernstein administrative representative.  Alternatively, clients may make a written request for proxy voting information to:  Mark R. Manley, Senior Vice President & Chief Compliance Officer, AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

[ALTERNATIVE LANGUAGE FOR U.S. MUTUAL FUNDS]

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge.  Simply visit AllianceBernstein’s web site at www.alliancebernstein.com, go to the Securities and Exchange Commission’s web site at www.sec.gov or call AllianceBernstein at (800) 227-4618.

Firm Policy

Exhibit

Statement of Policy Regarding
Responsible Investment

Principles for Responsible Investment,
ESG, and Socially Responsible Investment

1.	Introduction

AllianceBernstein L.P. (“AllianceBernstein” or “we”) is appointed by our clients as an investment manager with a fiduciary responsibility to help them achieve their investment objectives over the long term.  Generally, our clients’ objective is to maximize the financial return of their portfolios within appropriate risk parameters.  AllianceBernstein has long recognized that environmental, social and governance (“ESG”) issues can impact the performance of investment portfolios. Accordingly, we have sought to integrate ESG factors into our investment process to the extent that the integration of such factors is consistent with our fiduciary duty to help our clients achieve their investment objectives and protect their economic interests.

Our policy draws a distinction between how the Principles for Responsible Investment (“PRI” or “Principles”), and Socially Responsible Investing (“SRI”) incorporate ESG factors.  PRI is based on the premise that, because ESG issues can affect investment performance, appropriate consideration of ESG issues and engagement regarding them is firmly within the bounds of a mainstream investment manager’s fiduciary duties to its clients.  Furthermore, PRI is intended to be applied only in ways that are consistent with those mainstream fiduciary duties.

SRI, which refers to a spectrum of investment strategies that seek to integrate ethical, moral, sustainability and other non-financial factors into the investment process, generally involves exclusion and/or divestment, as well as investment guidelines that restrict investments. AllianceBernstein may accept such guideline restrictions upon client request.

Firm Policy

2.	Approach to ESG

Our long-standing policy has been to include ESG factors in our extensive fundamental research and consider them carefully when we believe they are material to our forecasts and investment decisions.  If we determine that these aspects of an issuer’s past, current or anticipated behavior are material to its future expected returns, we address these concerns in our forecasts, research reviews, investment decisions and engagement.  In addition, we have well-developed proxy voting policies that incorporate ESG issues and engagement.

3.	Commitment to the PRI

In recent years, we have gained greater clarity on how the PRI initiative, based on information from PRI Advisory Council members and from other signatories, provides a framework for incorporating ESG factors into investment research and decision-making.  Furthermore, our industry has become, over time, more aware of the importance of ESG factors.  We acknowledge these developments and seek to refine what has been our process in this area.

After careful consideration, we determined that becoming a PRI signatory would enhance our current ESG practices and align with our fiduciary duties to our clients as a mainstream investment manager.  Accordingly, we became a signatory, effective November 1, 2011.

In signing the PRI, AllianceBernstein as an investment manager publicly commits to adopt and implement all six Principles, where consistent with our fiduciary responsibilities, and to make progress over time on implementation of the Principles.

The six Principles are:

1. We will incorporate ESG issues into investment research and decision-making processes.

AllianceBernstein Examples:  ESG issues are included in the research analysis process.   In some cases, external service providers of ESG-related tools are utilized; we have conducted proxy voting training and will have continued and expanded training for investment professionals to incorporate ESG issues into investment analysis and decision-making processes across our firm.

Firm Policy

2. We will be active owners and incorporate ESG issues into our ownership policies and practices.

AllianceBernstein Examples:  We are active owners through our proxy voting process (for additional information, please refer to our Statement of Policies and Procedures for Proxy Voting Manual); we engage issuers on ESG matters in our investment research process (we define “engagement” as discussions with management about ESG issues when they are, or we believe they are reasonably likely to become, material).

3. We will seek appropriate disclosure on ESG issues by the entities in which we invest.

AllianceBernstein Examples:  Generally, we support transparency regarding ESG issues when we conclude the disclosure is reasonable.  Similarly, in proxy voting, we will support shareholder initiatives and resolutions promoting ESG disclosure when we conclude the disclosure is reasonable.

4. We will promote acceptance and implementation of the Principles within the investment industry.

AllianceBernstein Examples:  By signing the PRI, we have taken an important first step in promoting acceptance and implementation of the six Principles within our industry.

5. We will work together to enhance our effectiveness in implementing the Principles.

AllianceBernstein Examples:  We will engage with clients and participate in forums with other PRI signatories to better understand how the PRI are applied in our respective businesses.  As a PRI signatory, we have access to information, tools and other signatories to help ensure that we are effective in our endeavors to implement the PRI.

Firm Policy

6. We will report on our activities and progress towards implementing the Principles.

AllianceBernstein Examples:   We will respond to the 2012 PRI questionnaire and disclose PRI scores from the questionnaire in response to inquiries from clients and in requests for proposals; we will provide examples as requested concerning active ownership activities (voting, engagement or policy dialogue).

4.	RI Committee

Our firm’s RI Committee provides AllianceBernstein stakeholders, including employees, clients, prospects, consultants and service providers alike, with a resource within our firm on which they can rely for information regarding our approach to ESG issues and how those issues are incorporated in different ways by the PRI and SRI.  Additionally, the RI Committee is responsible for assisting AllianceBernstein personnel to further implement our firm’s RI policies and practices, and, over time, to make progress on implementing all six Principles.

The RI Committee has a diverse membership, including senior representatives from investments, distribution/sales and legal.  The Committee is chaired by John Phillips, a Senior Portfolio Manager in Value Equities and the Chairman of the Proxy Voting Committee for Bernstein.

Firm Policy

If you have questions or desire additional information about this Policy, we encourage you to contact the RI Committee at RIinquiries@alliancebernstein.com or reach out to a Committee member:

Erin Bigley:  SVP-Fixed Income, New York

Alex Chaloff: SVP-Private Client, Los Angeles

Steve Cheetham:  SVP-Value, London

James Crawford:  SVP-Value, Australia

Kathy Fisher:  SVP-Private Client, New York

Linda Giuliano:  SVP-Equities, New York

David Lesser:  VP-Legal, New York

Jason Ley:  SVP-Growth, Chicago

Mark Manley:  SVP-Legal, New York

Takuji Oya:  VP-Growth, Japan

John Phillips:  SVP-Value, New York

Guy Prochilo:  SVP-Institutional Investments, New York

Liz Smith:  SVP-Institutional Investments, New York

Chris Toub:  SVP-Equities, New York

Willem Van Gijzen:  VP-Institutional Investments, Netherlands

American Century Investments

PROXY VOTING POLICIES

American Century Investment Management, Inc. (the “Adviser”) is the investment managers for a variety of clients, including the American Century family of mutual funds. As such, the Adviser has been delegated the authority to vote proxies with respect to investments held in the accounts it manages. The following is a statement of the proxy voting policies that have been adopted by the Adviser.

General Principles
In voting proxies, the Adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of our clients, and for the exclusive purpose of providing benefits to them. The Adviser will attempt to consider all factors of its vote that could affect the value of the investment. We will not subordinate the interests of clients in the value of their investments to unrelated objectives. In short, the Adviser will vote proxies in the manner that we believe will do the most to maximize shareholder value.

Specific Proxy Matters

A.	Routine Matters

1.	Election of Directors
a.
Generally. The Adviser will generally support the election of directors that result in a board made up of a majority of independent directors. In general, the Adviser will vote in favor of management's director nominees if they are running unopposed. The Adviser believes that management is in the best possible position to evaluate the qualifications of directors and the needs and dynamics of a particular board. The Adviser of course maintains the ability to vote against any candidate whom it feels is not qualified. For example, we will generally vote for management’s director nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities. Conversely, we will vote against individual directors if they do not provide an adequate explanation for repeated absences at board meetings. When management's nominees are opposed in a proxy contest, the Adviser will evaluate which nominees' publicly-announced management policies and goals are most likely to maximize shareholder value, as well as the past performance of the incumbents. In cases where the Adviser’s clients are significant holders of a company’s voting securities, management’s recommendations will be reviewed with the client or an appropriate fiduciary responsible for the client (e.g., a committee of the independent directors of a fund, the trustee of a retirement plan).

b.	Committee Service. The Adviser will withhold votes for non-independent directors who serve on the audit, compensation and/or nominating committees of the board.

American Century Investments	Proxy Voting Policies

c.	Classification of Boards. The Adviser will support proposals that seek to declassify boards. Conversely, the Adviser will oppose efforts to adopt classified board structures.

d.
Majority Independent Board. The Adviser will support proposals calling for a majority of independent directors on a board. We believe that a majority of independent directors can helps to facilitate objective decision making and enhances accountability to shareholders.

e.
Withholding Campaigns. The Adviser will support proposals calling for shareholders to withhold votes for directors where such actions will advance the principles set forth in paragraphs (a) through (d) above.

2.	Ratification of Selection of Auditors
The Adviser will generally rely on the judgment of the issuer’s audit committee in selecting the independent auditors who will provide the best service to the company. The Adviser believes that independence of the auditors is paramount and will vote against auditors whose independence appears to be impaired. We will vote against proposed auditors in those circumstances where (1) an auditor has a financial interest in or association with the company, and is therefore not independent; (2) non-audit fees comprise more than 50% of the total fees paid by the company to the audit firm; or (3) there is reason to believe that the independent auditor has previously rendered an opinion to the issuer that is either inaccurate or not indicative of the company's financial position.

B.	Equity-Based Compensation Plans
The Adviser believes that equity-based incentive plans are economically significant issues upon which shareholders are entitled to vote. The Adviser recognizes that equity-based compensation plans can be useful in attracting and maintaining desirable employees. The cost associated with such plans must be measured if plans are to be used appropriately to maximize shareholder value. The Adviser will conduct a case-by-case analysis of each stock option, stock bonus or similar plan or amendment, and generally approve management's recommendations with respect to adoption of or amendments to a company's equity-based compensation plans, provided that the total number of shares reserved under all of a company's plans is reasonable and not excessively dilutive.

The Adviser will review equity-based compensation plans or amendments thereto on a case-by-case basis. Factors that will be considered in the determination include the company's overall capitalization, the performance of the company relative to its peers, and the maturity of the company and its industry; for example, technology companies often use options broadly throughout its employee base which may justify somewhat greater dilution.

American Century Investments	Proxy Voting Policies

Amendments which are proposed in order to bring a company's plan within applicable legal requirements will be reviewed by the Adviser's legal counsel; amendments to executive bonus plans to comply with IRS Section 162(m) disclosure requirements, for example, are generally approved.

The Adviser will generally vote against the adoption of plans or plan amendments that:

•	provide for immediate vesting of all stock options in the event of a change of control of the company (see "Anti-Takeover Proposals" below);

•
reset outstanding stock options at a lower strike price unless accompanied by a corresponding and proportionate reduction in the number of shares designated. The Adviser will generally oppose adoption of stock option plans that explicitly or historically permit repricing of stock options, regardless of the number of shares reserved for issuance, since their effect is impossible to evaluate;

•	establish restriction periods shorter than three years for restricted stock grants;

•	do not reasonably associate awards to performance of the company; and

•	are excessively dilutive to the company.

C.	Anti-Takeover Proposals
In general, the Adviser will vote against any proposal, whether made by management or shareholders, which the Adviser believes would materially discourage a potential acquisition or takeover. In most cases an acquisition or takeover of a particular company will increase share value. The adoption of anti-takeover measures may prevent or frustrate a bid from being made, may prevent consummation of the acquisition, and may have a negative effect on share price when no acquisition proposal is pending. The items below discuss specific anti-takeover proposals.

1.	Cumulative Voting
The Adviser will vote in favor of any proposal to adopt cumulative voting and will vote against any proposal to eliminate cumulative voting that is already in place, except in cases where a company has a staggered board. Cumulative voting gives minority shareholders a stronger voice in the company and a greater chance for representation on the board. The Adviser believes that the elimination of cumulative voting constitutes an anti-takeover measure.

2.	Staggered Board
If a company has a "staggered board," its directors are elected for terms of more than one year and only a segment of the board stands for election in any year. Therefore, a potential acquiror cannot replace the entire board in one year even if it controls a majority of the votes. Although staggered boards may provide some degree of continuity and stability of leadership and direction to the board of directors, the Adviser believes that staggered boards are primarily an anti-takeover device and will vote against them. However, the Adviser does not necessarily vote against the re-election of staggered boards.

American Century Investments	Proxy Voting Policies

3.	"Blank Check" Preferred Stock
Blank check preferred stock gives the board of directors the ability to issue preferred stock, without further shareholder approval, with such rights, preferences, privileges and restrictions as may be set by the board. In response to a hostile take-over attempt, the board could issue such stock to a friendly party or "white knight" or could establish conversion or other rights in the preferred stock which would dilute the common stock and make an acquisition impossible or less attractive. The argument in favor of blank check preferred stock is that it gives the board flexibility in pursuing financing, acquisitions or other proper corporate purposes without incurring the time or expense of a shareholder vote. Generally, the Adviser will vote against blank check preferred stock. However, the Adviser may vote in favor of blank check preferred if the proxy statement discloses that such stock is limited to use for a specific, proper corporate objective as a financing instrument.

4.	Elimination of Preemptive Rights
When a company grants preemptive rights, existing shareholders are given an opportunity to maintain their proportional ownership when new shares are issued. A proposal to eliminate preemptive rights is a request from management to revoke that right.

While preemptive rights will protect the shareholder from having its equity diluted, it may also decrease a company's ability to raise capital through stock offerings or use stock for acquisitions or other proper corporate purposes. Preemptive rights may therefore result in a lower market value for the company's stock. In the long term, shareholders could be adversely affected by preemptive rights. The Adviser generally votes against proposals to grant preemptive rights, and for proposals to eliminate preemptive rights.

5.	Non-targeted Share Repurchase
A non-targeted share repurchase is generally used by company management to prevent the value of stock held by existing shareholders from deteriorating. A non-targeted share repurchase may reflect management's belief in the favorable business prospects of the company. The Adviser finds no disadvantageous effects of a non-targeted share repurchase and will generally vote for the approval of a non-targeted share repurchase subject to analysis of the company’s financial condition.

American Century Investments	Proxy Voting Policies

6.	Increase in Authorized Common Stock
The issuance of new common stock can also be viewed as an anti-takeover measure, although its effect on shareholder value would appear to be less significant than the adoption of blank check preferred. The Adviser will evaluate the amount of the proposed increase and the purpose or purposes for which the increase is sought. If the increase is not excessive and is sought for proper corporate purposes, the increase will be approved. Proper corporate purposes might include, for example, the creation of additional stock to accommodate a stock split or stock dividend, additional stock required for a proposed acquisition, or additional stock required to be reserved upon exercise of employee stock option plans or employee stock purchase plans. Generally, the Adviser will vote in favor of an increase in authorized common stock of up to 100%; increases in excess of 100% are evaluated on a case-by-case basis, and will be voted affirmatively if management has provided sound justification for the increase.

7.	"Supermajority" Voting Provisions or Super Voting Share Classes
A "supermajority" voting provision is a provision placed in a company's charter documents which would require a "supermajority" (ranging from 66 to 90%) of shareholders and shareholder votes to approve any type of acquisition of the company. A super voting share class grants one class of shareholders a greater per-share vote than those of shareholders of other voting classes. The Adviser believes that these are standard anti-takeover measures and will vote against them. The supermajority provision makes an acquisition more time-consuming and expensive for the acquiror. A super voting share class favors one group of shareholders disproportionately to economic interest. Both are often proposed in conjunction with other anti-takeover measures.

8.	"Fair Price" Amendments
This is another type of charter amendment that would require an offeror to pay a "fair" and uniform price to all shareholders in an acquisition. In general, fair price amendments are designed to protect shareholders from coercive, two-tier tender offers in which some shareholders may be merged out on disadvantageous terms. Fair price amendments also have an anti-takeover impact, although their adoption is generally believed to have less of a negative effect on stock price than other anti-takeover measures. The Adviser will carefully examine all fair price proposals. In general, the Adviser will vote against fair price proposals unless it can be determined from the proposed operation of the fair price proposal that it is likely that share price will not be negatively affected and the proposal will not have the effect of discouraging acquisition proposals.

American Century Investments	Proxy Voting Policies

9.	Limiting the Right to Call Special Shareholder Meetings.
The incorporation statutes of many states allow minority shareholders at a certain threshold level of ownership (frequently 10%) to call a special meeting of shareholders. This right can be eliminated (or the threshold increased) by amendment to the company's charter documents. The Adviser believes that the right to call a special shareholder meeting is significant for minority shareholders; the elimination of such right will be viewed as an anti-takeover measure and we will vote against proposals attempting to eliminate this right and for proposals attempting to restore it.

10.	Poison Pills or Shareholder Rights Plans
Many companies have now adopted some version of a poison pill plan (also known as a shareholder rights plan). Poison pill plans generally provide for the issuance of additional equity securities or rights to purchase equity securities upon the occurrence of certain hostile events, such as the acquisition of a large block of stock.

The basic argument against poison pills is that they depress share value, discourage offers for the company and serve to "entrench" management. The basic argument in favor of poison pills is that they give management more time and leverage to deal with a takeover bid and, as a result, shareholders may receive a better price. The Adviser believes that the potential benefits of a poison pill plan are outweighed by the potential detriments. The Adviser will generally vote against all forms of poison pills.

We will, however, consider on a case-by-case basis poison pills that are very limited in time and preclusive effect. We will generally vote in favor of such a poison pill if it is linked to a business strategy that will – in our view – likely result in greater value for shareholders, if the term is less than three years, and if shareholder approval is required to reinstate the expired plan or adopt a new plan at the end of this term.

11.	Golden Parachutes
Golden parachute arrangements provide substantial compensation to executives who are terminated as a result of a takeover or change in control of their company. The existence of such plans in reasonable amounts probably has only a slight anti-takeover effect. In voting, the Adviser will evaluate the specifics of the plan presented.

12.	Reincorporation
Reincorporation in a new state is often proposed as one part of a package of anti-takeover measures. Several states (such as Pennsylvania, Ohio and Indiana) now provide some type of legislation that greatly discourages takeovers. Management believes that Delaware in particular is beneficial as a corporate domicile because of the well-developed body of statutes and case law dealing with corporate acquisitions.

We will examine reincorporation proposals on a case-by-case basis. If the Adviser believes that the reincorporation will result in greater protection from takeovers, the reincorporation proposal will be opposed. We will also oppose reincorporation proposals involving jurisdictions that specify that directors can recognize non-shareholder interests over those of shareholders. When reincorporation is proposed for a legitimate business purpose and without the negative effects identified above, the Adviser will vote affirmatively.

American Century Investments	Proxy Voting Policies

13.	Confidential Voting
Companies that have not previously adopted a "confidential voting" policy allow management to view the results of shareholder votes. This gives management the opportunity to contact those shareholders voting against management in an effort to change their votes.

Proponents of secret ballots argue that confidential voting enables shareholders to vote on all issues on the basis of merit without pressure from management to influence their decision. Opponents argue that confidential voting is more expensive and unnecessary; also, holding shares in a nominee name maintains shareholders' confidentiality. The Adviser believes that the only way to insure anonymity of votes is through confidential voting, and that the benefits of confidential voting outweigh the incremental additional cost of administering a confidential voting system. Therefore, we will vote in favor of any proposal to adopt confidential voting.

14.	Opting In or Out of State Takeover Laws
State takeover laws typically are designed to make it more difficult to acquire a corporation organized in that state. The Adviser believes that the decision of whether or not to accept or reject offers of merger or acquisition should be made by the shareholders, without unreasonably restrictive state laws that may impose ownership thresholds or waiting periods on potential acquirors. Therefore, the Adviser will vote in favor of opting out of restrictive state takeover laws.

C.	Other Matters

1.	Shareholder Proposals Involving Social, Moral or Ethical Matters
The Adviser will generally vote management’s recommendation on issues that primarily involve social, moral or ethical matters, such as the MacBride Principles pertaining to operations in Northern Ireland. While the resolution of such issues may have an effect on shareholder value, the precise economic effect of such proposals, and individual shareholder’s preferences regarding such issues is often unclear. Where this is the case, the Adviser believes it is generally impossible to know how to vote in a manner that would accurately reflect the views of the Adviser’s clients, and therefore will review management’s assessment of the economic effect of such proposals and rely upon it if we believe its assessment is not unreasonable.

American Century Investments	Proxy Voting Policies

Shareholders may also introduce social, moral or ethical proposals which are the subject of existing law or regulation. Examples of such proposals would include a proposal to require disclosure of a company's contributions to political action committees or a proposal to require a company to adopt a non-smoking workplace policy. The Adviser believes that such proposals are better addressed outside the corporate arena, and will vote with management’s recommendation; in addition, the Adviser will generally vote against any proposal which would require a company to adopt practices or procedures which go beyond the requirements of existing, directly applicable law.

2.	Anti-Greenmail Proposals
"Anti-greenmail" proposals generally limit the right of a corporation, without a shareholder vote, to pay a premium or buy out a 5% or greater shareholder. Management often argues that they should not be restricted from negotiating a deal to buy out a significant shareholder at a premium if they believe it is in the best interest of the company. Institutional shareholders generally believe that all shareholders should be able to vote on such a significant use of corporate assets. The Adviser believes that any repurchase by the company at a premium price of a large block of stock should be subject to a shareholder vote. Accordingly, it will vote in favor of anti-greenmail proposals.

3.	Indemnification
The Adviser will generally vote in favor of a corporation's proposal to indemnify its officers and directors in accordance with applicable state law. Indemnification arrangements are often necessary in order to attract and retain qualified directors. The adoption of such proposals appears to have little effect on share value.

4.	Non-Stock Incentive Plans
Management may propose a variety of cash-based incentive or bonus plans to stimulate employee performance. In general, the cash or other corporate assets required for most incentive plans is not material, and the Adviser will vote in favor of such proposals, particularly when the proposal is recommended in order to comply with IRC Section 162(m) regarding salary disclosure requirements. Case-by-case determinations will be made of the appropriateness of the amount of shareholder value transferred by proposed plans.

5.	Director Tenure
These proposals ask that age and term restrictions be placed on the board of directors. The Adviser believes that these types of blanket restrictions are not necessarily in the best interests of shareholders and therefore will vote against such proposals, unless they have been recommended by management.

American Century Investments	Proxy Voting Policies

6.	Directors’ Stock Options Plans
The Adviser believes that stock options are an appropriate form of compensation for directors, and the Adviser will vote for director stock option plans which are reasonable and do not result in excessive shareholder dilution. Analysis of such proposals will be made on a case-by-case basis, and will take into account total board compensation and the company’s total exposure to stock option plan dilution.

7.	Director Share Ownership
The Adviser will vote against shareholder proposals which would require directors to hold a minimum number of the company's shares to serve on the Board of Directors, in the belief that such ownership should be at the discretion of Board members.

Monitoring Potential Conflicts of Interest
Corporate management has a strong interest in the outcome of proposals submitted to shareholders. As a consequence, management often seeks to influence large shareholders to vote with their recommendations on particularly controversial matters. In the vast majority of cases, these communications with large shareholders amount to little more than advocacy for management’s positions and give the Adviser’s staff the opportunity to ask additional questions about the matter being presented. Companies with which the Adviser has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which the Adviser votes on matters for its clients. To ensure that such a conflict of interest does not affect proxy votes cast for the Adviser’s clients, our proxy voting personnel regularly catalog companies with whom the Adviser has significant business relationships; all discretionary (including case-by-case) voting for these companies will be voted by the client or an appropriate fiduciary responsible for the client (e.g., a committee of the independent directors of a fund or the trustee of a retirement plan).

In addition, to avoid any potential conflict of interest that may arise when one American Century mutual fund owns shares of another American Century mutual fund, the Advisor will “echo vote” such shares, if possible.  Echo voting means the Advisor will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares.  So, for example, if shareholders of a fund cast 80% of their votes in favor of a proposal and 20% against the proposal, any American Century fund that owns shares of such fund will cast 80% of its shares in favor of the proposal and 20% against.  When this is not possible (as in the case of the “NT” funds, where the LIVESTRONG funds are the sole shareholder), the shares of the underlying fund (e.g. the “NT” fund) will be voted in the same proportion as the vote of the shareholders of the corresponding American Century policy portfolio for proposals common to both funds.  For example, NT Growth Fund shares will be echo voted in accordance with the votes of the Growth Fund shareholders.  In the case where the policy portfolio does not have a common proposal, shares will be voted in consultation with a committee of the independent directors.

************************************************************

The voting policies expressed above are of course subject to modification in certain circumstances and will be reexamined from time to time. With respect to matters that do not fit in the categories stated above, the Adviser will exercise its best judgment as a fiduciary to vote in the manner which will most enhance shareholder value.

American Century Investments	Proxy Voting Policies

Case-by-case determinations will be made by the Adviser’s staff, which is overseen by the General Counsel of the Adviser, in consultation with equity managers. Electronic records will be kept of all votes made.

Original 6/1/1989

Revised 12/05/1991

Revised 2/15/1997

Revised 8/1/1999

Revised 7/1/2003

Revised 12/13/2005

Revised 11/29/2006 (KC Board)

Revised 03/08/2007 (MV Board)

American Century Investments	Proxy Voting Policies

Schedule A

Registered Investment Advisers

Investment Adviser
American Century Investment Management, Inc.

Proxy Voting

For clients who so elect, BHMS has the responsibility to vote proxies for portfolio securities consistent with the best economic interests of the beneficial owners.  BHMS maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our Firm's proxy policies and procedures to clients.  BHMS provides information to clients about how their proxies were voted and retains records related to proxy voting.

Glass, Lewis & Co.

To assist in the proxy voting process, BHMS retains the services of Glass Lewis & Co.  Glass Lewis provides research on corporate governance, financial statements, business, legal and accounting risk and supplies proxy voting recommendations.  They also provide proxy execution, record keeping and reporting services.

Proxy Oversight Committee

❖
BHMS’ Proxy Oversight Committee reviews and evaluates the data and recommendations provided by the proxy service along with our own internal research on each company to ensure that all votes are consistent with our policies and are in the best interest of the beneficial owners.

❖	The Committee conducts regular reviews to monitor and ensure that our policy is observed, implemented properly and amended or updated, as appropriate.
❖	Any new or controversial issues are presented to the Proxy Oversight Committee for evaluation.
❖	All proxies are voted uniformly in accordance with the policies reached by the Committee, including proxies of companies that are also clients, thereby eliminating any potential conflicts of interest.
❖	The Proxy Oversight Committee includes two portfolio managers, five research analysts, one client service specialist and two proxy coordinators.

Policies and Procedures

The Director of Equity Operations, who serves as a proxy coordinator, is responsible for implementing and monitoring our proxy voting policy, procedures, disclosures and recordkeeping, including outlining our voting guidelines in our procedures. The Proxy Oversight Committee conducts regular reviews to monitor and ensure that our policy is observed, implemented properly and amended or updated, as appropriate.

❖	All proxies are voted uniformly in accordance with the Firm’s policies, including proxies of companies that are also clients, thereby eliminating potential conflicts of interest.
❖
BHMS will identify any conflicts that exist between the interests of the Firm and the client by reviewing the relationship of the Firm with the issuer of each security to determine if the Firm or any of our employees have any financial, business, or personal relationship with the issuer.

❖
If a material conflict of interest exists, the proxy coordinator will determine if it is appropriate to disclose the conflict to the affected clients, thus allowing the clients to choose whether to vote the proxies themselves, or to address the voting issue through other objective means, such as using a predetermined voting policy or an independent third party voting recommendation.

❖	BHMS will maintain a record of the voting resolution of any conflict of interest.

BARROW, HANLEY, MEWHINNEY & STRAUSS, LLC

1

❖	The proxy coordinators retain the following proxy records in accordance with the SEC's five-year retention requirement:

♦	these policies and procedures and any amendments;

♦	a record of each vote cast; and

♦	any BHMS documentation that was material to the proxy voting decision.

❖	BHMS sends a proxy report to each client, at least annually (or as requested by client), listing the number of shares voted and disclosing how each proxy was voted.
❖	All voting records are retained on the network, which is backed up daily. The proxy service provider retains records for seven years.
❖	BHMS’ guidelines addressing specific issues are available upon request by calling 214-665-1900 or by emailing: clientservices@barrowhanley.com.

BHMS has adopted written procedures to implement the Firm’s policy:

❖	BHMS sends a daily electronic transfer of all stock positions to the proxy service provider.
❖	The proxy service provider identifies all accounts eligible to vote for each security and posts the proposals and research on its secure, proprietary online system.
❖	The proxy coordinators review each proposal and evaluate the proxy service provider’s recommendations.

♦
Domestic Equity Accounts: If the proxy coordinators determine that further research is necessary on a particular item, the issue is referred to the Firm’s research analyst(s) who are designated as specialists on that company and/or industry.

♦	Small Cap Equity Accounts: The small cap portfolio management team reviews every small cap proxy proposal and decides how each will be voted on a case-by-case basis.

♦	International Value and Diversified Small Cap Value Accounts: All proxies are voted uniformly in accordance with the proxy service provider’s recommendations.

❖	The proxy coordinator registers all votes on the proxy service provider’s secure, proprietary online system.
❖	The proxy service provider verifies that every vote is received, voted, and recorded.
❖	BHMS sends a proxy report to each client, at least annually (or as requested by client), listing the number of shares voted and disclosing how each proxy was voted.
❖	All voting records are retained on the network, which is backed up daily. The proxy service provider retains records for seven years.

Rev. March 2011

BARROW, HANLEY, MEWHINNEY & STRAUSS, LLC

2

Global corporate governance &
engagement principles

February 2011

Global corporate governance and engagement principles

Contents

Introduction to BlackRock	2

Philosophy on corporate governance	2

Corporate governance, engagement and voting	3

- Boards and directors	4

- Accounting and audit-related issues	5

- Capital structure, merger, asset sales and other special transactions	6

- Remuneration and benefits	6

- Social, ethical, and environmental issues	7

- General corporate governance matters	7

BlackRock’s oversight of its corporate governance activities	8

- Oversight	8

- Vote execution	8

- Conflicts management	9

- Voting guidelines	10

- Reporting	11

1	2011 Global corporate governance and engagement principles

Global corporate governance and engagement principles

Introduction to BlackRock

BlackRock is the world’s preeminent asset management firm and a premier provider of global investment management, risk management and advisory services to institutional and individual clients around the world.  With more than $3.56 trillion1 in assets under management, BlackRock offers a wide range of investment strategies and product structures to meet clients’ needs, including individual and institutional separate accounts, mutual funds, and other pooled investment vehicles and the industry-leading iShares exchange traded funds.  Through BlackRock Solutions®, we offer risk management, strategic advisory and enterprise investment system services to a broad base of clients.

Philosophy on corporate governance

BlackRock’s corporate governance program is focused on protecting and enhancing the economic value of the companies in which it invests on behalf of clients.  We do this through engagement with boards and management of investee companies and, for those clients who have given us authority, through voting at shareholder meetings.

We believe that there are certain fundamental rights attached to share ownership:  companies should be accountable to shareholders for the use of their money, companies and their boards should be structured with appropriate checks and balances to ensure that they operate in shareholders’ interests, effective voting rights are central to the rights of ownership and there should be one vote for one share.  Key elements of shareholder protection include protection against excessive dilution, the election of directors and the appointment of auditors.  Specifically, shareholders should have the right to elect, remove and nominate directors and to amend the corporate charter or by-laws.  Shareholders should also be able to vote on matters that are material to the protection of their investment including but not limited to changes to the purpose of the business, the distribution of income and the capital structure.  In order to exercise these rights in their own best interests, we believe shareholders have the right to sufficient and timely information to be able to take an informed view of the performance of the company and management.

Our focus is on the board of directors, as the agents of shareholders, who should set the company’s strategic aims within a framework of prudent and effective controls which enables risk to be assessed and managed.  The board should provide direction and leadership to the management and oversee their performance.  Our starting position is to be supportive of boards in their oversight efforts on our behalf and the items of business they put to a shareholder vote at shareholder meetings.  Votes against or withheld from resolutions proposed by the board are a signal that we are concerned that the directors or management have either not acted in the interests of shareholders or have not responded adequately to shareholder concerns communicated to it regarding the strategy or management of a company.

These principles set out our approach to engaging with companies, provide guidance on our position on the key aspects of corporate governance and outline how these might be reflected in our voting decisions.  Corporate governance practices vary internationally and our expectations in relation to individual companies are based on the legal and regulatory framework of each market.  However, we do believe that there are some overarching principles of corporate governance that apply globally.  We assess voting matters on a case-by-case basis and in light of a company’s unique circumstances.  We are interested to understand from the company’s reporting the approach taken, particularly where it is different from the usual market practice and to understand how it benefits shareholders.

1 Assets under management are approximate, as of December 31, 2010, and are subject to change.

2	2011 Global corporate governance and engagement principles

Global corporate governance and engagement principles

BlackRock also believes that shareholders are responsible for exercising oversight of, and promoting due care in, the stewardship of their investment in a company.  These ownership responsibilities include, in our view, engaging in certain circumstances with management or board members on corporate governance matters, voting proxies in the best long-term economic interests of shareholders and engaging with regulatory bodies to ensure a sound policy framework consistent with promoting long-term shareholder value creation.  Institutional shareholders also have responsibilities to their clients to have appropriate resources and oversight structures.  BlackRock’s approach to oversight in relation to its corporate governance activities is set out in the section titled “BlackRock’s oversight of its corporate governance activities” below.

Corporate governance, engagement and voting

We recognize that accepted standards of corporate governance differ between markets but we believe that there are sufficient common threads globally to identify an overarching set of principles.  The primary objective of our corporate governance activities is the protection and enhancement of our clients’ investments in public corporations.  Thus, these principles focus on practices and structures that we consider to be supportive of long-term value creation.  We discuss below the principles under six key themes.  In our regional and market-specific voting guidelines we explain how these principles inform our voting decisions in relation to specific resolutions that may appear on the agenda of a shareholder meeting in the relevant market.

The six key themes are:

►	Boards and directors

►	Accounting and audit-related issues

►	Capital structure, mergers, asset sales and other special transactions

►	Remuneration and benefits

►	Social, ethical and environmental issues

►	General corporate governance matters

At a minimum we would expect companies to observe the accepted corporate governance standard in their domestic market or to explain why doing so is not in the interests of shareholders.  Where company reporting and disclosure is inadequate or the approach taken is inconsistent with our view of what is in the best interests of shareholders we will engage with the company and/or use our vote to encourage better practice.  In making voting decisions, we take into account research from external proxy advisors, other internal and external research and academic articles, information published by the company or provided through engagement and the views of our equity portfolio managers.

3	2011 Global corporate governance and engagement principles

Global corporate governance and engagement principles

BlackRock views engagement as an important activity; engagement provides BlackRock with the opportunity to improve our understanding of investee companies and their governance structures, so that our voting decisions may be better informed.  Engagement also allows us to share our philosophy and approach to investment and corporate governance with issuers to enhance their understanding of our objectives.  There are a range of approaches we may take in engaging companies depending on the nature of the issue under consideration, the company and the market.

Boards and directors

The performance of the board is critical to the economic success of the company and to the protection of shareholders’ interests.  Board members serve as agents of shareholders in overseeing the operation and strategic direction of the company.  For this reason, BlackRock focuses on directors in many of its engagements and sees the election of directors as one of its most important responsibilities in the proxy voting context.

We expect the board of directors to promote and protect shareholder interests by:

►	establishing an appropriate corporate governance structure;

►	overseeing and supporting management in setting strategy;

►	ensuring the integrity of financial statements;

►	making decisions regarding mergers, acquisitions and disposals;

►	establishing appropriate executive compensation structures; and

►	addressing business issues including social, ethical and environmental issues when they have the potential to materially impact company reputation and performance.

There should be clear definitions of the role of the board, the sub-committees of the board and the senior management such that the responsibilities of each are well understood and accepted.  Companies should report publicly the approach taken to governance (including in relation to board structure) and why this approach is in the interest of shareholders.  We will engage with the appropriate directors where we have concerns about the performance of the board or the company, the broad strategy of the company or the performance of individual board members.  Concerns about individual board directors may include their membership on the board of a different company where that board has performed poorly and failed to protect shareholder interests.

BlackRock believes that directors should stand for re-election on a regular basis.  We assess directors nominated for election or re-election in the context of the composition of the board as a whole.  There should be detailed disclosure of the relevant credentials of the individual directors in order that shareholders can assess the caliber of an individual nominee.  We expect there to be a sufficient number of independent directors on the board to ensure the protection of the interests of all shareholders.  Common impediments to independence include but are not limited to:

►	current employment at the company or a subsidiary;

►	former employment within the past several years as an executive of the company;

►	providing substantial professional services to the company and/or members of the company’s management;

►	having had a substantial business relationship in the past three years;

4	2011 Global corporate governance and engagement principles

Global corporate governance and engagement principles

►	having, or representing a shareholder with, a substantial shareholding in the company;

►	being an immediate family member of any of the aforementioned; and

►	interlocking directorships.

BlackRock believes that the operation of the board is enhanced when there is a clearly independent, senior non-executive director to lead it.  Where the chairman is also the CEO or is otherwise not independent the company should have an independent lead director.  The role of this director is to enhance the effectiveness of the independent members of the board through shaping the agenda, ensuring adequate information is provided to the board and encouraging independent participation in board deliberations.  The lead independent board director should be available to shareholders where they have concerns that they wish to discuss.

To ensure that the board remains effective, regular reviews of board performance should be carried out and assessments made of gaps in skills or experience amongst the members.  BlackRock believes it is beneficial for new directors to be brought onto the board periodically to refresh the group’s thinking and to ensure both continuity and adequate succession planning.  We believe that directors are in the best position to assess the optimal size for the board but we would be concerned if a board seemed too small to have an appropriate balance of directors or too large to be effective.

There are matters for which the board has responsibility that may involve a conflict of interest for executives or for affiliated directors.  BlackRock believes that shareholders’ interests are best served when the independent members of the board form a sub-committee to deal with such matters.  In many markets, these sub-committees of the board specialize in audit, director nominations and compensation matters.  An ad hoc committee might also be formed to decide on a special transaction, particularly one with a related party.

Accounting and audit-related issues

BlackRock recognizes the critical importance of financial statements which provide a complete and accurate picture of a company’s financial condition.  We will hold the members of the audit committee or equivalent responsible for overseeing the management of the audit function.  We take particular note of cases involving significant financial restatements or ad hoc notifications of material financial weakness.

The integrity of financial statements depends on the auditor being free of any impediments to being an effective check on management.  To that end, we believe it is important that auditors are, and are seen to be, independent.  Where the audit firm provides services to the company in addition to the audit the fees earned should be disclosed and explained.  Audit committees should also have in place a procedure for assuring annually the independence of the auditor.

5	2011 Global corporate governance and engagement principles

Global corporate governance and engagement principles

Capital structure, merger, asset sales and other special transactions

The capital structure of a company is critical to its owners, the shareholders, as it impacts the value of their investment and the priority of their interest in the company relative to that of other equity or debt investors.  Pre-emption rights are a key protection for shareholders against the dilution of their interests.

In assessing mergers, asset sales or other special transactions, BlackRock’s primary consideration is the long-term economic interests of shareholders.  Boards proposing a transaction need to clearly explain the economic and strategic rationale behind it.  We will review the transaction to determine the degree to which the proposed transaction enhances long term shareholder value.  We would prefer that such transactions have the unanimous support of the board and have been negotiated at arm’s length.  We may seek reassurance from the board that executive and/or board members’ financial interests in a given transaction have not affected their ability to place shareholders’ interests before their own.  Where the transaction does involve related parties we would expect the recommendation to support it to come from the independent directors and would prefer only non-conflicted shareholders to vote on the proposal.

BlackRock believes that shareholders have a right to dispose of company shares in the open market without unnecessary restriction.  In our view, corporate mechanisms designed to limit shareholders’ ability to sell their shares are contrary to basic property rights.  Such mechanisms can serve to protect and entrench interests other than those of the shareholders.  We believe that shareholders are broadly capable of making decisions in their own best interests.  We would expect any so-called ‘shareholder rights plans’ being proposed by a board to be subject to shareholder approval on introduction and periodically thereafter for continuation.

Remuneration and benefits

BlackRock expects a company’s board of directors to put in place a compensation structure that incentivizes and rewards executives appropriately and is aligned with shareholder interests.  We would expect the compensation committee to take into account the specific circumstances of the company and the key individuals the board is trying to incentivize.  We encourage companies to ensure that their compensation packages incorporate appropriate and challenging performance conditions consistent with corporate strategy and market practice.  We use third party research, in addition to our own analysis, to evaluate existing and proposed compensation structures.  We hold members of the compensation committee or equivalent accountable for poor compensation practices or structures.

BlackRock believes that there should be a clear link between variable pay and company performance as reflected in returns to shareholders.  We are not supportive of one-off or special bonuses unrelated to company or individual performance.  We support incentive plans that payout rewards earned over multiple and extended time periods.  We believe consideration should be given to building claw back provisions into incentive plans such that executives would be required to repay rewards where they were not justified by actual performance.  Compensation committees should guard against contractual arrangements that would entitle executives to material compensation for early termination of their contract.  Finally, pension contributions should be reasonable in light of market practice.

Outside directors should be compensated in a manner that does not risk compromising their independence or aligning their interests too closely with those of the management, whom they are charged with overseeing.

6	2011 Global corporate governance and engagement principles

Global corporate governance and engagement principles

Social, ethical, and environmental issues

Our fiduciary duty to clients is to protect and enhance their economic interest in the companies in which we invest on their behalf.  It is within this context that we undertake our corporate governance activities.  We believe that well-managed companies will deal effectively with the social, ethical and environmental (SEE) aspects of their businesses.

BlackRock expects companies to identify and report on the key, business-specific SEE risks and opportunities and to explain how these are managed.  This explanation should make clear how the approach taken by the company best serves the interests of shareholders and protects and enhances the long-term economic value of the company.  The key performance indicators in relation to SEE matters should also be disclosed and performance against them discussed, along with any peer group benchmarking and verification processes in place.  This helps shareholders assess how well management are dealing with the SEE aspects of the business.  Any global standards adopted should also be disclosed and discussed in this context.

We may vote against the election of directors where we have concerns that a company might not be dealing with SEE issues appropriately.  Sometimes we may reflect such concerns by supporting a shareholder proposal on the issue, where there seems to be either a significant potential threat or realized harm to shareholders’ interests caused by poor management of SEE matters.  In deciding our course of action, we will assess whether the company has already taken sufficient steps to address the concern and whether there is a clear and substantial economic disadvantage to the company if the issue is not addressed.

More commonly, given that these are often not voting issues, we will engage directly with the board or management. The trigger for engagement on a particular SEE concern is our assessment that there is potential for material economic ramifications for shareholders.

We do not see it as our role to make social, ethical or political judgments on behalf of clients.  We expect investee companies to comply, as a minimum, with the laws and regulations of the jurisdictions in which they operate.  They should explain how they manage situations where such laws or regulations are contradictory or ambiguous.

General corporate governance matters

BlackRock believes that shareholders have a right to timely and detailed information on the financial performance and situation of the companies in which they invest.  In addition, companies should also publish information on the governance structures in place and the rights of shareholders to influence these.  The reporting and disclosure provided by companies forms the basis on which shareholders can assess the extent to which the economic interests of shareholders have been protected and enhanced and the quality of the board’s oversight of management.  BlackRock considers as fundamental, shareholders’ rights to vote, including on changes to governance mechanisms, to submit proposals to the shareholders’ meeting and to call special meetings of shareholders.

7	2011 Global corporate governance and engagement principles

Global corporate governance and engagement principles

BlackRock’s oversight of its corporate governance activities

Oversight

BlackRock holds itself to a very high standard in its corporate governance activities, including in relation to executing proxy votes.  The Global Corporate Governance Group reports in to the equity business and is considered an investment function. BlackRock maintains regional oversight committees (“corporate governance committees”) for the Americas, Europe, Asia ex-Japan, Japan, and Australia/New Zealand, consisting of senior BlackRock investment professionals.  All the regional committees report up to the Global Corporate Governance Committee which is composed of the Chair and Vice-Chair of each regional committee.  The committees review and approve amendments to the BlackRock Guidelines and grant authority to the Global Head of Corporate Governance (“Global Head”), a dedicated BlackRock employee without sales responsibilities, to vote in accordance with the Guidelines.  The Global Head leads a team of dedicated BlackRock employees without sales responsibilities (“Corporate Governance Group”) to carry out engagement, voting and vote operations in a manner consistent with the committees’ mandate.  The Corporate Governance Group engages companies in conjunction with the portfolio managers in discussions of significant governance issues, conducts research on corporate governance issues and participates in industry discussions to keep abreast of the field of corporate governance.  The Corporate Governance Group, or vendors overseen by the Corporate Governance Group, also monitor upcoming proxy votes, execute proxy votes and maintain records of votes cast.  The Corporate Governance Group may refer complicated or particularly controversial matters or discussions to the appropriate investors and/or regional Corporate Governance Committees for their review, discussion and guidance prior to making a voting decision.  The Committees likewise retain the authority to, among other things, deliberate or otherwise act directly on specific proxies as they deem appropriate.  BlackRock’s Equity Investment Portfolio Oversight Committee (EIPOC) oversees certain aspects of the Global Corporate Governance Committee and the corporate governance function’s activities.

Vote execution

BlackRock carefully considers proxies submitted to funds and other fiduciary accounts (“Funds”) for which it has voting authority. BlackRock votes (or refrains from voting) proxies for each Fund for which it has voting authority based on BlackRock’s evaluation of the best long-term economic interests of shareholders, in the exercise of its independent business judgment, and without regard to the relationship of the issuer of the proxy (or any dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates.

When exercising voting rights, BlackRock will normally vote on specific proxy issues in accordance with its proxy voting guidelines (“Guidelines”) for the relevant market.  The Guidelines are reviewed regularly and are amended consistent with changes in the local market practice, as developments in corporate governance occur, or as otherwise deemed advisable by BlackRock’s Corporate Governance Committees.  The committees may, in the exercise of their business judgment, conclude that the Guidelines do not cover the specific matter upon which a proxy vote is requested or that an exception to the Guidelines would be in the best long-term economic interests of BlackRock’s clients.

8	2011 Global corporate governance and engagement principles

Global corporate governance and engagement principles

In certain markets, proxy voting involves logistical issues which can affect BlackRock’s ability to vote such proxies, as well as the desirability of voting such proxies.  These issues include but are not limited to:  (i) untimely notice of shareholder meetings; (ii) restrictions on a foreigner’s ability to exercise votes; (iii) requirements to vote proxies in person; (iv) “shareblocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); (v) potential difficulties in translating the proxy; and (vi) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions.  We are not supportive of impediments to the exercise of voting rights such as shareblocking or overly burdensome administrative requirements.

As a consequence, BlackRock votes proxies in these markets only on a “best-efforts” basis.  In addition, the Corporate Governance Committees may determine that it is generally in the best interests of BlackRock clients not to vote proxies of companies in certain countries if the committee determines that the costs (including but not limited to opportunity costs associated with shareblocking constraints) associated with exercising a vote are expected to outweigh the benefit the client will derive by voting on the issuer’s proposal.

While it is expected that BlackRock, as a fiduciary, will generally seek to vote proxies over which BlackRock exercises voting authority in a uniform manner for all BlackRock clients, the relevant Corporate Governance Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such an account require that such account’s proxies be voted differently due to such account’s investment objective or other factors that differentiate it from other accounts.  In addition, BlackRock believes portfolio managers may from time to time legitimately reach differing but equally valid views, as fiduciaries for their funds and the client assets in those funds, on how best to maximize economic value in respect of a particular investment.  Accordingly, portfolio managers retain full discretion to vote the shares in the funds they manage based on their analysis of the economic impact of a particular ballot item.

Conflicts management

BlackRock maintains policies and procedures that are designed to prevent undue influence on BlackRock’s proxy voting activity that might stem from any relationship between the issuer of a proxy (or any dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates.  Some of the steps BlackRock has taken to prevent conflicts include, but are not limited to:

►
BlackRock has adopted a proxy voting oversight structure whereby the Corporate Governance Committees oversee the voting decisions and other activities of the Global Corporate Governance Group, and particularly its activities with respect to voting in the relevant region of each committee’s jurisdiction.

►
The Corporate Governance Committees have adopted Guidelines for each region, which set forth the firm’s views with respect to certain corporate governance and other issues that typically arise in the proxy voting context.  The Corporate Governance Committee reserves the right to review voting decisions at any time and to make voting decisions as necessary to ensure the independence and integrity of the voting process.  In addition, the Committee receives periodic reports regarding the specific votes cast by the Corporate Governance Group and regular updates on material process issues, procedural changes and other matters of concern to the Committee.

►
BlackRock’s Global Corporate Governance Committee oversees the Global Head, the Corporate Governance Group and the Corporate Governance Committees.  The Global Corporate Governance Committee conducts a review, at least annually, of the proxy voting process to ensure compliance with BlackRock’s risk policies and procedures.

9	2011 Global corporate governance and engagement principles

Global corporate governance and engagement principles

►
BlackRock maintains a reporting structure that separates the Global Head and Corporate Governance Group from employees with sales responsibilities.  In addition, BlackRock maintains procedures to ensure that all engagements with corporate issuers or dissident shareholders are managed consistently and without regard to BlackRock’s relationship with the issuer of the proxy or dissident shareholder.  Within the normal course of business, the Global Head or Corporate Governance Group may engage directly with BlackRock clients, and with employees with sales responsibilities, in discussions regarding general corporate governance policy matters, and to otherwise ensure proxy-related client service levels are met.  The Global Head or Corporate Governance Group does not discuss any specific voting matter with a client prior to the disclosure of the vote decision to all applicable clients after the shareholder meeting has taken place, except if the client is acting in the capacity as issuer of the proxy or dissident shareholder and is engaging through the established procedures independent of the client relationship.

►
In certain instances, BlackRock may determine to engage an independent fiduciary to vote proxies as a further safeguard to avoid potential conflicts of interest or as otherwise required by applicable law.  The independent fiduciary may either vote such proxies, or provide BlackRock with instructions as to how to vote such proxies. In the latter case, BlackRock votes the proxy in accordance with the independent fiduciary’s determination.  Use of an independent fiduciary has been adopted for voting the proxies related to any company that is affiliated with BlackRock, or any company that includes BlackRock employees on its board of directors.

With regard to the relationship between securities lending and proxy voting, BlackRock’s approach is driven by our clients’ economic interests.  The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes.  Based on our evaluation of this relationship, we believe that generally the likely economic value of casting most votes is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BlackRock recalling loaned securities in order to ensure they are voted.  Periodically, BlackRock analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures is necessary in light of future conditions.  In addition, BlackRock may in its discretion determine that the value of voting outweighs the cost of recalling shares, and thus recall shares to vote in that instance.

Voting guidelines

The attached issue-specific voting Guidelines for each region/country in which we vote are intended to summarize BlackRock’s general philosophy and approach to issues that may commonly arise in the proxy voting context in each market where we invest.  These Guidelines are not intended to be exhaustive.  BlackRock applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review.  As such, these Guidelines do not provide a guide to how BlackRock will vote in every instance.  Rather, they share our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots.

10	2011 Global corporate governance and engagement principles

Global corporate governance and engagement principles

Reporting

We report our proxy voting activity directly to clients and publically as required.  In addition, we publish for clients a more detailed discussion of our corporate governance activities, including engagement with companies and with other relevant parties.

11	2011 Global corporate governance and engagement principles

PROXY VOTING POLICY ON SECURITIES*

The Firm shall vote proxies consistent with this Policy.  Generally, the Firm’s research analysts vote actively recommended issuers and obtain research from a proxy service for recommendations for voting proxies of all other issues.  Clients may, at any time, opt to change voting authorization.  Upon notice that a client has revoked the Firm’s authority to vote proxies, the Firm will forward such materials to the party identified by client.

Routine Matters

Since the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer’s management on any issue will be given substantial weight.  However, the position of the issuer’s management will not be supported in any situation where it is determined not to be in the best interests of the client.

Election of Directors.  Proxies shall be voted for a management-proposed slate of directors unless there is a contested election of directors or there are other compelling corporate governance reasons for withholding votes for such directors.  Management proposals to limit director liability consistent with state laws and director indemnification provisions shall be supported because it is important for companies to be able to attract qualified candidates.

Appointment of Auditors.  Management recommendations shall generally be supported.

Changes in State of Incorporation or Capital Structure.  Management recommendations about re-incorporation shall be supported unless the new jurisdiction in which the issuer is reincorporating has laws that would materially dilute the rights of shareholders of the issuer.  Proposals to increase authorized common stock should be examined on a case-by-case basis.  If the new shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of outstanding shares upon issuance, then such proposals should be evaluated to determine whether they are in the best interest of the client.

IMPORTANT: The information contained herein is the property of Brown Advisory and may not be disclosed in whole or part to anyone outside the firm without the prior approval of Compliance.

Non-Routine Matters

Corporate Restructurings, Mergers and Acquisitions.  These proposals should be examined on a case-by-case basis because they are an extension of an investment decision.

Proposals Affecting Shareholder Rights.  Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally should not be supported.

Anti-takeover Issues.  Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis taking into account the rights of shareholders and the potential effect on the value of the Firm.

Executive Compensation.  Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans, should be examined on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.

Social and Political Issues.  These types of proposals should generally not be supported if they are not supported by management unless they would have a readily-determinable, positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer.

Conflicts of Interest

A “conflict of interest,” means any circumstance when the Firm or one of its affiliates (including officers, directors and employees), or in the case where the Firm serves as investment adviser to a Brown Advisory Fund, when the Fund or the principal underwriter, or one or more of their affiliates (including officers, directors and employees), knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of clients or Fund shareholders in how proxies of that issuer are voted.  The Firm should vote proxies relating to such issuers in accordance with the following procedures:

Routine Matters Consistent with Policy.  The Firm may vote proxies for routine matters as required by this Policy.

IMPORTANT: The information contained herein is the property of Brown Advisory and may not be disclosed in whole or part to anyone outside the firm without the prior approval of Compliance.

Immaterial Conflicts.  The Firm may vote proxies for non-routine matters consistent with this Policy if it determines that the conflict of interest is not material.  A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Firm’s decision-making in voting a proxy.  Materiality determinations will be based upon an assessment of the particular facts and circumstances.

Material Conflicts and Non-Routine Matters.  If the Firm believes that (A) it has a material conflict and (B) that the issue to be voted upon is non-routine or is not covered by this Policy, then:

a)	In the case of a Fund, the Firm shall consult with the Funds’ proxy administrator;
b)	In the case of all other clients, the Firm should confer with appropriate parties, including counsel if necessary to ensure that the proxy is voted in the best interest of the client.

Abstention

The Firm may abstain from voting proxies in certain circumstances.  The Firm may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the clients, such as (by example and without limitation) when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to effect a vote would be uneconomic relative to the value of the client’s investment in the issuer.

Recordkeeping

The Firm will maintain files relating to its proxy voting procedures in an easily accessible place.  Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Firm.  The Firm will retain the following:

o	Copies of the proxy voting procedures and policies, and any amendments thereto.

o
A copy of each proxy statement received by the Firm, provided however that the Firm may rely on obtaining a copy of proxy statements from the SEC’s EDGAR system for those proxy statements that are so available.

o	A record of each vote that the Firm casts.

IMPORTANT: The information contained herein is the property of Brown Advisory and may not be disclosed in whole or part to anyone outside the firm without the prior approval of Compliance.

o	A copy of any document the Firm created that was material to making a decision how to vote proxies, or that memorializes that decision, including the resolution of any conflict.

o
A copy of each written client request for information on how the Firm voted such client’s proxies, and a copy of any written response to any (written or oral) client request for information on how the Firm voted its proxies.

Disclosure

The Firm’s registered investment advisory entities will disclose in its Form ADV Part II (inclusive of the Wrap Fee Brochure for Brown Advisory Securities, LLC) that its clients may contact it in order to obtain information on how it voted such client’s proxies, and to request a copy of this Policy.  If a client requests this information, the Chief Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer, (2) the proposal voted upon and (3) how the client’s proxy was voted.

A concise summary of this Policy will be included in the Form ADV Part II, and will be updated whenever this Policy is amended and made available to clients upon request.

Office of Primary Responsibility:
Director of Research, Portfolio Managers
Approver: CEO
Last Reviewed Date: June 2011
Next Review Date: June 2012

IMPORTANT: The information contained herein is the property of Brown Advisory and may not be disclosed in whole or part to anyone outside the firm without the prior approval of Compliance.

CAUSEWAY CAPITAL MANAGEMENT LLC
PROXY VOTING POLICIES AND PROCEDURES

Overview

As an investment adviser with fiduciary responsibilities to its clients, Causeway Capital Management LLC (“Causeway”) votes the proxies of companies owned by Causeway International Value Fund (the “Value Fund”), Causeway Global Value Fund, Causeway Emerging Markets Fund (the “EM Fund”), and Causeway International Opportunities Fund (the “Opportunities Fund”) (collectively, the “Funds”), for which it serves as investment adviser.  In addition, Causeway votes the proxies of companies owned by institutional and private clients who have granted Causeway such voting authority.  Causeway has adopted these Proxy Voting Policies and Procedures to govern how it performs and documents its fiduciary duty regarding the voting of proxies.

Proxies are voted solely in the best interests of the client, the Funds’ shareholders or, where employee benefit assets are involved, in the best interests of plan participants and beneficiaries (collectively “clients”).  Causeway’s intent has always been to vote proxies, wherever possible to do so, in a manner consistent with its fiduciary obligations.  Practicalities involved in international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

The Chief Operating Officer of Causeway supervises the proxy voting process.  Portfolio managers have final decision-making authority over case-by-case votes.  To assist in fulfilling its responsibility for voting proxies, Causeway uses independent research and recordkeeping software provided by third parties.  Causeway uses RiskMetrics for proxy research, which assists the decision-making process, and for proxy voting services, which include organizing and tracking pending proxies, communicating voting decisions to custodian banks, and maintaining records.

Proxy Voting Guidelines

Causeway will generally vote on specific matters in accordance with the proxy voting guidelines set forth below.  However, Causeway reserves the right to vote proxies on behalf of clients on a case-by-case basis if the facts and circumstances so warrant.

Causeway’s proxy voting guidelines are designed to ensure, to the extent feasible, that votes cast are consistent with certain basic principles: (i) increasing shareholder value; (ii) maintaining or increasing shareholder influence over the board of directors and management; (iii) establishing and enhancing a strong and independent board of directors; (iv) maintaining or increasing the rights of shareholders; and (v) aligning the interests of management and employees with those of shareholders with a view toward the reasonableness of executive compensation and shareholder dilution.  Causeway’s guidelines also recognize that a company’s management is charged with the day-to-day operations and, therefore, Causeway generally votes on routine business matters in favor of management’s proposals or positions.

November 2, 2009

Causeway generally votes for:

•	distributions of income

•	appointment of auditors

•	director compensation, unless deemed excessive

•
boards of directors – Causeway generally votes for management’s slate of director nominees.  However, it votes against incumbent nominees with poor attendance records, or who have otherwise acted in a manner Causeway believes is not in the best interests of shareholders.

•	Causeway generally opposes cumulative voting and attempts to classify boards of directors.

•	financial results/director and auditor reports

•	share repurchase plans

•	changing corporate names and other similar matters

Causeway generally votes the following matters on a case-by-case basis:

•	amendments to articles of association or other governing documents

•	changes in board or corporate governance structure

•	changes in authorized capital including proposals to issue shares

•
compensation – Causeway believes that it is important that a company’s equity-based compensation plans, including stock option or restricted stock plans, are aligned with the interests of shareholders, including Causeway’s clients.  Causeway evaluates compensation plans on a case-by-case basis.  Causeway generally opposes packages that it believes provide excessive awards or create excessive shareholder dilution.  Causeway generally opposes proposals to reprice options because the underlying stock has fallen in value.

•	debt issuance requests

•	mergers, acquisitions and other corporate reorganizations or restructurings

•	changes in state or country of incorporation

November 2, 2009

•	related party transactions

Causeway generally votes against:

•
anti-takeover mechanisms – Causeway generally opposes anti-takeover mechanisms including poison pills, unequal voting rights plans, staggered boards, provisions requiring supermajority approval of a merger and other matters that are designed to limit the ability of shareholders to approve merger transactions.

Causeway generally votes with management regarding:

•
social issues – Causeway believes that it is management’s responsibility to handle such issues, and generally votes with management on these types of issues, or abstains.  Causeway will oppose social proposals that it believes will be a detriment to the investment performance of a portfolio company.

The Opportunities Fund primarily invests its assets in the Value Fund and the EM Fund.  If the Opportunities Fund receives proxies from the Value Fund or the EM Fund, as a shareholder of such Funds, Causeway intends to vote such proxies in proportion to the vote of all other shareholders of the Value Fund and EM Fund.

Conflicts of Interest

Causeway’s interests may, in certain proxy voting situations, be in conflict with the interests of clients.  Causeway may have a conflict if a company that is soliciting a proxy is a client of Causeway or is a major vendor for Causeway.  Causeway may also have a conflict if Causeway personnel have a significant business or personal relationship with participants in proxy contests, corporate directors or director candidates.

The Chief Operating Officer will determine the issuers with which Causeway may have a significant business relationship.  For this purpose, a “significant business relationship” is one that: (1) represents 1.5% or $1,000,000 of Causeway’s revenues reasonably expected for the current fiscal year, whichever is less; (2) represents 2.5% or $2,000,000 of revenues of an affiliate reasonably expected for the current fiscal year, whichever is less; or (3) may not directly involve revenue to Causeway or its affiliates but is otherwise determined by the Chief Operating Officer to be significant to Causeway or its affiliates, such as a significant relationship with the company that might create an incentive for Causeway to vote in favor of management.

The Chief Operating Officer will identify issuers with which Causeway’s employees who are involved in the proxy voting process may have a significant personal or family relationship.  For this purpose, a “significant personal or family relationship” is one that would be reasonably likely to influence how Causeway votes proxies.

November 2, 2009

The Chief Operating Officer will reasonably investigate information relating to conflicts of interest.  For purposes of identifying conflicts under this policy, the Chief Operating Officer will rely on publicly available information about Causeway and its affiliates, information about Causeway and its affiliates that is generally known by Causeway’s employees, and other information actually known by the Chief Operating Officer.  Absent actual knowledge, the Chief Operating Officer is not required to investigate possible conflicts involving Causeway where the information is (i) non-public, (ii) subject to information blocking procedures, or (iii) otherwise not readily available to the Chief Operating Officer.

The Chief Operating Officer will maintain a list of issuers with which there may be a conflict and will monitor for potential conflicts of interest on an ongoing basis.

Proxy proposals that are “routine,” such as uncontested elections of directors or those not subject to a vote withholding campaign, meeting formalities and approvals of annual reports/financial statements are presumed not to involve material conflicts of interest.  For non-routine proposals, the Chief Operating Officer in consultation with Causeway’s General Counsel decides if they involve a material conflict of interest.

If a proposal is determined to involve a material conflict of interest, Causeway may, but is not required to, obtain instructions from the client on how to vote the proxy or obtain the client’s consent for Causeway’s vote.  If Causeway does not seek the client’s instructions or consent, Causeway will vote as follows:

•	If a “for” or “against” or “with management” guideline applies to the proposal, Causeway will vote in accordance with that guideline.

•	If a “for” or “against” or “with management” guideline does not apply to the proposal, Causeway will follow the recommendation of an independent third party such as ISS.

Practical Limitations Relating to Proxy Voting

While the proxy voting process is well established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-US companies located in certain jurisdictions may involve a number of problems that may restrict or prevent Causeway’s ability to vote such proxies.  These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person, (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with powers of attorney to facilitate Causeway’s voting instructions.  As a result, Causeway will only use its best efforts to vote clients’ non-US proxies.

November 2, 2009

In addition, regarding US and non-US companies, Causeway will not vote proxies if it does not receive adequate information from the client’s custodian in sufficient time to cast the vote.

November 2, 2009

ClearBridge Advisors
Proxy Voting Policies and Procedures

amended as of April 29, 2011

I.	Types of Accounts for Which ClearBridge Votes Proxies		2
II.	General Guidelines		2
III.	How ClearBridge Votes		2
IV.	Conflicts of Interest		2
	A.	Procedures for Identifying Conflicts of Interest	3
	B.	Procedures for Assessing Materiality of Conflicts of Interest and for Addressing Material Conflicts of Interest	3
	C.	Third Party Proxy Voting Firm – Conflicts of Interest	4
V.	Voting Policy		4
	A.	Election of Directors	5
	B.	Proxy Contests	7
	C.	Auditors	7
	D.	Proxy Contest Defenses	7
	E.	Tender Offer Defenses	9
	F.	Miscellaneous Governance Provisions	10
	G.	Capital Structure	11
	H.	Executive and Director Compensation	13
	I.	State of Incorporation	17
	J.	Mergers and Corporate Restructuring	17
	K.	Social and Environmental Issues	18
	L.	Miscellaneous	20
VI.	Other Considerations		21
	A.	Share Blocking	21
	B.	Securities on Loan	21
VII.	Disclosure of Proxy Voting		22
VIII.	Recordkeeping and Oversight		22

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CLEARBRIDGE ADVISORS
Proxy Voting Policies and Procedures

I.	TYPES OF ACCOUNTS FOR WHICH CLEARBRIDGE VOTES PROXIES

ClearBridge votes proxies for each client that has specifically authorized us to vote them in the investment management contract or otherwise and votes proxies for each ERISA account unless the plan document or investment advisory agreement specifically reserves the responsibility to vote proxies to the plan trustees or other named fiduciary.  These policies and procedures are intended to fulfill applicable requirements imposed on ClearBridge by the Investment Advisers Act of 1940, as amended, the Investment Company Act of 1940, as amended, and the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations adopted under these laws.

II.	GENERAL GUIDELINES

In voting proxies, we are guided by general fiduciary principles.  Our goal is to act prudently, solely in the best interest of the beneficial owners of the accounts we manage and, in the case of ERISA accounts, for the exclusive purpose of providing economic benefits to such persons.  We attempt to provide for the consideration of all factors that could affect the value of the investment and will vote proxies in the manner that we believe will be consistent with efforts to maximize shareholder values.

III.	HOW CLEARBRIDGE VOTES

Section V of these policies and procedures sets forth certain stated positions.  In the case of a proxy issue for which there is a stated position, we generally vote in accordance with the stated position.  In the case of a proxy issue for which there is a list of factors set forth in Section V that we consider in voting on such issue, we consider those factors and vote on a case-by-case basis in accordance with the general principles set forth above.  In the case of a proxy issue for which there is no stated position or list of factors that we consider in voting on such issue, we vote on a case-by-case basis in accordance with the general principles set forth above. We may utilize an external service provider to provide us with information and/or a recommendation with regard to proxy votes but we are not required to follow any such recommendations.    The use of an external service provider does not relieve us of our responsibility for the proxy vote.

For routine matters, we usually vote according to our policy or the external service provider’s recommendation, although we are not obligated to do so and an individual portfolio manager may vote contrary to our policy or the recommendation of the external service provider.  If a matter is non-routine, e.g., management’s recommendation is different than that of the external service provider and ClearBridge is a significant holder or it is a significant holding for ClearBridge, the issues will be highlighted to the appropriate investment teams and their views solicited by members of the Proxy Committee.  Different investment teams may vote differently on the same issue, depending upon their assessment of clients’ best interests.

ClearBridge’s proxy voting process is overseen and coordinated by its Proxy Committee.

IV.	CONFLICTS OF INTEREST

In furtherance of ClearBridge’s goal to vote proxies in the best interests of clients, ClearBridge follows procedures designed to identify and address material conflicts that may arise between ClearBridge’s interests and those of its clients before voting proxies on behalf of such clients.

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A.	Procedures for Identifying Conflicts of Interest

ClearBridge relies on the following to seek to identify conflicts of interest with respect to proxy voting:

1.
ClearBridge’s employees are periodically reminded of their obligation (i) to be aware of the potential for conflicts of interest on the part of ClearBridge with respect to voting proxies on behalf of client accounts both as a result of their personal relationships or personal or business relationships relating to another Legg Mason business unit, and (ii) to bring conflicts of interest of which they become aware to the attention of ClearBridge’s General Counsel/Chief Compliance Officer.

2.
ClearBridge’s finance area maintains and provides to ClearBridge Compliance and proxy voting personnel an up- to-date list of all client relationships that have historically accounted for or are projected to account for greater than 1% of ClearBridge’s net revenues.

3.
As a general matter, ClearBridge takes the position that relationships between a non-ClearBridge Legg Mason unit and an issuer (e.g., investment management relationship between an issuer and a non-ClearBridge Legg Mason affiliate) do not present a conflict of interest for ClearBridge in voting proxies with respect to such issuer because ClearBridge operates as an independent business unit from other Legg Mason business units and because of the existence of informational barriers between ClearBridge and certain other Legg Mason business units.  As noted above, ClearBridge employees are under an obligation to bring such conflicts of interest, including conflicts of interest which may arise because of an attempt by another Legg Mason business unit or non-ClearBridge Legg Mason officer or employee to influence proxy voting by ClearBridge to the attention of ClearBridge Compliance.

4.
A list of issuers with respect to which ClearBridge has a potential conflict of interest in voting proxies on behalf of client accounts will be maintained by ClearBridge proxy voting personnel.  ClearBridge will not vote proxies relating to such issuers until it has been determined that the conflict of interest is not material or a method for resolving the conflict of interest has been agreed upon and implemented, as described in Section IV below.

B.	Procedures for Assessing Materiality of Conflicts of Interest and for Addressing Material Conflicts of Interest

1.
ClearBridge maintains a Proxy Committee which, among other things, reviews and addresses conflicts of interest brought to its attention.  The Proxy Committee is comprised of such ClearBridge personnel (and others, at ClearBridge’s request), as are designated from time to time.  The current members of the Proxy Committee are set forth in the Proxy Committee’s Terms of Reference.

2.
All conflicts of interest identified pursuant to the procedures outlined in Section IV. A. must be brought to the attention of the Proxy Committee for resolution.  A proxy issue that will be voted in accordance with a stated ClearBridge position on such issue or in accordance with the recommendation of an independent third party generally is not brought to the attention of the Proxy Committee for a conflict of interest review because ClearBridge’s position is that any conflict of interest issues are resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party.

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3.
The Proxy Committee will determine whether a conflict of interest is material.  A conflict of interest will be considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, ClearBridge’s decision-making in voting the proxy.  All materiality determinations will be based on an assessment of the particular facts and circumstances.  A written record of all materiality determinations made by the Proxy Committee will be maintained.

4.	If it is determined by the Proxy Committee that a conflict of interest is not material, ClearBridge may vote proxies notwithstanding the existence of the conflict.

5.
If it is determined by the Proxy Committee that a conflict of interest is material, the Proxy Committee will determine an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted.  Such determination shall be based on the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc. Such methods may include:

•	disclosing the conflict to clients and obtaining their consent before voting;

•	suggesting to clients that they engage another party to vote the proxy on their behalf;

•	in the case of a conflict of interest resulting from a particular employee’s personal relationships, removing such employee from the decision-making process with respect to such proxy vote; or

•	such other method as is deemed appropriate given the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc.*

A written record of the method used to resolve a material conflict of interest shall be maintained.

C.	Third Party Proxy Voting Firm - Conflicts of Interest

With respect to a third party proxy voting firm described herein, the Proxy Committee will periodically review and assess such firm’s policies, procedures and practices with respect to the disclosure and handling of conflicts of interest.

V.	VOTING POLICY

These are policy guidelines that can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account holding the shares being voted.  There may be occasions when different investment teams vote differently on the same issue.  A ClearBridge investment team (e.g., ClearBridge’s Social Awareness Investment team) may adopt proxy voting policies that supplement these policies and procedures.  In addition, in the case of Taft-Hartley clients, ClearBridge will comply with a client direction to vote proxies in accordance with Institutional Shareholder Services’ (ISS) PVS Proxy Voting Guidelines, which ISS represents to be fully consistent with AFL-CIO guidelines.

* Especially in the case of an apparent, as opposed to actual, conflict of interest, the Proxy Committee may resolve such conflict of interest by satisfying itself that ClearBridge’s proposed vote on a proxy issue is in the best interest of client accounts and is not being influenced by the conflict of interest.

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A.	Election of Directors

1.	Voting on Director Nominees in Uncontested Elections.

a.	We withhold our vote from a director nominee who:
•	attended less than 75 percent of the company’s board and committee meetings without a valid excuse (illness, service to the nation/local government, work on behalf of the company);

•	were members of the company’s board when such board failed to act on a shareholder proposal that received approval of a majority of shares cast for the previous two consecutive years;

•	received more than 50 percent withheld votes of the shares cast at the previous board election, and the company has failed to address the issue as to why;

•
is an insider where: (1) such person serves on any of the audit, compensation or nominating committees of the company’s board, (2) the company’s board performs the functions typically performed by a company’s audit, compensation and nominating committees, or (3) the full board is less than a majority independent (unless the director nominee is also the company CEO, in which case we will vote FOR);

•	is a member of the company’s audit committee, when excessive non-audit fees were paid to the auditor, or there are chronic control issues and an absence of established effective control mechanisms.

b.	We vote for all other director nominees.

2.	Chairman and CEO is the Same Person.

We vote on a case-by-case basis on shareholder proposals that would require the positions of the Chairman and CEO to be held by different persons.  We would generally vote FOR such a proposal unless there are compelling reasons to vote against the proposal, including:

•	Designation of a lead director
•	Majority of independent directors (supermajority)
•	All independent key committees
•	Size of the company (based on market capitalization)
•	Established governance guidelines
•	Company performance

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3.	Majority of Independent Directors

a.
We vote for shareholder proposals that request that the board be comprised of a majority of independent directors.  Generally that would require that the director have no connection to the company other than the board seat.  In determining whether an independent director is truly independent (e.g. when voting on a slate of director candidates), we consider certain factors including, but not necessarily limited to, the following:  whether the director or his/her company provided professional services to the company or its affiliates either currently or in the past year; whether the director has any transactional relationship with the company; whether the director is a significant customer or supplier of the company; whether the director is employed by a foundation or university that received significant grants or endowments from the company or its affiliates; and whether there are interlocking directorships.

b.	We vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

4.	Stock Ownership Requirements

We vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

5.	Term of Office

We vote against shareholder proposals to limit the tenure of independent directors.

6.	Director and Officer Indemnification and Liability Protection

a.	Subject to subparagraphs 2, 3, and 4 below, we vote for proposals concerning director and officer indemnification and liability protection.

b.	We vote for proposals to limit and against proposals to eliminate entirely director and officer liability for monetary damages for violating the duty of care.

c.
We vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

d.
We vote for only those proposals that provide such expanded coverage noted in subparagraph 3 above in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) if only the director's legal expenses would be covered.

7.	Director Qualifications

a.
We vote case-by-case on proposals that establish or amend director qualifications.  Considerations include how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

b.	We vote against shareholder proposals requiring two candidates per board seat.

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B.	Proxy Contests

1.	Voting for Director Nominees in Contested Elections

We vote on a case-by-case basis in contested elections of directors.  Considerations include: chronology of events leading up to the proxy contest; qualifications of director nominees (incumbents and dissidents); for incumbents, whether the board is comprised of a majority of outside directors; whether key committees (i.e.: nominating, audit, compensation) comprise solely of independent outsiders; discussion with the respective portfolio manager(s).

2.	Reimburse Proxy Solicitation Expenses

We vote on a case-by-case basis on proposals to provide full reimbursement for dissidents waging a proxy contest.  Considerations include: identity of persons who will pay solicitation expenses; cost of solicitation; percentage that will be paid to proxy solicitation firms.

C.	Auditors

1.	Ratifying Auditors

We vote for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position or there is reason to believe the independent auditor has not followed the highest level of ethical conduct.  Specifically, we will vote to ratify auditors if the auditors only provide the company audit services and such other audit-related and non-audit services the provision of which will not cause such auditors to lose their independence under applicable laws, rules and regulations.

2.	Financial Statements and Director and Auditor Reports

We generally vote for management proposals seeking approval of financial accounts and reports and the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors or directors.

3.	Remuneration of Auditors

We vote for proposals to authorize the board or an audit committee of the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

4.	Indemnification of Auditors

We vote against proposals to indemnify auditors.

D.	Proxy Contest Defenses

1.	Board Structure: Staggered vs. Annual Elections

a.	We vote against proposals to classify the board.

b.	We vote for proposals to repeal classified boards and to elect all directors annually.

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2.	Shareholder Ability to Remove Directors

a.	We vote against proposals that provide that directors may be removed only for cause.

b.	We vote for proposals to restore shareholder ability to remove directors with or without cause.

c.	We vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

d.	We vote for proposals that permit shareholders to elect directors to fill board vacancies.

3.	Cumulative Voting

a.	If plurality voting is in place for uncontested director elections, we vote for proposals to permit or restore cumulative voting.

b.	If majority voting is in place for uncontested director elections, we vote against cumulative voting.

c.
If plurality voting is in place for uncontested director elections, and proposals to adopt both cumulative voting and majority voting are on the same slate, we vote for majority voting and against cumulative voting.

4.	Majority Voting

We vote for non-binding and/or binding resolutions requesting that the board amend a company’s by-laws to stipulate that directors need to be elected with an affirmative majority of the votes cast, provided that it does not conflict with the state law where the company is incorporated.  In addition, all resolutions need to provide for a carve-out for a plurality vote standard when there are more nominees than board seats (i.e. contested election).  In addition, ClearBridge strongly encourages companies to adopt a post-election director resignation policy setting guidelines for the company to follow to promptly address situations involving holdover directors.

5.	Shareholder Ability to Call Special Meetings

a.	We vote against proposals to restrict or prohibit shareholder ability to call special meetings.

b.
We vote for proposals that provide shareholders with the ability to call special meetings, taking into account a minimum ownership threshold of 10 percent (and investor ownership structure, depending on bylaws).

6.	Shareholder Ability to Act by Written Consent

a.	We vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

b.	We vote for proposals to allow or make easier shareholder action by written consent.

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7.	Shareholder Ability to Alter the Size of the Board

a.	We vote for proposals that seek to fix the size of the board.

b.	We vote against proposals that give management the ability to alter the size of the board without shareholder approval.

8.	Advance Notice Proposals

We vote on advance notice proposals on a case-by-case basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

9.	Amendment of By-Laws

a.	We vote against proposals giving the board exclusive authority to amend the by-laws.

b.	We vote for proposals giving the board the ability to amend the by-laws in addition to shareholders.

10.	Article Amendments (not otherwise covered by ClearBridge Proxy Voting Policies and Procedures).

We review on a case-by-case basis all proposals seeking amendments to the articles of association.

We vote for article amendments if:

•	shareholder rights are protected;
•	there is negligible or positive impact on shareholder value;
•	management provides adequate reasons for the amendments; and
•	the company is required to do so by law (if applicable).

E.	Tender Offer Defenses

1.	Poison Pills

a.	We vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

b.
We vote on a case-by-case basis on shareholder proposals to redeem a company's poison pill.  Considerations include: when the plan was originally adopted; financial condition of the company; terms of the poison pill.

c.
We vote on a case-by-case basis on management proposals to ratify a poison pill.  Considerations include: sunset provision - poison pill is submitted to shareholders for ratification or rejection every 2 to 3 years; shareholder redemption feature -10% of the shares may call a special meeting or seek a written consent to vote on rescinding the rights plan.

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2.	Fair Price Provisions

a.	We vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

b.	We vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

3.	Greenmail

a.	We vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

b.	We vote on a case-by-case basis on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

4.	Unequal Voting Rights

a.	We vote against dual class exchange offers.

b.	We vote against dual class re-capitalization.

5.	Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

a.	We vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

b.	We vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

6.	Supermajority Shareholder Vote Requirement to Approve Mergers

a.	We vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

b.	We vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

7.	White Squire Placements

We vote for shareholder proposals to require approval of blank check preferred stock issues.

F.	Miscellaneous Governance Provisions

1.	Confidential Voting

a.
We vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:  in the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy.  If the dissidents agree, the policy remains in place.  If the dissidents do not agree, the confidential voting policy is waived.

b.	We vote for management proposals to adopt confidential voting subject to the proviso for contested elections set forth in sub-paragraph A.1 above.

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2.	Equal Access

We vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

3.	Bundled Proposals

We vote on a case-by-case basis on bundled or "conditioned" proxy proposals.  In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items.  In instances when the joint effect of the conditioned items is not in shareholders' best interests and therefore not in the best interests of the beneficial owners of accounts, we vote against the proposals.  If the combined effect is positive, we support such proposals.

4.	Shareholder Advisory Committees

We vote on a case-by-case basis on proposals to establish a shareholder advisory committee. Considerations include: rationale and cost to the firm to form such a committee.  We generally vote against such proposals if the board and key nominating committees are comprised solely of independent/outside directors.

5.	Other Business

We vote for proposals that seek to bring forth other business matters.

6.	Adjourn Meeting

We vote on a case-by-case basis on proposals that seek to adjourn a shareholder meeting in order to solicit additional votes.

7.	Lack of Information

We vote against proposals if a company fails to provide shareholders with adequate information upon which to base their voting decision.

G.	Capital Structure

1.	Common Stock Authorization

a.	We vote on a case-by-case basis on proposals to increase the number of shares of common stock authorized for issue, except as described in paragraph 2 below.

b.	Subject to paragraph 3, below we vote for the approval requesting increases in authorized shares if the company meets certain criteria:

•	Company has already issued a certain percentage (i.e. greater than 50%) of the company's allotment.

•	The proposed increase is reasonable (i.e. less than 150% of current inventory) based on an analysis of the company's historical stock management or future growth outlook of the company.

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c.	We vote on a case-by-case basis, based on the input of affected portfolio managers, if holding is greater than 1% of an account.

2.	Stock Distributions: Splits and Dividends

We vote on a case-by-case basis on management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.

3.	Reverse Stock Splits

We vote for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

4.	Blank Check Preferred Stock

a.	We vote against proposals to create, authorize or increase the number of shares with regard to blank check preferred stock with unspecified voting, conversion, dividend distribution and other rights.
b.	We vote for proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).

c.
We vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

d.	We vote for proposals requiring a shareholder vote for blank check preferred stock issues.

5.	Adjust Par Value of Common Stock

We vote for management proposals to reduce the par value of common stock.

6.	Preemptive Rights

a.	We vote on a case-by-case basis for shareholder proposals seeking to establish them and consider the following factors:

•	Size of the Company.

•	Characteristics of the size of the holding (holder owning more than 1% of the outstanding shares).

•	Percentage of the rights offering (rule of thumb less than 5%).

b.	We vote on a case-by-case basis for shareholder proposals seeking the elimination of pre-emptive rights.

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7.	Debt Restructuring

We vote on a case-by-case basis for proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan.  Generally, we approve proposals that facilitate debt restructuring.

8.	Share Repurchase Programs

We vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

9.	Dual-Class Stock

We vote for proposals to create a new class of nonvoting or sub voting common stock if:

•	It is intended for financing purposes with minimal or no dilution to current shareholders
•	It is not designed to preserve the voting power of an insider or significant shareholder

10.	Issue Stock for Use with Rights Plan

We vote against proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

11.	Debt Issuance Requests

When evaluating a debt issuance request, the issuing company’s present financial situation is examined.  The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level.  A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process.  A gearing level up to 100 percent is considered acceptable.

We vote for debt issuances for companies when the gearing level is between zero and 100 percent.

We view on a case-by-case basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent.  Any proposed debt issuance is compared to industry and market standards.

12.	Financing Plans

We generally vote for the adopting of financing plans if we believe they are in the best economic interests of shareholders.

H.	Executive and Director Compensation

In general, we vote for executive and director compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having high payout sensitivity to increases in shareholder value.  Certain factors, however, such as repricing underwater stock options without shareholder approval, would cause us to vote against a plan.  Additionally, in some cases we would vote against a plan deemed unnecessary.

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1.	OBRA-Related Compensation Proposals

a.	Amendments that Place a Cap on Annual Grant or Amend Administrative Features

We vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of the Internal Revenue Code.

b.	Amendments to Added Performance-Based Goals

We vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of the Internal Revenue Code.

c.	Amendments to Increase Shares and Retain Tax Deductions Under OBRA

We vote for amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) the Internal Revenue Code.

d.	Approval of Cash or Cash-and-Stock Bonus Plans

We vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of the Internal Revenue Code.

2.	Expensing of Options

We vote for proposals to expense stock options on financial statements.

3.	Index Stock Options

We vote on a case by case basis with respect to proposals seeking to index stock options.  Considerations include whether the issuer expenses stock options on its financial statements and whether the issuer’s compensation committee is comprised solely of independent directors.

4.	Shareholder Proposals to Limit Executive and Director Pay

a.
We vote on a case-by-case basis on all shareholder proposals that seek additional disclosure of executive and director pay information. Considerations include: cost and form of disclosure.  We vote for such proposals if additional disclosure is relevant to shareholder’s needs and would not put the company at a competitive disadvantage relative to its industry.

b.	We vote on a case-by-case basis on all other shareholder proposals that seek to limit executive and director pay.

We have a policy of voting to reasonably limit the level of options and other equity-based compensation arrangements available to management to reasonably limit shareholder dilution and management compensation.  For options and equity-based compensation arrangements, we vote FOR proposals or amendments that would result in the available awards being less than 10% of fully diluted outstanding shares (i.e. if the combined total of shares, common share equivalents and options available to be awarded under all current and proposed compensation plans is less than 10% of fully diluted shares).  In the event the available awards exceed the 10% threshold, we would also consider the % relative to the common practice of its specific industry (e.g. technology firms).  Other considerations would include, without limitation, the following:

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•	Compensation committee comprised of independent outside directors
•	Maximum award limits
•	Repricing without shareholder approval prohibited
•	3-year average burn rate for company
•	Plan administrator has authority to accelerate the vesting of awards
•	Shares under the plan subject to performance criteria

5.	Golden Parachutes

a.	We vote for shareholder proposals to have golden parachutes submitted for shareholder ratification.

b.
We vote on a case-by-case basis on all proposals to ratify or cancel golden parachutes.  Considerations include: the amount should not exceed 3 times average base salary plus guaranteed benefits; golden parachute should be less attractive than an ongoing employment opportunity with the firm.

6.	Golden Coffins

a.
We vote for shareholder proposals that request a company not to make any death benefit payments to senior executives’ estates or beneficiaries, or pay premiums in respect to any life insurance policy covering a senior executive’s life (“golden coffin”).  We carve out benefits provided under a plan, policy or arrangement applicable to a broader group of employees, such as offering group universal life insurance.

b.
We vote for shareholder proposals that request shareholder approval of survivor benefits for future agreements that, following the death of a senior executive, would obligate the company to make payments or awards not earned.

7.	Anti Tax Gross-up Policy

a.
We vote for proposals that ask a company to adopt a policy whereby it will not make, or promise to make, any tax gross-up payment to its senior executives, except for tax gross-ups provided pursuant to a plan, policy, or arrangement applicable to management employees of the company generally, such as relocation or expatriate tax equalization policy; we also vote for proposals that ask management to put gross-up payments to a shareholder vote.

b.
We vote against proposals where a company will make, or promise     to make, any tax gross-up payment to its senior executives without a shareholder vote, except for tax gross-ups provided pursuant to a plan, policy, or arrangement applicable to management employees of the company generally, such as relocation or expatriate tax equalization policy.

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8.	Employee Stock Ownership Plans (ESOPs)

We vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

9.	401(k) Employee Benefit Plans

We vote for proposals to implement a 401(k) savings plan for employees.

10.	Stock Compensation Plans

a.	We vote for stock compensation plans which provide a dollar-for-dollar cash for stock exchange.

b.	We vote on a case-by-case basis for stock compensation plans which do not provide a dollar-for-dollar cash for stock exchange using a quantitative model.

11.	Directors Retirement Plans

a.	We vote against retirement plans for non-employee directors.

b.	We vote for shareholder proposals to eliminate retirement plans for non-employee directors.

12.	Management Proposals to Reprice Options

We vote on a case-by-case basis on management proposals seeking approval to reprice options.  Considerations include the following:

•	Historic trading patterns
•	Rationale for the repricing
•	Value-for-value exchange
•	Option vesting
•	Term of the option
•	Exercise price
•	Participation

13.	Shareholder Proposals Recording Executive and Director Pay

a.	We vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

b.	We vote against shareholder proposals requiring director fees be paid in stock only.

c.	We vote for shareholder proposals to put option repricing to a shareholder vote.

d.
We vote for shareholder proposals that call for a non-binding advisory vote on executive pay (“say-on-pay”).  Company boards would adopt a policy giving shareholders the opportunity at each annual meeting to vote on an advisory resolution to ratify the compensation of the named executive officers set forth in the proxy statement’s summary compensation table.

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e.	We vote “annual” for the frequency of say-on-pay proposals rather than once every two or three years.

f.
We vote on a case-by-case basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

14.	Management Proposals On Executive Compensation

a.
For non-binding advisory votes on executive officer compensation, when management and the external service provider agree, we vote for the proposal.  When management and the external service provider disagree, the proposal becomes a refer item.

b.	We vote “annual” for the frequency of say-on-pay proposals rather than once every two or three years.

I.	State/Country of Incorporation

1.	Voting on State Takeover Statutes

a.	We vote for proposals to opt out of state freeze-out provisions.

b.	We vote for proposals to opt out of state disgorgement provisions.

2.	Voting on Re-incorporation Proposals

We vote on a case-by-case basis on proposals to change a company's state or country of incorporation.  Considerations include: reasons for re-incorporation (i.e. financial, restructuring, etc); advantages/benefits for change (i.e. lower taxes); compare the differences in state/country laws governing the corporation.

3.	Control Share Acquisition Provisions

a.	We vote against proposals to amend the charter to include control share acquisition provisions.

b.	We vote for proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

c.	We vote for proposals to restore voting rights to the control shares.

d.	We vote for proposals to opt out of control share cashout statutes.

J.	Mergers and Corporate Restructuring

1.	Mergers and Acquisitions

We vote on a case-by-case basis on mergers and acquisitions.  Considerations include: benefits/advantages of the combined companies (i.e. economies of scale, operating synergies, increase in market power/share, etc…); offer price (premium or discount); change in the capital structure; impact on shareholder rights.

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2.	Corporate Restructuring

We vote on a case-by-case basis on corporate restructuring proposals involving minority squeeze outs and leveraged buyouts. Considerations include: offer price, other alternatives/offers considered and review of fairness opinions.

3.	Spin-offs

We vote on a case-by-case basis on spin-offs.  Considerations include the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

4.	Asset Sales

We vote on a case-by-case basis on asset sales.  Considerations include the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

5.	Liquidations

We vote on a case-by-case basis on liquidations after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

6.	Appraisal Rights

We vote for proposals to restore, or provide shareholders with, rights of appraisal.

7.	Changing Corporate Name

We vote for proposals to change the “corporate name”, unless the proposed name change bears a negative connotation.

8.	Conversion of Securities

We vote on a case-by-case basis on proposals regarding conversion of securities.  Considerations include the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

9.	Stakeholder Provisions

We vote against proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

K.	Social and Environmental Issues

1.
In general we vote on a case-by-case basis on shareholder social and environmental proposals, on the basis that their impact on share value may be difficult to quantify.   In most cases, however, we vote for disclosure reports that seek additional information, particularly when it appears the company has not adequately addressed shareholders' social and environmental concerns.  In determining our vote on shareholder social and environmental proposals, we also analyze the following factors:

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a.	whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;

b.	the percentage of sales, assets and earnings affected;

c.	the degree to which the company's stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;

d.	whether the issues presented should be dealt with through government or company-specific action;

e.	whether the company has already responded in some appropriate manner to the request embodied in a proposal;

f.	whether the company's analysis and voting recommendation to shareholders is persuasive;

g.	what other companies have done in response to the issue;

h.	whether the proposal itself is well framed and reasonable;

i.	whether implementation of the proposal would achieve the objectives sought in the proposal; and

j.	whether the subject of the proposal is best left to the discretion of the board.

2.	Among the social and environmental issues to which we apply this analysis are the following:

a.	Energy Efficiency and Resource Utilization

b.	Environmental Impact and Climate Change

c.	Human Rights and Impact on Communities of Corporate Activities

d.	Equal Employment Opportunity and Non Discrimination

e.	ILO Standards and Child/Slave Labor

f.	Product Integrity and Marketing

g.	Sustainability Reporting

h.	Board Representation

i.	Animal Welfare

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L.	Miscellaneous

1.	Charitable Contributions

We vote against proposals to eliminate, direct or otherwise restrict charitable contributions.

2.	Political Contributions

In general, we vote on a case-by-case basis on shareholder proposals pertaining to political contributions.  In determining our vote on political contribution proposals we consider, among other things, the following:

•	Does the company have a political contributions policy publicly available
•	How extensive is the disclosure on these documents
•	What oversight mechanisms the company has in place for approving/reviewing political contributions and expenditures
•	Does the company provide information on its trade association expenditures
•	Total amount of political expenditure by the company in recent history

3.	Operational Items

a.	We vote against proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

b.	We vote against proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

c.	We vote for by-law or charter changes that are of a housekeeping nature (updates or corrections).

d.	We vote for management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.

e.	We vote against shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

f.	We vote against proposals to approve other business when it appears as voting item.

4.	Routine Agenda Items

In some markets, shareholders are routinely asked to approve:

•	the opening of the shareholder meeting
•	that the meeting has been convened under local regulatory requirements
•	the presence of a quorum
•	the agenda for the shareholder meeting
•	the election of the chair of the meeting
•	regulatory filings
•	the allowance of questions
•	the publication of minutes
•	the closing of the shareholder meeting

We generally vote for these and similar routine management proposals.

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5.	Allocation of Income and Dividends

We generally vote for management proposals concerning allocation of income and the distribution of dividends, unless the amount of the distribution is consistently and unusually small or large.

6.	Stock (Scrip) Dividend Alternatives

a.	We vote for most stock (scrip) dividend proposals.

b.	We vote against proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

ClearBridge has determined that registered investment companies, particularly closed end investment companies, raise special policy issues making specific voting guidelines frequently inapplicable.  To the extent that ClearBridge has proxy voting authority with respect to shares of registered investment companies, ClearBridge shall vote such shares in the best interest of client accounts and subject to the general fiduciary principles set forth herein without regard to the specific voting guidelines set forth in Section V. A. through L.

The voting policy guidelines set forth in Section V may be changed from time to time by ClearBridge in its sole discretion.

VI.	OTHER CONSIDERATIONS

In certain situations, ClearBridge may determine not to vote proxies on behalf of a client because ClearBridge believes that the expected benefit to the client of voting shares is outweighed by countervailing considerations. Examples of situations in which ClearBridge may determine not to vote proxies on behalf of a client include:

A.	Share Blocking

Proxy voting in certain countries requires “share blocking.”  This means that shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (e.g. one week) with a designated depositary.  During the blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares have been returned to client accounts by the designated depositary.  In deciding whether to vote shares subject to share blocking, ClearBridge will consider and weigh, based on the particular facts and circumstances, the expected benefit to clients of voting in relation to the detriment to clients of not being able to sell such shares during the applicable period.

B	Securities on Loan

Certain clients of ClearBridge, such as an institutional client or a mutual fund for which ClearBridge acts as a sub-adviser, may engage in securities lending with respect to the securities in their accounts.  ClearBridge typically does not direct or oversee such securities lending activities.  To the extent feasible and practical under the circumstances, ClearBridge will request that the client recall shares that are on loan so that such shares can be voted if ClearBridge believes that the expected benefit to the client of voting such shares outweighs the detriment to the client of recalling such shares (e.g., foregone income).  The ability to timely recall shares for proxy voting purposes typically is not entirely within the control of ClearBridge and requires the cooperation of the client and its other service providers.  Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.

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VII.	DISCLOSURE OF PROXY VOTING

ClearBridge employees may not disclose to others outside of ClearBridge (including employees of other Legg Mason business units) how ClearBridge intends to vote a proxy absent prior approval from ClearBridge’s General Counsel/Chief Compliance Officer, except that a ClearBridge investment professional may disclose to a third party (other than an employee of another Legg Mason business unit) how s/he intends to vote without obtaining prior approval from  ClearBridge’s  General Counsel/Chief Compliance Officer if (1) the disclosure is intended to facilitate a discussion of publicly available information by ClearBridge personnel with a representative of a company whose securities are the subject of the proxy, (2) the company’s market capitalization exceeds $1 billion and (3) ClearBridge has voting power with respect to less than 5% of the outstanding common stock of the company.

If a ClearBridge employee receives a request to disclose ClearBridge’s proxy voting intentions to, or is otherwise contacted by, another person outside of ClearBridge (including an employee of another Legg Mason business unit) in connection with an upcoming proxy voting matter, he/she should immediately notify ClearBridge’s General Counsel/Chief Compliance Officer.

If a portfolio manager wants to take a public stance with regards to a proxy, s/he must consult with ClearBridge’s General Counsel/Chief Compliance Officer before making or issuing a public statement.

VIII.	RECORDKEEPING AND OVERSIGHT

ClearBridge shall maintain the following records relating to proxy voting:

•	a copy of these policies and procedures;
•	a copy of each proxy form (as voted);
•	a copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;
•	documentation relating to the identification and resolution of conflicts of interest;
•	any documents created by ClearBridge that were material to a proxy voting decision or that memorialized the basis for that decision; and
•
a copy of each written client request for information on how ClearBridge voted proxies on behalf of the client, and a copy of any written response by ClearBridge to any (written or oral) client request for information on how ClearBridge voted proxies on behalf of the requesting client.

Such records shall be maintained and preserved in an easily accessible place for a period of not less than six years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the ClearBridge adviser.

To the extent that ClearBridge is authorized to vote proxies for  a United States Registered Investment Company, ClearBridge shall maintain such records as are necessary to allow such fund to comply with its recordkeeping, reporting and disclosure obligations under applicable laws, rules and regulations.

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In lieu of keeping copies of proxy statements, ClearBridge may rely on proxy statements filed on the EDGAR system as well as on third party records of proxy statements and votes cast if the third party provides an undertaking to provide the documents promptly upon request.

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Columbus Circle Investors

PROXY VOTING POLICY
2011

I.	Procedures

Columbus Circle Investors (Columbus Circle) is generally authorized by its clients, as a term of its Investment Advisory Agreement, the authority to vote and give proxies for the securities held in clients’ investment accounts.  At their election, however, clients may retain this authority, in which case Columbus Circle will consult with clients regarding proxy voting decisions as requested.

For those clients for whom Columbus Circle Investors (Columbus Circle) has undertaken to vote proxies, Columbus Circle retains the final authority and responsibility for such voting subject to any specific restrictions or voting instructions by clients.

In addition to voting proxies for clients, Columbus Circle:

1)
provides clients with a concise summary of its proxy voting policy, which includes information describing how clients may obtain a copy of this complete policy and information regarding how specific proxies related to each respective investment account are voted.  Columbus Circle provides this summary to all new clients as part of its Form ADV, Part 2 Brochure, which is available to any clients upon request;

2)	applies its proxy voting policy according to the following voting policies and keeps records of votes for each client through Institutional Shareholder Services;

3)
keeps records of proxy voting available for inspection by each client or governmental agencies - to both determine whether the votes were consistent with policy and to determine all proxies were voted;

4)	monitors such voting for any potential conflicts of interest and maintains systems to deal with these issues appropriately; and

5)	maintains this written proxy voting policy, which may be updated and supplemented from time to time;

Frank Cuttita, Columbus Circle’s Chief Administrative Officer and Chief Compliance Officer, will maintain Columbus Circle’s proxy voting process.  Clients with questions regarding proxy voting decisions in their accounts should contact Mr. Cuttita.

PROXY VOTING POLICY • 1

II.	Voting Guidelines

Keeping in mind the concept that no issue is considered "routine," outlined below are general voting parameters on various types of issues when there are no extenuating circumstances, i.e., company specific reason for voting differently.  The Operating Committee of Columbus Circle has adopted the following voting parameters.

To assist in its voting process, Columbus Circle has engaged Institutional Shareholder Services (ISS), an independent investment advisor that specializes in providing a variety of fiduciary level proxy related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. ISS also provides Columbus Circle with reports that reflect proxy voting activities for Columbus Circle's client portfolios which provide information for appropriate monitoring of such delegated responsibilities.

Columbus Circle has delegated to ISS the authority to vote Columbus Circle’s clients’ proxies consistent with the following parameters.  ISS further has the authority to determine whether any extenuating specific company circumstances exist that would mandate a special consideration of the application of these voting parameters.  If ISS makes such a determination, the matter will be forwarded to Mr. Frank Cuttita for review.  Likewise, ISS will present to Columbus Circle any specific matters not addressed within the following parameters for consideration.

A.	Management Proposals:

1.            When voting on ballot items that are fairly common management sponsored initiatives certain items are generally, although not always, voted affirmatively.

♦     "Normal" elections of directors

♦     Approval of auditors/CPA

♦     Directors' liability and indemnification

♦     General updating/corrective amendments to charter

♦     Elimination of cumulative voting

♦     Elimination of preemptive rights

PROXY VOTING POLICY • 2

2.            When voting items that have a potential substantive financial or best interest impact, certain items are generally, although not always, voted affirmatively:

♦	Capitalization changes that eliminate other classes of stock and voting rights

♦	Changes in capitalization authorization for stock splits, stock dividends, and other specified needs.

♦	Stock purchase plans with an exercise price of not less than 85% FMV

♦	Stock option plans that are incentive based and not excessive

♦	Reductions in supermajority vote requirements

♦	Adoption of antigreenmail provisions

3.            When voting items which have a potential substantive financial or best interest impact, certain items are generally not voted in support of the proposed management sponsored initiative:

♦	Capitalization changes that add classes of stock that are blank check in nature or that dilute the voting interest of existing shareholders

♦	Changes in capitalization authorization where management does not offer an appropriate rationale or that are contrary to the best interest of existing shareholders

♦	Anti-takeover and related provisions which serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers

♦	Amendments to bylaws that would require super-majority shareholder votes to pass or repeal certain provisions

♦	Classified or single-slate boards of directors

♦	Reincorporation into a state that has more stringent anti-takeover and related provisions

♦	Shareholder rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions which prevent legitimate offers from proceeding.

PROXY VOTING POLICY • 3

♦	Excessive compensation or non-salary compensation related proposals, always company specific and considered case-by-case

♦	Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered

♦	Amending articles to relax quorum requirements for special resolutions

♦	Re-election of director(s) directly responsible for a company’s fraudulent or criminal act

♦	Re-election of director(s) who holds offices of chairman and CEO

♦	Re-election of director(s) who serve on audit, compensation and nominating committees

♦	Election of directors with service contracts of three years, which exceed best practice and any change in control provisions

♦	Adoption of option plans/grants to directors or employees of related companies

♦	Lengthening internal auditors’ term in office to four years

B.	Shareholder Proposals:

Traditionally shareholder proposals have been used mainly for putting social initiatives and issues in front of management and other shareholders.  Under ERISA, it is inappropriate to use (vote) plan assets to carry out such social agendas or purposes.  Thus, shareholder proposals are examined closely for their relationship to the best interest of shareholders, i.e., beneficiaries, and economic impact.

1.             When voting shareholder proposals, in general, initiatives related to the following items are supported:

♦	Auditors should attend the annual meeting of shareholders

♦	Election of the board on an annual basis

♦	Equal access to proxy process

♦	Submit shareholder rights plan poison pill to vote or redeem

PROXY VOTING POLICY • 4

♦	Undo various anti-takeover related provisions

♦	Reduction or elimination of super-majority vote requirements

♦	Anti-greenmail provisions

♦	Submit audit firm ratification to shareholder votes

♦	Audit firm rotations every five or more years

♦	Requirement to expense stock options

♦	Establishment of holding periods limiting executive stock sales

♦	Report on executive retirement benefit plans

♦	Require two-thirds of board to be independent

♦	Separation of chairman and chief executive posts

2.           When voting shareholder proposals, in general, initiatives related to the following items are not supported:

♦	Requiring directors to own large amounts of stock before being eligible to be elected

♦	Restoring cumulative voting in the election of directors

♦
Reports which are costly to provide or which would require duplicative efforts or expenditures which are of a non-business nature or would provide no pertinent information from the perspective of ERISA shareholders

♦
Restrictions related to social, political or special interest issues which impact the ability of the company to do business or be competitive and which have a significant financial or best interest impact, such as specific boycotts or restrictions based on political, special interest or international trade considerations; restrictions on political contributions; and the Valdez principles.

♦	Restrictions banning future stock option grants to executives except in extreme cases

PROXY VOTING POLICY • 5

3.	Additional shareholder proposals require case-by-case analysis

♦
Prohibition or restriction of auditors from engaging in non-audit services (auditors will be voted against if non-audit fees are greater than audit and audit-related fees, and permitted tax fees combined)

♦	Requirements that stock options be performance-based

♦	Submission of extraordinary pension benefits for senior executives under a company’s SERP for shareholder approval

♦	Shareholder access to nominate board members

♦	Requiring offshore companies to reincorporate into the United States

Another expression of active involvement is the voting of shareholder proposals.  Columbus Circle evaluates and supports those shareholder proposals on issues that appropriately forward issues of concern to the attention of corporate management.  Historically, many shareholder proposals received very little support, often not even enough to meet SEC refiling requirements in the following year although the SEC is considering relaxing the standards for the placement of shareholder initiatives on ballots.  Support of appropriate shareholder proposals is becoming a more widespread and acknowledged practice and is viewed by many as a direct expression of concern on an issue to corporate management.  It is noted, however, that the source (and motivation of the shareholder proposal proponent) can affect outcome on a shareholder proposal vote.

Columbus Circle has not, to date, actively considered filing shareholder proposals, writing letters to companies on a regular basis, or engaging numerous companies in a dialogue.  These activities and others that could be considered expressions of activism are not under consideration at this time.  Should a particular equity company's policy become of concern, the evaluation and voting process will continue to be the first level of monitoring and communication.  Columbus Circle's staff participates in national forums and maintains contacts with corporate representatives.

III.	Conflicts of Interest

Columbus Circle will monitor its proxy voting process for material conflicts of interest. By maintaining the above-described proxy voting process, most votes are made based on overall voting parameters rather than their application to any particular company thereby eliminating the effect of any potential conflict of interest.

Columbus Circle has reviewed its business, financial and personal relationships to determine whether any conflicts of interest exist, and will at least annually assess the impact of any conflicts of interest.  As of the date of this policy, Columbus Circle may have a conflict of interest related to voting certain securities of publicly held companies to which the firm provides investment advisory services.

PROXY VOTING POLICY • 6

In the event of a vote involving a conflict of interest that does not meet the specific outlined parameters above or and requires additional company-specific decision-making, Columbus Circle will vote according to the voting recommendation of ISS.  In the rare occurrence that ISS does not provide a recommendation, CCI may request client consent on the issue.

PROXY VOTING POLICY • 7

Effective Date: February 22, 2011	CONFIDENTIAL AND
PROPRIETARY

PROXY VOTING POLICIES AND PROCEDURES

DIMENSIONAL FUND ADVISORS LP

DIMENSIONAL FUND ADVISORS LTD.

DFA AUSTRALIA LIMITED

Introduction

Dimensional Fund Advisors LP (“Dimensional”) is an investment adviser registered with the U.S. Securities and Exchange Commission (“SEC”) pursuant to the Investment Advisers Act of 1940 (the “Advisers Act”). Dimensional controls Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFAA”) (Dimensional, DFAL and DFAA are collectively referred to as the “Advisors”). DFAL and DFAA are also investment advisors registered under the Advisers Act.

The Advisors provide investment advisory or subadvisory services to various types of clients, including registered funds, unregistered commingled funds, defined benefit plans, defined contribution plans, private and public pension funds, foundations, endowment funds and other types of investors. These clients frequently give the Advisors the authority and discretion to vote proxy statements relating to the underlying securities that are held on behalf of such clients. Also, a client may, at times, ask an Advisor to provide voting advice on certain proxies without delegating full voting discretion to the Advisor. Depending on the client, the Advisors' duties may include making decisions regarding whether and how to vote proxies as part of an investment manager’s fiduciary duty under ERISA.

The following Proxy Voting Policies and Procedures (the “Policy”) address the Advisors’ objectives for voting proxies received by the Advisors on behalf of client accounts to the extent that relationships with such clients are subject to the Advisers Act or clients that are registered investment companies under the Investment Company Act of 1940 (the “40 Act”), including The DFA Investment Trust Company, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc. and Dimensional Emerging Markets Value Fund Inc. (together, the “Dimensional Investment Companies”). The Advisors believe that this Policy is reasonably designed to meet their goal of ensuring that the Advisors endeavor to vote (or refrain from voting) proxies in a manner consistent with the best interests of their clients, as understood by the Advisors at the time of the vote.

Exhibit A to this Policy includes a summary of the Advisors’ current Proxy Voting Guidelines and will change from time to time (the “Guidelines”). The Guidelines are largely based on those developed by Institutional Shareholder Services, Inc. (“ISS”) an independent third party, except with respect to certain matters which are generally described in Exhibit A. The Investment Committee of Dimensional has determined that, in general, voting proxies pursuant to the Guidelines should be in the best interests of clients. Therefore, an Advisor will usually instruct voting of proxies in accordance with the Guidelines. The Guidelines provide a framework for analysis and decision making, but do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisors reserve the right to instruct votes counter to the Guidelines if, after a review of the matter, an Advisor believes that a client’s best interests would be served by such a vote. In such circumstance, the analysis will be documented in writing and periodically presented to the Committee (as hereinafter defined). To the extent that the Guidelines do not cover potential voting issues, an Advisor will instruct the vote on such issues in a manner that is consistent with the spirit of the Guidelines and that the Advisor believes would be in the best interests of the client.

The Advisors may, but will not ordinarily take social concerns into account in voting proxies with respect to securities held by clients, including those held by socially screened portfolios or accounts.

The Advisors have retained ISS to provide information on shareholder meeting dates and proxy materials, translate proxy materials printed in a foreign language, provide research on proxy proposals and voting recommendations in accordance with the Guidelines, effect votes on behalf of the clients for whom the Advisors have proxy voting responsibility and provide reports concerning the proxies voted (“Proxy Voting Services”). In addition, the Advisors may retain Proxy Voting Services from supplemental third-party proxy service providers to provide, among other things, research on proxy proposals and voting recommendations for certain shareholder meetings, as identified in the Guidelines. Although the Advisors retain third-party service providers for proxy issues, the Advisors remain responsible for proxy voting decisions. In this regard, the Advisors use commercially reasonable efforts to oversee the directed delegation to third-party proxy voting service providers, upon which the Advisors rely to carry out the Proxy Voting Services. In the event that the Guidelines are not implemented precisely as Advisors’ intend because of the actions or omissions of any third party service providers, custodians or sub-custodians or other agents, or any such persons experience any irregularities (e.g. misvotes or missed votes), then such instances will not necessarily be deemed by the Advisors as a breach of this Policy.

Procedures for Voting Proxies

The Investment Committee at Dimensional is generally responsible for overseeing each Advisor’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee (the “Corporate Governance Committee” or the “Committee”) composed of certain officers, directors and other personnel of the Advisors and has delegated to its members authority to (i) oversee the voting of proxies, (ii) make determinations as to how to instruct the vote on certain specific proxies, (iii) verify the on-going compliance with this Policy and (iv) review this Policy from time to time and recommend changes to the Investment Committee. The Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to these Procedures and may designate other personnel of each Advisor to instruct the vote on proxies on behalf of the Advisors' clients, including all authorized traders of the Advisors (“Authorized Persons”). The Committee may modify this Policy from time to time to meet the goal of acting in a manner consistent with the best interests of the clients.

Generally, the Advisors analyze proxy statements on behalf of their clients and instruct the vote (or refrain from voting) proxies in accordance with this Policy and the Guidelines. Therefore, an Advisor generally will not instruct votes differently for different clients unless a client has expressly directed the Advisor to vote differently for such client's account. In the case of separate accounts, where an Advisor has contractually agreed to follow a client’s individualized proxy voting guidelines, the Advisor will instruct such vote on the client’s proxies pursuant to the client’s guidelines.

Each Advisor seeks to vote (or refrain from voting) proxies for its clients in a manner that the Advisor determines is in the best interests of its clients and which seeks to maximize the value of the client’s investments. In some cases, the Advisor may determine that it is in the best interests of clients to refrain from exercising the clients' proxy voting rights. The Advisor may determine that voting is not in the best interest of a client and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting to the client. For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is the Advisors’ belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities in order to ensure they are voted. The Advisor does intend to recall securities on loan if it determines that voting the securities is likely to materially affect the value of a client’s investment and that it is in the client’s best interests to do so.

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In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor or its service provider may be unable to vote.

Generally, the Advisors do not intend to engage in shareholder activism with respect to a pending vote. However, if an issuer’s management, shareholders or proxy solicitors contact the Advisors with respect to a pending vote, a member of the Committee may discuss the vote with such party and report to the full Committee.

International Proxy Voting

While the Advisors utilize the Policy and Guidelines for both their international and domestic portfolios and clients, there are some significant differences between voting U.S. company proxies and voting non-U.S. company proxies. For U.S. companies, it is relatively easy to vote proxies, as the proxies are typically received automatically and may be voted by mail or electronically. In most cases, the officers of a U.S. company soliciting a proxy act as proxies for the company’s shareholders.

With respect to non-U.S. companies, however, it is typically both difficult and costly to vote proxies due to local regulations, customs or other requirements or restrictions, and such circumstances may outweigh any anticipated economic benefit of voting. The major difficulties and costs may include: (i) appointing a proxy; (ii) obtaining reliable information about the time and location of a meeting; (iii) obtaining relevant information about voting procedures for foreign shareholders; (iv) restrictions on trading securities that are subject to proxy votes (share-blocking periods); (v) arranging for a proxy to vote locally in person; (vi) fees charged by custody banks for providing certain services with regard to voting proxies; and (vii) foregone income from securities lending programs. The Advisors do not intend to vote proxies of non-U.S. companies if they determine that the expected costs of voting outweigh any anticipated economic benefit to the client of voting.1 The Advisors intend to make their determination on whether to vote proxies of non-U.S. companies on a client by client basis, and generally seek to implement uniform voting procedures for all proxies of companies in each country. The Advisors periodically review voting logistics, including costs and other voting difficulties, on a client by client and country by country basis, in order to determine if there have been any material changes that would affect the Advisors’ decision of whether or not to vote. In the event an Advisor is made aware of and believes that an issue to be voted is likely to materially affect the economic value of a portfolio, that its vote is reasonably likely to influence the ultimate outcome of the contest, and that the expected benefits to the client of voting the proxies exceed the expected costs, the Advisor will seek to make every reasonable effort to vote such proxies.

1 As the SEC has stated, “There may even be times when refraining from voting a proxy is in the client’s best interest, such as when the adviser determines that the cost of voting the proxy exceeds the expected benefit to the client…For example, casting a vote on a foreign security may involve additional costs such as hiring a translator or traveling to the foreign country to vote the security in person.” See Proxy Voting by Investment Advisers, Release No. IA-2106 (Jan. 31, 2003). Additionally, the Department of Labor has stated it “interprets ERISA§ 404(a)(1) to require the responsible plan fiduciary to weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent and solely in the interest of the plan’s participants and beneficiaries.” See Preamble to Department of Labor Interpretative Bulletin 94-2, 59 FR 38860 (July 29, 1994) 19,971, CCH, 22,485-23 to 22,485-24 (1994).

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Conflicts of Interest

Occasions may arise where an Authorized Person, the Committee, an Advisor, or an affiliated person of the Advisor may have a conflict of interest in connection with the proxy voting process. A conflict of interest may exist, for example, if an Advisor is actively soliciting investment advisory business from the company soliciting the proxy. However, proxies that the Advisors receive on behalf of their clients generally will be voted in accordance with the predetermined Guidelines. Therefore, proxies voted should not result from any conflicts of interest.

In the limited instances where (i) an Authorized Person is considering voting a proxy contrary to the Guidelines (or in cases for which the Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of ISS), and (ii) the Authorized Person believes a potential conflict of interest exists, the Authorized Person will disclose the potential conflict to a member of the Committee. Such disclosure will describe the proposal to be voted upon and disclose any potential conflict of interest including but not limited to any potential personal conflict of interest (e.g., familial relationship with company management) the Authorized Person may have relating to the proxy vote, in which case the Authorized Person will remove himself or herself from the proxy voting process.

If the Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Guidelines (or in the case where the Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of ISS), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value or (b) determine to abstain from voting, unless abstaining would be materially adverse to the Client’s interest. To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of a Dimensional Investment Company in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the Board of Directors of the Dimensional Investment Company.

Availability of Proxy Voting Information and Recordkeeping

Each Advisor will inform its clients on how to obtain information regarding the Advisor's voting of its clients' securities. The Advisor will provide its clients with a summary of its proxy voting guidelines, process and policies and will inform its clients of how they can obtain a copy of the complete Policy upon request. The Advisor will include such information described in the preceding two sentences in Part II of its Form ADV. The Advisor will also provide its existing clients with the above information.

Recordkeeping

The Advisors will also keep records of the following items: (i) their proxy voting guidelines, policies and procedures; (ii) proxy statements received regarding client securities (unless such statements are available on the SEC's Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system); (iii) records of votes they cast on behalf of clients, which may be maintained by a third party service provider if the service provider undertakes to provide copies of those records promptly upon request; (iv) records of written client requests for proxy voting information and the Advisors' responses (whether a client's request was oral or in writing); and (v) any documents prepared by the Advisors that were material to making a decision how to vote, or that memorialized the basis for the decision. The Advisors will maintain these records in an easily accessible place for at least six years from the end of the fiscal year during which the last entry was made on such records. For the first two years, each Advisor will store such records at one of its principal offices.

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Disclosure

Dimensional shall disclose in the statements of additional information of the Dimensional Investment Companies a summary of procedures which Dimensional uses to determine how to vote proxies relating to portfolio securities of the Dimensional Investment Companies. The disclosure will include a description of the procedures used when a vote presents a conflict of interest between shareholders and Dimensional, DFA Securities LLC ("DFAS”) or an affiliate of Dimensional or DFAS.

The semi-annual reports of the Dimensional Investment Companies shall indicate that the procedures are available: (i) by calling Dimensional collect; or (ii) on the SEC’s website. If a request for the procedures is received, the requested description must be sent within three business days by a prompt method of delivery.

Dimensional, on behalf of each Dimensional Investment Company it advises, shall file its proxy voting record with the SEC on Form N-PX no later than August 31 of each year, for the twelve-month period ending June 30 of the current year. Such filings shall contain all information required to be disclosed on Form N-PX.

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Effective Date: February 22, 2011	CONFIDENTIAL AND
PROPRIETARY

EXHIBIT A

PROXY VOTING GUIDELINES

See Attached

Concise Summary of 2011 U.S. Proxy Voting Guidelines

Effective for Meetings on or after January 3, 2011

In order to provide greater analysis on certain shareholder meetings, the Advisor has elected to receive research reports for certain meetings, as indicated below, from Glass Lewis in addition to Institutional Shareholder Services, Inc. (“ISS”).

Specifically, if available, the Advisor may obtain research from Glass Lewis in addition to ISS for shareholder meetings in the following circumstances: (1) where the Advisor’s clients have a significant aggregate holding in the issuer and the meeting agenda contains proxies concerning: Anti-takeover Defenses or Voting Related Issues, Mergers and Acquisitions or Reorganizations or Restructurings, Capital Structure Issues, Compensation Issues or a proxy contest; or (2) where the Advisor in its discretion, has deemed that additional research is warranted.

Where research is obtained from Glass Lewis in accordance with these Guidelines, the Advisor will first review the research reports obtained from ISS and Glass Lewis. If the recommendations contained in the research reports from ISS and Glass Lewis are the same, the Advisor will vote accordingly. If the recommendations contained in the research reports from ISS and Glass Lewis are inconsistent, the Advisor will vote in accordance with the ISS recommendation unless the Corporate Governance Committee determines that voting in accordance with the Glass Lewis recommendation is more consistent with the principle of preserving shareholder value.

Routine/Miscellaneous

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;
•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;
•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or
•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees >audit fees + audit-related fees + tax compliance/preparation fees

Board of Directors

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be determined CASE-BY-CASE.

Four fundamental principles apply when determining votes on director nominees:

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1.	Board Accountability
2.	Board Responsiveness
3.	Director Independence
4.	Director Competence
1.	Board Accountability

VOTE WITHHOLD/AGAINST2 the entire board of directors (except new nominees3, who should be considered CASE-BY-CASE), for the following:

Problematic Takeover Defenses:

1.1.	The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election -- any or all appropriate nominees (except new) may be held accountable;

1.2.	The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total shareholder return and five-year operational metrics. Problematic provisions include but are not limited to:
•	A classified board structure;
•	A supermajority vote requirement;
•	Majority vote standard for director elections with no carve out for contested elections;
•	The inability for shareholders to call special meetings;
•	The inability for shareholders to act by written consent;
•	A dual-class structure; and/or
•	A non-shareholder approved poison pill.
1.3.	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote withhold/against every year until this feature is removed;
1.4.	The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly-adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually-elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill. This policy applies to all companies adopting or renewing pills after the announcement of this policy (Nov 19, 2009);
1.5.	The board makes a material adverse change to an existing poison pill without shareholder approval.

2 In general, companies with a plurality vote standard use “Withhold” as the valid contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

3 A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If ISS cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

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Vote CASE-BY-CASE on all nominees if:

1.6.	the board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:
•	The date of the pill‘s adoption relative to the date of the next meeting of shareholders- i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;
•	The issuer‘s rationale;
•	The issuer's governance structure and practices; and
•	The issuer's track record of accountability to shareholders.

Problematic Audit-Related Practices

Generally, vote AGAINST or WITHHOLD from the members of the Audit Committee if:

1.7.	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);
1.8.	The company receives an adverse opinion on the company’s financial statements from its auditor; or
1.9.	There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-BY-CASE on members of the Audit Committee and/or the full board if:

1.10.	Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.

Problematic Compensation Practices

Vote WITHHOLD/AGAINST the members of the Compensation Committee and potentially the full board if:

1.11.	There is a negative correlation between chief executive pay and company performance (see Pay for Performance Policy);
1.12.	The company reprices underwater options for stock, cash, or other consideration without prior shareholder approval, even if allowed in the company's equity plan;
1.13.	The company fails to submit one-time transfers of stock options to a shareholder vote;
1.14.	The company fails to fulfill the terms of a burn rate commitment made to shareholders;
1.15.	The company has problematic pay practices. Problematic pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

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Governance Failures

Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:

1.16.	Material failures of governance, stewardship, or fiduciary responsibilities at the company;
1.17.	Failure to replace management as appropriate; or
1.18.	Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.
2.	Board Responsiveness

Vote WITHHOLD/AGAINST the entire board of directors (except new nominees, who should be considered CASE-BY-CASE), if:

2.1.	The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year; or
2.2.	The board failed to act on a shareholder proposal that received approval of the majority of shares cast in the last year and one of the two previous years.
2.3.	The board failed to act on takeover offers where the majority of the shareholders tendered their shares; or
2.4.	At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote.
3.	Director Independence

Vote WITHHOLD/AGAINST Inside Directors and Affiliated Outside Directors (per the Categorization of Directors) when:

3.1.	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;
3.2.	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;
3.3.	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or
3.4.	The full board is less than majority independent.
4.	Director Competence

VOTE WITHHOLD/AGAINST the entire board of directors (except new nominees, who should be considered CASE-BY-CASE), if:

4.1.	The company’s proxy indicates that not all directors attended 75 percent of the aggregate board and committee meetings, but fails to provide the required disclosure of the names of the director(s) involved.

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Generally vote AGAINST or WITHHOLD from individual directors who:

4.2.	Attend less than 75 percent of the board and committee meetings (with the exception of new nominees). Acceptable reasons for director(s) absences are generally limited to the following:
•	Medical issues/illness;
•	Family emergencies; and
•	If the director's total service was three meetings or fewer and the director missed only one meeting.

These reasons for directors' absences will only be considered by ISS if disclosed in the proxy or another SEC filing. If the disclosure is insufficient to determine whether a director attended at least 75 percent of board and committee meetings in aggregate, vote AGAINST/WITHHOLD from the director.

Vote AGAINST or WITHHOLD from individual directors who:

4.3.	Sit on more than six public company boards[4]; or
4.4.	Are CEOs of public companies who sit on the boards of more than two public companies besides their own-- withhold only at their outside boards.

Voting for Director Nominees in Contested Elections*

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;
•	Management’s track record;
•	Background to the proxy contest;
•	Qualifications of director nominees (both slates);
•	Strategic plan of dissident slate and quality of critique against management;
•	Likelihood that the proposed goals and objectives can be achieved (both slates);
•	Stock ownership positions.

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:

The company maintains the following counterbalancing governance structure:

•	Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:
-	presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;
-	serves as liaison between the chairman and the independent directors;
-	approves information sent to the board;
-	approves meeting agendas for the board;
-	approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

4 Dimensional will screen votes otherwise subject to this policy based on the qualifications and circumstances of the directors involved.

* See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

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-	has the authority to call meetings of the independent directors;
-	if requested by major shareholders, ensures that he is available for consultation and direct communication;
•	Two-thirds independent board;
•	All independent key committees;
•	Established governance guidelines;
•	A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group (using Russell 3000 companies only), unless there has been a change in the Chairman/CEO position within that time. For companies not in the Russell 3000 universe, the company must not have underperformed both its peers and index on the basis of both one-year and three-year total shareholder returns, unless there has been a change in the Chairman/CEO position within that time;
•	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:
-	Egregious compensation practices;
-	Multiple related-party transactions or other issues putting director independence at risk;
-	Corporate and/or management scandals;
-	Excessive problematic corporate governance provisions; or
-	Flagrant actions by management or the board with potential or realized negative impacts on shareholders.

Shareholder Rights & Defenses*

Net Operating Loss (NOL) Protective Amendments

Vote AGAINST proposals to adopt a protective amendment for the stated purpose of protecting a company's net operating losses (“NOLs”) if the effective term of the protective amendment would exceed the shorter of three years and the exhaustion of the NOL.

Vote CASE-BY-CASE, considering the following factors, for management proposals to adopt an NOL protective amendment that would remain in effect for the shorter of three years (or less) and the exhaustion of the NOL:

•	The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing 5-percent holder);
•	The value of the NOLs;
•	Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);
•	The company's existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and
•	Any other factors that may be applicable.

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Poison Pills- Management Proposals to Ratify Poison Pill

Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;
•	A term of no more than three years;
•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;
•	Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

Poison Pills- Management Proposals toRatify a Pill to Preserve Net Operating Losses (NOLs)

Vote AGAINST proposals to adopt a poison pill for the stated purpose of protecting a company's net operating losses (“NOLs”) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

Vote CASE-BY-CASE on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);
•	The value of the NOLs;
•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);
•	The company's existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and
•	Any other factors that may be applicable.

Shareholder Ability to Act by Written Consent

Generally vote AGAINST management and shareholder proposals to restrict or prohibit shareholders' ability to act by written consent.

Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

•	Shareholders' current right to act by written consent;
•	The consent threshold;
•	The inclusion of exclusionary or prohibitive language;
•	Investor ownership structure; and
•	Shareholder support of, and management's response to, previous shareholder proposals.

Vote CASE-BY-CASE on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

•	An unfettered[5] right for shareholders to call special meetings at a 10 percent threshold;
•	A majority vote standard in uncontested director elections;
•	No non-shareholder-approved pill; and
•	An annually elected board.

5 "Unfettered" means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

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Shareholder Ability to Call Special Meetings

Vote AGAINST management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings.

Generally vote FOR management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:

•	Shareholders’ current right to call special meetings;
•	Minimum ownership threshold necessary to call special meetings (10% preferred);
•	The inclusion of exclusionary or prohibitive language;
•	Investor ownership structure; and
•	Shareholder support of, and management’s response to, previous shareholder proposals.

CAPITAL/RESTRUCTURING*

Common Stock Authorization

Vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote AGAINST proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:
o	The company's use of authorized shares during the last three years
•	The Current Request:
o	Disclosure in the proxy statement of the specific purposes of the proposed increase;
o	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and
o	The dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns.

Preferred Stock Authorization

Vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

* See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

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Vote CASE-BY-CASE on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:
o	The company's use of authorized preferred shares during the last three years;
•	The Current Request:
o	Disclosure in the proxy statement of the specific purposes for the proposed increase;
o	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;
o	In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns; and
o	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

Mergers and Acquisitions

Vote CASE –BY- CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.
•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
•	Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.
•	Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.
•	Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the "ISS Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.
•	Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

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COMPENSATION*

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.	Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;
2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;
3.	Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);
4.	Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;
5.	Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation- Management Proposals (Management Say-on-Pay)

Evaluate executive pay and practices, as well as certain aspects of outside director compensation CASE-BY-CASE.

Vote AGAINST management say on pay (MSOP) proposals, AGAINST/WITHHOLD on compensation committee members (or, in rare cases where the full board is deemed responsible, all directors including the CEO), and/or AGAINST an equity-based incentive plan proposal if:

•	There is a misalignment between CEO pay and company performance (pay for performance);
•	The company maintains problematic pay practices;
•	The board exhibits poor communication and responsiveness to shareholders.

Voting Alternatives

In general, the management say on pay (MSOP) ballot item is the primary focus of voting on executive pay practices-- dissatisfaction with compensation practices can be expressed by voting against MSOP rather than withholding or voting against the compensation committee. However, if there is no MSOP on the ballot, then the negative vote will apply to members of the compensation committee. In addition, in egregious cases, or if the board fails to respond to concerns raised by a prior MSOP proposal, then vote withhold or against compensation committee members (or, if the full board is deemed accountable, all directors). If the negative factors involve equity-based compensation, then vote AGAINST an equity-based plan proposal presented for shareholder approval.

* See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

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Additional CASE-BY-CASE considerations for the management say on pay (MSOP) proposals:

•	Evaluation of performance metrics in short-term and long-term plans, as discussed and explained in the Compensation Discussion & Analysis (CD&A). Consider the measures, goals, and target awards reported by the company for executives’ short- and long-term incentive awards: disclosure, explanation of their alignment with the company’s business strategy, and whether goals appear to be sufficiently challenging in relation to resulting payouts;
•	Evaluation of peer group benchmarking used to set target pay or award opportunities. Consider the rationale stated by the company for constituents in its pay benchmarking peer group, as well as the benchmark targets it uses to set or validate executives’ pay (e.g., median, 75th percentile, etc.,) to ascertain whether the benchmarking process is sound or may result in pay “ratcheting” due to inappropriate peer group constituents (e.g., much larger companies) or targeting (e.g., above median); and
•	Balance of performance-based versus non-performance-based pay. Consider the ratio of performance-based (not including plain vanilla stock options) vs. non-performance-based pay elements reported for the CEO’s latest reported fiscal year compensation, especially in conjunction with concerns about other factors such as performance metrics/goals, benchmarking practices, and pay-for-performance disconnects.

Primary Evaluation Factors for Executive Pay

Pay for Performance

Evaluate the alignment of the CEO’s pay with performance over time, focusing particularly on companies that have underperformed their peers over a sustained period. From a shareholders’ perspective, performance is predominantly gauged by the company’s stock performance over time. Even when financial or operational measures are utilized in incentive awards, the achievement related to these measures should ultimately translate into superior shareholder returns in the long-term.

Focus on companies with sustained underperformance relative to peers, considering the following key factors:

•	Whether a company’s one-year and three-year total shareholder returns (“TSR”) are in the bottom half of its industry group (i.e., four-digit GICS – Global Industry Classification Group); and
•	Whether the total compensation of a CEO who has served at least two consecutive fiscal years is aligned with the company’s total shareholder return over time, including both recent and long-term periods.

If a company falls in the bottom half of its four-digit GICS, further analysis of the CD&A is required to better understand the various pay elements and whether they create or reinforce shareholder alignment. Also assess the CEO’s pay relative to the company’s TSR over a time horizon of at least five years. The most recent year-over-year increase or decrease in pay remains a key consideration, but there will be additional emphasis on the long term trend of CEO total compensation relative to shareholder return. Also consider the mix of performance-based compensation relative to total compensation. In general, standard stock options or time-vested restricted stock are not considered to be performance-based. If a company provides performance-based incentives to its executives, the company is highly encouraged to provide the complete disclosure of the performance measure and goals (hurdle rate) so that shareholders can assess the rigor of the performance program. The use of non-GAAP financial metrics also makes it very challenging for shareholders to ascertain the rigor of the program as shareholders often cannot tell the type of adjustments being made and if the adjustments were made consistently. Complete and transparent disclosure helps shareholders to better understand the company’s pay for performance linkage.

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Problematic Pay Practices

If the company maintains problematic pay practices, generally vote:

•	AGAINST management "say on pay" (MSOP) proposals;
•	AGAINST/WITHHOLD on compensation committee members (or in rare cases where the full board is deemed responsible, all directors including the CEO):
o	In egregious situations;
o	When no MSOP item is on the ballot; or
o	When the board has failed to respond to concerns raised in prior MSOP evaluations; and/or
•	AGAINST an equity incentive plan proposal if excessive non-performance-based equity awards are the major contributors to a pay-for-performance misalignment.

The focus is on executive compensation practices that contravene the global pay principles, including:

•	Problematic practices related to non-performance-based compensation elements;
•	Incentives that may motivate excessive risk-taking; and
•	Options Backdating.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated CASE-BY-CASE considering the context of a company's overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS' Compensation FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

•	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);
•	Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;
•	New or extended agreements that provide for:
o	CIC payments exceeding 3 times base salary and average/target/most recent bonus;
o	CIC severance payments without involuntary job loss or substantial diminution of duties ("single" or "modified single" triggers);
o	CIC payments with excise tax gross-ups (including "modified" gross-ups).

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Incentives that may Motivate Excessive Risk-Taking

Assess company policies and disclosure related to compensation that could incentivize excessive risk-taking, for example:

•	Multi-year guaranteed bonuses;
•	A single performance metric used for short- and long-term plans;
•	Lucrative severance packages;
•	High pay opportunities relative to industry peers;
•	Disproportionate supplemental pensions; or
•	Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

Options Backdating

Vote CASE-BY-CASE on options backdating issues. Generally, when a company has recently practiced options backdating, WITHHOLD from or vote AGAINST the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. When deciding on votes on compensation committee members who oversaw questionable options grant practices or current compensation committee members who fail to respond to the issue proactively, consider several factors, including, but not limited to, the following:

•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;
•	Duration of options backdating;
•	Size of restatement due to options backdating;
•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and
•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

A CASE-BY-CASE analysis approach allows distinctions to be made between companies that had “sloppy” plan administration versus those that acted deliberately and/or committed fraud, as well as those companies that subsequently took corrective action. Cases where companies have committed fraud are considered most egregious.

Board Communications and Responsiveness

Consider the following factors CASE-BY-CASE when evaluating ballot items related to executive pay:

•	Poor disclosure practices, including:
-	Unclear explanation of how the CEO is involved in the pay setting process;
-	Retrospective performance targets and methodology not discussed;
-	Methodology for benchmarking practices and/or peer group not disclosed and explained.
•	Board’s responsiveness to investor input and engagement on compensation issues, for example:
-	Failure to respond to majority-supported shareholder proposals on executive pay topics; or
-	Failure to respond to concerns raised in connection with significant opposition to MSOP proposals.

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Frequency of Advisory Vote on Executive Compensation (Management "Say on Pay")

Vote FOR annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies' executive pay programs.

Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

Vote CASE-BY-CASE on proposals to approve the company's golden parachute compensation, consistent with ISS' policies on problematic pay practices related to severance packages. Features that may lead to a vote AGAINST include:

•	Recently adopted or materially amended agreements that include excise tax gross-up provisions (since prior annual meeting);
•	Recently adopted or materially amended agreements that include modified single triggers (since prior annual meeting);
•	Single trigger payments that will happen immediately upon a change in control, including cash payment and such items as the acceleration of performance-based equity despite the failure to achieve performance measures;
•	Single-trigger vesting of equity based on a definition of change in control that requires only shareholder approval of the transaction (rather than consummation);
•	Potentially excessive severance payments;
•	Recent amendments or other changes that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders;
•	In the case of a substantial gross-up from pre-existing/grandfathered contract: the element that triggered the gross-up (i.e., option mega-grants at low point in stock price, unusual or outsized payments in cash or equity made or negotiated prior to the merger); or
•	The company's assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote. ISS would view this as problematic from a corporate governance perspective.

In cases where the golden parachute vote is incorporated into a company's separate advisory vote on compensation ("management "say on pay"), ISS will evaluate the "say on pay" proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

Equity-Based and Other Incentive Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

•	The total cost of the company’s equity plans is unreasonable;
•	The plan expressly permits the repricing of stock options/stock appreciate rights (SARs) without prior shareholder approval;
•	The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards (see Pay-for-Performance);
•	The company’s three year burn rate exceeds the greater of 2% or the mean plus one standard deviation of its industry group but no more than two percentage points (+/-) from the prior-year industry group cap;
•	Liberal Change of Control Definition: The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or
•	The plan is a vehicle for problematic pay practices.

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Shareholder Proposals on Compensation

Golden Coffins/Executive Death Benefits

Generally vote FOR proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals that the broad-based employee population is eligible.

Hold Equity Past Retirement or for a Significant Period of Time

Vote CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring senior executive officers to retain all or a significant portion of the shares acquired through compensation plans, either:

•	while employed and/or for two years following the termination of their employment ; or
•	for a substantial period following the lapse of all other vesting requirements for the award (“lock-up period”), with ratable release of a portion of the shares annually during the lock-up period.

The following factors will be taken into account:

•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:
-	Rigorous stock ownership guidelines;
-	A holding period requirement coupled with a significant long-term ownership requirement; or
-	A meaningful retention ratio;
•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements;
•	Post-termination holding requirement policies or any policies aimed at mitigating risk taking by senior executives;
•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

A rigorous stock ownership guideline should be at least 10x base salary for the CEO, with the multiple declining for other executives. A meaningful retention ratio should constitute at least 50 percent of the stock received from equity awards (on a net proceeds basis) held on a long-term basis, such as the executive’s tenure with the company or even a few years past the executive’s termination with the company.

Vote CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:

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•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:
-	Rigorous stock ownership guidelines, or
-	A holding period requirement coupled with a significant long-term ownership requirement, or
-	A meaningful retention ratio,
•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.
•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

A rigorous stock ownership guideline should be at least 10x base salary for the CEO, with the multiple declining for other executives. A meaningful retention ratio should constitute at least 50 percent of the stock received from equity awards (on a net proceeds basis) held on a long-term basis, such as the executive’s tenure with the company or even a few years past the executive’s termination with the company.

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Social/Environmental Issues

Overall Approach

Generally vote FOR the management’s recommendation on shareholder proposals involving social/environmental issues. When evaluating social and environmental shareholder proposals, Dimensional considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

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2011 International Proxy Voting Guidelines Summary

Effective for Meetings on or after January 3, 2011

In order to provide greater analysis on certain shareholder meetings, the Advisor has elected to receive research reports for certain meetings, as indicated below, from Glass Lewis in addition to Institutional Shareholder Services, Inc. (“ISS”).

Specifically, if available, the Advisor may obtain research from Glass Lewis in addition to ISS for shareholder meetings in the following circumstances: (1) where the Advisor’s clients have a significant aggregate holding in the issuer and the meeting agenda contains proxies concerning: Anti-takeover Defenses or Voting Related Issues, Mergers and Acquisitions or Reorganizations or Restructurings, Capital Structure Issues, Compensation Issues or a proxy contest; or (2) where the Advisor in its discretion, has deemed that additional research is warranted.

Where research is obtained from Glass Lewis in accordance with these Guidelines, the Advisor will first review the research reports obtained from ISS and Glass Lewis. If the recommendations contained in the research reports from ISS and Glass Lewis are the same, the Advisor will vote accordingly. If the recommendations contained in the research reports from ISS and Glass Lewis are inconsistent, the Advisor will vote in accordance with the ISS recommendation unless the Corporate Governance Committee determines that voting in accordance with the Glass Lewis recommendation is more consistent with the principle of preserving shareholder value.

1. Operational Items

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or
•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

Vote FOR the (re)election of auditors and/or proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the procedures used by the auditor;
•	There is reason to believe that the auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position;
•	External auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company;
•	Name of the proposed auditors has not been published;
•	The auditors are being changed without explanation; or
•	Fees for non-audit services exceed standard annual audit-related fees (only applies to companies on the MSCI EAFE index and/or listed on any country main index).

In circumstances where fees for non-audit services include fees related to significant one-time capital structure events (initial public offerings, bankruptcy emergencies, and spin-offs) and the company makes public disclosure of the amount and nature of those fees, which are an exception to the standard "non-audit fee" category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit fees.

For concerns related to the audit procedures, independence of auditors, and/or name of auditors, ISS may recommend AGAINST the auditor (re)election. For concerns related to fees paid to the auditors, ISS may recommend AGAINST remuneration of auditors if this is a separate voting item; otherwise ISS may recommend AGAINST the auditor election.

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Appointment of Internal Statutory Auditors

Vote FOR the appointment or (re)election of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;
•	Questions exist concerning any of the statutory auditors being appointed; or
•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or
•	The payout is excessive given the company's financial position.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

2. Board of Directors

Director Elections

Vote FOR management nominees in the election of directors, unless:

•	Adequate disclosure has not been provided in a timely manner;
•	There are clear concerns over questionable finances or restatements;
•	There have been questionable transactions with conflicts of interest;
•	There are any records of abuses against minority shareholder interests; or
•	The board fails to meet minimum corporate governance standards.

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Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.*

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees.* Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.*

Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, on a committee, or the entire board, due to:

•	Material failures of governance, stewardship, or fiduciary responsibilities at the company; or
•	Failure to replace management as appropriate; or
•	Egregious actions related to the director(s)' service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

[Please see the ISS International Classification of Directors.]

* See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

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ISS Classification of Directors - International Policy 2011

Executive Director

• Employee or executive of the company;

• Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

• Any director who is attested by the board to be a non-independent NED;

• Any director specifically designated as a representative of a significant shareholder of the company;

• Any director who is also an employee or executive of a significant shareholder of the company;

• Any director who is nominated by a dissenting significant shareholder, unless there is a clear lack of material[5] connection with the dissident, either currently or historically;

• Beneficial owner (direct or indirect) of at least 10% of the company's stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

• Government representative;

• Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

• Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test[3]);

• Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

• Relative[1] of a current employee of the company or its affiliates;

• Relative[1] of a former executive of the company or its affiliates;

• A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

• Founder/co-founder/member of founding family but not currently an employee;

• Former executive (5 year cooling off period);

• Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered.[4]

• Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.

Independent NED

• No material[5] connection, either directly or indirectly, to the company (other than a board seat) or the dissenting significant shareholder.

Employee Representative

• Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Footnotes:

[1] “Relative” follows the definition of “immediate family members” which covers spouses, parents, children, stepparents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[2] Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[3] A business relationship may be material if the transaction value (of all outstanding transactions) entered into between the company and the company or organization with which the director is associated is equivalent to either 1 percent of the company's turnover or 1 percent of the turnover of the company or organization with which the director is associated. OR, A business relationship may be material if the transaction value (of all outstanding financing operations) entered into between the company and the company or organization with which the director is associated is more than 10 percent of the company's shareholder equity or the transaction value, (of all outstanding financing operations), compared to the company's total assets, is more than 5 percent.

[4] For example, in continental Europe, directors with a tenure exceeding 12 years will be considered non-independent. In the United Kingdom and Ireland, directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his long tenure.

[5] For purposes of ISS' director independence classification, “material” will be defined as a standard of relationship financial, personal or otherwise that a reasonable person might conclude could potentially influence one's objectivity in the boardroom in a manner that would have a meaningful impact on an individual's ability to satisfy requisite fiduciary standards on behalf of shareholders.

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Contested Director Elections*

For contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, ISS will make its recommendation on a case-by-case basis, determining which directors are best suited to add value for shareholders.

The analysis will generally be based on, but not limited to, the following major decision factors:

•	Company performance relative to its peers;
•	Strategy of the incumbents versus the dissidents;
•	Independence of directors/nominees;
•	Experience and skills of board candidates;
•	Governance profile of the company;
•	Evidence of management entrenchment;
•	Responsiveness to shareholders;
•	Whether a takeover offer has been rebuffed;
•	Whether minority or majority representation is being sought.

When analyzing a contested election of directors, ISS will generally focus on two central questions: (1) Have the dissidents proved that board change is warranted? And (2) if so, are the dissident board nominees likely to effect positive change (i.e., maximize long-term shareholder value).

Discharge of Directors

Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:

•	A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or
•	Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or
•	Other egregious governance issues where shareholders will bring legal action against the company or its directors.

For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify external auditors.

Board Structure

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

* See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

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3. Capital Structure*

Share Issuance Requests

General Issuances

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or
•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

* See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

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Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

Generally vote FOR market repurchase authorities (share repurchase programs) if the terms comply with the following criteria:

•	A repurchase limit of up to 10 percent of outstanding issued share capital (15 percent in UK/Ireland);
•	A holding limit of up to 10 percent of a company's issued share capital in treasury (“on the shelf”); and
•	A duration of no more than 5 years, or such lower threshold as may be set by applicable law, regulation or code of governance best practice.

Authorities to repurchase shares in excess of the 10 percent repurchase limit will be assessed on a case-by-case basis. ISS may support such share repurchase authorities under special circumstances, which are required to be publicly disclosed by the company, provided that, on balance, the proposal is in shareholders' interests. In such cases, the authority must comply with the following criteria:

•	A holding limit of up to 10 percent of a company's issued share capital in treasury (“on the shelf”); and
•	A duration of no more than 18 months.

In markets where it is normal practice not to provide a repurchase limit, ISS will evaluate the proposal based on the company's historical practice. However, ISS expects companies to disclose such limits and, in the future, may recommend a vote against companies that fail to do so. In such cases, the authority must comply with the following criteria:

•	A holding limit of up to 10 percent of a company's issued share capital in treasury (“on the shelf”); and
•	A duration of no more than 18 months.

In addition, ISS will recommend AGAINST any proposal where:

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•	The repurchase can be used for takeover defenses;
•	There is clear evidence of abuse;
•	There is no safeguard against selective buybacks; and/or
•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

Reissuance of Repurchased Shares

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

4. Other Items

Reorganizations/Restructurings*

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions*

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.
•	Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.
•	Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favourable track record of successful integration of historical acquisitions.
•	Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.
•	Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

Mandatory Takeover Bid Waivers*

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

* See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

A-24

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions

In evaluating resolutions that seek shareholder approval on related party transactions (RPTs), vote on a case-by-case basis, considering factors including, but not limited to, the following:

•	the parties on either side of the transaction;
•	the nature of the asset to be transferred/service to be provided;
•	the pricing of the transaction (and any associated professional valuation);
•	the views of independent directors (where provided);
•	the views of an independent financial adviser (where appointed);
•	whether any entities party to the transaction (including advisers) is conflicted; and
•	the stated rationale for the transaction, including discussions of timing.

If there is a transaction that ISS deemed problematic and that was not put to a shareholder vote, ISS may recommend against the election of the director involved in the related-party transaction or the full board.

Antitakeover Mechanisms

Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

Corporate Social Responsibility (CSR) Issues

Generally vote FOR the management’s recommendation on shareholder proposals involving CSR Issues. When evaluating social and environmental shareholder proposals, Dimensional considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

A-25

Edge Asset Management, Inc.

Proxy Voting Policy
Dated November 2011

Policy

Edge Asset Management, Inc. (“Edge”) has been delegated by certain clients the responsibility for voting proxies.  It is the policy of Edge to vote proxies in the best interest of its clients, to identify and disclose potential conflicts of interest, to promptly provide client proxy voting results upon request of a client, and to maintain records of proxy voting activities as required.  Edge maintains written policies and procedures which address Edge’s proxy policies and practices and which include the responsibility to receive and vote client proxies, to disclose any potential conflicts of interest, to make its proxy voting record available to clients and to maintain relevant and required records.

Background

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.  Investment advisers registered with the SEC that exercise voting authority with respect to client securities are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which procedures must include how the adviser addresses material conflicts that may arise between the adviser's interests and those of its clients; (b) disclose to clients how they may obtain information from the adviser about how the adviser voted proxies for their securities; and (c) describe its proxy voting policies and procedures to clients and furnish a copy to its requesting clients. Further, Rule 204-2 of the Advisers Act requires registered investment advisers that vote client securities to maintain certain records relating to the adviser's proxy voting activities.

Responsibility

Edge has the responsibility for the execution of its proxy voting policy, practices, disclosures and recordkeeping.

Summary Procedures

Edge has adopted and implemented procedures to ensure the firm’s policy is observed, executed properly and amended or updated, as appropriate. The procedures are summarized as follows:

1.	Voting Procedures

•
Edge believes it is in the best interest of its clients to delegate the proxy voting responsibility to expert third-party proxy voting organization, Institutional Shareholder Services, Inc. (“ISS”). ISS provides policy guidelines and proxy research and analysis in addition to proxy voting. Edge may override any ISS guideline or recommendation that Edge feels is not in the best interest of the client.

1

•
Edge has elected to follow the ISS Standard Proxy Voting Guidelines  (the “ Guidelines”), which embody the positions and factors that Edge generally considers important in casting proxy votes, including, but not limited to, shareholder voting rights, anti-takeover defenses, board structures, election of directors, executive and director compensation, reorganizations, mergers and various shareholder proposals.

2.	Conflicts of Interest

•
Votes cast by ISS on Edge’s behalf consistent with its Guidelines and recommendations are not considered to create a conflict of interest.  If ISS or Edge abstains from voting a proxy due to a conflict, or if Edge elects to override an ISS recommendation, it will seek to identify and evaluate whether any conflicts of interest may exist between the issuer and Edge or its employees and clients.

•
Material conflicts will be evaluated, and if it’s determined that one exists, Edge will disclose the conflict to the affected client, and request instruction from the client as to how the proxy should be voted.

3.	New Accounts

•
Edge or its affiliate, Principal Global Investors, shall provide a proxy authorization letter to the client’s custodian upon the opening of a new client account.  Clients may also choose to vote proxies themselves or receive individualized reports or services.

4.	Abstentions

•	Edge may refrain from voting when it believes it is in the client’s best interests.

5.	Proxy Solicitations & Information Requests

•
Edge will not reveal or disclose to any third-party how it may have voted or intends to vote until such proxies have been counted at a shareholders’ meeting.  Edge may in any event disclose its general policy to follow ISS’s guidelines.  No employee of Edge may accept any remuneration in the solicitation of proxies.

6.	Errors

•	Edge will document errors and the resolution of errors.

7.	Recordkeeping

•
Documentation shall be maintained for at least five years.  Edge will keep records regarding all client requests to review proxy votes and accompanying responses.  Edge may rely on proxy statements filed on the SEC’s EDGAR system instead of keeping its own copies.

•	Edge’s proxy voting record will be maintained by ISS. Edge will maintain documentation to support any decisions to vote against ISS Guidelines or recommendations.

2

8.	Class Actions

•
Edge generally does not file class action claims on behalf of its clients and specifically will not act on behalf of former clients that have terminated their relationship with Edge. Edge will only file permitted class action claims if that responsibility in specifically stated in the advisory contract.  Edge will maintain documentation related to any cost-benefit analysis to support decisions to opt out of any class action settlement.  This policy is disclosed in the firm’s Form ADV filing.

Historical Policies: Revised October 2010; February 2009; January 1, 2007; October 9, 2006 Adopted policy: March 31, 2004

3

EMERALD ADVISERS, INC.

PROXY VOTING POLICY

The voting policies set forth below apply to all proxies which Emerald Advisers, Inc. is entitled to vote.  It is EAI’s policy to vote all such proxies.  Corporate governance through the proxy process is solely concerned with the accountability and responsibility for the assets entrusted to corporations.  The role of institutional investors in the governance process is the same as the responsibility due all other aspects of the fund’s management.  First and foremost, the investor is a fiduciary and secondly, an owner.  Fiduciaries and owners are responsible for their investments.  These responsibilities include:

1)	selecting proper directors
2)	insuring that these directors have properly supervised management
3)	resolve issues of natural conflict between shareholders and managers
a.	Compensation
b.	Corporate Expansion
c.	Dividend Policy
d.	Free Cash Flow
e.	Various Restrictive Corporate Governance Issues, Control Issues, etc.
f.	Preserving Integrity

In voting proxies, EAI will consider those factors which would affect the value of the investment and vote in the manner, which in its view, will best serve the economic interest of its clients.  Consistent with this objective, EAI will exercise its vote in a activist pro-shareholder manner in accordance with the following policies.

I. BOARDS OF DIRECTORS

In theory, the board represents shareholders, in practice, all to often Board members are selected by management.  Their allegiance is therefore owed to management in order to maintain their very favorable retainers and prestigious position.  In some cases, corporations never had a nominating process, let alone criteria for the selection of Board members.  Shareholders have begun to focus on the importance of the independence of the Board of Directors and the nominating process for electing these Board members.  Independence is an important criterium to adequately protect shareholders’ ongoing financial interest and to properly conduct a board member’s oversight process.  Independence though, is only the first criteria for a Board.  Boards need to be responsible fiduciaries in their oversight and decision making on behalf of the owners and corporations.  Too many companies are really ownerless.  Boards who have failed to perform their duties, or do not act in the best interests of the shareholders should be voted out.  A clear message is sent when a no confidence vote is given to a set of directors or to a full Board.

A.      Election of Directors, a Board of Directors, or any number of Directors.  In order to assure Boards are acting solely for the shareholders they represent, the following resolutions will provide a clear message to underperforming companies and Boards who have failed to fulfill duties assigned to them.

•      Votes should be cast in favor of shareholder proposals asking that boards be comprised of a majority of outside directors.

•       Votes should be cast in favor of shareholder proposals asking that board audit, compensation and nominating committees be comprised exclusively of outside directors.

•      Votes should be cast against management proposals to re-elect the board if the board has a majority of inside directors.

•      Votes should be withheld for directors who may have an inherent conflict of interest by virtue of receiving consulting fees from a corporation (affiliated outsiders).

•      Votes should be withheld, on a case by case basis, for those directors of the compensation committees responsible for particularly egregious compensation plans.

•      Votes should be withheld for directors who have failed to attend 75% of board or committee meetings in cases where management does not provide adequate explanation for the absences.

•      Votes should be withheld for incumbent directors of poor performing companies; defining poor performing companies as those companies who have below average stock performance (vs. peer group/Wilshire 5000) and below average return on assets and operating margins.

•      Votes should be cast in favor of proposals to create shareholder advisory committees.  These committees will represent shareholders’ views, review management, and provide oversight of the board and their directors.

B.      Selection of Accountants:  EAI will generally support a rotation of accountants to provide a truly independent audit.  This rotation should generally occur every 4-5 years.

C.      Incentive Stock Plans.  EAI will generally vote against all excessive compensation and incentive stock plans which are not performance related.

D.      Corporate restructuring plans or company name changes, will generally be evaluated on a case by case basis.

E.      Annual Meeting Location.  This topic normally is brought forward by minority shareholders, requesting management to hold the annual meeting somewhere other than where management desires.  Resolution.  EAI normally votes with management, except in those cases where management seeks a location to avoid their shareholders.

F.      Preemptive Rights.  This is usually a shareholder request enabling shareholders to participate first in any new offering of common stock.  Resolution:  We do not feel that preemptive rights would add value to shareholders, we would vote against such shareholder proposals.

G.      Mergers and/or Acquisitions.  Each  merger and/or acquisition has numerous ramifications for long term shareholder value.  Resolution:  After in-depth valuation EAI will vote its shares on a case by case basis.

II. CORPORATE GOVERNANCE ISSUES

These issues include those areas where voting with management may not be in the best interest of the institutional investor.  All proposals should be examined on a case by case basis.

A.      Provisions Restricting Shareholder Rights.  These provisions would hamper shareholders ability to vote on certain corporate actions, such as changes in the bylaws, greenmail, poison pills, recapitalization plans, golden parachutes, and on any item that would limit shareholders’ right to nominate, elect, or remove directors.  These items can change the course of the corporation overnight and shareholders should have the right to vote on these critical issues.  Resolution:  Vote Against management proposals to implement such restrictions and vote For shareholder proposals to eliminate them.

B.      Anti-Shareholder Measures.  These are measures designed to entrench management so as to make it more difficult to effect a change in control of the corporation.  They are normally not in the best interests of shareholders since they do not allow for the most productive use of corporate assets.

1.    Classification of the Board of Directors:
A classified Board is one in which directors are not elected in the same year rather their terms of office are staggered.  This eliminates the possibility of removing entrenched management at any one annual election of directors.  Resolution:  Vote Against proposals to classify the Board and support proposals (usually shareholder initiated) to implement annual election of the Board.

2.    Shareholder Rights Plans (Poison Pills):
Anti-acquisition proposals of this sort come in a variety of forms.  In general, issuers confer contingent benefits of some kind on their common stockholders.  The most frequently used benefit is the right to buy shares at discount prices in the event of defined changes in corporate control.  Resolution:  Vote Against proposals to adopt Shareholder Rights Plans, and vote For Shareholder proposals eliminating such plans.

3.    Unequal Voting Rights:
A takeover defense, also known as superstock, which gives holders disproportionate voting rights.  EAI adheres to the One Share, One Vote philosophy, as all holders of common equity must be treated fairly and equally.  Resolution:  Vote Against proposals creating different classes of stock with unequal voting privileges.

4.    Supermajority Clauses:
These are implemented by management requiring that an overly large amount of shareholders (66-95% of shareholders rather than a simple majority) approve business combinations or mergers, or other measures affecting control.  This is another way for management to make changes in control of the company more difficult.  Resolution:  Vote Against management proposals to implement supermajority clauses and support shareholder proposals to eliminate them.

5.    Fair Price Provisions:
These provisions allow management to set price requirements that a potential bidder would need to satisfy in order to consummate a merger.  The pricing formulas normally used are so high that the provision makes any tender offer prohibitively expensive.  Therefore, their existence can foreclose the possibility of tender offers and hence, the opportunity to secure premium prices for holdings.  Resolution:  Vote Against management proposals to implement fair price provisions and vote For shareholder proposals to eliminate them.
Caveat:  Certain fair price provisions are legally complex and require careful analysis and advice before concluding whether or not their adoption would serve stockholder interest.

6.    Increases in authorized shares and/or creation of new classes of common and preferred stock:
a.	Increasing authorized shares.
EAI will support management if they have a stated purpose for increasing the authorized number of common and preferred stock.  Under normal circumstances, this would include stock splits, stock dividends, stock option plans, and for additional financing needs.  However, in certain circumstances, it is apparent that management is proposing these increases as an anti-takeover measure.  When used in this manner, share increases could inhibit or discourage stock acquisitions by a potential buyer, thereby negatively affecting a fair price valuation for the company.
Resolution:  On a case by case basis, vote Against management if they attempt to increase the amount of shares that they are authorized to issue if their intention is to use the excess shares to discourage a beneficial business combination.  One way to determine if management intends to abuse its right to issue shares is if the amount of authorized shares requested is double the present amount of authorized shares.

b.	Creation of new classes of stock.
Managements have proposed authorizing shares of new classes of stock, usually preferreds, which the Board would be able to issue at their discretion.  The Board would also be granted the discretion to determine the dividend rate, voting privileges, redemption provisions, conversion rights, etc. without approval of the shareholders.  These “blank check” issues are designed specifically to inhibit a takeover, merger, or accountability to its shareholders.
Resolution: EAI would vote AGAINST management in allowing the Board the discretion to issue any type of “blank check” stock without shareholder approval.

c.	Directors and Management Liability and Indemnification.
These proposals are a result of the increasing cost of insuring directors and top management against lawsuits.  Generally, managements propose that the liability of directors and management be either eliminated or limited.  Shareholders must have some recourse for losses that are caused by negligence on the part of directors and management.  Therefore directors and management should be responsible for their fiduciary duty of care towards the company.  The Duty of Care is defined as the obligation of directors and management to be diligent in considering a transaction or in taking or refusing to take a corporate action.
Resolution:  On a case by case basis, EAI votes Against attempts by management to eliminate directors and management liability for their duty of care.

d.	Compensation Plans (Incentive Plans)
Management occasionally will propose to adopt an incentive plan which will become effective in the event of a takeover or merger.  These plans are commonly known as “golden parachutes” or “tin parachutes” as they are specifically designed to grossly or unduly benefit a select few in management who would most likely lose their jobs in an acquisition.  Shareholders should be allowed to vote on all plans of this type.
Resolution:  On a case by case basis, vote Against attempts by management to adopt proposals that are specifically designed to grossly or unduly benefit members of executive management in the event of an acquisition.

e.	Greenmail
EAI would not support management in the payment of greenmail.
Resolution:  EAI would vote FOR any shareholder resolution that would eliminate the possibility of the payment of greenmail.

f.	Cumulative Voting
Cumulative voting entitles stockholders to as many votes as equal the number of shares they own multiplied by the number of directors being elected.  According to this set of rules, a shareholder can cast all votes towards a single director, or any two or more.  This is a proposal usually made by a minority shareholder seeking to elect a director to the Board who sympathizes with a special interest.  It also can be used by management that owns a large percentage of the company to ensure that their appointed directors are elected.
Resolution:  Cumulative voting tends to serve special interests and not those of shareholders, therefore EAI will vote Against any proposals establishing cumulative voting and For any proposal to eliminate it.

g.	Proposals Designed to Discourage Mergers & Acquisitions In Advance
These provisions direct Board members to weigh socioeconomic and legal as well as financial factors when evaluating takeover bids.  This catchall apparently means that the perceived interests of customers, suppliers, managers, etc., would have to be considered along with those of the shareholder.  These proposals may be worded: “amendments to instruct the Board to consider certain factors when evaluating an acquisition proposal”.  Directors are elected primarily to promote and protect the shareholder interests.  Directors should not allow other considerations to dilute or deviate from those interests.  Resolution:  EAI will vote Against proposals that would discourage the most productive use of corporate assets in advance.

h.	Confidential Voting
A company that does not have a ballot provision has the ability to see the proxy votes before the annual meeting.  In this way, management is able to know before the final outcome how their proposals are being accepted.  If a proposal is not going their way, management has the ability to call shareholders to attempt to convince them to change their votes.  Elections should take place in normal democratic process which includes the secret ballot.  Elections without the secret ballot can lead to coercion of shareholders, employees, and other corporate partners.  Resolution:  Vote For proposals to establish secret ballot voting.

i.	Disclosure
Resolution:  EAI will vote Against proposals that would require any kind of unnecessary disclosure of business records.  EAI will vote For proposals that require disclosure of records concerning unfair labor practices or records dealing with the public safety.

j.	Sweeteners
Resolution:  EAI will vote Against proposals that include what are called “sweeteners” used to entice shareholders to vote for a proposal that includes other items that may not be in the shareholders best interest.  For instance, including a stock split in the same proposal as a classified Board, or declaring an extraordinary dividend in the same proposal installing a shareholders rights plan (Poison Pill).

k.	Changing the State of Incorporation
If management sets forth a proposal to change the State of Incorporation, the reason for change is usually to take advantage of another state’s liberal corporation laws, especially regarding mergers, takeovers, and anti-shareholder measures.  Many companies view the redomestication in another jurisdiction as an opportune time to put new anti-shareholder measures on the books or to purge their charter and bylaws of inconvenient shareholder rights, written consent, cumulative voting, etc.  Resolution:  On a case by case basis, EAI will vote Against proposals changing the State of Incorporation for the purpose of their anti-shareholder provisions and will support shareholder proposals calling for reincorporation into a jurisdiction more favorable to shareholder democracy.

l.	Equal Access to Proxy Statements
EAI supports stockholders right to equal access to the proxy statement, in the same manner that management has access.  Stockholders are the owners of a corporation and should not be bound by timing deadlines and other obstacles that presently shareholders must abide by in sponsoring proposals in a proxy statement.  The Board should not have the ability to arbitrarily prevent a shareholder proposal from appearing in the proxy statement.  Resolution:  EAI will support any proposal calling for equal access to proxy statements.

m.	Abstention Votes
EAI supports changes in the method of accounting for abstention votes.  Abstention votes should not be considered as shares “represented” or “cast” at an annual meeting.  Only those shares cast favoring or opposing a proposal should be included in the total votes cast to determine if a majority vote has been achieved.  Votes cast abstaining should not be included in total votes cast.  Resolution:  EAI will support any proposal to change a company’s by-laws or articles of incorporation to reflect the proper accounting for abstention votes.

III. Other Issues

On other major issues involving questions of community interest, moral and social concern, fiduciary trust and respect for the law such as:

A.	Human Rights
B.	Nuclear Issues
C.	Defense Issues
D.	Social Responsibility

EAI, in general supports the position of management.  Exceptions to this policy Include:

1.	South Africa
EAI will actively encourage those corporations that have South African interests to adopt and adhere to the Statement of Principles for South Africa, formerly known as the Sullivan Principles, and to take further actions to promote responsible corporate activity.

2.	Northern Ireland
EAI will actively encourage U.S. companies in Northern Ireland to adopt and adhere to the MacBride Principles, and to take further actions to promote responsible corporate activity.

IV. Other Potential Conflicts of Interest

EAI may manage a variety of corporate accounts that are publically traded. EAI will use Glass-Lewis recommendations to avoid any appearance of a conflict of interest when voting proxies of its clients that are publically traded companies.

DESCRIPTION OF PROXY VOTING POLICY

The Investment Adviser has adopted policies and procedures (the “Policy”) for the voting of proxies on behalf of client accounts for which the Investment Adviser has voting discretion. Under the Policy, the Investment Adviser’s guiding principles in performing proxy voting are to make decisions that: (i) favor proposals that in the Investment Adviser’s view tend to maximize a company’s shareholder value; and (ii) are not influenced by conflicts of interest. These principles reflect the Investment Adviser’s belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

The principles and positions reflected in the Policy are designed to guide the Investment Adviser in voting proxies, and not necessarily in making investment decisions. The Investment Adviser periodically reviews the Policy to ensure that it continues to be consistent with the Investment Adviser’s guiding principles.

Public Equity Investments. To implement these guiding principles for investments in publicly-traded equities, the Investment Adviser has developed customized proxy voting guidelines (the “Guidelines”). The Guidelines embody the positions and factors the Investment Adviser generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, issues of corporate social responsibility and various shareholder proposals. Attached as Appendix A is a summary of the Guidelines.

The Investment Adviser has retained a third-party proxy voting service (“Proxy Service”)* to assist in the implementation of certain proxy voting-related functions.  Among its responsibilities, the Proxy Service prepares a written analysis and recommendation (a “Recommendation”) of each proxy vote that reflects the Proxy Service’s application of the GSAM Guidelines to the particular proxy issues.  While it is the Investment Adviser’s policy generally to follow the Guidelines and Recommendations from the Proxy Service, the Investment Adviser’s portfolio management teams (“Portfolio Management Teams”) may on certain proxy votes seek approval to diverge from the Guidelines or a Recommendation by following an “override” process.  Such decisions are subject to a review and approval process, including a determination that the decision is not influenced by any conflict of interest. In forming their views on particular matters, the Portfolio Management Teams are also permitted to consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the Guidelines and Recommendations.

The Proxy Service assists in the implementation and administration of the proxy voting function.  The Proxy Service assists the Investment Adviser in the proxy voting process by providing operational, recordkeeping and reporting services.  In addition, the Proxy Service produces Recommendations as previously discussed and provides assistance in the development and maintenance of the GSAM Guidelines.

GSAM conducts periodic due diligence meetings with the Proxy Service which include, but are not limited to, a review of the Proxy Service’s general organizational structure, new developments with respect to research and technology, work flow improvements and internal due diligence with respect to conflicts of interest.  The Investment Adviser may hire other service providers to replace or supplement the Proxy Service with respect to any of the services the Investment Adviser currently receives from the Proxy Service.

The Investment Adviser has implemented procedures designed to prevent conflicts of interest from influencing its proxy voting decisions. These procedures include the Investment Adviser’s use of the Guidelines and Recommendations and the override process, and the establishment of information barriers between the Investment Adviser and other businesses within The Goldman Sachs Group, Inc.

Fixed Income and Private Investments. Voting decisions with respect to fixed income securities and the securities of privately held issuers generally will be made by the Investment Adviser based on its assessment of the particular transactions or other matters at issue.

Client Directed Votes.  GSAM clients who have delegated voting responsibility to GSAM with respect to their account may from time to time contact their client representative if they would like to direct GSAM to vote in a particular solicitation.  GSAM will use its commercially reasonable efforts to vote according to the client’s request in these circumstances, and cannot provide assurances that such voting requests will be implemented.

*The third-party proxy voting service currently retained by GSAM is Institutional Shareholder Services, a unit of Risk Metrics Group.

March 2011

Goldman Sachs Asset Management
(“GSAM”)*

POLICY ON PROXY VOTING
FOR INVESTMENT ADVISORY CLIENTS

GSAM has adopted the policies and procedures set out below regarding the voting of proxies on securities held in client accounts (the “Policy”).  These policies and procedures are designed to ensure that where GSAM has the authority to vote proxies, GSAM complies with its legal, fiduciary and contractual obligations.

Guiding Principles

Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services we provide to our advisory clients who have authorized us to address these matters on their behalf.  Our guiding principles in performing proxy voting are to make decisions that (i) favor proposals that in GSAM’s view tend to maximize a company’s shareholder value and (ii) are not influenced by conflicts of interest.  These principles reflect GSAM’s belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

Public Equity Investments

To implement these guiding principles for investments in publicly-traded equities for which we have voting power on any record date, we follow customized proxy voting guidelines that have been developed by GSAM portfolio management (the “GSAM Guidelines”). The GSAM Guidelines embody the positions and factors GSAM generally considers important in casting proxy votes.  They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, issues of corporate social responsibility and various shareholder proposals.  Recognizing the complexity and fact-specific nature of many corporate governance issues, the GSAM Guidelines identify factors we consider in determining how the vote should be cast.  A summary of the GSAM Guidelines is attached as Appendix A.

* For purposes of this Policy, “GSAM” refers, collectively, to Goldman Sachs Asset Management, L.P.; Goldman Sachs Asset Management International; Goldman Sachs Hedge Fund Strategies LLC; GS Investment Strategies, LLC; Goldman Sachs (Singapore) Pte.; Goldman Sachs (Asia) L.L.C.; Goldman Sachs Asset Management Korea Co., Ltd.; Goldman Sachs Asset Management Co. Ltd.; Goldman Sachs & Partners Australia Pty Ltd.; Beijing Gao Hua Securities Company Limited;Goldman Sachs (China) L.L.C.; Goldman Sachs Asset Management (India) Private Limited; Goldman Sachs (India) Securities Private Limited; Goldman Sachs Representacoes Ltda.; Goldman Sachs Asset Management Brasil LTDA; GS Investment Strategies Canada Inc.; Goldman Sachs Management (Ireland) Ltd.

The principles and positions reflected in this Policy are designed to guide us in voting proxies, and not necessarily in making investment decisions.  Portfolio management teams base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance may be one such factor, it may not be the primary consideration.

GSAM periodically reviews this Policy, including our use of the GSAM Guidelines, to ensure it continues to be consistent with our guiding principles.

Implementation by Portfolio Management Teams

General Overview

GSAM seeks to fulfill its proxy voting obligations through the implementation of this Policy and the oversight and maintenance of the GSAM Guidelines.  In this connection, GSAM has retained a third-party proxy voting service (“Proxy Service”)** to assist in the implementation of certain proxy voting-related functions.  Among its responsibilities, the Proxy Service prepares a written analysis and recommendation (a “Recommendation”) of each proxy vote that reflects the Proxy Service’s application of the GSAM Guidelines to the particular proxy issues.

GSAM’s portfolio management teams (each, a “Portfolio Management Team”) generally cast proxy votes consistently with the GSAM Guidelines and the Recommendations.  Each Portfolio Management Team, however, may on certain proxy votes seek approval to diverge from the GSAM Guidelines or a Recommendation by following an “override” process.  The override process requires: (i) the requesting Portfolio Management Team to set forth the reasons for their decision; (ii) the approval of the Chief Investment Officer for the requesting Portfolio Management Team; (iii) notification to senior management of GSAM and/or other appropriate GSAM personnel; (iv) an attestation that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.

**The third-party proxy voting service currently retained by GSAM is Institutional Shareholder Services, a unit of Risk Metrics Group.

A Portfolio Management Team that receives approval through the override process to cast a proxy vote that diverges from the GSAM Guidelines and/or a Recommendation may vote differently than other Portfolio Management Teams that did not seek an override for that particular vote.

Fundamental Equity and GS Investment Strategies Portfolio Management Teams

The Fundamental Equity and GS Investment Strategies Portfolio Management Teams view the analysis of corporate governance practices as an integral part of the investment research and stock valuation process.  On a case-by-case basis, and subject to the approval process described above, each Fundamental Equity Portfolio Management Team and the GS Investment Strategies Portfolio Management Team may vote differently than the GSAM Guidelines or a particular Recommendation.  In forming their views on particular matters, these Portfolio Management Teams may consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the GSAM Guidelines and Recommendations.

Quantitative Investment Strategies Portfolio Management Teams

The Quantitative Investment Strategies Portfolio Management Teams have decided to follow the GSAM Guidelines and Recommendations exclusively, based on such Portfolio Management Teams’ investment philosophy and approach to portfolio construction, as well as their participation in the creation of the GSAM Guidelines and their evaluation of the Proxy Service’s process of preparing Recommendations.  The Quantitative Investment Strategies Portfolio Management Teams may from time to time, however, review and individually assess any specific shareholder vote.

Potential Limitations on GSAM’s Ability to Vote Proxies

In certain circumstances, such as if a security is on loan through a securities lending program or held by a prime broker, the Portfolio Management Teams may not be able to participate in certain proxy votes unless the shares of the particular issuer are recalled in time to cast a vote.  A determination of whether to seek a recall will be based on whether the applicable Portfolio Management Team determines that the benefit of voting outweighs the costs, lost revenue, and/or other detriments of retrieving the securities, recognizing that the handling of such recall requests is beyond GSAM’s control and may not be satisfied in time for GSAM to vote the shares in question.

From time to time, GSAM may face regulatory or compliance limits on the types or amounts of voting securities that it may purchase or hold for client accounts. Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits may restrict the total percentage of an issuer’s voting securities that GSAM can hold for clients.  As a result, in certain circumstances in order to comply with such limits and/or internal policies designed to comply with such limits, proxy voting in certain issuers may be restricted or delegated to the Proxy Service or to another qualified, independent third party.

GSAM clients who have delegated voting responsibility to GSAM with respect to their account may from time to time contact their client representative if they would like to direct GSAM to vote in a particular solicitation.  GSAM will use its commercially reasonable efforts to vote according to the client’s request in these circumstances, and cannot provide assurances that such voting requests will be implemented.

Use of a Proxy Service

As discussed above, GSAM utilizes a Proxy Service to assist in the implementation and administration of GSAM’s proxy voting function.  The Proxy Service assists GSAM in the proxy voting process by providing operational, recordkeeping and reporting services.  In addition, the Proxy Service produces Recommendations as previously discussed and provides assistance in the development and maintenance of the GSAM Guidelines.
GSAM conducts periodic due diligence meetings with the Proxy Service which include, but are not limited to, a review of the Proxy Service’s general organizational structure, new developments with respect to research and technology, work flow improvements and internal due diligence with respect to conflicts of interest.

GSAM may hire other service providers to replace or supplement the Proxy Service with respect to any of the services GSAM currently receives from the Proxy Service.  In addition, individual Portfolio Management Teams may supplement the information and analyses the Proxy Service provides from other sources.

Conflicts of Interest

Pursuant to this Policy, GSAM has implemented processes designed to prevent conflicts of interest from influencing its proxy voting decisions.  These processes include the use of the GSAM Guidelines and Recommendations and the override process described above in instances when a Portfolio Management Team is interested in voting in a manner that diverges from the GSAM Guidelines and/or a Recommendation.

Fixed Income and Private Investments

Voting decisions with respect to client investments in fixed income securities and the securities of privately-held issuers generally will be made by the relevant Portfolio Management Teams based on their assessment of the particular transactions or other matters at issue.  Such Portfolio Management Teams may also adopt policies related to the fixed income or private investments they make that supplement this Policy.

Alternative Investment and Manager Selection (“AIMS”) and
Externally Managed Strategies

Where GSAM places client assets with managers outside of GSAM, which function occurs primarily within GSAM’s AIMS business unit, such external managers generally will be responsible for voting proxies in accordance with the managers’ own policies.  AIMS may, however, retain proxy voting responsibilities where it deems appropriate or necessary under prevailing circumstances.  To the extent AIMS portfolio managers assume proxy voting responsibility with respect to publicly-traded equity securities they will follow the GSAM Guidelines and Recommendations as discussed above unless an override is requested.  Any other voting decision will be conducted in accordance with AIMS’ policies governing voting decisions with respect to non-publicly traded equity securities held by their clients.

Effective: March 2011

APPENDIX A
GSAM Proxy Voting Guidelines Summary

The following is a summary of the material GSAM Proxy Voting Guidelines (the “Guidelines”), which form the substantive basis of GSAM’s Policy on Proxy Voting for Client Accounts (“Policy”).  As described in the main body of the Policy, one or more GSAM portfolio management teams may diverge from the Guidelines and a related Recommendation on any particular proxy vote or in connection with any individual investment decision in accordance with the override process described in the Policy.

US proxy items
1.	Operational Items	page 1
2.	Board of Directors	page 2
3.	Executive and Director Compensation	page 4
4.	Proxy Contests	page 8
5.	Shareholder Rights and Defenses	page 8
6.	Mergers and Corporate Restructurings	page 9
7.	State of Incorporation	page 10
8.	Capital Structure	page 10
9.	Corporate Social Responsibility (CSR) Issues	page 10

International proxy items
1.	Operational Items	page 12
2.	Board of Directors	page 13
3.	Compensation	page 15
4.	Board Structure	page 15
5.	Capital Structure	page 16
6.	Other	page 18
7.	Environmental, Climate Change and Social Issues	page 18

The following section is a summary of the Guidelines, which form the substantive basis of the Policy with respect to U.S. public equity investments.

1.	Operational Items

Auditor Ratification
Vote FOR proposals to ratify auditors, unless any of the following apply within the last year:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;
•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;
•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; or material weaknesses identified in Section 404 disclosures; or
•	Fees for non-audit services are excessive.

Non-audit fees are excessive if:
•	Non-audit fees exceed audit fees + audit-related fees + tax compliance/preparation fees.

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Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services taking into account issues that are consistent with SEC rules adopted to fulfill the mandate of Sarbanes Oxley such as an audit firm providing services that would impair its independence or the overall scope and disclosure of fees for all services done by the audit firm.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:
•	The tenure of the audit firm;
•	The length of rotation specified in the proposal;
•	Any significant audit-related issues at the company;
•	The number of Audit Committee meetings held each year;
•	The number of financial experts serving on the committee;
•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price; and
•	Whether the auditors are being changed without explanation.

2.	Board of Directors

Classification of Directors
Where applicable, the New York Stock Exchange or NASDAQ Listing Standards definition is to be used to classify directors as insiders or affiliated outsiders. General definitions are as follows:
•	Inside Director
•	Employee of the company or one of its affiliates
•	Among the five most highly paid individuals (excluding interim CEO)
•	Listed as an officer as defined under Section 16 of the Securities and Exchange Act of 1934
•	Current interim CEO
•	Beneficial owner of more than 50 percent of the company's voting power (this may be aggregated if voting power is distributed among more than one member of a defined group)

•	Affiliated Outside Director
•	Board attestation that an outside director is not independent
•	Former CEO or other executive of the company within the last 3 years
•	Former CEO or other executive of an acquired company within the past three years

•	Independent Outside Director
•	No material connection to the company other than a board seat

Additionally, GSAM will consider compensation committee interlocking directors to be affiliated (defined as CEOs who sit on each other’s compensation committees).

Voting on Director Nominees in Uncontested Elections

Vote on director nominees should be determined on a CASE-BY-CASE basis.

Vote AGAINST or WITHHOLD from individual directors who:
•	Attend less than 75 percent of the board and committee meetings without a disclosed valid excuse for each of the last two years;
•	Sit on more than six public company boards;
•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own—withhold only at their outside boards.

Other items considered for an AGAINST vote include specific concerns about the individual or the company, such as criminal wrongdoing or breach of fiduciary responsibilities, sanctions from government or authority, violations of laws and regulations, or other issues related to improper business practice.

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In limited circumstances, we may vote AGAINST or WITHHOLD from all nominees of the board of directors (except from new nominees who should be considered on a CASE-BY-CASE basis and except as discussed below) if:
•
The company’s poison pill has a dead-hand or modified dead-hand feature for two or more years.  Vote against/withhold every year until this feature is removed; however, vote against the poison pill if there is one on the ballot with this feature rather than the director;

•
The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;
•	If in an extreme situation the board lacks accountability and oversight, coupled with sustained poor performance relative to peers.

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors above) when:
•	The inside or affiliated outside director serves on the audit, compensation, or nominating (vote against affiliated directors only for nominating) committees;
•
The company lacks an audit compensation, or nominating (vote against affiliated directors only for nominating) committee so that the full board functions as that committee and insiders are participating in voting on matters that independent committees should be voting on;

•
The full board is less than majority independent (in this case withhold from affiliated outside directors); At controlled companies, GSAM will vote against the election of affiliated outsiders and nominees affiliated with the parent and will not vote against the executives of the issuer.

Vote AGAINST or WITHHOLD from members of the appropriate committee for the following reasons (or independent Chairman or lead director in cases of a classified board and members of appropriate committee are not up for reelection). Extreme cases may warrant a vote against the entire board.
•
At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote (members of the Nominating or Governance Committees);

•
The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken); an adopted proposal that is substantially similar to the original shareholder proposal will be deemed sufficient; (members of the committee of the board that is responsible for the issue under consideration).

Vote AGAINST or WITHHOLD from the members of the Audit Committee if:
•	The non-audit fees paid to the auditor are excessive;
•	The company receives an adverse opinion on the company’s financial statements from its auditor; or
•
There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-BY-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are identified, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures.

Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.

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See section 3 on executive and director compensation for reasons to withhold from members of the Compensation Committee.

Shareholder proposal regarding Independent Chair (Separate Chair/CEO)

Vote on a CASE-BY-CASE basis.

GSAM will generally recommend a vote AGAINST shareholder proposals requiring that the chairman’s position be filled by an independent director, if the company satisfies 3 of the 4 following criteria:
•	Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;
•	Two-thirds independent board;
•	All independent key committees; or
•	Established, disclosed governance guidelines.

Majority Vote Shareholder Proposals

GSAM will vote FOR proposals requesting that the board adopt majority voting in the election of directors provided it does not conflict with the state law where the company is incorporated.

GSAM also looks for companies to adopt a post-election policy outlining how the company will address the situation of a holdover director.

Cumulative Vote Shareholder Proposals

GSAM will generally support shareholder proposals to restore or provide cumulative voting unless:
•
The company has adopted majority vote standard with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.

3.	Executive and Director Compensation

Pay Practices

Good pay practices should align management’s interests with long-term shareholder value creation. Detailed disclosure of compensation criteria is required; proof that companies follow the criteria should be evident.  Compensation practices should allow a company to attract and retain proven talent.  Some examples of poor pay practices include: abnormally large bonus payouts without justifiable performance linkage or proper disclosure, egregious employment contracts, excessive severance and/or change in control provisions, repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval, and excessive perquisites.

If the company maintains problematic or poor pay practices, generally vote first:
•	AGAINST Management Say on Pay (MSOP) Proposals or;

•	AGAINST an equity-based incentive plan proposal if excessive non-performance-based equity awards are the major contributor to a pay-for-performance misalignment, then;

•
If no MSOP or equity-based incentive plan proposal item is on the ballot, AGAINST/WITHHOLD on compensation committee members (or, in rare cases where the full board is deemed responsible, all directors including the CEO) in egregious situations.

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Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans.  Reasons to vote AGAINST the equity plan could include any of the following factors:

•	The plan is a vehicle for poor pay practices;
•	The plan expressly permits the repricing of stock options/stock appreciation rights (SARs) without prior shareholder approval OR does not expressly prohibit the repricing without shareholder approval;
•
The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards;

•	The company’s three year burn rate and Shareholder Value Transfer (SVT) calculations both materially exceed industry group metrics; or
•
There is a long-term disconnect between CEO pay and the company’s total shareholder return in conjunction with the qualitative overlay as outlined in the policy guidelines OR the company has a poor record of compensation practices, which is highlighted either in analysis of the compensation plan or the evaluation of the election of directors.

Advisory Vote on Executive Compensation (Say-on-Pay, MSOP) Management Proposals

Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation. For U.S. companies, consider the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices. In general two or more of the following in conjunction with a long-term pay-for-performance disconnect will warrant an AGAINST vote. If there is not a long-term pay for performance disconnect GSAM will look for multiple problematic factors to be present to warrant a vote against.

Relative Considerations:
•	Assessment of performance metrics relative to business strategy, as discussed and explained in the Compensation Discussion and Analysis (CD&A) section of a company’s proxy;
•	Evaluation of peer groups used to set target pay or award opportunities;
•	Alignment of long-term company performance and executive pay trends over time;
•	Assessment of disparity between total pay of the CEO and other Named Executive Officers (NEOs).
Design Considerations:
•	Balance of fixed versus performance-driven pay;
•	Assessment of excessive practices with respect to perks, severance packages, supplemental executive pension plans, and burn rates.
Communication Considerations:
•
Evaluation of information and board rationale provided in CD&A about how compensation is determined (e.g., why certain elements and pay targets are used, and specific incentive plan goals, especially retrospective goals);

Assessment of board’s responsiveness to investor input and engagement on compensation issues (e.g., in responding to majority-supported shareholder proposals on executive pay topics).
Other considerations include:
•	Abnormally large bonus payouts without justifiable performance linkage or proper disclosure:
•	Includes performance metrics that are changed, canceled, or replaced during the performance period without adequate explanation of the action and the link to performance
•	Egregious employment contracts:
•	Contracts containing multi-year guarantees for salary increases, non-performance based bonuses, and equity compensation.
•	Excessive severance and/or change in control provisions:
•	Change in control cash payments exceeding 3 times base salary plus target/average/last paid bonus;
•	New or materially amended arrangements that provide for change-in-control payments without loss of job or substantial diminution of job duties (single-triggered),

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•	Excessive payments upon an executive's termination in connection with performance failure;
•	Liberal change in control definition in individual contracts or equity plans which could result in payments to executives without an actual change in control occurring
•
Repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval (including cash buyouts, option exchanges, and certain voluntary surrender of underwater options where shares surrendered may subsequently be re-granted).

•	Excessive Perquisites:
•	Perquisites for former and/or retired executives, such as lifetime benefits, car allowances, personal use of corporate aircraft, or other inappropriate arrangements
•	Extraordinary relocation benefits (including home buyouts)
•	Excessive amounts of perquisites compensation

The following reasons could warrant a vote AGAINST or WITHHOLD from the members of the Compensation Committee:
•	Company has failed to address issues that led to an against vote in an MSOP;
•	The company fails to submit one-time transfers of stock options to a shareholder vote;
•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders; or
•	The company has backdated options.

Golden Parachutes

In cases where the golden parachute vote is incorporated into a company's separate advisory vote on compensation MSOP), GSAM will incorporate the evaluation and could vote against the MSOP if we find problematic aspects to the Golden Parachutes. In general, the presence of two or more of the following factors could warrant a vote against:

•	Recently adopted or materially amended agreements that include excise tax gross-up provisions (since prior annual meeting);
•	Recently adopted or materially amended agreements that include modified single triggers (since prior annual meeting);
•
Single trigger payments that will happen immediately upon a change in control, including cash payment and such items as the acceleration of performance-based equity despite the failure to achieve performance measures;

•	Single-trigger vesting of equity based on a definition of change in control that requires only shareholder approval of the transaction (rather than consummation);
•	Potentially excessive severance payments;
•	Recent amendments or other changes that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders;
•
In the case of a substantial gross-up from pre-existing/grandfathered contract: the element that triggered the gross-up (i.e., option mega-grants at low point in stock price, unusual or outsized payments in cash or equity made or negotiated prior to the merger); or

•	The company's assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.

Other Compensation Proposals and Policies

Employee Stock Purchase Plans — Non-Qualified Plans

Vote CASE-BY-CASE on nonqualified employee stock purchase plans.  Vote FOR nonqualified employee stock purchase plans with all the following features:
•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);
•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

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•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value; and
•	No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria.  If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.

Option Exchange Programs/Repricing Options

Vote CASE-BY-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:
•	Historic trading patterns—the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;
•	Rationale for the re-pricing—was the stock price decline beyond management’s control?
•	Is this a value-for-value exchange?
•	Are surrendered stock options added back to the plan reserve?
•	Option vesting—does the new option vest immediately or is there a black-out period?
•	Term of the option—the term should remain the same as that of the replaced option;
•	Exercise price—should be set at fair market or a premium to market;
•	Participants—executive officers and directors should be excluded.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Other Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Frequency on Pay)

Vote for annual frequency if no management recommendation; otherwise, support two or three year frequency if a company has an independent compensation committee and no long-term pay for performance disconnect identified.

Golden Coffins/Executive Death Benefits

Generally vote FOR proposals calling on companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation.  This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.

Stock retention holding period
Vote FOR Shareholder proposals asking for a policy requiring that senior executives retain a significant percentage of shares acquired through equity compensation programs if the policy allows retention for two years or less following the termination of their employment (through retirement or otherwise) and a holding threshold percentage of 50% or less.

Other factors to consider include:
•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place.

Elimination of accelerated vesting in the event of a change in control

Vote AGAINST shareholder proposals seeking a policy eliminating the accelerated vesting of time-based equity awards in the event of a change in control.

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Tax Gross-Up Proposals

Generally vote FOR proposals asking companies to adopt a policy of not providing tax gross-up payments to executives, except where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

4.	Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:
•	Long-term financial performance of the target company relative to its industry;
•	Management’s track record;
•	Background to the proxy contest;
•	Qualifications of director nominees (both slates);
•	Strategic plan of dissident slate and quality of critique against management;
•	Likelihood that the proposed goals and objectives can be achieved (both slates);
•	Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses.  When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:
•	The election of fewer than 50% of the directors to be elected is contested in the election;
•	One or more of the dissident’s candidates is elected;
•	Shareholders are not permitted to cumulate their votes for directors; and
•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.

5.	Shareholders Rights & Defenses

Shareholder Ability to Act by Written Consent

Generally vote FOR shareholder proposals that provide shareholders with the ability to act by written consent, unless:
•	The company already gives shareholders the right to call special meetings at a threshold of 25% or lower; and
•	The company has a history of strong governance practices.

Shareholder Ability to Call Special Meetings

Generally vote FOR management proposals that provide shareholders with the ability to call special meetings.

Generally vote FOR shareholder proposals that provide shareholders with the ability to call special meetings at a threshold of 25% or lower if the company currently does not give shareholders the right to call special meetings.  However, if a company already gives shareholders the right to call special meetings at a threshold of at least 25%, do not support shareholder proposals to further reduce the threshold.

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Advance Notice Requirements for Shareholder Proposals/Nominations

Vote CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/nominations reasonably close to the meeting date and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder-approved poison pill in place; or (2) the company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:
•	Shareholders have approved the adoption of the plan; or
•
The board, in exercising its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay that would result from seeking stockholder approval (i.e., the “fiduciary out” provision).  A poison pill adopted under this “fiduciary out” will be put to a shareholder ratification vote within 12 months of adoption or expire.  If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption.

Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan.  Rights plans should contain the following attributes:
•	No lower than a 20% trigger, flip-in or flip-over;
•	A term of no more than three years;
•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;
•
Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 25 percent or less of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company.  In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOL pills”), the following factors should be considered:
•	the trigger (NOL pills generally have a trigger slightly below 5%);
•	the value of the NOLs;
•	the term;
•	shareholder protection mechanisms (sunset provision, causing expiration of the pill upon exhaustion or expiration of NOLs); and
•	other factors that may be applicable.

6.	Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following based on publicly available information:
•	Valuation;
•	Market reaction;
•	Strategic rationale;
•	Management’s track record of successful integration of historical acquisitions;
•	Presence of conflicts of interest; and
•	Governance profile of the combined company.

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7.            State of Incorporation

Reincorporation Proposals

Evaluate management or shareholder proposals to change a company’s state of incorporation on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns including the following:
•	Reasons for reincorporation;
•	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and
•	Comparison of corporation laws of original state and destination state.

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.            Capital Structure

Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis. We consider company-specific factors that include, at a minimum, the following:
•	Past Board performance;
•	The company's use of authorized shares during the last three years;
•	One- and three-year total shareholder return;
•	The board's governance structure and practices;
•	The current request;
•	Disclosure in the proxy statement of specific reasons for the proposed increase;
•	The dilutive impact of the request as determined through an allowable increase, which examines the company's need for shares and total shareholder returns; and
•	Risks to shareholders of not approving the request.

9.            Corporate Social Responsibility (CSR) Issues

Overall Approach

When evaluating social and environmental shareholder proposals, the following factors should be considered:
•	Whether adoption of the proposal is likely to enhance or protect shareholder value;
•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;
•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;
•	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;
•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;
•	Whether the company’s analysis and voting recommendation to shareholders are persuasive;
•	What other companies have done in response to the issue addressed in the proposal;
•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;
•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;
•	Whether the subject of the proposal is best left to the discretion of the board;
•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and
•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

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Gender Identity and Sexual Orientation

A company should have a clear, public Equal Employment Opportunity (EEO) statement outlining various factors that are not discriminated against. Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to additionally prohibit discrimination based on sexual orientation and/or gender identity.

Lobbying Expenditures/Initiatives

Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying initiatives, considering:
•	Significant controversies, fines, or litigation surrounding a company’s public policy activities;
•	The company’s current level of disclosure on lobbying strategy; and
•	The impact that the policy issue may have on the company’s business operations.

Political Contributions and Trade Association Spending

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:
•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and
•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.

Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending, considering:
•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs;
•
The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets; and

GSAM will not necessarily vote for the proposal merely to encourage further disclosure of trade association spending.

Vote AGAINST proposals barring the company from making political contributions.  Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.

Labor and Human Rights Standards

Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:
•	The degree to which existing relevant policies and practices are disclosed;
•	Whether or not existing relevant policies are consistent with internationally recognized standards;
•	Whether company facilities and those of its suppliers are monitored and how;
•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;
•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;
•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;
•	The scope of the request; and
•	Deviation from industry sector peer company standards and practices.

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Sustainability and climate change reporting

Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, or how the company may be impacted by climate change. The following factors will be considered:
•
The company’s current level of publicly-available disclosure including if the company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report or other similar report;

•	If the company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame;
•	If the company’s current level of disclosure is comparable to that of its industry peers; and
•	If there are significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.

The following section is a broad summary of the Guidelines, which form the basis of the Policy with respect to non-U.S. public equity investments.  Applying these guidelines is subject to certain regional and country-specific exceptions and modifications and is not inclusive of all considerations in each market.

1.	Operational Items

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:
•	There are concerns about the accounts presented or audit procedures used; or
•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:
•	There are serious concerns about the accounts presented, audit procedures used or audit opinion rendered;
•
The auditors are being changed without explanation; non-audit-related fees are substantial or are in excess of standard annual audit-related fees; or the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Appointment of Statutory Auditors

Vote FOR the appointment or reelection of statutory auditors, unless:
•	There are serious concerns about the statutory reports presented or the audit procedures used;
•	Questions exist concerning any of the statutory auditors being appointed; or
•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:
•             The dividend payout ratio has been consistently low without adequate explanation; or
•             The payout is excessive given the company's financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

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Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

2.	Board of Directors

Director Elections

Vote FOR management nominees in the election of directors, unless:
•	Adequate disclosure has not been provided in a timely manner; or
•	There are clear concerns over questionable finances or restatements; or
•	There have been questionable transactions or conflicts of interest; or
•	There are any records of abuses against minority shareholder interests; or
•	The board fails to meet minimum corporate governance standards. or
•	There are reservations about:
•	Director terms
•	Bundling of proposals to elect directors
•	Board independence
•	Disclosure of named nominees
•	Combined Chairman/CEO
•	Election of former CEO as Chairman of the Board
•	Overboarded directors
•	Composition of committees
•	Director independence
•	Specific concerns about the individual or company, such as criminal wrongdoing or breach of fiduciary responsibilities; or
•
Unless there are other considerations which may include sanctions from government or authority, violations of laws and regulations, or other issues related to improper business practice, failure to replace management, or egregious actions related to service on other boards.

Vote on a CASE-BY-CASE basis in contested elections of directors, e.g., the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.

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Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees.

Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

Classification of directors

Executive Director
•	Employee or executive of the company;
•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)
•	Any director who is attested by the board to be a non-independent NED;
•	Any director specifically designated as a representative of a significant shareholder of the company;
•	Any director who is also an employee or executive of a significant shareholder of the company;
•
Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;
•
Currently provides (or a relative provides) professional services to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•	Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test);
•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;
•	Relative of a current employee of the company or its affiliates;
•	Relative of a former executive of the company or its affiliates;
•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);
•	Founder/co-founder/member of founding family but not currently an employee;
•	Former executive (5 year cooling off period);
•	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered;
•	Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.

Independent NED
•	No material connection, either directly or indirectly, to the company other than a board seat.

Employee Representative
•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

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Discharge of Directors

Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:
•
A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

•
Any legal issues (e.g., civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders may bring legal action against the company or its directors; or
•	Vote on a CASE-BY-CASE basis where a vote against other agenda items are deemed inappropriate.

3.	Compensation

Good pay practices should align management’s interests with long-term shareholder value creation. Detailed disclosure of compensation criteria is required; proof that companies follow the criteria should be evident.  Compensation practices should allow a company to attract and retain proven talent.  Some examples of poor pay practices include: abnormally large bonus payouts without justifiable performance linkage or proper disclosure, egregious employment contracts, excessive severance and/or change in control provisions,  repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval, and excessive perquisites.

Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

4.	Board Structure

Vote FOR proposals to fix board size.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

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Chairman CEO combined role (for applicable markets)

GSAM will generally recommend a vote AGAINST shareholder proposals requiring that the chairman’s position be filled by an independent director, if the company satisfies 3 of the 4 following criteria:
•	2/3 independent board, or majority in countries where employee representation is common practice;
•	A designated, or a rotating, lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;
•	Fully independent key committees; and/or
•	Established, publicly disclosed, governance guidelines and director biographies/profiles.

5.	Capital Structure

Share Issuance Requests

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Increases in Authorized Capital
Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:
•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet guidelines for the purpose being proposed; or
•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional supervoting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.

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Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

GSAM will generally recommend FOR share repurchase programs if the terms comply with the following criteria:
•	A repurchase limit of up to 10 percent of outstanding issued share capital;
•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and
•	Duration of no more than 5 years, or such lower threshold as may be set by applicable law, regulation, or code of governance best practice.

In markets where it is normal practice not to provide a repurchase limit, the proposal will be evaluated based on the company’s historical practice. In such cases, the authority must comply with the following criteria:
•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and
•	Duration of no more than 5 years.

In addition, vote AGAINST any proposal where:
•	There is clear evidence of abuse;
•	There is no safeguard against selective buybacks;
•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

Reissuance of Repurchased Shares

Vote CASE-BY-CASE on requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

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6.	Other

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following based on publicly available information:

•	Valuation;
•	Market reaction;
•	Strategic rationale;
•	Management’s track record of successful integration of historical acquisitions;
•	Presence of conflicts of interest; and
•	Governance profile of the combined company.

Mandatory Takeover Bid Waivers

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Antitakeover Mechanisms

Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities

Vote FOR resolutions to expand business activities unless the new business takes the company into inappropriately risky areas.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis.

7.	Environmental, climate change and social issues

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Labor and Human Rights Standards

Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:
•	The degree to which existing relevant policies and practices are disclosed;
•	Whether or not existing relevant policies are consistent with internationally recognized standards;

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•	Whether company facilities and those of its suppliers are monitored and how;
•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;
•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;
•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;
•	The scope of the request; and
•	Deviation from industry sector peer company standards and practices.

Sustainability and climate change reporting

Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, or how the company may be impacted by climate change. The following factors will be considered:
•
The company’s current level of publicly-available disclosure including if the company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report or other similar report;

•	If the company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame;
•	If the company’s current level of disclosure is comparable to that of its industry peers; and
•	If there are significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.

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GUGGENHEIM PARTNERS ASSET MANAGEMENT, LLC

PROXY VOTING POLICIES AND PROCEDURES

I. Introduction/Purpose

Guggenheim Partners Asset Management, LLC (“GPAM”) has adopted these Proxy Voting Policies and Procedures (“Proxy Policies”) to guide how GPAM votes proxies with respect to equity securities held in accounts of its clients. (Note, references herein to “client” shall refer to the various pooled investment vehicles as well as separate accounts for which GPAM acts as manager.)

II. Proxy Voting Responsibilities

The portfolio managers, in conjunction with the Director of Operations (or his designee, shall be responsible for evaluating and voting proxies in accordance with the guidelines hereunder. The portfolio manager, in consultation with the Director of Operations, shall be responsible for identifying any material conflicts of interest on the part of GPAM or its personnel that may affect particular proxy votes and resolving any material conflicts identified. The Director of Operations is responsible for administering, overseeing and recommending updates to these Proxy Policies as may be appropriate from time to time.

In addition, the Director of Operations (in consultation with senior management of GPAM, as may be necessary) shall be responsible for: assisting portfolio managers in analyzing and evaluating particular proposals presented for vote; facilitating when proxies should be voted other than in accordance with the general rules and criteria set forth below; implementing procedures reasonably designed to ensure that proxies are received and voted in a timely manner; and making and keeping all required records with respect to proxies voted by GPAM.

III. Proxy Guidelines

Generally, GPAM will vote proxies in accordance with the following guidelines. These are only guidelines, are not exhaustive and therefore do not cover all potential voting issues. They may be changed or supplemented from time to time. Voting decisions not covered by these guidelines will be made in accordance with other provisions of these Proxy Policies or as may be deemed reasonably appropriate by senior management of GPAM. In addition, because individual matters to be voted and the circumstances of issuers of the securities being voted vary, there may be instances when GPAM will not strictly adhere to these guidelines in making its voting decision. At any time, GPAM may seek voting instructions from its clients.

In reviewing proxy issues, GPAM will apply the following general policies:

 A. Corporate Governance

GPAM will vote for proposals providing for equal access to the proxy materials so that shareholders can express their views on various proxy issues. We also support the appointment of a majority of independent directors on key committees and separating the positions of chairman and chief executive officer.

B. Elections of Directors

Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management-proposed slate of directors. That being said, we may withhold votes for directors who fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote or failure to act on tender offers where a majority of shareholders have tendered their shares.

C. Appointment of Auditors

GPAM will generally support management’s recommendation.

D. Changes in Legal and Capital Structure

Absent a compelling reason to the contrary, GPAM will cast its votes in accordance with the company’s management on such proposals.

E. Corporate Restructurings, Mergers and Acquisitions

GPAM will analyze such proposals on a case-by-case basis, weighing heavily the views of the research analysts who cover the company and the investment professionals managing the portfolios in which the stock is held.

F. Proposals Affecting Shareholder Rights

GPAM will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights. However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.

G. Anti-Takeover Measures

GPAM will generally oppose proposals, regardless of whether they are advanced by management or shareholders, the purpose or effect of which is to entrench management or dilute shareholder ownership. We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans. Furthermore, we will generally oppose proposals put forward by management (including blank check preferred stock, classified boards and supermajority vote requirements) that appear to be intended as management entrenchment mechanisms.

H. Executive Compensation

GPAM will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned. We will generally oppose plans that permit repricing of underwater stock options without shareholder approval.

I. Social and Corporate Responsibility

GPAM will review and analyze on a case-by-case basis proposals relating to social, political and environmental issues to determine whether they will have a financial impact on shareholder value. We will vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.

J.	Matters Not Covered

The Portfolio Manager and Director of Operations shall consider specific proxy voting matters as necessary. The Director of Operations and CCO may also evaluate proxies where we face a potential conflict of interest (as discussed below). Finally, the CCO monitors adherence to these policies.

IV. Conflicts of Interest

GPAM recognizes that there may be a potential conflict of interest when we vote a proxy. To that end, we have implemented additional procedures to ensure that our votes are not the product of a material conflict of interests, including: (i) on an annual basis, the Portfolio Manager, Director of Operations and CCO will take reasonable steps to evaluate the nature of GPAM’s and our employees’ material business and personal relationships (and those of our affiliates) with any company whose equity securities are held in client accounts and any client that has sponsored or has material interest in a proposal upon which we will be eligible to vote; (ii) requiring anyone involved in the decision making process to disclose to the CCO any potential conflict that they are aware of (including personal relationships); (iii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and (iv) where a material conflict of interest exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of a third party research service to ensure that our voting decision is consistent with our clients' best interests.

Because under certain circumstances GPAM considers the recommendation of third party research services, the Director of Operations will take reasonable steps to verify that any third party research service is in fact independent, based on all of the relevant facts and circumstances. This includes among other things, analyzing whether the third party research service: (i) has the capacity and competency to adequately analyze proxy issues; and (ii) can make such recommendations in an impartial manner and in the best interests of our clients.

V. When GPAM May Not Vote Proxies

GPAM may not vote proxies in certain circumstances, including situations where: (a) the securities being voted are no longer held by the client; (b) the proxy and other relevant materials are not received in sufficient time to allow adequate analysis or an informed vote by the voting deadline; or (c) GPAM concludes that the cost of voting the proxy is likely to exceed the expected benefit to the client.

VI. Proxies of Certain Non-U.S. Issuers

Voting proxies of issuers in non-U.S. markets may give rise to a number of administrative issues that may prevent GPAM from voting such proxies. For example, GPAM may receive meeting notices without enough time to fully consider the proxy or after the cut-off date for voting. Other markets require GPAM to provide local agents with power of attorney prior to implementing GPAM’s voting instructions. Although it is GPAM’s policy to seek to vote all proxies for securities held in client accounts for which we have proxy voting authority, in the case of non-U.S. issuers, we vote proxies on a best efforts basis.

VII. Proxy Voting Records

Clients may obtain information about how GPAM voted proxies on their behalf by contacting their GPAM administrative representative. Alternatively, clients may make a written request for proxy voting information to: Mike Sterling, Director of Operations Guggenheim Partners Asset Management, LLC 227 West Monroe Street, 48th Floor, Chicago, IL 60606

VIII. Maintenance of Proxy Voting Records

As required by Rule 204-2 under the Investment Advisers Act of 1940, GPAM will maintain the following records relating to proxy voting for a period of at least six years:

(i)	A copy of these Proxy Policies, as they may be amended from time to time;
(ii)	Copies of proxy statements received regarding client securities, unless these materials are available electronically through the SEC’s EDGAR system;
(iii)	A record of each proxy vote cast on behalf of its clients;
(iv)	A copy of internal documents created by GPAM that were material to making the decision how to vote proxies on behalf of its clients; and
(v)	Each written client request for information on how GPAM voted proxies on behalf of the client and all written responses by GPAM to oral or written client requests for such proxy voting information.

IX. Disclosure

GPAM will provide clients a summary of these Policies, either directly or by delivering to each client of a copy of its Form ADV, Part II that contains a summary, and also will provide clients information on how a client may obtain a copy of the full text of these Proxy Policies and a record of how GPAM has voted the client’s proxies. A copy of these materials will be provided promptly to clients on request.

Herndon Capital
Management

Proxy Voting Policy

Herndon Capital Management, LLC (“HCM”) has a fiduciary obligation to, at all times, place the best interest of advisory clients (e.g. plan participants and beneficiaries) as the sole consideration when voting proxies of portfolio companies.  HCM has retained Glass Lewis & Co. (“GL”) for proxy voting services.  GL will analyze the voting issues and carry out the actual voting process in accordance with its guidelines which have been agreed to by HCM’s Proxy Committee.  Proxy issues receive consideration based on all relevant facts and circumstances.

Some accounts for which HCM is investment manager may wish to retain responsibility for proxy voting or to assign that responsibility to a different investment manager.  Such accounts must either provide HCM with a plan document that expressly precludes HCM from voting proxies or include in the contract that HCM will not vote their proxies.  In the absence of such documentation HCM has the legal responsibility and the obligation to vote for its accounts, and will do so through GL.

Proxy Committee. HCM has established a Proxy Committee.  The Proxy Committee considers its fiduciary responsibility to all clients when addressing proxy issues.  The Proxy Committee has reviewed and agreed with GL’s proxy voting guidelines and instructed them to vote on HCM’s behalf in accordance with those guidelines for HCM’s clients.  As GL amends their guidelines the Proxy Committee will review and based on the agreement of the terms will provide GL voting instruction.

HCM provides GL with the list of accounts and their holdings monthly to ensure that GL has record of the clients and their holdings for proxy purposes.

The Proxy Committee meets at least annually to review any guideline changes from GL, should any exist.

In compliance with the U. S. Department of Labor, the Director of Marketing and Operations maintains applicable records regarding proxy voting for accounts.  The Director of Marketing and Operations can access a report online on any given day. Any voting decision that may require a deviation from the standard policies will be deferred to the Proxy Committee from GL for further analysis and a final decision.  In these rare situations, outside legal counsel may be sought for additional guidance, and reasons for such action will be noted in the committee’s “special” meeting minutes.

ERISA Accounts. It is HCM’s policy to fully comply with ERISA requirements regarding proxy voting.  Some ERISA accounts for which HCM is investment manager may wish to retain responsibility for proxy voting or to assign that responsibility to a different investment manager.  Such accounts must either provide HCM with a plan document that expressly precludes HCM from voting proxies or include in the client agreement that HCM will not vote proxies on their behalf.  In the absence of such documentation HCM has the legal responsibility and the obligation to vote for its ERISA accounts.

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Herndon Capital
Management

Material Conflicts. Regardless of material conflict, HCM through GL will, at all times, vote in the best interest of the client.

Criteria. GL on behalf of HCM votes proxies related to securities held by clients in a manner solely in the interest of the client, which is in accordance with written GL guidelines.  Proxy votes generally will be cast in favor of proposals that maintain or strengthen the shared interest of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the issuer’s board of directors and management, and maintain or increase the rights of shareholders; proxy votes generally will be cast against proposals having the opposite effect.  In voting on each and every issue, GL shall vote in the prudent and diligent fashion and only after a careful evaluation of the issue presented on the ballot.

Checks and Balances. Periodically, HCM will:

1.
Spot check to verify that proxies received have been voted in a manner consistent with the Proxy Voting Policies and Procedures and the guidelines (if any) issued by the client, or in the case of an employee benefit plan, the plan’s trustee or other fiduciaries;

2.	Provide a proxy voting report to those clients that request it; in a manner consistent with the client’s request, which may vary.

HCM through GL will provide investment company clients with the information necessary to comply with filing requirements of Form N-PX on a timely basis.

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Jacobs levy equity management, inc.

Proxy voting policies and procedures

As of May 6, 2010

I.	Policy

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Jacobs Levy has discretion to vote the proxies of its clients, proxies will be voted in the best interests of its clients in accordance with these policies and procedures.

II.	Proxy Voting Procedures

Proxies are obtained through ProxyExchange, a third party application from RiskMetrics used for proxy notification, research and voting. The Chief Compliance Officer is responsible for ensuring proxies are voted in accordance with the Jacobs Levy guidelines. Under his direction, the following procedures are performed:

(a)	Jacobs Levy voting policies along with any custom client voting policies are loaded into ProxyExchange.

(b)	RiskMetrics compares positions between Jacobs Levy and the custodian and any differences are investigated and resolved.

(c)	Ballots are populated automatically by ProxyExchange based on the voting policies previously loaded.

(d)	Manager, Portfolio Administration reviews the populated ballots against the applicable voting policy. The Manager, Portfolio Administration will consult with the Chief Compliance Officer, Chief Administrative Officer, and/or the Principals, if necessary.

(e)	Votes are submitted electronically through ProxyExchange.

Where Jacobs Levy retains a third party to assist in coordinating and voting proxies with respect to client securities, the Chief Financial Officer and the Chief Compliance Officer shall monitor the third party to assure that all proxies are being properly voted and appropriate records are being retained.

III.	Voting Guidelines

Jacobs Levy will vote proxies in the best interests of its clients. Clients can provide specific voting guidelines, which would be implemented for their account. Jacobs Levy believes that voting proxies in accordance with the following guidelines is in the best interests of its clients.

RiskMetrics assigns a proxy issue code to all proxy voting proposals and also issues a voting recommendation. A cumulative listing of RiskMetrics proxy issue codes is maintained by Portfolio Administration. Unless a client has provided specific voting guidelines, Jacobs Levy will vote proxies in accordance with RiskMetrics’ recommendations, except as provided in (a) - (d) below:

(a)	There are specific proxy issues that Jacobs Levy has identified with respect to which it will vote with management and others with respect to which it will vote against management because Jacobs Levy believes the intent is to entrench management or dilute the value or safety of shares to shareholders. A comprehensive listing of these issues is included as Exhibit A.

(b)	It is Jacobs Levy’s belief that it is not its place to make moral, environmental or social decisions for companies and therefore Jacobs Levy intends to vote with management's recommendations on such issues, as management is in a better position to judge the effects of such decisions on the company.

(c)	In certain circumstances, a proxy may include "hidden" additional issues for which Jacobs Levy's position, as noted above, may differ from the overall RiskMetrics recommendation. In these instances, Jacobs Levy will not vote with the RiskMetrics recommendation.

(d)	Any issue with a new RiskMetrics proxy issue code will be forwarded to one of the Principals, the Chief Administrative Officer, the Chief Financial Officer, or the Chief Compliance Officer for review and determination of how the proxy should be voted.

IV.	Conflicts of Interest

(a)	The Chief Compliance Officer will identify any conflicts that exist between the interests of Jacobs Levy and its clients. This examination will include a review of the relationship of Jacobs Levy with the issuer of each security to determine if the issuer is a client of Jacobs Levy or has some other relationship with Jacobs Levy or a client of Jacobs Levy.

(b)	If a material conflict exists, Jacobs Levy will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the clients or whether some alternative action is appropriate, including, without limitation, following the RiskMetrics recommendation.

V.	Disclosure

(a)	Jacobs Levy will disclose in its Form ADV Part II that clients may contact the Chief Compliance Officer, Heath N. Weisberg, via email or telephone at heath.weisberg@jlem.com or (973) 410-9222 in order to obtain information on how Jacobs Levy voted such client's proxies and/or to request a copy of these policies and procedures. If a client requests this information, the Chief Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer; (2) the proposal voted upon; and (3) how Jacobs Levy voted the client's proxy.

(b)	A concise summary of these Proxy Voting Policies and Procedures will be included in Jacobs Levy's Form ADV Part II, and will be updated whenever these policies and procedures are updated. Jacobs Levy's Form ADV Part II will be offered to existing clients annually.

VI.	Recordkeeping

The Manager of Portfolio Administration and Chief Compliance Officer will maintain files relating to Jacobs Levy's proxy voting procedures. Records will be maintained and preserved for at least five years from the end of the fiscal year during which the last entry was made on a record, with certain required records for at least the most recent two years kept in the offices of Jacobs Levy. Records of the following will be included in the files:

(a)	Copies of these proxy voting policies and procedures, and any amendments thereto.

(b)	An electronic copy of each proxy statement that Jacobs Levy receives. In addition, Jacobs Levy may obtain a copy of proxy statements from RiskMetrics.

(c)	An electronic record of each vote that Jacobs Levy casts. In addition, voting records may be obtained from RiskMetrics.

(d)	A copy of any document Jacobs Levy created that was material to making a decision on how to vote proxies, or that memorializes that decision.

(e)	A copy of each written client request for information on how Jacobs Levy voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how Jacobs Levy voted its proxies.

Exhibit A

Voting Policy on Specific Proxy Issues

Management Proposals - Routine/Business

Issue Code	Description	Vote

M0101	Ratify Auditors	For
M0106	Amend Articles/Charter-General Matters	For
M0111	Change Company Name	For
M0117	Designate Inspector or Shareholder Rep. of Minutes of Meetings	For
M0119	Reimburse Proxy Contest Expense	Against
M0124	Approve Stock Dividend Program	For
M0125	Other Business	Against
M0129	Approve Minutes of Meeting	For
M0136	Approve Auditors and Authorize Board to Fix Remuneration of Auditors	For
M1050	Receive Financial Statements and Statutory Reports	For

MANAGEMENT PROPOSALS – DIRECTOR RELATED

Issue Code	Description	Vote

M0201	Elect Directors	For
M0205	Allow Board to Set its Own Size	Against
M0206	Classify the Board of Directors	Against
M0207	Eliminate Cumulative Voting	For
M0215	Declassify the Board of Directors	For
M0218	Elect Directors to Represent Class X Shareholders	For
M0226	Classify Board and Elect Directors	Against

MANAGEMENT PROPOSALS – CAPITALIZATION

Issue Code	Description	Vote

M0304	Increase Authorized Common Stock	For
M0308	Approve Reverse Stock Split	For
M0309	Approve Increase in Common Stock and a Stock Split	For
M0314	Eliminate Preemptive Rights	For
M0316	Amend Votes Per Share of Existing Stock	Against
M0320	Eliminate Class of Preferred Stock	For
M0322	Cancel Company Treasury Shares	For
M0325	Reduce Authorized Common Stock	For
M0374	Approve Reduction in Share Capital	For

Exhibit A

Voting Policy on Specific Proxy Issues

MANAGEMENT PROPOSALS – NON-SALARY COMP.

Issue Code	Description	Vote

M0510	Approve Employee Stock Purchase Plan	For
M0512	Amend Employee Stock Purchase Plan	For
M0534	Approve/Amend 401(k)/Savings Plan	For
M0537	Approve/Amend Supplemental Retirement Plan	For

MANAGEMENT PROPOSALS – ANTI-TAKEOVER RELATED

Issue Code	Description	Vote

M0604	Provide Directors May Only be Removed For Cause	Against
M0605	Adopt or Increase Supermajority Vote Requirement for Amendments	Against
M0606	Adopt or Increase Supermajority Vote Requirement for Mergers	Against
M0607	Adopt or Increase Supermajority Vote Requirement for Removal of Directors	Against
M0608	Reduce Supermajority Vote Requirement	For
M0618	Eliminate Right to Call Special Meeting	Against
M0622	Consider Non-Financial Effects of Mergers	Against
M0627	Permit Board to Amend Bylaws Without Shareholder Consent	Against
M0653	Authorize Board to Issue Shares in the Event of a Public Tender Offer or Share Exchange Offer	Against

SHAREHOLDER PROPOSALS - ROUTINE/BUSINESS

Issue Code	Description	Vote

S0102	Change Date/Time of Annual Meeting	Against
S0106	Initiate Payment of Cash Dividend	Against
S0110	Establish Shareholder Advisory Committee	Against

Exhibit A

Voting Policy on Specific Proxy Issues

SHAREHOLDER PROPOSALS - DIRECTOR RELATED

Issue Code	Description	Vote

S0201	Declassify the Board of Directors	For
S0202	Establish Term Limits for Directors	Against
S0207	Restore or Provide for Cumulative Voting	Against
S0209	Establish Director Stock Ownership Requirement	Against
S0211	Establish Mandatory Retirement Age for Directors	Against
S0214	Remove Existing Directors	Against
S0215	Require Majority of Independent Directors on Board	Against

SHAREHOLDER PROPOSALS - CORP GOVERNANCE

Issue Code	Description	Vote

S0304	Provide for Confidential Voting	For
S0306	Submit All Acquisition Offers for Shareholder Vote	Against
S0307	Restore Preemptive Rights of Shareholders	Against
S0311	Reduce Supermajority Vote Requirement	For
S0320	Submit Preferred Stock Issuance to Vote	For

SHAREHOLDER PROPOSALS - COMPENSATION

Issue Code	Description	Vote

S0501	Restrict Executive Compensation Plan Awards	Against
S0503	Increase Disclosure of Executive Compensation	Against
S0504	Limit Executive Compensation	Against
S0505	Terminate Executive Compensation Plan	Against
S0507	Report on Pay Disparity	Against
S0510	Link Executive Compensation to Social Issues	Against
S0512	Performance-Based/Index Option	Against
S0513	Put Repricing of Stock Options to Shareholder Vote	For
S0519	Establish SERP Policy	Against
S0520	Pay-For-Superior-Performance	Against
S0526	TARP Related Compensation	Against

Exhibit A

Voting Policy on Specific Proxy Issues

SHAREHOLDER PROPOSALS - GENERAL ECONOMIC ISSUES

Issue Code	Description	Vote

S0602	Report of Bank Lending Policies	Against

SHAREHOLDER PROPOSALS - OTHER/MISC.

Issue Code	Description	Vote

S0805	Report on Government Service of Employees	Against
S0806	Report on Charitable Contributions	Against
S0807	Report on Corporate Political Contributions/Activities	Against

26

Global Proxy Voting
Procedures and Guidelines
For North America

2011 Edition

April 1, 2011

JPMorgan Asset Management Corporate Governance

Table of Contents- North America

Part I:	JPMorgan Asset Management Global Proxy-Voting Procedures

	A.	Objective	3
	B.	Proxy Committee	3
	C.	The Proxy Voting Process	3
	D.	Material Conflicts of Interest	5
	E.	Escalation of Material Conflicts of Interest	5
	F.	Recordkeeping	6
		Exhibit A	6

Part II:	JPMorgan Asset Management Proxy-Voting Guidelines

	A.	North America	8-23
		Table of Contents	9-10
		Guidelines	11-23

JPMorgan Asset Management Corporate Governance

Part I:	JPMorgan Asset Management Global Proxy Voting Procedures

A.	Objective

As an investment adviser within JPMorgan Asset Management, each of the entities listed on Exhibit A attached hereto (each referred to individually as a “JPMAM Entity” and collectively as “JPMAM”) may be granted by its clients the authority to vote the proxies of the securities held in client portfolios. In such cases, JPMAM's objective is to vote proxies in the best interests of its clients. To further that objective, JPMAM adopted these Procedures. 1

These Procedures incorporate detailed guidelines for voting proxies on specific types of issues (the “Guidelines”). The Guidelines have been developed and approved by the relevant Proxy Committee (as defined below) with the objective of encouraging corporate action that enhances shareholder value. Because proxy proposals and individual company facts and circumstances may vary, JPMAM may not always vote proxies in accordance with the Guidelines.

B.	Proxy Committee

To oversee the proxy-voting process on an ongoing basis, a Proxy Committee has been established for each global location where proxy-voting decisions are made. Each Proxy Committee is composed of a Proxy Administrator (as defined below) and senior officers from among the Investment, Legal, Compliance and Risk Management Departments. The primary functions of each Proxy Committee are to periodically review general proxy-voting matters; to determine the independence of any third-party vendor which it has delegated proxy voting responsibilities and to conclude that there are no conflicts of interest that would prevent such vendor from providing such proxy voting services prior to delegating proxy responsibilities; review and approve the Guidelines annually; and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues to be implemented by the relevant JPMAM Entity. The Proxy Committee may delegate certain of its responsibilities to subgroups composed of 13 Proxy Committee members. The Proxy Committee meets at least semi-annually, or more frequently as circumstances dictate.

C.	The Proxy Voting Process

JPMAM investment professionals monitor the corporate actions of the companies held in their clients’ portfolios. To assist JPMAM investment professionals with public companies’ proxy voting proposals, a JPMAM Entity may, but shall not be obligated to, retain the services of an independent proxy voting service (“Independent Voting Service”). The Independent Voting Service is assigned responsibility for various functions, which may include one or more of the following: coordinating with client custodians to ensure that all proxy materials are processed in a timely fashion; providing JPMAM with a comprehensive analysis of each proxy proposal and providing JPMAM with recommendations on how to vote each proxy proposal based on the Guidelines or, where no Guideline exists or where the Guidelines require a case-by-case analysis, on the Independent Voting Service’s analysis; and executing the voting of the proxies in accordance with Guidelines and its recommendation, except when a recommendation is overridden by JPMAM, as described below. If those functions are not assigned to an Independent Voting Service, they are performed or coordinated by a Proxy Administrator (as defined below). The Proxy Voting Committee has adopted procedures to identify significant proxies and to recall shares on loan. 2
_______________________
¹ Proxies for the JPMorgan Value Opportunities Fund are voted in accordance with the Fund’s proxy voting policies and not the policies of JPMAM.  The Undiscovered Managers Behavioral Growth Fund, and Undiscovered Managers Behavioral Value Fund, the JPMorgan Access Growth Fund and the JPMorgan Access Balanced Fund vote proxies in accordance with the voting policies of their subadvisers and not the policies of JPMAM.
2The Proxy Voting Committee may determine: (a) not to recall securities on loan if, in its judgment, the negative consequences to clients of recalling the loaned securities would outweigh the benefits of voting in the particular instance or (b) not to vote certain foreign securities positions if, in its judgment, the expense and administrative inconvenience or other burdens outweigh the benefits to clients of voting the securities.

JPMorgan Asset Management Corporate Governance

C.	The Proxy Voting Process - Continued

Situations often arise in which more than one JPMAM client invests in the same company or in which a single client may invest in the same company but in multiple accounts. In those situations, two or more clients, or one client with different accounts, may be invested in strategies having different investment objectives, investment styles, or portfolio managers. As a result, JPMAM may cast different votes on behalf of different clients or on behalf of the same client with different accounts.

Each JPMAM Entity appoints a JPMAM professional to act as a proxy administrator (“Proxy Administrator”) for each global location of such entity where proxy-voting decisions are made. The Proxy Administrators are charged with oversight of these Procedures and the entire proxy-voting process. Their duties, in the event an Independent Voting Service is retained, include the following: evaluating the quality of services provided by the Independent Voting Service; escalating proposals identified by the Independent Voting Service as non-routine, but for which a Guideline exists (including, but not limited to, compensation plans, anti-takeover proposals, reincorporation, mergers, acquisitions and proxy-voting contests) to the attention of the appropriate investment professionals and confirming the Independent Voting Service’s recommendation with the appropriate JPMAM investment professional (documentation of those confirmations will be retained by the appropriate Proxy Administrator); escalating proposals identified by the Independent Voting Service as not being covered by the Guidelines (including proposals requiring a case-by-case determination under the Guidelines) to the appropriate investment professional and obtaining a recommendation with respect thereto; reviewing recommendations of JPMAM investment professionals with respect to proposals not covered by the Guidelines (including proposals requiring a case-by-case determination under the Guidelines) or to override the Guidelines (collectively, “Overrides”); referring investment considerations regarding Overrides to the Proxy Committee, if necessary; determining, in the case of Overrides, whether a material conflict, as described below, exists; escalating material conflicts to the Proxy Committee; and maintaining the records required by these Procedures.

In the event investment professionals are charged with recommending how to vote the proxies, the Proxy Administrator’s duties include the following: reviewing recommendations of investment professionals with respect to Overrides; referring investment considerations regarding such Overrides to the Proxy Committee, if necessary; determining, in the case of such Overrides, whether a material conflict, as described below, exists; escalating material conflicts to the Proxy Committee; and maintaining the records required by these Procedures.

In the event a JPMAM investment professional makes a recommendation in connection with an Override, the investment professional must provide the appropriate Proxy Administrator with a written certification (“Certification”) which shall contain an analysis supporting his or her recommendation and a certification that he or she (A) received no communication in regard to the proxy that would violate either the J.P. Morgan Chase (“JPMC”) Safeguard Policy (as defined below) or written policy on information barriers, or received any communication in connection with the proxy solicitation or otherwise that would suggest the existence of an actual or potential conflict between JPMAM’S interests and that of its clients and (B) was not aware of any personal or other relationship that could present an actual or potential conflict of interest with the clients’ interests.

JPMorgan Asset Management Corporate Governance

D.	Material Conflicts of Interest

The U.S. Investment Advisers Act of 1940 requires that the proxy-voting procedures adopted and implemented by a U.S. investment adviser include procedures that address material conflicts of interest that may arise between the investment adviser’s interests and those of its clients. To address such material potential conflicts of interest, JPMAM relies on certain policies and procedures. In order to maintain the integrity and independence of JPMAM’s investment processes and decisions, including proxy-voting decisions, and to protect JPMAM’s decisions from influences that could lead to a vote other than in its clients’ best interests, JPMC (including JPMAM) adopted a Safeguard Policy, and established formal informational barriers designed to restrict the flow of information from JPMC's securities, lending, investment banking and other divisions to JPMAM investment professionals. The information barriers include, where appropriate: computer firewalls; the establishment of separate legal entities; and the physical separation of employees from separate business divisions. Material conflicts of interest are further avoided by voting in accordance with JPMAM’s predetermined Guidelines. When an Override occurs, any potential material conflict of interest that may exist is analyzed in the process outlined in these Procedures.

Examples of such material conflicts of interest that could arise include circumstances in which: (i) management of a JPMAM investment management client or prospective client, distributor or prospective distributor of its investment management products, or critical vendor, is soliciting proxies and failure to vote in favor of management may harm JPMAM's relationship with such company and materially impact JPMAM's business; or (ii) a personal relationship between a JPMAM officer and management of a company or other proponent of a proxy proposal could impact JPMAM’s voting decision.

E.	Escalation of Material Conflicts of Interest

When an Override occurs, the investment professional must complete the Certification and the Proxy Administrator will review the circumstances surrounding such Certification. When a potential material conflict of interest has been identified, the Proxy Administrator, in consultation with a subgroup of the Proxy Committee, will evaluate the potential conflict and determine whether an actual material conflict of interest exists. That subgroup shall include a Proxy Committee member from the Investment Department and one or more Proxy Committee members from the Legal, Compliance or Risk Management Departments. In the event that the Proxy Administrator and the subgroup of the Proxy Committee determine that an actual material conflict of interest exists, they shall make a recommendation on how the relevant JPMAM Entity shall vote the proxy. Sales and marketing professionals will be precluded from participating in the decision-making process.

Depending upon the nature of the material conflict of interest, JPMAM, in the course of addressing the material conflict, may elect to take one or more of the following measures, or other appropriate action:
•	removing certain JPMAM personnel from the proxy voting process;
•	“walling off” personnel with knowledge of the material conflict to ensure that such personnel do not influence the relevant proxy vote;
•	voting in accordance with the applicable Guidelines, if any, if the application of the Guidelines would objectively result in the casting of a proxy vote in a predetermined manner; or
•	deferring the vote to the Independent Voting Service, if any, which will vote in accordance with its own recommendation.

The resolution of all potential and actual material conflict issues will be documented in order to demonstrate that JPMAM acted in the best interests of its clients.

JPMorgan Asset Management Corporate Governance

F.	Recordkeeping

JPMAM is required to maintain in an easily accessible place for seven (7) years all records relating to the proxy voting process. Those records include the following:

•	a copy of the JPMAM Proxy Voting Procedures and Guidelines;
•	a copy of each proxy statement received on behalf of JPMAM clients;
•	a record of each vote cast on behalf of JPMAM client holdings;
•	a copy of all documents created by JPMAM personnel that were material to making a decision on the voting of client securities or that memorialize the basis of the decision;
•	a copy of the documentation of all dialogue with issuers and JPMAM personnel created by JPMAM personnel prior to the voting of client securities; and
•
a copy of each written request by a client for information on how JPMAM voted proxies on behalf of the client, as well as a copy of any written response by JPMAM to any request by a JPMAM client for information on how JPMAM voted proxies on behalf of our client.

It should be noted that JPMAM reserves the right to use the services of the Independent Voting Service to maintain certain required records in accordance with all applicable regulations.

Exhibit A

JPMorgan Chase Bank , NA
J.P. Morgan Asset Management (UK) Limited
J.P. Morgan Investment Management Inc.
JF Asset Management Limited
JF Asset Management (Singapore) Limited
JF International Management Inc.
Security Capital Research & Management Incorporated
Bear Stearns Asset management

JPMorgan Asset Management Corporate Governance

Part II: Proxy Voting Guidelines

JPMAM is a global asset management organization with the capabilities to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region, our proxy voting guidelines have been customized for each region to take into account such variations.

JPMAM currently has four sets of proxy voting guidelines covering the regions of (1) North America, (2) Europe, Middle East, Africa, Central America and South America (3) Asia (ex-Japan) and (4) Japan, respectively. Notwithstanding the variations among the guidelines, all of these guidelines have been designed with the uniform objective of encouraging corporate action that enhances shareholder value. As a general rule, in voting proxies of a particular security, each JPMAM Entity will apply the guidelines of the region in which the issuer of such security is organized.

In March 2007, JPMAM signed the Principles for Responsible Investment, an initiative of the UN Secretary-General.

JPMorgan Asset Management Corporate Governance

Part II.A: North America Proxy Voting

JPMorgan Asset Management Corporate Governance

Part II.A: North America Guidelines Table of Contents

1.	Uncontested Director Elections		11

2.	Proxy Contests		11
	a.	Election of Directors	11
	b.	Reimburse Proxy Solicitation Expenses	11

3.	Ratification of Auditors		12

4.	Proxy Contest Defenses		13-14
	a.	Board Structure: Staggered vs. Annual Elections	13
	b.	Shareholder Ability to Remove Directors	13
	c.	Cumulative Voting	13
	d.	Shareholder Ability to Call Special Meeting	14
	e.	Shareholder Ability to Act by Written Consent	14
	f.	Shareholder Ability to Alter the Size of the Board	14

5.	Tender Offer Defenses		14-15
	a.	Poison Pills	14
	b.	Fair Price Provisions	14
	c.	Greenmail	14
	d.	Unequal Voting Rights	14
	e.	Supermajority Shareholder Vote Requirement to Amend Charter or Bylaws	15
	f.	Supermajority Shareholder Vote Requirement to Approve Mergers	15

6.	Miscellaneous Board Provisions		15-16
	a.	Separate Chairman and CEO Positions	15
	b.	Lead Directors and Executive Sessions	15
	c.	Majority of Independent Directors	15
	d.	Stock Ownership Requirements	16
	e.	Term of Office	16
	f.	Director and Officer Indemnification and Liability Protection	16
	g.	Board Size	16
	h.	Majority Vote Standard	16

7.	Miscellaneous Governance Provisions		16-17
	a.	Independent Nominating Committee	16
	b.	Confidential Voting	16
	c.	Equal Access	16
	d.	Bundled Proposals	16
	e.	Charitable Contributions	16
	f.	Date/Location of Meeting	17
	g.	Include Nonmanagement Employees on Board	17
	h.	Adjourn Meeting if Votes are Insufficient	17
	i.	Other Business	17
	j.	Disclosure of Shareholder Proponents	17

8.	Capital Structure		17-18
	a.	Common Stock Authorization	17
	b.	Stock Distributions: Splits and Dividends	17
	c.	Reverse Stock Splits	17
	d.	Blank Check Preferred Authorization	17
	e.	Shareholder Proposals Regarding Blank Check Preferred Stock	17
	f.	Adjustments to Par Value of Common Stock	18
	g.	Restructurings/Recapitalizations	18
	h.	Share Repurchase Programs	18
	i.	Targeted Share Placements	18

JPMorgan Asset Management Corporate Governance

Part II.A: North America Guidelines Table of Contents

9.	Executive and Director Compensation		18-20
	a.	Stock-based Incentive Plans	18
	b.	Approval of Cash or Cash-and-Stock Bonus Plans	19
	c.	Shareholder Proposals to Limit Executive and Director Pay	19
	d.	Say on Pay	19
	e.	Golden and Tin Parachutes	19
	f.	401(k) Employee Benefit Plans	19
	g.	Employee Stock Purchase Plans	20
	h.	Option Expensing	20
	i.	Option Repricing	20
	j.	Stock Holding Periods	20
	k.	Transferable Stock Options
	l.	Recoup Bonuses	20

10.	Incorporation		20
	a.	Reincorporation Outside of the United States	20
	b.	Voting on State Takeover Statutes	20
	c.	Voting on Reincorporation Proposals	20

11.	Mergers and Corporate Restructurings		20-21
	a.	Mergers and Acquisitions	20
	b.	Nonfinancial Effects of a Merger or Acquisition	20
	c.	Corporate Restructuring	21
	d.	Spin-offs	21
	e.	Asset Sales	21
	f.	Liquidations	21
	g.	Appraisal Rights	21
	h.	Changing Corporate Name	21

12.	Social and Environmental Issues		21-23
	a.	Energy and Environment	21
	b.	Military Business	22
	c.	International Labor Organization Code of Conduct	22
	d.	Promote Human Rights in China, Nigeria, and Burma	22
	e.	World Debt Crisis	22
	f.	Equal Employment Opportunity and Discrimination	22
	g.	Animal Rights	22
	h.	Product Integrity and Marketing	22
	i.	Human Resources Issues	22
	j.	Link Executive Pay with Social and/or Environmental Criteria	23
	k.	High Risk Markets	23
	l.	Political Contributions	23

13.	Foreign Proxies		23

14.	Pre-Solicitation Contact		23

JPMorgan Asset Management Corporate Governance

Part II.A: North America Guidelines

1.	Uncontested Director Elections
Votes on director nominees should be made on a case-by-case (for) basis. Votes generally will be WITHHELD from directors who:

1) attend less than 75 percent of the board and committee meetings without a valid excuse for the absences; or

2) adopt or renew a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, do not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue.

3) are inside or affiliated outside directors and sit on the audit, compensation, or nominating committees; or

4) ignore a shareholder proposal that is approved by a i) majority of the shares outstanding, or ii) majority of the votes cast for two consecutive years; or

5) are inside or affiliated outside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees; or

6) WITHHOLD votes from insiders and affiliated outsiders on boards that are not at least majority independent; or

7) WITHHOLDING from directors who are CEOs of publicly-traded companies who serve on more than three public boards and all other directors who serve on more than four public company boards.

8) WITHHOLD votes from compensation committee members where there is a pay-for performance disconnect for Russell 3000 companies. (See 9a – Stock-Based Incentive Plans, last paragraph). WITHHOLD votes from compensation committee members if the company does not submit one-time transferable stock options to shareholders for approval.

9) WITHHOLD votes from audit committee members in circumstances in which there is evidence (such as audit reports or reports mandated under the Sarbanes Oxley Act) that there exists material weaknesses in the company’s internal controls.

10) WITHHOLD votes from compensation committee members who were present at the time of the grant of backdated options or options the pricing or the timing of which we believe may have been manipulated to provide additional benefits to executives.

11) Vote case by case for shareholder proposals requesting companies to amend their bylaws in order to create access to the proxy so as to nominate candidates for directors.
We recognize the importance of shareholder access to the ballot process as a means to ensure that boards do not become self-perpetuating and self-serving. However, we are also aware that some proposals may promote certain interest groups and could be disruptive to the nomination process.

Special attention will be paid to companies that display a chronic lack of shareholder accountability.

2.	Proxy Contests
2a. Election of Directors
Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors: long-term financial performance of the subject company relative to its industry; management’s track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

2b. Reimburse Proxy Solicitation Expenses
Decisions to provide full reimbursement for dissidents waging a proxy contest should be made on a case-by-case basis.

JPMorgan Asset Management Corporate Governance

3.	Ratification of Auditors
Vote for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position.

Generally vote against auditor ratification and withhold votes from Audit Committee members if non-audit fees exceed audit fees.

Vote case-by-case on auditor Rotation Proposals: tenure of Audit Firm; establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price; length of the rotation period advocated in the proposal; significant audit related issues; and number of annual Audit Committee meetings held and the number of financial experts that serve on the Audit Committee.

Generally vote against auditor indemnification and limitation of liability; however we recognize there may be situations where indemnification and limitations on liability may be appropriate.

JPMorgan Asset Management Corporate Governance

4.	Proxy Contest Defenses
4a. Board Structure: Staggered vs. Annual Elections
Proposals regarding classified boards will be voted on a case-by-case basis. Classified boards normally will be supported if the company’s governing documents contain each of the following provisions:

1) Majority of board composed of independent directors,

2) Nominating committee composed solely of independent directors,

3) Do not require more than a two-thirds shareholders’ vote to remove a director, revise any bylaw or revise any classified board provision,

4) Confidential voting (however, there may be a provision for suspending confidential voting during proxy contests),

5) Ability of shareholders to call special meeting or to act by written consent with 90 days’ notice,

6) Absence of superior voting rights for one or more classes of stock,

7) Board does not have the sole right to change the size of the board beyond a stated range that has been approved by shareholders, and

8) Absence of shareholder rights plan that can only be removed by the incumbent directors (dead-hand poison pill).

4b. Shareholder Ability to Remove Directors
Vote against proposals that provide that directors may be removed only for cause.

Vote for proposals to restore shareholder ability to remove directors with or without cause.

Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote for proposals that permit shareholders to elect directors to fill board vacancies.

4c. Cumulative Voting
Cumulative voting proposals will be voted on a case-by-case basis. If there are other safeguards to ensure that shareholders have reasonable access and input into the process of nominating and electing directors, cumulative voting is not essential. Generally, a company’s governing documents must contain the following provisions for us to vote against restoring or providing for cumulative voting:

1) Annually elected board,

2) Majority of board composed of independent directors,

3) Nominating committee composed solely of independent directors,

4) Confidential voting (however, there may be a provision for suspending confidential voting during proxy contests),

5) Ability of shareholders to call special meeting or to act by written consent with 90 days’ notice,

6) Absence of superior voting rights for one or more classes of stock,

7) Board does not have the sole right to change the size of the board beyond a stated range that has been approved by shareholders, and

8) Absence of shareholder rights plan that can only be removed by the incumbent directors (dead- hand poison pill).

JPMorgan Asset Management Corporate Governance

4d. Shareholder Ability to Call Special Meeting
Vote against proposals to restrict or prohibit shareholder ability to call special meetings so long as the ability to call special meetings requires the affirmative vote of less than 15% of the shares outstanding. The ability to call special meetings enables shareholders to remove directors or initiate a shareholder resolution without having to wait for the next scheduled meeting,should require more than a de minimus number of shares to call the meeting and subject the company to the expense of a shareholder meeting.

Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

4e. Shareholder Ability to Act by Written Consent
We generally vote for proposals to restrict or prohibit shareholder ability to take action by written consent. The requirement that all shareholders be given notice of a shareholders’ meeting and matters to be discussed therein seems to provide a reasonable protection of minority shareholder rights.

We generally vote against proposals to allow or facilitate shareholder action by written consent.

4f. Shareholder Ability to Alter the Size of the Board
Vote for proposals that seek to fix the size of the board.

Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

5.	Tender Offer Defenses
5a. Poison Pills
Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Review on a case-by-case basis shareholder proposals to redeem a company’s poison pill. Studies indicate that companies with a rights plan secure higher premiums in hostile takeover situations.

Review on a case-by-case basis management proposals to ratify a poison pill. We generally look for shareholder friendly features including a two- to three-year sunset provision, a permitted bid provision, a 20 percent or higher flip-in provision, and the absence of dead-hand features.

If the board refuses to redeem the pill 90 days after an offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

5b. Fair Price Provisions
Vote proposals to adopt fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

5c. Greenmail
Vote for proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

5d. Unequal Voting Rights
Generally, vote against dual-class recapitalizations as they offer an effective way for a firm to thwart hostile takeovers by concentrating voting power in the hands of management or other insiders.

Vote for dual-class recapitalizations when the structure is designed to protect economic interests of investors.

JPMorgan Asset Management Corporate Governance

5e. Supermajority Shareholder Vote Requirement to Amend Charter or Bylaws
Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments. Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company.

Vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

5f. Supermajority Shareholder Vote Requirement to Approve Mergers
Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations. Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company.

Vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

6.	Miscellaneous Board Provisions
6a. Separate Chairman and CEO Positions
We will generally vote for proposals looking to separate the CEO and Chairman roles unless the company has governance structures in place that can satisfactorily counterbalance a combined chairman and CEO/president post. Such a structure should include most or all of the following:

•	Designated lead director, appointed from the ranks of the independent board members with clearly delineated duties. At a minimum these should include:

(1)	Presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors,

(2)	Serves as liaison between the chairman and the independent directors,

(3)	Approves information sent to the board,

(4)	Approves meeting agendas for the board,

(5)	Approves meeting schedules to assure that there is sufficient time for discussion of all agenda items,

(6)	Has the authority to call meetings of the independent directors, and

(7)	If requested by major shareholders, ensures that he is available for consultation and direct communication;

•	2/3 of independent board;

•	All-independent key committees;

•	Committee chairpersons nominated by the independent directors;

•	CEO performance is reviewed annually by a committee of outside directors; and

•	Established governance guidelines.

Additionally, the company should not have underperformed its peers and index on a one-year and three-year basis, unless there has been a change in the Chairman/CEO position within that time. Performance will be measured according to shareholder returns against index and peers.

6b. Lead Directors and Executive Sessions
In cases where the CEO and Chairman roles are combined, we will vote for the appointment of a "lead" (non-insider) director and for regular "executive" sessions (board meetings taking place without the CEO/Chairman present).

6c. Majority of Independent Directors
We generally vote for proposals that call for the board to be composed of a majority of independent directors. We believe that a majority of independent directors can be an important factor in facilitating objective decision making and enhancing accountability to shareholders.

Vote for shareholder proposals requesting that the board’s audit, compensation, and/or nominating committees include independent directors exclusively.

JPMorgan Asset Management Corporate Governance

Generally vote for shareholder proposals asking for a 2/3 independent board.

6d. Stock Ownership Requirements
Vote for shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board, so long as such minimum amount is not excessive or unreasonable.

6e. Term of Office
Vote against shareholder proposals to limit the tenure of outside directors. Term limits pose artificial and arbitrary impositions on the board and could harm shareholder interests by forcing experienced and knowledgeable directors off the board.

6f. Director and Officer Indemnification and Liability Protection
Proposals concerning director and officer indemnification and liability protection should be evaluated on a case-by-case basis.

Vote against proposals to limit or eliminate director and officer liability for monetary damages for violating the relevant duty of care.

Vote against indemnification proposals that would expand coverage beyond legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

Vote for proposals that provide such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful only if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the company’s best interests, and (2) the director’s legal expenses would be covered.

6g. Board Size
Vote for proposals to limit the size of the board to 15 members.

6h. Majority Vote Standard
We would generally vote for proposals asking for the board to initiate the appropriate process to amend the company’s governance documents (certificate of incorporation or bylaws) to provide that director nominees shall be elected by the affirmative vote of the majority of votes cast at an annual meeting of shareholders. We would generally review on a case-by-case basis proposals that address alternative approaches to a majority vote requirement.

7.	Miscellaneous Governance Provisions
7a. Independent Nominating Committee
Vote for the creation of an independent nominating committee.

7b. Confidential Voting
Vote for shareholder proposals requesting that companies adopt confidential voting, use  independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

Vote for management proposals to adopt confidential voting.

7c. Equal Access
Vote for shareholder proposals that would give significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees and to nominate their own candidates to the board.

7d. Bundled Proposals
Review on a case-by-case basis bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances where the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

7e. Charitable Contributions
Vote against shareholder proposals regarding charitable contributions. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

JPMorgan Asset Management Corporate Governance

7f. Date/Location of Meeting
Vote against shareholder proposals to change the date or location of the shareholders’ meeting. No one site will meet the needs of all shareholders.

7g. Include Nonmanagement Employees on Board
Vote against shareholder proposals to include nonmanagement employees on the board. Constituency representation on the board is not supported, rather decisions are based on director qualifications.

7h. Adjourn Meeting if Votes are Insufficient
Vote for proposals to adjourn the meeting when votes are insufficient. Management has additional opportunities to present shareholders with information about its proposals.

7i. Other Business
Vote for proposals allowing shareholders to bring up “other matters” at shareholder meetings.

7j. Disclosure of Shareholder Proponents
Vote for shareholder proposals requesting that companies disclose the names of shareholder proponents. Shareholders may wish to contact the proponents of a shareholder proposal for additional information.

8.	Capital Structure
8a. Common Stock Authorization
Review proposals to increase the number of shares of common stock authorized for issue on a case-by-case basis.

Vote against proposals to increase the number of authorized shares of a class of stock that has superior voting rights in companies that have dual-class capital structure.

8b. Stock Distributions: Splits and Dividends
Vote for management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company’s industry and performance as measured by total shareholder returns.

8c. Reverse Stock Splits
Vote for management proposals to implement a reverse stock split that also reduces the number of authorized common shares to a level where the number of shares available for issuance is not excessive given a company’s industry and performance in terms of shareholder returns.

Vote case-by-case on proposals to implement a reverse stock split that does not proportionately reduce the number of shares authorized for issue.

8d. Blank Check Preferred Authorization
Vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

Vote for proposals to create “blank check” preferred stock in cases when the company expressly states that the stock will not be used as a takeover device.

Vote for proposals to authorize preferred stock in cases when the company specifies voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance as measured by total shareholder returns.

8e. Shareholder Proposals Regarding Blank Check Preferred Stock
Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

JPMorgan Asset Management Corporate Governance

8f. Adjustments to Par Value of Common Stock
Vote for management proposals to reduce the par value of common stock. The purpose of par value is to establish the maximum responsibility of a shareholder in the event that a company becomes insolvent.

8g. Restructurings/Recapitalizations
Review proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan or if the company is in danger of being delisted on a case-by-case basis. Consider the following issues:

Dilution—How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

Change in Control—Will the transaction result in a change in control of the company?

Bankruptcy—Generally, approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

8h. Share Repurchase Programs
Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

8i. Targeted Share Placements
These shareholder proposals ask companies to seek stockholder approval before placing 10% or more of their voting stock with a single investor. The proposals are in reaction to the placement by various companies of a large block of their voting stock in an ESOP, parent capital fund or with a single friendly investor, with the aim of protecting themselves against a hostile tender offer. These proposals are voted on a case by case basis after reviewing the individual situation of the company receiving the proposal.

9.	Executive and Director Compensation
9a. Stock-based Incentive Plans
Votes with respect to compensation plans should be determined on a case-by-case basis. The analysis of compensation plans focuses primarily on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders). Other matters included in our analysis are the amount of the company's outstanding stock to be reserved for the award of stock options, whether the exercise price of an option is less than the stock's fair market value at the date of the grant of the options, and whether the plan provides for the exchange of outstanding options for new ones at lower exercise prices. Every award type is valued. An estimated dollar cost for the proposed plan and all continuing plans is derived. This cost, dilution to shareholders’ equity, will also be expressed as a percentage figure for the transfer of shareholder wealth and will be considered along with dilution to voting power.

Once the cost of the plan is estimated, it is compared to a company-specific dilution cap. The allowable cap is industry-specific, market cap-based, and pegged to the average amount paid by companies performing in the top quartile of their peer groupings. To determine allowable caps, companies are categorized according to standard industry code (SIC) groups. Top quartile performers for each group are identified on the basis of five-year total shareholder returns. Industry-specific cap equations are developed using regression analysis to determine those variables that have the strongest correlation to shareholder value transfer. Industry equations are used to determine a company-specific allowable cap; this is accomplished by plugging company specific data into the appropriate industry equation to reflect size, performance, and levels of cash compensation.

Votes are primarily determined by this quantitative analysis. If the proposed plan cost is above the allowable cap, an against vote is indicated. If the proposed cost is below the allowable cap, a vote for the plan is indicated unless the plan violates the repricing guidelines. If the company has a history of repricing options or has the express ability to reprice underwater stock options without first securing shareholder approval under the proposed plan, the plan receives an against vote—even in cases where the plan cost is considered acceptable based on the quantitative analysis.

We vote against equity plans that have high average three year burn rates, unless the company has publicly committed to reduce the burn rate to a rate that is comparable to its peer group (as determined by JPMAM). JPMAM defines high average three-year burn rate as the following: the company’s most recent three-year burn rate exceeds one standard deviation by Russell 3000 index and non-Russell 3000 index; the company’s most recent three-year burn rate exceeds two percent of common shares outstanding.

JPMorgan Asset Management Corporate Governance

Review case by case stock based plans for companies which rely heavily upon stock for incentive compensation. These companies include high growth and financial services companies where threshhold tests fall within 5% of either threshold test (burn rate and /or shareholder transfer value tests).

9a. Stock-based Incentive Plans
For companies in the Russell 3000 we will generally vote against a plan and/or withhold from members of the compensation committee, when there is a disconnect between the CEO’s pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on. Specifically, if the company has negative one- and three-year total shareholder returns, and its CEO also had an increase in total direct compensation from the prior year, it would signify a disconnect in pay and performance. If more than half of the increase in total direct compensation is attributable to the equity component, we would generally recommend against the equity plan in which the CEO participates.

9b. Approval of Cash or Cash-and-Stock Bonus Plans
Vote for cash or cash-and-stock bonus plans to exempt the compensation from limits on deductibility under the provisions of Section 162(m) of the Internal Revenue Code.

9c. Shareholder Proposals to Limit Executive and Director Pay
Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.

Review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay.

Review on a case-by-case basis shareholder proposals for performance pay such as indexed or premium priced options if a company has a history of oversized awards and one-, two- and three-year returns below its peer group.

9d. Say on Pay – Advisory Vote
Review on a casy-by-case basis executive pay and practices as well as certain aspects of outside director compensation.

Say on Pay - Frequency
JPMAM will review compensation versus long/term performance on an annual basis.

9e. Golden and Tin Parachutes
Review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes. Favor golden parachutes that limit payouts to two times base salary, plus guaranteed retirement and other benefits.

Change-in-control payments should only be made when there is a significant change in company ownership structure, and when there is a loss of employment or substantial change in job duties associated with the change in company ownership structure (“double-triggered”). Change-in-control provisions should exclude excise tax gross-up and eliminate the acceleration of vesting of equity awards upon a change in control unless provided under a double-trigger scenario.

Generally vote case-by-case for proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.

9f. 401(k) Employee Benefit Plans
Vote for proposals to implement a 401(k) savings plan for employees.

JPMorgan Asset Management Corporate Governance

9g. Employee Stock Purchase Plans
Vote for qualified employee stock purchase plans with the following features: the purchase price is at least 85 percent of fair market value; the offering period is 27 months or less; and potential voting power dilution (shares allocated to the plan as a percentage of outstanding shares) is ten percent or less.

Vote for nonqualified employee stock purchase plans with the following features: broad-based participation (i.e., all employees of the company with the exclusion of individuals with five percent or more of beneficial ownership of the company); limits on employee contribution, which may be a fixed dollar amount or expressed as a percentage of base salary; company matching contribution up to 25 percent of the employee’s contribution, which is effectively a discount of 20 percent from market value; and no discount on the stock price on the date of purchase since there is a company matching contribution

9h. Option Expensing
Generally, vote for shareholder proposals to expense fixed-price options.

9i. Option Repricing
In most cases, we take a negative view of option repricings and will, therefore, generally vote against such proposals. We do, however, consider the granting of new options to be an acceptable alternative and will generally support such proposals.

9j. Stock Holding Periods
Generally vote against all proposals requiring executives to hold the stock received upon option exercise for a specific period of time.

9k. Transferable Stock Options
Review on a case-by-case basis proposals to grant transferable stock options or otherwise permit the transfer of outstanding stock options, including cost of proposal and alignment with shareholder interests.

9l. Recoup Bonuses
Vote case-by-case on shareholder proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation.

10.	Incorporation
10a. Reincorporation Outside of the United States
Review on a case-by-case basis proposals to reincorporate the company outside of the U.S.

10b. Voting on State Takeover Statutes
Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).
10c. Voting on Reincorporation Proposals
Proposals to change a company’s state of incorporation should be examined on a case-by-case basis. Review management’s rationale for the proposal, changes to the charter/bylaws, and differences in the state laws governing the companies.

11.	Mergers and Corporate Restructurings
11a. Mergers and Acquisitions
Votes on mergers and acquisitions should be considered on a case-by-case basis, taking into account factors including the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

11b. Nonfinancial Effects of a Merger or Acquisition
Some companies have proposed a charter provision which specifies that the board of directors may examine the nonfinancial effect of a merger or acquisition on the company. This provision would allow the board to evaluate the impact a proposed change in control would have on employees, host communities, suppliers and/or others. We generally vote against proposals to adopt such charter provisions. We feel it is the directors' fiduciary duty to base decisions solely on the financial interests of the shareholders.

JPMorgan Asset Management Corporate Governance

11c. Corporate Restructuring
Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, “going private” proposals, spin-offs, liquidations, and asset sales, should be considered on a case-by-case basis.

11d. Spin-offs
Votes on spin-offs should be considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

11e. Asset Sales
Votes on asset sales should be made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

11f. Liquidations
Votes on liquidations should be made on a case-by-case basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

11g. Appraisal Rights
Vote for proposals to restore, or provide shareholders with, rights of appraisal. Rights of appraisal provide shareholders who are not satisfied with the terms of certain corporate transactions the right to demand a judicial review in order to determine a fair value for their shares.

11h. Changing Corporate Name
Vote for changing the corporate name.

12.	Social and Environmental Issues

We believe that a company’s environmental policies may have a long-term impact on the company’s financial performance. We believe that good corporate governance policies should consider the impact of company operations on the environment and the cost of compliance with laws and regulations relating to environmental matters, physical damage to the environment (including the costs of clean-ups and repairs), consumer preferences and capital investments related to climate change. Furthermore, we believe that corporate shareholders have a legitimate need for information to enable them to evaluate the potential risks and opportunities that climate change and other environmental matters pose to the company’s operations, sales and capital investments. Therefore, we generally encourage a level of reporting that is not unduly costly or burdensome, but which provides sufficient information to enable shareholders to evaluate the company’s environmental policies and performance. At the same time, we recognize that, in some cases, a company may already be providing current, publicly-available information on the possible impact that climate change will have on the company, as well as associated policies and procedures that address the risks and opportunities to the company, or a shareholder proposal may seek a level of disclosure that exceeds that provided by the company’s industry peers and that may put the company at a competitive disadvantage.

12a. Energy and Environment
Vote case-by-case on proposals that request companies to subscribe to the CERES Principles.

Vote for proposals that request companies to outline their preparedness to comply with the Kyoto Protocol.

Vote case-by-case on disclosure reports that seek additional information.

Vote case-by-case on proposals that request a report on greenhouse gas emissions from company operations and/or products.

JPMorgan Asset Management Corporate Governance

Vote case-by-case on proposals that request a report on the impact of climate change on the company’s operations and/or products.

Vote case-by-case on proposals seeking additional information on other environmental matters affecting the company, its operations and/or its products.

Vote case-by-case on proposals requesting a company report on its energy efficiency policies.

12b. Military Business
Vote case-by-case on defense issue proposals.

Vote case-by-case on disclosure reports that seek additional information on military-related operations.

12c. International Labor Organization Code of Conduct
Vote case-by-case on proposals to endorse international labor organization code of conducts.

Vote case-by-case on disclosure reports that seek additional information on company activities in this area.

12d. Promote Human Rights in China, Nigeria, the Sudan and Burma
Vote case-by-case on proposals to promote human rights in countries such as China, Nigeria, the Sudan and Burma.

Vote case-by-case on disclosure reports that seek additional information on company activities regarding human rights.

12e. World Debt Crisis
Vote case-by-case on proposals dealing with third world debt.

Vote case-by-case on disclosure reports regarding company activities with respect to third world debt.

12f. Equal Employment Opportunity and Discrimination
Vote case-by-case on proposals regarding equal employment opportunities and discrimination.

Vote case-by-case on disclosure reports that seek additional information about affirmative action efforts, particularly when it appears that companies have been unresponsive to shareholder requests.

12g. Animal Rights
Vote case-by-case on proposals that deal with animal rights.

12h. Product Integrity and Marketing
Vote case-by-case on proposals that ask companies to end their production of legal, but socially questionable, products.

Vote case-by-case on disclosure reports that seek additional information regarding product integrity and marketing issues.

Vote case-by-case on resolutions requesting the disclosure and implementation of Internet privacy and censorship policies and procedures.

Vote case-by-case on proposals requesting the company to report on its policies, initiatives/procedures, oversight mechanisms related to toxic materials, including certain product line toxicities, and/or product safety in its supply chain.

12i. Human Resources Issues
Vote case-by-case on proposals regarding human resources issues.

Vote case-by-case on disclosure reports that seek additional information regarding human resources issues.

JPMorgan Asset Management Corporate Governance

12j. Link Executive Pay with Social and/or Environmental Criteria
Vote case-by-case on proposals to link executive pay with the attainment of certain social and/or environmental criteria.

Vote case-by-case on disclosure reports that seek additional information regarding this issue.

12k. High Risk Markets
Vote case-by-case on requests for the company to review and report on the financial and reputation risks associated with operations in “high risk” markets, such as a terrorism-sponsoring state or otherwise.

12l.Political Contribution
Generally vote aganst proposals asking the company to affirm political non-partisanship in the workplace.

Vote against proposals to publish the company’s political contributions.

Vote against proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company.

13.	Foreign Proxies
Responsibility for voting non-U.S. proxies rests with our Proxy Voting Committee located in London. The Proxy Committee is composed of senior analysts and portfolio managers and officers of the Legal and Compliance Department. It is chaired by a Managing Director of the Firm. A copy of our policy for voting international proxies can be provided upon request.

14.	Pre-Solicitation Contact
From time to time, companies will seek to contact analysts, portfolio managers and others in advance of the formal proxy solicitation to solicit support for certain contemplated proposals. Such contact can potentially result in the recipient receiving material non-public information and result in the imposition of trading restrictions. Accordingly, pre-solicitation contact should occur only under very limited circumstances and only in accordance with the terms set forth herein.

What is material non-public information?
The definition of material non-public information is highly subjective. The general test, however, is whether or not such information would reasonably affect an investor's decision to buy, sell or hold securities, or whether it would be likely to have a significant market impact. Examples of such information include, but are not limited to:
•	a pending acquisition or sale of a substantial business;
•	financial results that are better or worse than recent trends would lead one to expect;
•	major management changes;
•	an increase or decrease in dividends;
•	calls or redemptions or other purchases of its securities by the company;
•	a stock split, dividend or other recapitalization; or
•	financial projections prepared by the Company or the Company's representatives.

What is pre-solicitation contact?
Pre-solicitation contact is any communication, whether oral or written, formal or informal, with the Company or a representative of the Company regarding proxy proposals prior to publication of the official proxy solicitation materials. This contact can range from simply polling investors as to their reaction to a broad topic, e.g., "How do you feel about dual classes of stock?", to very specific inquiries, e.g., "Here's a term sheet for our restructuring. Will you vote to approve this?"

Determining the appropriateness of the contact is a factual inquiry which must be determined on a case-by-case basis. For instance, it might be acceptable for us to provide companies with our general approach to certain issues. Promising our vote, however, is prohibited under all circumstances. Likewise, discussion of our proxy guidelines, in whole or in part, with a company or others is prohibited. In the event that you are contacted in advance of the publication of proxy solicitation materials, please notify the Legal/Compliance Department immediately. The Company or its representative should be instructed that all further contact should be with the Legal/Compliance Department.

JPMorgan Asset Management Corporate Governance

It is also critical to keep in mind that as a fiduciary, we exercise our proxies solely in the best interests of our clients. Outside influences, including those from within J.P. Morgan Chase should not interfere in any way in our decision making process. Any calls of this nature should be referred to the Legal/Compliance Department for response.

JPMorgan Asset Management Corporate Governance

PROXY VOTING PROCEDURES

I.	INTRODUCTION

Los Angeles Capital Management (LACM) has adopted and implemented policies and procedures that are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC rule 206(4)-6 under the Investment Advisers Act of 1940. Our authority to vote the proxies of our clients is established by our advisory contracts or comparable documents, and our proxy voting guidelines have been tailored to reflect these specific contractual obligations. In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994).

II.	STATEMENT OF POLICIES AND PROCEDURES

A.       Client's Best Interest
LACM’s proxy voting procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are conducted in the best interest of clients.  We are able to accomplish this by employing Glass, Lewis & Co. to act as an independent voting agent on our behalf, thereby minimizing any conflicts that could arise.  Glass, Lewis & Co. provides objective proxy analysis, voting recommendations and manages the operational end of the process, ensuring compliance with all applicable laws and regulations.

B.       Case-by-Case Basis
Although we have established guidelines which were developed in conjunction with Glass, Lewis & Co., and we have a pre-determined voting policy, we retain the right to ultimately cast each vote on a case-by-case basis, taking into consideration the contractual obligations under the advisory agreement and all other relevant facts and circumstances at the time of the vote.  The Proxy Committee may also be called on to vote a proxy that its third party provider cannot.  In these circumstances, three committee member votes are required.

C.       Conflicts of Interest
LACM has not identified any conflicts of interest that would affect the proxy voting process.  If at any time a material conflict arises it would be resolved in the best interest of clients.  We believe by employing Glass, Lewis & Co. to monitor and vote all proxies on our behalf, we are able to minimize the extent to which there may be a material conflict between LACM’s interests and those of our clients.  Most votes are based on a pre-determined policy while case by case votes are made by utilizing recommendations of Glass, Lewis & Co.

November 16, 2010

D.       Limitations

1.
Limited Value: LACM reserves the right to abstain from voting a client proxy if it concludes that the effect on shareholders' economic interests or the value of the portfolio holding is indeterminable or insignificant.

2.
Special Considerations:  Certain accounts may warrant specialized treatment in voting proxies.  Contractual stipulations and individual client direction will dictate how voting will be done in these cases.

a.	Mutual Funds

(1) Proxies will be voted in accordance with the requirements of the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940.4

(2)  Proxies of portfolio companies voted will be subject to any applicable investment restrictions of the fund.

(3)  Proxies of portfolio companies will be voted in accordance with any resolutions or other instructions approved by authorized persons of the fund.

b.	ERISA Accounts

(1)  Responsibilities for voting ERISA accounts include: the duty of loyalty, prudence, compliance with the plan, as well as a duty to avoid prohibited transactions.

(2)  From time to time, LACM may engage in active monitoring and communications with the issuer with respect to ERISA accounts, particularly while maintaining a long-term or relatively illiquid investment in the issuer. This may be achieved through a variety of means, including exercising the legal rights of a shareholder.

3.  Securities Lending Arrangements:  LACM will not vote proxies for securities that participate in a securities lending program and are out on loan.

4.  Share blocking:  LACM will abstain from voting shares of securities in a country that participates in share blocking because it is disruptive to the management of the portfolio.

E.       Client Direction
LACM recognizes that a client may issue directives regarding how particular proxy issues are to be voted for the client’s portfolio holdings.  LACM will require that the contract provides for such direction including instructions as to how those votes will be managed in keeping with the client’s wishes particularly when it is different from the adviser's policies and procedures.

November 16, 2010

F.       Basis for Formulation
LACM has developed procedures and proxy voting guidelines that outline the general principals and philosophy behind our proxy voting program.  Specifically, LACM has contracted to have Glass, Lewis & Co. manage the proxy voting for all of the firm’s accounts.  In addition, LACM has adopted a procedures statement and a guideline statement which it has instructed Glass, Lewis & Co. to implement.

LACM may also incorporate information gathered from other sources beyond Glass, Lewis & Co.  These include:

1.   Source of Information: The adviser may conduct research internally and/or use the resources of an independent research consultant.

2.   Information: The adviser's policies and procedures may be based on the following information: legislative materials, studies of corporate governance and other proxy voting issues, and/or analyses of shareholder and management proposals by a certain sector of companies, e.g. Fortune 500 companies.

G.      Shareholder Activism
The firm does not actively engage in shareholder activism, such as dialogue with management with respect to pending proxy voting issues.

H.      Availability of Policies and Procedures
LACM will provide all clients with a copy of the policies and procedures upon request, however, please note they may be updated periodically.

I.        Disclosure of Vote
Clients may request at any time a copy of our voting records for their account by simply making a formal request to LACM.

1.      Clients:  LACM will make this information available to an advisory client upon its request within a reasonable time period and in a manner appropriate to the nature of the advisory business.  For further information, please contact Carin Madden of LACM at 310-479-9878 or operations@lacapm.com.

2.      Third Parties:  LACM has a general policy of not disclosing to third parties how it (or its voting delegate) voted a client's proxy.

III.	RESPONSIBILITY AND OVERSIGHT

A.       Designated Individual or Committee
LACM has designated the Director of Operations the responsibility for administering the proxy voting process, and the Chief Compliance Officer the responsibility for its oversight.  In addition a Proxy Committee formally approves and reviews all proxy guidelines, votes independent proxies on a case by case basis, and meets to discuss any material issues regarding the proxy voting process.

November 16, 2010

B.	Duties of the Director of Operations, Chief Compliance Officer and/or the Proxy Committee.

1.	Develop, authorize, implement and update the policies and procedures;

2.	Oversee the proxy voting process;

3.	Monitor legislative and corporate governance developments and coordinate any corporate or other communication related to proxy issues;

4.	Engage and oversee the third-party vendor, Glass, Lewis & Co., to review, monitor, and/or vote proxies;

5.	The committee will meet as necessary to fulfill its responsibilities.

IV.	PROCEDURES

A.	Client Direction
LACM’s responsibility for voting proxies is determined generally by the obligations set forth under each advisory contract.

1.
ERISA Accounts:  Voting ERISA client proxies is a fiduciary act of plan asset management that must be performed by the adviser, unless the voting right is retained by a named fiduciary of the plan. (DOL Bulletin 94-2)

2.
Change in Client Direction: LACM, while accepting direction from clients on specific proxy issues for their own account, reserves the right to maintain its standard position on all other client accounts.

B.	Process of Voting Proxies

1.
Obtain Proxy:  Registered owners of record, e.g. the trustee or custodian bank, that receive proxy materials from the issuer or its information agent, or an ERISA plan are instructed to sign the proxy in blank and forward it directly to Glass, Lewis & Co., the voting delegate.

2.	Match: Each proxy received is matched to the securities to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies within a reasonable time.

3.	Categorize: Each proxy is reviewed and categorized according to issues and the proposing parties.

4.
Conflicts of Interest:  If the proxy committee identifies a potential conflict of interest between LACM and one of its clients, we will notify the client.  Upon notifying the client of the conflict and unless the client issues a specific directive to LACM on how to vote, LACM will vote in accordance with a pre-determined policy based on the recommendations of Glass, Lewis & Co.  If the client issues a directive that clearly creates a conflict of interest for LACM, the client will be given two options.  One option will be to vote its own proxy on that issue and the other will be to turn the decision over to another independent third party to vote.

November 16, 2010

5.	Vote: Glass, Lewis & Co. then votes the proxy in accordance with the firm's policies and procedures and returns the voted proxy to the issuer or its information agent.

6.
Review:  Glass, Lewis & Co. has the responsibility to ensure that materials are received by LACM in a timely manner.  In addition they monitor and reconcile on a regular basis the proxies received against holdings on the record date of client accounts over which we have voting authority.  This ensures that all shares held on the record date, and for which a voting obligation exists, are voted.

C.	Voting Delegate
LACM has engaged Glass, Lewis & Co. as a service provider to assist with administrative functions.

1.	Documentation: LACM will document its decision to delegate its voting authority to a third party. Glass, Lewis & Co. will notify LACM of any material changes to its conflict procedures.

2.	Final Authority: Despite the relationship with Glass, Lewis & Co., LACM retains final authority and fiduciary responsibility for proxy voting.

3.	Consistency: LACM has verified that Glass, Lewis & Co.'s procedures are consistent with LACM's policies and procedures.

4.	Reports: Glass, Lewis & Co. uses an online system where LACM has access to all proxy ballots and votes, therefore, we are able to generate any report, as needed, at any time.

D.	Recordkeeping

1.	Section 204: Glass, Lewis & Co. maintains all records of proxies voted pursuant to Section 204-2 of the Advisers Act.

2.	Contents

a.
As required by Rule 204-2(c): (1) a copy of its policies and procedures; (2) proxy statements received regarding client securities (maintained at Glass, Lewis & Co. who will provide a copy promptly upon request); (3) a record of each vote cast (maintained at Glass, Lewis & Co. who will provide a copy promptly upon request); (4) a copy of any document created by LACM that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) each written client request for proxy voting records and LACM’s written response to any (written or oral) client request for such records.

b.
For ERISA accounts, LACM is required to maintain accurate proxy voting records (both procedures and actions taken in individual situations) to enable the named fiduciary to determine whether LACM is fulfilling its obligations. (DOL Bulletin 942) Retention may include:

November 16, 2010

(1)      issuer name and meeting;

(2)      issues voted on and record of the vote;

(3)      number of shares eligible to be voted on the record date; and

(4)      numbers of shares voted.

3.	Duration: Proxy voting books and records will be maintained at Glass, Lewis & Co., who will provide copies of those records promptly upon request, for a period of five years.

November 16, 2010

MONTAG & CALDWELL, LLC
PROXY VOTING POLICIES

If directed by Client, decisions on voting of proxies will be made by Montag & Caldwell, LLC (“M&C”) in accordance with these guidelines (as amended from time to time).  M&C will consider proxies as a Client asset and will vote consistently across all Client portfolios for which it has discretionary voting authority in the manner believed is most likely to enhance shareholder value.  Where practical, M&C may consider requests to vote proxies in accordance with Client specific guidelines.

If M&C is authorized to make decisions on voting of proxies, we will have no obligation to furnish Client any proxies, notices of shareholder meetings, annual reports or other literature customarily mailed to shareholders.

Once discretionary voting authority has been delegated to M&C, Client may not at a later date direct how to vote the proxies.   Clients who wish to adhere to a proprietary set of voting guidelines should exercise their right to reserve voting authority rather than delegating this responsibility to M&C.

Should the situation arise where M&C is an investment adviser to a company whose proxy we are authorized to vote or any other potential conflict of interest is perceived and the item falls outside the issues explicitly addressed by these guidelines, the matter will be reviewed by the entire Proxy Committee.  If an item is explicitly addressed by these guidelines it will be voted accordingly.  If an item falls outside the issues explicitly addressed by these guidelines and we would vote against management, no further review is needed.  If further review is needed the Proxy Committee will first determine if the conflict is material.  If it is material, the Proxy Committee will determine the steps needed to resolve the conflict before the proxy is voted.

It is against M&C’s policy for employees to serve on the board of directors of a company whose stock could be purchased for M&C’s advisory clients.

The following guidelines establish our position on many common issues addressed in proxy solicitations and represent how we will generally vote such issues; however, all proxy proposals will be reviewed by an investment professional to determine if shareholder interests warrant any deviation from these guidelines or if a proposal addresses an issue not covered in the guidelines.

1.  Auditors

M&C will generally vote to ratify auditors, unless:

•	An auditor has a financial interest in or association with the company and is thus not independent,

•	There is evidence the independent auditor has issued an inaccurate or misleading opinion,

•	Fees for non-audit services are excessive.

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MONTAG & CALDWELL, LLC
PROXY VOTING POLICIES

2.  Board of Directors

M&C will generally vote for routine election or re-election of directors.

M&C will generally vote for proposals to repeal classified boards, and to elect all directors annually.

M&C will generally vote against proposals to classify the board.

M&C will generally vote against proposals to allow cumulative voting.

3.  Proxy Contests

M&C will review contested director elections on a case-by-case basis.

4.  Takeover Defenses

M&C will generally vote for shareholder proposals requesting that a company submit its poison pill to a shareholder vote or redeem it unless the company has:

•	A shareholder approved poison pill in place,

•	An acceptable policy covering the future adoption of a poison pill.

M&C will generally vote for shareholder proposals calling for a poison pill to be put to a vote within a time period of less than one year after adoption.

M&C will review on a case-by-case basis management proposals on poison pill ratification.

M&C will generally vote against proposals to require a supermajority shareholder vote.

M&C will generally vote for proposals to lower supermajority vote requirements.

5.  Mergers and Corporate Restructurings

M&C will review mergers, acquisitions, and restructurings on a case-by-case basis.

6.  State of Incorporation

M&C will review proposals to change a company’s state of incorporation on a case-by-case basis.

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MONTAG & CALDWELL, LLC
PROXY VOTING POLICIES

7.  Capital Structure

M&C will generally vote to increase the number of shares of common stock authorized, unless:

•	The explicit purpose of the increase is to implement a non-shareholder approved rights plan (poison pill).

M&C will generally vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

M&C will review other proposals regarding preferred stock on a case-by-case basis.

8.  Compensation Issues

M&C will review the following issues on a case-by-case basis:

•	Equity Compensation Plans

•	Director Compensation

•	Employee Stock Purchase Plans – Qualified Plans

•	Employee Stock Purchase Plans – Non-Qualified Plans

•	Severance Agreements

9.  Corporate Responsibility

Shareholders often submit proposals to change lawful corporate activities in order to meet the goals of certain groups or private interests that they represent.

M&C will support management in instances where we feel acceptable efforts are made on behalf of special interests of social conscience.  The burden of corporate responsibility rests with management.  We will generally vote AGAINST shareholder proposals regarding the following areas:

•	Animal Rights

•	Drug Pricing and Re-importation

•	Genetically Modified Foods

•	Tobacco

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MONTAG & CALDWELL, LLC
PROXY VOTING POLICIES

•	Arctic National Wildlife Refuge

•	Concentrated Area Feeding Operations

•	Global Warming and Kyoto Protocol Compliance

•	Political Contributions

•	Outsourcing/Off-shoring

•	Country-specific Human Rights Reports

•	Placing arbitrary restrictions on environmental practices

10.  Administrative Issues

Proxy voting guidelines will be reviewed annually and approved by the Investment Policy Committee.

If a Client’s shares are on loan at the time of voting, it is not M&C’s policy to request that the custodian recall the shares on loan.

M&C will maintain a record of proxy voting guidelines and the annual updates electronically.

M&C has established a Proxy Committee that consists of at least three members of the Investment Policy Committee and includes at least one research analyst and two portfolio managers.

Proxy voting decisions will be made by at least one member of the Proxy Committee within the framework established by these guidelines that are designed to vote in the best interests of all Clients.

M&C will maintain a record of any document created by M&C or procured from an outside party that was material to making a decision how to vote proxies on behalf of a Client or that memorializes the basis of that decision.

M&C will maintain records detailing receipt of proxies, number of shares voted, date voted and how each issue was voted.  These records will be available upon request to those Clients for whom we have proxy voting responsibility.

M&C will maintain records of all written Client requests for information as to how M&C voted proxies on their behalf and of M&C’s written response to the Client’s written or verbal requests.

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MONTAG & CALDWELL, LLC
PROXY VOTING POLICIES

The proxy voting process will be monitored for accuracy.  A voting history report is generated by the Supervisor of Information Processing on a monthly basis.  This report is provided to the Chief Compliance Officer to verify against ballot copies.

The Supervisor of Information Processing will provide the Chief Compliance Officer with a quarterly statement that all ballots were received or reasonable steps, under the circumstances, have been taken to obtain the ballots.

Reviewed March 24, 2011

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Summary of Neuberger Berman’s Proxy Voting Policy

Neuberger Berman has implemented written Proxy Voting Policies and Procedures (Proxy Voting Policy) that are designed to reasonably ensure that Neuberger Berman votes proxies prudently and in the best interest of its advisory clients for whom Neuberger Berman has voting authority.  The Proxy Voting Policy also describes how Neuberger Berman addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

Neuberger Berman’s Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process, and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies.  In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, Neuberger Berman utilizes Glass, Lewis & Co. LLC (Glass Lewis) to vote proxies in accordance with Neuberger Berman’s voting guidelines.

For socially responsive clients, Neuberger Berman has adopted socially responsive voting guidelines.  For non-socially responsive clients, Neuberger Berman’s guidelines adopt the voting recommendations of Glass Lewis.  Neuberger Berman retains final authority and fiduciary responsibility for proxy voting.  Neuberger Berman believes that this process is reasonably designed to address material conflicts of interest that may arise between Neuberger Berman and a client as to how proxies are voted.

In the event that an investment professional at Neuberger Berman believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with Neuberger Berman’s proxy voting guidelines or in a manner inconsistent with Glass Lewis recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between Neuberger Berman and the client with respect to the voting of the proxy in that manner.

If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between Neuberger Berman and the client or clients with respect to the voting of the proxy, the Proxy Committee shall:  (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

 PIMCO Proxy Voting Policies and Procedures

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Advisers Act. In addition to covering the voting of equity securities, the Proxy Policy also applies generally to voting and/or consent rights of PIMCO, on behalf of each account, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures. The Proxy Policy does not apply, however, to consent rights that primarily entail decisions to buy or sell investments, such as tender or exchange offers, conversions, put options, redemption and Dutch auctions. The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of accounts.

With respect to the voting of proxies relating to equity securities, PIMCO has selected an unaffiliated third party proxy research and voting service (“Proxy Voting Service”), to assist it in researching and voting proxies. With respect to each proxy received, the Proxy Voting Service researches the financial implications of the proposals and provides a recommendation to PIMCO as to how to vote on each proposal based on the Proxy Voting Service’s research of the individual facts and circumstances and the Proxy Voting Service’s application of its research findings to a set of guidelines that have been approved by PIMCO. Upon the recommendation of the applicable portfolio managers, PIMCO may determine to override any recommendation made by the Proxy Voting Service. In the event that the Proxy Voting Service does not provide a recommendation with respect to a proposal, PIMCO may determine to vote on the proposals directly.

PIMCO exercises voting and consent rights directly with respect to debt securities held by a client account. PIMCO considers each proposal regarding a debt security on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances at the time of the vote. In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or its shareholders.

PIMCO may determine not to vote a proxy for a debt or equity security if: (1) the effect on the applicable account’s economic interests or the value of the portfolio holding is insignificant in relation to the account’s portfolio; (2) the cost of voting the proxy outweighs the possible benefit to the applicable account, including, without limitation, situations where a jurisdiction imposes share blocking restrictions which may affect the ability of the portfolio managers to effect trades in the related security; or (3) PIMCO otherwise has determined that it is consistent with its fiduciary obligations not to vote the proxy.

In the event that the Proxy Voting Service does not provide a recommendation or the portfolio managers of a client account propose to override a recommendation by the Proxy Voting Service, and for all debt security proxies, PIMCO will review the proxy to determine whether there is a material conflict between PIMCO and the applicable account or among PIMCO-advised accounts. If no material conflict exists, the proxy will be voted according to the portfolio managers’ recommendation. If a material conflict does exist, PIMCO will seek to resolve the conflict in good faith and in the best interests of the applicable client account, as provided by the Proxy Policy. The Proxy Policy permits PIMCO to seek to resolve material conflicts of interest by pursuing any one of several courses of action. With respect to material conflicts of interest between PIMCO and a client account, the Proxy Policy permits PIMCO to either: (i) convene a committee to assess and resolve the conflict (the “Proxy Conflicts Committee”); or (ii) vote in accordance with protocols previously established by the Proxy Conflicts Committee with respect to specific types of conflicts. With respect to material conflicts of interest between one or more PIMCO-advised accounts, the Proxy Policy permits PIMCO to: (i) designate a PIMCO portfolio manager who is not subject to the conflict to determine how to vote the proxy if the conflict exists between two accounts with at least one portfolio manager in common; or (ii) permit the respective portfolio managers to vote the proxies in accordance with each client account’s best interests if the conflict exists between client accounts managed by different portfolio managers.

PIMCO will supervise and periodically review its proxy voting activities and the implementation of the Proxy Policy.

May 2010

These proxy voting policies and procedures (“Policies and Procedures”) are intended to foster PIMCO compliance with its fiduciary obligations and applicable law. These Policies and Procedures apply to any voting or consent rights with respect to securities held in accounts over which PIMCO has discretionary voting authority.1

PIMCO will vote proxies in accordance with these Policies and Procedures for each of its clients unless expressly directed by a client in writing to refrain from voting that client’s proxies. PIMCO’s authority to vote proxies on behalf of its clients results from its advisory contracts, comparable documents or by an overall delegation of discretionary authority over its client’s assets.

A. General Statements of Policy

These Policies and Procedures are designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO’s clients.  As a general matter, when PIMCO has proxy voting authority, PIMCO has a fiduciary obligation to monitor corporate events and to vote all client proxies that come to its attention.  If it is consistent with PIMCO’s contractual obligations to the client, however, PIMCO may determine not to vote a proxy if it believes that: (1) the effect on the client’s economic interests or the value of the portfolio holding is insignificant in relation to the client’s account; (2) the cost of voting the proxy outweighs the possible benefit to the client, including, without limitation, situations where a jurisdiction imposes share blocking restrictions which may affect the ability of the portfolio manager (“PM”) to effect trades in the related security; or (3) the Legal and Compliance Department has determined that it is consistent with PIMCO’s fiduciary obligations not to vote.

B. Conflicts of Interest

1. Identification of Material Conflicts of Interest

a)
In General. PIMCO has a fiduciary obligation to vote all client proxies in good faith and in the best interests of the client.  Conflicts of interest, however, may, or may appear to, interfere with PIMCO’s ability to vote proxies in accordance with this fiduciary standard.  Actual or potential conflicts of interest when PIMCO votes client proxies could arise in many ways, such as (i) if PIMCO has a material business relationship with the issuer to which the proxy relates; (ii) if a PM responsible for voting proxies has a material personal or business relationship with the issuer; (iii) if PIMCO clients have divergent interests in the proxy vote; and (iv) if the PM voting a proxy becomes aware of a material business relationship between the issuer and a PIMCO affiliate before voting.

PIMCO seeks to prevent conflicts of interest from interfering with its voting of client proxies by identifying such conflicts and resolving them as described in these Policies and Procedures.

b)
Equity Securities.2 PIMCO has retained an Industry Service Provider (“ISP”) to provide recommendations on how to vote proxies with respect to Equity Securities.  PIMCO will follow the recommendations of the ISP unless (i) the ISP is unable to vote a proxy (such as if the ISP has a disabling conflict of interest), or (ii) a PM decides to override the ISP’s voting recommendation.  In either such case as described below, the Legal and Compliance Department will review the proxy to determine whether a material conflict of interest, or the appearance of one, exists.  Each PM has a duty to disclose to the Legal and Compliance Department, any potential actual or apparent material conflict of interest known to the PM relating to a proxy vote in relation to an equity security (whether the proxy will be voted by the ISP or PIMCO). If no material actual or apparent conflict of interest is identified by, or disclosed to, the Legal and Compliance Department, the proxy may be voted by the responsible PM in good faith and in the best interests of the client.

1 Voting or consent rights shall not include matters which are primarily decisions to buy or sell investments, such as tender offers, exchange offers, conversions, put options, redemptions, and dutch auctions. 2 The term “equity securities” means common and preferred stock; it does not include debt securities convertible into equity securities.

1

If an actual or apparent material conflict of interest is identified by, or disclosed to, the Legal and Compliance Department, it will be resolved either by applying: (i) the policies and procedures set forth herein; (ii) a protocol previously established by a conflicts committee (“Conflicts Committee”); (iii) a direct decision of the Conflicts Committee; or (iv) such other procedure(s) approved by the Legal and Compliance Department. See Section B.2 below.

c)
All Other Securities. Client proxies for all other securities (including fixed income securities) are reviewed by the Legal and Compliance Department to determine whether a material conflict of interest, or the appearance of one, exists. Each PM has a duty to disclose to the Legal and Compliance Department any potential, actual or apparent material conflict of interest known to the PM relating to a proxy vote in relation to a fixed income security.

If no actual or apparent material conflict of interest is identified by, or disclosed to, the Legal and Compliance Department, the proxy may be voted by the responsible PM in good faith and in the best interests of the client. In certain cases, a proxy relating to a bank loan may contain material non-public information, in which case, pursuant to PIMCO’s policies and procedures regarding the use of such information, the proxy may be voted by someone other than the applicable PM.

If an actual or apparent material conflict is identified by, or disclosed to, the Legal and Compliance Department, it will be resolved either by applying: (i) the policies and procedures set forth herein; (ii) a protocol previously established by the Conflicts Committee; (iii) a direct decision of the Conflicts Committee; or (iv) such other procedure(s) approved by the Legal and Compliance Department. See Section B.2 below.

2. Resolution of Identified Conflicts of Interest

a)
Equity Securities Voted by ISP. The ISP, an independent research and voting service, makes voting recommendations for proxies relating to equity securities in accordance with ISP’s guidelines which have been adopted by PIMCO (“RM Guidelines”). PIMCO has determined to follow the RM Guidelines. By following the guidelines of an independent third party, PIMCO intends to eliminate any conflict of interest PIMCO may have with respect to proxies covered by the ISP.

b)
All Securities Not Covered by the ISP. The following applies to (i) votes and consents with respect to fixed income securities, (ii) proxies received in relation to equity securities for which the ISP is unable to provide recommendations on how to vote, and (iii) proxies for which, as described below, a PM determines to override the ISP’s voting recommendation.  In each case, such proxies will be reviewed by the Legal and Compliance Department and if a material conflict of interest (or the appearance of one) is identified by, or disclosed to, the Legal and Compliance Department, such conflict will be resolved either by: (i) applying the policies and procedures set forth herein; (ii) applying a protocol previously established by the Conflicts Committee; (iii) if no such protocol covers the conflict at hand, elevation to the Conflicts Committee for direct resolution by it; or (iv) applying such other procedure(s) approved by the Legal and Compliance Department.  The Legal and Compliance Department will record the manner in which each such conflict is resolved (including, in the case of direct resolution by the Conflicts Committee, the procedure applied by the Conflicts Committee).

1)	Conflicting Client Interests. Where the conflict at issue has arisen because PIMCO clients have divergent interests, the applicable PM or another PM may vote the proxy as follows:

•           If the conflict exists between the accounts of one or more PMs on the one hand, and accounts of one or more different PMs on the other, each PM (if the conflict does not also exist among the PM’s accounts) will vote on behalf of his or her accounts in such accounts’ best interests.
•           If the conflict exists among the accounts of a PM, such PM shall notify the Legal and Compliance Department and the head of the PM’s desk (or such PM’s manager, if different).  The desk head or manager of such PM will then designate another PM without a conflict to vote on behalf of those accounts.

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2)
Direct Resolution by the Conflicts Committee. When a conflict is brought to the Conflicts Committee for direct resolution, the Conflicts Committee will seek to mitigate the actual or apparent conflict in the best interest of clients by, for example:

•          permitting the applicable PM to vote after receiving the consent of the client after providing notice and disclosure of the conflict to that client; or

•          voting the proxy in accordance with the recommendation of, or delegating the vote to, an independent third-party service provider; or

•          having the client direct the vote (and, if deemed appropriate by the Conflicts Committee, suggesting that the client engage another party to assist the client in determining how the proxy should be voted).

In considering the manner in which to mitigate a material conflict of interest, the Conflicts Committee may consider various factors, including:

•          The extent and nature of the actual or apparent conflict of interest;

•          If the client is a fund, whether it has an independent body (such as a board of directors) that is willing to give direction to PIMCO;

•          The nature of the relationship of the issuer with PIMCO (if any);

•          Whether there has been any attempt to directly or indirectly influence PIMCO’s voting decision; and

•          Whether the direction of the proposed vote would appear to benefit PIMCO, a related party or another PIMCO client.

3)
The Conflicts Committee Protocol. To permit the more efficient resolution of conflicts of interest, the Conflicts Committee may establish a protocol (the “Conflicts Committee Protocol”) that directs the methods of resolution for specific types of conflicts, provided that such methods comply with Section B.2. Once a protocol has been established for a certain type of conflict, unless otherwise approved in writing by the Legal and Compliance Department, all conflicts of that type will be resolved pursuant to the protocol, subject to the Conflict Committee’s ability to rescind or amend such protocol.

c)
Investments by Clients in Affiliated Funds. Conflicts of interest with respect to the voting of proxies may also arise when PIMCO-managed separate accounts, funds or other collective investment vehicles are shareholders of PIMCO-affiliated funds that are the subject of proxies.  PIMCO will vote client proxies relating to a PIMCO-affiliated fund in accordance with the offering or other disclosure documents for the PIMCO-managed separate account, fund or other investment vehicle holding shares of the PIMCO-affiliated fund.  Where such documents are silent on the issue, PIMCO will vote client proxies relating to a PIMCO-affiliated fund by “echoing” or “mirroring” the vote of the other shareholders in the underlying funds or by applying the conflicts resolution procedures set forth in Section B.2.

d)
Information Barriers. To reduce the occurrence of actual or apparent conflicts of interest, PIMCO and PIMCO’s agents are prohibited from disclosing information regarding PIMCO’s voting intentions to any affiliate other than PIMCO-named affiliates.

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C. Proxy Voting Process

PIMCO’s process for voting proxies with respect to equity and other securities is described below.

1. Proxy Voting Process: Equity Securities

a)	The Role of the ISP.

PIMCO has selected the ISP to assist it in researching and voting proxies.  The ISP researches the financial implications of proxy proposals and assists institutional investors with casting votes in a manner intended to protect and enhance shareholder returns, consistent with the particular guidelines of the institutional investor. PIMCO utilizes the research and analytical services, operational implementation and recordkeeping and reporting services provided by the ISP with respect to proxies relating to equity securities.

The ISP will provide a recommendation to PIMCO as to how to vote on each proposal based on its research of the individual facts and circumstances of each proposal and its application to the RM Guidelines.  Except for newly established accounts that have not yet migrated to the ISP’s systems, the ISP will cast votes as PIMCO’s agent on behalf of clients in accordance with its recommendations unless instructed otherwise by PIMCO.  PIMCO permits the ISP to vote in accordance with its recommendation, subject to any override of such recommendation by the PM.  For accounts not yet migrated to the ISP’s system, PIMCO Operations will manually cast votes in accordance with the ISP’s recommendations, subject to any override of such recommendations by the PM.

b)	Overrides of ISP’s Recommendations.

1)
Portfolio Manager Review. Each PM is responsible for reviewing proxies relating to equity securities and determining whether to accept or reject the recommendation of the ISP, in accordance with the best interests of the client.  If a PM determines that overriding the recommendation of the ISP would be in the best interests of the client based on all the facts and circumstances, the PM, with the assistance of the Operations Group, as appropriate, must prepare or arrange for the preparation of a report (the “Override Report”) containing the information set forth below and any other information the PM and the Legal and Compliance Department deem relevant:

•          Name and ticker symbol of issuer;
•          Percentage of the outstanding shares of the issuer held;
•          The name(s) of the fund(s) or account(s) holding the securities;
•          A summary of the proposal;
•          The date of the shareholder meeting and the response deadline;
•          Whether the proposal is being made by management or a shareholder;
•          Management’s recommendation with respect to the proposal;
•          The ISP recommendation with respect to the proposal;
•          The reasoning behind the PM’s decision to recommend the override;
•          Whether the PM is aware of any actual or apparent conflict of interest with respect to the issuer or proponent of the proposal (see Section B above). The PM should explain any such actual or apparent conflicts; and
•          Whether the PM has been contacted by an outside party regarding the vote.

2)
Compliance Review. The Legal and Compliance Department will review the Override Report to determine whether an actual or apparent conflict of interest exists with respect to the vote.  If the Legal and Compliance Department determines that no such conflict of interest exists, the PM’s recommendation will be implemented.  If the Legal and Compliance Department determines that such a conflict of interest exists, the conflict will be resolved in accordance with the policies described above in Section B.2 of these Policies and Procedures.  In no event will PIMCO abstain from a vote solely to avoid a conflict of interest.

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3)
Override. If the result of this process is a decision to vote differently than proposed by the ISP, the PM, with the assistance of the Operations Group will inform the ISP of the voting decision for implementation by the ISP.

c)	When the ISP Does Not Provide a Recommendation.

In certain circumstances, the ISP, as a result of technical or other difficulties, may be unable to provide a recommendation with respect to a client proxy. Where the ISP is unable to provide a recommendation for an equity security proxy, PIMCO shall vote such proxy in accordance with Section C.2.

2. Proxy Voting Process: All Other Securities (including equity securities not voted by the ISP)

The ISP covers the majority of equity securities. In certain circumstances, such as when an equity security issuer does not have a contractual relationship with the ISP, an equity proxy will not be covered by the ISP. Equity proxies not covered by the ISP and proxies in respect of securities other than equity securities (collectively “OS Proxies”) may be received by PIMCO Operations, the PM or by State Street Investment Management Solutions (“IMS West”).  Upon receipt of any proxy voting ballots, all OS Proxies should be forwarded to PIMCO Operations, which coordinates with the Legal and Compliance Department, and the PM(s) as appropriate, to vote such OS Proxies manually in accordance with the procedures set forth below.

a)
Identify and Seek to Resolve any Material Conflicts of Interest. As described in Section B.1, PIMCO’s Legal and Compliance Department will review each OS Proxy to determine whether PIMCO may have an actual or apparent material conflict of interest in voting.  If no such conflict is identified, the Legal and Compliance Department will forward each OS Proxy to PIMCO’s Middle Office Group, which will coordinate consideration of such proxy by the appropriate PM(s).  However, if such a conflict is identified, the Legal and Compliance Department will, in accordance with Section B.2 above, resolve such conflict pursuant to a Conflicts Committee Protocol or, if no such protocol is applicable to the conflict at issue, elevate such conflict to the Conflicts Committee for direct resolution.

b)
Vote. (i) Where no material conflict of interest was identified, the PM will review the proxy information, vote the OS Proxy in accordance with these policies and procedures and return the voted OS Proxy to PIMCO Operations; (ii) Where a material conflict of interest was identified, the OS Proxy will be voted in accordance with the conflict resolution procedures in Section B.2 and the voted OS Proxy will be returned to PIMCO Operations.

c)
Review. PIMCO Operations will review for proper completion each OS Proxy that was submitted to it. PIMCO Operations will forward the voted OS Proxy to the ballot collection agency with the decision as to how it should be voted.

d)
Transmittal to Third Parties. PIMCO Operations will document the decision for each OS Proxy received in a format designated by the ballot collection agency or other third party service provider. PIMCO Operations will maintain a log of all OS Proxy voting, which indicates, among other things, the date the notice was received and verified, PIMCO’s response, the date and time the custodian bank or other third party service provider was notified, the expiration date and any action taken.

e)	Recordkeeping. PIMCO Operations will forward the ballot and log to IMS West which will be incorporated into the Corporate Action Event Report (CAER).

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3. Abstentions

If it is consistent with PIMCO’s contractual obligations to the client, PIMCO may determine not to vote a proxy if it believes that: (1) the effect on the client’s economic interests or the value of the portfolio holding is insignificant in relation to the client’s account; (2) the cost of voting the proxy outweighs the possible benefit to the client, including, without limitation, situations where a jurisdiction imposes share blocking restrictions which may affect the PM’s ability to effect trades in the related security; or (3) the Legal and Compliance Department has determined that it is consistent with PIMCO’s fiduciary obligations not to vote.

4. Proxies Relating to Securities on Loan

Where a security is on loan, PIMCO may, but is not required to, request that the loaned securities be recalled and that the security be blocked from lending prior to the meeting record date in order to vote the proxy. In determining whether to recall a loaned security, the relevant PM(s) shall consider whether the benefit to the client in voting the matter outweighs the benefit to the client in keeping the security on loan.  The recall decision should be made in the best interests of the client based on a consideration of various factors, which may include the following: (1) whether the matter to be voted on may significantly affect the value of the security; (2) the relative cost and/or administrative inconvenience of recalling the security; (3) the significance of the holding; and (4) whether the security is considered a long-term holding.

D. U.S. Reporting and Disclosure Requirements and the Availability of Proxy Voting Records

Except to the extent required by applicable law (including with respect to the filing of any Form N-PX) or otherwise approved by PIMCO, PIMCO will not disclose to third parties how it voted a proxy on behalf of a client.  However, upon request from an appropriately authorized individual, PIMCO will disclose to its clients or the entity delegating the voting authority to PIMCO for such clients (e.g., trustees or consultants retained by the client), how PIMCO voted such client’s proxy.  In addition, PIMCO provides its clients with a copy of these Policies and Procedures or a concise summary of these Policies and Procedures:  (i) in Part II of Form ADV; (ii) together with a periodic account statement in a separate mailing; or (iii) any other means as determined by PIMCO.  The summary will state that these Policies and Procedures are available upon request and will inform clients that information about how PIMCO voted that client’s proxies is available upon request.

For each investment company that PIMCO sponsors and manages, PIMCO will ensure that the proxy voting record for the twelve-month period ending June 30 for each registered investment company is properly reported on Form N-PX which is filed with the SEC no later than August 31 of each year. PIMCO will also ensure that each such fund states in its Statement of Additional Information (“SAI”) and its annual and semiannual report to shareholders that information concerning how the fund voted proxies relating to its portfolio securities for the most recent twelve-month period ending June 30, is available through the fund’s website and on the SEC’s website, as required by Form N-1A.  PIMCO’s Fund Administration Group is responsible for ensuring that this information is posted on each fund’s website in accordance with the foregoing disclosure.  PIMCO will ensure that proper disclosure is made in each fund’s SAI describing the policies and procedures used to determine how to vote proxies relating to such fund’s portfolio securities, also as required by Form N-1A.

E. PIMCO Record Keeping

PIMCO or its agent (e.g., IMS West or the ISP) maintains proxy voting records as required by applicable rules.  The records maintained by PIMCO include: (1) a copy of all proxy voting policies and procedures; (2) a copy of any document created by PIMCO that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; (3) a copy of each written client request for proxy voting records and any written response from PIMCO to any (written or oral) client request for such records; and (4) any documentation related to an identified material conflict of interest.  Additionally, PIMCO or its agent (if the agent has undertaken to provide a copy to PIMCO upon request) maintains: (1) proxy statements (or other disclosures accompanying requests for client consent) received regarding client securities (which may be satisfied in the U.S. by relying on obtaining a copy of a proxy statement from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system); and (2) a record of each vote cast by PIMCO on behalf of a client.

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Proxy voting books and records are maintained by PIMCO or its agent in an easily accessible place for a period of five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the offices of PIMCO or its agent.

F. Review and Oversight

PIMCO’s Legal and Compliance Department will provide for the supervision and periodic review, no less than on an annual basis, of PIMCO’s proxy voting activities and the implementation of these Policies and Procedures. Such review process will include a review of PM overrides of the ISP’s voting recommendations.

Effective Date: August 2003 Revised Dates: May 2007 May 2010

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Appendix

The Industry Service Provider for Equity Securities proxy voting is RiskMetrics Group, Inc., One Chase Manhattan Plaza, 44th Floor, New York, NY 10005.

A-1

Principal Global Investors, LLC

Principal Real Estate Investors, LLC

Proxy Voting and Class Action Monitoring

Background

Rule 206(4)-6 under the Advisers Act requires every investment adviser who exercises voting authority with respect to client securities to adopt and implement written policies and procedures, reasonably designed to ensure that the adviser votes proxies in the best interest of its clients. The procedures must address material conflicts that may arise in connection with proxy voting. The Rule further requires the adviser to provide a concise summary of the adviser’s proxy voting process and offer to provide copies of the complete proxy voting policy and procedures to clients upon request. Lastly, the Rule requires that the adviser disclose to clients how they may obtain information on how the adviser voted their proxies.

Risks

In developing this policy and procedures, the Advisers considered numerous risks associated with their voting of client proxies. This analysis includes risks such as:

•	The Advisers do not maintain a written proxy voting policy as required by Rule 206(4)-6.

•	Proxies are not voted in Clients’ best interests.

•	Proxies are not identified and voted in a timely manner.

•	Conflicts between the Advisers’ interests and the Client are not identified; therefore, proxies are not voted appropriately.

•	The third-party proxy voting services utilized by the Advisers are not independent.

•	Proxy voting records and Client requests to review proxy votes are not maintained.

The Advisers have established the following guidelines as an attempt to mitigate these risks.

Policy

The Advisers believe that proxy voting and the analysis of corporate governance issues, in general, are important elements of the portfolio management services we provide to our advisory clients. Our guiding principles in performing proxy voting are to make decisions that (i) favor proposals that tend to maximize a company's shareholder value and (ii) are not influenced by conflicts of interest. These principles reflect the Advisers’ belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

In addition, as a fiduciary, the Advisers also monitor Clients’ ability to participate in class action events through the regular portfolio management process. Accordingly, the Advisers have adopted the policies and procedures set out below, which are designed to ensure that the Advisers comply with legal, fiduciary, and contractual obligations with respect to proxy voting and class actions.

Proxy Voting Procedures

The Advisers have implemented these procedures with the premise that portfolio management personnel base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance is one such factor, it may not be the primary consideration. As such, the principles and positions reflected in the procedures are designed to guide in the voting of proxies, and not necessarily in making investment decisions.

The Compliance Department has assigned a Proxy Voting Coordinator to manage the proxy voting process. The Investment Accounting Department has delegated the handling of class action activities to a Senior Investment Accounting Leader.

Institutional Shareholder Services

Based on the Advisers’ investment philosophy and approach to portfolio construction, and given the complexity of the issues that may be raised in connection with proxy votes, the Advisers have retained the services of Institutional Shareholder Services (“ISS”). ISS is a wholly owned subsidiary MSCI, Inc. which is a leading global provider of investment decision support tools. ISS offers proxy voting solutions to institutional clients globally. The services provided to the Advisers include in-depth research, voting recommendations, vote execution, recordkeeping, and reporting.

The Advisers have elected to follow the ISS Standard Proxy Voting Guidelines (the “Guidelines”), which embody the positions and factors that the Advisers’ Portfolio Management Teams (“PM Teams”) generally consider important in casting proxy votes.1 The Guidelines address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. In connection with each proxy vote, ISS prepares a written analysis and recommendation (a “ISS Recommendation”) that reflects ISS’s application of the Guidelines to the particular proxy issues. ISS Proxy Voting Guidelines Summaries are accessible to all PM Teams on the ISS system. They are also available from the Proxy Voting Coordinator, who has been assigned by the Compliance Department to manage the proxy voting process.

Voting Against ISS Recommendations

On any particular proxy vote, Portfolio Managers may decide to diverge from the Guidelines. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS’s own evaluation of the factors. As mentioned above, the PM Teams have access to the ISS Recommendations and may determine that it is in the best interest of Clients to vote differently.

1 The Advisers have various Portfolio Manager Teams organized by asset classes and investment strategies.

In the event that judgment differs from that of ISS, the Advisers will memorialize the reasons supporting that judgment and retain a copy of those records for the Advisers’ files. In such cases, our procedures require:

1.	The requesting PM Team to set forth the reasons for their decision;
2.	The approval of the lead Portfolio Manager for the requesting PM Team;
3.	Notification to the Proxy Voting Coordinator and other appropriate personnel (including other PGI/PrinREI Portfolio Managers who may own the particular security);
4.	A determination that the decision is not influenced by any conflict of interest; and
5.	The creation of a written record reflecting the process (See Appendix XXXI).

Additionally, the Compliance Department will periodically review the voting of proxies to ensure that all such votes – particularly those diverging from the judgment of ISS – were voted consistent with the Advisers’ fiduciary duties.

Conflicts of Interest

The Advisers have implemented procedures designed to prevent conflicts of interest from influencing proxy voting decisions. These procedures include our use of the Guidelines and ISS Recommendations. Proxy votes cast by the Advisers in accordance with the Guidelines and ISS Recommendations are generally not viewed as being the product of any conflicts of interest because the Advisers cast such votes pursuant to a pre-determined policy based upon the recommendations of an independent third party.

Our procedures also prohibit the influence of conflicts of interest where a PM Team decides to vote against an ISS Recommendation, as described above. In exceptional circumstances, the approval process may also include consultation with the Advisers’ senior management, the Law Department, Outside Counsel, and/or the Client whose account may be affected by the conflict. The Advisers will maintain a record of the resolution of any proxy voting conflict of interest.

Proxy Voting Instructions and New Accounts

Institutional Accounts

As part of the new account opening process for discretionary institutional Clients, the Advisers’ Investment Accounting Department is responsible for sending a proxy letter to the Client’s custodian. This letter instructs the custodian to send the Client’s proxy materials to ISS for voting. The custodian must complete the letter and fax it to ISS, with a copy to the Advisers’ Investment Accounting Department and the Proxy Voting Coordinator. This process is designed to ensure and document that the custodian is aware of its responsibility to send proxies to ISS.

The Investment Accounting Department is responsible for maintaining this proxy instruction letter in the Client’s file and for scanning it into the Advisers’ OnBase system. These steps are part of the Advisers’ Account Opening Process.

SMA – Wrap Accounts

The Advisers’ SMA Operations Department is responsible for servicing wrap accounts, which includes setting up the accounts for proxy voting with ISS. The SMA Operations Department is responsible for sending a letter to the Client’s custodian, with instructions to send the Client’s proxy materials to ISS for voting. The custodian must complete the letter and fax it to ISS, with a copy to the SMA Operations Department and the Proxy Voting Coordinator. The SMA Operations Department will coordinate with the respective wrap program sponsor and the Compliance Department to ensure that proxies are voted in accordance with Clients’ instructions.

Fixed Income and Private Investments

Voting decisions with respect to Client investments in fixed income securities and the securities of privately-held issuers will generally be made by the relevant Portfolio Managers based on their assessment of the particular transactions or other matters at issue.

Client Direction

Clients may choose to vote proxies themselves, in which case they must arrange for their custodians to send proxy materials directly to them. Upon request, the Advisers can accommodate individual Clients that have developed their own guidelines with ISS or another proxy service. Clients may also discuss with the Advisers the possibility of receiving individualized reports or other individualized services regarding proxy voting conducted on their behalf. Such requests should be centralized through the Advisers’ Proxy Voting Coordinator.

Securities Lending

At times, neither the Advisers nor ISS will be allowed to vote proxies on behalf of Clients when those Clients have adopted a securities lending program. Typically, Clients who have adopted securities lending programs have made a general determination that the lending program provides a greater economic benefit than retaining the ability to vote proxies. Notwithstanding this fact, in the event that a proxy voting matter has the potential to materially enhance the economic value of the Client’s position and that position is lent out, the Advisers will make reasonable efforts to inform the Client that neither the Advisers nor ISS is able to vote the proxy until the lent security is recalled.

Abstaining from Voting Certain Proxies

The Advisers shall at no time ignore or neglect their proxy voting responsibilities. However, there may be times when refraining from voting is in the Client’s best interest, such as when the Advisers’ analysis of a particular proxy issue reveals that the cost of voting the proxy may exceed the expected benefit to the Client. Such proxies may be voted on a best-efforts basis. These issues may include, but are not limited to:

-	Restrictions for share blocking countries;2
-	Casting a vote on a foreign security may require that the adviser engage a translator;
-	Restrictions on foreigners’ ability to exercise votes;
-	Requirements to vote proxies in person;
-	Requirements to provide local agents with power of attorney to facilitate the voting instructions;
-	Untimely notice of shareholder meeting;
-	Restrictions on the sale of securities for a period of time in proximity to the shareholder meeting.

2 In certain markets where share blocking occurs, shares must be “frozen” for trading purposes at the custodian or sub-custodian in order to vote. During the time that shares are blocked, any pending trades will not settle. Depending on the market, this period can last from one day to three weeks. Any sales that must be executed will settle late and potentially be subject to interest charges or other punitive fees.

Proxy Solicitation

Employees must promptly inform the Advisers’ Proxy Voting Coordinator of the receipt of any solicitation from any person related to Clients’ proxies. As a matter of practice, the Advisers will not reveal or disclose to any third party how the Advisers may have voted (or intend to vote) on a particular proxy until after such proxies have been counted at a shareholder’s meeting. However, the Proxy Voting Coordinator may disclose that it is the Advisers’ general policy to follow the ISS Guidelines. At no time may any Employee accept any remuneration in the solicitation of proxies.

Handling of Information Requests Regarding Proxies

Employees may be contacted by various entities that request or provide information related to particular proxy issues. Specifically, investor relations, proxy solicitation, and corporate/financial communications firms (e.g., Ipreo, Richard Davies, DF King, Georgeson Shareholder) may contact the Advisers to ask questions regarding total holdings of a particular stock across advisory Clients, or how the Advisers intends to vote on a particular proxy. In addition, issuers may call (or hire third parties to call) with intentions to influence the Advisers’ votes (i.e., to vote against ISS).

Employees that receive information requests related to proxy votes should forward such communications (e.g., calls, e-mails, etc.) to the Advisers’ Proxy Voting Coordinator. The Proxy Voting Coordinator will take steps to verify the identity of the caller and his/her firm prior to exchanging any information. In addition, the Proxy Voting Coordinator may consult with the appropriate Portfolio Manager(s) and/or the CCO or CCO NA with respect to the type of information that can be disclosed. Certain information may have to be provided pursuant to foreign legal requirements (e.g., Section 793 of the UK Companies Act).

External Managers

Where Client assets are placed with managers outside of the Advisers, whether through separate accounts, funds-of-funds or other structures, such external managers generally will be responsible for voting proxies in accordance with the managers’ own policies. The Advisers may, however, retain such responsibilities where deemed appropriate.

Proxy Voting Errors

In the event that any Employee becomes aware of an error related to proxy voting, he/she must promptly report that matter to the Advisers’ Proxy Voting Coordinator. The Proxy Voting Coordinator will take immediate steps to determine whether the impact of the error is material and to address the matter. The Proxy Voting Coordinator, with the assistance of the CCO or CCO NA, will generally prepare a memo describing the analysis and the resolution of the matter. Supporting documentation (e.g., correspondence with ISS, Client, Portfolio Managers/ analysts, etc.) will be maintained by the Compliance Department. Depending on the severity of the issue, the Law Department, Outside Counsel, and/or affected Clients may be contacted. However, the Advisers may opt to refrain from notifying non-material de minimis errors to Clients.

Recordkeeping

The Advisers must maintain the documentation described in the following section for a period of not less than five (5) years, the first two (2) years at the principal place of business. The Compliance Department, in coordination with ISS, is responsible for the following procedures and for ensuring that the required documentation is retained.

Client request to review proxy votes:

•	Any request, whether written (including e-mail) or oral, received by any Employee of the Advisers, must be promptly reported to the Proxy Voting Coordinator. All written requests must be retained in the Client’s permanent file.

•	The Proxy Voting Coordinator will record the identity of the Client, the date of the request, and the disposition (e.g., provided a written or oral response to Client’s request, referred to third party, not a proxy voting client, other dispositions, etc.) in a suitable place.

•	The Proxy Voting Coordinator will furnish the information requested to the Client within a reasonable time period (generally within 10 business days). The Advisers will maintain a copy of the written record provided in response to Client’s written (including e-mail) or oral request. A copy of the written response should be attached and maintained with the Client’s written request, if applicable and maintained in the permanent file.

•	Clients are permitted to request the proxy voting record for the 5 year period prior to their request.

Proxy statements received regarding client securities:

•	Upon inadvertent receipt of a proxy, the Advisers will generally forward to ISS for voting, unless the client has instructed otherwise.

Note: The Advisers are permitted to rely on proxy statements filed on the SEC’s EDGAR system instead of keeping their own copies.

Proxy voting records:

•	The Advisers’ proxy voting record is maintained by ISS. The Advisers’ Proxy Voting Coordinator, with the assistance of the Investment Accounting and SMA Operations Departments, will periodically ensure that ISS has complete, accurate, and current records of Clients who have instructed the Advisers to vote proxies on their behalf.

•	The Advisers will maintain documentation to support the decision to vote against the ISS recommendation.

•	The Advisers will maintain documentation or notes or any communications received from third parties, other industry analysts, third party service providers, company’s management discussions, etc. that were material in the basis for the decision.

Procedures for Class Actions

In general, it is the Advisers’ policy not to file class action claims on behalf of Clients. The Advisers specifically will not act on behalf of former Clients who may have owned the affected security but subsequently terminated their relationship with the Advisers. The Advisers will only file class actions on behalf of Clients if that responsibility is specifically stated in the advisory contract. The process of filing class action claims is carried out by the Investment Accounting Department. In the event the Advisers opt out of a class action settlement, the Advisers will maintain documentation of any cost/benefit analysis to support that decision.

The Advisers are mindful that they have a duty to avoid and detect conflicts of interest that may arise in the class action claim process. Where actual, potential or apparent conflicts are identified regarding any material matter, the Advisers will manage the conflict by seeking instruction from the Law Department and/or outside counsel. It is the Advisers’ general policy not to act as lead plaintiff in class actions.

Disclosure

The Advisers will ensure that Part 2A of Form ADV is updated as necessary to reflect: (i) all material changes to this policy; and (ii) regulatory requirements.

Responsibility

Various individuals and departments are responsible for carrying out the Advisers’ proxy voting and class action practices, as mentioned throughout these policies and procedures. The Compliance Department has assigned a Proxy Voting Coordinator to manage the proxy voting process. The Investment Accounting Department has delegated the handling of class action activities to a Senior Investment Accounting Leader. In general, the Advisers’ CCO or CCO NA (or their designee) will oversee the decisions related to proxy voting, class actions, conflicts of interest, and applicable record keeping and disclosures.

Revised 12/2011 ♦ Supersedes 12/2010

Pyramis Global Advisors' Proxy Voting Guidelines

November 2011

I.	General Principles
A.	Voting of shares will be conducted in a manner consistent with the best interests of clients as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Guidelines; and (ii) voting will be done without regard to any other Pyramis or Fidelity companies' relationship, business or otherwise, with that portfolio company.
B.	FMR Investment Proxy Research votes proxies on behalf of Pyramis’ clients. Like other Pyramis employees, FMR Investment Proxy Research employees have a fiduciary duty to never place their own personal interest ahead of the interests of Pyramis’s clients, and are instructed to avoid actual and apparent conflicts of interest. In the event of a conflict of interest, FMR Investment Proxy Research employees, like other Pyramis employees, will escalate to their managers or the Ethics Office, as appropriate, in accordance with Fidelity’s corporate policy on conflicts of interest. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity and/or Pyramis employee is acting solely on the best interests of Pyramis, Fidelity and their customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Pyramis and its customers.
C.	Except as set forth herein, Pyramis will generally vote in favor of routine management proposals.
D.	Non-routine proposals will generally be voted in accordance with the Guidelines.
E.	Non-routine proposals not covered by the Guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate analyst or portfolio manager, as applicable, subject to review by an attorney within FMR's General Counsel's office and a member of senior management within FMR Investment Proxy Research. A significant pattern of such proposals or other special circumstances will be referred to Pyramis’ Senior Compliance Officer or his designee.
F.	Pyramis will vote on shareholder proposals not specifically addressed by the Guidelines based on an evaluation of a proposal's likelihood to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value. Where information is not readily available to analyze the economic impact of the proposal, Pyramis will generally abstain.
G.	Many Pyramis accounts invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, Pyramis will generally evaluate proposals in the context of the Guidelines and where applicable and feasible, take into consideration differing laws, regulations and practices in the relevant foreign market in determining how to vote shares.
H.	In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a client, Pyramis will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, Pyramis will generally not vote proxies in order to safeguard fund holdings information.
I.	Where a management-sponsored proposal is inconsistent with the Guidelines, Pyramis may receive a company's commitment to modify the proposal or its practice to conform to the Guidelines, and Pyramis will generally support management based on this commitment. If a company subsequently does not abide by its commitment, Pyramis will generally withhold authority for the election of directors at the next election.

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II.	Definitions (as used in this document)
A.	Anti-Takeover Provision - includes fair price amendments; classified boards; "blank check" preferred stock; Golden Parachutes; supermajority provisions; Poison Pills; restricting the right to call special meetings; and any other provision that eliminates or limits shareholder rights.
B.	Golden Parachute - Employment contracts, agreements, or policies that include an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.
C.	Greenmail - payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.
D.	Sunset Provision - a condition in a charter or plan that specifies an expiration date.
E.	Permitted Bid Feature - a provision suspending the application of a Poison Pill, by shareholder referendum, in the event a potential acquirer announces a bona fide offer for all outstanding shares.
F.	Poison Pill - a strategy employed by a potential take-over / target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer's ownership and value in the event of a take-over.
G.	Large-Capitalization Company - a company included in the Russell 1000® Index.
H.	Small-Capitalization Company - a company not included in the Russell 1000® Index that is not a Micro-Capitalization Company.
I.	Micro-Capitalization Company - a company with market capitalization under US $300 million.
J.	Evergreen Provision - a feature which provides for an automatic increase in the shares available for grant under an equity award plan on a regular basis.
III.	Directors
A.	Incumbent Directors

Pyramis will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment. Pyramis will also generally withhold authority for the election of all directors or directors on responsible committees if:

1.	An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

With respect to Poison Pills, however, Pyramis will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

a.	The Poison Pill includes a Sunset Provision of less than five years;
b.	The Poison Pill includes a Permitted Bid Feature;
c.	The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and
d.	Shareholder approval is required to reinstate the Poison Pill upon expiration.

Pyramis will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, Pyramis will withhold authority on the election of directors.

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2.	The company refuses, upon request by Pyramis, to amend the Poison Pill to allow Pyramis to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.
3.	Within the last year and without shareholder approval, a company's board of directors or compensation committee has repriced outstanding options, exchanged outstanding options for equity, or tendered cash for outstanding options.
4.	Executive compensation appears misaligned with shareholder interests or otherwise problematic, taking into account such factors as: (i) whether the company has an independent compensation committee; (ii) whether the compensation committee engaged independent compensation consultants; (iii) whether the company has admitted to or settled a regulatory proceeding relating to options backdating; (iv) whether, in the case of stock awards, the restriction period was less than three years for non-performance-based awards, and less than one year for performance-based awards; (v) whether the compensation committee has lapsed or waived equity vesting restrictions; and (vi) whether the company has adopted or extended a Golden Parachute without shareholder approval.
5.	To gain Pyramis’ support on a proposal, the company made a commitment to modify a proposal or practice to conform to the Guidelines and the company has failed to act on that commitment.
6.	The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.
7.	The board is not composed of a majority of independent directors.
B.	Indemnification

Pyramis will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless Pyramis is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

C.	Independent Chairperson

Pyramis will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, Pyramis will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

D.	Majority Director Elections

Pyramis will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). Pyramis may consider voting against such shareholder proposals where a company's board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

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IV.	Compensation
A.	Executive Compensation
1.	Advisory votes on executive compensation
a.	Pyramis will generally vote for proposals to ratify executive compensation unless such compensation appears misaligned with shareholder interests or otherwise problematic, taking into account such factors as, among other things, (i) whether the company has an independent compensation committee; (ii) whether the compensation committee engaged independent compensation consultants; (iii) whether, in the case of stock awards, the restriction period was less than three years for non-performance-based awards, and less than one year for performance-based awards; (iv) whether the compensation committee has lapsed or waived equity vesting restrictions; and (v) whether the company has adopted or extended a Golden Parachute without shareholder approval.
b.	FMR will generally vote against proposals to ratify Golden Parachutes.
2.	Frequency of advisory vote on executive compensation

FMR will generally support annual advisory votes on executive compensation.

B.	Equity award plans (including stock options, restricted stock awards, and other stock awards).

Pyramis will generally vote against equity award plans or amendments to authorize additional shares under such plans if:

1.	(a) The company’s average three year burn rate is greater than 1.5 % for a Large-Capitalization Company, 2.5% for a Small-Capitalization Company or 3.5% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead Pyramis to conclude that the burn rate is acceptable.
2.	In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years without shareholder approval.
3.	The plan includes an Evergreen Provision.
4.	The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur.
C.	Equity Exchanges and Repricing

Pyramis will generally vote in favor of a management proposal to exchange, reprice or tender for cash, outstanding options if the proposed exchange, repricing, or tender offer is consistent with the interests of shareholders, taking into account such factors as:

1.	Whether the proposal excludes senior management and directors;
2.	Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;
3.	The company's relative performance compared to other companies within the relevant industry or industries;
4.	Economic and other conditions affecting the relevant industry or industries in which the company competes; and
5.	Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.
D.	Employee Stock Purchase Plans

Pyramis will generally vote in favor of employee stock purchase plans if the minimum stock purchase price is equal to or greater than 85% of the stock's fair market value and the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, Pyramis may permit a lower minimum stock purchase price equal to the prevailing “best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

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E.	Employee Stock Ownership Plans (ESOPs)

Pyramis will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, Pyramis may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. Pyramis may also examine where the ESOP shares are purchased and the dilution effect of the purchase. Pyramis will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

F.	Bonus Plans and Tax Deductibility Proposals

Pyramis will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

V.	Anti-Takeover Provisions

    Pyramis will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

A.	The Poison Pill includes the following features:
1.	A Sunset Provision of no greater than five years;
2.	Linked to a business strategy that is expected to result in greater value for the shareholders;
3.	Requires shareholder approval to be reinstated upon expiration or if amended;
4.	Contains a Permitted Bid Feature; and
5.	Allows Pyramis accounts to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.
B.	An Anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or
C.	It is a fair price amendment that considers a two-year price history or less.

Pyramis will generally vote in favor of a proposal to eliminate an Anti-Takeover Provision unless:

D.	In the case of proposals to declassify a board of directors, Pyramis will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.
E.	In the case of shareholder proposals regarding shareholders’ right to call special meetings, Pyramis generally will vote against each proposal if the threshold required to call a special meeting is less than 25% of the outstanding stock.
F.	In the case of proposals regarding shareholders’ right to act by written consent, Pyramis will generally vote against each proposal if it does not include appropriate mechanisms for implementation including, among other things, that at least 25% of the outstanding stock request that the company establish a record date determining which shareholders are entitled to act and that consents be solicited from all shareholders.

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VI.	Capital Structure / Incorporation
A.	Increases in Common Stock

Pyramis will generally vote against a provision to increase a company's common stock if such increase will result in a total number of authorized shares greater than three times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to five times the current number of outstanding and scheduled to be issued shares is generally acceptable.

B.	New Classes of Shares

Pyramis will generally vote against the introduction of new classes of stock with differential voting rights.

C.	Cumulative Voting Rights

Pyramis will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

D.	Acquisition or Business Combination Statutes

Pyramis will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

E.	Incorporation or Reincorporation in Another State or Country

Pyramis will generally vote for management proposals calling for, or recommending that, a portfolio company reincorporate in another state or country if, on balance, the economic and corporate governance factors in the proposed jurisdiction appear reasonably likely to be better aligned with shareholder interests, taking into account the corporate laws of the current and proposed jurisdictions and any changes to the company’s current and proposed governing documents. Pyramis will consider supporting such shareholder proposals in limited cases if, based upon particular facts and circumstances, remaining incorporated in the current jurisdiction appears misaligned with shareholder interests.

VII.	Shares of Investment Companies
A.	If applicable, when a Pyramis account invests in an underlying Fidelity Fund with public shareholders, an exchange traded fund (ETF), or non-affiliated fund, Pyramis will vote in the same proportion as all other voting shareholders of such underlying fund or class ("echo voting"). Pyramis may choose not to vote if “echo voting” is not operationally feasible.
B.	Certain Pyramis accounts may invest in shares of underlying Fidelity Funds, which are held exclusively by Fidelity Funds or accounts managed by FMR or an affiliate. Pyramis will generally vote in favor of proposals recommended by the underlying funds' Board of Trustees.
VIII.	Other
A.	Voting Process

Pyramis will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

B.	Regulated Industries

Voting of shares in securities of any regulated industry (e.g., U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g., the Federal Reserve Board) for a determination under applicable law (e.g., federal banking law) that no client or group of clients has acquired control of such organization.

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PROXY VOTING & RELATED MATTERS

I.	Proxy Voting

Neither the Advisers Act nor ERISA contain regulations that provide specific guidance in this area.  However, under the Advisers Act, the adviser is required to at all times act solely in the best interest of its clients.  The DOL staff has gone further by issuing two letters in which it sets forth what it believes to be the proxy voting duties and obligations imposed on investment advisers by ERISA.  They set forth specific duties to both the investment adviser and the Plan's "named fiduciary" (the Plan trustees or other entity that appointed the adviser).  As a result of these letters, the adviser and the named fiduciary have the following responsibilities:

A.	There must be a clear delineation of the proxy voting responsibilities between the adviser and the client.

B.	An adviser with proxy voting authority must take steps that are reasonable under the circumstances to verify that it has actually received all the proxies for which it has voting authority.

C.
The named fiduciary who has delegated proxy voting authority to the investment adviser may not decide how the proxies are to be voted.  However, it must periodically monitor the adviser's proxy voting activities.

D.
In voting proxies, investment advisers must act prudently, solely in the interest of Plan participants and beneficiaries, and for the exclusive purpose of providing benefits to them.  An investment adviser must consider those factors that would affect the value of the Plan's investments and may not subordinate the interests of Plan participants and beneficiaries in their retirement income to unrelated objectives, such as social considerations.  However, with respect to the related issue of making investment decisions, other DOL pronouncements emphasize that social considerations may be used in making investment decisions only to select among investments of equal risk and return.

E.
In order to enable the ERISA Plan to properly monitor SIM NA’s proxy voting, both SIM NA’s voting activities and the ERISA client’s monitoring activities must be documented.  The ERISA client must be able to review periodically not only SIM NA’s proxy voting procedures but also the votes cast in specific cases.

In voting proxies, SIM NA will take into account the above stipulations and will follow these procedures with respect to all accounts, not just ERISA clients. The Proxy Committee reviews all proxy votes and set proxy policy. Documentation of all proxy voting and authorizations by portfolio managers will be kept on file.

In general, SIM NA does not take direction from its clients with respect to voting proxies.

Procedures and SIM NA’s Proxy Voting Policies can be found in the Operations Procedures.

Schroders US Compliance Manual: Section 18—PROXY VOTING & RELATED MATTERS— Page 1
Effective February 1, 2005

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II.	Tender Offers

With respect to the responsibilities of an adviser to an ERISA Plan in takeovers, a joint DOL/Department of the Treasury statement announced that ERISA does not require an adviser automatically to tender shares to capture any premium over market in these situations.  Rather, the adviser must weigh the terms of any offer against the underlying intrinsic value of the company and the likelihood that the value will be realized by current management or by another offer.

In acting upon a tender offer, the adviser will continue to act in the best interests of the client, within the adviser’s obligations as a fiduciary.

III.	Class Actions

When class action notices are received on behalf of SIM NA clients, it is SIM NA’s policy to recommend that eligible clients participate.  Generally, SIM NA or the client’s custodian will prepare any necessary documents required to participate in the class action.  See the Operations Manual for Class action procedures.

Schroders US Compliance Manual: Section 18—PROXY VOTING & RELATED MATTERS— Page 2
Effective February 1, 2005

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September 2010

Schroders
Investment and Corporate
Governance: Schroders’ Policy

Schroders Investment and Corporate Governance: Schroders’ Policy

Contents

Investment and Corporate Governance: Schroders’ Policy	2

Schroders’ Philosophy	2

Corporate Governance: The Role and Objectives of Schroders as an Investment Manager	3

Corporate Governance and Voting Policy: Our Core Principles	6

Strategy, Performance, Transparency and Integrity	6

Boards and Management	7

Capital	9

Executive Remuneration	10

Other Issues	11

1

Schroders Investment and Corporate Governance: Schroders’ Policy

Investment and Corporate Governance:
Schroders’ Policy

This document outlines the approach taken by Schroder Investment Management Limited and other asset management entities within the Schroders Group to corporate governance, ownership, engagement and the responsible use of voting rights. This document may be part of a wider policy accommodating additional statements, where necessary, for regulatory purposes or for the benefit of clients in different locations.

© Schroders 2010

Schroders’ Philosophy

Schroders expects the companies, in whose securities we invest funds on behalf of clients, to achieve returns justifying a company’s use of the capital invested. It follows that the boards of companies in which our clients’ funds are invested must consider and review the strategy, the operating performance, the quality of leadership and management and the internal controls of the companies they direct, in order to produce the returns required by our clients.

We concentrate on each company’s ability to create sustainable value and may question or challenge companies about governance issues that we perceive may affect the value of those companies. Engagement and proxy voting are therefore an integral part of our investment process.

September 2010

2

Schroders Investment and Corporate Governance: Schroders’ Policy

Corporate Governance:
The Role and Objectives of Schroders
as an Investment Manager

Schroders as an Investor
The asset management operations within the Schroders group invest in equity securities in order to earn returns for clients over the long term. The sale of shares of a successful company by Schroders is not necessarily a reflection of our view of the quality of the management of a company but may be because of our belief that other companies will offer greater share price growth relative to their current valuation. The purchase and sale of shares will also be affected by the flow of client funds under our control and asset allocation decisions.

Schroders as an Owner	Share interests carry ownership rights. Exercising those rights is an integral part of our investment process.

The overriding principle is that our objective for the exercise of shareholder rights and responsibilities, including all engagement, activism, voting and corporate responsibility activity is to enhance returns for clients.

In seeking to maximise value for clients, we must act in the best interests of clients and consistent with client mandates. Thus, we will consider and seek to enhance the long term value of equity holdings. In determining long term value, we must consider the risk attaching to investments compared with an opportunity to sell a holding, particularly in the event of a takeover.

Companies should act in the best interests of their owners, the shareholders. We encourage companies to have due regard for other stakeholders – no company can function, for example, without a good workforce, without providing quality services or goods to customers, without treating suppliers with respect and without maintaining credibility with lenders. However, it is the interests of the owners of the business which should be paramount.

We accept that no one model of governance can apply to all companies and we will consider the circumstances of each company. It is in the best interests of clients for us to be pragmatic in the way we exercise ownership rights. This is particularly the case with smaller companies.

Engagement
Engagement with companies is part of our investment process1. In all engagement and intervention, our purpose is to seek additional understanding or, where necessary, seek change that will protect and/or enhance the value of the investments for which we are responsible. Engagement has the added advantage of enhancing communication and understanding between companies and investors. It is our intention to meet appropriate standards on engagement.

1 The extent to which we engage for particular funds as part of stock selection will vary: for quant funds, for example, meeting company managements will play no part in the selection process.

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Schroders Investment and Corporate Governance: Schroders’ Policy

Voting: Coverage
We must always act in the best interests of clients and therefore, in order to maintain the necessary flexibility to meet client needs, local offices of Schroders may determine a policy regarding the securities which are voted, subject to agreement with clients as appropriate, and/or addressing local market issues.

Where there is insufficient information with which to make a voting decision or where market practices make it onerous or expensive to vote compared with the benefits of doing so (for example, share blocking2), we will not generally vote.

Voting: Operational	We cast our votes along the following lines:

Arrangements	For – we generally support the management of companies;

Oppose – we will oppose resolutions putting forward proposals that appear inconsistent with the interests of shareholders;

Abstentions – we will abstain where mitigating circumstances apply, or the company has taken substantive steps to address shareholder issues but further change is still considered appropriate, or where it is considered that companies will be more responsive to an abstain vote.

All voting is overseen by investment professionals (including portfolio managers) and is undertaken to enhance returns for clients.

We use a third party service to process and deliver all proxy voting instructions electronically. Voting decisions, however, are taken in-house (except where a conflict of interest exists in which case, the procedures set out below are followed).

Conflicts of Interest	Occasions may arise where a conflict or perceived conflict of interest exists.

This might occur, for example, where an investee company’s pension scheme is a client of Schroders. In such situations, if a proposal or aspect of the business is specifically addressed by this policy, Schroders will vote or act in accordance with the policy unless Schroders considers it is in the best interests of clients to depart from the policy. In that case or if the proposal or business is not specifically covered by the policy, Schroders may vote or act as it determines to be in the best interest of clients, provided that such vote or action would be against Schroders’ own interest in the matter.

2 Share blocking is a practice whereby restrictions are placed on the trading of shares which are to be voted.

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Schroders Investment and Corporate Governance: Schroders’ Policy

Otherwise, in respect of a vote, if Schroders believes it should vote in a way that may also benefit, or be perceived to benefit, its own interest, then Schroders will either (a) vote in accordance with the recommendations of a third party (which will be the supplier of our proxy voting processing and research service); or (b) obtain approval of the decision from the Schroders’ Head of Equities: the rationale of such vote will be recorded in writing; or (c) in exceptional cases, inform the client(s) of the conflict of interest and obtain consent to vote as recommended by Schroders. If the third-party recommendation is unavailable, we will not vote.

Where the director of a company is also a director of Schroders plc, we will vote in accordance with the recommendations of the third party or, if a recommendation from the third party is unavailable, not vote.

Client Choice
Corporate governance should be part of the investment management process in order to ensure that the governance policy is operated to enhance the value of funds under management. Accordingly, we believe it is appropriate for clients to give voting discretion to Schroders. However, clients may elect to retain all or some discretion in relation to voting and corporate governance issues. In these cases, we suggest such clients use an external voting service to vote their interests. This would particularly be the case where a client wishes to adopt an engagement approach other than our house policy on the grounds that our house policy may conflict with the policy run by a third party.

Reporting	Reports on our use of voting rights and engagement with companies are available to clients.

Stock Lending
Lenders of stock do not generally have voting rights on lent stock. There may be occasions, however, where it is necessary to recall stock in order to vote it. We believe it would be appropriate to recall lent stock when a) the benefits of voting outweigh the benefits of stock lending; b) the subject of the vote is material to the value of the company; and c) there is a realistic chance that voting the shares under our control would affect the outcome of the vote.

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Schroders Investment and Corporate Governance: Schroders’ Policy

Corporate Governance and Voting Policy: Our Core Principles

The following pages set out the issues we consider when determining how to vote.

All are subject to the overriding principle that we will vote and act to enhance returns for clients.

We will vote against any proposal or action by a company which would materially reduce shareholder rights or damage shareholder interests.

Strategy, Performance, Transparency and Integrity	Strategic Focus Companies must produce adequate returns for shareholders.

If a company is not making or will not make returns above the cost of capital, it should improve performance or consider returning underperforming capital to shareholders in a tax-efficient manner.

Shareholders’ Interests

We will oppose any proposal or action which materially reduce or damage shareholders’ rights.

Major corporate changes or transactions that materially dilute the equity or erode the economic interests or ownership rights of existing shareholders should not be made without the approval of shareholders.

With the exception of those that could reasonably be deemed insignificant, any transactions with related parties should not be made without prior independent shareholder approval.

Shareholders should be given sufficient information about any voting proposal to allow them to make an informed judgement when exercising their voting rights.

Companies should provide secure methods of ownership of shares. Further, there should be no unreasonable restrictions on the transfer of shares.

Reporting to Shareholders

The annual report and accounts of companies should be properly prepared, in accordance with relevant accounting standards.

Companies must communicate clearly with shareholders. This obligation extends to producing quality accounts and communicating timely and relevant information. Transparency, prudence and integrity in the accounts of companies are factors which are highly valued by investors.

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Schroders Investment and Corporate Governance: Schroders’ Policy

Auditors

Audits provide a valuable protection to shareholders and should ensure the integrity of accounts.

In order to provide objectivity and a robust assessment of the accounts, the auditors should be independent. Where independence is compromised or perceived as being compromised due to a conflict of interest, a firm’s suitability as auditor will be called into question. Independence may be compromised, for example, where the level of non-audit work is excessive or inappropriate or where the auditors or relevant individuals have a connection with the company.

Internal Controls

The level of risk a company faces and the way a company manages those risks can have a significant effect on a company’s value and may determine whether the company can survive. We understand and recognise that risks must be taken. However, risks must be recognised and managed. Linked to this, internal controls should be in place to ensure a company’s managers and board are aware of the state of the business.

Boards and Management
Status and Role

The boards (the term ‘boards’ as used in this document includes the governing bodies of corporations, however described (for example, ‘supervisory boards’)) of the companies in which our clients’ monies are invested should consider and review, amongst other things, the strategic direction, the quality of leadership and management, the internal controls and the operating performance of those companies.

Board members must be competent and have relevant expertise.

The board of directors, or supervisory board, (as an entity and each of its members as individuals) should be accountable to shareholders.

The discharge or indemnification of a board or management will not normally be supported where we are aware of outstanding issues or have concerns regarding that board or company.

Every member of the board should stand for re-election by shareholders no less than every three years.

Companies should disclose sufficient biographical information about directors to enable investors to make a reasonable assessment of the value they add to the company.

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Schroders Investment and Corporate Governance: Schroders’ Policy

Board Structure

Boards should consider the balance of the board:

–	The board should be balanced, such that no group dominates the board or supervisory body.

–	There should be a material number of genuinely independent non-executives on the board or supervisory body.

Independent non-executives can give shareholders a degree of protection and assurance by ensuring that no individual or non-independent grouping has unfettered powers or dominant authority. However, the issue of independence is not, of itself, a measure of an individual’s value or ability to contribute as a board member.

Succession Planning

It is emphasised that the success of a company will be determined by the quality and success of its people. Appointing the right people is an essential part of this process. The process for selecting and retaining board members should therefore be robust and rigorous and ensure that the make up of the board remains appropriate and dynamic.

Performance Assessment

Boards should regularly undertake a review of their performance. A review of performance must not be an academic exercise. Any review should seek to consider the performance of individuals and the board as a whole.

Any issues identified should be resolved through, if necessary, operational changes or changes of personnel.

It is an inevitable part of any organisation that there will be changes of staff – people might not have, or no longer have, the right skills, abilities or attitude to properly and successfully fulfil or continue in their role. This applies at all levels in an organisation. Thus, it is a natural and healthy process to have staff turnover, including at senior executive and board level.

Committees

Boards should appoint an audit committee and a remuneration committee, each consisting of independent non-executive board members.

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Schroders Investment and Corporate Governance: Schroders’ Policy

Capital	Efficient Use of Capital

The objective of a company should be to earn a return on capital that exceeds the company’s weighted average cost of capital.

Companies should have efficient balance sheets that minimise the cost of capital, with an appropriate level of gearing which recognises the risks attaching to debt. A shareholder-approved maximum limit should be placed on debt.

Where companies cannot or will not use capital efficiently, they should consider returning the capital to shareholders: the capital may then be allocated to investments earning an appropriate return.

Surplus capital should not be used for value-destroying acquisitions.

Share Buybacks

Companies repurchasing equity share capital should only exercise such authorities when it would be in the best interests of shareholders as a whole.

Issuing Shares

Companies should not propose general authorities to allow unlimited or substantial capital authorisations or blank cheque preferred stock.

The creation of different classes of equity share capital must be fully justified.

Pre-emption Rights

Pre-emption rights are a key investor protection measure. We recognise that in some instances it is appropriate for companies to have a certain amount of flexibility to issue shares for cash without offering them first to shareholders on a pre-emptive basis.

Accordingly, authorities to issue shares non-pre-emptively should not exceed recognised market guidelines or practice or, in the absence of guidelines or a recognised practice, an overall limit of 10%.

We will consider powers to issue shares on a non-pre-emptive basis in excess of these limits, where a company can provide a reasoned case that the issue of shares on a non-pre-emptive basis (whether directly or, for example, through the issue of convertible bonds or warrants or for vendor placings) would be in the best interests of existing shareholders.

Share Voting Rights

Companies should provide strong arguments to justify the introduction or maintenance of equity shares with special voting rights, golden shares or other split capital structures.

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Schroders Investment and Corporate Governance: Schroders’ Policy

Executive Remuneration
High calibre individuals are a vital component of success for any organisation. Remuneration policies should allow the recruitment and retention of these individuals and provide appropriate incentive arrangements which reward returns for shareholders.

In considering the pay arrangements of senior executives at companies, we are concerned with the structure of total compensation and to ensure that potential rewards are aligned with shareholder interests.

We recognise the value of high-calibre executives and note that in order to hire the best individuals, it is necessary for companies to pay at levels which allow them to compete in the market to recruit successful executives. However, the existence of this effect does not justify unwarranted transfers of value to executives.

In formulating proposals remuneration committees and boards should, in particular:

–
avoid creating arrangements or policies that could result in excessive dilution of shareholders’ interests or create excessive or unwarranted costs. It is expected that average dilution through the commitment to issue shares to directors, executives and employees would not exceed 1% per year;

	–	link significant elements of total remuneration to genuine performance and in particular focused on the achievement of above average performance3;

	–	avoid arrangements that would encourage the destruction of shareholder value;

	–	achieve an appropriate balance between long- and short-term elements of pay;

	–	avoid service contracts and provisions providing compensatory arrangements in excess of one year, except following appointment where for a limited time a longer period may be acceptable;

–
appoint remuneration committees consisting of independent non-executive directors. These committees should be responsible for determining and recommending to the board the pay policies in respect of executive directors and senior managers;

	–	not reprice, adjust, or otherwise amend stock options and awards.

3  Performance would preferably be evidenced by total shareholder return exceeding that of a suitable comparator group. Measurement of performance should also recognise the impact of acquisitions and disposals.

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Schroders Investment and Corporate Governance: Schroders’ Policy

Other Issues	Takeover Bids

Takeovers are an important part of an efficient market. However, takeovers do not always create value for shareholders. Accordingly, each case will be judged on its merits. Factors considered will include the quality of a company’s management, the prospects for the company’s share price and investors and, ultimately, whether the price offered should be accepted in the best interests of our clients.

Poison Pills and Takeover Defences

Poison pill arrangements, takeover defences or other equivalent arrangements have as their purpose the benefit of management rather than the owners of the company and are frequently contrary to shareholder interests. Such arrangements should not be introduced and existing arrangements that have been put in place should be removed.

Company Constitutions

The documents defining the constitution of a company are key documents providing protection to the interests of shareowners. Any changes to these documents should be clearly justified.

Environmental and Social Responsibility

Companies should adopt appropriate, transparent policies on environmental and social responsibility and disclose these policies.

As with our stance on governance issues, we will consider all social and corporate responsibility issues in the context of the value of a company.

A separate document covering our policy in this area is available.

Fixed Income and Other Securities

The guidance in this paper summarises our position in respect of managing equity investments. Where necessary, we exercise voting and other rights in respect of bonds and other securities.

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Schroders Investment and Corporate Governance: Schroders’ Policy

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INVESTMENT AND CORPORATE GOVERNANCE: SCHRODERS’ POLICY

This document outlines the approach taken by Schroder Investment Management Limited and other asset management entities within the Schroders Group to corporate governance, ownership, engagement and the responsible use of voting rights. This document may be part of a wider policy accommodating additional statements, where necessary, for regulatory purposes or for the benefit of clients in different locations. © Schroders 2010. w35216

SPECTRUM ASSET MANAGEMENT, INC.

POLICY ON PROXY VOTING
FOR INVESTMENT ADVISORY CLIENTS

GENERAL POLICY

Spectrum, an investment adviser registered with the Securities and Exchange Commission, acts as investment advisor for various types of client accounts (e.g. employee benefit plans, governmental plans, mutual funds, insurance company separate accounts, corporate pension plans, endowments and foundations).  While Spectrum receives few proxies for the preferred shares it manages, Spectrum nonetheless will, when delegated the authority by a client, vote these shares per the following policy voting standards and processes:

STANDARDS:

Spectrum’s standards aim to ensure the following in keeping with the best interests of its clients:

•	That Spectrum act solely in the interest of its clients in providing for ultimate long-term stockholder value.
•	That Spectrum act without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.
•	That the custodian bank is aware of our fiduciary duty to vote proxies on behalf of others – Spectrum relies on the best efforts of the custodian bank to deliver all proxies we are entitled to vote.
•	That Spectrum will exercise its right to vote all proxies on behalf of its clients (or permit clients to vote their interest, as the case(s) may be).
•	That Spectrum will implement a reasonable and sound basis to vote proxies.

PROCESSES:

A.  Following ISS’ Recommendations

Spectrum has selected Institutional Shareholder Services (ISS) to assist it with its proxy voting responsibilities.  Spectrum follows ISS Standard Proxy Voting guidelines (the “Guidelines”).  The Guidelines embody the positions and factors Spectrum generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines often do not direct a particular voting outcome, but instead identify factors ISS considers in determining how the vote should be cast.

In connection with each proxy vote, ISS prepares a written analysis and recommendation (an "ISS Recommendation") that reflects ISS's application of Guidelines to the particular proxy issues. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS's own evaluation of the factors. Spectrum may on any particular proxy vote decide to diverge from the Guidelines or an ISS Recommendation. In such cases, our procedures require: (i) the requesting Portfolio Manager to set forth the reasons for their decision; (ii) the approval of the Chief Investment Officer; (iii) notification to the Compliance Department and other appropriate Principal Global Investors personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.

Spectrum generally votes proxies in accordance with ISS’ recommendations.  When Spectrum follows ISS’ recommendations, it need not follow the conflict of interest procedures in Section B, below.

From time to time ISS may have a business relationship or affiliation with one or more issuers held in Spectrum client accounts, while also providing voting recommendations on these issuers’ securities.  Because this practice may present a conflict of interest for ISS, Spectrum’s Chief Compliance Officer will require from ISS at least annually additional information, or a certification that ISS has adopted policies and procedures to detect and mitigate such conflicts of interest in issuing voting recommendations.  Spectrum may obtain voting recommendations from two proxy voting services as an additional check on the independence of the ISS’ voting recommendations.

B.  Disregarding ISS’ Recommendations

Should Spectrum determine not to follow ISS’ recommendation for a particular proxy, Spectrum will use the following procedures for identifying and resolving a material conflict of interest, and will use the Proxy Voting Guidelines (below) in determining how to vote. The Report for Proxy Vote(s) against RiskMetrics Recommendation(s), Exhibit A hereto, shall be completed in each such instance.
Spectrum will classify proxy vote issues into three broad categories:  Routine Administrative Items, Special Interest Issues, and Issues Having the Potential for Significant Economic Impact.  Once the Senior Portfolio Manager has analyzed and identified each issue as belonging in a particular category, and disclosed the conflict of interests to affected clients and obtained their consents prior to voting, Spectrum will cast the client’s vote(s) in accordance with the philosophy and decision guidelines developed for that category.  New and unfamiliar issues are constantly appearing in the proxy voting process.  As new issues arise, we will make every effort to classify them among the following three categories.  If we believe it would be informative to do so, we may revise this document to reflect how we evaluate such issues.

Due to timing delays, logistical hurdles and high costs associated with procuring and voting international proxies, Spectrum has elected to approach international proxy voting on the basis of achieving “best efforts at a reasonable cost.”

As a fiduciary, Spectrum owes its clients an undivided duty of loyalty.  We strive to avoid even the appearance of a conflict that may compromise the trust our clients have placed in it.  This is true with respect to proxy voting and thus Spectrum has adopted the following procedures for addressing potential or actual conflicts of interest.

Identifying a Conflict of Interest. There may be a material conflict of interest when Spectrum votes a proxy solicited by an issuer whose retirement plan or fund we manage or with whom Spectrum, an affiliate, or an officer or director of Spectrum or of an affiliate has any other material business or personal relationship that may affect how we vote the issuer’s proxy.  To avoid any perceived material conflict of interest, the following procedures have been established for use when Spectrum encounters a potential material conflict to ensure that voting decisions are based on a clients’ best interest and are not the product of a material conflict.

Monitoring for Conflicts of Interest.  All employees of Spectrum are responsible for monitoring for conflicts of interest and referring any that may be material to the CCO for resolution.  At least annually, the CCO will take reasonable steps to evaluate the nature of Spectrum’s material business relationships (and those of its affiliates) with any company whose preferred securities are held in client accounts (a “portfolio company”) to assess which, if any, could give rise to a conflict of interest.  CCO’s review will focus on the following three categories:
•
Business Relationships – The CCO will consider whether Spectrum (or an affiliate) has a substantial business relationship with a portfolio company or a proponent of a proxy proposal relating to the portfolio company (e.g., an employee group), such that failure to vote in favor of management (or the proponent) could harm the adviser’s relationship with the company (or proponent).  For example, if Spectrum manages money for the portfolio company or an employee group, manages pension assets, leases office space from the company, or provides other material services to the portfolio company, the CCO will review whether such relationships may give rise to a conflict of interest.

•
Personal Relationships – The CCO will consider whether any senior executives or portfolio managers (or similar persons at Spectrum’s affiliates) have a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships that might give rise to a conflict of interest.

•
Familial Relationships – The CCO will consider whether any senior executives or portfolio managers (or similar persons at Spectrum’s affiliates) have a familial relationship relating to a portfolio company (e.g., a spouse or other relative who serves as a director of a portfolio company, is a candidate for such a position, or is employed by a portfolio company in a senior position).

In monitoring for conflicts of interest, the CCO will consider all information reasonably available to it about any material business, personal, or familial relationship involving Spectrum (and its affiliates) and a portfolio company, including the following:
•	A list of clients that are also public companies, which is prepared and updated by the Operations Department and retained in the Compliance Department.

•	Publicly available information.

•	Information generally known within Spectrum.

•
Information actually known by senior executives or portfolio managers. When considering a proxy proposal, investment professionals involved in the decision-making process must disclose any potential material conflict that they are aware of to the CCO prior to any substantive discussion of a proxy matter.

•
Information obtained periodically from those persons whom the CCO reasonably believes could be affected by a conflict arising from a personal or familial relationship (e.g., portfolio managers, senior management).

The CCO may, at his discretion, assign day-to-day responsibility for monitoring for conflicts to a designated person.  With respect to monitoring of affiliates, the CCO in conjunction with PGI’s CCO may rely on information barriers between Spectrum and its affiliates in determining the scope of its monitoring of conflicts involving affiliates.
Determining Whether a Conflict of Interest is “Material” – On a regular basis, CCO will monitor conflicts of interest to determine whether any may be “material” and therefore should be referred to PGI for resolution.  The SEC has not provided any specific guidance as to what types of conflicts may be “material” for purposes of proxy voting, so therefore it would be appropriate to look to the traditional materiality analysis under the federal securities laws, i.e., that a “material” matter is one that is reasonably likely to be viewed as important by the average shareholder.
Whether a conflict may be material in any case will, of course, depend on the facts and circumstances. However, in considering the materiality of a conflict, Spectrum will use the following two-step approach:
1.
Financial Materiality – The most likely indicator of materiality in most cases will be the dollar amount involved with the relationship in question.  For purposes of proxy voting, it will be presumed that a conflict is not material unless it involves at least 5% of Spectrum’s annual revenues or a minimum dollar amount of $1,000,000.  Different percentages or dollar amounts may be used depending on the nature and degree of the conflict (e.g., a higher number if the conflict arises through an affiliate rather than directly with Spectrum).

2.
Non-Financial Materiality – A non-financial conflict of interest might be material (e.g., conflicts involving personal or familial relationships) and should be evaluated based on the facts and circumstances of each case.

If the CCO has any question as to whether a particular conflict is material, it should presume the conflict to be material and refer it to the PGI’s CCO for resolution.  As in the case of monitoring conflicts, the CCO may appoint a designated person or subgroup of Spectrum’s investment team to determine whether potential conflicts of interest may be material.

Resolving a Material Conflict of Interest – When an employee of Spectrum refers a potential material conflict of interest to the CCO, the CCO will determine whether a material conflict of interest exists based on the facts and circumstances of each particular situation.  If the CCO determines that no material conflict of interest exists, no further action is necessary and the CCO will notify management accordingly.  If the CCO determines that a material conflict exists, CCO must disclose the conflict to affected clients and obtain consent from each as to the manner in which Spectrum proposes to vote.

Clients may obtain information about how we voted proxies on their behalf by contacting Spectrum’s Compliance Department.

PROXY VOTING GUIDELINES

CATEGORY I:  Routine Administrative Items

Philosophy:  Spectrum is willing to defer to management on matters of a routine administrative nature.  We feel management is best suited to make those decisions which are essential to the ongoing operation of the company and which do not have a major economic impact on the corporation and its shareholders.  Examples of issues on which we will normally defer to management’s recommendation include:

1.	selection of auditors
2.	increasing the authorized number of common shares
3.	election of unopposed directors

CATEGORY II:  Special Interest Issues

Philosophy:  While there are many social, political, environmental and other special interest issues that are worthy of public attention, we do not believe the corporate proxy process is the appropriate arena in which to achieve gains in these areas.  Our primary responsibility in voting proxies is to provide for the greatest long-term value for Spectrum’s clients.  We are opposed to proposals which involve an economic cost to the corporation, or which restrict the freedom of management to operate in the best interest of the corporation and its shareholders.  However, in general we will abstain from voting on shareholder social, political and environmental proposals because their long-term impact on share value cannot be calculated with any reasonable degree of confidence.

CATEGORY III:  Issues Having the Potential for Significant Economic Impact

Philosophy:  Spectrum is not willing to defer to management on proposals which have the potential for major economic impact on the corporation and the value of its shares.  We believe such issues should be carefully analyzed and decided by the owners of the corporation.  Presented below are examples of issues which we believe have the potential for significant economic impact on shareholder value.

1.
Classification of Board of Directors.   Rather than electing all directors annually, these provisions stagger a board, generally into three annual classes, and call for only one-third to be elected each year.  Staggered boards may help to ensure leadership continuity, but they also serve as defensive mechanisms.  Classifying the board makes it more difficult to change control of a company through a proxy contest involving election of directors.  In general, we vote on a case by case basis on proposals for staggered boards, but generally favor annual elections of all directors.

2.
Cumulative Voting of Directors.  Most corporations provide that shareholders are entitled to cast one vote for each director for each share owned - the one share, one vote standard.  The process of cumulative voting, on the other hand, permits shareholders to distribute the total number of votes they have in any manner they wish when electing directors.  Shareholders may possibly elect a minority representative to a corporate board by this process, ensuring representation for all sizes of shareholders.  Outside shareholder involvement can encourage management to maximize share value.  We generally support cumulative voting of directors.

3.
Prevention of Greenmail.  These proposals seek to prevent the practice of “greenmail”, or targeted share repurchases by management of company stock from individuals or groups seeking control of the company.  Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.  By making greenmail payments, management transfers significant sums of corporate cash to one entity, most often for the primary purpose of saving their jobs.  Shareholders are left with an asset-depleted and often less competitive company.  We think that if a corporation offers to buy back its stock, the offer should be made to all shareholders, not just to a select group or individual.  We are opposed to greenmail and will support greenmail prevention proposals.

4.
Supermajority Provisions.  These corporate charter amendments generally require that a very high percentage of share votes (70-81%) be cast affirmatively to approve a merger, unless the board of directors has approved it in advance.  These provisions have the potential to give management veto power over merging with another company, even though a majority of shareholders favor the merger.  In most cases we believe requiring supermajority approval of mergers places too much veto power in the hands of management and other minority shareholders, at the expense of the majority shareholders, and we oppose such provisions.

5.
Defensive Strategies.  These proposals will be analyzed on a case by case basis to determine the effect on shareholder value.  Our decision will be based on whether the proposal enhances long-term economic value.

6.
Business Combinations or Restructuring.  These proposals will be analyzed on a case by case basis to determine the effect on shareholder value.  Our decision will be based on whether the proposal enhances long-term economic value.

7.
Executive and Director Compensation.  These proposals will be analyzed on a case by case basis to determine the effect on shareholder value.  Our decision will be based on whether the proposal enhances long-term economic value.

Exhibit A to Proxy Policy

Report for Proxy Vote(s) Against RiskMetrics Recommendation(s)

This form should be completed in instances in which SAMI Portfolio Manager(s) decide to vote against RiskMetrics recommendations.

1. Security Name / Symbol:

2. Issue up for vote:

3. Summary of RiskMetrics recommendation (see attached full RiskMetrics recommendation:

4. Reasons for voting against RiskMetrics recommendation (supporting documentation may be attached):

5. Determination of potential conflicts (if any):

6. Contacted Compliance Department: Yes / No
Name of individual contacted: ____________________________________
Date: __________

7. Contacted other SAMI portfolio managers who have position in same security:
Yes / No
Name of individual contacted: ____________________________________
Date: __________

8. Portfolio Manager Signature: __________________________________
Date: __________
Portfolio Manager Name: _____________________________________

Portfolio Manager Signature*: __________________________________
Date: __________
Portfolio Manager Name: _____________________________________
*Note: All Portfolio Managers who manage portfolios that hold relevant security must sign.

T. ROWE PRICE ASSOCIATES, INC.
T. ROWE PRICE INTERNATIONAL LTD
T. ROWE PRICE (CANADA), INC
T. ROWE PRICE HONG KONG LIMITED
T. ROWE PRICE SINGAPORE PRIVATE LTD.

PROXY VOTING POLICIES AND PROCEDURES

RESPONSIBILITY TO VOTE PROXIES

T. Rowe Price Associates, Inc., T. Rowe Price International Ltd, T. Rowe Price (Canada), Inc., T. Rowe Price Hong Kong Limited, and T. Rowe Price Singapore Private Ltd. (“T. Rowe Price”) recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company’s directors and on matters affecting certain important aspects of the company’s structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the U.S.-registered investment companies which it sponsors and serves as investment adviser (“T. Rowe Price Funds”) and by institutional and private counsel clients who have requested that T. Rowe Price be involved in the proxy process. T. Rowe Price has assumed the responsibility for voting proxies on behalf of the T. Rowe Price Funds and certain counsel clients who have delegated such responsibility to T. Rowe Price. In addition, T. Rowe Price makes recommendations regarding proxy voting to counsel clients who have not delegated the voting responsibility but who have requested voting advice.  T. Rowe Price reserves the right to decline to vote proxies in accordance with client-specific voting guidelines.

T. Rowe Price has adopted these Proxy Voting Policies and Procedures (“Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.

Fiduciary Considerations. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

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 Other Considerations. One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. We recognize that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, our proxy voting guidelines are not intended to substitute our judgment for management’s with respect to the company’s day-to-day operations. Rather, our voting guidelines are designed to promote accountability of a company's management and board of directors to its shareholders; to align the interests of management with those of shareholders; and, to encourage companies to adopt best practices in terms of their corporate governance. In addition to our voting guidelines, we rely on a company’s disclosures, its board’s recommendations, a company’s track record, country-specific best practices codes, our research providers and, most importantly, our investment professionals’ views, in making voting decisions.

ADMINISTRATION OF POLICIES AND PROCEDURES

Proxy Committee. T. Rowe Price’s Proxy Committee (“Proxy Committee”) is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving corporate social responsibility issues. The Proxy Committee also reviews questions and responds to inquiries from clients and mutual fund shareholders pertaining to proxy issues. While the Proxy Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or counsel client. Rather, this responsibility is held by the Chairperson of the Fund’s Investment Advisory Committee or counsel client’s portfolio manager.

Proxy Services Group. The Proxy Services Group is responsible for administering the proxy voting process as set forth in the Policies and Procedures.

Proxy Administrator. The Proxy Services Group will assign a Proxy Administrator who will be responsible for ensuring that all meeting notices are reviewed and important proxy matters are communicated to the portfolio managers for consideration.

HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

In order to facilitate the proxy voting process, T. Rowe Price has retained ISS as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility. In order to reflect T. Rowe Price’s issue-by-issue voting guidelines as approved each year by the Proxy Committee, ISS maintains and implements a custom voting policy for the Price Funds and other client accounts.

Meeting Notification

T. Rowe Price utilizes ISS’s voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles T. Rowe Price holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to T. Rowe Price through Proxy Exchange, ISS’s web-based application.

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Vote Determination

Each day, ISS delivers into T. Rowe Price’s proprietary proxy research platform a comprehensive summary of upcoming meetings, proxy proposals, publications discussing key proxy voting issues, and custom vote recommendations to assist us with proxy research and processing. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the perspective of our clients.

Portfolio managers may decide to vote their proxies consistent with T. Rowe Price’s policies as set by the Proxy Committee and instruct our Proxy Administrator to vote all proxies accordingly. Alternatively, portfolio managers may request to review the vote recommendations and sign off on all proxies before the votes are cast, or they may choose only to sign off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the vote guidelines of the Proxy Committee. In all cases, the portfolio managers may elect to receive current reports summarizing all proxy votes in their client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their votes. The Proxy Administrator is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast contrary to T. Rowe Price guidelines.

T. Rowe Price Voting Policies

Specific voting guidelines have been adopted by the Proxy Committee for all regularly occurring categories of management and shareholder proposals. A detailed set of voting guidelines is available on the T. Rowe Price web site, www.troweprice.com. The following is a summary of our guidelines on the most significant proxy voting topics:

Election of Directors – T. Rowe Price generally supports slates with a majority of independent directors. T. Rowe Price votes against outside directors who do not meet certain criteria relating to their independence but who serve on key board committees. We vote against directors who are unable to dedicate sufficient time to their board duties due to their commitments to other boards. We may vote against certain directors who have served on company boards where we believe there has been a gross failure in governance or oversight. We may also vote against compensation committee members who approve excessive executive compensation arrangements. We support efforts to elect all board members annually because boards with staggered terms lessen directors’ accountability to shareholders and act as deterrents to takeover proposals. To strengthen boards’ accountability, T. Rowe Price supports proposals calling for a majority vote threshold for the election of directors.

Anti-takeover, Capital Structure and Corporate Governance Issues – T. Rowe Price generally opposes anti-takeover measures since they adversely impact shareholder rights and limit the ability of shareholders to act on potential value-enhancing transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes, and poison pills. We also oppose proposals that give management a “blank check” to create new classes of stock with disparate rights and privileges. When voting on capital structure proposals, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights. We generally support shareholder proposals that call for the separation of the Chairman and CEO positions unless there are sufficient governance safeguards already in place.

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Executive Compensation Issues – T. Rowe Price’s goal is to assure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests. We evaluate plans on a case-by-case basis, using a proprietary, scorecard-based approach that employs a number of factors, including dilution to shareholders, problematic plan features, burn rate, and the equity compensation mix. Plans that are constructed to effectively and fairly align executives’ and shareholders’ incentives generally earn our approval. Conversely, we oppose compensation packages that provide what we view as excessive awards to few senior executives, contain the potential for excessive dilution relative to the company’s peers, or rely on an inappropriate mix of options and full-value awards. We also may oppose equity plans at any company where we deem the overall compensation practices to be problematic. We generally oppose efforts to reprice options in the event of a decline in value of the underlying stock unless such plans appropriately balance shareholder and employee interests. For companies with particularly egregious pay practices such as excessive severance packages, executive perks, and bonuses that are not adequately linked to performance, we may vote against compensation committee members. We analyze management proposals requesting ratification of a company’s executive compensation practices (“Say-on-Pay” proposals) on a case-by-case basis, using a proprietary scorecard-based approach that assesses the long-term linkage between executive compensation and company performance. With respect to the frequency in which companies should seek advisory votes on compensation, we believe shareholders should be offered the opportunity to vote annually.

Mergers and Acquisitions – T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders’ current and future earnings stream and to ensure that our Price Funds and clients are receiving fair consideration for their securities. We evaluate proposals for the ratification of executive severance packages (“Say on Golden Parachute” proposals) in conjunction with merger transactions on a case-by-case basis.

Corporate Social Responsibility Issues – Vote recommendations for corporate responsibility issues are generated by the Global Corporate Governance Analyst using ISS’s proxy research. T. Rowe Price generally votes with a company’s management on social, environmental and corporate responsibility issues unless the issue has substantial investment implications for the company’s business or operations which have not been adequately addressed by management. T. Rowe Price supports well-targeted shareholder proposals on environmental and other public policy issues that are particularly relevant to a company’s businesses.

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Global Portfolio Companies – ISS applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company’s domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of the shareholder franchise, recognizing that application of policies developed for U.S. corporate governance issues are not appropriate for all markets. The Proxy Committee has reviewed ISS’s general global policies and has developed international proxy voting guidelines which in most instances are consistent with ISS recommendations.

Index and Passively Managed Accounts – Proxy voting for index and other passively-managed portfolios is administered by the Proxy Services Group using T. Rowe Price’s policies as set by the Proxy Committee. If a portfolio company is held in both an actively managed account and an index account, the index account will default to the vote as determined by the actively managed proxy voting process.

Divided Votes – In situations where a decision is made which is contrary to the policies established by the Proxy Committee, or differs from the vote for any other client or T. Rowe Price Fund, the Proxy Services Group advises the portfolio managers involved of the divided vote. The persons representing opposing views may wish to confer to discuss their positions. In such instances, it is the normal practice for the portfolio manager to document the reasons for the vote if it is against T. Rowe Price policy. The Proxy Administrator is responsible for assuring that adequate documentation is maintained to reflect the basis for any vote which is cast in opposition to T. Rowe Price policy.

Shareblocking – Shareblocking is the practice in certain foreign countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. T. Rowe Price’s policy is generally to abstain from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the loss of liquidity in the blocked shares.

Securities on Loan – The T. Rowe Price Funds and our institutional clients may participate in securities lending programs to generate income. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the voting deadline. T. Rowe Price’s policy is generally not to vote securities on loan unless the portfolio manager has knowledge of a material voting event that could affect the value of the loaned securities. In this event, the portfolio manager has the discretion to instruct the Proxy Administrator to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting.

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Monitoring and Resolving Conflicts of Interest

The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price’s voting guidelines are pre-determined by the Proxy Committee, application of the guidelines by fund portfolio managers to vote fund proxies should in most instances adequately address any possible conflicts of interest. However, the Proxy Committee reviews all proxy votes that are inconsistent with T. Rowe Price guidelines to determine whether the portfolio manager’s voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company’s proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price’s Code of Ethics and Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

Specific Conflict of Interest Situations - Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price policy, and votes inconsistent with policy will not be permitted. In addition, T. Rowe Price has voting authority for proxies of the holdings of certain T. Rowe Price funds that invest in other T. Rowe Price funds. In cases where the underlying fund of a T. Rowe Price fund-of-funds holds a proxy vote, T. Rowe Price will mirror vote the fund shares held by the fund-of-funds in the same proportion as the votes cast by the shareholders of the underlying funds.

REPORTING AND RECORD RETENTION

Vote Summary Reports will be generated for each client that requests T. Rowe Price to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods and are provided to clients upon request.

T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price voting guidelines, Proxy Committee meeting materials, and other internal research relating to voting decisions will be kept. All proxy voting materials and supporting documentation are retained for six years (except for proxy statements available on the SEC’s EDGAR database).

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Thompson, Siegel & Walmsley LLC Investment Adviser Policies and Procedures Manual

Proxy Voting

Policy

TS&W has a fiduciary responsibility to its clients for voting proxies, where authorized, for portfolio securities, domestic and foreign, consistent with the best economic interests of its clients. TS&W maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm’s proxy policies and practices in Form ADV Part 2A. Our policy and practice includes the responsibility to monitor corporate actions and potential conflicts of interest receive and vote client proxies, and make information available to clients about the voting of proxies for their portfolio securities while maintaining relevant and required records.

Background

Proxy voting is an important right of shareholders, and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

Responsibility

TS&W’s Proxy Coordinator(s) have the responsibility for the organization and monitoring of our proxy voting policy, practices, and recordkeeping.  Implementation and disclosure, including outlining our voting guidelines in our procedures, is the responsibility of the CCO/ACO.  TS&W has retained the services of Institutional Shareholder Services, Inc. (“ISS”).  ISS is a Registered Investment Adviser under the Investment Advisers Act of 1940.  It is a leading provider of proxy voting and corporate governance services and serves more than 1700 institutions. ISS provides TS&W proxy proposal research and voting recommendations and votes accounts on TS&W’s behalf under the guidance of ISS’s standard voting guidelines.  Those guidelines cover the following areas:

•	Operational Issues

•	Board of Directors

•	Proxy Contests

•	Anti-takeover Defenses and Voting Related Issues

•	Mergers and Corporate Restructurings

•	State of Incorporation

•	Capital Structure

PROXY VOTING Page 1 of 4

Compliance Review – May 1, 2011
Last Update – May 1, 2011

Proxy Voting
•	Executive & Director Compensation
▪	Equity Compensation Plans
▪	Specific Treatment of Certain Award Types in Equity Plan Evaluations
▪	Other Compensation Proposals & Policies
▪	Shareholder Proposals on Compensation

•	Corporate Responsibility
▪	Consumer Issues and Public Safety
▪	Environment and Energy
▪	General Corporate Issues
▪	Labor Standards and Human Rights
▪	Military Business
▪	Workplace Diversity

•	Mutual Fund Proxies

TS&W’s proxy coordinator is responsible for monitoring ISS’s voting procedures on an ongoing basis. TS&W’s general procedure regarding the voting of proxies is as follows:

Procedure

TS&W has adopted various procedures and internal controls to review, monitor and ensure the firm’s Proxy Voting policy is observed, implemented properly and amended or updated, as appropriate, which include the following:

Voting Procedures

•
Upon timely receipt of proxy materials, ISS will automatically release vote instructions on client’s behalf as soon as custom research is completed.  TS&W retains authority to override the votes (before cut-off date) if disagrees with the vote recommendation.

•
The Proxy Coordinator will monitor the voting process at ISS via ISS Proxy Exchange website (ISS’s online voting and research platform).  Records of which accounts are voted, how accounts are voted, and how many shares are voted are kept electronically with ISS.

•	For proxies not received at ISS, TS&W and ISS will make a best efforts attempt to receive ballots from the clients’ custodian.

•	TS&W will be responsible for account maintenance – opening and closing of accounts, transmission of holdings and account environment monitoring.

•
An Associate Portfolio Manager (proxy oversight representative) will keep abreast of any critical or exceptional events or events qualifying as a conflict of interest via ISS Proxy Exchange website and email.  TS&W has the ability to override vote instructions and the Associate Portfolio Manager will consult with TS&W’s Investment Policy Committee or product managers in these types of situations.

All domestic and foreign security proxies are voted solely in the best interest of clients on a best efforts basis.  Proactive communication takes place via regular meetings with ISS’s Client Relations Team.

PROXY VOTING Page 2 of 4

Proxy Voting

Disclosure

TS&W will provide conspicuously displayed information in its Disclosure Document summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how TS&W voted a client’s proxies, and that clients may request a copy of these policies and procedures.

See Addenda ADV Part 2A – Item 17– Voting Client Securities.

Client Requests for Information

•	All client requests for information regarding proxy votes, or policies and procedures, received by any associate should be forwarded to the Proxy Coordinator(s).

•
In response to any request, the Proxy Coordinator(s) will prepare a written response to the client with the information requested, and as applicable, will include the name of the issuer, the proposal voted upon, and how TS&W voted the client’s proxy with respect to each proposal about which the client inquired.

Voting Guidelines

•
TS&W has a fiduciary responsibility under ERISA to vote ERISA Plan proxies unless the Plan directs otherwise.  TS&W will vote proxies when directed by non-ERISA clients.  In the absence of specific voting guidelines from the client and upon timely receipt of proxy materials from the custodian, ISS will vote proxies in the best interests of each particular client. ISS’s policy is to vote all proxies from a specific issuer the same way for each client, absent qualifying restrictions from a client. Clients are permitted to place reasonable restrictions on TS&W's voting authority in the same manner that they may place such restrictions on the actual selection of account securities.

•
ISS will generally vote in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors absent conflicts of interest raised by auditors' non-audit services.

•	ISS will generally vote against proposals that cause board members to become entrenched, reduce shareholder control over management or in some way diminish shareholders’ present or future value.

•	In reviewing proposals, ISS will further consider the opinion of management and the effect on management, and the effect on shareholder value and the issuer’s business practices.

•	A complete summary of ISS’s US and International voting guidelines is available at: http://www.issgovernance.com/policy/2011/policy_information

Conflicts of Interest

•
TS&W will identify any conflicts that exist between the interests of the adviser and each client by reviewing the relationship of TS&W with the issuer of each security to determine if TS&W or any of its associates has any financial, business or personal relationship with the issuer.

•	If a material conflict of interest exists, the CCO will instruct ISS to vote using ISS’s standard policy guidelines which are derived independently from TS&W.

•	TS&W will maintain a record of the voting resolution of any conflict of interest.

PROXY VOTING Page 3 of 4

Proxy Voting
Practical Limitations Relating to Proxy Voting

TS&W makes a best effort to vote proxies.  In certain circumstances it may be impractical or impossible for TS&W to do so.  Identifiable circumstances include:

•	Limited Value: Where TS&W has concluded that to do so would have no identifiable economic benefit to the client-shareholder;

•	Unjustifiable Cost: When the costs of or disadvantages resulting from voting, in TS&W’s judgment, outweigh the economic benefits of voting;

•
Securities Lending:  If securities are on loan at the record date, the client lending the security cannot vote the proxy.  Because TS&W generally is not aware of when a security may be on loan, it does not have the opportunity to recall the security prior to the record date; and

•
Failure to receive proxy statements:  TS&W may not be able to vote proxies in connection with certain holdings, most frequently for foreign securities, if it does not receive the account’s proxy statement in time to vote the proxy.

Recordkeeping

TS&W and/or ISS shall retain the following proxy records in accordance with the SEC’s five-year retention requirement:

•	These policies and procedures and any amendments;

•	Each proxy statement that ISS receives;

•	A record of each vote that ISS casts on behalf of TS&W;

•	Any document ISS created that was material to making a decision how to vote proxies, or that memorializes that decision; and

•	A copy of each written request from a client for information on how ISS voted such client’s proxies, and a copy of any written response.

PROXY VOTING Page 4 of 4

 TORTOISE CAPITAL ADVISORS, L.L.C.

PROXY VOTING POLICIES AND PROCEDURES

1.	Introduction

Unless a client is a registered investment company under the Investment Company Act of 1940 or a client requests Tortoise Capital Advisors, L.L.C. (the “Adviser”) to do so in writing,  the Adviser does not vote proxy materials for its clients.  In the event the Adviser receives any proxies intended for clients who have not delegated proxy voting responsibilities to the Adviser, the Adviser will promptly forward such proxies to the client for the client to vote.  When requested by the client, the Adviser may provide advice to the client regarding proposals submitted to the client for voting.  In the event an employee determines that the Adviser has a conflict of interest due to, for example, a relationship with a company or an affiliate of a company, or for any other reason which could influence the advice given, the employee will advise the Chief Compliance Officer who will advise the Investment Committee, and the Investment Committee will decide whether the Adviser should either (1) disclose to the client the conflict to enable the client to evaluate the advice in light of the conflict or (2) disclose to the client the conflict and decline to provide the advice.

In cases in which the client is a registered investment company under the Investment Company Act of 1940 or in cases where the client has delegated proxy voting responsibility and authority to the Adviser, the Adviser has adopted and implemented the following policies and procedures, which it believes are reasonably designed to ensure that proxies are voted in the best interests of its clients.  In pursuing this policy, proxies should be voted in a manner that is intended to maximize value to the client.  In situations where Adviser accepts such delegation and agrees to vote proxies, Adviser will do so in accordance with these Policies and Procedures.  The Adviser may delegate its responsibilities under these Policies and Procedures to a third party, provided that no such delegation shall relieve the Adviser of its responsibilities hereunder and the Adviser shall retain final authority and fiduciary responsibility for such proxy voting.

2.	General

a.
Because of the unique nature of the Master Limited Partnerships (“MLPs”), the Adviser shall evaluate each proxy of an MLP on a case-by-case basis.  Because proxies of MLPs are expected to relate only to extraordinary measures, the Adviser does not believe it is prudent to adopt pre-established voting guidelines.

b.
In the event requests for proxies are received with respect to the voting of equity securities other than MLP equity units, on routine matters, such as election of directors or approval of auditors, the proxies usually will be voted with management unless the Adviser determines it has a conflict or the Adviser determines there are other reasons not to vote with management.  On non-routine matters, such as amendments to governing instruments, proposals relating to compensation and stock option and equity compensation plans, corporate governance proposals and shareholder proposals, the Adviser will vote, or abstain from voting if deemed appropriate, on a case by case basis in a manner it believes to be in the best economic interest of its clients, and registered investment company clients’ shareholders.  In the event requests for proxies are received with respect to debt securities, the Adviser will vote on a case by case basis in a manner it believes to be in the best economic interest of its clients, and registered investment company clients’ shareholders.

c.
The Investment Committee of the Adviser, or a Manager of the Adviser designated by the Investment Committee as listed on Exhibit A hereto, is responsible for monitoring Adviser’s proxy voting actions and ensuring that (i) proxies are received and forwarded to the appropriate decision makers; and (ii) proxies are voted in a timely manner upon receipt of voting instructions.  The Adviser is not responsible for voting proxies it does not receive, but will make reasonable efforts to obtain missing proxies.

d.
The Investment Committee of the Adviser, or a Manager of the Adviser designated by the Investment Committee as listed on Exhibit A hereto, shall implement procedures to identify and monitor potential conflicts of interest that could affect the proxy voting process, including (i) significant client relationships; (ii) other potential material business relationships; and (iii) material personal and family relationships.

e.
All decisions regarding proxy voting shall be determined by the Investment Committee of the Adviser, or a Manager of the Adviser designated by the Investment Committee, and shall be executed by a Manager of the Adviser or, if the proxy may be voted electronically, electronically voted by a Manager of the Adviser or his designee, including any of the individuals listed on Exhibit A hereto. Every effort shall be made to consult with the portfolio manager and/or analyst covering the security.

f.	The Adviser may determine not to vote a particular proxy, if the costs and burdens exceed the benefits of voting (e.g., when securities are subject to loan or to share blocking restrictions).

3.	Conflicts of Interest

The Adviser shall use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist only if one or more of the managers of the Adviser actually knew or should have known of the conflict.  The Adviser is sensitive to conflicts of interest that may arise in the proxy decision-making process and has identified the following potential conflicts of interest:

•	A principal of the Adviser or any person involved in the proxy decision-making process currently serves on the Board of the portfolio company.

•	An immediate family member of a principal of the Adviser or any person involved in the proxy decision-making process currently serves as a director or executive officer of the portfolio company.

•	The Adviser, any venture capital fund managed by the Adviser, or any affiliate holds a significant ownership interest in the portfolio company.

This list is not intended to be exclusive.  All employees are obligated to disclose any potential conflict to the Adviser’s Chief Compliance Officer.

2

If a material conflict is identified, Adviser management may (i) disclose the potential conflict to the client and obtain consent; or (ii) establish an ethical wall or other informational barriers between the person(s) that are involved in the conflict and the persons making the voting decisions.

4.	Recordkeeping

The Investment Committee of the Adviser, or a Manager of the Adviser designated by the Investment Committee as listed on Exhibit A hereto, is responsible for maintaining the following records:

•	proxy voting policies and procedures;

•
proxy statements (provided, however, that the Adviser may rely on the Securities and Exchange Commission’s EDGAR system if the issuer filed its proxy statements via EDGAR or may rely on a third party as long as the third party has provided the Adviser with an undertaking to provide a copy of the proxy statement promptly upon request);

•	records of votes cast and abstentions; and

•	any records prepared by the Adviser that were material to a proxy voting decision or that memorialized a decision.

3

Exhibit A

Manager of the Adviser Designated by Investment Committee

Zach Hamel

Designees for Electronic Voting of Proxies

Zach Hamel

Rob Thummel

Matt Sallee

Cameron Addington

Nick Holmes

4

TURNER INVESTMENT PARTNERS, INC.
 TURNER INVESTMENT MANAGEMENT LLC

Proxy Voting Policy and Procedures

Turner Investment Partners, Inc., as well as its investment advisory affiliate, Turner Investment Management LLC (collectively, “Turner”), act as fiduciaries in relation to their clients and the assets entrusted by them to their management.  Where the assets placed in Turner’s care include shares of corporate stock, and except where the client has expressly reserved to itself or another party the duty to vote proxies, it is Turner’s duty as a fiduciary to vote all proxies relating to such shares.

Duties with Respect to Proxies:

Turner has an obligation to vote all proxies appurtenant to shares of corporate stock owned by its client accounts in the best interests of those clients.  In voting these proxies, Turner may not be motivated by, or subordinate the client’s interests to, its own objectives or those of persons or parties unrelated to the client.  Turner will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by Turner.  Turner shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

Delegation to Proxy Voter Services:

In order to carry out its responsibilities in regard to voting proxies, Turner must track all shareholder meetings convened by companies whose shares are held in Turner client accounts, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.

Consistent with these duties, Turner has delegated certain aspects of the proxy voting process to Institutional Shareholder Services, and its Proxy Voter Services (PVS) subsidiary.  PVS is a separate investment adviser registered under the Investment Advisers Act of 1940, as amended.  Under an agreement entered into with Turner, PVS has agreed to vote proxies in accordance with recommendations developed by PVS and overseen by Turner, except in those instances where Turner has provided it with different direction.

PVS’s voting recommendations typically favor the interests of the shareholder/owner rather than a company’s management. Turner’s long-standing practice has been to follow voting guidelines of this type.  Although Turner has not chosen PVS or its services for this reason, its engagement of PVS could be interpreted as helpful to maintaining or attracting clients or potential clients supportive of shareholder/owner rights. In this respect its engagement of PVS potentially presents a conflict of interest for Turner, which has a number of clients concerned with shareholder/owner rights, including but not limited to public plans and unions.

It should be emphasized that any client or potential client of Turner need not delegate the voting of proxies to Turner (and thus indirectly to PVS as overseen by Turner), and may instead direct its custodian or another party to undertake this responsibility.  Alternatively, a client or potential client may direct Turner to vote following guidelines it selects rather than following the Turner selected PVS guidelines if its preference is to follow voting guidelines that typically favor the interests of company management.  Turner will provide upon request a copy of the current proxy voting guidelines followed by PVS to assist you in this evaluation.

Review and Oversight:

Turner has reviewed the methods used by PVS to identify and track shareholder meetings called by publicly traded issuers throughout the United States and around the globe.  Turner has satisfied itself that PVS operates a system reasonably designed to identify all such meetings and to provide Turner with timely notice of the date, time and place of such meetings.  Turner has further reviewed the principles and procedures employed by PVS in making recommendations on voting proxies on each issue presented, and has satisfied itself that PVS’s recommendations are: (i) based upon an appropriate level of diligence and research, and (ii) designed to further the interests of shareholders and not serve other unrelated or improper interests.  Turner, either directly or through its duly-constituted Proxy Committee, shall review its determinations as to PVS at least annually.

Notwithstanding its belief that PVS’s recommendations are consistent with the best interests of shareholders and appropriate to be implemented for Turner’s client accounts, Turner has the right and the ability to depart from a recommendation made by PVS as to a particular vote, slate of candidates or otherwise, and can direct PVS to vote all or a portion of the shares owned for client accounts in accordance with Turner’s preferences.  PVS is bound to vote any such shares subject to that direction in strict accordance with all such instructions.  Turner, through its Proxy Committee, reviews on a regular basis the overall shareholder meeting agenda, and seeks to identify shareholder votes that warrant further review based upon either (i) the total number of shares of a particular company stock that Turner holds for its clients accounts, or (ii) the particular subject matter of a shareholder vote, such as board independence or shareholders’ rights issues.  In determining whether to depart from a PVS recommendation, the Turner Proxy Committee looks to its view of the best interests of shareholders, and provides direction to PVS only where in Turner’s view departing from the PVS recommendation appears to be in the best interests of Turner’s clients as shareholders.  The Proxy Committee keeps minutes of its determinations in this regard.

The Turner Proxy Committee has only very infrequently departed from the PVS recommendation, and clients should expect that the PVS recommendation will be followed for the vast majority of votes.

Conflicts of Interest:

Turner stock is not publicly traded, and Turner is not otherwise affiliated with any issuer whose shares are available for purchase by client accounts.  Further, no Turner affiliate currently provides brokerage, underwriting, insurance, banking or other financial services to issuers whose shares are available for purchase by client accounts.

Where a client of Turner is a publicly traded company in its own right, Turner may be restricted from acquiring that company’s securities for the client’s benefit.  Further, while Turner believes that any particular proxy issues involving companies that engage Turner, either directly or through their pension committee or otherwise, to manage assets on their behalf, generally will not present conflict of interest dangers for the firm or its clients, in order to avoid even the appearance of a conflict of interest, the Proxy Committee will determine, by surveying the Firm’s employees or otherwise, whether Turner, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer’s pension plan, corporate directors or candidates for directorships.  In the event that any such relationship is found to exist, the Proxy Committee will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence Turner’s or the Committee’s decision to provide direction to PVS on a given vote or issue.  Further to that end, Turner will adhere to all recommendations made by PVS in connection with all shares issued by such companies and held in Turner client accounts, and, absent extraordinary circumstances that will be documented in writing, will not subject any such proxy to special review by the Proxy Committee.

As discussed above, Turner’s selection of PVS may be considered a potential conflict of interest. Turner will in all instances seek to resolve any conflicts of interests that may arise prior to voting proxies or selecting a proxy voting agent/research provider in a manner that reflects the best interests of its clients.

Securities Lending:

Turner will generally not vote nor seek to recall in order to vote shares on loan in connection with client administered securities lending programs, unless it determines that a vote is particularly significant.  Seeking to recall securities in order to vote them even in these limited circumstances may nevertheless not result in Turner voting the shares because the securities are unable to be recalled in time from the party with custody of the securities, or for other reasons beyond Turner’s control. Clients that participate in securities lending programs should expect that Turner will not frequently vote or seek to recall in order to vote shares that are on loan.

Obtaining Proxy Voting Information:

To obtain information on how Turner voted proxies or for a copy of current PVS guidelines, please contact:

Andrew Mark, Director of Operations
  and Technology Administration
c/o Turner Investment Partners, Inc.
1205 Westlakes Drive, Suite 100
Berwyn, PA 19312

Recordkeeping:

Turner shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding client statements; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information, and (v) any documents prepared by Turner that are material in making a proxy voting decision.  Such records may be maintained with a third party, such as PVS, that will provide a copy of the documents promptly upon request.

Adopted:  July 1, 2003
Last revised:      June 15, 2009

Exhibit N – VNIM Proxy Voting Guideline

Memorandum

DATE:	March 23, 2011

TO:	All Portfolio Managers

FROM:	Richard Faig

RE:	Updated Summary of Proxy Voting Guidelines

	Vote			Discuss
	with	Vote	Vote	with
	Mgmt.	For	Against	Mgr.
Directors
• Voting on director nominees in uncontested elections	x
• Chairman and CEO can be the same person	x
• Majority of directors must be independent	x
• Minimum stock ownership requirements	x
• Term of office	x
• D&O indemnification and liability protection	x
• Director nominees in contested elections				x
• Reimburse dissident proxy solicitation expenses				x

Ratifying Auditors		x

Charitable Contributions - proposals to limit			x

Proxy Contest Defenses
• Efforts to further the annual election of directors		x
• Efforts that allow director removal w/ or w/o cause		x
• Efforts that allow shareholders to elect director vacancies		x
• Efforts to permit cumulative voting		x
• Efforts to allow shareholders to call special meetings		x
• Efforts to allow shareholder action by written consent		x
• Fixed size of Board		x

Tender Offer Defenses
• Poison Pills			x
• Fair Price Provisions - no more than simple majority req’d.		x
• Anti-Greenmail		x
• Anti-Greenmail bundled with other provisions				x
• Pale Greenmail with restructuring				x
• Dual class exchange offers or recapitalizations			x
• Supermajority Vote Requirement to amend Charter or Bylaws			x
• Supermajority Vote Requirement to approve mergers			x
• Shareholder approval of preferred issues other than general		x

	Vote			Discuss
	with	Vote	Vote	with
	Mgmt.	For	Against	Mgr.

Confidential Voting		x

Significant Shareholder Access to Management Proxy Material		x

Shareholder Advisory Committees			x

Capital Structure
• Increase common stock authorized				x
• Increase common stock authorized more than 100%				x
• Splits and reverse splits		x
• Blank Check Preferred stock not used for defense		x
• New class of Unspecified Preferred Stock			x
• Increase in authorized Blank Check Preferred				x
• Reduce Par Value of stock		x
• Shareholder proposals for Preemptive Rights				x
• Debt Restructurings				x
• Open market share repurchases		x

Executive and Director Compensation (Generally vote with
management; review with manager if management and RMG split.)

• Additional disclosure of compensation	x
• Limitations on executive and director compensation	x
• Golden Parachutes require shareholder ratification		x
• Non-binding shareholder ratification of executive officer compensation				x
• Advisory vote on say-on-pay frequency				x
• Approval of extraordinary transaction executive compensation				x
• ESOPs implementation or increase require shareholder		x
• 401(k) Plans		x
• Stock Incentive / Compensation plan origination or increase in shares allotted	x

Efforts to Include the Cost of Stock Options in Expenses		x

State of Incorporation
• Opt in state takeover statutes		x
• Opt out of state takeover statutes			x
• Change state of incorporation				x

Mergers and Restructurings
• Mergers and acquisitions				x
• Restructurings				x
• Spin-offs				x
• Asset Sales				x
• Liquidations				x
• Shareholder Appraisal Rights (right to require an appraisal)		x
• Change in corporate name		x

	Vote			Discuss
	with	Vote	Vote	with
	Mgmt.	For	Against	Mgr.

Open-ended approval of “Other Business Coming Before the Meeting			x

Mutual Fund Proxies - (Generally vote for except on changes to
Fundamental Investment Restrictions or proposals to hire/fire
Managers, which should be discussed)

Social and Environmental Issues- (vote for additional disclosures)

• Energy and Environment	x
• Conducting business in politically sensitive regions	x
• Military issues	x
• Maquiladora and international operating standards	x
• EEOC	x
• Animal rights	x
• Product integrity and marketing	x
• Human resource issues	x
• Sustainability reporting	x

Vaughan Nelson Investment Management
Vaughan Nelson Trust Company
Investment Adviser Policies and Procedures Manual
September 2011

Proxy Voting Policy and Procedures

Introduction

Rule 206(4)-6 under the Investment Advisers Act of 1940 addresses an investment adviser’s duty with regard to the voting of proxies for clients.  Under the rule an adviser must:

a)
Adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the client’s best interest and to address procedures to be undertaken in the event a material conflict arises between the firm’s interest and that of our clients as to how a particular security or proxy issue is voted;

b)	Disclose to clients how they may obtain information regarding how the firm voted with respect to the client’s securities; and
c)	Describe the firm’s policies and procedures to clients and, upon request, furnish a copy of the policies and procedures to the requesting client.

The policy and procedures below have been reasonably designed to ensure proxies are voted in the best interest of our clients and in compliance with Rule 206(4)-6.  Our authority to vote proxies for our clients is established through either the advisory contract (if the contract is silent, implied by the overall delegation of discretionary authority), or our fiduciary responsibility to ERISA clients under Department of Labor regulations.

Policy

The firm undertakes to vote all client proxies in a manner reasonably expected to ensure the client’s best interest is upheld and in a manner that does not subrogate the client’s best interest to that of the firm’s in instances where a material conflict exists or potentially exists.

The firm has created a proxy voting guideline (the “Guideline”) (see Exhibit N) reasonably believed to be in the best interest of clients relating to common and recurring issues found within proxy voting material.  In drafting this guideline the firm considered the nature of the firm’s business and the types of securities being managed.  The firm created the Guideline to help ensure voting consistency on issues common amongst issuers and to help serve as evidence that a vote was not the product of a conflict of interest but rather a vote in accordance with a pre-determined policy.

Conflicts of Interest

The most common conflicts of interest result from a situation involving a business relationship and/or a potential financial benefit to the firm.  The firm envisions only rare situations where a conflict of interest would exist or potentially exist between the firm and its clients given the nature of the firm’s business, clients, relationships and the types of securities managed.  Notwithstanding, apparent or actual conflicts of interest may arise from time to time.  In such instances the firm will undertake to vote such proxies in the continued best interest of clients in accordance with the procedures put in place addressing potential or actual material conflicts.

Vaughan Nelson Investment Management
Vaughan Nelson Trust Company
Investment Adviser Policies and Procedures Manual
September 2011

Proxy Voting Policies and Procedures (cont’d.)

A potential conflict may be resolved in either of the following manners:

•
If the proposal that gives rise to an actual or potential conflict is specifically addressed in the Guideline, the firm may vote the proxy in accordance with the pre-determined Guideline; provided that the pre-determined Guideline involves little or no discretion on the firm’s part; or

•	The firm may follow the recommendations of RiskMetrics, an independent third party, as to how the proxy should be voted.

Limitations

There may be circumstances or situations that may preclude or limit the manner in which proxies are voted.  This may include but is not limited to:

•	Mutual Funds – where voting may be controlled by restrictions within the fund or the actions of authorized persons
•	International Securities – where the perceived benefit of voting an international proxy does not outweigh the anticipated costs of doing so
•	New Accounts – instances where security holdings assumed will be sold in the near term thereby limiting any benefit to be obtained by a vote of proxy material
•	Unsupervised Securities – where the firm does not have a basis on which to offer advice
•
Unjustifiable Costs – where the firm may abstain from voting a client proxy in a specific instance if, in our good faith determination, the costs involved in voting such proxy cannot be justified (e.g. total client holdings less than 10,000 shares and not held by a mutual fund; costs associated with obtaining translations of relevant proxy materials for non-U.S. securities) in light of the benefits to the client of voting.  In accordance with the firm’s fiduciary duties, the firm shall, in appropriate cases, weigh the costs and benefits of voting proxy proposals and shall make an informed decision with respect to whether voting a given proxy proposal is prudent.  The decision will take into account the effect that the vote, either by itself or together with other votes, is expected to have on the value of client’s investment and whether this expected effect would outweigh the cost of voting.

•	Securities out on loan
•
ERISA accounts – with respect to ERISA clients for whom we have accepted the responsibility for proxy voting, we vote proxies in accordance with our duty of loyalty and prudence, compliance with the plan documents, and the firm’s duty to avoid prohibited transactions.

Guideline Formulation

The majority of proxy issues to be voted on are both recurring in nature and common amongst issuers.  This would include items ranging from the election of directors and ratification of auditors to cumulative voting and “poison pills”.  A proxy voting guideline has been developed, (see Exhibit N), to reflect how we believe a vote should normally be cast in order to support the best interest of our clients.  The use of this guideline also facilitates a process that supports voting consistency and efficiency in administration.  However, it should be acknowledged that a “blanket voting approach” cannot be applied to many recurring and common issues.  The guideline indicates that such issues will be addressed on a case-by-case basis in consultation with a portfolio manager to determine how to vote the issue in our client’s best interest.

2

Vaughan Nelson Investment Management
Vaughan Nelson Trust Company
Investment Adviser Policies and Procedures Manual
September 2011

Proxy Voting Policies and Procedures (cont’d.)

The guideline is the work product of the firm’s investment committee who has the responsibility to determine how proxy issues should be voted to promote the interest of our clients.  The investment committee draws on various sources of information in reviewing/formulating the guideline including, but not limited to, research provided by an independent research firm (RiskMetrics), internal research, published information on corporate governance and experience.

Disclosure to Clients

The disclosure/delivery to clients required by Rule 206(4)-6 includes “a concise summary of the firm’s proxy voting process rather than a reiteration of the firm’s policies and procedures” and an indication that “a copy of the policies and procedures is available on request.”  The method of delivering this summary is not stipulated, however, it must be clear, not hidden in a longer document and delivered directly to the client.  In addition, the disclosure should describe how the client may obtain information from the adviser on how it voted with respect to the client’s securities.

Procedures

The procedures to be performed in the execution or our proxy voting duty to clients will be as follows:

Oversight

The Compliance department will be responsible for the administration and oversight of the proxy voting process.  The Compliance department will also:

1.	Review and update the firm’s policies and procedures as necessary.

2.	Coordinate the review and update of the firm’s proxy voting guidelines by the investment committee or its designee.

3.	Consult with and coordinate the voting of proxies with the appropriate portfolio manager as needed.

The Compliance Individual (CI) and Proxy Administrator (PA) will oversee the use of RiskMetrics, an outside third-party vendor, who provides assistance with proxy research, proxy voting and record retention.

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Vaughan Nelson Investment Management
Vaughan Nelson Trust Company
Investment Adviser Policies and Procedures Manual
September 2011

Proxy Voting Policies and Procedures (cont’d.)

Account Setup

1.	New clients will receive a copy of the “Description of Proxy Voting Policies and Procedures” as part of information provided in connection with the firm’s New Client Checklist.

2.
At the time a contract is entered into a determination will be made as to whether the client will retain proxy voting responsibilities.  A separate acknowledgement will be obtained where the client elects to retain proxy voting responsibilities.

3.	The PA will arrange for client proxy material to be forwarded to RiskMetrics for voting.

Securities Lending

In many cases Vaughan Nelson’s clients participate in securities lending programs whereby the legal right to vote a proxy is transferred to the borrower as a result of lending process.   From time to time, circumstances may arise where Vaughan Nelson desires to vote shares in an upcoming proxy (i.e. acquisition, contested election, etc.).  In these cases, Vaughan Nelson, if the record date has not passed, will request the client to ‘recall’ the security in question from loan until the proxy record date in order for the client (and thereby Vaughan Nelson) to be the holder of record in order to cast the proxy vote.

Voting Process

1.	The PA uploads a file each day (on a settlement date basis) detailing all the securities held on behalf of our clients for which we own more than 10,000 shares to RiskMetrics.

2.	RiskMetrics is responsible for matching the proxy material received with this listing and following up with any custodian that has not forwarded proxies within a reasonable time.

3.	Through web access and the RiskMetrics software the PA is able to determine for each security its record date, meeting date and whether RiskMetrics has completed proxy research on the security.

4.	The PA will download the RiskMetrics proxy research for each security along with a copy of the voting form and forward the package to the CI.

5.
The CI will make a determination as to whether a material conflict exists with regard to the proxy or an individual proxy issue.  The results of this determination will be documented and initialed on the proxy voting form.

6.	The CI will review the proxy issues against the firm’s Guideline and cast each vote on the voting form, if able, and sign off on having voted those issues.

a)	If all issues were able to be voted within the Guideline the package will be returned to the PA for online voting.

b)	If issues exist for which a case-by-case review must be made the package is forwarded to the appropriate manager. The manager will review the information

4

Vaughan Nelson Investment Management
Vaughan Nelson Trust Company
Investment Adviser Policies and Procedures Manual
September 2011

Proxy Voting Policies and Procedures (cont’d.)

c)
within the package and any other necessary information in order to formulate the vote to be cast.  The rationale for any departures from the firm’s Guideline will be documented within the package.  All votes will be indicated on the voting form and the manager will sign off as to having voted those issues.  The package will then be returned to the PA for voting.

d)
As described under “Conflicts of Interests”, where a material conflict exists the firm may vote the issue 1) in accordance with the Guideline if the application of such policy to the issue at hand involves little or no discretion on the part of the firm, or

2) as indicated by the independent third-party research firm, RiskMetrics.  By voting conflicts in accordance with the indication of an independent third-party, the firm will be able to demonstrate that the vote was not a product of a conflict of interest.  An indication that this was the approach taken to vote the issue will be made and signed off on by the Compliance Officer.  The package will then be returned to the PA for voting.

7.
Through the software interface with RiskMetrics the PA will indicate, review and submit our vote on individual securities.  The PA is able to re-submit our vote up until the day before the meeting which can accommodate cases where new information may come to light.

8.	RiskMetrics will then process the vote with the issuer on behalf of the firm.

Recordkeeping

The following records relating to the voting of proxies will be maintained for a period of five years from the end of the fiscal year in which the entry was made, the first two onsite at the firm.

1.	A copy of the proxy voting policies and procedures – CI

2.	Client acknowledgement indicating the client’s election to retain proxy voting responsibilities — PA

3.	Proxy statements received on client securities – PA, RiskMetrics, Edgar

4.	Record of vote cast for each client – RiskMetrics, PA

5.	Internal voting package and any document created that was material to the decision or to a departure from the Guideline – PA

6.	Each written request for proxy voting information (policy or votes cast) and the firm’s written response to any client request for such records – PA, CI

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PROXY VOTING POLICIES AND PROCEDURES

1.	Background

The act of managing assets of clients may include the voting of proxies related to such managed assets.  Where the power to vote in person or by proxy has been delegated, directly or indirectly, to the investment adviser, the investment adviser has the fiduciary responsibility for (a) voting in a manner that is in the best interests of the client, and (b) properly dealing with potential conflicts of interest arising from proxy proposals being voted upon.

The policies and procedures of W. H. Reaves & Company, Inc. (“WHR”) ("the Adviser") for voting proxies received for accounts managed by the Adviser are set forth below and are applicable if:

•	The underlying advisory agreement entered into with the client expressly provides that the Adviser shall be responsible to vote proxies received in connection with the client’s account; or

•
The underlying advisory agreement entered into with the client is silent as to whether or not the Adviser shall be responsible to vote proxies received in connection with the client’s account and the Adviser has discretionary authority over investment decisions for the client’s account; or

•
In case of an employee benefit plan, the client (or any plan trustee or other fiduciary) has not reserved the power to vote proxies in either the underlying advisory agreement entered into with the client or in the client’s plan documents.

These Proxy Voting Policies and Procedures are designed to ensure that proxies are voted in an appropriate manner and should complement the Adviser’s investment policies and procedures regarding its general responsibility to monitor the performance and/or corporate events of companies which are issuers of securities held in managed accounts.   Any questions about these policies and procedures should be directed to WHR’s Compliance Department.

Proxy Voting Policies

In the absence of specific voting guidelines from a client, WHR will vote proxies in a manner that is in the best interest of the client, which may result in different voting results for proxies for the same issuer. The Adviser shall consider only those factors that relate to the client's investment or dictated by the client’s written instructions, including how its vote will economically impact and affect the value of the client's investment (keeping in mind that, after conducting an appropriate cost-benefit analysis, not voting at all on a presented proposal may be in the best interest of the client).  WHR believes that voting proxies in accordance with the following policies is in the best interests of its clients.

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A.	Specific Voting Policies

1.	Routine Items:

•	The Adviser will generally vote for the election of directors (where no corporate governance issues are implicated).

•	The Adviser will generally vote for the selection of independent auditors.

•	The Adviser will generally vote for increases in or reclassification of common stock.

•	The Adviser will generally vote for management recommendations adding or amending indemnification provisions in charter or by-laws.

•	The Adviser will generally vote for changes in the board of directors.

•	The Adviser will generally vote for outside director compensation.

•	The Adviser will generally vote for proposals that maintain or strengthen the shared interests of shareholders and management

•	The Adviser will generally vote for proposals that increase shareholder value

•	The Adviser will generally vote for proposals that will maintain or increase shareholder influence over the issuer's board of directors and management

•	The Adviser will generally vote for proposals that maintain or increase the rights of shareholders

2.	Non-Routine and Conflict of Interest Items:

•	The Adviser will generally vote for management proposals for merger or reorganization if the transaction appears to offer fair value.

•	The Adviser will generally vote against shareholder resolutions that consider only non-financial impacts of mergers

•	The Adviser will generally vote against anti-greenmail provisions.

B.	General Voting Policy

If the proxy includes a Routine Item that implicates corporate governance changes, a Non-Routine Item where no specific policy applies or a Conflict of Interest Item where no specific policy applies, then the Adviser may engage an independent third party to determine how the proxies should be voted.

2

In voting on each and every issue, the Adviser and its employees shall vote in a prudent and timely fashion and only after a careful evaluation of the issue(s) presented on the ballot.

In exercising its voting discretion, the Adviser and its employees shall avoid any direct or indirect conflict of interest raised by such voting decision.  The Adviser will provide adequate disclosure to the client if any substantive aspect or foreseeable result of the subject matter to be voted upon raises an actual or potential conflict of interest to the Adviser or:

•	any affiliate of the Adviser. For purposes of these Proxy Voting Policies and Procedures, an affiliate means:

(i)	any person directly, or indirectly through one or more intermediaries, controlling, controlled by or under common control with the Adviser;

(ii)	any officer, director, principal, partner, employer, or direct or indirect beneficial owner of any 10% or greater equity or voting interest of the Adviser; or

(iii)	any other person for which a person described in clause (ii) acts in any such capacity;

•	any issuer of a security for which the Adviser (or any affiliate of the Adviser) acts as a sponsor, advisor, manager, custodian, distributor, underwriter, broker, or other similar capacity; or

•
any person with whom the Adviser (or any affiliate of the Adviser) has an existing, material contract or business relationship that was not entered into in the ordinary course of the Adviser’s (or its affiliate’s) business.

After informing the client of any potential conflict of interest, the Adviser will take other appropriate action as required under these Proxy Voting Policies and Procedures, as provided below.

The Adviser shall keep certain records required by applicable law in connection with its proxy voting activities for clients and shall provide proxy-voting information to clients upon their written or oral request.

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3.	Proxy Voting Procedures

A.
The Account Representative or the Portfolio Manager the “Responsible Party”) shall be designated by the Adviser to make discretionary investment decisions for the client's account will be responsible for voting the proxies related to that account.  The Responsible Party should assume that he or she has the power to vote all proxies related to the client’s account if any one of the three circumstances set forth in Section 1 above regarding proxy voting powers is applicable.

B.	All proxies and ballots received by WHR will be forwarded to the Responsible Party and then logged in upon receipt in the “Receipt of Proxy Voting Material” log.

C.
Prior to voting, the Responsible Party will verify whether his or her voting power is subject to any limitations or guidelines issued by the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries).

D.
Prior to voting, the Responsible Party will verify whether an actual or potential conflict of interest with the Adviser or any Interested Person exists in connection with the subject proposal(s) to be voted upon.  The determination regarding the presence or absence of any actual or potential conflict of interest shall be adequately documented by the Responsible Party (i.e., comparing the apparent parties affected by the proxy proposal being voted upon against the Adviser’s internal list of Interested Persons and, for any matches found, describing the process taken to determine the anticipated magnitude and possible probability of any conflict of interest being present), which shall be reviewed and signed off on by the Responsible Party’s direct supervisor (and if none, by the board of directors or a committee of the board of directors of the Adviser).

E.
If an actual or potential conflict is found to exist, written notification of the conflict (the “Conflict Notice”) shall be given to the client or the client’s designee (or in the case of an employee benefit plan, the plan's trustee or other fiduciary) in sufficient detail and with sufficient time to reasonably inform the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciary) of the actual or potential conflict involved.

Specifically, the Conflict Notice should describe:

•	the proposal to be voted upon;

•	the actual or potential conflict of interest involved;

•	the Adviser’s vote recommendation (with a summary of material factors supporting the recommended vote); and

•	if applicable, the relationship between the Adviser and any Interested Person.

4

The Conflict Notice will either request the client’s consent to the Adviser’s vote recommendation or may request the client to vote the proxy directly or through another designee of the client.  The Conflict Notice and consent thereto may be sent or received, as the case may be, by mail, fax, electronic transmission or any other reliable form of communication that may be recalled, retrieved, produced, or printed in accordance with the recordkeeping policies and procedures of the Adviser.  If the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciary) is unreachable or has not affirmatively responded before the response deadline for the matter being voted upon, the Adviser may:

•
engage a non-Interested Party to independently review the Adviser’s vote recommendation if the vote recommendation would fall in favor of the Adviser’s interest (or the interest of an Interested Person) to confirm that the Adviser’s vote recommendation is in the best interest of the client under the circumstances;

•
cast its vote as recommended if the vote recommendation would fall against the Adviser’s interest (or the interest of an Interested Person) and such vote recommendation is in the best interest of the client under the circumstances; or

•	abstain from voting if such action is determined by the Adviser to be in the best interest of the client under the circumstances.

F.
The Responsible Party will promptly vote proxies received in a manner consistent with the Proxy Voting Policies and Procedures stated above and guidelines (if any) issued by client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries if such guidelines are consistent with ERISA).

G.	In accordance with SEC Rule 204-2(c)(2), as amended, the Responsible Party shall retain in the respective client’s file, the following:

•
A copy of the proxy statement received (unless retained by a third party for the benefit of the Adviser or the proxy statement is available from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system);

•
A record of the vote cast (unless this record is retained by a third party for the benefit of the Adviser and the third party is able to promptly provide the Adviser with a copy of the voting record upon its request);

•	A record memorializing the basis for the vote cast;

•	A copy of any document created by the Adviser or its employees that was material in making the decision on how to vote the subject proxy; and,

5

•
A copy of any Conflict Notice, conflict consent or any other written communication (including emails or other electronic communications) to or from the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries) regarding the subject proxy vote cast by, or the vote recommendation of, the Adviser.

The above copies and records shall be retained in the client’s file for a period not less than five (5) years (or in the case of an employee benefit plan, no less than six (6) years), which shall be maintained at the appropriate office of the Adviser.

H.	Periodically, but no less than annually, the Adviser will:

1.	Verify that all annual proxies for the securities held in the client’s account have been received;

2.
Verify that each proxy received has been voted in a manner consistent with the Proxy Voting Policies and Procedures and the guidelines (if any) issued by the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries);

3.	Review the files to verify that records of the voting of the proxies have been properly maintained;

4.	Prepare a written report for each client regarding compliance with the Proxy Voting Policies and Procedures; and

5.	Maintain an internal list of Interested Persons.

Proxies and Class Action Lawsuits

WHR will be required to take action and render advice with respect to voting of proxies solicited by or with respect to the issuers of securities in which assets of the Account may be invested from time to time.  However, WHR will not take any action or render any advice with respect to any securities held in the Account, which are named in or subject to class action lawsuits.  WHR may, only at the client’s request, offer clients advice regarding corporate actions

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WESTWOOD MANAGEMENT CORPORATION

POLICIES AND PROCEDURES FOR PROXY VOTING

Policy

Westwood has engaged Broadridge for proxy voting services and Glass Lewis for proxy research for our clients. Broadridge is a leading provider to the global financial industry for full-service proxy support. Glass Lewis provides complete analysis and voting recommendations on all proposals and is designed to assist investors in mitigating risk and improving long-term value. In most cases, we agree with the recommendations of Glass Lewis, however, ballots are reviewed bi-monthly by our analysts and we may choose to vote differently than Glass Lewis if we believe it in the best interest of our clients.

Procedures

With respect to proxy record keeping, Westwood maintains complete files for all clients. These files include a listing of all proxy material sent on behalf of our clients along with individual copies of each response. Client access to these files can be arranged upon request. A summary of voting is sent to each client on an annual basis.

PART C. OTHER INFORMATION

Item 28. Exhibits.

(a)	(1)	a.	Articles of Amendment and Restatement dated 6/14/02 – Filed as Ex-99.A.1.C on 12/30/02 (Accession No. 0001126871-02-000036)

		b.	Articles of Amendment dated 5/23/05 – Filed as Ex-99.A on 09/08/05 (Accession No. 0000898786-05-000254)

		c.	Articles of Amendment dated 9/30/05 – Filed as Ex-99.A on 11/22/05 (Accession No. 0000870786-05-000263)

		d.	Articles of Amendment dated 7/7/06 (Incorporated by reference from exhibit #1(2)b to registration statement No. 333-137477 filed on Form N-14 on 9/20/06 Accession No. 0000009713-06-000062)

		e.	Articles of Amendment – Filed as Ex-99.B1 on 09/12/97 (Accession No. 0000898745-97-000023)

		f.	Articles of Amendment dated 06/04/08 – Filed as Ex-99.A on 07/17/08 (Accession No. 0000009713-08-000060)

		g.	Articles of Amendment dated 06/30/09 – Filed as Ex-99.A(1)h on 10/07/09 (Accession No. 0000898745-09-000489)

		h.	Articles of Amendment dated 09/30/09 – Filed as Ex-99.A(1)h on 10/29/10 (Accession No. 0000898745-10-000490)

		i.	Articles of Amendment dated 02/29/12*

	(2)	a.	Articles Supplementary dated 9/25/02 – Filed as Ex-99.A.4.D on 12/30/02 (Accession No. 0001126871-02-000036)

		b.	Articles Supplementary dated 2/5/03 – Filed as Ex-99.A on 02/25/03 (Accession No. 0000870786-03-000031)

		c.	Articles Supplementary dated 4/30/03 – Filed as Ex-99.A4F on 09/11/03 (Accession No. 0000870786-03-000169)

		d.	Articles Supplementary dated 6/10/03 – Filed as Ex-99.A4G on 09/11/03 (Accession No. 0000870786-03-000169)

		e.	Articles Supplementary dated 9/9/03 – Filed as Ex-99.A4H on 09/11/03 (Accession No. 0000870786-03-000169)

		f.	Articles Supplementary dated 11/6/03 – Filed as Ex-99.A on 12/15/03 (Accession No. 0000870786-03-000202)

		g.	Articles Supplementary dated 1/29/04 – Filed as Ex-99.A on 02/26/04 (Accession No. 0001127048-04-000033)

		h.	Articles Supplementary dated 3/8/04 – Filed as Ex-99.A on 07/27/04 (Accession No. 0000870786-04-000163)

		i.	Articles Supplementary dated 6/14/04 – Filed as Ex-99.A on 09/27/2004 (Accession No. 0000870786-04-000207)

		j.	Articles Supplementary dated 9/13/04 – Filed as Ex-99.A on 12/13/04 (Accession No. 0000870786-04-000242)

		k.	Articles Supplementary dated 10/1/04 – Filed as Ex-99.A on 12/13/04 (Accession No. 0000870786-04-000242)

		l.	Articles Supplementary dated 12/13/04 – Filed as Ex-99.A on 02/28/05 (Accession No. 0000870786-05-000065)

		m.	Articles Supplementary dated 2/4/05 – Filed as Ex-99.A on 05/16/05 (Accession No. 0000870786-05-000194)

1

n.	Articles Supplementary dated 2/24/05 – Filed as Ex-99.A on 05/16/05 (Accession No. 0000870786-05-000194)

o.	Articles Supplementary dated 5/6/05 – Filed as Ex-99.A on 09/08/05 (Accession No. 0000870786-05-000254)

p.	Articles Supplementary dated 12/20/05 – Filed as Ex-99.A (2)p on 10/29/10 (Accession No. 0000898745-10-000490)

q.	Articles Supplementary dated 9/20/06 (Incorporated by reference from exhibit #1(4)t to registration statement No. 333-137477 filed on Form N-14 on 9/20/06 Accession No. 0000009713-06-000062)

r.	Articles Supplementary dated 1/12/07 – Filed as Ex-99.A on 01/16/07 (Accession No. 0000898745-07-000011)

s.	Articles Supplementary dated 1/22/07 – Filed as Ex-99.A on 07/18/07 (Accession No. 0000898745-07-000086)

t.	Articles Supplementary dated 7/24/07 – Filed as Ex-99.A on 09/28/07 (Accession No. 0000898745-07-000152)

u.	Articles Supplementary dated 09/13/07 – Filed as Ex-99.A on 12/14/07 (Accession No. 0000898745-07-000184)

v.	Articles Supplementary dated 1/3/08 – Filed as Ex-99.A.4.Y on 02/20/08 (Accession No. 0000950137-08-002501

w.	Articles Supplementary dated 3/13/08 – Filed as Ex-99.A4Z on 05/01/08 (Accession No. 0000950137-08-006512)

x.	Articles Supplementary dated 06/23/08 – Filed as Ex-99.A on 07/17/08 (Accession No. 0000009713-08-000060)

y.	Articles Supplementary dated 09/10/08 – Filed as Ex-99.A.4 on 12/12/08 (Accession No. 0000898745-08-000166)

z.	Articles Supplementary dated 10/31/08 – Filed as Ex-99.A.4 on 12/12/08 (Accession No. 0000898745-08-000166)

aa.	Articles Supplementary dated 01/13/09 – Filed as Ex-99.A(4)dd on 10/07/09 (Accession No. 0000898745-09-000489)

bb.	Articles Supplementary dated 03/10/09 – Filed as Ex-99.A(4)ee on 10/07/09 (Accession No. 0000898745-09-000489)

cc.	Articles Supplementary dated 05/01/09 – Filed as Ex-99.A(4)ff on 10/07/09 (Accession No. 0000898745-09-000489)

dd.	Articles Supplementary dated 06/19/09 – Filed as Ex-99.A(4)gg on 10/07/09 (Accession No. 0000898745-09-000489)

ee.	Articles Supplementary dated 09/25/09 – Filed as Ex-99.A(2)ee on 10/29/10 (Accession No. 0000898745-10-000490)

ff.	Articles Supplementary dated 01/28/10 – Filed as Ex-99.A(2)ff on 10/29/10 (Accession No. 0000898745-10-000490)

gg.	Articles Supplementary dated 05/03/10 – Filed as Ex (a)(2)gg on 07/29/10 (Accession No. 0000898745-10-000394)

hh.	Articles Supplementary dated 08/05/10 – Filed as Ex-99.(a)(2)hh on 07/11/11 Accession No.: 0000898745-11-000480

ii.	Articles Supplementary dated 09/29/10 – Filed as Ex-99.(a)(2)ii on 07/11/11 Accession No.: 0000898745-11-000480

jj.	Articles Supplementary dated 11/02/10 – Filed as Ex-99.(a)(2)jj on 07/11/11 Accession No.: 0000898745-11-000480

2

		kk.	Articles Supplementary dated 01/28/11 – Filed as Ex-99.(a)(2)kk on 07/11/ Accession No.: 0000898745-11-000480

		ll.	Articles Supplementary dated 03/09/11 – Filed as Ex-99.(a)(2)ll on 07/11/11 Accession No.: 0000898745-11-000480

		mm.	Articles Supplementary dated 06/21/11 – Filed as Ex-99.(a)(2)mm on 07/11/11 Accession No.: 0000898745-11-000480

		nn.	Articles Supplementary dated 08/23/11 – Filed as Ex-99 (a)(2)nn on 12/30/2011 (Accession No. 0001144204-11-072069)

		oo.	Articles Supplementary dated 11/15/11*

		pp.	Articles Supplementary dated 02/08/12*

(b)	(1)	By-laws dated 10/24/11– Filed as Ex-99 (b)(1) on 12/30/2011 (Accession No. 0001144204-11-072069)

(c)	These have been previously filed as noted in response to Items 28(a) and 28(b).

(d)	(1)	a.	Amended and Restated Management Agreement dated 10/24/11 – Filed as Ex-99 (d)(1)a on 12/30/2011 (Accession No. 0001144204-11-072069)

	(2)	a.	AllianceBernstein Amended & Restated Sub-Advisory Agreement dated January 1, 2010 – Filed as Ex-99.(D)(5)d on 03/16/2010 (Accession No. 0000898745-10-000157

	(3)	a.	American Century Amended & Restated Sub-Advisory Agreement dated 03/08/2010 – Filed as Ex-99 (d)(2)d on 05/04/10 (Accession No. 0000898745-10-000277)

	(4)	a.	AMP Capital Brookfield (US), LLC Investment Sub-Sub-Advisory Agreement dated 02/03/2012 *

	(5)	a.	AQR Capital Management, LLC/CNH Partners, LLC Sub-Advisory Agreement dated 10/24/11 – Filed as Ex-99 (d)(4)a on 12/30/2011 (Accession No. 0001144204-11-072069)

	(6)	a.	Barrow, Hanley, Mewhinney & Strauss, LLC Amended and Restated Sub-Advisory Agreement dated 12/19/2011 *

	(7)	a.	BlackRock Financial Management, Inc. Amended & Restated Sub-Advisory Agreement dated January 1, 2010 – Filed as Ex-99.(D)(6)b on 03/16/2010 (Accession No. 0000898745-10-000157

	(8)	a.	Brookfield Investment Management Corporation Sub-Advisory Agreement dated 02/03/12 *

	(9)	a.	Brown Investment Advisory Incorporated Sub-Advisory Agreement dated 07/01/09 – Filed as Ex-99.D(6)A on 07/29/09 (Accession No. 0000898745-09-000354)

	(10)	a.	Causeway Capital Management LLC Sub-Advisory Agreement dated January 1, 2010 – Filed as Ex-99.(D)(8)b on 03/16/2010 (Accession No. 0000898745-10-000157

	(11)	a.	ClearBridge Advisors, LLC Sub-Advisory Agreement dated October 1, 2009 – Filed as Ex-99.(d)(9)a on 12/18/09 (Accession No. 0000898745-09-000546)

	(12)	a.	Cliffwater, LLC Sub-Advisory and Consulting Agreement dated 10/24/11 – Filed as Ex-99 (d)(10)a on 12/30/2011 (Accession No. 0001144204-11-072069)

	(13)	a.	Columbus Circle Investors Amended & Restated Sub-Advisory Agreement dated January 1, 2010 – Filed as Ex-99.(D)(10)e on 03/16/2010 (Accession No. 0000898745-10-000157

	(14)	a.	Credit Suisse Sub-Advisory Agreement dated 03/16/2010 – Filed as Ex D11A on 07/29/10 (Accession No. 0000898745-10-000394)

	(15)	a.	Dimensional Fund Advisors Amended & Restated Sub-Advisory Agreement dated 1/1/10 – Filed as Ex-99.(D)(11)b on 03/16/2010 (Accession No. 0000898745-10-000157

	(16)	a.	Edge Asset Management Sub-Advisory Agreement dated 1/12/07 – Filed as Ex-99.D on 01/16/07 (Accession No. 0000898745-07-000011)

	(17)	a.	Emerald Advisors, Inc. Sub-Advisory Agreement dated January 1, 2010 – Filed as Ex-99.(D)(13)B on 03/16/2010 (Accession No. 0000898745-10-000157

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(18)	a.	Goldman Sachs Amended & Restated Sub-Advisory Agreement dated 1/1/10 – Filed as Ex-99.(D)(15)f on 03/16/2010 (Accession No. 0000898745-10-000157

(19)	a.	Guggenheim Sub-Advisory Agreement dated 09/16/09 – Filed as Ex-99.D(15)a on 10/07/09 (Accession No. 0000898745-09-000489)

(20)	a.	Herndon Capital Management Sub-Advisory Agreement dated 06/27/2011 – Filed as Ex-99 (d)(18)a on 12/30/2011 (Accession No. 0001144204-11-072069)

(21)	a.	Jacobs Levy Equity Management, Inc. Amended & Restated Sub-Advisory Agreement dated January 1, 2010 – Filed as Ex-99.(D)(17)d on 03/16/2010 (Accession No. 0000898745-10-000157

(22)	a.	Jennison Sub-Advisory Agreement dated 03/16/2010 – Filed as Ex D20A on 07/29/10 (Accession No. 0000898745-10-000394)

(23)	a.	JP Morgan Amended & Restated Sub-Advisory Agreement dated 1/1/2010 – Filed as Ex-99.(D)(18)d on 03/16/2010 (Accession No. 0000898745-10-000157

(24)	a.	Lehman Brothers (now known as Neuberger Berman Fixed Income LLC) Amended & Restated Sub-Advisory Agreement dated 05/04/09 – Filed as Ex-99.D(18)b on 10/07/09 (Accession No. 0000898745-09-000489)

(25)	a.	LA Capital Amended & Restated Sub-Advisory Agreement dated 10/24/11 – Filed as Ex-99 (d)(23)a on 12/30/2011 (Accession No. 0001144204-11-072069)

(26)	a.	Loomis, Sayles & Company , L.P. Sub-Advisory Agreement dated 10/24/11 – Filed as Ex-99 (d)(24)a on 12/30/2011 (Accession No. 0001144204-11-072069)

(27)	a.	Mellon Capital Amended & Restated Sub-Advisory Agreement dated 12/31/2009 – Filed as Ex-99.(D)(21)e on 03/16/2010 (Accession No. 0000898745-10-000157)

(28)	a.	Montag & Caldwell, Inc. Sub-Advisory Agreement dated 09/24/10 – Filed as Ex-99.(d)(24)a on 11/04/10 (Accession No. 0000898745-10-000494).

(29)	a.	Pacific Investment Management Company LLC Amended & Restated Sub-Advisory Agreement dated 10/24/2011 – Filed as Ex-99 (d)(27)a on 12/30/2011 (Accession No. 0001144204-11-072069)

(30)	a.	PGI Amended & Restated Sub-Advisory Agreement dated 09/12/11 – Filed as Ex-(d)(29)a on 10/12/2011 (Accession Number: 0000898745-11-000711)

(31)	a.	PREI Amended & Restated Sub-Advisory Agreement dated 10/01/11 – Filed as Ex-99 (d)(29)a on 12/30/2011 (Accession No. 0001144204-11-072069)

(32)	a.	Pyramis Global Advisors, LLC Amended & Restated Sub-Advisory Agreement dated 1/1/10 – Filed as Ex-99.(D)(26)b on 03/16/2010 (Accession No. 0000898745-10-000157

(33)	a.	Schroder Investment Management North America Inc. Sub-Advisory Agreement dated 1/11/10 – Filed as Ex-99.(D)(27)a on 03/16/2010 (Accession No. 0000898745-10-000157

(34)	a.	Schroder Investment Management North America Limited Sub-Sub-Advisory Agreement dated 1/11/10 – Filed as Ex-99.(D)(28)a on 03/16/2010 (Accession No. 0000898745-10-000157

(35)	a.	Spectrum Amended & Restated Sub-Advisory Agreement dated 9/12/05 – Filed as Ex-99.D on 12/29/05 (Accession No. 0000898745-05-000035)

(36)	a.	Symphony Asset Management LLC Sub-Advisory Agreement dated 02/03/12*

(37)	a.	T. Rowe Price Associates, Inc. Amended & Restated Sub-Advisory Agreement dated January 1, 2010 – Filed as Ex-99.(D)(30)e on 03/16/2010 (Accession No. 0000898745-10-000157

(38)	a.	Thompson, Siegel & Walmsley LLC Sub-Advisory Agreement dated 10/01/09 – Filed as Ex-99.D(28)a on 10/07/09 (Accession No. 0000898745-09-000489)

(39)	a.	Tortoise Capital Advisors, LLC Amended & Restated Sub-Advisory Agreement dated 03/16/2010 – Filed as Ex-99 (d)(32)b on 05/04/10 (Accession No. 0000898745-10-000277)

(40)	a.	Turner Investment Partners, Inc. Amended & Restated Sub-Advisory Agreement dated January 1, 2010 – Filed as Ex-99.(D)(33)c on 03/16/2010 (Accession No. 0000898745-10-000157

4

	(41)	a.	Vaughan Nelson Investment Management, LP Sub-Advisory Agreement dated January 1, 2010 – Filed as Ex-99.(D)(35)b on 03/16/2010 (Accession No. 0000898745-10-000157

	(42)	a.	W. H. Reaves Sub-Advisory Agreement dated 10/05/11 – Filed as Ex-99 (d)(39)a on 12/30/2011 (Accession No. 0001144204-11-072069)

	(43)	a.	Wellington Management Sub-Advisory Agreement dated 10/24/11 – Filed as Ex-99 (d)(41) on 12/30/2011 (Accession No. 0001144204-11-072069)

	(44)	a.	Westwood Management Corporation Amended & Restated Sub-Advisory Agreement dated January 1, 2010 – Filed as Ex-99.(D)(37)B on 03/16/2010 (Accession No. 0000898745-10-000157

(e)	(1)	a.	Amended & Restated Distribution Agreement for A, B, C, J, P, R-1, R-2, R-3, R-4, R-5 and Institutional Classes dated 09/27/10 – Filed as Ex-99.(e)(1)a on 07/11/11 Accession No. 0000898745-11-000480

	(2)	a.	Selling Agreement—Advantage Classes – Filed as Ex-99.(e)(2)a on 11/04/10 (Accession No. 0000898745-10-000494).

		b.	Selling Agreement—A, C, J, Institutional, R-1, R-2, R-3, R-4 and R-5 Class Shares – Filed as Ex-99.(e)(2)b on 11/04/10 (Accession No. 0000898745-10-000494).

(f)	N/A

(g)	(1)	a.	Domestic Portfolio Custodian Agreement with Bank of New York – Filed as Ex-99.B8.A on 04/12/1996 (Accession No. 0000898745-96-000012)

		b.	Domestic Funds Custodian Agreement with Bank of New York – Filed as Ex-99.G1.B on 12/05/00 (Accession No. 0000898745-00-000021)

		c.	Domestic and Global Custodian Agreement with Bank of New York – Filed as Ex-99.G on 11/22/05 (Accession No. 0000870786-05-000263)

(h)	(1)	a.	Amended and Restated Transfer Agency Agreement (A, B, C, J, P, Institutional and Plan Classes) dated 11/01/11 – Filed as Ex-99 (h)(1)a on 12/30/2011 (Accession No. 0001144204-11-072069)

	(2)	a.	Amended & Restated Shareholder Services Agreement dated 1/12/07 – Filed as Ex-99.H on 12/14/07 (Accession No. 0000898745-07-000184)

	(3)	a.	Investment Service Agreement – Filed as Ex-99.H.3.C on 12/30/02 (Accession No. 0001126871-02-000036)

	(4)	a.	Amended & Restated Accounting Services Agreement dated 1/12/07 – Filed as Ex-99.H on 01/16/07 (Accession No. 0000898745-07-000011)

	(5)	a.	Amended & Restated Administrative Services Agreement dated 05/01/10 – Filed as Ex H5A on 07/29/10 (Accession No. 0000898745-10-000394)

	(6)	a.	Amended & Restated Service Agreement dated 05/01/10 – Filed as Ex H6A on 07/29/10 (Accession No. 0000898745-10-000394)

	(7)	a.	Amended & Restated Service Sub-Agreement dated 9/30/05 – Filed as Ex-99.A on 11/22/05 (Accession No. 0000870786-05-000263)

	(8)	a.	Principal Funds, Inc. – Contractual Fee Waiver Agreement dated 01/31/11 – Filed as Ex-(h)(8)a on 10/12/2011 (Accession Number: 0000898745-11-000711)

(i)	Legal Opinion*

(j)	(1)	Consent of Auditors*

	(2)	Rule 485(b) opinion*

	(3)	Power of Attorneys – Filed as Ex-99.J3 on 12/12/08 (Accession No. 0000898745-08-000166)

(k)	N/A

(l)	(1)	Initial Capital Agreement-ISP & MBS – Filed as Ex-99.B13 on 04/12/1996 (Accession No. 0000898745-96-000012)

5

(2)	Initial Capital Agreement-IEP – Filed as Ex-99.L2 on 09/22/00 (Accession No. 0000898745-00-500024)

(3)	Initial Capital Agreement-ICP – Filed as Ex-99.L3 on 09/22/00 (Accession No. 0000898745-00-500024)

(4-38)	Initial Capital Agreement – Filed as Ex-99.L4-L38 on 12/05/00 (Accession No. 0000898745-00-000021)

(39)	Initial Capital Agreement dated 12/30/02 – Filed as Ex-99.L.39 on 12/30/02 (Accession No. 0001126871-02-000036)

(40-41)	Initial Capital Agreement dated 12/29/03 & 12/30/03 – Filed as Ex-99.L on 02/26/04 (Accession No. 0001127048-04-000033)

(42)	Initial Capital Agreement dated 06/01/04 – Filed as Ex-99.L on 07/27/04 (Accession No. 0000870786-04-000163)

(43)	Initial Capital Agreement dated 11/01/04 – Filed as Ex-99.L on 12/13/04 (Accession No. 0000870786-04-000242)

(44)	Initial Capital Agreement dated 12/29/04 – Filed as Ex-99.L on 02/28/05 (Accession No. 0000870786-05-000065)

(45)	Initial Capital Agreement dated 03/01/05 – Filed as Ex-99.L on 05/16/05 (Accession No. 0000870786-05-000194)

(46)	Initial Capital Agreement dated 06/28/05 – Filed as Ex-99.L on 11/22/05 (Accession No. 0000870786-05-000263)

(47)	Initial Capital Agreement dated 03/15/06 – Filed as Ex-99.L on 10/20/06 (Accession No. 0000898745-06-000160)

(48)	Initial Capital Agreement dated 01/10/07 – Filed as Ex-99.L (48) on 02/20/08 (Accession No. 0000950137-08-002501)

(49)	Initial Capital Agreement dated 10/01/07 – Filed as Ex-99.L on 03/28/2008 (Accession No. 0000898745-08-000017)

(50)	Initial Capital Agreement dated 02/29/08 – Filed as Ex-99.L on 03/28/2008 (Accession No. 0000898745-08-000017)

(51)	Initial Capital Agreement dated 05/01/08 – Filed as Ex-99.L on 07/17/08 (Accession No. 0000009713-08-000060)

(52)	Initial Capital Agreement dated 09/30/08 – Filed as Ex-99.L on 12/12/08 (Accession No. 0000898745-08-000166)

(53)	Initial Capital Agreement dated 12/15/08 – Filed as Ex-99.L on 12/31/08 (Accession No. 0000898745-08-000184)

(54)	Initial Capital Agreement dated 03/02/09 – Filed as Ex-99.L54 on 10/29/10 (Accession No. 0000898745-10-000490)

(55)	Initial Capital Agreement dated 09/09/09 – Filed as Ex-99.L55 on 10/29/10 (Accession No. 0000898745-10-000490)

(56)	Initial Capital Agreement dated 12/30/09 – Filed as Ex-99.L56 on 10/29/10 (Accession No. 0000898745-10-000490)

(57)	Initial Capital Agreement dated 03/01/10 – Filed as Ex-99.L57 on 10/29/10 (Accession No. 0000898745-10-000490)

(58)	Initial Capital Agreement dated 03/16/10 – Filed as Ex-99.L58 on 10/29/10 (Accession No. 0000898745-10-000490)

(59)	Initial Capital Agreement dated 07/12/10 – Filed as Ex-99.L59 on 10/29/10 (Accession No. 0000898745-10-000490)

(60)	Initial Capital Agreement dated 09/27/10 – Filed as Ex-99.L60 on 01/06/11 (Accession No. 0000898745-11-000010)

6

(61)	Initial Capital Agreement dated 12/29/10 – Filed as Ex-99.L61 on 02/23/11 (Accession No. 0000898745-11-000040)

(62)	Initial Capital Agreement dated 06/06/11 – Filed as Ex-(l)(62) on 10/12/2011 (Accession No. 0000898745-11-000711)

(63)	Initial Capital Agreement dated 10/24/11 – Filed as Ex-99 (l)(63) on 12/30/2011 (Accession No. 0001144204-11-072069)

(m)	Rule 12b-1 Plan

	(1)	a.	Class A Plan – Amended & Restated dated 10/24/11 – Filed as Ex-99 (m)(1)a on 12/30/2011 (Accession No. 0001144204-11-072069)

	(2)	a.	Class B Plan – Amended & Restated dated 12/14/10 – Filed as Ex-99.(m)(2)c on 07/11/11 Accession No.: 0000898745-11-000480

	(3)	a.	Class C Plan – Amended & Restated dated 12/14/10 – Filed as Ex-99.(m)(3)d on 07/11/11 Accession No.: 0000898745-11-000480

	(4)	a.	Class J Plan – Amended & Restated dated 12/14/10 – Filed as Ex-99.(m)(4)e on 07/11/11 Accession No.: 0000898745-11-000480

	(5)	a.	Class R-1 Plan – Amended & Restated Distribution Plan and Agreement dated 12/14/10 – Filed as Ex-99.(m)(5)b on 07/11/11 Accession No.: 0000898745-11-000480

	(6)	a.	Class R-2 Plan – Amended & Restated Distribution Plan and Agreement dated 12/14/10 – Filed as Ex-99.(m)(6)b on 07/11/11 Accession No.: 0000898745-11-000480

	(7)	a.	Class R-3 Plan – Amended & Restated Distribution Plan and Agreement dated 12/14/10 – Filed as Ex-99.(m)(7)b on 07/11/11 Accession No.: 0000898745-11-000480

	(8)	a.	Class R-4 Plan – Amended & Restated Distribution Plan and Agreement dated 12/14/10 – Filed as Ex-99.(m)(8)b on 07/11/11 Accession No.: 0000898745-11-000480

(n)	(1)	Rule 18f-3 Plan dated 03/10/08 – Filed as Ex-99.N1 on 05/01/08 (Accession No. 0000950137-08-006512)

	(2)	Rule 18f-3 Plan dated 04/01/09 – Filed as Ex N2 on 07/29/10 (Accession No. 0000898745-10-000394)

	(3)	Rule 18f-3 Plan dated 05/12/10 – Filed as Ex N3 on 07/29/10 (Accession No. 0000898745-10-000394)

	(4)	Rule 18f-3 Plan dated 06/14/10 – Filed as Ex N4 on 07/29/10 (Accession No. 0000898745-10-000394)

	(5)	Rule 18f-3 Plan dated 09/27/10 – Filed as Ex N5 on 06/02/2011 (Accession No. 0000898745-11-000359)

(o)	Reserved

(p)	Codes of Ethics

(1)	Alliance Bernstein Code of Ethics dated 10/2011 *

(2)	American Century Investment Management Code of Ethics dated 2011 *

(3)	AQR Capital Management, LLC/CNH Partners, LLC Code of Ethics dated 03/10/10 – Filed as Ex-99.(p)(3) on 07/11/11 Accession No. 0000898745-11-000480

(4)	The Bank of New York Mellon Code of Ethics dated 09/29/2011 *

(5)	Barrow Hanley Code of Ethics dated 12/31/2011 *

(6)	BlackRock Code of Ethics dated 11/10/2011 *

(7)	Brookfield Investment Management Inc./AMP Capital Brookfield (US) LLC Code of Ethics dated 08/2011 *

(8)	Brown Investment Advisory Incorporated Code of Ethics dated 08/11 – Filed as Ex-99 (p)(7) on 12/30/2011 (Accession No. 0001144204-11-072069)

(9)	Causeway Capital Management LLC Code of Ethics dated 08/10/10 – Filed as Ex-99.P7 on 01/06/11 (Accession No. 0000898745-11-000010)

7

(10)	Clearbridge Advisors Code of Ethics dated 06/08/10 – Filed as Ex-99.P(8) on 10/29/10 (Accession No. 0000898745-10-000490)

(11)	Cliffwater LLC Code of Ethics dated 05/16/11 – Filed as Ex-99.(p)(10) on 07/11/11 Accession No. 0000898745-11-000480

(12)	Columbus Circle Investors Code of Ethics dated 06/01/11 *

(13)	Credit Suisse Asset Management LLC Code of Ethics – Filed as Ex-99.P(10) on 10/29/10 (Accession No. 0000898745-10-000490)

(14)	Dimensional Fund Advisors Code of Ethics dated 07/01/2011 *

(15)	Edge Asset Management Code of Ethics dated 07/21/11 – Filed as Ex-99 (p)(14) on 12/30/2011 (Accession No. 0001144204-11-072069)

(16)	Emerald Advisers Inc. Code of Ethics dated 12/20/2011 *

(17)	Goldman Sachs Code of Ethics dated 11/17/10 – Filed as Ex-(p)(17) on 10/12/2011 (Accession No. 0000898745-11-000711)

(18)	Guggenheim Partners Asset Management, LLC and Guggenheim Investment Management, LLC Code of Ethics dated 07/2011 *

(19)	Herndon Capital Management Code of Ethics dated 09/11 – Filed as Ex-99 (p)(18) on 12/30/2011 (Accession No. 0001144204-11-072069)

(20)	Jacobs Levy Code of Ethics dated 12/06/2011 *

(21)	Jennison Code of Ethics dated 01/03/2011 *

(22)	JP Morgan Code of Ethics dated 07/15/2011 *

(23)	Loomis, Sayles & Company L.P. Code of Ethics dated 12/09/2011 *

(24)	Los Angeles Capital Management and Equity Research, Inc. Code of Ethics dated 11/18/2011 *

(25)	Montag & Caldwell, Inc. Code of Ethics dated 09/30/2011 *

(26)	Neuberger Berman Code of Ethics dated 09/11 – Filed as Ex-99 (p)(26) on 12/30/2011 (Accession No. 0001144204-11-072069)

(27)	Pacific Investment Management Company LLC Code of Ethics dated 05/09 – Filed as Ex-99.(p)(23) on 12/18/09 (Accession No. 0000898745-09-000546)

(28)	Principal Global Investors/Principal Real Estate Investors Code of Ethics dated 02/14/11 – Filed as Ex-(p)(27) on 10/12/2011 (Accession No. 0000898745-11-000711)

(29)	Principal Funds, Inc. Principal Variable Contracts Funds, Inc., Principal Management Corporation, Principal Financial Advisors, Inc., Princor Financial Services Corporation, Principal Funds Distributor, Inc. Code of Ethics dated 01/03/11 – Filed as Ex-(p)(28) on 10/12/2011 (Accession No. 0000898745-11-000711)

(30)	Pyramis Code of Ethics dated 2011 – Filed as Ex P27 on 06/02/2011 (Accession No. 0000898745-11-000359)

(31)	Sr. & Executive Officers Code of Ethics (Sarbanes) dated 02/09/10 – Filed as Ex-(p)(30) on 10/12/2011 (Accession No. 0000898745-11-000711)

(32)	Schroder plc subsidiaries Code of Ethics dated 09/13/2011 *

(33)	Spectrum Code of Ethics dated 2011 *

(34)	Symphony Asset Management LLC (wholly owned subsidiary of Nuveen Investments, Inc.) Code of Ethics dated 08/15/2011 *

(35)	T. Rowe Price Code of Ethics dated 05/20/11 *

(36)	Thompson, Siegel & Walmsley LLC Code of Ethics dated 05/2011 *

(37)	Tortoise Capital Advisors LLC Code of Ethics dated 03/17/11 – Filed as Ex-(p)(36) on 10/12/2011 (Accession No. 0000898745-11-000711)

8

(38)	Turner Investment Partners dated 02/11 – Filed as Ex-(p)(37) on 10/12/2011 (Accession No. 0000898745-11-000711)

(39)	Vaughan-Nelson Code of Ethics dated 03/24/11 – Filed as Ex-(p)(38) on 10/12/2011 (Accession No. 0000898745-11-000711)

(40)	W. H. Reaves Code of Ethics dated 07/18/11*

(41)	Wellington Management Code of Ethics dated 04/01/10 – Filed as Ex-99.(p)(41) on 07/11/11 Accession No. 0000898745-11-000480

(42)	Westwood Management Corporation Code of Ethics dated 05/11 *

*	Filed herein.
**	To be filed by amendment.

Item 29. Persons Controlled by or Under Common Control with Registrant

The Registrant does not control and is not under common control with any person.

Item 30. Indemnification

Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

(i) The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and

1. Was committed in bad faith; or

2. Was the result of active and deliberate dishonesty; or

(ii) The corporate representative actually received an improper personal benefit in money, property, or services; or

(iii) In the case of any criminal proceeding, the corporate representative had reasonable cause to believe that the act or omission was unlawful.

If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of Incorporation and Bylaws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant's Articles of Incorporation, Article 12 of Registrant's Bylaws and Section 2-418 of the Maryland General Corporation Law.

The Registrant has agreed to indemnify, defend and hold the Distributors, their officers and directors, and any person who controls the Distributors within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributors, their officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributors to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributors against any liability to the Registrant or to its security holders to which the Distributors would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of their duties, or by reason of their reckless disregard of their obligations under this Agreement. The Registrant's agreement to indemnify the Distributors, their officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributors, their officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.

9

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business or Other Connections of Investment Adviser

Principal Management Corporation ("PMC") serves as investment adviser and administrator for Principal Variable Contracts Funds, Inc. ("PVC") and Principal Funds, Inc.("Principal Funds"). PVC and Principal Funds are funds sponsored by Principal Life Insurance Company.

A complete list of the officers and directors of the investment adviser, Principal Management Corporation, are set out below along with other employment with which that person has been engaged. This list includes some of the same people (designated by an *), who serve as officers and directors of the Registrant. For these people, the information as set out in the Statement of Additional Information (See Part B) under the caption "Management Incorporation" is incorporated by reference.

NATURE OF RELATIONSHIP
NAME & OFFICE		(INVESTMENT ADVISER
WITH	OTHER COMPANY & PRINCIPAL	OFFICER’S OFFICE WITH
INVESTMENT ADVISER	BUSINESS ADDRESS	OTHER COMPANY)
Patricia A. Barry	Principal Life	Counsel/Assistant Corporate Secretary
Assistant Corporate	Insurance Company (1)
Secretary

*Teresa M. Button	Principal Life	See Part B
Vice President and Treasurer	Insurance Company (1)

*Michael J. Beer	Principal Life	See Part B
Executive Vice President/	Insurance Company (1)
Chief Operating Officer,
Director

Tracy W. Bollin	Principal Funds	Chief Financial Officer -
Chief Financial Officer	Distributor, Inc. (2)	Principal Funds
and Princor Financial
Services Corporation (1)

*David J. Brown	Principal Life	See Part B
Senior Vice President	Insurance Company (1)

*Jill R. Brown	Principal Funds	See Part B
Senior Vice President,	Distributor, Inc. (2)
Director

*Ralph C. Eucher	Principal Life	See Part B
Director	Insurance Company (1)

*Nora M. Everett	Principal Life	See Part B
President and Director	Insurance Company (1)

10

NATURE OF RELATIONSHIP
NAME & OFFICE		(INVESTMENT ADVISER
WITH	OTHER COMPANY & PRINCIPAL	OFFICER’S OFFICE WITH
INVESTMENT ADVISER	BUSINESS ADDRESS	OTHER COMPANY)

James W. Fennessey	Principal Life	Head of Investment Manager
Vice President	Insurance Company (1)	Research

Michael P. Finnegan	Principal Life	Vice President &
Senior Vice President -	Insurance Company (1)	Chief Investment Officer – PMC
Investment Services

*Ernest H. Gillum	Principal Life	See Part B
Vice President and Chief	Insurance Company (1)
Compliance Officer

Eric W. Hays	Principal Life	Assistant Vice President - IT
Senior Vice President and	Insurance Company (1)
Chief Information Officer

Joyce N. Hoffman	Principal Life	Senior Vice President and
Senior Vice President and	Insurance Company (1)	Corporate Secretary
Corporate Secretary

*Patrick A. Kirchner	Principal Life	See Part B
Assistant General Counsel	Insurance Company (1)

*Jennifer A. Mills	Principal Life	See Part B
Counsel	Insurance Company (1)

Mariateresa Monaco	Principal Life	Portfolio Manager
Vice President/Portfolio Management	Insurance Company (1)

*Layne A. Rasmussen	Principal Life	See Part B
Vice President and	Insurance Company (1)
Controller - Principal Funds

David L. Reichart	Princor	Senior Vice President
Senior Vice President	Financial Services
Corporation (1)

Teri Root	Principal Life	Senior Compliance Advisor
Compliance Officer	Insurance Company (1)

*Michael D. Roughton	Principal Life	See Part B
Senior Vice President and	Insurance Company (1)
Counsel

*Adam U. Shaikh	Principal Life	See Part B
Counsel	Insurance Company (1)

Mark A. Stark	Principal Financial	Vice President
Vice President	Advisors, Inc. (1)

Jamie K. Stenger	Principal Life	Assistant Director –
Compliance Officer	Insurance Company (1)	Compliance

Jeffrey R. Tyler	Principal Life	Portfolio Manager –
Vice President/Portfolio Management	Insurance Company (1)	Asset Allocation

Randy L. Welch	Principal Financial	Vice President
Vice President -	Advisors, Inc. (1)
Investment Services

11

NATURE OF RELATIONSHIP
NAME & OFFICE		(INVESTMENT ADVISER
WITH	OTHER COMPANY & PRINCIPAL	OFFICER’S OFFICE WITH
INVESTMENT ADVISER	BUSINESS ADDRESS	OTHER COMPANY)
*Dan L. Westholm	Principal Financial	See Part B
Director - Treasury	Advisors, Inc. (1)

*Beth C. Wilson	Principal Life	See Part B
Vice President	Insurance Company (1)

(1)	711 High Street Des Moines, IA 50392

(2)	1100 Investment Boulevard, Ste 200 El Dorado Hills, CA 95762

Item 32. Principal Underwriter

(a)	Principal Funds Distributor, Inc. ("PFD") acts as principal underwriter for Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. PFD also serves as the principal underwriter for certain variable contracts issued by Farmers New World Life Insurance Company through Farmers Variable Life Separate Account A. PFD also serves as the principal underwriter for certain variable contracts issued by AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company, through their respective separate accounts.

(b)	(1)	(2) (3)
Positions and offices
Name and principal	with principal	Positions and Offices
business address	underwriter (PFD)	with the Fund
Phillip J. Barbaria	Chief Compliance Officer	None
Principal Funds
Distributor, Inc. (2)

Patricia A. Barry	Assistant Corporate	None
The Principal	Secretary
Financial Group(1)

Michael J. Beer	Executive Vice President	Executive Vice President
The Principal
Financial Group(1)

Tracy W. Bollin	Chief Financial Officer	None
The Principal
Financial Group(1)

David J. Brown	Senior Vice President	Chief Compliance Officer
The Principal
Financial Group(1)

Jill R. Brown	President and Director	Senior Vice President
The Principal
Financial Group(2)

Teresa M. Button	Vice President and Treasurer	Treasurer
The Principal
Financial Group(1)

Ralph C. Eucher	Director	Chairman of the Board
The Principal
Financial Group(1)

12

(b)	(1)	(2)	(3)
Positions and offices
	Name and principal	with principal	Positions and Offices
	business address	underwriter (PFD)	with the Fund
	Nora M. Everett	Chairman of the Board	President, Chief Executive
	The Principal		Officer and Director
Financial Group (1)

	Cary Fuchs	Senior Vice President	Senior Vice President of Distribution
Principal Funds
Distributor, Inc.(2)

	Stephen G. Gallaher	Assistant General Counsel	Assistant Counsel
The Principal
Financial Group(1)

	Eric W. Hays	Senior Vice President and	None
	The Principal	Chief Information Officer
Financial Group(1)

	Timothy A. Hill	Vice President – Distribution/	None
	Principal Funds	National Sales Manager
Distributor, Inc.(2)

	Joyce N. Hoffman	Senior Vice President and	None
	The Principal	Corporate Secretary
Financial Group(1)

	Jennifer A. Mills	Counsel	Assistant Counsel
The Principal
Financial Group (1)

	Timothy J. Minard	Director	None
The Principal
Financial Group (1)

	Kevin J. Morris	Senior Vice President and	None
	Principal Funds	Chief Marketing Officer
Distributor, Inc.(2)

	David L. Reichart	Senior Vice President	None
The Principal
Financial Group(1)

	Michael D. Roughton	Senior Vice President/Counsel	Counsel
The Principal
Financial Group(1)

	Adam U. Shaikh	Counsel	Assistant Counsel
The Principal
Financial Group(1)

	Mark A. Stark	Vice President	None
The Principal
Financial Group(1)

13

(b)	(1)	(2)	(3)
Positions and offices
	Name and principal	with principal	Positions and Offices
	business address	underwriter (PFD)	with the Fund
	Dan L. Westholm	Director - Treasury	Assistant Treasurer
The Principal
Financial Group(1)

(1)	711 High Street Des Moines, IA 50392

(2)	1100 Investment Boulevard, Ste 200 El Dorado Hills, CA 95762-5710

(c) N/A.

Item 33. Location of Accounts and Records

All accounts, books or other documents of the Registrant are located at the offices of the Registrant and its Investment Adviser in the Principal Life Insurance Company home office building, The Principal Financial Group, Des Moines, Iowa 50392.

Item 34. Management Services

N/A.

Item 35. Undertakings

N/A.

14

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa, on the 28th day of February, 2012.

Principal Funds, Inc.

(Registrant)

/s/ N. M. Everett

______________________________________
N. M. Everett
President, Chief Executive Officer

and Director

Attest: /s/ Beth Wilson ______________________________________ Beth Wilson Vice President and Secretary

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Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

__________________________	Chairman of the Board	February 28, 2012
R. C. Eucher

/s/ N. M. Everett
__________________________	President, Chief Executive	February 28, 2012
N. M. Everett	Officer and Director (Principal
Executive Officer)

/s/ L. A. Rasmussen
__________________________	Vice President, Controller and	February 28, 2012
L. A. Rasmussen	Chief Financial Office (Principal
Financial Officer and Controller)

/s/ M. J. Beer
__________________________	Executive Vice President	February 28, 2012
M. J. Beer

(E. Ballantine)*
__________________________	Director	February 28, 2012
E. Ballantine

(K. Blake)*
__________________________	Director	February 28, 2012
K. Blake

(C. Damos)*
__________________________	Director	February 28, 2012
C. Damos

(R. W. Gilbert)*
__________________________	Director	February 28, 2012
R. W. Gilbert

(M. A. Grimmett)*
__________________________	Director	February 28, 2012
M. A. Grimmett

(F. S. Hirsch)*
__________________________	Director	February 28, 2012
F. S. Hirsch

(W. C. Kimball)*
__________________________	Director	February 28, 2012
W. C. Kimball

(B. A. Lukavsky)*
__________________________	Director	February 28, 2012
B. A. Lukavsky

(D. Pavelich)*
__________________________	Director	February 28, 2012
D. Pavelich

/s/ M. J. Beer

*By _______________________________

M. J. Beer

Executive Vice President

* Pursuant to Powers of Attorney

Previously filed on December 12, 2008

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